UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-308184) provides the information required by Items 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “first companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission and with respect to the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) in the immediately following companion submission (the “second companion submission”). Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initial submission and the second companion submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

●	PIMCO All Asset Fund Class A
●	PIMCO All Asset Fund Administrative Class
●	PIMCO All Asset Fund Class C
●	PIMCO All Asset Fund Institutional Class
●	PIMCO All Asset Fund I-2
●	PIMCO All Asset Fund Class R
●	PIMCO All Asset Fund I-3
●	PIMCO All Asset All Authority Fund Class A
●	PIMCO All Asset All Authority Fund Class C
●	PIMCO All Asset All Authority Fund Institutional Class
●	PIMCO All Asset All Authority Fund I-2
●	PIMCO All Asset All Authority Fund I-3
●	PIMCO Global Core Asset Allocation Fund Class A
●	PIMCO Global Core Asset Allocation Fund Class C
●	PIMCO Global Core Asset Allocation Fund Institutional Class
●	PIMCO Global Core Asset Allocation Fund I-2
●	PIMCO Climate Bond Fund Class A
●	PIMCO Climate Bond Fund Class C
●	PIMCO Climate Bond Fund Institutional Class
●	PIMCO Climate Bond Fund I-2
●	PIMCO Climate Bond Fund I-3
●	PIMCO Dynamic Bond Fund Class A
●	PIMCO Dynamic Bond Fund Class C
●	PIMCO Dynamic Bond Fund Institutional Class
●	PIMCO Dynamic Bond Fund I-2
●	PIMCO Dynamic Bond Fund Class R
●	PIMCO Dynamic Bond Fund I-3
●	PIMCO Extended Duration Fund Institutional Class
●	PIMCO Extended Duration Fund I-2
●	PIMCO GNMA and Government Securities Fund Class A
●	PIMCO GNMA and Government Securities Fund Class C
●	PIMCO GNMA and Government Securities Fund Institutional Class
●	PIMCO GNMA and Government Securities Fund I-2
●	PIMCO GNMA and Government Securities Fund I-3
●	PIMCO Investment Grade Credit Bond Fund Class A
●	PIMCO Investment Grade Credit Bond Fund Administrative Class
●	PIMCO Investment Grade Credit Bond Fund Class C
●	PIMCO Investment Grade Credit Bond Fund Institutional Class
●	PIMCO Investment Grade Credit Bond Fund I-2
●	PIMCO Investment Grade Credit Bond Fund I-3
●	PIMCO Long Duration Total Return Fund Institutional Class
●	PIMCO Long Duration Total Return Fund I-2
●	PIMCO Long Duration Total Return Fund Class A
●	PIMCO Long Duration Total Return Fund Class C
●	PIMCO Long-Term U.S. Government Fund Class A
●	PIMCO Long-Term U.S. Government Fund Class C
●	PIMCO Long-Term U.S. Government Fund Institutional Class
●	PIMCO Long-Term U.S. Government Fund I-2
●	PIMCO Low Duration Opportunities Fund Class A
●	PIMCO Low Duration Opportunities Fund Class C
●	PIMCO Low Duration Opportunities Fund Institutional Class
●	PIMCO Low Duration Opportunities Fund I-2
●	PIMCO Moderate Duration Fund Institutional Class
●	PIMCO Moderate Duration Fund I-2

●	PIMCO Mortgage Opportunities and Bond Fund I-3
●	PIMCO Mortgage Opportunities and Bond Fund Class A
●	PIMCO Mortgage Opportunities and Bond Fund Class C
●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class
●	PIMCO Mortgage Opportunities and Bond Fund I-2
●	PIMCO Total Return ESG Fund Administrative Class
●	PIMCO Total Return ESG Fund Institutional Class
●	PIMCO Total Return ESG Fund I-2
●	PIMCO Total Return ESG Fund Class A
●	PIMCO Total Return ESG Fund Class C
●	PIMCO Total Return ESG Fund I-3
●	PIMCO Total Return Fund II Institutional Class
●	PIMCO Total Return Fund II I-2
●	PIMCO Total Return Fund IV Class A
●	PIMCO Total Return Fund IV Institutional Class
●	PIMCO Total Return Fund V Institutional Class
●	PIMCO Credit Opportunities Bond Fund Class A
●	PIMCO Credit Opportunities Bond Fund Class C
●	PIMCO Credit Opportunities Bond Fund Institutional Class
●	PIMCO Credit Opportunities Bond Fund I-2
●	PIMCO Diversified Income Fund Class A
●	PIMCO Diversified Income Fund Administrative Class
●	PIMCO Diversified Income Fund Class C
●	PIMCO Diversified Income Fund Institutional Class
●	PIMCO Diversified Income Fund I-2
●	PIMCO Diversified Income Fund I-3
●	PIMCO ESG Income Fund Class A
●	PIMCO ESG Income Fund Class C
●	PIMCO ESG Income Fund Institutional Class
●	PIMCO ESG Income Fund I-2
●	PIMCO ESG Income Fund I-3
●	PIMCO High Yield Fund Class A
●	PIMCO High Yield Fund Administrative Class
●	PIMCO High Yield Fund Class C
●	PIMCO High Yield Fund Institutional Class
●	PIMCO High Yield Fund I-2
●	PIMCO High Yield Fund Class R
●	PIMCO High Yield Fund I-3
●	PIMCO High Yield Spectrum Fund Class A
●	PIMCO High Yield Spectrum Fund Class C
●	PIMCO High Yield Spectrum Fund Institutional Class
●	PIMCO High Yield Spectrum Fund I-2
●	PIMCO High Yield Spectrum Fund I-3
●	PIMCO Long-Term Credit Bond Fund Institutional Class
●	PIMCO Long-Term Credit Bond Fund I-2
●	PIMCO Low Duration Credit Fund Class A
●	PIMCO Low Duration Credit Fund Class C
●	PIMCO Low Duration Credit Fund Institutional Class
●	PIMCO Low Duration Credit Fund I-2
●	PIMCO Low Duration Income Fund Class A
●	PIMCO Low Duration Income Fund Class C
●	PIMCO Low Duration Income Fund Institutional Class
●	PIMCO Low Duration Income Fund I-2
●	PIMCO Low Duration Income Fund I-3
●	PIMCO Low Duration Income Fund Class C-2
●	PIMCO Preferred and Capital Securities Fund Class A
●	PIMCO Preferred and Capital Securities Fund Class C
●	PIMCO Preferred and Capital Securities Fund I-2
●	PIMCO Preferred and Capital Securities Fund Institutional Class
●	PIMCO Preferred and Capital Securities Fund I-3

Filed under this submission (the first companion submission) on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A
●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund I-2
●	PIMCO RAE PLUS EMG Fund Class A
●	PIMCO RAE PLUS EMG Fund Class C
●	PIMCO RAE PLUS Fund Class A
●	PIMCO RAE PLUS Fund Class C
●	PIMCO RAE PLUS Fund Institutional Class
●	PIMCO RAE PLUS Fund I-2
●	PIMCO RAE PLUS Fund I-3
●	PIMCO RAE PLUS International Fund Institutional Class
●	PIMCO RAE PLUS International Fund Class A
●	PIMCO RAE PLUS International Fund I-2
●	PIMCO RAE PLUS Small Fund Institutional Class
●	PIMCO RAE PLUS Small Fund Class A
●	PIMCO RAE PLUS Small Fund Class C
●	PIMCO RAE PLUS Small Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C
●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund Class A
●	PIMCO StocksPLUS® Absolute Return Fund Class C
●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund I-2
●	PIMCO StocksPLUS® Absolute Return Fund I-3
●	PIMCO StocksPLUS® Fund Class A
●	PIMCO StocksPLUS® Fund Class C
●	PIMCO StocksPLUS® Fund Institutional Class
●	PIMCO StocksPLUS® Fund I-2
●	PIMCO StocksPLUS® Fund Class R
●	PIMCO StocksPLUS® Fund I-3
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3
●	PIMCO StocksPLUS® International Fund (Unhedged) Class A
●	PIMCO StocksPLUS® International Fund (Unhedged) Class C
●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (Unhedged) I-2
●	PIMCO StocksPLUS® International Fund (Unhedged) I-3
●	PIMCO StocksPLUS® Long Duration Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund Class A
●	PIMCO StocksPLUS® Short Fund Class C
●	PIMCO StocksPLUS® Short Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund I-2
●	PIMCO StocksPLUS® Short Fund I-3
●	PIMCO StocksPLUS® Small Fund Class A
●	PIMCO StocksPLUS® Small Fund Class C
●	PIMCO StocksPLUS® Small Fund Institutional Class
●	PIMCO StocksPLUS® Small Fund I-2
●	PIMCO StocksPLUS® Small Fund I-3
●	PIMCO Emerging Markets Bond Fund Class A
●	PIMCO Emerging Markets Bond Fund Class C
●	PIMCO Emerging Markets Bond Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund I-2
●	PIMCO Emerging Markets Bond Fund I-3

●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2
●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund Class A
●	PIMCO Emerging Markets Local Currency and Bond Fund Class C
●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund I-2
●	PIMCO Emerging Markets Local Currency and Bond Fund I-3
●	PIMCO Global Advantage® Strategy Bond Fund Class A
●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (Unhedged) Class A
●	PIMCO International Bond Fund (Unhedged) Administrative Class
●	PIMCO International Bond Fund (Unhedged) Class C
●	PIMCO International Bond Fund (Unhedged) Institutional Class
●	PIMCO International Bond Fund (Unhedged) I-2
●	PIMCO International Bond Fund (Unhedged) I-3
●	PIMCO California Municipal Intermediate Value Fund Institutional Class
●	PIMCO California Municipal Opportunistic Value Fund Institutional Class
●	PIMCO National Municipal Intermediate Value Fund Institutional Class
●	PIMCO National Municipal Opportunistic Value Fund Institutional Class
●	PIMCO Income Fund Class A
●	PIMCO Income Fund Administrative Class
●	PIMCO Income Fund Class C
●	PIMCO Income Fund Institutional Class
●	PIMCO Income Fund I-2
●	PIMCO Income Fund Class R
●	PIMCO Income Fund I-3
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3
●	PIMCO Total Return Fund Class A
●	PIMCO Total Return Fund Administrative Class
●	PIMCO Total Return Fund Class C
●	PIMCO Total Return Fund Institutional Class
●	PIMCO Total Return Fund I-2
●	PIMCO Total Return Fund Class R
●	PIMCO Total Return Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund Class C
●	PIMCO TRENDS Managed Futures Strategy Fund Class A
●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class
●	PIMCO TRENDS Managed Futures Strategy Fund I-2

To be filed under the immediately following second companion submission on Form N-CSR:

●	PIMCO ABS and Short-Term Investments Portfolio
●	PIMCO EM Bond and Short-Term Investments Portfolio
●	PIMCO High Yield and Short-Term Investments Portfolio
●	PIMCO Investment Grade Credit Bond Portfolio

●	PIMCO Long Duration Credit Bond Portfolio
●	PIMCO Low Duration Portfolio
●	PIMCO Moderate Duration Portfolio
●	PIMCO Mortgage and Short-Term Investments Portfolio
●	PIMCO Municipal Portfolio
●	PIMCO Real Return Portfolio
●	PIMCO Sector Funds Series – AM
●	PIMCO Sector Fund Series – H
●	PIMCO Sector Fund Series – I
●	PIMCO Short-Term Portfolio
●	PIMCO Short-Term Floating NAV Portfolio II
●	PIMCO U.S. Government and Short-Term Investments Portfolio
●	PIMCO International Portfolio
●	PIMCO Short Asset Portfolio
●	PIMCO Short-Term Floating NAV Portfolio III
●	PIMCO All Asset: Multi-RAE PLUS Fund
●	PIMCO All Asset: Multi-Real Fund
●	PIMCO All Authority: Multi-RAE PLUS Fund
●	PIMCO CommoditiesPLUS® Strategy Fund Class A
●	PIMCO CommoditiesPLUS® Strategy Fund Class C
●	PIMCO CommoditiesPLUS® Strategy Fund InstitutionalClass
●	PIMCO CommoditiesPLUS® Strategy Fund I-2
●	PIMCO CommoditiesPLUS® Strategy Fund I-3
●	PIMCO CommodityRealReturnStrategy Fund® Class A
●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class
●	PIMCO CommodityRealReturnStrategy Fund® Class C
●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class
●	PIMCO CommodityRealReturnStrategy Fund® I-2
●	PIMCO CommodityRealReturnStrategy Fund® Class R
●	PIMCO CommodityRealReturnStrategy Fund® I-3
●	PIMCO Inflation Response Multi-Asset Fund Class A
●	PIMCO Inflation Response Multi-Asset Fund Institutional Class
●	PIMCO Inflation Response Multi-Asset Fund I-2
●	PIMCO Inflation Response Multi-Asset Fund I-3
●	PIMCO Long-Term Real Return Fund Institutional Class
●	PIMCO Long-Term Real Return Fund I-2
●	PIMCO Real Return Fund Class A
●	PIMCO Real Return Fund Administrative Class
●	PIMCO Real Return Fund Class C
●	PIMCO Real Return Fund Institutional Class
●	PIMCO Real Return Fund I-2
●	PIMCO Real Return Fund Class R
●	PIMCO Real Return Fund I-3
●	PIMCO RealEstateRealReturn Strategy Fund Class A
●	PIMCO RealEstateRealReturn Strategy Fund Class C
●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class
●	PIMCO RealEstateRealReturn Strategy Fund I-2
●	PIMCO RealEstateRealReturn Strategy Fund I-3
●	PIMCO Government Money Market Fund Class A
●	PIMCO Government Money Market Fund Class C
●	PIMCO Government Money Market Fund Class M
●	PIMCO Government Money Market Fund I-2
●	PIMCO Government Money Market Fund Institutional Class
●	PIMCO Government Money Market Fund Administrative Class
●	PIMCO Low Duration Fund Class A
●	PIMCO Low Duration Fund Administrative Class
●	PIMCO Low Duration Fund Class C
●	PIMCO Low Duration Fund Institutional Class
●	PIMCO Low Duration Fund I-2
●	PIMCO Low Duration Fund Class R
●	PIMCO Low Duration Fund I-3

●	PIMCO Low Duration Fund Class C-2
●	PIMCO Low Duration Fund II Administrative Class
●	PIMCO Low Duration Fund II Institutional Class
●	PIMCO Low Duration ESG Fund Institutional Class
●	PIMCO Low Duration ESG Fund I-2
●	PIMCO Short Asset Investment Fund Class A
●	PIMCO Short Asset Investment Fund Administrative Class
●	PIMCO Short Asset Investment Fund Institutional Class
●	PIMCO Short Asset Investment Fund I-2
●	PIMCO Short Asset Investment Fund Class M
●	PIMCO Short Asset Investment Fund I-3
●	PIMCO Short-Term Fund Class A
●	PIMCO Short-Term Fund Administrative Class
●	PIMCO Short-Term Fund Class C
●	PIMCO Short-Term Fund Institutional Class
●	PIMCO Short-Term Fund I-2
●	PIMCO Short-Term Fund Class R
●	PIMCO Short-Term Fund I-3
●	PIMCO California Intermediate Municipal Bond Fund Class A
●	PIMCO California Intermediate Municipal Bond Fund Class C
●	PIMCO California Intermediate Municipal Bond Fund Institutional Class
●	PIMCO California Intermediate Municipal Bond Fund I-2
●	PIMCO California Municipal Bond Fund Class A
●	PIMCO California Municipal Bond Fund Class C
●	PIMCO California Municipal Bond Fund Institutional Class
●	PIMCO California Municipal Bond Fund I-2
●	PIMCO California Short Duration Municipal Income Fund Class A
●	PIMCO California Short Duration Municipal Income Fund Institutional Class
●	PIMCO California Short Duration Municipal Income Fund I-2
●	PIMCO High Yield Municipal Bond Fund Class A
●	PIMCO High Yield Municipal Bond Fund Class C
●	PIMCO High Yield Municipal Bond Fund Institutional Class
●	PIMCO High Yield Municipal Bond Fund I-2
●	PIMCO High Yield Municipal Bond Fund I-3
●	PIMCO Municipal Bond Fund Class A
●	PIMCO Municipal Bond Fund Class C
●	PIMCO Municipal Bond Fund Institutional Class
●	PIMCO Municipal Bond Fund I-2
●	PIMCO Municipal Bond Fund I-3
●	PIMCO National Intermediate Municipal Bond Fund Class A
●	PIMCO National Intermediate Municipal Bond Fund Class C
●	PIMCO National Intermediate Municipal Bond Fund Institutional Class
●	PIMCO National Intermediate Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund Class A
●	PIMCO New York Municipal Bond Fund Class C
●	PIMCO New York Municipal Bond Fund Institutional Class
●	PIMCO New York Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund I-3
●	PIMCO Short Duration Municipal Income Fund Class A
●	PIMCO Short Duration Municipal Income Fund Class C
●	PIMCO Short Duration Municipal Income Fund Institutional Class
●	PIMCO Short Duration Municipal Income Fund I-2
●	PIMCO Short Duration Municipal Income Fund Class C-2
●	PIMCO Short Duration Municipal Income Fund I-3
(b)	Not applicable to the Registrant.

Institutional Class: GCMVX

PIMCO California Municipal Intermediate Value Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$25,443
# of Portfolio Holdings	63
Portfolio Turnover Rate	1%
Total Net Advisory Fees Paid During the Reporting Period	$26
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	25.9%
Lease (Abatement)	22.0%
Health, Hospital & Nursing Home Revenue	8.0%
Port, Airport & Marina Revenue	6.8%
Tax Increment/Allocation Revenue	5.6%
General Fund	4.5%
Special Tax	3.6%
Local or Guaranteed Housing	3.3%
College & University Revenue	2.6%
Water Revenue	2.6%
Lease (Appropriation)	2.5%
Other Investments	6.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	5.4%
Other Assets and Liabilities, Net	1.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GCMVX

PIMCO California Municipal Intermediate Value Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2207TSRSAR_093025

Institutional Class: GCMFX

PIMCO California Municipal Opportunistic Value Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$215,358
# of Portfolio Holdings	113
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$410
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	38.8%
Lease (Abatement)	17.0%
Port, Airport & Marina Revenue	11.9%
Health, Hospital & Nursing Home Revenue	6.5%
Local or Guaranteed Housing	4.6%
Lease (Non-Terminable)	3.6%
Electric Power & Light Revenue	3.3%
Lease (Appropriation)	2.6%
Water Revenue	2.1%
Sales Tax Revenue	1.6%
College & University Revenue	1.3%
Highway Revenue Tolls	1.2%
Other Investments	3.7%
Short-Term Instruments	0.1%
Affiliated Investments	0.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GCMFX

PIMCO California Municipal Opportunistic Value Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2208TSRSAR_093025

Class A: PAEMX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,252,600
# of Portfolio Holdings	1,368
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$4,582
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.9%
United States	7.4%
Luxembourg	4.5%
Colombia	4.3%
Turkey	4.3%
Egypt	3.5%
Indonesia	3.5%
Cayman Islands	3.5%
Brazil	3.2%
Other Countries	56.5%
Short-Term Instruments	5.0%
Affiliated Investments	5.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(9.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAEMX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4001TSRSAR_093025

Class C: PEBCX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,252,600
# of Portfolio Holdings	1,368
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$4,582
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.9%
United States	7.4%
Luxembourg	4.5%
Colombia	4.3%
Turkey	4.3%
Egypt	3.5%
Indonesia	3.5%
Cayman Islands	3.5%
Brazil	3.2%
Other Countries	56.5%
Short-Term Instruments	5.0%
Affiliated Investments	5.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(9.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEBCX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4201TSRSAR_093025

I-3: PEBNX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$60	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,252,600
# of Portfolio Holdings	1,368
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$4,582
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.9%
United States	7.4%
Luxembourg	4.5%
Colombia	4.3%
Turkey	4.3%
Egypt	3.5%
Indonesia	3.5%
Cayman Islands	3.5%
Brazil	3.2%
Other Countries	56.5%
Short-Term Instruments	5.0%
Affiliated Investments	5.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(9.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PEBNX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2180TSRSAR_093025

Institutional Class: PEBIX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,252,600
# of Portfolio Holdings	1,368
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$4,582
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.9%
United States	7.4%
Luxembourg	4.5%
Colombia	4.3%
Turkey	4.3%
Egypt	3.5%
Indonesia	3.5%
Cayman Islands	3.5%
Brazil	3.2%
Other Countries	56.5%
Short-Term Instruments	5.0%
Affiliated Investments	5.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(9.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEBIX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0137TSRSAR_093025

I-2: PEMPX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$57	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,252,600
# of Portfolio Holdings	1,368
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$4,582
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.9%
United States	7.4%
Luxembourg	4.5%
Colombia	4.3%
Turkey	4.3%
Egypt	3.5%
Indonesia	3.5%
Cayman Islands	3.5%
Brazil	3.2%
Other Countries	56.5%
Short-Term Instruments	5.0%
Affiliated Investments	5.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(9.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEMPX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1914TSRSAR_093025

Institutional Class: PEMIX

PIMCO Emerging Markets Corporate Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Corporate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$61,678
# of Portfolio Holdings	440
Portfolio Turnover Rate	82%
Total Net Advisory Fees Paid During the Reporting Period	$143
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Cayman Islands	10.2%
United States	8.8%
United Kingdom	5.4%
Chile	4.9%
Brazil	4.7%
Mexico	4.4%
Luxembourg	4.1%
United Arab Emirates	3.9%
Colombia	3.5%
India	3.4%
Other Countries	43.4%
Short-Term Instruments	1.6%
Affiliated Investments	6.9%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEMIX

PIMCO Emerging Markets Corporate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1948TSRSAR_093025

Class A: PLMAX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$696,733
# of Portfolio Holdings	1,301
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$1,567
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	19.6%
Malaysia	9.5%
Mexico	7.2%
South Africa	5.7%
United States	4.8%
Peru	3.5%
Colombia	3.1%
Dominican Republic	3.0%
Poland	2.6%
Other Countries	20.4%
Short-Term Instruments	9.0%
Affiliated Investments	18.0%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(4.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PLMAX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4029TSRSAR_093025

Institutional Class: PLMIX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$696,733
# of Portfolio Holdings	1,301
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$1,567
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	19.6%
Malaysia	9.5%
Mexico	7.2%
South Africa	5.7%
United States	4.8%
Peru	3.5%
Colombia	3.1%
Dominican Republic	3.0%
Poland	2.6%
Other Countries	20.4%
Short-Term Instruments	9.0%
Affiliated Investments	18.0%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(4.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLMIX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1872TSRSAR_093025

I-2: PLMPX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$53	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$696,733
# of Portfolio Holdings	1,301
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$1,567
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	19.6%
Malaysia	9.5%
Mexico	7.2%
South Africa	5.7%
United States	4.8%
Peru	3.5%
Colombia	3.1%
Dominican Republic	3.0%
Poland	2.6%
Other Countries	20.4%
Short-Term Instruments	9.0%
Affiliated Investments	18.0%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(4.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLMPX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1915TSRSAR_093025

Institutional Class: PFSIX

PIMCO Emerging Markets Full Spectrum Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Full Spectrum Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$198,756
# of Portfolio Holdings	38
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	3.4%
Cayman Islands	0.4%
Peru	0.3%
Short-Term Instruments	0.2%
Affiliated Investments	98.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Emerging Markets Local Currency and Bond Fund	49.3%
PIMCO Emerging Markets Bond Fund	23.8%
PIMCO Emerging Markets Corporate Bond Fund	22.7%
Uniform Mortgage-Backed Security, TBA, 5.500% due 11/01/2055	1.0%
Uniform Mortgage-Backed Security, TBA, 5.000% due 11/01/2055	0.8%
Uniform Mortgage-Backed Security, TBA, 4.500% due 11/01/2055	0.8%
Uniform Mortgage-Backed Security, TBA, 4.000% due 11/01/2055	0.8%
Poinsettia Finance Ltd. SARL, 6.625% due 06/17/2031	0.3%
Peru Government International Bonds, 6.950% due 08/12/2031	0.3%
CIFI Holdings Group Co. Ltd., 4.375% due 04/12/2027	0.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFSIX

PIMCO Emerging Markets Full Spectrum Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2078TSRSAR_093025

Class A: PELAX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	1.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,530,156
# of Portfolio Holdings	1,555
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid During the Reporting Period	$4,500
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	12.3%
South Africa	9.6%
Malaysia	8.1%
Brazil	7.1%
Peru	6.8%
Poland	5.8%
Indonesia	5.4%
Colombia	5.4%
United States	4.6%
Philippines	4.5%
Other Countries	29.3%
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PELAX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4032TSRSAR_093025

Class C: PELCX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	2.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,530,156
# of Portfolio Holdings	1,555
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid During the Reporting Period	$4,500
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	12.3%
South Africa	9.6%
Malaysia	8.1%
Brazil	7.1%
Peru	6.8%
Poland	5.8%
Indonesia	5.4%
Colombia	5.4%
United States	4.6%
Philippines	4.5%
Other Countries	29.3%
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PELCX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4232TSRSAR_093025

I-3: PELNX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$81	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,530,156
# of Portfolio Holdings	1,555
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid During the Reporting Period	$4,500
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	12.3%
South Africa	9.6%
Malaysia	8.1%
Brazil	7.1%
Peru	6.8%
Poland	5.8%
Indonesia	5.4%
Colombia	5.4%
United States	4.6%
Philippines	4.5%
Other Countries	29.3%
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PELNX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2179TSRSAR_093025

Institutional Class: PELBX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,530,156
# of Portfolio Holdings	1,555
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid During the Reporting Period	$4,500
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	12.3%
South Africa	9.6%
Malaysia	8.1%
Brazil	7.1%
Peru	6.8%
Poland	5.8%
Indonesia	5.4%
Colombia	5.4%
United States	4.6%
Philippines	4.5%
Other Countries	29.3%
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PELBX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0332TSRSAR_093025

I-2: PELPX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$79	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,530,156
# of Portfolio Holdings	1,555
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid During the Reporting Period	$4,500
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	12.3%
South Africa	9.6%
Malaysia	8.1%
Brazil	7.1%
Peru	6.8%
Poland	5.8%
Indonesia	5.4%
Colombia	5.4%
United States	4.6%
Philippines	4.5%
Other Countries	29.3%
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PELPX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1930TSRSAR_093025

Class A: PGSAX

PIMCO Global Advantage® Strategy Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$164,886
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$279
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	71.9%
Japan	6.5%
France	5.7%
United Kingdom	3.9%
Ireland	3.7%
Cayman Islands	3.4%
Canada	3.2%
Italy	2.7%
Saudi Arabia	2.3%
South Africa	2.3%
Other Countries	27.1%
Short-Term Instruments	2.3%
Affiliated Investments	5.6%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PGSAX

PIMCO Global Advantage® Strategy Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4087TSRSAR_093025

Institutional Class: PSAIX

PIMCO Global Advantage® Strategy Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$164,886
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$279
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	71.9%
Japan	6.5%
France	5.7%
United Kingdom	3.9%
Ireland	3.7%
Cayman Islands	3.4%
Canada	3.2%
Italy	2.7%
Saudi Arabia	2.3%
South Africa	2.3%
Other Countries	27.1%
Short-Term Instruments	2.3%
Affiliated Investments	5.6%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSAIX

PIMCO Global Advantage® Strategy Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1864TSRSAR_093025

Class A: PAIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,668,162
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	367%
Total Net Advisory Fees Paid During the Reporting Period	$1,948
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	80.4%
France	6.5%
United Kingdom	5.5%
Japan	5.0%
Spain	4.9%
Canada	4.3%
Cayman Islands	3.5%
Ireland	3.5%
South Africa	2.4%
Italy	2.3%
Other Countries	14.6%
Short-Term Instruments	2.2%
Affiliated Investments	9.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(44.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4011TSRSAR_093025

Class C: PCIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,668,162
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	367%
Total Net Advisory Fees Paid During the Reporting Period	$1,948
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	80.4%
France	6.5%
United Kingdom	5.5%
Japan	5.0%
Spain	4.9%
Canada	4.3%
Cayman Islands	3.5%
Ireland	3.5%
South Africa	2.4%
Italy	2.3%
Other Countries	14.6%
Short-Term Instruments	2.2%
Affiliated Investments	9.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(44.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4211TSRSAR_093025

Institutional Class: PGBIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,668,162
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	367%
Total Net Advisory Fees Paid During the Reporting Period	$1,948
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	80.4%
France	6.5%
United Kingdom	5.5%
Japan	5.0%
Spain	4.9%
Canada	4.3%
Cayman Islands	3.5%
Ireland	3.5%
South Africa	2.4%
Italy	2.3%
Other Countries	14.6%
Short-Term Instruments	2.2%
Affiliated Investments	9.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(44.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGBIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0249TSRSAR_093025

I-2: PGNPX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,668,162
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	367%
Total Net Advisory Fees Paid During the Reporting Period	$1,948
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	80.4%
France	6.5%
United Kingdom	5.5%
Japan	5.0%
Spain	4.9%
Canada	4.3%
Cayman Islands	3.5%
Ireland	3.5%
South Africa	2.4%
Italy	2.3%
Other Countries	14.6%
Short-Term Instruments	2.2%
Affiliated Investments	9.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(44.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGNPX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1913TSRSAR_093025

Class A: PONAX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PONAX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4021TSRSAR_093025

Administrative Class: PIINX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PIINX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1822TSRSAR_093025

Class C: PONCX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PONCX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4221TSRSAR_093025

I-3: PIPNX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PIPNX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2186TSRSAR_093025

Institutional Class: PIMIX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIMIX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1821TSRSAR_093025

I-2: PONPX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PONPX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1907TSRSAR_093025

Class R: PONRX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$59	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PONRX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4521TSRSAR_093025

Class A: PFOAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFOAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4007TSRSAR_093025

Administrative Class: PFRAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PFRAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0403TSRSAR_093025

Class C: PFOCX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFOCX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4207TSRSAR_093025

I-3: PFONX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFONX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2182TSRSAR_093025

Institutional Class: PFORX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFORX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0103TSRSAR_093025

I-2: PFBPX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFBPX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1911TSRSAR_093025

Class R: PFRRX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PFRRX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4507TSRSAR_093025

Class A: PFUAX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFUAX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4042TSRSAR_093025

Administrative Class: PFUUX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$44	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PFUUX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1877TSRSAR_093025

Class C: PFRCX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFRCX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4242TSRSAR_093025

I-3: PFUNX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFUNX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2183TSRSAR_093025

Institutional Class: PFUIX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFUIX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1853TSRSAR_093025

I-2: PFUPX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$36	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFUPX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1912TSRSAR_093025

Institutional Class: GNMVX

PIMCO National Municipal Intermediate Value Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$53,076
# of Portfolio Holdings	52
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid During the Reporting Period	$65
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	36.8%
Local or Guaranteed Housing	16.8%
Health, Hospital & Nursing Home Revenue	6.7%
Lease (Appropriation)	6.5%
Appropriations	5.0%
Recreational Revenue	4.2%
Port, Airport & Marina Revenue	4.1%
Electric Power & Light Revenue	3.2%
Lease Revenue	2.3%
Miscellaneous Revenue	2.3%
Fuel Sales Tax Revenue	2.2%
Tobacco Settlement Funded	2.2%
Other Investments	4.9%
Short-Term Instruments	0.5%
Affiliated Investments	1.3%
Other Assets and Liabilities, Net	1.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GNMVX

PIMCO National Municipal Intermediate Value Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2209TSRSAR_093025

Institutional Class: GNMFX

PIMCO National Municipal Opportunistic Value Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$229,994
# of Portfolio Holdings	114
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid During the Reporting Period	$457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	29.9%
Health, Hospital & Nursing Home Revenue	11.9%
Port, Airport & Marina Revenue	9.9%
Lease (Appropriation)	9.8%
Local or Guaranteed Housing	7.9%
Highway Revenue Tolls	4.1%
College & University Revenue	4.1%
Sales Tax Revenue	3.5%
Natural Gas Revenue	2.9%
Miscellaneous Taxes	2.3%
Appropriations	2.1%
Lease Revenue	1.4%
Other Investments	9.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GNMFX

PIMCO National Municipal Opportunistic Value Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2210TSRSAR_093025

Class A: PTFAX

PIMCO RAE Fundamental Advantage PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$380,646
# of Portfolio Holdings	1,013
Portfolio Turnover Rate	414%
Total Net Advisory Fees Paid During the Reporting Period	$1,345
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	112.0%
Asset-Backed Securities	28.6%
Sovereign Issues	13.1%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	7.0%
U.S. Treasury Obligations	5.0%
Other Investments	0.1%
Short-Term Instruments	12.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(85.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTFAX

PIMCO RAE Fundamental Advantage PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4088TSRSAR_093025

Institutional Class: PFATX

PIMCO RAE Fundamental Advantage PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$380,646
# of Portfolio Holdings	1,013
Portfolio Turnover Rate	414%
Total Net Advisory Fees Paid During the Reporting Period	$1,345
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	112.0%
Asset-Backed Securities	28.6%
Sovereign Issues	13.1%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	7.0%
U.S. Treasury Obligations	5.0%
Other Investments	0.1%
Short-Term Instruments	12.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(85.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFATX

PIMCO RAE Fundamental Advantage PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1899TSRSAR_093025

Class A: PEFFX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$195,026
# of Portfolio Holdings	868
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$802
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	99.4%
Asset-Backed Securities	22.3%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	11.1%
Corporate Bonds & Notes	5.3%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.4%
Affiliated Investments	8.1%
Financial Derivative Instruments	7.2%
Other Assets and Liabilities, Net	(94.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEFFX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6046TSRSAR_093025

Class C: PEFCX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	2.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$195,026
# of Portfolio Holdings	868
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$802
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	99.4%
Asset-Backed Securities	22.3%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	11.1%
Corporate Bonds & Notes	5.3%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.4%
Affiliated Investments	8.1%
Financial Derivative Instruments	7.2%
Other Assets and Liabilities, Net	(94.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEFCX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6246TSRSAR_093025

Institutional Class: PEFIX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$195,026
# of Portfolio Holdings	868
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$802
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	99.4%
Asset-Backed Securities	22.3%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	11.1%
Corporate Bonds & Notes	5.3%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.4%
Affiliated Investments	8.1%
Financial Derivative Instruments	7.2%
Other Assets and Liabilities, Net	(94.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEFIX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1829TSRSAR_093025

I-2: PEFPX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$78	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$195,026
# of Portfolio Holdings	868
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$802
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	99.4%
Asset-Backed Securities	22.3%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	11.1%
Corporate Bonds & Notes	5.3%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.4%
Affiliated Investments	8.1%
Financial Derivative Instruments	7.2%
Other Assets and Liabilities, Net	(94.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEFPX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1936TSRSAR_093025

Class A: PIXAX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,094,391
# of Portfolio Holdings	1,322
Portfolio Turnover Rate	424%
Total Net Advisory Fees Paid During the Reporting Period	$2,783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.1%
Asset-Backed Securities	21.0%
Sovereign Issues	9.3%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	3.7%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.1%
Affiliated Investments	16.8%
Financial Derivative Instruments	7.7%
Other Assets and Liabilities, Net	(75.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PIXAX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4043TSRSAR_093025

Class C: PIXCX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,094,391
# of Portfolio Holdings	1,322
Portfolio Turnover Rate	424%
Total Net Advisory Fees Paid During the Reporting Period	$2,783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.1%
Asset-Backed Securities	21.0%
Sovereign Issues	9.3%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	3.7%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.1%
Affiliated Investments	16.8%
Financial Derivative Instruments	7.7%
Other Assets and Liabilities, Net	(75.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PIXCX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4243TSRSAR_093025

I-3: PXTNX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$58	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,094,391
# of Portfolio Holdings	1,322
Portfolio Turnover Rate	424%
Total Net Advisory Fees Paid During the Reporting Period	$2,783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.1%
Asset-Backed Securities	21.0%
Sovereign Issues	9.3%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	3.7%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.1%
Affiliated Investments	16.8%
Financial Derivative Instruments	7.7%
Other Assets and Liabilities, Net	(75.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PXTNX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2193TSRSAR_093025

Institutional Class: PXTIX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,094,391
# of Portfolio Holdings	1,322
Portfolio Turnover Rate	424%
Total Net Advisory Fees Paid During the Reporting Period	$2,783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.1%
Asset-Backed Securities	21.0%
Sovereign Issues	9.3%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	3.7%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.1%
Affiliated Investments	16.8%
Financial Derivative Instruments	7.7%
Other Assets and Liabilities, Net	(75.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PXTIX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1874TSRSAR_093025

I-2: PIXPX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,094,391
# of Portfolio Holdings	1,322
Portfolio Turnover Rate	424%
Total Net Advisory Fees Paid During the Reporting Period	$2,783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.1%
Asset-Backed Securities	21.0%
Sovereign Issues	9.3%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	3.7%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.1%
Affiliated Investments	16.8%
Financial Derivative Instruments	7.7%
Other Assets and Liabilities, Net	(75.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PIXPX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1926TSRSAR_093025

Class A: PTSOX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$140,627
# of Portfolio Holdings	903
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	98.1%
Asset-Backed Securities	20.9%
Sovereign Issues	12.0%
Non-Agency Mortgage-Backed Securities	11.5%
Corporate Bonds & Notes	4.9%
U.S. Treasury Obligations	3.6%
Short-Term Instruments	11.0%
Affiliated Investments	7.4%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(72.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTSOX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8002TSRSAR_093025

Institutional Class: PTSIX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$140,627
# of Portfolio Holdings	903
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	98.1%
Asset-Backed Securities	20.9%
Sovereign Issues	12.0%
Non-Agency Mortgage-Backed Securities	11.5%
Corporate Bonds & Notes	4.9%
U.S. Treasury Obligations	3.6%
Short-Term Instruments	11.0%
Affiliated Investments	7.4%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(72.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSIX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2013TSRSAR_093025

I-2: PTIPX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$68	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$140,627
# of Portfolio Holdings	903
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	98.1%
Asset-Backed Securities	20.9%
Sovereign Issues	12.0%
Non-Agency Mortgage-Backed Securities	11.5%
Corporate Bonds & Notes	4.9%
U.S. Treasury Obligations	3.6%
Short-Term Instruments	11.0%
Affiliated Investments	7.4%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(72.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTIPX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2015TSRSAR_093025

Class A: PCFAX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$193,766
# of Portfolio Holdings	911
Portfolio Turnover Rate	418%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	107.9%
Asset-Backed Securities	19.4%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.4%
Corporate Bonds & Notes	4.3%
U.S. Treasury Obligations	2.8%
Short-Term Instruments	18.1%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCFAX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8001TSRSAR_093025

Class C: PCFEX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$193,766
# of Portfolio Holdings	911
Portfolio Turnover Rate	418%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	107.9%
Asset-Backed Securities	19.4%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.4%
Corporate Bonds & Notes	4.3%
U.S. Treasury Obligations	2.8%
Short-Term Instruments	18.1%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCFEX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8201TSRSAR_093025

Institutional Class: PCFIX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$193,766
# of Portfolio Holdings	911
Portfolio Turnover Rate	418%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	107.9%
Asset-Backed Securities	19.4%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.4%
Corporate Bonds & Notes	4.3%
U.S. Treasury Obligations	2.8%
Short-Term Instruments	18.1%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCFIX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2010TSRSAR_093025

I-2: PCCPX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$56	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$193,766
# of Portfolio Holdings	911
Portfolio Turnover Rate	418%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	107.9%
Asset-Backed Securities	19.4%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.4%
Corporate Bonds & Notes	4.3%
U.S. Treasury Obligations	2.8%
Short-Term Instruments	18.1%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCCPX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2012TSRSAR_093025

Class A: PWLBX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$395,488
# of Portfolio Holdings	1,035
Portfolio Turnover Rate	423%
Total Net Advisory Fees Paid During the Reporting Period	$2,064
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	113.2%
Asset-Backed Securities	25.2%
Non-Agency Mortgage-Backed Securities	13.6%
Sovereign Issues	12.9%
Corporate Bonds & Notes	7.6%
U.S. Treasury Obligations	4.0%
Short-Term Instruments	7.8%
Affiliated Investments	3.1%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PWLBX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8085TSRSAR_093025

Class C: PWLEX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$395,488
# of Portfolio Holdings	1,035
Portfolio Turnover Rate	423%
Total Net Advisory Fees Paid During the Reporting Period	$2,064
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	113.2%
Asset-Backed Securities	25.2%
Non-Agency Mortgage-Backed Securities	13.6%
Sovereign Issues	12.9%
Corporate Bonds & Notes	7.6%
U.S. Treasury Obligations	4.0%
Short-Term Instruments	7.8%
Affiliated Investments	3.1%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PWLEX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8285TSRSAR_093025

I-2: PWLMX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$70	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$395,488
# of Portfolio Holdings	1,035
Portfolio Turnover Rate	423%
Total Net Advisory Fees Paid During the Reporting Period	$2,064
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	113.2%
Asset-Backed Securities	25.2%
Non-Agency Mortgage-Backed Securities	13.6%
Sovereign Issues	12.9%
Corporate Bonds & Notes	7.6%
U.S. Treasury Obligations	4.0%
Short-Term Instruments	7.8%
Affiliated Investments	3.1%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PWLMX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2212TSRSAR_093025

Institutional Class: PWLIX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$395,488
# of Portfolio Holdings	1,035
Portfolio Turnover Rate	423%
Total Net Advisory Fees Paid During the Reporting Period	$2,064
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	113.2%
Asset-Backed Securities	25.2%
Non-Agency Mortgage-Backed Securities	13.6%
Sovereign Issues	12.9%
Corporate Bonds & Notes	7.6%
U.S. Treasury Obligations	4.0%
Short-Term Instruments	7.8%
Affiliated Investments	3.1%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PWLIX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2118TSRSAR_093025

Class A: PTOAX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,721,325
# of Portfolio Holdings	1,191
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$3,157
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	93.4%
Asset-Backed Securities	24.7%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	6.4%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	5.1%
Exchange-Traded Funds	4.5%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	12.1%
Affiliated Investments	9.8%
Financial Derivative Instruments	3.8%
Other Assets and Liabilities, Net	(74.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTOAX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4062TSRSAR_093025

Class C: PSOCX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,721,325
# of Portfolio Holdings	1,191
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$3,157
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	93.4%
Asset-Backed Securities	24.7%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	6.4%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	5.1%
Exchange-Traded Funds	4.5%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	12.1%
Affiliated Investments	9.8%
Financial Derivative Instruments	3.8%
Other Assets and Liabilities, Net	(74.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSOCX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4262TSRSAR_093025

I-3: PSPNX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$69	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,721,325
# of Portfolio Holdings	1,191
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$3,157
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	93.4%
Asset-Backed Securities	24.7%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	6.4%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	5.1%
Exchange-Traded Funds	4.5%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	12.1%
Affiliated Investments	9.8%
Financial Derivative Instruments	3.8%
Other Assets and Liabilities, Net	(74.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSPNX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2198TSRSAR_093025

Institutional Class: PSPTX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,721,325
# of Portfolio Holdings	1,191
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$3,157
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	93.4%
Asset-Backed Securities	24.7%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	6.4%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	5.1%
Exchange-Traded Funds	4.5%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	12.1%
Affiliated Investments	9.8%
Financial Derivative Instruments	3.8%
Other Assets and Liabilities, Net	(74.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSPTX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0050TSRSAR_093025

I-2: PTOPX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$49	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,721,325
# of Portfolio Holdings	1,191
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$3,157
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	93.4%
Asset-Backed Securities	24.7%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	6.4%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	5.1%
Exchange-Traded Funds	4.5%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	12.1%
Affiliated Investments	9.8%
Financial Derivative Instruments	3.8%
Other Assets and Liabilities, Net	(74.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTOPX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1925TSRSAR_093025

Class A: PSPAX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSPAX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4008TSRSAR_093025

Class C: PSPCX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSPCX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4208TSRSAR_093025

I-3: PSTNX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$46	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSTNX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2199TSRSAR_093025

Institutional Class: PSTKX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSTKX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0104TSRSAR_093025

I-2: PSKPX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$44	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSKPX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1924TSRSAR_093025

Class R: PSPRX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$74	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PSPRX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4508TSRSAR_093025

Class A: PIPAX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,267,714
# of Portfolio Holdings	1,335
Portfolio Turnover Rate	454%
Total Net Advisory Fees Paid During the Reporting Period	$7,114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	95.5%
Asset-Backed Securities	20.2%
Sovereign Issues	9.7%
Non-Agency Mortgage-Backed Securities	8.4%
U.S. Treasury Obligations	6.6%
Corporate Bonds & Notes	5.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	10.9%
Affiliated Investments	19.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(81.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PIPAX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4044TSRSAR_093025

Class C: PIPCX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,267,714
# of Portfolio Holdings	1,335
Portfolio Turnover Rate	454%
Total Net Advisory Fees Paid During the Reporting Period	$7,114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	95.5%
Asset-Backed Securities	20.2%
Sovereign Issues	9.7%
Non-Agency Mortgage-Backed Securities	8.4%
U.S. Treasury Obligations	6.6%
Corporate Bonds & Notes	5.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	10.9%
Affiliated Investments	19.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(81.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PIPCX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4244TSRSAR_093025

I-3: PISNX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$58	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,267,714
# of Portfolio Holdings	1,335
Portfolio Turnover Rate	454%
Total Net Advisory Fees Paid During the Reporting Period	$7,114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	95.5%
Asset-Backed Securities	20.2%
Sovereign Issues	9.7%
Non-Agency Mortgage-Backed Securities	8.4%
U.S. Treasury Obligations	6.6%
Corporate Bonds & Notes	5.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	10.9%
Affiliated Investments	19.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(81.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PISNX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2200TSRSAR_093025

Institutional Class: PISIX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,267,714
# of Portfolio Holdings	1,335
Portfolio Turnover Rate	454%
Total Net Advisory Fees Paid During the Reporting Period	$7,114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	95.5%
Asset-Backed Securities	20.2%
Sovereign Issues	9.7%
Non-Agency Mortgage-Backed Securities	8.4%
U.S. Treasury Obligations	6.6%
Corporate Bonds & Notes	5.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	10.9%
Affiliated Investments	19.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(81.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PISIX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0327TSRSAR_093025

I-2: PIUHX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,267,714
# of Portfolio Holdings	1,335
Portfolio Turnover Rate	454%
Total Net Advisory Fees Paid During the Reporting Period	$7,114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	95.5%
Asset-Backed Securities	20.2%
Sovereign Issues	9.7%
Non-Agency Mortgage-Backed Securities	8.4%
U.S. Treasury Obligations	6.6%
Corporate Bonds & Notes	5.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	10.9%
Affiliated Investments	19.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(81.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PIUHX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2057TSRSAR_093025

Class A: PPUAX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$181,549
# of Portfolio Holdings	942
Portfolio Turnover Rate	383%
Total Net Advisory Fees Paid During the Reporting Period	$338
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	87.5%
Asset-Backed Securities	26.4%
Sovereign Issues	9.9%
U.S. Treasury Obligations	7.7%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	5.0%
Short-Term Instruments	5.8%
Affiliated Investments	12.2%
Financial Derivative Instruments	10.1%
Other Assets and Liabilities, Net	(71.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPUAX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4056TSRSAR_093025

Class C: PPUCX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$181,549
# of Portfolio Holdings	942
Portfolio Turnover Rate	383%
Total Net Advisory Fees Paid During the Reporting Period	$338
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	87.5%
Asset-Backed Securities	26.4%
Sovereign Issues	9.9%
U.S. Treasury Obligations	7.7%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	5.0%
Short-Term Instruments	5.8%
Affiliated Investments	12.2%
Financial Derivative Instruments	10.1%
Other Assets and Liabilities, Net	(71.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PPUCX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4256TSRSAR_093025

I-3: PSKNX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$58	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$181,549
# of Portfolio Holdings	942
Portfolio Turnover Rate	383%
Total Net Advisory Fees Paid During the Reporting Period	$338
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	87.5%
Asset-Backed Securities	26.4%
Sovereign Issues	9.9%
U.S. Treasury Obligations	7.7%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	5.0%
Short-Term Instruments	5.8%
Affiliated Investments	12.2%
Financial Derivative Instruments	10.1%
Other Assets and Liabilities, Net	(71.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSKNX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2201TSRSAR_093025

Institutional Class: PSKIX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$181,549
# of Portfolio Holdings	942
Portfolio Turnover Rate	383%
Total Net Advisory Fees Paid During the Reporting Period	$338
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	87.5%
Asset-Backed Securities	26.4%
Sovereign Issues	9.9%
U.S. Treasury Obligations	7.7%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	5.0%
Short-Term Instruments	5.8%
Affiliated Investments	12.2%
Financial Derivative Instruments	10.1%
Other Assets and Liabilities, Net	(71.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSKIX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0321TSRSAR_093025

I-2: PPLPX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$181,549
# of Portfolio Holdings	942
Portfolio Turnover Rate	383%
Total Net Advisory Fees Paid During the Reporting Period	$338
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	87.5%
Asset-Backed Securities	26.4%
Sovereign Issues	9.9%
U.S. Treasury Obligations	7.7%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	5.0%
Short-Term Instruments	5.8%
Affiliated Investments	12.2%
Financial Derivative Instruments	10.1%
Other Assets and Liabilities, Net	(71.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPLPX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1927TSRSAR_093025

Institutional Class: PSLDX

PIMCO StocksPLUS® Long Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Long Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$159	2.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$572,912
# of Portfolio Holdings	897
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$957
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.1%
Corporate Bonds & Notes	52.8%
U.S. Government Agencies	23.6%
Sovereign Issues	5.0%
Municipal Bonds & Notes	2.2%
Asset-Backed Securities	1.7%
Non-Agency Mortgage-Backed Securities	1.1%
Other Investments	0.1%
Short-Term Instruments	2.7%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(69.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSLDX

PIMCO StocksPLUS® Long Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1824TSRSAR_093025

Class A: PSSAX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,224
# of Portfolio Holdings	930
Portfolio Turnover Rate	353%
Total Net Advisory Fees Paid During the Reporting Period	$190
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	88.4%
Non-Agency Mortgage-Backed Securities	14.3%
Asset-Backed Securities	14.1%
Sovereign Issues	7.9%
U.S. Treasury Obligations	5.4%
Corporate Bonds & Notes	4.1%
Short-Term Instruments	20.4%
Affiliated Investments	19.7%
Financial Derivative Instruments	(9.9%)
Other Assets and Liabilities, Net	(64.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSSAX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4052TSRSAR_093025

Class C: PSSCX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,224
# of Portfolio Holdings	930
Portfolio Turnover Rate	353%
Total Net Advisory Fees Paid During the Reporting Period	$190
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	88.4%
Non-Agency Mortgage-Backed Securities	14.3%
Asset-Backed Securities	14.1%
Sovereign Issues	7.9%
U.S. Treasury Obligations	5.4%
Corporate Bonds & Notes	4.1%
Short-Term Instruments	20.4%
Affiliated Investments	19.7%
Financial Derivative Instruments	(9.9%)
Other Assets and Liabilities, Net	(64.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSSCX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4252TSRSAR_093025

I-3: PSNNX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$39	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,224
# of Portfolio Holdings	930
Portfolio Turnover Rate	353%
Total Net Advisory Fees Paid During the Reporting Period	$190
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	88.4%
Non-Agency Mortgage-Backed Securities	14.3%
Asset-Backed Securities	14.1%
Sovereign Issues	7.9%
U.S. Treasury Obligations	5.4%
Corporate Bonds & Notes	4.1%
Short-Term Instruments	20.4%
Affiliated Investments	19.7%
Financial Derivative Instruments	(9.9%)
Other Assets and Liabilities, Net	(64.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSNNX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2202TSRSAR_093025

Institutional Class: PSTIX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$32	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,224
# of Portfolio Holdings	930
Portfolio Turnover Rate	353%
Total Net Advisory Fees Paid During the Reporting Period	$190
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	88.4%
Non-Agency Mortgage-Backed Securities	14.3%
Asset-Backed Securities	14.1%
Sovereign Issues	7.9%
U.S. Treasury Obligations	5.4%
Corporate Bonds & Notes	4.1%
Short-Term Instruments	20.4%
Affiliated Investments	19.7%
Financial Derivative Instruments	(9.9%)
Other Assets and Liabilities, Net	(64.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSTIX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1800TSRSAR_093025

I-2: PSPLX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$37	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,224
# of Portfolio Holdings	930
Portfolio Turnover Rate	353%
Total Net Advisory Fees Paid During the Reporting Period	$190
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	88.4%
Non-Agency Mortgage-Backed Securities	14.3%
Asset-Backed Securities	14.1%
Sovereign Issues	7.9%
U.S. Treasury Obligations	5.4%
Corporate Bonds & Notes	4.1%
Short-Term Instruments	20.4%
Affiliated Investments	19.7%
Financial Derivative Instruments	(9.9%)
Other Assets and Liabilities, Net	(64.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSPLX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1963TSRSAR_093025

Class A: PCKAX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$655,642
# of Portfolio Holdings	969
Portfolio Turnover Rate	433%
Total Net Advisory Fees Paid During the Reporting Period	$1,322
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.3%
Asset-Backed Securities	23.9%
Sovereign Issues	10.2%
Non-Agency Mortgage-Backed Securities	9.8%
Corporate Bonds & Notes	7.1%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	4.9%
Affiliated Investments	14.0%
Financial Derivative Instruments	5.0%
Other Assets and Liabilities, Net	(74.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCKAX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4053TSRSAR_093025

Class C: PCKCX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$655,642
# of Portfolio Holdings	969
Portfolio Turnover Rate	433%
Total Net Advisory Fees Paid During the Reporting Period	$1,322
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.3%
Asset-Backed Securities	23.9%
Sovereign Issues	10.2%
Non-Agency Mortgage-Backed Securities	9.8%
Corporate Bonds & Notes	7.1%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	4.9%
Affiliated Investments	14.0%
Financial Derivative Instruments	5.0%
Other Assets and Liabilities, Net	(74.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCKCX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4253TSRSAR_093025

I-3: PSNSX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$54	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$655,642
# of Portfolio Holdings	969
Portfolio Turnover Rate	433%
Total Net Advisory Fees Paid During the Reporting Period	$1,322
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.3%
Asset-Backed Securities	23.9%
Sovereign Issues	10.2%
Non-Agency Mortgage-Backed Securities	9.8%
Corporate Bonds & Notes	7.1%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	4.9%
Affiliated Investments	14.0%
Financial Derivative Instruments	5.0%
Other Assets and Liabilities, Net	(74.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSNSX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2203TSRSAR_093025

Institutional Class: PSCSX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$655,642
# of Portfolio Holdings	969
Portfolio Turnover Rate	433%
Total Net Advisory Fees Paid During the Reporting Period	$1,322
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.3%
Asset-Backed Securities	23.9%
Sovereign Issues	10.2%
Non-Agency Mortgage-Backed Securities	9.8%
Corporate Bonds & Notes	7.1%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	4.9%
Affiliated Investments	14.0%
Financial Derivative Instruments	5.0%
Other Assets and Liabilities, Net	(74.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSCSX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1885TSRSAR_093025

I-2: PCKPX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$51	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$655,642
# of Portfolio Holdings	969
Portfolio Turnover Rate	433%
Total Net Advisory Fees Paid During the Reporting Period	$1,322
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.3%
Asset-Backed Securities	23.9%
Sovereign Issues	10.2%
Non-Agency Mortgage-Backed Securities	9.8%
Corporate Bonds & Notes	7.1%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	4.9%
Affiliated Investments	14.0%
Financial Derivative Instruments	5.0%
Other Assets and Liabilities, Net	(74.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCKPX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1928TSRSAR_093025

Class A: PTTAX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTTAX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4005TSRSAR_093025

Administrative Class: PTRAX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PTRAX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0435TSRSAR_093025

Class C: PTTCX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTTCX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4205TSRSAR_093025

I-3: PTTNX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTTNX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2204TSRSAR_093025

Institutional Class: PTTRX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTTRX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0035TSRSAR_093025

I-2: PTTPX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTTPX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1902TSRSAR_093025

Class R: PTRRX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$57	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PTRRX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4505TSRSAR_093025

Class A: PQTAX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,509,943
# of Portfolio Holdings	720
Portfolio Turnover Rate	417%
Total Net Advisory Fees Paid During the Reporting Period	$9,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	34.2%
Commodities	23.3%
Asset-Backed Securities	4.4%
Corporate Bonds & Notes	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	9.3%
Affiliated Investments	42.0%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PQTAX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6047TSRSAR_093025

Class C: PQTCX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$136	2.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,509,943
# of Portfolio Holdings	720
Portfolio Turnover Rate	417%
Total Net Advisory Fees Paid During the Reporting Period	$9,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	34.2%
Commodities	23.3%
Asset-Backed Securities	4.4%
Corporate Bonds & Notes	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	9.3%
Affiliated Investments	42.0%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PQTCX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6247TSRSAR_093025

I-3: PQTNX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$85	1.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,509,943
# of Portfolio Holdings	720
Portfolio Turnover Rate	417%
Total Net Advisory Fees Paid During the Reporting Period	$9,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	34.2%
Commodities	23.3%
Asset-Backed Securities	4.4%
Corporate Bonds & Notes	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	9.3%
Affiliated Investments	42.0%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PQTNX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2205TSRSAR_093025

Institutional Class: PQTIX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,509,943
# of Portfolio Holdings	720
Portfolio Turnover Rate	417%
Total Net Advisory Fees Paid During the Reporting Period	$9,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	34.2%
Commodities	23.3%
Asset-Backed Securities	4.4%
Corporate Bonds & Notes	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	9.3%
Affiliated Investments	42.0%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PQTIX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2087TSRSAR_093025

I-2: PQTPX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$83	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,509,943
# of Portfolio Holdings	720
Portfolio Turnover Rate	417%
Total Net Advisory Fees Paid During the Reporting Period	$9,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	34.2%
Commodities	23.3%
Asset-Backed Securities	4.4%
Corporate Bonds & Notes	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	9.3%
Affiliated Investments	42.0%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PQTPX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2089TSRSAR_093025

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	Equity-Related Strategy Funds
●	International Bond Funds
●	Municipal Value Funds
●	Income Fund
●	International Bond Fund (U.S. Dollar-Hedged)
●	Total Return Fund
●	TRENDS Managed Futures Strategy Fund

Filed under the initially filed submission on Form N-CSR:

●	Asset Allocation Funds
●	Bond Funds
●	Credit Bond Funds

To be filed under the immediately following second companion submission on Form N-CSR:

●	PAPS Portfolios
●	PAPS All Asset Funds
●	Real Return Strategy Funds
●	Short Duration Strategy Funds
●	Tax-Efficient Strategy Funds

(b) Not applicable to the Registrant.

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

Equity-Related Strategy Funds

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE PLUS EMG Fund

PIMCO RAE PLUS Fund

PIMCO RAE PLUS International Fund

PIMCO RAE PLUS Small Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and collectively, the “Funds”).

The Funds may invest in both fixed income instruments and equity and equity-related securities. We believe that such funds have an important role to play in a well-diversified investment portfolio. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

2	PIMCO EQUITY-RELATED STRATEGY FUNDS

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class R	Diversification Status
PIMCO RAE Fundamental Advantage PLUS Fund	02/29/08	02/29/08	—	—	07/31/08	—	—	Diversified
PIMCO RAE PLUS EMG Fund	11/26/08	11/26/08	01/07/11	—	05/31/13	05/31/13	—	Diversified
PIMCO RAE PLUS Fund	06/30/05	06/30/05	04/30/08	04/27/18	06/30/05	06/30/05	—	Diversified
PIMCO RAE PLUS International Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	—	—	Diversified
PIMCO RAE PLUS Small Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	02/28/14	—	Diversified
PIMCO RAE Worldwide Long/Short PLUS Fund	12/04/14	12/04/14	08/23/19	—	08/23/19	08/23/19	—	Diversified
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	04/27/18	07/31/03	07/31/03	—	Diversified
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	04/27/18	01/20/97	01/20/97	12/31/02	Diversified
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	04/27/18	10/30/03	10/30/03	—	Diversified
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	04/27/18	11/30/06	11/30/06	—	Diversified
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	Diversified
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	04/27/18	07/31/06	07/31/06	—	Diversified
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	04/27/18	07/31/06	07/31/06	—	Diversified

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the Funds	(Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO EQUITY-RELATED STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class

04/01/2025 - 09/30/2025+	$8.04	$0.18	$(0.35)	$(0.17)	$(0.02)	$0.00	$0.00	$(0.02)

03/31/2025	8.64	0.36	(0.56)	(0.20)	(0.38)	0.00	(0.02)	(0.40)

03/31/2024	8.46	0.36	0.08	0.44	(0.26)	0.00	0.00	(0.26)

03/31/2023	8.56	0.21	0.21	0.42	(0.52)	0.00	0.00	(0.52)

03/31/2022	9.51	0.07	(0.59)	(0.52)	(0.41)	0.00	(0.02)	(0.43)

03/31/2021	8.58	0.06	0.93	0.99	(0.06)	0.00	0.00	(0.06)
Class A

04/01/2025 - 09/30/2025+	7.74	0.15	(0.33)	(0.18)	(0.00)	0.00	0.00	(0.00)

03/31/2025	8.33	0.31	(0.53)	(0.22)	(0.35)	0.00	(0.02)	(0.37)

03/31/2024	8.17	0.31	0.08	0.39	(0.23)	0.00	0.00	(0.23)

03/31/2023	8.28	0.17	0.21	0.38	(0.49)	0.00	0.00	(0.49)

03/31/2022	9.23	0.03	(0.57)	(0.54)	(0.39)	0.00	(0.02)	(0.41)

03/31/2021	8.35	0.04	0.88	0.92	(0.04)	0.00	0.00	(0.04)

PIMCO RAE PLUS EMG Fund
Institutional Class

04/01/2025 - 09/30/2025+	$6.96	$0.17	$1.01	$1.18	$(0.31)	$0.00	$0.00	$(0.31)

03/31/2025	7.11	0.33	0.17	0.50	(0.65)	0.00	0.00	(0.65)

03/31/2024	6.11	0.30	1.13	1.43	(0.43)	0.00	0.00	(0.43)

03/31/2023	7.31	0.20	(0.81)	(0.61)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.27	0.12	0.11	0.23	(3.19)	0.00	0.00	(3.19)

03/31/2021	6.81	0.14	5.35	5.49	(2.03)	0.00	0.00	(2.03)
I-2

04/01/2025 - 09/30/2025+	6.90	0.17	1.00	1.17	(0.31)	0.00	0.00	(0.31)

03/31/2025	7.05	0.32	0.17	0.49	(0.64)	0.00	0.00	(0.64)

03/31/2024	6.06	0.30	1.11	1.41	(0.42)	0.00	0.00	(0.42)

03/31/2023	7.27	0.17	(0.79)	(0.62)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.25	0.12	0.09	0.21	(3.19)	0.00	0.00	(3.19)

03/31/2021	6.80	0.13	5.35	5.48	(2.03)	0.00	0.00	(2.03)
Class A

04/01/2025 - 09/30/2025+	6.66	0.15	0.97	1.12	(0.30)	0.00	0.00	(0.30)

03/31/2025	6.83	0.29	0.16	0.45	(0.62)	0.00	0.00	(0.62)

03/31/2024	5.89	0.27	1.08	1.35	(0.41)	0.00	0.00	(0.41)

03/31/2023	7.10	0.17	(0.79)	(0.62)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.07	0.09	0.10	0.19	(3.16)	0.00	0.00	(3.16)

03/31/2021	6.72	0.10	5.25	5.35	(2.00)	0.00	0.00	(2.00)
Class C

04/01/2025 - 09/30/2025+	6.04	0.11	0.87	0.98	(0.28)	0.00	0.00	(0.28)

03/31/2025	6.24	0.22	0.15	0.37	(0.57)	0.00	0.00	(0.57)

03/31/2024	5.41	0.20	1.00	1.20	(0.37)	0.00	0.00	(0.37)

03/31/2023	6.63	0.10	(0.73)	(0.63)	0.00	(0.59)	0.00	(0.59)

03/31/2022	9.61	0.02	0.10	0.12	(3.10)	0.00	0.00	(3.10)

03/31/2021	6.46	0.04	5.05	5.09	(1.94)	0.00	0.00	(1.94)

PIMCO RAE PLUS Fund
Institutional Class

04/01/2025 - 09/30/2025+	$19.11	$0.46	$2.28	$2.74	$(0.26)	$0.00	$0.00	$(0.26)

03/31/2025	20.53	0.83	(0.71)	0.12	(1.54)	0.00	0.00	(1.54)

03/31/2024	16.51	0.80	4.05	4.85	(0.83)	0.00	0.00	(0.83)

03/31/2023(h)	20.25	0.51	(1.72)	(1.21)	(0.62)	(1.91)	0.00	(2.53)

03/31/2022(h)	20.85	0.27	1.71	1.98	(2.58)	0.00	0.00	(2.58)

03/31/2021(h)	13.92	0.30	9.72	10.02	(3.09)	0.00	0.00	(3.09)
I-2

04/01/2025 - 09/30/2025+	18.76	0.44	2.23	2.67	(0.25)	0.00	0.00	(0.25)

03/31/2025	20.19	0.80	(0.71)	0.09	(1.52)	0.00	0.00	(1.52)

03/31/2024	16.25	0.77	3.99	4.76	(0.82)	0.00	0.00	(0.82)

03/31/2023(h)	19.98	0.49	(1.71)	(1.22)	(0.60)	(1.91)	0.00	(2.51)

03/31/2022(h)	20.61	0.27	1.65	1.92	(2.55)	0.00	0.00	(2.55)

03/31/2021(h)	13.80	0.30	9.57	9.87	(3.06)	0.00	0.00	(3.06)

6	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.85	(2.12)%	$375,680	1.05	%*	1.05	%*	0.93	%*	0.93	%*	4.52	%*	414%

8.04	(2.12)	453,827	1.13		1.13		0.89		0.89		4.45		666

8.64	5.31	560,983	1.33		1.33		0.89		0.89		4.31		443

8.46	4.82	583,106	1.07		1.07		0.89		0.89		2.37		113

8.56	(5.44)	665,443	0.90		0.90		0.89		0.89		0.73		112

9.51	11.60	1,075,166	0.91		0.91		0.89		0.89		0.69		355

7.56	(2.33)	4,966	1.45	*	1.45	*	1.33	*	1.33	*	4.11	*	414

7.74	(2.45)	9,343	1.53		1.53		1.29		1.29		4.05		666

8.33	4.86	10,968	1.73		1.73		1.29		1.29		3.90		443

8.17	4.47	13,211	1.47		1.47		1.29		1.29		1.99		113

8.28	(5.85)	12,280	1.30		1.30		1.29		1.29		0.32		112

9.23	11.05	10,355	1.31		1.31		1.29		1.29		0.44		355

$7.83	17.14%	$162,351	1.33	%*	1.33	%*	1.14	%*	1.14	%*	4.65	%*	457%

6.96	7.14	169,241	1.29		1.29		1.10		1.10		4.58		620

7.11	23.93	211,661	1.45		1.45		1.10		1.10		4.63		486

6.11	(7.88)	181,436	1.20		1.20		1.10		1.10		3.13		266

7.31	0.27	170,539	1.12		1.12		1.10		1.10		1.18		137

10.27	84.08	936,800	1.17	(e)	1.17	(e)	1.13	(e)	1.13	(e)	1.66		331

7.76	17.14	23,259	1.43	*	1.43	*	1.24	*	1.24	*	4.52	*	457

6.90	7.06	4,777	1.39		1.39		1.20		1.20		4.47		620

7.05	23.83	5,671	1.55		1.55		1.20		1.20		4.54		486

6.06	(8.07)	5,609	1.30		1.30		1.20		1.20		2.76		266

7.27	0.04	18,428	1.22		1.22		1.20		1.20		1.28		137

10.25	84.04	24,161	1.27	(e)	1.27	(e)	1.23	(e)	1.23	(e)	1.41		331

7.48	16.96	8,907	1.73	*	1.73	*	1.54	*	1.54	*	4.26	*	457

6.66	6.72	8,997	1.69		1.69		1.50		1.50		4.17		620

6.83	23.35	9,567	1.85		1.85		1.50		1.50		4.22		486

5.89	(8.28)	8,962	1.60		1.60		1.50		1.50		2.74		266

7.10	(0.16)	10,770	1.52		1.52		1.50		1.50		0.96		137

10.07	83.06	12,242	1.57	(e)	1.57	(e)	1.53	(e)	1.53	(e)	1.10		331

6.74	16.43	509	2.48	*	2.48	*	2.29	*	2.29	*	3.51	*	457

6.04	6.08	482	2.44		2.44		2.25		2.25		3.44		620

6.24	22.61	573	2.60		2.60		2.25		2.25		3.48		486

5.41	(9.04)	573	2.35		2.35		2.25		2.25		1.75		266

6.63	(0.96)	1,110	2.27		2.27		2.25		2.25		0.28		137

9.61	82.02	1,540	2.32	(e)	2.32	(e)	2.28	(e)	2.28	(e)	0.46		331

$21.59	14.45%	$410,109	0.93	%*	0.93	%*	0.83	%*	0.83	%*	4.66	%*	424%

19.11	0.71	387,699	1.03		1.03		0.79		0.79		4.18		632

20.53	29.96	371,837	0.99		0.99		0.79		0.79		4.61		366

16.51	(5.86)	370,230	0.83		0.83		0.79		0.79		2.83		120

20.25	9.93	453,630	0.80		0.80		0.79		0.79		1.31		120

20.85	75.31	695,032	0.80		0.80		0.79		0.79		1.71		271

21.18	14.35	202,488	1.03	*	1.03	*	0.93	*	0.93	*	4.56	*	424

18.76	0.59	231,343	1.13		1.13		0.89		0.89		4.08		632

20.19	29.85	236,943	1.09		1.09		0.89		0.89		4.51		366

16.25	(5.96)	193,574	0.93		0.93		0.89		0.89		2.81		120

19.98	9.83	288,189	0.90		0.90		0.89		0.89		1.25		120

20.61	74.92	293,626	0.90		0.90		0.89		0.89		1.64		271

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE PLUS Fund (Cont.)
I-3

04/01/2025 - 09/30/2025+	$18.71	$0.43	$2.24	$2.67	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2025	20.15	0.79	(0.72)	0.07	(1.51)	0.00	0.00	(1.51)

03/31/2024	16.20	0.75	3.98	4.73	(0.78)	0.00	0.00	(0.78)

03/31/2023(h)	19.92	0.50	(1.71)	(1.21)	(0.60)	(1.91)	0.00	(2.51)

03/31/2022(h)	20.58	0.24	1.65	1.89	(2.55)	0.00	0.00	(2.55)

03/31/2021(h)	13.77	0.30	9.57	9.87	(3.06)	0.00	0.00	(3.06)
Class A

04/01/2025 - 09/30/2025+	16.92	0.37	2.02	2.39	(0.23)	0.00	0.00	(0.23)

03/31/2025	18.37	0.67	(0.65)	0.02	(1.47)	0.00	0.00	(1.47)

03/31/2024	14.86	0.66	3.62	4.28	(0.77)	0.00	0.00	(0.77)

03/31/2023(h)	18.51	0.41	(1.58)	(1.17)	(0.57)	(1.91)	0.00	(2.48)

03/31/2022(h)	19.29	0.18	1.56	1.74	(2.52)	0.00	0.00	(2.52)

03/31/2021(h)	13.05	0.24	9.03	9.27	(3.03)	0.00	0.00	(3.03)
Class C

04/01/2025 - 09/30/2025+	13.63	0.24	1.62	1.86	(0.19)	0.00	0.00	(0.19)

03/31/2025	15.10	0.44	(0.53)	(0.09)	(1.38)	0.00	0.00	(1.38)

03/31/2024	12.35	0.45	2.99	3.44	(0.69)	0.00	0.00	(0.69)

03/31/2023(h)	15.87	0.23	(1.34)	(1.11)	(0.50)	(1.91)	0.00	(2.41)

03/31/2022(h)	16.89	0.03	1.35	1.38	(2.40)	0.00	0.00	(2.40)

03/31/2021(h)	11.67	0.09	8.04	8.13	(2.91)	0.00	0.00	(2.91)

PIMCO RAE PLUS International Fund
Institutional Class

04/01/2025 - 09/30/2025+	$7.39	$0.19	$1.05	$1.24	$(0.33)	$0.00	$0.00	$(0.33)

03/31/2025	7.30	0.38	0.25	0.63	(0.54)	0.00	0.00	(0.54)

03/31/2024	6.65	0.34	0.72	1.06	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.93	0.28	(0.98)	(0.70)	(0.16)	(3.42)	0.00	(3.58)

03/31/2022(f)	34.35	0.38	(0.50)	(0.12)	(4.49)	(18.81)	0.00	(23.30)

03/31/2021(f)	25.50	0.30	14.90	15.20	(6.35)	0.00	0.00	(6.35)
I-2

04/01/2025 - 09/30/2025+	7.08	0.18	0.99	1.17	(0.32)	0.00	0.00	(0.32)

03/31/2025	7.01	0.36	0.24	0.60	(0.53)	0.00	0.00	(0.53)

03/31/2024	6.41	0.32	0.69	1.01	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.67	0.27	(0.96)	(0.69)	(0.15)	(3.42)	0.00	(3.57)

03/31/2022(f)	34.10	0.35	(0.46)	(0.11)	(4.51)	(18.81)	0.00	(23.32)

03/31/2021(f)	25.40	0.35	14.70	15.05	(6.35)	0.00	0.00	(6.35)
Class A

04/01/2025 - 09/30/2025+	7.05	0.17	1.00	1.17	(0.32)	0.00	0.00	(0.32)

03/31/2025	6.99	0.34	0.24	0.58	(0.52)	0.00	0.00	(0.52)

03/31/2024	6.39	0.31	0.68	0.99	(0.39)	0.00	0.00	(0.39)

03/31/2023	10.67	0.25	(0.97)	(0.72)	(0.14)	(3.42)	0.00	(3.56)

03/31/2022(f)	34.15	0.28	(0.50)	(0.22)	(4.45)	(18.81)	0.00	(23.26)

03/31/2021(f)	25.40	0.20	14.80	15.00	(6.25)	0.00	0.00	(6.25)

PIMCO RAE PLUS Small Fund
Institutional Class

04/01/2025 - 09/30/2025+	$15.94	$0.41	$1.63	$2.04	$(0.41)	$0.00	$0.00	$(0.41)

03/31/2025	16.70	0.81	(0.32)	0.49	(1.25)	0.00	0.00	(1.25)

03/31/2024	13.16	0.73	3.57	4.30	(0.76)	0.00	0.00	(0.76)

03/31/2023	16.37	0.46	(3.11)	(2.65)	(0.56)	0.00	0.00	(0.56)

03/31/2022(g)	43.76	0.47	4.73	5.20	(10.69)	(21.90)	0.00	(32.59)

03/31/2021(g)	26.44	0.40	31.08	31.48	(11.92)	(2.24)	0.00	(14.16)
I-2

04/01/2025 - 09/30/2025+	15.61	0.40	1.58	1.98	(0.40)	0.00	0.00	(0.40)

03/31/2025	16.38	0.78	(0.32)	0.46	(1.23)	0.00	0.00	(1.23)

03/31/2024	12.91	0.70	3.51	4.21	(0.74)	0.00	0.00	(0.74)

03/31/2023	16.08	0.49	(3.11)	(2.62)	(0.55)	0.00	0.00	(0.55)

03/31/2022(g)	43.52	0.41	4.73	5.14	(10.68)	(21.90)	0.00	(32.58)

03/31/2021(g)	26.36	0.40	30.92	31.32	(11.92)	(2.24)	0.00	(14.16)

8	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$21.14	14.41%	$3,248	1.08	%*	1.13	%*	0.98	%*	1.03	%*	4.52	%*	424%

18.71	0.50	3,788	1.18		1.23		0.94		0.99		4.02		632

20.15	29.72	2,851	1.08	(k)	1.13	(k)	0.94	(k)	0.99	(k)	4.52		366

16.20	(5.96)	9,051	0.98		1.03		0.94		0.99		2.85		120

19.92	9.66	8,445	0.95		1.00		0.94		0.99		1.23		120

20.58	75.06	6,529	0.95		1.00		0.94		0.99		1.61		271

19.08	14.25	454,447	1.33	*	1.33	*	1.23	*	1.23	*	4.26	*	424

16.92	0.27	427,514	1.43		1.43		1.19		1.19		3.78		632

18.37	29.42	482,416	1.39		1.39		1.19		1.19		4.21		366

14.86	(6.19)	443,313	1.23		1.23		1.19		1.19		2.56		120

18.51	9.44	532,609	1.20		1.20		1.19		1.19		0.95		120

19.29	74.44	508,605	1.20		1.20		1.19		1.19		1.34		271

15.30	13.79	24,099	2.08	*	2.08	*	1.98	*	1.98	*	3.51	*	424

13.63	(0.44)	26,357	2.18		2.18		1.94		1.94		3.04		632

15.10	28.43	39,644	2.14		2.14		1.94		1.94		3.47		366

12.35	(6.92)	51,114	1.98		1.98		1.94		1.94		1.69		120

15.87	8.63	94,548	1.95		1.95		1.94		1.94		0.18		120

16.89	73.29	131,664	1.95		1.95		1.94		1.94		0.61		271

$8.30	16.85%	$135,207	1.15	%*	1.15	%*	0.86	%*	0.86	%*	4.78	%*	436%

7.39	9.01	126,820	0.95		0.95		0.82		0.82		5.22		680

7.30	16.40	153,666	1.22		1.22		0.82		0.82		4.99		444

6.65	(4.09)	159,335	0.98		0.98		0.82		0.82		3.43		70

10.93	(0.61)	130,866	0.84		0.84		0.83		0.83		1.25		39

34.35	62.21	1,163,251	0.83		0.83		0.82		0.82		0.92		457

7.93	16.70	799	1.25	*	1.25	*	0.96	*	0.96	*	4.67	*	436

7.08	9.01	590	1.05		1.05		0.92		0.92		5.11		680

7.01	16.14	588	1.32		1.32		0.92		0.92		4.91		444

6.41	(4.04)	567	1.08		1.08		0.92		0.92		3.37		70

10.67	(0.62)	502	0.94		0.94		0.93		0.93		1.52		39

34.10	61.72	493	0.93		0.93		0.92		0.92		1.13		457

7.90	16.64	4,621	1.50	*	1.50	*	1.21	*	1.21	*	4.43	*	436

7.05	8.66	3,948	1.30		1.30		1.17		1.17		4.86		680

6.99	15.90	4,028	1.57		1.57		1.17		1.17		4.64		444

6.39	(4.48)	4,174	1.33		1.33		1.17		1.17		3.05		70

10.67	(0.98)	4,664	1.19		1.19		1.18		1.18		1.32		39

34.15	61.55	5,474	1.18		1.18		1.17		1.17		0.60		457

$17.57	12.95%	$146,321	0.95	%*	0.95	%*	0.88	%*	0.88	%*	5.09	%*	418%

15.94	2.97	136,538	1.07		1.07		0.84		0.84		4.76		623

16.70	33.09	114,444	1.10		1.10		0.84		0.84		5.19		466

13.16	(16.42)	101,494	0.95		0.95		0.84		0.84		3.24		123

16.37	13.79	154,994	0.85		0.85		0.84		0.84		1.28		96

43.76	131.16	683,013	0.86		0.86		0.84		0.84		1.14		338

17.19	12.86	24,860	1.05	*	1.05	*	0.98	*	0.98	*	4.99	*	418

15.61	2.89	27,105	1.17		1.17		0.94		0.94		4.63		623

16.38	33.01	17,975	1.20		1.20		0.94		0.94		5.08		466

12.91	(16.52)	21,011	1.05		1.05		0.94		0.94		3.49		123

16.08	13.72	26,641	0.95		0.95		0.94		0.94		1.46		96

43.52	130.85	18,798	0.96		0.96		0.94		0.94		1.00		338

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE PLUS Small Fund (Cont.)
Class A

04/01/2025 - 09/30/2025+	$14.98	$0.36	$1.51	$1.87	$(0.38)	$0.00	$0.00	$(0.38)

03/31/2025	15.77	0.71	(0.30)	0.41	(1.20)	0.00	0.00	(1.20)

03/31/2024	12.46	0.65	3.37	4.02	(0.71)	0.00	0.00	(0.71)

03/31/2023	15.55	0.41	(2.98)	(2.57)	(0.52)	0.00	0.00	(0.52)

03/31/2022(g)	43.08	0.33	4.66	4.99	(10.62)	(21.90)	0.00	(32.52)

03/31/2021(g)	26.20	0.28	30.64	30.92	(11.80)	(2.24)	0.00	(14.04)
Class C

04/01/2025 - 09/30/2025+	12.99	0.26	1.31	1.57	(0.34)	0.00	0.00	(0.34)

03/31/2025	13.84	0.51	(0.25)	0.26	(1.11)	0.00	0.00	(1.11)

03/31/2024	11.03	0.48	2.96	3.44	(0.63)	0.00	0.00	(0.63)

03/31/2023	13.87	0.31	(2.67)	(2.36)	(0.48)	0.00	0.00	(0.48)

03/31/2022(g)	41.68	0.11	4.41	4.52	(10.43)	(21.90)	0.00	(32.33)

03/31/2021(g)	25.60	0.00	29.92	29.92	(11.60)	(2.24)	0.00	(13.84)

PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class

04/01/2025 - 09/30/2025+	$8.09	$0.16	$(0.36)	$(0.20)	$(0.49)	$0.00	$0.00	$(0.49)

03/31/2025	8.04	0.31	0.81	1.12	(1.07)	0.00	0.00	(1.07)

03/31/2024	7.51	0.31	0.65	0.96	(0.43)	0.00	0.00	(0.43)

03/31/2023	8.19	0.18	(0.07)	0.11	(0.79)	0.00	0.00	(0.79)

03/31/2022	8.54	0.08	0.76	0.84	(1.19)	0.00	0.00	(1.19)

03/31/2021	8.21	0.09	0.98	1.07	(0.74)	0.00	0.00	(0.74)
I-2

04/01/2025 - 09/30/2025+	8.09	0.16	(0.36)	(0.20)	(0.49)	0.00	0.00	(0.49)

03/31/2025	8.04	0.30	0.82	1.12	(1.07)	0.00	0.00	(1.07)

03/31/2024	7.51	0.30	0.65	0.95	(0.42)	0.00	0.00	(0.42)

03/31/2023	8.19	0.16	(0.06)	0.10	(0.78)	0.00	0.00	(0.78)

03/31/2022	8.55	0.07	0.76	0.83	(1.19)	0.00	0.00	(1.19)

03/31/2021	8.20	0.09	0.99	1.08	(0.73)	0.00	0.00	(0.73)
Class A

04/01/2025 - 09/30/2025+	8.01	0.15	(0.35)	(0.20)	(0.48)	0.00	0.00	(0.48)

03/31/2025	7.98	0.27	0.80	1.07	(1.04)	0.00	0.00	(1.04)

03/31/2024	7.46	0.28	0.64	0.92	(0.40)	0.00	0.00	(0.40)

03/31/2023	8.15	0.15	(0.08)	0.07	(0.76)	0.00	0.00	(0.76)

03/31/2022	8.51	0.05	0.75	0.80	(1.16)	0.00	0.00	(1.16)

03/31/2021	8.18	0.06	0.98	1.04	(0.71)	0.00	0.00	(0.71)
Class C

04/01/2025 - 09/30/2025+	8.02	0.12	(0.36)	(0.24)	(0.45)	0.00	0.00	(0.45)

03/31/2025	7.97	0.21	0.81	1.02	(0.97)	0.00	0.00	(0.97)

03/31/2024	7.48	0.22	0.64	0.86	(0.37)	0.00	0.00	(0.37)

03/31/2023	8.17	0.08	(0.06)	0.02	(0.71)	0.00	0.00	(0.71)

03/31/2022	8.53	(0.02)	0.75	0.73	(1.09)	0.00	0.00	(1.09)

03/31/2021	8.18	0.00	0.98	0.98	(0.63)	0.00	0.00	(0.63)

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class

04/01/2025 - 09/30/2025+	$11.96	$0.29	$2.12	$2.41	$(0.35)	$0.00	$0.00	$(0.35)

03/31/2025	12.12	0.51	0.65	1.16	(0.66)	(0.66)	0.00	(1.32)

03/31/2024	9.59	0.44	2.53	2.97	(0.44)	0.00	0.00	(0.44)

03/31/2023	11.14	0.28	(1.53)	(1.25)	(0.07)	(0.23)	0.00	(0.30)

03/31/2022	13.03	0.15	1.65	1.80	(1.10)	(2.59)	0.00	(3.69)

03/31/2021	8.35	0.13	5.28	5.41	(0.61)	(0.12)	0.00	(0.73)
I-2

04/01/2025 - 09/30/2025+	11.64	0.28	2.06	2.34	(0.34)	0.00	0.00	(0.34)

03/31/2025	11.84	0.49	0.62	1.11	(0.65)	(0.66)	0.00	(1.31)

03/31/2024	9.37	0.42	2.48	2.90	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.90	0.26	(1.50)	(1.24)	(0.06)	(0.23)	0.00	(0.29)

03/31/2022	12.82	0.13	1.63	1.76	(1.09)	(2.59)	0.00	(3.68)

03/31/2021	8.23	0.12	5.19	5.31	(0.60)	(0.12)	0.00	(0.72)

10	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$16.47	12.69%	$18,947	1.30	%*	1.30	%*	1.23	%*	1.23	%*	4.74	%*	418%

14.98	2.62	18,141	1.42		1.42		1.19		1.19		4.41		623

15.77	32.68	19,306	1.45		1.45		1.19		1.19		4.84		466

12.46	(16.73)	19,953	1.30		1.30		1.19		1.19		3.07		123

15.55	13.41	28,003	1.20		1.20		1.19		1.19		1.17		96

43.08	130.09	18,414	1.21		1.21		1.19		1.19		0.75		338

14.22	12.30	3,638	2.05	*	2.05	*	1.98	*	1.98	*	3.99	*	418

12.99	1.88	3,571	2.17		2.17		1.94		1.94		3.66		623

13.84	31.60	3,977	2.20		2.20		1.94		1.94		4.09		466

11.03	(17.28)	3,978	2.05		2.05		1.94		1.94		2.60		123

13.87	12.50	3,599	1.95		1.95		1.94		1.94		0.41		96

41.68	128.64	2,943	1.96		1.96		1.94		1.94		(0.01)		338

$7.40	(2.50)%	$368,877	1.32	%*	1.32	%*	1.23	%*	1.23	%*	4.27	%*	423%

8.09	15.26	457,571	1.32		1.32		1.19		1.19		3.82		576

8.04	13.22	564,111	1.42		1.42		1.19		1.19		4.02		369

7.51	1.27	585,631	1.28		1.28		1.19		1.19		2.25		140

8.19	10.30	693,103	1.20		1.20		1.19		1.19		0.91		162

8.54	13.72	1,156,430	1.21		1.21		1.19		1.19		1.06		267

7.40	(2.52)	5,622	1.42	*	1.42	*	1.33	*	1.33	*	4.13	*	423

8.09	15.18	3,185	1.42		1.42		1.29		1.29		3.72		576

8.04	13.05	3,504	1.52		1.52		1.29		1.29		3.93		369

7.51	1.16	6,784	1.38		1.38		1.29		1.29		2.07		140

8.19	10.07	6,769	1.30		1.30		1.29		1.29		0.82		162

8.55	13.78	9,127	1.31		1.31		1.29		1.29		1.08		267

7.33	(2.57)	20,153	1.72	*	1.72	*	1.63	*	1.63	*	3.86	*	423

8.01	14.70	22,185	1.72		1.72		1.59		1.59		3.41		576

7.98	12.83	21,855	1.82		1.82		1.59		1.59		3.62		369

7.46	0.85	23,215	1.68		1.68		1.59		1.59		1.86		140

8.15	9.82	22,597	1.60		1.60		1.59		1.59		0.55		162

8.51	13.30	24,572	1.61		1.61		1.59		1.59		0.76		267

7.33	(3.02)	836	2.47	*	2.47	*	2.38	*	2.38	*	3.11	*	423

8.02	14.00	934	2.47		2.47		2.34		2.34		2.68		576

7.97	11.86	1,557	2.57		2.57		2.34		2.34		2.86		369

7.48	0.20	3,155	2.43		2.43		2.34		2.34		0.96		140

8.17	8.91	6,329	2.35		2.35		2.34		2.34		(0.26)		162

8.53	12.44	11,690	2.36		2.36		2.34		2.34		0.01		267

$14.02	20.35%	$697,127	0.78	%*	0.78	%*	0.68	%*	0.68	%*	4.55	%*	437%

11.96	9.25	663,403	0.98		0.98		0.64		0.64		4.05		664

12.12	31.48	995,829	0.95		0.95		0.64		0.64		4.22		366

9.59	(11.07)	939,383	0.70		0.70		0.64		0.64		2.93		102

11.14	12.97	1,129,735	0.65		0.65		0.64		0.64		1.12		106

13.03	65.92	1,085,516	0.65		0.65		0.64		0.64		1.19		363

13.64	20.35	355,058	0.88	*	0.88	*	0.78	*	0.78	*	4.44	*	437

11.64	9.04	310,541	1.08		1.08		0.74		0.74		3.94		664

11.84	31.47	344,458	1.05		1.05		0.74		0.74		4.13		366

9.37	(11.20)	331,896	0.80		0.80		0.74		0.74		2.76		102

10.90	12.85	452,175	0.75		0.75		0.74		0.74		1.04		106

12.82	65.66	396,293	0.75		0.75		0.74		0.74		1.07		363

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Absolute Return Fund (Cont.)
I-3

04/01/2025 - 09/30/2025+	$11.66	$0.27	$2.07	$2.34	$(0.34)	$0.00	$0.00	$(0.34)

03/31/2025	11.85	0.48	0.63	1.11	(0.64)	(0.66)	0.00	(1.30)

03/31/2024	9.38	0.43	2.47	2.90	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.92	0.25	(1.50)	(1.25)	(0.06)	(0.23)	0.00	(0.29)

03/31/2022	12.82	0.12	1.64	1.76	(1.07)	(2.59)	0.00	(3.66)

03/31/2021	8.22	0.12	5.18	5.30	(0.58)	(0.12)	0.00	(0.70)
Class A

04/01/2025 - 09/30/2025+	11.49	0.26	2.04	2.30	(0.33)	0.00	0.00	(0.33)

03/31/2025	11.70	0.44	0.62	1.06	(0.61)	(0.66)	0.00	(1.27)

03/31/2024	9.27	0.39	2.44	2.83	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.80	0.23	(1.49)	(1.26)	(0.04)	(0.23)	0.00	(0.27)

03/31/2022	12.74	0.09	1.61	1.70	(1.05)	(2.59)	0.00	(3.64)

03/31/2021	8.18	0.09	5.16	5.25	(0.57)	(0.12)	0.00	(0.69)
Class C

04/01/2025 - 09/30/2025+	9.30	0.17	1.64	1.81	(0.30)	0.00	0.00	(0.30)

03/31/2025	9.69	0.29	0.53	0.82	(0.55)	(0.66)	0.00	(1.21)

03/31/2024	7.75	0.26	2.03	2.29	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.11	0.13	(1.25)	(1.12)	(0.01)	(0.23)	0.00	(0.24)

03/31/2022	11.25	0.00	1.44	1.44	(0.99)	(2.59)	0.00	(3.58)

03/31/2021	7.29	0.00	4.58	4.58	(0.50)	(0.12)	0.00	(0.62)

PIMCO StocksPLUS® Fund
Institutional Class

04/01/2025 - 09/30/2025+	$12.17	$0.28	$2.12	$2.40	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2025	12.58	0.51	0.56	1.07	(0.62)	(0.86)	0.00	(1.48)

03/31/2024	10.08	0.49	2.54	3.03	(0.53)	0.00	0.00	(0.53)

03/31/2023	12.25	0.26	(1.56)	(1.30)	(0.05)	(0.82)	0.00	(0.87)

03/31/2022	12.20	0.05	1.69	1.74	(0.41)	(1.28)	0.00	(1.69)

03/31/2021	8.02	0.05	4.71	4.76	(0.46)	(0.12)	0.00	(0.58)
I-2

04/01/2025 - 09/30/2025+	12.10	0.27	2.11	2.38	(0.23)	0.00	0.00	(0.23)

03/31/2025	12.51	0.49	0.57	1.06	(0.61)	(0.86)	0.00	(1.47)

03/31/2024	10.04	0.48	2.51	2.99	(0.52)	0.00	0.00	(0.52)

03/31/2023	12.20	0.24	(1.54)	(1.30)	(0.04)	(0.82)	0.00	(0.86)

03/31/2022	12.16	0.04	1.67	1.71	(0.39)	(1.28)	0.00	(1.67)

03/31/2021	7.99	0.05	4.69	4.74	(0.45)	(0.12)	0.00	(0.57)
I-3

04/01/2025 - 09/30/2025+	12.05	0.27	2.11	2.38	(0.23)	0.00	0.00	(0.23)

03/31/2025	12.47	0.48	0.57	1.05	(0.61)	(0.86)	0.00	(1.47)

03/31/2024	10.01	0.47	2.51	2.98	(0.52)	0.00	0.00	(0.52)

03/31/2023	12.17	0.26	(1.56)	(1.30)	(0.04)	(0.82)	0.00	(0.86)

03/31/2022	12.14	0.03	1.67	1.70	(0.39)	(1.28)	0.00	(1.67)

03/31/2021	7.98	0.03	4.70	4.73	(0.45)	(0.12)	0.00	(0.57)
Class A

04/01/2025 - 09/30/2025+	10.28	0.21	1.80	2.01	(0.22)	0.00	0.00	(0.22)

03/31/2025	10.84	0.39	0.50	0.89	(0.59)	(0.86)	0.00	(1.45)

03/31/2024	8.76	0.38	2.20	2.58	(0.50)	0.00	0.00	(0.50)

03/31/2023	10.79	0.19	(1.37)	(1.18)	(0.03)	(0.82)	0.00	(0.85)

03/31/2022	10.92	0.00	1.52	1.52	(0.37)	(1.28)	0.00	(1.65)

03/31/2021	7.23	0.01	4.23	4.24	(0.43)	(0.12)	0.00	(0.55)
Class C

04/01/2025 - 09/30/2025+	9.04	0.16	1.57	1.73	(0.20)	0.00	0.00	(0.20)

03/31/2025	9.69	0.30	0.46	0.76	(0.55)	(0.86)	0.00	(1.41)

03/31/2024	7.89	0.30	1.96	2.26	(0.46)	0.00	0.00	(0.46)

03/31/2023	9.83	0.13	(1.25)	(1.12)	0.00	(0.82)	0.00	(0.82)

03/31/2022	10.09	(0.06)	1.40	1.34	(0.32)	(1.28)	0.00	(1.60)

03/31/2021	6.71	(0.03)	3.91	3.88	(0.38)	(0.12)	0.00	(0.50)

12	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$13.66	20.29%	$24,340	0.93	%*	0.98	%*	0.83	%*	0.88	%*	4.39	%*	437%

11.66	9.08	16,406	1.13		1.18		0.79		0.84		3.89		664

11.85	31.43	13,536	1.15	(k)	1.20	(k)	0.79	(k)	0.84	(k)	4.08		366

9.38	(11.32)	3,704	0.85		0.90		0.79		0.84		2.68		102

10.92	12.92	5,376	0.80		0.85		0.79		0.84		0.92		106

12.82	65.57	11,887	0.80		0.85		0.79		0.84		1.19		363

13.46	20.21	582,264	1.18	*	1.18	*	1.08	*	1.08	*	4.15	*	437

11.49	8.75	529,079	1.38		1.38		1.04		1.04		3.64		664

11.70	31.02	548,789	1.35		1.35		1.04		1.04		3.83		366

9.27	(11.51)	489,063	1.10		1.10		1.04		1.04		2.48		102

10.80	12.48	665,057	1.05		1.05		1.04		1.04		0.73		106

12.74	65.28	611,691	1.05		1.05		1.04		1.04		0.78		363

10.81	19.69	62,536	1.93	*	1.93	*	1.83	*	1.83	*	3.40	*	437

9.30	8.07	63,260	2.13		2.13		1.79		1.79		2.89		664

9.69	30.02	77,653	2.10		2.10		1.79		1.79		3.08		366

7.75	(12.18)	84,922	1.85		1.85		1.79		1.79		1.70		102

9.11	11.68	132,068	1.80		1.80		1.79		1.79		(0.02)		106

11.25	63.90	136,038	1.80		1.80		1.79		1.79		0.04		363

$14.34	19.92%	$2,001,176	0.69	%*	0.69	%*	0.50	%*	0.50	%*	4.27	%*	241%

12.17	8.07	1,794,882	0.79		0.79		0.50		0.50		3.90		327

12.58	30.66	1,870,917	0.70		0.70		0.50		0.50		4.44		200

10.08	(10.23)	1,614,756	0.51		0.51		0.50		0.50		2.50		17

12.25	13.81	1,698,700	0.51		0.51		0.50		0.50		0.41		28

12.20	60.21	852,795	0.51		0.51		0.50		0.50		0.43		211

14.25	19.82	114,260	0.79	*	0.79	*	0.60	*	0.60	*	4.17	*	241

12.10	8.03	108,809	0.89		0.89		0.60		0.60		3.79		327

12.51	30.37	94,954	0.80		0.80		0.60		0.60		4.33		200

10.04	(10.26)	63,205	0.61		0.61		0.60		0.60		2.30		17

12.20	13.66	101,287	0.61		0.61		0.60		0.60		0.30		28

12.16	60.16	84,275	0.61		0.61		0.60		0.60		0.43		211

14.20	19.87	26,848	0.84	*	0.89	*	0.65	*	0.70	*	4.12	*	241

12.05	7.91	37,839	0.94		0.99		0.65		0.70		3.74		327

12.47	30.32	37,721	0.85		0.90		0.65		0.70		4.28		200

10.01	(10.29)	21,735	0.66		0.71		0.65		0.70		2.49		17

12.17	13.55	16,071	0.66		0.71		0.65		0.70		0.26		28

12.14	60.07	11,837	0.66		0.71		0.65		0.70		0.32		211

12.07	19.71	445,360	1.09	*	1.09	*	0.90	*	0.90	*	3.87	*	241

10.28	7.62	393,285	1.19		1.19		0.90		0.90		3.50		327

10.84	30.05	393,739	1.10		1.10		0.90		0.90		4.04		200

8.76	(10.56)	333,005	0.91		0.91		0.90		0.90		2.08		17

10.79	13.38	413,908	0.91		0.91		0.90		0.90		(0.01)		28

10.92	59.48	390,280	0.91		0.91		0.90		0.90		0.10		211

10.57	19.32	51,831	1.59	*	1.59	*	1.40	*	1.40	*	3.37	*	241

9.04	7.17	48,426	1.69		1.69		1.40		1.40		3.00		327

9.69	29.29	53,413	1.60		1.60		1.40		1.40		3.54		200

7.89	(10.93)	52,566	1.41		1.41		1.40		1.40		1.53		17

9.83	12.71	76,325	1.41		1.41		1.40		1.40		(0.52)		28

10.09	58.72	82,416	1.41		1.41		1.40		1.40		(0.36)		211

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Fund (Cont.)
Class R

04/01/2025 - 09/30/2025+	$10.93	$0.21	$1.91	$2.12	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2025	11.44	0.38	0.52	0.90	(0.55)	(0.86)	0.00	(1.41)

03/31/2024	9.22	0.38	2.31	2.69	(0.47)	0.00	0.00	(0.47)

03/31/2023	11.31	0.18	(1.44)	(1.26)	(0.01)	(0.82)	0.00	(0.83)

03/31/2022	11.38	(0.03)	1.58	1.55	(0.34)	(1.28)	0.00	(1.62)

03/31/2021	7.52	(0.01)	4.39	4.38	(0.40)	(0.12)	0.00	(0.52)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class

04/01/2025 - 09/30/2025+	$8.73	$0.20	$0.87	$1.07	$(0.48)	$0.00	$0.00	$(0.48)

03/31/2025	8.89	0.37	0.28	0.65	(0.81)	0.00	0.00	(0.81)

03/31/2024	8.02	0.35	1.41	1.76	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.59	0.24	0.00	0.24	(0.47)	(0.34)	0.00	(0.81)

03/31/2022	8.78	0.15	0.32	0.47	(0.66)	0.00	0.00	(0.66)

03/31/2021	5.90	0.14	2.74	2.88	0.00	0.00	0.00	0.00
I-2

04/01/2025 - 09/30/2025+	8.57	0.19	0.86	1.05	(0.48)	0.00	0.00	(0.48)

03/31/2025	8.75	0.35	0.27	0.62	(0.80)	0.00	0.00	(0.80)

03/31/2024	7.90	0.34	1.40	1.74	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.48	0.23	0.00	0.23	(0.47)	(0.34)	0.00	(0.81)

03/31/2022	8.67	0.14	0.32	0.46	(0.65)	0.00	0.00	(0.65)

03/31/2021	5.83	0.13	2.71	2.84	0.00	0.00	0.00	0.00
I-3

04/01/2025 - 09/30/2025+	8.53	0.19	0.85	1.04	(0.48)	0.00	0.00	(0.48)

03/31/2025	8.71	0.34	0.28	0.62	(0.80)	0.00	0.00	(0.80)

03/31/2024	7.87	0.34	1.39	1.73	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.45	0.23	(0.01)	0.22	(0.46)	(0.34)	0.00	(0.80)

03/31/2022	8.65	0.14	0.31	0.45	(0.65)	0.00	0.00	(0.65)

03/31/2021	5.82	0.12	2.71	2.83	0.00	0.00	0.00	0.00
Class A

04/01/2025 - 09/30/2025+	7.89	0.17	0.77	0.94	(0.47)	0.00	0.00	(0.47)

03/31/2025	8.12	0.30	0.26	0.56	(0.79)	0.00	0.00	(0.79)

03/31/2024	7.39	0.29	1.31	1.60	(0.87)	0.00	0.00	(0.87)

03/31/2023	7.99	0.20	(0.01)	0.19	(0.45)	(0.34)	0.00	(0.79)

03/31/2022	8.22	0.11	0.30	0.41	(0.64)	0.00	0.00	(0.64)

03/31/2021	5.54	0.10	2.58	2.68	0.00	0.00	0.00	0.00
Class C

04/01/2025 - 09/30/2025+	6.60	0.11	0.65	0.76	(0.45)	0.00	0.00	(0.45)

03/31/2025	6.93	0.20	0.23	0.43	(0.76)	0.00	0.00	(0.76)

03/31/2024	6.44	0.20	1.12	1.32	(0.83)	0.00	0.00	(0.83)

03/31/2023	7.07	0.12	(0.01)	0.11	(0.40)	(0.34)	0.00	(0.74)

03/31/2022	7.35	0.04	0.28	0.32	(0.60)	0.00	0.00	(0.60)

03/31/2021	5.00	0.05	2.30	2.35	0.00	0.00	0.00	0.00

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class

04/01/2025 - 09/30/2025+	$11.32	$0.30	$1.64	$1.94	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2025	11.52	0.57	0.10	0.67	(0.87)	0.00	0.00	(0.87)

03/31/2024	10.28	0.53	1.16	1.69	(0.45)	0.00	0.00	(0.45)

03/31/2023	15.49	0.37	(1.47)	(1.10)	(0.35)	(3.76)	0.00	(4.11)

03/31/2022(i)	20.43	0.28	0.02	0.30	(5.24)	0.00	0.00	(5.24)

03/31/2021(i)	13.53	0.24	6.78	7.02	(0.12)	0.00	0.00	(0.12)
I-2

04/01/2025 - 09/30/2025+	11.33	0.30	1.64	1.94	(0.21)	0.00	0.00	(0.21)

03/31/2025	11.53	0.56	0.10	0.66	(0.86)	0.00	0.00	(0.86)

03/31/2024	10.29	0.52	1.16	1.68	(0.44)	0.00	0.00	(0.44)

03/31/2023	15.50	0.40	(1.50)	(1.10)	(0.35)	(3.76)	0.00	(4.11)

03/31/2022(i)	20.46	0.27	(0.01)	0.26	(5.22)	0.00	0.00	(5.22)

03/31/2021(i)	13.56	0.24	6.78	7.02	(0.12)	0.00	0.00	(0.12)

14	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.85	19.58%	$67,701	1.34	%*	1.34	%*	1.15	%*	1.15	%*	3.62	%*	241%

10.93	7.38	58,840	1.44		1.44		1.15		1.15		3.25		327

11.44	29.72	58,423	1.35		1.35		1.15		1.15		3.79		200

9.22	(10.78)	52,145	1.16		1.16		1.15		1.15		1.86		17

11.31	13.09	59,898	1.16		1.16		1.15		1.15		(0.25)		28

11.38	59.07	51,526	1.16		1.16		1.15		1.15		(0.15)		211

$9.32	12.50%	$1,677,257	0.94	%*	0.94	%*	0.79	%*	0.79	%*	4.52	%*	454%

8.73	7.85	1,564,312	0.97		0.97		0.75		0.75		4.19		565

8.89	23.43	1,356,406	1.17		1.17		0.75		0.75		4.31		347

8.02	3.44	959,154	0.90		0.90		0.75		0.75		3.05		159

8.59	5.14	964,480	0.76		0.76		0.75		0.75		1.71		113

8.78	48.81	1,120,187	0.78		0.78		0.75		0.75		1.92		288

9.14	12.46	1,043,047	1.04	*	1.04	*	0.89	*	0.89	*	4.42	*	454

8.57	7.67	1,009,809	1.07		1.07		0.85		0.85		4.09		565

8.75	23.44	870,087	1.27		1.27		0.85		0.85		4.21		347

7.90	3.27	638,703	1.00		1.00		0.85		0.85		2.96		159

8.48	5.14	615,198	0.86		0.86		0.85		0.85		1.61		113

8.67	48.71	601,962	0.88		0.88		0.85		0.85		1.81		288

9.09	12.37	91,923	1.09	*	1.14	*	0.94	*	0.99	*	4.37	*	454

8.53	7.72	96,203	1.12		1.17		0.90		0.95		4.03		565

8.71	23.39	46,732	1.32		1.37		0.90		0.95		4.18		347

7.87	3.23	15,217	1.05		1.10		0.90		0.95		2.95		159

8.45	5.01	15,417	0.91		0.96		0.90		0.95		1.58		113

8.65	48.63	11,852	0.93		0.98		0.90		0.95		1.75		288

8.36	12.13	419,838	1.34	*	1.34	*	1.19	*	1.19	*	4.12	*	454

7.89	7.42	391,833	1.37		1.37		1.15		1.15		3.79		565

8.12	23.11	391,836	1.57		1.57		1.15		1.15		3.90		347

7.39	2.95	346,558	1.30		1.30		1.15		1.15		2.65		159

7.99	4.73	357,191	1.16		1.16		1.15		1.15		1.31		113

8.22	48.38	351,950	1.18		1.18		1.15		1.15		1.51		288

6.91	11.77	35,649	2.09	*	2.09	*	1.94	*	1.94	*	3.37	*	454

6.60	6.73	37,092	2.12		2.12		1.90		1.90		3.04		565

6.93	22.01	40,433	2.32		2.32		1.90		1.90		3.14		347

6.44	2.25	45,378	2.05		2.05		1.90		1.90		1.84		159

7.07	4.08	60,498	1.91		1.91		1.90		1.90		0.56		113

7.35	47.00	75,127	1.93		1.93		1.90		1.90		0.76		288

$13.05	17.26%	$89,424	0.91	%*	0.91	%*	0.68	%*	0.68	%*	4.94	%*	383%

11.32	6.08	83,208	0.79		0.79		0.64		0.64		4.99		525

11.52	16.67	140,133	0.96		0.96		0.64		0.64		4.96		343

10.28	(5.05)	103,003	0.78		0.78		0.64		0.64		2.92		203

15.49	(0.73)	295,367	0.65		0.65		0.64		0.64		1.56		127

20.43	52.09	326,828	0.65		0.65		0.64		0.64		1.38		369

13.06	17.21	51,539	1.01	*	1.01	*	0.78	*	0.78	*	4.80	*	383

11.33	5.99	29,639	0.89		0.89		0.74		0.74		4.88		525

11.53	16.56	26,966	1.06		1.06		0.74		0.74		4.87		343

10.29	(5.11)	18,162	0.88		0.88		0.74		0.74		3.26		203

15.50	(0.92)	23,463	0.75		0.75		0.74		0.74		1.46		127

20.46	51.91	23,112	0.75		0.75		0.74		0.74		1.34		369

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)
I-3

04/01/2025 - 09/30/2025+	$11.24	$0.29	$1.64	$1.93	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2025	11.45	0.55	0.09	0.64	(0.85)	0.00	0.00	(0.85)

03/31/2024	10.22	0.51	1.16	1.67	(0.44)	0.00	0.00	(0.44)

03/31/2023	15.43	0.38	(1.49)	(1.11)	(0.34)	(3.76)	0.00	(4.10)

03/31/2022(i)	20.40	0.25	0.00	0.25	(5.22)	0.00	0.00	(5.22)

03/31/2021(i)	13.53	0.24	6.75	6.99	(0.12)	0.00	0.00	(0.12)
Class A

04/01/2025 - 09/30/2025+	10.34	0.25	1.51	1.76	(0.20)	0.00	0.00	(0.20)

03/31/2025	10.60	0.48	0.09	0.57	(0.83)	0.00	0.00	(0.83)

03/31/2024	9.50	0.44	1.07	1.51	(0.41)	0.00	0.00	(0.41)

03/31/2023	14.68	0.34	(1.44)	(1.10)	(0.32)	(3.76)	0.00	(4.08)

03/31/2022(i)	19.65	0.20	0.02	0.22	(5.19)	0.00	0.00	(5.19)

03/31/2021(i)	13.08	0.18	6.51	6.69	(0.12)	0.00	0.00	(0.12)
Class C

04/01/2025 - 09/30/2025+	8.81	0.18	1.27	1.45	(0.17)	0.00	0.00	(0.17)

03/31/2025	9.16	0.34	0.08	0.42	(0.77)	0.00	0.00	(0.77)

03/31/2024	8.26	0.32	0.93	1.25	(0.35)	0.00	0.00	(0.35)

03/31/2023	13.40	0.22	(1.33)	(1.11)	(0.27)	(3.76)	0.00	(4.03)

03/31/2022(i)	18.39	0.07	0.04	0.11	(5.10)	0.00	0.00	(5.10)

03/31/2021(i)	12.33	0.06	6.09	6.15	(0.09)	0.00	0.00	(0.09)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class

04/01/2025 - 09/30/2025+	$15.67	$0.29	$2.77	$3.06	$(0.53)	$0.00	$0.00	$(0.53)

03/31/2025	17.06	0.45	0.61	1.06	(2.45)	0.00	0.00	(2.45)

03/31/2024	14.98	0.39	2.76	3.15	(1.07)	0.00	0.00	(1.07)

03/31/2023(h)	20.10	0.46	(5.35)	(4.89)	(0.23)	0.00	0.00	(0.23)

03/31/2022(h)	24.45	0.69	2.79	3.48	(5.49)	(2.34)	0.00	(7.83)

03/31/2021(h)	18.84	0.69	9.42	10.11	(3.12)	(1.38)	0.00	(4.50)

PIMCO StocksPLUS® Short Fund
Institutional Class

04/01/2025 - 09/30/2025+	$7.68	$0.20	$(1.31)	$(1.11)	$0.00	$0.00	$0.00	$0.00

03/31/2025	7.51	0.41	(0.24)	0.17	0.00	0.00	0.00	0.00

03/31/2024	8.72	0.44	(1.65)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.37	0.31	0.31	0.62	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.82	0.34	(1.79)	(1.45)	0.00	0.00	0.00	0.00

03/31/2021(j)	15.52	0.42	(5.54)	(5.12)	(0.50)	0.00	(0.08)	(0.58)
I-2

04/01/2025 - 09/30/2025+	7.64	0.19	(1.30)	(1.11)	0.00	0.00	0.00	0.00

03/31/2025	7.48	0.40	(0.24)	0.16	0.00	0.00	0.00	0.00

03/31/2024	8.69	0.43	(1.64)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.35	0.30	0.31	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.80	0.29	(1.74)	(1.45)	0.00	0.00	0.00	0.00

03/31/2021(j)	15.50	0.42	(5.55)	(5.13)	(0.49)	0.00	(0.08)	(0.57)
I-3

04/01/2025 - 09/30/2025+	7.60	0.19	(1.30)	(1.11)	0.00	0.00	0.00	0.00

03/31/2025	7.44	0.40	(0.24)	0.16	0.00	0.00	0.00	0.00

03/31/2024	8.65	0.42	(1.63)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.31	0.33	0.28	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.77	0.30	(1.76)	(1.46)	0.00	0.00	0.00	0.00

03/31/2021(j)	15.44	0.42	(5.52)	(5.10)	(0.49)	0.00	(0.08)	(0.57)
Class A

04/01/2025 - 09/30/2025+	7.29	0.17	(1.24)	(1.07)	0.00	0.00	0.00	0.00

03/31/2025	7.16	0.36	(0.23)	0.13	0.00	0.00	0.00	0.00

03/31/2024	8.35	0.39	(1.58)	(1.19)	0.00	0.00	0.00	0.00

03/31/2023	8.03	0.24	0.32	0.56	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.46	0.28	(1.71)	(1.43)	0.00	0.00	0.00	0.00

03/31/2021(j)	14.98	0.37	(5.35)	(4.98)	(0.46)	0.00	(0.08)	(0.54)

16	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.96	17.22%	$18,611	1.06	%*	1.11	%*	0.83	%*	0.88	%*	4.78	%*	383%

11.24	5.87	13,704	0.94		0.99		0.79		0.84		4.84		525

11.45	16.54	15,784	1.11		1.16		0.79		0.84		4.81		343

10.22	(5.17)	5,602	0.98	(k)	1.03	(k)	0.79	(k)	0.84	(k)	3.19		203

15.43	(0.97)	3,950	0.80		0.85		0.79		0.84		1.41		127

20.40	51.84	3,027	0.80		0.85		0.79		0.84		1.35		369

11.90	17.08	21,031	1.31	*	1.31	*	1.08	*	1.08	*	4.52	*	383

10.34	5.65	26,185	1.19		1.19		1.04		1.04		4.58		525

10.60	16.12	31,899	1.36		1.36		1.04		1.04		4.55		343

9.50	(5.38)	36,337	1.18		1.18		1.04		1.04		2.97		203

14.68	(1.20)	43,859	1.05		1.05		1.04		1.04		1.16		127

19.65	51.27	47,442	1.05		1.05		1.04		1.04		1.07		369

10.09	16.56	944	2.06	*	2.06	*	1.83	*	1.83	*	3.78	*	383

8.81	4.89	844	1.94		1.94		1.79		1.79		3.84		525

9.16	15.38	1,150	2.11		2.11		1.79		1.79		3.77		343

8.26	(6.09)	1,674	1.93		1.93		1.79		1.79		2.16		203

13.40	(1.96)	2,807	1.80		1.80		1.79		1.79		0.41		127

18.39	50.07	3,830	1.80		1.80		1.79		1.79		0.32		369

$18.20	19.82%	$572,912	2.89	%*	2.89	%*	0.59	%*	0.59	%*	3.54	%*	165%

15.67	5.99	527,740	3.65		3.65		0.59		0.59		2.65		286

17.06	21.73	924,182	2.88		2.88		0.59		0.59		2.59		112

14.98	(24.31)	727,497	1.71		1.71		0.59		0.59		3.07		76

20.10	11.04	1,286,592	0.61		0.61		0.59		0.59		2.85		38

24.45	54.20	816,276	0.61		0.61		0.59		0.59		2.75		104

$6.57	(14.45)%	$18,627	0.69	%*	0.69	%*	0.67	%*	0.67	%*	5.56	%*	353%

7.68	2.26	19,815	0.73		0.73		0.64		0.64		5.57		503

7.51	(13.88)	40,366	0.76		0.76		0.64		0.64		5.31		317

8.72	7.30	78,263	0.72		0.72		0.64		0.64		3.29		102

8.37	(14.77)	47,013	0.64		0.64		0.64		0.64		3.75		161

9.82	(33.47)	270,743	0.72		0.72		0.64		0.64		3.52		206

6.53	(14.53)	62,804	0.79	*	0.79	*	0.77	*	0.77	*	5.47	*	353

7.64	2.14	44,813	0.83		0.83		0.74		0.74		5.45		503

7.48	(13.92)	65,422	0.86		0.86		0.74		0.74		5.17		317

8.69	7.11	211,603	0.82		0.82		0.74		0.74		3.22		102

8.35	(14.80)	49,110	0.74		0.74		0.74		0.74		3.32		161

9.80	(33.59)	52,490	0.82		0.82		0.74		0.74		3.48		206

6.49	(14.61)	1,705	0.84	*	0.89	*	0.82	*	0.87	*	5.43	*	353

7.60	2.15	2,140	0.88		0.93		0.79		0.84		5.50		503

7.44	(13.99)	4,335	0.91		0.96		0.79		0.84		5.10		317

8.65	7.20	29,729	0.87		0.92		0.79		0.84		3.58		102

8.31	(14.94)	4,381	0.79		0.84		0.79		0.84		3.46		161

9.77	(33.54)	4,347	0.87		0.92		0.79		0.84		3.61		206

6.22	(14.68)	14,458	1.09	*	1.09	*	1.07	*	1.07	*	5.18	*	353

7.29	1.82	16,252	1.13		1.13		1.04		1.04		5.15		503

7.16	(14.25)	18,100	1.16		1.16		1.04		1.04		4.94		317

8.35	6.81	24,629	1.12		1.12		1.04		1.04		2.68		102

8.03	(15.12)	29,123	1.04		1.04		1.04		1.04		3.34		161

9.46	(33.73)	27,958	1.12		1.12		1.04		1.04		3.23		206

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Short Fund (Cont.)
Class C

04/01/2025 - 09/30/2025+	$6.71	$0.14	$(1.14)	$(1.00)	$0.00	$0.00	$0.00	$0.00

03/31/2025	6.64	0.28	(0.21)	0.07	0.00	0.00	0.00	0.00

03/31/2024	7.80	0.31	(1.47)	(1.16)	0.00	0.00	0.00	0.00

03/31/2023	7.52	0.16	0.31	0.47	(0.19)	0.00	0.00	(0.19)

03/31/2022	8.93	0.21	(1.62)	(1.41)	0.00	0.00	0.00	0.00

03/31/2021(j)	14.18	0.27	(5.05)	(4.78)	(0.40)	0.00	(0.07)	(0.47)

PIMCO StocksPLUS® Small Fund
Institutional Class

04/01/2025 - 09/30/2025+	$7.10	$0.18	$1.36	$1.54	$(0.35)	$0.00	$0.00	$(0.35)

03/31/2025	7.69	0.31	(0.52)	(0.21)	(0.38)	0.00	0.00	(0.38)

03/31/2024	6.59	0.30	1.06	1.36	(0.26)	0.00	0.00	(0.26)

03/31/2023	9.67	0.24	(1.63)	(1.39)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.89	0.13	(0.90)	(0.77)	(1.38)	(0.07)	0.00	(1.45)

03/31/2021	6.47	0.11	6.50	6.61	(1.19)	0.00	0.00	(1.19)
I-2

04/01/2025 - 09/30/2025+	6.96	0.17	1.34	1.51	(0.35)	0.00	0.00	(0.35)

03/31/2025	7.55	0.29	(0.51)	(0.22)	(0.37)	0.00	0.00	(0.37)

03/31/2024	6.47	0.29	1.04	1.33	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.54	0.22	(1.60)	(1.38)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.76	0.12	(0.89)	(0.77)	(1.38)	(0.07)	0.00	(1.45)

03/31/2021	6.41	0.10	6.44	6.54	(1.19)	0.00	0.00	(1.19)
I-3

04/01/2025 - 09/30/2025+	6.92	0.17	1.34	1.51	(0.35)	0.00	0.00	(0.35)

03/31/2025	7.51	0.28	(0.50)	(0.22)	(0.37)	0.00	0.00	(0.37)

03/31/2024	6.45	0.28	1.03	1.31	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.52	0.21	(1.59)	(1.38)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.74	0.12	(0.90)	(0.78)	(1.37)	(0.07)	0.00	(1.44)

03/31/2021	6.40	0.10	6.42	6.52	(1.18)	0.00	0.00	(1.18)
Class A

04/01/2025 - 09/30/2025+	6.72	0.15	1.29	1.44	(0.34)	0.00	0.00	(0.34)

03/31/2025	7.30	0.26	(0.49)	(0.23)	(0.35)	0.00	0.00	(0.35)

03/31/2024	6.27	0.26	1.01	1.27	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.33	0.19	(1.56)	(1.37)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.54	0.08	(0.87)	(0.79)	(1.35)	(0.07)	0.00	(1.42)

03/31/2021	6.30	0.07	6.33	6.40	(1.16)	0.00	0.00	(1.16)
Class C

04/01/2025 - 09/30/2025+	5.54	0.10	1.06	1.16	(0.32)	0.00	0.00	(0.32)

03/31/2025	6.09	0.17	(0.41)	(0.24)	(0.31)	0.00	0.00	(0.31)

03/31/2024	5.27	0.18	0.84	1.02	(0.20)	0.00	0.00	(0.20)

03/31/2023	8.22	0.12	(1.38)	(1.26)	0.00	(1.69)	0.00	(1.69)

03/31/2022	10.35	0.00	(0.76)	(0.76)	(1.30)	(0.07)	0.00	(1.37)

03/31/2021	5.73	0.00	5.72	5.72	(1.10)	0.00	0.00	(1.10)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)	Effective October 1, 2020, the Fund’s advisory fee was decreased by 0.05% to an annual rate of 0.80%.
(f)	A one for five reverse share split, effective March 25, 2022, has been retroactively applied.
(g)	A one for four reverse share split, effective March 25, 2022, has been retroactively applied.
(h)	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
(i)	A one for three reverse share split, effective March 25, 2022, has been retroactively applied.
(j)	A one for two reverse share split, effective March 26, 2021, has been retroactively applied.
(k)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

18	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.71	(14.90)%	$2,630	1.84	%*	1.84	%*	1.82	%*	1.82	%*	4.42	%*	353%

6.71	1.05	3,095	1.88		1.88		1.79		1.79		4.41		503

6.64	(14.87)	3,828	1.91		1.91		1.79		1.79		4.19		317

7.80	6.11	5,008	1.87		1.87		1.79		1.79		1.99		102

7.52	(15.79)	4,948	1.79		1.79		1.79		1.79		2.65		161

8.93	(34.20)	5,897	1.87		1.87		1.79		1.79		2.52		206

$8.29	22.09%	$363,283	0.82	%*	0.82	%*	0.73	%*	0.73	%*	4.75	%*	433%

7.10	(2.89)	311,541	0.98		0.98		0.69		0.69		3.95		679

7.69	20.97	666,549	0.90		0.90		0.69		0.69		4.43		368

6.59	(14.35)	664,036	0.75		0.75		0.69		0.69		3.03		108

9.67	(7.72)	837,675	0.70		0.70		0.69		0.69		1.17		90

11.89	105.22	1,181,348	0.70		0.70		0.69		0.69		1.18		339

8.12	22.05	80,130	0.92	*	0.92	*	0.83	*	0.83	*	4.66	*	433

6.96	(3.02)	71,870	1.08		1.08		0.79		0.79		3.79		679

7.55	20.91	98,117	1.00		1.00		0.79		0.79		4.32		368

6.47	(14.47)	124,084	0.85		0.85		0.79		0.79		2.72		108

9.54	(7.88)	293,999	0.80		0.80		0.79		0.79		1.09		90

11.76	104.97	321,158	0.80		0.80		0.79		0.79		1.06		339

8.08	22.16	4,890	0.97	*	1.02	*	0.88	*	0.93	*	4.61	*	433

6.92	(3.06)	4,420	1.13		1.18		0.84		0.89		3.73		679

7.51	20.64	3,874	1.05		1.10		0.84		0.89		4.27		368

6.45	(14.47)	3,293	0.90		0.95		0.84		0.89		2.57		108

9.52	(7.91)	11,876	0.85		0.90		0.84		0.89		1.06		90

11.74	104.86	13,355	0.85		0.90		0.84		0.89		1.02		339

7.82	21.80	187,213	1.22	*	1.22	*	1.13	*	1.13	*	4.35	*	433

6.72	(3.27)	165,254	1.38		1.38		1.09		1.09		3.52		679

7.30	20.47	243,223	1.30		1.30		1.09		1.09		4.03		368

6.27	(14.69)	274,964	1.15		1.15		1.09		1.09		2.55		108

9.33	(8.13)	408,780	1.10		1.10		1.09		1.09		0.79		90

11.54	104.53	472,314	1.10		1.10		1.09		1.09		0.76		339

6.38	21.42	20,126	1.97	*	1.97	*	1.88	*	1.88	*	3.62	*	433

5.54	(4.02)	20,377	2.13		2.13		1.84		1.84		2.76		679

6.09	19.65	27,840	2.05		2.05		1.84		1.84		3.27		368

5.27	(15.38)	33,316	1.90		1.90		1.84		1.84		1.77		108

8.22	(8.77)	58,090	1.85		1.85		1.84		1.84		0.03		90

10.35	102.78	81,026	1.85		1.85		1.84		1.84		0.03		339

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Assets:

Investments, at value
Investments in securities*	$718,398	$349,411	$1,646,853	$227,814	$334,760	$728,780
Investments in Affiliates	16	15,691	183,969	10,384	18,777	12,374
Financial Derivative Instruments
Exchange-traded or centrally cleared	393	154	877	110	146	438
Over the counter	25,238	16,139	90,751	5,103	6,410	17,039
Cash	0	1,849	1,289	992	230	530
Deposits with counterparty	7,267	4,474	18,407	4,141	5,291	14,454
Foreign currency, at value	2,310	1,142	3,616	1,425	856	2,322
Receivable for investments sold	6,334	2,974	4,485	12,612	102	2,638
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0	0
Receivable for TBA investments sold	539,328	214,970	1,152,242	129,151	207,934	540,829
Receivable for Fund shares sold	3	53	229	1	97	9
Interest and/or dividends receivable	1,680	854	4,338	608	767	1,902
Dividends receivable from Affiliates	0	82	631	50	71	41
Reimbursement receivable from PIMCO	0	0	0	0	0	0
Total Assets	1,300,967	607,793	3,107,687	392,391	575,441	1,321,356

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$2,428	$0	$0	$0	$0
Payable for sale-buyback transactions	0	0	0	0	0	0
Payable for short sales	48,314	21,302	121,682	15,023	40,172	73,822
Financial Derivative Instruments
Exchange-traded or centrally cleared	240	111	539	84	100	290
Over the counter	35,914	2,045	6,456	1,275	1,155	6,657
Payable for investments purchased	7,634	25,745	57,425	1,436	3,978	15,094
Payable for investments in Affiliates purchased	0	84	654	51	73	43
Payable for investments purchased on a delayed-delivery basis	9,544	4,788	24,556	3,499	4,372	10,184
Payable for TBA investments purchased	800,486	341,064	1,733,137	217,357	329,392	811,234
Deposits from counterparty	17,894	14,639	67,368	12,922	2,070	7,920
Payable for Fund shares redeemed	4	375	614	18	220	217
Overdraft due to custodian	0	0	0	0	0	0
Accrued investment advisory fees	203	130	467	66	91	312
Accrued supervisory and administrative fees	80	52	290	30	42	86
Accrued distribution fees	0	0	14	0	2	0
Accrued servicing fees	1	2	94	1	5	4
Accrued taxes payable	1	0	0	0	0	1
Foreign capital gains tax payable	6	2	0	2	3	4
Total Liabilities	920,321	412,767	2,013,296	251,764	381,675	925,868

Commitments and Contingent Liabilities^

Net Assets	$380,646	$195,026	$1,094,391	$140,627	$193,766	$395,488

Net Assets Consist of:

Paid in capital	$1,335,446	$360,554	$940,374	$126,625	$184,975	$577,428
Distributable earnings (accumulated loss)	(954,800)	(165,528)	154,017	14,002	8,791	(181,940)

Net Assets	$380,646	$195,026	$1,094,391	$140,627	$193,766	$395,488

Cost of investments in securities	$721,603	$356,006	$1,646,736	$230,630	$337,543	$734,440
Cost of investments in Affiliates	$16	$15,659	$183,651	$10,362	$18,646	$12,369
Cost of foreign currency held	$2,309	$1,142	$3,622	$1,425	$858	$3,169
Proceeds received on short sales	$48,193	$21,239	$121,740	$14,976	$40,098	$73,689
Cost or premiums of financial derivative instruments, net	$20,687	$7,793	$37,212	$6,814	$6,968	$17,895

* Includes repurchase agreements of:	$17,700	$49,800	$26,500	$13,700	$29,200	$14,700

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

20	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$2,771,866	$3,329,718	$5,129,463	$271,393	$969,802	$154,937	$1,019,169
169,613	134,878	650,007	22,159	1,404	19,774	91,780

2,765	4,069	2,472	141	760	72	610
78,195	94,751	199,604	19,323	2,768	2,784	38,691
1,657	599	0	857	693	0	3,383
47,683	71,500	37,079	5,076	4,936	3,503	18,261
16,891	2,537	18,897	1,202	863	371	2,866
18,575	22,357	55,058	1,095	205,811	46	11,948
0	0	0	0	16	0	0
1,833,274	918,881	3,422,313	149,571	246,377	89,860	690,715
374	690	3,797	261	43	287	240
6,159	17,907	12,927	734	7,838	295	2,428
837	490	1,625	81	8	71	340
1	1	4	1	0	0	0
4,947,890	4,598,378	9,533,246	471,894	1,441,319	272,000	1,880,431

$0	$0	$0	$0	$489,270	$0	$0
0	0	0	0	8,600	0	0
186,234	107,536	350,160	16,420	0	10,026	75,608

835	896	1,842	107	145	103	352
14,509	10,654	58,975	1,053	1,948	12,652	6,320
150,803	79,547	184,751	1,842	8,686	1,800	51,751
868	508	221,578	84	8	974	351
38,652	0	75,369	4,164	0	1,799	14,479
2,784,227	1,572,494	5,238,941	252,121	345,215	143,864	1,047,712
46,981	116,136	125,265	14,015	14,117	431	27,434
2,321	2,157	1,841	431	146	67	341
0	0	4,628	0	0	0	0
526	530	1,152	56	161	29	227
445	609	918	46	111	26	161
37	24	22	1	0	2	12
127	111	90	5	0	3	41
0	0	0	0	0	0	0
0	0	0	0	0	0	0
3,226,565	1,891,202	6,265,532	290,345	868,407	171,776	1,224,789

$1,721,325	$2,707,176	$3,267,714	$181,549	$572,912	$100,224	$655,642

$1,279,272	$2,048,067	$2,892,058	$226,695	$832,267	$4,237,076	$858,487
442,053	659,109	375,656	(45,146)	(259,355)	(4,136,852)	(202,845)

$1,721,325	$2,707,176	$3,267,714	$181,549	$572,912	$100,224	$655,642

$2,767,621	$3,326,401	$5,109,731	$273,329	$1,074,451	$159,343	$1,034,527
$169,583	$132,942	$649,792	$22,154	$1,404	$19,674	$91,752
$16,909	$2,534	$18,481	$1,066	$865	$371	$2,867
$186,314	$108,041	$350,839	$16,360	$0	$9,997	$75,764
$65,717	$8,175	$131,774	$7,819	$17,300	$1,860	$27,796

$130,400	$308,702	$222,500	$2,500	$13,757	$4,500	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Statements of Assets and Liabilities	(Cont.)

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Net Assets:

Institutional Class	$375,680	$162,351	$410,109	$135,207	$146,321	$368,877
I-2	N/A	23,259	202,488	799	24,860	5,622
I-3	N/A	N/A	3,248	N/A	N/A	N/A
Class A	4,966	8,907	454,447	4,621	18,947	20,153
Class C	N/A	509	24,099	N/A	3,638	836
Class R	N/A	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	47,857	20,727	18,998	16,286	8,327	49,839
I-2	N/A	2,998	9,558	101	1,446	759
I-3	N/A	N/A	154	N/A	N/A	N/A
Class A	657	1,191	23,822	585	1,150	2,751
Class C	N/A	76	1,575	N/A	256	114
Class R	N/A	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding:(a)

Institutional Class	$7.85	$7.83	$21.59	$8.30	$17.57	$7.40
I-2	N/A	7.76	21.18	7.93	17.19	7.40
I-3	N/A	N/A	21.14	N/A	N/A	N/A
Class A	7.56	7.48	19.08	7.90	16.47	7.33
Class C	N/A	6.74	15.30	N/A	14.22	7.33
Class R	N/A	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

22	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$697,127	$2,001,176	$1,677,257	$89,424	$572,912	$18,627	$363,283
355,058	114,260	1,043,047	51,539	N/A	62,804	80,130
24,340	26,848	91,923	18,611	N/A	1,705	4,890
582,264	445,360	419,838	21,031	N/A	14,458	187,213
62,536	51,831	35,649	944	N/A	2,630	20,126
N/A	67,701	N/A	N/A	N/A	N/A	N/A

49,715	139,556	179,990	6,852	31,483	2,836	43,838
26,022	8,017	114,155	3,946	N/A	9,614	9,866
1,782	1,891	10,117	1,436	N/A	262	605
43,255	36,898	50,200	1,767	N/A	2,324	23,931
5,786	4,901	5,163	94	N/A	461	3,156
N/A	5,271	N/A	N/A	N/A	N/A	N/A

$14.02	$14.34	$9.32	$13.05	$18.20	$6.57	$8.29
13.64	14.25	9.14	13.06	N/A	6.53	8.12
13.66	14.20	9.09	12.96	N/A	6.49	8.08
13.46	12.07	8.36	11.90	N/A	6.22	7.82
10.81	10.57	6.91	10.09	N/A	5.71	6.38
N/A	12.85	N/A	N/A	N/A	N/A	N/A

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Investment Income:

Interest, net of foreign taxes*	$11,381	$5,651	$25,357	$4,023	$5,220	$11,869
Dividends	31	1	6	1	1	2
Dividends from Investments in Affiliates	276	330	3,440	208	312	381
Miscellaneous income	0	0	0	0	0	0
Total Income	11,688	5,982	28,803	4,232	5,533	12,252

Expenses:

Investment advisory fees	1,345	802	2,783	407	541	2,064
Supervisory and administrative fees	531	315	1,727	181	253	568
Distribution and/or servicing fees - Class A	9	11	534	5	22	27
Distribution and/or servicing fees - Class C	N/A	2	122	N/A	17	4
Distribution and/or servicing fees - Class R	N/A	N/A	N/A	N/A	N/A	N/A
Trustee fees	1	0	3	0	0	1
Interest expense	244	186	531	205	63	202
Miscellaneous expense	75	35	199	31	33	84
Total Expenses	2,205	1,351	5,899	829	929	2,950
Waiver and/or Reimbursement by PIMCO	0	0	(1)	0	0	0
Net Expenses	2,205	1,351	5,898	829	929	2,950

Net Investment Income (Loss)	9,483	4,631	22,905	3,403	4,604	9,302

Net Realized Gain (Loss):

Investments in securities	1,152	1,948	9,438	1,128	1,743	2,235
Investments in Affiliates	149	39	157	136	20	10
Exchange-traded or centrally cleared financial derivative instruments	3,748	885	4,435	445	(60)	1,739
Over the counter financial derivative instruments	(7,225)	15,868	6,248	17,283	10,031	(31,594)
Short sales	0	0	0	0	0	0
Foreign currency	286	43	183	(2)	68	370

Net Realized Gain (Loss)	(1,890)	18,783	20,461	18,990	11,802	(27,240)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	7,476	981	7,254	795	1,012	6,346
Investments in Affiliates	(176)	31	(227)	(127)	(8)	5
Exchange-traded or centrally cleared financial derivative instruments	(2,867)	(1,298)	(2,847)	(887)	(836)	(1,524)
Over the counter financial derivative instruments	(22,481)	10,190	86,159	100	5,661	1,093
Foreign currency assets and liabilities	8	11	34	5	10	11

Net Change in Unrealized Appreciation (Depreciation)	(18,040)	9,915	90,373	(114)	5,839	5,931

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,447)	$33,329	$133,739	$22,279	$22,245	$(12,007)
* Foreign tax withholdings	$17	$2	$0	$6	$7	$3
** Foreign capital gains tax	$(1)	$0	$0	$0	$0	$(1)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$38,153	$59,381	$75,521	$4,576	$17,520	$2,610	$14,897
8	13	17	1	0	30	2
4,963	4,673	10,737	479	54	425	1,861
1	0	1	0	0	0	0
43,125	64,067	86,276	5,056	17,574	3,065	16,760

3,157	3,229	7,114	338	957	190	1,322
2,660	3,704	5,669	275	657	168	935
676	520	503	26	N/A	20	213
308	184	178	5	N/A	14	98
N/A	157	N/A	N/A	N/A	N/A	N/A
4	5	6	0	1	0	1
832	2,485	2,441	197	6,285	11	278
296	2	564	33	0	16	113
7,933	10,286	16,475	874	7,900	419	2,960
(6)	(7)	(23)	(5)	0	0	(1)
7,927	10,279	16,452	869	7,900	419	2,959

35,198	53,788	69,824	4,187	9,674	2,646	13,801

16,173	15,613	30,042	1,373	(18,456)	561	2,835
(308)	544	(1,681)	(1)	(1)	2	(18)
54,443	79,578	11,365	806	22,771	(4,904)	10,571
112,889	195,990	146,338	6,202	61,219	(3,623)	14,838
12	0	0	0	0	0	0
509	277	10,646	82	108	24	383

183,718	292,002	196,710	8,462	65,641	(7,940)	28,609

14,969	6,295	20,663	1,327	27,580	569	10,631
188	(642)	1,739	6	0	17	30
5,289	14,666	(8,090)	(737)	(1,166)	(875)	(1,350)
61,893	106,357	88,273	14,935	1,958	(10,409)	70,753
63	61	365	(20)	38	4	3

82,402	126,737	102,950	15,511	28,410	(10,694)	80,067

$301,318	$472,527	$369,484	$28,160	$103,725	$(15,988)	$122,477
$0	$0	$1	$0	$0	$0	$0
$0	$0	$0	$0	$0	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Statements of Changes in Net Assets

	PIMCO RAE Fundamental Advantage PLUS Fund		PIMCO RAE PLUS EMG Fund		PIMCO RAE PLUS Fund		PIMCO RAE PLUS International Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$9,483	$21,806	$4,631	$9,386	$22,905	$44,683	$3,403	$7,157
Net realized gain (loss)	(1,890)	(20,584)	18,783	23,105	20,461	66,406	18,990	12,045
Net change in unrealized appreciation (depreciation)	(18,040)	(14,629)	9,915	(15,807)	90,373	(105,054)	(114)	(7,227)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,447)	(13,407)	33,329	16,684	133,739	6,035	22,279	11,975

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,000)	(22,326)	(7,180)	(16,821)	(5,013)	(30,657)	(5,547)	(9,660)
I-2	N/A	N/A	(705)	(465)	(2,476)	(18,327)	(29)	(45)
I-3	N/A	N/A	N/A	N/A	(39)	(301)	N/A	N/A
Class A	(0)	(448)	(347)	(896)	(5,633)	(37,442)	(175)	(296)
Class C	N/A	N/A	(19)	(68)	(341)	(3,060)	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	(1,300)	0	0	0	0	0	0
I-2	N/A	N/A	0	0	0	0	0	0
I-3	N/A	N/A	N/A	N/A	0	0	N/A	N/A
Class A	0	(28)	0	0	0	0	0	0
Class C	N/A	N/A	0	0	0	0	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(1,000)	(24,102)	(8,251)	(18,250)	(13,502)	(89,787)	(5,751)	(10,001)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(71,077)	(71,272)	(13,549)	(42,409)	(102,547)	26,762	(7,259)	(28,898)

Total Increase (Decrease) in Net Assets	(82,524)	(108,781)	11,529	(43,975)	17,690	(56,990)	9,269	(26,924)

Net Assets:

Beginning of period	463,170	571,951	183,497	227,472	1,076,701	1,133,691	131,358	158,282
End of period	$380,646	$463,170	$195,026	$183,497	$1,094,391	$1,076,701	$140,627	$131,358

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

PIMCO RAE PLUS Small Fund		PIMCO RAE Worldwide Long/Short PLUS Fund		PIMCO StocksPLUS® Absolute Return Fund		PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

$4,604	$8,904	$9,302	$19,595	$35,198	$70,622	$53,788	$98,564	$69,824	$119,468
11,802	14,543	(27,240)	57,840	183,718	291,252	292,002	332,861	196,710	261,833
5,839	(17,317)	5,931	(7,140)	82,402	(186,729)	126,737	(221,890)	102,950	(163,583)

22,245	6,130	(12,007)	70,295	301,318	175,145	472,527	209,535	369,484	217,718

(3,371)	(10,219)	(25,324)	(61,983)	(17,296)	(81,534)	(34,213)	(216,046)	(85,734)	(135,211)
(646)	(2,038)	(293)	(418)	(8,867)	(34,055)	(1,839)	(12,712)	(53,942)	(87,653)
N/A	N/A	N/A	N/A	(608)	(1,627)	(456)	(4,622)	(4,872)	(5,015)
(446)	(1,445)	(1,335)	(2,727)	(14,164)	(56,864)	(8,156)	(52,128)	(23,138)	(37,769)
(88)	(303)	(49)	(127)	(1,815)	(8,693)	(1,001)	(7,257)	(2,318)	(4,355)
N/A	N/A	N/A	N/A	N/A	N/A	(1,086)	(7,239)	N/A	N/A

0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
N/A	N/A	N/A	N/A	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A	0	0	N/A	N/A

(4,551)	(14,005)	(27,001)	(65,255)	(42,750)	(182,773)	(46,751)	(300,004)	(170,004)	(270,003)

(9,283)	37,528	(49,379)	(112,192)	(119,932)	(389,948)	(160,681)	23,383	(31,015)	446,040

8,411	29,653	(88,387)	(107,152)	138,636	(397,576)	265,095	(67,086)	168,465	393,755

185,355	155,702	483,875	591,027	1,582,689	1,980,265	2,442,081	2,509,167	3,099,249	2,705,494
$193,766	$185,355	$395,488	$483,875	$1,721,325	$1,582,689	$2,707,176	$2,442,081	$3,267,714	$3,099,249

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Statements of Changes in Net Assets	(Cont.)

	PIMCO StocksPLUS® International Fund (Unhedged)		PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund		PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,187	$8,602	$9,674	$17,764	$2,646	$5,950	$13,801	$32,571
Net realized gain (loss)	8,462	14,125	65,641	(57,947)	(7,940)	(3,871)	28,609	70,555
Net change in unrealized appreciation (depreciation)	15,511	(13,275)	28,410	76,437	(10,694)	(2,128)	80,067	(100,426)

Net Increase (Decrease) in Net Assets Resulting from Operations	28,160	9,452	103,725	36,254	(15,988)	(49)	122,477	2,700

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,433)	(7,276)	(17,750)	(94,500)	0	0	(15,249)	(23,895)
I-2	(860)	(2,255)	N/A	N/A	0	0	(3,468)	(4,322)
I-3	(318)	(1,118)	N/A	N/A	0	0	(213)	(229)
Class A	(373)	(2,270)	N/A	N/A	0	0	(8,033)	(9,819)
Class C	(16)	(81)	N/A	N/A	0	0	(1,038)	(1,238)
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
I-2	0	0	N/A	N/A	0	0	0	0
I-3	0	0	N/A	N/A	0	0	0	0
Class A	0	0	N/A	N/A	0	0	0	0
Class C	0	0	N/A	N/A	0	0	0	0
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(3,000)	(13,000)	(17,750)	(94,500)	0	0	(28,001)	(39,503)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	2,809	(58,804)	(40,803)	(338,196)	30,097	(45,887)	(12,296)	(429,338)

Total Increase (Decrease) in Net Assets	27,969	(62,352)	45,172	(396,442)	14,109	(45,936)	82,180	(466,141)

Net Assets:

Beginning of period	153,580	215,932	527,740	924,182	86,115	132,051	573,462	1,039,603
End of period	$181,549	$153,580	$572,912	$527,740	$100,224	$86,115	$655,642	$573,462

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS® Long Duration Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$103,725

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,628,668)
Proceeds from sales of long-term securities	1,699,018
(Purchases) Proceeds from sales of short-term portfolio investments, net	3,750
(Increase) decrease in deposits with counterparty	(1,674)
(Increase) decrease in receivable for investments sold	(65,233)
(Increase) decrease in interest and/or dividends receivable	60
(Increase) decrease in dividends receivable from Affiliates	10
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	21,164
Proceeds from (Payments on) over the counter financial derivative instruments	60,958
Increase (decrease) in payable for investments purchased	(197,391)
Increase (decrease) in deposits from counterparty	12,470
Increase (decrease) in accrued investment advisory fees	11
Increase (decrease) in accrued supervisory and administrative fees	8
Proceeds from short sales transactions	143,242
Payments on short sales transactions	(144,052)
Proceeds from (Payments on) foreign currency transactions	146
Net Realized (Gain) Loss
Investments in securities	18,456
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(22,771)
Over the counter financial derivative instruments	(61,219)
Foreign currency	(108)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(27,580)
Exchange-traded or centrally cleared financial derivative instruments	1,166
Over the counter financial derivative instruments	(1,958)
Foreign currency assets and liabilities	(38)
Net amortization (accretion) on investments	(1,116)

Net Cash Provided by (Used for) Operating Activities	(87,623)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	58,003
Payments on shares redeemed	(116,808)
Cash distributions paid*	(145)
Proceeds from reverse repurchase agreements	18,299,867
Payments on reverse repurchase agreements	(18,155,208)
Proceeds from sale-buyback transactions	157,211
Payments on sale-buyback transactions	(155,001)

Net Cash Received from (Used for) Financing Activities	87,919

Net Increase (Decrease) in Cash and Foreign Currency	296

Cash and Foreign Currency:

Beginning of period	1,260
End of period	$1,556

*Reinvestment of distributions	$17,605

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$6,435

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 188.7%

CORPORATE BONDS & NOTES 7.0%

BANKING & FINANCE 4.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% due 01/30/2032		$300	$276

ARES Strategic Income Fund
5.450% due 09/09/2028		1,100	1,109

Athene Global Funding
5.033% due 07/17/2030		1,800	1,830

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		5	5

Citibank NA
4.838% due 08/06/2029		800	820

Credit Suisse AG AT1 Claim		1,374	179

Equinix, Inc.
1.550% due 03/15/2028		500	470

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	441	517

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	190
4.389% due 01/08/2026		200	200
5.800% due 03/05/2027		800	808
5.800% due 03/08/2029		300	305

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		100	101

Greengrove RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		250	250

GSPA Monetization Trust
6.422% due 10/09/2029		19	19

Healthcare Realty Holdings LP
2.400% due 03/15/2030		346	313

Hestia Re Ltd.
10.659% (T-BILL + 6.750%) due 03/13/2032 ~		250	255

HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,420

Integrity RE III Ltd.
16.154% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		250	266

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •		500	506

MMIFS Re Ltd.
5.598% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	181

Nomura Holdings, Inc.
2.679% due 07/16/2030		$1,491	1,371

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •		1,000	1,012

UBS Group AG
4.751% due 05/12/2028 •		2,400	2,421

Wells Fargo & Co.
3.900% due 07/22/2032 •	EUR	2,200	2,662
5.150% due 04/23/2031 •		$200	206

			17,692

INDUSTRIALS 1.6%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		700	678

Beignet
6.850% due 06/01/2049 «(b)		3,900	3,900

DAE Funding LLC
3.375% due 03/20/2028		600	581

Petroleos del Peru SA
5.625% due 06/19/2047		600	444

Petroleos Mexicanos
6.350% due 02/12/2048		300	239

United Airlines Pass-Through Trust
5.450% due 08/15/2038		193	199

			6,041

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.8%

Pacific Gas & Electric Co.
2.500% due 02/01/2031	$2,118	$1,888

Southern California Edison Co.
2.950% due 02/01/2051	400	245
5.150% due 06/01/2029	800	814

		2,947

Total Corporate Bonds & Notes (Cost $26,847)		26,680

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	65	69
6.725% due 04/01/2035	142	152

Total Municipal Bonds & Notes (Cost $213)		221

U.S. GOVERNMENT AGENCIES 112.0%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	1,136	1,109
4.000% due 01/01/2048 - 03/01/2049	377	362
4.500% due 09/01/2053 - 12/01/2053	5,010	4,867
5.500% due 11/01/2054 - 09/01/2055	25,125	25,437
6.500% due 05/01/2035 - 04/01/2055	777	804

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	1,286	1,224

Federal Home Loan Mortgage Corp. REMICS
3.500% due 07/15/2042	825	776
5.296% due 11/25/2054 •	1,639	1,642
5.306% due 09/25/2055 •	4,949	4,970
5.456% due 07/25/2055 - 09/25/2055 •	7,497	7,519
5.506% due 12/25/2054 •	2,970	2,981
5.556% due 08/25/2055 •	5,633	5,663

Federal National Mortgage Association
3.000% due 01/01/2027	130	129
3.500% due 02/01/2043 - 09/01/2048	2,646	2,458
4.202% due 10/01/2029 ~	2,400	2,413
4.300% due 12/01/2029	1,604	1,619
4.500% due 07/01/2052	1,092	1,068
4.540% due 07/01/2030	500	508
4.705% due 09/01/2031 ~	4,700	4,792
4.720% due 10/01/2028	1,200	1,225
4.770% due 10/01/2028	1,000	1,022
4.860% due 08/01/2030	700	724
4.930% due 06/01/2029	1,100	1,130
5.300% due 11/01/2030	2,100	2,202
5.500% due 08/01/2053 - 11/01/2054	4,202	4,278
6.000% due 08/01/2036 - 04/01/2041	185	193
6.203% due 03/01/2034 •	6	6
6.426% due 12/01/2034 •	22	23
6.500% due 09/01/2036 - 03/01/2055	26,555	27,487

Federal National Mortgage Association REMICS
4.500% due 09/25/2040	649	641
5.306% due 11/25/2054 - 01/25/2055 •	3,953	3,960

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	389	23

Government National Mortgage Association
4.750% due 11/20/2044 •	107	110

Government National Mortgage Association REMICS
4.745% due 08/20/2047 •	56	55
4.977% due 04/20/2068 •	426	431
5.539% due 07/20/2055 •	2,528	2,535

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association, TBA
4.000% due 11/01/2055		$14,840	$13,953
4.500% due 11/01/2055		6,410	6,214
5.000% due 11/01/2055		13,880	13,790
5.500% due 11/01/2055		6,140	6,182
6.000% due 11/01/2055		6,060	6,164

U.S. Small Business Administration
5.490% due 03/01/2028		3	3
6.020% due 08/01/2028		20	21

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2055		1,680	1,476
4.000% due 11/01/2055		19,660	18,527
4.500% due 10/01/2055 - 11/01/2055		16,510	16,012
5.000% due 11/01/2055		32,600	32,313
6.000% due 10/01/2055 - 11/01/2055		99,950	102,097
6.500% due 11/01/2055		90,020	93,092

Total U.S. Government Agencies (Cost $425,879)			426,230

U.S. TREASURY OBLIGATIONS 5.0%

U.S. Treasury Bonds
3.875% due 05/15/2043 (l)		1,500	1,359
4.125% due 08/15/2053 (l)		1,000	904
4.625% due 05/15/2044 (l)		5,700	5,660

U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043 (j)		882	670
1.000% due 02/15/2048 (l)		1,310	983
1.000% due 02/15/2049 (l)		1,284	948
0.625% due 07/15/2032 (l)		778	737
1.125% due 01/15/2033 (l)		976	946
1.375% due 07/15/2033 (l)		638	629

U.S. Treasury Notes
3.875% due 07/31/2030		6,000	6,037

Total U.S. Treasury Obligations (Cost $19,255)			18,873

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%

Adjustable Rate Mortgage Trust
5.131% due 01/25/2036 ~		467	350

American Home Mortgage Assets Trust
4.462% due 10/25/2046 •		111	55
6.750% due 11/25/2046 þ		103	93

Atrium Hotel Portfolio Trust
5.948% due 12/15/2036 •		2,300	2,261

Avon Finance
4.886% due 12/28/2049 •	GBP	1,668	2,249

Banc of America Funding Trust
4.835% due 09/20/2046 ~		$422	381

Bear Stearns ALT-A Trust
4.592% due 08/25/2036 •		68	61
5.425% due 05/25/2035 ~		12	12

BX Trust
4.899% due 04/15/2039 •		703	702

Chase Mortgage Finance Trust
4.469% due 09/25/2036 ~		106	91

CHL Mortgage Pass-Through Trust
6.000% due 01/25/2037		227	105
6.000% due 02/25/2037		223	100

Citigroup Mortgage Loan Trust, Inc.
4.487% due 09/25/2037 ~		9	8
9.170% due 09/25/2062 þ		2,364	2,372

CitiMortgage Alternative Loan Trust
4.872% due 04/25/2037 •		146	122

Countrywide Alternative Loan Trust
4.512% due 12/25/2046 •		619	559
5.500% due 05/25/2035		300	239
5.500% due 06/25/2035		199	159
5.500% due 11/25/2035		79	43
6.000% due 12/25/2035		264	188
6.000% due 05/25/2036		45	21
6.250% due 08/25/2036		630	330
7.000% due 10/25/2037		100	33

30	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		$1,808	$276

CSMC Trust
2.000% due 01/25/2060 ~		1,253	1,116
4.838% due 06/25/2050 ~		544	494

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.652% due 02/25/2037 •		479	417
4.772% due 02/25/2035 •		25	24

First Horizon Alternative Mortgage Securities Trust
5.120% due 06/25/2036 ~		282	224

HarborView Mortgage Loan Trust
4.658% due 12/19/2036 •		264	209

Impac CMB Trust
4.912% due 03/25/2035 •		87	85

IndyMac INDX Mortgage Loan Trust
4.672% due 11/25/2046 •		577	552
4.752% due 07/25/2035 •		166	154

JP Morgan Chase Commercial Mortgage Securities Trust
5.648% due 12/15/2031 •		191	190

JP Morgan Mortgage Trust
4.063% due 07/27/2037 ~		61	58
5.750% due 01/25/2036		11	5

Lehman Mortgage Trust
4.922% due 11/25/2036 •		169	77

Lehman XS Trust
4.722% due 08/25/2046 •		281	288

Luminent Mortgage Trust
4.488% due 04/25/2036 ~		3,059	2,016

MASTR Adjustable Rate Mortgages Trust
5.578% due 11/21/2034 ~		419	403

MASTR Asset Securitization Trust
6.000% due 06/25/2036		106	58

Merrill Lynch Alternative Note Asset Trust
4.672% due 03/25/2037 •		2,131	500
6.000% due 03/25/2037		53	17

Merrill Lynch Mortgage Investors Trust
5.087% due 04/25/2035 ~		7	6
5.601% due 02/25/2036 ~		1	1

MFA Trust
6.775% due 10/25/2058 þ		879	890

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036		83	33

MortgageIT Trust
4.792% due 12/25/2035 •		136	135

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~		805	783

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		23	11

Nomura Resecuritization Trust
5.172% due 07/25/2036 •		2,037	1,976

NovaStar Mortgage Funding Trust
0.398% due 09/25/2046 •		620	223

OBX Trust
7.159% due 10/25/2063 þ		1,097	1,116

RALI Trust
4.592% due 01/25/2037 •		1,303	1,178
4.772% due 08/25/2037 •		11	10
5.139% due 10/25/2037 ~		274	220
6.000% due 01/25/2037		28	22
6.000% due 03/25/2037		64	53

RFMSI Trust
5.696% due 04/25/2037 ~		134	117

Sequoia Mortgage Trust
3.573% due 09/20/2046 ~		71	47

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		156	152

Stratton Mortgage Funding PLC
5.137% due 06/20/2060 •	GBP	421	567

Structured Adjustable Rate Mortgage Loan Trust
4.932% due 08/25/2035 ~		$25	12
5.216% due 03/25/2036 ~		29	23

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
2.854% due 03/25/2044 ~		$30	$30
5.506% due 12/25/2044 ~		48	47

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	937	1,264

Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		$133	132
3.292% due 10/25/2057 ~		1,479	1,253

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	460	620

Verus Securitization Trust
4.260% due 02/25/2067 þ		$927	893
5.811% due 05/25/2068 þ		688	691
6.443% due 08/25/2068 þ		1,105	1,115
6.476% due 06/25/2068 þ		636	641
6.665% due 09/25/2068 þ		918	930

WaMu Mortgage Pass-Through Certificates Trust
4.009% due 06/25/2037 ~		97	85
4.402% due 06/25/2037 ~		93	84
4.546% due 10/25/2035 ~		16	14
4.812% due 12/25/2045 •		10	10
4.912% due 08/25/2045 •		2,357	2,348
5.052% due 01/25/2045 •		452	437
5.055% due 12/25/2035 ~		141	135
5.153% due 02/25/2046 •		48	44
5.223% due 01/25/2046 •		4,084	3,657
5.232% due 01/25/2035 ~		33	31

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.792% due 09/25/2036 •		461	119
4.772% due 02/25/2036 •		433	365
4.903% due 02/25/2047 •		635	589
5.093% due 04/25/2046 •		54	49

Wells Fargo Mortgage-Backed Securities Trust
6.175% due 09/25/2036 ~		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $44,407)			40,858

ASSET-BACKED SECURITIES 28.6%

AUTOMOBILE ABS OTHER 0.5%

CPS Auto Receivables Trust
5.190% due 08/15/2028		1,000	1,002

Westlake Automobile Receivables Trust
4.942% due 09/15/2027 •		1,044	1,044

			2,046

AUTOMOBILE SEQUENTIAL 3.4%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		1,300	1,337
6.120% due 04/20/2027		3,300	3,320

CPS Auto Receivables Trust
4.910% due 06/15/2028		632	633

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		309	311

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		917	925

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		2,200	2,247
5.490% due 06/25/2027		500	503

Lendbuzz Securitization Trust
7.500% due 12/15/2028		1,698	1,730

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		195	195

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030		150	149

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		182	183

Research-Driven Pagaya Motor Asset Trust VII
5.380% due 11/25/2030		71	71

SCCU Auto Receivables Trust
5.700% due 10/16/2028		1,199	1,209

			12,813

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 2.7%

Arbor Realty Commercial Real Estate Notes Ltd.
5.822% due 01/15/2037 •	$1,583	$1,586

MF1 Ltd.
5.884% due 02/19/2037 •	2,700	2,701

Starwood Ltd.
6.172% due 11/15/2038 •	4,300	4,292

TRTX Issuer Ltd.
5.793% due 02/15/2039 •	1,548	1,552

		10,131

HOME EQUITY OTHER 12.8%

Aegis Asset-Backed Securities Trust
5.007% due 08/25/2035 •	4,370	3,806

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.932% due 11/25/2035 •	1,015	993

Asset-Backed Securities Corp. Home Equity Loan Trust
5.082% due 06/25/2034 •	694	716

Bear Stearns Asset-Backed Securities I Trust
5.322% due 08/25/2037 •	496	451
5.872% due 08/25/2037 •	3,000	2,647

Centex Home Equity Loan Trust
4.917% due 03/25/2034 •	63	63

Citigroup Mortgage Loan Trust, Inc.
4.462% due 05/25/2037 •	766	517
4.592% due 09/25/2036 •	2,566	1,985
4.752% due 08/25/2036 •	1,000	938
4.792% due 03/25/2036 •	901	827
5.172% due 09/25/2035 •	1,370	1,335

Countrywide Asset-Backed Certificates
4.672% due 02/25/2037 •	230	219

Countrywide Asset-Backed Certificates Trust
5.012% due 08/25/2047 •	219	215

Countrywide Partnership Trust
5.172% due 02/25/2035 •	3,007	2,990

Ellington Loan Acquisition Trust
5.372% due 05/25/2037 •	890	876

Fremont Home Loan Trust
4.552% due 11/25/2036 •	282	167
4.572% due 10/25/2036 •	990	397
4.612% due 02/25/2037 •	918	283
5.007% due 01/25/2035 •	34	34

GSAA Home Equity Trust
4.412% due 03/25/2036 •	186	59
4.912% due 04/25/2047 •	349	151
6.795% due 06/25/2036 þ	337	75

GSAMP Trust
4.362% due 01/25/2037 •	1,364	837
4.472% due 12/25/2046 •	131	65
4.532% due 12/25/2046 •	1,284	682
4.732% due 01/25/2037 •	410	357

Home Equity Mortgage Loan Asset-Backed Trust
4.492% due 04/25/2037 •	254	198

HSI Asset Securitization Corp. Trust
4.752% due 11/25/2035 •	1,449	1,367

JP Morgan Mortgage Acquisition Trust
4.482% due 10/25/2036 •	52	52
4.872% due 07/25/2036 •	6,824	6,625

Long Beach Mortgage Loan Trust
4.712% due 02/25/2036 •	291	288

Merrill Lynch Mortgage Investors Trust
4.792% due 02/25/2037 •	2,257	636

Morgan Stanley ABS Capital I, Inc. Trust
4.487% due 03/25/2037 •	760	297
5.202% due 07/25/2035 •	400	392

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ	240	42

NovaStar Mortgage Funding Trust
4.472% due 09/25/2037 •	281	278

Option One Mortgage Loan Trust
4.812% due 01/25/2036 •	1,810	1,715
5.052% due 02/25/2035 •	251	241

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.247% due 07/25/2035 •		$1,400	$1,209
5.997% due 02/25/2035 •		4,155	3,842

Renaissance Home Equity Loan Trust
5.372% due 09/25/2037 •		226	91

Residential Asset Securities Corporation Trust
4.562% due 06/25/2033 •		57	55
4.932% due 12/25/2035 •		1,263	1,246
5.232% due 01/25/2036 •		5,075	4,859

Saxon Asset Securities Trust
4.722% due 09/25/2036 •		1,700	1,439

Securitized Asset-Backed Receivables LLC Trust
4.992% due 10/25/2035 •		1,509	1,324

Soundview Home Loan Trust
4.737% due 02/25/2036 •		674	640
5.572% due 10/25/2037 •		388	301

			48,822

WHOLE LOAN COLLATERAL 1.6%

Citigroup Mortgage Loan Trust, Inc.
4.722% due 10/25/2036 •		27	27
4.752% due 11/25/2036 •		3,100	2,926
7.250% due 05/25/2036 þ		84	42

First Franklin Mortgage Loan Trust
4.552% due 03/25/2037 •		1,737	909
4.582% due 09/25/2036 •		93	87
4.992% due 11/25/2035 •		406	384

PRET LLC
6.721% due 07/25/2051 þ		1,379	1,381

Specialty Underwriting & Residential Finance Trust
4.570% due 12/25/2036 •		218	216

			5,972

OTHER ABS 7.6%

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		300	288

Arbour CLO VII DAC
3.194% due 12/15/2038 •	EUR	1,900	2,234

Atlas Senior Loan Fund XIV
6.537% due 07/20/2032 •		$2,500	2,507

BlackRock European CLO VII DAC
2.646% due 10/15/2031 •	EUR	1,112	1,306

BlueMountain CLO Ltd.
5.508% due 10/25/2030 •		$731	732

BNPP AM Euro CLO DAC
2.676% due 10/15/2031 •	EUR	350	411

Cairn CLO VII DAC
2.696% due 01/31/2030 •		685	805

Carlyle Euro CLO DAC
2.926% due 08/15/2032 •		931	1,094

CVC Cordatus Loan Fund VII DAC
2.644% due 09/15/2031 •		906	1,063

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •		1,779	2,089

CVC Cordatus Loan Fund XXIV DAC
3.144% due 10/23/2034 •		1,152	1,354

Elmwood CLO 15 Ltd.
5.408% due 04/22/2035 •		$1,450	1,456

Gallatin CLO VIII Ltd.
6.229% due 07/15/2031 •		1,200	1,205

GreenSky Home Improvement Trust
5.550% due 06/25/2059		700	718

Jubilee CLO DAC
2.676% due 04/15/2031 •	EUR	852	1,001

Nelnet Student Loan Trust
4.990% due 04/20/2062 •		$877	875
6.589% due 02/20/2041 •		151	154
6.640% due 02/20/2041		151	156

Pagaya AI Debt Grantor Trust
5.331% due 01/15/2032		754	757

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square European Loan Funding DAC
2.746% due 10/15/2031 •	EUR	1,046	$1,229

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		$1,879	1,883

SLM Private Education Loan Trust
9.015% due 10/15/2041 •		1,514	1,589

SMB Private Education Loan Trust
1.070% due 01/15/2053		1,190	1,088
4.995% due 01/15/2053 •		1,264	1,253
5.474% due 07/15/2053 •		857	856
5.924% due 11/15/2052 •		330	334

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		467	452

Upstart Pass-Through Trust
3.800% due 04/20/2030		36	37

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		81	81

			29,007

Total Asset-Backed Securities (Cost $111,234)			108,791

SOVEREIGN ISSUES 13.1%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,225,000	1,242
5.000% due 10/01/2028		705,000	732

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	51,000	8,952

Colombia Government International Bonds
8.375% due 11/07/2054		$800	849

Colombia TES
6.000% due 04/28/2028	COP	5,888,100	1,376
11.000% due 08/22/2029		6,881,600	1,773

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	900	683

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$2,100	2,133

Ecuador Government International Bonds
0.000% due 07/31/2030 (d)		600	463

Egypt Government Bonds
21.954% due 03/04/2028	EGP	36,400	761

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	600	604

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	290,000	1,709

Mexico Bonos
8.500% due 03/01/2029	MXN	30,700	1,701

Mexico Government International Bonds
5.850% due 07/02/2032		$500	517

Mexico Udibonos
3.000% due 12/03/2026 (f)	MXN	855	46
4.000% due 11/30/2028 (f)		1,154	63
4.000% due 08/24/2034 (f)		5,216	273

Peru Government Bonds
7.300% due 08/12/2033	PEN	7,300	2,345

Peru Government International Bonds
5.400% due 08/12/2034		8,600	2,399
6.150% due 08/12/2032		34,600	10,564
6.950% due 08/12/2031		1,281	409

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	63,750	2,930
7.000% due 02/28/2031		37,000	2,032
8.000% due 01/31/2030		14,500	843
8.250% due 03/31/2032		7,300	417
8.500% due 01/31/2037		9,100	485
8.875% due 02/28/2035		35,200	2,002

Romania Government International Bonds
6.750% due 07/11/2039	EUR	800	958

Turkiye Government Bonds
42.493% (BISTREFI) due 05/20/2026 ~	TRY	200	5
42.493% (BISTREFI) due 08/19/2026 ~		100	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
42.493% (BISTREFI) due 05/17/2028 ~	TRY	18,700	$443

Total Sovereign Issues (Cost $46,737)			49,711

		SHARES
SHORT-TERM INSTRUMENTS 12.2%

MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (g)		1,233,725	1,234

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (h) 4.6%
			17,700

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (d)(e)	ZAR	2,500	138

U.S. TREASURY BILLS 7.3%
4.076% due 10/02/2025 - 01/27/2026 (c)(d)(l)		$28,175	27,962

Total Short-Term Instruments (Cost $47,031)			47,034

Total Investments in Securities (Cost $721,603)			718,398

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III		1,644	16

Total Short-Term Instruments (Cost $16)			16

Total Investments in Affiliates (Cost $16)			16

Total Investments 188.7% (Cost $721,619)			$718,414

Financial Derivative Instruments (i)(k) (2.8)% (Cost or Premiums, net $20,687)			(10,523)

Other Assets and Liabilities, net (85.9)%			(327,245)

Net Assets 100.0%			$380,646

32	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.290%	09/30/2025	10/01/2025	$17,700	U.S. Treasury Notes 4.125% due 03/31/2029	$(18,065)	$17,700	$17,702

Total Repurchase Agreements						$(18,065)	$17,700	$17,702

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$9,060	$(7,302)	$(7,305)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	12,840	(10,600)	(10,820)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	29,060	(26,648)	(26,546)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	1,750	(1,765)	(1,763)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2055	1,840	(1,878)	(1,880)

Total Short Sales (12.7)%				$(48,193)	$(48,314)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$17,702	$0	$0	$17,702	$(18,065)	$(363)

Total Borrowings and Other Financing Transactions	$17,702	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(312) at a weighted average interest rate of 2.008%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$113.500	10/24/2025	227	$227	$(78)	$(49)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	227	$227	$(28)	$(25)

Total Written Options					$(106)	$(74)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
30-Day Federal Fund February Futures	02/2026	92	$36,971	$(1)	$0	$0
Canada Government 10-Year Bond December Futures	12/2025	67	5,896	20	26	0
U.S. Treasury 2-Year Note December Futures	12/2025	291	60,644	12	32	0
U.S. Treasury 5-Year Note December Futures	12/2025	1,018	111,161	(50)	40	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	15	1,726	20	0	(1)

				$1	$98	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2025	39	$(5,394)	$(2)	$0	$(7)
U.S. Treasury 10-Year Note December Futures	12/2025	102	(11,475)	31	2	0
U.S. Treasury Long-Term Bond December Futures	12/2025	4	(466)	(11)	1	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	102	(12,246)	(65)	57	0

				$(47)	$60	$(7)

Total Futures Contracts				$(46)	$158	$(8)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR 400	$2	$(1)	$1	$0	$0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.170	100	1	(1)	0	0	0

						$3	$(2)	$1	$0	$0

34	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$644	$(24)	$27	$3	$0	$(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	10	0	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	200	(6)	4	(2)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	300	(7)	0	(7)	0	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	1,200	91	3	94	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	160	4	0	4	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	13,600	306	7	313	2	0

					$354	$51	$405	$3	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	33,000	$(171)	$(20)	$(191)	$45	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		200	(1)	6	5	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	4	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		200	(1)	(4)	(5)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		3,800	(111)	46	(65)	12	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		1,950	92	(33)	59	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	USD	19,840	90	(237)	(147)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		38,600	(100)	81	(19)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		26,600	0	(10)	(10)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		5,660	0	(28)	(28)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		8,000	0	(43)	(43)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		800	(1)	(12)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		18,100	433	(65)	368	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,490	(62)	(11)	(73)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		17,210	(282)	(17)	(299)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		20,360	178	(126)	52	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,300	18	(91)	(73)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		45,500	5,418	(355)	5,063	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		17,400	(489)	190	(299)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		2,330	(24)	(12)	(36)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		10,900	(288)	113	(175)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		9,300	608	(233)	375	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		10,590	(50)	(54)	(104)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,800	(11)	2	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		200	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		300	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		300	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		400	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		400	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		300	(1)	12	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		300	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		400	(1)	(9)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		600	(2)	(11)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		400	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		500	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		29,130	(4)	(228)	(232)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		4,800	73	147	220	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		12,850	2,885	1,928	4,813	34	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		3,080	0	48	48	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		3,200	0	53	53	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		14,650	228	1,008	1,236	44	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055	USD	15,180	$(1,301)	$147	$(1,154)	$0	$(44)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,900	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		20,200	0	(18)	(18)	0	(4)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		3,600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		33,900	0	7	7	3	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		13,200	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,000	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	5,208,700	0	34	34	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029		6,499,300	0	1	1	1	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	5,400	0	4	4	3	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		5,500	0	(45)	(45)	0	(3)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	21,700	0	(6)	(6)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,100	(64)	336	272	39	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,400	63	(11)	52	12	0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028	CLP	667,000	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030		1,225,000	0	(12)	(12)	1	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	300	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	0	0	0	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		280	1	0	1	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		300	(1)	(23)	(24)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(16)	(17)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(13)	(14)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(12)	(13)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(8)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		80	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	0	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		300	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		200	(1)	3	2	0	(1)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	(1)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(5)	(5)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		200	(1)	3	2	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		200	(1)	0	(1)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		200	(1)	3	2	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	1	0	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		200	(1)	(3)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		200	(1)	4	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	4	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		200	(1)	3	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		200	(1)	3	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	5	4	0	(1)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	6,100	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		10,700	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		29,800	(61)	(32)	(93)	0	(1)
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		10,700	0	(55)	(55)	0	0
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		6,100	0	(31)	(31)	0	0
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		19,000	17	23	40	1	0
Receive	CPURNSA	2.466	Maturity	06/17/2035		$18,300	0	154	154	9	0

							$7,039	$2,511	$9,550	$232	$(156)

Total Swap Agreements							$7,396	$2,560	$9,956	$235	$(157)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$158	$235	$393	$(74)	$(8)	$(158)	$(240)

36	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(j)

Securities with an aggregate market value of $670 and cash of $7,267 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	18,544		$21,629	$0	$(143)
	10/2025		$5,010	CAD	6,970	0	(2)
	11/2025	CAD	6,959		$5,010	2	0

BOA	10/2025	JPY	22,901		154	0	(1)
	10/2025		$2,381	EUR	2,034	7	0
	10/2025		120	ILS	404	2	0
	10/2025		262	INR	23,141	0	(1)
	10/2025		7	JPY	1,009	0	0
	10/2025		241	KRW	333,430	0	(3)
	10/2025		104	NZD	181	1	0
	10/2025		302	PEN	1,115	19	0
	10/2025		68	PLN	245	0	(1)
	11/2025	ILS	781		$231	0	(4)
	11/2025	NZD	181		104	0	(1)
	11/2025		$70	ILS	233	1	0
	11/2025		15	JPY	2,194	0	0
	11/2025	ZAR	6,366		$365	0	(2)
	12/2025	PEN	11,954		3,286	0	(152)
	12/2025		$294	MXN	5,531	6	0

BPS	10/2025	BRL	11,336		$2,020	1	(111)
	10/2025	CNH	6,235		875	0	0
	10/2025	IDR	18,364,291		1,110	11	(2)
	10/2025	INR	27,625		314	3	0
	10/2025	JPY	2,551		17	0	0
	10/2025	TWD	44,386		1,476	20	(2)
	10/2025		$1,928	BRL	11,336	202	0
	10/2025		436	CNH	3,096	0	(1)
	10/2025		837	IDR	13,823,181	0	(9)
	10/2025		1,162	KRW	1,606,479	0	(18)
	10/2025		280	PLN	1,019	0	0
	11/2025	IDR	3,008,046		$180	0	0
	11/2025	INR	17,802		200	0	0
	11/2025	KRW	154,200		110	0	0
	11/2025		$230	ILS	774	3	0
	11/2025		17	JPY	2,542	0	0
	12/2025	TWD	6,095		$203	2	0
	12/2025		$284	IDR	4,771,105	2	0
	12/2025		221	MXN	4,219	7	0
	04/2026	BRL	1,000		$175	0	(5)

BRC	10/2025	CHF	1,147		1,437	0	(4)
	10/2025		$1,555	CHF	1,247	12	0
	10/2025		1,474	GBP	1,095	0	(2)
	10/2025		1	NOK	5	0	0
	10/2025		328	PLN	1,198	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$58	TRY	2,468	$1	$0
	11/2025	NOK	5		$1	0	0
	11/2025		$1,437	CHF	1,143	4	0
	11/2025		419	TRY	18,254	6	0
	11/2025	ZAR	18,670		$1,060	0	(17)
	12/2025	PEN	3,724		1,041	0	(30)
	12/2025		$1,096	TRY	48,325	7	0

BSH	10/2025	BRL	2,100		$395	0	0
	10/2025		$386	BRL	2,100	8	0
	10/2025		31	NZD	53	0	0
	11/2025	NZD	53		$31	0	0
	11/2025	PEN	2,101		571	0	(34)
	12/2025		15,157		4,260	0	(97)
	12/2025		$2,285	BRL	12,676	63	0
	02/2026	PEN	2,467		$705	0	(2)
	04/2026	BRL	2,200		387	0	(8)

CBK	10/2025	AUD	294		192	0	(3)
	10/2025	BRL	20,619		3,877	3	0
	10/2025	CAD	10		7	0	0
	10/2025	CNH	119		17	0	0
	10/2025	EUR	185		217	0	0
	10/2025	IDR	11,486,578		694	7	(1)
	10/2025	INR	37,832		426	1	0
	10/2025	KRW	1,162,148		840	11	0
	10/2025	SGD	2,878		2,244	13	0
	10/2025	THB	6,719		208	1	0
	10/2025	TWD	48,645		1,641	43	0
	10/2025		$3,751	BRL	20,619	123	0
	10/2025		19	DKK	123	0	0
	10/2025		1,624	IDR	26,618,314	0	(29)
	10/2025		1,114	INR	97,861	0	(13)
	10/2025		52	NOK	516	0	0
	10/2025		2,193	PEN	7,699	24	0
	10/2025		252	SEK	2,395	2	0
	10/2025		693	TWD	21,083	0	(1)
	10/2025	ZAR	4,631		$267	0	(1)
	11/2025	COP	6,995,097		1,728	0	(49)
	11/2025	NOK	516		52	0	0
	11/2025		$252	ILS	849	4	0
	11/2025		426	INR	37,906	0	0
	11/2025		387	ZAR	6,754	2	0
	11/2025	ZAR	8,212		$473	0	(1)
	12/2025	BRL	2,968		549	0	0
	12/2025	PEN	7,714		2,193	0	(24)
	12/2025	TWD	71,364		2,388	33	0
	12/2025		$293	IDR	4,927,365	2	0
	01/2026	TWD	9,693		$321	0	0
	03/2026	PEN	1,562		439	0	(9)
	08/2026		$256	ZAR	4,559	1	0

DUB	10/2025	CNH	13,361		$1,879	4	0
	10/2025	IDR	6,734,355		411	7	0
	10/2025	INR	61,444		692	1	0
	10/2025	KRW	288,642		208	2	0
	10/2025		$392	ILS	1,338	12	0
	10/2025		564	INR	49,877	0	(3)
	10/2025		1,550	PLN	5,644	3	0
	11/2025	ILS	1,337		$392	0	(12)
	11/2025	INR	27,480		309	0	0
	11/2025		$692	INR	61,566	0	(1)
	11/2025	ZAR	45,084		$2,576	0	(26)

FAR	10/2025	AUD	5,994		3,888	0	(78)
	10/2025	CHF	206		258	0	0
	10/2025	CNH	5,825		820	3	0
	10/2025	SGD	1,029		802	5	0
	10/2025		$4,297	AUD	6,581	58	0
	10/2025		216	EUR	185	1	0
	10/2025		1,058	INR	93,297	0	(8)
	10/2025		2,727	JPY	400,924	0	(16)
	10/2025		1,584	PEN	5,525	7	0
	10/2025		526	PLN	1,923	3	0

38	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$6,123	SGD	7,886	$0	$(10)
	11/2025	AUD	6,581		$4,299	0	(58)
	11/2025	EUR	185		217	0	(1)
	11/2025	PEN	5,973		1,627	0	(91)
	11/2025	SGD	7,866		6,123	9	0
	11/2025		$258	CHF	205	0	0
	12/2025	MXN	28,816		$1,520	0	(40)
	12/2025		$205	PEN	724	3	0
	02/2026	PEN	5,545		$1,584	0	(7)

GLM	10/2025	BRL	9,900		1,633	0	(227)
	10/2025	CHF	46		57	0	0
	10/2025	CNH	459		65	0	0
	10/2025	IDR	4,839,714		290	0	0
	10/2025	SGD	77		60	0	0
	10/2025		$1,844	BRL	9,900	17	(1)
	10/2025		250	IDR	4,134,652	0	(2)
	10/2025		303	INR	26,586	0	(4)
	11/2025		40	ILS	134	0	0
	12/2025	MXN	372		$20	0	(1)
	12/2025		$283	IDR	4,731,342	0	0
	04/2026	BRL	4,800		$846	0	(18)

IND	10/2025	AUD	293		191	0	(2)
	10/2025	DKK	134		21	0	0
	11/2025		$21	DKK	133	0	0

JPM	10/2025	CAD	6,952		$5,031	35	0
	10/2025	CLP	720,562		750	1	0
	10/2025	DKK	93		15	0	0
	10/2025	IDR	13,509,763		809	0	(1)
	10/2025	KRW	499,581		360	4	0
	10/2025	SGD	393		306	1	0
	10/2025		$463	EUR	393	0	(1)
	10/2025		1,078	IDR	17,931,725	1	(3)
	10/2025		130	ILS	435	2	0
	10/2025		216	PLN	793	2	0
	10/2025		58	TWD	1,773	0	0
	11/2025		15	DKK	92	0	0
	11/2025	ZAR	39,923		$2,278	0	(26)
	12/2025		$144	MXN	2,699	2	0
	04/2026	BRL	43,000		$7,295	0	(440)
	06/2026	ZAR	2,500		141	0	(1)

MBC	10/2025	CHF	49		61	0	0
	10/2025	CNH	6,799		957	2	0
	10/2025	EUR	148		175	2	0
	10/2025	IDR	668,536		41	1	0
	10/2025	JPY	1,264		8	0	0
	10/2025	KRW	1,665,612		1,194	7	0
	10/2025	PLN	898		247	1	0
	10/2025	SEK	5,684		593	0	(11)
	10/2025	SGD	3,511		2,740	18	0
	10/2025	THB	5,067		157	1	0
	10/2025		$255	CHF	201	0	(3)
	10/2025		631	CNH	4,494	0	0
	10/2025		909	KRW	1,268,416	0	(5)
	10/2025		1	NOK	5	0	0
	10/2025		250	SEK	2,395	4	0
	10/2025		170	THB	5,504	0	0
	11/2025	CNH	4,484		$631	0	0
	11/2025	NOK	5		1	0	0
	11/2025		$8	JPY	1,260	0	0
	12/2025		589	MXN	11,030	9	0

MYI	10/2025	BRL	2,860		$535	0	(2)
	10/2025	CNH	6,864		965	1	0
	10/2025	IDR	2,718,699		165	2	0
	10/2025	JPY	192,220		1,288	0	(12)
	10/2025		$538	BRL	2,860	0	0
	10/2025		30	JPY	4,462	0	0
	10/2025		153	PLN	552	0	(1)
	10/2025		301	TWD	9,055	0	(3)
	11/2025		1,288	JPY	191,555	12	0
	12/2025	TWD	8,996		$301	4	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025		$18	CZK	374	$0	$0
	12/2025		224	MXN	4,219	5	0

NGF	10/2025	KRW	661,709		$476	4	0
	10/2025		$224	IDR	3,713,570	0	(2)
	11/2025		1,062	TRY	46,401	18	0

SCX	10/2025	CNH	4,992		$703	2	0
	10/2025	IDR	5,931,576		355	0	0
	10/2025	INR	44,281		498	0	0
	10/2025	PEN	13,216		3,740	0	(66)
	10/2025	TWD	28,822		973	26	0
	10/2025		$16	DKK	103	0	0
	10/2025		2,896	GBP	2,165	16	0
	10/2025		251	IDR	4,120,040	0	(4)
	10/2025		550	INR	48,561	0	(4)
	10/2025		155	JPY	22,848	0	(1)
	10/2025		274	TWD	8,328	0	0
	11/2025	GBP	2,165		$2,896	0	(16)
	11/2025		$438	INR	39,056	0	0
	12/2025		355	IDR	5,946,567	0	0

SOG	10/2025	BRL	20,285		$3,801	0	(10)
	10/2025	JPY	418,607		2,813	0	(17)
	10/2025	NZD	234		136	1	0
	10/2025		$3,814	BRL	20,285	0	(3)
	10/2025		19,128	EUR	16,265	0	(32)
	10/2025		1,423	JPY	209,216	0	(8)
	11/2025	COP	5,731,814		$1,406	0	(48)
	11/2025	EUR	16,265		19,166	32	0
	11/2025		$2,813	JPY	417,160	17	0
	12/2025		3,801	BRL	20,573	10	0
	03/2026	CLP	1,173,351		$1,211	0	(9)

SSB	10/2025	GBP	3,260		4,394	10	0
	12/2025	PEN	1,048		283	0	(18)

UAG	10/2025	ILS	2,311		693	0	(5)
	10/2025	NOK	545		54	0	(1)
	10/2025		$39	ILS	134	1	0
	10/2025		2,469	INR	217,970	0	(18)
	10/2025		152	PLN	552	0	0
	10/2025		170	THB	5,502	0	0
	10/2025		268	ZAR	4,631	0	0
	10/2025	ZAR	4,633		$268	0	0
	11/2025	ILS	134		39	0	(1)
	11/2025	ZAR	20,308		1,152	0	(20)
	12/2025	TRY	3,803		81	0	(5)

Total Forward Foreign Currency Contracts						$1,051	$(2,186)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	7,400	$ 11	$ 7
	Call - OTC USD versus HKD		7.800	08/24/2026	10,600	15	11
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	2,090	92	113

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	1,240	21	38
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,900	2	2

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	3,700	5	4
	Call - OTC USD versus HKD		7.800	08/24/2026	4,000	6	4

						$ 152	$ 179

40	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	4,500	$ 34	$36
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	1,200	6	3
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	2,300	18	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	500	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	200	3	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	500	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	200	3	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	500	4	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	200	2	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	500	4	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	200	2	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	1,300	114	109
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	1,300	114	109
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	1,300	113	118
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	1,300	113	102
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,000	172	184
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,000	172	154

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	3,800	307	348
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	5,000	403	339

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	9,600	2	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	11,200	4	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	4,000	2	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	284,300	1,428	1,239
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	284,300	1,428	1,385
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	5,600	485	504
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	4,400	380	396

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	5,900	8	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	11,800	10	2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	12,000	12	3
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	11,000	888	1,007
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	14,300	1,154	970

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	12,200	25	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	700	6	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	300	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	500	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	200	3	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	500	4	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	200	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,900	784	760
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,900	784	731

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	48,000	36	34
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	12,600	12	6
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	4,400	18	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	6,000	78	64
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	5,300	105	92
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	5,300	78	49
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	500	4	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	200	3	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	1,300	115	111
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	1,300	115	107

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	2,700	238	234
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	2,700	238	220

							$ 10,049	$9,504

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$97.961	10/07/2025	4,100	$5	$ 0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.945	10/07/2025	20,700	28	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.977	10/07/2025	20,700	27	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	98.063	10/07/2025	16,300	20	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	99.547	11/06/2025	12,600	9	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.969	12/04/2025	8,100	11	8

					$100	$ 8

Total Purchased Options					$10,301	$ 9,691

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/ SellProtection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	24,600	$ (23)	$(10)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	7,400	$ (4)	$(5)
	Call - OTC USD versus HKD		7.850	08/24/2026	10,600	(5)	(7)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	4,180	(89)	(108)
GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	1,240	(3)	(5)
	Call - OTC USD versus BRL		5.800	11/07/2025	1,240	(10)	(2)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,900	(1)	(1)
MBC	Call - OTC USD versus HKD		7.850	08/14/2026	3,700	(2)	(3)
	Call - OTC USD versus HKD		7.850	08/24/2026	4,000	(2)	(3)
UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	700	(23)	(5)

						$ (139)	$(139)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.086%	10/07/2025	15,000	$ (33)	$0
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	5,800	(11)	(12)
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131	11/06/2025	8,400	(8)	(1)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	9,700	(20)	0
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	4,900	(18)	(23)
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.082	10/07/2025	12,400	(27)	0

							$ (117)	$(36)

42	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$96.547	10/07/2025	5,200	$(9)	$(31)

Total Written Options					$(288)	$(216)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	0.872%	$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$ 327	$(82)	$56	$0	$(26)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR 1,643	319	21	340	0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	3,092	607	34	641	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	1,063	212	8	220	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	11,307	2,329	14	2,343	0

						$3,385	$133	$3,544	$(26)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

BOA	Pay	S&P 500 Total Return Index	8,613	5.050% (FEDL01 plus a specified spread)	Maturity	01/21/2026	$111,607	$0	$(10,944)	$0	$(10,944)

	Pay	S&P 500 Total Return Index	3,793	4.875% (SOFR plus a specified spread)	Monthly	02/04/2026	56,238	0	215	215	0

BPS	Pay	S&P 500 Total Return Index	10,568	4.850% (FEDL01 plus a specified spread)	Maturity	10/01/2025	127,510	0	(21,832)	0	(21,832)

JPM	Receive	ERAUSLT Index	79,896	4.790% (FEDL01 plus a specified spread)	Monthly	10/01/2025	52,161	0	1,447	1,447	0

	Receive	ERAUSLT Index	178,757	4.700% (SOFR plus a specified spread)	Monthly	11/05/2025	120,388	0	(419)	0	(419)

	Receive	ERAUSLT Index	196,625	5.040% (FEDL01 plus a specified spread)	Maturity	01/21/2026	117,862	0	9,124	9,124	0

	Pay	S&P 500 Total Return Index	2,885	4.870% (FEDL01 plus a specified spread)	Monthly	02/04/2026	42,775	0	166	166	0
	Receive	ERAUSLT Index	112,974	4.800% (SOFR plus a specified spread)	Monthly	08/05/2026	76,085	0	(291)	0	(291)

								$0	$(22,534)	$10,952	$(33,486)

Total Swap Agreements								$3,384	$(22,400)	$14,496	$(33,512)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

Counterparty	Financial Derivative Assets				Financial Derivative Liabilities				Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter
AZD	$2	$0	$0	$2	$(145)	$0	$0	$(145)	$(143)	$373	$230
BOA	36	987	555	1,578	(165)	(120)	(10,970)	(11,255)	(9,677)	12,058	2,381
BPS	251	0	641	892	(148)	0	(21,832)	(21,980)	(21,088)	20,662	(426)
BRC	32	687	0	719	(53)	0	0	(53)	666	0	666
BSH	71	0	0	71	(141)	0	0	(141)	(70)	0	(70)
CBK	270	0	0	270	(131)	0	0	(131)	139	0	139
DUB	29	3,524	0	3,553	(42)	(12)	0	(54)	3,499	291	3,790
FAR	89	0	0	89	(309)	0	0	(309)	(220)	185	(35)
GLM	17	2,022	0	2,039	(253)	(9)	0	(262)	1,777	271	2,048
GSC	0	8	0	8	0	(31)	0	(31)	(23)	0	(23)
GST	0	0	220	220	0	(10)	0	(10)	210	(260)	(50)
IND	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
JPM	48	1,517	13,080	14,645	(472)	0	(710)	(1,182)	13,463	(15,901)	(2,438)
MBC	45	8	0	53	(19)	(6)	0	(25)	28	0	28
MYC	0	484	0	484	0	(23)	0	(23)	461	(270)	191
MYI	24	0	0	24	(18)	0	0	(18)	6	(23)	(17)
NGF	22	454	0	476	(2)	0	0	(2)	474	0	474
SCX	44	0	0	44	(91)	0	0	(91)	(47)	0	(47)
SOG	60	0	0	60	(127)	0	0	(127)	(67)	0	(67)
SSB	10	0	0	10	(18)	0	0	(18)	(8)	0	(8)
UAG	1	0	0	1	(50)	(5)	0	(55)	(54)	0	(54)

Total Over the Counter	$1,051	$9,691	$14,496	$25,238	$(2,186)	$(216)	$(33,512)	$(35,914)

(l)

Securities with an aggregate market value of $33,840 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

44	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$158	$158
Swap Agreements	0	3	0	0	232	235

	$0	$3	$0	$0	$390	$393

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,051	$0	$1,051
Purchased Options	0	0	0	179	9,512	9,691
Swap Agreements	0	3,544	10,952	0	0	14,496

	$0	$3,544	$10,952	$1,230	$9,512	$25,238

	$0	$3,547	$10,952	$1,230	$9,902	$25,631

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$74	$74
Futures	0	0	0	0	8	8
Swap Agreements	0	2	0	0	156	158

	$0	$2	$0	$0	$238	$240

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,186	$0	$2,186
Written Options	0	10	0	139	67	216
Swap Agreements	0	26	33,486	0	0	33,512

	$0	$36	$33,486	$2,325	$67	$35,914

	$0	$38	$33,486	$2,325	$305	$36,154

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	108	108
Futures	0	0	0	0	1,192	1,192
Swap Agreements	0	(200)	0	0	2,649	2,449

	$0	$(200)	$0	$0	$3,948	$3,748

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,534)	$0	$(6,534)
Purchased Options	0	0	0	0	(142)	(142)
Written Options	0	12	0	0	310	322
Swap Agreements	0	448	(1,319)	0	0	(871)

	$0	$460	$(1,319)	$(6,534)	$168	$(7,225)

	$0	$260	$(1,319)	$(6,534)	$4,116	$(3,477)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$32	$32
Futures	0	0	0	0	(655)	(655)
Swap Agreements	0	184	0	0	(2,428)	(2,244)

	$0	$184	$0	$0	$(3,051)	$(2,867)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(432)	$0	$(432)
Purchased Options	0	0	0	27	(585)	(558)
Written Options	0	12	0	0	(29)	(17)
Swap Agreements	0	165	(21,639)	0	0	(21,474)

	$0	$177	$(21,639)	$(405)	$(614)	$(22,481)

	$0	$361	$(21,639)	$(405)	$(3,665)	$(25,348)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,692	$0	$17,692
Industrials	0	2,141	3,900	6,041
Utilities	0	2,947	0	2,947
Municipal Bonds & Notes
Illinois	0	221	0	221
U.S. Government Agencies	0	426,230	0	426,230
U.S. Treasury Obligations	0	18,873	0	18,873
Non-Agency Mortgage-Backed Securities	0	40,858	0	40,858
Asset-Backed Securities
Automobile ABS Other	0	2,046	0	2,046
Automobile Sequential	0	12,813	0	12,813
CMBS Other	0	10,131	0	10,131
Home Equity Other	0	48,822	0	48,822
Whole Loan Collateral	0	5,972	0	5,972
Other ABS	0	29,007	0	29,007
Sovereign Issues	0	49,711	0	49,711
Short-Term Instruments
Mutual Funds	0	1,234	0	1,234
Repurchase Agreements	0	17,700	0	17,700
South Africa Treasury Bills	0	138	0	138
U.S. Treasury Bills	0	27,962	0	27,962

	$0	$714,498	$3,900	$718,398

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16	$0	$0	$16

Total Investments	$16	$714,498	$3,900	$718,414

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(48,314)	$0	$(48,314)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26	367	0	393
Over the counter	0	25,238	0	25,238

	$26	$25,605	$0	$25,631

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(232)	0	(239)
Over the counter	0	(35,888)	(26)	(35,914)

	$(7)	$(36,120)	$(26)	$(36,153)

Total Financial Derivative Instruments	$19	$(10,515)	$(26)	$(10,522)

Totals	$35	$655,669	$3,874	$659,578

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$0	$3,900	$0	$0	$0	$0	$0	$0	$3,900	$0

	$0	$3,900	$0	$0	$0	$0	$0	$0	$3,900	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(27)	$0	$0	$0	$4	$(3)	$0	$0	$(26)	$0

Totals	$(27)	$3,900	$0	$0	$4	$(3)	$0	$0	$3,874	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$3,900	Recent Transaction	Purchase Price	100.000	—

Financial Derivative Instruments - Liabilities
Over the counter	$(26)	Indicative Market Quotation	Broker Quote	92.000	—

Total	$3,874

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

46	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RAE PLUS EMG Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 179.1%

CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 3.8%

ARES Strategic Income Fund
5.450% due 09/09/2028	$500	$504

Athene Global Funding
5.033% due 07/17/2030	600	610

Bank of Nova Scotia
5.450% due 08/01/2029	700	731

Barclays PLC
6.224% due 05/09/2034 •	500	538

Equinix, Inc.
1.550% due 03/15/2028	200	188

Ford Motor Credit Co. LLC
3.815% due 11/02/2027	200	195
5.800% due 03/05/2027	200	202
5.800% due 03/08/2029	200	203

GSPA Monetization Trust
6.422% due 10/09/2029	423	427

Host Hotels & Resorts LP
5.500% due 04/15/2035	100	101

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •	300	304

Morgan Stanley
5.320% due 07/19/2035 •	100	103

Royal Bank of Canada
4.969% due 08/02/2030 •	600	614

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •	500	506

UBS Group AG
4.751% due 05/12/2028 •	500	504

VICI Properties LP
4.750% due 02/15/2028	200	202

Wells Fargo & Co.
2.393% due 06/02/2028 •	800	778
5.150% due 04/23/2031 •	600	619

		7,329

INDUSTRIALS 1.2%

Beignet
6.850% due 06/01/2049 «	2,000	2,000

Petroleos del Peru SA
5.625% due 06/19/2047	300	222

Petroleos Mexicanos
6.350% due 02/12/2048	100	79

United Airlines Pass-Through Trust
5.450% due 08/15/2038	97	100

		2,401

UTILITIES 0.3%

Southern California Edison Co.
4.650% due 10/01/2043	100	85
5.150% due 06/01/2029	400	407
5.350% due 03/01/2026	100	101

		593

Total Corporate Bonds & Notes (Cost $10,122)		10,323

MUNICIPAL BONDS & NOTES 0.0%

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	65	71

Total Municipal Bonds & Notes (Cost $65)		71

U.S. GOVERNMENT AGENCIES 99.4%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	442	431

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 02/01/2053 - 12/01/2053		$1,982	$1,973
5.500% due 11/01/2054 - 09/01/2055		11,265	11,393

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~		594	565

Federal Home Loan Mortgage Corp. REMICS
5.037% due 07/15/2041 •		71	70
5.187% due 08/15/2037 •		94	94
5.197% due 10/15/2037 •		13	13
5.207% due 05/15/2037 - 09/15/2037 •		100	100
5.296% due 11/25/2054 •		637	639
5.306% due 09/25/2055 •		10,404	10,480
5.456% due 11/25/2054 •		768	768
5.506% due 12/25/2054 •		867	871

Federal National Mortgage Association
3.000% due 01/01/2027		33	32
4.000% due 04/01/2043 - 08/01/2051		3,632	3,535
4.202% due 10/01/2029 ~		1,000	1,005
4.300% due 12/01/2029		702	708
4.705% due 09/01/2031 ~		2,000	2,039
4.720% due 10/01/2028		500	510
4.770% due 10/01/2028		600	613
4.930% due 06/01/2029		400	411
5.300% due 11/01/2030		900	944
5.500% due 07/01/2054 - 11/01/2054		1,905	1,940

Federal National Mortgage Association REMICS
4.821% due 07/25/2037 •		7	7
4.851% due 07/25/2037 •		15	15
4.871% due 09/25/2035 •		24	24
5.191% due 06/25/2037 •		96	96
5.306% due 11/25/2054 •		622	622

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)		2,281	133

Government National Mortgage Association REMICS
4.745% due 08/20/2047 •		352	343
5.539% due 07/20/2055 •		1,458	1,463
5.739% due 07/20/2055 •		4,678	4,698

Government National Mortgage Association, TBA
4.000% due 11/01/2055		7,220	6,788
4.500% due 11/01/2055		3,150	3,054
5.000% due 11/01/2055		5,310	5,276
5.500% due 11/01/2055		3,010	3,031
6.000% due 11/01/2055		2,970	3,021

U.S. Small Business Administration
6.220% due 12/01/2028		2	2

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2055		370	325
4.000% due 11/01/2055		4,070	3,835
4.500% due 10/01/2055 - 11/01/2055		8,740	8,477
5.000% due 11/01/2055		18,330	18,169
5.500% due 11/01/2055		1,370	1,381
6.000% due 10/01/2055 - 11/01/2055		41,240	42,125
6.500% due 11/01/2055		50,130	51,841

Total U.S. Government Agencies (Cost $193,593)			193,860

U.S. TREASURY OBLIGATIONS 2.5%

U.S. Treasury Bonds
4.625% due 05/15/2044 (i)		2,400	2,383

U.S. Treasury Notes
3.875% due 07/31/2030 (f)		2,400	2,415

Total U.S. Treasury Obligations (Cost $4,806)			4,798

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.1%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		283	255

Avon Finance
4.886% due 12/28/2049 •	GBP	534	720

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Trust
4.985% due 02/20/2035 ~		$22	$19

Banc of America Mortgage Trust
5.333% due 06/25/2035 ~		9	8

Bear Stearns ALT-A Trust
4.592% due 08/25/2036 •		893	794

BX Commercial Mortgage Trust
5.990% due 01/17/2039 •		1,000	999

CHL Mortgage Pass-Through Trust
6.000% due 07/25/2036		820	393
6.248% due 02/20/2036 •		6	6
6.500% due 12/25/2037		1,263	500

Citigroup Mortgage Loan Trust, Inc.
6.300% due 03/25/2036 •		43	44
9.170% due 09/25/2062 þ		739	741

CLNY Trust
5.717% due 11/15/2038 •		698	690

Countrywide Alternative Loan Trust
4.672% due 05/25/2036 •		197	171

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~		697	405

DSLA Mortgage Loan Trust
5.068% due 09/19/2044 •		61	55

First Horizon Mortgage Pass-Through Trust
4.747% due 10/25/2035 ~		154	141

GCAT Trust
6.007% due 01/25/2059 þ		368	371

GSR Mortgage Loan Trust
6.363% due 09/25/2035 ~		2	2

HarborView Mortgage Loan Trust
4.748% due 01/19/2036 •		1,441	936
4.930% due 06/20/2035 •		265	255

HomeBanc Mortgage Trust
4.892% due 03/25/2035 •		313	255

Impac CMB Trust
4.912% due 03/25/2035 •		221	215

IndyMac INDX Mortgage Loan Trust
4.792% due 06/25/2035 •		86	69

JP Morgan Mortgage Trust
5.106% due 08/25/2035 ~		49	43
5.750% due 01/25/2036		10	4

Lehman Mortgage Trust
4.922% due 11/25/2036 •		1,005	459

Lehman XS Trust
4.722% due 08/25/2046 •		1,178	1,210

Merrill Lynch Mortgage Investors Trust
4.890% due 09/25/2035 ~		72	57

Merrion Square Residential DAC
3.008% due 03/24/2081 •	EUR	727	855

Morgan Stanley Mortgage Loan Trust
3.582% due 07/25/2035 ~		$182	163
6.815% due 06/25/2036 þ		2,753	698

RALI Trust
4.632% due 09/25/2036 •		736	682
4.772% due 08/25/2035 •		1,284	880
5.263% due 12/25/2035 ~		1,056	930

Residential Asset Securitization Trust
6.000% due 03/25/2037		2,835	867

Sequoia Mortgage Trust
4.810% due 07/20/2034 •		181	180

Structured Adjustable Rate Mortgage Loan Trust
6.572% due 12/25/2037 •		1,175	1,003

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	360	486

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~		383	517

Verus Securitization Trust
6.218% due 06/25/2069 þ		$361	366

WaMu Mortgage Pass-Through Certificates Trust
3.509% due 01/25/2037 ~		127	109
4.181% due 02/25/2037 ~		336	314
4.206% due 12/25/2036 ~		74	67

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.402% due 06/25/2037 ~	$637	$574
5.653% due 10/25/2046 •	1,489	1,413
5.653% due 11/25/2046 •	1,381	1,237

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.918% due 09/25/2036 þ	2,156	568

Total Non-Agency Mortgage-Backed Securities (Cost $25,375)		21,726

ASSET-BACKED SECURITIES 22.3%

AUTOMOBILE ABS OTHER 1.8%

Carvana Auto Receivables Trust
5.050% due 05/12/2031	500	503

SBNA Auto Receivables Trust
5.120% due 03/17/2031	612	613
5.140% due 04/15/2031	2,350	2,361

		3,477

AUTOMOBILE SEQUENTIAL 2.3%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	400	411

FHF Trust
6.570% due 06/15/2028	134	135

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	97	97

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	275	278

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	900	919
5.490% due 06/25/2027	700	704

Lendbuzz Securitization Trust
7.500% due 12/15/2028	805	820

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	195	195

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	130	131

Research-Driven Pagaya Motor Asset Trust VII
5.380% due 11/25/2030	19	19

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	306	307

SCCU Auto Receivables Trust
5.700% due 10/16/2028	461	465

		4,481

CMBS OTHER 2.8%

Arbor Realty Commercial Real Estate Notes Ltd.
5.822% due 01/15/2037 •	247	248

AREIT Trust
5.636% due 01/20/2037 •	419	419

BDS LLC
5.705% due 10/21/2042 •	900	896

LoanCore Issuer Ltd.
5.565% due 11/15/2038 •	284	285

M360 Ltd.
5.750% due 11/22/2038 •	53	52

MF1 LLC
5.708% due 02/18/2040 •	1,000	998
6.284% due 06/19/2037 •	1,201	1,202
6.769% due 09/17/2037 •	211	211

MF1 Ltd.
5.330% due 10/16/2036 •	201	201
5.350% due 07/16/2036 •	32	32

TRTX Issuer Ltd.
5.793% due 02/15/2039 •	947	950

		5,494

HOME EQUITY OTHER 4.8%

Countrywide Asset-Backed Certificates
4.752% due 04/25/2037 •	606	541

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
4.412% due 01/25/2037 •		$1,836	$949

GSAA Home Equity Trust
4.672% due 03/25/2037 •		4,527	1,227

GSAA Trust
5.995% due 03/25/2046 ~		4,229	1,501

IXIS Real Estate Capital Trust
4.672% due 03/25/2036 •		571	299

MASTR Specialized Loan Trust
5.397% due 11/25/2035 •		1,448	1,390

Morgan Stanley ABS Capital I, Inc. Trust
4.352% due 11/25/2036 •		1,211	713
4.452% due 03/25/2037 •		2,893	1,232

Option One Mortgage Loan Trust
4.492% due 05/25/2037 •		1,270	767

RCKT Mortgage Trust
6.147% due 06/25/2044 þ		368	373

Securitized Asset-Backed Receivables LLC Trust
4.752% due 07/25/2036 •		942	372

			9,364

WHOLE LOAN COLLATERAL 2.3%

Citigroup Mortgage Loan Trust, Inc.
7.250% due 05/25/2036 þ		867	430

GSRPM Mortgage Loan Trust
5.622% due 03/25/2035 •		3,189	3,491

Specialty Underwriting & Residential Finance Trust
4.572% due 09/25/2037 •		846	588

			4,509

OTHER ABS 8.3%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •		500	500

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •		1,000	1,001

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		300	287

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038		300	296

Arbour CLO VI DAC
3.186% due 11/15/2037 •	EUR	800	941

Bain Capital Credit CLO Ltd.
5.548% due 07/16/2034 •		$500	501

BHG Securitization Trust
5.930% due 10/17/2035		504	506

BlueMountain CLO XXII Ltd.
5.659% due 07/15/2031 •		187	187

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •		600	603

CarVal CLO I Ltd.
5.548% due 07/16/2031 •		801	802

CQS U.S. CLO Ltd.
5.525% due 01/20/2035 •		900	903

CRB Securitization Trust
6.960% due 10/20/2033		27	27

Elmwood CLO 15 Ltd.
5.408% due 04/22/2035 •		700	703

Henley CLO VII DAC
2.929% due 04/25/2034 •	EUR	500	588

Invesco Euro CLO III DAC
3.126% due 10/30/2038 •		500	588

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		$500	500

Nelnet Student Loan Trust
6.589% due 02/20/2041 •		151	154
6.640% due 02/20/2041		151	156

Northwoods Capital XIV-B Ltd.
5.478% due 11/13/2031 •		621	622

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •		500	501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square European Loan Funding DAC
3.036% due 05/15/2034 •	EUR	614	$719
3.926% due 05/15/2034 •		1,000	1,177
4.053% due 02/15/2035 •		500	589

Romark Credit Funding Ltd.
5.423% due 07/29/2043		$1,000	1,003

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		600	601

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •		500	501

Tralee CLO VI Ltd.
5.538% due 10/25/2032 •		715	716

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		23	23

Wellfleet CLO Ltd.
5.505% due 04/20/2034 •		500	501

			16,196

Total Asset-Backed Securities (Cost $48,237)			43,521

SOVEREIGN ISSUES 12.1%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	505,000	512
5.000% due 10/01/2028		470,000	488

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (b)	BRL	24,800	4,353

Colombia Government International Bonds
8.375% due 11/07/2054		$400	424

Colombia TES
6.000% due 04/28/2028	COP	2,437,400	569
11.000% due 08/22/2029		3,992,700	1,029

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$1,000	1,016

Ecuador Government International Bonds
0.000% due 07/31/2030 (b)		300	232

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	300	302

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	130,000	766

Mexico Bonos
8.500% due 03/01/2029	MXN	14,800	820

Mexico Government International Bonds
5.850% due 07/02/2032		$200	207

Mexico Udibonos
3.000% due 12/03/2026 (d)	MXN	855	46
4.000% due 08/24/2034 (d)		2,736	143

Peru Government Bonds
6.850% due 08/12/2035	PEN	1,100	335
7.300% due 08/12/2033		3,200	1,028
7.600% due 08/12/2039		100	32

Peru Government International Bonds
5.400% due 08/12/2034		3,300	921
6.150% due 08/12/2032		15,300	4,672
6.950% due 08/12/2031		561	179

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	31,570	1,451
7.000% due 02/28/2031		17,800	978
8.000% due 01/31/2030		8,600	500
8.250% due 03/31/2032		3,400	194
8.500% due 01/31/2037		4,900	261
8.875% due 02/28/2035		17,700	1,007

Romania Government International Bonds
6.750% due 07/11/2039	EUR	400	479

Saudi Government International Bonds
5.625% due 01/13/2035		$300	320

Turkiye Government Bonds
42.493% (BISTREFI) due 08/19/2026 ~	TRY	100	2
42.493% (BISTREFI) due 05/17/2028 ~		9,500	225

Total Sovereign Issues (Cost $22,187)			23,491

48	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 26.4%

COMMERCIAL PAPER 0.9%

Penske Truck Leasing Co. LP
4.600% due 10/02/2025		$1,750	$1,749

REPURCHASE AGREEMENTS (e) 25.5%
			49,800

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (b)(c)	ZAR	1,300	72

Total Short-Term Instruments (Cost $51,621)			51,621

Total Investments in Securities (Cost $356,006)			349,411

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.1%

SHORT-TERM INSTRUMENTS 8.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%

PIMCO Short Asset Portfolio	1,595,941	$15,658

PIMCO Short-Term Floating NAV Portfolio III	3,411	33

Total Short-Term Instruments (Cost $15,659)		15,691

Total Investments in Affiliates (Cost $15,659)		15,691

Total Investments 187.2% (Cost $371,665)		$365,102

Financial Derivative Instruments (g)(h) 7.2% (Cost or Premiums, net $7,793)		14,137

Other Assets and Liabilities, net (94.4)%		(184,213)

Net Assets 100.0%		$195,026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.220%	09/30/2025	10/01/2025	$3,600	U.S. Treasury Notes 3.500% due 09/30/2029	$(3,672)	$3,600	$3,600
	4.290	09/30/2025	10/01/2025	22,500	U.S. Treasury Notes 1.500% due 01/31/2027	(22,958)	22,500	22,503
SAL	4.180	10/01/2025	10/02/2025	100	U.S. Treasury Notes 1.750% due 12/31/2026	(102)	100	100
	4.240	10/01/2025	10/02/2025	23,600	U.S. Treasury Notes 3.625% due 08/15/2028	(24,073)	23,600	23,600

Total Repurchase Agreements						$(50,805)	$49,800	$49,803

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JPS	4.340%	09/26/2025	10/03/2025	$(2,427)	$(2,428)

Total Reverse Repurchase Agreements					$(2,428)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$4,490	$(3,619)	$(3,620)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	6,360	(5,250)	(5,359)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	13,490	(12,370)	(12,323)

Total Short Sales (10.9)%				$(21,239)	$(21,302)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$26,103	$0	$0	$26,103	$(26,630)	$(527)
JPS	0	(2,428)	0	(2,428)	2,415	(13)
SAL	23,700	0	0	23,700	(24,175)	(475)

Total Borrowings and Other Financing Transactions	$49,803	$(2,428)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(2,428)	$0	$0	$(2,428)

Total Borrowings	$0	$(2,428)	$0	$0	$(2,428)

Payable for reverse repurchase agreements					$(2,428)

(f)	Securities with an aggregate market value of $2,415 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(103) at a weighted average interest rate of 4.309%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$ 113.500	10/24/2025	114	$114	$(39)	(24)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$ 111.000	10/24/2025	114	$114	$(14)	$(13)

Total Written Options					$(53)	$(37)

50	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
30-Day Federal Fund February Futures	02/2026	47	$18,887	$(1)	$0	$0
Canada Government 10-Year Bond December Futures	12/2025	34	2,992	10	13	0
U.S. Treasury 2-Year Note December Futures	12/2025	143	29,801	17	16	0
U.S. Treasury 5-Year Note December Futures	12/2025	77	8,408	12	3	0
U.S. Treasury 10-Year Note December Futures	12/2025	248	27,900	124	0	(4)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	39	4,488	38	0	(2)

				$200	$32	$(6)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond December Futures	12/2025	1	$(117)	$(3)	$0	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	40	(4,803)	(17)	23	0

				$(20)	$23	$0

Total Futures Contracts				$180	$55	$(6)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	200	$1	$0	$1	$0	$0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.170		100	1	(1)	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079	$	400	4	1	5	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240		600	4	(1)	3	0	0

							$10	$(1)	$9	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$7,000	$(156)	$(6)	$(162)	$0	$(1)
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	10,900	(240)	(10)	(250)	0	(1)

					$(396)	$(16)	$(412)	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	15,800	$(82)	$(9)	$(91)	$22	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(2)	(2)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,900	(56)	24	(32)	6	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		980	46	(16)	30	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	$	9,870	45	(118)	(73)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		8,400	103	(55)	48	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		11,260	0	143	143	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		800	8	(18)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		5,820	154	(36)	118	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		2,210	(31)	(5)	(36)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		8,720	(143)	(8)	(151)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,100	9	(45)	(36)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		7,300	934	(122)	812	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,150	(12)	(6)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		13,600	889	(341)	548	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2033	$	1,800	$135	$(113)	$22	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		4,140	(17)	(24)	(41)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		120	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,250	(52)	12	(40)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		10,000	(2)	(78)	(80)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,000	30	62	92	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	42	112	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,400	0	22	22	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,460	0	24	24	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,970	106	305	411	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	21	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,100	96	419	515	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		5,210	(447)	51	(396)	0	(15)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		8,900	0	(8)	(8)	0	(2)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,700	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		16,800	0	3	3	2	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,800	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		500	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,156,200	0	14	14	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029		3,770,900	0	1	1	1	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	2,300	0	1	1	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		2,300	0	(19)	(19)	0	(2)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	11,100	0	(3)	(3)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,900	(21)	109	88	13	0

52	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	06/18/2035	AUD	3,100	$61	$(13)	$48	$11	$0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028	CLP	444,700	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030		505,000	0	(5)	(5)	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	200	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	4,800	0	5	5	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		19,100	(31)	(28)	(59)	0	(1)
Receive	CPURNSA	2.519	Maturity	04/04/2029	$	1,670	6	10	16	0	0
Receive	CPURNSA	2.502	Maturity	03/25/2030		2,600	0	15	15	0	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		3,500	0	17	17	1	0
Receive	CPURNSA	2.350	Maturity	08/12/2034		5,600	99	8	107	3	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		1,150	24	26	50	1	0

							$1,891	$254	$2,145	$99	$(60)

Total Swap Agreements							$1,505	$237	$1,742	$99	$(62)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$55	$99	$154		$(37)	$(12)	$(62)	$(111)

Cash of $4,474 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	53

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(6) for closed futures is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	110		$71	$0	$(2)
	10/2025	EUR	5,801		6,766	0	(45)
	10/2025		$2,123	CAD	2,953	0	(1)
	11/2025	CAD	2,948		$2,123	1	0

BOA	10/2025	JPY	4,497		30	0	0
	10/2025	MXN	2,031		111	0	0
	10/2025		$60	ILS	202	1	0
	10/2025		610	INR	53,841	0	(5)
	10/2025		4	JPY	517	0	0
	10/2025		120	KRW	166,715	0	(2)
	10/2025		65	NZD	112	1	0
	10/2025		34	PLN	121	0	0
	11/2025	EUR	65		$76	0	0
	11/2025	ILS	373		111	0	(2)
	11/2025	NZD	112		65	0	(1)
	11/2025		$40	ILS	133	0	0
	11/2025		30	JPY	4,481	0	0
	11/2025	ZAR	11,309		$649	0	(4)

BPS	10/2025	BRL	18,618		3,458	2	(42)
	10/2025	CNH	3,217		452	0	0
	10/2025	IDR	9,133,015		552	6	(1)
	10/2025	INR	13,983		159	2	0
	10/2025	JPY	5,210		35	0	0
	10/2025	TRY	1,266		30	0	(1)
	10/2025	TWD	20,058		666	8	(1)
	10/2025		$3,124	BRL	18,618	374	0
	10/2025		402	IDR	6,638,534	0	(4)
	10/2025		579	KRW	800,940	0	(9)
	10/2025		193	PLN	701	0	0
	10/2025		63	THB	2,029	0	0
	10/2025		266	TRY	11,359	6	0
	11/2025	IDR	1,504,023		$90	0	0
	11/2025	INR	8,901		100	0	0
	11/2025	KRW	84,109		60	0	0
	11/2025		$19	BRL	100	0	0
	11/2025		120	ILS	403	2	0
	11/2025		35	JPY	5,192	0	0
	12/2025	THB	7,442		$236	5	0
	12/2025	TWD	3,047		102	1	0
	12/2025		$130	IDR	2,184,696	1	0
	12/2025		789	MXN	14,980	22	0
	04/2026	BRL	1,500		$263	0	(7)

BRC	10/2025	CHF	598		749	0	(2)
	10/2025		$85	CAD	118	0	0
	10/2025		805	CHF	645	6	0
	10/2025		493	GBP	367	0	0
	10/2025		53	MXN	990	1	0
	10/2025		0	NOK	2	0	0
	10/2025		147	PLN	538	1	0
	10/2025		29	TRY	1,225	1	0
	11/2025	NOK	2		$0	0	0
	11/2025		$749	CHF	595	2	0
	11/2025		109	TRY	4,747	2	0
	11/2025	ZAR	9,479		$538	0	(9)
	12/2025	PEN	1,510		422	0	(12)
	12/2025	THB	17,848		556	2	0

54	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025		$5	MYR	21	$0	$0
	12/2025		297	THB	9,534	0	(1)
	12/2025		297	TRY	13,138	3	0

BSH	10/2025	BRL	3,000		$564	1	0
	10/2025		$552	BRL	3,000	12	0
	10/2025		19	NZD	33	0	0
	11/2025	NZD	33		$19	0	0
	11/2025	PEN	813		221	0	(13)
	12/2025		6,339		1,781	0	(41)
	12/2025		$1,133	BRL	6,287	31	0
	01/2026		114	PEN	403	2	0
	03/2026	PEN	6,037		$1,728	0	(3)
	04/2026	BRL	3,200		563	0	(12)

CBK	10/2025	AUD	154		100	0	(1)
	10/2025	BRL	7,706		1,429	1	(20)
	10/2025	CNH	58		8	0	0
	10/2025	EUR	65		76	0	0
	10/2025	HKD	565		73	0	0
	10/2025	IDR	5,616,609		340	4	(1)
	10/2025	INR	20,019		225	0	0
	10/2025	KRW	567,239		410	6	0
	10/2025	SGD	1,429		1,114	6	0
	10/2025	THB	3,377		105	0	0
	10/2025	TWD	17,801		601	16	0
	10/2025		$1,398	BRL	7,706	50	0
	10/2025		72	CNH	514	0	0
	10/2025		792	IDR	12,979,376	0	(14)
	10/2025		544	INR	47,737	0	(7)
	10/2025		24	NOK	242	0	0
	10/2025		1,087	PEN	3,814	12	0
	10/2025		131	SEK	1,245	1	0
	10/2025		815	TWD	24,820	0	0
	10/2025	ZAR	2,351		$136	0	0
	11/2025	COP	4,061,452		1,003	0	(29)
	11/2025	NOK	242		24	0	0
	11/2025		$213	AUD	322	0	0
	11/2025		61	ILS	204	1	0
	11/2025		225	INR	20,058	0	0
	11/2025		392	ZAR	6,810	1	0
	11/2025	ZAR	2,649		$153	0	0
	12/2025	PEN	3,822		1,087	0	(12)
	12/2025	TWD	35,986		1,204	16	0
	12/2025		$134	IDR	2,256,256	1	0
	01/2026	BRL	675		$123	0	(1)
	01/2026	TWD	4,846		161	0	0
	03/2026	PEN	613		172	0	(4)
	08/2026		$124	ZAR	2,208	1	0

DUB	10/2025	CNH	6,503		$915	2	0
	10/2025	IDR	3,449,304		210	4	0
	10/2025	INR	32,506		366	0	0
	10/2025	KRW	153,098		110	1	0
	10/2025		$158	ILS	539	5	0
	10/2025		267	INR	23,606	0	(1)
	10/2025		475	PLN	1,731	1	0
	11/2025	ILS	539		$158	0	(5)
	11/2025	INR	2,654		30	0	0
	11/2025		$366	INR	32,571	0	0
	11/2025	ZAR	22,889		$1,308	0	(13)
	12/2025	CLP	63,446		66	0	0

FAR	10/2025	AUD	2,901		1,882	0	(38)
	10/2025	BRL	1,651		301	0	(9)
	10/2025	CHF	66		83	0	0
	10/2025	CNH	2,835		399	2	0
	10/2025	SGD	511		398	2	0
	10/2025		$2,157	AUD	3,304	29	0
	10/2025		310	BRL	1,651	0	0
	10/2025		497	INR	43,861	0	(4)
	10/2025		1,397	JPY	205,443	0	(8)
	10/2025		792	PEN	2,762	4	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	55

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$275	PLN	1,005	$1	$0
	10/2025		3,063	SGD	3,944	0	(5)
	11/2025	AUD	3,304		$2,158	0	(29)
	11/2025	PEN	2,471		673	0	(38)
	11/2025	SGD	3,934		3,063	5	0
	11/2025		$83	CHF	66	0	0
	12/2025	MXN	28,122		$1,484	0	(39)
	02/2026	PEN	2,773		792	0	(4)

GLM	10/2025	BRL	23,400		3,807	0	(590)
	10/2025	CHF	23		29	0	0
	10/2025	CNH	224		31	0	0
	10/2025	IDR	1,301,964		78	0	0
	10/2025	SGD	39		30	0	0
	10/2025		$4,376	BRL	23,400	23	(2)
	10/2025		125	IDR	2,060,169	0	(1)
	10/2025		162	INR	14,221	0	(2)
	10/2025		59	MXN	1,105	1	0
	10/2025		579	TWD	17,716	3	0
	11/2025		789	BRL	4,230	0	(1)
	11/2025		20	ILS	67	0	0
	12/2025	MXN	187		$10	0	0
	12/2025	PEN	287		82	0	(1)
	12/2025		$74	IDR	1,245,122	0	0
	04/2026	BRL	6,500		$1,146	0	(24)

IND	10/2025	AUD	139		91	0	(1)
	10/2025	TWD	4,219		140	1	0

JPM	10/2025	BRL	3,841		709	0	(13)
	10/2025	CAD	2,836		2,052	14	0
	10/2025	CLP	480,375		500	0	0
	10/2025	IDR	6,796,187		407	0	0
	10/2025	INR	18,962		215	2	0
	10/2025	KRW	883,207		630	2	(2)
	10/2025	SGD	197		153	1	0
	10/2025	TWD	19,391		638	2	(1)
	10/2025		$703	BRL	3,841	18	0
	10/2025		117	EUR	99	0	0
	10/2025		215	GBP	160	0	0
	10/2025		530	IDR	8,827,091	0	(2)
	10/2025		60	ILS	201	1	0
	10/2025		97	PLN	357	1	0
	10/2025		29	TWD	887	0	0
	11/2025	ZAR	20,269		$1,156	0	(13)
	12/2025		$97	MXN	1,809	1	0
	04/2026	BRL	13,600		$2,307	0	(139)
	06/2026	ZAR	1,300		73	0	0

MBC	10/2025	CAD	42		31	0	0
	10/2025	CHF	65		81	0	0
	10/2025	CNH	3,673		517	1	0
	10/2025	EUR	95		112	1	0
	10/2025	HKD	6,613		850	0	0
	10/2025	IDR	339,517		21	0	0
	10/2025	JPY	13,182		89	0	0
	10/2025	KRW	842,549		604	4	0
	10/2025	SEK	2,794		291	0	(5)
	10/2025	SGD	1,729		1,349	9	0
	10/2025	THB	2,575		80	0	0
	10/2025		$135	CHF	106	0	(1)
	10/2025		330	CNH	2,354	0	0
	10/2025		453	KRW	631,888	0	(2)
	10/2025		0	NOK	2	0	0
	10/2025		120	SEK	1,150	2	0
	10/2025		90	THB	2,914	0	0
	11/2025	CNH	2,348		$330	0	0
	11/2025	JPY	8,590		58	0	0
	11/2025	NOK	2		0	0	0
	11/2025		$17	JPY	2,573	0	0
	12/2025		162	MXN	3,027	2	0

56	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	10/2025	CNH	3,341		$470	$1	$0
	10/2025	IDR	1,359,366		83	1	0
	10/2025	JPY	98,498		660	0	(6)
	10/2025		$15	JPY	2,287	0	0
	10/2025		105	PLN	380	0	(1)
	10/2025		121	TWD	3,655	0	(1)
	11/2025	JPY	1		$0	0	0
	11/2025		$660	JPY	98,157	6	0
	12/2025	CLP	51,367		$54	1	0
	12/2025	PEN	1,112		311	0	(8)
	12/2025	TWD	3,631		121	2	0
	12/2025		$179	MXN	3,375	4	0

NGF	10/2025	KRW	350,977		$252	2	0
	10/2025		$112	IDR	1,850,354	0	(1)
	11/2025		528	TRY	23,095	9	0

SCX	10/2025	CNH	2,430		$342	1	0
	10/2025	IDR	2,812,326		168	0	0
	10/2025	INR	23,277		262	0	0
	10/2025	PEN	6,573		1,860	0	(33)
	10/2025	SGD	41		32	0	0
	10/2025	TWD	10,819		365	10	0
	10/2025		$703	GBP	525	4	0
	10/2025		115	IDR	1,892,524	0	(2)
	10/2025		260	INR	22,988	0	(2)
	10/2025		80	JPY	11,708	0	(1)
	11/2025	GBP	525		$703	0	(4)
	11/2025	JPY	99		1	0	0
	11/2025		$232	INR	20,666	0	0
	12/2025		168	IDR	2,819,434	0	0

SOG	10/2025	BRL	8,124		$1,523	0	(4)
	10/2025	JPY	214,504		1,442	0	(9)
	10/2025	NZD	145		84	1	0
	10/2025		$1,520	BRL	8,124	8	(1)
	10/2025		6,817	EUR	5,797	0	(11)
	10/2025		729	JPY	107,207	0	(4)
	10/2025		77	TWD	2,317	0	(1)
	11/2025	COP	2,372,706		$582	0	(20)
	11/2025	EUR	5,797		6,831	11	0
	11/2025		$987	HKD	7,675	0	0
	11/2025		1,442	JPY	213,762	9	0
	12/2025		1,365	BRL	7,388	4	0
	03/2026	CLP	483,708		$499	0	(4)

SSB	10/2025	BRL	803		147	0	(4)
	10/2025	GBP	1,052		1,418	3	0
	10/2025	IDR	2,807,880		168	0	0
	10/2025		$474	KRW	663,053	0	(1)
	10/2025		304	TWD	9,263	0	0
	11/2025	BRL	7,740		$1,437	0	(6)
	11/2025	INR	5,602		63	0	0
	11/2025		$323	INR	28,743	0	0

UAG	10/2025	CAD	72		$52	0	0
	10/2025	ILS	996		299	0	(2)
	10/2025	NOK	255		25	0	(1)
	10/2025		$16	ILS	54	1	0
	10/2025		1,214	INR	107,131	0	(9)
	10/2025		105	PLN	380	0	0
	10/2025		90	THB	2,913	0	0
	10/2025		136	ZAR	2,351	0	0
	10/2025	ZAR	2,352		$136	0	0
	11/2025	ILS	54		16	0	(1)
	11/2025	ZAR	10,311		585	0	(10)
	12/2025	TRY	1,643		35	0	(2)

Total Forward Foreign Currency Contracts						$835	$(1,451)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,600	$5	$4
	Call - OTC USD versus HKD		7.800	08/24/2026	5,400	8	5
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	1,040	46	56

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	610	10	19
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,000	1	1

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	1,800	2	2
	Call - OTC USD versus HKD		7.800	08/24/2026	2,000	3	2

						$75	$89

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	2,300	$18	$18
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	600	3	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	1,100	9	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	300	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	700	62	59
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	700	62	59
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	55
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	47
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	1,000	86	92
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	1,000	86	77

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,900	153	174
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,500	202	170

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	4,000	1	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	4,400	2	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	141,600	711	617
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	141,600	711	690
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,700	234	243
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	2,200	190	198

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	3,000	4	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	5,800	5	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	5,900	6	1
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,500	444	504
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	7,200	581	489

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	6,100	13	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	300	3	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	200	3	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	300	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	4,500	396	384
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	4,500	396	370

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	24,600	18	18
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	6,300	6	3
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	2,200	9	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	3,000	39	32
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,600	52	45
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,600	38	24
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	300	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	700	62	60
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	700	62	58

58	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520%	08/13/2035	1,400	$123	$121
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,400	123	114

							$5,038	$4,765

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$	97.961	10/07/2025	2,000	$3	$0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		97.945	10/07/2025	10,200	13	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		97.977	10/07/2025	10,200	14	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		98.063	10/07/2025	8,100	10	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		99.547	11/06/2025	6,300	5	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		98.969	12/04/2025	4,100	5	4

						$50	$4

Total Purchased Options						$5,163	$4,858

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	12,500	$(12)	$(5)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,600	$(2)	$(2)
	Call - OTC USD versus HKD		7.850	08/24/2026	5,400	(2)	(4)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	2,070	(44)	(54)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	610	(2)	(3)
	Call - OTC USD versus BRL		5.800	11/07/2025	610	(5)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,000	0	(1)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	1,800	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	2,000	(1)	(1)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	300	(10)	(2)

						$(67)	$(69)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.086%	10/07/2025	7,400	$(16)	$0

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	2,900	(5)	(6)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131	11/06/2025	4,200	(4)	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	4,800	(10)	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	2,500	(9)	(12)

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.082	10/07/2025	6,100	(14)	0

							$(58)	$(18)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$	96.547	10/07/2025	2,600	$(5)	$(15)

Total Written Options						$(142)	$(107)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	59

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	0.872%	$	100	$(1)	$1	$0	$0

JPM	Hochtief AG	5.000	Quarterly	12/20/2025	0.157	EUR	700	162	(152)	10	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.016	$	500	4	(5)	0	(1)

								$165	$(156)	$10	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	580	$112	$8	$120	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		1,063	209	12	221	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$	859	(237)	170	0	(67)

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	386	77	3	80	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		4,832	994	7	1,001	0

							$1,155	$200	$1,422	$(67)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
JPM	Receive	ERAEMLT Index	4,079	5.510% (SOFR plus a specified spread)	Maturity	07/01/2026	$	21,360	$0	$1,904	$1,904	$0

MEI	Receive	ERAUSLT Index	2,512	5.140% (FEDL01 plus a specified spread)	Monthly	10/15/2025		14,569	0	(58)	0	(58)
	Receive	ERAEMLT Index	10,624	5330% (FEDL01 plus a specified spread)	Maturity	01/07/2026		52,063	0	7,110	7,110	0
	Receive	ERAEMLT Index	2,047	5.405% (SOFR plus a specified spread)	Monthly	03/04/2026		11,872	0	(50)	0	(50)
	Receive	ERAEMLN Index	3,339	4.830% (SOFR plus a specified spread)	Monthly	07/08/2026		8,320	0	(31)	0	(31)
	Receive	ERAEMLN Index	30,195	4.790% (SOFR plus a specified spread)	Monthly	08/05/2026		75,237	0	(280)	0	(280)

									$0	$8,595	$9,014	$(419)

Total Swap Agreements									$1,320	$8,639	$10,446	$(487)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$1	$0	$0	$1	$(48)	$0	$0	$(48)	$(47)	$0	$(47)
BOA	2	491	120	613	(14)	(60)	0	(74)	539	(260)	279
BPS	429	0	221	650	(65)	0	0	(65)	585	(550)	35
BRC	18	344	0	362	(24)	0	(67)	(91)	271	0	271
BSH	46	0	0	46	(69)	0	0	(69)	(23)	0	(23)
CBK	116	0	0	116	(89)	0	0	(89)	27	0	27
DUB	13	1,748	0	1,761	(19)	(6)	0	(25)	1,736	0	1,736
FAR	43	0	0	43	(174)	0	0	(174)	(131)	0	(131)
GLM	27	1,015	0	1,042	(621)	(5)	0	(626)	416	550	966
GSC	0	4	0	4	0	(15)	0	(15)	(11)	0	(11)
GST	0	0	80	80	0	(5)	0	(5)	75	0	75
IND	1	0	0	1	(1)	0	0	(1)	0	0	0
JPM	42	767	2,915	3,724	(170)	0	(1)	(171)	3,553	(3,330)	223
MBC	19	4	0	23	(8)	(2)	0	(10)	13	0	13
MEI	0	0	7,110	7,110	0	0	(419)	(419)	6,691	(9,589)	(2,898)
MYC	0	250	0	250	0	(12)	0	(12)	238	0	238

60	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
MYI	$15	$0	$0	$15	$(16)	$0	$0	$(16)	$(1)	$108	$107
NGF	11	235	0	246	(1)	0	0	(1)	245	0	245
SCX	15	0	0	15	(42)	0	0	(42)	(27)	0	(27)
SOG	33	0	0	33	(54)	0	0	(54)	(21)	0	(21)
SSB	3	0	0	3	(11)	0	0	(11)	(8)	0	(8)
UAG	1	0	0	1	(25)	(2)	0	(27)	(26)	0	(26)

Total Over the Counter	$835	$4,858	$10,446	$16,139	$(1,451)	$(107)	$(487)	$(2,045)

(i)

Securities with an aggregate market value of $658 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$55	$55
Swap Agreements	0	0	0	0	99	99

	$0	$0	$0	$0	$154	$154

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$835	$0	$835
Purchased Options	0	0	0	89	4,769	4,858
Swap Agreements	0	1,432	9,014	0	0	10,446

	$0	$1,432	$9,014	$924	$4,769	$16,139

	$0	$1,432	$9,014	$924	$4,923	$16,293

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$37	$37
Futures	6	0	0	0	6	12
Swap Agreements	0	2	0	0	60	62

	$6	$2	$0	$0	$103	$111

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,451	$0	$1,451
Written Options	0	5	0	69	33	107
Swap Agreements	0	68	419	0	0	487

	$0	$73	$419	$1,520	$33	$2,045

	$6	$75	$419	$1,520	$136	$2,156

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$54	$54
Futures	0	0	(270)	0	643	373
Swap Agreements	0	(274)	0	0	732	458

	$0	$(274)	$(270)	$0	$1,429	$885

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,244)	$0	$(2,244)
Purchased Options	0	0	0	0	(60)	(60)
Written Options	0	5	0	0	131	136
Swap Agreements	0	211	17,825	0	0	18,036

	$0	$216	$17,825	$(2,244)	$71	$15,868

	$0	$(58)	$17,555	$(2,244)	$1,500	$16,753

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$16	$16
Futures	0	0	6	0	(345)	(339)
Swap Agreements	0	(73)	0	0	(902)	(975)

	$0	$(73)	$6	$0	$(1,231)	$(1,298)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(410)	$0	$(410)
Purchased Options	0	0	0	13	(297)	(284)
Written Options	0	6	0	(1)	(7)	(2)
Swap Agreements	0	40	10,846	0	0	10,886

	$0	$46	$10,846	$(398)	$(304)	$10,190

	$0	$(27)	$10,852	$(398)	$(1,535)	$8,892

62	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,329	$0	$7,329
Industrials	0	401	2,000	2,401
Utilities	0	593	0	593
Municipal Bonds & Notes
Nebraska	0	71	0	71
U.S. Government Agencies	0	193,860	0	193,860
U.S. Treasury Obligations	0	4,798	0	4,798
Non-Agency Mortgage-Backed Securities	0	21,726	0	21,726
Asset-Backed Securities
Automobile ABS Other	0	3,477	0	3,477
Automobile Sequential	0	4,481	0	4,481
CMBS Other	0	5,494	0	5,494
Home Equity Other	0	9,364	0	9,364
Whole Loan Collateral	0	4,509	0	4,509
Other ABS	0	16,196	0	16,196
Sovereign Issues	0	23,491	0	23,491
Short-Term Instruments
Commercial Paper	0	1,749	0	1,749
Repurchase Agreements	0	49,800	0	49,800
South Africa Treasury Bills	0	72	0	72

	$0	$347,411	$2,000	$349,411

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,691	$0	$0	$15,691

Total Investments	$15,691	$347,411	$2,000	$365,102

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,302)	$0	$(21,302)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	141	0	154
Over the counter	0	16,139	0	16,139

	$13	$16,280	$0	$16,293

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(105)	0	(105)
Over the counter	0	(1,978)	(67)	(2,045)

	$0	$(2,083)	$(67)	$(2,150)

Total Financial Derivative Instruments	$13	$14,197	$(67)	$14,143

Totals	$15,704	$340,306	$1,933	$357,943

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Schedule of Investments	PIMCO RAE PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 150.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Panama Government International Bonds
4.804% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	1,000	$1,183

Total Loan Participations and Assignments (Cost $1,082)			1,183

CORPORATE BONDS & NOTES 5.7%

BANKING & FINANCE 3.8%

123 Lights Re Ltd.
14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		$250	250

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% due 01/30/2032		800	737

Armor RE II Ltd.
12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		250	267

Athene Global Funding
5.033% due 07/17/2030		4,700	4,778

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		83	80

Bank of Nova Scotia
5.450% due 08/01/2029		3,800	3,968

Barclays PLC
7.437% due 11/02/2033 •		1,500	1,722

Cape Lookout Re Ltd.
10.832% (T-BILL 1MO + 6.900%) due 03/13/2032 ~		550	578

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	700	214

F&G Global Funding
5.875% due 01/16/2030		$200	208

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	800	937

Ford Motor Credit Co. LLC
4.125% due 08/17/2027		$400	394
5.800% due 03/05/2027		400	404
5.800% due 03/08/2029		600	609
7.350% due 11/04/2027		300	313

GA Global Funding Trust
5.900% due 01/13/2035		350	364

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		200	203

HPS Corporate Lending Fund
5.950% due 04/14/2032		800	814

HSBC Holdings PLC
2.848% due 06/04/2031 •		300	279

Integrity RE III Ltd.
13.654% (T-BILL 1MO + 9.750%) due 06/06/2027 ~		250	263

Jackson National Life Global Funding
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~		100	100
5.350% due 01/13/2030		200	207

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •		1,100	1,113

Morgan Stanley
5.656% due 04/18/2030 •		500	522

National Health Investors, Inc.
5.350% due 02/01/2033		100	99

Nature Coast Re Ltd.
13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		250	261

Orange Capital RE DAC
7.979% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	296

Palm RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		$250	265

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)		$1,700	$1,281

Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		250	259

Quercus Re DAC
10.017% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	298

Royal Bank of Canada
4.969% due 08/02/2030 •		$500	512

SBA Tower Trust
1.840% due 04/15/2027		700	669

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		3,800	3,260

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •		1,600	1,619
5.558% due 07/09/2034		300	317

UBS Group AG
4.194% due 04/01/2031 •		250	247
4.751% due 05/12/2028 •		5,300	5,346

Ursa Re Ltd.
11.404% (T-BILL 3MO + 7.500%) due 02/22/2028 ~		500	504

Veraison Re Ltd.
8.904% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	253

VICI Properties LP
4.750% due 02/15/2028		1,800	1,815

Wells Fargo & Co.
3.900% due 07/22/2032 •	EUR	1,100	1,331
5.150% due 04/23/2031 •		$3,400	3,507

Winston RE Ltd.
10.404% (T-BILL 3MO + 6.500%) due 02/21/2028 ~		250	260

			41,723

INDUSTRIALS 1.5%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		1,600	1,549

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		200	199

Bayer U.S. Finance LLC
6.375% due 11/21/2030		200	214
6.500% due 11/21/2033		200	216

Beignet
6.850% due 06/01/2049 «(b)		10,900	10,900

Mars, Inc.
5.200% due 03/01/2035		300	307

Nakilat, Inc.
6.067% due 12/31/2033		77	81

Petroleos del Peru SA
5.625% due 06/19/2047		1,500	1,110

Petroleos Mexicanos
6.350% due 02/12/2048		700	556

United Airlines Pass-Through Trust
5.450% due 08/15/2038		386	399

Viper Energy Partners LLC
5.700% due 08/01/2035		800	814

			16,345

UTILITIES 0.4%

Pacific Gas & Electric Co.
3.000% due 06/15/2028		800	772

Southern California Edison Co.
4.650% due 10/01/2043		800	682
4.700% due 06/01/2027		100	100
5.150% due 06/01/2029		1,500	1,527
5.350% due 03/01/2026		700	703

			3,784

Total Corporate Bonds & Notes (Cost $61,334)			61,852

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	$500	$447

Total Municipal Bonds & Notes (Cost $500)		447

U.S. GOVERNMENT AGENCIES 97.1%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	795	776
4.000% due 11/01/2047 - 03/01/2049	1,071	1,032
4.500% due 04/01/2041	73	72
5.000% due 03/01/2038 - 10/01/2053	2,197	2,207
5.500% due 06/01/2027 - 09/01/2055	75,807	76,831
6.000% due 02/01/2034 - 10/01/2039	394	414
6.500% due 05/01/2053 - 03/01/2055	39,135	40,762

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	3,067	2,919

Federal Home Loan Mortgage Corp. REMICS
1.983% due 07/15/2036 •(a)	66	7
2.213% due 04/15/2036 •(a)	6	1
4.500% due 01/15/2041	72	72
4.817% due 02/15/2037 •	1	1
5.037% due 07/15/2041 •	140	140
5.057% due 06/15/2041 •	133	133
5.157% due 08/15/2037 •	39	39
5.187% due 08/15/2037 •	54	54
5.296% due 11/25/2054 •	4,189	4,196
5.306% due 09/25/2055 •	5,959	6,042
5.342% due 01/15/2038 •	25	25
5.456% due 11/25/2054 - 09/25/2055 •	15,534	15,567
5.506% due 03/25/2055 •	6,778	6,823
5.556% due 02/25/2055 •	851	856
5.806% due 12/25/2054 •	1,730	1,745

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.532% due 08/25/2031 •	11	11
5.353% due 02/25/2045 •	7	7

Federal National Mortgage Association
3.000% due 01/01/2027 - 12/01/2032	1,376	1,338
3.500% due 06/01/2045 - 02/01/2049	9,345	8,698
4.000% due 11/01/2025 - 11/01/2028	53	50
4.202% due 10/01/2029 ~	5,500	5,530
4.300% due 12/01/2029	3,808	3,843
4.500% due 03/01/2026 - 07/01/2052	3,200	3,145
4.540% due 07/01/2030	1,300	1,320
4.560% due 08/01/2030	5,275	5,374
4.705% due 09/01/2031 ~	10,000	10,197
4.720% due 10/01/2028 - 08/01/2030	3,585	3,660
4.770% due 10/01/2028	1,500	1,533
4.850% due 05/01/2029	900	919
4.860% due 08/01/2030	1,700	1,758
4.930% due 06/01/2029	2,400	2,465
5.300% due 11/01/2030	4,900	5,138
5.420% due 06/01/2043 •	21	21
5.421% due 07/01/2044 •	4	4
5.500% due 12/01/2028 - 11/01/2054	6,456	6,627
5.942% due 07/01/2035 •	4	4
5.950% due 11/01/2035 •	10	10
5.963% due 11/01/2034 •	1	1
6.000% due 05/01/2035 - 05/01/2041	196	204
6.187% due 01/01/2035 •	5	5
6.290% due 07/01/2034 •	48	48

64	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.305% due 07/01/2035 •	$8	$8
6.405% due 07/01/2036 •	17	17
6.406% due 06/01/2035 •	18	19
6.425% due 03/01/2035 •	1	1
6.434% due 05/01/2036 •	12	13
6.435% due 12/01/2033 •	28	29
6.455% due 08/01/2035 •	27	27
6.460% due 09/01/2036 •	6	7
6.472% due 08/01/2035 •	36	37
6.487% due 09/01/2035 •	7	7
6.500% due 09/01/2034 - 03/01/2055	51,552	53,800
6.531% due 09/01/2035 •	11	11
6.540% due 10/01/2035 •	4	4
6.569% due 08/01/2036 •	9	9
6.604% due 12/01/2033 •	7	8
6.810% due 06/01/2035 •	21	22

Federal National Mortgage Association - BAML
4.150% due 11/01/2055 «(b)	22,680	22,634

Federal National Mortgage Association REMICS
1.379% due 03/25/2041 •(a)	118	12
2.229% due 03/25/2036 •(a)	31	2
4.523% due 12/25/2036 •	16	16
4.821% due 03/25/2037 - 07/25/2037 •	9	9
4.851% due 07/25/2037 •	13	13
4.871% due 09/25/2035 •	22	21
5.191% due 06/25/2037 •	13	13
5.221% due 01/25/2040 •	4	4
5.291% due 12/25/2039 •	8	8
5.306% due 11/25/2054 •	3,422	3,423
5.371% due 07/25/2039 •	3	3
5.456% due 07/25/2055 •	475	476
5.506% due 08/25/2055 - 09/25/2055 •	20,076	20,147
5.756% due 09/25/2055 •	7,060	7,118
6.373% due 05/25/2035 ~	3	3
8.678% due 12/25/2036 •	2	2

Federal National Mortgage Association Trust
4.821% due 09/25/2042 •	97	97

Government National Mortgage Association
3.500% due 01/15/2042 - 07/15/2045	2,561	2,391
4.750% due 11/20/2044 •	25	25
5.000% due 06/15/2034 - 06/15/2041	716	732
5.170% due 09/20/2055 •	10,109	10,113
6.000% due 05/15/2037 - 07/15/2037	37	38

Government National Mortgage Association REMICS
4.977% due 04/20/2068 •	79	80
5.150% due 07/20/2065 «	5,000	4,997
5.510% due 09/20/2055 •	8,500	8,518
5.539% due 07/20/2055 •	1,944	1,950

Government National Mortgage Association, TBA
4.000% due 10/01/2055 - 11/01/2055	36,570	34,385
4.500% due 11/01/2055	16,170	15,675
5.000% due 11/01/2055	32,540	32,329
5.500% due 11/01/2055	15,470	15,577
6.000% due 10/01/2055 - 11/01/2055	15,270	15,531

U.S. Small Business Administration
5.290% due 12/01/2027	12	12
5.600% due 09/01/2028	96	98

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	1,950	1,713
4.000% due 11/01/2055	46,300	43,631
4.500% due 11/01/2055	41,210	39,957
5.000% due 11/01/2055	85,200	84,449
5.500% due 10/01/2055	8,650	8,723
6.000% due 10/01/2055 - 11/01/2055	230,450	235,399
6.500% due 10/01/2055 - 11/01/2055	169,800	175,582

Total U.S. Government Agencies (Cost $1,063,141)		1,062,549

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 3.7%

U.S. Treasury Bonds
4.625% due 05/15/2044 (h)(j)		$13,000	$12,908

U.S. Treasury Inflation Protected Securities (e)
0.625% due 02/15/2043		1,005	764
0.750% due 02/15/2045 (h)		2,058	1,536
1.000% due 02/15/2046 (h)		4,350	3,358
1.000% due 02/15/2048		1,148	861
1.000% due 02/15/2049		385	284
0.625% due 07/15/2032 (h)		1,445	1,369

U.S. Treasury Notes
3.875% due 07/31/2030		18,700	18,815

Total U.S. Treasury Obligations (Cost $42,552)			39,895

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%

Adjustable Rate Mortgage Trust
5.131% due 01/25/2036 ~		96	72

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		27	17

Angel Oak Mortgage Trust
4.800% due 11/26/2068 þ		1,574	1,567

APS Resecuritization Trust
4.720% due 08/28/2054 ~		793	788

Avon Finance
4.886% due 12/28/2049 •	GBP	2,669	3,598

Banc of America Funding Trust
4.630% due 12/20/2046 •		$63	56
4.670% due 04/20/2047 •		3	2
4.810% due 06/20/2047 •		173	143
6.412% due 10/25/2036 þ		1,509	1,371

Bear Stearns ALT-A Trust
4.772% due 01/25/2036 •		4	4
5.425% due 05/25/2035 ~		1	1

Bear Stearns ARM Trust
4.839% due 07/25/2034 ~		5	5
6.242% due 01/25/2033 ~		25	25
6.331% due 04/25/2033 ~		1	1
6.375% due 08/25/2033 ~		2	2

Bear Stearns Structured Products, Inc. Trust
4.972% due 01/26/2036 ~		57	40

Bella Vista Mortgage Trust
4.850% due 01/22/2045 •		457	435

BINOM Securitization Trust
3.000% due 02/25/2061 ~		816	767

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		1,976	1,793
3.250% due 08/25/2064 ~		2,623	2,354
3.375% due 12/25/2064 ~		5,005	4,539
5.606% due 05/25/2055 •		1,694	1,692

Chase Mortgage Finance Trust
6.868% due 02/25/2037 ~		19	19

ChaseFlex Trust
4.872% due 07/25/2037 •		342	304

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.522% due 01/25/2036 •		88	84
4.522% due 06/25/2036 •		137	133

CHL Mortgage Pass-Through Trust
4.932% due 02/25/2035 •		1	1
5.072% due 09/25/2034 •		26	25
6.224% due 02/20/2036 •		5	4

Citigroup Mortgage Loan Trust, Inc.
6.480% due 10/25/2035 •		6	6
6.490% due 05/25/2035 •		6	6
9.170% due 09/25/2062 þ		4,655	4,670

Countrywide Alternative Loan Trust
4.132% due 05/25/2036 ~		105	91
4.632% due 05/25/2047 •		94	88
4.652% due 09/25/2046 •		292	286
4.672% due 08/25/2037 •		10	6
4.772% due 05/25/2035 •		2,461	1,832
4.832% due 02/25/2037 •		542	461
4.890% due 12/20/2035 •		38	36

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.912% due 11/25/2035 •		$199	$183
5.153% due 12/25/2035 •		5	5
5.500% due 11/25/2035		4	3
5.713% due 08/25/2035 •		1,054	979
6.000% due 06/25/2047		3,260	1,650
6.250% due 08/25/2036		125	66

Cross Mortgage Trust
5.129% due 09/25/2069 ~		3,779	3,783

CSMC Trust
4.209% due 07/27/2061 ~		2,474	2,465

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.932% due 02/25/2036 •		883	874
5.772% due 10/25/2047 •		179	138

Eurohome U.K. Mortgages PLC
4.255% due 06/15/2044 •	GBP	3	4

First Horizon Alternative Mortgage Securities Trust
4.601% due 08/25/2035 ~		$77	63

GreenPoint Mortgage Pass-Through Certificates
7.107% due 10/25/2033 ~		9	9

GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~		15	13
6.000% due 05/25/2037		171	124

HarborView Mortgage Loan Trust
4.468% due 07/19/2047 •		169	167
4.658% due 12/19/2036 •		51	40
4.748% due 01/19/2036 •		321	208
4.788% due 03/19/2035 •		698	713

IndyMac INDX Mortgage Loan Trust
3.558% due 01/25/2036 ~		75	68
4.672% due 11/25/2046 •		7,296	6,972
4.912% due 07/25/2045 •		3	2

JP Morgan Mortgage Trust
5.464% due 04/25/2037 ~		3	3
5.750% due 01/25/2036		10	4

Legacy Mortgage Asset Trust
5.250% due 07/25/2067 þ		1,055	1,055

Lehman XS Trust
4.672% due 07/25/2047 •		3,353	3,297
4.772% due 08/25/2037 •		41	40

MASTR Adjustable Rate Mortgages Trust
4.916% due 10/25/2033 ~		33	29
4.953% due 12/25/2046 •		3,956	3,269

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.705% due 12/15/2030 •		39	38

Merrill Lynch Alternative Note Asset Trust
4.672% due 03/25/2037 •		434	102

Merrill Lynch Mortgage Investors Trust
5.850% due 05/25/2033 ~		2	2

Merrion Square Residential DAC
3.008% due 03/24/2081 •	EUR	3,473	4,086

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		$1,337	1,293
3.500% due 10/25/2059 ~		32	30

Nomura Resecuritization Trust
5.172% due 03/25/2037 •		1,649	1,601

OBX Trust
5.441% due 05/25/2065 þ		2,116	2,135

PHH Alternative Mortgage Trust
4.592% due 02/25/2037 •		130	96

RALI Trust
4.612% due 01/25/2037 •		124	110
4.642% due 08/25/2036 •		599	546

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		1,689	1,694

Residential Asset Securitization Trust
6.000% due 09/25/2036		908	264
6.000% due 05/25/2037		330	165
6.250% due 07/25/2036		313	234

Sequoia Mortgage Trust
4.650% due 07/20/2036 •		83	72
4.670% due 06/20/2036 •		88	82

Stratton Mortgage Funding PLC
5.137% due 06/20/2060 •	GBP	701	945

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
3.925% due 01/25/2035 ~		$14	$14
3.937% due 11/25/2035 ~		34	32
4.529% due 08/25/2035 ~		37	32
4.592% due 10/25/2035 •		997	962
4.944% due 09/25/2035 ~		24	22
5.553% due 01/25/2035 •		71	65

Structured Asset Mortgage Investments II Trust
3.498% due 05/25/2047 ~		1,950	1,574
4.832% due 02/25/2036 •		31	26
4.948% due 02/19/2035 •		2	2

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	2,019	2,722

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~		920	1,240

Wachovia Mortgage Loan Trust LLC
6.988% due 05/20/2036 ~		$5	5

WaMu Mortgage Pass-Through Certificates Trust
3.714% due 01/25/2037 ~		373	324
3.943% due 12/25/2046 •		262	239
4.357% due 12/25/2036 ~		124	114
4.402% due 06/25/2037 ~		849	765
4.812% due 12/25/2045 •		1,445	1,466
4.852% due 10/25/2045 •		8	8
4.912% due 01/25/2045 •		58	58
4.963% due 07/25/2047 •		30	25
5.033% due 10/25/2046 •		329	288
5.143% due 06/25/2046 •		2,414	2,232
5.153% due 02/25/2046 •		199	183
5.653% due 10/25/2046 •		42	40

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.903% due 02/25/2047 •		139	129
6.000% due 07/25/2036		1,052	823

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		81	71
6.443% due 07/25/2037 ~		1,401	1,303

Total Non-Agency Mortgage-Backed Securities (Cost $81,016)			81,809

ASSET-BACKED SECURITIES 21.0%

AUTOMOBILE SEQUENTIAL 2.0%

AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028		360	360

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		2,200	2,262
6.120% due 04/20/2027		4,900	4,930

Carvana Auto Receivables Trust
5.620% due 01/10/2029		255	257

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		484	486

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,467	1,481

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		5,000	5,108
5.490% due 06/25/2027		800	805

Lendbuzz Securitization Trust
7.500% due 12/15/2028		4,067	4,143

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032		102	102

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		195	195

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		312	314

Research-Driven Pagaya Motor Asset Trust VII
5.380% due 11/25/2030		139	139

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		857	860

			21,442

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 3.4%

BDS LLC
5.705% due 10/21/2042 •	$5,250	$5,227

M360 Ltd.
6.500% due 11/22/2038 •	2,700	2,655

MF1 LLC
5.708% due 02/18/2040 •	5,800	5,788

MF1 Ltd.
5.700% due 10/16/2036 •	4,600	4,580
5.884% due 02/19/2037 •	5,900	5,902
6.000% due 10/16/2036 •	4,600	4,580

Ready Capital Mortgage Financing LLC
6.532% due 10/25/2039 •	22	23

Starwood Ltd.
6.172% due 11/15/2038 •	9,100	9,084

		37,839

HOME EQUITY OTHER 7.1%

ABFC Trust
5.322% due 03/25/2034 •	1,294	1,270

ACE Securities Corp. Home Equity Loan Trust
4.887% due 12/25/2035 •	3,158	3,009

Argent Securities Trust
4.382% due 09/25/2036 •	76	24

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.354% due 01/25/2034 •	98	95
3.461% due 02/25/2034 •	489	519

Asset-Backed Securities Corp. Home Equity Loan Trust
2.927% due 03/25/2036 •	9,752	8,738

Bear Stearns Asset-Backed Securities I Trust
4.592% due 08/25/2036 •	572	557
5.292% due 10/25/2035 •	467	467

C-BASS Trust
4.392% due 11/25/2036 •	18	8

Carrington Mortgage Loan Trust
4.532% due 02/25/2037 •	286	276

Citigroup Mortgage Loan Trust, Inc.
4.572% due 12/25/2036 •	328	123
4.592% due 09/25/2036 •	2,421	1,873
5.172% due 09/25/2035 •	4,687	4,566

Countrywide Asset-Backed Certificates
4.772% due 01/25/2046 •	6,122	5,822

Countrywide Asset-Backed Certificates Trust
4.197% due 05/25/2036 •	826	820
4.522% due 06/25/2047 •	1,117	1,086
4.552% due 12/25/2046 •	919	880
4.672% due 06/25/2037 •	1,934	1,953
4.792% due 12/25/2036 •	3,447	3,292

Fremont Home Loan Trust
4.332% due 01/25/2037 •	10	5
4.932% due 01/25/2036 •	29	28

GSAA Home Equity Trust
4.512% due 06/25/2036 •	65	12

GSAMP Trust
4.362% due 01/25/2037 •	2,020	1,240
4.532% due 12/25/2046 •	1,271	675
4.572% due 12/25/2046 •	29	14
4.732% due 01/25/2037 •	4,200	3,658

Home Equity Asset Trust
5.872% due 12/25/2034 •	741	741

HSI Asset Securitization Corp. Trust
4.492% due 12/25/2036 •	893	223
4.737% due 03/25/2036 •	7,873	7,130

JP Morgan Mortgage Acquisition Trust
4.572% due 07/25/2036 •	61	28

Long Beach Mortgage Loan Trust
4.712% due 02/25/2036 •	70	69
4.832% due 10/25/2034 •	15	15
5.247% due 04/25/2035 •	16	16

MASTR Asset-Backed Securities Trust
4.592% due 10/25/2036 •	278	133
4.752% due 03/25/2036 •	40	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 01/25/2037 •	$3,221	$1,237
4.402% due 02/25/2037 •	688	616
4.522% due 03/25/2037 •	2,480	1,056
4.552% due 08/25/2036 •	392	197
5.202% due 07/25/2035 •	87	85

Morgan Stanley Home Equity Loan Trust
4.442% due 04/25/2037 •	1,506	783

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	692	227

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.932% due 10/25/2036 •	158	29

NovaStar Mortgage Funding Trust
4.532% due 03/25/2037 •	4,184	2,732
4.592% due 10/25/2036 •	214	99

Option One Mortgage Loan Trust Asset-Backed Certificates
5.007% due 11/25/2035 •	6,767	5,889

Ownit Mortgage Loan Trust
5.172% due 10/25/2036 •	25	24

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.247% due 07/25/2035 •	3,200	2,763
5.997% due 02/25/2035 •	3,359	3,106

RCKT Mortgage Trust
6.147% due 06/25/2044 þ	662	671

Residential Asset Mortgage Products Trust
5.337% due 05/25/2035 •	1,952	1,909

Securitized Asset-Backed Receivables LLC Trust
4.992% due 10/25/2035 •	304	267

SG Mortgage Securities Trust
4.632% due 02/25/2036 •	8,210	4,039

Soundview Home Loan Trust
4.352% due 06/25/2037 •	52	35
4.737% due 02/25/2036 •	121	115
4.792% due 02/25/2037 •	135	36

Structured Asset Securities Corp. Mortgage Loan Trust
4.432% due 03/25/2036 •	1,140	1,115
4.692% due 02/25/2037 •	990	977

WaMu Asset-Backed Certificates WaMu Trust
4.512% due 05/25/2037 •	405	361

		77,757

HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
4.712% due 01/25/2037 •	2,197	1,238

Morgan Stanley Mortgage Loan Trust
4.992% due 04/25/2037 •	35	9

		1,247

WHOLE LOAN COLLATERAL 1.0%

PRET LLC
5.732% due 08/25/2055 þ	3,874	3,887
5.744% due 07/25/2051 þ	820	820

Securitized Asset-Backed Receivables LLC Trust
4.772% due 05/25/2036 •	7,233	3,915

Specialty Underwriting & Residential Finance Trust
4.570% due 12/25/2036 •	486	481

VCAT LLC
5.977% due 01/25/2055 þ	1,965	1,970

		11,073

OTHER ABS 7.4%

AGL CLO 5 Ltd.
5.975% due 07/20/2034 •	1,200	1,203

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037	735	728

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038	700	680

66	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		$300	$288

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		300	287

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038		400	394

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		400	385

Anchorage Credit Funding 7 Ltd.
4.620% due 04/25/2037		241	241

Arbour CLO VI DAC
3.186% due 11/15/2037 •	EUR	4,200	4,942

Atlas Senior Loan Fund XV Ltd.
5.539% due 10/23/2032 •		$2,118	2,121

Bain Capital Credit CLO Ltd.
5.775% due 10/20/2034 •		2,200	2,201
5.975% due 10/20/2034 •		2,200	2,199

Black Diamond CLO DAC
3.016% due 05/15/2032 •	EUR	1,675	1,969

CarVal CLO I Ltd.
5.548% due 07/16/2031 •		$4,247	4,252

CBAMR Ltd.
5.948% due 07/15/2037 •		3,300	3,316

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		300	290

Contego CLO III BV
3.297% due 04/15/2038 •	EUR	1,700	2,003

CRB Securitization Trust
6.960% due 10/20/2033		$77	77

Gallatin CLO VIII Ltd.
6.229% due 07/15/2031 •		2,700	2,710

Harvest CLO XXI DAC
1.040% due 07/15/2031	EUR	541	625

Invesco Euro CLO III DAC
3.126% due 10/30/2038 •		1,500	1,763

Jubilee CLO DAC
2.676% due 04/15/2031 •		947	1,112

Madison Park Euro Funding XIV DAC
2.826% due 07/15/2032 •		1,791	2,105

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •		$3,000	3,006

Navesink CLO 2 Ltd.
5.588% due 04/15/2036 •		2,700	2,702

Nelnet Student Loan Trust
0.000% due 06/22/2065 •		3,000	3,004
4.670% due 06/22/2065		4,000	3,990
6.589% due 02/20/2041 •		251	257
6.640% due 02/20/2041		251	260

Ocean Trails CLO X
6.018% due 10/15/2034 •		2,000	2,004

OZLM XXIV Ltd.
6.037% due 07/20/2032 •		2,500	2,512
6.287% due 07/20/2032 •		1,500	1,503

Pagaya AI Debt Grantor Trust
4.497% due 04/15/2033		1,100	1,101

Regatta XXIII Funding Ltd.
5.737% due 01/20/2035 •		4,800	4,818

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		300	284

Segovia European CLO DAC
2.904% due 07/20/2032 ~	EUR	2,168	2,548

SMB Private Education Loan Trust
5.822% due 03/15/2056 •		$2,870	2,905
5.924% due 11/15/2052 •		396	401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		$1,203	$1,164

Theorem Funding Trust
7.580% due 04/15/2029		22	22

Toro European CLO 6 DAC
2.921% due 01/12/2032 •	EUR	10,592	12,450

			80,822

Total Asset-Backed Securities (Cost $232,962)			230,180

SOVEREIGN ISSUES 9.3%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (c)	BRL	114,200	20,045

Colombia Government International Bonds
8.375% due 11/07/2054		$2,100	2,228

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,100	1,593

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,300	5,384

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		1,400	1,081

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	1,600	1,612

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	660,000	3,889

Mexico Bonos
8.500% due 03/01/2029	MXN	77,600	4,300

Mexico Udibonos
2.750% due 11/27/2031 (e)		2,052	101
3.000% due 12/03/2026 (e)		2,565	139
4.000% due 11/30/2028 (e)		2,608	142
4.000% due 08/24/2034 (e)		14,365	751

Peru Government Bonds
6.850% due 08/12/2035	PEN	45,400	13,830
7.300% due 08/12/2033		17,800	5,717
7.600% due 08/12/2039		1,000	315

Peru Government International Bonds
5.400% due 08/12/2034		19,500	5,440
6.150% due 08/12/2032		21,400	6,534
6.950% due 08/12/2031		2,160	689

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	165,230	7,595
7.000% due 02/28/2031		91,000	4,998
8.000% due 01/31/2030		27,600	1,604
8.250% due 03/31/2032		16,600	949
8.500% due 01/31/2037		21,300	1,136
8.875% due 02/28/2035		90,100	5,126

Romania Government International Bonds
6.750% due 07/11/2039	EUR	2,100	2,516

Saudi Government International Bonds
5.625% due 01/13/2035		$1,800	1,920

Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	43,800	1,027
42.493% (BISTREFI) due 05/20/2026 ~		400	10
42.493% (BISTREFI) due 08/19/2026 ~		300	7
42.493% (BISTREFI) due 05/17/2028 ~		49,900	1,181

Total Sovereign Issues (Cost $97,068)			101,859

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 6.1%

COMMERCIAL PAPER 3.4%

Alimentation Couche-Tard, Inc.
4.560% due 10/03/2025	$10,750	$10,746

Crown Castle, Inc.
4.620% due 10/23/2025	6,200	6,182
4.800% due 10/09/2025	1,380	1,378

Harley-Davidson Financial Services, Inc.
4.730% due 12/02/2025	1,500	1,488

HCA, Inc.
4.650% due 10/20/2025	9,100	9,077
4.650% due 10/21/2025	1,900	1,895

Keurig Dr. Pepper, Inc.
4.450% due 10/15/2025	6,390	6,379

		37,145

REPURCHASE AGREEMENTS (f) 2.4%
		26,500

SHORT-TERM NOTES 0.3%

Pagaya AI Debt Grantor Trust
4.248% due 09/15/2026	3,300	3,300

U.S. TREASURY BILLS 0.0%
3.931% due 01/27/2026 (c)(d)	135	134

Total Short-Term Instruments (Cost $67,081)		67,079

Total Investments in Securities (Cost $1,646,736)		1,646,853

	SHARES
INVESTMENTS IN AFFILIATES 16.8%

SHORT-TERM INSTRUMENTS 16.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.8%

PIMCO Short Asset Portfolio	5,150,524	50,532

PIMCO Short-Term Floating NAV Portfolio III	13,701,363	133,437

Total Short-Term Instruments (Cost $183,651)		183,969

Total Investments in Affiliates (Cost $183,651)		183,969

Total Investments 167.3% (Cost $1,830,387)		$1,830,822

Financial Derivative Instruments (g)(i) 7.7% (Cost or Premiums, net $37,212)		84,633

Other Assets and Liabilities, net (75.0)%		(821,064)

Net Assets 100.0%		$1,094,391

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	4.220%	09/30/2025	10/01/2025	$2,300	U.S. Treasury Notes 3.500% due 09/30/2029	$(2,346)	$2,300	$2,300
BOS	4.290	09/30/2025	10/01/2025	24,200	U.S. Treasury Notes 1.500% - 4.500% due 01/31/2027 - 05/15/2027	(24,692)	24,200	24,203

Total Repurchase Agreements						$(27,038)	$26,500	$26,503

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$22,910	$(18,464)	$(18,472)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	7,460	(6,158)	(6,286)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	25,000	(21,042)	(21,070)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	68,890	(63,173)	(62,930)
Uniform Mortgage-Backed Security, TBA	5.500	10/01/2055	4,141	(4,178)	(4,172)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	8,679	(8,725)	(8,752)

Total Short Sales (10.7)%				$(121,740)	$(121,682)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$26,503	$0	$0	$26,503	$(27,038)	$(535)

Total Borrowings and Other Financing Transactions	$26,503	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(110) at a weighted average interest rate of 4.414%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$113.500	10/24/2025	587	$587	$(201)	$(126)

68	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	587	$587	$(73)	$(65)

Total Written Options					$(274)	$(191)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
30-Day Federal Fund February Futures	02/2026	262	$105,286	$(3)	$0	$(1)
Canada Government 10-Year Bond December Futures	12/2025	176	15,487	52	70	0
Euro-Buxl 30-Year Bond December Futures	12/2025	1	134	3	1	0
U.S. Treasury 2-Year Note December Futures	12/2025	782	162,968	81	85	0
U.S. Treasury 5-Year Note December Futures	12/2025	1,257	137,259	(83)	49	0
U.S. Treasury 10-Year Note December Futures	12/2025	465	52,313	303	0	(7)
U.S. Treasury Long-Term Bond December Futures	12/2025	159	18,538	360	0	(40)

				$713	$205	$(48)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	272	$(32,657)	$(139)	$153	$0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	155	(17,837)	(169)	10	0

				$(308)	$163	$0

Total Futures Contracts				$405	$368	$(48)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.222%	$	100	$1	$(1)	$0	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326		2,100	27	(9)	18	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR	1,000	6	(4)	2	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.170		100	1	(1)	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079	$	1,900	21	1	22	0	0

							$56	$(14)	$42	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$	294	$0	$21	$21	$1	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		3,500	251	17	268	0	(5)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		3,500	169	115	284	1	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		2,600	198	6	204	3	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		330	7	1	8	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		26,200	586	16	602	3	0

						$1,211	$176	$1,387	$8	$(5)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	80,400	$(391)	$(74)	$(465)	$111	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	9	7	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	9	8	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		500	(1)	(10)	(11)	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	69

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/17/2035	GBP	9,500	$(279)	$117	$(162)	$30	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		4,840	229	(83)	146	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	USD	50,580	228	(603)	(375)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		47,200	(79)	56	(23)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		4,700	(54)	142	88	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,600	0	(14)	(14)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		13,780	0	(86)	(86)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,500	(3)	(21)	(24)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		12,260	389	(139)	250	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		39,310	(830)	190	(640)	0	(18)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		49,210	(807)	(47)	(854)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		21,700	142	2,717	2,859	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		14,500	42	(209)	(167)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		8,400	1,178	(243)	935	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		5,980	(63)	(30)	(93)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		1,500	(29)	10	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		67,600	4,419	(1,696)	2,723	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		500	(2)	(22)	(24)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		600	(3)	(11)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		700	(3)	(9)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		500	(2)	(2)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	1	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		12,750	71	(197)	(126)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		170	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		500	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	7	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		500	(2)	10	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		240	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		250	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		400	(2)	13	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		500	(2)	15	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		1,100	(4)	20	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		800	(3)	15	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,100	(5)	15	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		500	(2)	9	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		43,600	(272)	60	(212)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		300	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		800	(3)	20	17	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		600	(2)	10	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		400	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		500	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		700	(2)	15	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		800	(2)	17	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		1,100	(3)	22	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		1,000	(3)	31	28	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		500	(1)	18	17	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		400	(1)	15	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		800	(2)	30	28	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		300	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		450	(2)	(6)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		700	(3)	(11)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		900	(3)	(12)	(15)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		600	(2)	(9)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		800	(2)	(14)	(16)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,100	(3)	(25)	(28)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,500	(4)	(29)	(33)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		900	(3)	(13)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		1,400	(7)	16	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		51,780	(8)	(404)	(412)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.982	Semi-Annual	02/15/2036		5,500	(1)	1,442	1,441	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		10,900	166	334	500	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		11,300	2,127	3,335	5,462	28	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		7,330	0	113	113	0	(20)

70	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.054%	Annual	11/15/2052	USD	7,620	$0	$127	$127	$0	$(20)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,540	514	1,475	1,989	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		6,900	(155)	705	550	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		32,450	502	2,235	2,737	98	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		26,970	(2,312)	262	(2,050)	0	(79)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	4,200	0	(4)	(4)	0	(1)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		46,600	1	(42)	(41)	0	(8)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		8,100	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		87,700	0	17	17	10	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		29,700	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		2,400	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	56,200	0	(16)	(16)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi- Annual	09/20/2033	AUD	23,800	(102)	531	429	63	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi- Annual	06/18/2035		15,800	313	(70)	243	55	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	1,200	(1)	1	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	800	(1)	(7)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		700	(1)	(1)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		400	(1)	1	0	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		3,130	14	(5)	9	5	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		500	(2)	(39)	(41)	0	(1)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		370	(2)	(24)	(26)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(16)	(17)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(16)	(17)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		300	(1)	(20)	(21)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		500	(2)	(30)	(32)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		600	(2)	(32)	(34)	0	(2)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(18)	(19)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		400	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	0	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		600	(2)	4	2	0	(2)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	5	4	0	(2)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		400	(1)	(3)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		500	(1)	(13)	(14)	2	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		400	(1)	5	4	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(1)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		600	(2)	(1)	(3)	2	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		500	(1)	6	5	2	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		400	(1)	2	1	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		500	(1)	(9)	(10)	2	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		500	(2)	9	7	0	(2)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		400	(2)	7	5	0	(1)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		500	(2)	7	5	0	(2)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		500	(2)	8	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		400	(1)	9	8	0	(1)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	15,500	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		21,400	0	(6)	(6)	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		2,800	0	3	3	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		77,900	(157)	(85)	(242)	0	(3)
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		21,400	0	(111)	(111)	0	(1)
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		15,500	0	(79)	(79)	0	(1)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		41,600	37	50	87	2	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		$19,900	0	97	97	2	0
Receive	CPURNSA	2.347	Maturity	04/11/2030		3,650	0	45	45	0	0
Receive	CPURNSA	2.390	Maturity	04/10/2035		34,000	0	439	439	13	0

							$4,688	$10,233	$14,921	$501	$(293)

Total Swap Agreements							$5,955	$10,395	$16,350	$509	$(298)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$368	$509	$877		$(191)	$(48)	$(300)	$(539)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	71

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

(h)

Securities with an aggregate market value of $6,784 and cash of $18,407 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	39,115		$45,622	$0	$(301)
	10/2025		$12,153	CAD	16,907	0	(4)
	11/2025	CAD	16,880		$12,153	4	0

BOA	10/2025	JPY	83,262		556	0	(7)
	10/2025		$300	ILS	1,010	5	0
	10/2025		658	INR	58,207	0	(3)
	10/2025		1,289	JPY	191,862	8	0
	10/2025		632	KRW	875,253	0	(8)
	10/2025		475	NZD	825	3	0
	10/2025		178	PLN	641	0	(2)
	11/2025	ILS	2,004		$594	0	(11)
	11/2025	NZD	825		476	0	(3)
	11/2025	PEN	11,107		3,073	0	(122)
	11/2025		$199	ILS	666	2	0
	11/2025		556	JPY	82,974	7	0
	11/2025	ZAR	16,290		$934	0	(6)
	12/2025	PEN	16,773		4,610	0	(213)
	12/2025		$469	MXN	8,829	9	0

BPS	10/2025	BRL	12,400		$2,071	0	(259)
	10/2025	CAD	808		582	1	0
	10/2025	CNH	15,862		2,227	1	0
	10/2025	IDR	47,647,597		2,881	28	(4)
	10/2025	INR	70,594		801	7	0
	10/2025	JPY	96,463		649	0	(3)
	10/2025	TRY	7,951		187	0	(3)
	10/2025	TWD	115,646		3,846	52	(5)
	10/2025		$2,275	BRL	12,400	55	0
	10/2025		2,119	IDR	34,995,798	0	(22)
	10/2025		3,054	KRW	4,221,429	0	(47)
	10/2025		2,126	PLN	7,739	3	(1)
	11/2025	IDR	8,522,797		$510	0	(1)
	11/2025	INR	51,625		580	0	0
	11/2025	KRW	448,581		320	0	0
	11/2025		$37	BRL	200	0	0
	11/2025		610	ILS	2,051	9	0
	11/2025		649	JPY	96,128	3	0
	12/2025	TWD	15,237		$508	5	0
	12/2025		$706	IDR	11,877,180	4	0
	12/2025		782	MXN	14,814	21	0
	04/2026	BRL	4,000		$700	0	(19)

BRC	10/2025	CHF	2,965		3,714	0	(10)
	10/2025	IDR	336,785		21	0	0
	10/2025		$3,962	CHF	3,177	29	0

72	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$3,412	GBP	2,534	$1	$(5)
	10/2025		77	MXN	1,450	2	0
	10/2025		3	NOK	31	0	0
	10/2025		830	PLN	3,034	5	0
	10/2025		180	TRY	7,711	4	0
	11/2025	NOK	31		$3	0	0
	11/2025		$3,714	CHF	2,953	10	0
	11/2025		165	TRY	7,208	2	0
	11/2025	ZAR	46,100		$2,618	0	(42)
	12/2025	PEN	7,951		2,222	0	(64)
	12/2025		$2,771	TRY	122,095	18	0

BSH	10/2025	BRL	7,000		$1,316	1	0
	10/2025		$1,287	BRL	7,000	28	0
	10/2025		140	NZD	242	0	0
	11/2025	NZD	242		$140	0	0
	11/2025	PEN	3,386		922	0	(52)
	11/2025		$104	PEN	385	7	0
	12/2025	PEN	24,778		$6,964	0	(159)
	12/2025		$5,866	BRL	32,547	162	0
	02/2026		13,678	PEN	47,828	46	0
	04/2026	BRL	7,500		$1,320	0	(29)

CBK	10/2025	AUD	1,111		725	0	(10)
	10/2025	BRL	2,387		449	0	0
	10/2025	CAD	9		7	0	0
	10/2025	CNH	302		43	0	0
	10/2025	DKK	114		18	0	0
	10/2025	EUR	1,652		1,928	0	(11)
	10/2025	IDR	29,546,110		1,787	19	(3)
	10/2025	INR	98,840		1,113	1	0
	10/2025	KRW	2,988,382		2,159	29	0
	10/2025	NOK	241		24	0	0
	10/2025	SGD	7,470		5,823	33	0
	10/2025	THB	14,302		443	1	0
	10/2025	TWD	119,385		4,028	106	0
	10/2025		$434	BRL	2,387	15	0
	10/2025		566	CAD	789	1	0
	10/2025		1,979	EUR	1,698	15	0
	10/2025		1,040	GBP	765	0	(11)
	10/2025		4,187	IDR	68,633,924	0	(74)
	10/2025		2,802	INR	246,152	0	(34)
	10/2025		306	NOK	3,051	0	0
	10/2025		5,685	PEN	19,954	61	0
	10/2025		647	SEK	6,135	5	0
	10/2025		1,780	TWD	54,194	1	(2)
	10/2025	ZAR	11,435		$660	0	(2)
	11/2025	CAD	787		566	0	(1)
	11/2025	NOK	3,051		306	0	0
	11/2025		$440	ILS	1,474	5	0
	11/2025		1,113	INR	99,033	0	(1)
	11/2025		1,001	ZAR	17,440	6	0
	11/2025	ZAR	12,886		$742	0	(2)
	12/2025	PEN	24,714		6,960	0	(144)
	12/2025	TWD	183,811		6,151	84	0
	12/2025		$7,814	BRL	43,884	314	0
	12/2025		730	IDR	12,266,142	4	0
	01/2026	TWD	24,988		$828	0	0
	02/2026	PEN	3,201		871	0	(48)
	03/2026		42,825		12,171	0	(108)
	08/2026		$665	ZAR	11,843	3	0

DUB	10/2025	CNH	33,989		$4,780	10	0
	10/2025	IDR	17,575,023		1,072	19	0
	10/2025	INR	160,464		1,806	2	0
	10/2025	KRW	705,915		509	6	0
	10/2025		$796	ILS	2,719	25	0
	10/2025		1,408	INR	124,493	0	(8)
	11/2025	ILS	2,718		$796	0	(25)
	11/2025	INR	12,384		139	0	0
	11/2025		$1,806	INR	160,783	0	(2)
	11/2025	ZAR	111,321		$6,360	0	(64)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	73

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

FAR	10/2025	AUD	15,137		$9,818	$0	$(198)
	10/2025	CHF	531		667	0	(1)
	10/2025	CNH	14,819		2,087	7	0
	10/2025	SGD	2,658		2,072	12	0
	10/2025		$11,101	AUD	17,003	150	0
	10/2025		2,661	INR	234,672	0	(21)
	10/2025		7,194	JPY	1,057,636	0	(43)
	10/2025		4,132	PEN	14,414	19	0
	10/2025		2,152	PLN	7,855	9	0
	10/2025		16,101	SGD	20,736	0	(26)
	11/2025	AUD	17,003		$11,106	0	(150)
	11/2025	PEN	5,453		1,486	0	(83)
	11/2025	SGD	20,683		16,101	24	0
	11/2025		$667	CHF	529	1	0
	12/2025	MXN	76,422		$4,032	0	(107)
	02/2026	PEN	14,468		4,132	0	(19)

GLM	10/2025	BRL	14,200		2,375	0	(293)
	10/2025	CHF	116		145	0	(1)
	10/2025	CNH	1,168		164	0	0
	10/2025	IDR	12,060,909		723	0	0
	10/2025	SGD	218		170	1	0
	10/2025		$2,614	BRL	14,200	54	0
	10/2025		659	IDR	10,893,738	0	(6)
	10/2025		762	INR	66,874	0	(10)
	10/2025		86	MXN	1,619	2	0
	11/2025		110	ILS	368	1	0
	12/2025	IDR	245,047		$15	0	0
	12/2025		$704	IDR	11,778,187	0	0
	04/2026	BRL	33,100		$5,716	0	(238)

IND	10/2025	AUD	755		493	0	(6)
	10/2025		$19	DKK	124	0	0
	11/2025	DKK	124		$19	0	0

JPM	10/2025	BRL	57		11	0	0
	10/2025	CAD	16,864		12,203	85	0
	10/2025	IDR	35,125,816		2,104	0	(1)
	10/2025	KRW	1,221,793		881	11	0
	10/2025	SGD	1,525		1,186	4	0
	10/2025	TWD	19,362		636	0	0
	10/2025		$11	BRL	57	0	0
	10/2025		14	DKK	86	0	0
	10/2025		619	EUR	526	0	(2)
	10/2025		2,784	IDR	46,320,329	1	(8)
	10/2025		319	ILS	1,072	4	0
	10/2025		439	INR	38,718	0	(4)
	10/2025		547	PLN	2,010	6	0
	10/2025		156	TWD	4,729	0	0
	11/2025	DKK	86		$14	0	0
	11/2025	ZAR	98,579		5,624	0	(64)
	12/2025		$400	MXN	7,487	6	0
	04/2026	BRL	69,600		$11,781	0	(738)

MBC	10/2025	CHF	121		152	0	0
	10/2025	CNH	17,296		2,433	6	0
	10/2025	EUR	266		315	3	0
	10/2025	IDR	1,741,629		106	1	0
	10/2025	JPY	47,808		321	0	(2)
	10/2025	KRW	4,319,171		3,097	19	0
	10/2025	SEK	15,035		1,568	0	(29)
	10/2025	SGD	8,656		6,755	44	0
	10/2025	THB	6,782		211	1	0
	10/2025		$705	CHF	555	0	(8)
	10/2025		1,725	CNH	12,285	0	0
	10/2025		13	JPY	1,893	0	0
	10/2025		2,398	KRW	3,347,704	0	(12)
	10/2025		3	NOK	32	0	0
	10/2025		640	SEK	6,130	11	0
	10/2025		450	THB	14,569	0	0
	11/2025	CNH	12,256		$1,725	0	0
	11/2025	NOK	32		3	0	0
	11/2025		$124	ILS	413	1	0

74	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$553	JPY	81,734	$2	$0
	12/2025		1,263	MXN	23,706	21	0

MYI	10/2025	CNH	17,462		$2,454	3	0
	10/2025	IDR	7,059,795		429	6	0
	10/2025	JPY	507,646		3,400	0	(32)
	10/2025		$80	JPY	11,772	0	0
	10/2025		0	NOK	1	0	0
	10/2025		1,159	PLN	4,197	0	(5)
	10/2025		805	TWD	24,258	0	(8)
	11/2025	NOK	1		$0	0	0
	11/2025		$3,400	JPY	505,891	32	0
	12/2025	CZK	1,480		$72	0	0
	12/2025	PEN	6,472		1,812	0	(49)
	12/2025	TWD	24,100		805	10	0
	12/2025		$537	MXN	10,124	12	0

NGF	10/2025	KRW	1,618,303		$1,164	10	0
	10/2025		$568	IDR	9,401,555	0	(5)
	11/2025		2,943	TRY	128,618	49	0

SCX	10/2025	CNH	12,700		$1,787	5	0
	10/2025	DKK	96		15	0	0
	10/2025	IDR	15,001,837		898	0	(1)
	10/2025	INR	114,210		1,285	0	0
	10/2025	PEN	34,349		9,720	0	(171)
	10/2025	SGD	214		168	2	0
	10/2025	TWD	70,702		2,386	63	0
	10/2025		$2,590	GBP	1,936	14	0
	10/2025		634	IDR	10,430,617	0	(9)
	10/2025		1,372	INR	121,182	0	(9)
	10/2025		410	JPY	60,272	0	(2)
	11/2025	GBP	1,936		$2,590	0	(14)
	11/2025		$1,145	INR	102,037	0	0
	11/2025		3	JPY	394	0	0
	12/2025	CZK	341		$17	0	0
	12/2025		$898	IDR	15,039,753	1	0

SOG	10/2025	BRL	8,767		$1,643	0	(5)
	10/2025	JPY	1,105,525		7,430	0	(46)
	10/2025	NZD	1,067		622	3	0
	10/2025		$1,648	BRL	8,767	0	(1)
	10/2025		45,640	EUR	38,809	0	(76)
	10/2025		3,753	JPY	551,909	0	(21)
	10/2025		10	NOK	103	0	0
	11/2025	EUR	38,809		$45,731	76	0
	11/2025	NOK	103		10	0	0
	11/2025		$7,430	JPY	1,101,701	46	0
	12/2025		1,643	BRL	8,892	4	0

SSB	10/2025	GBP	5,235		$7,057	16	0
	11/2025	PEN	3,154		855	0	(53)

UAG	10/2025	CAD	15		11	0	0
	10/2025	ILS	5,074		1,521	0	(11)
	10/2025	NOK	2,977		293	0	(6)
	10/2025		$80	ILS	273	3	0
	10/2025		6,358	INR	561,187	0	(46)
	10/2025		1,259	PLN	4,567	0	(3)
	10/2025		450	THB	14,563	0	0
	10/2025		662	ZAR	11,434	0	0
	10/2025	ZAR	11,440		$662	0	0
	11/2025	ILS	273		80	0	(3)
	11/2025	ZAR	50,145		2,845	0	(49)
	12/2025	TRY	8,733		186	0	(11)

Total Forward Foreign Currency Contracts						$2,168	$(4,661)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	75

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	19,000	$28	$19
	Call - OTC USD versus HKD		7.800	08/24/2026	27,600	38	28
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	5,420	238	292

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	3,210	54	98
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	4,900	7	5

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	9,500	13	10
	Call - OTC USD versus HKD		7.800	08/24/2026	10,400	15	11

						$393	$463

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	12,900	$99	$103
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	3,100	15	7
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	6,500	51	49
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	1,200	10	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	600	8	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	1,200	10	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	600	8	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	1,300	10	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	600	7	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	1,300	10	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	600	7	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	3,400	299	284
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	3,400	299	284
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	3,300	286	300
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	3,300	286	258
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	5,100	439	470
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	5,100	439	394

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	9,800	791	897
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	12,900	1,041	875

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	22,100	6	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	733,800	3,686	3,198
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	733,800	3,686	3,575
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	14,200	1,230	1,278
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	11,300	977	1,016

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	15,400	22	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	30,500	26	6
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	31,000	30	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,600	757	735
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,600	757	706
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	28,400	2,292	2,600
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	37,100	2,994	2,517

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	31,500	65	20
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	1,600	13	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	800	10	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	1,200	10	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	600	8	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	1,300	11	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	600	7	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	14,100	1,242	1,204
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	14,100	1,242	1,158

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	137,400	102	98
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	33,000	31	15
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	12,300	52	41
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	15,200	198	163
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	13,500	268	235
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	13,500	199	126
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	1,300	10	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	600	7	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	3,400	300	291
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	3,400	300	280

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	6,900	607	598
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	6,900	607	562

							$25,867	$24,477

76	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$97.961	10/07/2025	10,500	$14	$0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.945	10/07/2025	52,300	70	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.977	10/07/2025	52,300	69	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	98.063	10/07/2025	41,300	50	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	99.547	11/06/2025	32,500	24	1
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.969	12/04/2025	21,200	28	20

					$255	$21

Total Purchased Options					$26,515	$24,961

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	63,800	$ (61)	$ (27)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	19,000	$(10)	$(12)
	Call - OTC USD versus HKD		7.850	08/24/2026	27,600	(13)	(18)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	10,840	(230)	(281)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	3,210	(9)	(14)
	Call - OTC USD versus BRL		5.800	11/07/2025	3,210	(26)	(6)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	4,900	(2)	(3)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	9,500	(4)	(6)
	Call - OTC USD versus HKD		7.850	08/24/2026	10,400	(5)	(7)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	1,600	(53)	(12)

						$(352)	$(359)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.086%	10/07/2025	37,800	$ (83)	$0

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	15,200	(28)	(31)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131	11/06/2025	21,600	(21)	(2)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	24,700	(50)	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	13,700	(51)	(64)

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.082	10/07/2025	31,400	(69)	0

							$ (302)	$(97)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$96.547	10/07/2025	13,100	$(24)	$(77)

Total Written Options					$(739)	$(560)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	— ♦	%	$765	$0	$10	$10	$0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872		100	(1)	1	0	0

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.016		3,300	22	(25)	0	(3)

								$21	$(14)	$10	$(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	77

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	8,955	$(2,425)	$1,722	$0	$(703)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	4,639	900	61	961	0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		7,828	1,537	85	1,622	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		2,996	598	23	621	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		24,836	5,124	22	5,146	0

							$5,734	$1,913	$8,350	$(703)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	ERAUSLT Index	87,769	4.790% (FEDL01 plus a specified spread)	Monthly	10/01/2025	$57,301	$0	$1,589	$1,589	$0
	Receive	ERAUSLT Index	23,810	4.470% (SOFR plus a specified spread)	Monthly	11/05/2025	16,035	0	(57)	0	(57)
	Receive	ERAUSLT Index	106,531	4.700% (SOFR plus a specified spread)	Monthly	11/05/2025	71,746	0	(250)	0	(250)
	Receive	ERAUSLT Index	436,600	4.890% (FEDL01 plus a specified spread)	Maturity	02/18/2026	268,893	0	15,426	15,426	0
	Receive	ERAUSLT Index	589,880	4.920% (SOFR plus a specified spread)	Maturity	04/08/2026	353,904	0	32,884	32,884	0
	Receive	ERAUSLT Index	79,711	4.800% (SOFR plus a specified spread)	Monthly	08/05/2026	53,683	0	(206)	0	(206)

MYI	Receive	ERAUSLT Index	296,833	4.770% (SOFR plus a specified spread)	Monthly	10/01/2025	193,790	0	5,363	5,363	0
	Receive	ERAUSLT Index	6,377	4.880% (FEDL01 plus a specified spread)	Monthly	11/05/2025	4,295	0	(16)	0	(16)

								$0	$54,733	$55,262	$(529)

Total Swap Agreements								$5,755	$56,632	$63,622	$(1,235)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$4	$0	$0	$4	$(305)	$0	$0	$(305)	$(301)	$458	$157
BOA	34	2,550	961	3,545	(375)	(311)	(703)	(1,389)	2,156	(151)	2,005
BPS	189	0	1,622	1,811	(364)	0	0	(364)	1,447	(1,368)	79
BRC	71	1,772	0	1,843	(121)	0	0	(121)	1,722	0	1,722
BSH	244	0	0	244	(240)	0	0	(240)	4	0	4
CBK	703	0	0	703	(451)	0	0	(451)	252	(300)	(48)
DUB	62	9,067	10	9,139	(99)	(31)	0	(130)	9,009	632	9,641
FAR	222	0	0	222	(648)	0	0	(648)	(426)	426	(0)
GLM	58	6,675	0	6,733	(548)	(25)	0	(573)	6,160	620	6,780
GSC	0	21	0	21	0	(77)	0	(77)	(56)	0	(56)
GST	0	0	621	621	0	(27)	0	(27)	594	(580)	14
IND	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
JPM	117	2,430	55,045	57,592	(817)	0	(516)	(1,333)	56,259	(56,643)	(384)
MBC	109	21	0	130	(51)	(13)	0	(64)	66	0	66
MYC	0	1,265	0	1,265	0	(64)	0	(64)	1,201	(680)	521
MYI	63	0	5,363	5,426	(94)	0	(16)	(110)	5,316	(4,860)	456
NGF	59	1,160	0	1,219	(5)	0	0	(5)	1,214	0	1,214
SCX	85	0	0	85	(206)	0	0	(206)	(121)	0	(121)
SOG	129	0	0	129	(149)	0	0	(149)	(20)	0	(20)
SSB	16	0	0	16	(53)	0	0	(53)	(37)	0	(37)
UAG	3	0	0	3	(129)	(12)	0	(141)	(138)	0	(138)

Total Over the Counter	$2,168	$24,961	$63,622	$90,751	$(4,661)	$(560)	$(1,235)	$(6,456)

78	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(j)

Securities with an aggregate market value of $2,136 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$368	$368
Swap Agreements	0	8	0	0	501	509

	$0	$8	$0	$0	$869	$877

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,168	$0	$2,168
Purchased Options	0	0	0	463	24,498	24,961
Swap Agreements	0	8,360	55,262	0	0	63,622

	$0	$8,360	$55,262	$2,631	$24,498	$90,751

	$0	$8,368	$55,262	$2,631	$25,367	$91,628

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$191	$191
Futures	0	0	0	0	48	48
Swap Agreements	0	7	0	0	293	300

	$0	$7	$0	$0	$532	$539

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,661	$0	$4,661
Written Options	0	27	0	359	174	560
Swap Agreements	0	706	529	0	0	1,235

	$0	$733	$529	$5,020	$174	$6,456

	$0	$740	$529	$5,020	$706	$6,995

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	79

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(2)	$(2)
Written Options	0	0	0	0	276	276
Futures	0	0	(122)	0	539	417
Swap Agreements	0	(581)	0	0	4,325	3,744

	$0	$(581)	$(122)	$0	$5,138	$4,435

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,246)	$0	$(12,246)
Purchased Options	0	0	0	0	(334)	(334)
Written Options	0	28	0	0	730	758
Swap Agreements	0	1,175	16,895	0	0	18,070

	$0	$1,203	$16,895	$(12,246)	$396	$6,248

	$0	$622	$16,773	$(12,246)	$5,534	$10,683

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$84	$84
Futures	0	0	0	0	(46)	(46)
Swap Agreements	0	770	0	0	(3,655)	(2,885)

	$0	$770	$0	$0	$(3,617)	$(2,847)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,585)	$0	$(1,585)
Purchased Options	0	0	0	70	(1,515)	(1,445)
Written Options	0	32	0	(7)	(55)	(30)
Swap Agreements	0	316	88,903	0	0	89,219

	$0	$348	$88,903	$(1,522)	$(1,570)	$86,159

	$0	$1,118	$88,903	$(1,522)	$(5,187)	$83,312

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,183	$1,183
Corporate Bonds & Notes
Banking & Finance	0	41,723	0	41,723
Industrials	0	5,445	10,900	16,345
Utilities	0	3,784	0	3,784
Municipal Bonds & Notes
California	0	447	0	447
U.S. Government Agencies	0	1,034,918	27,631	1,062,549
U.S. Treasury Obligations	0	39,895	0	39,895
Non-Agency Mortgage-Backed Securities	0	81,809	0	81,809
Asset-Backed Securities
Automobile Sequential	0	21,442	0	21,442
CMBS Other	0	37,839	0	37,839
Home Equity Other	0	77,757	0	77,757
Home Equity Sequential	0	1,247	0	1,247
Whole Loan Collateral	0	11,073	0	11,073
Other ABS	0	80,822	0	80,822
Sovereign Issues	0	101,859	0	101,859
Short-Term Instruments
Commercial Paper	0	37,145	0	37,145
Repurchase Agreements	0	26,500	0	26,500
Short-Term Notes	0	3,300	0	3,300
U.S. Treasury Bills	0	134	0	134

	$0	$1,607,139	$39,714	$1,646,853

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$183,969	$0	$0	$183,969

Total Investments	$183,969	$1,607,139	$39,714	$1,830,822

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(121,682)	$0	$(121,682)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	71	806	0	877
Over the counter	0	90,741	10	90,751

	$71	$91,547	$10	$91,628

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(537)	0	(537)
Over the counter	0	(5,753)	(703)	(6,456)

	$0	$(6,290)	$(703)	$(6,993)

Total Financial Derivative Instruments	$71	$85,257	$(693)	$84,635

Totals	$184,040	$1,570,714	$39,021	$1,793,775

80	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciatin)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$1,081	$0	$0	$0	$0	$102	$0	$0	$1,183	$102
Corporate Bonds & Notes
Industrials	0	10,900	0	0	0	0	0	0	10,900	0
U.S. Government Agencies	0	27,780	0	0	0	(149)	0	0	27,631	(149)

	$1,081	$38,680	$0	$0	$0	$(47)	$0	$0	$39,714	$(47)

Financial Derivative Instruments - Assets
Over the counter	$8	$0	$(1)	$0	$0	$3	$0	$0	$10	$3

Financial Derivative Instruments - Liabilities
Over the counter	$(742)	$0	$(13)	$0	$110	$(58)	$0	$0	$(703)	$0

Totals	$347	$38,680	$(14)	$0	$110	$(102)	$0	$0	$39,021	$(44)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,183	Discounted Cash Flow	Discount Rate	4.157	—
Corporate Bonds & Notes Industrials	10,900	Recent Transaction	Purchase Price	100.000	—
U.S. Government Agencies	22,634	Proxy Pricing	Base Price	100.453	—
	4,997	Recent Transaction	Purchase Price	99.938	—

Financial Derivative Instruments - Assets
Over the counter	10	Indicative Market Quotation	Broker Quote	0.939	—

Financial Derivative Instruments - Liabilities
Over the counter	(703)	Indicative Market Quotation	Broker Quote	92.000	—

Total	$39,021

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	81

Schedule of Investments	PIMCO RAE PLUS International Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.0%

CORPORATE BONDS & NOTES 4.9%

BANKING & FINANCE 2.8%

ARES Strategic Income Fund
5.450% due 09/09/2028	$400	$403

Athene Global Funding
5.033% due 07/17/2030	500	508

Bank of Nova Scotia
5.450% due 08/01/2029	500	522

Barclays PLC
6.224% due 05/09/2034 •	400	430

Equinix, Inc.
1.550% due 03/15/2028	100	94

Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	202
5.800% due 03/08/2029	200	203

GSPA Monetization Trust
6.422% due 10/09/2029	27	28

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •	400	405

UBS Group AG
4.751% due 05/12/2028 •	500	504

VICI Properties LP
4.750% due 02/15/2028	100	101

Wells Fargo & Co.
5.150% due 04/23/2031 •	500	516

		3,916

INDUSTRIALS 1.5%

Beignet
6.850% due 06/01/2049 «(c)	1,400	1,400

Petroleos del Peru SA
5.625% due 06/19/2047	200	148

Petroleos Mexicanos
6.350% due 02/12/2048	100	79

United Airlines Pass-Through Trust
5.450% due 08/15/2038	97	100

Viper Energy Partners LLC
5.700% due 08/01/2035	100	102

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	300	304

		2,133

UTILITIES 0.6%

Pacific Gas & Electric Co.
4.500% due 07/01/2040	100	87
6.150% due 03/01/2055	100	101
6.700% due 04/01/2053	300	321

Southern California Edison Co.
5.150% due 06/01/2029	300	305

		814

Total Corporate Bonds & Notes (Cost $6,739)		6,863

U.S. GOVERNMENT AGENCIES 98.1%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	315	308
4.500% due 08/01/2052 - 12/01/2054	1,134	1,109
5.500% due 11/01/2054	7,148	7,215

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	495	471

Federal Home Loan Mortgage Corp. REMICS
0.000% due 02/15/2041 •	3	2
1.140% due 09/15/2041 •	468	457
1.887% due 02/15/2040 •	86	81
2.083% due 09/15/2036 •(a)	116	12
4.787% due 05/15/2037 •	4	4
5.000% due 04/15/2041	185	189
5.296% due 11/25/2054 •	455	456

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.306% due 09/25/2055 •		$5,147	$5,169
5.500% due 03/15/2034		82	85
5.506% due 12/25/2054 - 03/25/2055 •		1,914	1,924

Federal National Mortgage Association
3.000% due 01/01/2027		33	32
4.000% due 04/01/2043 - 08/01/2051		5,836	5,680
4.202% due 10/01/2029 ~		700	704
4.300% due 12/01/2029		501	506
4.705% due 09/01/2031 ~		1,300	1,326
4.720% due 10/01/2028		800	817
4.930% due 06/01/2029		300	308
5.300% due 11/01/2030		600	629
5.500% due 07/01/2054		692	698

Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (b)(e)		236	206
0.000% due 11/25/2040 •		3	2
1.579% due 03/25/2037 •(a)		103	10
1.629% due 04/25/2037 •(a)		364	34
1.679% due 11/25/2039 •(a)		57	6
1.909% due 03/25/2037 •(a)		131	13
1.929% due 05/25/2037 •(a)		334	29
2.319% due 04/25/2037 •(a)		622	84
2.729% due 02/25/2037 •(a)		56	7
3.179% due 07/25/2033 •(a)		34	3
4.801% due 04/25/2037 •		3	3
4.821% due 07/25/2037 •		4	4
4.991% due 10/25/2040 •		13	13
5.506% due 09/25/2055 •		1,492	1,497

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)		452	26

Government National Mortgage Association REMICS
4.745% due 08/20/2047 •		83	81
5.539% due 07/20/2055 •		972	975
5.739% due 07/20/2055 •		3,484	3,498

Government National Mortgage Association, TBA
4.000% due 11/01/2055		5,150	4,842
4.500% due 11/01/2055		3,280	3,180
5.000% due 11/01/2055		4,380	4,352
5.500% due 11/01/2055		2,190	2,205
6.000% due 11/01/2055		2,160	2,197

U.S. Small Business Administration
5.490% due 03/01/2028		4	4
6.020% due 08/01/2028		30	31

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055 - 11/01/2055		4,690	4,549
5.000% due 11/01/2055		12,510	12,400
5.500% due 11/01/2055		3,150	3,174
6.000% due 10/01/2055 - 11/01/2055		31,330	32,003
6.500% due 10/01/2055 - 11/01/2055		33,170	34,292

Total U.S. Government Agencies (Cost $138,088)			137,902

U.S. TREASURY OBLIGATIONS 3.6%

U.S. Treasury Inflation Protected Securities (g)
1.875% due 07/15/2034 (g)		3,809	3,866

U.S. Treasury Notes
3.875% due 07/31/2030		1,200	1,207

Total U.S. Treasury Obligations (Cost $5,045)			5,073

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.5%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		153	138

Avon Finance
4.886% due 12/28/2049 •	GBP	400	540

Banc of America Funding Trust
4.358% due 06/20/2037 ~		$27	23
4.835% due 09/20/2046 ~		625	564
6.000% due 08/25/2036		19	18

Banc of America Mortgage Trust
5.697% due 06/25/2034 ~		11	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.864% due 02/25/2034 ~	$9	$8
6.012% due 01/25/2035 ~	8	8

Bear Stearns ARM Trust
4.475% due 02/25/2036 ~	128	118
6.530% due 02/25/2036 •	5	5

Chase Mortgage Finance Trust
4.469% due 09/25/2036 ~	158	134
4.848% due 01/25/2036 ~	13	12

ChaseFlex Trust
4.872% due 07/25/2037 •	1,385	1,230

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.502% due 05/25/2036 •	182	174

CHL Mortgage Pass-Through Trust
4.872% due 05/25/2035 •	102	91
4.932% due 02/25/2035 •	7	7
5.750% due 05/25/2037	12	6
6.000% due 01/25/2037	336	156
6.000% due 02/25/2037	331	147
6.589% due 10/20/2034 ~	12	12

CHL Reperforming Loan Trust REMICS
4.612% due 06/25/2035 •	46	45

Citigroup Mortgage Loan Trust, Inc.
4.487% due 09/25/2037 ~	17	16
6.480% due 10/25/2035 •	20	21
6.560% due 10/25/2035 •	24	23
9.170% due 09/25/2062 þ	591	593

CitiMortgage Alternative Loan Trust
4.872% due 04/25/2037 •	217	180
6.000% due 06/25/2037	150	132

Countrywide Alternative Loan Trust
4.460% due 09/20/2046 •	37	36
4.792% due 12/25/2035 •	16	15
4.850% due 11/20/2035 •	77	72
5.500% due 06/25/2035	294	236
5.500% due 11/25/2035	117	65
5.553% due 08/25/2035 •	47	46
5.633% due 01/25/2036 •	176	168
5.750% due 03/25/2037	262	134
6.000% due 12/25/2035	391	279
6.000% due 05/25/2036	68	31
6.000% due 08/25/2036 •	134	75
6.250% due 08/25/2036	933	489
7.000% due 10/25/2037	148	49

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	2,678	409

CSMC Mortgage-Backed Trust
5.750% due 08/25/2036	25	21

CSMC Trust
4.838% due 06/25/2050 ~	806	732

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.652% due 02/25/2037 •	709	618
4.772% due 02/25/2035 •	37	36

First Horizon Alternative Mortgage Securities Trust
5.120% due 06/25/2036 ~	418	332
5.361% due 12/25/2035 ~	52	39

GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~	31	27
4.977% due 11/25/2035 ~	7	6
5.010% due 07/25/2035 ~	4	3
5.381% due 09/25/2035 ~	33	30
5.500% due 01/25/2037	9	20
5.880% due 04/25/2032 •	16	16

HarborView Mortgage Loan Trust
6.153% due 10/19/2035 •	930	436

Impac CMB Trust
4.912% due 03/25/2035 •	129	126

Impac Secured Assets CMN Owner Trust
6.314% due 07/25/2035 ~	56	53

IndyMac INDX Mortgage Loan Trust
4.200% due 05/25/2035 ~	480	320
4.652% due 09/25/2046 •	161	148
4.752% due 07/25/2035 •	246	228

JP Morgan Mortgage Trust
4.063% due 07/27/2037 ~	91	85

82	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.204% due 07/25/2035 ~		$5	$4
5.743% due 07/25/2035 ~		116	113
5.750% due 01/25/2036		20	9

Lehman Mortgage Trust
4.922% due 11/25/2036 •		251	114

Lehman XS Trust
4.722% due 08/25/2046 •		416	427

MASTR Adjustable Rate Mortgages Trust
5.578% due 11/21/2034 ~		13	13

MASTR Asset Securitization Trust
6.000% due 06/25/2036		158	85

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.125% due 08/15/2032 •		29	29

Merrill Lynch Alternative Note Asset Trust
4.492% due 03/25/2037 •		419	98
4.672% due 03/25/2037 •		3,156	741
6.000% due 03/25/2037		77	25

Merrill Lynch Mortgage Investors Trust
5.087% due 04/25/2035 ~		10	9
5.207% due 05/25/2036 ~		95	89
5.601% due 02/25/2036 ~		1	1
5.945% due 02/25/2033 •		19	18

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036		122	49
6.035% due 06/25/2036 ~		5	5

Morgan Stanley Re-REMICS Trust
5.250% due 05/26/2037 ~		108	48

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		34	16

NovaStar Mortgage Funding Trust
0.398% due 09/25/2046 •		919	330

RALI Trust
4.772% due 08/25/2037 •		23	23
6.000% due 01/25/2037		41	33
6.000% due 03/25/2037		94	79

RFMSI Trust
5.696% due 04/25/2037 ~		199	174

Sequoia Mortgage Trust
3.573% due 09/20/2046 ~		105	69

STARM Mortgage Loan Trust
6.711% due 01/25/2037 ~		100	59

Structured Adjustable Rate Mortgage Loan Trust
3.925% due 01/25/2035 ~		25	25
4.932% due 08/25/2035 ~		37	18

Structured Asset Mortgage Investments II Trust
4.692% due 04/25/2036 •		38	34

Thornburg Mortgage Securities Trust
2.854% due 03/25/2044 ~		45	44
5.506% due 12/25/2044 ~		71	70
5.583% due 06/25/2047 •		229	224

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	360	486

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~		383	517

WaMu Mortgage Pass-Through Certificates Trust
3.949% due 12/25/2046 •		$35	31
4.009% due 06/25/2037 ~		143	126
4.402% due 06/25/2037 ~		44	40
4.546% due 10/25/2035 ~		23	21
4.812% due 12/25/2045 •		15	16
5.055% due 12/25/2035 ~		210	199
5.153% due 02/25/2046 •		71	66
5.232% due 01/25/2035 ~		49	46
5.527% due 08/25/2035 ~		40	42
6.381% due 06/25/2033 ~		33	32

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.792% due 09/25/2036 •		683	177
4.772% due 02/25/2036 •		641	541
4.903% due 02/25/2047 •		940	873
5.093% due 04/25/2046 •		79	72

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
6.175% due 09/25/2036 ~	$5	$4

Total Non-Agency Mortgage-Backed Securities (Cost $18,745)		16,155

ASSET-BACKED SECURITIES 20.9%

AUTOMOBILE ABS OTHER 1.4%

Carvana Auto Receivables Trust
5.050% due 05/12/2031	500	504

CPS Auto Receivables Trust
5.190% due 08/15/2028	500	501

Exeter Automobile Receivables Trust
4.480% due 04/16/2029	500	501
4.640% due 01/15/2030	500	501

		2,007

AUTOMOBILE SEQUENTIAL 1.6%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	300	308

Carvana Auto Receivables Trust
5.620% due 01/10/2029	255	257

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	97	97

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	275	278

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027	300	302

Lendbuzz Securitization Trust
7.500% due 12/15/2028	581	592

Octane Receivables Trust
5.870% due 05/21/2029	50	50

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	195	195

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	130	131

Research-Driven Pagaya Motor Asset Trust VII
5.380% due 11/25/2030	16	16

		2,226

CMBS OTHER 0.5%

AREIT Trust
5.636% due 01/20/2037 •	314	314

LoanCore Issuer Ltd.
5.565% due 11/15/2038 •	233	233

MF1 Ltd.
5.330% due 10/16/2036 •	134	134

		681

HOME EQUITY OTHER 5.9%

Asset-Backed Securities Corp. Home Equity Loan Trust
5.082% due 06/25/2034 •	1,028	1,060

Bear Stearns Asset-Backed Securities I Trust
5.322% due 08/25/2037 •	734	668

Chase Funding Trust
4.912% due 08/25/2032 •	32	31

Citigroup Mortgage Loan Trust, Inc.
4.462% due 05/25/2037 •	995	672
4.872% due 10/25/2036 •	294	173

Countrywide Asset-Backed Certificates
4.672% due 02/25/2037 •	282	268

Countrywide Asset-Backed Certificates Trust
4.712% due 09/25/2037 •	282	300
5.012% due 08/25/2047 •	325	319

EMC Mortgage Loan Trust
5.572% due 02/25/2041 •	11	11

Fremont Home Loan Trust
4.552% due 11/25/2036 •	418	247

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.572% due 10/25/2036 •		$1,466	$587
5.007% due 01/25/2035 •		50	50

GSAA Home Equity Trust
3.936% due 03/25/2036 ~		535	65
4.372% due 05/25/2037 •		598	209
4.412% due 03/25/2036 •		275	88
4.912% due 04/25/2047 •		516	223
6.795% due 06/25/2036 þ		499	111

GSAMP Trust
4.472% due 12/25/2046 •		194	96
4.732% due 01/25/2037 •		605	527

JP Morgan Mortgage Acquisition Trust
4.482% due 10/25/2036 •		77	77

Morgan Stanley ABS Capital I, Inc. Trust
4.382% due 03/25/2037 •		1,805	768

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.252% due 02/25/2033 •		48	48

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ		356	62

Option One Mortgage Loan Trust
5.052% due 02/25/2035 •		373	358

Renaissance Home Equity Loan Trust
5.372% due 09/25/2037 •		335	135

Residential Asset Securities Corporation Trust
4.562% due 06/25/2033 •		85	81

Securitized Asset-Backed Receivables LLC Trust
4.752% due 07/25/2036 •		707	279

Soundview Home Loan Trust
5.572% due 10/25/2037 •		574	446

Structured Asset Investment Loan Trust
7.422% due 08/25/2033 •		420	382

			8,341

WHOLE LOAN COLLATERAL 1.1%

Citigroup Mortgage Loan Trust, Inc.
7.250% due 05/25/2036 þ		124	61

First Franklin Mortgage Loan Trust
4.432% due 11/25/2036 •		22	23
4.582% due 09/25/2036 •		138	129
4.992% due 11/25/2035 •		602	568

Securitized Asset-Backed Receivables LLC Trust
5.232% due 01/25/2036 •		327	315

Specialty Underwriting & Residential Finance Trust
4.570% due 12/25/2036 •		323	321
4.572% due 06/25/2037 •		122	73

			1,490

OTHER ABS 10.4%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •		500	500

ACHV ABS Trust
5.430% due 10/27/2031		192	194

AlbaCore Euro CLO I DAC
3.101% due 10/18/2034 •	EUR	500	588

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •		$600	601

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		455	451

Arcano Euro CLO II DAC
0.000% due 07/25/2039 •	EUR	500	589

Bain Capital Credit CLO Ltd.
5.548% due 07/16/2034 •		$500	501

BHG Securitization Trust
5.930% due 10/17/2035		413	414

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •		500	502

Carlyle Euro CLO DAC
3.221% due 08/15/2038 •	EUR	500	589

Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •		$600	600

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	83

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CQS U.S. CLO Ltd.
5.525% due 01/20/2035 •		$600	$602

CRB Securitization Trust
6.960% due 10/20/2033		27	27

CVC Cordatus Loan Fund XIV DAC
2.884% due 05/22/2032 •	EUR	495	580

CVC Cordatus Loan Fund XXIV DAC
3.144% due 10/23/2034 •		411	484

Diameter Capital CLO 6 Ltd.
5.928% due 04/15/2037 •		$1,000	1,005

Dryden 60 CLO Ltd.
5.629% due 07/15/2031 •		240	240

Foundation Finance Trust
4.670% due 04/15/2052		557	560

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •		700	700

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		500	500

OCP Euro CLO DAC
3.264% due 07/20/2036 •	EUR	500	589

Octagon Investment Partners 39 Ltd.
5.475% due 10/20/2030 •		$290	290

Oportun Issuance Trust
5.860% due 02/09/2032		88	88

Pagaya AI Debt Trust
5.373% due 01/17/2033		500	504

Palmer Square European Loan Funding DAC
4.053% due 02/15/2035 •	EUR	500	589

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		$526	527

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		500	501

Shackleton CLO Ltd.
5.525% due 07/20/2034 •		700	701

Trinitas Euro CLO I DAC
3.232% due 07/15/2039 •	EUR	500	589

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		$12	11

			14,616

Total Asset-Backed Securities (Cost $30,439)			29,361

SOVEREIGN ISSUES 12.0%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	340,000	345
5.000% due 10/01/2028		365,000	379

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (e)	BRL	17,400	$3,054

Colombia Government International Bonds
8.375% due 11/07/2054		$300	318

Colombia TES
6.000% due 04/28/2028	COP	1,590,700	372
11.000% due 08/22/2029		3,088,900	796

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$700	711

Ecuador Government International Bonds
0.000% due 07/31/2030 (e)		200	154

Egypt Government Bonds
21.954% due 03/04/2028	EGP	11,200	234

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	200	202

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	90,000	530

Mexico Bonos
8.500% due 03/01/2029	MXN	10,600	587

Mexico Udibonos
4.000% due 08/24/2034 (g)		2,052	107

Peru Government Bonds
6.850% due 08/12/2035	PEN	1,000	305
7.300% due 08/12/2033		2,400	771

Peru Government International Bonds
5.400% due 08/12/2034		2,500	697
6.150% due 08/12/2032		10,500	3,206
6.950% due 08/12/2031		401	128

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	23,070	1,060
7.000% due 02/28/2031		12,200	670
8.000% due 01/31/2030		4,400	256
8.250% due 03/31/2032		1,800	103
8.500% due 01/31/2037		2,600	139
8.875% due 02/28/2035		13,000	740

Romania Government International Bonds
6.750% due 07/11/2039	EUR	300	359

Saudi Government International Bonds
5.625% due 01/13/2035		$300	320

Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	5,500	129
42.493% (BISTREFI) due 05/20/2026 ~		100	2
42.493% (BISTREFI) due 05/17/2028 ~		6,200	147

Total Sovereign Issues (Cost $15,936)			16,821

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 11.0%

REPURCHASE AGREEMENTS (h) 9.7%
			$13,700

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (e)(f)	ZAR	900	50

U.S. TREASURY BILLS 1.3%
4.081% due 10/14/2025 - 12/11/2025 (d)(e)(k)		$1,900	1,889

Total Short-Term Instruments (Cost $15,638)			15,639

Total Investments in Securities (Cost $230,630)			227,814

		SHARES
INVESTMENTS IN AFFILIATES 7.4%

SHORT-TERM INSTRUMENTS 7.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%

PIMCO Short Asset Portfolio		1,045,543	10,258

PIMCO Short-Term Floating NAV Portfolio III		12,905	126

Total Short-Term Instruments (Cost $10,362)			10,384

Total Investments in Affiliates (Cost $10,362)			10,384

Total Investments 169.4% (Cost $240,992)			$238,198

Financial Derivative Instruments (i)(j) 2.7% (Cost or Premiums, net $6,814)			3,854

Other Assets and Liabilities, net (72.1)%			(101,425)

Net Assets 100.0%			$140,627

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

84	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.290%	09/30/2025	10/01/2025	$13,700	U.S. Treasury Notes 4.125% due 03/31/2029	$(13,983)	$13,700	$13,702

Total Repurchase Agreements						$(13,983)	$13,700	$13,702

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$3,220	$(2,595)	$(2,596)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	4,560	(3,765)	(3,843)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2055	220	(194)	(193)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	8,670	(7,950)	(7,920)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055	500	(472)	(471)

Total Short Sales (10.7)%				$(14,976)	$(15,023)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$13,702	$0	$0	$13,702	$(13,983)	$(281)

Total Borrowings and Other Financing Transactions	$13,702	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	84	$84	(29)	(18)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	84	$84	$(10)	$(9)

Total Written Options					$(39)	$(27)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	85

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
30-Day Federal Fund February Futures	02/2026	34	$13,663	$0	$0	$0
Canada Government 10-Year Bond December Futures	12/2025	24	2,112	7	9	0
U.S. Treasury 2-Year Note December Futures	12/2025	76	15,838	28	8	0
U.S. Treasury 5-Year Note December Futures	12/2025	141	15,397	(4)	6	0
U.S. Treasury 10-Year Note December Futures	12/2025	50	5,625	16	0	(1)
U.S. Treasury Long-Term Bond December Futures	12/2025	14	1,632	32	0	(4)

				$79	$23	$(5)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Mini MSCI EAFE Index December Futures	12/2025	19	$(2,646)	$7	$0	$(10)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	28	(3,362)	(12)	16	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	6	(690)	(8)	0	0

				$(13)	$16	$(10)

Total Futures Contracts				$66	$39	$(15)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.326%	$ 600	$8	$(3)	$5	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079	700	8	0	8	0	0

						$16	$(3)	$13	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$740	$(17)	$0	$(17)	$0	$0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030	3,500	(61)	(20)	(81)	0	0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	5,400	(119)	(5)	(124)	0	(1)

					$(197)	$(25)	$(222)	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	11,100	$(54)	$(10)	$(64)	$15	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(2)	(2)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,300	(38)	16	(22)	4	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		660	31	(11)	20	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	$	7,140	32	(85)	(53)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		4,800	(2)	0	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		7,700	0	(3)	(3)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		940	0	12	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,700	93	(18)	75	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		1,650	(23)	(4)	(27)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		6,300	(103)	(6)	(109)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,900	49	(37)	12	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		2,700	0	50	50	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,700	5	(25)	(20)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	(95)	1,458	0	(2)

86	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	09/17/2032	$		850	$(9)	$(4)	$(13)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033			7,900	516	(198)	318	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034			2,410	(4)	(20)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034			100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034			100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034			200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034			200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034			300	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034			200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034			100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034			100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034			100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034			100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			2,800	(18)	4	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034			100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035			100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035			100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035			100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035			100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035			200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035			100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035			100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035			100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035			50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035			100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035			100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035			100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035			100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035			100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035			200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035			100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035			100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035			7,310	(1)	(57)	(58)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052			3,300	745	491	1,236	9	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052			1,080	0	17	17	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052			1,130	0	19	19	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053			1,980	106	307	413	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054			3,360	49	234	283	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055			3,810	(327)	38	(289)	0	(11)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		BRL	600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027			6,300	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027			1,100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029			12,200	0	2	2	2	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029			4,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029			300	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028		COP	1,407,200	0	9	9	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029			2,917,300	0	1	1	1	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029		PLN	1,500	0	1	1	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029			1,500	0	(12)	(12)	0	(1)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031		ZAR	7,900	0	(2)	(2)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		AUD	3,900	(17)	87	70	10	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035			1,800	35	(7)	28	6	0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		CLP	345,300	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030			340,000	0	(3)	(3)	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034		CZK	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		EUR	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030			200	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030			100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033			100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033			100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033			100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033			100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033			100	0	(5)	(5)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	87

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.910%	Annual	12/29/2033	EUR	100	$0	$(5)	$(5)	$0	$0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	1	1	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	0	0	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	1	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	(1)	2	1	0	(1)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	3,200	0	3	3	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		13,400	(22)	(20)	(42)	0	(1)
Receive	CPURNSA	2.477	Maturity	11/07/2029	$	170	0	2	2	0	0
Receive	CPURNSA	2.502	Maturity	03/25/2030		1,700	0	10	10	0	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		2,600	0	13	13	0	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		1,000	43	1	44	1	0

							$2,620	$637	$3,257	$71	$(41)

Total Swap Agreements							$2,439	$609	$3,048	$71	$(42)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$39	$71	$110	$(27)	$(15)	$(42)	$(84)

Cash of $4,104 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	5,174		$6,034	$0	$(40)
	10/2025		$1,694	CAD	2,357	0	(1)
	11/2025	CAD	2,353		$1,694	1	0

BOA	10/2025	CHF	66		82	0	0
	10/2025	EUR	84		98	0	0
	10/2025	JPY	3,205		21	0	0

88	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	PLN	126		$35	$0	$0
	10/2025		$41	CNH	291	0	0
	10/2025		40	ILS	135	1	0
	10/2025		93	INR	8,184	0	(1)
	10/2025		3	JPY	400	0	0
	10/2025		90	KRW	125,036	0	(1)
	10/2025		43	NZD	75	0	0
	10/2025		48	TWD	1,437	0	(1)
	11/2025	ILS	306		$91	0	(2)
	11/2025	NZD	75		43	0	0
	11/2025		$30	ILS	100	0	0
	11/2025		21	JPY	3,194	0	0
	11/2025	ZAR	1,366		$78	0	(1)
	12/2025	MXN	975		52	0	(1)
	12/2025		$233	MXN	4,364	4	0

BPS	10/2025	BRL	11,185		$2,071	1	(31)
	10/2025	CNH	2,250		316	0	0
	10/2025	IDR	6,706,893		406	4	(1)
	10/2025	INR	9,436		107	1	0
	10/2025	JPY	3,713		25	0	0
	10/2025	TWD	17,439		580	8	(1)
	10/2025		$1,873	BRL	11,185	228	0
	10/2025		290	IDR	4,789,879	0	(3)
	10/2025		431	KRW	595,499	0	(7)
	10/2025		182	PLN	663	0	0
	11/2025	IDR	1,169,796		$70	0	0
	11/2025	INR	6,231		70	0	0
	11/2025	KRW	56,073		40	0	0
	11/2025		$90	ILS	303	1	0
	11/2025		25	JPY	3,700	0	0
	12/2025	TWD	2,438		$81	1	0
	12/2025		$97	IDR	1,636,007	1	0
	04/2026	BRL	1,200		$210	0	(6)

BRC	10/2025	CHF	487		610	0	(2)
	10/2025		$758	CHF	607	5	0
	10/2025		550	GBP	408	0	(1)
	10/2025		179	JPY	26,200	0	(2)
	10/2025		1	NOK	8	0	0
	10/2025		81	PLN	296	1	0
	10/2025		19	TRY	804	0	0
	11/2025	NOK	8		$1	0	0
	11/2025		$610	CHF	485	2	0
	11/2025		17	TRY	725	0	0
	11/2025	ZAR	6,370		$362	0	(6)
	12/2025	PEN	1,006		281	0	(8)
	12/2025		$352	TRY	15,514	2	0

BSH	10/2025	BRL	2,100		$395	0	0
	10/2025	EUR	155		180	0	(2)
	10/2025		$386	BRL	2,100	8	0
	10/2025		13	NZD	22	0	0
	11/2025	NZD	22		$13	0	0
	11/2025	PEN	328		89	0	(5)
	12/2025		4,567		1,283	0	(30)
	12/2025		$846	BRL	4,692	23	0
	02/2026	PEN	235		$67	0	0
	04/2026	BRL	2,200		387	0	(8)

CBK	10/2025	AUD	160		104	0	(2)
	10/2025	BRL	6,228		1,171	1	0
	10/2025	CAD	167		120	0	0
	10/2025	DKK	100		16	0	0
	10/2025	EUR	353		412	0	(2)
	10/2025	HKD	483		62	0	0
	10/2025	IDR	4,089,616		247	3	0
	10/2025	INR	13,333		150	0	0
	10/2025	JPY	67,500		456	0	0
	10/2025	KRW	428,888		310	4	0
	10/2025	SGD	1,015		792	4	0
	10/2025	THB	2,073		64	0	0
	10/2025	TWD	16,393		553	15	0
	10/2025		$149	AUD	224	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	89

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$1,127	BRL	6,228	$43	$0
	10/2025		97	CNH	691	0	0
	10/2025		356	EUR	305	2	0
	10/2025		594	IDR	9,742,732	0	(11)
	10/2025		394	INR	34,611	0	(5)
	10/2025		191	JPY	27,900	0	(2)
	10/2025		78	NOK	777	0	0
	10/2025		815	PEN	2,861	9	0
	10/2025		91	SEK	860	1	0
	10/2025		253	TWD	7,706	0	0
	10/2025	ZAR	1,580		$91	0	0
	11/2025	COP	3,142,963		776	0	(22)
	11/2025	NOK	777		78	0	0
	11/2025		$51	ILS	171	1	0
	11/2025		150	INR	13,359	0	0
	12/2025	PEN	2,866		$815	0	(9)
	12/2025	TWD	26,373		883	12	0
	12/2025		$101	IDR	1,689,592	1	0
	01/2026	TWD	3,635		$121	0	0
	03/2026	PEN	4,408		1,251	0	(13)
	08/2026		$93	ZAR	1,656	1	0

DUB	10/2025	CNH	4,821		$678	1	0
	10/2025	IDR	2,463,788		150	3	0
	10/2025	INR	21,650		244	0	0
	10/2025	KRW	91,507		66	1	0
	10/2025		$112	ILS	383	4	0
	10/2025		198	INR	17,532	0	(1)
	10/2025		418	PLN	1,523	1	0
	11/2025	ILS	383		$112	0	(4)
	11/2025	INR	6,043		68	0	0
	11/2025		$244	INR	21,693	0	0
	11/2025	ZAR	15,381		$879	0	(9)

FAR	10/2025	AUD	2,062		1,338	0	(27)
	10/2025	CHF	87		110	0	0
	10/2025	CNH	2,102		296	1	0
	10/2025	SGD	385		300	2	0
	10/2025		$1,375	AUD	2,105	19	0
	10/2025		374	INR	32,996	0	(3)
	10/2025		1,081	JPY	158,931	0	(6)
	10/2025		579	PEN	2,019	3	0
	10/2025		195	PLN	714	1	0
	10/2025		2,161	SGD	2,784	0	(3)
	11/2025	AUD	2,105		$1,375	0	(19)
	11/2025	PEN	1,678		457	0	(26)
	11/2025	SGD	2,777		2,161	3	0
	11/2025		$110	CHF	87	0	0
	12/2025	MXN	6,212		$328	0	(9)
	12/2025		$45	PEN	158	1	0
	02/2026	PEN	2,026		$579	0	(3)

GLM	10/2025	BRL	15,300		2,486	0	(389)
	10/2025	CHF	15		19	0	0
	10/2025	CNH	166		23	0	0
	10/2025	IDR	1,662,927		100	0	0
	10/2025	SGD	25		20	0	0
	10/2025		$2,859	BRL	15,300	17	(2)
	10/2025		87	IDR	1,432,686	0	(1)
	10/2025		40	ILS	134	1	0
	10/2025		107	INR	9,403	0	(1)
	11/2025		20	ILS	67	0	0
	12/2025	MXN	187		$10	0	0
	12/2025	PEN	199		57	0	0
	12/2025		$97	IDR	1,622,375	0	0
	04/2026	BRL	4,800		$846	0	(18)

IND	10/2025	AUD	107		70	0	(1)
	10/2025		$23	DKK	147	0	0
	11/2025	DKK	147		$23	0	0

JPM	10/2025	BRL	348		64	0	(1)
	10/2025	CAD	2,187		1,583	11	0
	10/2025	CLP	374,693		390	0	0

90	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	IDR	4,994,354		$299	$0	$0
	10/2025	KRW	158,380		114	1	0
	10/2025	SGD	146		114	0	0
	10/2025		$65	BRL	348	0	0
	10/2025		16	DKK	102	0	0
	10/2025		77	EUR	65	0	0
	10/2025		392	IDR	6,526,450	0	(1)
	10/2025		40	ILS	134	1	0
	10/2025		53	PLN	196	1	0
	10/2025		19	TWD	591	0	0
	11/2025	DKK	102		$16	0	0
	11/2025	ZAR	13,621		777	0	(9)
	04/2026	BRL	9,200		1,561	0	(94)
	06/2026	ZAR	900		51	0	0

MBC	10/2025	CHF	16		20	0	0
	10/2025	CNH	2,454		345	1	0
	10/2025	EUR	91		108	1	0
	10/2025	GBP	188		252	0	(1)
	10/2025	IDR	245,805		15	0	0
	10/2025	JPY	1,840		12	0	0
	10/2025	KRW	594,673		426	3	0
	10/2025	SEK	2,309		241	0	(4)
	10/2025	SGD	1,213		947	6	0
	10/2025	THB	1,039		32	0	0
	10/2025		$81	CHF	64	0	(1)
	10/2025		229	CNH	1,632	0	0
	10/2025		413	EUR	350	0	(2)
	10/2025		336	KRW	468,731	0	(2)
	10/2025		1	NOK	8	0	0
	10/2025		90	SEK	865	2	0
	10/2025		60	THB	1,943	0	0
	11/2025	CNH	1,628		$229	0	0
	11/2025	NOK	8		1	0	0
	11/2025		$12	JPY	1,834	0	0
	12/2025		120	MXN	2,229	1	0

MYI	10/2025	CNH	2,477		$348	1	0
	10/2025	IDR	1,008,528		61	1	0
	10/2025	JPY	70,207		470	0	(5)
	10/2025	NOK	620		63	0	0
	10/2025		$12	JPY	1,769	0	0
	10/2025		99	PLN	360	0	0
	10/2025		107	TWD	3,235	0	(1)
	11/2025		470	JPY	69,964	5	0
	12/2025	PEN	1,011		$283	0	(8)
	12/2025	TWD	3,214		107	1	0

NGF	10/2025	KRW	209,777		151	1	0
	10/2025		$78	IDR	1,286,775	0	(1)
	11/2025		378	TRY	16,532	6	0
	12/2025		21		920	0	0

SCX	10/2025	CNH	1,801		$254	1	0
	10/2025	DKK	84		13	0	0
	10/2025	IDR	2,091,015		125	0	0
	10/2025	INR	15,505		174	0	0
	10/2025	JPY	6,500		44	0	0
	10/2025	PEN	4,877		1,380	0	(24)
	10/2025	TWD	9,950		336	9	0
	10/2025		$1,003	GBP	750	6	0
	10/2025		87	IDR	1,427,631	0	(1)
	10/2025		193	INR	17,067	0	(1)
	10/2025		62	JPY	9,057	0	0
	10/2025		41	TWD	1,246	0	0
	11/2025	GBP	750		$1,003	0	(6)
	11/2025		$155	INR	13,764	0	0
	12/2025		125	IDR	2,096,300	0	0

SOG	10/2025	BRL	6,421		$1,203	0	(3)
	10/2025	JPY	152,893		1,028	0	(6)
	10/2025	NZD	97		56	0	0
	10/2025		$1,207	BRL	6,421	0	(1)
	10/2025		6,041	EUR	5,137	0	(10)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	91

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$564	JPY	$82,935	$0	$(3)
	10/2025		41	TWD	1,234	0	0
	11/2025	COP	1,548,478		$380	0	(13)
	11/2025	EUR	5,137		6,053	10	0
	11/2025		$1,028	JPY	152,364	6	0
	12/2025		1,136	BRL	6,151	3	0
	03/2026	CLP	325,664		$336	0	(3)

SSB	10/2025	GBP	970		1,307	3	0
	10/2025	INR	3,605		41	1	0

UAG	10/2025	DKK	65		10	0	0
	10/2025	ILS	825		247	0	(2)
	10/2025	NOK	200		20	0	0
	10/2025		$11	ILS	39	0	0
	10/2025		905	INR	79,909	0	(7)
	10/2025		99	PLN	359	0	0
	10/2025		60	THB	1,942	0	0
	10/2025		91	ZAR	1,580	0	0
	10/2025	ZAR	1,581		$91	0	0
	11/2025	ILS	38		11	0	0
	11/2025	ZAR	6,929		393	0	(7)
	12/2025	TRY	1,080		23	0	(1)

Total Forward Foreign Currency Contracts						$529	$(968)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,700	$4	$3
	Call - OTC USD versus HKD		7.800	08/24/2026	3,800	5	4
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	760	33	41

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	450	8	14
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	800	1	1

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	1,300	2	1
	Call - OTC USD versus HKD		7.800	08/24/2026	1,500	2	1

						$55	$65

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	1,700	$ 13	$14
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	400	2	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	800	6	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	500	44	42
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	500	44	42
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	500	43	45
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	500	43	39
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	700	60	65
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	700	60	54

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,400	113	128
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	1,800	145	122

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	3,200	1	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	1,200	1	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	104,300	524	455
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	104,300	524	508
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,000	173	180
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	1,600	138	144

92	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103%	10/09/2025	2,100	$3	$0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	4,300	4	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	4,300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,300	115	111
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,300	115	107
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	4,100	331	375
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	5,300	428	360

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	4,500	9	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,900	167	162
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,900	167	156

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	17,600	13	13
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	4,600	4	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	1,600	7	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,100	27	23
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	1,900	38	33
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	1,900	28	18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	500	44	43
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	500	44	41

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,000	88	87
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,000	88	81

							$3,682	$3,485

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$97.961	10/07/2025	1,500	$2	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	99.656	10/07/2025	4,400	3	0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.945	10/07/2025	7,400	10	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.977	10/07/2025	7,400	10	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	98.063	10/07/2025	5,900	7	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	99.652	10/07/2025	14,700	11	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	99.547	11/06/2025	4,600	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.969	12/04/2025	2,900	4	3

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	99.648	10/07/2025	2,200	2	0

					$52	$3

Total Purchased Options					$3,789	$3,553

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	9,000	$ (8)	$ (4)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,700	$(1)	$(2)
	Call - OTC USD versus HKD		7.850	08/24/2026	3,800	(2)	(2)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,520	(32)	(39)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	450	(1)	(2)
	Call - OTC USD versus BRL		5.800	11/07/2025	450	(4)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	800	0	(1)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	1,300	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	1,500	(1)	(1)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	200	(7)	(1)

						$(49)	$(50)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	93

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.086%	10/07/2025	5,400	$ (12)	$0

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	2,100	(4)	(4)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131	11/06/2025	3,100	(3)	0

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.993	10/07/2025	13,100	(16)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	3,500	(7)	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	1,800	(7)	(9)

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.082	10/07/2025	4,400	(9)	0

							$(58)	$(13)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$96.547	10/07/2025	1,800	$(3)	$(10)

Total Written Options					$(118)	$(77)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	0.872%	$	100	$(1)	$1	$0	$0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.016		400	3	(3)	0	0

								$2	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$		920	$(252)	$180	$0	$(72)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		EUR	483	94	6	100	0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029			773	152	8	160	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029			290	58	2	60	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029			3,383	695	6	701	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$		400	(6)	2	0	(4)

								$741	$204	$1,021	$(76)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	ERADXULT Index	8,279	5.195% (SOFR plus a specified spread)	Monthly	03/04/2026	$26,618	$0	$(109)	$0	$(109)

JPM	Receive	ERADXULN Index	45,516	4.590% (SOFR plus a specified spread)	Monthly	09/23/2026	105,992	0	0	0	0

MEI	Receive	ERADXULN Index	207	4.465% (SOFR plus a specified spread)	Monthly	08/19/2026	482	0	(3)	0	(3)

MYI	Receive	ERADXULT Index	3,205	5.170% (SOFR plus a specified spread)	Monthly	04/15/2026	10,304	0	(42)	0	(42)

								$0	$(154)	$0	$(154)

Total Swap Agreements								$743	$48	$1,021	$(230)

94	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$1	$0	$0	$1	$(41)	$0	$0	$(41)	$(40)	$0	$(40)
BOA	5	366	100	471	(7)	(43)	(72)	(122)	349	0	349
BPS	245	0	160	405	(49)	0	0	(49)	356	(270)	86
BRC	10	250	0	260	(19)	0	0	(19)	241	0	241
BSH	31	0	0	31	(45)	0	0	(45)	(14)	0	(14)
CBK	97	0	0	97	(67)	0	(109)	(176)	(79)	280	201
DUB	10	1,287	0	1,297	(14)	(4)	0	(18)	1,279	0	1,279
FAR	30	0	0	30	(96)	0	0	(96)	(66)	0	(66)
GLM	18	970	0	988	(411)	(4)	0	(415)	573	284	857
GSC	0	3	0	3	0	(10)	0	(10)	(7)	0	(7)
GST	0	0	60	60	0	(4)	0	(4)	56	0	56
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	14	327	701	1,042	(105)	0	0	(105)	937	(12,610)	(11,673)
MBC	14	2	0	16	(10)	(2)	0	(12)	4	0	4
MEI	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
MYC	0	180	0	180	0	(9)	0	(9)	171	0	171
MYI	8	0	0	8	(14)	0	(42)	(56)	(48)	0	(48)
NGF	7	168	0	175	(1)	0	0	(1)	174	0	174
SAL	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)
SCX	16	0	0	16	(32)	0	0	(32)	(16)	0	(16)
SOG	19	0	0	19	(39)	0	0	(39)	(20)	0	(20)
SSB	4	0	0	4	0	0	0	0	4	0	4
UAG	0	0	0	0	(17)	(1)	0	(18)	(18)	0	(18)

Total Over the Counter	$529	$3,553	$1,021	$5,103	$(968)	$(77)	$(230)	$(1,275)

(k)

Securities with an aggregate market value of $564 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	95

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$39	$39
Swap Agreements	0	0	0	0	71	71

	$0	$0	$0	$0	$110	$110

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$529	$0	$529
Purchased Options	0	0	0	65	3,488	3,553
Swap Agreements	0	1,021	0	0	0	1,021

	$0	$1,021	$0	$594	$3,488	$5,103

	$0	$1,021	$0	$594	$3,598	$5,213

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27	$27
Futures	0	0	10	0	5	15
Swap Agreements	0	1	0	0	41	42

	$0	$1	$10	$0	$73	$84

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$968	$0	$968
Written Options	0	4	0	50	23	77
Swap Agreements	0	76	154	0	0	230

	$0	$80	$154	$1,018	$23	$1,275

	$0	$81	$164	$1,018	$96	$1,359

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$38	$38
Futures	0	0	(310)	0	127	(183)
Swap Agreements	0	(168)	0	0	758	590

	$0	$(168)	$(310)	$0	$923	$445

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,343)	$0	$(1,343)
Purchased Options	0	0	0	0	(41)	(41)
Written Options	0	4	0	0	92	96
Swap Agreements	0	140	18,431	0	0	18,571

	$0	$144	$18,431	$(1,343)	$51	$17,283

	$0	$(24)	$18,121	$(1,343)	$974	$17,728

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$12	$12
Futures	0	0	28	0	(40)	(12)
Swap Agreements	0	(30)	0	0	(857)	(887)

	$0	$(30)	$28	$0	$(885)	$(887)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(335)	$0	$(335)
Purchased Options	0	0	0	10	(232)	(222)
Written Options	0	5	0	(2)	13	16
Swap Agreements	0	42	599	0	0	641

	$0	$47	$599	$(327)	$(219)	$100

	$0	$17	$627	$(327)	$(1,104)	$(787)

96	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,916	$0	$3,916
Industrials	0	733	1,400	2,133
Utilities	0	814	0	814
U.S. Government Agencies	0	137,902	0	137,902
U.S. Treasury Obligations	0	5,073	0	5,073
Non-Agency Mortgage-Backed Securities	0	16,155	0	16,155
Asset-Backed Securities
Automobile ABS Other	0	2,007	0	2,007
Automobile Sequential	0	2,226	0	2,226
CMBS Other	0	681	0	681
Home Equity Other	0	8,341	0	8,341
Whole Loan Collateral	0	1,490	0	1,490
Other ABS	0	14,616	0	14,616
Sovereign Issues	0	16,821	0	16,821
Short-Term Instruments
Repurchase Agreements	0	13,700	0	13,700
South Africa Treasury Bills	0	50	0	50
U.S. Treasury Bills	0	1,889	0	1,889

	$0	$226,414	$1,400	$227,814

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,384	$0	$0	$10,384

Total Investments	$10,384	$226,414	$1,400	$238,198

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,023)	$0	$(15,023)

	$0	$(15,023)	$0	$(15,023)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	101	0	110
Over the counter	0	5,103	0	5,103

	$9	$5,204	$0	$5,213

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(74)	0	(84)
Over the counter	0	(1,203)	(72)	(1,275)

	$(10)	$(1,277)	$(72)	$(1,359)

Total Financial Derivative Instruments	$(1)	$3,927	$(72)	$3,854

Totals	$10,383	$215,318	$1,328	$227,029

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	97

Schedule of Investments	PIMCO RAE PLUS Small Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.8%

CORPORATE BONDS & NOTES 4.3%

BANKING & FINANCE 2.7%

ARES Strategic Income Fund
5.450% due 09/09/2028	$500	$504

Athene Global Funding
5.033% due 07/17/2030	700	712

Bank of Nova Scotia
5.450% due 08/01/2029	600	627

Barclays PLC
6.224% due 05/09/2034 •	400	431

Credit Suisse AG AT1 Claim
1.000% due 12/31/2060	200	26

Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	202
5.800% due 03/08/2029	200	203

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •	300	302

Jackson National Life Global Funding
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~	100	100

JPMorgan Chase & Co.
4.946% due 10/22/2035 •	100	101

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •	200	202

Morgan Stanley
5.320% due 07/19/2035 •	200	206
5.656% due 04/18/2030 •	200	209

Royal Bank of Canada
4.969% due 08/02/2030 •	100	102

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •	400	405

VICI Properties LP
5.125% due 11/15/2031	100	102

Wells Fargo & Co.
2.393% due 06/02/2028 •	100	97
5.150% due 04/23/2031 •	600	619

		5,150

INDUSTRIALS 1.2%

Beignet
6.850% due 06/01/2049 «	1,900	1,900

CVS Pass-Through Trust
6.943% due 01/10/2030	97	101

Petroleos del Peru SA
5.625% due 06/19/2047	300	222

Petroleos Mexicanos
6.350% due 02/12/2048	100	79

United Airlines Pass-Through Trust
5.450% due 08/15/2038	97	100

		2,402

UTILITIES 0.4%

Southern California Edison Co.
4.650% due 10/01/2043	200	171
4.700% due 06/01/2027	300	301
5.150% due 06/01/2029	300	305

		777

Total Corporate Bonds & Notes (Cost $8,149)		8,329

U.S. GOVERNMENT AGENCIES 107.9%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	252	246
4.500% due 12/01/2053	272	264
5.500% due 06/01/2054 - 09/01/2055	10,807	10,933

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	495	471

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. REMICS
1.983% due 07/15/2036 •(a)	$257	$26
2.213% due 04/15/2036 •(a)	23	2
4.867% due 03/15/2037 •	52	52
5.000% due 04/15/2041	294	301
5.187% due 08/15/2037 •	130	130
5.197% due 10/15/2037 •	19	19
5.207% due 05/15/2037 - 09/15/2037 •	138	138
5.296% due 11/25/2054 •	729	730
5.306% due 08/25/2055 - 09/25/2055 •	6,948	6,968
5.456% due 11/25/2054 •	683	683
5.500% due 03/15/2034	60	62
5.506% due 12/25/2054 - 03/25/2055 •	1,486	1,496

Federal National Mortgage Association
3.000% due 01/01/2027	33	32
4.202% due 10/01/2029 ~	1,000	1,005
4.300% due 12/01/2029	702	708
4.500% due 11/01/2054 - 12/01/2054	1,341	1,318
4.620% due 08/01/2030	5,800	5,909
4.705% due 09/01/2031 ~	1,900	1,937
4.720% due 10/01/2028	500	510
4.770% due 10/01/2028	600	613
4.930% due 06/01/2029	400	411
5.300% due 11/01/2030	800	839
5.500% due 07/01/2054 - 01/01/2055	2,320	2,358

Federal National Mortgage Association REMICS
1.379% due 03/25/2041 •(a)	458	46
2.229% due 03/25/2036 •(a)	121	9
4.821% due 07/25/2037 •	5	5
4.851% due 07/25/2037 •	11	11
4.871% due 09/25/2035 •	20	19
4.881% due 09/25/2035 •	41	41
5.191% due 06/25/2037 •	83	83
5.306% due 11/25/2054 •	622	622
5.506% due 09/25/2055 •	1,293	1,298
8.678% due 12/25/2036 •	6	7

Federal National Mortgage Association Trust
4.821% due 09/25/2042 •	4	4

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	464	27

Government National Mortgage Association
5.170% due 09/20/2055 •	6,708	6,710

Government National Mortgage Association REMICS
4.977% due 04/20/2068 •	307	311

Government National Mortgage Association, TBA
4.000% due 11/01/2055	6,430	6,046
4.500% due 11/01/2055	4,020	3,897
5.000% due 11/01/2055	5,340	5,305
5.500% due 11/01/2055	2,690	2,709
6.000% due 11/01/2055	2,660	2,705

U.S. Small Business Administration
4.430% due 05/01/2029	10	10

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055	8,550	8,057
4.500% due 10/01/2055 - 11/01/2055	4,570	4,432
5.000% due 10/01/2055 - 11/01/2055	16,740	16,593
5.500% due 10/01/2055 - 11/01/2055	2,030	2,046
6.000% due 10/01/2055 - 11/01/2055	65,860	67,280
6.500% due 10/01/2055 - 11/01/2055	41,270	42,667

Total U.S. Government Agencies (Cost $209,028)		209,101

U.S. TREASURY OBLIGATIONS 2.8%

U.S. Treasury Bonds
4.625% due 05/15/2044	2,100	2,085

U.S. Treasury Inflation Protected Securities (e)
1.750% due 01/15/2034	420	422

U.S. Treasury Notes
0.375% due 09/30/2027	100	94
0.625% due 11/30/2027	200	188

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.750% due 01/31/2028		$300	$281
3.875% due 07/31/2030		2,300	2,314

Total U.S. Treasury Obligations (Cost $5,377)			5,384

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%

Adjustable Rate Mortgage Trust
5.131% due 01/25/2036 ~		374	280

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		104	66

Avon Finance
4.886% due 12/28/2049 •	GBP	400	540

Banc of America Funding Trust
4.670% due 04/20/2047 •		$11	9
6.619% due 09/20/2034 ~		1	1

Banc of America Mortgage Trust
5.864% due 02/25/2034 ~		7	7
6.012% due 01/25/2035 ~		9	8

Bear Stearns ALT-A Trust
4.480% due 11/25/2035 ~		169	156
4.612% due 12/25/2046 •		13	12
4.772% due 01/25/2036 •		16	15
5.232% due 10/25/2035 ~		145	120

Bear Stearns ARM Trust
4.839% due 07/25/2034 ~		19	18
5.302% due 01/25/2035 ~		1	1
5.391% due 11/25/2034 ~		4	3
5.912% due 11/25/2034 ~		1	1
6.242% due 01/25/2033 ~		96	96
6.331% due 04/25/2033 ~		3	4
6.375% due 08/25/2033 ~		8	8
6.530% due 02/25/2036 •		5	5

BX Commercial Mortgage Trust
5.990% due 01/17/2039 •		1,000	999

Chase Home Lending Mortgage Trust
5.606% due 05/25/2055 •		314	313

Chase Mortgage Finance Trust
4.469% due 09/25/2036 ~		31	27
4.739% due 12/25/2035 ~		6	6
6.000% due 11/25/2036		113	47
6.000% due 12/25/2036		59	24

ChaseFlex Trust
4.872% due 07/25/2037 •		160	142

CHL Mortgage Pass-Through Trust
4.932% due 02/25/2035 •		11	11
5.097% due 11/25/2034 ~		35	34
6.589% due 10/20/2034 ~		25	25

Citigroup Mortgage Loan Trust, Inc.
4.487% due 09/25/2037 ~		132	122
5.805% due 08/25/2035 ~		1	1
9.170% due 09/25/2062 þ		813	815

Countrywide Alternative Loan Trust
4.652% due 09/25/2046 •		173	169
4.672% due 08/25/2037 •		39	24
4.710% due 05/20/2046 •		13	11
4.832% due 02/25/2037 •		69	59
4.850% due 11/20/2035 •		12	11
4.890% due 12/20/2035 •		146	139
4.912% due 11/25/2035 •		775	711
5.153% due 12/25/2035 •		21	19
5.500% due 07/25/2035		1	1
5.500% due 11/25/2035		16	9
5.553% due 08/25/2035 •		8	8
5.633% due 01/25/2036 •		40	38
6.250% due 08/25/2036		487	255

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		728	563

CSMC Mortgage-Backed Trust
5.750% due 03/25/2037		66	35

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.932% due 02/25/2036 •		461	456
5.772% due 10/25/2047 •		696	538

Eurohome U.K. Mortgages PLC
4.255% due 06/15/2044 •	GBP	13	17

GSR Mortgage Loan Trust
4.977% due 11/25/2035 ~		$5	5
5.500% due 01/25/2037		9	20
6.000% due 02/25/2036		979	354
6.000% due 07/25/2037		242	153

98	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
4.306% due 06/19/2036 ~		$242	$124
4.588% due 12/19/2036 •		19	17
4.688% due 05/19/2035 •		668	646
4.728% due 06/19/2035 •		118	116
4.728% due 12/19/2036 •		423	402

IndyMac INDX Mortgage Loan Trust
4.037% due 06/25/2036 ~		411	365
4.632% due 02/25/2037 •		265	246
4.912% due 07/25/2045 •		11	9

JP Morgan Alternative Loan Trust
4.244% due 05/25/2036 ~		229	126

JP Morgan Chase Commercial Mortgage Securities Trust
5.648% due 12/15/2031 •		110	110

JP Morgan Mortgage Trust
4.274% due 10/25/2036 ~		103	74
4.341% due 10/25/2036 ~		13	7
5.464% due 04/25/2037 ~		13	10
5.743% due 07/25/2035 ~		61	59
5.750% due 01/25/2036		9	4

Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ		613	614

Lehman XS Trust
4.772% due 08/25/2037 •		158	155
5.972% due 09/25/2047 •		169	155

Luminent Mortgage Trust
4.992% due 04/25/2036 •		103	91

MASTR Adjustable Rate Mortgages Trust
3.188% due 07/25/2035 ~		32	29
4.916% due 10/25/2033 ~		128	112

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.705% due 12/15/2030 •		2	2

Merrill Lynch Alternative Note Asset Trust
4.672% due 03/25/2037 •		1,685	396
4.872% due 03/25/2037 •		343	80

Merrill Lynch Mortgage Investors Trust
4.890% due 09/25/2035 ~		88	70
5.850% due 05/25/2033 ~		10	10

Morgan Stanley Mortgage Loan Trust
6.035% due 06/25/2036 ~		5	4

Morgan Stanley Re-REMICS Trust
3.008% due 02/26/2037 •		78	74
5.250% due 05/26/2037 ~		85	38

Mortgage Equity Conversion Asset Trust
4.110% due 05/25/2042 •		136	122

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		152	143

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		9	4

PHH Alternative Mortgage Trust
4.592% due 02/25/2037 •		505	373

PRPM LLC
5.228% due 08/25/2069 þ		600	602

RALI Trust
4.572% due 02/25/2037 •		200	178
4.632% due 07/25/2036 •		873	281
4.642% due 08/25/2036 •		372	339
6.000% due 08/25/2036		43	36

Structured Adjustable Rate Mortgage Loan Trust
3.937% due 11/25/2035 ~		132	123
4.572% due 08/25/2036 •		126	100
5.553% due 01/25/2035 •		4	3
6.336% due 02/25/2034 ~		1	1

Structured Asset Mortgage Investments II Trust
4.732% due 02/25/2036 •		134	125
4.832% due 02/25/2036 •		2	2
4.948% due 02/19/2035 •		6	6

Thornburg Mortgage Securities Trust
5.583% due 06/25/2047 •		137	123

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	360	486

Towd Point Mortgage Trust
4.541% due 10/27/2064 ~		$852	854

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	383	$517

WaMu Mortgage Pass-Through Certificates Trust
3.943% due 12/25/2046 •		$51	46
4.108% due 02/25/2037 ~		58	50
4.402% due 06/25/2037 ~		26	23
4.832% due 11/25/2045 •		14	13
4.963% due 07/25/2047 •		115	97
5.033% due 10/25/2046 •		1,278	1,120
5.653% due 10/25/2046 •		15	14

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.903% due 02/25/2047 •		539	500

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		314	275
6.443% due 07/25/2037 ~		10	10

Wells Fargo Mortgage-Backed Securities Trust
6.814% due 12/25/2036 ~		56	55

Total Non-Agency Mortgage-Backed Securities (Cost $19,428)			18,277

ASSET-BACKED SECURITIES 19.4%

AUTOMOBILE ABS OTHER 1.0%

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		800	801
4.640% due 01/15/2030		600	602

GLS Auto Receivables Issuer Trust
5.210% due 02/18/2031		500	506

			1,909

AUTOMOBILE SEQUENTIAL 2.3%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		300	309

Carvana Auto Receivables Trust
5.620% due 01/10/2029		255	257

Flagship Credit Auto Trust
5.640% due 03/15/2028		537	539

GLS Auto Select Receivables Trust
5.580% due 06/17/2030		850	861

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		800	817
5.490% due 06/25/2027		300	302

Octane Receivables Trust
5.870% due 05/21/2029		50	50

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029		600	605

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		195	195

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		130	131

Research-Driven Pagaya Motor Asset Trust VII
5.380% due 11/25/2030		23	23

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		306	307

			4,396

CMBS OTHER 0.4%

Arbor Realty Commercial Real Estate Notes Ltd.
5.822% due 01/15/2037 •		297	297

AREIT Trust
5.636% due 01/20/2037 •		419	419

M360 Ltd.
5.750% due 11/22/2038 •		65	64

			780

HOME EQUITY OTHER 6.1%

ACE Securities Corp. Home Equity Loan Trust
4.392% due 10/25/2036 •		2	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Argent Securities Trust
4.382% due 09/25/2036 •	$294	$95

Citigroup Mortgage Loan Trust, Inc.
4.472% due 05/25/2037 •	827	561
4.572% due 12/25/2036 •	1,274	479
4.632% due 01/25/2037 •	1,396	1,029

Countrywide Asset-Backed Certificates
4.672% due 02/25/2037 •	175	166

Countrywide Asset-Backed Certificates Trust
4.812% due 03/25/2036 •	270	244

Fremont Home Loan Trust
4.932% due 01/25/2036 •	138	134

GSAA Home Equity Trust
4.512% due 06/25/2036 •	251	46

GSAMP Trust
4.372% due 12/25/2046 •	561	278
4.442% due 12/25/2036 •	1,161	575

Home Equity Mortgage Loan Asset-Backed Trust
4.692% due 04/25/2037 •	98	70

HSI Asset Securitization Corp. Trust
4.492% due 12/25/2036 •	3,471	865
4.632% due 04/25/2037 •	579	382

JP Morgan Mortgage Acquisition Trust
4.572% due 07/25/2036 •	237	110

Long Beach Mortgage Loan Trust
4.572% due 05/25/2036 •	205	108
4.812% due 05/25/2046 •	1,396	414
5.247% due 04/25/2035 •	61	60

MASTR Asset-Backed Securities Trust
4.592% due 10/25/2036 •	1,079	517
4.752% due 03/25/2036 •	154	93

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 01/25/2037 •	899	415
4.402% due 02/25/2037 •	1,147	506
4.407% due 11/25/2036 •	1,525	965
4.482% due 01/25/2037 •	821	379
4.552% due 08/25/2036 •	1,522	765

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.252% due 02/25/2033 •	42	42

Morgan Stanley Mortgage Loan Trust
4.612% due 11/25/2036 •	123	34

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.932% due 10/25/2036 •	613	111

NovaStar Mortgage Funding Trust
4.592% due 10/25/2036 •	831	384

Ownit Mortgage Loan Trust
5.172% due 10/25/2036 •	96	95

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	1,602	512

Securitized Asset-Backed Receivables LLC Trust
4.752% due 07/25/2036 •	433	171

Soundview Home Loan Trust
4.352% due 06/25/2037 •	203	135
4.792% due 02/25/2037 •	528	142
5.172% due 10/25/2037 •	1,124	875

		11,758

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.992% due 04/25/2037 •	135	36

Structured Asset Securities Corp. Mortgage Loan Trust
4.612% due 12/25/2036 •	3	3

		39

WHOLE LOAN COLLATERAL 0.4%

Securitized Asset-Backed Receivables LLC Trust
4.432% due 08/25/2036 •	918	300
5.232% due 01/25/2036 •	415	401

		701

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	99

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 9.2%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •		$500	$501

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •		1,000	1,001

AlbaCore Euro CLO I DAC
3.101% due 10/18/2034 •	EUR	500	588

AlbaCore Euro CLO IV DAC
3.269% due 07/15/2035 •		1,000	1,175

Arbour CLO VI DAC
3.186% due 11/15/2037 •		700	824

ARES European CLO XIV DAC
3.054% due 10/21/2034 •		388	456
3.824% due 10/21/2034 •		500	588

Atlas Senior Loan Fund XV Ltd.
5.539% due 10/23/2032 •		$378	379

BHG Securitization Trust
5.930% due 10/17/2035		550	552

Birch Grove CLO Ltd.
5.870% due 07/17/2037 •		1,000	1,005

Crown Point CLO 7 Ltd.
5.555% due 10/20/2031 •		304	304

CVC Cordatus Loan Fund XXIV DAC
3.144% due 10/23/2034 •	EUR	411	484

Diameter Capital CLO 6 Ltd.
5.928% due 04/15/2037 •		$1,000	1,005

Henley CLO VII DAC
2.929% due 04/25/2034 •	EUR	500	588

ICG U.S. CLO Ltd.
5.475% due 10/20/2034 •		$1,100	1,101

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		500	500

LCM 31 Ltd.
5.605% due 07/20/2034 •		1,000	1,001

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •		500	501

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •		18	18

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •		268	268

Northwoods Capital XIV-B Ltd.
5.478% due 11/13/2031 •		621	622

Octagon Investment Partners 39 Ltd.
5.475% due 10/20/2030 •		290	290

Pagaya AI Debt Grantor Trust
5.331% due 01/15/2032		573	575

Pikes Peak CLO 2
5.549% due 10/11/2034 •		500	501

Pikes Peak CLO 4
5.528% due 07/15/2034 •		500	501

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		500	501

SLM Student Loan Trust
2.339% due 10/25/2039 •	EUR	439	482

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
5.474% due 07/15/2053 •		$429	$428

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •		500	501

Tralee CLO VI Ltd.
5.538% due 10/25/2032 •		650	651

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		23	23

			17,914

Total Asset-Backed Securities (Cost $40,566)			37,497

SOVEREIGN ISSUES 10.9%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	500,000	507
5.000% due 10/01/2028		420,000	436

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (c)	BRL	19,700	3,458

Colombia Government International Bonds
8.375% due 11/07/2054		$400	424

Colombia TES
6.000% due 04/28/2028	COP	2,540,100	593
11.000% due 08/22/2029		3,446,800	888

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$900	914

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		300	232

Egypt Government Bonds
21.954% due 03/04/2028	EGP	14,500	303

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	300	302

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	120,000	707

Mexico Bonos
8.500% due 03/01/2029	MXN	13,500	748

Mexico Government International Bonds
5.850% due 07/02/2032		$200	207

Mexico Udibonos
3.000% due 12/03/2026 (e)	MXN	855	46
4.000% due 08/24/2034 (e)		2,480	130

Peru Government Bonds
7.300% due 08/12/2033	PEN	3,100	996

Peru Government International Bonds
5.400% due 08/12/2034		3,700	1,032
6.150% due 08/12/2032		14,400	4,397
6.950% due 08/12/2031		720	230

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	29,650	1,363
7.000% due 02/28/2031		15,500	851
8.000% due 01/31/2030		5,200	302
8.250% due 03/31/2032		2,600	149
8.500% due 01/31/2037		3,200	171
8.875% due 02/28/2035		15,600	888

Romania Government International Bonds
6.750% due 07/11/2039	EUR	400	479

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	7,900	$185
42.493% (BISTREFI) due 05/20/2026 ~		100	2
42.493% (BISTREFI) due 05/17/2028 ~		8,100	192

Total Sovereign Issues (Cost $19,954)			21,132

SHORT-TERM INSTRUMENTS 18.1%

COMMERCIAL PAPER 3.0%

AutoNation, Inc.
4.550% due 10/08/2025 (b)		$1,930	1,928

HA Sustainable Infrastructure Capital, Inc.
4.950% due 10/07/2025		1,930	1,928

HCA, Inc.
4.750% due 10/09/2025		1,920	1,918

			5,774

REPURCHASE AGREEMENTS (f) 15.1%
			29,200

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (c)(d)	ZAR	1,200	66

Total Short-Term Instruments (Cost $35,041)			35,040

Total Investments in Securities (Cost $337,543)			334,760

		SHARES
INVESTMENTS IN AFFILIATES 9.7%

SHORT-TERM INSTRUMENTS 9.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%

PIMCO Short Asset Portfolio		1,911,689	18,756

PIMCO Short-Term Floating NAV Portfolio III		2,182	21

Total Short-Term Instruments (Cost $18,646)			18,777

Total Investments in Affiliates (Cost $18,646)			18,777

Total Investments 182.5% (Cost $356,189)			$353,537

Financial Derivative Instruments (g)(h) 2.7% (Cost or Premiums, net $6,968)			5,301

Other Assets and Liabilities, net (85.2)%			(165,072)

Net Assets 100.0%			$193,766

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Zero coupon security.

100	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	4.220%	09/30/2025	10/01/2025	$3,600	U.S. Treasury Notes 3.500% due 09/30/2029	$(3,672)	$3,600	$3,600
BOS	4.290	09/30/2025	10/01/2025	25,600	U.S. Treasury Notes 1.500% - 4.500% due 01/31/2027 - 05/15/2027	(26,121)	25,600	25,603

Total Repurchase Agreements						$(29,793)	$29,200	$29,203

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (20.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$3,980	$(3,208)	$(3,209)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	5,640	(4,656)	(4,752)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2055	50	(44)	(44)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	11,210	(10,279)	(10,240)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2055	21,460	(21,911)	(21,927)

Total Short Sales (20.7)%				$(40,098)	$(40,172)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$29,203	$0	$0	$29,203	$(29,793)	$(590)

Total Borrowings and Other Financing Transactions	$29,203	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(19) at a weighted average interest rate of 4.440%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$113.500	10/24/2025	105	$105	(36)	(22)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	105	$105	$(13)	$(12)

Total Written Options					$(49)	$(34)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	101

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
30-Day Federal Fund February Futures	02/2026	47	$18,887	$(1)	$0	$0
Canada Government 10-Year Bond December Futures	12/2025	32	2,816	10	13	0
Euro-Bund December Futures	12/2025	1	151	1	0	0
U.S. Treasury 2-Year Note December Futures	12/2025	66	13,754	24	7	0
U.S. Treasury 5-Year Note December Futures	12/2025	349	38,109	(35)	14	0
U.S. Treasury 10-Year Note December Futures	12/2025	24	2,700	22	0	(1)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	54	6,214	52	0	(3)

				$73	$34	$(4)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini Russell 2000 Index December Futures	12/2025	2	$(246)	$(4)	$0	$0
Euro-Bobl December Futures	12/2025	8	(1,107)	0	0	(2)
U.S. Treasury Long-Term Bond December Futures	12/2025	2	(233)	(5)	1	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	49	(5,883)	(29)	27	0

				$(38)	$28	$(2)

Total Futures Contracts				$35	$62	$(6)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.326%	$	100	$1	$0	$1	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR	200	1	0	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.581		100	1	0	1	0	0

							$3	$0	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	3,710	$(64)	$(21)	$(85)	$0	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030		5,700	(126)	(5)	(131)	0	(1)

						$(190)	$(26)	$(216)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$400	$30	$1	$31	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	14,200	$(74)	$(8)	$(82)	$20	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(2)	(2)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,700	(50)	21	(29)	6	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		830	39	(14)	25	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		$8,880	40	(106)	(66)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		9,100	(23)	19	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,270	27	(20)	7	0	(1)

102	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2029		$2,900	$26	$(61)	$(35)	$0	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,210	21	(73)	(52)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		2,520	77	(26)	51	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		7,840	(157)	29	(128)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		8,750	(144)	(8)	(152)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	(31)	(25)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,300	1,813	(222)	1,591	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,060	(11)	(6)	(17)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		5,100	333	(128)	205	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,030	9	(19)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		50	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		70	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		9,050	(57)	13	(44)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		200	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		10,150	(2)	(79)	(81)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,800	27	56	83	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,310	0	20	20	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,370	0	23	23	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,080	110	324	434	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	21	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,400	84	372	456	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		5,280	(453)	52	(401)	0	(16)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		8,600	0	(8)	(8)	0	(2)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		15,800	0	3	3	2	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		400	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,247,000	0	15	15	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029		3,255,300	0	1	1	1	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	2,200	0	1	1	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		2,200	0	(18)	(18)	0	(1)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	10,100	0	(3)	(3)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,400	(15)	76	61	9	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,700	74	(17)	57	13	0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028	CLP	397,400	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030		500,000	0	(5)	(5)	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(7)	(7)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	103

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	3.063%	Annual	12/06/2033		$100	$0	$(6)	$(6)	$0	$0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	5,800	0	6	6	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		18,800	(28)	(30)	(58)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030		$2,000	0	12	12	0	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		4,000	0	20	20	1	0
Receive	CPURNSA	2.541	Maturity	04/04/2030		470	(4)	6	2	0	0
Receive	CPURNSA	2.487	Maturity	04/03/2035		5,700	(79)	104	25	2	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		900	24	15	39	1	0

							$1,594	$325	$1,919	$84	$(59)

Total Swap Agreements							$1,437	$300	$1,737	$84	$(60)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$62	$84	$146	$(34)	$(6)	$(60)	$(100)

Cash of $5,291 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

104	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	5,781		$6,743	$0	$(45)
	10/2025		$1,952	CAD	2,715	0	(1)
	11/2025	CAD	2,711		$1,952	1	0

BOA	10/2025	JPY	4,421		29	0	0
	10/2025		$50	ILS	168	1	0
	10/2025		118	INR	10,397	0	(1)
	10/2025		3	JPY	450	0	0
	10/2025		110	KRW	152,822	0	(2)
	10/2025		25	NZD	43	0	0
	10/2025		192	PEN	711	12	0
	10/2025		30	PLN	108	0	0
	11/2025	ILS	339		$100	0	(2)
	11/2025	NZD	43		25	0	0
	11/2025		$40	ILS	133	0	0
	11/2025		30	JPY	4,405	0	0
	11/2025	ZAR	2,938		$168	0	(1)

BPS	10/2025	BRL	2,000		334	0	(42)
	10/2025	CNH	2,877		404	0	0
	10/2025	IDR	8,590,100		519	5	(1)
	10/2025	INR	13,642		155	2	0
	10/2025	JPY	5,121		34	0	0
	10/2025	TWD	20,346		677	9	(1)
	10/2025		$367	BRL	2,000	9	0
	10/2025		401	IDR	6,615,852	0	(4)
	10/2025		538	KRW	743,213	0	(8)
	10/2025		172	PLN	626	0	0
	11/2025	IDR	1,504,023		$90	0	0
	11/2025	INR	8,901		100	0	0
	11/2025	KRW	84,109		60	0	0
	11/2025		$110	ILS	370	2	0
	11/2025		34	JPY	5,104	0	0
	12/2025	TWD	2,438		$81	1	0
	12/2025		$134	IDR	2,246,441	1	0
	12/2025		101	MXN	1,869	1	0
	04/2026	BRL	500		$88	0	(2)

BRC	10/2025	CHF	530		664	0	(2)
	10/2025	TRY	1,067		25	0	(1)
	10/2025		$721	CHF	578	5	0
	10/2025		496	GBP	369	0	0
	10/2025		251	JPY	36,800	0	(2)
	10/2025		53	MXN	990	1	0
	10/2025		0	NOK	5	0	0
	10/2025		131	PLN	479	1	0
	10/2025		24	TRY	1,046	1	0
	11/2025	NOK	5		$0	0	0
	11/2025		$664	CHF	528	2	0
	11/2025		83	TRY	3,604	2	0
	11/2025	ZAR	7,964		$452	0	(7)
	12/2025	PEN	1,208		338	0	(10)
	12/2025		$496	TRY	21,844	3	0

BSH	10/2025	BRL	1,000		$188	0	0
	10/2025		$184	BRL	1,000	4	0
	10/2025		7	NZD	13	0	0
	11/2025	NZD	13		$7	0	0
	11/2025	PEN	813		221	0	(13)
	12/2025		6,594		1,853	0	(43)
	12/2025		$1,037	BRL	5,754	29	0
	02/2026	PEN	412		$118	0	0
	03/2026		5,924		1,696	0	(3)
	04/2026	BRL	1,000		176	0	(4)

CBK	10/2025	AUD	367		239	0	(3)
	10/2025	BRL	7,300		1,372	1	0
	10/2025	CNH	55		8	0	0
	10/2025	IDR	5,359,547		324	3	(1)
	10/2025	INR	17,667		199	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	105

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	KRW	525,734		$380	$5	$0
	10/2025	SGD	1,333		1,039	6	0
	10/2025	THB	2,781		86	0	0
	10/2025	TWD	20,908		705	19	0
	10/2025		$1,321	BRL	7,300	51	0
	10/2025		751	IDR	12,310,477	0	(13)
	10/2025		501	INR	43,969	0	(6)
	10/2025		45	NOK	448	0	0
	10/2025		996	PEN	3,496	11	0
	10/2025		111	SEK	1,055	1	0
	10/2025		316	TWD	9,628	0	0
	10/2025	ZAR	1,975		$114	0	0
	11/2025	COP	3,979,699		980	0	(31)
	11/2025	NOK	448		45	0	0
	11/2025		$56	ILS	187	1	0
	11/2025		199	INR	17,702	0	0
	11/2025		122	ZAR	2,125	1	0
	11/2025	ZAR	2,459		$142	0	0
	12/2025	PEN	3,503		996	0	(11)
	12/2025	TWD	32,359		1,083	15	0
	12/2025		$138	IDR	2,320,012	1	0
	01/2026	TWD	4,392		$146	0	0
	03/2026	PEN	612		172	0	(4)
	08/2026		$122	ZAR	2,173	1	0

DUB	10/2025	CNH	6,164		$867	2	0
	10/2025	IDR	3,120,798		190	3	0
	10/2025	INR	28,701		323	0	0
	10/2025	KRW	130,362		94	1	0
	10/2025		$150	ILS	512	5	0
	10/2025		256	INR	22,678	0	(1)
	10/2025		610	PLN	2,222	1	0
	11/2025	ILS	512		$150	0	(5)
	11/2025	INR	2,654		30	0	0
	11/2025		$323	INR	28,758	0	0
	11/2025	ZAR	19,230		$1,099	0	(11)

FAR	10/2025	AUD	2,605		1,690	0	(34)
	10/2025	CHF	95		119	0	0
	10/2025	CNH	2,687		378	1	0
	10/2025	SGD	467		364	2	0
	10/2025		$2,031	AUD	3,111	27	0
	10/2025		475	INR	41,919	0	(4)
	10/2025		1,217	JPY	178,856	0	(7)
	10/2025		731	PEN	2,550	4	0
	10/2025		245	PLN	896	1	0
	10/2025		2,859	SGD	3,682	0	(5)
	11/2025	AUD	3,111		$2,032	0	(27)
	11/2025	PEN	2,269		618	0	(35)
	11/2025	SGD	3,672		2,859	4	0
	11/2025		$119	CHF	95	0	0
	12/2025	MXN	11,252		$594	0	(16)
	12/2025		$87	PEN	309	2	0
	02/2026	PEN	2,559		$731	0	(3)

GLM	10/2025	BRL	1,800		308	0	(30)
	10/2025	CHF	23		29	0	0
	10/2025	CNH	212		30	0	0
	10/2025	IDR	2,278,342		137	0	0
	10/2025	SGD	38		30	0	0
	10/2025		$331	BRL	1,800	7	0
	10/2025		110	IDR	1,811,050	0	(1)
	10/2025		136	INR	11,945	0	(2)
	10/2025		59	MXN	1,105	1	0
	11/2025		20	ILS	67	0	0
	12/2025	MXN	186		$10	0	0
	12/2025	PEN	352		100	0	(1)
	12/2025		$133	IDR	2,227,706	0	0
	04/2026	BRL	5,300		$911	0	(42)

IND	10/2025	AUD	139		91	0	(1)

JPM	10/2025	CAD	2,712		1,963	14	0
	10/2025	CLP	432,338		450	0	0

106	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	IDR	6,304,423		$378	$0	$0
	10/2025	KRW	225,632		163	2	0
	10/2025	SGD	276		215	1	0
	10/2025	TWD	5,449		179	0	0
	10/2025		$109	EUR	93	0	0
	10/2025		202	GBP	150	0	0
	10/2025		511	IDR	8,494,539	0	(2)
	10/2025		60	ILS	201	1	0
	10/2025		107	INR	9,437	0	(1)
	10/2025		86	PLN	318	1	0
	10/2025		29	TWD	887	0	0
	11/2025	ZAR	17,029		$972	0	(11)
	12/2025		$97	MXN	1,810	1	0
	04/2026	BRL	12,900		$2,183	0	(137)
	06/2026	ZAR	1,200		68	0	0

MBC	10/2025	CHF	24		30	0	0
	10/2025	CNH	3,137		441	1	0
	10/2025	EUR	51		60	1	0
	10/2025	IDR	310,860		19	0	0
	10/2025	JPY	2,538		17	0	0
	10/2025	KRW	767,611		550	3	0
	10/2025	SEK	2,700		282	0	(5)
	10/2025	SGD	1,569		1,224	8	0
	10/2025	THB	1,939		60	0	0
	10/2025		$119	CHF	94	0	(1)
	10/2025		313	CNH	2,228	0	0
	10/2025		421	KRW	588,219	0	(2)
	10/2025		0	NOK	5	0	0
	10/2025		110	SEK	1,055	2	0
	10/2025		80	THB	2,590	0	0
	11/2025	CNH	2,223		$313	0	0
	11/2025	NOK	5		0	0	0
	11/2025		$29	JPY	4,340	0	0
	12/2025		162	MXN	3,029	2	0

MYI	10/2025	CNH	3,167		$445	1	0
	10/2025	IDR	1,271,657		77	1	0
	10/2025	JPY	96,831		649	0	(6)
	10/2025		$14	JPY	1,991	0	0
	10/2025		94	PLN	339	0	(1)
	10/2025		148	TWD	4,457	0	(2)
	11/2025		649	JPY	96,496	6	0
	12/2025	TWD	4,428		$148	2	0
	12/2025		$134	MXN	2,532	3	0

NGF	10/2025	KRW	298,855		$215	2	0
	10/2025		$98	IDR	1,626,598	0	(1)
	11/2025		494	TRY	21,605	8	0

SCX	10/2025	CNH	2,303		$324	1	0
	10/2025	IDR	2,783,924		167	0	0
	10/2025	INR	20,854		235	0	0
	10/2025	PEN	6,043		1,710	0	(30)
	10/2025	TWD	12,338		416	11	0
	10/2025		$592	GBP	443	3	0
	10/2025		124	IDR	2,040,412	0	(2)
	10/2025		250	INR	22,087	0	(2)
	10/2025		69	JPY	10,193	0	0
	11/2025	GBP	443		$593	0	(3)
	11/2025		$205	INR	18,239	0	0
	11/2025		0	JPY	21	0	0
	12/2025		167	IDR	2,790,960	0	0

SOG	10/2025	BRL	9,188		$1,722	0	(5)
	10/2025	JPY	210,873		1,417	0	(9)
	10/2025	NZD	56		33	0	0
	10/2025		$1,728	BRL	9,188	0	(1)
	10/2025		6,750	EUR	5,739	0	(11)
	10/2025		635	JPY	93,333	0	(4)
	11/2025	COP	2,058,101		$505	0	(17)
	11/2025	EUR	5,739		6,763	11	0
	11/2025		$1,417	JPY	210,144	9	0
	12/2025	MXN	209		$11	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	107

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025		$1,722	BRL	9,319	$4	$0
	03/2026	CLP	478,919		$494	0	(4)

SSB	10/2025	GBP	962		1,297	3	0
	10/2025		$119	BRL	650	3	0
	12/2025	PEN	523		$141	0	(9)

UAG	10/2025	ILS	932		279	0	(2)
	10/2025	NOK	473		46	0	(1)
	10/2025		$15	ILS	51	1	0
	10/2025		1,114	INR	98,349	0	(8)
	10/2025		93	PLN	339	0	0
	10/2025		80	THB	2,589	0	0
	10/2025		114	ZAR	1,975	0	0
	10/2025	ZAR	1,976		$114	0	0
	11/2025	ILS	51		15	0	(1)
	11/2025	ZAR	8,662		491	0	(9)
	12/2025	TRY	1,643		35	0	(2)

Total Forward Foreign Currency Contracts						$375	$(778)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,300	$5	$3
	Call - OTC USD versus HKD		7.800	08/24/2026	4,900	7	5
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	970	43	52

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	580	10	18
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	900	1	1

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	1,700	2	2
	Call - OTC USD versus HKD		7.800	08/24/2026	1,900	3	2

						$71	$83

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	2,300	$18	$18
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	600	3	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	1,100	9	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	1	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	1	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	600	53	50
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	600	53	50
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	55
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	47
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	900	77	83
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	900	77	70

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,800	145	165
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,300	186	156

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	4,000	1	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	1,600	1	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	130,700	656	570
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	130,700	656	637
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,500	217	225
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	2,000	173	180

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	2,800	4	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	5,500	5	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	5,500	5	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,600	141	137

108	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485%	07/31/2035	1,600	$141	$131
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,100	412	467
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	6,700	541	455

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	5,600	12	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	300	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	2,400	211	205
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	2,400	211	197

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	24,400	18	17
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	5,900	5	3
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	2,100	9	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,600	34	28
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,400	48	42
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,400	35	22
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	600	53	51
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	600	53	49

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,200	106	104
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,200	106	98

							$ 4,601	$4,354

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$97.961	10/07/2025	1,800	$2	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	99.656	10/07/2025	5,400	4	0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.945	10/07/2025	9,100	12	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.977	10/07/2025	9,100	12	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	98.063	10/07/2025	7,200	9	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	99.652	10/07/2025	18,100	14	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	99.547	11/06/2025	5,800	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.969	12/04/2025	3,800	5	3

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	99.648	10/07/2025	2,700	2	0

					$64	$3

Total Purchased Options					$4,736	$4,440

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	11,400	$(11)	$(5)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,300	$(2)	$(2)
	Call - OTC USD versus HKD		7.850	08/24/2026	4,900	(2)	(3)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,950	(41)	(50)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	580	(2)	(3)
	Call - OTC USD versus BRL		5.800	11/07/2025	580	(5)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	900	0	(1)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	1,700	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	1,900	(1)	(1)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	300	(10)	(2)

						$(64)	$(64)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	109

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.086%	10/07/2025	6,600	$(14)	$0

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	2,700	(5)	(6)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131	11/06/2025	3,900	(4)	0

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.993	10/07/2025	16,200	(19)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	4,300	(9)	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	2,400	(9)	(11)

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.082	10/07/2025	5,500	(12)	0

							$(72)	$(17)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$96.547	10/07/2025	2,300	$(4)	$(14)

Total Written Options					$(151)	$(100)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	0.872%	$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046		$1,554	$(422)	$300	$0	$(122)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	966	188	12	200	0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		1,450	284	17	301	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		580	116	4	120	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		4,059	839	2	841	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065		$600	(9)	4	0	(5)

							$996	$339	$1,462	$(127)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	ERAUSLT Index	9,172	4.510% (SOFR plus a specified spread)	Monthly	10/01/2025	$72,505	$0	$133	$133	$0
MYI	Receive	ERAUSLT Index	6,452	4.600% (SOFR plus a specified spread)	Monthly	12/17/2025	51,284	0	(39)	0	(39)
	Receive	ERAUSLT Index	2,336	4.650% (SOFR plus a specified spread)	Monthly	03/11/2026	18,568	0	(71)	0	(71)
	Receive	ERAUSLT Index	6,452	4.790% (SOFR plus a specified spread)	Monthly	03/25/2026	51,285	0	(40)	0	(40)

								$0	$(17)	$133	$(150)

Total Swap Agreements								$995	$323	$1,595	$(277)

110	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$1	$0	$0	$1	$(46)	$0	$0	$(46)	$(45)	$0	$(45)
BOA	13	452	200	665	(6)	(55)	(122)	(183)	482	0	482
BPS	30	0	301	331	(58)	0	0	(58)	273	(300)	(27)
BRC	15	321	0	336	(22)	0	0	(22)	314	0	314
BSH	33	0	0	33	(63)	0	0	(63)	(30)	0	(30)
CBK	116	0	0	116	(69)	0	0	(69)	47	0	47
DUB	12	1,612	0	1,624	(17)	(6)	0	(23)	1,601	0	1,601
FAR	41	0	0	41	(131)	0	0	(131)	(90)	0	(90)
GLM	8	1,211	0	1,219	(76)	(5)	0	(81)	1,138	0	1,138
GSC	0	3	0	3	0	(14)	0	(14)	(11)	0	(11)
GST	0	0	120	120	0	(5)	0	(5)	115	0	115
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	20	413	974	1,407	(151)	0	0	(151)	1,256	(988)	268
MBC	17	4	0	21	(8)	(2)	0	(10)	11	0	11
MYC	0	222	0	222	0	(11)	0	(11)	211	0	211
MYI	13	0	0	13	(9)	0	(150)	(159)	(146)	0	(146)
NGF	10	202	0	212	(1)	0	0	(1)	211	0	211
SAL	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
SCX	15	0	0	15	(37)	0	0	(37)	(22)	0	(22)
SOG	24	0	0	24	(51)	0	0	(51)	(27)	0	(27)
SSB	6	0	0	6	(9)	0	0	(9)	(3)	0	(3)
UAG	1	0	0	1	(23)	(2)	0	(25)	(24)	0	(24)

Total Over the Counter	$375	$4,440	$1,595	$6,410	$(778)	$(100)	$(277)	$(1,155)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	111

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$62	$62
Swap Agreements	0	0	0	0	84	84

	$0	$0	$0	$0	$146	$146

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$375	$0	$375
Purchased Options	0	0	0	83	4,357	4,440
Swap Agreements	0	1,462	133	0	0	1,595

	$0	$1,462	$133	$458	$4,357	$6,410

	$0	$1,462	$133	$458	$4,503	$6,556

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$34	$34
Futures	0	0	0	0	6	6
Swap Agreements	0	1	0	0	59	60

	$0	$1	$0	$0	$99	$100

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$778	$0	$778
Written Options	0	5	0	64	31	100
Swap Agreements	0	127	150	0	0	277

	$0	$132	$150	$842	$31	$1,155

	$0	$133	$150	$842	$130	$1,255

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate ‘Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$49	$49
Futures	0	0	(1,048)	0	387	(661)
Swap Agreements	0	(140)	0	0	692	552

	$0	$(140)	$(1,048)	$0	$1,128	$(60)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,327)	$0	$(2,327)
Purchased Options	0	0	0	0	(59)	(59)
Written Options	0	5	0	0	128	133
Swap Agreements	0	205	12,079	0	0	12,284

	$0	$210	$12,079	$(2,327)	$69	$10,031

	$0	$70	$11,031	$(2,327)	$1,197	$9,971

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	85	0	(274)	(189)
Swap Agreements	0	(10)	0	0	(652)	(662)

	$0	$(10)	$85	$0	$(911)	$(836)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(242)	$0	$(242)
Purchased Options	0	0	0	13	(288)	(275)
Written Options	0	6	0	(1)	10	15
Swap Agreements	0	64	6,099	0	0	6,163

	$0	$70	$6,099	$(230)	$(278)	$5,661

	$0	$60	$6,184	$(230)	$(1,189)	$4,825

112	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,150	$0	$5,150
Industrials	0	502	1,900	2,402
Utilities	0	777	0	777
U.S. Government Agencies	0	209,101	0	209,101
U.S. Treasury Obligations	0	5,384	0	5,384
Non-Agency Mortgage-Backed Securities	0	18,277	0	18,277
Asset-Backed Securities
Automobile ABS Other	0	1,909	0	1,909
Automobile Sequential	0	4,396	0	4,396
CMBS Other	0	780	0	780
Home Equity Other	0	11,758	0	11,758
Home Equity Sequential	0	39	0	39
Whole Loan Collateral	0	701	0	701
Other ABS	0	17,914	0	17,914
Sovereign Issues	0	21,132	0	21,132
Short-Term Instruments
Commercial Paper	0	5,774	0	5,774
Repurchase Agreements	0	29,200	0	29,200
South Africa Treasury Bills	0	66	0	66

	$0	$332,860	$1,900	$334,760

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,777	$0	$0	$18,777

Total Investments	$18,777	$332,860	$1,900	$353,537

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(40,172)	$0	$(40,172)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	133	0	146
Over the counter	0	6,410	0	6,410

	$13	$6,543	$0	$6,556

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(98)	0	(100)
Over the counter	0	(1,033)	(122)	(1,155)

	$(2)	$(1,131)	$(122)	$(1,255)

Total Financial Derivative Instruments	$11	$5,412	$(122)	$5,301

Totals	$18,788	$298,100	$1,778	$318,666

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	113

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 184.3%

CORPORATE BONDS & NOTES 7.6%

BANKING & FINANCE 5.6%

ARES Strategic Income Fund
5.450% due 09/09/2028		$1,200	$1,210

Athene Global Funding
5.033% due 07/17/2030		2,100	2,135

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		249	240

Bank of Nova Scotia
5.450% due 08/01/2029		1,600	1,671

Barclays PLC
7.437% due 11/02/2033 •		600	689

Cape Lookout Re Ltd.
10.832% (T-BILL 1MO + 6.900%) due 03/13/2032 ~		250	263

Citibank NA
4.838% due 08/06/2029		1,100	1,127

Credit Suisse AG AT1 Claim		2,612	339

Deutsche Bank AG
3.547% due 09/18/2031 •		2,000	1,896

Equinix, Inc.
1.550% due 03/15/2028		700	658

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	604	708

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		$400	390
4.542% due 08/01/2026		200	200
5.800% due 03/05/2027		600	606
5.800% due 03/08/2029		400	406

GA Global Funding Trust
5.500% due 04/01/2032		300	308

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		100	101

Hestia Re Ltd.
12.154% (T-BILL 1MO + 8.250%) due 03/13/2032 ~		250	260

HPS Corporate Lending Fund
5.950% due 04/14/2032		300	305

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	558

Integrity RE III Ltd.
29.404% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		250	281

Jackson National Life Global Funding
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~		100	100

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •		1,100	1,113

MMIFS Re Ltd.
5.598% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	181

Morgan Stanley
5.656% due 04/18/2030 •		$100	104

Pricoa Global Funding I
4.650% due 08/27/2031		300	303

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029		1,678	1,605

UBS Group AG
4.751% due 05/12/2028 •		1,000	1,009

VICI Properties LP
5.125% due 11/15/2031		100	102
5.625% due 04/01/2035		200	205
5.750% due 04/01/2034		100	104

Wells Fargo & Co.
3.900% due 07/22/2032 •	EUR	1,200	1,452
5.150% due 04/23/2031 •		$1,400	1,444

			22,073

INDUSTRIALS 1.7%

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		200	199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance LLC
6.500% due 11/21/2033	$200	$216

Beignet
6.850% due 06/01/2049 «(b)	4,000	4,000

Boeing Co.
2.196% due 02/04/2026	100	99

DAE Funding LLC
3.375% due 03/20/2028	500	484

Nakilat, Inc.
6.067% due 12/31/2033	666	709

Petroleos del Peru SA
5.625% due 06/19/2047	700	518

Petroleos Mexicanos
6.350% due 02/12/2048	300	239

United Airlines Pass-Through Trust
5.450% due 08/15/2038	193	199

Viper Energy Partners LLC
5.700% due 08/01/2035	100	102

		6,765

UTILITIES 0.3%

Pacific Gas & Electric Co.
3.000% due 06/15/2028	500	482

Southern California Edison Co.
4.650% due 10/01/2043	300	256
4.700% due 06/01/2027	100	101
5.150% due 06/01/2029	200	204
5.350% due 03/01/2026	100	100

		1,143

Total Corporate Bonds & Notes (Cost $29,523)		29,981

U.S. GOVERNMENT AGENCIES 113.2%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	1,136	1,109
4.000% due 01/01/2048 - 03/01/2049	913	879
4.500% due 12/01/2054	3,031	2,965
5.500% due 11/01/2054 - 09/01/2055	26,943	27,275
6.500% due 04/01/2055	7,856	8,127

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	1,286	1,224

Federal Home Loan Mortgage Corp. REMICS
1.983% due 07/15/2036 •(a)	577	59
2.213% due 04/15/2036 •(a)	51	5
5.296% due 11/25/2054 •	1,730	1,733
5.306% due 09/25/2055 •	8,026	8,085
5.456% due 07/25/2055 •	580	582
5.506% due 03/25/2055 •	2,917	2,936
5.556% due 08/25/2055 •	6,417	6,444
5.806% due 03/25/2054 •	1,279	1,290

Federal National Mortgage Association
3.000% due 01/01/2027	130	129
3.500% due 06/01/2045 - 04/01/2048	6,335	5,892
4.202% due 10/01/2029 ~	2,500	2,513
4.300% due 12/01/2029	1,704	1,720
4.540% due 07/01/2030	600	609
4.705% due 09/01/2031 ~	4,900	4,996
4.720% due 10/01/2028	1,400	1,429
4.770% due 10/01/2028	900	920
4.860% due 08/01/2030	800	827
4.930% due 06/01/2029	1,100	1,130
5.000% due 02/01/2055	100	99
5.300% due 11/01/2030	2,200	2,307
5.500% due 08/01/2053 - 11/01/2054	3,847	3,924
6.500% due 01/01/2054 - 02/01/2054	1,508	1,579

Federal National Mortgage Association REMICS
1.379% due 03/25/2041 •(a)	1,025	104
2.229% due 03/25/2036 •(a)	271	21

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.306% due 11/25/2054 •		$1,555	$1,556
5.506% due 08/25/2055 - 09/25/2055 •		6,103	6,124
5.756% due 09/25/2055 •		3,679	3,709
8.678% due 12/25/2036 •		14	16

Government National Mortgage Association
4.750% due 11/20/2044 •		216	222

Government National Mortgage Association REMICS
4.977% due 04/20/2068 •		687	696

Government National Mortgage Association, TBA
4.000% due 11/01/2055		15,480	14,555
4.500% due 11/01/2055		11,040	10,702
5.000% due 11/01/2055		13,840	13,750
5.500% due 11/01/2055		6,540	6,585
6.000% due 11/01/2055		6,450	6,560

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055		1,870	1,643
4.000% due 11/01/2055		22,130	20,854
4.500% due 10/01/2055 - 11/01/2055		18,030	17,484
5.000% due 11/01/2055		30,970	30,697
6.000% due 10/01/2055 - 11/01/2055		120,830	123,431
6.500% due 10/01/2055 - 11/01/2055		94,950	98,171

Total U.S. Government Agencies (Cost $447,870)			447,667

U.S. TREASURY OBLIGATIONS 4.0%

U.S. Treasury Bonds
4.625% due 05/15/2044 (k)		6,100	6,057

U.S. Treasury Notes
3.875% due 07/31/2030		9,600	9,659

Total U.S. Treasury Obligations (Cost $15,719)			15,716

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.6%

Adjustable Rate Mortgage Trust
5.131% due 01/25/2036 ~		838	628
5.450% due 09/25/2035 ~		7	6

AG Trust
6.166% due 07/15/2041 •		1,283	1,289

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		233	148

Avon Finance
4.886% due 12/28/2049 •	GBP	1,668	2,249

Banc of America Funding Trust
4.670% due 04/20/2047 •		$25	21
6.619% due 09/20/2034 ~		3	3

BCAP LLC Trust
5.250% due 04/26/2037		46	25

Bear Stearns ALT-A Trust
4.772% due 01/25/2036 •		36	34
5.425% due 05/25/2035 ~		10	10

Bear Stearns ARM Trust
4.839% due 07/25/2034 ~		42	40
5.302% due 01/25/2035 ~		2	2
5.777% due 02/25/2034 ~		2	2
6.242% due 01/25/2033 ~		215	214
6.331% due 04/25/2033 ~		8	8
6.375% due 08/25/2033 ~		18	18

BX Trust
4.899% due 04/15/2039 •		703	702

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,473	1,339
3.500% due 06/25/2062 ~		2,670	2,477

CHL Mortgage Pass-Through Trust
4.593% due 09/25/2047 ~		1	1
4.932% due 02/25/2035 •		9	9

CIM Trust
5.000% due 05/25/2062 ~		1,516	1,516
6.639% due 12/25/2067 þ		459	462

Citigroup Mortgage Loan Trust, Inc.
9.170% due 09/25/2062 þ		2,290	2,298

114	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CLNY Trust
6.066% due 11/15/2038 •		$3,200	$3,125

Countrywide Alternative Loan Trust
4.632% due 05/25/2047 •		90	84
4.672% due 08/25/2037 •		88	54
4.890% due 12/20/2035 •		328	312
4.912% due 11/25/2035 •		1,735	1,593
5.153% due 12/25/2035 •		49	44
5.500% due 11/25/2035		37	21
6.250% due 08/25/2036		1,092	571

Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		3	3

Cross Mortgage Trust
6.615% due 03/25/2068 þ		1,091	1,100

CSMC Trust
2.000% due 01/25/2060 ~		1,831	1,632

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.772% due 10/25/2047 •		1,560	1,206

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		2,267	2,283

Eurohome U.K. Mortgages PLC
4.255% due 06/15/2044 •	GBP	28	38

GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~		$1	1

HarborView Mortgage Loan Trust
4.468% due 07/19/2047 •		1,472	1,449
4.658% due 12/19/2036 •		444	352

IndyMac INDX Mortgage Loan Trust
4.752% due 07/25/2035 •		1	1
4.912% due 07/25/2045 •		25	19

JP Morgan Chase Commercial Mortgage Securities Trust
5.248% due 02/15/2035 •		658	654

JP Morgan Mortgage Trust
5.464% due 04/25/2037 ~		30	23

Lehman XS Trust
4.632% due 12/25/2036 •		558	551
4.772% due 08/25/2037 •		354	347

Luminent Mortgage Trust
4.488% due 04/25/2036 ~		2,452	1,616

MASTR Adjustable Rate Mortgages Trust
4.482% due 04/25/2046 •		2	2
4.916% due 10/25/2033 ~		286	251

Merrill Lynch Alternative Note Asset Trust
4.672% due 03/25/2037 •		3,774	886

Merrill Lynch Mortgage Investors Trust
4.772% due 11/25/2035 •		60	57
5.850% due 05/25/2033 ~		19	18

Merrill Lynch Mortgage-Backed Securities Trust
4.360% due 04/25/2037 ~		7	6

MFA Trust
4.400% due 03/25/2068 þ		981	973
6.775% due 10/25/2058 þ		879	890

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		279	263
6.864% due 10/25/2063 þ		1,779	1,805

OBX Trust
5.949% due 02/25/2063 þ		927	929
6.113% due 03/25/2063 þ		629	632
6.567% due 06/25/2063 þ		664	669
7.045% due 09/25/2063 þ		1,734	1,760

PHH Alternative Mortgage Trust
4.592% due 02/25/2037 •		1,132	836

PRPM LLC
4.000% due 06/25/2053 þ		1,313	1,300

RALI Trust
4.612% due 01/25/2037 •		1,080	958

Sequoia Mortgage Trust
4.699% due 01/20/2047 ~		3	2
4.978% due 03/20/2035 •		2	2

Stratton Mortgage Funding PLC
5.137% due 06/20/2060 •	GBP	421	567

Structured Adjustable Rate Mortgage Loan Trust
3.937% due 11/25/2035 ~		$296	276

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments II Trust
4.948% due 02/19/2035 •		$14	$14

Thornburg Mortgage Securities Trust
5.583% due 06/25/2047 •		4	4

Towd Point Mortgage Funding-Granite 6 PLC
4.978% due 07/20/2053 •	GBP	1,009	1,361

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~		460	620

Verus Securitization Trust
4.260% due 02/25/2067 þ		$1,004	967
6.193% due 03/25/2068 þ		870	872
6.476% due 06/25/2068 þ		636	641
7.070% due 10/25/2068 þ		1,163	1,182

WaMu Mortgage Pass-Through Certificates Trust
3.712% due 04/25/2037 ~		6	5
3.714% due 01/25/2037 ~		2	2
3.943% due 12/25/2046 •		114	104
4.357% due 12/25/2036 ~		2	2
4.963% due 07/25/2047 •		257	218
5.033% due 10/25/2046 •		2,862	2,508

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.903% due 02/25/2047 •		1,206	1,120
5.123% due 05/25/2046 •		2	2

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		704	615
6.443% due 07/25/2037 ~		24	22

Total Non-Agency Mortgage-Backed Securities (Cost $55,383)			53,921

ASSET-BACKED SECURITIES 25.2%

AUTOMOBILE ABS OTHER 1.5%

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		2,000	2,003
4.640% due 01/15/2030		1,600	1,604

GLS Auto Receivables Issuer Trust
5.080% due 01/16/2029		2,444	2,466

			6,073

AUTOMOBILE SEQUENTIAL 2.5%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		1,300	1,337
6.120% due 04/20/2027		3,300	3,320

CPS Auto Receivables Trust
4.910% due 06/15/2028		744	745

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		309	311

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		917	925

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		2,300	2,349
5.490% due 06/25/2027		300	302

Octane Receivables Trust
5.870% due 05/21/2029		187	188

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		195	195

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		208	209

Research-Driven Pagaya Motor Asset Trust VII
5.380% due 11/25/2030		68	68

			9,949

CMBS OTHER 2.4%

BDS LLC
5.705% due 10/21/2042 •		2,200	2,190

MF1 Ltd.
5.884% due 02/19/2037 •		2,900	2,901

Starwood Ltd.
6.172% due 11/15/2038 •		4,500	4,492

			9,583

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 7.8%

ABFC Trust
5.007% due 03/25/2035 •	$1,140	$1,093

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.217% due 07/25/2035 •	2,854	2,820

Argent Securities Trust
4.382% due 09/25/2036 •	659	213
4.752% due 06/25/2036 •	1,991	543

Carrington Mortgage Loan Trust
4.532% due 02/25/2037 •	2,483	2,404

Citigroup Mortgage Loan Trust, Inc.
4.572% due 12/25/2036 •	2,853	1,073
4.592% due 09/25/2036 •	2,957	2,287

Countrywide Asset-Backed Certificates
4.672% due 02/25/2037 •	357	340
4.772% due 01/25/2046 •	3,760	3,577

Fremont Home Loan Trust
4.932% due 01/25/2036 •	253	245

GSAA Home Equity Trust
4.512% due 06/25/2036 •	562	104

GSAMP Trust
4.532% due 12/25/2046 •	1,551	824

Home Equity Mortgage Loan Asset-Backed Trust
4.692% due 04/25/2037 •	201	143

HSI Asset Securitization Corp. Trust
4.492% due 12/25/2036 •	7,774	1,937

JP Morgan Mortgage Acquisition Trust
4.572% due 07/25/2036 •	531	246

Long Beach Mortgage Loan Trust
5.247% due 04/25/2035 •	136	135

MASTR Asset-Backed Securities Trust
4.592% due 10/25/2036 •	2,417	1,157
4.752% due 03/25/2036 •	345	208

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 01/25/2037 •	2,015	930
4.402% due 02/25/2037 •	1,841	1,648
4.552% due 08/25/2036 •	3,409	1,713

Morgan Stanley Home Equity Loan Trust
4.442% due 04/25/2037 •	2,001	1,040

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.932% due 10/25/2036 •	1,373	249

NovaStar Mortgage Funding Trust
4.592% due 10/25/2036 •	1,861	861

Ownit Mortgage Loan Trust
5.172% due 10/25/2036 •	214	212

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.147% due 10/25/2034 •	1,131	1,016

Residential Asset Mortgage Products Trust
4.947% due 11/25/2035 •	804	797

Securitized Asset-Backed Receivables LLC Trust
4.992% due 10/25/2035 •	2,650	2,326

Soundview Home Loan Trust
4.352% due 06/25/2037 •	454	303
4.792% due 02/25/2037 •	1,181	317

		30,761

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.992% due 04/25/2037 •	303	80

WHOLE LOAN COLLATERAL 0.5%

PRET LLC
5.744% due 07/25/2051 þ	444	444
5.843% due 09/25/2051 þ	1,548	1,550

		1,994

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	115

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 10.5%

ACHV ABS Trust
5.430% due 10/27/2031		$614	$620

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037		276	273

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		300	292

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		300	288

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038		300	296

ARES European CLO XIV DAC
3.824% due 10/21/2034 •	EUR	900	1,058

Birch Grove CLO Ltd.
5.870% due 07/17/2037 •		$2,800	2,814

Black Diamond CLO DAC
3.016% due 05/15/2032 •	EUR	951	1,117

Cairn CLO X DAC
3.059% due 10/15/2031 •		495	582

Carlyle Euro CLO DAC
2.726% due 01/15/2031 •		703	824
2.926% due 08/15/2032 •		1,784	2,097

Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •		$2,500	2,501

College Avenue Student Loans LLC
6.256% due 05/25/2055 •		2,447	2,479

Contego CLO III BV
3.297% due 04/15/2038 •	EUR	700	825

CRB Securitization Trust
6.960% due 10/20/2033		$56	56

Dryden Euro CLO
3.342% due 10/18/2039 •	EUR	600	707

Harvest CLO XVI DAC
2.666% due 10/15/2031 •		501	589

KKR CLO 9 Ltd.
5.529% due 07/15/2030 •		$40	40

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		58	58

Nelnet Student Loan Trust
4.990% due 04/20/2062 •		856	855
6.589% due 02/20/2041 •		151	154
6.640% due 02/20/2041		151	156

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •		482	482

OCP Euro CLO DAC
3.300% due 10/20/2039 •	EUR	500	589

Pagaya AI Debt Grantor Trust
5.331% due 01/15/2032		$1,507	1,514

Park Avenue Institutional Advisers CLO Ltd.
5.342% due 01/20/2034 •		900	900

Rockford Tower Europe CLO DAC
2.904% due 01/24/2035 •	EUR	2,200	2,582

Segovia European CLO DAC
2.904% due 07/20/2032 ~		1,528	1,796

SMB Private Education Loan Trust
1.070% due 01/15/2053		$1,190	1,088
1.340% due 03/17/2053		557	525

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.850% due 11/16/2054		$667	$630
4.995% due 01/15/2053 •		1,264	1,253
5.924% due 11/15/2052 •		330	334

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		764	740

Toro European CLO 6 DAC
2.921% due 01/12/2032 •	EUR	7,901	9,286

Trinitas CLO XVII Ltd.
5.310% due 10/20/2034 •		$800	800

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		81	81

			41,281

Total Asset-Backed Securities (Cost $107,034)			99,721

SOVEREIGN ISSUES 12.9%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,280,000	1,297
5.000% due 10/01/2028		745,000	774

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	49,200	8,636

Colombia Government International Bonds
8.375% due 11/07/2054		$900	955

Colombia TES
6.000% due 04/28/2028	COP	6,220,500	1,453
11.000% due 08/22/2029		7,293,300	1,879

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	800	607

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$2,200	2,235

Ecuador Government International Bonds
0.000% due 07/31/2030 (d)		600	463

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	700	705

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	300,000	1,768

Mexico Bonos
8.500% due 03/01/2029	MXN	33,700	1,867

Mexico Government International Bonds
5.850% due 07/02/2032		$500	517

Mexico Udibonos
3.000% due 12/03/2026 (f)	MXN	855	46
4.000% due 11/30/2028 (f)		1,154	63
4.000% due 08/24/2034 (f)		5,558	291

Peru Government Bonds
7.300% due 08/12/2033	PEN	7,500	2,409

Peru Government International Bonds
5.400% due 08/12/2034		9,100	2,539
6.150% due 08/12/2032		35,100	10,717
6.950% due 08/12/2031		1,121	358

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	67,190	3,088
7.000% due 02/28/2031		39,000	2,142
8.000% due 01/31/2030		15,400	895
8.250% due 03/31/2032		7,300	417
8.500% due 01/31/2037		9,600	512
8.875% due 02/28/2035		38,200	2,173

Romania Government International Bonds
6.750% due 07/11/2039	EUR	900	1,078

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	21,700	$509
42.493% (BISTREFI) due 05/20/2026 ~		300	7
42.493% (BISTREFI) due 08/19/2026 ~		100	3
42.493% (BISTREFI) due 05/17/2028 ~		24,000	568

Total Sovereign Issues (Cost $48,109)			50,971

SHORT-TERM INSTRUMENTS 7.8%

COMMERCIAL PAPER 1.1%

Canadian Natural Resources Ltd.
4.450% due 10/22/2025		$4,370	4,358

REPURCHASE AGREEMENTS (g) 3.7%
			14,700

SOUTH AFRICA TREASURY BILLS 0.1%
7.505% due 06/17/2026 (d)(e)	ZAR	2,600	144

U.S. TREASURY BILLS 2.9%
4.117% due 10/02/2025 - 01/20/2026 (c)(d)(i)(k)		$11,668	11,601

Total Short-Term Instruments (Cost $30,802)			30,803

Total Investments in Securities (Cost $734,440)			728,780

		SHARES
INVESTMENTS IN AFFILIATES 3.1%

SHORT-TERM INSTRUMENTS 3.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%

PIMCO Short-Term Floating NAV Portfolio III		1,270,600	12,374

Total Short-Term Instruments (Cost $12,369)			12,374

Total Investments in Affiliates (Cost $12,369)			12,374

Total Investments 187.4% (Cost $746,809)			$741,154

Financial Derivative Instruments (h)(j) 2.7% (Cost or Premiums, net $17,895)			10,530

Other Assets and Liabilities, net (90.1)%			(356,196)

Net Assets 100.0%			$395,488

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

116	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.220%	09/30/2025	10/01/2025	$9,800	U.S. Treasury Notes 3.500% due 09/30/2029	$(9,996)	$9,800	$9,801
	4.320	09/30/2025	10/01/2025	4,900	U.S. Treasury Notes 3.500% due 09/30/2027	(4,996)	4,900	4,901

Total Repurchase Agreements						$(14,992)	$14,700	$14,702

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (18.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$9,600	$(7,737)	$(7,740)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	12,900	(10,650)	(10,870)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	30,270	(27,757)	(27,651)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	1,900	(1,918)	(1,915)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2055	25,100	(25,627)	(25,646)

Total Short Sales (18.7)%				$(73,689)	$(73,822)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$14,702	$0	$0	$14,702	$(14,992)	$(290)

Total Borrowings and Other Financing Transactions	$14,702	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$113.500	10/24/2025	242	$242	$(83)	$(52)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	242	$242	$(30)	$(27)

Total Written Options					$(113)	$(79)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	117

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
30-Day Federal Fund February Futures	02/2026	95	$38,176	$(1)	$0	$0
Canada Government 10-Year Bond December Futures	12/2025	71	6,248	21	28	0
E-Mini S&P 500 Index December Futures	12/2025	33	11,119	135	42	0
Euro STOXX 50 December Futures	12/2025	40	2,602	52	15	0
FTSE 100 Index December Futures	12/2025	6	759	6	6	0
Nikkei 225 Index December Futures	12/2025	11	1,668	57	1	(12)
U.S. Treasury 2-Year Note December Futures	12/2025	292	60,852	12	32	0
U.S. Treasury 5-Year Note December Futures	12/2025	186	20,310	29	7	0
U.S. Treasury 10-Year Note December Futures	12/2025	645	72,563	429	0	(10)

				$740	$131	$(22)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond December Futures	12/2025	5	$(583)	$(13)	$1	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	99	(11,886)	(38)	56	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	79	(9,091)	(77)	5	0

				$(128)	$62	$0

Total Futures Contracts				$612	$193	$(22)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.222%	$	100	$1	$(1)	$0	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR	300	2	(1)	1	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.170		200	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.234		300	0	7	7	0	0

							$4	$5	$9	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$270	$(6)	$0	$(6)	$0	$0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030	12,170	(272)	(8)	(280)	0	(1)
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	18,800	(415)	(17)	(432)	0	(2)

					$(693)	$(25)	$(718)	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	2,000	$145	$8	$153	$0	$(3)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		3,900	297	9	306	4	0

						$442	$17	$459	$4	$(3)

118	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	32,800	$(171)	$(19)	$(190)	$45	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		200	(1)	6	5	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	4	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		200	(1)	(4)	(5)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		4,000	(117)	49	(68)	13	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		2,010	95	(34)	61	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	$	21,050	95	(251)	(156)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		31,010	(62)	47	(15)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		28,300	0	(11)	(11)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		36,000	200	(508)	(308)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		21,800	278	(153)	125	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		3,500	(3)	(22)	(25)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		33,100	0	419	419	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		5,150	49	(112)	(63)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		700	(1)	(10)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,300	409	(77)	332	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,790	(67)	(11)	(78)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		17,840	(292)	(18)	(310)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		18,750	184	(136)	48	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,600	19	(95)	(76)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		2,490	(26)	(13)	(39)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		50,000	3,224	(1,210)	2,014	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		200	2	(4)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		500	(2)	(9)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		400	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		400	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		300	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		400	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		400	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		600	(2)	(10)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		500	(2)	(7)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		500	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		500	(2)	(9)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		500	(2)	(8)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		500	(2)	(9)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		1,000	(3)	(11)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		500	(2)	9	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		500	(2)	6	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		23,500	(147)	33	(114)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		300	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		300	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		400	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		500	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		500	(1)	15	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		300	(1)	12	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		300	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		400	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		500	(1)	(12)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		500	(1)	(10)	(11)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	119

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.884%	Annual	03/25/2035	$	400	$(1)	$(6)	$(7)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		600	(3)	7	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		27,260	(4)	(213)	(217)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		5,100	78	156	234	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		13,200	2,578	3,802	6,380	32	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		900	209	128	337	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		3,250	0	50	50	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		3,390	0	57	57	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,060	167	471	638	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		8,130	84	602	686	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		14,210	(1,218)	138	(1,080)	0	(42)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,900	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		21,600	0	(19)	(19)	0	(4)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		3,700	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		35,700	0	7	7	4	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		13,600	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,100	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	5,502,700	0	36	36	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029		6,888,100	0	1	1	2	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	5,600	0	4	4	3	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		5,700	0	(46)	(46)	0	(4)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	23,200	0	(6)	(6)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,400	(66)	344	278	40	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,000	55	(9)	46	10	0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028	CLP	704,800	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030		1,280,000	0	(12)	(12)	1	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	600	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	400	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		300	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	0	0	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		240	1	0	1	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		80	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		200	(1)	(13)	(14)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(16)	(17)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(13)	(14)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(12)	(13)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		300	(1)	(13)	(14)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	(1)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		300	(1)	4	3	0	(1)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	(1)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(6)	(6)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		200	(1)	3	2	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		200	(1)	0	(1)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		200	(1)	3	2	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	1	0	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		200	(1)	(3)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		200	(1)	4	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	4	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		200	(1)	3	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		200	(1)	3	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	5	4	0	(1)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	6,400	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		10,700	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		32,600	(66)	(35)	(101)	0	(1)
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		10,700	0	(55)	(55)	0	0
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		6,400	0	(32)	(32)	0	0
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		19,500	18	23	41	1	0
Receive	CPURNSA	2.597	Maturity	09/28/2032	CAD	7,900	1	67	68	2	0
Receive	CPURNSA	2.466	Maturity	06/17/2035		16,600	0	140	140	8	0

							$5,433	$3,333	$8,766	$241	$(181)

Total Swap Agreements							$5,186	$3,330	$8,516	$245	$(187)

120	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$193	$245	$438	$(79)	$(22)	$(189)	$(290)

(i)

Securities with an aggregate market value of $842 and cash of $14,454 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

AZD	10/2025	EUR	33,704		$39,311	$0	$(260)
	10/2025	NZD	55		32	0	0
	10/2025		$12,285	CAD	17,091	0	(4)
	11/2025	CAD	17,064		$12,285	4	0
	11/2025		$32	NZD	55	0	0

BOA	10/2025	JPY	4,348		$30	0	0
	10/2025	NZD	39		22	0	0
	10/2025	PLN	327		91	1	0
	10/2025		$488	CNH	3,462	0	(2)
	10/2025		356	EUR	304	1	0
	10/2025		120	ILS	404	2	0
	10/2025		652	INR	57,682	0	(3)
	10/2025		644	JPY	96,414	8	0
	10/2025		261	KRW	361,216	0	(3)
	10/2025		9	PLN	31	0	0
	10/2025		147	TWD	4,400	0	(2)
	11/2025	ILS	849		$252	0	(5)
	11/2025	JPY	96,080		644	0	(8)
	11/2025		$80	ILS	266	1	0
	11/2025		22	NZD	39	0	0
	11/2025	ZAR	9,841		$562	0	(6)
	12/2025	PEN	12,523		3,442	0	(159)
	12/2025		$253	MXN	4,758	5	0

BPS	10/2025	BRL	9,669		$1,682	0	(135)
	10/2025	CNH	22,356		3,139	1	0
	10/2025	IDR	19,437,452		1,175	11	(2)
	10/2025	INR	27,967		317	3	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	121

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	NZD	38		$22	$0	$0
	10/2025	THB	7,086		220	1	0
	10/2025	TRY	3,181		75	0	0
	10/2025	TWD	46,179		1,532	17	(2)
	10/2025		$1,791	BRL	9,669	26	(1)
	10/2025		890	IDR	14,693,177	0	(9)
	10/2025		180	JPY	26,783	1	0
	10/2025		1,224	KRW	1,691,987	0	(19)
	10/2025		327	PLN	1,191	1	0
	10/2025		1,153	TWD	35,076	0	(1)
	11/2025	IDR	3,175,160		$190	0	0
	11/2025	INR	18,692		210	0	0
	11/2025	JPY	26,690		180	0	(1)
	11/2025	KRW	168,218		120	0	0
	11/2025		$19	BRL	100	0	0
	11/2025		472	ILS	1,583	6	0
	11/2025		22	NZD	38	0	0
	12/2025	MXN	478		$26	0	0
	12/2025	TWD	6,095		203	2	0
	12/2025		$120	HUF	39,943	0	(1)
	12/2025		303	IDR	5,103,165	2	0
	12/2025		310	MXN	5,907	10	0
	12/2025		376	THB	11,856	0	(8)
	04/2026	BRL	2,300		$402	0	(11)

BRC	10/2025	CHF	18,580		23,169	0	(171)
	10/2025	EUR	211		247	0	0
	10/2025		$20,113	CHF	16,054	54	0
	10/2025		1,295	GBP	961	0	(3)
	10/2025		1	NOK	14	0	0
	10/2025		439	PLN	1,606	3	0
	10/2025		73	TRY	3,114	2	0
	11/2025	CHF	15,345		$19,301	0	(52)
	11/2025	NOK	14		1	0	0
	11/2025		$248	EUR	211	0	0
	11/2025		167	TRY	7,282	3	0
	11/2025	ZAR	18,917		$1,074	0	(17)
	12/2025	MYR	31,003		7,392	9	0
	12/2025	PEN	3,925		1,097	0	(31)
	12/2025		$174	MYR	734	1	0
	12/2025		1,137	TRY	50,096	8	0

BSH	10/2025	BRL	4,200		$790	1	0
	10/2025	DKK	795		126	1	0
	10/2025	NZD	11		7	0	0
	10/2025		$772	BRL	4,200	17	0
	11/2025	PEN	2,128		$578	0	(34)
	11/2025		$7	NZD	11	0	0
	12/2025	PEN	12,464		$3,503	0	(80)
	12/2025		$2,503	BRL	13,890	69	0
	01/2026		345	PEN	1,224	7	0
	02/2026	PEN	3,396		$971	0	(3)
	04/2026	BRL	4,500		793	0	(17)

CBK	10/2025	AUD	1,146		750	0	(8)
	10/2025	BRL	30,784		5,570	0	(214)
	10/2025	CAD	840		603	0	(1)
	10/2025	EUR	855		998	0	(6)
	10/2025	HKD	97,211		12,502	6	0
	10/2025	IDR	12,469,830		754	8	(1)
	10/2025	INR	71,854		809	1	0
	10/2025	JPY	377,300		2,574	23	0
	10/2025	KRW	1,258,994		910	12	0
	10/2025	NOK	109		11	0	0
	10/2025	SGD	2,957		2,305	13	0
	10/2025	THB	117,024		3,627	10	0
	10/2025	TWD	31,265		1,054	26	0
	10/2025		$5,788	BRL	30,784	0	(4)
	10/2025		582	CAD	811	1	0
	10/2025		896	CNH	6,375	1	(2)
	10/2025		1,239	DKK	7,930	9	0
	10/2025		466	EUR	400	3	0
	10/2025		1,206	GBP	889	0	(10)

122	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$1,759	IDR	28,834,533	$0	$(31)
	10/2025		2,967	INR	260,624	0	(36)
	10/2025		2,151	JPY	317,900	1	(2)
	10/2025		140	KRW	196,306	0	0
	10/2025		138	NOK	1,379	0	0
	10/2025		2,314	PEN	8,123	25	0
	10/2025		263	SEK	2,495	2	0
	10/2025		580	TWD	17,659	0	0
	10/2025	ZAR	4,692		$271	0	(1)
	11/2025	COP	7,413,646		1,831	0	(52)
	11/2025	NOK	1,378		138	0	0
	11/2025		$596	CAD	829	1	0
	11/2025		137	ILS	460	2	0
	11/2025		809	INR	71,995	0	(1)
	11/2025		406	ZAR	7,079	2	0
	11/2025	ZAR	5,335		$307	0	(1)
	12/2025	PEN	10,908		3,062	0	(74)
	12/2025	TWD	54,030		1,810	27	0
	12/2025		$314	IDR	5,270,295	2	0
	12/2025		550	PEN	1,923	3	0
	01/2026	TWD	10,147		$336	0	0
	03/2026	CLP	9,695		10	0	0
	03/2026	PEN	1,624		457	0	(9)
	08/2026		$268	ZAR	4,773	1	0

DUB	10/2025	CNH	47,905		$6,737	14	0
	10/2025	IDR	7,227,112		441	8	0
	10/2025	ILS	643		188	0	(6)
	10/2025	INR	116,491		1,311	1	0
	10/2025		$1,317	INR	116,423	0	(7)
	10/2025		305	KRW	422,877	0	(4)
	10/2025		1,581	PLN	5,757	3	0
	10/2025		424	SGD	544	0	(3)
	11/2025	INR	27,657		$311	0	0
	11/2025		$188	ILS	642	6	0
	11/2025		1,311	INR	116,723	0	(1)
	11/2025	ZAR	45,680		$2,610	0	(26)
	12/2025		$125	CLP	119,818	0	0

FAR	10/2025	AUD	19,095		$12,386	0	(249)
	10/2025	CNH	20,887		2,942	10	0
	10/2025	JPY	4,504,983		30,644	181	0
	10/2025	NZD	27		16	0	0
	10/2025	SGD	1,119		873	5	0
	10/2025		$12,405	AUD	19,000	167	0
	10/2025		2,928	CHF	2,333	3	0
	10/2025		2,819	INR	248,640	0	(23)
	10/2025		1,706	PEN	5,950	8	0
	10/2025		678	PLN	2,477	3	0
	10/2025		8,522	SGD	10,976	0	(14)
	11/2025	AUD	19,000		$12,411	0	(167)
	11/2025	CHF	2,324		2,928	0	(3)
	11/2025	PEN	6,372		1,736	0	(97)
	11/2025	SGD	10,948		8,522	13	0
	11/2025		$16	NZD	27	0	0
	12/2025	MXN	16,319		$861	0	(23)
	12/2025		$231	MYR	970	0	0
	02/2026	PEN	5,972		$1,706	0	(8)

GLM	10/2025	BRL	9,400		1,531	0	(235)
	10/2025	CHF	30		38	0	0
	10/2025	CNH	1,647		232	1	0
	10/2025	IDR	5,175,970		310	0	0
	10/2025	SGD	89		69	1	0
	10/2025		$1,734	BRL	9,400	32	0
	10/2025		266	IDR	4,394,877	0	(3)
	10/2025		820	INR	71,964	0	(11)
	10/2025		1	THB	28	0	0
	11/2025		40	ILS	134	0	0
	12/2025	MXN	372		$20	0	(1)
	12/2025	PEN	710		203	0	(1)
	12/2025		$303	IDR	5,060,642	0	0
	12/2025		189	MYR	785	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	123

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	BRL	15,800		$2,742	$0	$(101)

IND	10/2025	AUD	310		203	0	(3)
	10/2025	DKK	9,130		1,428	0	(8)
	11/2025		$1,428	DKK	9,109	8	0

JPM	10/2025	CAD	17,623		$12,752	89	0
	10/2025	CLP	758,992		790	1	0
	10/2025	DKK	6,331		994	0	(1)
	10/2025	IDR	14,410,696		863	0	(1)
	10/2025	INR	27,609		313	3	0
	10/2025	SGD	419		326	1	0
	10/2025		$275	EUR	234	0	(1)
	10/2025		1,149	IDR	19,110,934	1	(3)
	10/2025		130	ILS	437	2	0
	10/2025		528	KRW	731,912	0	(6)
	10/2025		290	PLN	1,064	3	0
	10/2025		58	TWD	1,773	0	0
	11/2025	BRL	735		$137	0	0
	11/2025		$994	DKK	6,317	1	0
	11/2025	ZAR	40,451		$2,308	0	(26)
	12/2025		$124	MXN	2,315	2	0
	04/2026	BRL	26,600		$4,503	0	(282)
	06/2026	ZAR	2,600		147	0	(1)

MBC	10/2025	CHF	779		978	0	0
	10/2025	CNH	24,378		3,430	8	0
	10/2025	EUR	172		204	2	0
	10/2025	IDR	715,401		43	1	0
	10/2025	JPY	3,092		21	0	0
	10/2025	KRW	1,326,388		950	5	0
	10/2025	SEK	1,025		108	0	(1)
	10/2025	SGD	6,856		5,350	35	0
	10/2025	THB	264,531		8,214	39	0
	10/2025		$1,027	AUD	1,551	1	(2)
	10/2025		419	CAD	576	0	(5)
	10/2025		1,267	CHF	1,004	2	(8)
	10/2025		2,275	CNH	16,205	0	0
	10/2025		246	EUR	211	1	0
	10/2025		1,141	JPY	170,774	14	0
	10/2025		1,368	KRW	1,907,231	0	(9)
	10/2025		1	NOK	14	0	0
	10/2025		1,871	SEK	17,931	34	0
	10/2025		190	THB	6,151	0	0
	11/2025	CNH	16,166		$2,275	0	0
	11/2025	INR	27,968		314	0	0
	11/2025	JPY	22,694		153	0	(1)
	11/2025	NOK	14		1	0	0
	11/2025		$4,822	CNY	34,242	3	0
	11/2025		507	GBP	377	0	0
	12/2025		368	MXN	6,861	4	0

MYI	10/2025	CNH	24,611		$3,459	4	0
	10/2025	IDR	2,894,085		176	2	0
	10/2025	JPY	50,144		340	1	0
	10/2025	TWD	1,068		35	0	0
	10/2025		$258	DKK	1,640	0	0
	10/2025		14,146	JPY	2,111,901	134	0
	10/2025		178	PLN	646	0	(1)
	11/2025	JPY	2,104,591		$14,146	0	(134)
	12/2025	THB	9,230		286	0	0
	12/2025		$62	CZK	1,282	0	0
	12/2025		224	MXN	4,218	5	0
	12/2025		310	THB	9,772	0	(7)
	12/2025		35	TWD	1,061	0	0

NGF	10/2025		238	IDR	3,947,291	0	(2)
	10/2025		697	KRW	969,440	0	(6)

RYL	10/2025		570	HKD	4,433	0	0

SCX	10/2025	CNH	17,899		$2,519	7	0
	10/2025	IDR	6,338,198		380	0	0
	10/2025	INR	79,337		892	0	0
	10/2025	JPY	187,164		1,272	7	0
	10/2025	PEN	14,065		3,980	0	(70)

124	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	SGD	82		$64	$1	$0
	10/2025		$1,041	DKK	6,685	11	0
	10/2025		23,157	GBP	17,313	126	0
	10/2025		266	IDR	4,379,346	0	(4)
	10/2025		1,282	INR	113,137	0	(9)
	10/2025		987	JPY	145,300	0	(5)
	11/2025	GBP	17,313		$23,161	0	(126)
	11/2025	JPY	109		1	0	0
	11/2025		$833	INR	74,179	0	0
	12/2025		14	CZK	295	0	0
	12/2025		380	IDR	6,354,217	0	0

SOG	10/2025	BRL	32,388		$6,089	4	0
	10/2025	JPY	2,350,848		15,985	89	0
	10/2025	SEK	20,523		2,173	0	(7)
	10/2025		$6,068	BRL	32,388	17	0
	10/2025		39,741	EUR	33,793	0	(66)
	10/2025		30,909	JPY	4,599,189	191	0
	10/2025		99	NZD	170	0	(1)
	10/2025		224	TWD	6,740	0	(3)
	11/2025	COP	6,055,391		$1,485	0	(51)
	11/2025	EUR	33,793		39,821	66	0
	11/2025	JPY	4,583,283		30,909	0	(192)
	11/2025		$2,173	SEK	20,480	7	0
	12/2025	BRL	32,848		$6,068	0	(15)
	12/2025		$1,173	QAR	4,279	2	0
	03/2026	CLP	3,955,648		$4,081	0	(30)

SSB	10/2025	GBP	19,163		25,830	58	0
	10/2025	INR	34,906		397	4	0

UAG	10/2025	CAD	16		12	0	0
	10/2025	ILS	198		59	0	(1)
	10/2025	NOK	1,345		132	0	(3)
	10/2025	PLN	841		230	0	(1)
	10/2025		$2,696	INR	238,015	0	(20)
	10/2025		178	PLN	645	0	0
	10/2025		180	THB	5,825	0	0
	10/2025		272	ZAR	4,692	0	0
	10/2025	ZAR	4,694		$272	0	0
	11/2025		$19	ILS	65	1	0
	11/2025	ZAR	20,577		$1,167	0	(20)
	12/2025	TRY	3,803		81	0	(5)
	12/2025		$86	HUF	28,368	0	(1)
	12/2025		65	PHP	3,704	0	(1)

Total Forward Foreign Currency Contracts						$1,910	$(3,627)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	7,800	$11	$8
	Call - OTC USD versus HKD		7.800	08/24/2026	11,300	16	12
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	2,210	97	119

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	1,310	22	40
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,100	3	2

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	3,900	5	4
	Call - OTC USD versus HKD		7.800	08/24/2026	4,300	6	4

						$ 160	$ 189

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	4,700	$36	$38
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	1,200	6	3
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	2,300	18	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	500	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	300	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	500	4	3

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	125

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215%	08/05/2026	300	$4	$3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	500	4	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	300	4	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	500	4	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	300	4	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	1,400	123	117
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	1,400	123	117
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	1,400	121	127
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	1,400	121	109
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,100	181	194
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,100	181	162

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	4,000	323	366
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	5,200	420	353

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	10,000	2	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	304,200	1,528	1,326
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	304,200	1,528	1,482
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	5,900	511	531
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	4,800	415	432

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	6,200	9	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	12,400	10	2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	12,700	12	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	3,600	317	307
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	3,600	317	296
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	11,700	944	1,071
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	15,300	1,235	1,038

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	13,100	27	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	700	6	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	400	5	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	500	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	300	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	600	5	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	300	4	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	5,900	520	504
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	5,900	520	485

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	49,700	37	35
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	13,400	13	6
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	4,500	19	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	6,400	83	69
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	5,700	113	99
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	5,700	84	53
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	500	4	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	300	4	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	1,400	123	120
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	1,400	123	115

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	2,900	255	251
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	2,900	255	236

							$ 10,721	$10,145

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$97.961	10/07/2025	4,400	$6	$0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.945	10/07/2025	22,100	30	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.977	10/07/2025	22,100	29	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	98.063	10/07/2025	17,500	21	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	99.547	11/06/2025	13,400	10	1
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.969	12/04/2025	8,500	11	8

					$107	$9

Total Purchased Options					$10,988	$10,343

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	26,300	$ (25)	$ (11)

126	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	7,800	$(4)	$(5)
	Call - OTC USD versus HKD		7.850	08/24/2026	11,300	(5)	(7)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	4,410	(93)	(114)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	1,310	(4)	(6)
	Call - OTC USD versus BRL		5.800	11/07/2025	1,310	(11)	(3)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,100	(1)	(1)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	3,900	(2)	(3)
	Call - OTC USD versus HKD		7.850	08/24/2026	4,300	(2)	(3)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	700	(23)	(5)

						$(145)	$(147)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.086%	10/07/2025	16,000	$ (35)	$0
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	6,100	(11)	(13)
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131	11/06/2025	9,000	(9)	(1)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	10,500	(21)	0
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	5,000	(19)	(23)
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.082	10/07/2025	13,300	(29)	0

							$ (124)	$(37)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$96.547	10/07/2025	5,500	$(10)	$(32)

Total Written Options					$(304)	$(227)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	0.872%	$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	1,942	$(530)	$377	$0	$(153)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	1,836	357	23	380	0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		2,996	587	34	621	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$	3,414	(954)	686	0	(268)
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	1,257	251	9	260	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		11,790	2,428	15	2,443	0

							$2,139	$1,144	$3,704	$(421)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	5,999	4.875% (SOFR plus a specified spread)	Monthly	02/04/2026	$88,946	$0	$344	$344	$0
	Pay	S&P 500 Total Return Index	256	4.900% (SOFR plus a specified spread)	Monthly	03/11/2026	3,796	0	15	15	0

BRC	Receive	RALVEIET Index	561,157	5.390% (FEDL01 plus a specified spread)	Monthly	10/15/2025	100,593	0	(429)	0	(429)

CBK	Receive	RALVEIUT Index	299,296	4.590% (SOFR plus a specified spread)	Monthly	11/05/2025	94,874	0	(356)	0	(356)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	127

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Pay	NDDUWXUS Index	9,878	4.580% (SOFR plus a specified spread)	Monthly	03/04/2026	$102,013	$0	$364	$364	$0
	Receive	RALVEIIT Index	123,711	4.810% (SOFR plus a specified spread)	Monthly	04/01/2026	39,215	0	(154)	0	(154)
	Pay	NDDUWXUS index	1,037	4.400% (SOFR plus a specified spread)	Monthly	04/15/2026	10,710	0	37	37	0

CIB	Receive	RALVEIIT Index	313,806	4.700% (SOFR plus a specified spread)	Monthly	01/07/2026	99,473	0	(382)	0	(382)

FAR	Pay	S&P 500 Total Return Index	31	4.820% (SOFR plus a specified spread)	Monthly	07/15/2026	460	0	2	2	0

JPM	Receive	RALVEIIT Index	15,661	4.590% (SOFR plus a specified spread)	Monthly	11/05/2025	4,964	0	(19)	0	(19)
	Pay	S&P 500 Total Return Index	1,627	4.870% (FEDL01 plus a specified spread)	Monthly	02/04/2026	24,123	0	94	94	0
	Pay	S&P 500 Total Return Index	127	4.810% (SOFR plus a specified spread)	Monthly	04/01/2026	1,883	0	7	7	0
	Pay	NDDUWXUS index	322	4.400% (SOFR plus a specified spread)	Monthly	04/15/2026	3,325	0	11	11	0
	Receive	RALVEIET Index	105,152	5.170% (SOFR plus a specified spread)	Monthly	04/15/2026	18,850	0	(77)	0	(77)
	Pay	NDDUWXUS index	398	4.490% (SOFR plus a specified spread)	Monthly	05/20/2026	4,110	0	14	14	0

MBC	Receive	RALVEIIT Index	423,684	5.040% (FEDL01 plus a specified spread)	Monthly	10/15/2025	97,668	0	(389)	0	(389)
	Receive	RALVEIIT Index	30,359	5.130% (FEDL01 plus a specified spread)	Monthly	02/18/2026	6,998	0	(29)	0	(29)

MYI	Receive	RALVEIIT Index	21,560	5.030% (FEDL01 plus a specified spread)	Monthly	01/07/2026	4,970	0	(20)	0	(20)
	Receive	RALVEIIT Index	562,117	5.200% (FEDL01 plus a specified spread)	Monthly	02/04/2026	129,579	0	(527)	0	(527)

UAG	Pay	NDUEEGF Index	82,533	4.280% (FEDL01 plus a specified spread)	Monthly	01/07/2026	60,406	0	194	194	0

								$0	$(1,300)	$1,082	$(2,382)

Total Swap Agreements								$2,138	$(155)	$4,786	$(2,803)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$4	$0	$0	$4	$(264)	$0	$0	$(264)	$(260)	$386	$126
BOA	18	1,051	739	1,808	(188)	(126)	(153)	(467)	1,341	2,227	3,568
BPS	81	0	621	702	(190)	0	0	(190)	512	(569)	(57)
BRC	80	719	0	799	(274)	0	(697)	(971)	(172)	1	(171)
BSH	95	0	0	95	(134)	0	0	(134)	(39)	0	(39)
CBK	179	0	401	580	(453)	0	(510)	(963)	(383)	1,974	1,591
CIB	0	0	0	0	0	0	(382)	(382)	(382)	(3,670)	(4,052)
DUB	32	3,771	0	3,803	(47)	(13)	0	(60)	3,743	271	4,014
FAR	390	0	2	392	(584)	0	0	(584)	(192)	(30)	(222)
GLM	34	2,759	0	2,793	(354)	(11)	0	(365)	2,428	285	2,713
GSC	0	9	0	9	0	(32)	0	(32)	(23)	0	(23)
GST	0	0	260	260	0	(11)	0	(11)	249	(280)	(31)
IND	8	0	0	8	(11)	0	0	(11)	(3)	0	(3)
JPM	103	1,019	2,569	3,691	(321)	0	(96)	(417)	3,274	(1,430)	1,844
MBC	149	8	0	157	(26)	(6)	(418)	(450)	(293)	901	608
MYC	0	520	0	520	0	(23)	0	(23)	497	(290)	207
MYI	146	0	0	146	(142)	0	(547)	(689)	(543)	1,143	600
NGF	0	487	0	487	(8)	0	0	(8)	479	0	479
SCX	152	0	0	152	(214)	0	0	(214)	(62)	0	(62)
SOG	376	0	0	376	(365)	0	0	(365)	11	0	11
SSB	62	0	0	62	0	0	0	0	62	(280)	(218)
UAG	1	0	194	195	(52)	(5)	0	(57)	138	3,901	4,039

Total Over the Counter	$1,910	$10,343	$4,786	$17,039	$(3,627)	$(227)	$(2,803)	$(6,657)

128	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(k)

Securities with an aggregate market value of $11,089 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$64	$0	$129	$193
Swap Agreements	0	4	0	0	241	245

	$0	$4	$64	$0	$370	$438

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,910	$0	$1,910
Purchased Options	0	0	0	189	10,154	10,343
Swap Agreements	0	3,704	1,082	0	0	4,786

	$0	$3,704	$1,082	$2,099	$10,154	$17,039

	$0	$3,708	$1,146	$2,099	$10,524	$17,477

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$79	$79
Futures	0	0	12	0	10	22
Swap Agreements	0	8	0	0	181	189

	$0	$8	$12	$0	$270	$290

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,627	$0	$3,627
Written Options	0	11	0	147	69	227
Swap Agreements	0	421	2,382	0	0	2,803

	$0	$432	$2,382	$3,774	$69	$6,657

	$0	$440	$2,394	$3,774	$339	$6,947

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	129

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)	September 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	114	114
Futures	0	0	(1,089)	0	636	(453)
Swap Agreements	0	(386)	0	0	2,465	2,079

	$0	$(386)	$(1,089)	$0	$3,214	$1,739

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(15,497)	$0	$(15,497)
Purchased Options	0	0	0	0	(150)	(150)
Written Options	0	13	0	0	326	339
Swap Agreements	0	535	(16,821)	0	0	(16,286)

	$0	$548	$(16,821)	$(15,497)	$176	$(31,594)

	$0	$162	$(17,910)	$(15,497)	$3,390	$(29,855)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$34	$34
Futures	0	0	638	0	357	995
Swap Agreements	0	78	0	0	(2,631)	(2,553)

	$0	$78	$638	$0	$(2,240)	$(1,524)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(473)	$0	$(473)
Purchased Options	0	0	0	28	(624)	(596)
Written Options	0	12	0	(1)	(28)	(17)
Swap Agreements	0	139	2,040	0	0	2,179

	$0	$151	$2,040	$(446)	$(652)	$1,093

	$0	$229	$2,678	$(446)	$(2,892)	$(431)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$22,073	$0	$22,073
Industrials	0	2,765	4,000	6,765
Utilities	0	1,143	0	1,143
U.S. Government Agencies	0	447,667	0	447,667
U.S. Treasury Obligations	0	15,716	0	15,716
Non-Agency Mortgage-Backed Securities	0	53,921	0	53,921
Asset-Backed Securities
Automobile ABS Other	0	6,073	0	6,073
Automobile Sequential	0	9,949	0	9,949
CMBS Other	0	9,583	0	9,583
Home Equity Other	0	30,761	0	30,761
Home Equity Sequential	0	80	0	80
Whole Loan Collateral	0	1,994	0	1,994
Other ABS	0	41,281	0	41,281
Sovereign Issues	0	50,971	0	50,971
Short-Term Instruments
Commercial Paper	0	4,358	0	4,358
Repurchase Agreements	0	14,700	0	14,700
South Africa Treasury Bills	0	144	0	144
U.S. Treasury Bills	0	11,601	0	11,601

	$0	$724,780	$4,000	$728,780

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,374	$0	$0	$12,374

Total Investments	$12,374	$724,780	$4,000	$741,154

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(73,822)	$0	$(73,822)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	92	346	0	438
Over the counter	0	17,039	0	17,039

	$92	$17,385	$0	$17,477

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(276)	0	(288)
Over the counter	0	(6,236)	(421)	(6,657)

	$(12)	$(6,512)	$(421)	$(6,945)

Total Financial Derivative Instruments	$80	$10,873	$(421)	$10,532

Totals	$12,454	$661,831	$3,579	$677,864

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

130	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 161.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Panama Government International Bonds
4.804% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	1,400	$1,656

Project Nova
7.250% (PRIME) due 08/31/2026 «~		$400	400

Total Loan Participations and Assignments (Cost $1,915)			2,056

CORPORATE BONDS & NOTES 5.7%

BANKING & FINANCE 3.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% due 01/30/2032		1,300	1,198

ARES Strategic Income Fund
5.450% due 09/09/2028		4,400	4,436

Athene Global Funding
5.033% due 07/17/2030		7,600	7,725

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		380	365

Bank of Nova Scotia
5.450% due 08/01/2029		6,600	6,891

Barclays PLC
7.437% due 11/02/2033 •		2,300	2,640

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,200	366

Credit Suisse AG AT1 Claim		$9,300	1,209

Deutsche Bank AG
3.547% due 09/18/2031 •		500	474

F&G Global Funding
5.875% due 01/16/2030		400	416

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,289

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$200	197
2.900% due 02/16/2028		200	190
3.375% due 11/13/2025		700	699
4.125% due 08/17/2027		500	492
5.800% due 03/05/2027		600	606
5.800% due 03/08/2029		700	711
6.950% due 03/06/2026		200	202
6.950% due 06/10/2026		200	203
7.350% due 11/04/2027		200	209

GA Global Funding Trust
5.500% due 04/01/2032		400	411

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		400	405

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		1,500	1,511

HPS Corporate Lending Fund
5.950% due 04/14/2032		1,200	1,221

HSBC Holdings PLC
2.848% due 06/04/2031 •		300	279

Jackson National Life Global Funding
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~		100	100

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •		1,800	1,822

Morgan Stanley
5.656% due 04/18/2030 •		200	209

National Health Investors, Inc.
5.350% due 02/01/2033		100	99

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)		3,000	2,261

Royal Bank of Canada
4.969% due 08/02/2030 •		700	717

SBA Tower Trust
1.840% due 04/15/2027		1,000	956

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •		2,900	2,934
5.558% due 07/09/2034		400	422

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Group AG
3.091% due 05/14/2032 •		$1,500	$1,388
4.751% due 05/12/2028 •		7,900	7,969

VICI Properties LP
4.750% due 02/15/2028		2,700	2,723

Vitality Re XVI Ltd.
5.657% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	250

Wells Fargo & Co.
2.393% due 06/02/2028 •		2,700	2,625

			58,820

INDUSTRIALS 1.7%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		2,600	2,516

Bacardi-Martini BV
5.550% due 02/01/2030		2,800	2,896

Bayer U.S. Finance LLC
6.375% due 11/21/2030		375	401

Beignet
6.850% due 06/01/2049 «(a)		17,200	17,200

DAE Funding LLC
3.375% due 03/20/2028		900	872

InterContinental Hotels Group PLC
2.125% due 08/24/2026	GBP	400	527

NTT Finance Corp.
4.876% due 07/16/2030		$200	203

Petroleos del Peru SA
5.625% due 06/19/2047		2,400	1,777

Petroleos Mexicanos
6.350% due 02/12/2048		1,100	874

United Airlines Pass-Through Trust
5.450% due 08/15/2038		579	598

Viper Energy Partners LLC
5.700% due 08/01/2035		1,200	1,221

			29,085

UTILITIES 0.6%

Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,100	1,061
3.300% due 12/01/2027		200	196
4.500% due 07/01/2040		1,300	1,132
5.700% due 03/01/2035		300	307
6.100% due 01/15/2029		100	105
6.150% due 03/01/2055		900	906
6.700% due 04/01/2053		1,900	2,034

Southern California Edison Co.
4.650% due 10/01/2043		1,200	1,023
5.150% due 06/01/2029		2,800	2,849
5.350% due 03/01/2026		700	703

			10,316

Total Corporate Bonds & Notes (Cost $95,600)			98,221

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	106

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		690	617

			723

ILLINOIS 0.0%

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035		75	78

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.0%

Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	$100	$112

Total Municipal Bonds & Notes (Cost $965)		913

U.S. GOVERNMENT AGENCIES 93.4%

Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047 - 01/01/2048	1,506	1,452
4.500% due 03/01/2029 - 08/01/2052	3,615	3,526
5.500% due 07/01/2038 - 09/01/2055	116,923	118,495
6.480% due 03/01/2034 •	12	13
6.500% due 11/01/2053 - 03/01/2055	28,069	29,563

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	4,650	4,425

Federal Home Loan Mortgage Corp. REMICS
5.057% due 06/15/2041 •	26	25
5.187% due 08/15/2037 •	48	48
5.197% due 10/15/2037 •	8	8
5.207% due 05/15/2037 - 09/15/2037 •	52	52
5.296% due 11/25/2054 •	6,375	6,386
5.306% due 09/25/2055 •	9,733	9,869
5.456% due 07/25/2055 - 09/25/2055 •	20,533	20,585
5.506% due 12/25/2054 - 09/25/2055 •	26,496	26,627
5.556% due 02/25/2055 •	1,325	1,332

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 02/25/2045 •	5	5

Federal National Mortgage Association
3.500% due 12/01/2047 - 08/01/2048	11,340	10,543
4.000% due 10/01/2044 - 08/01/2045	4,262	4,162
4.202% due 10/01/2029 ~	8,800	8,847
4.300% due 12/01/2029	6,114	6,170
4.540% due 07/01/2030	2,000	2,031
4.705% due 09/01/2031 ~	16,300	16,620
4.720% due 10/01/2028 - 08/01/2030	5,973	6,096
4.770% due 10/01/2028	2,400	2,453
4.777% due 07/01/2032 ~	14,000	14,324
4.850% due 05/01/2029	1,500	1,532
4.930% due 06/01/2029	3,900	4,006
5.300% due 11/01/2030	7,900	8,284
5.421% due 07/01/2044 •	2	2
5.500% due 03/01/2034 - 11/01/2054	12,498	12,769
6.000% due 08/01/2036 - 02/01/2038	33	35
6.135% due 08/01/2033 •	2	2
6.500% due 10/01/2036 - 11/01/2054	42,540	44,711
6.983% due 06/01/2033 •	65	67
7.480% due 01/01/2036 •	4	4

Federal National Mortgage Association - BAML
3.830% due 11/01/2055 «(a)	21,735	21,367
4.300% due 11/01/2055 «(a)	5,400	5,386

Federal National Mortgage Association REMICS
4.523% due 12/25/2036 •	5	5
4.821% due 07/25/2037 •	5	5
4.851% due 07/25/2037 •	11	11
4.871% due 09/25/2035 •	19	19
4.881% due 09/25/2035 •	41	41
5.000% due 04/25/2033	1	1
5.191% due 06/25/2037 •	68	68
5.221% due 01/25/2040 •	175	175
5.256% due 09/25/2055 •	5,903	5,919
5.306% due 11/25/2054 •	5,475	5,476

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	131

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.456% due 07/25/2055 •		$665	$667
5.506% due 08/25/2055 - 09/25/2055 •		23,604	23,686
5.756% due 09/25/2055 •		9,745	9,825
5.806% due 06/25/2054 •		1,172	1,178
6.373% due 05/25/2035 ~		1	1

Federal National Mortgage Association Trust
4.821% due 03/25/2044 •		14	14

Government National Mortgage Association
4.750% due 11/20/2044 •		383	394
5.000% due 04/15/2036 - 09/15/2039		419	428
5.170% due 09/20/2055 •		8,597	8,601

Government National Mortgage Association REMICS
4.920% due 10/01/2055 «		5,900	5,900
5.150% due 07/20/2065 «		8,200	8,195
5.510% due 09/20/2055 •		5,500	5,512
5.539% due 07/20/2055 •		2,333	2,340

Government National Mortgage Association, TBA
4.000% due 10/01/2055 - 11/01/2055		57,190	53,773
4.500% due 11/01/2055		42,750	41,440
5.000% due 10/01/2055 - 11/01/2055		59,740	59,420
5.500% due 11/01/2055		24,620	24,790
6.000% due 10/01/2055		24,290	24,707

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055		5,585	4,907
4.000% due 11/01/2055		63,110	59,472
4.500% due 10/01/2055 - 11/01/2055		62,170	60,297
5.000% due 11/01/2055		130,120	128,973
6.000% due 10/01/2055 - 12/01/2055		343,080	350,381
6.500% due 11/01/2055		317,780	328,625

Total U.S. Government Agencies (Cost $1,606,343)			1,607,068

U.S. TREASURY OBLIGATIONS 5.1%

U.S. Treasury Inflation Protected Securities (d)
2.125% due 02/15/2054 (g)(i)		8,884	8,209
1.750% due 01/15/2034 (g)(i)		5,044	5,070
1.875% due 07/15/2034		37,269	37,826
2.125% due 04/15/2029 (g)(i)		21,723	22,428

U.S. Treasury Notes
3.875% due 07/31/2030		14,800	14,891

Total U.S. Treasury Obligations (Cost $87,977)			88,424

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%

Avon Finance
4.886% due 12/28/2049 •	GBP	4,738	6,387

BAMLL Commercial Mortgage Securities Trust
5.715% due 09/15/2038 •		$1,300	1,246

Banc of America Funding Trust
4.971% due 01/20/2047 ~		21	18
5.334% due 05/25/2035 ~		8	8

Bear Stearns ALT-A Trust
4.612% due 08/25/2036 •		675	606
4.612% due 04/25/2037 •		2,655	2,379
4.838% due 09/25/2035 ~		21	12
5.425% due 05/25/2035 ~		48	46

Bear Stearns ARM Trust
6.513% due 01/25/2034 ~		8	8

Chase Home Lending Mortgage Trust
5.606% due 05/25/2055 •		2,950	2,946

ChaseFlex Trust
4.872% due 07/25/2037 •		245	217

CHL Mortgage Pass-Through Trust
5.388% due 02/20/2035 ~		4	4
6.224% due 02/20/2036 •		5	4

CIM Trust
5.500% due 08/25/2064 ~		7,560	7,631

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
4.487% due 09/25/2037 ~		$845	$782
6.480% due 10/25/2035 •		3	3
9.170% due 09/25/2062 þ		7,536	7,561

CLNY Trust
5.717% due 11/15/2038 •		4,938	4,882

Countrywide Alternative Loan Trust
4.512% due 06/25/2036 •		846	800
4.632% due 05/25/2047 •		103	95
4.670% due 03/20/2046 •		1,923	1,799
4.710% due 05/20/2046 •		49	44
5.713% due 08/25/2035 •		3,123	2,902
6.000% due 10/25/2033		5	5
6.000% due 12/25/2034		1,796	1,613
6.000% due 12/25/2035		1,463	1,042

CSMC Trust
3.869% due 02/25/2061 ~		2,651	2,640
4.209% due 07/27/2061 ~		3,430	3,417

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.772% due 02/25/2035 •		80	80

First Horizon Mortgage Pass-Through Trust
6.002% due 08/25/2035 ~		13	9

Grifonas Finance No. 1 PLC
2.344% due 08/28/2039 •	EUR	51	58

GSMPS Mortgage Loan Trust
4.622% due 01/25/2036 •		$1,121	907

GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~		8	7
4.480% due 11/25/2035 ~		35	30
4.844% due 06/25/2034 ~		13	13
6.000% due 03/25/2037		13	7

HarborView Mortgage Loan Trust
4.658% due 12/19/2036 •		882	699
4.688% due 05/19/2035 •		445	430

IndyMac INDX Mortgage Loan Trust
4.652% due 09/25/2046 •		148	136

JP Morgan Chase Commercial Mortgage Securities Trust
5.648% due 12/15/2031 •		634	632

JP Morgan Mortgage Trust
4.983% due 11/25/2035 ~		28	22
5.750% due 01/25/2036		21	9
6.262% due 07/25/2035 ~		98	98
6.457% due 08/25/2034 ~		89	91

Legacy Mortgage Asset Trust
5.250% due 07/25/2067 þ		1,523	1,524
5.650% due 11/25/2060 þ		2,700	2,704
5.750% due 04/25/2061 þ		1,779	1,779
5.750% due 07/25/2061 þ		3,110	3,112

MASTR Adjustable Rate Mortgages Trust
4.953% due 12/25/2046 •		6,183	5,109

Merrill Lynch Mortgage Investors Trust
4.692% due 02/25/2036 •		12	12
4.772% due 11/25/2035 •		5	5
5.457% due 02/25/2035 ~		182	173

Merrion Square Residential DAC
3.008% due 03/24/2081 •	EUR	5,977	7,032

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		$1,568	1,516

Prime Mortgage Trust
4.672% due 02/25/2034 •		1	1

PRPM LLC
5.503% due 08/25/2030 þ		3,388	3,395

RALI Trust
4.612% due 01/25/2037 •		814	722
4.642% due 08/25/2036 •		263	239
5.139% due 10/25/2037 ~		1,021	817

Stratton Mortgage Funding PLC
5.137% due 06/20/2060 •	GBP	1,262	1,700

Structured Adjustable Rate Mortgage Loan Trust
4.529% due 08/25/2035 ~		$16	14

Structured Asset Mortgage Investments II Trust
4.748% due 07/19/2035 •		57	56

Taurus U.K. DAC
4.836% due 05/17/2031 •	GBP	695	934

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
5.583% due 06/25/2047 •		$73	$64

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	3,461	4,666

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$2,192	2,136
3.292% due 10/25/2057 ~		4,900	4,150
5.272% due 05/25/2058 •		683	699

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	1,686	2,273

WaMu Mortgage Pass-Through Certificates Trust
4.197% due 07/25/2037 ~		$3,874	3,558
4.198% due 02/27/2034 •		5	5
4.642% due 05/25/2034 •		893	836
4.852% due 10/25/2045 •		6	6
4.853% due 03/25/2047 •		1,127	999
4.903% due 06/25/2047 •		2,039	1,713
5.153% due 02/25/2046 •		41	38
5.223% due 01/25/2046 •		2,716	2,432
5.353% due 11/25/2042 •		4	3
5.553% due 08/25/2042 •		2	2

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.983% due 11/25/2046 •		3,983	3,397

Total Non-Agency Mortgage-Backed Securities (Cost $110,437)			110,146

ASSET-BACKED SECURITIES 24.7%

AUTOMOBILE ABS OTHER 0.4%

CarMax Select Receivables Trust
5.102% due 09/15/2027 •		302	302

Carvana Auto Receivables Trust
2.900% due 03/10/2028		7,240	7,089

			7,391

AUTOMOBILE SEQUENTIAL 2.8%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		3,900	4,010
6.120% due 04/20/2027		8,700	8,754

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028		820	823

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	1,399	1,013

CarMax Select Receivables Trust
5.400% due 11/15/2028		$400	405
5.780% due 09/15/2027		134	135

Carvana Auto Receivables Trust
5.500% due 08/10/2027		13	13
5.620% due 01/10/2029		425	429
5.710% due 07/10/2028		1,500	1,509
5.900% due 08/10/2027		90	90

FCCU Auto Receivables Trust
5.460% due 04/15/2030		500	512
5.540% due 04/16/2029		700	709

FHF Issuer Trust
5.690% due 02/15/2030		1,791	1,807
5.890% due 06/15/2030		598	604

Flagship Credit Auto Trust
5.640% due 03/15/2028		632	635

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		571	573
5.990% due 05/15/2028		851	855

GLS Auto Select Receivables Trust
5.240% due 03/15/2030		228	229
5.590% due 10/15/2029		1,314	1,330

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		8,500	8,683
5.490% due 06/25/2027		1,000	1,006

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032		175	175

132	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030	$544	$538

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	545	549

Research-Driven Pagaya Motor Asset Trust VII
5.380% due 11/25/2030	226	226

Research-Driven Pagaya Motor Trust
7.090% due 06/25/2032	968	977

Santander Drive Auto Receivables Trust
5.630% due 01/16/2029	3,015	3,031
5.930% due 07/17/2028	1,346	1,352

SCCU Auto Receivables Trust
5.110% due 06/15/2029	3,200	3,227
5.450% due 12/15/2027	1,260	1,262

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	450	453

Westlake Automobile Receivables Trust
5.440% due 05/17/2027	564	565
5.750% due 08/16/2027	1,336	1,340

		47,819

CMBS OTHER 1.5%

M360 Ltd.
6.500% due 11/22/2038 •	3,800	3,737

MF1 LLC
5.871% due 03/19/2039 •	800	804

MF1 Ltd.
5.884% due 02/19/2037 •	8,700	8,703

Starwood Ltd.
6.172% due 11/15/2038 •	13,200	13,176

		26,420

HOME EQUITY OTHER 9.5%

ABFC Trust
4.532% due 01/25/2037 •	1,798	1,302
5.322% due 03/25/2034 •	346	340

ACE Securities Corp. Home Equity Loan Trust
4.532% due 12/25/2036 •	3,925	2,078
4.712% due 11/25/2036 •	2,324	956
5.172% due 09/25/2033 •	1,140	1,138

Aegis Asset-Backed Securities Trust
4.752% due 01/25/2037 •	278	210

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.351% due 04/25/2034 •	794	764
5.247% due 07/25/2035 •	800	765

Argent Securities Trust
4.752% due 06/25/2036 •	5,651	1,541
4.812% due 05/25/2036 •	5,327	1,278

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.907% due 06/26/2034 •	420	431
5.032% due 02/25/2036 •	4,910	4,005

Asset-Backed Securities Corp. Home Equity Loan Trust
5.082% due 06/25/2034 •	2,616	2,699

Bayview Financial Asset Trust
4.722% due 03/25/2037 •	302	304

Bear Stearns Asset-Backed Securities I Trust
4.622% due 05/25/2037 •	11,500	9,788
5.222% due 10/25/2037 •	1,039	1,024

C-BASS Trust
3.147% due 07/25/2036 •	1,151	1,102

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •	2,792	2,827

Citigroup Mortgage Loan Trust, Inc.
4.532% due 03/25/2037 •	632	578
4.592% due 09/25/2036 •	3,404	2,633
4.792% due 03/25/2036 •	3,223	2,957

Countrywide Asset-Backed Certificates
4.672% due 02/25/2037 •	627	597

Countrywide Asset-Backed Certificates Trust
4.197% due 05/25/2036 •	1,173	1,165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.522% due 02/25/2036 •	$465	$451
4.522% due 06/25/2047 •	758	736
4.532% due 12/25/2036 •	1,091	1,010
4.552% due 05/25/2037 •	1,580	1,512
4.552% due 06/25/2047 •	776	704
4.562% due 10/25/2047 •	4,100	3,583
4.792% due 12/25/2036 •	2,422	2,313

Credit Suisse First Boston Mortgage Securities Corp.
4.168% due 01/25/2032 •	2	2

Ellington Loan Acquisition Trust
5.372% due 05/25/2037 •	616	606

First NLC Trust
5.007% due 02/25/2036 •	14,622	13,227

Fremont Home Loan Trust
4.332% due 01/25/2037 •	6	3

GE-WMC Asset-Backed Pass-Through Certificates
4.912% due 12/25/2035 •	4,504	4,384

GSAMP Trust
4.572% due 09/25/2036 •	1,989	688
4.672% due 01/25/2047 •	714	363
5.172% due 11/25/2035 •	221	217

Home Equity Mortgage Loan Asset-Backed Trust
4.612% due 04/25/2037 •	8,044	5,739

HSI Asset Securitization Corp. Trust
4.422% due 12/25/2036 •	4,586	4,085
4.737% due 03/25/2036 •	12,526	11,345

JP Morgan Mortgage Acquisition Trust
4.542% due 07/25/2036 •	2,257	2,032
4.542% due 08/25/2036 •	1,081	1,028
4.572% due 03/25/2037 •	4,503	4,405

Long Beach Mortgage Loan Trust
4.832% due 10/25/2034 •	11	11
5.187% due 08/25/2035 •	2,200	2,014

MASTR Asset-Backed Securities Trust
4.472% due 11/25/2036 •	6,739	3,987

Merrill Lynch Mortgage Investors Trust
4.812% due 01/25/2037 •	5,309	5,255

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 02/25/2037 •	1,420	1,271
4.412% due 05/25/2037 •	341	310
4.452% due 02/25/2037 •	1,378	437
4.487% due 03/25/2037 •	8,160	3,188
4.572% due 06/25/2036 •	1,317	660
4.632% due 02/25/2037 •	8,701	2,758
4.732% due 09/25/2036 •	689	297
5.202% due 07/25/2035 •	1,484	1,455

Morgan Stanley Mortgage Loan Trust
4.452% due 12/25/2036 •	2,018	689

Option One Mortgage Loan Trust
4.372% due 07/25/2036 •	2,228	1,016
4.402% due 07/25/2037 •	2,674	1,749

Popular ABS Mortgage Pass-Through Trust
4.767% due 07/25/2036 •	969	934

Residential Asset Mortgage Products Trust
5.337% due 05/25/2035 •	2,944	2,880

Residential Asset Securities Corporation Trust
4.932% due 12/25/2035 •	8,553	8,437
4.977% due 11/25/2035 •	9,694	9,487

Saxon Asset Securities Trust
4.947% due 11/25/2037 •	1,671	1,623

Securitized Asset-Backed Receivables LLC Trust
4.452% due 05/25/2037 •	8,539	5,230

Soundview Home Loan Trust
4.737% due 02/25/2036 •	2,211	2,101
5.112% due 08/25/2035 •	2,114	1,962
5.352% due 07/25/2035 •	712	711

Structured Asset Investment Loan Trust
4.422% due 09/25/2036 •	21	21

Structured Asset Securities Corp. Mortgage Loan Trust
4.922% due 04/25/2031 •	4,830	4,887

WaMu Asset-Backed Certificates WaMu Trust
4.442% due 07/25/2047 •	1,194	902

		163,187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY SEQUENTIAL 0.0%

BNC Mortgage Loan Trust
3.681% due 10/25/2036 •		$7	$7

WHOLE LOAN COLLATERAL 1.1%

Bear Stearns Asset-Backed Securities Trust
5.125% due 10/25/2036 ~		167	72

First Franklin Mortgage Loan Trust
4.492% due 12/25/2037 •		532	515
4.572% due 08/25/2036 •		1,562	1,523
4.752% due 05/25/2036 •		1,900	1,666

PRET LLC
5.487% due 10/25/2051 ~		571	571
5.744% due 07/25/2051 þ		1,230	1,229
5.843% due 09/25/2051 þ		4,005	4,009
6.721% due 07/25/2051 þ		4,269	4,275

Securitized Asset-Backed Receivables LLC Trust
4.772% due 05/25/2036 •		2,260	1,224

VCAT LLC
5.977% due 01/25/2055 þ		3,001	3,008

			18,092

OTHER ABS 9.4%

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037		735	728

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		900	875

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		400	385

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		500	479

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038		600	591

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		400	387

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		600	577

Anchorage Credit Funding 7 Ltd.
4.620% due 04/25/2037		322	321

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		266	265

ARES European CLO X DAC
2.806% due 10/15/2031 •	EUR	3,186	3,739

ARES European CLO XII DAC
2.874% due 04/20/2032 •		4,903	5,763

Ascent Education Funding Trust
6.140% due 10/25/2050		$501	514

Aurium CLO IV DAC
2.982% due 01/16/2031 •	EUR	9,051	10,632

Bain Capital Euro CLO DAC
3.267% due 01/22/2038 •		3,600	4,240
4.950% due 01/22/2038		900	1,053

Black Diamond CLO DAC
3.016% due 05/15/2032 •		2,399	2,820

BNPP AM Euro CLO DAC
2.815% due 07/22/2032 •		7,489	8,800

Cairn CLO X DAC
3.059% due 10/15/2031 •		1,398	1,643

Capital Four CLO X DAC
3.279% due 10/25/2038 •		2,200	2,587

Carlyle Euro CLO DAC
2.726% due 01/15/2031 •		2,036	2,387
2.926% due 08/15/2032 •		3,414	4,012
3.221% due 08/15/2038 •		3,000	3,532

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		$300	290

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •	EUR	2,982	3,501

Dryden 52 Euro CLO DAC
2.896% due 05/15/2034 •		2,412	2,828

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	133

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden Euro CLO
3.342% due 10/18/2039 •	EUR	2,200	$2,591

Euro-Galaxy III CLO DAC
2.564% due 04/24/2034 •		2,389	2,806

Gallatin CLO VIII Ltd.
6.229% due 07/15/2031 •		$3,850	3,865

Golub Capital Partners CLO 50B-R Ltd.
5.825% due 04/20/2035 •		4,900	4,900

Harvest CLO XVI DAC
2.666% due 10/15/2031 •	EUR	1,052	1,236

KKR CLO 42 Ltd.
5.349% due 07/20/2034 •		$4,300	4,300

LCM 31 Ltd.
5.605% due 07/20/2034 •		2,000	2,003

Lendmark Funding Trust
1.900% due 11/20/2031		5,400	5,231

Madison Park Euro Funding X DAC
2.679% due 10/25/2030 •	EUR	2,308	2,711

Nelnet Student Loan Trust
6.589% due 02/20/2041 •		$427	436
6.640% due 02/20/2041		427	443

OZLM XXIV Ltd.
6.037% due 07/20/2032 •		3,700	3,718
6.287% due 07/20/2032 •		2,250	2,254

Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		3,667	3,679
5.303% due 10/15/2032		5,400	5,414

Pagaya AI Debt Trust
6.258% due 10/15/2031		610	614
6.660% due 07/15/2031		344	347

Palmer Square CLO Ltd.
5.815% due 05/21/2034 •		4,200	4,209

Park Avenue Institutional Advisers CLO Ltd.
5.342% due 01/20/2034 •		3,400	3,402

Regional Management Issuance Trust
5.830% due 07/15/2036		1,000	1,023

Rockford Tower Europe CLO DAC
3.292% due 08/29/2036 •	EUR	4,100	4,829

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		$400	378

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		5,200	5,212

Segovia European CLO DAC
2.904% due 07/20/2032 ~	EUR	2,204	2,590

SLM Student Loan Trust
2.339% due 10/25/2039 •		439	482

SMB Private Education Loan Trust
2.850% due 11/16/2054		$7,096	6,702
4.550% due 02/16/2055		5,341	5,258
5.474% due 07/15/2053 •		3,344	3,338
5.500% due 06/17/2052		3,087	3,182
5.924% due 11/15/2052 •		693	701
6.172% due 10/16/2056 •		1,046	1,068

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		1,549	1,499

TCI-Symphony CLO Ltd.
6.132% due 10/13/2032 •		6,330	6,344

Trestles CLO IV Ltd.
5.757% due 07/21/2034 •		2,250	2,254

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		$278	$277

			162,245

Total Asset-Backed Securities (Cost $432,302)			425,161

SOVEREIGN ISSUES 9.0%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (c)	BRL	180,100	31,611

Colombia Government International Bonds
8.375% due 11/07/2054		$3,400	3,607

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	3,300	2,503

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$8,300	8,431

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		2,300	1,776

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	2,600	2,619

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	1,050,000	6,187

Mexico Bonos
8.500% due 03/01/2029	MXN	119,700	6,633

Mexico Udibonos
4.000% due 08/24/2034 (d)		4,788	251

Peru Government Bonds
6.850% due 08/12/2035	PEN	65,000	19,800
7.300% due 08/12/2033		28,200	9,058
7.600% due 08/12/2039		1,400	442

Peru Government International Bonds
5.400% due 08/12/2034		30,000	8,369
6.150% due 08/12/2032		33,500	10,228
6.950% due 08/12/2031		2,880	919

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	257,620	11,841
7.000% due 02/28/2031		147,400	8,097
8.000% due 01/31/2030		48,900	2,842
8.250% due 03/31/2032		28,000	1,600
8.500% due 01/31/2037		36,700	1,958
8.875% due 02/28/2035		143,900	8,186

Romania Government International Bonds
6.750% due 07/11/2039	EUR	3,400	4,073

Saudi Government International Bonds
5.625% due 01/13/2035		$2,800	2,987

Turkiye Government Bonds
42.493% (BISTREFI) due 05/20/2026 ~	TRY	800	20
42.493% (BISTREFI) due 08/19/2026 ~		500	12
42.493% (BISTREFI) due 05/17/2028 ~		69,700	1,650

Total Sovereign Issues (Cost $148,194)			155,700

		SHARES
EXCHANGE-TRADED FUNDS 4.5%

iShares Core S&P 500 ETF		115,900	77,572

Total Exchange-Traded Funds (Cost $77,276)			77,572

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.1%

COMMERCIAL PAPER 4.1%

AES Corp.
4.500% due 10/07/2025	$17,120	$17,105

Air Lease Corp.
4.560% due 10/07/2025	12,730	12,719

Bacardi-Martini BV
4.800% due 10/09/2025	900	899

Campbell’s Co.
4.550% due 10/09/2025	1,400	1,398

Crown Castle, Inc.
4.620% due 10/21/2025	6,400	6,383
4.620% due 10/23/2025	590	588
4.800% due 10/07/2025	10,240	10,231

HA Sustainable Infrastructure Capital, Inc.
4.620% due 10/01/2025	1,400	1,400

HCA, Inc.
4.580% due 10/15/2025	2,180	2,176
4.600% due 10/23/2025	8,900	8,874
4.750% due 10/09/2025	8,250	8,240

		70,013

REPURCHASE AGREEMENTS (e) 7.6%
		130,400

U.S. TREASURY BILLS 0.4%
4.165% due 10/21/2025 - 01/20/2026 (b)(c)(g)(i)	6,226	6,192

Total Short-Term Instruments (Cost $206,612)		206,605

Total Investments in Securities (Cost $2,767,621)		2,771,866

	SHARES
INVESTMENTS IN AFFILIATES 9.8%

SHORT-TERM INSTRUMENTS 9.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%

PIMCO Short Asset Portfolio	9,720,029	95,363

PIMCO Short-Term Floating NAV Portfolio III	7,624,002	74,250

Total Short-Term Instruments (Cost $169,583)		169,613

Total Investments in Affiliates (Cost $169,583)		169,613

Total Investments 170.9% (Cost $2,937,204)		$2,941,479

Financial Derivative Instruments (f)(h) 3.8% (Cost or Premiums, net $65,717)		65,616

Other Assets and Liabilities, net (74.7)%		(1,285,770)

Net Assets 100.0%		$1,721,325

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

134	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.290%	09/30/2025	10/01/2025	$68,200	U.S. Treasury Notes 1.250% due 11/30/2026	$(69,639)	$68,200	$68,208
SAL	4.180	10/01/2025	10/02/2025	62,100	U.S. Treasury Notes 2.750% due 04/30/2027	(63,392)	62,100	62,100
	4.210	10/01/2025	10/02/2025	100	U.S. Treasury Notes 4.625% due 06/15/2027	(102)	100	100

Total Repurchase Agreements						$(133,133)	$130,400	$130,408

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$36,570	$(29,473)	$(29,485)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	26,820	(22,305)	(22,600)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	25,000	(21,042)	(21,070)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	115,350	(105,775)	(105,370)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	7,650	(7,719)	(7,709)

Total Short Sales (10.8)%				$(186,314)	$(186,234)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$68,208	$0	$0	$68,208	$(69,639)	$(1,431)
SAL	62,200	0	0	62,200	(63,494)	(1,294)

Total Borrowings and Other Financing Transactions	$130,408	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$113.500	10/24/2025	919	$919	$(315)	$(197)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	919	$919	$(114)	$(102)

Total Written Options					$(429)	$(299)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	135

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
30-Day Federal Fund February Futures	02/2026	412	$	165,564	$2	$3	$(1)
Canada Government 10-Year Bond December Futures	12/2025	273		24,022	81	108	0
E-Mini S&P 500 Index December Futures	12/2025	1,282		431,954	5,083	1,619	0
U.S. Treasury 2-Year Note December Futures	12/2025	817		170,262	72	89	0
U.S. Treasury 5-Year Note December Futures	12/2025	1,491		162,810	5	58	0
U.S. Treasury 10-Year Note December Futures	12/2025	602		67,725	361	0	(9)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	285		32,797	300	0	(18)

					$5,904	$1,877	$(28)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund December Futures	12/2025	44	$	(6,642)	$(39)	$2	$(17)
Euro-Buxl 30-Year Bond December Futures	12/2025	16		(2,150)	(49)	4	(20)
U.S. Treasury Long-Term Bond December Futures	12/2025	10		(1,166)	(27)	2	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	98		(11,766)	(63)	55	0

					$(178)	$63	$(37)

Total Futures Contracts					$5,726	$1,940	$(65)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.222%	$	600	$4	$(3)	$1	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326		5,200	67	(24)	43	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR	1,200	7	(4)	3	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065	$	2,400	18	(1)	17	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079		300	4	(1)	3	0	0

							$100	$(33)	$67	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-43 5-Year Index	(1.000)%	Quarterly	06/20/2030	$100	$(4)	$3	$(1)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,232	$(155)	$159	$4	$0	$(1)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,072	(223)	250	27	0	(3)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	70	2	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	7	0	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,800	(86)	83	(3)	0	(1)
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	500	(19)	17	(2)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	1,000	(29)	21	(8)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	500	(11)	0	(11)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	3	4	7	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	7,500	538	36	574	0	(11)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	7,400	351	249	600	3	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	5,200	395	13	408	5	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	590	13	1	14	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	33,700	753	22	775	4	0

					$1,452	$935	$2,387	$12	$(16)

136	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	125,100	$(569)	$(154)	$(723)	$172	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		600	(3)	18	15	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		300	(1)	12	11	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		800	(2)	(16)	(18)	2	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		14,900	(437)	183	(254)	48	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		7,550	357	(129)	228	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	$	80,050	362	(955)	(593)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		25,910	(9)	(4)	(13)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		141,200	0	(55)	(55)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		24,700	1,714	(833)	881	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028		44,400	(8)	1,312	1,304	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		3,500	0	(16)	(16)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		1,400	0	(9)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		3,580	0	(23)	(23)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	(9)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		31,240	531	(352)	179	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,400	(5)	(34)	(39)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		26,400	776	(239)	537	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		39,790	(772)	124	(648)	0	(18)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		77,130	(1,265)	(73)	(1,338)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		25,200	73	(364)	(291)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		28,790	(557)	109	(448)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		90,300	5,905	(2,268)	3,637	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,100	833	(700)	133	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		660	(3)	(7)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		240	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		600	(3)	1	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		28,210	1	(279)	(278)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	7	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		550	(3)	19	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		1,800	(7)	33	26	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		1,500	(6)	29	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,900	(8)	24	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		800	(4)	15	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		70,840	(441)	97	(344)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		400	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		1,200	(4)	30	26	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		1,000	(3)	16	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		600	(2)	11	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		800	(2)	16	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		1,100	(3)	23	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		1,200	(3)	25	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		1,600	(4)	31	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		600	(2)	17	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		1,500	(4)	47	43	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		800	(2)	29	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		800	(2)	31	29	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		1,300	(4)	50	46	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		500	(2)	(12)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		600	(2)	(9)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,300	(5)	(21)	(26)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		500	(2)	(6)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,400	(5)	(19)	(24)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,200	(4)	(19)	(23)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,100	(3)	(18)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,700	(5)	(39)	(44)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,100	(6)	(40)	(46)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		1,500	(4)	(23)	(27)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		2,000	(10)	24	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		61,520	(9)	(480)	(489)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035		82,800	(1,057)	19,986	18,929	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		16,680	246	520	766	33	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		28,300	5,485	8,193	13,678	70	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		11,900	2,765	1,692	4,457	32	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		11,990	0	186	186	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		12,470	0	208	208	0	(33)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	137

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2054	$	55,750	$874	$3,829	$4,703	$169	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		32,050	(2,748)	312	(2,436)	0	(94)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	6,700	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		94,800	2	(86)	(84)	0	(17)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		12,900	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		136,700	0	27	27	15	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		47,300	(1)	(13)	(14)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		3,800	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	87,700	0	(25)	(25)	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	42,500	(181)	947	766	112	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		21,600	425	(92)	333	75	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	1,900	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	1,100	(2)	(9)	(11)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,000	(2)	(1)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		700	(1)	1	0	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		7,070	30	(9)	21	12	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		900	(4)	(69)	(73)	0	(3)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,000	(4)	(67)	(71)	0	(3)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		300	(1)	(24)	(25)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		400	(2)	(33)	(35)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		500	(2)	(33)	(35)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(54)	(57)	0	(3)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		30	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		800	(3)	(35)	(38)	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		600	(2)	(3)	(5)	0	(2)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		300	(1)	(1)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		1,000	(3)	6	3	0	(3)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		900	(3)	6	3	0	(3)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		800	(2)	9	7	0	(2)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		700	(2)	(5)	(7)	2	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		800	(2)	(20)	(22)	3	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		700	(2)	9	7	0	(2)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		400	(1)	(2)	(3)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		900	(2)	(2)	(4)	3	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		700	(2)	10	8	2	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		700	(2)	3	1	2	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		600	(2)	(10)	(12)	2	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		600	(2)	10	8	0	(2)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		700	(3)	12	9	0	(2)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		600	(2)	8	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		800	(3)	12	9	0	(3)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		600	(2)	14	12	0	(2)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	24,100	0	(5)	(5)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		32,200	0	(9)	(9)	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		6,800	0	7	7	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		122,800	(246)	(136)	(382)	0	(5)
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		32,200	0	(167)	(167)	0	(1)
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		24,100	0	(122)	(122)	0	(1)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		63,300	55	77	132	3	0
Receive	CPURNSA	2.502	Maturity	03/25/2030	$	20,840	0	123	123	2	0
Receive	CPURNSA	2.522	Maturity	03/27/2030		34,500	0	164	164	4	0

							$11,937	$30,466	$42,403	$813	$(452)

Total Swap Agreements							$13,485	$31,371	$44,856	$825	$(468)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,940	$825	$2,765	$(299)	$(65)	$(471)	$(835)

(g)

Securities with an aggregate market value of $28,236 and cash of $47,683 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

138	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	87,381		$101,916	$0	$(673)
	10/2025		$20,164	CAD	28,052	0	(6)
	11/2025	CAD	28,008		$20,164	6	0

BOA	10/2025	JPY	37,218		248	0	(3)
	10/2025		$4,081	EUR	3,486	12	0
	10/2025		471	ILS	1,582	7	0
	10/2025		1,041	INR	92,121	0	(5)
	10/2025		29	JPY	4,275	0	0
	10/2025		983	KRW	1,361,505	0	(13)
	10/2025		772	NZD	1,341	5	0
	10/2025		275	PLN	991	0	(3)
	11/2025	ILS	3,159		$936	0	(18)
	11/2025	NZD	1,341		773	0	(5)
	11/2025		$319	ILS	1,065	3	0
	11/2025		248	JPY	37,090	3	0
	11/2025	ZAR	25,722		$1,475	0	(9)

BPS	10/2025	BRL	24,762		4,270	1	(383)
	10/2025	CAD	1,045		752	1	0
	10/2025	CNH	24,565		3,449	1	0
	10/2025	EUR	2,186		2,574	8	0
	10/2025	IDR	75,415,644		4,559	45	(6)
	10/2025	INR	110,438		1,254	11	0
	10/2025	JPY	43,119		290	0	(1)
	10/2025	TWD	183,514		6,103	83	(8)
	10/2025		$4,527	BRL	24,762	126	0
	10/2025		3,449	IDR	56,953,936	0	(36)
	10/2025		4,785	KRW	6,612,540	0	(73)
	10/2025		2,994	PLN	10,898	4	(1)
	11/2025	IDR	13,536,208		$810	0	(1)
	11/2025	INR	81,888		920	0	0
	11/2025	KRW	700,908		500	0	0
	11/2025		$112	BRL	600	0	0
	11/2025		951	ILS	3,195	14	0
	11/2025		290	JPY	42,970	1	0
	12/2025	TWD	23,770		$792	7	0
	12/2025		$1,156	IDR	19,457,094	7	0
	12/2025		193	MXN	3,568	1	0
	04/2026	BRL	14,500		$2,538	0	(70)

BRC	10/2025	CHF	4,640		5,813	0	(16)
	10/2025	IDR	523,882		32	1	0
	10/2025		$6,209	CHF	4,979	46	0
	10/2025		2,600	GBP	1,934	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	139

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$4	NOK	42	$0	$0
	10/2025		1,716	PLN	6,273	10	0
	10/2025		216	TRY	9,254	5	0
	11/2025	EUR	328		$386	0	0
	11/2025	NOK	42		4	0	0
	11/2025		$5,813	CHF	4,621	16	0
	11/2025		1,612	TRY	70,176	24	0
	11/2025	ZAR	75,172		$4,269	0	(69)
	12/2025	PEN	13,687		3,826	0	(109)
	12/2025		$4,739	TRY	208,695	28	0

BSH	10/2025	BRL	25,800		$4,851	3	0
	10/2025	EUR	1,626		1,889	0	(20)
	10/2025		$4,745	BRL	25,800	103	0
	10/2025		228	NZD	393	0	0
	11/2025	NZD	393		$228	0	0
	11/2025	PEN	5,352		1,457	0	(83)
	11/2025		$157	PEN	581	10	0
	12/2025	PEN	23,038		$6,482	0	(142)
	12/2025		$9,164	BRL	50,847	254	0
	04/2026	BRL	27,600		$4,859	0	(105)

CBK	10/2025	AUD	1,765		1,152	0	(16)
	10/2025	BRL	3,025		569	0	0
	10/2025	CNH	7,921		1,110	0	(2)
	10/2025	DKK	2,100		328	0	(2)
	10/2025	EUR	4,017		4,688	0	(28)
	10/2025	IDR	46,971,407		2,839	29	(5)
	10/2025	INR	151,506		1,706	2	0
	10/2025	KRW	4,676,264		3,379	46	0
	10/2025	NOK	329		33	0	0
	10/2025	SGD	11,670		9,098	51	0
	10/2025	THB	24,742		767	2	0
	10/2025	TWD	191,278		6,454	169	0
	10/2025		$550	BRL	3,025	18	0
	10/2025		727	CAD	1,013	1	0
	10/2025		1,633	EUR	1,401	12	0
	10/2025		6,625	IDR	108,589,529	0	(116)
	10/2025		4,435	INR	389,571	0	(53)
	10/2025		418	NOK	4,173	0	0
	10/2025		8,905	PEN	31,256	96	0
	10/2025		1,011	SEK	9,595	8	0
	10/2025		985	SGD	1,271	0	0
	10/2025		2,761	TWD	84,057	2	(3)
	10/2025	ZAR	18,646		$1,077	0	(3)
	11/2025	CAD	1,011		727	0	(1)
	11/2025	NOK	4,172		418	0	0
	11/2025	SGD	1,268		985	0	0
	11/2025		$682	ILS	2,287	8	0
	11/2025		1,706	INR	151,803	0	(2)
	11/2025		1,564	ZAR	27,261	9	0
	11/2025	ZAR	17,248		$993	0	(2)
	12/2025	PEN	76,306		21,446	0	(485)
	12/2025	TWD	287,296		9,615	132	(1)
	12/2025		$1,196	IDR	20,094,317	6	0
	01/2026	TWD	38,770		$1,285	1	0
	02/2026	PEN	5,334		1,451	0	(80)
	03/2026		63,386		18,014	0	(161)
	08/2026		$1,036	ZAR	18,450	5	0

DUB	10/2025	CNH	52,639		$7,403	15	0
	10/2025	IDR	27,430,176		1,674	30	0
	10/2025	INR	245,988		2,769	2	0
	10/2025	KRW	1,104,384		797	9	0
	10/2025		$1,238	ILS	4,228	39	0
	10/2025		2,226	INR	196,889	0	(12)
	11/2025	ILS	4,226		$1,238	0	(38)
	11/2025	INR	19,460		219	0	0
	11/2025	PEN	46,661		13,317	0	(103)
	11/2025		$3,953	INR	351,910	0	(3)
	11/2025	ZAR	181,522		$10,370	0	(105)

FAR	10/2025	AUD	24,141		15,659	0	(315)
	10/2025	CHF	831		1,044	0	(1)

140	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	CNH	22,951		$3,233	$11	$0
	10/2025	SGD	4,161		3,244	19	0
	10/2025		$17,679	AUD	27,078	238	0
	10/2025		4,211	INR	371,402	0	(34)
	10/2025		11,554	JPY	1,698,501	0	(68)
	10/2025		6,477	PEN	22,595	30	0
	10/2025		3,639	PLN	13,287	16	0
	10/2025		24,698	SGD	31,809	0	(39)
	11/2025	AUD	27,078		$17,688	0	(238)
	11/2025	PEN	8,707		2,378	0	(126)
	11/2025	SGD	31,729		24,698	37	0
	11/2025		$1,044	CHF	828	1	0
	12/2025	MXN	4,524		$237	0	(8)
	12/2025		$36,457	BRL	204,468	1,413	0
	12/2025		798	MXN	15,127	21	0
	02/2026	PEN	22,680		$6,477	0	(30)

GLM	10/2025	BRL	196,400		31,970	0	(4,932)
	10/2025	CHF	176		221	0	(1)
	10/2025	CNH	1,809		255	1	0
	10/2025	IDR	19,733,481		1,183	1	0
	10/2025	KRW	14,848		11	0	0
	10/2025	SGD	334		261	2	0
	10/2025		$36,720	BRL	196,400	202	(20)
	10/2025		999	IDR	16,515,667	0	(9)
	10/2025		1,206	INR	105,837	0	(16)
	10/2025		11	KRW	14,848	0	0
	11/2025		170	ILS	568	1	0
	12/2025	IDR	382,037		$23	0	0
	12/2025	MXN	1,304		69	0	(2)
	12/2025		$1,154	IDR	19,294,947	0	0
	04/2026	BRL	56,600		$9,979	1	(204)

IND	10/2025	AUD	1,172		766	0	(10)
	10/2025		$357	DKK	2,285	2	0
	11/2025	DKK	2,280		$357	0	(2)

JPM	10/2025	BRL	90		16	0	0
	10/2025	CAD	27,980		20,247	141	0
	10/2025	IDR	54,859,383		3,286	0	(2)
	10/2025	KRW	1,911,457		1,379	17	0
	10/2025	SGD	1,593		1,239	4	0
	10/2025	TWD	20,301		661	0	(6)
	10/2025		$17	BRL	90	0	0
	10/2025		249	DKK	1,585	0	0
	10/2025		916	EUR	778	0	(2)
	10/2025		1,387	GBP	1,032	1	0
	10/2025		4,424	IDR	73,599,405	2	(14)
	10/2025		489	ILS	1,641	7	0
	10/2025		1,131	PLN	4,154	12	0
	10/2025		243	TWD	7,389	0	(1)
	11/2025	DKK	1,581		$249	0	0
	11/2025	ZAR	160,744		9,171	0	(105)
	04/2026	BRL	81,400		13,809	0	(833)

MBC	10/2025	CAD	15		11	0	0
	10/2025	CHF	185		232	0	(1)
	10/2025	CNH	26,787		3,769	9	0
	10/2025	EUR	720		853	8	0
	10/2025	IDR	2,727,669		166	2	0
	10/2025	JPY	21,370		144	0	(1)
	10/2025	KRW	6,765,367		4,850	30	0
	10/2025	SEK	21,374		2,229	0	(41)
	10/2025	SGD	14,990		11,692	72	0
	10/2025	THB	16,008		497	2	0
	10/2025		$1,083	CHF	853	0	(12)
	10/2025		2,784	CNH	19,831	0	(1)
	10/2025		1,061	GBP	784	0	(7)
	10/2025		21	JPY	3,040	0	0
	10/2025		3,757	KRW	5,245,536	0	(19)
	10/2025		4	NOK	43	0	0
	10/2025		1,000	SEK	9,575	17	0
	10/2025		700	THB	22,663	0	0
	11/2025	CNH	19,784		$2,784	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	141

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	NOK	43		$4	$0	$0
	11/2025		$192	ILS	639	1	0
	11/2025		247	JPY	36,535	1	0
	12/2025		257	MXN	4,869	7	0

MYI	10/2025	BRL	8,200		$1,348	0	(192)
	10/2025	CNH	27,044		3,801	5	0
	10/2025	IDR	11,006,263		669	9	0
	10/2025	JPY	815,249		5,461	0	(52)
	10/2025		$1,542	BRL	8,200	0	(1)
	10/2025		128	JPY	18,906	0	0
	10/2025		0	NOK	1	0	0
	10/2025		1,632	PLN	5,909	0	(7)
	10/2025		1,272	TWD	38,331	0	(13)
	11/2025	NOK	1		$0	0	0
	11/2025		$5,461	JPY	812,428	52	0
	12/2025	CZK	2,345		$114	0	0
	12/2025	PEN	10,517		2,944	0	(79)
	12/2025	TWD	38,082		1,272	15	0

NGF	10/2025	KRW	2,531,787		1,820	16	0
	10/2025		$860	IDR	14,235,878	0	(7)
	11/2025		4,216	TRY	184,242	70	0

SCX	10/2025	CNH	19,668		$2,768	7	0
	10/2025	DKK	1,770		276	0	(3)
	10/2025	IDR	24,152,561		1,447	0	(1)
	10/2025	INR	175,543		1,975	0	0
	10/2025	PEN	53,820		15,230	0	(268)
	10/2025	SGD	332		260	3	0
	10/2025	TWD	115,994		3,915	104	0
	10/2025		$8,178	GBP	6,114	45	0
	10/2025		1,062	IDR	17,459,457	0	(15)
	10/2025		2,170	INR	191,650	0	(15)
	10/2025		658	JPY	96,794	0	(4)
	11/2025	GBP	6,114		$8,179	0	(45)
	11/2025		$1,756	INR	156,408	0	0
	11/2025		1	JPY	176	0	0
	12/2025	CZK	540		$26	0	0
	12/2025		$1,447	IDR	24,213,604	2	0

SOG	10/2025	BRL	118,632		$22,305	15	0
	10/2025	JPY	1,775,407		11,932	0	(74)
	10/2025	NZD	1,734		1,010	5	0
	10/2025		$22,228	BRL	118,632	62	0
	10/2025		106,151	EUR	90,265	0	(176)
	10/2025		6,027	JPY	886,333	0	(34)
	10/2025		14	NOK	141	0	0
	11/2025	EUR	90,265		$106,364	177	0
	11/2025	NOK	141		14	0	0
	11/2025		$11,931	JPY	1,769,267	74	0
	12/2025	BRL	120,319		$22,228	0	(56)

SSB	10/2025	GBP	9,864		13,296	30	0
	11/2025		$27,262	PEN	100,577	1,682	0

UAG	10/2025	CAD	25		$18	0	0
	10/2025	ILS	7,876		2,361	0	(17)
	10/2025	NOK	4,072		400	0	(8)
	10/2025		$124	ILS	425	4	0
	10/2025		9,957	INR	878,886	0	(72)
	10/2025		1,791	PLN	6,494	0	(4)
	10/2025		700	THB	22,653	0	0
	10/2025		1,079	ZAR	18,645	0	0
	10/2025	ZAR	18,654		$1,079	0	0
	11/2025	ILS	424		124	0	(4)
	11/2025	ZAR	81,768		4,638	0	(80)
	12/2025	TRY	13,099		279	0	(17)

Total Forward Foreign Currency Contracts						$6,246	$(11,423)

142	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	30,000	$45	$30
	Call - OTC USD versus HKD		7.800	08/24/2026	44,200	61	44
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	8,450	371	456

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	5,010	84	154
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	7,600	10	8

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	15,000	20	15
	Call - OTC USD versus HKD		7.800	08/24/2026	16,200	24	16

						$615	$723

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	20,200	$155	$161
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	4,700	23	11
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	10,100	80	76
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	1,900	17	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	900	12	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	1,900	16	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,000	13	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	2,000	15	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	1,000	12	12
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	2,000	16	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,000	12	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	5,400	475	451
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	5,400	475	451
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	5,200	450	473
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	5,200	450	406
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	8,000	689	737
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	8,000	689	618

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	15,300	1,235	1,401
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	20,000	1,614	1,357

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	35,300	9	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	39,700	15	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	14,800	6	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	1,148,300	5,767	5,005
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	1,148,300	5,767	5,594
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	22,400	1,940	2,016
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	17,700	1,531	1,592

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	24,000	34	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	47,600	40	9
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	48,100	46	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	18,100	1,594	1,546
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	18,100	1,594	1,487
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	44,500	3,591	4,074
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	58,200	4,697	3,948

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	50,000	104	32
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	2,600	21	16
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	1,300	17	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	2,000	16	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,000	13	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	2,100	17	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	1,000	12	12
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	18,000	1,585	1,538
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	18,000	1,585	1,479

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	215,900	161	154
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	51,400	48	23
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	19,200	80	64
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	24,300	316	261
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	21,600	429	377
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	21,600	318	202
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	2,000	16	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	1,000	13	12
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	5,500	485	470
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	5,500	485	452

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	11,100	977	962
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	11,100	977	904

							$40,754	$38,545

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	143

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$97.961	10/07/2025	16,700	$22	$0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.945	10/07/2025	83,200	110	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.977	10/07/2025	83,200	111	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	98.063	10/07/2025	65,400	79	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	99.547	11/06/2025	51,500	38	1
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.969	12/04/2025	32,900	44	31

					$404	$32

Total Purchased Options					$41,773	$39,300

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	99,500	$ (94)	$ (42)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	30,000	$(16)	$(20)
	Call - OTC USD versus HKD		7.850	08/24/2026	44,200	(20)	(28)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	16,900	(358)	(438)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	5,010	(14)	(22)
	Call - OTC USD versus BRL		5.800	11/07/2025	5,010	(41)	(9)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	7,600	(3)	(5)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	15,000	(7)	(10)
	Call - OTC USD versus HKD		7.850	08/24/2026	16,200	(9)	(10)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	2,400	(79)	(18)

						$(547)	$(560)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.086%	10/07/2025	60,200	$ (132)	$0

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	23,600	(44)	(49)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131	11/06/2025	34,300	(33)	(3)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	39,100	(79)	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	21,400	(80)	(100)

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.082	10/07/2025	49,900	(110)	0

							$(478)	$(152)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$96.547	10/07/2025	20,900	$(38)	$(123)

Total Written Options					$(1,157)	$(877)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$1,176	$0	$15	$15	$0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872%	300	(3)	4	1	0

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.016	4,800	32	(37)	0	(5)

							$29	$(18)	$16	$(5)

144	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	164	$(45)	$32	$0	$(13)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	6,185	1,201	80	1,281	0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		10,630	2,085	118	2,203	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		5,122	1,023	38	1,061	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		37,496	7,752	17	7,769	0

							$12,016	$285	$12,314	$(13)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	S&P 500 Total Return Index	9,284	4.680% (SOFR plus a specified spread)	Monthly	12/23/2025	$137,652	$0	$(337)	$0	$(337)

BPS	Receive	S&P 500 Total Return Index	857	4.760% (SOFR plus a specified spread)	Monthly	10/15/2025	12,707	0	(15)	0	(15)
	Receive	S&P 500 Total Return Index	8,558	4.765% (SOFR plus a specified spread)	Monthly	11/12/2025	126,888	0	(213)	0	(213)
	Receive	S&P 500 Total Return Index	9,291	4.680% (SOFR plus a specified spread)	Monthly	11/19/2025	137,756	0	(337)	0	(337)

BRC	Receive	S&P 500 Total Return Index	1,603	4.730% (SOFR plus a specified spread)	Monthly	02/04/2026	23,767	0	(89)	0	(89)

CBK	Receive	S&P 500 Total Return Index	857	4.630% (SOFR plus a specified spread)	Monthly	11/21/2025	12,707	0	(47)	0	(47)

CIB	Receive	S&P 500 Total Return Index	2,794	4.690% (SOFR plus a specified spread)	Monthly	10/01/2025	39,967	0	1,306	1,306	0
	Receive	S&P 500 Total Return Index	18	4.670% (SOFR plus a specified spread)	Monthly	11/05/2025	267	0	(1)	0	(1)
	Receive	S&P 500 Total Return Index	6,199	4.810% (FEDL01 plus a specified spread)	Monthly	01/07/2026	91,911	0	(353)	0	(353)
	Receive	S&P 500 Total Return Index	922	4.850% (FEDL01 plus a specified spread)	Monthly	01/07/2026	13,670	0	(53)	0	(53)
	Receive	S&P 500 Total Return Index	19	4.770% (FEDL01 plus a specified spread)	Monthly	02/18/2026	282	0	(1)	0	(1)
	Receive	S&P 500 Total Return Index	22,082	4.810% (SOFR plus a specified spread)	Maturity	08/12/2026	305,817	0	18,390	18,390	0

GST	Receive	S&P 500 Total Return Index	9,628	4.680% (SOFR plus a specified spread)	Monthly	10/15/2025	142,752	0	(274)	0	(274)
	Receive	S&P 500 Total Return Index	857	4.620% (SOFR plus a specified spread)	Monthly	10/17/2025	12,707	0	(47)	0	(47)

RBC	Receive	S&P 500 Total Return Index	159	4.900% (FEDL01 plus a specified spread)	Monthly	10/15/2025	2,358	0	(9)	0	(9)
	Receive	S&P 500 Total Return Index	2,794	4.820% (SOFR plus a specified spread)	Monthly	01/07/2026	41,426	0	(158)	0	(158)
	Receive	S&P 500 Total Return Index	1,090	4.730% (SOFR plus a specified spread)	Monthly	01/16/2026	16,161	0	(61)	0	(61)
	Receive	S&P 500 Total Return Index	1,334	4.750% (SOFR plus a specified spread)	Monthly	04/08/2026	19,779	0	(74)	0	(74)
	Receive	S&P 500 Total Return Index	843	4.825% (SOFR plus a specified spread)	Monthly	05/06/2026	12,499	0	(48)	0	(48)
	Receive	S&P 500 Total Return Index	458	4.820% (SOFR plus a specified spread)	Monthly	06/03/2026	6,791	0	(26)	0	(26)
	Receive	S&P 500 Total Return Index	843	4.810% (SOFR plus a specified spread)	Monthly	08/05/2026	12,499	0	(48)	0	(48)

TOR	Receive	S&P 500 Total Return Index	1,334	4.740% (SOFR plus a specified spread)	Monthly	10/01/2025	19,082	0	623	623	0

								$0	$18,128	$20,319	$(2,191)

Total Swap Agreements								$12,045	$18,395	$32,649	$(2,209)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	145

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$6	$0	$0	$6	$(679)	$0	$0	$(679)	$(673)	$818	$145
BOA	30	4,010	1,281	5,321	(56)	(486)	(350)	(892)	4,429	(2,540)	1,889
BPS	310	0	2,203	2,513	(579)	0	(565)	(1,144)	1,369	(4,189)	(2,820)
BRC	131	2,758	0	2,889	(194)	0	(89)	(283)	2,606	(490)	2,116
BSH	370	0	0	370	(350)	0	0	(350)	20	0	20
CBK	597	0	0	597	(960)	0	(47)	(1,007)	(410)	462	52
CIB	0	0	19,696	19,696	0	0	(408)	(408)	19,288	(21,100)	(1,812)
DUB	95	14,207	15	14,317	(261)	(49)	0	(310)	14,007	880	14,887
FAR	1,786	0	0	1,786	(859)	0	0	(859)	927	(890)	37
GLM	208	11,237	0	11,445	(5,184)	(39)	0	(5,223)	6,222	5,096	11,318
GSC	0	32	0	32	0	(123)	0	(123)	(91)	0	(91)
GST	0	0	1,062	1,062	0	(42)	(321)	(363)	699	(2,110)	(1,411)
IND	2	0	0	2	(12)	0	0	(12)	(10)	0	(10)
JPM	184	3,130	7,769	11,083	(963)	0	(5)	(968)	10,115	(6,920)	3,195
MBC	150	31	0	181	(82)	(20)	0	(102)	79	0	79
MYC	0	2,029	0	2,029	0	(100)	0	(100)	1,929	(810)	1,119
MYI	81	0	0	81	(344)	0	0	(344)	(263)	389	126
NGF	86	1,866	0	1,952	(7)	0	0	(7)	1,945	0	1,945
RBC	0	0	0	0	0	0	(424)	(424)	(424)	(2,804)	(3,228)
SCX	161	0	0	161	(351)	0	0	(351)	(190)	282	92
SOG	333	0	0	333	(340)	0	0	(340)	(7)	0	(7)
SSB	1,712	0	0	1,712	0	0	0	0	1,712	(1,440)	272
TOR	0	0	623	623	0	0	0	0	623	(390)	233
UAG	4	0	0	4	(202)	(18)	0	(220)	(216)	0	(216)

Total Over the Counter	$6,246	$39,300	$32,649	$78,195	$(11,423)	$(877)	$(2,209)	$(14,509)

(i)

Securities with an aggregate market value of $8,230 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

146	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$1,619	$0	$321	$1,940
Swap Agreements	0	12	0	0	813	825

	$0	$12	$1,619	$0	$1,134	$2,765

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,246	$0	$6,246
Purchased Options	0	0	0	723	38,577	39,300
Swap Agreements	0	12,330	20,319	0	0	32,649

	$0	$12,330	$20,319	$6,969	$38,577	$78,195

	$0	$12,342	$21,938	$6,969	$39,711	$80,960

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$299	$299
Futures	0	0	0	0	65	65
Swap Agreements	0	19	0	0	452	471

	$0	$19	$0	$0	$816	$835

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,423	$0	$11,423
Written Options	0	42	0	560	275	877
Swap Agreements	0	18	2,191	0	0	2,209

	$0	$60	$2,191	$11,983	$275	$14,509

	$0	$79	$2,191	$11,983	$1,091	$15,344

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(3)	$(3)
Written Options	0	0	0	0	428	428
Futures	0	0	48,407	0	1,298	49,705
Swap Agreements	0	(779)	0	0	5,092	4,313

	$0	$(779)	$48,407	$0	$6,815	$54,443

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(22,507)	$0	$(22,507)
Purchased Options	0	0	0	0	(535)	(535)
Written Options	0	41	0	0	1,155	1,196
Swap Agreements	0	1,586	133,149	0	0	134,735

	$0	$1,627	$133,149	$(22,507)	$620	$112,889

	$0	$848	$181,556	$(22,507)	$7,435	$167,332

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$130	$130
Futures	0	0	9,877	0	(922)	8,955
Swap Agreements	0	1,427	0	0	(5,223)	(3,796)

	$0	$1,427	$9,877	$0	$(6,015)	$5,289

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,616)	$0	$(1,616)
Purchased Options	0	0	0	108	(2,387)	(2,279)
Written Options	0	49	0	(13)	(84)	(48)
Swap Agreements	0	552	65,284	0	0	65,836

	$0	$601	$65,284	$(1,521)	$(2,471)	$61,893

	$0	$2,028	$75,161	$(1,521)	$(8,486)	$67,182

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	147

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,056	$2,056
Corporate Bonds & Notes
Banking & Finance	0	58,820	0	58,820
Industrials	0	11,885	17,200	29,085
Utilities	0	10,316	0	10,316
Municipal Bonds & Notes
California	0	723	0	723
Illinois	0	78	0	78
Nevada	0	112	0	112
U.S. Government Agencies	0	1,566,220	40,848	1,607,068
U.S. Treasury Obligations	0	88,424	0	88,424
Non-Agency Mortgage-Backed Securities	0	110,146	0	110,146
Asset-Backed Securities
Automobile ABS Other	0	7,391	0	7,391
Automobile Sequential	0	47,819	0	47,819
CMBS Other	0	26,420	0	26,420
Home Equity Other	0	163,187	0	163,187
Home Equity Sequential	0	7	0	7
Whole Loan Collateral	0	18,092	0	18,092
Other ABS	0	162,245	0	162,245
Sovereign Issues	0	155,700	0	155,700
Exchange-Traded Funds	77,572	0	0	77,572
Short-Term Instruments
Commercial Paper	0	70,013	0	70,013
Repurchase Agreements	0	130,400	0	130,400
U.S. Treasury Bills	0	6,192	0	6,192

	$77,572	$2,634,190	$60,104	$2,771,866

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$169,613	$0	$0	$169,613

Total Investments	$247,185	$2,634,190	$60,104	$2,941,479

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(186,234)	$0	$(186,234)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,733	1,032	0	2,765
Over the counter	0	78,180	15	78,195

	$1,733	$79,212	$15	$80,960

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(37)	(795)	0	(832)
Over the counter	0	(14,496)	(13)	(14,509)

	$(37)	$(15,291)	$(13)	$(15,341)

Total Financial Derivative Instruments	$1,696	$63,921	$2	$65,619

Totals	$248,881	$2,511,877	$60,106	$2,820,864

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$1,514	$400	$0	$0	$0	$142	$0	$0	$2,056	$142
Corporate Bonds & Notes Industrials	0	17,200	0	0	0	0	0	0	17,200	0
U.S. Government Agencies	0	41,017	0	0	0	(169)	0	0	40,848	(169)

	$1,514	$58,617	$0	$0	$0	$(27)	$0	$0	$60,104	$(27)

Financial Derivative Instruments - Assets
Over the counter	$13	$0	$(3)	$0	$0	$5	$0	$0	$15	$5

Financial Derivative Instruments - Liabilities
Over the counter	$(14)	$0	$0	$0	$2	$(1)	$0	$0	$(13)	$0

Totals	$1,513	$58,617	$(3)	$0	$2	$(23)	$0	$0	$60,106	$(22)

148	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$400	Cost	Purchase Price	100.000	—
	1,656	Discounted Cash Flow	Discount Rate	4.157	—
Corporate Bonds & Notes Industrials	17,200	Recent Transaction	Purchase Price	100.000	—
U.S. Government Agencies	26,753	Proxy Pricing	Base Price	98.953-100.281	99.220
	14,095	Recent Transaction	Purchase Price	99.938-100.000	99.964

Financial Derivative Instruments - Assets
Over the counter	15	Indicative Market Quotation	Broker Quote	0.939	—

Financial Derivative Instruments - Liabilities
Over the counter	(13)	Indicative Market Quotation	Broker Quote	92.000	—

Total	$60,106

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	149

Schedule of Investments	PIMCO StocksPLUS® Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Bank of Industry Ltd.
3.803% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,500	$4,090

Total Loan Participations and Assignments (Cost $3,667)			4,090

CORPORATE BONDS & NOTES 17.9%

BANKING & FINANCE 10.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$2,600	2,555

Air Lease Corp.
1.875% due 08/15/2026		1,000	980

American Tower Corp.
2.750% due 01/15/2027		5,786	5,686
3.125% due 01/15/2027		1,122	1,107

Athene Global Funding
5.033% due 07/17/2030		1,100	1,118
5.159% due 09/18/2028 •		23,300	23,366
5.380% due 01/07/2030		600	619

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		161	159
4.375% due 05/01/2026		2,300	2,299

Banque Federative du Credit Mutuel SA
5.308% (SOFRRATE + 0.990%) due 10/16/2028 ~		5,300	5,319

Barclays PLC
5.345% (SOFRRATE + 1.080%) due 11/11/2029 ~		14,850	14,909

BPCE SA
1.652% due 10/06/2026 •		1,500	1,499
3.500% due 10/23/2027		2,000	1,967
5.975% due 01/18/2027 •		5,300	5,320

Credit Suisse AG AT1 Claim		3,100	403

Crown Castle, Inc.
2.900% due 03/15/2027		8,318	8,161

Deutsche Bank AG
2.129% due 11/24/2026 •		800	797
7.146% due 07/13/2027 •		7,600	7,763

F&G Global Funding
2.000% due 09/20/2028		600	558

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		4,390	4,320
3.375% due 11/13/2025		600	599
3.815% due 11/02/2027		300	293
4.125% due 08/17/2027		400	394
4.271% due 01/09/2027		400	397
4.542% due 08/01/2026		1,600	1,599
5.125% due 11/05/2026		6,100	6,122
5.727% (SOFRRATE + 1.450%) due 11/05/2026 ~		1,400	1,399
5.800% due 03/05/2027		4,900	4,951
6.950% due 06/10/2026		200	203
7.350% due 11/04/2027		400	417

Goldman Sachs Bank USA
4.929% (SOFRRATE + 0.770%) due 03/18/2027 ~		15,200	15,236

Goldman Sachs Group, Inc.
1.093% due 12/09/2026 •		1,334	1,326
1.431% due 03/09/2027 •		3,600	3,554
4.692% due 10/23/2030 •		100	101
5.005% (SOFRRATE + 0.820%) due 09/10/2027 ~		2,700	2,708
5.049% due 07/23/2030 •		800	820

HPS Corporate Lending Fund
5.450% due 01/14/2028		4,400	4,441

HSBC Holdings PLC
2.848% due 06/04/2031 •		800	744
5.510% (SOFRRATE + 1.290%) due 03/03/2031 ~		3,900	3,931
5.838% (SOFRRATE + 1.570%) due 05/13/2031 ~		4,600	4,693

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Groep NV
5.163% (SOFRINDX + 1.010%) due 03/25/2029 ~		$20,800	$20,911

Jackson National Life Global Funding
5.129% (SOFRRATE + 0.950%) due 09/12/2028 ~		13,300	13,361

Lincoln Financial Global Funding
5.300% due 01/13/2030		400	414

Lloyds Banking Group PLC
4.550% due 08/16/2028		700	707
5.298% (SOFRINDX + 1.060%) due 11/26/2028 ~		25,000	25,143

Nationwide Building Society
5.398% (SOFRRATE + 1.070%) due 07/14/2029 ~		10,500	10,521

NatWest Group PLC
1.642% due 06/14/2027 •		1,000	981
5.333% (SOFRRATE + 1.100%) due 05/23/2029 ~		4,900	4,922
7.472% due 11/10/2026 •		1,400	1,404

NatWest Markets PLC
5.389% (SOFRRATE + 1.140%) due 05/17/2029 ~		10,730	10,836

Nomura Holdings, Inc.
1.653% due 07/14/2026		1,000	981

RGA Global Funding
5.250% due 01/09/2030		1,800	1,863

Royal Bank of Canada
5.021% (SOFRINDX + 0.710%) due 01/21/2027 ~		4,500	4,518

Sammons Financial Group Global Funding
4.950% due 06/12/2030		200	203

Santander U.K. Group Holdings PLC
5.223% (SOFRINDX + 1.070%) due 09/22/2029 ~		3,700	3,706
6.833% due 11/21/2026 •		8,900	8,927

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	500	581
1.750% due 11/24/2028		200	225

Sixth Street Lending Partners
6.125% due 07/15/2030		$800	828

Skandinaviska Enskilda Banken AB
5.271% (SOFRRATE + 1.060%) due 09/03/2030 ~		4,800	4,812

Standard Chartered PLC
6.187% due 07/06/2027 •		11,100	11,249

Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028		7,100	7,099
5.866% (SOFRRATE + 1.690%) due 09/15/2028 ~		6,100	6,124

Synchrony Financial
3.700% due 08/04/2026		3,200	3,180

			286,329

INDUSTRIALS 6.7%

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		21,100	21,257

BAT Capital Corp.
3.215% due 09/06/2026		5,900	5,857

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		2,600	2,591

Beignet
6.850% due 06/01/2049 «(b)		6,700	6,700

Berry Global, Inc.
1.650% due 01/15/2027		600	581
4.875% due 07/15/2026		1,700	1,700

Boeing Co.
2.196% due 02/04/2026		8,582	8,518
2.700% due 02/01/2027		8,825	8,648
2.750% due 02/01/2026		7,500	7,458
6.259% due 05/01/2027		600	618

Conagra Brands, Inc.
5.000% due 08/01/2030		700	707

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DAE Funding LLC
3.375% due 03/20/2028	$500	$484

Dell International LLC/EMC Corp.
4.900% due 10/01/2026	775	780

Energy Transfer LP
5.200% due 04/01/2030	300	310

EQT Corp.
3.125% due 05/15/2026	865	857

Expand Energy Corp.
6.750% due 04/15/2029	3,900	3,941

Ford Motor Co.
4.346% due 12/08/2026	2,000	1,992

Fox Corp.
4.709% due 01/25/2029	4,400	4,457

Global Payments, Inc.
2.150% due 01/15/2027	2,500	2,437
4.800% due 04/01/2026	1,900	1,902

HCA, Inc.
5.375% due 09/01/2026	1,819	1,827

Hewlett Packard Enterprise Co.
4.450% due 09/25/2026	1,100	1,105

Hyundai Capital America
5.229% due 09/18/2028 •	500	502
5.250% due 01/08/2027	10,100	10,212
5.502% (SOFRRATE + 1.350%) due 03/27/2030 ~	22,063	22,268

Illumina, Inc.
4.650% due 09/09/2026	5,100	5,125

Las Vegas Sands Corp.
3.500% due 08/18/2026	4,400	4,366

MPLX LP
4.125% due 03/01/2027	800	799

NTT Finance Corp.
1.162% due 04/03/2026	12,300	12,109

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	1,400	1,399
5.375% due 07/15/2027	9,600	9,686
5.500% due 08/31/2026	7,800	7,834
5.500% due 04/01/2028	6,100	6,220

Viper Energy Partners LLC
4.900% due 08/01/2030	6,700	6,755

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032	400	421

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	1,800	1,792
4.450% due 09/11/2027	3,900	3,911
4.550% due 09/11/2028	4,900	4,917

		183,043

UTILITIES 0.6%

Fortis, Inc.
3.055% due 10/04/2026	4,500	4,450

Israel Electric Corp. Ltd.
7.750% due 12/15/2027	1,500	1,593

Plains All American Pipeline LP/PAA Finance Corp.
4.700% due 01/15/2031	2,700	2,707

Southern California Edison Co.
1.200% due 02/01/2026	100	99
3.650% due 03/01/2028	400	393
4.700% due 06/01/2027	300	301
4.875% due 02/01/2027	2,600	2,616
5.350% due 03/01/2026	2,300	2,309
5.650% due 10/01/2028	100	103
5.850% due 11/01/2027	1,703	1,748

		16,319

Total Corporate Bonds & Notes (Cost $484,205)		485,691

U.S. GOVERNMENT AGENCIES 45.9%

Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047	306	295
5.000% due 12/01/2026 - 01/01/2029	19	18

150	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/01/2029 - 01/01/2055	$411	$428
6.454% due 09/01/2037 •	195	202
6.508% due 06/01/2035 •	67	69

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	7,619	7,250

Federal Home Loan Mortgage Corp. REMICS
4.787% due 02/15/2037 •	1	1
4.817% due 02/15/2037 •	8	8
4.827% due 02/15/2037 •	33	33
4.900% due 07/15/2040 •	174	172
4.960% due 03/15/2042 •	69	69
5.037% due 07/15/2041 •	402	400
5.087% due 10/15/2037 •	34	34
5.145% due 03/15/2050 •	1,087	1,071
5.157% due 08/15/2037 •	270	270
5.187% due 08/15/2037 •	596	597
5.197% due 10/15/2037 •	90	90
5.207% due 05/15/2037 - 09/15/2037 •	639	640
5.237% due 08/15/2036 •	39	39
5.250% due 10/25/2055 •	3,500	3,506
5.256% due 11/25/2054 - 09/25/2055 •	12,329	12,393
5.296% due 11/25/2054 •	17,404	17,434
5.306% due 10/25/2054 - 09/25/2055 •	47,525	47,849
5.336% due 02/25/2055 •	711	715
5.337% due 11/15/2039 •	12	12
5.342% due 01/15/2038 •	141	141
5.356% due 09/25/2054 - 02/25/2055 •	2,937	2,947
5.400% due 10/25/2055 •	11,600	11,627
5.456% due 07/25/2055 •	1,354	1,358
5.506% due 01/25/2055 - 09/25/2055 •	28,901	29,014
5.556% due 02/25/2055 - 08/25/2055 •	54,878	55,021
5.606% due 05/25/2054 •	6,085	6,128

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6.500% due 10/25/2043	284	292

Federal National Mortgage Association
3.000% due 12/01/2026 - 12/01/2032	4,905	4,759
3.500% due 12/01/2047 - 08/01/2048	8,283	7,702
4.300% due 12/01/2029	8,820	8,901
4.448% due 11/01/2028 •	1	1
4.473% due 07/01/2028 •	1	1
4.531% due 11/01/2027 •	1	1
4.532% due 09/01/2029 ~	10,221	10,383
4.585% due 11/01/2028 •	1	1
4.610% due 07/01/2029	10,300	10,480
4.730% due 05/01/2029	2,700	2,755
4.760% due 06/01/2029	25,000	25,588
4.804% due 08/01/2029 ~	14,595	14,936
4.891% due 12/01/2036 •	9	9
5.421% due 07/01/2044 •	8	8
5.613% due 09/01/2034 •	7	7
5.950% due 11/01/2035 •	25	26
6.000% due 11/01/2054	9,171	9,431
6.604% due 12/01/2033 •	31	32
6.618% due 05/01/2038 •	86	90
8.000% due 03/01/2030 - 08/01/2030	3	3

Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (a)(d)	26	23
3.000% due 10/25/2040	369	355
4.583% due 03/25/2034 •	13	13
4.721% due 05/25/2037 •	12	12
4.810% due 05/25/2058 •	321	315
4.821% due 03/25/2037 - 07/25/2037 •	21	20
4.831% due 03/25/2037 •	14	14
4.851% due 07/25/2037 •	35	35
4.871% due 09/25/2035 •	65	64
4.916% due 02/25/2037 •	29	29
5.000% due 04/25/2033	57	57

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.191% due 06/25/2037 •		$75	$75
5.221% due 03/25/2038 - 01/25/2040 •		76	77
5.256% due 09/25/2054 - 08/25/2055 •		11,682	11,687
5.289% due 08/25/2055 •		2,100	2,104
5.291% due 12/25/2039 •		42	42
5.306% due 11/25/2053 - 03/25/2055 •		4,819	4,838
5.371% due 07/25/2039 •		20	21
5.400% due 10/25/2055 •		15,600	15,636
5.406% due 01/25/2055 •		3,518	3,523
5.450% due 10/25/2055 •		28,200	28,260
5.456% due 07/25/2055 •		1,045	1,048
5.506% due 09/25/2055 •		8,252	8,282
5.536% due 08/25/2055 •		5,570	5,597
5.556% due 12/25/2053 - 08/25/2055 •		28,550	28,677
5.606% due 02/25/2055 •		3,759	3,783
5.756% due 09/25/2055 •		9,447	9,524

Government National Mortgage Association
4.625% due 07/20/2027 •		11	11
4.750% due 12/20/2027 •		4	4
5.170% due 09/20/2055 •		14,549	14,555
5.589% due 06/20/2055 •		24,937	25,091
5.625% (H15T1Y + 1.500%) due 02/20/2026 - 05/20/2026 ~		2	2
5.625% due 04/20/2027 - 04/20/2041 •		563	575
7.000% due 06/20/2055		1,297	1,314

Government National Mortgage Association REMICS
5.216% due 12/20/2065 •		640	641
5.266% due 01/20/2066 •		81	81
5.466% due 01/20/2066 - 03/20/2066 •		1,592	1,600
5.539% due 06/20/2055 •		19,496	19,573
5.616% due 03/20/2066 •		101	101

Government National Mortgage Association, TBA
4.000% due 10/01/2055 - 11/01/2055		43,000	40,434
4.500% due 11/01/2055		41,700	40,423
5.000% due 10/01/2055 - 11/01/2055		49,600	49,313
5.500% due 10/01/2055 - 11/01/2055		40,000	40,283
6.000% due 11/01/2055		39,400	40,073

Uniform Mortgage-Backed Security, TBA
6.000% due 11/01/2055		278,300	284,275
6.500% due 10/01/2055 - 11/01/2055		256,630	265,368

Total U.S. Government Agencies (Cost $1,242,355)			1,243,065

U.S. TREASURY OBLIGATIONS 2.0%

U.S. Treasury Inflation Protected Securities (f)
2.125% due 02/15/2054 (i)		6,768	6,254
1.625% due 04/15/2030 (i)(k)		46,578	47,307
1.875% due 07/15/2034		1,338	1,358

Total U.S. Treasury Obligations (Cost $55,190)			54,919

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%

ACRA Trust
5.608% due 10/25/2064 þ		2,236	2,250

AG Trust
6.166% due 07/15/2041 •		760	764

Angel Oak Mortgage Trust
5.410% due 07/25/2070 þ		6,540	6,592

Ashford Hospitality Trust
5.223% due 04/15/2035 •		6,317	6,313
5.573% due 04/15/2035 •		7,105	7,105

Avon Finance
4.886% due 12/28/2049 •	GBP	5,873	7,916

Bear Stearns ALT-A Trust
4.467% due 11/25/2036 ~		$2,783	1,583

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.838% due 09/25/2035 ~	$59	$32
5.847% due 01/25/2035 •	2,248	2,209

Bear Stearns ARM Trust
6.500% due 01/25/2034 ~	4	4
6.513% due 01/25/2034 ~	114	114
6.575% due 04/25/2033 ~	7	7

Bear Stearns Structured Products, Inc. Trust
3.965% due 12/26/2046 ~	117	94
4.972% due 01/26/2036 ~	139	99

BMO Mortgage Trust
3.378% due 02/17/2055 ~	5,737	5,290
5.092% due 11/15/2057	2,600	2,662
5.187% due 07/15/2058	10,800	11,110

Chase Home Lending Mortgage Trust
5.606% due 05/25/2055 •	3,891	3,886

CHL Mortgage Pass-Through Trust
5.500% due 11/25/2035	690	351

CIM Trust
2.750% due 12/25/2059 ~	6,300	5,990

Citigroup Mortgage Loan Trust, Inc.
6.490% due 05/25/2035 •	16	16

CLNY Trust
5.717% due 11/15/2038 •	3,825	3,781

Countrywide Alternative Loan Trust
4.632% due 04/25/2046 •	1,238	1,166

Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~	25	24

Cross Mortgage Trust
6.147% due 07/25/2069 þ	1,288	1,305

CSMC Trust
1.115% due 01/25/2060 ~	1,239	1,056
3.850% due 09/25/2057 ~	1,993	1,966
4.136% due 12/27/2060 ~	1,577	1,572
5.665% due 07/15/2038 •	7,900	7,197

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.512% due 05/25/2036 •	1,942	1,845

Extended Stay America Trust
5.344% due 07/15/2038 •	7,252	7,258

GCAT Trust
2.650% due 10/25/2068 ~	3,517	3,431

GreenPoint Mortgage Funding Trust
4.812% due 11/25/2045 •	72	69

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~	1,672	1,573

GSR Mortgage Loan Trust
4.622% due 01/25/2034 •	1	1
4.668% due 01/25/2036 ~	12	12

Impac CMB Trust
4.812% due 05/25/2035 •	2,964	2,871

JP Morgan Chase Commercial Mortgage Securities Trust
5.805% due 06/15/2038 •	7,000	6,463

JP Morgan Seasoned Mortgage Trust
4.415% due 01/25/2063 ~	3,701	3,565

Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~	1,413	1,358

Lehman Mortgage Trust
4.592% due 08/25/2036 •	517	333

Lehman XS Trust
4.632% due 11/25/2035 •	1,906	1,897

MASTR Adjustable Rate Mortgages Trust
4.953% due 12/25/2046 •	6,202	5,124

Merrill Lynch Mortgage Investors Trust
4.692% due 02/25/2036 •	43	42

Morgan Stanley Capital I Trust
5.215% due 12/15/2036 •	1,800	1,386

Morgan Stanley Residential Mortgage Loan Trust
5.443% due 07/25/2070 þ	5,264	5,306

New Orleans Hotel Trust
5.187% due 04/15/2032 •	1,900	1,889

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	775	743
1.147% due 10/25/2058 ~	111	106
1.353% due 10/25/2058 ~	79	76

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	151

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prime Mortgage Trust
4.672% due 02/25/2034 •		$8	$8

PRPM LLC
4.000% due 05/25/2054 þ		1,762	1,742
5.250% due 07/25/2055 þ		2,328	2,346
5.729% due 07/25/2030 þ		3,938	3,945
5.774% due 08/25/2028 þ		2,762	2,767

PRPM Trust
6.265% due 12/25/2068 þ		1,209	1,223

Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		2,564	2,308

Stratton Mortgage Funding PLC
5.137% due 06/20/2060 •	GBP	1,543	2,078

Structured Adjustable Rate Mortgage Loan Trust
4.592% due 10/25/2035 •		$1,153	1,113
4.944% due 09/25/2035 ~		205	184

Structured Asset Mortgage Investments II Trust
4.748% due 07/19/2035 •		72	71
4.832% due 02/25/2036 •		80	67

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		39	38

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	4,470	6,027

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$2,119	2,065
2.900% due 10/25/2059 ~		1,305	1,256
3.000% due 01/25/2058 ~		36	36
3.750% due 05/25/2058 ~		3,017	2,972
4.562% due 10/25/2064 ~		8,452	8,516
5.272% due 05/25/2058 •		932	953

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	2,069	2,790

Verus Securitization Trust
1.020% due 04/25/2064 ~		$1,117	1,067
1.277% due 04/25/2064 ~		142	135
1.380% due 04/25/2064 ~		213	202
5.402% due 05/25/2065 þ		4,527	4,568
5.417% due 07/25/2070 þ		5,521	5,568

WaMu Mortgage Pass-Through Certificates Trust
4.198% due 02/27/2034 •		58	57
4.852% due 10/25/2045 •		27	27
5.353% due 11/25/2042 •		11	11
5.553% due 06/25/2042 •		26	24

Wells Fargo Mortgage-Backed Securities Trust
6.697% due 04/25/2036 ~		829	838

Total Non-Agency Mortgage-Backed Securities (Cost $185,765)			182,804

ASSET-BACKED SECURITIES 23.6%

AUTOMOBILE ABS OTHER 0.8%

Auto ABS Spanish Loans FT
2.496% due 02/28/2032 •	EUR	1,788	2,101

CPS Auto Receivables Trust
4.710% due 12/17/2029		$12,000	12,082

Westlake Automobile Receivables Trust
4.630% due 01/15/2031		8,100	8,147
5.032% due 08/16/2027 •		759	760

			23,090

AUTOMOBILE SEQUENTIAL 6.5%

Ally Auto Receivables Trust
4.140% due 07/16/2029		1,000	1,003
5.460% due 05/15/2028		2,206	2,226

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		2,000	2,002

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		4,500	4,627
6.120% due 04/20/2027		10,800	10,867

BMW Vehicle Owner Trust
5.470% due 02/25/2028		1,737	1,749

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bridgecrest Lending Auto Securitization Trust
4.840% due 09/15/2027	$1,191	$1,192
5.530% due 01/18/2028	79	79

CarMax Auto Owner Trust
4.350% due 07/15/2030	10,600	10,695
4.750% due 10/15/2027	1,238	1,241
4.890% due 07/16/2029	8,800	8,907
5.210% due 09/15/2027	4,172	4,183

Carvana Auto Receivables Trust
4.530% due 01/10/2029	3,800	3,807
5.330% due 07/10/2029	1,500	1,514
5.380% due 03/12/2029	2,700	2,749
5.420% due 04/10/2028	2,210	2,219
5.600% due 03/10/2028	1,854	1,859
5.630% due 11/10/2027	369	370
5.900% due 08/10/2027	665	666

Chase Auto Owner Trust
5.250% due 09/27/2027	1,106	1,108

Citizens Auto Receivables Trust
5.110% due 04/17/2028	1,243	1,250
5.840% due 01/18/2028	5,301	5,338

CPS Auto Receivables Trust
4.710% due 03/15/2029	884	886

FCCU Auto Receivables Trust
4.870% due 01/16/2029	6,649	6,672

Flagship Credit Auto Trust
4.880% due 11/15/2028	804	807

Ford Credit Auto Owner Trust
4.650% due 02/15/2028	1,518	1,523

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029	729	733

GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028	2,300	2,308
4.760% due 10/15/2027	1,355	1,356

GLS Auto Select Receivables Trust
4.460% due 10/15/2030	2,000	2,014
5.240% due 03/15/2030	273	275
5.580% due 06/17/2030	1,756	1,779
5.960% due 10/16/2028	3,118	3,146

GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028	558	559
5.450% due 06/16/2028	2,234	2,252

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	4,500	4,546
5.480% due 04/17/2028	2,190	2,207

Lendbuzz Securitization Trust
5.100% due 10/15/2030	909	910

M&T Bank Auto Receivables Trust
4.730% due 06/17/2030	9,900	10,042
5.590% due 02/17/2032	233	234

Research-Driven Pagaya Motor Asset Trust
4.731% due 07/27/2026	2,000	2,002
5.124% due 04/25/2034	3,300	3,317
7.130% due 01/26/2032	311	312

Santander Drive Auto Receivables Trust
4.630% due 10/16/2028	6,400	6,421
4.880% due 09/15/2027	1,815	1,816
5.930% due 07/17/2028	1,591	1,598

SCCU Auto Receivables Trust
4.570% due 01/15/2031	8,100	8,165
4.680% due 09/15/2031	2,300	2,324
5.450% due 12/15/2027	105	105

SFS Auto Receivables Securitization Trust
4.440% due 12/20/2030	9,500	9,585
4.520% due 11/20/2028	2,700	2,708
4.950% due 05/21/2029	450	453
5.470% due 10/20/2028	2,192	2,209

Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029	3,800	3,828
4.550% due 08/16/2027	2,021	2,023
4.630% due 09/15/2027	1,793	1,797

Westlake Automobile Receivables Trust
5.560% due 02/15/2028	1,700	1,712
5.750% due 08/16/2027	1,215	1,218

World Omni Automobile Lease Securitization Trust
4.420% due 04/17/2028	11,500	11,590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

World Omni Select Auto Trust
5.370% due 02/15/2028	$1,051	$1,052

		176,135

CMBS OTHER 1.1%

ACRES LLC
5.755% due 08/18/2040 •	7,200	7,224

AREIT Trust
5.636% due 01/20/2037 •	4,607	4,610

GPMT Ltd.
5.750% due 07/16/2035 •	270	270

MF1 LLC
5.586% due 02/18/2043 •	1,050	1,052
5.871% due 03/19/2039 •	900	904

MF1 Ltd.
5.350% due 07/16/2036 •	58	58
6.357% due 12/15/2035 •	12,000	12,028

Starwood Ltd.
5.450% due 04/18/2038 •	2,777	2,785

		28,931

CREDIT CARD BULLET 0.7%

BA Credit Card Trust
4.790% due 05/15/2028	5,700	5,729

Synchrony Card Funding LLC
4.930% due 07/15/2030	11,800	12,001

		17,730

CREDIT CARD OTHER 0.4%

Chase Issuance Trust
4.720% due 01/15/2031	11,100	11,356

HOME EQUITY OTHER 1.6%

ACE Securities Corp. Home Equity Loan Trust
4.592% due 10/25/2036 •	2,760	1,076

AFC Home Equity Loan Trust
4.822% due 06/25/2028 •	25	25

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.187% due 01/25/2035 •	218	224

Argent Securities Trust
4.572% due 06/25/2036 •	3,470	2,314

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.907% due 06/26/2034 •	428	439

Asset-Backed Securities Corp. Home Equity Loan Trust
5.097% due 04/25/2034 •	901	955

Bear Stearns Asset-Backed Securities I Trust
4.732% due 11/25/2036 •	815	796
5.174% due 11/25/2034 •	4,302	4,321

Chase Funding Trust
5.012% due 10/25/2032 •	33	33

Citigroup Mortgage Loan Trust, Inc.
4.144% due 10/25/2037 þ	107	104
4.332% due 07/25/2045 •	304	214
4.592% due 12/25/2036 •	744	419

Countrywide Asset-Backed Certificates
4.672% due 08/25/2034 •	339	333

Countrywide Asset-Backed Certificates Trust
4.412% due 08/25/2037 •	224	205
4.472% due 06/25/2047 •	291	259
4.552% due 12/25/2046 •	5,848	5,601
4.552% due 06/25/2047 •	1,088	987
4.812% due 03/25/2036 •	370	334

Credit Suisse First Boston Mortgage Securities Corp.
4.168% due 01/25/2032 •	37	36

Credit-Based Asset Servicing & Securitization LLC
3.475% due 06/25/2035 •	1,652	1,612
5.847% due 03/25/2046 •	1,888	1,852

GE-WMC Asset-Backed Pass-Through Certificates
4.912% due 12/25/2035 •	4,372	4,256

152	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAA Home Equity Trust
4.772% due 01/25/2036 •		$700	$222

GSAMP Trust
4.552% due 06/25/2036 •		74	72
5.172% due 11/25/2035 •		279	274
5.922% due 10/25/2034 •		19	20

Home Equity Mortgage Loan Asset-Backed Trust
4.532% due 08/25/2036 •		3,059	2,948

HSI Asset Securitization Corp. Trust
4.767% due 02/25/2036 •		372	361

JP Morgan Mortgage Acquisition Trust
4.932% due 07/25/2036 •		2,200	2,074

Long Beach Mortgage Loan Trust
4.690% due 04/21/2031 •		2,099	2,061
4.712% due 02/25/2036 •		456	451
4.832% due 10/25/2034 •		43	42

Merrill Lynch Mortgage Investors Trust
4.572% due 08/25/2037 •		325	312

Morgan Stanley ABS Capital I, Inc. Trust
4.382% due 12/25/2036 •		3,731	1,874
4.402% due 10/25/2036 •		71	64
4.432% due 09/25/2036 •		26	11
5.187% due 07/25/2034 •		505	512

RCKT Mortgage Trust
5.344% due 09/25/2044 þ		2,044	2,053

Residential Asset Mortgage Products Trust
5.337% due 05/25/2035 •		2,830	2,769

Soundview Home Loan Trust
4.977% due 11/25/2035 •		157	157

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.097% due 01/25/2035 •		1,072	1,129

			43,801

WHOLE LOAN COLLATERAL 0.9%

First Franklin Mortgage Loan Trust
4.572% due 08/25/2036 •		1,624	1,583
4.752% due 05/25/2036 •		12,141	10,644

PRET LLC
5.657% due 08/25/2055 þ		2,739	2,749
5.744% due 07/25/2051 þ		1,195	1,195
6.721% due 07/25/2051 þ		4,203	4,209

Residential Asset Mortgage Products Trust
4.632% due 08/25/2046 •		4,711	4,210

Specialty Underwriting & Residential Finance Trust
5.247% due 12/25/2035 •		42	42

			24,632

OTHER ABS 11.6%

AASET Trust
2.798% due 01/15/2047		3,312	3,125

Accunia European CLO I DAC
2.976% due 07/15/2030 •	EUR	271	318

ACHV ABS Trust
5.010% due 12/26/2031		$945	954
5.070% due 10/27/2031		631	635
5.900% due 04/25/2031		339	343

Affirm Master Trust
4.670% due 07/15/2033		8,600	8,655

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •		7,500	7,507

Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040		5,600	5,618

Aqua Finance Issuer Trust
4.790% due 05/17/2051		5,911	5,950

Arcano Euro CLO II DAC
0.000% due 07/25/2039 •	EUR	500	589

ARES European CLO X DAC
2.806% due 10/15/2031 •		404	474

ARES XLIV CLO Ltd.
5.424% due 04/15/2034 •		$11,900	11,915

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bain Capital Credit CLO Ltd.
5.482% due 07/17/2035 •		$6,800	$6,825
5.565% due 07/19/2034 •		5,500	5,508

Black Diamond CLO DAC
2.884% due 01/20/2032 •	EUR	28	33

Blackbird Capital II Aircraft Lease Ltd.
2.443% due 07/15/2046		$2,136	2,021

BlueMountain Fuji EUR CLO III DAC
1.050% due 01/15/2031	EUR	199	232
2.746% due 01/15/2031 •		1,254	1,472

BNPP AM Euro CLO DAC
2.626% due 04/15/2031 •		1,148	1,348

Cairn CLO X DAC
3.059% due 10/15/2031 •		350	411

Canyon CLO Ltd.
5.398% due 07/15/2034 •		$4,000	4,004

Capital Four CLO X DAC
3.279% due 10/25/2038 •	EUR	1,000	1,176

Capital Street Master Trust
0.000% due 08/16/2029 •		$6,000	6,006

Carlyle Euro CLO DAC
2.726% due 01/15/2031 •	EUR	364	426

Carlyle Global Market Strategies Euro CLO Ltd.
2.786% due 11/15/2031 •		491	577

CarVal CLO III Ltd.
5.315% due 07/20/2032 •		$7,504	7,511

Castlelake Aircraft Structured Trust
5.783% due 02/15/2050		3,531	3,590

Catamaran CLO Ltd.
5.694% due 04/22/2030 •		213	214

CIFC Funding Ltd.
5.530% due 10/24/2030 •		445	446

CRB Securitization Trust
6.960% due 10/20/2033		152	152

CVC Cordatus Loan Fund XXIV DAC
3.144% due 10/23/2034 •	EUR	4,853	5,707

Dryden 43 Senior Loan Fund
5.395% due 04/20/2034 •		$3,500	3,503

Dryden 52 Euro CLO DAC
2.896% due 05/15/2034 •	EUR	2,476	2,903

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •		$3,800	3,804

Elevation CLO Ltd.
5.618% due 01/25/2035 •		7,700	7,727

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		1,400	1,405

GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		1,798	1,810
4.930% due 06/25/2060		1,098	1,102
5.020% due 06/25/2060		1,300	1,319
5.070% due 06/25/2060		4,600	4,646
5.150% due 10/27/2059		2,000	2,029
5.250% due 10/27/2059		416	418

GreenSky Home Improvement Trust
5.880% due 06/25/2059		651	654

Harvest CLO XVI DAC
2.666% due 10/15/2031 •	EUR	301	353

Henley CLO VII DAC
2.929% due 04/25/2034 •		2,800	3,291

Home Partners of America Trust
1.901% due 12/17/2026		$707	687

Invesco Euro CLO I DAC
2.676% due 07/15/2031 •	EUR	282	331

KKR CLO 36 Ltd.
5.321% due 10/15/2034 •		$1,550	1,550

KKR CLO 42 Ltd.
5.349% due 07/20/2034 •		350	350

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		126	125

M&T Equipment Notes
4.990% due 08/18/2031		1,834	1,841

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		11,700	11,712

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mariner Finance Issuance Trust
1.860% due 03/20/2036		$7,800	$7,640

Mountain View CLO XVI Ltd.
5.778% due 04/15/2034 •		2,900	2,905

Navient Education Loan Trust
5.020% due 07/15/2055		3,618	3,658

Navient Student Loan Trust
5.245% due 12/15/2059 •		1,642	1,640

Nelnet Student Loan Trust
4.670% due 06/22/2065		12,700	12,669
4.840% due 05/17/2055		2,200	2,219
6.589% due 02/20/2041 •		552	565
6.640% due 02/20/2041		552	573

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •		2,142	2,144

Oportun Funding Trust
4.960% due 08/16/2032		1,647	1,649

Oportun Issuance Trust
5.010% due 02/08/2033		2,400	2,404

Pagaya AI Debt Grantor Trust
4.497% due 04/15/2033		3,000	3,002
4.684% due 08/17/2026		7,300	7,310
5.065% due 03/15/2032		968	971
5.108% due 03/15/2033		1,100	1,108
5.156% due 07/15/2032		673	679
5.183% due 06/15/2032		1,797	1,807
6.278% due 10/15/2031		607	613

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		765	770

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		858	866

Pagaya AI Debt Trust
6.660% due 07/15/2031		3,014	3,034

Palmer Square European Loan Funding DAC
3.006% due 01/15/2033 •	EUR	557	654
3.026% due 05/15/2034 •		1,217	1,427
3.926% due 01/15/2033 •		1,000	1,176

Parallel Ltd.
5.428% due 07/15/2034 •		$8,000	8,006

Park Avenue Institutional Advisers CLO Ltd.
5.342% due 01/20/2034 •		700	700

Post Road Equipment Finance LLC
4.900% due 05/15/2031		4,000	4,034

RCKT Trust
4.900% due 07/25/2034		1,653	1,657

Reach ABS Trust
4.930% due 08/18/2032		5,285	5,307
4.960% due 08/16/2032		282	283
5.120% due 08/18/2032		3,400	3,430
6.300% due 02/18/2031		207	207

Recette CLO Ltd.
5.667% due 04/20/2034 •		4,050	4,056

Regatta XXIII Funding Ltd.
5.737% due 01/20/2035 •		10,868	10,910

Rockford Tower CLO Ltd.
5.475% due 07/20/2035 •		850	853

Romark CLO V Ltd.
5.476% due 01/15/2035 •		8,900	8,934

Segovia European CLO DAC
2.904% due 07/20/2032 ~	EUR	320	376

SMB Private Education Loan Trust
1.290% due 07/15/2053		$1,441	1,376
1.310% due 07/17/2051		1,636	1,538
1.340% due 03/17/2053		4,321	4,074
2.850% due 11/16/2054		3,191	3,014
3.250% due 11/15/2040		4,677	4,635
4.985% due 01/15/2037 •		1,808	1,806
5.060% due 03/16/2054		1,759	1,785
5.090% due 10/16/2056		1,714	1,738
5.924% due 11/15/2052 •		858	868

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		1,084	1,049

Symphony CLO XXIX Ltd.
5.433% due 10/15/2035 •		7,800	7,831

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	153

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035 •		$9,700	$9,740

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •		4,000	4,006

Theorem Funding Trust
7.580% due 04/15/2029		42	42

TIAA CLO IV Ltd.
5.465% due 01/20/2032 •		2,153	2,155

Tikehau CLO V DAC
3.253% due 10/15/2038 •	EUR	6,750	7,917

Towd Point Asset Trust
4.950% due 11/20/2061 •		$2,642	2,637

Venture 36 CLO Ltd.
5.717% due 04/20/2032 •		570	571

Venture XXVII CLO Ltd.
5.637% due 07/20/2030 •		153	153

Voya CLO Ltd.
5.385% due 04/20/2034 •		900	901

			313,374

Total Asset-Backed Securities (Cost $639,401)			639,049

SOVEREIGN ISSUES 4.0%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	307,600	53,990

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$15,700	15,948

Mexico Bonos
8.500% due 03/02/2028	MXN	252,000	13,969

Republic of South Africa Government Bonds
8.000% due 01/31/2030	ZAR	243,600	14,157

Saudi Government International Bonds
5.125% due 01/13/2028		$9,500	9,709

Total Sovereign Issues (Cost $105,006)			107,773

		SHARES
EXCHANGE-TRADED FUNDS 4.5%

iShares Core S&P 500 ETF		181,900	121,746

Total Exchange-Traded Funds (Cost $120,249)			121,746

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.2%

COMMERCIAL PAPER 6.4%

AES Corp.
4.500% due 10/07/2025		$4,000	3,996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Air Lease Corp.
4.550% due 10/02/2025	$500	$500
4.560% due 10/07/2025	1,600	1,599
4.570% due 10/10/2025	1,200	1,198
4.570% due 10/14/2025	2,000	1,996

Alimentation Couche-Tard, Inc.
4.560% due 10/02/2025	11,100	11,097

AMETEK, Inc.
4.570% due 11/20/2025	16,300	16,201

AutoNation, Inc.
4.550% due 10/08/2025 (b)	2,000	1,998

Bacardi-Martini BV
4.580% due 10/30/2025	300	299
4.780% due 10/16/2025	900	898

Campbell’s Co.
4.550% due 10/09/2025	1,100	1,099

Crown Castle, Inc.
4.620% due 10/21/2025	9,800	9,774
4.620% due 10/23/2025	7,500	7,478
4.800% due 10/07/2025	14,600	14,587

Glencore Funding LLC
4.360% due 10/16/2025	8,400	8,384

HA Sustainable Infrastructure Capital, Inc.
4.620% due 10/01/2025	300	300
4.950% due 10/07/2025	1,000	999

Harley-Davidson Financial Services, Inc.
4.730% due 12/02/2025	300	298

HCA, Inc.
4.600% due 10/22/2025	11,900	11,866
4.650% due 10/17/2025	17,900	17,861
4.650% due 10/20/2025	2,500	2,493
4.650% due 10/21/2025	4,100	4,089

NextEra Energy Capital Holdings, Inc.
4.540% due 10/20/2025	5,100	5,088

Oracle Corp.
4.330% due 11/19/2025	24,900	24,754

Southern California Edison Co.
4.800% due 11/14/2025	8,700	8,651

VW Credit, Inc.
4.610% due 10/06/2025	6,000	5,996
4.610% due 10/14/2025	9,100	9,085

		172,584

REPURCHASE AGREEMENTS (g) 11.4%
		308,702

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.2%

Arivo Acceptance Auto Loan Receivables Trust
4.712% due 07/15/2026		$1,774	$1,774

Westlake Automobile Receivables Trust
4.642% due 07/15/2026		2,369	2,370

			4,144

SOUTH AFRICA TREASURY BILLS 0.1%
7.505% due 06/17/2026 (d)(e)	ZAR	35,100	1,943

U.S. TREASURY BILLS 0.1%
4.227% due 10/30/2025 - 12/16/2025 (c)(d)(i)(k)		$3,223	3,208

Total Short-Term Instruments (Cost $490,563)			490,581

Total Investments in Securities (Cost $3,326,401)			3,329,718

		SHARES
INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short Asset Portfolio		13,747,582	134,878

Total Short-Term Instruments (Cost $132,942)			134,878

Total Investments in Affiliates (Cost $132,942)			134,878

Total Investments 128.0% (Cost $3,459,343)			$3,464,596

Financial Derivative Instruments (h)(j) 3.2% (Cost or Premiums, net $8,175)			87,270

Other Assets and Liabilities, net (31.2)%			(844,690)

Net Assets 100.0%			$2,707,176

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

154	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.290%	09/30/2025	10/01/2025		$72,500	U.S. Treasury Notes 2.000% - 4.125% due 11/15/2026 -03/31/2029	$(74,003)	$72,500	$72,509
	4.320	09/30/2025	10/01/2025		7,100	U.S. Treasury Notes 3.500% due 09/30/2027	(7,240)	7,100	7,101
JPS	4.220	07/30/2024	TBD	(2)	169,002	U.S. Treasury Bonds 2.000% - 2.250% due 08/15/2046 -08/15/2051	(168,285)	169,002	178,218
SAL	4.240	10/01/2025	10/02/2025		60,100	U.S. Treasury Notes 3.625% due 08/15/2028	(61,305)	60,100	60,100

Total Repurchase Agreements							$(310,833)	$308,702	$317,928

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.0)%
Uniform Mortgage-Backed Security, TBA	4.000%	11/01/2055	$21,600	$(20,398)	$(20,355)
Uniform Mortgage-Backed Security, TBA	4.500	11/01/2055	41,700	(40,829)	(40,432)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2055	17,200	(17,074)	(17,048)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	29,475	(29,740)	(29,701)

Total Short Sales (4.0)%				$(108,041)	$(107,536)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$79,610	$0	$0	$79,610	$(81,243)	$(1,633)
JPS	178,218	0	0	178,218	(181,341)	(3,123)
SAL	60,100	0	0	60,100	(61,305)	(1,205)

Total Borrowings and Other Financing Transactions	$317,928	$0	$0

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(796) at a weighted average interest rate of 4.376%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	909	$	68,179	$(382)	$468	$0
Canada Government 5-Year Bond December Futures	12/2025	1,498		124,128	1,574	301	0
E-Mini S&P 500 Index December Futures	12/2025	2,102		708,243	8,394	2,654	0
Long Guilt December Futures	12/2025	21		2,566	12	11	(1)
U.S. Treasury 5-Year Note December Futures	12/2025	5,874		641,413	(96)	230	0
U.S. Treasury Long-Term Bond December Futures	12/2025	65		7,579	147	0	(16)

					$9,649	$3,664	$(17)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	155

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Schatz December Futures	12/2025	303	$	(38,057)	$44	$0	$(7)
U.S. Treasury 2-Year Note December Futures	12/2025	4,131		(860,894)	(298)	0	(452)
U.S. Treasury 10-Year Note December Futures	12/2025	2,183		(245,588)	(1,102)	34	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	393		(47,185)	(1,215)	221	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	206		(23,706)	5	13	0

					$(2,566)	$268	$(459)

Total Futures Contracts					$7,083	$3,932	$(476)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
											Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.222%	$		100	$1	$(1)	$0	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326			6,200	80	(29)	51	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246		EUR	2,000	12	(7)	5	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.170			400	3	(2)	1	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.251	$		1,000	6	(4)	2	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2029	0.681		EUR	400	1	5	6	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	1.024			500	(10)	9	(1)	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065	$		2,000	15	(1)	14	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079			300	3	1	4	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227			16,900	43	(10)	33	0	(1)

								$154	$(39)	$115	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030		GBP	38,800	$(201)	$(23)	$(224)	$53	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025	$		170,200	377	222	599	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025			108,700	6	97	103	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026			72,100	610	1,197	1,807	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026			138,260	(279)	710	431	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028			7,810	(67)	0	(67)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030			7,700	(27)	574	547	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030			523,400	(4,069)	4,163	94	0	(265)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030			75,390	4,078	(2,354)	1,724	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030			22,700	(381)	8	(373)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031			1,380	0	185	185	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.734	Annual	05/31/2032			65,800	0	999	999	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.791	Annual	05/31/2032			95,100	0	1,771	1,771	33	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032			5,800	725	(80)	645	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033			7,700	(150)	54	(96)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033			27,200	79	1,017	1,096	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			61,950	(458)	157	(301)	0	(3)
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029		PLN	48,700	0	32	32	29	0
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029			47,900	(450)	21	(429)	0	(30)
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		ZAR	226,800	(849)	(126)	(975)	0	(11)
Receive	28-Day MXN-TIIE	7.550	Lunar	03/02/2028		MXN	253,200	(35)	(118)	(153)	0	(3)

								$(1,091)	$8,506	$7,415	$137	$(419)

Total Swap Agreements								$(937)	$8,467	$7,530	$137	$(420)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,932	$137	$4,069	$0	$(476)	$(420)	$(896)

156	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(i)

Securities with an aggregate market value of $28,692 and cash of $71,500 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	3		$2	$0	$0
	10/2025	EUR	40,714		47,486	0	(314)
	10/2025		$506	CAD	703	0	0
	11/2025	CAD	702		$506	0	0
	11/2025		$2	AUD	3	0	0

BOA	10/2025	JPY	30,284		$202	0	(3)
	10/2025		$22	JPY	3,170	0	0
	10/2025		295	NZD	513	2	0
	10/2025		72	PLN	263	0	0
	11/2025	NZD	513		$296	0	(2)
	11/2025		$202	JPY	30,179	3	0
	11/2025	ZAR	3,809		$218	0	(2)

BPS	10/2025	BRL	27,900		4,659	0	(583)
	10/2025	EUR	382		450	1	0
	10/2025	JPY	35,086		236	0	(1)
	10/2025	PLN	442		121	0	0
	10/2025	TWD	1,946		65	1	0
	10/2025		$5,114	BRL	27,900	128	0
	10/2025		93	CNH	659	0	0
	10/2025		1,321	IDR	21,901,945	0	(8)
	10/2025		3,964	KRW	5,496,717	0	(48)
	10/2025		1,321	TWD	40,105	0	(4)
	11/2025		205	BRL	1,099	0	0
	11/2025		236	JPY	34,964	1	0
	12/2025		29	TWD	849	0	0
	04/2026	BRL	27,100		$4,744	0	(131)

BRC	10/2025	CHF	450		564	0	(2)
	10/2025	PLN	18,192		4,975	0	(29)
	10/2025		$662	CHF	531	5	0
	11/2025		564		449	2	0
	11/2025	ZAR	35,848		$2,036	0	(33)

BSH	10/2025	BRL	47,900		9,006	6	0
	10/2025		$8,808	BRL	47,900	192	0
	10/2025		87	NZD	150	0	0
	11/2025	NZD	150		$87	0	0
	04/2026	BRL	51,300		9,032	0	(196)

CBK	10/2025	EUR	559		653	0	(3)
	10/2025	SGD	33,838		26,454	222	0
	10/2025	TWD	3,618		122	3	0
	10/2025		$3,975	CNH	28,244	0	(11)
	10/2025		1,337	JPY	195,300	0	(16)
	10/2025		20	THB	648	0	0
	10/2025		29	TWD	866	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	157

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	ZAR	8,892		$514	$0	$(1)
	11/2025	JPY	1,186,900		8,054	0	0
	12/2025	TWD	861		29	0	0

DUB	10/2025		$199	CNH	1,412	0	0
	10/2025		394	ILS	1,348	13	0
	10/2025		11	KRW	15,353	0	0
	10/2025		13,671	PLN	49,790	25	0
	11/2025	ILS	1,347		$394	0	(12)
	11/2025	ZAR	86,566		4,945	0	(50)

FAR	10/2025	CHF	81		101	0	0
	10/2025	PLN	20,502		5,609	0	(31)
	10/2025		$583	AUD	892	8	0
	10/2025		87	CNH	616	0	0
	10/2025		8,568	JPY	1,259,553	0	(51)
	10/2025		25,897	SGD	33,353	0	(41)
	11/2025	AUD	882		$576	0	(8)
	11/2025	SGD	33,268		25,897	39	0
	11/2025		$101	CHF	80	0	0
	12/2025	MXN	260,785		$13,762	0	(364)
	12/2025		$17	MXN	326	1	0

GLM	10/2025	BRL	145,300		$23,674	0	(3,626)
	10/2025		$26,935	BRL	145,300	375	(9)
	10/2025		7	CNH	49	0	0
	04/2026	BRL	105,700		$18,637	2	(379)

JPM	10/2025		3,676		674	0	(17)
	10/2025	CAD	703		508	4	0
	10/2025	PLN	12,048		3,279	0	(36)
	10/2025		$691	BRL	3,676	0	(1)
	10/2025		19	KRW	26,574	0	0
	11/2025	ZAR	76,657		$4,373	0	(50)
	04/2026	BRL	123,500		20,952	0	(1,263)
	06/2026	ZAR	35,100		1,981	0	(11)

MBC	10/2025	AUD	889		586	0	(3)
	10/2025	CNH	3,563		500	0	0
	10/2025	EUR	9,897		11,721	101	0
	10/2025	JPY	17,389		117	0	(1)
	10/2025	KRW	5,495,535		3,942	27	0
	10/2025		$101	CNH	718	0	0
	10/2025		20,758	EUR	17,658	0	(27)
	10/2025		15	JPY	2,254	0	0
	10/2025		3,957	KRW	5,513,485	0	(28)
	10/2025		389	SGD	498	0	(3)
	10/2025		47	THB	1,528	0	0
	11/2025		500	CNH	3,555	0	0
	11/2025		201	JPY	29,729	1	0

MYI	10/2025	JPY	663,361		$4,443	0	(42)
	10/2025	PLN	240		66	0	0
	10/2025		$102	CNH	725	0	0
	10/2025		95	JPY	14,020	0	0
	11/2025		4,443		661,065	42	0
	12/2025	MXN	2,941		$158	0	(2)
	12/2025		$57	CZK	1,169	0	0

NGF	10/2025		25	KRW	35,196	0	0

RYL	10/2025	SGD	21		$16	0	0

SCX	10/2025	TWD	8,327		278	5	0
	10/2025		$74	CNH	527	0	0
	10/2025		20,081	GBP	15,013	110	0
	10/2025		488	JPY	71,779	0	(3)
	10/2025		204	TWD	6,128	0	(3)
	11/2025	GBP	15,013		$20,085	0	(110)
	11/2025		$1	JPY	143	0	0
	12/2025		13	CZK	269	0	0

SOG	10/2025	BRL	8,399		$1,579	1	0
	10/2025	JPY	1,444,633		9,709	0	(60)
	10/2025	NZD	663		386	2	0
	10/2025		$1,574	BRL	8,399	4	0
	10/2025		39,859	EUR	33,894	0	(66)
	10/2025		4,469	JPY	657,276	0	(25)

158	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	EUR	33,894		$39,939	$67	$0
	11/2025		$9,709	JPY	1,439,637	60	0
	12/2025	BRL	8,519		$1,574	0	(4)

SSB	10/2025	GBP	15,013		20,236	45	0

UAG	10/2025	ILS	1,483		445	0	(3)
	10/2025	PLN	240		66	0	0
	10/2025		$40	ILS	135	1	0
	10/2025		515	ZAR	8,892	0	0
	10/2025	ZAR	8,896		$515	0	0
	11/2025	ILS	135		40	0	(1)
	11/2025	ZAR	38,994		2,212	0	(38)

Total Forward Foreign Currency Contracts						$1,499	$(7,755)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	02/13/2026	1,114,500	$742	$286
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	573,000	598	622
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	44,400	44	48
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	462,800	492	502

Total Purchased Options							$1,876	$1,458

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.248%	$6,600	$(259)	$19	$0	$(240)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	37,593	$7,495	$294	$7,789	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	S&P 500 Total Return Index	2,460	4.680% (SOFR plus a specified spread)	Monthly	12/23/2025	$36,474	$0	$(89)	$0	$(89)

BPS	Receive	S&P 500 Total Return Index	2,643	4.760% (SOFR plus a specified spread)	Monthly	10/15/2025	39,187	0	(46)	0	(46)
	Receive	S&P 500 Total Return Index	15,375	4.765% (SOFR plus a specified spread)	Monthly	11/12/2025	227,962	0	(383)	0	(383)
	Receive	S&P 500 Total Return Index	2,453	4.680% (SOFR plus a specified spread)	Monthly	11/19/2025	36,370	0	(89)	0	(89)

BRC	Receive	S&P 500 Total Return Index	567	4.730% (SOFR plus a specified spread)	Monthly	02/04/2026	8,407	0	(32)	0	(32)

CBK	Receive	S&P 500 Total Return Index	2,643	4.630% (SOFR plus a specified spread	Monthly	11/21/2025	39,187	0	(144)	0	(144)

CIB	Receive	S&P 500 Total Return Index	4,186	4.690% (SOFR plus a specified spread)	Monthly	10/01/2025	59,879	0	1,956	1,956	0
	Receive	S&P 500 Total Return Index	460	4.670% (SOFR plus a specified spread)	Monthly	11/05/2025	6,820	0	(25)	0	(25)
	Receive	S&P 500 Total Return Index	9,643	4.810% (FEDL01 plus a specified spread)	Monthly	01/07/2026	142,975	0	(550)	0	(550)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	159

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	S&P 500 Total Return Index	568	4.850% (FEDL01 plus a specified spread)	Monthly	01/07/2026	$8,422	$0	$(33)	$0	$(33)
	Receive	S&P 500 Total Return Index	473	4.770% (FEDL01 plus a specified spread)	Monthly	02/18/2026	7,013	0	(27)	0	(27)
	Receive	S&P 500 Total Return Index	25,632	4.810% (SOFR plus a specified spread)	Maturity	08/12/2026	354,982	0	21,347	21,347	0

GST	Receive	S&P 500 Total Return Index	11,401	4.680% (SOFR plus a specified spread)	Monthly	10/15/2025	169,040	0	(324)	0	(324)
	Receive	S&P 500 Total Return Index	2,643	4.620% (SOFR plus a specified spread)	Monthly	10/17/2025	39,187	0	(144)	0	(144)
RBC	Receive	S&P 500 Total Return Index	2,272	4.900% (FEDL01 plus a specified spread)	Monthly	10/15/2025	33,686	0	(127)	0	(127)
	Receive	S&P 500 Total Return Index	343	4.775% (SOFR plus a specified spread)	Monthly	10/22/2025	5,086	0	(4)	0	(4)
	Receive	S&P 500 Total Return Index	342	4.640% (SOFR plus a specified spread)	Monthly	11/12/2025	5,071	0	(19)	0	(19)
	Receive	S&P 500 Total Return Index	342	4.800% (SOFR plus a specified spread)	Monthly	11/26/2025	5,071	0	(4)	0	(4)
	Receive	S&P 500 Total Return Index	4,187	4.820% (SOFR plus a specified spread)	Monthly	01/07/2026	62,080	0	(237)	0	(237)
	Receive	S&P 500 Total Return Index	3,331	4.730% (SOFR plus a specified spread)	Monthly	01/16/2026	49,388	0	(185)	0	(185)
	Receive	S&P 500 Total Return Index	1,784	4.750% (SOFR plus a specified spread)	Monthly	04/08/2026	26,451	0	(100)	0	(100)
	Receive	S&P 500 Total Return Index	343	4.830% (SOFR plus a specified spread)	Monthly	04/15/2026	5,086	0	(19)	0	(19)
	Receive	S&P 500 Total Return Index	688	4.825% (SOFR plus a specified spread)	Monthly	05/06/2026	10,201	0	(39)	0	(39)
	Receive	S&P 500 Total Return Index	688	4.810% (SOFR plus a specified spread)	Monthly	08/05/2026	10,201	0	(39)	0	(39)

TOR	Receive	S&P 500 Total Return Index	1,785	4.740% (SOFR plus a specified spread)	Monthly	10/01/2025	25,534	0	833	833	0
	Receive	S&P 500 Total Return Index	29,865	4.800% (FEDL01 plus a specified spread)	Maturity	10/01/2025	362,676	0	59,869	59,869	0

								$0	$81,346	$84,005	$(2,659)

Total Swap Agreements								$7,236	$81,659	$91,794	$(2,899)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$0	$0	$0	$0	$(314)	$0	$0	$(314)	$(314)	$471	$157
BOA	5	0	0	5	(7)	0	(89)	(96)	(91)	(340)	(431)
BPS	131	0	7,789	7,920	(775)	0	(518)	(1,293)	6,627	(9,150)	(2,523)
BRC	7	0	0	7	(64)	0	(32)	(96)	(89)	0	(89)
BSH	198	0	0	198	(196)	0	0	(196)	2	0	2
CBK	225	286	0	511	(31)	0	(144)	(175)	336	(1,310)	(974)
CIB	0	0	23,303	23,303	0	0	(635)	(635)	22,668	(26,030)	(3,362)
DUB	38	622	0	660	(62)	0	0	(62)	598	(700)	(102)
FAR	48	0	0	48	(495)	0	0	(495)	(447)	322	(125)
GLM	377	0	0	377	(4,014)	0	0	(4,014)	(3,637)	3,574	(63)
GST	0	0	0	0	0	0	(468)	(468)	(468)	(1,968)	(2,436)
JPM	4	0	0	4	(1,378)	0	0	(1,378)	(1,374)	1,273	(101)
MBC	129	0	0	129	(62)	0	0	(62)	67	(110)	(43)
MYC	0	48	0	48	0	0	(240)	(240)	(192)	0	(192)
MYI	42	0	0	42	(44)	0	0	(44)	(2)	0	(2)
NGF	0	502	0	502	0	0	0	0	502	(410)	92
RBC	0	0	0	0	0	0	(773)	(773)	(773)	(5,090)	(5,863)
SCX	115	0	0	115	(116)	0	0	(116)	(1)	0	(1)
SOG	134	0	0	134	(155)	0	0	(155)	(21)	0	(21)
SSB	45	0	0	45	0	0	0	0	45	0	45
TOR	0	0	60,702	60,702	0	0	0	0	60,702	(57,530)	3,172
UAG	1	0	0	1	(42)	0	0	(42)	(41)	0	(41)

Total Over the Counter	$1,499	$1,458	$91,794	$94,751	$(7,755)	$0	$(2,899)	$(10,654)

160	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(k)

Securities with an aggregate market value of $5,640 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$2,654	$0	$1,278	$3,932
Swap Agreements	0	0	0	0	137	137

	$0	$0	$2,654	$0	$1,415	$4,069

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,499	$0	$1,499
Purchased Options	0	0	0	0	1,458	1,458
Swap Agreements	0	7,789	84,005	0	0	91,794

	$0	$7,789	$84,005	$1,499	$1,458	$94,751

	$0	$7,789	$86,659	$1,499	$2,873	$98,820

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$476	$476
Swap Agreements	0	1	0	0	419	420

	$0	$1	$0	$0	$895	$896

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,755	$0	$7,755
Swap Agreements	0	240	2,659	0	0	2,899

	$0	$240	$2,659	$7,755	$0	$10,654

	$0	$241	$2,659	$7,755	$895	$11,550

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	161

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)	September 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$80,669	$0	$(3,922)	$76,747
Swap Agreements	0	(552)	0	0	3,383	2,831

	$0	$(552)	$80,669	$0	$(539)	$79,578

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,916)	$0	$(11,916)
Swap Agreements	0	2,781	205,125	0	0	207,906

	$0	$2,781	$205,125	$(11,916)	$0	$195,990

	$0	$2,229	$285,794	$(11,916)	$(539)	$275,568

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$15,513	$0	$(636)	$14,877
Swap Agreements	0	251	0	0	(462)	(211)

	$0	$251	$15,513	$0	$(1,098)	$14,666

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,892)	$0	$(3,892)
Purchased Options	0	0	0	0	(418)	(418)
Swap Agreements	0	864	109,803	0	0	110,667

	$0	$864	$109,803	$(3,892)	$(418)	$106,357

	$0	$1,115	$125,316	$(3,892)	$(1,516)	$121,023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,090	$0	$4,090
Corporate Bonds & Notes
Banking & Finance	0	286,329	0	286,329
Industrials	0	176,343	6,700	183,043
Utilities	0	16,319	0	16,319
U.S. Government Agencies	0	1,243,065	0	1,243,065
U.S. Treasury Obligations	0	54,919	0	54,919
Non-Agency Mortgage-Backed Securities	0	182,804	0	182,804
Asset-Backed Securities
Automobile ABS Other	0	23,090	0	23,090
Automobile Sequential	0	176,135	0	176,135
CMBS Other	0	28,931	0	28,931
Credit Card Bullet	0	17,730	0	17,730
Credit Card Other	0	11,356	0	11,356
Home Equity Other	0	43,801	0	43,801
Whole Loan Collateral	0	24,632	0	24,632
Other ABS	0	313,374	0	313,374
Sovereign Issues	0	107,773	0	107,773
Exchange-Traded Funds	121,746	0	0	121,746
Short-Term Instruments
Commercial Paper	0	172,584	0	172,584
Repurchase Agreements	0	308,702	0	308,702
Short-Term Notes	0	4,144	0	4,144
South Africa Treasury Bills	0	1,943	0	1,943
U.S. Treasury Bills	0	3,208	0	3,208

	$121,746	$3,201,272	$6,700	$3,329,718

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$134,878	$0	$0	$134,878

Total Investments	$256,624	$3,201,272	$6,700	$3,464,596

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(107,536)	$0	$(107,536)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,434	635	0	4,069
Over the counter	0	94,751	0	94,751

	$3,434	$95,386	$0	$98,820

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(888)	0	(896)
Over the counter	0	(10,654)	0	(10,654)

	$(8)	$(11,542)	$0	$(11,550)

Total Financial Derivative Instruments	$3,426	$83,844	$0	$87,270

Totals	$260,050	$3,177,580	$6,700	$3,444,330

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

162	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 157.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Bank of Industry Ltd.
3.803% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	4,400	$5,142

Panama Government International Bonds
4.804% (EUR006M + 2.450%) due 04/01/2027 «~		2,900	3,431

Project Nova
7.250% (PRIME) due 08/31/2026 «~		$700	700

Total Loan Participations and Assignments (Cost $8,433)			9,273

CORPORATE BONDS & NOTES 5.2%

BANKING & FINANCE 3.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% due 01/30/2032		1,000	921

ARES Strategic Income Fund
5.450% due 09/09/2028		8,600	8,669

Athene Global Funding
5.033% due 07/17/2030		13,000	13,215

Bank of Nova Scotia
5.450% due 08/01/2029		9,300	9,710

Barclays PLC
5.501% due 08/09/2028 •		200	204
7.437% due 11/02/2033 •		4,400	5,050

Citibank NA
4.838% due 08/06/2029		3,900	3,996

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,300	702

Credit Suisse AG AT1 Claim		$11,100	1,443

F&G Global Funding
5.875% due 01/16/2030		600	624

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,000	2,343

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	190
3.375% due 11/13/2025		500	499
3.815% due 11/02/2027		200	195
4.125% due 08/17/2027		600	590
4.271% due 01/09/2027		200	198
4.542% due 08/01/2026		400	400
5.800% due 03/05/2027		1,800	1,819
5.800% due 03/08/2029		1,300	1,320
6.950% due 06/10/2026		200	203

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		600	608

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		2,100	2,115
5.330% due 07/23/2035 •		1,700	1,751

HPS Corporate Lending Fund
5.950% due 04/14/2032		2,000	2,034

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	558

Jackson National Life Global Funding
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~		400	402
5.350% due 01/13/2030		1,500	1,553

JPMorgan Chase & Co.
4.946% due 10/22/2035 •		1,900	1,917

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,500	1,761

Luca RE Ltd.
11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		$400	400

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •		4,000	4,049

Morgan Stanley
5.320% due 07/19/2035 •		400	413
5.656% due 04/18/2030 •		1,100	1,149

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Health Investors, Inc.
5.350% due 02/01/2033	$200	$198

Nomura Holdings, Inc.
2.679% due 07/16/2030	1,900	1,747

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)	3,990	3,007

Royal Bank of Canada
4.969% due 08/02/2030 •	1,100	1,126

SBA Tower Trust
1.840% due 04/15/2027	2,000	1,911

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031	4,600	3,946

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •	4,300	4,350
5.558% due 07/09/2034	1,100	1,161

UBS Group AG
4.751% due 05/12/2028 •	6,800	6,860

VICI Properties LP
5.125% due 11/15/2031	1,000	1,015
5.625% due 04/01/2035	1,000	1,025
5.750% due 04/01/2034	200	208

Vitality Re XVI Ltd.
7.654% (MSMMUSTF + 3.750%) due 01/08/2030 ~	250	251

Wells Fargo & Co.
2.393% due 06/02/2028 •	2,595	2,523
5.150% due 04/23/2031 •	10,500	10,832

		111,161

INDUSTRIALS 1.5%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028	2,000	1,936

Bayer U.S. Finance LLC
6.250% due 01/21/2029	200	210
6.375% due 11/21/2030	400	428
6.500% due 11/21/2033	200	216

Beignet
6.850% due 06/01/2049 «(a)	32,400	32,400

DAE Funding LLC
3.375% due 03/20/2028	1,100	1,066

Hyatt Hotels Corp.
5.750% due 03/30/2032	100	104

Mars, Inc.
5.200% due 03/01/2035	900	920

NTT Finance Corp.
4.876% due 07/16/2030	400	407

Petroleos del Peru SA
5.625% due 06/19/2047	4,700	3,479

Petroleos Mexicanos
6.350% due 02/12/2048	2,200	1,748

United Airlines Pass-Through Trust
5.450% due 08/15/2038	966	997

Viper Energy Partners LLC
5.700% due 08/01/2035	2,360	2,401

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	2,200	2,229

		48,541

UTILITIES 0.3%

Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	965
6.150% due 03/01/2055	800	805

Southern California Edison Co.
4.650% due 10/01/2043	2,000	1,706
5.150% due 06/01/2029	3,600	3,664
5.350% due 03/01/2026	2,300	2,309
5.850% due 11/01/2027	914	938

		10,387

Total Corporate Bonds & Notes (Cost $166,367)		170,089

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	$1,265	$1,423

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	560	501

		1,924

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	2,500	2,727

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	95	105

Total Municipal Bonds & Notes (Cost $4,472)		4,756

U.S. GOVERNMENT AGENCIES 95.5%

Federal Home Loan Mortgage Corp.
4.000% due 01/01/2048	34	33
4.500% due 06/01/2052	15	14
5.000% due 02/01/2053 - 09/01/2055	22,584	22,471
5.500% due 07/01/2054 - 09/01/2055	221,797	224,782
6.191% due 09/01/2035 •	6	6
6.500% due 11/01/2053 - 03/01/2055	51,563	54,311

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	9,400	8,944

Federal Home Loan Mortgage Corp. REMICS
4.887% due 11/15/2043 •	528	524
5.250% due 10/25/2055 •	5,600	5,609
5.296% due 11/25/2054 •	11,475	11,494
5.306% due 09/25/2055 •	24,710	24,999
5.456% due 07/25/2055 - 09/25/2055 •	33,043	33,120
5.506% due 03/25/2055 - 09/25/2055 •	14,856	14,933
5.556% due 02/25/2055 - 08/25/2055 •	45,946	46,181

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 10/25/2044 •	13	12
5.553% due 07/25/2044 •	57	55

Federal National Mortgage Association
3.000% due 12/01/2026 - 12/01/2032	4,855	4,710
3.500% due 04/01/2048	1,395	1,299
4.000% due 10/01/2030	17	17
4.202% due 10/01/2029 ~	13,952	14,027
4.300% due 12/01/2029	9,321	9,406
4.500% due 02/01/2051 - 09/01/2053	6,233	6,076
4.540% due 07/01/2030	2,971	3,017
4.580% due 06/01/2030	9,895	10,075
4.620% due 08/01/2030	7,932	8,081
4.705% due 09/01/2031 ~	25,571	26,074
4.710% due 08/01/2030	6,045	6,199
4.720% due 10/01/2028 - 08/01/2030	9,378	9,572
4.770% due 10/01/2028	3,996	4,084
4.850% due 05/01/2029	2,326	2,375
4.860% due 08/01/2030	4,388	4,537
4.930% due 06/01/2029	6,254	6,425
5.000% due 05/01/2053 - 06/01/2055	21,630	21,477
5.300% due 11/01/2030	12,480	13,086

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	163

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/01/2027 - 11/01/2054	$28,177	$28,741
5.820% due 08/01/2035 •	56	57
6.000% due 11/01/2053	3,642	3,775
6.499% due 02/01/2034 •	3	3
6.500% due 12/01/2053 - 11/01/2054	80,650	84,789
6.526% due 11/01/2034 •	15	16
6.534% due 10/01/2035 •	26	27
6.675% due 02/01/2035 •	9	9
6.703% due 07/01/2035 •	6	6
7.175% due 10/01/2035 •	13	13

Federal National Mortgage Association - BAML
4.065% due 11/01/2055 «(a)	40,370	40,113
4.300% due 11/01/2055 «(a)	16,980	16,936
4.440% due 10/01/2055 «(a)	5,000	5,014

Federal National Mortgage Association - Hart Smith 10y
4.960% due 10/01/2035 «(a)	1,018	1,039

Federal National Mortgage Association -Village
4.460% due 10/01/2030 «(a)	7,425	7,439

Federal National Mortgage Association REMICS
4.593% due 03/25/2036 •	24	24
5.256% due 09/25/2055 •	12,926	12,961
5.306% due 11/25/2054 •	8,945	8,948
5.400% due 10/25/2055 •	9,000	9,021
5.456% due 07/25/2055 •	1,330	1,333
5.506% due 09/25/2055 •	35,043	35,167
5.556% due 08/25/2055 •	20,363	20,470

Federal National Mortgage Association Trust
4.821% due 09/25/2042 •	51	51

Government National Mortgage Association
3.500% due 02/15/2045 - 03/15/2045	1,331	1,245
4.000% due 06/20/2054 - 09/20/2055	12,480	11,742
5.170% due 09/20/2055 •	27,403	27,414
6.000% due 02/20/2055	645	654

Government National Mortgage Association REMICS
4.920% due 10/01/2055 «	7,600	7,600
4.986% due 08/20/2062 •	120	120
5.510% due 09/20/2055 •	15,300	15,333
5.539% due 06/20/2055 - 07/20/2055 •	15,456	15,511

Government National Mortgage Association, TBA
4.000% due 11/01/2055	101,230	95,178
4.500% due 11/01/2055	49,740	48,216
5.000% due 10/01/2055 - 11/01/2055	96,130	95,539
5.500% due 10/01/2055 - 11/01/2055	47,610	47,947
6.000% due 10/01/2055 - 11/01/2055	46,990	47,795

U.S. International Development Finance Corp.
4.140% due 05/15/2030	486	486

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055	113,750	107,194
4.500% due 11/01/2055	155,560	150,829
5.000% due 11/01/2055	227,895	225,887
6.000% due 10/01/2055 - 11/01/2055	657,960	672,087
6.500% due 11/01/2055	653,750	676,060

Total U.S. Government Agencies (Cost $3,120,055)		3,120,814

U.S. TREASURY OBLIGATIONS 6.6%

U.S. Treasury Bonds
3.000% due 08/15/2048 (i)	874	658
4.625% due 05/15/2044 (i)	32,400	32,171

U.S. Treasury Inflation Protected Securities (d)
0.625% due 02/15/2043 (g)	1,775	1,349
0.750% due 02/15/2045	2,881	2,150
1.000% due 02/15/2046 (g)	7,605	5,870
1.000% due 02/15/2048	504	379
0.625% due 07/15/2032 (g)	10,451	9,895
1.875% due 07/15/2034	71,754	72,826
2.125% due 04/15/2029 (g)	32,062	33,103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
3.000% due 10/31/2025 (g)(i)		$15,086	$15,072
3.875% due 07/31/2030		41,600	41,856

Total U.S. Treasury Obligations (Cost $218,332)			215,329

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%

American Home Mortgage Assets Trust
4.462% due 05/25/2046 •		249	221
4.482% due 10/25/2046 •		134	67

Angel Oak Mortgage Trust
4.800% due 11/26/2068 þ		4,875	4,853
5.985% due 01/25/2069 þ		2,239	2,264

ATLX Trust
3.850% due 04/25/2064 þ		3,707	3,601

Avon Finance
4.886% due 12/28/2049 •	GBP	5,739	7,736

Banc of America Funding Trust
4.630% due 10/20/2036 •		$157	122
4.971% due 01/20/2047 ~		7	6

Bear Stearns ALT-A Trust
4.126% due 08/25/2036 ~		300	200
5.166% due 07/25/2035 ~		1,428	892
5.425% due 05/25/2035 ~		21	20

Benchmark Mortgage Trust
5.439% due 08/15/2058 ~		6,300	6,556

BINOM Securitization Trust
3.000% due 02/25/2061 ~		1,973	1,855
4.441% due 08/25/2057 ~		4,441	4,331

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		5,026	4,570
3.250% due 09/25/2063 ~		4,382	3,977
3.250% due 03/25/2064 ~		4,045	3,639
5.606% due 05/25/2055 •		4,142	4,137

CHL Mortgage Pass-Through Trust
4.852% due 04/25/2035 •		29	28
4.912% due 03/25/2035 •		20	20

CIM Trust
4.750% due 06/25/2064 ~		2,702	2,685
5.500% due 08/25/2064 ~		7,703	7,775

Citigroup Mortgage Loan Trust, Inc.
4.487% due 09/25/2037 ~		1,260	1,166
4.592% due 01/25/2037 •		2,380	2,090
5.706% due 07/25/2054 •		2,207	2,219
9.170% due 09/25/2062 þ		6,724	6,745

COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ		2,795	2,837

Countrywide Alternative Loan Trust
3.182% due 06/25/2037 ~		161	130
4.670% due 03/20/2046 •		347	324
4.670% due 07/20/2046 •		189	161
4.692% due 05/25/2036 •		492	466
4.822% due 05/25/2035 •		711	533
6.203% due 10/20/2035 •		130	94

Credit Suisse First Boston Mortgage Securities Corp.
5.683% due 06/25/2033 ~		9	9

Cross Mortgage Trust
6.093% due 04/25/2069 þ		2,148	2,173

CSMC Trust
2.000% due 01/25/2060 ~		5,638	5,024
3.904% due 04/25/2062 ~		1,458	1,408
4.209% due 07/27/2061 ~		2,811	2,801

CSMC Trust Capital Certificates
4.572% due 01/27/2037 •		637	426

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.772% due 02/25/2035 •		117	116

DSLA Mortgage Loan Trust
4.988% due 08/19/2045 •		95	85
5.104% due 07/19/2044 ~		7	7

First Horizon Alternative Mortgage Securities Trust
4.640% due 03/25/2035 ~		26	15

GCAT Trust
6.085% due 06/25/2059 þ		1,939	1,963

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GreenPoint Mortgage Funding Trust
4.632% due 01/25/2037 •		$3,625	$3,349

GSMSC Pass-Through Trust
4.887% due 12/26/2036 •		2,085	1,516

GSR Mortgage Loan Trust
5.191% due 09/25/2035 ~		9	8

HarborView Mortgage Loan Trust
4.468% due 07/19/2047 •		4,062	3,998
4.728% due 12/19/2036 •		3,668	3,487

HomeBanc Mortgage Trust
4.682% due 04/25/2037 ~		192	173

IndyMac IMSC Mortgage Loan Trust
4.422% due 03/25/2047 •		10,600	6,625

IndyMac INDX Mortgage Loan Trust
4.572% due 06/25/2037 •		147	50
4.580% due 12/25/2034 ~		4	4
4.692% due 05/25/2046 •		334	306
5.052% due 05/25/2034 •		2	2

JP Morgan Alternative Loan Trust
6.000% due 12/27/2036		1,742	844

JP Morgan Chase Commercial Mortgage Securities Trust
5.648% due 12/15/2031 •		910	906

JP Morgan Mortgage Trust
5.583% due 02/25/2035 ~		4	4
6.000% due 01/25/2036		250	111

Lehman XS Trust
4.672% due 09/25/2046 •		4,714	4,602

Lugo Funding DAC
3.026% due 05/26/2066 •	EUR	7,400	8,706

MASTR Adjustable Rate Mortgages Trust
4.953% due 12/25/2046 •		$4,976	4,111

Merrill Lynch Alternative Note Asset Trust
4.652% due 07/25/2047 •		1,874	1,671

Merrion Square Residential DAC
3.008% due 03/24/2081 •	EUR	8,562	10,072

MFA Trust
1.131% due 07/25/2060 ~		$3,227	2,963
4.400% due 03/25/2068 þ		3,012	2,987

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~		982	956

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		909	888

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,257	2,183
6.864% due 10/25/2063 þ		5,844	5,930

NYMT Loan Trust
3.750% due 11/25/2069 ~		3,721	3,574

OBX Trust
3.688% due 04/25/2053 ~		4,438	4,373
5.441% due 05/25/2065 þ		6,251	6,309
5.949% due 02/25/2063 þ		2,842	2,850
6.030% due 01/25/2064 þ		2,885	2,922
6.113% due 03/25/2063 þ		1,993	2,001
6.233% due 05/25/2064 þ		1,849	1,876
6.567% due 06/25/2063 þ		2,233	2,251

PRET Trust
3.900% due 10/25/2063 ~		639	619

PRKCM Trust
6.333% due 03/25/2059 þ		2,048	2,074
6.431% due 05/25/2059 þ		2,461	2,500

PRPM LLC
4.000% due 11/25/2054 þ		1,718	1,682
4.200% due 12/25/2064 þ		2,085	2,059
4.500% due 02/25/2055 þ		2,683	2,666

RALI Trust
4.168% due 11/25/2037 ~		3,687	3,082
4.572% due 02/25/2047 •		5,359	4,888
4.592% due 01/25/2037 •		3,107	2,807
4.612% due 01/25/2037 •		1,792	1,589
4.642% due 12/25/2036 •		49	42
5.000% due 09/25/2036		104	80
6.000% due 03/25/2037		1,155	999
6.876% due 09/25/2034 ~		1,030	1,034

164	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RCKT Mortgage Trust
5.472% due 06/25/2055 þ		$6,323	$6,391

Residential Asset Securitization Trust
4.622% due 10/25/2048 •		3	3
5.500% due 09/25/2035		2,563	1,104

Sequoia Mortgage Trust
4.442% due 11/25/2063 ~		5,854	5,898

Stratton Mortgage Funding PLC
5.137% due 06/20/2060 •	GBP	1,613	2,173

Structured Adjustable Rate Mortgage Loan Trust
5.553% due 01/25/2035 •		$39	36

Structured Asset Mortgage Investments II Trust
4.392% due 08/25/2036 •		3,715	3,297
4.652% due 07/25/2046 •		1,297	1,042
4.712% due 05/25/2036 •		54	44
4.712% due 05/25/2046 •		313	107
4.748% due 07/19/2035 •		16	16
4.832% due 02/25/2036 •		72	61
6.226% due 02/25/2036 •		300	257

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.555% due 06/25/2033 ~		2	2

Taurus U.K. DAC
4.836% due 05/17/2031 •	GBP	695	934

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •		4,758	6,416

Towd Point Mortgage Trust
5.272% due 10/25/2059 •		$909	910

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	2,276	3,069

Verus Securitization Trust
5.218% due 09/25/2069 ~		$1,676	1,678
5.417% due 07/25/2070 þ		6,606	6,662
5.811% due 05/25/2068 þ		835	838
6.116% due 03/25/2069 þ		6,198	6,275
6.192% due 06/25/2069 þ		2,814	2,855
6.218% due 06/25/2069 þ		1,154	1,170
6.665% due 09/25/2068 þ		3,245	3,285

WaMu Mortgage Pass-Through Certificates Trust
4.852% due 10/25/2045 •		224	222
4.852% due 12/25/2045 •		4,785	4,398
4.892% due 01/25/2045 •		9	9
4.912% due 01/25/2045 •		14	14
5.153% due 02/25/2046 •		3,187	2,932

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.983% due 11/25/2046 •		1,646	1,404
5.003% due 10/25/2046 •		2,628	2,302

Total Non-Agency Mortgage-Backed Securities (Cost $271,423)			274,880

ASSET-BACKED SECURITIES 20.2%

AUTOMOBILE ABS OTHER 0.3%

Carvana Auto Receivables Trust
3.160% due 06/12/2028		7,491	7,280
5.050% due 05/12/2031		4,363	4,393

			11,673

AUTOMOBILE SEQUENTIAL 1.6%

AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028		890	892

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		4,300	4,421
6.120% due 04/20/2027		10,800	10,867

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028		1,002	1,006

BofA Auto Trust
5.350% due 11/15/2028		500	505

Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028		95	95

Carvana Auto Receivables Trust
5.980% due 12/10/2027		683	686

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exeter Automobile Receivables Trust
5.650% due 12/15/2027	$1,120	$1,121

FHF Issuer Trust
4.940% due 11/15/2030	1,532	1,531

FHF Trust
4.430% due 01/18/2028	136	136
6.570% due 06/15/2028	1,382	1,393

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	986	991

GLS Auto Select Receivables Trust
5.240% due 03/15/2030	273	275
5.960% due 10/16/2028	2,778	2,804

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	12,400	12,667
5.490% due 06/25/2027	1,500	1,509

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032	233	234

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030	450	445

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	416	418

Research-Driven Pagaya Motor Asset Trust VII
5.380% due 11/25/2030	200	200

Santander Drive Auto Receivables Trust
5.250% due 04/17/2028	237	237
5.630% due 01/16/2029	4,481	4,505
5.930% due 07/17/2028	1,530	1,536

SBNA Auto Lease Trust
6.520% due 04/20/2028	1,500	1,520

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	450	453
5.710% due 10/20/2027	242	242

Westlake Automobile Receivables Trust
5.440% due 05/17/2027	726	727

		51,416

CMBS OTHER 1.1%

AREIT Trust
6.385% due 06/17/2039 •	6,305	6,316
6.937% due 06/17/2039 •	7,461	7,474

KREF Ltd.
5.584% due 02/17/2039 •	1,451	1,453

LoanCore Issuer Ltd.
5.931% due 01/17/2037 •	624	626

M360 Ltd.
6.500% due 11/22/2038 •	3,100	3,049

MF1 LLC
5.871% due 03/19/2039 •	1,000	1,005

MF1 Ltd.
5.884% due 02/19/2037 •	7,000	7,002

Starwood Ltd.
6.172% due 11/15/2038 •	10,800	10,781

		37,706

HOME EQUITY OTHER 6.1%

Aames Mortgage Investment Trust
6.297% due 01/25/2035 •	503	492

ACE Securities Corp. Home Equity Loan Trust
4.592% due 03/25/2037 •	3,466	1,488
4.752% due 12/25/2036 •	9,649	5,108

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.977% due 10/25/2035 •	5,930	5,736

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.397% due 11/25/2034 •	2,887	2,807

Argent Mortgage Loan Trust
4.752% due 05/25/2035 •	1,606	1,464

Asset-Backed Securities Corp. Home Equity Loan Trust
5.367% due 02/25/2035 •	280	283

Bear Stearns Asset-Backed Securities Trust
4.947% due 08/25/2036 •	120	120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates
4.552% due 03/25/2037 •	$1,639	$1,508

Countrywide Asset-Backed Certificates Trust
4.472% due 06/25/2047 •	1,894	1,684
4.522% due 06/25/2047 •	1,280	1,244
4.552% due 06/25/2035 •	2,430	2,229
4.632% due 11/25/2047 •	929	874
4.692% due 05/25/2047 •	2,866	2,677
4.712% due 09/25/2037 •	341	362
5.307% due 12/25/2035 •	4,948	4,925

Fremont Home Loan Trust
4.542% due 10/25/2036 •	1,624	1,484
4.932% due 01/25/2036 •	133	129

GE-WMC Mortgage Securities Trust
4.352% due 08/25/2036 •	5	2

GSAA Trust
5.337% due 06/25/2035 •	1,007	1,004

GSAMP Trust
4.452% due 11/25/2035 •	44	3
4.752% due 03/25/2046 •	791	785
4.772% due 05/25/2046 •	7,538	7,276
6.072% due 06/25/2035 •	5,655	5,542

Home Equity Loan Trust
4.612% due 04/25/2037 •	10,740	9,643

HSI Asset Securitization Corp. Trust
4.412% due 12/25/2036 •	7,469	6,483
4.472% due 07/25/2036 •	3,571	1,545
4.737% due 03/25/2036 •	10,965	9,931

JP Morgan Mortgage Acquisition Trust
3.908% due 07/25/2036 •	7,512	7,208
4.677% due 05/25/2036 •	681	680

Long Beach Mortgage Loan Trust
4.612% due 12/25/2036 •	8,479	2,913
4.792% due 08/25/2045 •	547	540
5.187% due 08/25/2035 •	1,800	1,648

MASTR Asset-Backed Securities Trust
4.492% due 11/25/2036 •	15,954	4,702
5.022% due 10/25/2035 •	6,992	6,820

Merrill Lynch Mortgage Investors Trust
4.492% due 07/25/2037 •	11,750	4,543
4.492% due 08/25/2037 •	4,246	2,090

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 10/25/2036 •	575	514
4.402% due 02/25/2037 •	2,273	2,034
4.592% due 09/25/2036 •	820	354
4.842% due 12/25/2035 •	3,684	3,237
4.977% due 12/25/2034 •	615	606

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.767% due 03/25/2036 •	3,712	3,488

Option One Mortgage Loan Trust
4.812% due 01/25/2036 •	6,812	6,452

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.322% due 10/25/2034 •	464	460
6.072% due 09/25/2034 •	3,625	3,526
6.072% due 12/25/2034 •	513	508
6.447% due 09/25/2034 •	15,000	13,809

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	601	607
6.147% due 06/25/2044 þ	1,618	1,641

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	12,593	3,228

Residential Asset Mortgage Products Trust
4.712% due 12/25/2035 •	433	398
4.962% due 10/25/2035 •	176	175

Residential Asset Securities Corporation Trust
4.542% due 08/25/2036 •	7,503	7,441
4.977% due 11/25/2035 •	3,350	3,279

Securitized Asset-Backed Receivables LLC Trust
2.825% due 01/25/2036 þ	5,882	5,064
4.752% due 07/25/2036 •	5,086	2,008

Soundview Home Loan Trust
4.632% due 02/25/2037 •	596	159
4.737% due 02/25/2036 •	3,257	3,094
4.872% due 01/25/2037 •	11,106	10,818

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	165

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Investment Loan Trust
4.422% due 09/25/2036 •		$39	$39
4.532% due 07/25/2036 •		799	597
5.202% due 06/25/2035 •		6,218	6,030
5.222% due 08/25/2033 •		3,620	3,590

Structured Asset Securities Corp. Mortgage Loan Trust
4.432% due 03/25/2036 •		222	217

Towd Point Mortgage Trust
6.125% due 02/25/2064 ~		1,231	1,245
6.290% due 05/25/2064 ~		3,193	3,236

WaMu Asset-Backed Certificates WaMu Trust
4.497% due 05/25/2037 •		2,759	2,606

			198,432

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
4.532% due 03/25/2037 •		100	99

Structured Asset Securities Corp. Mortgage Loan Trust
4.612% due 12/25/2036 •		36	36

			135

WHOLE LOAN COLLATERAL 0.8%

Bear Stearns Asset-Backed Securities Trust
6.147% due 10/25/2036 ~		79	80

Citigroup Mortgage Loan Trust, Inc.
4.692% due 08/25/2036 •		8,281	8,204

Lehman XS Trust
4.592% due 05/25/2036 •		1,810	1,587

PRET LLC
5.391% due 08/25/2055 þ		2,964	2,968
5.744% due 07/25/2051 þ		990	990
5.843% due 09/25/2051 þ		3,257	3,261
5.925% due 10/25/2054 þ		5,806	5,817

Securitized Asset-Backed Receivables LLC Trust
4.612% due 08/25/2036 •		560	183
4.932% due 08/25/2035 •		1,021	777
5.322% due 03/25/2035 •		1,033	1,035

			24,902

OTHER ABS 10.3%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •		3,700	3,704

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •		1,500	1,502

ACHV ABS Trust
5.040% due 04/26/2032		340	341

AlbaCore Euro CLO I DAC
3.101% due 10/18/2034 •	EUR	8,400	9,874

AlbaCore Euro CLO IV DAC
3.269% due 07/15/2035 •		2,600	3,056

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		$4,000	3,932

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		1,200	1,166

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		800	769

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		700	670

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		1,100	1,058

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		1,638	1,623

ARES European CLO XII DAC
2.874% due 04/20/2032 •	EUR	4,028	4,734

Ares LXV CLO Ltd.
5.658% due 07/25/2034 •		$1,500	1,510

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •		5,300	5,309

Atlas Senior Loan Fund XV Ltd.
5.539% due 10/23/2032 •		5,220	5,227

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aurium CLO IV DAC
2.982% due 01/16/2031 •	EUR	7,289	$8,562

Avoca Static CLO I DAC
2.996% due 01/15/2035 •		2,501	2,933

Bain Capital Credit CLO Ltd.
5.548% due 07/16/2034 •		$5,200	5,207

Birch Grove CLO Ltd.
5.870% due 07/17/2037 •		13,400	13,467

BNPP AM Euro CLO DAC
2.815% due 07/22/2032 •	EUR	5,991	7,040

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •		$8,000	8,036

Carlyle Euro CLO DAC
2.200% due 08/15/2032	EUR	2,000	2,237
2.726% due 01/15/2031 •		1,769	2,075
2.926% due 08/15/2032 •		2,716	3,192
3.221% due 08/15/2038 •		5,800	6,829

College Avenue Student Loans LLC
2.320% due 07/26/2055		$4,083	3,806

CRB Securitization Trust
6.960% due 10/20/2033		152	152

Crown Point CLO 10 Ltd.
6.287% due 07/20/2034 •		2,150	2,155

CVC Cordatus Loan Fund XXIV DAC
3.144% due 10/23/2034 •	EUR	5,018	5,901

CVC Cordatus Opportunity Loan Fund-R DAC
3.576% due 08/15/2033 •		3,950	4,645

Diameter Capital CLO 6 Ltd.
5.928% due 04/15/2037 •		$5,000	5,024

Gallatin CLO VIII Ltd.
6.229% due 07/15/2031 •		3,100	3,112

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		8,700	8,730
5.725% due 04/20/2035 •		4,400	4,425
5.825% due 04/20/2035 •		9,400	9,400

Griffith Park CLO DAC
2.754% due 11/21/2031 •	EUR	2,282	2,681

Harvest CLO XVI DAC
2.666% due 10/15/2031 •		1,002	1,177

Henley CLO VII DAC
2.929% due 04/25/2034 •		3,200	3,761

IFC Emerging Markets Securitization Ltd.
5.454% due 12/31/2035 •		$4,900	4,900

Invesco Euro CLO III DAC
3.126% due 10/30/2038 •	EUR	3,850	4,525

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		$7,200	7,208

KKR CLO 36 Ltd.
5.321% due 10/15/2034 •		6,600	6,600

LCM 31 Ltd.
5.605% due 07/20/2034 •		3,000	3,004

LCM 36 Ltd.
5.388% due 01/15/2034 •		4,000	4,013

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		118	117

Lendmark Funding Trust
1.900% due 11/20/2031		6,326	6,128

Madison Park Euro Funding X DAC
2.679% due 10/25/2030 •	EUR	1,923	2,259

Mountain View CLO XVI Ltd.
5.778% due 04/15/2034 •		$3,200	3,205

Nelnet Student Loan Trust
0.000% due 06/22/2065 •		8,900	8,913
4.670% due 06/22/2065		11,700	11,671
6.589% due 02/20/2041 •		552	565
6.640% due 02/20/2041		502	521

Ocean Trails CLO 8
5.608% due 07/15/2034 •		6,900	6,910

Pagaya AI Debt Trust
6.319% due 08/15/2031		783	789
6.660% due 07/15/2031		123	124
8.491% due 06/16/2031		1,330	1,333

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(a)	EUR	5,500	$6,457
3.736% due 08/15/2033 •		2,000	2,353
3.870% due 10/15/2034 •		3,000	3,529
3.926% due 05/15/2034 •		1,400	1,648

Progress Residential Trust
2.013% due 11/17/2040		$2,168	2,031

Reach ABS Trust
6.300% due 02/18/2031		384	385

Rockford Tower CLO Ltd.
5.475% due 07/20/2035 •		6,500	6,525

Romark Credit Funding Ltd.
5.423% due 07/29/2043		7,000	7,019

SLM Private Education Loan Trust
9.015% due 10/15/2041 •		4,162	4,369

SMB Private Education Loan Trust
5.060% due 03/16/2054		2,814	2,856
5.924% due 11/15/2052 •		825	834
6.222% due 05/16/2050 •		1,329	1,350

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		2,227	2,155

Sunbit Asset Securitization Trust
5.360% due 07/15/2030		4,000	4,019

Symphony CLO XXII Ltd.
5.509% due 04/18/2033 •		3,490	3,495

Symphony CLO XXIV Ltd.
5.261% due 10/23/2035 •		4,600	4,600

TCI-Symphony CLO Ltd.
6.132% due 10/13/2032 •		5,000	5,011

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •		4,500	4,507

Theorem Funding Trust
7.580% due 04/15/2029		40	40

Tikehau CLO IX DAC
3.244% due 01/20/2037 •	EUR	4,200	4,944

Tralee CLO VI Ltd.
5.538% due 10/25/2032 •		$1,234	1,236
6.080% due 10/25/2032 •		2,100	2,107

Trinitas CLO VI Ltd.
0.000% due 01/25/2034 •(a)		6,500	6,500

Trinitas CLO XVII Ltd.
5.310% due 10/20/2034 •		6,200	6,200

Upstart Pass-Through Trust
4.300% due 05/20/2030		371	370

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		232	231

UPX HIL Issuer Trust
5.160% due 01/25/2047		2,885	2,900

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •		3,961	3,964
5.975% due 07/20/2032 •		6,600	6,608

Voya CLO Ltd.
5.525% due 07/20/2032 •		3,736	3,738

Wise CLO Ltd.
6.080% due 04/20/2038 •		3,120	3,134

			336,922

Total Asset-Backed Securities (Cost $665,372)			661,186

SOVEREIGN ISSUES 9.7%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (c)	BRL	349,300	61,310

Colombia Government International Bonds
8.375% due 11/07/2054		$6,500	6,895

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	5,700	4,324

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$16,100	16,354

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		4,502	3,476

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	5,100	5,138

166	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	2,100,000	$12,374

Mexico Bonos
8.500% due 03/01/2029	MXN	239,800	13,287

Mexico Udibonos
2.750% due 11/27/2031 (d)		6,926	343
3.000% due 12/03/2026 (d)		10,261	556
4.000% due 11/30/2028 (d)		6,926	377
4.000% due 08/24/2034 (d)		44,463	2,326

Peru Government Bonds
6.850% due 08/12/2035	PEN	22,900	6,976
7.300% due 08/12/2033		48,900	15,707
7.600% due 08/12/2039		3,300	1,041

Peru Government International Bonds
5.400% due 08/12/2034		54,200	15,120
6.150% due 08/12/2032		220,800	67,416
6.950% due 08/12/2031		7,440	2,373

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	494,990	22,752
7.000% due 02/28/2031		243,600	13,381
8.000% due 01/31/2030		96,700	5,620
8.250% due 03/31/2032		37,900	2,166
8.500% due 01/31/2037		51,900	2,769
8.875% due 02/28/2035		278,800	15,860

Romania Government International Bonds
6.750% due 07/11/2039	EUR	6,723	8,054

Saudi Government International Bonds
5.625% due 01/13/2035		$5,500	5,868

Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	106,900	2,507
42.493% (BISTREFI) due 05/20/2026 ~		1,000	24
42.493% (BISTREFI) due 08/19/2026 ~		800	19
42.493% (BISTREFI) due 05/17/2028 ~		103,000	2,438

Total Sovereign Issues (Cost $298,982)			316,851

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 10.9%

COMMERCIAL PAPER 3.4%

Air Lease Corp.
4.550% due 10/02/2025	$2,956	$2,955

AMETEK, Inc.
4.570% due 11/20/2025	3,900	3,876

AutoNation, Inc.
4.550% due 10/08/2025 (a)	3,790	3,786

Canadian Natural Resources Ltd.
4.450% due 10/22/2025	1,600	1,596

Crown Castle, Inc.
4.610% due 10/23/2025	10,880	10,848
4.620% due 10/21/2025	18,500	18,450
4.620% due 10/23/2025	1,300	1,296

Glencore Funding LLC
4.360% due 10/16/2025	9,200	9,182

HCA, Inc.
4.580% due 10/15/2025	5,720	5,709
4.600% due 10/23/2025	24,860	24,787
4.650% due 10/17/2025	3,090	3,083
4.750% due 10/09/2025	5,340	5,334

Southern California Edison Co.
4.800% due 10/27/2025	10,100	10,066
4.800% due 11/14/2025	1,300	1,293

Targa Resources Corp.
4.380% due 10/17/2025	8,000	7,982

		110,243

REPURCHASE AGREEMENTS (e) 6.8%
		222,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.7%
4.217% due 10/02/2025 - 01/27/2026 (b)(c)(g)(i)	$23,635	$23,542

Total Short-Term Instruments (Cost $356,295)		356,285

Total Investments in Securities (Cost $5,109,731)		5,129,463

	SHARES
INVESTMENTS IN AFFILIATES 19.9%

SHORT-TERM INSTRUMENTS 19.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.9%

PIMCO Short Asset Portfolio	17,245,957	169,200

PIMCO Short-Term Floating NAV Portfolio III	49,369,256	480,807

Total Short-Term Instruments (Cost $649,792)		650,007

Total Investments in Affiliates (Cost $649,792)		650,007
Total Investments 176.9% (Cost $5,759,523)		$5,779,470

Financial Derivative Instruments (f)(h) 4.3% (Cost or Premiums, net $131,774)		141,259

Other Assets and Liabilities, net (81.2)%		(2,653,015)

Net Assets 100.0%		$3,267,714

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.290%	09/30/2025	10/01/2025	$143,300	U.S. Treasury Notes 2.000% - 4.500% due 11/15/2026 -05/15/2027	$(146,272)	$143,300	$143,317
	4.320	09/30/2025	10/01/2025	7,300	U.S. Treasury Notes 3.500% due 09/30/2027	(7,444)	7,300	7,301
	4.450	09/30/2025	10/01/2025	50,000	U.S. Treasury Notes 3.875% due 05/31/2027	(51,017)	50,000	50,006
SAL	4.230	09/30/2025	10/01/2025	21,900	U.S. Treasury Notes 4.875% due 11/30/2025	(22,341)	21,900	21,903

Total Repurchase Agreements						$(227,074)	$222,500	$222,527

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	167

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$71,120	$(57,318)	$(57,342)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	10,000	(8,286)	(8,427)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	90,770	(76,569)	(76,502)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2055	8,900	(7,908)	(7,819)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	183,980	(168,708)	(168,062)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	31,765	(32,050)	(32,008)

Total Short Sales (10.7)%				$(350,839)	$(350,160)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$200,624	$0	$0	$200,624	$(204,733)	$(4,109)
SAL	21,903	0	0	21,903	(22,341)	(438)

Total Borrowings and Other Financing Transactions	$222,527	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(120) at a weighted average interest rate of (0.050%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$113.500	10/24/2025	1,792	$1,792	$(614)	$(384)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	1,792	$1,792	$(222)	$(200)

Total Written Options					$(836)	$(584)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
30-Day Federal Fund February Futures	02/2026	781	$	313,849	$8	$9	$(1)
Canada Government 10-Year Bond December Futures	12/2025	522		45,932	156	206	0
Euro-Bund December Futures	12/2025	1		151	1	1	0
Euro-Buxl 30-Year Bond December Futures	12/2025	1		134	3	1	0
U.S. Treasury 2-Year Note December Futures	12/2025	1,703		354,903	316	186	0
U.S. Treasury 5-Year Note December Futures	12/2025	5,429		592,821	(683)	212	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	1,189		136,828	1,345	0	(75)

					$1,146	$615	$(76)

168	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Mini MSCI EAFE Index December Futures	12/2025	189	$	(26,321)	$76	$0	$(101)
U.S. Treasury 10-Year Note December Futures	12/2025	29		(3,263)	29	1	0
U.S. Treasury Long-Term Bond December Futures	12/2025	888		(103,535)	(2,228)	222	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	278		(33,377)	(150)	156	0

					$(2,273)	$379	$(101)

Total Futures Contracts					$(1,127)	$994	$(177)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.222%	$	700	$4	$(3)	$1	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326		8,500	109	(38)	71	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR	2,600	15	(9)	6	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079	$	2,100	24	0	24	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		800	3	(1)	2	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240		600	4	(1)	3	0	0

							$159	$(52)	$107	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	2,760	$(101)	$104	$3	$0	$(1)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		2,484	(92)	103	11	0	(1)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		300	(25)	26	1	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	7	0	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		900	(43)	42	(1)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		200	(8)	7	(1)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		500	(15)	11	(4)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		400	(9)	0	(9)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		294	0	21	21	1	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028		99	7	1	8	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		10,500	752	52	804	0	(15)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		10,400	496	348	844	4	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		7,300	556	17	573	8	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		2,270	49	3	52	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		479,400	10,122	902	11,024	37	(13)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		240,900	5,424	113	5,537	39	0

						$17,106	$1,757	$18,863	$89	$(30)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	251,000	$(1,545)	$95	$(1,450)	$346	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		700	(4)	21	17	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	21	19	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		1,400	(4)	(28)	(32)	4	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		29,100	(854)	358	(496)	93	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		14,760	697	(252)	445	0	(115)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	$	157,050	707	(1,870)	(1,163)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		142,000	(339)	269	(70)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		19,700	0	(99)	(99)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,500	0	(13)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		14,720	0	(92)	(92)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		56,000	757	(437)	320	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		49,600	450	(1,053)	(603)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		85,820	347	(1,206)	(859)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		4,500	(9)	(64)	(73)	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	169

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.000%	Annual	03/19/2030	$	107,950	$5,054	$(2,586)	$2,468	$0	$(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		41,600	1,087	(240)	847	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		105,180	(2,088)	375	(1,713)	0	(49)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		146,260	(2,399)	(139)	(2,538)	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		44,910	418	(304)	114	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		36,200	105	(523)	(418)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		26,500	3,096	(147)	2,949	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		41,772	(768)	118	(650)	0	(12)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		3,100	(82)	32	(50)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		109,900	7,184	(2,757)	4,427	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,600	870	(731)	139	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		430	(2)	(5)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		22,540	199	(421)	(222)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		400	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		1,100	(4)	16	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		550	(3)	19	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,000	(5)	33	28	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		760	(3)	22	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		2,800	(11)	52	41	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		2,100	(8)	40	32	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		2,700	(12)	35	23	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		1,300	(6)	24	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		136,100	(856)	194	(662)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		900	(3)	29	26	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		2,000	(6)	49	43	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		2,000	(5)	32	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		1,000	(3)	17	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		1,300	(4)	27	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		2,100	(6)	44	38	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		2,000	(5)	42	37	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		2,600	(7)	51	44	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		800	(2)	22	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		2,500	(7)	78	71	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		1,400	(4)	51	47	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		1,200	(3)	46	43	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		2,000	(5)	75	70	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		800	(3)	(19)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,100	(4)	(16)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,300	(8)	(37)	(45)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,000	(4)	(12)	(16)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,600	(9)	(35)	(44)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,200	(7)	(35)	(42)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,200	(7)	(36)	(43)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,200	(9)	(73)	(82)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,700	(11)	(70)	(81)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,600	(8)	(38)	(46)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		3,700	(18)	43	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		170,210	(26)	(1,328)	(1,354)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		39,940	1,262	572	1,834	78	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		23,200	0	359	359	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		24,140	0	403	403	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		29,010	3,456	2,592	6,048	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		101,900	3,155	5,441	8,596	309	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		88,670	(7,601)	863	(6,738)	0	(259)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	13,500	0	(12)	(12)	0	(2)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		154,700	2	(139)	(137)	0	(28)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		26,800	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		262,900	0	51	51	29	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		94,500	(1)	(28)	(29)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		7,500	0	(1)	(1)	1	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	172,500	0	(48)	(48)	0	(11)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	51,100	(218)	1,139	921	134	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		70,800	1,426	(335)	1,091	245	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,100	(2)	1	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	2,100	(3)	(19)	(22)	0	(3)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,900	(4)	(1)	(5)	0	(3)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		1,100	(2)	1	(1)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		7,990	34	(10)	24	14	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		1,100	(5)	(85)	(90)	0	(3)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(87)	(92)	0	(4)

170	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	3.280%	Annual	11/22/2033	EUR	400	$(2)	$(32)	$(34)	$0	$(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(41)	(43)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		800	(3)	(52)	(55)	0	(2)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(54)	(57)	0	(3)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,200	(5)	(62)	(67)	0	(3)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		20	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(45)	(48)	0	(3)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		900	(3)	(4)	(7)	0	(3)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		600	(2)	(2)	(4)	0	(2)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,500	(4)	9	5	0	(4)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,200	(3)	14	11	0	(4)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		1,100	(3)	(9)	(12)	3	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,300	(3)	(33)	(36)	4	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,200	(3)	15	12	0	(4)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		700	(2)	(4)	(6)	2	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,500	(4)	(3)	(7)	5	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,200	(3)	16	13	4	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		1,600	(4)	6	2	5	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		1,300	(3)	(22)	(25)	4	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		1,400	(5)	24	19	0	(5)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,300	(5)	22	17	0	(4)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		1,400	(5)	18	13	0	(5)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		1,400	(5)	21	16	0	(4)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,500	(5)	35	30	0	(5)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	38,600	0	(8)	(8)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		53,600	0	(15)	(15)	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		7,200	0	7	7	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		239,700	(488)	(257)	(745)	0	(9)
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		53,600	0	(277)	(277)	0	(2)
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		38,600	0	(196)	(196)	0	(2)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		105,900	112	109	221	4	0
Receive	CPURNSA	2.505	Maturity	03/25/2030	$	118,300	0	683	683	13	0
Receive	CPURNSA	2.515	Maturity	03/27/2030		35,940	0	184	184	4	0

							$12,828	$(1,646)	$11,182	$1,387	$(1,046)

Total Swap Agreements							$30,093	$59	$30,152	$1,476	$(1,076)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$996	$1,476	$2,472	$(584)	$(177)	$(1,081)	$(1,842)

(g)

Securities with an aggregate market value of $38,456 and cash of $37,079 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $2 for closed futures and unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	171

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	146,692		$94,902	$0	$(2,164)
	10/2025		$6,372	AUD	9,703	49	0
	10/2025		37,351	CAD	51,963	0	(12)
	11/2025	AUD	9,703		$6,375	0	(49)
	11/2025	CAD	51,881		37,351	12	0

BOA	10/2025	JPY	117,995		804	6	0
	10/2025	SGD	12		9	0	0
	10/2025		$2,692	CHF	2,155	15	0
	10/2025		911	ILS	3,064	14	0
	10/2025		2,020	INR	178,676	0	(10)
	10/2025		9,154	JPY	1,371,026	117	0
	10/2025		1,927	KRW	2,667,439	0	(26)
	10/2025		4,483	NZD	7,786	31	0
	10/2025		523	PLN	1,881	0	(5)
	11/2025	ILS	6,284		$1,862	0	(35)
	11/2025	JPY	1,366,279		9,154	0	(117)
	11/2025	NZD	7,786		4,489	0	(31)
	11/2025		$607	ILS	2,029	6	0
	11/2025	ZAR	48,297		$2,770	0	(17)
	12/2025	PEN	4,056		1,159	0	(7)
	12/2025		$1,715	MXN	32,275	33	0

BPS	10/2025	BRL	36,900		$6,162	0	(771)
	10/2025	CNH	48,377		6,793	3	0
	10/2025	IDR	143,717,042		8,689	85	(12)
	10/2025	INR	211,984		2,406	22	0
	10/2025	TRY	820		19	0	0
	10/2025	TWD	378,868		12,587	157	(16)
	10/2025		$6,780	BRL	36,900	154	(1)
	10/2025		6,402	IDR	105,712,501	0	(66)
	10/2025		10,691	JPY	1,588,397	50	0
	10/2025		9,199	KRW	12,713,143	0	(140)
	10/2025		6,226	PLN	22,661	9	(2)
	11/2025	IDR	25,568,392		$1,530	0	(2)
	11/2025	ILS	8,271		2,471	0	(27)
	11/2025	INR	154,876		1,740	0	0
	11/2025	JPY	1,582,881		10,691	0	(50)
	11/2025	KRW	1,345,743		960	0	0
	11/2025		$75	BRL	400	0	0
	11/2025		1,821	ILS	6,121	27	0
	12/2025	TWD	46,625		$1,554	15	0
	12/2025		$2,173	IDR	36,566,767	14	0
	12/2025		1,186	MXN	22,446	30	0
	04/2026	BRL	8,800		$1,541	0	(42)

BRC	10/2025	CHF	17,462		21,776	0	(161)
	10/2025	IDR	1,029,043		63	1	0
	10/2025	JPY	453,800		3,095	26	0
	10/2025	SEK	995,060		105,126	0	(569)
	10/2025		$246,159	CHF	196,484	665	0
	10/2025		183,037	EUR	156,135	273	0
	10/2025		12,236	GBP	9,094	3	(8)
	10/2025		99	MXN	1,850	2	0
	10/2025		197	NOK	1,968	0	0
	10/2025		2,800	PLN	10,239	16	0
	10/2025		326	TRY	13,989	7	0
	11/2025	AUD	26,271		$17,367	0	(25)
	11/2025	CHF	195,705		246,159	0	(667)
	11/2025	EUR	156,711		184,084	0	(271)
	11/2025	NOK	1,968		197	0	0
	11/2025		$1,807	TRY	78,700	28	0
	11/2025	ZAR	132,839		$7,544	0	(121)
	12/2025		$143	MXN	2,639	0	0
	12/2025		8,898	TRY	391,974	55	0

BSH	10/2025	BRL	15,900		$2,990	2	0
	10/2025	EUR	944,869		1,097,798	0	(11,526)
	10/2025		$2,924	BRL	15,900	64	0
	10/2025		1,322	NZD	2,283	1	0

172	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	NZD	2,283		$1,324	$0	$(1)
	11/2025	PEN	7,428		2,021	0	(115)
	11/2025		$2,649	PEN	9,792	169	0
	12/2025	PEN	48,675		$13,679	0	(315)
	12/2025		$18,236	BRL	101,184	505	0
	04/2026	BRL	17,100		$3,011	0	(65)

CBK	10/2025	AUD	1,110		725	0	(9)
	10/2025	CAD	60		43	0	0
	10/2025	CNH	922		130	0	0
	10/2025	DKK	218,505		34,125	0	(242)
	10/2025	HKD	488,907		62,878	31	0
	10/2025	IDR	90,563,451		5,476	57	(10)
	10/2025	INR	296,549		3,339	4	0
	10/2025	JPY	2,795,000		19,069	170	0
	10/2025	KRW	9,282,177		6,707	92	0
	10/2025	NOK	15,303		1,515	0	(18)
	10/2025	PEN	92,712		25,893	0	(793)
	10/2025	SGD	22,752		17,738	100	0
	10/2025	THB	48,369		1,499	5	0
	10/2025	TWD	366,476		12,366	325	0
	10/2025		$5,762	AUD	8,729	32	(18)
	10/2025		308	CHF	246	1	0
	10/2025		1,343	DKK	8,525	0	(2)
	10/2025		25,145	EUR	21,465	74	(18)
	10/2025		3,848	GBP	2,835	0	(35)
	10/2025		12,943	IDR	212,139,164	0	(228)
	10/2025		8,601	INR	755,604	0	(103)
	10/2025		7,653	JPY	1,133,200	10	0
	10/2025		19,444	NOK	193,960	0	(8)
	10/2025		1,197	SEK	11,310	4	0
	10/2025		22	SGD	28	0	0
	10/2025		5,258	TWD	160,052	3	(5)
	10/2025	ZAR	32,950		$1,903	0	(5)
	11/2025	NOK	193,918		19,444	9	0
	11/2025	SGD	28		22	0	0
	11/2025		$43	CAD	60	0	0
	11/2025		1,324	ILS	4,438	16	0
	11/2025		3,339	INR	297,130	0	(4)
	11/2025		2,972	ZAR	51,805	17	0
	12/2025	PEN	6,183		$1,708	0	(70)
	12/2025	TWD	565,542		18,928	261	(1)
	12/2025		$2,247	IDR	37,764,333	11	0
	01/2026	TWD	74,360		$2,465	1	0
	03/2026	PEN	9,586		2,696	0	(54)
	05/2026		64,426		18,168	0	(267)
	08/2026		$1,994	ZAR	35,510	10	0

DUB	10/2025	CNH	103,663		$14,579	30	0
	10/2025	IDR	54,039,089		3,297	58	0
	10/2025	INR	481,479		5,420	5	0
	10/2025	KRW	2,031,434		1,465	17	0
	10/2025		$18,789	ILS	64,200	593	0
	10/2025		4,322	INR	382,173	0	(23)
	11/2025	ILS	64,167		$18,789	0	(584)
	11/2025	INR	38,036		427	0	0
	11/2025		$5,420	INR	482,436	0	(5)
	11/2025	ZAR	320,776		$18,325	0	(185)

FAR	10/2025	CNH	45,197		6,366	22	0
	10/2025	JPY	62,549,974		425,476	2,513	0
	10/2025	SGD	8,272		6,450	37	0
	10/2025		$233,625	AUD	357,827	3,149	0
	10/2025		2,039	CHF	1,627	5	0
	10/2025		1,083,470	EUR	927,390	5,333	0
	10/2025		8,167	INR	720,363	0	(65)
	10/2025		10,924	PEN	38,110	51	0
	10/2025		6,713	PLN	24,508	28	0
	10/2025		1,563	SEK	14,545	0	(19)
	10/2025		93,493	SGD	120,410	0	(149)
	11/2025	AUD	357,827		$233,740	0	(3,146)
	11/2025	EUR	927,390		1,085,648	0	(5,335)
	11/2025	PEN	14,975		4,091	0	(217)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	173

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	SGD	120,105		$93,493	$141	$0
	11/2025		$23,804	BRL	133,001	985	0
	12/2025	MXN	197,908		$10,441	0	(278)
	12/2025		$13	MXN	236	0	0
	02/2026	PEN	38,253		$10,924	0	(51)

GLM	10/2025	BRL	32,500		5,647	2	(461)
	10/2025	CHF	218,934		273,794	0	(1,231)
	10/2025	CNH	3,563		501	1	0
	10/2025	IDR	37,108,016		2,225	1	0
	10/2025	ILS	3,345		998	0	(12)
	10/2025	KRW	28,233		20	0	0
	10/2025	SGD	641		500	3	0
	10/2025		$5,983	BRL	32,500	124	(1)
	10/2025		1,992	IDR	32,932,682	0	(19)
	10/2025		2,339	INR	205,280	0	(31)
	10/2025		20	KRW	28,233	0	0
	10/2025		110	MXN	2,065	2	0
	11/2025		331	ILS	1,103	2	0
	11/2025	ZAR	63,201		$3,626	0	(21)
	12/2025	IDR	735,140		44	0	0
	12/2025	MXN	2,420		127	0	(4)
	12/2025		$2,169	IDR	36,262,018	0	0
	04/2026	BRL	93,200		$16,044	1	(721)

IND	10/2025	AUD	254,728		166,443	0	(2,111)
	10/2025		$37,473	DKK	239,633	217	0
	11/2025	DKK	239,081		$37,473	0	(218)

JPM	10/2025	BRL	179		33	0	(1)
	10/2025	CAD	51,829		37,504	261	0
	10/2025	EUR	168,164		196,674	0	(759)
	10/2025	IDR	105,460,042		6,317	0	(4)
	10/2025	KRW	3,515,987		2,536	30	0
	10/2025	SGD	3,064		2,384	8	0
	10/2025		$34	BRL	179	0	0
	10/2025		26,129	DKK	166,354	36	0
	10/2025		1,787	EUR	1,518	0	(4)
	10/2025		1,338	GBP	995	1	0
	10/2025		8,371	IDR	139,275,797	4	(25)
	10/2025		952	ILS	3,196	13	0
	10/2025		1,893	SEK	17,895	8	0
	10/2025		477	TWD	14,482	0	(1)
	11/2025	DKK	165,793		$26,101	0	(36)
	11/2025	ZAR	284,058		16,206	0	(186)
	12/2025		$1,152	MXN	21,570	16	0
	04/2026	BRL	230,200		$38,968	0	(2,440)

MBC	10/2025	CAD	27		20	0	0
	10/2025	CHF	2,938		3,689	0	(1)
	10/2025	CNH	52,752		7,422	18	0
	10/2025	DKK	11,795		1,857	1	0
	10/2025	EUR	2,599		3,067	15	0
	10/2025	IDR	5,235,384		318	4	0
	10/2025	JPY	83,891		572	5	0
	10/2025	KRW	12,818,286		9,189	56	0
	10/2025	SGD	85,064		66,376	433	0
	10/2025	THB	29,385		912	4	0
	10/2025		$4,606	CHF	3,646	0	(26)
	10/2025		5,260	CNH	37,467	0	(1)
	10/2025		10,716	EUR	9,123	0	(5)
	10/2025		8,656	GBP	6,425	11	(26)
	10/2025		11,777	JPY	1,738,628	31	(52)
	10/2025		7,179	KRW	10,022,532	0	(36)
	10/2025		201	NOK	2,010	0	0
	10/2025		1,318	NZD	2,248	0	(15)
	10/2025		81,797	SEK	771,589	161	0
	10/2025		1,370	THB	44,354	1	0
	11/2025	CNH	37,378		$5,260	1	0
	11/2025	JPY	1,345,870		9,101	0	(32)
	11/2025	NOK	2,010		201	0	0
	11/2025	SEK	751,215		79,837	0	(129)
	11/2025		$365	ILS	1,215	2	0
	12/2025		3,506	MXN	65,864	62	0

174	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	10/2025	CNH	53,257		$7,484	$10	$0
	10/2025	IDR	21,179,351		1,287	17	0
	10/2025	JPY	521,775		3,536	8	0
	10/2025		$201,163	JPY	30,031,578	1,911	0
	10/2025		6	NOK	59	0	0
	10/2025		3,395	PLN	12,288	0	(15)
	10/2025		2,382	TWD	71,763	0	(24)
	11/2025	JPY	29,927,656		$201,163	0	(1,912)
	11/2025	NOK	59		6	0	0
	12/2025	CZK	3,861		187	1	0
	12/2025	PEN	20,124		5,634	0	(151)
	12/2025	TWD	71,296		2,382	29	0
	12/2025		$1,565	MXN	29,529	34	0

NGF	10/2025	KRW	4,657,041		$3,348	29	0
	10/2025		$1,716	IDR	28,399,505	0	(14)
	11/2025		8,160	TRY	356,643	136	0
	12/2025		29		1,257	0	0

RBC	10/2025	KRW	24,898		$18	0	0
	12/2025		$258	MXN	4,826	3	0

SCX	10/2025	CNH	38,732		$5,451	15	0
	10/2025	DKK	184,201		28,675	0	(296)
	10/2025	IDR	45,763,472		2,741	0	(2)
	10/2025	INR	343,543		3,864	1	0
	10/2025	JPY	2,671,424		18,167	103	0
	10/2025	PEN	102,728		29,070	0	(512)
	10/2025	SGD	633		496	6	0
	10/2025	TWD	217,158		7,328	193	0
	10/2025		$474,442	GBP	354,697	2,589	0
	10/2025		1,916	IDR	31,507,994	0	(28)
	10/2025		4,213	INR	372,010	0	(28)
	11/2025	GBP	354,697		$474,526	0	(2,589)
	11/2025	JPY	6,483		44	0	0
	11/2025		$3,437	INR	306,143	0	0
	12/2025	CZK	890		$43	0	0
	12/2025		$2,741	IDR	45,879,134	3	0

SOG	10/2025	BRL	20,306		$3,797	0	(18)
	10/2025	JPY	32,640,622		221,952	1,235	0
	10/2025	NZD	12,316		7,176	35	0
	10/2025		$3,818	BRL	20,306	0	(3)
	10/2025		439,524	JPY	65,401,215	2,719	0
	10/2025		658	NOK	6,565	0	0
	10/2025		18,824	SEK	177,752	57	0
	11/2025	JPY	65,175,035		$439,524	0	(2,723)
	11/2025	NOK	6,563		658	0	0
	11/2025	SEK	177,377		18,824	0	(58)
	12/2025		$2,949	BRL	15,962	8	0
	01/2026	PEN	21,233		$5,916	0	(182)

SSB	10/2025	GBP	374,046		504,182	1,128	0
	11/2025	CHF	35,129		44,190	0	(114)
	11/2025	PEN	7,037		1,907	0	(118)

UAG	10/2025	CAD	46		33	0	0
	10/2025	ILS	73,566		22,052	0	(158)
	10/2025	NOK	189,246		18,596	0	(367)
	10/2025		$1,884	ILS	6,446	62	0
	10/2025		19,752	INR	1,743,463	0	(143)
	10/2025		5,540	PLN	20,186	21	(9)
	10/2025		1,370	THB	44,336	0	0
	10/2025		1,907	ZAR	32,949	1	0
	10/2025	ZAR	32,964		$1,907	0	(1)
	11/2025	ILS	6,443		1,884	0	(62)
	11/2025	ZAR	144,496		8,197	0	(141)
	12/2025	TRY	26,715		569	0	(35)

Total Forward Foreign Currency Contracts						$28,755	$(47,705)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	175

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	59,300	$88	$60
	Call - OTC USD versus HKD		7.800	08/24/2026	84,100	117	85
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	16,240	713	876

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	9,620	162	295
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	15,000	20	15

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	29,000	38	29
	Call - OTC USD versus HKD		7.800	08/24/2026	31,800	47	32

						$1,185	$1,392

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	38,400	$294	$307
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	9,000	44	20
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	19,200	152	145
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	6,600	14	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	3,700	32	22
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	1,900	25	19
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	3,800	33	23
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,800	23	18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	4,000	30	30
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	2,000	24	25
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	3,900	30	30
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,900	23	24
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	45,000	3,963	3,844
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	45,000	3,963	3,696
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	10,400	915	869
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	10,400	915	869
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	10,300	891	937
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	10,300	891	804
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	15,400	1,327	1,420
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	15,400	1,327	1,189

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	29,400	2,373	2,692
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	38,500	3,107	2,612

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	57,800	14	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	2,245,000	11,276	9,785
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	2,245,000	11,276	10,937
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	44,100	3,820	3,969
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	35,200	3,044	3,166

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	46,100	65	2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	91,400	78	18
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	92,400	89	20
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	20,500	1,805	1,751
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	20,500	1,805	1,684
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	86,800	7,005	7,947
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	113,400	9,151	7,693

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	91,300	189	59
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	5,000	41	31
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	2,500	33	26
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	3,800	31	24
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,900	25	20
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	4,000	32	28
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	2,000	25	23
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	5,000	440	427
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	5,000	440	411

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	408,800	305	291
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	98,300	92	44
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	36,210	152	120
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	47,200	615	507
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	42,000	834	732
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	42,000	618	392
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	4,000	32	29
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	2,000	25	24

176	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485%	08/07/2035	10,600	$934	$906
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	10,600	934	871

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	21,400	1,883	1,855
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	21,400	1,883	1,743

							$79,387	$75,134

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$97.961	10/07/2025	32,300	$43	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	99.656	10/07/2025	95,900	75	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	99.547	11/06/2025	30,500	22	1

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.945	10/07/2025	160,900	214	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.977	10/07/2025	160,900	214	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	98.063	10/07/2025	127,500	154	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	99.652	10/07/2025	319,500	237	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	99.547	11/06/2025	70,400	52	2
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.969	12/04/2025	63,300	84	60

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	99.648	10/07/2025	48,000	34	0

					$1,129	$63

Total Purchased Options					$81,701	$76,589

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	195,600	$ (186)	$ (82)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	59,300	$(32)	$(39)
	Call - OTC USD versus HKD		7.850	08/24/2026	84,100	(39)	(53)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	32,490	(688)	(842)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	9,620	(27)	(42)
	Call - OTC USD versus BRL		5.800	11/07/2025	9,620	(78)	(18)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	15,000	(7)	(10)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	29,000	(13)	(19)
	Call - OTC USD versus HKD		7.850	08/24/2026	31,800	(17)	(20)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	4,900	(161)	(37)

						$(1,062)	$(1,080)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.086%	10/07/2025	116,500	$ (256)	$0

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	45,400	(84)	(94)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131	11/06/2025	67,300	(64)	(5)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.993	10/07/2025	141,400	(170)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	76,300	(154)	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.993	10/07/2025	144,000	(173)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	40,400	(151)	(189)

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.082	10/07/2025	96,600	(213)	0

							$ (1,265)	$(288)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	177

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$96.547	10/07/2025	40,600	$(73)	$(240)

Total Written Options					$(2,586)	$(1,690)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$2,176	$0	$28	$28	$0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—♦	1,118	0	15	15	0

GST	Soft Bank Group, Inc.	1.000	Quarterly	06/20/2026	0.872%	700	(6)	7	1	0

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.016	8,500	56	(64)	0	(8)

							$50	$(14)	$44	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR 15,269	$2,964	$200	$3,164	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	19,135	3,761	204	3,965	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	9,278	1,853	69	1,922	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	72,577	14,912	125	15,037	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$ 8,999	(138)	62	0	(76)

						$23,352	$660	$24,088	$(76)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	NDDUEAFE Index	13,886	4.380% (SOFR plus a specified spread)	Monthly	10/15/2025	$140,435	$0	$(481)	$0	$(481)

BRC	Receive	NDDUEAFE Index	6,261	4.470% (SOFR plus a specified spread)	Monthly	08/19/2026	63,320	0	(319)	0	(319)

CBK	Receive	NDDUEAFE Index	16,592	4.460% (SOFR plus a specified spread)	Monthly	11/19/2025	167,802	0	(102)	0	(102)
	Receive	NDDUEAFE Index	5,456	4.560% (FEDL01 plus a specified spread)	Monthly	11/19/2025	55,179	0	(203)	0	(203)
	Receive	NDDUEAFE Index	27,770	4.480% (SOFR plus a specified spread)	Monthly	01/21/2026	280,850	0	(983)	0	(983)
	Receive	NDDUEAFE Index	8,278	4.520% (SOFR plus a specified spread)	Monthly	02/18/2026	83,719	0	(295)	0	(295)
	Receive	NDDUEAFE Index	13,885	4.460% (SOFR plus a specified spread)	Monthly	08/19/2026	140,425	0	(489)	0	(489)

GST	Receive	NDDUEAFE Index	16,593	4.440% (FEDL01 plus a specified spread)	Monthly	11/03/2025	167,812	0	(587)	0	(587)
	Receive	NDDUEAFE Index	6,216	4.500% (SOFR plus a specified spread)	Monthly	06/10/2026	62,865	0	(221)	0	(221)

JPM	Receive	NDDUEAFE Index	21,114	4.450% (FEDL01 plus a specified spread)	Monthly	11/05/2025	213,535	0	(748)	0	(748)
	Receive	NDDUEAFE Index	5,891	4.475% (SOFR plus a specified spread)	Monthly	07/08/2026	59,578	0	(208)	0	(208)
	Receive	NDDUEAFE Index	4,139	4.450% (SOFR plus a specified spread)	Monthly	07/15/2026	41,859	0	(146)	0	(146)

MEI	Receive	NDDUEAFE Index	9,192	4.440% (SOFR plus a specified spread)	Monthly	11/19/2025	92,963	0	(56)	0	(56)
	Receive	NDDUEAFE Index	4,138	4.450% (SOFR plus a specified spread)	Monthly	07/15/2026	41,849	0	(145)	0	(145)

178	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

MYI	Receive	NDDUEAFE Index	41,678	4.600% (FEDL01 plus a specified spread)	Maturity	01/21/2026	$336,921	$0	$70,128	$70,128	$0
	Receive	NDDUEAFE Index	10,363	4.480% (SOFR plus a specified spread)	Monthly	05/20/2026	104,805	0	(367)	0	(367)
	Receive	NDDUEAFE Index	12,536	4.490% (SOFR plus a specified spread)	Monthly	06/03/2026	126,782	0	(445)	0	(445)
	Receive	NDDUEAFE Index	35,615	4.440% (SOFR plus a specified spread)	Monthly	07/08/2026	360,189	0	(1,249)	0	(1,249)

SOG	Receive	NDDUEAFE Index	55,542	4.435% (FEDL01 plus a specified spread)	Monthly	01/21/2026	561,720	0	(1,962)	0	(1,962)

UAG	Receive	NDDUEAFE Index	2,485	4.390% (SOFR plus a specified spread)	Monthly	11/05/2025	25,132	0	(86)	0	(86)
	Receive	NDDUEAFE Index	6,259	4.420% (SOFR plus a specified spread)	Monthly	11/19/2025	63,300	0	(316)	0	(316)
	Receive	NDDUEAFE Index	2,486	4.465% (SOFR plus a specified spread)	Monthly	05/06/2026	25,142	0	(88)	0	(88)

								$0	$60,632	$70,128	$(9,496)

Total Swap Agreements								$23,402	$61,278	$94,260	$(9,580)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$61	$0	$0	$61	$(2,225)	$0	$0	$(2,225)	$(2,164)	$1,612	$(552)
BOA	222	15,317	3,164	18,703	(248)	(934)	0	(1,182)	17,521	(3,019)	14,502
BPS	566	0	3,965	4,531	(1,129)	0	(481)	(1,610)	2,921	(4,687)	(1,766)
BRC	1,076	5,304	0	6,380	(1,822)	0	(319)	(2,141)	4,239	561	4,800
BSH	741	0	0	741	(12,022)	0	0	(12,022)	(11,281)	9,989	(1,292)
CBK	1,233	0	0	1,233	(1,890)	0	(2,072)	(3,962)	(2,729)	(4,531)	(7,260)
DUB	703	27,857	43	28,603	(797)	(94)	0	(891)	27,712	1,507	29,219
FAR	12,264	0	0	12,264	(9,260)	0	0	(9,260)	3,004	(5,200)	(2,196)
GLM	136	19,425	0	19,561	(2,501)	(75)	0	(2,576)	16,985	1,992	18,977
GSC	0	62	0	62	0	(240)	0	(240)	(178)	203	25
GST	0	0	1,923	1,923	0	(82)	(808)	(890)	1,033	(3,780)	(2,747)
IND	217	0	0	217	(2,329)	0	0	(2,329)	(2,112)	1,070	(1,042)
JPM	377	1,049	15,037	16,463	(3,456)	0	(1,110)	(4,566)	11,897	(14,909)	(3,012)
MBC	805	61	0	866	(323)	(39)	0	(362)	504	(350)	154
MEI	0	0	0	0	0	0	(201)	(201)	(201)	(460)	(661)
MYC	0	3,916	0	3,916	0	(189)	0	(189)	3,727	(1,750)	1,977
MYI	2,010	0	70,128	72,138	(2,102)	0	(2,061)	(4,163)	67,975	(72,280)	(4,305)
NGF	165	3,598	0	3,763	(14)	0	0	(14)	3,749	0	3,749
RBC	3	0	0	3	0	0	0	0	3	0	3
SAL	0	0	0	0	0	0	(76)	(76)	(76)	0	(76)
SCX	2,910	0	0	2,910	(3,455)	0	0	(3,455)	(545)	321	(224)
SOG	4,054	0	0	4,054	(2,984)	0	(1,962)	(4,946)	(892)	(6,940)	(7,832)
SSB	1,128	0	0	1,128	(232)	0	0	(232)	896	(1,580)	(684)
UAG	84	0	0	84	(916)	(37)	(490)	(1,443)	(1,359)	596	(763)

Total Over the Counter	$28,755	$76,589	$94,260	$199,604	$(47,705)	$(1,690)	$(9,580)	$(58,975)

(i)

Securities with an aggregate market value of $17,851 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	179

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$2	$0	$0	$0	$994	$996
Swap Agreements	0	89	0	0	1,387	1,476

	$2	$89	$0	$0	$2,381	$2,472

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,755	$0	$28,755
Purchased Options	0	0	0	1,392	75,197	76,589
Swap Agreements	0	24,132	70,128	0	0	94,260

	$0	$24,132	$70,128	$30,147	$75,197	$199,604

	$2	$24,221	$70,128	$30,147	$77,578	$202,076

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$584	$584
Futures	0	0	101	0	76	177
Swap Agreements	0	35	0	0	1,046	1,081

	$0	$35	$101	$0	$1,706	$1,842

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47,705	$0	$47,705
Written Options	0	82	0	1,080	528	1,690
Swap Agreements	0	84	9,496	0	0	9,580

	$0	$166	$9,496	$48,785	$528	$58,975

	$0	$201	$9,597	$48,785	$2,234	$60,817

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(6)	$(6)
Written Options	0	0	0	0	834	834
Futures	0	0	(4,915)	0	6,672	1,757
Swap Agreements	0	1,368	0	0	7,412	8,780

	$0	$1,368	$(4,915)	$0	$14,912	$11,365

180	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(239,585)	$0	$(239,585)
Purchased Options	0	0	0	0	(895)	(895)
Written Options	0	82	0	0	2,024	2,106
Swap Agreements	0	3,126	381,586	0	0	384,712

	$0	$3,208	$381,586	$(239,585)	$1,129	$146,338

	$0	$4,576	$376,671	$(239,585)	$16,041	$157,703

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$253	$253
Futures	0	0	502	0	(3,731)	(3,229)
Swap Agreements	0	3,795	0	0	(8,909)	(5,114)

	$0	$3,795	$502	$0	$(12,387)	$(8,090)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$38,296	$0	$38,296
Purchased Options	0	0	0	207	(5,036)	(4,829)
Written Options	0	96	0	(18)	264	342
Swap Agreements	0	1,134	53,330	0	0	54,464

	$0	$1,230	$53,330	$38,485	$(4,772)	$88,273

	$0	$5,025	$53,832	$38,485	$(17,159)	$80,183

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,142	$4,131	$9,273
Corporate Bonds & Notes
Banking & Finance	0	109,400	1,761	111,161
Industrials	0	16,141	32,400	48,541
Utilities	0	10,387	0	10,387
Municipal Bonds & Notes
California	0	1,924	0	1,924
Illinois	0	2,727	0	2,727
Pennsylvania	0	105	0	105
U.S. Government Agencies	0	3,042,673	78,141	3,120,814
U.S. Treasury Obligations	0	215,329	0	215,329
Non-Agency Mortgage-Backed Securities	0	274,880	0	274,880
Asset-Backed Securities
Automobile ABS Other	0	11,673	0	11,673
Automobile Sequential	0	51,416	0	51,416
CMBS Other	0	37,706	0	37,706
Home Equity Other	0	198,432	0	198,432
Home Equity Sequential	0	135	0	135
Whole Loan Collateral	0	24,902	0	24,902
Other ABS	6,500	323,965	6,457	336,922
Sovereign Issues	0	316,851	0	316,851
Short-Term Instruments
Commercial Paper	0	110,243	0	110,243
Repurchase Agreements	0	222,500	0	222,500
U.S. Treasury Bills	0	23,542	0	23,542

	$6,500	$5,000,073	$122,890	$5,129,463

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$650,007	$0	$0	$650,007

Total Investments	$656,507	$5,000,073	$122,890	$5,779,470

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(350,160)	$0	$(350,160)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	208	2,262	0	2,470
Over the counter	0	199,561	43	199,604

	$208	$201,823	$43	$202,074

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(101)	(1,736)	0	(1,837)
Over the counter	0	(58,975)	0	(58,975)

	$(101)	$(60,711)	$0	$(60,812)

Total Financial Derivative Instruments	$107	$141,112	$43	$141,262

Totals	$656,614	$4,791,025	$122,933	$5,570,572

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	181

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)	September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$3,136	$700	$0	$0	$0	$295	$0	$0	$4,131	$295
Corporate Bonds & Notes
Banking & Finance	0	1,755	0	0	0	6	0	0	1,761	6
Industrials	0	32,400	0	0	0	0	0	0	32,400	0
U.S. Government Agencies	0	78,567	0	0	0	(426)	0	0	78,141	(426)
Asset-Backed Securities
Other ABS	6,434	6,435	0	0	0	586	0	(6,998)	6,457	22

	$9,570	$119,857	$0	$0	$0	$461	$0	$(6,998)	$122,890	$(103)

Financial Derivative Instruments - Assets
Over the counter	$38	$0	$(8)	$0	$0	$13	$0	$0	$43	$13

Totals	$9,608	$119,857	$(8)	$0	$0	$474	$0	$(6,998)	$122,933	$(90)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$700	Cost	Purchase Price	100.000	—
	3,431	Discounted Cash Flow	Discount Rate	4.157	—
Corporate Bonds & Notes
Banking & Finance	1,761	Recent Transaction	Purchase Price	100.000	—
Industrials	32,400	Recent Transaction	Purchase Price	100.000	—
U.S. Government Agencies	70,541	Proxy Pricing	Base Price	100.016-102.656	100.248
	7,600	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	6,457	Recent Transaction	Purchase Price	100.000	—

Financial Derivative Instruments - Assets
Over the counter	43	Indicative Market Quotation	Broker Quote	0.939-0.978	0.952

Total	$122,933

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

182	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.5%

CORPORATE BONDS & NOTES 5.0%

BANKING & FINANCE 2.9%

ARES Strategic Income Fund
5.450% due 09/09/2028	$500	$504

Athene Global Funding
5.033% due 07/17/2030	800	813

Bank of Nova Scotia
5.450% due 08/01/2029	500	522

Barclays PLC
5.501% due 08/09/2028 •	200	204
7.437% due 11/02/2033 •	300	344

Citibank NA
4.838% due 08/06/2029	200	205

Ford Motor Credit Co. LLC
3.815% due 11/02/2027	200	195
5.800% due 03/05/2027	200	202
5.800% due 03/08/2029	200	203

Host Hotels & Resorts LP
5.500% due 04/15/2035	100	101

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •	200	203

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •	200	202
5.558% due 07/09/2034	200	211

UBS Group AG
4.751% due 05/12/2028 •	400	404

VICI Properties LP
4.750% due 02/15/2028	400	404

Wells Fargo & Co.
5.150% due 04/23/2031 •	600	619

		5,336

INDUSTRIALS 1.4%

Bayer U.S. Finance LLC
6.500% due 11/21/2033	200	216

Beignet
6.850% due 06/01/2049 «(a)	1,800	1,800

Petroleos del Peru SA
5.625% due 06/19/2047	300	222

Petroleos Mexicanos
6.350% due 02/12/2048	100	79

United Airlines Pass-Through Trust
5.875% due 04/15/2029	74	76

Viper Energy Partners LLC
5.700% due 08/01/2035	100	102

		2,495

UTILITIES 0.7%

Pacific Gas & Electric Co.
4.500% due 07/01/2040	100	87
5.700% due 03/01/2035	100	102
6.150% due 03/01/2055	100	101
6.700% due 04/01/2053	500	535

Southern California Edison Co.
5.150% due 06/01/2029	400	407

		1,232

Total Corporate Bonds & Notes (Cost $8,882)		9,063

U.S. GOVERNMENT AGENCIES 87.5%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	379	370
4.500% due 12/01/2053 - 12/01/2054	1,438	1,404
5.000% due 03/01/2038 - 02/01/2053	341	342
5.500% due 07/01/2028 - 11/01/2054	9,328	9,416

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	495	471

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. REMICS
4.000% due 07/15/2042	$427	$410
5.057% due 06/15/2041 •	26	26
5.187% due 08/15/2037 •	6	6
5.197% due 10/15/2037 •	1	1
5.207% due 05/15/2037 - 09/15/2037 •	6	6
5.296% due 11/25/2054 •	637	639
5.306% due 09/25/2055 •	993	1,007
5.456% due 11/25/2054 •	683	683
5.506% due 03/25/2055 •	1,272	1,282
5.656% due 09/25/2054 •	2,559	2,572

Federal National Mortgage Association
3.000% due 01/01/2027	33	32
3.500% due 09/01/2047 - 08/01/2048	694	644
4.000% due 04/01/2043 - 08/01/2051	4,273	4,158
4.202% due 10/01/2029 ~	900	905
4.300% due 12/01/2029	601	607
4.500% due 01/01/2035 - 12/01/2054	1,232	1,215
4.560% due 08/01/2030	2,500	2,547
4.705% due 09/01/2031 ~	1,700	1,733
5.140% due 06/01/2032	3,069	3,197
5.300% due 11/01/2030	800	839
5.500% due 01/01/2033 - 09/01/2041	250	257
6.000% due 07/01/2036 - 05/01/2041	81	84

Federal National Mortgage Association REMICS
4.000% due 04/25/2042	426	416
4.851% due 07/25/2037 •	1	1
4.871% due 09/25/2035 •	2	2
4.881% due 09/25/2035 •	3	3
5.191% due 06/25/2037 •	6	6
5.506% due 08/25/2055 - 09/25/2055 •	2,557	2,567
5.756% due 09/25/2055 •	1,690	1,704

Government National Mortgage Association
3.500% due 01/15/2042 - 06/15/2045	172	161
5.000% due 08/15/2038 - 05/15/2039	26	27
6.000% due 08/15/2037	13	14

Government National Mortgage Association REMICS
4.500% due 11/20/2062 •	23	23

Government National Mortgage Association, TBA
4.000% due 11/01/2055	6,190	5,820
4.500% due 11/01/2055	3,360	3,257
5.000% due 11/01/2055	4,970	4,938
5.500% due 11/01/2055	2,570	2,588
6.000% due 11/01/2055	2,540	2,583

U.S. Small Business Administration
4.430% due 05/01/2029	2	2
6.220% due 12/01/2028	1	1

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2055	120	105
4.000% due 11/01/2055	2,550	2,403
4.500% due 10/01/2055 - 11/01/2055	5,560	5,393
5.000% due 11/01/2055	13,780	13,659
5.500% due 11/01/2055	3,780	3,809
6.000% due 10/01/2055 - 11/01/2055	38,770	39,602
6.500% due 10/01/2055 - 11/01/2055	33,690	34,826

Total U.S. Government Agencies (Cost $158,633)		158,763

U.S. TREASURY OBLIGATIONS 7.7%

U.S. Treasury Bonds
3.875% due 05/15/2043 (g)	2,100	1,903
4.125% due 08/15/2053	1,600	1,446
4.625% due 05/15/2044	2,000	1,986

U.S. Treasury Inflation Protected Securities (d)
1.875% due 07/15/2034	3,706	3,761

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 04/15/2029		$2,089	$2,157

U.S. Treasury Notes
3.875% due 07/31/2030		2,700	2,717

Total U.S. Treasury Obligations (Cost $14,149)			13,970

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%

American Home Mortgage Assets Trust
4.462% due 10/25/2046 •		1,823	912

Avon Finance
4.886% due 12/28/2049 •	GBP	534	720

BCAP LLC Trust
5.124% due 03/27/2037 ~		$125	107

Bear Stearns ALT-A Trust
4.480% due 11/25/2035 ~		795	730
4.592% due 02/25/2034 •		3	3
4.592% due 06/25/2046 •		194	178
4.612% due 04/25/2037 •		175	156

ChaseFlex Trust
4.872% due 07/25/2037 •		831	738

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.502% due 07/25/2036 •		58	55

CHL Mortgage Pass-Through Trust
5.097% due 11/25/2034 ~		1	1

Citigroup Mortgage Loan Trust, Inc.
5.653% due 06/25/2036 ~		17	16
9.170% due 09/25/2062 þ		813	815

Countrywide Alternative Loan Trust
4.592% due 02/25/2047 •		6	6
4.622% due 05/25/2037 •		541	165
4.632% due 05/25/2047 •		37	34
4.661% due 03/25/2047 •		861	684
4.752% due 08/25/2047 •		631	565
5.153% due 02/25/2036 •		4	4
6.000% due 12/25/2034		451	405

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.572% due 03/25/2037 •		228	214

First Horizon Mortgage Pass-Through Trust
5.719% due 11/25/2037 ~		65	47

GSR Mortgage Loan Trust
6.000% due 03/25/2037		1	1
6.250% due 10/25/2036		65	60
6.363% due 09/25/2035 ~		1	1

IndyMac INDX Mortgage Loan Trust
4.672% due 11/25/2046 •		496	474
4.812% due 10/25/2036 •		136	53

JP Morgan Mortgage Trust
4.960% due 08/25/2034 ~		3	2
5.204% due 07/25/2035 ~		90	86

Luminent Mortgage Trust
4.672% due 10/25/2046 •		1,997	1,834

Merrill Lynch Mortgage Investors Trust
4.890% due 09/25/2035 ~		13	10

Morgan Stanley Mortgage Loan Trust
4.552% due 01/25/2036 •		236	126

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		1	1

PRKCM Trust
6.584% due 09/25/2058 þ		437	442

RALI Trust
4.612% due 01/25/2037 •		172	152
4.642% due 08/25/2036 •		58	53
5.513% due 09/25/2045 •		4	4
6.000% due 03/25/2037		532	460

Structured Adjustable Rate Mortgage Loan Trust
4.572% due 02/25/2037 •		86	86

Structured Asset Mortgage Investments II Trust
4.532% due 03/25/2037 •		3	1

Taurus U.K. DAC
4.836% due 05/17/2031 •	GBP	298	400

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		$361	354

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	183

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 05/25/2058 ~		$301	$297

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	383	517

Verus Securitization Trust
6.443% due 08/25/2068 þ		$307	310

Wachovia Mortgage Loan Trust LLC
7.280% due 10/20/2035 ~		14	14

WaMu Mortgage Pass-Through Certificates Trust
3.509% due 01/25/2037 ~		37	32
4.538% due 08/25/2046 ~		249	235
5.073% due 09/25/2046 •		545	503
5.153% due 02/25/2046 •		11	11
5.353% due 11/25/2042 •		5	4

Total Non-Agency Mortgage-Backed Securities (Cost $13,167)			13,078

ASSET-BACKED SECURITIES 26.4%

AUTOMOBILE ABS OTHER 1.8%

Carvana Auto Receivables Trust
2.900% due 03/10/2028		748	732
3.160% due 06/12/2028		785	763
5.050% due 05/12/2031		500	503

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		700	701
4.640% due 01/15/2030		600	602

			3,301

AUTOMOBILE SEQUENTIAL 2.3%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		400	411
6.120% due 04/20/2027		1,000	1,006

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		275	278

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		800	817
5.490% due 06/25/2027		600	604

Lendbuzz Securitization Trust
7.500% due 12/15/2028		670	683

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		195	195

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030		94	93

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		130	131

Research-Driven Pagaya Motor Asset Trust VII
5.380% due 11/25/2030		23	22

			4,240

CMBS OTHER 3.2%

AREIT Trust
6.385% due 06/17/2039 •		1,126	1,128
6.937% due 06/17/2039 •		1,300	1,302

MF1 Ltd.
5.884% due 02/19/2037 •		1,300	1,301

Starwood Ltd.
6.172% due 11/15/2038 •		2,000	1,996

			5,727

HOME EQUITY OTHER 9.5%

ACE Securities Corp. Home Equity Loan Trust
4.552% due 07/25/2036 •		284	216
8.772% due 08/25/2040 •		691	652

Argent Securities Trust
4.572% due 07/25/2036 •		422	382
4.592% due 05/25/2036 •		2,723	653

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.354% due 01/25/2034 •		294	285

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities I Trust
4.592% due 08/25/2036 •		$74	$72

Citigroup Mortgage Loan Trust, Inc.
4.592% due 09/25/2036 •		801	620

Countrywide Asset-Backed Certificates Trust
4.113% due 01/25/2037 •		4,180	3,951
4.672% due 09/25/2047 •		288	270
4.752% due 03/25/2036 •		58	53
5.307% due 12/25/2035 •		770	766

Ellington Loan Acquisition Trust
5.322% due 05/25/2037 •		259	255

GSAMP Trust
4.342% due 12/25/2036 •		4	2
4.732% due 01/25/2037 •		902	786

HSI Asset Securitization Corp. Trust
4.412% due 01/25/2037 •		414	318

MASTR Asset-Backed Securities Trust
4.372% due 01/25/2037 •		5	1

Merrill Lynch Mortgage Investors Trust
4.572% due 08/25/2037 •		996	490
4.792% due 02/25/2037 •		1,831	516

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 01/25/2037 •		1,867	861
4.487% due 03/25/2037 •		1,436	561

NovaStar Mortgage Funding Trust
4.772% due 09/25/2036 •		956	375

Option One Mortgage Loan Trust
4.492% due 04/25/2037 •		634	441
4.492% due 05/25/2037 •		373	225
4.812% due 01/25/2036 •		732	693
5.052% due 02/25/2035 •		476	456

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		207	66

Securitized Asset-Backed Receivables LLC Trust
4.752% due 07/25/2036 •		286	113

SG Mortgage Securities Trust
4.632% due 02/25/2036 •		1,500	738

Soundview Home Loan Trust
4.352% due 06/25/2037 •		2	1
4.482% due 06/25/2037 •		436	291
4.492% due 02/25/2037 •		1,389	371
4.572% due 03/25/2037 •		75	72

Structured Asset Securities Corp. Mortgage Loan Trust
4.692% due 02/25/2037 •		201	198

WaMu Asset-Backed Certificates WaMu Trust
4.992% due 04/25/2037 •		3,882	1,410

			17,160

WHOLE LOAN COLLATERAL 0.1%

PRET LLC
5.744% due 07/25/2051 þ		239	239

OTHER ABS 9.5%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •		500	501

AlbaCore Euro CLO I DAC
3.101% due 10/18/2034 •	EUR	700	823

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		$300	287

Arcano Euro CLO II DAC
0.000% due 07/25/2039 •	EUR	600	707

Bain Capital Euro CLO DAC
3.267% due 01/22/2038 •		400	471
4.950% due 01/22/2038		500	585

Carlyle Euro CLO DAC
2.926% due 08/15/2032 •		543	638
3.221% due 08/15/2038 •		600	706

CRB Securitization Trust
6.960% due 10/20/2033		$27	27

CVC Cordatus Loan Fund VII DAC
2.644% due 09/15/2031 •	EUR	283	332

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVC Cordatus Loan Fund XXIV DAC
3.144% due 10/23/2034 •	EUR	411	$484

Gallatin CLO VIII Ltd.
6.229% due 07/15/2031 •		$600	602

Golub Capital Partners CLO 50B-R Ltd.
5.825% due 04/20/2035 •		500	500

Guggenheim CLO Ltd.
5.468% due 01/15/2035 •		800	800

Invesco Euro CLO III DAC
3.126% due 10/30/2038 •	EUR	500	588

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		$500	501

KKR CLO 21 Ltd.
5.979% due 04/15/2031 •		400	401

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •		500	501

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		395	366

Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		382	383
5.303% due 10/15/2032		600	602
5.329% due 10/15/2032		500	503
5.331% due 01/15/2032		271	273
5.628% due 07/15/2032		500	506

Pagaya AI Debt Trust
5.373% due 01/17/2033		500	504
7.573% due 08/15/2031		258	260

Palmer Square European Loan Funding DAC
4.053% due 02/15/2035 •	EUR	500	589

Shackleton CLO Ltd.
5.525% due 07/20/2034 •		$900	901

Sunbit Asset Securitization Trust
5.360% due 07/15/2030		500	502

Symphony CLO XXII Ltd.
5.509% due 04/18/2033 •		472	472

TCI-Symphony CLO Ltd.
6.132% due 10/13/2032 •		1,000	1,002

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •		500	501

Tralee CLO VI Ltd.
6.080% due 10/25/2032 •		400	401

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		35	35

			17,254

Total Asset-Backed Securities (Cost $50,913)			47,921

SOVEREIGN ISSUES 9.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (b)	BRL	19,500	3,423

Colombia Government International Bonds
8.375% due 11/07/2054		$400	424

Eagle Funding Luxco SARL
5.500% due 08/17/2030		900	914

Ecuador Government International Bonds
0.000% due 07/31/2030 (b)		300	232

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	300	302

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	110,000	648

Mexico Bonos
8.500% due 03/01/2029	MXN	13,100	726

Mexico Government International Bonds
5.850% due 07/02/2032		$200	207

Mexico Udibonos
3.000% due 12/03/2026 (d)	MXN	855	46
4.000% due 08/24/2034 (d)		2,394	125

Peru Government Bonds
6.850% due 08/12/2035	PEN	100	31
7.300% due 08/12/2033		2,800	899

Peru Government International Bonds
5.400% due 08/12/2034		3,400	949

184	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.150% due 08/12/2032	PEN	13,200	$4,030
6.950% due 08/12/2031		881	281

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	27,620	1,270
7.000% due 02/28/2031		14,900	819
8.000% due 01/31/2030		5,600	325
8.250% due 03/31/2032		2,500	143
8.500% due 01/31/2037		3,200	171
8.875% due 02/28/2035		15,300	870

Romania Government International Bonds
6.750% due 07/11/2039	EUR	400	479

Saudi Government International Bonds
5.625% due 01/13/2035		$300	320

Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	7,300	171
42.493% (BISTREFI) due 05/20/2026 ~		100	2
42.493% (BISTREFI) due 05/17/2028 ~		7,800	185

Total Sovereign Issues (Cost $16,978)			17,992

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.8%

COMMERCIAL PAPER 3.4%

Canadian Natural Resources Ltd.
4.450% due 10/22/2025	$1,830	$1,825

Dominion Energy, Inc.
4.480% due 10/03/2025	760	760

HCA, Inc.
4.600% due 10/23/2025	1,810	1,804

Keurig Dr. Pepper, Inc.
4.450% due 10/15/2025	1,830	1,827

		6,216

REPURCHASE AGREEMENTS (e) 1.4%
		2,500

U.S. TREASURY BILLS 1.0%
4.068% due 11/18/2025 (b)(c)	1,900	1,890

Total Short-Term Instruments (Cost $10,607)		10,606

Total Investments in Securities (Cost $273,329)		271,393

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 12.2%

SHORT-TERM INSTRUMENTS 12.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.2%

PIMCO Short Asset Portfolio	1,124,847	$11,036

PIMCO Short-Term Floating NAV Portfolio III	1,142,109	11,123

Total Short-Term Instruments (Cost $22,154)		22,159

Total Investments in Affiliates (Cost $22,154)		22,159

Total Investments 161.7% (Cost $295,483)		$293,552

Financial Derivative Instruments (f)(h) 10.1% (Cost or Premiums, net $7,819)		18,304

Other Assets and Liabilities, net (71.8)%		(130,307)

Net Assets 100.0%		$181,549

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.230%	09/30/2025	10/01/2025	$2,500	U.S. Treasury Notes 1.500% due 08/15/2026	$(2,552)	$2,500	$2,500

Total Repurchase Agreements						$(2,552)	$2,500	$2,500

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$3,800	$(3,062)	$(3,064)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	5,400	(4,458)	(4,550)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	9,640	(8,840)	(8,806)

Total Short Sales (9.0)%				$(16,360)	$(16,420)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	185

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$2,500	$0	$0	$2,500	$(2,552)	$(52)

Total Borrowings and Other Financing Transactions	$2,500	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$113.500	10/24/2025	99	$99	$(34)	$(21)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	99	$99	$(12)	$(11)

Total Written Options					$(46)	$(32)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
30-Day Federal Fund February Futures	02/2026	43	$17,280	$0	$0	$0
Canada Government 10-Year Bond December Futures	12/2025	30	2,640	9	12	0
U.S. Treasury 2-Year Note December Futures	12/2025	95	19,798	35	10	0
U.S. Treasury 5-Year Note December Futures	12/2025	265	28,937	(31)	10	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	20	2,302	32	0	(1)

				$45	$32	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Mini MSCI EAFE Index December Futures	12/2025	48	$(6,685)	$9	$0	$(26)
U.S. Treasury 10-Year Note December Futures	12/2025	15	(1,688)	15	0	0
U.S. Treasury Long-Term Bond December Futures	12/2025	1	(117)	(3)	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	36	(4,322)	(15)	21	0

				$6	$21	$(26)

Total Futures Contracts				$51	$53	$(27)

186	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.222%	$	100	$1	$(1)	$0	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326		100	1	0	1	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR	200	1	(1)	0	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.234		100	0	2	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079	$	400	5	0	5	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271		600	4	(1)	3	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.581	EUR	500	4	3	7	0	0

							$16	$2	$18	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$5,440	$(117)	$(8)	$(125)	$0	$(1)
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030	1,300	(20)	(10)	(30)	0	0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	1,900	(42)	(2)	(44)	0	0

					$(179)	$(20)	$(199)	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	13,700	$(71)	$(8)	$(79)	$19	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(2)	(2)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,600	(47)	20	(27)	5	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		800	38	(14)	24	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	$	8,510	38	(101)	(63)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		2,080	(24)	22	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		3,400	0	(1)	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		800	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		1,390	0	18	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,440	22	(52)	(30)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,470	(78)	5	(73)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		8,110	(133)	(8)	(141)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	(31)	(25)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,700	1,527	109	1,636	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,020	(11)	(5)	(16)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		1,700	(45)	18	(27)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,100	399	(153)	246	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,100	82	(69)	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,830	6	(34)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		280	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		300	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,450	(53)	12	(41)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	187

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	$	100	$0	$(2)	$(2)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		7,110	(1)	(56)	(57)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,700	26	52	78	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		4,600	886	1,337	2,223	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		200	46	29	75	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,360	0	21	21	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,410	0	24	24	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,550	83	240	323	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,100	80	350	430	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,700	(317)	36	(281)	0	(11)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	700	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		7,800	0	(7)	(7)	0	(2)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		14,700	0	3	3	2	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		400	0	0	0	0	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	2,000	0	1	1	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		2,000	0	(16)	(16)	0	(1)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	9,500	0	(3)	(3)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,800	(21)	108	87	13	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,200	43	(9)	34	8	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		90	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	4,600	0	5	5	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		17,200	(28)	(25)	(53)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030	$	3,400	0	20	20	1	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		2,800	0	14	14	0	0
Receive	CPURNSA	2.452	Maturity	07/20/2052		1,000	0	19	19	1	0

							$2,435	$1,842	$4,277	$88	$(47)

Total Swap Agreements							$2,272	$1,824	$4,096	$88	$(48)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$53	$88	$141	$(32)	$(27)	$(48)	$(107)

188	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(g)

Securities with an aggregate market value of $555 and cash of $5,076 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	5,698		$6,646	$0	$(44)
	10/2025		$1,789	CAD	2,488	0	(1)
	11/2025	CAD	2,485		$1,789	1	0

BOA	10/2025	CHF	121		151	0	(1)
	10/2025	EUR	317		371	0	(1)
	10/2025	GBP	145		196	1	0
	10/2025	JPY	4,353		29	0	0
	10/2025		$203	CHF	161	0	(1)
	10/2025		50	ILS	169	1	0
	10/2025		108	INR	9,571	0	(1)
	10/2025		357	JPY	52,904	1	0
	10/2025		110	KRW	152,822	0	(1)
	10/2025		53	NZD	92	0	0
	10/2025		165	PEN	609	10	0
	10/2025		33	PLN	119	0	0
	11/2025	ILS	340		$101	0	(2)
	11/2025	NZD	92		53	0	0
	11/2025		$30	ILS	100	0	0
	11/2025		29	JPY	4,338	0	0
	11/2025	ZAR	2,672		$153	0	(1)

BPS	10/2025	BRL	1,904		322	0	(36)
	10/2025	CNH	2,666		374	0	0
	10/2025	IDR	8,037,366		486	5	(1)
	10/2025	INR	10,998		125	1	0
	10/2025	JPY	5,043		34	0	0
	10/2025	TWD	19,754		657	9	(1)
	10/2025		$348	BRL	1,904	10	0
	10/2025		536	EUR	454	0	(3)
	10/2025		351	IDR	5,790,540	0	(4)
	10/2025		519	KRW	717,795	0	(8)
	10/2025		184	PLN	671	0	0
	11/2025	IDR	1,336,909		$80	0	0
	11/2025	INR	8,901		100	0	0
	11/2025	KRW	70,091		50	0	0
	11/2025		$100	ILS	336	1	0
	11/2025		34	JPY	5,026	0	0
	12/2025	TWD	2,438		$81	1	0
	12/2025		$119	IDR	1,995,154	1	0
	12/2025		133	MXN	2,534	4	0
	04/2026	BRL	700		$122	0	(4)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	189

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	10/2025	CHF	536		$671	$0	$(2)
	10/2025		$797	CHF	639	6	0
	10/2025		382	GBP	284	0	0
	10/2025		53	MXN	990	1	0
	10/2025		0	NOK	1	0	0
	10/2025		102	PLN	373	1	0
	10/2025		29	TRY	1,236	1	0
	11/2025	NOK	1		$0	0	0
	11/2025		$671	CHF	534	2	0
	11/2025		22	TRY	963	0	0
	11/2025	ZAR	7,735		$439	0	(7)
	12/2025	PEN	1,308		366	0	(10)
	12/2025		$495	TRY	21,798	3	0

BSH	10/2025	BRL	1,300		$244	0	0
	10/2025	EUR	590		685	0	(7)
	10/2025		$239	BRL	1,300	5	0
	10/2025		16	NZD	27	0	0
	11/2025	NZD	27		$16	0	0
	11/2025	PEN	690		187	0	(11)
	12/2025		5,418		1,522	0	(35)
	12/2025		$1,006	BRL	5,584	28	0
	03/2026	PEN	1,144		$328	0	(1)
	04/2026	BRL	1,300		229	0	(5)

CBK	10/2025	AUD	337		220	0	(3)
	10/2025	BRL	7,784		1,464	1	0
	10/2025	CNH	50		7	0	0
	10/2025	DKK	95		15	0	0
	10/2025	EUR	544		636	0	(3)
	10/2025	GBP	135		183	2	0
	10/2025	IDR	4,940,449		299	3	(1)
	10/2025	INR	16,511		186	0	0
	10/2025	JPY	81,900		557	4	0
	10/2025	KRW	511,899		370	5	0
	10/2025	SGD	1,258		981	6	0
	10/2025	THB	2,814		87	0	0
	10/2025	TWD	20,861		704	18	0
	10/2025		$1,408	BRL	7,784	54	0
	10/2025		650	EUR	555	2	0
	10/2025		253	GBP	187	0	(1)
	10/2025		712	IDR	11,671,294	0	(13)
	10/2025		461	INR	40,474	0	(6)
	10/2025		12	NOK	118	0	0
	10/2025		936	PEN	3,284	10	0
	10/2025		111	SEK	1,055	1	0
	10/2025		292	TWD	8,903	0	0
	10/2025	ZAR	1,919		$111	0	0
	11/2025	NOK	118		12	0	0
	11/2025		$56	ILS	187	1	0
	11/2025		186	INR	16,543	0	0
	11/2025		108	ZAR	1,880	1	0
	11/2025	ZAR	2,354		$136	0	0
	12/2025	PEN	3,291		936	0	(10)
	12/2025	TWD	31,338		1,049	14	0
	12/2025		$123	IDR	2,060,501	1	0
	01/2026	TWD	4,089		$136	0	0
	03/2026	PEN	5,156		1,463	0	(16)
	08/2026		$108	ZAR	1,923	1	0

DUB	10/2025	CNH	5,712		$803	2	0
	10/2025	IDR	2,956,546		180	3	0
	10/2025	INR	26,792		302	0	0
	10/2025	KRW	111,563		80	1	0
	10/2025		$146	ILS	500	5	0
	10/2025		228	INR	20,203	0	(1)
	10/2025		555	PLN	2,020	1	0
	11/2025	ILS	500		$146	0	(5)
	11/2025	INR	1,769		20	0	0
	11/2025		$302	INR	26,845	0	0
	11/2025	ZAR	18,678		$1,067	0	(11)

FAR	10/2025	AUD	2,463		1,598	0	(32)

190	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	CHF	96		$120	$0	$0
	10/2025	CNH	2,491		351	1	0
	10/2025	SGD	452		352	2	0
	10/2025		$1,908	AUD	2,923	26	0
	10/2025		437	INR	38,586	0	(3)
	10/2025		1,361	JPY	200,134	0	(8)
	10/2025		700	PEN	2,444	3	0
	10/2025		220	PLN	804	1	0
	10/2025		2,706	SGD	3,486	0	(4)
	11/2025	AUD	2,923		$1,909	0	(26)
	11/2025	PEN	2,723		742	0	(42)
	11/2025	SGD	3,477		2,706	4	0
	11/2025		$120	CHF	96	0	0
	12/2025	MXN	15,360		$810	0	(22)
	12/2025		$97	PEN	342	2	0
	02/2026	PEN	2,453		$700	0	(3)

GLM	10/2025	BRL	3,000		490	0	(74)
	10/2025	CHF	23		29	0	0
	10/2025	CNH	196		28	0	0
	10/2025	IDR	2,025,921		121	0	0
	10/2025	SGD	39		30	0	0
	10/2025		$554	BRL	3,000	10	0
	10/2025		105	IDR	1,731,999	0	(1)
	10/2025		125	INR	10,996	0	(2)
	10/2025		59	MXN	1,105	1	0
	11/2025		20	ILS	67	0	0
	12/2025	MXN	187		$10	0	0
	12/2025		$118	IDR	1,978,528	0	0
	04/2026	BRL	4,900		$849	0	(32)

IND	10/2025	AUD	123		80	0	(1)
	10/2025		$16	DKK	103	0	0
	11/2025	DKK	103		$16	0	0

JPM	10/2025	CAD	2,486		1,799	13	0
	10/2025	IDR	5,895,287		353	0	0
	10/2025	KRW	193,094		139	2	0
	10/2025	SGD	275		214	1	0
	10/2025	TWD	1,996		65	0	(1)
	10/2025		$11	DKK	72	0	0
	10/2025		154	EUR	131	0	0
	10/2025		466	IDR	7,747,528	0	(1)
	10/2025		50	ILS	167	1	0
	10/2025		72	INR	6,350	0	(1)
	10/2025		67	PLN	247	1	0
	10/2025		29	TWD	887	0	0
	11/2025	DKK	71		$11	0	0
	11/2025	ZAR	16,540		944	0	(11)
	12/2025		$102	MXN	1,912	1	0
	04/2026	BRL	12,600		$2,134	0	(132)

MBC	10/2025	CHF	234		294	0	0
	10/2025	CNH	2,907		409	1	0
	10/2025	EUR	506		597	3	0
	10/2025	IDR	292,669		18	0	0
	10/2025	JPY	34,600		235	1	0
	10/2025	KRW	716,381		514	3	0
	10/2025	SEK	2,289		239	0	(4)
	10/2025	SGD	1,427		1,113	7	0
	10/2025	THB	2,017		63	0	0
	10/2025		$100	CHF	79	0	(1)
	10/2025		290	CNH	2,065	0	0
	10/2025		210	GBP	156	0	0
	10/2025		403	KRW	562,843	0	(2)
	10/2025		0	NOK	1	0	0
	10/2025		110	SEK	1,055	2	0
	10/2025		80	THB	2,590	0	0
	11/2025	CNH	2,060		$290	0	0
	11/2025	NOK	1		0	0	0
	11/2025		$29	JPY	4,273	0	0
	12/2025		171	MXN	3,200	2	0

MYI	10/2025	CNH	2,935		$412	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	191

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	IDR	1,183,947		$72	$1	$0
	10/2025	JPY	95,350		639	0	(6)
	10/2025		$418	JPY	61,828	0	0
	10/2025		101	PLN	364	0	0
	10/2025		135	TWD	4,056	0	(1)
	11/2025		639	JPY	95,020	6	0
	12/2025	TWD	4,030		$135	2	0
	12/2025		$179	MXN	3,375	4	0

NGF	10/2025	KRW	255,758		$184	2	0
	10/2025		$94	IDR	1,555,604	0	(1)
	11/2025		452	TRY	19,751	8	0

SCX	10/2025	CNH	2,134		$300	1	0
	10/2025	DKK	80		12	0	0
	10/2025	IDR	2,519,227		151	0	0
	10/2025	INR	18,779		211	0	0
	10/2025	PEN	5,725		1,620	0	(29)
	10/2025	SEK	350		37	0	0
	10/2025	SGD	36		28	0	0
	10/2025	TWD	11,695		395	10	0
	10/2025		$697	GBP	521	4	0
	10/2025		105	IDR	1,725,890	0	(2)
	10/2025		223	INR	19,659	0	(2)
	10/2025		78	JPY	11,405	0	0
	11/2025	GBP	521		$697	0	(4)
	11/2025		$191	INR	17,045	0	0
	11/2025		0	JPY	21	0	0
	12/2025		151	IDR	2,525,594	0	0

SOG	10/2025	BRL	8,913		$1,670	0	(5)
	10/2025	JPY	207,649		1,395	0	(9)
	10/2025	NZD	119		70	0	0
	10/2025		$1,676	BRL	8,913	0	(1)
	10/2025		163	CHF	130	0	0
	10/2025		7,662	EUR	6,515	0	(13)
	10/2025		710	JPY	104,436	0	(4)
	11/2025	EUR	6,515		$7,677	13	0
	11/2025		$1,395	JPY	206,931	9	0
	12/2025		1,670	BRL	9,039	4	0

SSB	10/2025	GBP	868		$1,170	3	0
	12/2025	PEN	523		141	0	(9)

UAG	10/2025	ILS	886		266	0	(2)
	10/2025	NOK	125		12	0	0
	10/2025		$15	ILS	50	1	0
	10/2025		1,084	INR	95,715	0	(8)
	10/2025		100	PLN	364	0	0
	10/2025		80	THB	2,589	0	0
	10/2025		111	ZAR	1,919	0	0
	10/2025	ZAR	1,919		$111	0	0
	11/2025	ILS	50		15	0	0
	11/2025	ZAR	8,414		477	0	(8)
	12/2025	TRY	1,643		35	0	(2)

Total Forward Foreign Currency Contracts						$386	$(767)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,200	$5	$3
	Call - OTC USD versus HKD		7.800	08/24/2026	4,600	6	5
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	910	40	49

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	540	9	16
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	900	1	1

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	1,600	2	2
	Call - OTC USD versus HKD		7.800	08/24/2026	1,800	3	2

						$66	$78

192	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	2,100	$16	$17
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	500	2	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	1,100	9	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	1	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	600	53	50
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	600	53	50
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	55
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	47
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	900	78	83
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	900	78	70

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,600	129	147
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,100	169	143

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	124,100	623	541
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	124,100	623	605
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,400	208	216
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	1,900	164	171

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	2,600	4	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	5,100	4	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	5,100	5	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,500	132	128
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,500	132	123
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	4,800	387	440
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	6,300	508	427

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	5,400	11	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	300	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	2,300	203	197
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	2,300	203	189

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	22,700	17	16
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	5,500	5	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	2,100	9	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,500	33	27
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,200	44	38
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,200	32	21
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	600	53	51
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	600	53	49

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,200	106	104
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,200	106	98

							$4,379	$4,145

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$	97.961	10/07/2025	1,700	$2	$0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		97.945	10/07/2025	8,700	11	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		97.977	10/07/2025	8,700	12	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		98.063	10/07/2025	6,900	8	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		99.547	11/06/2025	5,500	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		98.969	12/04/2025	3,600	5	3

						$42	$3

Total Purchased Options						$4,487	$4,226

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	193

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	10,800	$(10)	$(5)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,200	$(2)	$(2)
	Call - OTC USD versus HKD		7.850	08/24/2026	4,600	(2)	(3)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,810	(38)	(47)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	540	(2)	(2)
	Call - OTC USD versus BRL		5.800	11/07/2025	540	(4)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	900	0	(1)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	1,600	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	1,800	(1)	(1)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	300	(10)	(2)

						$(60)	$(60)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.086%	10/07/2025	6,300	$(14)	$0

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	2,600	(5)	(5)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131	11/06/2025	3,700	(4)	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	4,100	(8)	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	2,300	(9)	(11)

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.082	10/07/2025	5,200	(11)	0

							$(51)	$(16)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$	96.547	10/07/2025	2,200	$(4)	$(13)

Total Written Options						$(125)	$(94)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	0.872%	$	100	$(1)	$1	$0	$0

JPM	Hochtief AG	5.000	Quarterly	12/20/2025	0.157	EUR	300	69	(65)	4	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.016	$	400	3	(4)	0	(1)

								$71	$(68)	$4	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	483	$94	$6	$100	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		966	191	10	201	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		387	77	3	80	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		3,866	798	3	801	0

							$1,160	$22	$1,182	$0

194	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	NDDUEAFE Index	1,344	4.460% (SOFR plus a specified spread)	Monthly	11/19/2025	$13,592	$0	$(8)	$0	$(8)

JPM	Receive	NDDUEAFE Index	2,544	4.475% (SOFR plus a specified spread)	Monthly	07/08/2026	25,729	0	(90)	0	(90)

MYI	Receive	NDDUEAFE Index	1,881	4.490% (SOFR plus a specified spread)	Monthly	06/03/2026	19,023	0	(67)	0	(67)

UAG	Receive	NDDUEAFE Index	12,144	4.405% (FEDL01 plus a specified spread)	Maturity	10/01/2025	103,811	0	13,525	13,525	0
	Receive	NDDUEAFE Index	375	4.390% (SOFR plus a specified spread)	Monthly	11/05/2025	3,793	0	(13)	0	(13)
	Receive	NDDUEAFE Index	373	4.465% (SOFR plus a specified spread)	Monthly	05/06/2026	3,772	0	(13)	0	(13)

								$0	$13,334	$13,525	$(191)

Total Swap Agreements								$1,231	$13,288	$14,711	$(192)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$1	$0	$0	$1	$(45)	$0	$0	$(45)	$(44)	$0	$(44)
BOA	13	448	100	561	(8)	(52)	0	(60)	501	0	501
BPS	32	0	201	233	(57)	0	0	(57)	176	(270)	(94)
BRC	14	290	0	304	(19)	0	0	(19)	285	0	285
BSH	33	0	0	33	(59)	0	0	(59)	(26)	0	(26)
CBK	124	0	0	124	(53)	0	(8)	(61)	63	0	63
DUB	12	1,533	0	1,545	(17)	(5)	0	(22)	1,523	0	1,523
FAR	39	0	0	39	(140)	0	0	(140)	(101)	0	(101)
GLM	11	1,137	0	1,148	(109)	(4)	0	(113)	1,035	0	1,035
GSC	0	3	0	3	0	(13)	0	(13)	(10)	0	(10)
GST	0	0	80	80	0	(5)	0	(5)	75	0	75
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	19	396	805	1,220	(146)	0	(91)	(237)	983	(680)	303
MBC	19	4	0	23	(7)	(2)	0	(9)	14	0	14
MYC	0	213	0	213	0	(11)	0	(11)	202	0	202
MYI	14	0	0	14	(7)	0	(67)	(74)	(60)	0	(60)
NGF	10	202	0	212	(1)	0	0	(1)	211	0	211
SCX	15	0	0	15	(37)	0	0	(37)	(22)	0	(22)
SOG	26	0	0	26	(32)	0	0	(32)	(6)	0	(6)
SSB	3	0	0	3	(9)	0	0	(9)	(6)	0	(6)
UAG	1	0	13,525	13,526	(20)	(2)	(26)	(48)	13,478	(12,730)	748

Total Over the Counter	$386	$4,226	$14,711	$19,323	$(767)	$(94)	$(192)	$(1,053)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	195

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$53	$53
Swap Agreements	0	0	0	0	88	88

	$0	$0	$0	$0	$141	$141

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$386	$0	$386
Purchased Options	0	0	0	78	4,148	4,226
Swap Agreements	0	1,186	13,525	0	0	14,711

	$0	$1,186	$13,525	$464	$4,148	$19,323

	$0	$1,186	$13,525	$464	$4,289	$19,464

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$32	$32
Futures	0	0	26	0	1	27
Swap Agreements	0	1	0	0	47	48

	$0	$1	$26	$0	$80	$107

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$767	$0	$767
Written Options	0	5	0	60	29	94
Swap Agreements	0	1	191	0	0	192

	$0	$6	$191	$827	$29	$1,053

	$0	$7	$217	$827	$109	$1,160

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$45	$45
Futures	0	0	314	0	11	325
Swap Agreements	0	(203)	0	0	639	436

	$0	$(203)	$314	$0	$695	$806

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,903)	$0	$(1,903)
Purchased Options	0	0	0	0	(53)	(53)
Written Options	0	4	0	0	115	119
Swap Agreements	0	156	7,883	0	0	8,039

	$0	$160	$7,883	$(1,903)	$62	$6,202

	$0	$(43)	$8,197	$(1,903)	$757	$7,008

196	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	(31)	0	(35)	(66)
Swap Agreements	0	(20)	0	0	(665)	(685)

	$0	$(20)	$(31)	$0	$(686)	$(737)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(260)	$0	$(260)
Purchased Options	0	0	0	11	(256)	(245)
Written Options	0	5	0	0	(7)	(2)
Swap Agreements	0	45	15,397	0	0	15,442

	$0	$50	$15,397	$(249)	$(263)	$14,935

	$0	$30	$15,366	$(249)	$(949)	$14,198

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,336	$0	$5,336
Industrials	0	695	1,800	2,495
Utilities	0	1,232	0	1,232
U.S. Government Agencies	0	158,763	0	158,763
U.S. Treasury Obligations	0	13,970	0	13,970
Non-Agency Mortgage-Backed Securities	0	13,078	0	13,078
Asset-Backed Securities
Automobile ABS Other	0	3,301	0	3,301
Automobile Sequential	0	4,240	0	4,240
CMBS Other	0	5,727	0	5,727
Home Equity Other	0	17,160	0	17,160
Whole Loan Collateral	0	239	0	239
Other ABS	0	17,254	0	17,254
Sovereign Issues	0	17,992	0	17,992
Short-Term Instruments
Commercial Paper	0	6,216	0	6,216
Repurchase Agreements	0	2,500	0	2,500
U.S. Treasury Bills	0	1,890	0	1,890

	$0	$269,593	$1,800	$271,393

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,159	$0	$0	$22,159

Total Investments	$22,159	$269,593	$1,800	$293,552

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,420)	$0	$(16,420)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	129	0	141
Over the counter	0	19,323	0	19,323

	$12	$19,452	$0	$19,464

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(81)	0	(107)
Over the counter	0	(1,053)	0	(1,053)

	$(26)	$(1,134)	$0	$(1,160)

Total Financial Derivative Instruments	$(14)	$18,318	$0	$18,304

Totals	$22,145	$271,491	$1,800	$295,436

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	197

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 169.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Altice France SA
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~	$375	$364

Oi SA
TBD% due 12/30/2050 «	211	2

Total Loan Participations and Assignments (Cost $564)		366

CORPORATE BONDS & NOTES 52.8%

BANKING & FINANCE 22.0%

Agree LP
2.000% due 06/15/2028	900	849
4.800% due 10/01/2032	1,800	1,815

AIA Group Ltd.
3.200% due 09/16/2040	900	708

Ally Financial, Inc.
6.848% due 01/03/2030 •	1,200	1,270

American Assets Trust LP
3.375% due 02/01/2031	1,100	1,000

American Tower Corp.
2.300% due 09/15/2031	2,800	2,476

Antares Holdings LP
3.750% due 07/15/2027	1,200	1,167

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	250	235

Aviation Capital Group LLC
4.875% due 10/01/2025	300	300

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	284	273
5.500% due 01/15/2026	1,300	1,302

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	1,800	1,915

Bank of America Corp.
2.299% due 07/21/2032 •	300	266
5.468% due 01/23/2035 •	1,700	1,776

Barclays PLC
5.690% due 03/12/2030 •	1,600	1,663
6.125% due 12/15/2025 •(g)(h)	1,700	1,702
6.692% due 09/13/2034 •	1,600	1,771

BNP Paribas SA
3.132% due 01/20/2033 •	1,300	1,184
4.500% due 02/25/2030 •(g)(h)	300	275

Brixmor Operating Partnership LP
4.125% due 05/15/2029	200	198

Cantor Fitzgerald LP
7.200% due 12/12/2028	1,600	1,710

Capital One NA
4.650% due 09/13/2028	1,000	1,012

Carlyle Holdings II Finance LLC
5.625% due 03/30/2043	1,100	1,104

Commonwealth Bank of Australia
3.743% due 09/12/2039 (h)	1,300	1,089

COPT Defense Properties LP
2.900% due 12/01/2033	2,100	1,779

CoStar Group, Inc.
2.800% due 07/15/2030	600	549

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(c)	300	33

Cousins Properties LP
5.250% due 07/15/2030	500	512

Credit Suisse AG AT1 Claim	200	26

Crown Castle, Inc.
3.250% due 01/15/2051	600	405
4.000% due 11/15/2049	800	615

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026	4,200	4,184

Deutsche Bank AG
3.729% due 01/14/2032 •	1,300	1,219
3.742% due 01/07/2033 •	3,600	3,317

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equitable Holdings, Inc.
4.572% due 02/15/2029		$257	$258

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	602

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,200	1,181
3.375% due 11/13/2025		800	799
6.125% due 03/08/2034		600	603

GA Global Funding Trust
2.900% due 01/06/2032		1,100	975
5.500% due 01/08/2029		1,200	1,243

Global Atlantic Fin Co.
3.125% due 06/15/2031		2,750	2,485

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		3,500	3,152

Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •		1,500	1,570

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		215	213

Healthcare Realty Holdings LP
3.500% due 08/01/2026		1,300	1,291

HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,488
4.041% due 03/13/2028 •		300	299
4.600% due 12/17/2030 •(g)(h)		1,700	1,614
5.402% due 08/11/2033 •		300	311
6.254% due 03/09/2034 •		1,600	1,743

ING Groep NV
5.550% due 03/19/2035 •		700	728

Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	2,378

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,300	2,802

JPMorgan Chase & Co.
5.350% due 06/01/2034 •		1,800	1,876

Lloyds Banking Group PLC
5.679% due 01/05/2035 •		2,500	2,622

LXP Industrial Trust
2.700% due 09/15/2030		500	457

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		600	542

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,265

Morgan Stanley
0.000% due 04/02/2032 þ(i)		8,600	6,213
5.173% due 01/16/2030 •		100	103

Nasdaq, Inc.
2.500% due 12/21/2040		1,100	780

National Health Investors, Inc.
3.000% due 02/01/2031		800	724

Nationwide Building Society
4.000% due 09/14/2026		1,130	1,128

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		600	464

NatWest Group PLC
4.600% due 06/28/2031 •(g)(h)		200	183
5.076% due 01/27/2030 •		1,200	1,226
5.778% due 03/01/2035 •		1,800	1,899

Nomura Holdings, Inc.
2.999% due 01/22/2032		2,300	2,082
3.103% due 01/16/2030		500	472

Nykredit Realkredit AS
1.500% due 10/01/2052	DKK	4,731	588
1.500% due 10/01/2053		2,060	264

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		$1,600	1,486

OneMain Finance Corp.
3.500% due 01/15/2027		2,300	2,249

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875% due 05/15/2029		900	878

Prologis LP
3.375% due 12/15/2027		300	297

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rexford Industrial Realty LP
2.125% due 12/01/2030		$1,400	$1,247

Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,000	926

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,400	1,368
4.320% due 09/22/2029 •		1,200	1,197

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	1,100	1,277

Societe Generale SA
5.375% due 11/18/2030 •(g)(h)		$700	661

Standard Chartered PLC
3.603% due 01/12/2033 •		2,200	2,035

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		1,100	1,060

Store Capital LLC
2.700% due 12/01/2031		2,800	2,457

Sumitomo Mitsui Financial Group, Inc.
5.424% due 07/09/2031		1,500	1,574

SURA Asset Management SA
4.375% due 04/11/2027		270	269

Synchrony Financial
2.875% due 10/28/2031 (k)		4,900	4,341

Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	1,018

UBS Group AG
3.091% due 05/14/2032 •		1,400	1,296
3.869% due 01/12/2029 •		1,700	1,686
4.194% due 04/01/2031 •		250	247
4.375% due 02/10/2031 •(g)(h)		600	547
5.428% due 02/08/2030 •		2,100	2,170
6.301% due 09/22/2034 •		1,700	1,857

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		1,300	1,270

Wells Fargo & Co.
2.572% due 02/11/2031 •		1,600	1,487
4.078% due 09/15/2029 •		1,200	1,196
5.198% due 01/23/2030 •		1,700	1,751

			126,169

INDUSTRIALS 25.0%

Air Canada Pass-Through Trust
5.250% due 10/01/2030		661	677

Aker BP ASA
3.100% due 07/15/2031		1,000	915

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		851	853

Alcon Finance Corp.
3.800% due 09/23/2049		500	387

Altice France SA
4.250% due 10/15/2029	EUR	1,100	1,122

Altria Group, Inc.
4.800% due 02/14/2029		$258	262

American Airlines Pass-Through Trust
2.875% due 01/11/2036		2,601	2,362
3.350% due 04/15/2031		1,304	1,260
3.375% due 11/01/2028		999	983
3.600% due 04/15/2031		155	148
3.650% due 12/15/2029		304	293

Amgen, Inc.
3.350% due 02/22/2032		1,600	1,503

Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		1,500	1,443

Aptiv Swiss Holdings Ltd.
3.100% due 12/01/2051		3,600	2,287

Arrow Electronics, Inc.
2.950% due 02/15/2032		800	715

Ashtead Capital, Inc.
5.800% due 04/15/2034		1,700	1,782

AutoNation, Inc.
4.750% due 06/01/2030		400	402

Bacardi Ltd.
4.700% due 05/15/2028		1,200	1,211

198	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	$900	$652

BAT Capital Corp.
6.421% due 08/02/2033	1,800	1,977

Bayer U.S. Finance LLC
6.500% due 11/21/2033	3,000	3,237

Beignet
6.850% due 06/01/2049 «(b)	5,700	5,700

Boardwalk Pipelines LP
3.400% due 02/15/2031	2,000	1,874

Boeing Co.
3.250% due 02/01/2035	700	608
3.600% due 05/01/2034	700	634
3.650% due 03/01/2047	400	293
3.750% due 02/01/2050	700	518
6.528% due 05/01/2034	4,000	4,425

British Airways Pass-Through Trust
3.300% due 06/15/2034	1,980	1,876
3.800% due 03/20/2033	496	485
4.125% due 03/20/2033	801	773

Broadcom, Inc.
4.300% due 11/15/2032	1,300	1,284

Cameron LNG LLC
3.302% due 01/15/2035	300	261

Carrier Global Corp.
3.377% due 04/05/2040	500	404

Catholic Health Services of Long Island Obligated Group
3.368% due 07/01/2050	500	357

CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031	1,100	1,028

Centene Corp.
2.450% due 07/15/2028	1,400	1,302
4.625% due 12/15/2029	500	485

Charter Communications Operating LLC/Charter Communications Operating Capital
4.400% due 12/01/2061	4,200	2,912
5.375% due 05/01/2047	1,300	1,124

Conagra Brands, Inc.
5.300% due 11/01/2038	1,100	1,057
5.750% due 08/01/2035	400	408

Continental Resources, Inc.
2.268% due 11/15/2026	2,000	1,951

CSN Resources SA
4.625% due 06/10/2031	1,600	1,302

CVS Health Corp.
5.050% due 03/25/2048	800	712
6.000% due 06/01/2063	1,600	1,577

CVS Pass-Through Trust
4.704% due 01/10/2036	2,089	2,001

DAE Funding LLC
3.375% due 03/20/2028	1,900	1,841

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/2025	83	83

Elevance Health, Inc.
4.650% due 01/15/2043	1,600	1,440

Energy Transfer LP
4.150% due 09/15/2029	700	694
6.625% due 10/15/2036	500	546
7.500% due 07/01/2038	400	466

Ferguson Enterprises, Inc.
4.350% due 03/15/2031	600	596

Ferguson Finance PLC
3.250% due 06/02/2030	400	380

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	2,400	2,209

Fresenius Medical Care U.S. Finance III, Inc.
2.375% due 02/16/2031	700	618

Global Payments, Inc.
2.900% due 05/15/2030	400	370
2.900% due 11/15/2031	3,100	2,781

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	700	641

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875% due 07/01/2031		$2,100	$1,961

Humana, Inc.
5.375% due 04/15/2031		1,400	1,440

Huntsman International LLC
4.500% due 05/01/2029		500	479

Hyatt Hotels Corp.
5.375% due 12/15/2031		1,285	1,314

Hyundai Capital America
2.100% due 09/15/2028		1,700	1,594

Imperial Brands Finance PLC
6.125% due 07/27/2027		800	826

IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032		1,300	1,351

JetBlue Pass-Through Trust
4.000% due 05/15/2034		1,199	1,131

Leidos, Inc.
4.375% due 05/15/2030		400	399

Mars, Inc.
5.650% due 05/01/2045		1,100	1,117

Marvell Technology, Inc.
1.650% due 04/15/2026		1,700	1,675

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	985
5.750% due 07/21/2028		600	599

Motorola Solutions, Inc.
2.300% due 11/15/2030		1,200	1,085

MPLX LP
2.650% due 08/15/2030		700	643

National Fuel Gas Co.
2.950% due 03/01/2031		1,000	913

Newmont Corp./Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		201	207

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		3,100	2,922

NTT Finance Corp.
5.171% due 07/16/2032		600	615

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.250% due 11/30/2051		1,300	873

Oracle Corp.
5.950% due 09/26/2055		1,500	1,496

Penske Truck Leasing Co. LP/PTL Finance Corp.
3.350% due 11/01/2029		500	479

Petroleos Mexicanos
6.950% due 01/28/2060		3,228	2,657

Prosus NV
4.987% due 01/19/2052		3,400	2,754

PTC, Inc.
4.000% due 02/15/2028		400	392

QatarEnergy
3.125% due 07/12/2041		1,500	1,158

Rackspace Technology Global, Inc.
5.375% due 12/01/2028		1,000	270

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		1,200	1,059

Revvity, Inc.
3.300% due 09/15/2029		300	287

Rogers Communications, Inc.
3.800% due 03/15/2032		1,200	1,134

Rolls-Royce PLC
3.625% due 10/14/2025		200	200

Royalty Pharma PLC
4.450% due 03/25/2031		1,200	1,190

Santos Finance Ltd.
3.649% due 04/29/2031		900	841

Sasol Financing USA LLC
4.375% due 09/18/2026		500	498

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		98	93

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	293	343

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Studio City Finance Ltd.
5.000% due 01/15/2029		$500	$482

T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,504
3.875% due 04/15/2030		400	392
5.150% due 04/15/2034		1,400	1,433

TD SYNNEX Corp.
1.750% due 08/09/2026		800	782
2.375% due 08/09/2028		1,600	1,519

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,700	2,530

Texas Eastern Transmission LP
4.150% due 01/15/2048		2,800	2,251

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	91	137

Thames Water Utilities Finance PLC
4.375% due 07/03/2036		900	845

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (d)		7	8

Time Warner Cable LLC
5.875% due 11/15/2040		$400	383

TMS Issuer SARL
5.780% due 08/23/2032		1,100	1,155

TransCanada PipeLines Ltd.
7.250% due 08/15/2038		150	174

Tyson Foods, Inc.
5.400% due 03/15/2029		1,300	1,345
5.700% due 03/15/2034		1,800	1,898

United Airlines Pass-Through Trust
3.500% due 09/01/2031		911	875
4.000% due 10/11/2027		455	454
5.875% due 04/15/2029		2,471	2,542

Utah Acquisition Sub, Inc.
5.250% due 06/15/2046		100	83

Vale Overseas Ltd.
3.750% due 07/08/2030		300	289

Vessel Management Services, Inc.
3.432% due 08/15/2036		1,089	974

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	300	362
7.750% due 04/15/2032		$200	210

VMware LLC
2.200% due 08/15/2031		4,200	3,706

Volkswagen Group of America Finance LLC
4.850% due 09/11/2030		800	804

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	1,600	1,823

Western Digital Corp.
2.850% due 02/01/2029		$1,500	1,412

Williams Cos., Inc.
8.750% due 03/15/2032		137	166

Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,591
4.500% due 03/04/2029		700	700
5.700% due 09/12/2054		300	288

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		400	400

			142,984

UTILITIES 5.8%

AEP Texas, Inc.
4.150% due 05/01/2049		400	314
5.400% due 06/01/2033		600	617

American Water Capital Corp.
4.150% due 06/01/2049		300	246

AT&T, Inc.
3.800% due 12/01/2057		2,681	1,913
6.050% due 08/15/2056		1,000	1,037

Duke Energy Carolinas LLC
6.450% due 10/15/2032		700	777

Edison International
5.450% due 06/15/2029		1,500	1,512

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	199

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Electricite de France SA
4.875% due 09/21/2038		$1,400	$1,323

Enel Finance International NV
4.375% due 09/30/2030		1,300	1,292

Entergy Texas, Inc.
5.800% due 09/01/2053		1,200	1,221

FirstEnergy Corp.
4.850% due 07/15/2047		545	483

Jersey Central Power & Light Co.
4.400% due 01/15/2031		600	598

New York State Electric & Gas Corp.
5.850% due 08/15/2033		600	640

NextEra Energy Capital Holdings, Inc.
4.670% due 06/12/2035	CAD	1,500	1,111

NRG Energy, Inc.
2.450% due 12/02/2027		$1,100	1,055

Pacific Gas & Electric Co.
3.300% due 12/01/2027		500	489
4.200% due 06/01/2041		700	575
4.250% due 03/15/2046		500	394
4.400% due 03/01/2032		2,500	2,440
4.550% due 07/01/2030		1,300	1,292
6.000% due 08/15/2035		200	209
6.100% due 10/15/2055 (b)		1,100	1,098

PacifiCorp
5.300% due 02/15/2031		1,700	1,764
5.750% due 04/01/2037		400	414
6.250% due 10/15/2037		800	858

Public Service Co. of Colorado
5.150% due 09/15/2035		1,100	1,115

Puget Energy, Inc.
4.100% due 06/15/2030		500	489

San Diego Gas & Electric Co.
4.300% due 04/01/2042		1,000	864

Sempra
5.500% due 08/01/2033		600	626
6.000% due 10/15/2039		500	521

Southern California Edison Co.
3.650% due 02/01/2050		200	140
5.625% due 02/01/2036		200	202
6.650% due 04/01/2029		200	210

Southern Co. Gas Capital Corp.
4.400% due 06/01/2043		1,600	1,381

Telefonica Europe BV
8.250% due 09/15/2030		1,250	1,445

Virginia Electric & Power Co.
8.875% due 11/15/2038		300	404

Wisconsin Electric Power Co.
4.300% due 12/15/2045		2,400	2,039

Xcel Energy, Inc.
5.450% due 08/15/2033		300	311

			33,419

Total Corporate Bonds & Notes (Cost $323,143)			302,572

MUNICIPAL BONDS & NOTES 2.2%

CALIFORNIA 0.8%

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		200	235

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041		1,500	1,178

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,365	1,500

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112		2,000	1,700

			4,613

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 0.4%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	$2,275	$2,496

MARYLAND 0.3%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.197% due 07/01/2050	2,200	1,509

OHIO 0.4%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,045

TEXAS 0.3%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.919% due 11/01/2050	2,400	1,701

Total Municipal Bonds & Notes (Cost $14,361)		12,364

U.S. GOVERNMENT AGENCIES 23.6%

Federal Home Loan Mortgage Corp.
4.000% due 08/01/2048	23	22
5.500% due 01/01/2055	2,271	2,292
6.750% due 03/15/2031	1,900	2,173

Federal Home Loan Mortgage Corp. REMICS
5.000% due 04/15/2038	21	22

Federal Home Loan Mortgage Corp. STRIPS
0.000% due 03/15/2031 (d)	1,100	888

Federal National Mortgage Association
3.500% due 08/01/2046	1,843	1,723
4.000% due 10/01/2047 - 06/01/2049	115	112
6.210% due 08/06/2038	9,643	11,280

Federal National Mortgage Association Principal STRIPS
0.000% due 11/15/2030 (d)	10,700	8,767

Government National Mortgage Association
4.000% due 06/20/2048	94	90

Government National Mortgage Association REMICS
3.500% due 11/20/2044	1,918	1,667
5.500% due 10/20/2037	645	656

Government National Mortgage Association, TBA
4.000% due 11/01/2055	3,500	3,291
4.500% due 11/01/2055	2,400	2,326
5.000% due 11/01/2055	2,500	2,484
6.000% due 11/01/2055	1,000	1,017

Resolution Funding Corp. Interest STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,932

Resolution Funding Corp. Principal STRIPS(d)
0.000% due 04/15/2030	4,100	3,433

Seasoned Loans Structured Transaction Trust
2.750% due 11/25/2029	760	725

U.S. Small Business Administration
5.290% due 12/01/2027	12	12

Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2055	24,700	24,482
5.500% due 11/01/2055	62,525	63,003
6.000% due 11/01/2055	2,940	3,003

Total U.S. Government Agencies (Cost $136,133)		135,400

U.S. TREASURY OBLIGATIONS 80.1%

U.S. Treasury Bonds
1.375% due 11/15/2040 (m)	9,700	6,332
1.375% due 08/15/2050	900	453
1.625% due 11/15/2050 (m)	10,600	5,690

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 02/15/2041 (k)	$89,500	$62,956
1.875% due 02/15/2051	7,570	4,326
1.875% due 11/15/2051 (m)	1,525	863
2.000% due 11/15/2041 (k)(m)	108,500	76,236
2.000% due 02/15/2050 (m)	6,800	4,068
2.000% due 08/15/2051	6,675	3,912
2.250% due 05/15/2041 (k)	39,700	29,432
2.250% due 08/15/2049 (k)	21,963	14,023
2.375% due 02/15/2042 (m)	3,500	2,595
2.375% due 11/15/2049 (m)	7,820	5,119
2.375% due 05/15/2051	11,928	7,677
2.750% due 08/15/2042 (m)	600	467
2.875% due 05/15/2043 (m)	1,637	1,283
2.875% due 05/15/2049	2,200	1,605
3.000% due 02/15/2048	15,200	11,481
3.000% due 08/15/2048 (m)	2,900	2,181
3.000% due 02/15/2049 (k)(m)	7,100	5,318
3.125% due 02/15/2043 (m)	17,300	14,126
3.250% due 05/15/2042 (k)	23,500	19,751
3.375% due 11/15/2048	7,400	5,947
3.875% due 05/15/2043 (k)	30,950	28,044
4.125% due 08/15/2044	4,200	3,900
4.250% due 08/15/2054 (k)	4,000	3,694
4.500% due 11/15/2054 (k)	14,500	13,965
4.625% due 02/15/2055 (k)	34,400	33,825
4.750% due 11/15/2043	11,500	11,626
4.750% due 05/15/2055 (k)	31,500	31,608
4.750% due 08/15/2055 (k)	7,125	7,151
4.875% due 08/15/2045 (k)	7,700	7,873

U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051	18,239	10,129
0.125% due 02/15/2052	812	441
0.250% due 02/15/2050	4,272	2,530
0.625% due 02/15/2043	703	534
0.750% due 02/15/2045 (m)	2,332	1,740
1.000% due 02/15/2049 (m)	1,412	1,043
2.125% due 02/15/2054	1,895	1,751

U.S. Treasury STRIPS
0.000% due 02/15/2040 (a)	300	153
0.000% due 05/15/2041 (a)	1,100	525
0.000% due 08/15/2041 (a)	1,700	798
0.000% due 11/15/2041 (a)	600	278
0.000% due 08/15/2040 (d)(m)	4,500	2,297
0.000% due 11/15/2040 (d)	12,200	6,149
0.000% due 05/15/2043 (d)	5,800	2,521
0.000% due 11/15/2043 (d)	1,000	423

Total U.S. Treasury Obligations (Cost $539,300)		458,839

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

American Home Mortgage Investment Trust
4.852% due 11/25/2045 •	543	490

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	2,500	2,214

Bear Stearns ARM Trust
5.302% due 01/25/2035 ~	1	1

Citigroup Mortgage Loan Trust, Inc.
6.751% due 03/25/2034 ~	18	17

CSMC Trust
3.392% due 04/25/2043 ~	273	267

DSLA Mortgage Loan Trust
5.104% due 07/19/2044 ~	12	11

GSMPS Mortgage Loan Trust
4.622% due 01/25/2036 •	576	466

IndyMac IMSC Mortgage Loan Trust
4.632% due 07/25/2047 •	55	36

IndyMac INDX Mortgage Loan Trust
4.652% due 04/25/2037 •	796	714

Merrill Lynch Mortgage Investors Trust
6.099% due 11/25/2035 •	131	125

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	465	449
4.500% due 05/25/2058 ~	101	99

Structured Adjustable Rate Mortgage Loan Trust
6.336% due 02/25/2034 ~	2	2

200	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments II Trust
4.652% due 07/25/2046 •		$25	$18
4.712% due 05/25/2036 •		43	36

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		278	267
5.272% due 05/25/2058 •		59	60
5.272% due 10/25/2059 •		46	46

WaMu Mortgage Pass-Through Certificates Trust
3.509% due 01/25/2037 ~		352	303
4.642% due 05/25/2034 •		470	440
5.112% due 06/25/2044 •		40	40
5.201% due 08/25/2046 •		339	295

Total Non-Agency Mortgage-Backed Securities (Cost $6,704)			6,396

ASSET-BACKED SECURITIES 1.7%

HOME EQUITY OTHER 0.5%

Accredited Mortgage Loan Trust
4.815% due 01/25/2035 •		249	248

Countrywide Asset-Backed Certificates Trust
3.123% due 04/25/2036 •		1,800	1,675

EquiFirst Loan Securitization Trust
4.612% due 04/25/2037 •		487	454

JP Morgan Mortgage Acquisition Corp.
4.977% due 09/25/2035 •		108	107

Securitized Asset-Backed Receivables LLC Trust
4.752% due 03/25/2036 •		104	103

Structured Asset Investment Loan Trust
4.572% due 06/25/2036 •		66	66

			2,653

OTHER ABS 1.2%

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •		2,900	2,913

Harvest CLO XXI DAC
2.786% due 07/15/2031 •	EUR	1,081	1,271

Nelnet Student Loan Trust
0.000% due 06/22/2065 •		$700	701
4.670% due 06/22/2065		800	798

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Private Education Loan Trust
9.015% due 10/15/2041 •		$1,189	$1,248

			6,931

Total Asset-Backed Securities (Cost $9,556)			9,584

SOVEREIGN ISSUES 5.0%

Australia Government Bonds
1.000% due 11/21/2031	AUD	1,800	1,005
2.750% due 06/21/2035		2,200	1,278

Brazil Government International Bonds
7.125% due 05/13/2054		$1,100	1,118
7.250% due 01/12/2056		604	612

Israel Government International Bonds
5.750% due 03/12/2054		1,800	1,706

Mexico Government International Bonds
4.750% due 03/22/2031		200	199
5.375% due 03/22/2033		200	200
5.625% due 09/22/2035		400	399
6.400% due 05/07/2054		1,400	1,371

Peru Government International Bonds
5.400% due 08/12/2034	PEN	2,500	697
6.150% due 08/12/2032		11,200	3,420
6.950% due 08/12/2031		240	77

Perusahaan Penerbit SBSN Indonesia III
2.800% due 06/23/2030		$700	654

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	2,800	129
8.500% due 01/31/2037		17,300	923
8.750% due 01/31/2044		470	24
8.750% due 02/28/2048		2,800	140
8.875% due 02/28/2035		65,880	3,748
9.000% due 01/31/2040		3,430	182

Romania Government International Bonds
5.625% due 05/30/2037	EUR	1,300	1,461

Saudi Government International Bonds
5.000% due 01/16/2034		$1,700	1,743

U.K. Gilts
4.375% due 07/31/2054	GBP	6,840	7,702

Total Sovereign Issues (Cost $29,197)			28,788

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.7%

COMMERCIAL PAPER 0.2%

Southern California Edison Co.
4.800% due 10/27/2025	$1,400	$1,395

REPURCHASE AGREEMENTS (j) 2.4%
		13,757

U.S. TREASURY BILLS 0.1%
4.130% due 11/28/2025 (d)(e)	344	341

Total Short-Term Instruments (Cost $15,493)		15,493

Total Investments in Securities (Cost $1,074,451)		969,802

	SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	144,169	1,404

Total Short-Term Instruments (Cost $1,404)		1,404

Total Investments in Affiliates (Cost $1,404)		1,404

Total Investments 169.5% (Cost $1,075,855)		$971,206

Financial Derivative Instruments (l)(n) 0.3% (Cost or Premiums, net $17,300)		1,435

Other Assets and Liabilities, net (69.8)%		(399,729)

Net Assets 100.0%		$572,912

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.000%	04/02/2032	02/11/2020	$ 7,724	$6,213	1.08%

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	201

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.180%	09/30/2025	10/01/2025	$2,621	U.S. Treasury Bonds 1.875% due 02/15/2041	$(2,615)	$2,621	$2,621
BRC	4.200	09/24/2025	10/01/2025	4,461	U.S. Treasury Bonds 4.750% due 05/15/2055 - 08/15/2055	(4,478)	4,462	4,465
JPS	4.150	09/29/2025	10/02/2025	6,674	U.S. Treasury Bonds 2.250% due 05/15/2041	(6,673)	6,674	6,675

Total Repurchase Agreements						$(13,766)	$13,757	$13,761

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	4.320%	09/23/2025	10/07/2025		$(19,180)	$(19,199)
BRC	4.150	09/19/2025	TBD	(3)	(3,858)	(3,864)
	4.150	10/01/2025	10/06/2025		(7,912)	(7,912)
	4.250	09/30/2025	10/01/2025		(1,611)	(1,611)
	4.340	09/30/2025	10/02/2025		(34,142)	(34,146)
BSN	4.380	09/25/2025	10/02/2025		(36,729)	(36,756)
DEU	4.180	10/01/2025	10/03/2025		(32,248)	(32,248)
	4.230	10/01/2025	10/03/2025		(7,214)	(7,214)
	4.250	09/22/2025	10/17/2025		(6,111)	(6,117)
	4.250	09/24/2025	10/01/2025		(35,147)	(35,176)
	4.260	09/19/2025	10/10/2025		(255)	(256)
	4.310	09/23/2025	10/07/2025		(8,521)	(8,529)
	4.340	09/24/2025	10/01/2025		(2,828)	(2,830)
	4.360	09/24/2025	10/01/2025		(1,088)	(1,089)
	4.400	09/30/2025	10/01/2025		(412)	(412)
STR	4.270	10/01/2025	10/02/2025		(143,461)	(143,461)
	4.370	09/30/2025	10/01/2025		(148,433)	(148,450)

Total Reverse Repurchase Agreements						$(489,270)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
GSC	4.380%	09/24/2025	10/01/2025	$(8,593)	$(8,600)

Total Sale-Buyback Transactions					$(8,600)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(19,199)	$0	$(19,199)	$19,039	$(160)
BOS	2,621	0	0	2,621	(2,615)	6
BRC	4,465	(47,533)	0	(43,068)	34,933	(8,135)
BSN	0	(36,756)	0	(36,756)	36,629	(127)
DEU	0	(93,871)	0	(93,871)	53,373	(40,498)
JPS	6,675	0	0	6,675	(6,673)	2
STR	0	(291,911)	0	(291,911)	150,124	(141,787)

Master Securities Forward Transaction Agreement
GSC	0	0	(8,600)	(8,600)	8,556	(44)

Total Borrowings and Other Financing Transactions	$13,761	$(489,270)	$(8,600)

202	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(3,864)	$(3,864)
U.S. Treasury Obligations	(189,568)	(105,003)	0	0	(294,571)

Total	$(189,568)	$(105,003)	$0	$(3,864)	$(298,435)

Sale-Buyback Transactions
U.S. Treasury Obligations	(8,600)	0	0	0	(8,600)

Total	$(8,600)	$0	$0	$0	$(8,600)

Total Borrowings	$(198,168)	$(105,003)	$0	$(3,864)	$(307,035)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(307,035)

(k)	Securities with an aggregate market value of $307,395 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(272,906) at a weighted average interest rate of 4.400%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(190,835) is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund October 2025 Futures	$127.500	10/24/2025	21	$21	$(8)	$(5)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	6	6	(1)	(2)
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	15	15	(7)	(1)

Total Written Options					$(16)	$(8)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	26	$	1,950	$(6)	$13	$0
E-Mini S&P 500 Index December Futures	12/2025	460		154,991	1,766	587	0
Euro-Bobl December Futures	12/2025	3		415	0	1	0
Euro-Bund December Futures	12/2025	12		1,811	11	5	0

					$1,771	$606	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Long Guilt December Futures	12/2025	17	$	(2,077)	$(11)	$1	$(9)
U.S. Treasury 5-Year Note December Futures	12/2025	306		(33,414)	33	0	(12)
U.S. Treasury 10-Year Note December Futures	12/2025	46		(5,175)	(23)	1	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	292		(33,603)	(318)	18	0

					$(319)	$20	$(21)

Total Futures Contracts					$1,452	$626	$(21)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	203

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.181%	$	600	$13	$(7)	$6	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.237		700	13	(9)	4	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.292		1,200	14	(3)	11	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.338		1,300	(7)	22	15	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.402		200	(1)	4	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.648		1,700	28	1	29	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.106	EUR	800	10	(8)	2	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.189		200	(2)	6	4	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.269	$	1,400	(2)	15	13	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065		2,400	15	2	17	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.322		390	74	(52)	22	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.618		530	64	(3)	61	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271		1,100	7	(1)	6	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2028	0.339		700	(13)	25	12	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		1,000	22	(1)	21	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.090	EUR	1,600	10	(6)	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.217	$	4,300	97	(72)	25	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.284		900	21	(13)	8	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.391		700	0	11	11	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430		200	(1)	5	4	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.581	EUR	900	7	5	12	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.124	$	6,300	45	23	68	0	0

							$414	$(56)	$358	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	460	$(18)	$20	$2	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		200	(10)	10	0	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		200	(4)	0	(4)	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		100	2	0	2	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		33,300	593	173	766	2	(1)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		16,600	374	7	381	3	0

						$937	$210	$1,147	$5	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	5,300	$45	$(14)	$31	$0	$(7)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		700	(9)	(525)	(534)	3	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		700	(9)	(519)	(528)	3	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		900	(12)	(652)	(664)	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	300,000	(55)	57	2	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		60,000	10	(18)	(8)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		40,000	(2)	(24)	(26)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	$	6,700	(131)	81	(50)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.667	Annual	05/31/2028		22,000	0	(122)	(122)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		6,400	92	(36)	56	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		89,800	8,115	4,663	12,778	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,295	449	6,744	0	(10)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		1,970	0	37	37	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		700	(3)	1	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		700	(3)	(10)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		700	(4)	(2)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		900	(3)	7	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		790	(3)	8	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		400	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		500	(2)	(6)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		500	(2)	(8)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		30	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		900	(3)	(17)	(20)	0	0

204	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.884%	Annual	03/25/2035	$	500	$(1)	$(8)	$(9)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		400	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,800	49	92	141	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.776	Annual	02/15/2055		700	0	22	22	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		8,500	827	219	1,046	24	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	39,600	0	(273)	(273)	0	(1)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		2,000	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		19,400	0	(17)	(17)	0	(4)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,300	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029		5,000	0	4	4	0	(1)
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029		20,500	0	17	17	0	(2)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		10,600	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,100	0	0	0	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		1,500	0	0	0	0	0
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029		15,100	0	8	8	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,100	(54)	110	56	8	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,900	(54)	87	33	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,900	18	45	63	12	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		600	(1)	(21)	(22)	0	(1)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		700	(1)	1	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		500	(1)	0	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		300	(1)	1	0	0	0
Pay	6-Month EUR-EURIBOR	0.175	Annual	03/17/2033		10,370	(329)	(1,945)	(2,274)	21	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		400	(1)	(2)	(3)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(1)	(10)	(11)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	4	3	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	1	0	1	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		9,100	(35)	48	13	31	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		4,630	453	2,577	3,030	0	(20)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		4,100	(80)	5	(75)	0	(32)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	7,700	0	8	8	1	0

							$15,100	$4,305	$19,405	$129	$(113)

Total Swap Agreements							$16,451	$4,459	$20,910	$134	$(116)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$626	$134	$760	$(8)	$(21)	$(116)	$(145)

(m)

Securities with an aggregate market value of $21,149 and cash of $4,936 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $3 and liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	205

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	5,691		$6,638	$0	$(44)
	10/2025		$24	AUD	36	0	0
	10/2025		3,501	CAD	4,871	0	(1)
	11/2025	AUD	36		$24	0	0
	11/2025	CAD	4,863		3,501	1	0

BOA	10/2025	JPY	1,921		13	0	0
	10/2025		$133	INR	11,794	0	(1)
	10/2025		2	JPY	221	0	0
	10/2025		90	KRW	125,036	0	(1)
	10/2025		45	NZD	78	0	0
	10/2025		40	PLN	144	0	0
	11/2025	NZD	78		$45	0	0
	11/2025		$50	ILS	167	1	0
	11/2025		13	JPY	1,914	0	0
	11/2025	ZAR	28,917		$1,660	0	(9)

BPS	10/2025	BRL	10,503		1,975	1	0
	10/2025	CNH	3,517		494	0	0
	10/2025	EUR	312		368	2	0
	10/2025	IDR	9,675,161		584	5	(1)
	10/2025	INR	15,344		174	2	0
	10/2025	JPY	2,225		15	0	0
	10/2025	KRW	457,890		330	4	0
	10/2025	TWD	32,822		1,095	18	(1)
	10/2025		$1,940	BRL	10,503	34	0
	10/2025		703	IDR	11,601,482	0	(8)
	10/2025		605	KRW	834,869	0	(10)
	10/2025		718	PLN	2,612	1	0
	11/2025	IDR	2,172,478		$130	0	0
	11/2025	INR	13,351		150	0	0
	11/2025	KRW	112,145		80	0	0
	11/2025		$90	ILS	303	1	0
	11/2025		15	JPY	2,218	0	0
	12/2025	TWD	2,438		$81	1	0
	12/2025		$196	IDR	3,303,711	1	0

BRC	10/2025	CHF	527		$657	0	(5)
	10/2025	TRY	11,266		271	0	0
	10/2025		$213	CHF	170	1	0
	10/2025		290	EUR	247	0	0
	10/2025		597	GBP	442	0	(3)
	10/2025		602	INR	53,250	0	(3)
	10/2025		1	NOK	13	0	0
	10/2025		235	PLN	860	1	0
	10/2025		696	TRY	29,645	16	0
	11/2025	AUD	99		$65	0	0
	11/2025	CHF	170		213	0	(1)
	11/2025	NOK	13		1	0	0
	11/2025		$2,038	TRY	88,951	19	0
	11/2025	ZAR	2,084		$118	0	(2)
	12/2025		$543	TRY	23,907	1	0

BSH	10/2025		13	NZD	23	0	0
	11/2025	NZD	23		$13	0	0
	12/2025		$11	PEN	40	0	0
	01/2026	PEN	10,389		$2,915	0	(68)

CBK	10/2025	AUD	1,951		1,295	6	(2)
	10/2025	CAD	5		4	0	0
	10/2025	CNH	12,448		1,753	6	0
	10/2025	DKK	2,923		456	0	(3)
	10/2025	EUR	1,175		1,383	3	0
	10/2025	GBP	587		792	3	0
	10/2025	IDR	5,967,376		360	3	(1)
	10/2025	INR	163,007		1,834	1	0
	10/2025	NOK	101		10	0	0
	10/2025	PEN	2,870		821	0	(5)
	10/2025	SGD	861		671	3	0
	10/2025	TWD	79,576		2,665	51	0

206	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$377	IDR	6,204,334	$0	$(6)
	10/2025		568	INR	49,875	0	(7)
	10/2025		129	NOK	1,283	0	0
	10/2025		14	THB	454	0	0
	10/2025		501	TWD	15,235	0	(1)
	10/2025	ZAR	517		$30	0	0
	11/2025	NOK	1,283		129	0	0
	11/2025		$20	ILS	68	0	0
	11/2025		1,834	INR	163,342	0	(1)
	11/2025	ZAR	3,567		$205	0	0
	12/2025	TWD	11,495		380	1	0
	12/2025		$4,669	BRL	26,221	187	0
	12/2025		203	IDR	3,411,902	1	0
	01/2026	TWD	3,635		$121	0	0

DUB	10/2025	CNH	7,536		1,060	2	0
	10/2025	IDR	2,628,041		160	3	0
	10/2025	INR	18,819		212	0	0
	10/2025	KRW	520,295		375	4	0
	10/2025	SGD	2,179		1,700	11	0
	10/2025		$403	ILS	1,377	13	0
	10/2025		277	INR	24,486	0	(2)
	11/2025	ILS	1,377		$403	0	(13)
	11/2025	INR	1,769		20	0	0
	11/2025		$212	INR	18,856	0	0
	11/2025	ZAR	5,032		$287	0	(3)

FAR	10/2025	AUD	5,892		3,822	0	(77)
	10/2025	CNH	3,286		463	2	0
	10/2025		$5,112	AUD	7,830	69	0
	10/2025		38	CHF	31	0	0
	10/2025		539	INR	47,549	0	(4)
	10/2025		597	JPY	87,760	0	(4)
	10/2025		676	PLN	2,469	3	0
	10/2025		3,768	SGD	4,853	0	(6)
	11/2025	AUD	7,830		$5,115	0	(69)
	11/2025	CHF	30		38	0	0
	11/2025	SGD	4,841		3,769	6	0
	12/2025		$1,038	MXN	19,702	29	0

GLM	10/2025	CHF	17		$21	0	0
	10/2025	CNH	259		36	0	0
	10/2025	IDR	3,314,707		199	0	0
	10/2025	KRW	458,195		325	0	(2)
	10/2025	SGD	39		30	0	0
	10/2025		$162	IDR	2,673,521	0	(2)
	10/2025		154	INR	13,550	0	(2)
	10/2025		325	KRW	458,341	2	0
	10/2025		878	PLN	3,195	1	0
	11/2025		20	ILS	67	0	0
	11/2025		140	TRY	6,075	1	0
	11/2025	ZAR	3,061		$177	0	0
	12/2025	MXN	187		10	0	0
	12/2025		$196	IDR	3,276,184	0	0
	12/2025		262	MXN	5,070	13	0

IND	10/2025	AUD	122		$80	0	(1)
	10/2025		$497	DKK	3,181	3	0
	11/2025	DKK	3,174		$497	0	(3)

JPM	10/2025	BRL	120		22	0	(1)
	10/2025	CAD	3,253		2,354	16	0
	10/2025	IDR	5,240,261		314	0	0
	10/2025	KRW	900,521		650	8	0
	10/2025	SGD	153		119	0	0
	10/2025		$23	BRL	120	0	0
	10/2025		346	DKK	2,206	1	0
	10/2025		619	IDR	10,265,215	0	(4)
	10/2025		155	PLN	570	2	0
	10/2025		39	TWD	1,182	0	0
	11/2025	DKK	2,201		$346	0	0
	11/2025	ILS	133		40	0	0
	11/2025	ZAR	4,456		254	0	(3)

MBC	10/2025	CHF	16		20	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	207

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	CNH	3,835		$540	$1	$0
	10/2025	EUR	181		214	2	0
	10/2025	IDR	260,141		16	0	0
	10/2025	JPY	1,103		7	0	0
	10/2025	KRW	1,422,260		1,021	7	0
	10/2025	SGD	1,623		1,266	8	0
	10/2025	THB	1		0	0	0
	10/2025		$452	CHF	359	0	(1)
	10/2025		570	CNH	4,063	0	0
	10/2025		534	EUR	455	0	0
	10/2025		778	GBP	574	0	(6)
	10/2025		506	KRW	706,869	0	(2)
	10/2025		1	NOK	13	0	0
	10/2025		103	THB	3,338	0	0
	11/2025	CNH	4,053		$570	0	0
	11/2025	NOK	13		1	0	0
	11/2025		$7	JPY	1,099	0	0

MYI	10/2025	CNH	3,871		$544	1	0
	10/2025	IDR	1,052,383		64	1	0
	10/2025	JPY	42,076		282	0	(3)
	10/2025		$7	JPY	977	0	0
	10/2025		391	PLN	1,416	0	(2)
	10/2025		308	TWD	9,272	0	(3)
	11/2025		282	JPY	41,930	3	0
	12/2025	TWD	9,212		$308	4	0

NGF	10/2025	KRW	1,192,770		858	8	0
	10/2025		$145	IDR	2,401,238	0	(1)
	11/2025		23	TRY	1,000	0	0
	12/2025		452		19,805	2	0

SCX	10/2025	CNH	2,816		$396	1	0
	10/2025	DKK	2,464		384	0	(4)
	10/2025	IDR	3,458,182		207	0	0
	10/2025	INR	13,702		154	0	0
	10/2025	PEN	107		31	0	0
	10/2025	TWD	45,979		1,541	30	0
	10/2025		$7,938	GBP	5,935	43	0
	10/2025		162	IDR	2,664,078	0	(2)
	10/2025		1,378	INR	121,812	0	(8)
	10/2025		34	JPY	5,001	0	0
	11/2025	GBP	5,935		$7,940	0	(43)
	11/2025		$134	INR	11,958	0	0
	12/2025		207	IDR	3,466,923	0	0

SOG	10/2025	BRL	10,412		$1,951	0	(5)
	10/2025	JPY	91,630		616	0	(4)
	10/2025	NZD	101		59	0	0
	10/2025		$1,958	BRL	10,412	0	(1)
	10/2025		7,829	EUR	6,657	0	(13)
	10/2025		311	JPY	45,796	0	(2)
	11/2025	EUR	6,657		$7,845	13	0
	11/2025		$616	JPY	91,313	4	0
	12/2025		1,951	BRL	10,560	5	0

SSB	10/2025	GBP	6,364		$8,578	19	0
	12/2025	PEN	1,048		283	0	(18)

UAG	10/2025	CAD	1,607		1,163	8	0
	10/2025	ILS	1,516		454	0	(3)
	10/2025	NOK	1,252		123	0	(2)
	10/2025		$40	ILS	138	1	0
	10/2025		390	PLN	1,416	0	(1)
	10/2025		70	THB	2,265	0	0
	10/2025		30	ZAR	517	0	0
	10/2025	ZAR	517		$30	0	0
	11/2025	ILS	138		40	0	(1)
	11/2025	ZAR	2,267		129	0	(2)
	12/2025		$337	MXN	6,303	4	0

Total Forward Foreign Currency Contracts						$729	$(507)

208	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC EUR versus USD	$	1.122	10/14/2025	67	$8	$0
	Put - OTC EUR versus USD		1.110	11/26/2025	525	2	0

BRC	Put - OTC AUD versus USD		0.623	10/14/2025	434	1	0
	Put - OTC EUR versus USD		1.132	10/10/2025	2,896	10	0
	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	1,143	7	1

GLM	Put - OTC AUD versus USD	$	0.625	10/08/2025	1,427	6	0
	Put - OTC EUR versus USD		1.129	10/14/2025	3,103	12	0
	Put - OTC EUR versus USD		1.100	12/17/2025	135	15	3

MBC	Put - OTC AUD versus USD		0.618	10/10/2025	1,525	4	0
	Put - OTC EUR versus USD		1.098	12/23/2025	147	17	3

MYI	Put - OTC EUR versus USD		1.145	10/08/2025	2,818	18	0
	Put - OTC EUR versus USD		1.110	11/24/2025	2,998	14	1
	Call - OTC USD versus SEK	SEK	10.125	10/14/2025	285	2	0

Total Purchased Options						$116	$8

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	800	$(3)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	800	(2)	(5)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	1,100	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	1,100	(3)	(4)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	600	(2)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	700	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	700	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	800	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	800	(2)	(2)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	500	(1)	0

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	1,100	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	1,100	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	1,100	(3)	(4)

Total Written Options							$(41)	$(22)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Brazil Government International Bonds	1.000%	Quarterly	06/20/2026	0.389%	$100	$(4)	$4	$0	$0

GST	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543	100	(1)	2	1	0

JPM	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210	100	(1)	2	1	0

MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.541	1,000	(62)	70	8	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.289	400	1	3	4	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.365	100	0	1	1	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.487	100	(2)	3	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543	400	(4)	10	6	0

							$(73)	$95	$22	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	209

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	1,643	$318	$22	$340	$0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		966	191	9	200	0

MYC	CDX.HY-37 5-Year 25-35% Index	5.000	Quarterly	12/20/2026	$	2,600	354	(197)	157	0

							$863	$(166)	$697	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	S&P 500 Total Return Index	464	4.760% (SOFR plus a specified spread)	Monthly	10/15/2025	$6,880	$0	$(8)	$0	$(8)

BRC	Receive	S&P 500 Total Return Index	2,860	4.730% (SOFR plus a specified spread)	Monthly	02/04/2026	42,405	0	(159)	0	(159)

CBK	Receive	S&P 500 Total Return Index	464	4.630% (SOFR plus a specified spread)	Monthly	11/21/2025	6,880	0	(25)	0	(25)

CIB	Receive	S&P 500 Total Return Index	2,063	4.690% (SOFR plus a specified spread)	Monthly	10/01/2025	29,510	0	964	964	0
	Receive	S&P 500 Total Return Index	108	4.670% (SOFR plus a specified spread)	Monthly	11/05/2025	1,601	0	(6)	0	(6)
	Receive	S&P 500 Total Return Index	1,577	4.810% (FEDL01 plus a specified spread)	Monthly	01/07/2026	23,382	0	(90)	0	(90)
	Receive	S&P 500 Total Return Index	955	4.840% (FEDL01 plus a specified spread)	Monthly	01/21/2026	14,159	0	(55)	0	(55)
	Receive	S&P 500 Total Return Index	112	4.770% (FEDL01 plus a specified spread)	Monthly	02/18/2026	1,661	0	(6)	0	(6)
	Receive	S&P 500 Total Return Index	6,179	4.790% (SOFR plus a specified spread)	Monthly	04/01/2026	91,615	0	(348)	0	(348)
	Receive	S&P 500 Total Return Index	4,119	4.790% (SOFR plus a specified spread)	Monthly	07/08/2026	61,071	0	(232)	0	(232)

GST	Receive	S&P 500 Total Return Index	464	4.620% (SOFR plus a specified spread)	Monthly	10/17/2025	6,880	0	(25)	0	(25)

RBC	Receive	S&P 500 Total Return Index	363	4.640% (SOFR plus a specified spread)	Monthly	11/12/2025	5,382	0	(20)	0	(20)
	Receive	S&P 500 Total Return Index	2,063	4.820% (SOFR plus a specified spread)	Monthly	01/07/2026	30,588	0	(117)	0	(117)
	Receive	S&P 500 Total Return Index	585	4.730% (SOFR plus a specified spread)	Monthly	01/16/2026	8,674	0	(33)	0	(33)
	Receive	S&P 500 Total Return Index	745	4.750% (SOFR plus a specified spread	Monthly	04/08/2026	11,046	0	(42)	0	(42)
	Receive	S&P 500 Total Return Index	291	4.830% (SOFR plus a specified spread)	Monthly	04/15/2026	4,315	0	(16)	0	(16)
	Receive	S&P 500 Total Return Index	1,885	4.825% (SOFR plus a specified spread)	Monthly	05/06/2026	27,948	0	(107)	0	(107)
	Receive	S&P 500 Total Return Index	402	4.820% (SOFR plus a specified spread)	Monthly	06/03/2026	5,960	0	(23)	0	(23)
	Receive	S&P 500 Total Return Index	1,885	4.810% (SOFR plus a specified spread)	Monthly	08/05/2026	27,948	0	(107)	0	(107)

TOR	Receive	S&P 500 Total Return Index	745	4.740% (SOFR plus a specified spread)	Monthly	10/01/2025	10,657	0	348	348	0

								$0	$(107)	$1,312	$(1,419)

Total Swap Agreements								$790	$(178)	$2,031	$(1,419)

210	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$1	$0	$0	$1	$(45)	$0	$0	$(45)	$(44)	$0	$(44)
BOA	1	0	0	1	(11)	(5)	0	(16)	(15)	0	(15)
BPS	70	0	340	410	(20)	(4)	(8)	(32)	378	(320)	58
BRC	38	1	0	39	(14)	(2)	(159)	(175)	(136)	(1,190)	(1,326)
BSH	0	0	0	0	(68)	0	0	(68)	(68)	0	(68)
CBK	265	0	0	265	(26)	0	(25)	(51)	214	(260)	(46)
CIB	0	0	964	964	0	0	(737)	(737)	227	(6,139)	(5,912)
DUB	33	0	0	33	(18)	0	0	(18)	15	0	15
FAR	109	0	0	109	(160)	0	0	(160)	(51)	0	(51)
GLM	17	3	0	20	(6)	(6)	0	(12)	8	0	8
GST	0	0	1	1	0	0	(25)	(25)	(24)	(260)	(284)
IND	3	0	0	3	(4)	0	0	(4)	(1)	0	(1)
JPM	27	0	201	228	(8)	0	0	(8)	220	0	220
MBC	18	3	0	21	(9)	0	0	(9)	12	0	12
MYC	0	0	177	177	0	0	0	0	177	(304)	(127)
MYI	9	1	0	10	(8)	0	0	(8)	2	(10)	(8)
NGF	10	0	0	10	(1)	0	0	(1)	9	0	9
RBC	0	0	0	0	0	0	(465)	(465)	(465)	(3,062)	(3,527)
SCX	74	0	0	74	(57)	0	0	(57)	17	0	17
SOG	22	0	0	22	(25)	0	0	(25)	(3)	0	(3)
SSB	19	0	0	19	(18)	0	0	(18)	1	0	1
TOR	0	0	348	348	0	0	0	0	348	(270)	78
UAG	13	0	0	13	(9)	(5)	0	(14)	(1)	0	(1)

Total Over the Counter	$729	$8	$2,031	$2,768	$(507)	$(22)	$(1,419)	$(1,948)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	211

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$587	$0	$39	$626
Swap Agreements	0	5	0	0	129	134

	$0	$5	$587	$0	$168	$760

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$729	$0	$729
Purchased Options	0	0	0	8	0	8
Swap Agreements	0	719	1,312	0	0	2,031

	$0	$719	$1,312	$737	$0	$2,768

	$0	$724	$1,899	$737	$168	$3,528

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	21	21
Swap Agreements	0	3	0	0	113	116

	$0	$3	$0	$0	$142	$145

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$507	$0	$507
Written Options	0	0	0	0	22	22
Swap Agreements	0	0	1,419	0	0	1,419

	$0	$0	$1,419	$507	$22	$1,948

	$0	$3	$1,419	$507	$164	$2,093

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$18	$18
Futures	0	0	18,565	0	(1,532)	17,033
Swap Agreements	0	702	0	0	5,018	5,720

	$0	$702	$18,565	$0	$3,504	$22,771

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,095)	$0	$(2,095)
Written Options	0	13	0	0	267	280
Swap Agreements	0	145	62,889	0	0	63,034

	$0	$158	$62,889	$(2,095)	$267	$61,219

	$0	$860	$81,454	$(2,095)	$3,771	$83,990

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	3,153	0	1,639	4,792
Swap Agreements	0	(108)	0	0	(5,858)	(5,966)

	$0	$(108)	$3,153	$0	$(4,211)	$(1,166)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$529	$0	$529
Purchased Options	0	0	0	(108)	0	(108)
Written Options	0	(1)	0	0	5	4
Swap Agreements	0	(5)	1,538	0	0	1,533

	$0	$(6)	$1,538	$421	$5	$1,958

	$0	$(114)	$4,691	$421	$(4,206)	$792

212	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$366	$366
Corporate Bonds & Notes
Banking & Finance	0	126,169	0	126,169
Industrials	0	137,284	5,700	142,984
Utilities	1,098	32,321	0	33,419
Municipal Bonds & Notes
California	0	4,613	0	4,613
Georgia	0	2,496	0	2,496
Maryland	0	1,509	0	1,509
Ohio	0	2,045	0	2,045
Texas	0	1,701	0	1,701
U.S. Government Agencies	0	135,400	0	135,400
U.S. Treasury Obligations	0	458,839	0	458,839
Non-Agency Mortgage-Backed Securities	0	6,396	0	6,396
Asset-Backed Securities
Home Equity Other	0	2,653	0	2,653
Other ABS	0	6,931	0	6,931
Sovereign Issues	0	28,788	0	28,788
Short-Term Instruments
Commercial Paper	0	1,395	0	1,395
Repurchase Agreements	0	13,757	0	13,757
U.S. Treasury Bills	0	341	0	341

	$1,098	$962,638	$6,066	$969,802

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,404	$0	$0	$1,404

Total Investments	$2,502	$962,638	$6,066	$971,206

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	607	153	0	760
Over the counter	0	2,768	0	2,768

	$607	$2,921	$0	$3,528

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(128)	0	(145)
Over the counter	0	(1,948)	0	(1,948)

	$(17)	$(2,076)	$0	$(2,093)

Total Financial Derivative Instruments	$590	$845	$0	$1,435

Totals	$3,092	$963,483	$6,066	$972,641

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$2	$0	$0	$0	$0	$0	$364	$0	$366	$0
Corporate Bonds & Notes
Industrials	0	5,700	0	0	0	0	0	0	5,700	0

Totals	$2	$5,700	$0	$0	$0	$0	$364	$0	$6,066	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$2	Other Valuation Techniques(2)	—	—	—
	364	Third Party Vendor	Broker Quote	97.000	—
Corporate Bonds & Notes
Industrials	5,700	Recent Transaction	Purchase Price	100.000	—

Total	$6,066

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	213

Schedule of Investments	PIMCO StocksPLUS® Short Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.6%

CORPORATE BONDS & NOTES 4.1%

BANKING & FINANCE 2.7%

Barclays PLC
6.224% due 05/09/2034 •	$400	$430

Credit Suisse AG AT1 Claim	1,078	140

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •	1,000	993

VICI Properties LP
4.750% due 02/15/2028	100	101

Wells Fargo & Co.
2.393% due 06/02/2028 •	1,100	1,070

		2,734

INDUSTRIALS 1.4%

Beignet
6.850% due 06/01/2049 «(a)	900	900

CVS Pass-Through Trust
6.943% due 01/10/2030	257	269

Petroleos del Peru SA
5.625% due 06/19/2047	200	148

Petroleos Mexicanos
6.350% due 02/12/2048	100	79

		1,396

Total Corporate Bonds & Notes (Cost $3,865)		4,130

U.S. GOVERNMENT AGENCIES 88.4%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	505	493
4.000% due 01/01/2048 - 03/01/2049	71	67
5.000% due 06/01/2030 - 01/01/2039	469	481
5.500% due 01/01/2035 - 04/01/2054	585	594
6.000% due 08/01/2027 - 12/01/2037	15	16
6.508% due 06/01/2035 •	4	4
6.647% due 11/01/2034 •	1	1

Federal Home Loan Mortgage Corp. REMICS
4.867% due 03/15/2037 •	139	138
5.187% due 08/15/2037 •	345	345
5.197% due 10/15/2037 •	51	51
5.207% due 05/15/2037 - 09/15/2037 •	367	368
5.306% due 09/25/2055 •	1,986	2,014

Federal National Mortgage Association
3.000% due 01/01/2027	65	65
4.000% due 06/01/2026 - 08/01/2045	293	287
4.202% due 10/01/2029 ~	600	603
4.500% due 08/01/2033 - 02/01/2044	997	998
4.560% due 08/01/2030	3,000	3,057
4.705% due 09/01/2031 ~	1,100	1,122
4.720% due 10/01/2028	700	714
4.930% due 06/01/2029	300	308
5.000% due 11/01/2025 - 01/01/2029	7	7
5.500% due 11/01/2025 - 09/01/2041	2,413	2,505
5.950% due 11/01/2035 •	1	1
6.000% due 10/01/2026 - 05/01/2041	1,782	1,872
6.096% due 09/01/2035 •	4	4
6.273% due 06/01/2034 •	4	4
6.305% due 07/01/2035 •	1	1
6.406% due 06/01/2035 •	2	2
6.435% due 12/01/2033 •	3	3
6.604% due 12/01/2033 •	1	1
6.810% due 06/01/2035 •	2	2

Federal National Mortgage Association REMICS
4.821% due 07/25/2037 •	13	13
4.851% due 07/25/2037 •	29	29
4.871% due 09/25/2035 •	52	51
4.881% due 09/25/2035 •	109	109
5.191% due 06/25/2037 •	221	221
5.266% due 03/25/2055 •	1,876	1,875

Federal National Mortgage Association Trust
4.821% due 09/25/2042 •	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association
5.000% due 04/15/2035 - 03/15/2042	$1,764	$1,804
6.000% due 07/15/2037 - 08/15/2037	18	19

Government National Mortgage Association REMICS
5.739% due 07/20/2055 •	4,181	4,198

Government National Mortgage Association, TBA
4.000% due 11/01/2055	3,310	3,112
4.500% due 11/01/2055	1,480	1,435
5.000% due 11/01/2055	2,970	2,951
5.500% due 11/01/2055	1,420	1,430
6.000% due 11/01/2055	1,400	1,424

U.S. Small Business Administration
4.430% due 05/01/2029	25	25

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2055	240	211
4.000% due 10/01/2055 - 11/01/2055	2,550	2,403
4.500% due 10/01/2055 - 11/01/2055	4,840	4,695
5.000% due 10/01/2055 - 11/01/2055	3,700	3,667
5.500% due 10/01/2055 - 11/01/2055	4,180	4,212
6.000% due 10/01/2055 - 11/01/2055	18,760	19,163
6.500% due 11/01/2054	18,780	19,421

Total U.S. Government Agencies (Cost $88,732)		88,606

U.S. TREASURY OBLIGATIONS 5.4%

U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	2,112	2,000
1.875% due 07/15/2034	1,565	1,588
2.125% due 04/15/2029 (i)(k)	1,358	1,402
2.125% due 01/15/2035	154	158

U.S. Treasury Notes
3.875% due 07/31/2030	300	302

Total U.S. Treasury Obligations (Cost $5,438)		5,450

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.3%

Banc of America Funding Trust
5.334% due 05/25/2035 ~	1	1

Banc of America Mortgage Trust
5.487% due 07/25/2035 ~	71	68

Bear Stearns ALT-A Trust
5.232% due 10/25/2035 ~	386	319

Bear Stearns ARM Trust
5.391% due 11/25/2034 ~	10	9
5.912% due 11/25/2034 ~	1	1
7.135% due 12/25/2035 ~	2	2

BX Trust
4.899% due 04/15/2039 •	410	410

Chase Mortgage Finance Trust
4.469% due 09/25/2036 ~	84	71
4.739% due 12/25/2035 ~	17	16
6.000% due 12/25/2036	129	52

CHL Mortgage Pass-Through Trust
5.097% due 11/25/2034 ~	94	91
5.388% due 02/20/2035 ~	1	1
6.224% due 02/20/2036 •	1	1

Citigroup Mortgage Loan Trust, Inc.
6.480% due 10/25/2035 •	1	2
6.490% due 05/25/2035 •	1	1
9.170% due 09/25/2062 þ	1,108	1,112

Countrywide Alternative Loan Trust
4.652% due 09/25/2046 •	460	450
4.832% due 02/25/2037 •	58	49
5.500% due 07/25/2035	2	1
6.000% due 05/25/2037	1,283	533

GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~	2	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.480% due 11/25/2035 ~		$136	$115
5.191% due 09/25/2035 ~		2	2
6.000% due 02/25/2036		2,603	942
6.000% due 07/25/2037		642	406

HarborView Mortgage Loan Trust
4.306% due 06/19/2036 ~		643	328
4.588% due 12/19/2036 •		51	45
4.688% due 05/19/2035 •		4	4

IndyMac INDX Mortgage Loan Trust
3.197% due 06/25/2037 ~		1,252	1,023
4.037% due 06/25/2036 ~		1,093	971

JP Morgan Alternative Loan Trust
4.244% due 05/25/2036 ~		608	335

JP Morgan Mortgage Trust
4.274% due 10/25/2036 ~		273	196
4.341% due 10/25/2036 ~		34	19
5.750% due 01/25/2036		22	10

Lehman Mortgage Trust
6.000% due 09/25/2037		312	307

MASTR Adjustable Rate Mortgages Trust
3.188% due 07/25/2035 ~		86	76

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.705% due 12/15/2030 •		5	5

Merrill Lynch Alternative Note Asset Trust
4.872% due 03/25/2037 •		912	213

Merrill Lynch Mortgage Investors Trust
4.692% due 02/25/2036 •		6	6
4.772% due 11/25/2035 •		5	5
4.890% due 09/25/2035 ~		235	185
5.850% due 05/25/2033 ~		5	5

Mortgage Equity Conversion Asset Trust
4.110% due 05/25/2042 •		363	325

New Orleans Hotel Trust
5.187% due 04/15/2032 •		1,000	994

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		24	12
5.769% due 06/25/2036 ~		868	225

RALI Trust
4.572% due 02/25/2037 •		533	472
4.632% due 07/25/2036 •		2,322	747
4.642% due 08/25/2036 •		988	901
4.652% due 07/25/2036 •		860	788

Structured Adjustable Rate Mortgage Loan Trust
5.553% due 01/25/2035 •		9	9
6.336% due 02/25/2034 ~		3	3

Structured Asset Mortgage Investments II Trust
4.832% due 02/25/2036 •		4	4

Taurus U.K. DAC
4.836% due 05/17/2031 •	GBP	199	267

Thornburg Mortgage Securities Trust
5.583% due 06/25/2047 •		$212	186

WaMu Mortgage Pass-Through Certificates Trust
4.108% due 02/25/2037 ~		153	132
4.912% due 08/25/2045 •		706	703
5.353% due 11/25/2042 •		1	1
5.653% due 10/25/2046 •		39	37

Wells Fargo Mortgage-Backed Securities Trust
6.814% due 12/25/2036 ~		150	146

Total Non-Agency Mortgage-Backed Securities (Cost $18,351)			14,342

ASSET-BACKED SECURITIES 14.1%

AUTOMOBILE SEQUENTIAL 0.6%

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027		300	302

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		195	195

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		130	130

			627

214	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 1.7%

AREIT Trust
5.636% due 01/20/2037 •	$686	$686
6.385% due 06/17/2039 •	751	752

MF1 Ltd.
5.330% due 10/16/2036 •	268	268

		1,706

HOME EQUITY OTHER 8.2%

ACE Securities Corp. Home Equity Loan Trust
4.392% due 10/25/2036 •	6	2
5.292% due 04/25/2035 •	513	507

Aegis Asset-Backed Securities Trust
5.007% due 08/25/2035 •	1,300	1,132

Argent Securities Trust
4.632% due 04/25/2036 •	898	282

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.932% due 11/25/2035 •	327	320

Centex Home Equity Loan Trust
4.767% due 06/25/2036 •	500	478

Citigroup Mortgage Loan Trust, Inc.
4.592% due 12/25/2036 •	582	328

EquiFirst Loan Securitization Trust
4.612% due 04/25/2037 •	574	536

Long Beach Mortgage Loan Trust
4.572% due 05/25/2036 •	546	288
4.832% due 10/25/2034 •	5	5
5.517% due 11/25/2032 •	489	517

Merrill Lynch First Franklin Mortgage Loan Trust
4.552% due 04/25/2037 •	1,280	555

Morgan Stanley ABS Capital I, Inc. Trust
4.332% due 05/25/2037 •	299	272

Morgan Stanley Home Equity Loan Trust
4.442% due 04/25/2037 •	830	432

Ownit Mortgage Loan Trust
5.097% due 08/25/2036 •	677	615

Residential Asset Securities Corporation Trust
5.157% due 12/25/2035 •	1,100	1,010

Securitized Asset-Backed Receivables LLC Trust
4.752% due 07/25/2036 •	1,058	418

Structured Asset Investment Loan Trust
4.452% due 09/25/2036 •	857	529

		8,226

HOME EQUITY SEQUENTIAL 0.0%

Structured Asset Securities Corp. Mortgage Loan Trust
4.612% due 12/25/2036 •	9	9

WHOLE LOAN COLLATERAL 2.0%

First Franklin Mortgage Loan Trust
4.592% due 04/25/2036 •	66	65
4.772% due 06/25/2036 •	500	466

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
4.432% due 08/25/2036 •		$1,206	$394
5.232% due 01/25/2036 •		1,103	1,066

			1,991

OTHER ABS 1.6%

CRB Securitization Trust
6.960% due 10/20/2033		33	33

Harvest CLO XVI DAC
2.666% due 10/15/2031 •	EUR	200	236

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		$23	23
5.700% due 07/15/2029		68	67

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •		49	49

Nelnet Student Loan Trust
4.990% due 04/20/2062 •		641	639

SMB Private Education Loan Trust
5.122% due 09/15/2054 •		530	528

Upstart Pass-Through Trust
3.800% due 04/20/2030		12	12

			1,587

Total Asset-Backed Securities (Cost $15,276)			14,146

SOVEREIGN ISSUES 7.9%

Colombia Government International Bonds
8.375% due 11/07/2054		200	212

Eagle Funding Luxco SARL
5.500% due 08/17/2030		500	508

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		100	77

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	200	202

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	70,000	412

Mexico Bonos
8.500% due 03/01/2029	MXN	7,100	393

Mexico Udibonos
4.000% due 08/24/2034 (e)		855	45

Peru Government Bonds
7.300% due 08/12/2033	PEN	1,700	546
7.600% due 08/12/2039		300	95

Peru Government International Bonds
5.400% due 08/12/2034		2,200	614
6.150% due 08/12/2032		7,900	2,412
6.950% due 08/12/2031		480	153

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	14,470	665
7.000% due 02/28/2031		8,300	456
8.000% due 01/31/2030		3,300	192
8.250% due 03/31/2032		900	51
8.500% due 01/31/2037		2,000	107
8.875% due 02/28/2035		8,300	472

Romania Government International Bonds
6.750% due 07/11/2039	EUR	200	240

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkiye Government Bonds
42.493% (BISTREFI) due 05/20/2026 ~	TRY	100	$2

Total Sovereign Issues (Cost $7,274)			7,854

		SHARES
SHORT-TERM INSTRUMENTS 20.4%

MUTUAL FUNDS 1.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)		1,200,325	1,201

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (g) 4.5%
			4,500

SHORT-TERM NOTES 1.1%

Federal Home Loan Bank Discount Notes
3.910% due 12/17/2025 (c)(d)		$1,100	1,091

U.S. TREASURY BILLS 13.6%
4.178% due 10/02/2025 - 01/27/2026 (b)(c)(k)		$13,697	13,617

Total Short-Term Instruments (Cost $20,407)			20,409

Total Investments in Securities (Cost $159,343)			154,937

		SHARES
INVESTMENTS IN AFFILIATES 19.7%

SHORT-TERM INSTRUMENTS 19.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.7%

PIMCO Short Asset Portfolio		784,673	7,698

PIMCO Short-Term Floating NAV Portfolio III		1,239,941	12,076

Total Short-Term Instruments (Cost $19,674)			19,774

Total Investments in Affiliates (Cost $19,674)			19,774

Total Investments 174.3% (Cost $179,017)			$174,711

Financial Derivative Instruments (h)(j) (9.9)% (Cost or Premiums, net $1,860)			(9,899)

Other Assets and Liabilities, net (64.4)%			(64,588)

Net Assets 100.0%			$100,224

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	215

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.220%	09/30/2025	10/01/2025	$4,500	U.S. Treasury Notes 3.500% due 09/30/2029	$(4,590)	$4,500	$4,501

Total Repurchase Agreements						$(4,590)	$4,500	$4,501

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	2,090	$(1,684)	$(1,865)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	2,960	(2,443)	(2,494)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	6,400	(5,869)	(5,847)

Total Short Sales (10.0)%				$(9,997)	$(10,026)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$4,501	$0	$0	$4,501	$(4,590)	$(89)

Total Borrowings and Other Financing Transactions	$4,501	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(8) at a weighted average interest rate of 4.350%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$113.500	10/24/2025	50	$50	$(17)	$(11)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	50	$50	$(6)	$(5)

Total Written Options					$(23)	$(16)

216	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
30-Day Federal Fund February Futures	02/2026	24	$	9,645	$0	$0	$0
Canada Government 10-Year Bond December Futures	12/2025	16		1,408	5	6	0
U.S. Treasury 2-Year Note December Futures	12/2025	33		6,877	7	4	0
U.S. Treasury 5-Year Note December Futures	12/2025	126		13,759	(12)	5	0
U.S. Treasury Long-Term Bond December Futures	12/2025	8		933	18	0	(2)

					$18	$15	$(2)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-Mini S&P 500 Index December Futures	12/2025	37	$	(12,467)	$(149)	$0	$(47)
U.S. Treasury 10-Year Note December Futures	12/2025	11		(1,238)	(10)	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	8		(961)	(6)	5	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	6		(690)	(8)	0	0

					$(173)	$5	$(47)

Total Futures Contracts					$(155)	$20	$(49)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	06/20/2028	0.581%	EUR	500	$4	$3	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$8,390	$(144)	$(49)	$(193)	$0	$(1)
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	13,100	(289)	(12)	(301)	0	(1)

					$(433)	$(61)	$(494)	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	7,100	$(35)	$(6)	$(41)	$10	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		800	(24)	10	(14)	3	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		430	20	(7)	13	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	USD	4,510	20	(53)	(33)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		1,110	4	(5)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		8,510	(42)	(31)	(73)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		15,000	0	190	190	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,900	76	3	79	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,020	(75)	10	(65)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		4,480	(74)	(4)	(78)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	34	(27)	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		3,300	0	61	61	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,400	4	(20)	(16)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,700	251	49	300	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		530	(6)	(2)	(8)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		1,300	(35)	14	(21)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		11,600	(83)	(61)	(144)	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	217

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.854%	Annual	12/29/2033	USD	100	$(1)	$(1)	$(2)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,240	(12)	(10)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		90	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		5,200	(33)	8	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		4,500	(227)	66	(161)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		2,980	(1)	(23)	(24)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,700	28	(9)	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		900	14	12	26	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,050	16	32	48	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		680	0	11	11	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		700	0	12	12	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,000	54	154	208	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,650	39	185	224	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		1,550	(133)	15	(118)	0	(5)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	400	0	0	0	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		4,500	0	(4)	(4)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		700	0	0	0	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		7,700	0	2	2	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		2,900	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		200	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	4,900	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,300	(20)	79	59	9	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	13	(2)	11	3	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	1	1	0	(1)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	2,400	0	2	2	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		9,200	(14)	(15)	(29)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030		$1,600	0	9	9	0	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		1,100	0	5	5	0	0

							$(251)	$622	$371	$52	$(33)

Total Swap Agreements							$(680)	$564	$(116)	$52	$(35)

218	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$20	$52	$72	$(16)	$(52)	$(35)	$(103)

(j)

Securities with an aggregate market value of $438 and cash of $3,503 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(3) for closed futures is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	816		$952	$0	$(6)
	10/2025		$965	CAD	1,342	0	0
	11/2025	CAD	1,340		$964	0	0

BOA	10/2025	JPY	1,908		13	0	0
	10/2025		$30	ILS	101	0	0
	10/2025		60	INR	5,292	0	0
	10/2025		2	JPY	219	0	0
	10/2025		50	KRW	69,465	0	(1)
	10/2025		43	NZD	75	0	0
	10/2025		10	PLN	36	0	0
	11/2025	ILS	170		$50	0	(1)
	11/2025	NZD	75		43	0	0
	11/2025		$20	ILS	66	0	0
	11/2025		13	JPY	1,902	0	0
	11/2025	ZAR	427		$24	0	0
	12/2025		$127	MXN	2,382	2	0

BPS	10/2025	BRL	657		$123	0	0
	10/2025	CNH	1,407		198	0	0
	10/2025	IDR	4,212,305		255	2	0
	10/2025	INR	5,768		65	1	0
	10/2025	JPY	2,211		15	0	0
	10/2025	TWD	10,218		340	5	0
	10/2025		$120	BRL	657	3	0
	10/2025		191	IDR	3,156,124	0	(2)
	10/2025		252	KRW	348,518	0	(4)
	10/2025		25	MXN	462	0	0
	10/2025		178	PLN	650	0	0
	11/2025	IDR	835,568		$50	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	219

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	INR	4,450		$50	$0	$0
	11/2025	KRW	42,054		30	0	0
	11/2025		$50	ILS	169	1	0
	11/2025		15	JPY	2,203	0	0
	12/2025	TWD	1,219		$41	0	0
	12/2025		$67	IDR	1,134,072	0	0

BRC	10/2025	CHF	256		$321	0	(1)
	10/2025	GBP	49		66	0	0
	10/2025		$338	CHF	271	3	0
	10/2025		176	GBP	131	0	0
	10/2025		0	NOK	2	0	0
	10/2025		84	PLN	306	1	0
	11/2025	NOK	2		$0	0	0
	11/2025		$321	CHF	255	1	0
	11/2025		66	GBP	49	0	0
	11/2025		211	TRY	9,201	3	0
	11/2025	ZAR	4,186		$238	0	(4)
	12/2025	PEN	805		225	0	(6)
	12/2025		$266	TRY	11,717	1	0

BSH	10/2025		13	NZD	22	0	0
	11/2025	NZD	22		$13	0	0
	11/2025	PEN	328		89	0	(5)
	11/2025		$140	PEN	516	9	0
	12/2025	PEN	3,071		$863	0	(20)
	12/2025		$523	BRL	2,903	15	0
	01/2026	PEN	220		$62	0	(1)
	02/2026		806		230	0	(1)

CBK	10/2025	AUD	62		40	0	(1)
	10/2025	BRL	4,404		827	1	(1)
	10/2025	CNH	27		4	0	0
	10/2025	IDR	2,610,782		158	2	0
	10/2025	INR	8,628		97	0	0
	10/2025	KRW	262,867		190	3	0
	10/2025	SGD	650		506	3	0
	10/2025	THB	1,467		45	0	0
	10/2025	TWD	10,894		368	10	0
	10/2025		$797	BRL	4,404	31	0
	10/2025		376	IDR	6,157,754	0	(7)
	10/2025		255	INR	22,379	0	(3)
	10/2025		23	NOK	226	0	0
	10/2025		503	PEN	1,766	5	0
	10/2025		61	SEK	580	1	0
	10/2025		154	TWD	4,678	0	0
	10/2025	ZAR	1,038		$60	0	0
	11/2025	NOK	226		23	0	0
	11/2025		$30	ILS	101	0	0
	11/2025		97	INR	8,645	0	0
	11/2025	ZAR	1,369		$79	0	0
	12/2025	PEN	1,769		503	0	(5)
	12/2025	TWD	16,120		539	7	0
	12/2025		$70	IDR	1,171,206	0	0
	01/2026	TWD	2,120		$70	0	0
	02/2026	PEN	305		83	0	(5)
	03/2026		4,101		1,164	0	(12)
	08/2026		$61	ZAR	1,086	0	0

DUB	10/2025	CNH	3,016		$424	1	0
	10/2025	IDR	1,478,273		90	2	0
	10/2025	INR	13,999		158	0	0
	10/2025	KRW	61,913		45	1	0
	10/2025		$84	ILS	286	3	0
	10/2025		125	INR	11,077	0	(1)
	11/2025	ILS	286		$84	0	(3)
	11/2025	INR	885		10	0	0
	11/2025		$158	INR	14,027	0	0
	11/2025	ZAR	10,108		$577	0	(6)

FAR	10/2025	AUD	1,393		904	0	(18)
	10/2025	CHF	46		58	0	0
	10/2025	CNH	1,315		185	1	0
	10/2025	SGD	237		185	1	0

220	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$991	AUD	1,517	$13	$0
	10/2025		242	INR	21,335	0	(2)
	10/2025		593	JPY	87,185	0	(4)
	10/2025		335	PEN	1,169	2	0
	10/2025		196	PLN	717	1	0
	10/2025		1,402	SGD	1,805	0	(2)
	11/2025	AUD	1,517		$991	0	(13)
	11/2025	PEN	669		182	0	(10)
	11/2025	SGD	1,801		1,402	2	0
	11/2025		$58	CHF	46	0	0
	12/2025	MXN	5,021		$265	0	(7)
	02/2026	PEN	1,173		335	0	(2)

GLM	10/2025	CHF	8		9	0	0
	10/2025	CNH	104		15	0	0
	10/2025	IDR	1,148,999		69	0	0
	10/2025	SGD	13		10	0	0
	10/2025		$57	IDR	944,018	0	(1)
	10/2025		69	INR	6,080	0	(1)
	11/2025		10	ILS	33	0	0
	12/2025	MXN	186		$10	0	0
	12/2025		$67	IDR	1,124,621	0	0

IND	10/2025	AUD	62		$41	0	(1)

JPM	10/2025	CAD	1,340		970	7	0
	10/2025	IDR	3,029,225		181	0	0
	10/2025	KRW	107,159		77	1	0
	10/2025	SGD	89		69	0	0
	10/2025	TWD	1,075		35	0	0
	10/2025		$49	EUR	42	0	0
	10/2025		97	GBP	72	0	0
	10/2025		243	IDR	4,038,878	0	(1)
	10/2025		30	ILS	101	0	0
	10/2025		55	PLN	203	1	0
	10/2025		10	TWD	296	0	0
	11/2025	ZAR	8,951		$511	0	(6)

MBC	10/2025	CHF	8		10	0	0
	10/2025	CNH	1,535		216	1	0
	10/2025	EUR	25		30	0	0
	10/2025	GBP	70		95	0	0
	10/2025	IDR	148,237		9	0	0
	10/2025	JPY	1,096		7	0	0
	10/2025	KRW	363,232		260	2	0
	10/2025	SEK	1,531		160	0	(3)
	10/2025	SGD	797		622	4	0
	10/2025	THB	1,150		36	0	0
	10/2025		$60	CHF	47	0	(1)
	10/2025		153	CNH	1,090	0	0
	10/2025		199	KRW	278,035	0	(1)
	10/2025		0	NOK	2	0	0
	10/2025		60	SEK	575	1	0
	10/2025		40	THB	1,295	0	0
	11/2025	CNH	1,087		$153	0	0
	11/2025	NOK	2		0	0	0
	11/2025		$95	GBP	70	0	0
	11/2025		7	JPY	1,092	0	0
	12/2025		123	MXN	2,330	3	0

MYI	10/2025	CNH	1,549		$218	0	0
	10/2025	IDR	613,868		37	1	0
	10/2025	JPY	41,800		280	0	(3)
	10/2025		$7	JPY	970	0	0
	10/2025		97	PLN	352	0	0
	10/2025		72	TWD	2,157	0	(1)
	11/2025		280	JPY	41,656	3	0
	12/2025	TWD	2,143		$72	1	0

NGF	10/2025	KRW	141,934		102	1	0
	10/2025		$51	IDR	847,869	0	0
	11/2025		240	TRY	10,497	4	0

SCX	10/2025	CNH	1,127		$159	0	0
	10/2025	IDR	1,381,209		83	0	0
	10/2025	INR	9,774		110	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	221

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	PEN	2,933		$830	$0	$(15)
	10/2025	SGD	20		16	0	0
	10/2025	TWD	6,376		215	6	0
	10/2025		$57	IDR	940,688	0	(1)
	10/2025		122	INR	10,776	0	(1)
	10/2025		34	JPY	4,969	0	0
	11/2025		100	INR	8,908	0	0
	12/2025		83	IDR	1,384,700	0	0

SOG	10/2025	BRL	4,915		$921	0	(3)
	10/2025	JPY	91,031		612	0	(4)
	10/2025	NZD	97		56	0	0
	10/2025		$924	BRL	4,915	0	(1)
	10/2025		940	EUR	799	0	(2)
	10/2025		309	JPY	45,496	0	(2)
	11/2025	EUR	799		$942	2	0
	11/2025		$612	JPY	90,716	4	0
	12/2025		921	BRL	4,984	2	0

SSB	10/2025	GBP	59		$80	0	0
	11/2025	PEN	300		81	0	(5)
	12/2025		523		141	0	(9)

UAG	10/2025	ILS	517		155	0	(1)
	10/2025	NOK	238		23	0	0
	10/2025		$557	INR	49,175	0	(4)
	10/2025		97	PLN	352	0	0
	10/2025		40	THB	1,294	0	0
	10/2025		60	ZAR	1,038	0	0
	10/2025	ZAR	1,039		$60	0	0
	11/2025		4,553		258	0	(4)
	12/2025	TRY	563		12	0	(1)

Total Forward Foreign Currency Contracts						$181	$(226)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,700	$2	$2
	Call - OTC USD versus HKD		7.800	08/24/2026	2,400	3	2
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	470	21	25

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	280	5	9
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	400	1	0

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	800	1	1
	Call - OTC USD versus HKD		7.800	08/24/2026	900	1	1

						$34	$40

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	1,200	$9	$10
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	300	2	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	600	5	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	300	26	25
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	300	26	25
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	400	35	37
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	400	35	31

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	900	73	82
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	1,100	89	75

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	64,800	325	282
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	64,800	325	316

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	1,400	2	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	2,700	2	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	2,700	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	800	70	68
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	800	70	66

222	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110%	08/23/2027	2,500	$202	$229
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	3,200	258	217

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,200	106	102
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,200	106	98

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	12,600	9	9
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	2,900	3	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	1,100	5	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	1,400	18	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	1,200	24	21
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	1,200	18	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	300	26	26
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	300	26	25

							$ 1,901	$1,784

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$98.063	10/07/2025	3,800	$5	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.969	12/04/2025	1,900	2	2

					$7	$2

Total Purchased Options					$1,942	$1,826

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	5,600	$ (5)	$ (2)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,700	$(1)	$(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	2,400	(1)	(1)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	950	(20)	(24)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	280	(1)	(1)
	Call - OTC USD versus BRL		5.800	11/07/2025	280	(2)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	400	0	0

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	800	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	900	(1)	(1)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	100	(3)	(1)

						$(30)	$(31)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028%	12/04/2025	1,400	$(3)	$(3)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	2,300	(5)	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	1,200	(4)	(6)

							$ (12)	$(9)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$96.547	10/07/2025	1,200	$(2)	$(7)

Total Written Options					$(49)	$(49)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	223

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	97	$19	$1	$20	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		676	132	8	140	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		290	58	2	60	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		2,223	461	0	461	0

							$670	$11	$681	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	1,507	4.875% (SOFR plus a specified spread)	Monthly	02/04/2026	$22,344	$0	$86	$86	$0
	Pay	S&P 500 Total Return Index	60	4.900% (SOFR plus a specified spread)	Monthly	03/11/2026	890	0	4	4	0

FAR	Pay	S&P 500 Total Return Index	39	4.910% (FEDL01 plus a specified spread)	Monthly	01/07/2026	578	0	2	2	0

JPM	Pay	S&P 500 Total Return Index	73	4.870% (FEDL01 plus a specified spread)	Monthly	02/04/2026	1,082	0	4	4	0

MBC	Pay	S&P 500 Total Return Index	4,224	4.840% (SOFR plus a specified spread)	Maturity	05/15/2026	49,112	0	(12,377)	0	(12,377)

								$0	$(12,281)	$96	$(12,377)

Total Swap Agreements								$670	$(12,270)	$777	$(12,377)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$0	$0	$(6)	$0	$0	$(6)	$(6)	$0	$(6)
BOA	2	162	110	274	(2)	(26)	0	(28)	246	445	691
BPS	12	0	140	152	(6)	0	0	(6)	146	0	146
BRC	9	157	0	166	(11)	0	0	(11)	155	0	155
BSH	24	0	0	24	(27)	0	0	(27)	(3)	0	(3)
CBK	63	0	0	63	(34)	0	0	(34)	29	0	29
DUB	7	598	0	605	(10)	(3)	0	(13)	592	0	592
FAR	20	0	2	22	(58)	0	0	(58)	(36)	0	(36)
GLM	0	591	0	591	(2)	(2)	0	(4)	587	0	587
GSC	0	2	0	2	0	(7)	0	(7)	(5)	0	(5)
GST	0	0	60	60	0	(2)	0	(2)	58	0	58
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	9	202	465	676	(7)	0	0	(7)	669	(430)	239
MBC	11	2	0	13	(5)	(2)	(12,377)	(12,384)	(12,371)	11,967	(404)
MYC	0	112	0	112	0	(6)	0	(6)	106	0	106
MYI	5	0	0	5	(4)	0	0	(4)	1	0	1
NGF	5	0	0	5	0	0	0	0	5	0	5
SCX	6	0	0	6	(17)	0	0	(17)	(11)	0	(11)
SOG	8	0	0	8	(12)	0	0	(12)	(4)	0	(4)
SSB	0	0	0	0	(14)	0	0	(14)	(14)	0	(14)
UAG	0	0	0	0	(10)	(1)	0	(11)	(11)	0	(11)

Total Over the Counter	$181	$1,826	$777	$2,784	$(226)	$(49)	$(12,377)	$(12,652)

(k)

Securities with an aggregate market value of $12,412 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

224	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$20	$20
Swap Agreements	0	0	0	0	52	52

	$0	$0	$0	$0	$72	$72

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$181	$0	$181
Purchased Options	0	0	0	40	1,786	1,826
Swap Agreements	0	681	96	0	0	777

	$0	$681	$96	$221	$1,786	$2,784

	$0	$681	$96	$221	$1,858	$2,856

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$16	$16
Futures	3	0	47	0	2	52
Swap Agreements	0	2	0	0	33	35

	$3	$2	$47	$0	$51	$103

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$226	$0	$226
Written Options	0	2	0	31	16	49
Swap Agreements	0	0	12,377	0	0	12,377

	$0	$2	$12,377	$257	$16	$12,652

	$3	$4	$12,424	$257	$67	$12,755

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$18	$18
Futures	0	0	(5,168)	0	(37)	(5,205)
Swap Agreements	0	(160)	0	0	443	283

	$0	$(160)	$(5,168)	$0	$424	$(4,904)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	225

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)	September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(912)	$0	$(912)
Purchased Options	0	0	0	0	(30)	(30)
Written Options	0	2	0	0	71	73
Swap Agreements	0	85	(2,839)	0	0	(2,754)

	$0	$87	$(2,839)	$(912)	$41	$(3,623)

	$0	$(73)	$(8,007)	$(912)	$465	$(8,527)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	(198)	0	(132)	(330)
Swap Agreements	0	(115)	0	0	(437)	(552)

	$0	$(115)	$(198)	$0	$(562)	$(875)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(36)	$0	$(36)
Purchased Options	0	0	0	6	(111)	(105)
Written Options	0	3	0	(2)	(24)	(23)
Swap Agreements	0	32	(10,277)	0	0	(10,245)

	$0	$35	$(10,277)	$(32)	$(135)	$(10,409)

	$0	$(80)	$(10,475)	$(32)	$(697)	$(11,284)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,734	$0	$2,734
Industrials	0	496	900	1,396
U.S. Government Agencies	0	88,606	0	88,606
U.S. Treasury Obligations	0	5,450	0	5,450
Non-Agency Mortgage-Backed Securities	0	14,342	0	14,342
Asset-Backed Securities
Automobile Sequential	0	627	0	627
CMBS Other	0	1,706	0	1,706
Home Equity Other	0	8,226	0	8,226
Home Equity Sequential	0	9	0	9
Whole Loan Collateral	0	1,991	0	1,991
Other ABS	0	1,587	0	1,587
Sovereign Issues	0	7,854	0	7,854
Short-Term Instruments
Mutual Funds	0	1,201	0	1,201
Repurchase Agreements	0	4,500	0	4,500
Short-Term Notes	0	1,091	0	1,091
U.S. Treasury Bills	0	13,617	0	13,617

	$0	$154,037	$900	$154,937

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,774	$0	$0	$19,774

Total Investments	$19,774	$154,037	$900	$174,711

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,026)	$0	$(10,026)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	66	0	72
Over the counter	0	2,784	0	2,784

	$6	$2,850	$0	$2,856

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(47)	(53)	0	(100)
Over the counter	0	(12,652)	0	(12,652)

	$(47)	$(12,705)	$0	$(12,752)

Total Financial Derivative Instruments	$(41)	$(9,855)	$0	$(9,896)

Totals	$19,733	$134,156	$900	$154,789

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

226	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Small Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 155.4%

CORPORATE BONDS & NOTES 7.1%

BANKING & FINANCE 4.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% due 01/30/2032		$1,000	$921

American Express Co.
5.442% due 01/30/2036 •		300	312

ARES Strategic Income Fund
5.450% due 09/09/2028		1,600	1,613

Athene Global Funding
5.033% due 07/17/2030		2,900	2,948

Bank of America Corp.
5.202% due 04/25/2029 •		1,000	1,025

Bank of Nova Scotia
5.450% due 08/01/2029		3,400	3,550

Barclays PLC
7.437% due 11/02/2033 •		1,100	1,263

Credit Suisse AG AT1 Claim
1.000% due 12/31/2060		5,820	757

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	900	1,054

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	190
5.800% due 03/05/2027		800	808
5.800% due 03/08/2029		300	305
5.918% due 03/20/2028		600	610
6.950% due 03/06/2026		200	202
6.950% due 06/10/2026		200	203

GA Global Funding Trust
5.500% due 04/01/2032		400	411

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		200	203

HSBC Holdings PLC
2.848% due 06/04/2031 •		200	186

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •		1,300	1,316

Nomura Holdings, Inc.
2.679% due 07/16/2030		1,300	1,195
3.103% due 01/16/2030		1,900	1,794

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)		1,500	1,131

Pricoa Global Funding I
4.650% due 08/27/2031		1,890	1,912

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •		1,300	1,315

UBS Group AG
3.091% due 05/14/2032 •		1,300	1,203

VICI Properties LP
4.750% due 02/15/2028		1,800	1,815

Wells Fargo & Co.
5.150% due 04/23/2031 •		2,000	2,063

			30,305

INDUSTRIALS 1.9%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		2,000	1,936

Bayer U.S. Finance LLC
6.375% due 11/21/2030		400	427

Beignet
6.850% due 06/01/2049 «(a)		6,600	6,600

Conagra Brands, Inc.
5.750% due 08/01/2035		900	917

DAE Funding LLC
3.375% due 03/20/2028		900	872

Petroleos del Peru SA
5.625% due 06/19/2047		900	666

Petroleos Mexicanos
6.350% due 02/12/2048		400	318

United Airlines Pass-Through Trust
5.450% due 08/15/2038		386	399

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Viper Energy Partners LLC
5.700% due 08/01/2035	$400	$407

		12,542

UTILITIES 0.6%

Oncor Electric Delivery Co. LLC
2.700% due 11/15/2051	600	369

Pacific Gas & Electric Co.
2.100% due 08/01/2027	459	441
3.000% due 06/15/2028	1,000	964
3.300% due 12/01/2027	100	98
5.700% due 03/01/2035	100	103
6.150% due 03/01/2055	300	302

San Diego Gas & Electric Co.
3.320% due 04/15/2050	200	140

Southern California Edison Co.
5.150% due 06/01/2029	1,500	1,527

		3,944

Total Corporate Bonds & Notes (Cost $45,683)		46,791

U.S. GOVERNMENT AGENCIES 97.3%

Federal Home Loan Mortgage Corp.
4.000% due 01/01/2048	881	848
4.500% due 08/01/2052 - 12/01/2053	3,929	3,823
5.500% due 11/01/2054 - 09/01/2055	37,426	37,893
6.000% due 04/01/2040	2	2
6.500% due 11/01/2053 - 09/01/2054	21,581	22,461

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	1,781	1,695

Federal Home Loan Mortgage Corp. REMICS
5.197% due 10/15/2037 •	10	10
5.306% due 09/25/2055 •	3,476	3,525
5.456% due 09/25/2055 •	5,434	5,450
5.506% due 03/25/2055 - 09/25/2055 •	9,788	9,834
5.556% due 02/25/2055 - 08/25/2055 •	5,217	5,245
5.806% due 12/25/2054 •	906	914

Federal National Mortgage Association
3.500% due 12/01/2047 - 08/01/2048	7,086	6,593
4.000% due 01/01/2026 - 03/01/2026	1	1
4.202% due 10/01/2029 ~	4,400	4,424
4.350% due 09/01/2030	9,000	9,070
4.930% due 06/01/2029	1,900	1,952
5.500% due 08/01/2053 - 11/01/2054	6,356	6,476
6.000% due 09/01/2035 - 05/01/2041	299	315
6.500% due 12/01/2053 - 03/01/2055	24,966	26,044
7.500% due 02/01/2028 - 11/01/2037	20	21

Federal National Mortgage Association - BAML
3.910% due 11/01/2055 «(a)	9,589	9,461
4.440% due 10/01/2055 «(a)	9,700	9,728

Federal National Mortgage Association REMICS
4.821% due 07/25/2037 •	4	4
4.851% due 07/25/2037 •	9	8
4.871% due 09/25/2035 •	22	21
5.306% due 11/25/2054 •	2,551	2,551
5.456% due 07/25/2055 •	570	571
5.506% due 08/25/2055 - 09/25/2055 •	7,102	7,127
5.756% due 09/25/2055 •	4,077	4,110

Government National Mortgage Association
4.000% due 06/20/2055 - 09/20/2055	7,070	6,653
5.170% due 09/20/2055 •	6,046	6,049
6.000% due 12/15/2038	27	28

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
4.745% due 08/20/2047 •		$250	$244
4.920% due 10/01/2055 «		5,000	5,000
5.510% due 09/20/2055 •		5,300	5,312
5.539% due 07/20/2055 •		1,361	1,365

Government National Mortgage Association, TBA
4.000% due 11/01/2055		14,280	13,426
4.500% due 11/01/2055		15,830	15,345
5.000% due 10/01/2055 - 11/01/2055		28,230	28,075
5.500% due 11/01/2055		9,000	9,062
6.000% due 11/01/2055		8,880	9,032

U.S. Small Business Administration
5.290% due 12/01/2027		3	3
5.720% due 01/01/2029		83	84
6.020% due 08/01/2028		38	39

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055		7,250	6,370
4.000% due 11/01/2055		25,360	23,898
4.500% due 10/01/2055		26,727	25,928
5.000% due 11/01/2055		43,190	42,809
5.500% due 11/01/2055		3,000	3,023
6.000% due 10/01/2055 - 11/01/2055		142,540	145,601
6.500% due 11/01/2055		106,690	110,331

Total U.S. Government Agencies (Cost $637,339)			637,854

U.S. TREASURY OBLIGATIONS 2.2%

U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045 (f)(h)		1,783	1,331
1.000% due 02/15/2046 (f)		2,509	1,936

U.S. Treasury Notes
3.875% due 07/31/2030		11,000	11,068

Total U.S. Treasury Obligations (Cost $15,725)			14,335

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.8%

Adjustable Rate Mortgage Trust
6.102% due 11/25/2037 ~		4,049	2,626

American Home Mortgage Assets Trust
5.073% due 11/25/2046 •		6,038	1,476

Atrium Hotel Portfolio Trust
5.948% due 12/15/2036 •		4,600	4,522

Avon Finance
4.886% due 12/28/2049 •	GBP	2,870	3,868

BCAP LLC Trust
4.444% due 03/26/2037 ~		$4,013	1,670

Bear Stearns ALT-A Trust
4.217% due 11/25/2035 ~		2,489	1,338
4.480% due 11/25/2035 ~		79	72

ChaseFlex Trust
4.872% due 07/25/2037 •		2,367	2,103

CHL Mortgage Pass-Through Trust
4.462% due 11/25/2037 ~		398	378
5.097% due 11/25/2034 ~		2	2
5.500% due 11/25/2035		19	10

Citigroup Mortgage Loan Trust, Inc.
4.342% due 01/25/2037 •		2	1
5.805% due 08/25/2035 ~		5	6
6.300% due 03/25/2036 •		31	31
9.170% due 09/25/2062 þ		4,803	4,818

CitiMortgage Alternative Loan Trust
4.872% due 04/25/2037 •		790	657

Countrywide Alternative Loan Trust
4.512% due 12/25/2046 •		1,987	1,792
4.592% due 02/25/2047 •		8	8
4.592% due 09/25/2047 •		1,082	1,005
4.672% due 06/25/2037 •		29	27
5.153% due 02/25/2036 •		3	3
5.750% due 02/25/2037		663	320
6.000% due 08/25/2035		1,045	396
6.000% due 06/25/2047		1,734	878

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	227

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSMC Trust
2.000% due 01/25/2060 ~		$2,409	$2,147

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.932% due 08/25/2037 •		1,595	1,293

GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~		1	1

HarborView Mortgage Loan Trust
4.588% due 12/19/2036 •		130	117
4.628% due 01/19/2038 •		181	160
4.658% due 12/19/2036 •		694	550

JP Morgan Mortgage Trust
4.960% due 08/25/2034 ~		8	8
5.750% due 01/25/2036		10	4
6.262% due 07/25/2035 ~		562	561

JP Morgan Resecuritization Trust
3.129% due 06/26/2037 ~		3,978	3,105
4.557% due 06/26/2037 •		652	652

Lehman Mortgage Trust
4.922% due 11/25/2036 •		1,089	497

Lehman XS Trust
4.722% due 08/25/2046 •		921	947

MASTR Adjustable Rate Mortgages Trust
4.953% due 12/25/2046 •		4,877	4,029

Merrill Lynch Mortgage Investors Trust
4.890% due 09/25/2035 ~		38	30

Morgan Stanley Mortgage Loan Trust
5.202% due 11/25/2035 •		31	32

MortgageIT Securities Corp. Mortgage Loan Trust
4.732% due 06/25/2047 •		586	515

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,220	1,179
2.750% due 11/25/2059 ~		2,208	2,128

PRKCM Trust
7.225% due 11/25/2058 þ		916	932

RALI Trust
4.642% due 08/25/2036 •		263	239
4.672% due 05/25/2047 •		2,680	2,486

Stratton Mortgage Funding PLC
5.137% due 06/20/2060 •	GBP	701	945

Structured Adjustable Rate Mortgage Loan Trust
5.197% due 04/25/2035 ~		$40	37

Structured Asset Mortgage Investments II Trust
4.392% due 08/25/2036 •		3,022	2,682

Structured Asset Securities Corp.
4.622% due 04/25/2035 •		1,027	937

Taurus U.K. DAC
4.836% due 05/17/2031 •	GBP	1,191	1,601

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •		1,802	2,430

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~		843	1,137

UBS Commercial Mortgage Trust
3.504% due 12/15/2050		$1,208	1,198

WaMu Mortgage Pass-Through Certificates Trust
3.509% due 01/25/2037 ~		109	94
4.341% due 08/25/2036 ~		50	46
4.402% due 06/25/2037 ~		393	354
4.883% due 01/25/2047 •		7	7
4.923% due 05/25/2047 •		1,550	1,374
5.055% due 12/25/2035 ~		656	624
5.432% due 11/25/2045 •		1,258	1,192
5.653% due 09/25/2046 •		20	20
5.653% due 10/25/2046 •		14	13

Wells Fargo Mortgage-Backed Securities Trust
6.814% due 12/25/2036 ~		45	44

Total Non-Agency Mortgage-Backed Securities (Cost $71,124)			64,354

ASSET-BACKED SECURITIES 23.9%

AUTOMOBILE ABS OTHER 0.6%

Carvana Auto Receivables Trust
2.900% due 03/10/2028		2,597	2,543

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.160% due 06/12/2028	$1,390	$1,350

		3,893

AUTOMOBILE SEQUENTIAL 2.0%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	2,400	2,468

Carvana Auto Receivables Trust
5.620% due 01/10/2029	255	257

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	4,200	4,290

Lendbuzz Securitization Trust
7.500% due 12/15/2028	2,369	2,413

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032	102	102

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030	450	446

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	364	366

Research-Driven Pagaya Motor Asset Trust VII
5.380% due 11/25/2030	145	145

SCCU Auto Receivables Trust
5.110% due 06/15/2029	1,600	1,614
5.450% due 12/15/2027	630	631

		12,732

CMBS OTHER 1.6%

M360 Ltd.
6.500% due 11/22/2038 •	3,100	3,049

MF1 LLC
6.769% due 09/17/2037 •	1,267	1,268

MF1 Ltd.
5.884% due 02/19/2037 •	6,100	6,102

Ready Capital Mortgage Financing LLC
5.472% due 11/25/2036 •	191	191

		10,610

HOME EQUITY OTHER 9.1%

ABFC Trust
4.532% due 01/25/2037 •	1,608	1,165

Bear Stearns Asset-Backed Securities I Trust
4.592% due 08/25/2036 •	236	230

Citigroup Mortgage Loan Trust, Inc.
4.332% due 07/25/2045 •	70	49
4.592% due 12/25/2036 •	1,938	1,092

Countrywide Asset-Backed Certificates Trust
4.197% due 05/25/2036 •	1,087	1,078
4.462% due 11/25/2037 •	85	81
4.522% due 06/25/2047 •	568	552
4.552% due 06/25/2037 •	520	491
4.552% due 06/25/2047 •	591	536
4.792% due 12/25/2036 •	1,910	1,824
4.812% due 03/25/2036 •	668	604

Credit-Based Asset Servicing & Securitization LLC
4.392% due 07/25/2037 •	4	3

Fieldstone Mortgage Investment Trust
5.007% due 12/25/2035 •	658	652

Fremont Home Loan Trust
4.472% due 08/25/2036 •	80	25
4.612% due 02/25/2036 •	584	570

GSAA Home Equity Trust
4.114% due 03/25/2036 ~	3,008	1,803
4.672% due 03/25/2037 •	3,880	1,052

GSAMP Trust
4.732% due 01/25/2037 •	2,700	2,352
5.592% due 12/25/2034 •	787	714

Home Equity Loan Trust
4.612% due 04/25/2037 •	5,300	4,759

Home Equity Mortgage Loan Asset-Backed Trust
4.654% due 11/25/2034 •	98	97
5.337% due 08/25/2035 •	2,000	1,982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Acquisition Trust
4.482% due 10/25/2036 •	$7	$7

Long Beach Mortgage Loan Trust
4.712% due 02/25/2036 •	995	985
5.187% due 08/25/2035 •	1,700	1,556

MASTR Specialized Loan Trust
4.792% due 02/25/2036 •	240	236
4.792% due 06/25/2046 •	1,016	1,002

Merrill Lynch Mortgage Investors Trust
4.492% due 08/25/2037 •	4,995	2,458

Morgan Stanley ABS Capital I, Inc. Trust
4.372% due 07/25/2036 •	3	1
4.487% due 03/25/2037 •	12,802	5,001
4.592% due 09/25/2036 •	2,204	951

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	3,433	1,126

Option One Mortgage Loan Trust
4.372% due 07/25/2036 •	1,798	820
4.402% due 07/25/2037 •	2,115	1,384
4.492% due 04/25/2037 •	1,897	1,318
4.492% due 05/25/2037 •	1,115	674
4.552% due 01/25/2037 •	2,497	1,467
4.582% due 04/25/2037 •	243	138

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.997% due 02/25/2035 •	6,262	5,790

Popular ABS Mortgage Pass-Through Trust
4.767% due 07/25/2036 •	1,685	1,623

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	3,588	1,145

Residential Asset Mortgage Products Trust
5.337% due 05/25/2035 •	2,245	2,196

Residential Asset Securities Corporation Trust
4.872% due 02/25/2036 •	25	25

Securitized Asset-Backed Receivables LLC Trust
4.752% due 07/25/2036 •	865	342
4.917% due 10/25/2035 •	1,091	896

SG Mortgage Securities Trust
4.632% due 02/25/2036 •	3,677	1,809

Soundview Home Loan Trust
4.392% due 11/25/2036 •	6	2
4.442% due 07/25/2037 •	933	832
4.572% due 03/25/2037 •	205	197
4.772% due 10/25/2036 •	2,294	2,208
5.112% due 08/25/2035 •	1,556	1,444

Structured Asset Securities Corp. Mortgage Loan Trust
4.502% due 05/25/2047 •	489	481

		59,825

HOME EQUITY SEQUENTIAL 0.0%

BNC Mortgage Loan Trust
3.681% due 10/25/2036 •	5	5

WHOLE LOAN COLLATERAL 1.4%

Citigroup Mortgage Loan Trust, Inc.
4.722% due 10/25/2036 •	76	76

PRET LLC
5.744% due 07/25/2051 þ	990	990
5.843% due 09/25/2051 þ	3,204	3,207
6.721% due 07/25/2051 þ	2,890	2,894

Securitized Asset-Backed Receivables LLC Trust
4.772% due 05/25/2036 •	2,650	1,435

Specialty Underwriting & Residential Finance Trust
4.570% due 12/25/2036 •	357	354

		8,956

OTHER ABS 9.2%

ACHV ABS Trust
5.430% due 10/27/2031	1,048	1,058

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039	300	288

228	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038		$400	$394

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		300	290

Anchorage Credit Funding 7 Ltd.
4.620% due 04/25/2037		241	241

Bain Capital Euro CLO DAC
2.764% due 01/20/2032 •	EUR	1,502	1,765

BlackRock European CLO VII DAC
2.646% due 10/15/2031 •		1,694	1,991

Cairn CLO X DAC
3.059% due 10/15/2031 •		1,282	1,506

Carlyle Euro CLO DAC
2.726% due 01/15/2031 •		921	1,080
2.926% due 08/15/2032 •		2,793	3,283

CVC Cordatus Loan Fund VII DAC
2.644% due 09/15/2031 •		1,303	1,528

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •		2,837	3,331

Euro-Galaxy III CLO DAC
2.564% due 04/24/2034 •		2,290	2,689

GreenSky Home Improvement Trust
5.550% due 06/25/2059		$1,300	1,334

Griffith Park CLO DAC
2.754% due 11/21/2031 •	EUR	2,265	2,661

Harvest CLO XVI DAC
2.666% due 10/15/2031 •		1,052	1,236

Harvest CLO XXI DAC
1.040% due 07/15/2031		676	781
2.786% due 07/15/2031 •		5,339	6,273

Jubilee CLO DAC
2.676% due 04/15/2031 •		1,325	1,557

Nelnet Student Loan Trust
6.589% due 02/20/2041 •		$301	308
6.640% due 02/20/2041		251	260

Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		1,299	1,303
5.303% due 10/15/2032		1,900	1,905

Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034		1,800	1,822

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(a)		3,000	3,000

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		400	378

Segovia European CLO DAC
2.904% due 07/20/2032 ~	EUR	2,062	2,423

SMB Private Education Loan Trust
4.550% due 02/16/2055		$3,692	3,634
5.500% due 06/17/2052		1,669	1,720
5.924% due 11/15/2052 •		429	434

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		1,177	1,139

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunbit Asset Securitization Trust
5.360% due 07/15/2030		$800	$804

TCI-Symphony CLO Ltd.
6.132% due 10/13/2032 •		4,900	4,911

Upstart Pass-Through Trust
3.800% due 04/20/2030		83	82

Vibrant CLO XII Ltd.
5.301% due 04/20/2034 •		3,100	3,100

			60,509

Total Asset-Backed Securities (Cost $169,681)			156,530

SOVEREIGN ISSUES 10.2%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (c)	BRL	66,500	11,672

Colombia Government International Bonds
8.375% due 11/07/2054		$1,200	1,273

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	1,300	986

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$3,100	$3,149

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		800	618

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	1,000	1,007

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	380,000	2,239

Mexico Bonos
8.500% due 03/01/2029	MXN	33,000	1,828

Mexico Udibonos
3.000% due 12/03/2026 (d)		1,710	93
4.000% due 11/30/2028 (d)		1,667	91
4.000% due 08/24/2034 (d)		8,978	470

Peru Government Bonds
7.300% due 08/12/2033	PEN	11,500	3,694

Peru Government International Bonds
5.400% due 08/12/2034		13,900	3,878
6.150% due 08/12/2032		62,200	18,991
6.950% due 08/12/2031		881	281

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	98,450	4,525
7.000% due 02/28/2031		60,800	3,340
8.000% due 01/31/2030		27,700	1,610
8.250% due 03/31/2032		13,800	789
8.500% due 01/31/2037		17,000	907
8.875% due 02/28/2035		52,100	2,964

Romania Government International Bonds
6.750% due 07/11/2039	EUR	1,200	1,437

Turkiye Government Bonds
42.493% (BISTREFI) due 05/20/2026 ~	TRY	300	7
42.493% (BISTREFI) due 08/19/2026 ~		300	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
42.493% (BISTREFI) due 05/17/2028 ~	$35,200	$833

Total Sovereign Issues (Cost $62,356)		66,689

SHORT-TERM INSTRUMENTS 4.9%

COMMERCIAL PAPER 3.5%

AutoNation, Inc.
4.550% due 10/08/2025 (a)	6,490	6,483

HA Sustainable Infrastructure Capital, Inc.
4.950% due 10/07/2025	3,330	3,327

HCA, Inc.
4.600% due 10/23/2025	250	249
4.650% due 10/17/2025	5,240	5,229
4.780% due 10/02/2025	1,200	1,200

Targa Resources Corp.
4.380% due 10/17/2025	6,510	6,495

		22,983

U.S. TREASURY BILLS 1.4%
4.303% due 10/09/2025 - 11/12/2025 (b)(c)(f)(h)	9,658	9,633

Total Short-Term Instruments (Cost $32,619)		32,616

Total Investments in Securities (Cost $1,034,527)		1,019,169

	SHARES
INVESTMENTS IN AFFILIATES 14.0%

SHORT-TERM INSTRUMENTS 14.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.0%

PIMCO Short Asset Portfolio	736,064	7,222

PIMCO Short-Term Floating NAV Portfolio III	8,682,428	84,558

Total Short-Term Instruments (Cost $91,752)		91,780

Total Investments in Affiliates (Cost $91,752)		91,780

Total Investments 169.4% (Cost $1,126,279)		$1,110,949

Financial Derivative Instruments (e)(g) 5.0% (Cost or Premiums, net $27,796)		32,629

Other Assets and Liabilities, net (74.4)%		(487,936)

Net Assets 100.0%		$655,642

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	229

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (11.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$13,440	$(10,832)	$(10,836)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	19,060	(16,042)	(16,064)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	52,650	(48,280)	(48,095)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2055	600	(610)	(613)

Total Short Sales (11.5)%				$(75,764)	$(75,608)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$113.500	10/24/2025	348	$348	$(119)	$(74)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	348	$348	$(43)	$(39)

Total Written Options					$(162)	$(113)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
30-Day Federal Fund February Futures	02/2026	157	$63,091	$0	$0	$0
Canada Government 10-Year Bond December Futures	12/2025	105	9,239	31	42	0
E-Mini Russell 2000 Index December Futures	12/2025	476	58,441	687	112	0
U.S. Treasury 2-Year Note December Futures	12/2025	178	37,095	23	19	0
U.S. Treasury 5-Year Note December Futures	12/2025	1,395	152,327	(92)	54	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	208	23,936	202	0	(13)

				$851	$227	$(13)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2025	158	$(17,775)	$44	$2	$0
U.S. Treasury Long-Term Bond December Futures	12/2025	7	(816)	(19)	2	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	67	(8,044)	(33)	38	0

				$(8)	$42	$0

Total Futures Contracts				$843	$269	$(13)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	400	$2	$(1)	$1	$0	$0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.170		100	1	(1)	0	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.189		800	(4)	21	17	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065	$	1,400	9	1	10	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079		200	2	0	2	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271		2,000	12	(1)	11	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.581	EUR	400	3	2	5	0	0

							$25	$21	$46	$0	$0

230	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-43 5-Year Index	(1.000)%	Quarterly	06/20/2030	$100	$(4)	$3	$(1)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$ 3,956	$(145)	$149	$4	$0	$(1)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	70	2	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	7	0	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	900	(45)	44	(1)	0	(1)
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(8)	7	(1)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	500	(14)	10	(4)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	400	(9)	0	(9)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	0	7	7	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	2,800	201	14	215	0	(4)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	4,800	366	11	377	5	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	(18)	2	0	0

					$288	$304	$592	$5	$(6)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	53,900	$(262)	$(49)	$(311)	$74	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	9	7	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	9	8	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		400	(1)	(8)	(9)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		5,600	(164)	69	(95)	18	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		2,840	134	(48)	86	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	$	29,680	134	(354)	(220)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		7,300	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,000	(2)	(12)	(14)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		5,600	0	71	71	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,300	175	(410)	(235)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,000	(2)	(14)	(16)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		25,290	(523)	111	(412)	0	(12)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		29,510	(484)	(28)	(512)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		28,890	284	(211)	73	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		50,900	332	6,374	6,706	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		31,900	0	592	592	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		11,700	34	(169)	(135)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		58,300	5,978	510	6,488	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		17,800	(466)	160	(306)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		13,170	(296)	91	(205)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		16,900	(448)	177	(271)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		7,900	593	(498)	95	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		30,950	(236)	(70)	(306)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		90	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		30	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		900	(3)	16	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		600	(2)	11	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,000	(4)	13	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		400	(2)	8	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		300	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,260	(14)	3	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		300	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		600	(2)	15	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		500	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		300	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		400	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		600	(2)	13	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		700	(2)	14	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	2	2	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	231

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.013%	Annual	01/15/2035	$	700	$(2)	$22	$20	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		300	(1)	11	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		300	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		700	(2)	27	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		200	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		250	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		500	(2)	(8)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		400	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		500	(1)	(9)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		700	(2)	(16)	(18)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		800	(2)	(15)	(17)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		500	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		900	(4)	10	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		35,880	(5)	(280)	(285)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		9,260	140	285	425	18	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		18,700	5,245	1,759	7,004	49	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		4,200	0	65	65	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		4,380	0	73	73	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		19,050	241	1,366	1,607	58	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		18,690	(1,602)	182	(1,420)	0	(55)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	2,400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		24,100	0	(21)	(21)	0	(4)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		4,700	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		52,300	0	10	10	6	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		17,200	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,400	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	33,200	0	(9)	(9)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	25,700	(111)	574	463	68	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	500	(1)	(4)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		400	(1)	0	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	0	0	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		2,250	10	(3)	7	4	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		500	(2)	(34)	(36)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(16)	(17)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(16)	(17)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		400	(2)	(26)	(28)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		400	(1)	(24)	(25)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		570	(2)	(24)	(26)	0	(2)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(18)	(19)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		300	(1)	(1)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	0	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		500	(1)	3	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	5	4	0	(1)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		300	(1)	(2)	(3)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(1)	(10)	(11)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		300	(1)	4	3	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(1)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		300	(1)	0	(1)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	4	3	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	1	0	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		300	(1)	(5)	(6)	1	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		300	(1)	5	4	0	(1)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	4	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		300	(1)	4	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		300	(1)	4	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	5	4	0	(1)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	32,300	(91)	(9)	(100)	0	(1)
Receive	CPURNSA	2.520	Maturity	03/27/2030	$	12,600	0	61	61	1	0
Receive	CPURNSA	2.544	Maturity	04/07/2030		7,160	(50)	73	23	1	0
Receive	CPURNSA	2.371	Maturity	04/10/2035		19,000	0	277	277	8	0

							$8,465	$10,690	$19,155	$336	$(217)

Total Swap Agreements							$8,774	$11,018	$19,792	$341	$(223)

232	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$269	$341	$610	$(113)	$(13)	$(226)	$(352)

(f)

Securities with an aggregate market value of $4,343 and cash of $18,261 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	44,000		$51,319	$0	$(339)
	10/2025		$7,476	CAD	10,400	0	(2)
	11/2025	CAD	10,384		$7,476	2	0

BOA	10/2025	JPY	14,947		100	0	(1)
	10/2025		$3,752	EUR	3,205	11	0
	10/2025		170	ILS	573	3	0
	10/2025		435	INR	38,439	0	(2)
	10/2025		11	JPY	1,551	0	0
	10/2025		371	KRW	514,038	0	(5)
	10/2025		114	NZD	198	1	0
	10/2025		1,317	PEN	4,864	83	0
	10/2025		90	PLN	324	0	(1)
	11/2025	ILS	1,155		$342	0	(7)
	11/2025	NZD	198		114	0	(1)
	11/2025		$119	ILS	399	1	0
	11/2025		100	JPY	14,895	1	0
	11/2025	ZAR	10,047		$576	0	(4)
	12/2025	PEN	18,892		5,192	0	(240)
	12/2025		$379	MXN	7,139	7	0

BPS	10/2025	BRL	83,468		$15,548	10	(144)
	10/2025	CNH	9,572		1,344	1	0
	10/2025	IDR	28,815,012		1,742	17	(2)
	10/2025	INR	43,171		490	4	0
	10/2025	JPY	17,317		117	0	(1)
	10/2025	TWD	68,367		2,273	31	(3)
	10/2025		$13,847	BRL	83,468	1,836	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	233

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$1,341	IDR	22,141,053	$0	$(14)
	10/2025		1,824	KRW	2,520,432	0	(28)
	10/2025		1,025	PLN	3,729	2	0
	11/2025	IDR	5,180,524		$310	0	0
	11/2025	INR	31,153		350	0	0
	11/2025	KRW	266,345		190	0	0
	11/2025		$37	BRL	200	0	0
	11/2025		360	ILS	1,210	5	0
	11/2025		117	JPY	17,257	1	0
	12/2025	TWD	9,142		$305	3	0
	12/2025		$441	IDR	7,423,919	3	0
	12/2025		1,175	MXN	22,340	35	0
	04/2026	BRL	5,300		$928	0	(26)

BRC	10/2025	CHF	1,742		2,182	0	(6)
	10/2025	IDR	199,578		12	0	0
	10/2025		$2,339	CHF	1,875	17	0
	10/2025		1,159	GBP	862	0	0
	10/2025		725	JPY	106,300	0	(6)
	10/2025		1	NOK	7	0	0
	10/2025		775	PLN	2,834	5	0
	10/2025		108	TRY	4,638	2	0
	11/2025	NOK	7		$1	0	0
	11/2025		$2,182	CHF	1,735	6	0
	11/2025		361	TRY	15,717	5	0
	11/2025	ZAR	30,812		$1,750	0	(28)
	12/2025	PEN	6,844		1,913	0	(55)
	12/2025		$1,680	TRY	73,996	10	0

BSH	10/2025	BRL	9,000		$1,692	1	0
	10/2025		$1,655	BRL	9,000	36	0
	10/2025		34	NZD	58	0	0
	11/2025	NZD	58		$34	0	0
	11/2025	PEN	4,312		1,172	0	(69)
	12/2025		27,056		7,605	0	(173)
	12/2025		$3,404	BRL	18,889	94	0
	02/2026	PEN	10,974		$3,138	0	(11)
	04/2026	BRL	9,600		1,690	0	(37)

CBK	10/2025	AUD	914		597	0	(8)
	10/2025	CAD	5		4	0	0
	10/2025	CNH	183		26	0	0
	10/2025	IDR	17,905,906		1,082	11	(2)
	10/2025	INR	58,547		659	1	0
	10/2025	KRW	1,729,388		1,250	17	0
	10/2025	SGD	4,424		3,448	19	0
	10/2025	THB	8,130		252	1	0
	10/2025	TWD	69,302		2,338	61	0
	10/2025		$30	DKK	193	0	0
	10/2025		2,846	EUR	2,442	21	0
	10/2025		2,472	IDR	40,518,202	0	(43)
	10/2025		1,722	INR	151,251	0	(20)
	10/2025		68	NOK	678	0	0
	10/2025		3,381	PEN	11,867	36	0
	10/2025		384	SEK	3,645	3	0
	10/2025		1,060	TWD	32,255	1	(1)
	10/2025	ZAR	7,643		$441	0	(1)
	11/2025	NOK	678		68	0	0
	11/2025		$192	ILS	646	3	0
	11/2025		659	INR	58,662	0	(1)
	11/2025		605	ZAR	10,541	3	0
	11/2025	ZAR	8,553		$493	0	(1)
	12/2025	PEN	16,400		4,599	0	(116)
	12/2025	TWD	106,915		3,578	49	0
	12/2025		$4,678	BRL	26,273	188	0
	12/2025		456	IDR	7,667,053	2	0
	01/2026	TWD	14,841		$492	0	0
	03/2026	PEN	2,876		809	0	(16)
	08/2026		$396	ZAR	7,052	2	0

DUB	10/2025	CNH	20,510		$2,885	6	0
	10/2025	IDR	10,347,911		631	11	0
	10/2025	INR	95,077		1,070	1	0
	10/2025	KRW	401,282		289	3	0

234	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$443	ILS	1,514	$14	$0
	10/2025		927	INR	81,997	0	(5)
	11/2025	ILS	1,514		$443	0	(14)
	11/2025	INR	7,961		89	0	0
	11/2025		$1,513	INR	134,715	0	(1)
	11/2025	ZAR	74,404		$4,251	0	(43)

FAR	10/2025	AUD	8,946		5,803	0	(117)
	10/2025	CHF	312		392	0	0
	10/2025	CNH	8,943		1,260	4	0
	10/2025	SGD	1,540		1,201	7	0
	10/2025		$6,676	AUD	10,225	90	0
	10/2025		1,665	INR	146,835	0	(13)
	10/2025		4,191	JPY	616,132	0	(25)
	10/2025		2,467	PEN	8,606	11	0
	10/2025		1,455	PLN	5,312	7	0
	10/2025		9,599	SGD	12,363	0	(15)
	11/2025	AUD	10,225		$6,679	0	(90)
	11/2025	PEN	4,493		1,224	0	(69)
	11/2025	SGD	12,332		9,599	14	0
	11/2025		$392	CHF	311	0	0
	12/2025	MXN	44,561		$2,350	0	(64)
	12/2025		$295	PEN	1,043	5	0
	02/2026	PEN	8,638		$2,467	0	(11)

GLM	10/2025	BRL	100,200		16,275	0	(2,551)
	10/2025	CHF	70		87	0	0
	10/2025	CNH	705		99	0	0
	10/2025	IDR	7,529,814		452	0	0
	10/2025	SGD	128		100	1	0
	10/2025		$18,766	BRL	100,200	71	(11)
	10/2025		375	IDR	6,194,474	0	(4)
	10/2025		438	INR	38,411	0	(6)
	11/2025		70	ILS	234	0	0
	12/2025	MXN	560		$30	0	(1)
	12/2025		$440	IDR	7,362,050	0	0
	04/2026	BRL	19,900		$3,508	0	(72)

IND	10/2025	AUD	365		239	0	(3)
	10/2025	DKK	210		33	0	0
	11/2025		$33	DKK	210	0	0

JPM	10/2025	CAD	10,374		$7,509	54	0
	10/2025	DKK	146		23	0	0
	10/2025	IDR	20,961,010		1,255	0	(1)
	10/2025	KRW	694,538		501	6	0
	10/2025	SGD	1,041		810	3	0
	10/2025	TWD	18,022		592	0	0
	10/2025		$619	EUR	526	0	(2)
	10/2025		661	GBP	492	0	0
	10/2025		1,697	IDR	28,232,081	1	(5)
	10/2025		189	ILS	636	3	0
	10/2025		511	PLN	1,877	6	0
	10/2025		88	TWD	2,660	0	0
	11/2025		23	DKK	145	0	0
	11/2025	ZAR	65,887		$3,759	0	(43)
	12/2025		$224	MXN	4,196	3	0
	04/2026	BRL	31,700		$5,378	0	(324)

MBC	10/2025	CHF	72		90	0	0
	10/2025	CNH	10,437		1,468	4	0
	10/2025	EUR	258		306	3	0
	10/2025	IDR	1,040,581		63	1	0
	10/2025	JPY	8,582		58	0	0
	10/2025	KRW	2,551,296		1,829	11	0
	10/2025	SEK	8,189		854	0	(16)
	10/2025	SGD	5,106		3,985	26	0
	10/2025	THB	3,775		117	1	0
	10/2025		$406	CHF	320	0	(4)
	10/2025		1,041	CNH	7,413	0	0
	10/2025		1,432	KRW	1,999,026	0	(7)
	10/2025		1	NOK	7	0	0
	10/2025		380	SEK	3,640	7	0
	10/2025		270	THB	8,741	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	235

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	CNH	7,396		$1,041	$0	$0
	11/2025	NOK	7		1	0	0
	11/2025		$99	JPY	14,673	0	0
	12/2025		768	MXN	14,407	13	0

MYI	10/2025	CNH	10,537		$1,481	2	0
	10/2025	IDR	4,209,564		256	3	0
	10/2025	JPY	327,403		2,193	0	(21)
	10/2025		$46	JPY	6,858	0	0
	10/2025		559	PLN	2,022	0	(2)
	10/2025		492	TWD	14,813	0	(5)
	11/2025		2,193	JPY	326,271	21	0
	12/2025	TWD	14,716		$492	6	0
	12/2025		$268	MXN	5,062	6	0

NGF	10/2025	KRW	919,936		$661	6	0
	10/2025		$336	IDR	5,563,610	0	(3)
	11/2025		1,850	TRY	80,862	31	0

SCX	10/2025	CNH	7,663		$1,078	3	0
	10/2025	IDR	9,220,100		552	0	0
	10/2025	INR	68,276		768	0	0
	10/2025	PEN	20,461		5,790	0	(102)
	10/2025	SGD	127		100	1	0
	10/2025	TWD	41,008		1,384	37	0
	10/2025		$25	DKK	163	0	0
	10/2025		7,083	GBP	5,295	39	0
	10/2025		412	IDR	6,774,072	0	(6)
	10/2025		904	INR	79,811	0	(6)
	10/2025		239	JPY	35,112	0	(1)
	11/2025	GBP	5,295		$7,084	0	(39)
	11/2025		$679	INR	60,441	0	0
	11/2025		0	JPY	71	0	0
	12/2025		552	IDR	9,243,403	1	0

SOG	10/2025	BRL	5,852		$1,097	0	(3)
	10/2025	JPY	713,002		4,792	0	(30)
	10/2025	NZD	256		149	1	0
	10/2025		$1,100	BRL	5,852	0	(1)
	10/2025		44,788	EUR	38,085	0	(74)
	10/2025		2,186	JPY	321,518	0	(12)
	11/2025	EUR	38,085		$44,878	75	0
	11/2025		$4,792	JPY	710,536	30	0
	12/2025		1,096	BRL	5,935	3	0

SSB	10/2025	GBP	6,649		$8,963	20	0
	10/2025		$452	BRL	2,468	12	0

UAG	10/2025	CAD	9		$6	0	0
	10/2025	ILS	2,875		862	0	(6)
	10/2025	NOK	715		70	0	(1)
	10/2025		$44	ILS	152	1	0
	10/2025		3,681	INR	324,933	0	(27)
	10/2025		557	PLN	2,021	0	(1)
	10/2025		260	THB	8,414	0	0
	10/2025		442	ZAR	7,642	0	0
	10/2025	ZAR	7,646		$442	0	0
	11/2025	ILS	152		44	0	(2)
	11/2025	ZAR	33,516		1,901	0	(33)
	12/2025	TRY	4,930		105	0	(7)

Total Forward Foreign Currency Contracts						$3,336	$(5,313)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	11,100	$17	$11
	Call - OTC USD versus HKD		7.800	08/24/2026	16,200	22	16
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	3,230	142	174

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	1,910	32	59
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,800	4	3

236	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	5,600	$7	$6
	Call - OTC USD versus HKD		7.800	08/24/2026	6,200	9	6

						$233	$275

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	7,700	$ 59	$61
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	1,800	9	4
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	3,900	31	29
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	700	6	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	300	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	700	6	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	400	5	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	700	5	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	400	5	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	800	6	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	400	5	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	2,000	176	167
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	2,000	176	167
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	1,900	164	173
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	1,900	164	148
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	3,000	259	276
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	3,000	259	232

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,900	476	540
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	7,700	621	522

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	16,500	4	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	432,700	2,173	1,886
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	432,700	2,173	2,108
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	8,300	719	747
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	6,600	571	594

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	9,200	13	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	18,200	16	4
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	18,400	18	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	5,100	449	436
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	5,100	449	419
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	16,800	1,356	1,538
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	22,000	1,775	1,492

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	18,500	38	12
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	1,000	8	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	500	7	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	700	6	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	400	5	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	800	7	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	400	5	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,300	731	709
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,300	731	682

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	82,400	61	59
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	19,500	18	9
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	7,400	31	25
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	8,900	116	96
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	7,900	157	138
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	7,900	116	74
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	700	6	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	400	5	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	2,000	176	171
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	2,000	176	164

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	4,000	352	347
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	4,000	352	326

							$ 15,256	$14,435

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	237

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$97.961	10/07/2025	6,100	$8	$0

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.945	10/07/2025	30,400	41	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.977	10/07/2025	30,400	40	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	98.063	10/07/2025	24,100	29	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	99.547	11/06/2025	19,100	14	1
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.969	12/04/2025	12,700	17	12

					$149	$13

Total Purchased Options					$15,638	$14,723

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	37,700	$ (36)	$ (16)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	11,100	$(6)	$(7)
	Call - OTC USD versus HKD		7.850	08/24/2026	16,200	(7)	(10)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	6,460	(137)	(167)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	1,910	(5)	(8)
	Call - OTC USD versus BRL		5.800	11/07/2025	1,910	(16)	(4)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,800	(1)	(2)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	5,600	(3)	(4)
	Call - OTC USD versus HKD		7.850	08/24/2026	6,200	(3)	(4)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	900	(30)	(7)

						$(208)	$(213)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.086%	10/07/2025	22,000	$ (48)	$0

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	9,100	(17)	(19)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131	11/06/2025	12,700	(12)	(1)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	14,400	(29)	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	8,300	(31)	(39)

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.082	10/07/2025	18,200	(40)	0

							$ (177)	$(59)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$96.547	10/07/2025	7,700	$(14)	$(45)

Total Written Options					$(435)	$(333)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.850%	Monthly	07/06/2026	—♦%	$765	$0	$10	$10	$0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872	100	(1)	1	0	0

							$(1)	$11	$10	$0

238	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR 1,643	$319	$21	$340	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	3,479	682	39	721	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$ 1,677	(464)	332	0	(132)

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR 2,029	405	15	420	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	14,593	3,040	(16)	3,024	0

						$3,982	$391	$4,505	$(132)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

BPS	Receive	RU20INTR Index	286	4.570% (SOFR plus a specified spread)	Monthly	10/01/2025	$3,693	$0	$101	$101	$0

	Receive	RU20INTR Index	23,046	4.400% (SOFR plus a specified spread)	Monthly	12/17/2025	306,810	0	(513)	0	(513)

CIB	Receive	RU20INTR Index	13,966	4.690% (FEDL01 plus a specified spread)	Maturity	03/04/2026	175,021	0	5,170	5,170	0

GST	Receive	RU20INTR Index	288	4.430% (SOFR plus a specified spread)	Monthly	10/01/2025	3,718	0	102	102	0

	Receive	RU20INTR Index	289	4.520% (SOFR plus a specified spread)	Monthly	01/07/2026	3,847	0	(14)	0	(14)

MBC	Receive	RU20INTR Index	6,698	4.800% (SOFR plus a specified spread)	Maturity	04/08/2026	76,223	0	10,744	10,744	0

MYI	Receive	RU20INTR Index	325	4.500% (SOFR plus a specified spread)	Monthly	02/04/2026	4,327	0	(15)	0	(15)

								$0	$15,575	$16,117	$(542)

Total Swap Agreements								$3,981	$15,977	$20,632	$(674)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$2	$0	$0	$2	$(341)	$0	$0	$(341)	$(339)	$305	$(34)
BOA	107	1,494	340	1,941	(261)	(184)	0	(445)	1,496	(237)	1,259
BPS	1,948	0	822	2,770	(218)	0	(513)	(731)	2,039	(6,032)	(3,993)
BRC	45	1,062	0	1,107	(95)	0	(132)	(227)	880	273	1,153
BSH	131	0	0	131	(290)	0	0	(290)	(159)	0	(159)
CBK	418	0	0	418	(209)	0	0	(209)	209	0	209
CIB	0	0	5,170	5,170	0	0	0	0	5,170	(4,988)	182
DUB	35	5,335	10	5,380	(63)	(19)	0	(82)	5,298	271	5,569
FAR	138	0	0	138	(404)	0	0	(404)	(266)	259	(7)
GLM	72	3,955	0	4,027	(2,645)	(15)	0	(2,660)	1,367	2,562	3,929
GSC	0	13	0	13	0	(45)	0	(45)	(32)	0	(32)
GST	0	0	522	522	0	(16)	(14)	(30)	492	(690)	(198)
IND	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
JPM	76	1,433	3,024	4,533	(375)	0	0	(375)	4,158	(2,832)	1,326
MBC	66	12	10,744	10,822	(27)	(8)	0	(35)	10,787	(10,710)	77
MYC	0	746	0	746	0	(39)	0	(39)	707	(400)	307
MYI	38	0	0	38	(28)	0	(15)	(43)	(5)	0	(5)
NGF	37	673	0	710	(3)	0	0	(3)	707	0	707
SCX	81	0	0	81	(154)	0	0	(154)	(73)	0	(73)
SOG	109	0	0	109	(120)	0	0	(120)	(11)	0	(11)
SSB	32	0	0	32	0	0	0	0	32	0	32
UAG	1	0	0	1	(77)	(7)	0	(84)	(83)	0	(83)

Total Over the Counter	$3,336	$14,723	$20,632	$38,691	$(5,313)	$(333)	$(674)	$(6,320)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	239

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

(h)

Securities with an aggregate market value of $3,670 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$112	$0	$157	$269
Swap Agreements	0	5	0	0	336	341

	$0	$5	$112	$0	$493	$610

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,336	$0	$3,336
Purchased Options	0	0	0	275	14,448	14,723
Swap Agreements	0	4,515	16,117	0	0	20,632

	$0	$4,515	$16,117	$3,611	$14,448	$38,691

	$0	$4,520	$16,229	$3,611	$14,941	$39,301

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$113	$113
Futures	0	0	0	0	13	13
Swap Agreements	0	9	0	0	217	226

	$0	$9	$0	$0	$343	$352

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,313	$0	$5,313
Written Options	0	16	0	213	104	333
Swap Agreements	0	132	542	0	0	674

	$0	$148	$542	$5,526	$104	$6,320

	$0	$157	$542	$5,526	$447	$6,672

240	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts		Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0		$0	$(1)	$(1)
Written Options	0	0	0		0	162	162
Futures	0	0	7,346		0	314	7,660
Swap Agreements	0	(1,558)	0		0	4,308	2,750

	$0	$(1,558)	$7,346		$0	$4,783	$10,571

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0		$(11,007)	$0	$(11,007)
Purchased Options	0	0	0		0	(242)	(242)
Written Options	0	15	0		0	496	511
Swap Agreements	0	602	24,974		0	0	25,576

	$0	$617	$24,974	$	(11,007)	$254	$14,838

	$0	$(941)	$32,320		$(11,007)	$5,037	$25,409

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0		$0	$49	$49
Futures	0	0	2,230		0	(228)	2,002
Swap Agreements	0	184	0		0	(3,585)	(3,401)

	$0	$184	$2,230		$0	$(3,764)	$(1,350)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0		$196	$0	$196
Purchased Options	0	0	0		42	(876)	(834)
Written Options	0	19	0		(5)	(63)	(49)
Swap Agreements	0	205	71,235		0	0	71,440

	$0	$224	$71,235		$233	$(939)	$70,753

	$0	$408	$73,465		$233	$(4,703)	$69,403

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$30,305	$0	$30,305
Industrials	0	5,942	6,600	12,542
Utilities	0	3,944	0	3,944
U.S. Government Agencies	0	613,665	24,189	637,854
U.S. Treasury Obligations	0	14,335	0	14,335
Non-Agency Mortgage-Backed Securities	0	64,354	0	64,354
Asset-Backed Securities
Automobile ABS Other	0	3,893	0	3,893
Automobile Sequential	0	12,732	0	12,732
CMBS Other	0	10,610	0	10,610
Home Equity Other	0	59,825	0	59,825
Home Equity Sequential	0	5	0	5
Whole Loan Collateral	0	8,956	0	8,956
Other ABS	0	60,509	0	60,509
Sovereign Issues	0	66,689	0	66,689
Short-Term Instruments
Commercial Paper	0	22,983	0	22,983
U.S. Treasury Bills	0	9,633	0	9,633

	$0	$988,380	$30,789	$1,019,169

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$91,780	$0	$0	$91,780

Total Investments	$91,780	$988,380	$30,789	$1,110,949

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(75,608)	0	(75,608)

	$0	$(75,608)	$0	$(75,608)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	154	456	0	610
Over the counter	0	38,681	10	38,691

	$154	$39,137	$10	$39,301

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(349)	0	(349)
Over the counter	0	(6,188)	(132)	(6,320)

	$0	$(6,537)	$(132)	$(6,669)

Total Financial Derivative Instruments	$154	$32,600	$(122)	$32,632

Totals	$91,934	$945,372	$30,667	$1,067,973

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	241

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)	September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$6,600	$0	$0	$0	$0	$0	$0	$6,600	$0
U.S. Government Agencies	0	24,338	0	0	0	(149)	0	0	24,189	(149)

	$0	$30,938	$0	$0	$0	$(149)	$0	$0	$30,789	$(149)

Financial Derivative Instruments - Assets
Over the counter	$9	$0	$(2)	$0	$0	$3	$0	$0	$10	$3

Financial Derivative Instruments - Liabilities
Over the counter	$(139)	$0	$(3)	$0	$21	$(11)	$0	$0	$(132)	$(11)

Totals	$(130)	$30,938	$(5)	$0	$21	$(157)	$0	$0	$30,667	$(157)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$6,600	Recent Transaction	Purchase Price	100.000	—
U.S. Government Agencies	19,189	Proxy Pricing	Base Price	99.313-101.188	100.263
	5,000	Recent Transaction	Purchase Price	100.000	—

Financial Derivative Instruments – Assets
Over the counter	10	Indicative Market Quotation	Broker Quote	0.978	—

Financial Derivative Instruments – Liabilities
Over the counter	(132)	Indicative Market Quotation	Broker Quote	92.000	—

Total	$30,667

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

242	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO RAE Fundamental Advantage PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS EMG Fund	Quarterly	Quarterly

PIMCO RAE PLUS International Fund	Quarterly	Quarterly

PIMCO RAE PLUS Small Fund	Quarterly	Quarterly

PIMCO RAE Worldwide Long/Short PLUS Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Absolute Return Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Fund	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (Unhedged)	Quarterly	Quarterly

PIMCO StocksPLUS® Long Duration Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Short Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Small Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

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Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

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Notes to Financial Statements	(Cont.)

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments

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may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options

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Notes to Financial Statements	(Cont.)

on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the

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availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a thirdparty vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO StocksPLUS® Long Duration Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$29,747	$24,556	$(54,276)	$149	$(176)	$0	$276	$0

PIMCO RAE PLUS EMG Fund	0	33,963	(18,375)	39	31	15,658	329	0

PIMCO RAE PLUS Fund	67,618	32,006	(49,000)	167	(259)	50,532	608	0

PIMCO RAE PLUS International Fund	11,839	19,077	(20,667)	136	(127)	10,258	205	0

PIMCO RAE PLUS Small Fund	16,740	12,004	(10,000)	20	(8)	18,756	311	0

PIMCO StocksPLUS® Absolute Return Fund	61,556	95,373	(61,430)	(275)	139	95,363	330	0

PIMCO StocksPLUS® Fund	145,042	97,943	(108,000)	546	(653)	134,878	1,743	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	189,064	35,992	(56,000)	(1,501)	1,645	169,200	3,496	0

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Notes to Financial Statements	(Cont.)

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO StocksPLUS® International Fund (Unhedged)	$0	$11,037	$0	$0	$(1)	$11,036	$35	$0

PIMCO StocksPLUS® Short Fund	6,225	1,459	0	0	14	7,698	159	0

PIMCO StocksPLUS® Small Fund	0	7,222	0	0	0	7,222	21	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$16	$0	$0	$0	$0	$16	$0	$0

PIMCO RAE PLUS EMG Fund	32	1	0	0	0	33	1	0

PIMCO RAE PLUS Fund	24,971	165,444	(57,000)	(10)	32	133,437	2,832	0

PIMCO RAE PLUS International Fund	123	3	0	0	0	126	3	0

PIMCO RAE PLUS Small Fund	21	0	0	0	0	21	1	0

PIMCO RAE Worldwide Long/Short PLUS Fund	76	48,383	(36,100)	10	5	12,374	381	0

PIMCO StocksPLUS® Absolute Return Fund	104,495	491,139	(521,400)	(33)	49	74,250	4,633	0

PIMCO StocksPLUS® Fund	55,323	557,242	(612,574)	(2)	11	0	2,930	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	133,237	2,076,956	(1,729,300)	(180)	94	480,807	7,241	0

PIMCO StocksPLUS® International Fund (Unhedged)	17,974	27,743	(34,600)	(1)	7	11,123	444	0

PIMCO StocksPLUS® Long Duration Fund	251	240,554	(239,400)	(1)	0	1,404	54	0

PIMCO StocksPLUS® Short Fund	6,404	42,167	(36,500)	2	3	12,076	266	0

PIMCO StocksPLUS® Small Fund	11,197	289,049	(215,700)	(18)	30	84,558	1,840	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of

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additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative

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seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-

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upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened

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and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

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Notes to Financial Statements	(Cont.)

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit

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default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap

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agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund	PIMCO StocksPLUS® Absolute Return Fund

Small Fund	—	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X

Inverse Correlation and Compounding	—	—	—	—	—	—	—

Liquidity	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X

China	—	X	—	—	—	X	—

Sovereign Debt	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X	X

Smaller Company	—	—	—	—	X	—	—

Management	X	X	X	X	X	X	X

Model	X	X	X	X	X	X	—

Short Exposure	X	X	X	X	X	X	X

Value Investing	X	X	X	X	X	X	—

Turnover	X	X	X	X	X	X	X

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	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Small Fund	—	—	—	—	X	—

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	X	X	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Inverse Correlation and Compounding	—	—	—	—	X	—

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Equity	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	—	—	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X

China	—	—	—	—	—	—

Sovereign Debt	X	X	X	X	X	X

Currency	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Smaller Company	—	—	—	—	—	X

Management	X	X	X	X	X	X

Model	—	—	—	—	—	—

Short Exposure	X	X	X	X	X	X

Value Investing	—	—	—	—	—	—

Turnover	X	X	X	X	X	X

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities and dividend-paying equity securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

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Notes to Financial Statements	(Cont.)

Inverse Correlation and Compounding Risk is the risk that a Fund’s performance may vary substantially from the inverse performance of the Fund’s index for a number of reasons, including market volatility, the effects of compounding on the performance of the Fund’s derivatives short positions if held for more than one day, the results of PIMCO’s active management of the Fund (such as income, and gains or losses from Fixed Income Instruments and variations in the Fund’s level of short exposure) and that derivatives positions in general may not correlate exactly with an index.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

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Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject a Fund to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic

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developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the

262	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2025	(Unaudited)

Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of

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Notes to Financial Statements	(Cont.)

daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2		I-3		Class A		Class C	Class R
PIMCO RAE Fundamental Advantage PLUS Fund	0.64%	0.25%	N/A		N/A		0.40%		N/A	N/A
PIMCO RAE PLUS EMG Fund	0.80%	0.30%	0.40%		N/A		0.45%		0.45%	N/A
PIMCO RAE PLUS Fund	0.54%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO RAE PLUS International Fund	0.57%	0.25%	0.35%		N/A		0.35%		N/A	0.35%	*
PIMCO RAE PLUS Small Fund	0.59%	0.25%	0.35%		N/A		0.35%		0.35%	0.35%	*
PIMCO RAE Worldwide Long/Short PLUS Fund	0.94%	0.25%	0.35%		N/A		0.40%		0.40%	N/A
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	0.40%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%		0.50%	(1)	0.45%		0.45%	N/A
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	0.34%	*	N/A		0.39%	*	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO StocksPLUS® Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%) and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the

Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO StocksPLUS® Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

264	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2025	(Unaudited)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the

Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO RAE PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by

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Notes to Financial Statements	(Cont.)

PIMCO. As of September 30, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO RAE PLUS Fund	$1

PIMCO StocksPLUS® Absolute Return Fund	6

PIMCO StocksPLUS® Fund	7

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	23

PIMCO StocksPLUS® International Fund (Unhedged)	5

PIMCO StocksPLUS® Small Fund	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2026, for the PIMCO StocksPLUS® Long Duration Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Fund and will not be waived under the contractual waiver described above. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, there were no waivers and/or reimbursements by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

266	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2025	(Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO RAE Fundamental Advantage PLUS Fund	$2,395,861	$2,261,284	$58,860	$65,335

PIMCO RAE PLUS EMG Fund	1,131,876	1,043,213	33,003	26,280

PIMCO RAE PLUS Fund	5,482,136	5,107,195	202,112	217,972

PIMCO RAE PLUS International Fund	749,780	684,565	25,038	16,973

PIMCO RAE PLUS Small Fund	988,200	884,273	25,003	31,293

PIMCO RAE Worldwide Long/Short PLUS Fund	2,487,003	2,338,180	62,302	80,051

PIMCO StocksPLUS® Absolute Return Fund	9,025,861	8,384,008	381,280	321,399

PIMCO StocksPLUS® Fund	4,928,430	4,451,526	938,180	621,876

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	17,208,217	15,774,051	656,455	545,086

PIMCO StocksPLUS® International Fund (Unhedged)	812,140	730,041	32,425	23,939

PIMCO StocksPLUS® Long Duration Fund	1,600,341	1,638,500	27,444	57,228

PIMCO StocksPLUS® Short Fund	401,322	361,515	8,961	8,360

PIMCO StocksPLUS® Small Fund	3,545,851	3,331,646	129,688	106,267

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO RAE Fundamental Advantage PLUS Fund				PIMCO RAE PLUS EMG Fund

	Six Months Ended 09/30/2025		Year Ended 03/31/2025		Six Months Ended 09/30/2025		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,863	$14,410	5,607	$45,717	3,018	$22,336	10,793	$76,829

I-2	N/A	N/A	N/A	N/A	3,155	22,059	2,329	16,560

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	11	77	35	277	532	3,759	3,980	28,121

Class C	N/A	N/A	N/A	N/A	14	91	48	317

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	127	1,000	2,993	23,626	933	7,091	2,356	16,637

I-2	N/A	N/A	N/A	N/A	93	705	66	465

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	0	0	62	471	48	347	133	896

Class C	N/A	N/A	N/A	N/A	3	19	11	68

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(10,559)	(82,438)	(17,121)	(139,743)	(7,532)	(57,716)	(18,610)	(133,920)

I-2	N/A	N/A	N/A	N/A	(942)	(6,890)	(2,507)	(18,109)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(561)	(4,126)	(207)	(1,620)	(740)	(5,226)	(4,162)	(29,836)

Class C	N/A	N/A	N/A	N/A	(21)	(124)	(71)	(437)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(9,119)	$(71,077)	(8,631)	$(71,272)	(1,439)	$(13,549)	(5,634)	$(42,409)

268	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2025	(Unaudited)

PIMCO RAE PLUS Fund				PIMCO RAE PLUS International Fund				PIMCO RAE PLUS Small Fund

Six Months Ended 09/30/2025		Year Ended 03/31/2025		Six Months Ended 09/30/2025		Year Ended 03/31/2025		Six Months Ended 09/30/2025		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

667	$12,833	4,363	$87,171	1,222	$9,590	2,003	$14,594	736	$12,038	3,461	$58,101

1,000	19,007	2,539	49,554	19	148	28	203	130	2,042	1,225	20,403

10	160	89	1,760	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

627	10,794	1,871	33,079	332	2,419	571	3,944	95	1,483	220	3,490

67	928	227	3,265	N/A	N/A	N/A	N/A	26	356	57	797

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

246	4,884	1,548	29,911	680	5,545	1,340	9,660	204	3,370	628	10,218

114	2,218	882	16,749	4	29	6	45	40	646	127	2,038

2	38	16	301	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

299	5,227	2,039	35,048	22	175	43	296	29	445	94	1,445

23	314	205	2,873	N/A	N/A	N/A	N/A	7	88	23	303

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(2,207)	(42,278)	(3,729)	(74,115)	(2,773)	(22,700)	(7,236)	(53,016)	(1,178)	(18,990)	(2,377)	(40,719)

(3,890)	(68,172)	(2,825)	(55,058)	(5)	(33)	(35)	(250)	(461)	(7,241)	(712)	(12,140)

(60)	(1,078)	(45)	(878)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(2,371)	(41,210)	(4,908)	(86,728)	(329)	(2,432)	(630)	(4,374)	(185)	(2,827)	(328)	(5,137)

(449)	(6,212)	(1,123)	(16,170)	N/A	N/A	N/A	N/A	(52)	(693)	(92)	(1,271)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(5,922)	$(102,547)	1,149	$26,762	(828)	$(7,259)	(3,910)	$(28,898)	(609)	$(9,283)	2,326	$37,528

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Notes to Financial Statements	(Cont.)

	PIMCO RAE Worldwide Long/Short PLUS Fund				PIMCO StocksPLUS® Absolute Return Fund

	Six Months Ended 09/30/2025		Year Ended 03/31/2025		Six Months Ended 09/30/2025		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,142	$16,553	1,688	$13,305	4,690	$58,323	6,879	$87,115

I-2	476	3,633	179	1,453	1,835	23,133	4,891	60,108

I-3	N/A	N/A	N/A	N/A	570	6,540	381	4,824

Class A	230	1,793	212	1,691	2,049	24,460	4,708	57,462

Class C	19	157	32	248	362	3,428	742	7,466

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	3,358	25,324	8,091	61,983	1,318	17,271	6,387	81,421

I-2	39	292	55	418	626	7,973	2,501	31,121

I-3	N/A	N/A	N/A	N/A	48	608	131	1,627

Class A	179	1,334	359	2,726	1,072	13,479	4,417	54,329

Class C	7	49	17	127	174	1,754	834	8,371

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(12,249)	(93,945)	(23,353)	(186,669)	(11,783)	(150,463)	(39,958)	(511,115)

I-2	(149)	(1,127)	(276)	(2,184)	(3,109)	(38,045)	(9,826)	(120,507)

I-3	N/A	N/A	N/A	N/A	(244)	(3,021)	(247)	(3,099)

Class A	(427)	(3,218)	(542)	(4,283)	(5,895)	(70,221)	(9,998)	(121,396)

Class C	(29)	(224)	(127)	(1,007)	(1,554)	(15,151)	(2,782)	(27,675)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(6,404)	$(49,379)	(13,665)	$(112,192)	(9,841)	$(119,932)	(30,940)	$(389,948)

270	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2025	(Unaudited)

PIMCO StocksPLUS® Fund				PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)				PIMCO StocksPLUS® International Fund (Unhedged)

Six Months Ended 09/30/2025		Year Ended 03/31/2025		Six Months Ended 09/30/2025		Year Ended 03/31/2025		Six Months Ended 09/30/2025		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

11,497	$141,321	22,471	$287,821	19,253	$171,620	66,178	$579,429	1,448	$17,476	2,478	$28,012

996	12,909	2,481	31,725	17,158	150,009	42,170	361,795	2,386	28,265	1,140	12,959

186	2,321	372	4,808	1,042	8,999	8,075	68,543	827	9,613	1,113	12,379

1,441	15,247	3,459	38,459	6,196	49,556	10,535	83,480	958	10,335	978	10,253

444	4,283	1,010	10,023	475	3,208	1,160	7,793	15	144	7	72

254	2,899	647	7,604	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2,568	34,111	16,411	215,371	9,363	84,995	15,788	134,006	115	1,432	648	7,274

123	1,625	884	11,531	4,786	42,604	8,505	70,876	48	597	115	1,292

35	456	355	4,622	551	4,871	606	5,015	26	318	100	1,118

671	7,499	4,294	47,908	2,544	20,768	4,416	34,030	29	325	215	2,213

98	954	704	6,940	327	2,209	645	4,192	2	15	9	75

91	1,086	612	7,239	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(22,015)	(289,185)	(40,152)	(523,057)	(27,719)	(250,015)	(55,416)	(482,459)	(2,062)	(25,287)	(7,937)	(90,152)

(2,097)	(25,727)	(1,960)	(25,268)	(25,566)	(222,082)	(32,391)	(276,532)	(1,104)	(13,619)	(977)	(11,055)

(1,469)	(17,504)	(613)	(7,785)	(2,755)	(23,940)	(2,768)	(23,581)	(636)	(7,674)	(1,373)	(15,426)

(3,467)	(38,072)	(5,832)	(64,800)	(8,213)	(65,345)	(13,559)	(107,128)	(1,753)	(18,959)	(1,668)	(17,405)

(998)	(9,509)	(1,868)	(18,339)	(1,263)	(8,472)	(2,015)	(13,419)	(19)	(172)	(46)	(413)

(458)	(5,395)	(983)	(11,419)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(12,100)	$(160,681)	2,292	$23,383	(3,821)	$(31,015)	51,929	$446,040	280	$2,809	(5,198)	$(58,804)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	271

Notes to Financial Statements	(Cont.)

	PIMCO StocksPLUS® Long Duration Fund				PIMCO StocksPLUS® Short Fund

	Six Months Ended 09/30/2025		Year Ended 03/31/2025		Six Months Ended 09/30/2025		Year Ended 03/31/2025

	Shares	Amount	Shares~	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	3,794	$58,010	10,537	$180,431	1,623	$11,344	3,828	$27,881

I-2	N/A	N/A	N/A	N/A	11,658	85,679	6,438	47,147

I-3	N/A	N/A	N/A	N/A	14	111	182	1,329

Class A	N/A	N/A	N/A	N/A	839	5,852	1,066	7,432

Class C	N/A	N/A	N/A	N/A	128	823	72	463

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	1,037	17,605	5,571	93,781	0	0	0	0

I-2	N/A	N/A	N/A	N/A	0	0	0	0

I-3	N/A	N/A	N/A	N/A	0	0	0	0

Class A	N/A	N/A	N/A	N/A	0	0	0	0

Class C	N/A	N/A	N/A	N/A	0	0	0	0

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(7,022)	(116,418)	(36,621)	(612,408)	(1,368)	(9,966)	(6,621)	(48,653)

I-2	N/A	N/A	N/A	N/A	(7,908)	(57,404)	(9,320)	(67,228)

I-3	N/A	N/A	N/A	N/A	(34)	(263)	(482)	(3,553)

Class A	N/A	N/A	N/A	N/A	(745)	(5,230)	(1,365)	(9,512)

Class C	N/A	N/A	N/A	N/A	(129)	(849)	(186)	(1,193)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(2,191)	$(40,803)	(20,513)	$(338,196)	4,078	$30,097	(6,388)	$(45,887)

272	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2025	(Unaudited)

PIMCO StocksPLUS® Small Fund

Six Months Ended 09/30/2025		Year Ended 03/31/2025

Shares	Amount	Shares	Amount

3,368	$23,724	5,128	$39,815
800	5,722	3,393	26,158
3	17	246	1,880
817	5,815	1,761	12,998
45	258	484	3,055
N/A	N/A	N/A	N/A

1,934	14,989	3,182	23,608
404	3,067	534	3,888
28	213	32	229
1,047	7,667	1,345	9,430
170	1,015	208	1,202
N/A	N/A	N/A	N/A

(5,373)	(40,063)	(51,129)	(402,137)
(1,664)	(12,160)	(6,597)	(50,189)
(64)	(481)	(156)	(1,187)
(2,534)	(17,835)	(11,832)	(88,332)
(739)	(4,244)	(1,587)	(9,756)
S	N/A	N/A	N/A

(1,758)	$(12,296)	(54,988)	$(429,338)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RAE Fundamental Advantage PLUS Fund	0	2	0%	94%

PIMCO RAE PLUS EMG Fund	0	1	0%	47%

PIMCO RAE PLUS Fund	3	0	35%	0%

PIMCO RAE PLUS International Fund	1	1	15%	64%

PIMCO RAE PLUS Small Fund	3	0	66%	0%

PIMCO RAE Worldwide Long/Short PLUS Fund	0	2	0%	89%

PIMCO StocksPLUS® Absolute Return Fund	2	0	23%	0%

PIMCO StocksPLUS® Fund	1	0	60%	0%

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2	0	26%	0%

PIMCO StocksPLUS® International Fund (Unhedged)	2	0	49%	0%

PIMCO StocksPLUS® Long Duration Fund	2	0	53%	0%

PIMCO StocksPLUS® Short Fund	3	0	58%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	273

Notes to Financial Statements	(Cont.)

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RAE Fundamental Advantage PLUS Fund*	$720,067	$216,540

PIMCO RAE PLUS EMG Fund*	153,207	38,964

PIMCO RAE PLUS Fund	0	0

PIMCO RAE PLUS International Fund*	1,117	4,326

PIMCO RAE PLUS Small Fund*	5,891	1,006

PIMCO RAE Worldwide Long/Short PLUS Fund	87,809	82,460

PIMCO StocksPLUS® Absolute Return Fund	0	0

PIMCO StocksPLUS® Fund	0	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	23,362	0

PIMCO StocksPLUS® International Fund (Unhedged)*	25,566	44,480

PIMCO StocksPLUS® Long Duration Fund	157,313	77,903

PIMCO StocksPLUS® Short Fund*	1,084,332	3,030,542

PIMCO StocksPLUS® Small Fund	110,043	147,243

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$694,113	$24,858	$(49,711)	$(24,853)

PIMCO RAE PLUS EMG Fund	358,219	16,139	(14,579)	1,560

PIMCO RAE PLUS Fund	1,745,859	95,105	(30,965)	64,140

PIMCO RAE PLUS International Fund	232,830	5,365	(8,105)	(2,740)

PIMCO RAE PLUS Small Fund	323,059	5,934	(8,635)	(2,701)

PIMCO RAE Worldwide Long/Short PLUS Fund	691,015	20,871	(25,123)	(4,252)

PIMCO StocksPLUS® Absolute Return Fund	2,816,607	103,608	(51,001)	52,607

PIMCO StocksPLUS® Fund	3,359,477	126,126	(29,833)	96,293

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5,540,458	183,000	(125,078)	57,922

PIMCO StocksPLUS® International Fund (Unhedged)	286,942	20,576	(8,001)	12,575

274	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2025	(Unaudited)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO StocksPLUS® Long Duration Fund	$1,093,155	$20,771	$(119,546)	$(98,775)

PIMCO StocksPLUS® Short Fund	170,880	3,425	(19,775)	(16,350)

PIMCO StocksPLUS® Small Fund	1,078,311	46,679	(36,756)	9,923

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	275

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	STR	State Street FICC Repo

CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	HKD	Hong Kong Dollar	PHP	Philippine Peso

CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty

CHF	Swiss Franc	IDR	Indonesian Rupiah	QAR	Qatari Riyal

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

EUREX	Eurex Exchange

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index

BISTREFI	Turkish Lira Overnight Reference Rate	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF

Bobl	Bundesobligation, the German word for federal government bond	ERAUSLT	eRAFI U.S. Large Strategy Index	PRIME	Daily US Prime Rate

CAONINDX	Bloomberg CORRA Compounded Index	EUR003M	3 Month EUR Swap Rate	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index

CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RA International Low Volatility Equity Income Total Return Index

CDX.HY	Credit Derivatives Index - High Yield	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index

CDX.IG	Credit Derivatives Index - Investment Grade	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	RU20INTR	Russell 2000 Total Return Index

CMBX	Commercial Mortgage-Backed Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	S&P 500	Standard & Poor’s 500 Index

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	IBR	Indicador Bancario de Referencia	SOFR	Secured Overnight Financing Rate

EAFE	Europe, Australasia, and Far East Stock Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate

ERADXULN	RAE Fundamental International Large Net Total Return Index	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

ERADXULT	eRAFI International Large Strategy Index	NDDUEAFE	MSCI EAFE Index

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

CLO	Collateralized Loan Obligation

276	PIMCO EQUITY-RELATED STRATEGY FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO RAE Fundamental Advantage PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0199	$0.0000	$0.0000	$0.0199

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO RAE PLUS EMG Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1655	$0.0000	$0.0000	$0.1655

September 2025	$0.1452	$0.0000	$0.0000	$0.1452

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1640	$0.0000	$0.0000	$0.1640

September 2025	$0.1463	$0.0000	$0.0000	$0.1463

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1595	$0.0000	$0.0000	$0.1595

September 2025	$0.1383	$0.0000	$0.0000	$0.1383

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1519	$0.0000	$0.0000	$0.1519

September 2025	$0.1297	$0.0000	$0.0000	$0.1297

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	277

Distribution Information	(Cont.)

PIMCO RAE PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1944	$0.0000	$0.0000	$0.1944

September 2025	$0.0644	$0.0000	$0.0000	$0.0644

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1909	$0.0000	$0.0000	$0.1909

September 2025	$0.0598	$0.0000	$0.0000	$0.0598

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1876	$0.0000	$0.0000	$0.1876

September 2025	$0.0570	$0.0000	$0.0000	$0.0570

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1827	$0.0000	$0.0000	$0.1827

September 2025	$0.0476	$0.0000	$0.0000	$0.0476

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1669	$0.0000	$0.0000	$0.1669

September 2025	$0.0237	$0.0000	$0.0000	$0.0237

PIMCO RAE PLUS International Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1676	$0.0000	$0.0000	$0.1676

September 2025	$0.1585	$0.0000	$0.0000	$0.1585

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1663	$0.0000	$0.0000	$0.1663

September 2025	$0.1579	$0.0000	$0.0000	$0.1579

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1627	$0.0000	$0.0000	$0.1627

September 2025	$0.1523	$0.0000	$0.0000	$0.1523

278	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

PIMCO RAE PLUS Small Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2463	$0.0000	$0.0000	$0.2463

September 2025	$0.1608	$0.0000	$0.0000	$0.1608

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2437	$0.0000	$0.0000	$0.2437

September 2025	$0.1561	$0.0000	$0.0000	$0.1561

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2367	$0.0000	$0.0000	$0.2367

September 2025	$0.1475	$0.0000	$0.0000	$0.1475

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2201	$0.0000	$0.0000	$0.2201

September 2025	$0.1243	$0.0000	$0.0000	$0.1243

PIMCO RAE Worldwide Long/Short PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2686	$0.0000	$0.0000	$0.2686

September 2025	$0.2205	$0.0000	$0.0000	$0.2205

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2674	$0.0000	$0.0000	$0.2674

September 2025	$0.2201	$0.0000	$0.0000	$0.2201

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2626	$0.0000	$0.0000	$0.2626

September 2025	$0.2128	$0.0000	$0.0000	$0.2128

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2508	$0.0000	$0.0000	$0.2508

September 2025	$0.1989	$0.0000	$0.0000	$0.1989

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	279

Distribution Information	(Cont.)

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2021	$0.0000	$0.0000	$0.2021

September 2025	$0.1451	$0.0000	$0.0000	$0.1451

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2007	$0.0000	$0.0000	$0.2007

September 2025	$0.1421	$0.0000	$0.0000	$0.1421

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1997	$0.0000	$0.0000	$0.1997

September 2025	$0.1402	$0.0000	$0.0000	$0.1402

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1938	$0.0000	$0.0000	$0.1938

September 2025	$0.1326	$0.0000	$0.0000	$0.1326

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1823	$0.0000	$0.0000	$0.1823

September 2025	$0.1159	$0.0000	$0.0000	$0.1159

PIMCO StocksPLUS® Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1604	$0.0000	$0.0000	$0.1604

September 2025	$0.0743	$0.0000	$0.0000	$0.0743

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1580	$0.0000	$0.0000	$0.1580

September 2025	$0.0714	$0.0000	$0.0000	$0.0714

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1566	$0.0000	$0.0000	$0.1566

September 2025	$0.0687	$0.0000	$0.0000	$0.0687

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1532	$0.0000	$0.0000	$0.1532

September 2025	$0.0643	$0.0000	$0.0000	$0.0643

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1456	$0.0000	$0.0000	$0.1456

September 2025	$0.0537	$0.0000	$0.0000	$0.0537

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1473	$0.0000	$0.0000	$0.1473

September 2025	$0.0554	$0.0000	$0.0000	$0.0554

280	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2385	$0.0000	$0.0000	$0.2385

September 2025	$0.2437	$0.0000	$0.0000	$0.2437

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2369	$0.0000	$0.0000	$0.2369

September 2025	$0.2416	$0.0000	$0.0000	$0.2416

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2359	$0.0000	$0.0000	$0.2359

September 2025	$0.2400	$0.0000	$0.0000	$0.2400

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2329	$0.0000	$0.0000	$0.2329

September 2025	$0.2361	$0.0000	$0.0000	$0.2361

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2243	$0.0000	$0.0000	$0.2243

September 2025	$0.2254	$0.0000	$0.0000	$0.2254

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	281

Distribution Information	(Cont.)

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1581	$0.0000	$0.0000	$0.1581

September 2025	$0.0559	$0.0000	$0.0000	$0.0559

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1581	$0.0000	$0.0000	$0.1581

September 2025	$0.0521	$0.0000	$0.0000	$0.0521

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1556	$0.0000	$0.0000	$0.1556

September 2025	$0.0506	$0.0000	$0.0000	$0.0506

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1510	$0.0000	$0.0000	$0.1510

September 2025	$0.0458	$0.0000	$0.0000	$0.0458

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1410	$0.0000	$0.0000	$0.1410

September 2025	$0.0297	$0.0000	$0.0000	$0.0297

282	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

PIMCO StocksPLUS® Long Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2714	$0.0000	$0.0000	$0.2714

September 2025	$0.2630	$0.0000	$0.0000	$0.2630

PIMCO StocksPLUS® Short Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	283

Distribution Information	(Cont.)	(Unaudited)

PIMCO StocksPLUS® Small Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1731	$0.0000	$0.0000	$0.1731

September 2025	$0.1771	$0.0000	$0.0000	$0.1771

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1718	$0.0000	$0.0000	$0.1718

September 2025	$0.1753	$0.0000	$0.0000	$0.1753

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1711	$0.0000	$0.0000	$0.1711

September 2025	$0.1743	$0.0000	$0.0000	$0.1743

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1681	$0.0000	$0.0000	$0.1681

September 2025	$0.1700	$0.0000	$0.0000	$0.1700

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1610	$0.0000	$0.0000	$0.1610

September 2025	$0.1599	$0.0000	$0.0000	$0.1599

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

284	PIMCO EQUITY-RELATED STRATEGY FUNDS

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	285

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

286	PIMCO EQUITY-RELATED STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	287

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended

288	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	289

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

290	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	291

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

7. Conclusions

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

292	PIMCO EQUITY-RELATED STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSEQSFSTMSAR_093025

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

International Bond Funds

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency and Short-Term Investments Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Emerging Markets Local Currency and Bond Fund

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

PIMCO International Bond Fund (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund, PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) and PIMCO International Bond Fund (Unhedged) (each, a “Fund” and collectively, the “Funds”).

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest its assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and other affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held. The cost of investing in the PIMCO Emerging Markets Full Spectrum Bond Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

2	PIMCO INTERNATIONAL BOND FUNDS

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

A Fund may have investments in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions, export and import controls and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g. Belarus). Such sanctions and other similar measures — which may impact companies in many sectors, including energy, financial services, technology, accounting, quantum computing, shipping, aviation, metals and mining, and defense, among others — and Russia’s countermeasures may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain investments may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by a Fund unmarketable for an indefinite period of time and/or cause the Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions. In addition, such sanctions or other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia’s economy and Russian and other issuers of securities in which a Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs export and import controls, or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the Funds	(Cont.)

issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, minerals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals, minerals or timber industries.

Russia has attempted, and may attempt in the future, to assert its influence in the region through economic or military measures. For example, in February 2022, Russia launched a large-scale invasion of Ukraine. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact a Fund. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

4	PIMCO INTERNATIONAL BOND FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	04/27/18	—	07/31/97	07/31/97	Diversified
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	—	—	—	—	—	Diversified
PIMCO Emerging Markets Currency and Short-Term Investments Fund	05/31/05	05/31/05	04/30/08	—	—	05/31/05	—	Diversified
PIMCO Emerging Markets Full Spectrum Bond Fund	02/25/13	02/25/13	—	—	—	—	—	Diversified
PIMCO Emerging Markets Local Currency and Bond Fund	12/29/06	12/29/06	05/30/08	04/27/18	—	07/31/07	07/31/07	Non-diversified
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	—	—	—	02/05/09	—	Diversified
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	—	—	10/02/95	10/02/95	Non-diversified
PIMCO International Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	04/27/18	02/28/06	07/30/04	07/30/04	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Important Information About the Funds	(Cont.)

constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

6	PIMCO INTERNATIONAL BOND FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$8.52	$0.30	$0.41	$0.71	$(0.30)	$0.00	$0.00	$(0.30)

03/31/2025	8.45	0.61	0.07	0.68	(0.61)	0.00	0.00	(0.61)

03/31/2024	8.04	0.49	0.42	0.91	(0.44)	0.00	(0.06)	(0.50)

03/31/2023	9.29	0.43	(1.06)	(0.63)	(0.62)	0.00	0.00	(0.62)

03/31/2022	10.27	0.42	(0.96)	(0.54)	(0.44)	0.00	0.00	(0.44)

03/31/2021	9.20	0.43	1.09	1.52	(0.45)	0.00	0.00	(0.45)
I-2

04/01/2025 - 09/30/2025+	8.52	0.29	0.41	0.70	(0.29)	0.00	0.00	(0.29)

03/31/2025	8.45	0.59	0.08	0.67	(0.60)	0.00	0.00	(0.60)

03/31/2024	8.04	0.49	0.42	0.91	(0.44)	0.00	(0.06)	(0.50)

03/31/2023	9.29	0.42	(1.06)	(0.64)	(0.61)	0.00	0.00	(0.61)

03/31/2022	10.27	0.41	(0.96)	(0.55)	(0.43)	0.00	0.00	(0.43)

03/31/2021	9.20	0.42	1.09	1.51	(0.44)	0.00	0.00	(0.44)
I-3

04/01/2025 - 09/30/2025+	8.52	0.29	0.41	0.70	(0.29)	0.00	0.00	(0.29)

03/31/2025	8.45	0.60	0.07	0.67	(0.60)	0.00	0.00	(0.60)

03/31/2024	8.04	0.49	0.41	0.90	(0.43)	0.00	(0.06)	(0.49)

03/31/2023	9.29	0.42	(1.06)	(0.64)	(0.61)	0.00	0.00	(0.61)

03/31/2022	10.27	0.41	(0.97)	(0.56)	(0.42)	0.00	0.00	(0.42)

03/31/2021	9.20	0.41	1.09	1.50	(0.43)	0.00	0.00	(0.43)
Class A

04/01/2025 - 09/30/2025+	8.52	0.28	0.41	0.69	(0.28)	0.00	0.00	(0.28)

03/31/2025	8.45	0.58	0.07	0.65	(0.58)	0.00	0.00	(0.58)

03/31/2024	8.04	0.47	0.41	0.88	(0.41)	0.00	(0.06)	(0.47)

03/31/2023	9.29	0.40	(1.06)	(0.66)	(0.59)	0.00	0.00	(0.59)

03/31/2022	10.27	0.39	(0.97)	(0.58)	(0.40)	0.00	0.00	(0.40)

03/31/2021	9.20	0.39	1.09	1.48	(0.41)	0.00	0.00	(0.41)
Class C

04/01/2025 - 09/30/2025+	8.52	0.25	0.41	0.66	(0.25)	0.00	0.00	(0.25)

03/31/2025	8.45	0.52	0.07	0.59	(0.52)	0.00	0.00	(0.52)

03/31/2024	8.04	0.41	0.41	0.82	(0.35)	0.00	(0.06)	(0.41)

03/31/2023	9.29	0.33	(1.05)	(0.72)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.27	0.31	(0.97)	(0.66)	(0.32)	0.00	0.00	(0.32)

03/31/2021	9.20	0.31	1.09	1.40	(0.33)	0.00	0.00	(0.33)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.18	$0.28	$0.20	$0.48	$(0.29)	$0.00	$0.00	$(0.29)

03/31/2025	9.02	0.50	0.17	0.67	(0.51)	0.00	0.00	(0.51)

03/31/2024	8.91	0.43	0.13	0.56	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.42	0.35	(0.49)	(0.14)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.83	0.36	(1.41)	(1.05)	(0.36)	0.00	0.00	(0.36)

03/31/2021	9.44	0.41	1.38	1.79	(0.40)	0.00	0.00	(0.40)

PIMCO Emerging Markets Currency and Short-Term Investments Fund
Institutional Class

04/01/2025 - 09/30/2025+	$7.19	$0.29	$0.43	$0.72	$(0.29)	$0.00	$0.00	$(0.29)

03/31/2025	7.38	0.49	(0.17)	0.32	(0.51)	0.00	0.00	(0.51)

03/31/2024	7.51	0.49	(0.10)	0.39	(0.35)	0.00	(0.17)	(0.52)

03/31/2023	7.68	0.26	(0.16)	0.10	(0.08)	0.00	(0.19)	(0.27)

03/31/2022	7.91	0.22	(0.33)	(0.11)	(0.12)	0.00	0.00	(0.12)

03/31/2021	7.04	0.22	0.75	0.97	0.00	0.00	(0.10)	(0.10)
I-2

04/01/2025 - 09/30/2025+	7.19	0.28	0.43	0.71	(0.28)	0.00	0.00	(0.28)

03/31/2025	7.38	0.48	(0.16)	0.32	(0.51)	0.00	0.00	(0.51)

03/31/2024	7.51	0.48	(0.10)	0.38	(0.34)	0.00	(0.17)	(0.51)

03/31/2023	7.68	0.28	(0.18)	0.10	(0.08)	0.00	(0.19)	(0.27)

03/31/2022	7.91	0.22	(0.34)	(0.12)	(0.11)	0.00	0.00	(0.11)

03/31/2021	7.04	0.22	0.74	0.96	0.00	0.00	(0.09)	(0.09)

8	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.93	8.46%	$1,283,891	0.99	%*	0.99	%*	0.83	%*	0.83	%*	6.87	%*	31%

8.52	8.32	1,114,520	1.19		1.19		0.83		0.83		7.18		67

8.45	11.84	882,087	1.30		1.30		0.83		0.83		6.19		55

8.04	(6.59)	2,049,059	0.93		0.93		0.83		0.83		5.17		54

9.29	(5.58)	2,761,793	0.84		0.84		0.83		0.83		4.15		40

10.27	16.59	2,052,215	0.87		0.87		0.83		0.83		4.10		69

8.93	8.40	792,588	1.09	*	1.09	*	0.93	*	0.93	*	6.70	*	31

8.52	8.22	399,849	1.29		1.29		0.93		0.93		6.92		67

8.45	11.74	479,591	1.40		1.40		0.93		0.93		6.13		55

8.04	(6.68)	620,957	1.03		1.03		0.93		0.93		5.07		54

9.29	(5.67)	726,918	0.94		0.94		0.93		0.93		4.02		40

10.27	16.47	202,226	0.97		0.97		0.93		0.93		4.01		69

8.93	8.38	24,491	1.14	*	1.19	*	0.98	*	1.03	*	6.71	*	31

8.52	8.16	18,973	1.34		1.39		0.98		1.03		7.04		67

8.45	11.68	15,903	1.45		1.50		0.98		1.03		6.09		55

8.04	(6.72)	13,501	1.08		1.13		0.98		1.03		5.07		54

9.29	(5.72)	10,400	0.99		1.04		0.98		1.03		3.97		40

10.27	16.42	8,599	1.02		1.07		0.98		1.03		3.97		69

8.93	8.26	145,596	1.36	*	1.36	*	1.20	*	1.20	*	6.51	*	31

8.52	7.93	138,313	1.56		1.56		1.20		1.20		6.81		67

8.45	11.44	129,044	1.67		1.67		1.20		1.20		5.87		55

8.04	(6.94)	135,285	1.30		1.30		1.20		1.20		4.79		54

9.29	(5.93)	176,188	1.21		1.21		1.20		1.20		3.75		40

10.27	16.16	214,401	1.24		1.24		1.20		1.20		3.73		69

8.93	7.86	6,034	2.11	*	2.11	*	1.95	*	1.95	*	5.76	*	31

8.52	7.13	5,678	2.31		2.31		1.95		1.95		6.06		67

8.45	10.62	4,705	2.42		2.42		1.95		1.95		5.12		55

8.04	(7.64)	5,356	2.05		2.05		1.95		1.95		4.02		54

9.29	(6.63)	7,851	1.96		1.96		1.95		1.95		2.99		40

10.27	15.29	12,042	1.99		1.99		1.95		1.95		2.96		69

$9.37	5.30%	$61,678	0.96	%*	0.96	%*	0.85	%*	0.85	%*	6.08	%*	82%

9.18	7.66	64,466	1.05	(f)	1.05	(f)	0.87	(f)	0.87	(f)	5.47		96

9.02	6.49	98,427	0.98		0.98		0.90		0.90		4.92		89

8.91	(1.38)	94,702	0.91		0.91		0.90		0.90		3.97		50

9.42	(10.00)	116,909	0.90		0.90		0.90		0.90		3.39		39

10.83	19.09	180,962	0.90		0.90		0.90		0.90		3.86		58

$7.62	10.07%	$681,821	0.91	%*	0.91	%*	0.85	%*	0.85	%*	7.57	%*	78%

7.19	4.55	572,584	1.00		1.00		0.85		0.85		6.74		168

7.38	5.40	483,502	1.09		1.09		0.85		0.85		6.64		254

7.51	1.49	539,858	1.02		1.02		0.85		0.85		3.54		96

7.68	(1.40)	595,946	0.86		0.86		0.85		0.85		2.82		57

7.91	13.78	684,658	0.87		0.87		0.85		0.85		2.89		79

7.62	10.02	6,872	1.01	*	1.01	*	0.95	*	0.95	*	7.45	*	78

7.19	4.44	6,735	1.10		1.10		0.95		0.95		6.65		168

7.38	5.29	7,024	1.19		1.19		0.95		0.95		6.53		254

7.51	1.39	9,080	1.12		1.12		0.95		0.95		3.75		96

7.68	(1.50)	5,385	0.96		0.96		0.95		0.95		2.72		57

7.91	13.67	4,993	0.97		0.97		0.95		0.95		2.85		79

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)
Class A

04/01/2025 - 09/30/2025+	$7.19	$0.27	$0.43	$0.70	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2025	7.38	0.46	(0.17)	0.29	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.51	0.46	(0.10)	0.36	(0.32)	0.00	(0.17)	(0.49)

03/31/2023	7.68	0.24	(0.17)	0.07	(0.05)	0.00	(0.19)	(0.24)

03/31/2022	7.91	0.19	(0.33)	(0.14)	(0.09)	0.00	0.00	(0.09)

03/31/2021	7.04	0.20	0.74	0.94	0.00	0.00	(0.07)	(0.07)

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$6.11	$0.21	$0.36	$0.57	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2025	6.13	0.36	0.03	0.39	(0.35)	0.00	(0.06)	(0.41)

03/31/2024	6.00	0.35	0.13	0.48	(0.29)	0.00	(0.06)	(0.35)

03/31/2023	6.35	0.27	(0.32)	(0.05)	(0.27)	0.00	(0.03)	(0.30)

03/31/2022	7.18	0.28	(0.82)	(0.54)	(0.29)	0.00	0.00	(0.29)

03/31/2021	6.38	0.26	0.85	1.11	(0.10)	0.00	(0.21)	(0.31)

PIMCO Emerging Markets Local Currency and Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$5.75	$0.22	$0.48	$0.70	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2025	5.87	0.42	(0.12)	0.30	(0.30)	0.00	(0.12)	(0.42)

03/31/2024	5.73	0.33	0.13	0.46	(0.13)	0.00	(0.19)	(0.32)

03/31/2023	5.77	0.27	(0.06)	0.21	(0.14)	0.00	(0.11)	(0.25)

03/31/2022	6.43	0.26	(0.62)	(0.36)	(0.30)	0.00	0.00	(0.30)

03/31/2021	5.69	0.32	0.75	1.07	(0.08)	0.00	(0.25)	(0.33)
I-2

04/01/2025 - 09/30/2025+	5.75	0.22	0.48	0.70	(0.21)	0.00	0.00	(0.21)

03/31/2025	5.87	0.41	(0.12)	0.29	(0.29)	0.00	(0.12)	(0.41)

03/31/2024	5.73	0.33	0.13	0.46	(0.13)	0.00	(0.19)	(0.32)

03/31/2023	5.77	0.27	(0.07)	0.20	(0.13)	0.00	(0.11)	(0.24)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)

03/31/2021	5.69	0.31	0.76	1.07	(0.08)	0.00	(0.25)	(0.33)
I-3

04/01/2025 - 09/30/2025+	5.75	0.21	0.49	0.70	(0.21)	0.00	0.00	(0.21)

03/31/2025	5.87	0.42	(0.13)	0.29	(0.29)	0.00	(0.12)	(0.41)

03/31/2024	5.73	0.33	0.12	0.45	(0.12)	0.00	(0.19)	(0.31)

03/31/2023	5.77	0.27	(0.07)	0.20	(0.13)	0.00	(0.11)	(0.24)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)

03/31/2021	5.69	0.31	0.75	1.06	(0.07)	0.00	(0.25)	(0.32)
Class A

04/01/2025 - 09/30/2025+	5.75	0.21	0.48	0.69	(0.20)	0.00	0.00	(0.20)

03/31/2025	5.87	0.40	(0.13)	0.27	(0.27)	0.00	(0.12)	(0.39)

03/31/2024	5.73	0.31	0.13	0.44	(0.11)	0.00	(0.19)	(0.30)

03/31/2023	5.77	0.25	(0.06)	0.19	(0.12)	0.00	(0.11)	(0.23)

03/31/2022	6.43	0.24	(0.63)	(0.39)	(0.27)	0.00	0.00	(0.27)

03/31/2021	5.69	0.29	0.76	1.05	(0.06)	0.00	(0.25)	(0.31)
Class C

04/01/2025 - 09/30/2025+	5.75	0.18	0.49	0.67	(0.18)	0.00	0.00	(0.18)

03/31/2025	5.87	0.35	(0.12)	0.23	(0.23)	0.00	(0.12)	(0.35)

03/31/2024	5.73	0.27	0.13	0.40	(0.07)	0.00	(0.19)	(0.26)

03/31/2023	5.77	0.21	(0.06)	0.15	(0.08)	0.00	(0.11)	(0.19)

03/31/2022	6.43	0.20	(0.64)	(0.44)	(0.22)	0.00	0.00	(0.22)

03/31/2021	5.69	0.24	0.76	1.00	(0.01)	0.00	(0.25)	(0.26)

10	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.62	9.85%	$8,040	1.31	%*	1.31	%*	1.25	%*	1.25	%*	7.17	%*	78%

7.19	4.13	6,841	1.40		1.40		1.25		1.25		6.33		168

7.38	4.98	7,554	1.49		1.49		1.25		1.25		6.23		254

7.51	1.09	9,443	1.42		1.42		1.25		1.25		3.31		96

7.68	(1.80)	7,690	1.26		1.26		1.25		1.25		2.40		57

7.91	13.33	9,244	1.27		1.27		1.25		1.25		2.55		79

$6.47	9.46%	$198,756	0.11	%*	0.94	%*	0.11	%*	0.94	%*	6.62	%*	34%

6.11	6.62	184,367	0.10		0.94		0.10		0.94		5.94		66

6.13	8.28	266,000	0.16		0.95		0.15		0.94		5.78		51

6.00	(0.52)	277,099	0.16		0.94		0.16		0.94		4.52		12

6.35	(7.88)	267,820	0.14		0.94		0.14		0.94		4.01		29

7.18	17.52	359,989	0.09		0.94		0.09		0.94		3.60		41

$6.24	12.40%	$2,155,869	1.38	%*	1.38	%*	0.90	%*	0.90	%*	7.22	%*	63%

5.75	5.28	1,204,540	1.60		1.60		0.90		0.90		7.24		212

5.87	8.31	1,246,885	2.02		2.02		0.90		0.90		5.76		135

5.73	3.98	1,520,545	1.46		1.46		0.90		0.90		4.89		135

5.77	(5.96)	2,312,938	1.22		1.22		0.90		0.90		4.12		108

6.43	18.93	1,217,887	1.25		1.25		0.90		0.90		4.90		123

6.24	12.35	298,227	1.48	*	1.48	*	1.00	*	1.00	*	7.11	*	63

5.75	5.18	142,213	1.70		1.70		1.00		1.00		7.16		212

5.87	8.21	127,371	2.12		2.12		1.00		1.00		5.68		135

5.73	3.88	99,934	1.62	(g)	1.62	(g)	1.00	(g)	1.00	(g)	4.91		135

5.77	(6.05)	96,034	1.32		1.32		1.00		1.00		4.14		108

6.43	18.81	97,406	1.35		1.35		1.00		1.00		4.82		123

6.24	12.32	26,863	1.53	*	1.58	*	1.05	*	1.10	*	7.02	*	63

5.75	5.12	26,026	1.75		1.80		1.05		1.10		7.20		212

5.87	8.15	9,643	2.17		2.22		1.05		1.10		5.64		135

5.73	3.83	6,377	1.69	(g)	1.74	(g)	1.05	(g)	1.10	(g)	4.88		135

5.77	(6.10)	6,714	1.37		1.42		1.05		1.10		4.13		108

6.43	18.75	11,906	1.40		1.45		1.05		1.10		4.77		123

6.24	12.18	44,535	1.78	*	1.78	*	1.30	*	1.30	*	6.80	*	63

5.75	4.86	28,327	2.00		2.00		1.30		1.30		6.85		212

5.87	7.88	31,977	2.42		2.42		1.30		1.30		5.37		135

5.73	3.57	33,073	1.91	(g)	1.91	(g)	1.30	(g)	1.30	(g)	4.58		135

5.77	(6.33)	36,384	1.62		1.62		1.30		1.30		3.85		108

6.43	18.46	35,483	1.65		1.65		1.30		1.30		4.51		123

6.24	11.76	4,662	2.53	*	2.53	*	2.05	*	2.05	*	6.04	*	63

5.75	4.08	3,408	2.75		2.75		2.05		2.05		6.12		212

5.87	7.09	2,612	3.17		3.17		2.05		2.05		4.63		135

5.73	2.79	2,128	2.67	(g)	2.67	(g)	2.05	(g)	2.05	(g)	3.85		135

5.77	(7.04)	2,258	2.37		2.37		2.05		2.05		3.13		108

6.43	17.57	3,011	2.40		2.40		2.05		2.05		3.74		123

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$10.16	$0.22	$0.26	$0.48	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2025	10.09	0.40	0.09	0.49	(0.42)	0.00	0.00	(0.42)

03/31/2024	9.84	0.32	0.24	0.56	(0.15)	0.00	(0.16)	(0.31)

03/31/2023	10.75	0.37	(0.80)	(0.43)	(0.35)	(0.13)	0.00	(0.48)

03/31/2022	11.45	0.34	(0.64)	(0.30)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.49	0.30	0.90	1.20	(0.24)	0.00	0.00	(0.24)
Class A

04/01/2025 - 09/30/2025+	10.16	0.20	0.26	0.46	(0.21)	0.00	0.00	(0.21)

03/31/2025	10.09	0.36	0.09	0.45	(0.38)	0.00	0.00	(0.38)

03/31/2024	9.84	0.29	0.23	0.52	(0.11)	0.00	(0.16)	(0.27)

03/31/2023	10.75	0.32	(0.79)	(0.47)	(0.31)	(0.13)	0.00	(0.44)

03/31/2022	11.45	0.30	(0.64)	(0.34)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.49	0.26	0.89	1.15	(0.19)	0.00	0.00	(0.19)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Institutional Class

04/01/2025 - 09/30/2025+	$9.66	$0.20	$0.22	$0.42	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2025	9.52	0.39	0.22	0.61	(0.47)	0.00	0.00	(0.47)

03/31/2024	9.23	0.29	0.26	0.55	(0.26)	0.00	0.00	(0.26)

03/31/2023	10.11	0.21	(0.34)	(0.13)	(0.21)	(0.54)	0.00	(0.75)

03/31/2022	10.68	0.21	(0.48)	(0.27)	(0.14)	(0.16)	0.00	(0.30)

03/31/2021	9.92	0.21	0.76	0.97	(0.17)	(0.04)	0.00	(0.21)
I-2

04/01/2025 - 09/30/2025+	9.66	0.19	0.23	0.42	(0.24)	0.00	0.00	(0.24)

03/31/2025	9.52	0.38	0.22	0.60	(0.46)	0.00	0.00	(0.46)

03/31/2024	9.23	0.28	0.26	0.54	(0.25)	0.00	0.00	(0.25)

03/31/2023	10.11	0.20	(0.34)	(0.14)	(0.20)	(0.54)	0.00	(0.74)

03/31/2022	10.68	0.20	(0.48)	(0.28)	(0.13)	(0.16)	0.00	(0.29)

03/31/2021	9.92	0.20	0.76	0.96	(0.16)	(0.04)	0.00	(0.20)
Class A

04/01/2025 - 09/30/2025+	9.66	0.18	0.22	0.40	(0.22)	0.00	0.00	(0.22)

03/31/2025	9.52	0.36	0.21	0.57	(0.43)	0.00	0.00	(0.43)

03/31/2024	9.23	0.26	0.26	0.52	(0.23)	0.00	0.00	(0.23)

03/31/2023	10.11	0.18	(0.35)	(0.17)	(0.17)	(0.54)	0.00	(0.71)

03/31/2022	10.68	0.18	(0.48)	(0.30)	(0.11)	(0.16)	0.00	(0.27)

03/31/2021	9.92	0.17	0.76	0.93	(0.13)	(0.04)	0.00	(0.17)
Class C

04/01/2025 - 09/30/2025+	9.66	0.15	0.22	0.37	(0.19)	0.00	0.00	(0.19)

03/31/2025	9.52	0.29	0.21	0.50	(0.36)	0.00	0.00	(0.36)

03/31/2024	9.23	0.19	0.26	0.45	(0.16)	0.00	0.00	(0.16)

03/31/2023	10.11	0.10	(0.34)	(0.24)	(0.10)	(0.54)	0.00	(0.64)

03/31/2022	10.68	0.10	(0.48)	(0.38)	(0.03)	(0.16)	0.00	(0.19)

03/31/2021	9.92	0.09	0.77	0.86	(0.06)	(0.04)	0.00	(0.10)

PIMCO International Bond Fund (Unhedged)
Institutional Class

04/01/2025 - 09/30/2025+	$7.53	$0.15	$0.37	$0.52	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2025	7.55	0.29	0.01	0.30	(0.32)	0.00	0.00	(0.32)

03/31/2024	7.69	0.21	(0.10)	0.11	0.00	0.00	(0.25)	(0.25)

03/31/2023	8.95	0.17	(1.15)	(0.98)	(0.01)	(0.09)	(0.18)	(0.28)

03/31/2022	10.19	0.19	(1.04)	(0.85)	(0.23)	(0.16)	0.00	(0.39)

03/31/2021	8.83	0.20	1.31	1.51	(0.15)	0.00	0.00	(0.15)

12	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.41	4.75%	$143,305	0.81	%*	0.81	%*	0.65	%*	0.65	%*	4.34	%*	313%

10.16	4.94	206,838	0.99		0.99		0.65		0.65		3.99		629

10.09	5.83	297,415	0.83		0.83		0.65		0.65		3.30		633

9.84	(3.96)	264,101	0.76		0.76		0.65		0.65		3.68		362

10.75	(2.73)	307,695	0.67		0.67		0.65		0.65		3.00		291

11.45	11.48	318,210	0.69		0.69		0.65		0.65		2.69		525

10.41	4.54	21,581	1.21	*	1.21	*	1.05	*	1.05	*	3.94	*	313

10.16	4.52	19,367	1.39		1.39		1.05		1.05		3.58		629

10.09	5.41	18,459	1.23		1.23		1.05		1.05		2.92		633

9.84	(4.35)	20,489	1.16		1.16		1.05		1.05		3.23		362

10.75	(3.11)	10,944	1.07		1.07		1.05		1.05		2.60		291

11.45	11.03	10,191	1.09		1.09		1.05		1.05		2.29		525

$9.84	4.41%	$1,387,505	0.56	%*	0.56	%*	0.55	%*	0.55	%*	4.08	%*	367%

9.66	6.55	1,326,028	0.61		0.61		0.55		0.55		4.07		776

9.52	6.05	949,129	0.71		0.71		0.55		0.55		3.13		759

9.23	(1.18)	789,541	0.61		0.61		0.55		0.55		2.17		595

10.11	(2.58)	776,785	0.56		0.56		0.55		0.55		2.03		376

10.68	9.82	702,595	0.56		0.56		0.55		0.55		1.98		582

9.84	4.36	198,035	0.66	*	0.66	*	0.65	*	0.65	*	4.00	*	367

9.66	6.45	84,751	0.71		0.71		0.65		0.65		3.97		776

9.52	5.94	65,611	0.81		0.81		0.65		0.65		3.03		759

9.23	(1.28)	72,493	0.71		0.71		0.65		0.65		2.12		595

10.11	(2.68)	51,160	0.66		0.66		0.65		0.65		1.93		376

10.68	9.72	60,892	0.66		0.66		0.65		0.65		1.88		582

9.84	4.23	78,207	0.91	*	0.91	*	0.90	*	0.90	*	3.73	*	367

9.66	6.18	74,517	0.96		0.96		0.90		0.90		3.74		776

9.52	5.68	70,890	1.06		1.06		0.90		0.90		2.78		759

9.23	(1.53)	54,818	0.96		0.96		0.90		0.90		1.86		595

10.11	(2.92)	43,356	0.91		0.91		0.90		0.90		1.68		376

10.68	9.44	46,393	0.91		0.91		0.90		0.90		1.63		582

9.84	3.84	4,415	1.66	*	1.66	*	1.65	*	1.65	*	2.99	*	367

9.66	5.39	3,533	1.71		1.71		1.65		1.65		2.99		776

9.52	4.90	3,745	1.81		1.81		1.65		1.65		2.03		759

9.23	(2.27)	3,326	1.71		1.71		1.65		1.65		1.04		595

10.11	(3.65)	4,459	1.66		1.66		1.65		1.65		0.93		376

10.68	8.63	5,667	1.66		1.66		1.65		1.65		0.87		582

$7.88	6.87%	$612,832	0.59	%*	0.59	%*	0.50	%*	0.50	%*	3.86	%*	267%

7.53	4.10	415,738	0.71		0.71		0.50		0.50		3.88		646

7.55	1.56	453,541	0.77		0.77		0.50		0.50		2.88		641

7.69	(10.93)	489,313	0.66		0.66		0.50		0.50		2.23		401

8.95	(8.56)	826,088	0.51		0.51		0.50		0.50		1.87		320

10.19	17.19	912,645	0.52		0.52		0.50		0.50		2.00		525

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO International Bond Fund (Unhedged) (Cont.)
I-2

04/01/2025 - 09/30/2025+	$7.53	$0.15	$0.36	$0.51	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2025	7.55	0.28	0.01	0.29	(0.31)	0.00	0.00	(0.31)

03/31/2024	7.69	0.20	(0.09)	0.11	0.00	0.00	(0.25)	(0.25)

03/31/2023	8.95	0.17	(1.16)	(0.99)	0.00	(0.09)	(0.18)	(0.27)

03/31/2022	10.19	0.18	(1.04)	(0.86)	(0.22)	(0.16)	0.00	(0.38)

03/31/2021	8.83	0.19	1.31	1.50	(0.14)	0.00	0.00	(0.14)
I-3

04/01/2025 - 09/30/2025+	7.53	0.15	0.36	0.51	(0.16)	0.00	0.00	(0.16)

03/31/2025	7.55	0.28	0.01	0.29	(0.31)	0.00	0.00	(0.31)

03/31/2024	7.69	0.20	(0.10)	0.10	0.00	0.00	(0.24)	(0.24)

03/31/2023	8.95	0.16	(1.15)	(0.99)	0.00	(0.09)	(0.18)	(0.27)

03/31/2022	10.19	0.17	(1.03)	(0.86)	(0.22)	(0.16)	0.00	(0.38)

03/31/2021	8.83	0.19	1.31	1.50	(0.14)	0.00	0.00	(0.14)
Administrative Class

04/01/2025 - 09/30/2025+	7.53	0.14	0.37	0.51	(0.16)	0.00	0.00	(0.16)

03/31/2025	7.55	0.27	0.01	0.28	(0.30)	0.00	0.00	(0.30)

03/31/2024	7.69	0.20	(0.11)	0.09	0.00	0.00	(0.23)	(0.23)

03/31/2023	8.95	0.16	(1.16)	(1.00)	0.01	(0.09)	(0.18)	(0.26)

03/31/2022	10.19	0.16	(1.03)	(0.87)	(0.21)	(0.16)	0.00	(0.37)

03/31/2021	8.83	0.18	1.31	1.49	(0.13)	0.00	0.00	(0.13)
Class A

04/01/2025 - 09/30/2025+	7.53	0.14	0.36	0.50	(0.15)	0.00	0.00	(0.15)

03/31/2025	7.55	0.26	0.01	0.27	(0.29)	0.00	0.00	(0.29)

03/31/2024	7.69	0.18	(0.10)	0.08	0.00	0.00	(0.22)	(0.22)

03/31/2023	8.95	0.14	(1.15)	(1.01)	0.02	(0.09)	(0.18)	(0.25)

03/31/2022	10.19	0.15	(1.04)	(0.89)	(0.19)	(0.16)	0.00	(0.35)

03/31/2021	8.83	0.16	1.31	1.47	(0.11)	0.00	0.00	(0.11)
Class C

04/01/2025 - 09/30/2025+	7.53	0.11	0.36	0.47	(0.12)	0.00	0.00	(0.12)

03/31/2025	7.55	0.20	0.02	0.22	(0.24)	0.00	0.00	(0.24)

03/31/2024	7.69	0.13	(0.10)	0.03	0.00	0.00	(0.17)	(0.17)

03/31/2023	8.95	0.08	(1.15)	(1.07)	0.08	(0.09)	(0.18)	(0.19)

03/31/2022	10.19	0.07	(1.03)	(0.96)	(0.12)	(0.16)	0.00	(0.28)

03/31/2021	8.83	0.09	1.31	1.40	(0.04)	0.00	0.00	(0.04)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective September 3, 2024, the Fund’s investment advisory fee was decreased by 0.05% to an annual rate of 0.45%.
(g)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

14	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.88	6.82%	$279,098	0.69	%*	0.69	%*	0.60	%*	0.60	%*	3.76	%*	267%

7.53	3.99	123,784	0.81		0.81		0.60		0.60		3.78		646

7.55	1.46	213,572	0.87		0.87		0.60		0.60		2.76		641

7.69	(11.02)	237,941	0.76		0.76		0.60		0.60		2.13		401

8.95	(8.65)	264,179	0.61		0.61		0.60		0.60		1.78		320

10.19	17.07	239,939	0.62		0.62		0.60		0.60		1.86		525

7.88	6.79	40,805	0.74	*	0.79	*	0.65	*	0.70	*	3.70	*	267

7.53	3.94	33,843	0.86		0.91		0.65		0.70		3.73		646

7.55	1.41	58,383	0.92		0.97		0.65		0.70		2.71		641

7.69	(11.07)	111,088	0.81		0.86		0.65		0.70		2.08		401

8.95	(8.70)	139,321	0.66		0.71		0.65		0.70		1.72		320

10.19	17.02	84,507	0.67		0.72		0.65		0.70		1.89		525

7.88	6.74	18,293	0.84	*	0.84	*	0.75	*	0.75	*	3.60	*	267

7.53	3.84	15,779	0.96		0.96		0.75		0.75		3.64		646

7.55	1.31	9,907	1.02		1.02		0.75		0.75		2.63		641

7.69	(11.16)	18,982	0.91		0.91		0.75		0.75		1.99		401

8.95	(8.79)	25,434	0.76		0.76		0.75		0.75		1.61		320

10.19	16.90	36,225	0.77		0.77		0.75		0.75		1.77		525

7.88	6.66	112,596	0.99	*	0.99	*	0.90	*	0.90	*	3.46	*	267

7.53	3.68	91,892	1.11		1.11		0.90		0.90		3.48		646

7.55	1.16	94,676	1.17		1.17		0.90		0.90		2.46		641

7.69	(11.29)	91,394	1.06		1.06		0.90		0.90		1.83		401

8.95	(8.93)	117,997	0.91		0.91		0.90		0.90		1.46		320

10.19	16.72	150,556	0.92		0.92		0.90		0.90		1.63		525

7.88	6.27	2,278	1.74	*	1.74	*	1.65	*	1.65	*	2.71	*	267

7.53	2.91	1,921	1.86		1.86		1.65		1.65		2.73		646

7.55	0.41	2,691	1.92		1.92		1.65		1.65		1.72		641

7.69	(11.96)	2,902	1.81		1.81		1.65		1.65		1.08		401

8.95	(9.61)	4,022	1.66		1.66		1.65		1.65		0.72		320

10.19	15.86	3,958	1.67		1.67		1.65		1.65		0.87		525

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Assets:

Investments, at value
Investments in securities*	$2,356,957	$60,630	$615,851	$8,448
Investments in Affiliates	117,422	4,262	125,264	196,167
Financial Derivative Instruments
Exchange-traded or centrally cleared	472	13	250	0
Over the counter	10,324	85	25,120	11
Cash	424	0	59	0
Deposits with counterparty	19,690	751	6,156	748
Foreign currency, at value	3,894	222	6,230	271
Receivable for investments sold	41,831	336	14,138	5
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for TBA investments sold	31,763	1,918	0	6,776
Receivable for Fund shares sold	4,626	0	102	45
Interest and/or dividends receivable	32,660	828	4,799	15
Dividends receivable from Affiliates	264	11	508	1,023
Reimbursement receivable from PIMCO	1	0	0	131
Total Assets	2,620,328	69,056	798,477	213,640

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$98,817	$1,111	$0	$0
Payable for short sales	79,761	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	741	4	389	4
Over the counter	18,518	119	40,409	15
Payable for investments purchased	44,815	2,129	42,481	0
Payable for investments in Affiliates purchased	278	12	523	1,058
Payable for investments purchased on a delayed-delivery basis	0	0	4,052	0
Payable for TBA investments purchased	57,413	3,812	0	13,443
Payable for unfunded loan commitments	10,025	0	10,025	0
Deposits from counterparty	3,907	0	3,118	0
Payable for Fund shares redeemed	49,965	127	100	213
Distributions payable	1,631	9	25	3
Overdraft due to custodian	0	5	0	0
Accrued investment advisory fees	812	22	256	85
Accrued supervisory and administrative fees	768	20	229	63
Accrued distribution fees	3	0	0	0
Accrued servicing fees	30	0	2	0
Accrued taxes payable	23	1	0	0
Foreign capital gains tax payable	216	7	131	0
Other liabilities	5	0	4	0
Total Liabilities	367,728	7,378	101,744	14,884

Commitments and Contingent Liabilities^

Net Assets	$2,252,600	$61,678	$696,733	$198,756

Net Assets Consist of:

Paid in capital	$3,233,729	$153,828	$1,348,243	$312,653
Distributable earnings (accumulated loss)	(981,129)	(92,150)	(651,510)	(113,897)

Net Assets	$2,252,600	$61,678	$696,733	$198,756

Cost of investments in securities	$2,326,716	$62,429	$599,568	$8,933
Cost of investments in Affiliates	$117,388	$4,261	$125,525	$185,080
Cost of foreign currency held	$3,926	$220	$6,286	$262
Proceeds received on short sales	$79,152	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$(14,840)	$357	$(1,066)	$76

* Includes repurchase agreements of:	$79,502	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$2,575,791	$222,597	$2,253,781	$1,259,374
251,277	9,274	162,652	105,894

1,815	262	3,308	2,017
193,107	27,740	203,965	67,759
7,935	123	2	0
38,237	3,445	10,761	7,567
21,104	1,628	7,128	9,887
173,152	27,609	194,418	62,908
0	3	20	6
0	72,588	1,131,992	568,244
10,516	165	2,547	8,763
44,557	1,378	11,541	7,174
580	28	640	328
1	0	0	2
3,318,072	366,840	3,982,755	2,099,923

$239,346	$0	$0	$257
0	12,598	180,873	136,302

1,671	300	3,092	1,278
200,141	28,291	209,190	68,394
268,306	29,180	233,002	84,424
610	29	659	338
43,932	6,082	0	0
0	124,125	1,678,412	736,894
10,025	0	335	0
13,228	1,046	5,352	3,777
6,272	199	1,554	1,406
1,051	1	1,364	383
0	0	0	72
879	46	328	205
908	42	414	245
3	0	2	5
10	4	16	23
572	8	0	0
927	1	0	18
35	2	0	0
787,916	201,954	2,314,593	1,034,021

$2,530,156	$164,886	$1,668,162	$1,065,902

$2,876,910	192,241	1,685,685	1,130,077
(346,754)	(27,355)	(17,523)	(64,175)

$2,530,156	$164,886	$1,668,162	$1,065,902

$2,479,560	$224,001	$2,246,451	$1,287,783
$251,856	$9,273	$162,624	$105,867
$21,687	$1,629	$7,113	$9,891
$0	$12,634	$181,395	$136,648
$(7,498)	$(197)	$23,207	$1,318

$306	$700	$9,706	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Statements of Assets and Liabilities	(Cont.)

	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Net Assets:

Institutional Class	$1,283,891	$61,678	$681,821	$198,756
I-2	792,588	N/A	6,872	N/A
I-3	24,491	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	145,596	N/A	8,040	N/A
Class C	6,034	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	143,774	6,582	89,491	30,729
I-2	88,756	N/A	902	N/A
I-3	2,743	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	16,304	N/A	1,055	N/A
Class C	676	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.93	$9.37	$7.62	$6.47
I-2	8.93	N/A	7.62	N/A
I-3	8.93	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	8.93	N/A	7.62	N/A
Class C	8.93	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

18	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$2,155,869	$143,305	$1,387,505	$612,832
298,227	N/A	198,035	279,098
26,863	N/A	N/A	40,805
N/A	N/A	N/A	18,293
44,535	21,581	78,207	112,596
4,662	N/A	4,415	2,278

345,673	13,765	140,978	77,783
47,821	N/A	20,122	35,424
4,307	N/A	N/A	5,179
N/A	N/A	N/A	2,322
7,141	2,073	7,946	14,291
747	N/A	449	289

$6.24	$10.41	$9.84	$7.88
6.24	N/A	9.84	7.88
6.24	N/A	N/A	7.88
N/A	N/A	N/A	7.88
6.24	10.41	9.84	7.88
6.24	N/A	9.84	7.88

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Investment Income:

Interest, net of foreign taxes*	$75,528	$2,144	$26,094	$60
Dividends	1,008	6	79	9
Dividends from Investments in Affiliates	3,217	76	3,353	6,482
Miscellaneous income	194	9	68	0
Total Income	79,947	2,235	29,594	6,551

Expenses:

Investment advisory fees	4,582	143	1,567	526
Supervisory and administrative fees	4,332	127	1,403	389
Distribution and/or servicing fees - Administrative Class	0	0	0	0
Distribution and/or servicing fees - Class A	175	0	10	0
Distribution and/or servicing fees - Class C	29	0	0	0
Trustee fees	3	0	1	0
Interest expense	1,643	34	214	3
Miscellaneous expense	1	0	0	0
Total Expenses	10,765	304	3,195	918
Waiver and/or Reimbursement by PIMCO	(5)	0	0	(811)
Net Expenses	10,760	304	3,195	107

Net Investment Income (Loss)	69,187	1,931	26,399	6,444

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	(8,394)	(1,962)	15,191	177
Investments in Affiliates	27	1	3	(735)
Exchange-traded or centrally cleared financial derivative instruments	10,209	179	(260)	284
Over the counter financial derivative instruments	(19,303)	(373)	24,766	(13)
Short sales	0	0	(10)	0
Foreign currency	(486)	13	(2,131)	0

Net Realized Gain (Loss)	(17,947)	(2,142)	37,559	(287)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	123,174	3,575	19,743	26
Investments in Affiliates	42	1	153	11570
Exchange-traded or centrally cleared financial derivative instruments	(3,895)	(55)	(2,119)	(195)
Over the counter financial derivative instruments	2,343	(5)	(18,496)	24
Short sales	302	0	(25)	0
Foreign currency assets and liabilities	(108)	5	97	9

Net Change in Unrealized Appreciation (Depreciation)	121,858	3,521	(647)	11,434

Net Increase (Decrease) in Net Assets Resulting from Operations	$173,098	$3,310	$63,311	$17,591

* Foreign tax withholdings	$551	$17	$405	$0

** Foreign capital gains tax	$12	$0	$2	$0

*** Foreign capital gains tax	$(23)	$(1)	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$82,666	$3,770	$33,509	$18,147
217	231	45	33
3,282	104	2,690	1,363
154	0	1	0
86,319	4,105	36,245	19,543

4,500	279	1,948	1,096
4,651	254	2,432	1,315
0	0	0	20
46	25	94	132
20	0	20	12
3	1	3	1
4,782	130	108	379
0	1	1	7
14,002	690	4,606	2,962
(7)	0	0	(9)
13,995	690	4,606	2,953

72,324	3,415	31,639	16,590

12,845	(3,823)	24,770	348
(15)	6	8	(3)
(2,499)	(557)	6789	(3,133)
27,880	(3,540)	(36,653)	20,614
(165)	0	9	0
(2,614)	550	947	512

35,432	(7,364)	(4,130)	18,338

121,268	8,691	23,436	21,265
104	1	33	27
(1,570)	789	13,334	701
(14,022)	578	2,607	(6,824)
(323)	0	300	0
5,482	68	541	154

110,939	10,127	40,251	15,323

$218,695	$6,178	$67,760	$50,251

$3,589	$3	$0	$0

$274	$5	$0	$0

$(276)	$2	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Statements of Changes in Net Assets

	PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund		PIMCO Emerging Markets Currency and Short-Term Investments Fund		PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$69,187	$117,806	$1,931	$4,515	$26,399	$34,445	$6,444	$13,279
Net realized gain (loss)	(17,947)	(79,382)	(2,142)	(3,167)	37,559	(13,500)	(287)	(10,935)
Net change in unrealized appreciation (depreciation)	121,858	104,038	3,521	4,956	(647)	2,184	11,434	13,905

Net Increase (Decrease) in Net Assets Resulting from Operations	173,098	142,462	3,310	6,304	63,311	23,129	17,591	16,249

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(39,860)	(73,117)	(1,989)	(4,611)	(25,923)	(35,045)	(6,483)	(12,644)
I-2	(23,728)	(34,653)	N/A	N/A	(309)	(505)	N/A	N/A
I-3	(734)	(1,254)	N/A	N/A	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(4,552)	(9,308)	N/A	N/A	(270)	(465)	N/A	N/A
Class C	(166)	(309)	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	N/A	0	0	0	N/A	N/A	N/A	(2,343)
I-2	N/A	0	N/A	N/A	N/A	N/A	N/A	N/A
I-3	N/A	0	N/A	N/A	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	N/A	0	N/A	N/A	N/A	N/A	N/A	N/A
Class C	N/A	0	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(69,040)	(118,641)	(1,989)	(4,611)	(26,502)	(36,015)	(6,483)	(14,987)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	471,209	142,182	(4,109)	(35,654)	73,764	100,966	3,281	(82,895)

Total Increase (Decrease) in Net Assets	575,267	166,003	(2,788)	(33,961)	110,573	88,080	14,389	(81,633)

Net Assets:

Beginning of period	1,677,333	1,511,330	64,466	98,427	586,160	498,080	184,367	266,000
End of period	$2,252,600	$1,677,333	$61,678	$64,466	$696,733	$586,160	$198,756	$184,367

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Local Currency and Bond Fund		PIMCO Global Advantage® Strategy Bond Fund		PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)		PIMCO International Bond Fund (Unhedged)

Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

$72,324	$96,491	$3,415	$11,341	$31,639	$49,889	$16,590	$27,275
35,432	(38,304)	(7,364)	(2,466)	(4,130)	23,479	18,338	(33,128)
110,939	8,749	10,127	5,738	40,251	7,043	15,323	34,584

218,695	66,936	6,178	14,613	67,760	80,411	50,251	28,731

(62,055)	(58,481)	(3,097)	(11,055)	(34,000)	(53,532)	(10,825)	(18,767)
(6,609)	(6,901)	N/A	N/A	(2,687)	(3,362)	(4,193)	(5,690)
(948)	(1,007)	N/A	N/A	N/A	N/A	(741)	(1,699)
N/A	N/A	N/A	N/A	N/A	N/A	(324)	(407)
(1,229)	(1,469)	(409)	(712)	(1,731)	(3,214)	(2,015)	(3,573)
(117)	(119)	N/A	N/A	(76)	(139)	(36)	(74)

N/A	(23,977)	N/A	0	N/A	0	N/A	0
N/A	(2,876)	N/A	N/A	N/A	0	N/A	0
N/A	(416)	N/A	N/A	N/A	N/A	N/A	0
N/A	N/A	N/A	N/A	N/A	N/A	N/A	0
N/A	(652)	N/A	0	N/A	0	N/A	0
N/A	(62)	N/A	N/A	N/A	0	N/A	0

(70,958)	(95,960)	(3,506)	(11,767)	(38,494)	(60,247)	(18,134)	(30,210)

977,905	15,050	(63,991)	(92,515)	150,067	379,290	350,828	(148,334)

1,125,642	(13,974)	(61,319)	(89,669)	179,333	399,454	382,945	(149,813)

1,404,514	1,418,488	226,205	315,874	1,488,829	1,089,375	682,957	832,770
$2,530,156	$1,404,514	$164,886	$226,205	$1,668,162	$1,488,829	$1,065,902	$682,957

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Schedule of Investments	PIMCO Emerging Markets Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.6%

ANGOLA 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Finance Ministry Angola
13.250% (PRIME + 6.000%) due 12/11/2025 «~		$2,400	$2,405

SOVEREIGN ISSUES 0.5%

Angola Government International Bonds
8.000% due 11/26/2029		4,361	4,260
8.250% due 05/09/2028		1,400	1,410
8.750% due 04/14/2032		4,900	4,693
9.375% due 05/08/2048		1,000	861

			11,224

Total Angola (Cost $12,367)			13,629

ARGENTINA 2.5%

CORPORATE BONDS & NOTES 0.3%

Pampa Energia SA
7.875% due 12/16/2034		6,900	6,817

SOVEREIGN ISSUES 2.2%

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		8,565	5,803
1.000% due 07/09/2029		480	348
3.000% due 07/09/2041 þ	EUR	1,000	578
3.500% due 07/09/2041 þ		$46,526	22,664
3.875% due 07/09/2035 þ	EUR	1,000	631
4.125% due 07/09/2035 þ		$9,812	5,172
4.125% due 07/09/2046 þ		1,273	670
5.000% due 01/09/2038 þ		3,100	1,748

Provincia de Buenos Aires/Government Bonds
5.125% due 09/01/2037 þ	EUR	4,959	3,354
6.625% due 09/01/2037 þ		$8,817	5,169

Provincia de Cordoba
6.875% due 12/10/2025 þ		42	43

Provincia de la Rioja
8.500% due 02/24/2028		3,452	2,158
8.500% due 02/24/2028 ^(c)		1,593	996

			49,334

Total Argentina (Cost $49,128)			56,151

ARMENIA 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Armenia International Bonds
3.600% due 02/02/2031		5,300	4,788

Total Armenia (Cost $5,103)			4,788

AZERBAIJAN 0.3%

CORPORATE BONDS & NOTES 0.3%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		7,400	7,492

Total Azerbaijan (Cost $7,418)			7,492

BAHRAIN 0.4%

SOVEREIGN ISSUES 0.4%

Bahrain Government International Bonds
4.250% due 01/25/2028		1,900	1,869
5.250% due 01/25/2033		4,000	3,887
5.625% due 09/30/2031		2,100	2,115

Total Bahrain (Cost $7,776)			7,871

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BENIN 0.0%

SOVEREIGN ISSUES 0.0%

Benin Government International Bonds
6.875% due 01/19/2052	EUR	200	$214

Total Benin (Cost $180)			214

BRAZIL 3.2%

CORPORATE BONDS & NOTES 1.9%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	136,000	7,479

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$13,140	13,156

CSN Inova Ventures
6.750% due 01/28/2028		5,300	5,153

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 (b)		3,533	654

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 (b)		1,673	1,288

Vale Overseas Ltd.
6.400% due 06/28/2054		3,500	3,601

Vale SA
0.000% due 12/29/2049 ~(i)	BRL	168,820	11,386

			42,717

SOVEREIGN ISSUES 1.3%

Brazil Government International Bonds
7.250% due 01/12/2056		$650	658

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (f)	BRL	100,400	17,622

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050		60,946	9,930

			28,210

Total Brazil (Cost $78,966)			70,927

BULGARIA 0.4%

SOVEREIGN ISSUES 0.4%

Bulgaria Government International Bonds
3.625% due 09/05/2032	EUR	2,700	3,266
5.000% due 03/05/2037		$5,000	5,011

Total Bulgaria (Cost $7,987)			8,277

CAMEROON 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Cameroon International Bonds
5.950% due 07/07/2032	EUR	5,900	5,694
9.500% due 11/19/2025		$667	665

Total Cameroon (Cost $5,520)			6,359

CANADA 0.1%

CORPORATE BONDS & NOTES 0.1%

Ivanhoe Mines Ltd.
7.875% due 01/23/2030		2,200	2,274

Total Canada (Cost $2,200)			2,274

CAYMAN ISLANDS 3.5%

ASSET-BACKED SECURITIES 0.1%

IFC Emerging Markets Securitization Ltd.
5.454% due 12/31/2035 •		1,450	1,450

CONVERTIBLE BONDS & NOTES 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2025 (f)		303	9
0.000% due 12/31/2026 (f)		404	11

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 12/31/2027 (f)		$505	$12
0.000% due 12/31/2028 (f)		808	19
0.000% due 12/31/2029 (f)		808	19
0.000% due 12/31/2030 (f)		1,010	24
0.000% due 12/31/2031 (f)		1,010	24
0.000% due 12/31/2032 (f)		1,906	46

			164

CORPORATE BONDS & NOTES 2.6%

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (f)		5,143	4,218

Country Garden Holdings Co. Ltd.
3.125% due 10/22/2025 ^(c)		3,300	355

Energuate Trust 2 0
6.350% due 09/15/2035		2,000	2,015

FWD Group Holdings Ltd.
5.252% due 09/22/2030		1,800	1,807
5.836% due 09/22/2035		500	508

Gaci First Investment Co.
4.875% due 02/14/2035		9,600	9,583
5.250% due 01/29/2034		7,000	7,227

ICD Funding Ltd.
3.223% due 04/28/2026		600	596

Interoceanica IV Finance Ltd.
0.000% due 11/30/2025 (f)		70	70

Interoceanica V Finance Ltd.
0.000% due 05/15/2030 (f)		3,215	2,700
7.860% due 05/15/2030		2,658	2,755

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027 ^«(c)		17	2

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (b)		606	14

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (b)		1,010	21

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (b)		1,212	20

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (b)		1,818	25

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (b)		1,704	26

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (b)		404	11

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	5,500	6,457

Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036		$156	151
4.350% due 04/05/2036 (n)		2,415	2,339
5.875% due 07/05/2034		740	764

Montego Bay Airport Revenue Finance Ltd.
6.600% due 06/15/2035		2,900	2,967

Poinsettia Finance Ltd. SARL
6.625% due 06/17/2031		4,576	4,498

Suci Second Investment Co.
6.000% due 10/25/2028		8,100	8,505

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 ^(b)(c)		415	63

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 ^(b)(c)		416	64

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 ^(b)(c)		835	127

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 ^(b)(c)		1,255	195

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 ^(b)(c)	$1,258	$195

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 ^(b)(c)	593	91

		58,369

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Ziraat
7.138% (TSFR3M + 3.100%) due 06/15/2034 «~	5,100	5,097

SOVEREIGN ISSUES 0.6%

KSA Ijarah Sukuk Ltd.
4.875% due 09/09/2035	5,800	5,836

KSA Sukuk Ltd.
3.628% due 04/20/2027	8,100	8,040

		13,876

Total Cayman Islands (Cost $80,668)		78,956

CHILE 2.5%

CORPORATE BONDS & NOTES 1.8%

Banco del Estado de Chile
7.950% due 05/02/2029 •(i)(j)	3,500	3,744

Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	1,600	1,326
4.375% due 02/05/2049	453	359
4.875% due 11/04/2044	1,920	1,678
5.950% due 01/08/2034	1,300	1,368
6.300% due 09/08/2053	3,000	3,086
6.440% due 01/26/2036	9,700	10,507
6.780% due 01/13/2055	5,900	6,344

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	800	507
3.830% due 09/14/2061	4,700	3,213

Empresa Nacional del Petroleo
3.450% due 09/16/2031	979	904
5.950% due 07/30/2034	900	949
6.150% due 05/10/2033	4,800	5,103

Engie Energia Chile SA
6.375% due 04/17/2034	1,200	1,282

		40,370

SOVEREIGN ISSUES 0.7%

Chile Government International Bonds
3.100% due 05/07/2041 (n)	9,100	6,949
3.100% due 01/22/2061	700	435
3.500% due 04/15/2053 (n)	4,500	3,230
5.650% due 01/13/2037	4,600	4,844

		15,458

Total Chile (Cost $55,330)		55,828

COLOMBIA 4.3%

CORPORATE BONDS & NOTES 0.8%

Banco Davivienda SA
8.125% due 07/02/2035 •(j)	3,600	3,740

Ecopetrol SA
5.875% due 05/28/2045 (n)	6,800	5,206
5.875% due 11/02/2051	8,100	6,006
7.375% due 09/18/2043	1,700	1,575
8.375% due 01/19/2036	2,000	2,067

		18,594

SOVEREIGN ISSUES 3.5%

Colombia Government International Bonds
3.250% due 04/22/2032	13,800	11,702
3.875% due 04/25/2027	6,100	6,060

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/15/2045 (n)		$1,170	$881
5.200% due 05/15/2049		824	621
5.625% due 02/26/2044 (n)		5,100	4,182
6.125% due 01/18/2041 (n)		2,000	1,796
7.375% due 04/25/2030		1,800	1,919
7.375% due 09/18/2037		1,125	1,161
8.000% due 04/20/2033		800	872
8.000% due 11/14/2035		1,400	1,506
8.375% due 11/07/2054		6,500	6,895
8.500% due 04/25/2035		12,400	13,752
8.750% due 11/14/2053		4,900	5,386
10.375% due 01/28/2033		200	244

Colombia TES
6.000% due 04/28/2028	COP	19,947,100	4,660
6.250% due 07/09/2036		8,867,300	1,563
6.500% due 01/22/2031 (h)		86,818	22
7.000% due 03/26/2031		7,426,300	1,584
11.000% due 08/22/2029		24,121,200	6,214
12.750% due 11/28/2040		31,504,300	8,419

			79,439

Total Colombia (Cost $95,315)			98,033

COSTA RICA 0.1%

SOVEREIGN ISSUES 0.1%

Costa Rica Government International Bonds
7.300% due 11/13/2054		$2,500	2,744

Total Costa Rica (Cost $2,372)			2,744

CZECH REPUBLIC 0.4%

CORPORATE BONDS & NOTES 0.4%

Czechoslovak Group AS
5.250% due 01/10/2031	EUR	500	611

EPH Financing International AS
5.875% due 11/30/2029		4,500	5,697
6.651% due 11/13/2028		2,100	2,683

Total Czech Republic (Cost $8,189)			8,991

DOMINICAN REPUBLIC 2.8%

SOVEREIGN ISSUES 2.8%

Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	3,100	50
13.000% due 01/30/2026		16,800	272

Dominican Republic International Bonds
4.875% due 09/23/2032		$2,000	1,916
5.300% due 01/21/2041		1,900	1,722
5.875% due 01/30/2060		7,300	6,493
5.950% due 01/25/2027		8,900	9,071
6.000% due 07/19/2028		13,300	13,754
6.000% due 02/22/2033		2,700	2,766
6.400% due 06/05/2049		200	197
6.500% due 02/15/2048		506	505
6.600% due 06/01/2036		800	840
6.850% due 01/27/2045		300	311
6.950% due 03/15/2037		4,200	4,489
7.150% due 02/24/2055		3,900	4,152
10.500% due 03/15/2037	DOP	484,000	8,337
10.750% due 06/01/2036		290,900	5,069
11.250% due 09/15/2035		11,200	199
13.625% due 02/03/2033		10,500	204
13.625% due 02/10/2034		165,700	3,238

Total Dominican Republic (Cost $62,401)			63,585

ECUADOR 1.2%

SOVEREIGN ISSUES 1.2%

Ecuador Government International Bonds
0.000% due 07/31/2030 (f)		$5,271	4,070
5.000% due 07/31/2040 þ		2,995	1,987
6.900% due 07/31/2030 þ		8,600	7,663
6.900% due 07/31/2035 þ		16,403	12,294

Ecuador Social Bonds SARL
0.000% due 01/30/2035 (f)		663	472

Total Ecuador (Cost $20,072)			26,486

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT 3.5%

SOVEREIGN ISSUES 3.5%

Egypt Government Bonds
21.954% due 03/04/2028	EGP	790,100	$16,508

Egypt Government International Bonds
4.750% due 04/16/2026	EUR	15,000	17,670
5.250% due 10/06/2025 (n)		$1,050	1,048
6.375% due 04/11/2031	EUR	8,300	9,361
7.053% due 01/15/2032		$900	870
7.500% due 02/16/2061		13,400	10,523
7.625% due 05/29/2032		800	790
7.903% due 02/21/2048		3,650	3,042
8.500% due 01/31/2047		3,500	3,096
8.625% due 02/04/2030		5,700	6,061
8.700% due 03/01/2049		5,100	4,548
8.750% due 09/30/2051		3,250	2,904
9.450% due 02/04/2033 (n)		3,000	3,206

Total Egypt (Cost $69,403)			79,627

EL SALVADOR 0.8%

CORPORATE BONDS & NOTES 0.3%

Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033 (n)		4,400	4,606
8.650% due 01/24/2033		1,400	1,466

			6,072

SOVEREIGN ISSUES 0.5%

El Salvador Government International Bonds
7.650% due 06/15/2035		700	713
9.250% due 04/17/2030		4,100	4,484
9.500% due 07/15/2052		1,000	1,066
9.650% due 11/21/2054		4,400	4,774

			11,037

Total El Salvador (Cost $15,542)			17,109

FRANCE 0.1%

CORPORATE BONDS & NOTES 0.1%

New Immo Holding SA
2.750% due 11/26/2026	EUR	1,000	1,164

Total France (Cost $997)			1,164

GABON 0.0%
SOVEREIGN ISSUES 0.0%

Gabon Government International Bonds
6.625% due 02/06/2031		$350	283

Total Gabon (Cost $276)			283

GEORGIA 0.0%

CORPORATE BONDS & NOTES 0.0%

Georgian Railway JSC
4.000% due 06/17/2028		200	187

Total Georgia (Cost $185)			187

GERMANY 0.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	6,000	6,947

Total Germany (Cost $6,290)			6,947

GHANA 0.5%

SOVEREIGN ISSUES 0.5%

Ghana Government International Bonds
0.000% due 07/03/2026 (f)		$342	331
0.000% due 01/03/2030 (f)		1,068	917

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 01/03/2037		$2,600	$1,294
5.000% due 07/03/2029 þ		6,278	6,128
5.000% due 07/03/2035 þ		3,145	2,659

Republic of Ghana Government Bonds
8.350% due 02/16/2027	GHS	3,100	226
8.650% due 02/13/2029		1,000	65
8.800% due 02/12/2030		4,000	251
8.950% due 02/11/2031		5,800	350

Total Ghana (Cost $10,916)			12,221

GUATEMALA 1.3%

SOVEREIGN ISSUES 1.3%

Guatemala Government Bonds
4.375% due 06/05/2027		$7,000	6,966
4.650% due 10/07/2041		1,000	862
4.875% due 02/13/2028		6,200	6,226
5.375% due 04/24/2032		1,000	1,008
6.050% due 08/06/2031		3,800	3,953
6.125% due 06/01/2050		750	727
6.250% due 08/15/2036		3,200	3,311
6.550% due 02/06/2037		3,800	4,018
6.875% due 08/15/2055		2,400	2,523

Total Guatemala (Cost $29,068)			29,594

HONDURAS 0.1%

SOVEREIGN ISSUES 0.1%

Honduras Government International Bonds
8.625% due 11/27/2034		1,200	1,319

Total Honduras (Cost $1,200)			1,319

HONG KONG 0.2%

CORPORATE BONDS & NOTES 0.2%

AIA Group Ltd.
3.200% due 09/16/2040		400	315

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	1,800	2,108
5.000% due 05/18/2026		$1,500	1,496
5.050% due 01/27/2027		800	791

Total Hong Kong (Cost $4,380)			4,710

HUNGARY 1.8%

SOVEREIGN ISSUES 1.8%

Hungary Government International Bonds
1.625% due 04/28/2032 (n)	EUR	1,400	1,457
1.750% due 06/05/2035		100	96
2.125% due 09/22/2031 (n)		$4,000	3,441
3.125% due 09/21/2051 (n)		1,400	886
5.375% due 09/26/2030 (n)		2,100	2,163
5.500% due 03/26/2036 (n)		8,600	8,685
6.000% due 09/26/2035 (n)		2,000	2,096
6.125% due 05/22/2028 (n)		11,000	11,490
6.750% due 09/25/2052 (n)		1,500	1,626
6.750% due 09/25/2052		800	868
6.750% due 09/23/2055 (n)		1,600	1,701
7.625% due 03/29/2041 (n)		4,400	5,225

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		800	828

Total Hungary (Cost $38,856)			40,562

INDIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		904	822

IIFL Finance Ltd.
8.750% due 07/24/2028		2,400	2,446

ReNew Pvt Ltd.
5.875% due 03/05/2027		600	600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		$3,300	$3,188

Total India (Cost $7,156)			7,056

INDONESIA 3.5%

CORPORATE BONDS & NOTES 2.8%

Freeport Indonesia PT
5.315% due 04/14/2032		6,000	6,076

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.450% due 05/15/2030		11,700	12,081

Pertamina Hulu Energi PT
5.250% due 05/21/2030		7,900	8,077

Pertamina Persero PT
6.000% due 05/03/2042		2,430	2,496
6.450% due 05/30/2044		5,100	5,493

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		11,800	8,739
4.375% due 02/05/2050		4,300	3,466
5.250% due 10/24/2042		6,600	6,159
5.250% due 05/15/2047		6,500	5,963
5.450% due 05/21/2028		250	257
6.250% due 01/25/2049		4,800	4,948

			63,755

SOVEREIGN ISSUES 0.7%

Indonesia Government International Bonds
1.100% due 03/12/2033	EUR	3,800	3,730
3.875% due 01/15/2033		2,700	3,224
4.125% due 01/15/2037		3,100	3,665
4.200% due 10/15/2050		$400	331
5.250% due 01/17/2042		400	402
5.650% due 01/11/2053		700	710
6.750% due 01/15/2044		2,100	2,431

Perusahaan Penerbit SBSN Indonesia III
3.800% due 06/23/2050		300	228
5.650% due 11/25/2054		900	900

			15,621

Total Indonesia (Cost $80,942)			79,376

IRELAND 1.0%

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029		1,963	1,838

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	8,100	9,525

SOVEREIGN ISSUES 0.5%

Avenir Issuer III Ireland DAC
6.000% due 03/22/2027		$2,310	2,286

Republic of Angola Via Avenir Issuer II Ireland DAC
6.927% due 02/19/2027		9,482	9,246

			11,532

Total Ireland (Cost $22,088)			22,895

ISRAEL 0.7%

CORPORATE BONDS & NOTES 0.6%

ICL Group Ltd.
6.375% due 05/31/2038		2,919	3,044

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		3,000	2,784
4.250% due 08/14/2028		2,700	2,666

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Leviathan Bond Ltd.
6.500% due 06/30/2027		$4,600	$4,623

			13,117

SOVEREIGN ISSUES 0.1%

Israel Government International Bonds
4.500% due 01/30/2043		2,300	2,010

State of Israel
2.500% due 01/15/2030		1,000	923

			2,933

Total Israel (Cost $15,807)			16,050

ITALY 0.1%

SOVEREIGN ISSUES 0.1%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		1,500	1,584

Total Italy (Cost $1,491)			1,584

IVORY COAST 1.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Republic of Cote d’Ivoire
5.153% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	10,000	11,723
5.159% (EUR003M + 2.850%) due 03/18/2026 «~		2,900	3,405

			15,128

SOVEREIGN ISSUES 1.0%

Ivory Coast Government International Bonds
4.875% due 01/30/2032		3,666	4,114
5.250% due 03/22/2030		847	993
5.750% due 12/31/2032 þ		$1,925	1,908
5.750% due 12/31/2032		1,073	1,064
5.875% due 10/17/2031	EUR	2,200	2,575
6.625% due 03/22/2048		3,900	3,929
6.875% due 10/17/2040		1,700	1,864
7.625% due 01/30/2033		$700	729
8.075% due 04/01/2036		1,400	1,453
8.250% due 01/30/2037		1,900	1,986
8.250% due 01/30/2037 (n)		1,800	1,882

			22,497

Total Ivory Coast (Cost $34,551)			37,625

JAMAICA 0.1%

CORPORATE BONDS & NOTES 0.1%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		1,656	1,574

Total Jamaica (Cost $1,659)			1,574

JORDAN 0.3%

SOVEREIGN ISSUES 0.3%

Jordan Government International Bonds
6.125% due 01/29/2026		2,000	2,008
7.375% due 10/10/2047		4,250	4,077

Total Jordan (Cost $5,984)			6,085

KAZAKHSTAN 1.0%

CORPORATE BONDS & NOTES 1.0%

KazMunayGas National Co. JSC
3.500% due 04/14/2033		1,885	1,703
5.750% due 04/19/2047		7,300	6,816

QazaqGaz NC JSC
4.375% due 09/26/2027		1,000	994

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		7,700	7,109
4.000% due 08/15/2026		5,600	5,571

Total Kazakhstan (Cost $21,707)			22,193

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KENYA 0.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Republic of Kenya Government International Bonds
12.650% (PRIME + 5.400%) due 04/05/2028 «~	$2,700	$2,706

SOVEREIGN ISSUES 0.6%

Republic of Kenya Government International Bonds
7.250% due 02/28/2028	2,300	2,366
8.000% due 05/22/2032	300	300
9.500% due 03/05/2036	3,300	3,393
9.750% due 02/16/2031	6,300	6,741

		12,800

Total Kenya (Cost $14,641)		15,506

KUWAIT 0.6%

SOVEREIGN ISSUES 0.6%

Kuwait International Bonds
4.652% due 10/09/2035 (a)	11,500	11,500

Kuwait International Government Bonds
3.500% due 03/20/2027	1,700	1,687

Total Kuwait (Cost $13,182)		13,187

LATVIA 0.2%

SOVEREIGN ISSUES 0.2%

Latvia Government International Bonds
5.125% due 07/30/2034	4,600	4,745

Total Latvia (Cost $4,559)		4,745

LEBANON 0.1%

SOVEREIGN ISSUES 0.1%

Lebanon Government International Bonds
8.250% due 05/17/2034 ^(c)	8,300	1,870

Total Lebanon (Cost $529)		1,870

	SHARES
LUXEMBOURG 4.5%

COMMON STOCKS 0.2%
Drillco Holdings Luxembourg SA «(l)	154,744	3,353
Foresea Holdings SA «	61,095	1,324

		4,677

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.1%

Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035	$1,271	1,314
5.672% due 10/20/2035	1,300	1,342

FORESEA Holding SA
7.500% due 06/15/2030	2,689	2,634

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	3,800	3,994
6.103% due 08/23/2042	4,700	4,947
6.129% due 02/23/2038	4,200	4,474
6.510% due 02/23/2042	3,400	3,689

Guara Norte SARL
5.198% due 06/15/2034	7,529	7,381

Kernel Holding SA
6.750% due 10/27/2027	1,500	1,369

PRIO Luxembourg Holding SARL
6.125% due 06/09/2026	6,300	6,296

Raizen Fuels Finance SA
5.700% due 01/17/2035	800	737

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 07/08/2032		$3,800	$3,714
6.450% due 03/05/2034		1,000	971

Saavi Energia SARL
8.875% due 02/10/2035		3,700	3,986

			46,848

SOVEREIGN ISSUES 2.2%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		49,000	49,775

Total Luxembourg (Cost $97,299)			101,300

MACEDONIA 0.3%

SOVEREIGN ISSUES 0.3%

North Macedonia Government International Bonds
6.960% due 03/13/2027	EUR	6,400	7,836

Total Macedonia (Cost $6,809)			7,836

MALAYSIA 0.7%

CORPORATE BONDS & NOTES 0.7%

Petronas Capital Ltd.
3.404% due 04/28/2061		$1,200	830
4.800% due 04/21/2060		5,230	4,767
5.848% due 04/03/2055		9,600	10,170

Total Malaysia (Cost $15,675)			15,767

		SHARES
MEXICO 8.9%

COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(d)		93,349	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.9%

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(i)(j)		$800	781
8.375% due 10/14/2030 •(i)(j)		700	749
8.375% due 05/20/2031 •(i)(j)		2,100	2,214
8.750% due 05/20/2035 •(i)(j)		2,600	2,783

Banco Nacional de Comercio Exterior SNC
5.875% due 05/07/2030		4,100	4,257

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(j)		2,700	2,847

Gruma SAB de CV
5.761% due 12/09/2054		3,100	3,089

Industrias Penoles SAB de CV
4.750% due 08/06/2050		2,900	2,423

Minera Mexico SA de CV
4.500% due 01/26/2050		3,600	2,969

Petroleos Mexicanos
6.350% due 02/12/2048		6,038	4,799
6.375% due 01/23/2045		11,850	9,639
6.500% due 06/02/2041		17,100	14,989
6.625% due 06/15/2035		1,225	1,169
6.700% due 02/16/2032 (n)		25,020	24,811
6.950% due 01/28/2060		13,420	11,046
7.690% due 01/23/2050		7,900	7,188
10.000% due 02/07/2033		9,700	11,263

Trust Fibra Uno
6.390% due 01/15/2050		2,900	2,679

			109,695

SOVEREIGN ISSUES 4.0%

Mexico Government International Bonds
2.250% due 08/12/2036	EUR	5,100	4,881
3.750% due 01/11/2028		$16,200	16,048
3.771% due 05/24/2061		4,200	2,657
4.000% due 03/15/2115	EUR	1,000	827

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/27/2051		$1,300	$1,070
5.125% due 03/19/2038	EUR	2,700	3,230
5.375% due 03/22/2033		$3,500	3,502
5.625% due 09/22/2035		3,400	3,388
5.750% due 10/12/2110		10,300	8,837
5.850% due 07/02/2032		10,652	11,010
6.338% due 05/04/2053		299	292
6.400% due 05/07/2054 (n)		2,200	2,155
6.625% due 01/29/2038		3,200	3,371
6.875% due 05/13/2037		14,000	15,134
7.375% due 05/13/2055		11,000	12,106

Mexico Udibonos
2.750% due 11/27/2031 (h)	MXN	9,406	466
4.000% due 11/30/2028 (h)		7,602	414

			89,388

Total Mexico (Cost $190,770)			199,083

MONGOLIA 0.1%

SOVEREIGN ISSUES 0.1%

City of Ulaanbaatar Mongolia
7.750% due 08/21/2027		$1,100	1,124

Mongolia Government International Bonds
7.875% due 06/05/2029		500	531

Total Mongolia (Cost $1,621)			1,655

MOROCCO 0.7%

CORPORATE BONDS & NOTES 0.7%

OCP SA
3.750% due 06/23/2031		4,550	4,278
5.125% due 06/23/2051		11,300	9,457
6.700% due 03/01/2036		2,100	2,251

Total Morocco (Cost $15,708)			15,986

NAMIBIA 0.2%

SOVEREIGN ISSUES 0.2%

Namibia International Bonds
5.250% due 10/29/2025		5,500	5,469

Total Namibia (Cost $5,493)			5,469

		SHARES
NETHERLANDS 0.9%

COMMON STOCKS 0.0%
Stichting Administratiekantoor «(d)		13,778	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.6%

NE Property BV
1.875% due 10/09/2026	EUR	200	234

Prosus NV
1.539% due 08/03/2028		500	567
2.031% due 08/03/2032		600	635
3.061% due 07/13/2031		$200	182
3.257% due 01/19/2027		1,000	985
3.680% due 01/21/2030		900	864
4.027% due 08/03/2050		600	421

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 (b)		2,957	89

Yinson Bergenia Production BV
8.498% due 01/31/2045		5,000	5,373

Yinson Boronia Production BV
8.947% due 07/31/2042		4,219	4,702

			14,052

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

VEON Amsterdam BV
8.548% (TSFR3M + 4.250%) due 03/25/2027 «~		$5,900	$5,896

Total Netherlands (Cost $19,488)			19,948

NIGERIA 1.4%

CORPORATE BONDS & NOTES 0.5%

BOI Finance BV
7.500% due 02/16/2027	EUR	8,600	10,390

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Bank of Industry Ltd.
3.803% (EUR003M + 1.700%) due 08/23/2027 ~		3,900	4,557

SOVEREIGN ISSUES 0.7%

Nigeria Government International Bonds
7.143% due 02/23/2030		$800	792
7.375% due 09/28/2033		800	759
7.625% due 11/28/2047		1,200	1,036
7.696% due 02/23/2038		3,300	3,066
7.875% due 02/16/2032		4,400	4,381
8.747% due 01/21/2031		650	675
9.625% due 06/09/2031		2,400	2,594
10.375% due 12/09/2034		1,500	1,671
			14,974

Total Nigeria (Cost $27,984)			29,921

OMAN 0.9%
SOVEREIGN ISSUES 0.9%

Oman Government International Bonds
5.625% due 01/17/2028		3,830	3,934
6.000% due 08/01/2029		5,900	6,221
6.750% due 10/28/2027		1,300	1,360
7.000% due 01/25/2051		8,100	9,158

Total Oman (Cost $19,067)			20,673

PAKISTAN 0.5%

SOVEREIGN ISSUES 0.5%

Pakistan Government International Bonds
6.000% due 04/08/2026		10,000	9,983
6.875% due 12/05/2027		1,000	1,004

Pakistan Water & Power Development Authority
7.500% due 06/04/2031		900	852

Total Pakistan (Cost $11,036)			11,839

PANAMA 1.8%

CORPORATE BONDS & NOTES 0.3%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061		3,100	2,474

Banco General SA
5.250% due 05/07/2031 •(i)(j)		3,200	3,018
5.250% due 05/07/2031 •(i)		800	754

ENA Norte Trust
4.950% due 04/25/2028		514	498

			6,744

SOVEREIGN ISSUES 1.5%

Panama Government International Bonds
4.300% due 04/29/2053		4,000	2,937
4.500% due 05/15/2047		200	155
4.500% due 01/19/2063		4,800	3,495
6.400% due 02/14/2035		1,000	1,035
6.700% due 01/26/2036		8,500	8,996
6.853% due 03/28/2054 (n)		2,700	2,747
6.875% due 01/31/2036		1,600	1,704

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 03/01/2057 (n)		$3,300	$3,725
8.000% due 03/01/2038		2,300	2,623
8.125% due 04/28/2034		2,860	3,230
8.875% due 09/30/2027		3,700	4,015

			34,662

Total Panama (Cost $42,272)			41,406

PARAGUAY 0.5%

SOVEREIGN ISSUES 0.5%

Paraguay Government International Bonds
2.739% due 01/29/2033		800	709
3.849% due 06/28/2033		600	563
5.400% due 03/30/2050		200	185
5.600% due 03/13/2048		200	190
5.850% due 08/21/2033		700	738
6.000% due 02/09/2036		1,000	1,063
6.650% due 03/04/2055		2,700	2,878
7.900% due 02/09/2031	PYG	23,766,000	3,271
8.500% due 03/04/2035		16,023,000	2,184

Total Paraguay (Cost $11,545)			11,781

PERU 2.7%

CORPORATE BONDS & NOTES 1.9%

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	25,000	7,633
10.100% due 12/15/2043		12,400	3,848

InRetail Consumer
3.250% due 03/22/2028		$11,600	11,290

Kallpa Generacion SA
5.875% due 01/30/2032		1,300	1,363

Niagara Energy SAC
5.746% due 10/03/2034		2,500	2,576

Petroleos del Peru SA
4.750% due 06/19/2032		3,800	3,308
5.625% due 06/19/2047		16,100	11,918

			41,936

SOVEREIGN ISSUES 0.8%

Peru Government Bonds
5.400% due 08/12/2034	PEN	2,000	558
6.150% due 08/12/2032		5,200	1,588
7.300% due 08/12/2033		1,400	450

Peru Government International Bonds
5.500% due 03/30/2036		$1,900	1,938
5.875% due 08/08/2054		9,700	9,763
6.200% due 06/30/2055		3,200	3,331
6.900% due 08/12/2037	PEN	700	211
6.950% due 08/12/2031		2,241	715

			18,554

Total Peru (Cost $56,389)			60,490

PHILIPPINES 0.6%

CORPORATE BONDS & NOTES 0.4%

PLDT, Inc.
3.450% due 06/23/2050		$4,700	3,378

San Miguel Global Power Holdings Corp.
8.125% due 12/02/2029 •(i)		4,500	4,578

			7,956

SOVEREIGN ISSUES 0.2%

Philippines Government International Bonds
3.700% due 03/01/2041		6,300	5,374

Total Philippines (Cost $14,410)			13,330

POLAND 1.3%

CORPORATE BONDS & NOTES 0.1%

ORLEN SA
6.000% due 01/30/2035		2,700	2,826

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.2%

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		$10,800	$11,399
6.250% due 07/09/2054		4,400	4,596

Republic of Poland Government International Bonds
4.875% due 02/12/2030		900	927
4.875% due 10/04/2033		600	609
5.375% due 02/12/2035		4,100	4,264
5.500% due 04/04/2053		5,100	4,955

			26,750

Total Poland (Cost $28,536)			29,576

QATAR 1.5%

CORPORATE BONDS & NOTES 1.5%

QatarEnergy
2.250% due 07/12/2031		10,500	9,463
3.125% due 07/12/2041		5,050	3,898
3.300% due 07/12/2051		26,000	18,348

Qatarenergy LNG S3
5.838% due 09/30/2027		2,700	2,747

Total Qatar (Cost $35,550)			34,456

ROMANIA 2.2%

SOVEREIGN ISSUES 2.2%

Romania Government International Bonds
2.124% due 07/16/2031	EUR	4,450	4,465
2.125% due 03/07/2028		500	570
2.375% due 04/19/2027		350	408
2.750% due 04/14/2041		700	530
2.875% due 04/13/2042		4,600	3,472
3.375% due 01/28/2050		4,000	2,960
3.500% due 04/03/2034 (n)		900	902
3.750% due 02/07/2034		200	205
3.875% due 10/29/2035		1,800	1,797
4.625% due 04/03/2049		1,000	911
5.125% due 09/24/2031		1,600	1,876
5.250% due 03/10/2030		7,400	8,959
5.250% due 05/30/2032		4,600	5,397
5.625% due 05/30/2037		5,400	6,069
6.125% due 01/22/2044 (n)		$4,400	4,132
6.375% due 09/18/2033	EUR	2,800	3,452
6.750% due 07/11/2039		3,700	4,432

Total Romania (Cost $50,830)			50,537

RUSSIA 0.0%

SOVEREIGN ISSUES 0.0%

Russia Foreign Bonds - Eurobond
7.500% due 03/31/2030		$110	73

Total Russia (Cost $20)			73

RWANDA 0.0%

SOVEREIGN ISSUES 0.0%

Rwanda International Government Bonds
5.500% due 08/09/2031		1,200	1,081

Total Rwanda (Cost $972)			1,081

SAUDI ARABIA 2.6%

CORPORATE BONDS & NOTES 0.9%

Saudi Arabian Oil Co.
3.500% due 11/24/2070		3,200	2,079
4.250% due 04/16/2039		3,100	2,826
5.750% due 07/17/2054		3,700	3,685
5.875% due 07/17/2064		6,700	6,612
6.375% due 06/02/2055 (n)		5,000	5,334

			20,536

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.7%

Saudi Government International Bonds
3.450% due 02/02/2061		$8,000	$5,240
3.750% due 01/21/2055		4,200	3,039
4.500% due 10/26/2046		22,300	19,368
4.625% due 10/04/2047		1,400	1,223
5.000% due 01/18/2053		200	181
5.125% due 01/13/2028		8,100	8,278

			37,329

Total Saudi Arabia (Cost $61,613)			57,865

SENEGAL 0.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Republic of Senegal Ministry of Finance & Budget
7.871% (EUR006M + 5.800%) due 12/22/2028 «~	EUR	4,375	4,645

SOVEREIGN ISSUES 0.7%

Senegal Government International Bonds
4.750% due 03/13/2028		8,400	8,618
5.375% due 06/08/2037		8,700	6,709
6.750% due 03/13/2048		$800	501

			15,828

Total Senegal (Cost $22,128)			20,473

SERBIA 1.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Tesler
7.884% (EUR003M + 5.850%) due 05/21/2028 «~	EUR	4,500	5,378

SOVEREIGN ISSUES 1.0%

Serbia International Bonds
1.000% due 09/23/2028		500	547
1.500% due 06/26/2029		5,000	5,458
1.650% due 03/03/2033 (n)		2,400	2,353
3.125% due 05/15/2027		800	940
3.125% due 05/15/2027 (n)		5,820	6,835
6.000% due 06/12/2034 (n)		$1,400	1,461
6.250% due 05/26/2028		300	313
6.500% due 09/26/2033 (n)		4,800	5,221

			23,128

Total Serbia (Cost $26,717)			28,506

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		1,600	1,694

Total Singapore (Cost $1,575)			1,694

SOUTH AFRICA 2.9%

CORPORATE BONDS & NOTES 1.0%

Eskom Holdings
4.314% due 07/23/2027		6,200	6,140
6.350% due 08/10/2028		7,200	7,419
8.450% due 08/10/2028		2,800	3,004

Sasol Financing USA LLC
6.500% due 09/27/2028		1,150	1,143
8.750% due 05/03/2029		4,100	4,256

			21,962

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Transnet SOC Ltd.
11.125% due 03/02/2028 «~	ZAR	55,000	3,147

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.8%

Republic of South Africa Government Bonds
8.500% due 01/31/2037		$29,300	$1,563
8.875% due 02/28/2035		431,900	24,570

Republic of South Africa Government International Bonds
4.300% due 10/12/2028		6,100	6,013
7.100% due 11/19/2036		3,500	3,655
7.950% due 11/19/2054		3,600	3,667

			39,468

Total South Africa (Cost $61,047)			64,577

SOUTH KOREA 0.3%

CORPORATE BONDS & NOTES 0.3%

SK Hynix, Inc.
6.500% due 01/17/2033		6,200	6,843

Total South Korea (Cost $6,554)			6,843

SPAIN 0.1%

CORPORATE BONDS & NOTES 0.1%

EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499% due 06/30/2032		2,800	2,949

Total Spain (Cost $2,800)			2,949

SRI LANKA 0.6%

SOVEREIGN ISSUES 0.6%

Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ		2,186	2,052
3.350% due 03/15/2033 þ		3,488	2,998
3.600% due 05/15/2036 þ		2,009	1,783
3.600% due 02/15/2038 þ		5,221	4,665
4.000% due 04/15/2028		1,495	1,435

Total Sri Lanka (Cost $10,699)			12,933

SUPRANATIONAL 0.3%

CORPORATE BONDS & NOTES 0.3%

Africa Finance Corp.
2.870% due 08/13/2031		200	180

African Development Bank
5.875% due 05/07/2035 •(i)(j)		5,900	5,915

Total Supranational (Cost $6,077)			6,095

TANZANIA 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

United Republic of Tanzania
7.541% (EUR006M + 5.400%) due 04/26/2028 «~	EUR	2,836	3,355

Total Tanzania (Cost $3,328)			3,355

THAILAND 0.4%

CORPORATE BONDS & NOTES 0.4%

Bangkok Bank PCL
3.466% due 09/23/2036 •(j)		$2,700	2,458

GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(i)		3,200	3,247
7.125% due 06/10/2035 •(i)		2,200	2,276

PTTEP Treasury Center Co. Ltd.
2.587% due 06/10/2027		400	389

Total Thailand (Cost $8,503)			8,370

TRINIDAD AND TOBAGO 0.2%

CORPORATE BONDS & NOTES 0.2%

National Gas Co. of Trinidad & Tobago Ltd.
6.050% due 01/15/2036		2,000	1,848

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinidad Generation UnLtd.
7.750% due 06/16/2033		$1,600	$1,682

Total Trinidad and Tobago (Cost $3,412)			3,530

TUNISIA 0.1%

SOVEREIGN ISSUES 0.1%

Tunisian Republic
3.280% due 08/09/2027	JPY	200,000	1,292

Total Tunisia (Cost $1,955)			1,292

TURKEY 4.3%

CORPORATE BONDS & NOTES 0.3%

Turkcell Iletisim Hizmetleri AS
7.450% due 01/24/2030		$3,200	3,342

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		600	591

Turkiye Vakiflar Bankasi TAO
7.250% due 07/31/2030		3,000	3,068

			7,001

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

SOCAR Turkey Enerji AS
5.535% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	7,600	8,945

Turkiye Government International Bonds
8.343% (EUR006M + 6.210%) due 04/27/2031 «~		5,700	7,245

Turkiye Vakiflar Bankasi TAO
5.014% (EUR003M + 3.000%) due 12/15/2028 «~		1,800	2,123

			18,313

SOVEREIGN ISSUES 3.2%

Hazine Mustesarligi Varlik Kiralama AS
6.750% due 09/01/2030		$4,200	4,353

Turkiye Government Bonds
40.314% (BISTREFI) due 06/16/2027 ~	TRY	137,100	3,314
42.493% (BISTREFI) due 05/20/2026 ~		13,300	324
42.493% (BISTREFI) due 08/19/2026 ~		30,100	733
42.493% (BISTREFI) due 05/17/2028 ~		294,300	6,965

Turkiye Government International Bonds
4.875% due 04/16/2043		$15,500	11,526
5.750% due 05/11/2047		34,400	27,342
6.000% due 01/14/2041		780	683
7.250% due 05/29/2032 (n)		9,400	9,797
7.625% due 05/15/2034		1,100	1,169

Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		2,000	2,043
7.500% due 02/06/2028		3,400	3,519

			71,768

Total Turkey (Cost $96,160)			97,082

UGANDA 0.1%

SOVEREIGN ISSUES 0.1%

Republic of Uganda Government Bonds
14.375% due 02/03/2033	UGX	8,884,000	2,334
15.000% due 06/18/2043		1,735,300	428
15.800% due 06/23/2039		115,000	31

Total Uganda (Cost $2,566)			2,793

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UKRAINE 0.9%

SOVEREIGN ISSUES 0.9%

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(g)		$676	$357
0.000% due 02/01/2034 þ(g)		4,022	1,674
0.000% due 02/01/2035 þ(g)		1,192	581
0.000% due 08/01/2041 ~		7,550	6,032
4.500% due 02/01/2029 þ		1,000	685
4.500% due 02/01/2034 þ		10,432	5,858
4.500% due 02/01/2035 þ		3,131	1,730
4.500% due 02/01/2036 þ		4,886	2,663

Total Ukraine (Cost $15,794)			19,580

UNITED ARAB EMIRATES 1.8%

CORPORATE BONDS & NOTES 1.4%

Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		4,100	4,032
5.500% due 05/08/2034		4,200	4,458

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		14,700	13,970

DP World Ltd.
4.700% due 09/30/2049		500	433
5.625% due 09/25/2048		1,050	1,035
6.850% due 07/02/2037		1,850	2,124

MDGH GMTN RSC Ltd.
2.875% due 11/07/2029		2,000	1,908
5.084% due 05/22/2053		1,500	1,411
5.875% due 05/01/2034		2,300	2,512

Ruwais Power Co. PJSC
6.000% due 08/31/2036		420	446

			32,329

SOVEREIGN ISSUES 0.4%

Abu Dhabi Government International Bonds
5.500% due 04/30/2054		6,900	7,227

Emirate of Dubai Government International Bonds
3.900% due 09/09/2050		400	304

Finance Department Government of Sharjah
4.375% due 03/10/2051		2,950	2,161

			9,692

Total United Arab Emirates (Cost $41,698)			42,021

UNITED KINGDOM 1.9%

CORPORATE BONDS & NOTES 1.6%

Antofagasta PLC
6.250% due 05/02/2034		3,200	3,433

Fresnillo PLC
4.250% due 10/02/2050		5,000	3,970

NAK Naftogaz Ukraine via Kondor Finance PLC
7.125% due 07/19/2026	EUR	695	707

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		$20,070	15,126

Standard Chartered Bank
0.000% due 11/03/2025 «(f)	PKR	463,600	1,499
0.000% due 12/01/2025 «(f)		516,000	1,661

Ukraine Railways Via Rail Capital Markets PLC
8.250% due 07/09/2026		$3,901	3,068

Vedanta Resources Finance II PLC
9.125% due 10/15/2032 (a)		3,700	3,700
9.475% due 07/24/2030		1,300	1,313
9.850% due 04/24/2033		1,400	1,425

			35,902

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Canada Square Funding 6 PLC
4.913% due 01/17/2059 •	GBP	2,112	$2,848

Canada Square Funding PLC
4.936% (SONIA3M IR + 0.950%) due 06/17/2058 ~		673	906

Rochester Financing No. 3 PLC
4.686% due 12/18/2044 •		1,566	2,107

Tower Bridge Funding PLC
4.706% due 12/20/2063 •		513	691

			6,552

Total United Kingdom (Cost $40,727)			42,454

UNITED STATES 7.4%

ASSET-BACKED SECURITIES 0.5%

Aames Mortgage Investment Trust
4.752% due 04/25/2036 •		$628	597

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.322% due 11/25/2034 •		77	76

Argent Securities Trust
4.572% due 07/25/2036 •		523	473

C-BASS Trust
3.110% due 01/25/2037 þ		6,529	1,822

Countrywide Asset-Backed Certificates Trust
4.752% due 02/25/2037 •		1,002	981
5.397% due 11/25/2035 •		1,568	1,557

GSAA Home Equity Trust
6.502% due 11/25/2036 þ		951	350

Home Equity Asset Trust
5.622% due 02/25/2033 •		49	47

MASTR Asset-Backed Securities Trust
4.972% due 09/25/2034 •		120	105

Morgan Stanley ABS Capital I, Inc. Trust
5.037% due 01/25/2035 •		23	24
5.067% due 03/25/2034 •		1,688	1,798

Morgan Stanley Mortgage Loan Trust
4.992% due 04/25/2037 •		224	59
6.000% due 02/25/2037 ~		49	27

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.572% due 07/25/2036 •		277	260

Option One Mortgage Loan Trust
4.492% due 04/25/2037 •		494	336
4.492% due 05/25/2037 •		199	120

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.052% due 09/25/2035 •		1,600	1,475

Saxon Asset Securities Trust
4.582% due 09/25/2037 •		188	181

Soundview Home Loan Trust
4.797% due 03/25/2036 •		47	47
5.172% due 10/25/2037 •		616	480

			10,815

CORPORATE BONDS & NOTES 1.6%

Beignet
6.850% due 06/01/2049 «(a)		22,100	22,100

Credit Suisse AG AT1 Claim		2,000	260

Rio Oil Finance Trust
8.200% due 04/06/2028		2,732	2,827
9.750% due 01/06/2027		1,420	1,472

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (f)		4,378	3,341

VB DPR Finance Co.
6.833% due 03/15/2035 «(l)		6,100	6,293

			36,293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Castlelake LP
2.950% due 05/12/2031 «	$4,274	$4,085

Ecopetrol SA
TBD% due 04/12/2029 «µ	10,000	10,025

		14,110

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%

Adjustable Rate Mortgage Trust
4.783% due 11/25/2035 ~	53	37

Arroyo Mortgage Trust
4.950% due 07/25/2057 þ	1,479	1,475

Banc of America Funding Trust
6.388% due 04/25/2037 þ	77	66

Bank
4.407% due 11/15/2061 ~	3,200	3,201

BCAP LLC Trust
4.148% due 05/26/2037 ~	1,726	1,547

Bear Stearns ARM Trust
4.475% due 02/25/2036 ~	25	23
5.302% due 01/25/2035 ~	3	3

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,500	1,478
4.261% due 10/10/2051	4,100	4,074

CHL Mortgage Pass-Through Trust
4.228% due 03/25/2037 ~	27	23
4.327% due 02/25/2047 ~	35	32
4.593% due 09/25/2047 ~	17	16

CIM Trust
5.500% due 08/25/2064 ~	5,135	5,183

Citigroup Mortgage Loan Trust, Inc.
5.094% due 07/25/2046 ~	31	30
5.840% due 09/25/2035 •	6	6

CitiMortgage Alternative Loan Trust
4.922% due 10/25/2036 •	407	315

Countrywide Alternative Loan Trust
4.622% due 05/25/2036 •	459	173
4.912% due 11/25/2035 •	71	65
5.750% due 03/25/2037 •	79	41
6.250% due 11/25/2036	50	37

CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ	143	40
6.672% due 06/25/2036 þ	198	47

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~	480	279

CSMC Trust
0.938% due 05/25/2066 ~	3,248	2,716
1.756% due 10/25/2066 ~	1,649	1,458
2.000% due 01/25/2060 ~	1,542	1,374
3.359% due 11/30/2037 ~	506	465

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	80	68

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ	45	40
6.386% due 10/25/2036 þ	45	40

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ	4,945	4,982

GSMPS Mortgage Loan Trust
4.622% due 01/25/2036 •	105	85

HarborView Mortgage Loan Trust
5.509% due 08/19/2036 ~	2	2

Impac CMB Trust
4.912% due 03/25/2035 •	56	55

IndyMac INDA Mortgage Loan Trust
3.431% due 11/25/2037 ~	453	374
3.644% due 08/25/2036 ~	96	75

IndyMac INDX Mortgage Loan Trust
3.462% due 06/25/2036 ~	73	63
3.656% due 10/25/2035 ~	65	52
4.572% due 06/25/2037 •	101	34
4.632% due 02/25/2037 •	352	337

JP Morgan Mortgage Trust
4.983% due 11/25/2035 ~	22	17

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.561% due 08/25/2035 ~	$1	$1

JP Morgan Resecuritization Trust
2.500% due 03/25/2056	48	47

Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~	675	649

Lehman XS Trust
4.652% due 09/25/2046 •	1,343	1,219
4.772% due 08/25/2037 •	1,878	1,845

Luminent Mortgage Trust
4.632% due 12/25/2036 •	14	13

MASTR Alternative Loan Trust
4.672% due 03/25/2036 •	131	12

RALI Trust
6.000% due 09/25/2036	635	510
6.500% due 07/25/2037	213	176

Sequoia Mortgage Trust
4.699% due 01/20/2047 ~	20	14

SG Residential Mortgage Trust
5.353% due 08/25/2062 þ	7,595	7,602

STARM Mortgage Loan Trust
4.567% due 10/25/2037 ~	237	211

Structured Adjustable Rate Mortgage Loan Trust
4.260% due 09/25/2036 ~	107	72
4.461% due 11/25/2035 ~	16	14
5.945% due 10/25/2037 •	55	50

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	568	15

Tib Finance PLC
7.111% due 11/15/2034 «(l)	2,500	2,498

WaMu Mortgage Pass-Through Certificates Trust
3.411% due 05/25/2037 ~	70	58
3.712% due 04/25/2037 ~	39	35
3.714% due 01/25/2037 ~	54	47
4.161% due 12/25/2036 ~	112	102
4.577% due 03/25/2036 ~	671	608
4.642% due 05/25/2034 •	51	47

Wells Fargo Mortgage-Backed Securities Trust
6.792% due 10/25/2036 ~	135	130

		46,403

U.S. GOVERNMENT AGENCIES 1.2%

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055	6,200	5,843
4.500% due 10/01/2055 - 11/01/2055	6,200	6,011
5.000% due 11/01/2055	6,500	6,443
5.500% due 11/01/2055	7,650	7,708

		26,005

U.S. TREASURY OBLIGATIONS 1.4%

U.S. Treasury Bonds
1.750% due 08/15/2041 (p)	11,700	7,942
3.250% due 05/15/2042 (p)(r)	18,000	15,128
4.375% due 08/15/2043 (r)	500	483

U.S. Treasury Notes
4.000% due 02/28/2030 (p)(r)	8,300	8,398

		31,951

	SHARES
WARRANTS 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(l)	3	0

Total United States (Cost $173,775)		165,577

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
URUGUAY 0.4%

SOVEREIGN ISSUES 0.4%

Oriental Republic of Uruguay
5.250% due 09/10/2060		$5,800	$5,458

Uruguay Government International Bonds
5.100% due 06/18/2050		200	190
5.442% due 02/14/2037		2,900	3,038

Total Uruguay (Cost $8,852)			8,686

UZBEKISTAN 0.6%

CORPORATE BONDS & NOTES 0.3%

Ipoteka-Bank ATIB
5.500% due 11/19/2025		200	200

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		1,500	1,628
21.000% due 07/24/2027	UZS	27,460,000	2,383

Uzbekneftegaz JSC
4.750% due 11/16/2028		$2,900	2,773

			6,984

SOVEREIGN ISSUES 0.3%

Republic of Uzbekistan International Bonds
5.375% due 05/29/2027	EUR	4,900	5,941
5.375% due 02/20/2029		$1,400	1,409

			7,350

Total Uzbekistan (Cost $13,065)			14,334

VENEZUELA 0.8%
CORPORATE BONDS & NOTES 0.4%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		57,299	9,340
5.500% due 04/12/2037 ^(c)		2,863	466

			9,806

SOVEREIGN ISSUES 0.4%

Venezuela Government International Bonds
7.000% due 03/31/2038 ^(c)		22,240	4,928
7.650% due 04/21/2035 ^(c)		15,780	3,260
9.250% due 05/07/2028 ^(c)		2,740	635
11.950% due 08/05/2031 ^(c)		830	201

			9,024

Total Venezuela (Cost $47,253)			18,830

VIETNAM 0.0%

SOVEREIGN ISSUES 0.0%

Vietnam Government International Bonds
5.500% due 03/12/2028 þ(n)		1,020	979

Total Vietnam (Cost $993)			979

VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%

Gerdau Trade, Inc.
5.750% due 06/09/2035		3,200	3,319

Total Virgin Islands (British) (Cost $3,198)			3,319

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
ZAMBIA 0.0%

SOVEREIGN ISSUES 0.0%

Zambia Government International Bonds
0.500% due 12/31/2053		$1,600	$1,084

Total Zambia (Cost $1,092)			1,084

		SHARES
SHORT-TERM INSTRUMENTS 5.0%
MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (k)		5,710,712	5,711

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (m) 3.5%
			79,502

NIGERIA TREASURY BILLS 1.2%
29.649% due 10/07/2025 - 06/29/2026 ~(e)(f)	NGN	43,514,637	27,160

U.S. TREASURY BILLS 0.0%
4.325% due 10/14/2025 - 11/12/2025 (e)(f)(r)		$1,085	1,082

Total Short-Term Instruments (Cost $111,260)			113,455

Total Investments in Securities (Cost $2,326,716)			2,356,957

		SHARES
INVESTMENTS IN AFFILIATES 5.2%

SHORT-TERM INSTRUMENTS 5.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%

PIMCO Short-Term Floating NAV Portfolio III		12,056,928	117,422

Total Short-Term Instruments (Cost $117,388)			117,422

Total Investments in Affiliates (Cost $117,388)			117,422

Total Investments 109.8% (Cost $2,444,104)			$2,474,379

Financial Derivative Instruments (o)(q) (0.3)% (Cost or Premiums, net $(14,840))			(8,463)

Other Assets and Liabilities, net (9.5)%			(213,316)

Net Assets 100.0%			$2,252,600

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Coupon represents a 7-Day Yield.

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Drillco Holdings Luxembourg SA	06/08/2023	3,095	3,353	0.15
Tib Finance PLC 7.111% due 11/15/2034	09/18/2024	2,500	2,498	0.11
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	6,100	6,293	0.28

		$11,695	$12,144	0.54%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	1.000%	06/11/2025	TBD	(2)	EUR 9,473	Romanian Government International Bond 1.375% due 12/02/2029	$(9,663)	$11,121	$11,155
BRC	3.650	09/19/2025	TBD	(2)	$ 2,664	Egypt Government International Bond 7.500% due 01/31/2027	(2,676)	2,664	2,667
	4.170	09/29/2025	10/06/2025		55,061	U.S. Treasury Bonds 2.250% - 3.375% due 05/15/2041 -11/15/2048	(11,224)	55,061	55,074
						U.S. Treasury Notes 2.625% - 4.125% due 12/31/2027 -02/15/2034	(43,822)
MYI	3.600	09/19/2025	TBD	(2)	10,656	Egypt Government International Bond 7.500% due 01/31/2027	(10,705)	10,656	10,669

Total Repurchase Agreements							$(78,090)	$79,502	$79,565

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BPS	3.800%	09/19/2025	TBD	(4)		$(1,060)	$(1,061)
BRC	1.850	06/11/2025	TBD	(4)	EUR	(1,142)	(1,348)
	2.000	06/11/2025	TBD	(4)		(478)	(565)

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
	3.900%	09/19/2025	TBD	(4)		$(1,036)	$(1,037)
	3.900	09/19/2025	09/18/2027			(4,323)	(4,329)
	4.000	09/23/2025	TBD	(4)		(1,228)	(1,228)
	4.150	09/23/2025	TBD	(4)		(795)	(796)
	4.300	09/23/2025	TBD	(4)		(3,682)	(3,686)
	4.300	09/23/2025	09/19/2027			(1,845)	(1,846)
MBC	4.000	09/26/2025	TBD	(4)		(646)	(647)
MYI	(0.750)	09/19/2025	TBD	(4)		(486)	(487)
	1.650	06/11/2025	TBD	(4)	EUR	(423)	(499)
	1.950	06/11/2025	TBD	(4)		(4,359)	(5,149)
	3.500	09/19/2025	TBD	(4)		$(3,260)	(3,264)
	3.850	09/19/2025	TBD	(4)		(408)	(408)
	3.950	09/19/2025	TBD	(4)		(156)	(156)
	4.150	09/19/2025	TBD	(4)		(4,193)	(4,199)
NOM	3.900	09/19/2025	TBD	(4)		(1,092)	(1,093)
	3.950	09/19/2025	TBD	(4)		(2,678)	(2,681)
	4.070	09/19/2025	TBD	(4)		(3,421)	(3,426)
	4.250	09/19/2025	TBD	(4)		(6,447)	(6,456)
	4.300	09/19/2025	TBD	(4)		(4,516)	(4,522)
SCX	1.950	06/11/2025	TBD	(4)	EUR	(321)	(380)
	3.500	09/19/2025	TBD	(4)		$(1,628)	(1,630)
	3.900	09/19/2025	TBD	(4)		(1,148)	(1,149)
	4.000	09/19/2025	TBD	(4)		(2,812)	(2,816)
	4.150	09/19/2025	TBD	(4)		(180)	(181)
	4.280	09/23/2025	TBD	(4)		(27,917)	(27,944)
	4.280	09/23/2025	09/19/2027			(2,976)	(2,979)
	4.320	09/19/2025	TBD	(4)		(5,160)	(5,167)
	4.350	09/23/2025	10/02/2025			(7,681)	(7,688)

Total Reverse Repurchase Agreements							$(98,817)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Egypt (0.6)%
Sovereign Issues (0.6)%
Egypt Government International Bonds	7.500%	01/31/2027	$ 13,000	$(13,042)	$(13,378)

Romania (0.5)%
Sovereign Issues (0.5)%
Romania Government International Bonds	1.375%	12/02/2029	EUR 10,700	(12,544)	(11,337)

United States (2.4)%
U.S. Government Agencies (2.4)%
U.S. Treasury Bonds	2.250%	05/15/2041	$ 6,000	(4,187)	(4,499)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(6,453)	(6,725)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,198)	(9,808)
U.S. Treasury Notes	3.875	12/31/2027	15,900	(15,741)	(16,145)
U.S. Treasury Notes	4.000	02/15/2034	300	(284)	(301)
U.S. Treasury Notes	4.125	11/15/2032	17,100	(17,703)	(17,568)

Total United States				(53,566)	(55,046)

Total Short Sales (3.5)%				$(79,152)	$(79,761)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BPS	$11,155	$(1,061)	$0	$0	$10,094	$(8,616)	$1,478
BRC	57,741	(14,835)	0	0	42,906	(42,312)	594
MBC	0	(647)	0	0	(647)	686	39
MYI	10,669	(14,162)	0	0	(3,493)	3,676	183
NOM	0	(18,178)	0	0	(18,178)	19,514	1,336
SCX	0	(49,934)	0	0	(49,934)	52,515	2,581

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(6)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$0	$(37,478)	$(37,478)	$0	$(37,478)
FBF	0	0	0	(3,863)	(3,863)	0	(3,863)
GSC	0	0	0	(17,567)	(17,567)	0	(17,567)
JML	0	0	0	(868)	(868)	0	(868)
MBC	0	0	0	(10,469)	(10,469)	0	(10,469)
MEI	0	0	0	(7,930)	(7,930)	0	(7,930)
SBI	0	0	0	(1,179)	(1,179)	0	(1,179)
SCX	0	0	0	(407)	(407)	0	(407)

Total Borrowings and Other Financing Transactions	$79,565	$(98,817)	$0	$(79,761)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(18,836)	$(18,836)
Sovereign Issues	0	(7,688)	0	(72,293)	(79,981)

Total Borrowings	$0	$(7,688)	$0	$(91,129)	$(98,817)

Payable for reverse repurchase agreements					$(98,817)

(n)	Securities with an aggregate market value of $103,288 and cash of $350 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(74,992) at a weighted average interest rate of 3.986%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $(912) of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP Future December Futures	12/2025	28	$3,940	$36	$13	$0
U.S. Treasury 2-Year Note December Futures	12/2025	1,540	320,934	(114)	168	0
U.S. Treasury 5-Year Note December Futures	12/2025	1,255	137,040	222	49	0
U.S. Treasury 10-Year Note December Futures	12/2025	4,384	493,200	2,981	0	(68)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	211	25,333	636	0	(119)

				$3,761	$230	$(187)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2025	134	$(18,534)	$12	$0	$(25)
Euro-Bund December Futures	12/2025	75	(11,321)	(24)	3	(30)
Euro-Oat December Futures	12/2025	4	(570)	(6)	0	(1)
Euro-Schatz December Futures	12/2025	833	(104,625)	120	0	(20)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	56	(6,444)	(62)	3	0

				$40	$6	$(76)

Total Futures Contracts				$3,801	$236	$(263)

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$	7,000	$400	$(420)	$(20)	$3	$0
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028		12,400	528	(545)	(17)	4	0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028		2,600	(30)	(26)	(56)	0	0
CDX.IG-42 5-Year Index	(1.000)	Quarterly	06/20/2029		9,100	(207)	4	(203)	0	(1)
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029		18,200	(413)	(7)	(420)	0	(2)
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		5,200	(104)	(16)	(120)	0	0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030		8,000	(177)	(7)	(184)	0	(1)

						$(3)	$(1,017)	$(1,020)	$7	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.500%	Semi-Annual	06/21/2027	$	22,300	$(1,340)	$586	$(754)	$7	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		2,000	11	(135)	(124)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		9,500	70	(186)	(116)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		58,095	182	(759)	(577)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		8,440	(15)	100	85	5	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		45,317	(67)	120	53	0	(23)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		43,352	(263)	271	8	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		26,400	(1,385)	781	(604)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		67,300	(1,487)	896	(591)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		17,500	248	(92)	156	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		71,000	1,990	(1,823)	167	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		21,200	(1,089)	1,035	(54)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		3,300	46	(399)	(353)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		2,300	(8)	36	28	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		2,600	(10)	42	32	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		3,000	(12)	130	118	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		4,400	(17)	188	171	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		5,500	(21)	241	220	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		700	(3)	23	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		2,500	(9)	111	102	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		2,100	(8)	89	81	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		1,900	(7)	91	84	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		1,400	(5)	68	63	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		800	(3)	41	38	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		1,400	(5)	93	88	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,410	(294)	229	(65)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		23,100	(968)	(153)	(1,121)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		41,200	77	(499)	(422)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,200	(68)	36	(32)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		6,700	487	(240)	247	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		11,700	516	(102)	414	0	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		11,200	(77)	(5)	(82)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		3,200	(5)	(5)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,600	89	(72)	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		4,800	(24)	104	80	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046		500	52	70	122	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046		800	119	109	228	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	(6)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		20,000	(2,423)	(94)	(2,517)	0	(57)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		4,800	(654)	58	(596)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		19,300	2,746	(371)	2,375	55	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027	BRL	31,300	0	0	0	0	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	PLN	46,300	64	618	682	32	0
Receive	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		46,300	0	99	99	0	(31)
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	4,946,700	0	(158)	(158)	2	0
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		4,700,000	0	(83)	(83)	0	(2)
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	200,400	247	(86)	161	0	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		436,900	(8)	(228)	(236)	1	0
Pay	6-Month CZK-PRIBOR	3.075	Annual	10/03/2029		389,200	(41)	(268)	(309)	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month CZK-PRIBOR	3.489%	Annual	10/30/2029	CZK	215,200	$(65)	$97	$32	$2	$0
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/09/2030		42,000	0	51	51	0	(1)
Receive	6-Month CZK-PRIBOR	3.328	Annual	05/09/2030		430,000	0	519	519	0	(7)
Receive	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		635,300	292	424	716	0	(11)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	4,400	(11)	294	283	4	0
Pay	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029		11,000	328	(61)	267	11	0
Pay(4)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		12,240	56	(19)	37	21	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,400	(9)	217	208	7	0
Receive(4)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		15,770	(15)	(7)	(22)	0	(53)
Receive(4)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		14,980	(308)	33	(275)	0	(117)
Pay	6-Month HUF-BBR	5.935	Annual	05/08/2030	HUF	8,439,000	(63)	(326)	(389)	0	(21)
Pay	28-Day MXN-TIIE	9.235	Lunar	12/17/2025	MXN	372,800	(1)	68	67	0	0
Receive	28-Day MXN-TIIE	9.769	Lunar	12/24/2025		21,400	0	(7)	(7)	0	0
Receive(4)	28-Day MXN-TIIE	9.769	Lunar	09/27/2028		21,400	0	(71)	(71)	0	(1)
Pay(4)	28-Day MXN-TIIE	9.235	Lunar	05/02/2029		372,800	(36)	1,152	1,116	14	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		330,900	(8)	(693)	(701)	0	(18)

							$(3,215)	$2,176	$(1,039)	$229	$(471)

Total Swap Agreements							$(3,218)	$1,159	$(2,059)	$236	$(475)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$236	$236	$472	$0	$ (266)	$ (475)	$ (741)

(p)

Securities with an aggregate market value of $10,233 and cash of $19,340 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(3) for closed futures is outstanding at period end.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	583		$384	$0	$(2)
	10/2025	CAD	388		279	0	0
	10/2025	EUR	219,182		255,643	0	(1,688)
	10/2025	NZD	81		47	1	0
	11/2025		$385	AUD	583	1	0
	11/2025		279	CAD	387	0	0
	11/2025		47	NZD	81	0	(1)

BOA	10/2025	JPY	19,916		$133	0	(2)
	10/2025	NZD	57		33	0	0
	10/2025	PEN	10,838		2,934	0	(186)

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$6	INR	540	$0	$0
	10/2025		957	JPY	140,478	0	(8)
	11/2025		133		19,847	2	0
	11/2025		33	NZD	57	0	0
	11/2025	ZAR	7,104		$407	0	(3)
	12/2025	HUF	303,834		911	1	0
	12/2025		$11	COP	42,363	0	0
	12/2025		817	MXN	15,365	16	0
	02/2026	TRY	107,882		$2,256	0	(89)

BPS	10/2025	AUD	383		253	0	(1)
	10/2025	BRL	136,800		22,320	0	(3,383)
	10/2025	IDR	2,907,447		176	2	0
	10/2025	JPY	23,073		155	0	(1)
	10/2025	NZD	56		33	0	0
	10/2025		$25,124	BRL	136,800	593	(14)
	10/2025		100	CNH	716	0	0
	10/2025		73	IDR	1,231,224	0	0
	10/2025		146	PLN	531	0	0
	10/2025		1,032	TWD	31,365	0	(1)
	11/2025	TRY	24,459		$555	0	(13)
	11/2025		$253	AUD	383	1	0
	11/2025		112	BRL	600	0	0
	11/2025		155	JPY	22,993	1	0
	11/2025		33	NZD	56	0	0
	12/2025	COP	4,601,537		$1,172	11	0
	12/2025	HUF	235,137		708	3	0
	12/2025	IDR	1,234,765		73	0	0
	12/2025		$1,222	MXN	22,642	5	0
	04/2026	BRL	14,900		$2,608	0	(72)
	05/2026		$1,656	KWD	505	4	0
	06/2026		869		265	4	0
	07/2026		1,309		400	6	0
	06/2027		615		187	0	(1)
	05/2029	KWD	2,427		$8,344	309	0
	07/2029		579		1,991	74	0
	05/2030		1,747		6,015	208	0
	08/2030		311		1,049	14	0

BRC	10/2025	CHF	804		1,002	0	(7)
	10/2025	PLN	568		155	0	(1)
	10/2025	TRY	40,376		946	0	(15)
	10/2025		$854	CHF	682	2	0
	10/2025		214	MXN	3,997	4	0
	10/2025		2	NOK	20	0	0
	10/2025		1,005	TRY	43,094	21	0
	11/2025	CHF	679		$854	0	(2)
	11/2025	NOK	20		2	0	0
	11/2025		$417	TRY	18,175	3	0
	11/2025	ZAR	68,795		$3,907	0	(63)
	12/2025	MYR	68		16	0	0
	12/2025	TRY	42,319		880	0	(83)
	02/2026		$2,256	TRY	107,995	91	0

BSH	10/2025	BRL	26,100		$4,907	3	0
	10/2025	NZD	17		10	0	0
	10/2025		$4,799	BRL	26,100	105	0
	11/2025		10	NZD	17	0	0
	11/2025		517	PEN	1,910	33	0
	12/2025	PEN	4,223		$1,186	0	(28)
	02/2026		6,766		1,935	0	(7)
	04/2026	BRL	27,900		4,912	0	(107)

CBK	10/2025		59,556		10,776	0	(414)
	10/2025	COP	32,919,752		8,161	0	(210)
	10/2025	IDR	861,793		52	1	0
	10/2025	INR	503		6	0	0
	10/2025	NOK	158		16	0	0
	10/2025		$11,198	BRL	59,556	0	(8)
	10/2025		1,171	EUR	1,000	3	0
	10/2025		76	IDR	1,271,605	0	0
	10/2025		26	INR	2,282	0	0
	10/2025		200	NOK	2,000	0	0
	10/2025	ZAR	17,064		$985	0	(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	COP	25,096,537		$6,164	$0	$(211)
	11/2025	NOK	2,000		200	0	0
	11/2025		$6	INR	504	0	0
	12/2025	IDR	1,275,209		$76	0	0
	12/2025	PEN	7,307		2,041	0	(60)
	12/2025		$1	EGP	58	0	0

DUB	10/2025	EGP	17,856		$318	0	(54)
	10/2025	INR	814		9	0	0
	10/2025		$216	CNH	1,533	0	0
	10/2025		671	ILS	2,292	21	0
	10/2025		12	INR	1,040	0	0
	10/2025		198	KRW	274,264	0	(2)
	10/2025		336	KZT	187,655	3	0
	11/2025	ILS	2,291		$671	0	(21)
	11/2025	PKR	169,386		572	0	(27)
	11/2025		$9	INR	816	0	0
	11/2025		1,501	KZT	837,303	2	(1)
	11/2025	ZAR	166,125		$9,490	0	(96)
	12/2025	UGX	2,643,451		707	0	(45)
	12/2025		$1,507	EGP	76,359	40	0
	12/2025		3,183	KZT	1,757,941	0	(56)
	03/2026		2,008		1,157,732	0	(17)
	09/2026	PKR	307,827		$1,033	0	(15)

FAR	10/2025	AUD	438		286	0	(4)
	10/2025	JPY	120,885		822	5	0
	10/2025	NZD	39		23	0	0
	10/2025	PLN	632		173	0	(1)
	10/2025	SGD	996		773	1	0
	10/2025		$1,133	AUD	1,746	23	0
	10/2025		153	CHF	122	0	0
	10/2025		94	CNH	669	0	0
	10/2025		25	INR	2,176	0	0
	10/2025		84	PLN	307	0	0
	11/2025	CHF	122		$153	0	0
	11/2025		$286	AUD	438	4	0
	11/2025		23	NZD	39	0	0
	11/2025		773	SGD	993	0	(1)
	12/2025	MXN	222,219		$11,726	0	(310)
	12/2025	PEN	19,670		5,476	0	(177)
	12/2025		$15	MXN	278	0	0

GLM	10/2025	BRL	94,600		$15,773	0	(2,001)
	10/2025	IDR	869,627		53	1	0
	10/2025		$17,576	BRL	94,600	205	(7)
	10/2025		7	CNH	53	0	0
	10/2025		73	IDR	1,221,560	0	0
	10/2025		7	INR	620	0	0
	10/2025		238	MXN	4,463	5	0
	10/2025		1	THB	24	0	0
	12/2025	IDR	1,224,489		$73	0	0
	12/2025		$210	EGP	10,620	5	0
	12/2025		95	KZT	52,977	0	(1)
	02/2026	DOP	209,597		$3,224	0	(69)
	03/2026		261,106		4,094	26	(21)
	04/2026	BRL	57,600		10,155	1	(207)

JPM	10/2025		117,579		22,107	15	0
	10/2025	IDR	931,478		57	1	0
	10/2025	PLN	376		102	0	(1)
	10/2025		$19,082	BRL	117,579	3,010	0
	10/2025		280	CAD	387	0	(2)
	10/2025		342	KRW	474,697	0	(4)
	10/2025		298	KZT	164,872	0	0
	11/2025	PKR	331,224		$1,119	0	(52)
	11/2025	ZAR	147,109		8,393	0	(96)
	12/2025		$7,582	COP	29,762,260	0	(68)
	12/2025		338	MXN	6,335	5	0

MBC	10/2025	CNH	553		$78	0	0
	10/2025	EUR	6,916		8,156	36	0
	10/2025	JPY	11,435		77	0	0

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$110	CNH	780	$0	$0
	10/2025		682	JPY	99,877	0	(6)
	10/2025		271	KRW	377,008	0	(3)
	10/2025		2	NOK	21	0	0
	10/2025		777	SGD	996	0	(5)
	11/2025	NOK	21		$2	0	0
	11/2025		$78	CNH	551	0	0
	11/2025		132	JPY	19,551	0	0
	12/2025		1,150	EGP	58,340	31	0
	12/2025		2,620	MXN	49,219	46	0
	03/2026		1,399	EGP	82,628	209	0

MYI	10/2025	JPY	437,588		$2,931	0	(28)
	10/2025		$111	CNH	788	0	0
	10/2025		79	PLN	288	0	0
	11/2025		2,922	JPY	434,733	28	0
	12/2025		184	CZK	3,792	0	(1)
	12/2025		279	MXN	5,188	2	0
	10/2026		2,089	AZN	3,737	22	0
	10/2027		4,178		7,687	0	(44)

NGF	10/2025	IDR	781,063		$47	0	0
	10/2025		$452	KRW	628,749	0	(4)

SCX	10/2025	IDR	866,562		$53	1	0
	10/2025	INR	518		6	0	0
	10/2025	JPY	3,861		26	0	0
	10/2025		$81	CNH	573	0	0
	10/2025		6,996	GBP	5,230	38	0
	10/2025		59	IDR	983,537	0	0
	10/2025		6	INR	540	0	0
	10/2025		9,520	JPY	1,397,799	0	(68)
	10/2025		848	NGN	1,484,016	152	0
	11/2025	GBP	5,230		$6,997	0	(38)
	11/2025	PKR	162,877		565	0	(10)
	11/2025		$6	INR	519	0	0
	11/2025		1	JPY	94	0	0
	12/2025	IDR	986,023		$59	0	0
	12/2025	PKR	233,394		813	0	(10)
	12/2025	UGX	2,643,466		707	0	(45)
	12/2025		$43	CZK	874	0	0

SOG	10/2025	AUD	342		$226	0	0
	10/2025	BRL	63,269		11,896	8	0
	10/2025	JPY	1,013,108		6,814	2	(40)
	10/2025		$11,855	BRL	63,269	33	0
	10/2025		264,715	EUR	225,098	0	(439)
	10/2025		145	NZD	249	0	(1)
	11/2025	COP	61,559,457		$15,100	0	(520)
	11/2025	EUR	225,098		265,246	441	0
	11/2025		$226	AUD	342	0	0
	11/2025		6,385	JPY	946,740	40	0
	12/2025	BRL	64,169		$11,855	0	(30)

SSB	10/2025	GBP	5,230		7,050	16	0
	12/2025	PEN	6,564		1,775	0	(112)

UAG	10/2025	ILS	2,523		756	0	(5)
	10/2025	NOK	1,951		192	0	(4)
	10/2025		$67	ILS	230	2	0
	10/2025		79	PLN	288	0	0
	10/2025		988	ZAR	17,064	0	0
	10/2025	ZAR	17,072		$988	0	0
	11/2025	ILS	230		67	0	(2)
	11/2025		$18	COP	72,462	1	0
	11/2025		600	TRY	28,283	57	0
	11/2025	ZAR	74,832		$4,245	0	(73)
	12/2025	PHP	8,852		154	3	0
	12/2025		$880	TRY	42,319	83	0

Total Forward Foreign Currency Contracts						$6,146	$(11,528)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Buy	0.700%	10/15/2025	282,700	$530	$6
	Put - OTC CDX.IG-44 5-Year Index	Buy	0.700	11/19/2025	164,127	180	36

Total Purchased Options						$710	$42

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	10/15/2025	452,400	$(535)	$(4)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	11/19/2025	270,809	(181)	(35)

						$(716)	$(39)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus TRY	TRY	43.000	01/12/2026	585	$(13)	$(2)
	Call - OTC USD versus TRY		56.500	01/12/2026	7,799	(312)	(85)
	Call - OTC USD versus TRY		56.750	02/03/2026	16,525	(595)	(239)

UAG	Put - OTC USD versus TRY		41.600	11/12/2025	3,530	(134)	(3)
	Call - OTC USD versus TRY		56.900	11/12/2025	3,530	(99)	(12)
	Put - OTC USD versus TRY		42.750	12/09/2025	4,839	(174)	(24)
	Call - OTC USD versus TRY		57.750	12/09/2025	4,839	(121)	(28)
	Call - OTC USD versus TRY		54.330	03/13/2026	9,000	(247)	(201)

						$(1,695)	$(594)

Total Written Options						$(2,411)	$(633)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Mexico Government International Bonds	(1.000)%	Quarterly	06/20/2035	1.611%	$1,700	$118	$(38)	$80	$0
	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.303	2,200	72	(106)	0	(34)
	Panama Government International Bonds	(1.000)	Quarterly	12/20/2029	1.141	2,200	76	(64)	12	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2028	0.470	23,000	(348)	(30)	0	(378)

BPS	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.303	900	30	(44)	0	(14)

BRC	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.611	1,300	87	(26)	61	0
	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.303	900	24	(38)	0	(14)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.963	19,800	(219)	161	0	(58)

CBK	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.611	3,300	224	(68)	156	0

GST	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2029	0.644	3,700	28	(75)	0	(47)
	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.611	100	7	(2)	5	0

JPM	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2029	0.644	2,400	15	(46)	0	(31)

MYC	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.963	5,900	(68)	51	0	(17)

							$46	$(325)	$314	$(593)

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Brazil Government International Bonds	1.000%	Quarterly	06/20/2030	1.240%		$1,000	$(37)	$27	$0	$(10)
	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	2.228		200	(27)	9	0	(18)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.195		1,800	10	8	18	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.194		800	7	(2)	5	0
	Peru Government International Bonds	1.000	Quarterly	12/20/2031	0.852		600	(25)	30	5	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	1.299		4,100	(809)	790	0	(19)

BPS	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.583		5,700	(386)	438	52	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	2.228		500	(69)	23	0	(46)
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.225		2,500	(46)	79	33	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2029	1.453		2,000	(78)	47	0	(31)
	Mexico Government International Bonds	1.000	Quarterly	12/20/2025	0.194		4,000	19	(11)	8	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210		8,400	47	3	50	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.406		4,200	(4)	59	55	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.194		10,000	31	29	60	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2029	0.501		2,000	19	16	35	0
	Philippines Government International Bonds	1.000	Quarterly	12/20/2030	0.603		4,900	93	1	94	0
	Romania Government International Bonds	1.000	Quarterly	12/20/2025	0.593		8,475	14	(4)	10	0
	Serbia Government International Bonds	1.000	Quarterly	12/20/2027	0.793		2,000	(177)	186	9	0
	South Africa Government International Bonds	1.000	Quarterly	06/20/2028	0.868		2,600	(224)	234	10	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	1.299		300	(59)	58	0	(1)

BRC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	7.132		900	(61)	49	0	(12)
	Benin Government International Bonds	1.000	Quarterly	06/20/2026	1.079		1,500	(51)	51	0	0
	Brazil Government International Bonds	1.000	Quarterly	12/20/2030	1.358		900	(125)	110	0	(15)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.195		10,100	96	4	100	0
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.225		10,700	(204)	346	142	0
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2026	1.244		500	(16)	15	0	(1)
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	3.778		1,800	(267)	86	0	(181)
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.194		7,000	52	(10)	42	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	1.434		5,600	(35)	7	0	(28)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2027	1.762		10,000	(173)	15	0	(158)
	Romania Government International Bonds	1.000	Quarterly	12/20/2029	1.318		2,800	(122)	88	0	(34)
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.634		23,400	330	47	377	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2025	0.632		6,600	2	5	7	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	2.201		300	(20)	6	0	(14)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.389		2,700	(269)	113	0	(156)

BSS	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	15.081		3,900	(546)	(36)	0	(582)

CBK	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	15.081		3,000	(408)	(40)	0	(448)
	Benin Government International Bonds	1.000	Quarterly	06/20/2026	1.079		250	(9)	9	0	0
	Benin Government International Bonds	1.000	Quarterly	06/20/2028	2.181		500	(34)	19	0	(15)
	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.583		700	(51)	57	6	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.240		1,000	(37)	27	0	(10)
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2026	1.244		1,275	(42)	40	0	(2)
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2030	3.133		1,050	(133)	42	0	(91)
	Dominican Republic International Bonds	1.000	Quarterly	06/20/2030	1.315		2,900	(186)	148	0	(38)
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.410		11,200	(64)	178	114	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2030	0.828		1,000	(19)	27	8	0
	Panama Government International Bonds	1.000	Quarterly	06/20/2030	1.295		500	(17)	11	0	(6)
	Peru Government International Bonds	1.000	Quarterly	06/20/2030	0.640		1,100	(7)	24	17	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	1.299		1,900	(377)	368	0	(9)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.389		10,000	(924)	348	0	(576)

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦	14,000	0	843	843	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	3.778		800	(131)	50	0	(81)
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	4,823	0	62	62	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	3,235	0	43	43	0
	South Africa Government International Bonds	1.000	Quarterly	06/20/2026	0.261		300	(5)	7	2	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394		300	(13)	15	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability

GST	Argentine Republic Government International Bonds	5.000%	Quarterly	06/20/2026	7.132%	$600	$(62)	$54	$0	$(8)
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	15.081	2,500	(408)	35	0	(373)
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.240	7,100	(327)	256	0	(71)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.195	9,400	91	2	93	0
	Emirate of Abu Dhabi Government International Bonds	1.000	Quarterly	06/20/2027	0.125	8,000	115	5	120	0
	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.819	31,700	252	26	278	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2025	0.299	9,200	10	7	17	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.309	1,400	0	7	7	0
	Oman Government International Bonds	1.000	Quarterly	06/20/2030	0.665	15,000	(358)	580	222	0
	Poland Government International Bonds	1.000	Quarterly	06/20/2030	0.599	5,000	47	41	88	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.634	27,700	410	37	447	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.389	12,100	(1,290)	593	0	(697)

JPM	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.240	3,200	(80)	48	0	(32)
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.225	4,500	(80)	140	60	0
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2030	3.133	525	(66)	20	0	(46)
	Poland Government International Bonds	1.000	Quarterly	06/20/2028	0.386	2,800	(7)	53	46	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	2.201	4,900	(338)	116	0	(222)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.389	2,700	(300)	144	0	(156)

MEI	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.389	2,700	(277)	121	0	(156)

MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	15.081	9,200	(1,011)	(362)	0	(1,373)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.195	6,600	38	28	66	0
	Dominican Republic International Bonds	1.000	Quarterly	06/20/2030	1.315	1,000	(67)	54	0	(13)
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.487	1,400	(27)	46	19	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543	1,400	(15)	35	20	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2030	3.938	190	(50)	28	0	(22)
	Panama Government International Bonds	1.000	Quarterly	12/20/2025	0.508	5,000	12	(5)	7	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.194	11,400	14	55	69	0
	Qatar Government International Bonds	1.000	Quarterly	12/20/2026	0.103	2,200	32	(8)	24	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394	3,000	(134)	157	23	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	1.299	2,700	(534)	521	0	(13)

MYI	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.194	1,200	10	(3)	7	0

							$(9,967)	$8,025	$3,822	$(5,764)

Total Swap Agreements							$(9,921)	$7,700	$4,136	$(6,357)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$2	$0	$0	$2	$(1,691)	$0	$0	$(1,691)	$(1,689)	$1,517	$(172)
BOA	19	0	120	139	(288)	(326)	(459)	(1,073)	(934)	971	37

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BPS	$1,235	$0	$416	$1,651	$(3,486)	$0	$(92)	$(3,578)	$(1,927)	$1,692	$(235)
BRC	121	0	729	850	(171)	0	(671)	(842)	8	(60)	(52)
BSH	141	0	0	141	(142)	0	0	(142)	(1)	0	(1)
BSS	0	0	0	0	0	0	(582)	(582)	(582)	515	(67)
CBK	4	0	301	305	(906)	0	(1,195)	(2,101)	(1,796)	1,640	(156)
DUB	66	0	952	1,018	(334)	0	(81)	(415)	603	(883)	(280)
FAR	33	0	0	33	(493)	0	0	(493)	(460)	516	56
GLM	243	0	0	243	(2,306)	0	0	(2,306)	(2,063)	2,228	165
GST	0	42	1,277	1,319	0	(39)	(1,196)	(1,235)	84	0	84
JPM	3,031	0	106	3,137	(223)	0	(487)	(710)	2,427	(2,339)	88
MBC	322	0	0	322	(14)	0	0	(14)	308	(260)	48
MEI	0	0	0	0	0	0	(156)	(156)	(156)	295	139
MYC	0	0	228	228	0	0	(1,438)	(1,438)	(1,210)	0	(1,210)
MYI	52	0	7	59	(73)	0	0	(73)	(14)	0	(14)
NGF	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
SCX	191	0	0	191	(171)	0	0	(171)	20	0	20
SOG	524	0	0	524	(1,030)	0	0	(1,030)	(506)	677	171
SSB	16	0	0	16	(112)	0	0	(112)	(96)	0	(96)
UAG	146	0	0	146	(84)	(268)	0	(352)	(206)	0	(206)

Total Over the Counter	$6,146	$42	$4,136	$10,324	$(11,528)	$(633)	$(6,357)	$(18,518)

(r)

Securities with an aggregate market value of $10,051 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$236	$236
Swap Agreements	0	7	0	0	229	236

	$0	$7	$0	$0	$465	$472

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,146	$0	$6,146
Purchased Options	0	42	0	0	0	42
Swap Agreements	0	4,136	0	0	0	4,136

	$0	$4,178	$0	$6,146	$0	$10,324

	$0	$4,185	$0	$6,146	$465	$10,796

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$3	$0	$0	$0	$263	$266
Swap Agreements	0	4	0	0	471	475

	$3	$4	$0	$0	$734	$741

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,528	$0	$11,528
Written Options	0	39	0	594	0	633
Swap Agreements	0	6,357	0	0	0	6,357

	$0	$6,396	$0	$12,122	$0	$18,518

	$3	$6,400	$0	$12,122	$734	$19,259

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11,210	$11,210
Swap Agreements	0	(761)	0	0	(240)	(1,001)

	$0	$(761)	$0	$0	$10,970	$10,209

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(23,056)	$0	$(23,056)
Written Options	0	0	0	580	0	580
Swap Agreements	0	3,173	0	0	0	3,173

	$0	$3,173	$0	$(22,476)	$0	$(19,303)

	$0	$2,412	$0	$(22,476)	$10,970	$(9,094)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,211)	$(4,211)
Swap Agreements	0	211	0	0	105	316

	$0	$211	$0	$0	$(4,106)	$(3,895)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,355)	$0	$(2,355)
Purchased Options	0	(668)	0	0	0	(668)
Written Options	0	677	0	1,834	0	2,511
Swap Agreements	0	2,855	0	0	0	2,855

	$0	$2,864	$0	$(521)	$0	$2,343

	$0	$3,075	$0	$(521)	$(4,106)	$(1,552)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Angola
Loan Participations and Assignments	$0	$0	$2,405	$2,405
Sovereign Issues	0	11,224	0	11,224
Argentina
Corporate Bonds & Notes	0	6,817	0	6,817
Sovereign Issues	0	49,334	0	49,334

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Armenia
Sovereign Issues	$0	$4,788	$0	$4,788
Azerbaijan
Corporate Bonds & Notes	0	7,492	0	7,492
Bahrain
Sovereign Issues	0	7,871	0	7,871

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Benin
Sovereign Issues	$0	$214	$0	$214
Brazil
Corporate Bonds & Notes	0	42,717	0	42,717
Sovereign Issues	0	28,210	0	28,210
Bulgaria
Sovereign Issues	0	8,277	0	8,277
Cameroon
Sovereign Issues	0	6,359	0	6,359
Canada
Corporate Bonds & Notes	0	2,274	0	2,274
Cayman Islands
Asset-Backed Securities	0	1,450	0	1,450
Convertible Bonds & Notes	0	164	0	164
Corporate Bonds & Notes	0	51,910	6,459	58,369
Loan Participations and Assignments	0	0	5,097	5,097
Sovereign Issues	0	13,876	0	13,876
Chile
Corporate Bonds & Notes	0	40,370	0	40,370
Sovereign Issues	0	15,458	0	15,458
Colombia
Corporate Bonds & Notes	0	18,594	0	18,594
Sovereign Issues	0	79,439	0	79,439
Costa Rica
Sovereign Issues	0	2,744	0	2,744
Czech Republic
Corporate Bonds & Notes	0	8,991	0	8,991
Dominican Republic
Sovereign Issues	0	63,585	0	63,585
Ecuador
Sovereign Issues	0	26,486	0	26,486
Egypt
Sovereign Issues	0	79,627	0	79,627
El Salvador
Corporate Bonds & Notes	0	6,072	0	6,072
Sovereign Issues	0	11,037	0	11,037
France
Corporate Bonds & Notes	0	1,164	0	1,164
Gabon
Sovereign Issues	0	283	0	283
Georgia
Corporate Bonds & Notes	0	187	0	187
Germany
Loan Participations and Assignments	0	6,947	0	6,947
Ghana
Sovereign Issues	0	12,221	0	12,221
Guatemala
Sovereign Issues	0	29,594	0	29,594
Honduras
Sovereign Issues	0	1,319	0	1,319
Hong Kong
Corporate Bonds & Notes	0	4,710	0	4,710
Hungary
Sovereign Issues	0	40,562	0	40,562
India
Corporate Bonds & Notes	0	7,056	0	7,056
Indonesia
Corporate Bonds & Notes	0	63,755	0	63,755
Sovereign Issues	0	15,621	0	15,621
Ireland
Corporate Bonds & Notes	0	1,838	0	1,838
Loan Participations and Assignments	0	0	9,525	9,525
Sovereign Issues	0	11,532	0	11,532
Israel
Corporate Bonds & Notes	0	13,117	0	13,117
Sovereign Issues	0	2,933	0	2,933
Italy
Sovereign Issues	0	1,584	0	1,584
Ivory Coast
Loan Participations and Assignments	0	0	15,128	15,128
Sovereign Issues	0	22,497	0	22,497

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Jamaica
Corporate Bonds & Notes	$0	$1,574	$0	$1,574
Jordan
Sovereign Issues	0	6,085	0	6,085
Kazakhstan
Corporate Bonds & Notes	0	22,193	0	22,193
Kenya
Loan Participations and Assignments	0	0	2,706	2,706
Sovereign Issues	0	12,800	0	12,800
Kuwait
Sovereign Issues	11,500	1,687	0	13,187
Latvia
Sovereign Issues	0	4,745	0	4,745
Lebanon
Sovereign Issues	0	1,870	0	1,870
Luxembourg
Common Stocks	0	0	4,677	4,677
Corporate Bonds & Notes	0	46,848	0	46,848
Sovereign Issues	0	49,775	0	49,775
Macedonia
Sovereign Issues	0	7,836	0	7,836
Malaysia
Corporate Bonds & Notes	0	15,767	0	15,767
Mexico
Corporate Bonds & Notes	0	109,695	0	109,695
Sovereign Issues	0	89,388	0	89,388
Mongolia
Sovereign Issues	0	1,655	0	1,655
Morocco
Corporate Bonds & Notes	0	15,986	0	15,986
Namibia
Sovereign Issues	0	5,469	0	5,469
Netherlands
Corporate Bonds & Notes	0	14,052	0	14,052
Loan Participations and Assignments	0	0	5,896	5,896
Nigeria
Corporate Bonds & Notes	0	10,390	0	10,390
Loan Participations and Assignments	0	4,557	0	4,557
Sovereign Issues	0	14,974	0	14,974
Oman
Sovereign Issues	0	20,673	0	20,673
Pakistan
Sovereign Issues	0	11,839	0	11,839
Panama
Corporate Bonds & Notes	0	6,744	0	6,744
Sovereign Issues	0	34,662	0	34,662
Paraguay
Sovereign Issues	0	11,781	0	11,781
Peru
Corporate Bonds & Notes	0	41,936	0	41,936
Sovereign Issues	0	18,554	0	18,554
Philippines
Corporate Bonds & Notes	0	7,956	0	7,956
Sovereign Issues	0	5,374	0	5,374
Poland
Corporate Bonds & Notes	0	2,826	0	2,826
Sovereign Issues	0	26,750	0	26,750
Qatar
Corporate Bonds & Notes	0	34,456	0	34,456
Romania
Sovereign Issues	0	50,537	0	50,537
Russia
Sovereign Issues	0	73	0	73
Rwanda
Sovereign Issues	0	1,081	0	1,081
Saudi Arabia
Corporate Bonds & Notes	0	20,536	0	20,536
Sovereign Issues	0	37,329	0	37,329
Senegal
Loan Participations and Assignments	0	0	4,645	4,645
Sovereign Issues	0	15,828	0	15,828

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Serbia
Loan Participations and Assignments	$0	$0	$5,378	$5,378
Sovereign Issues	0	23,128	0	23,128
Singapore
Corporate Bonds & Notes	0	1,694	0	1,694
South Africa
Corporate Bonds & Notes	0	21,962	0	21,962
Loan Participations and Assignments	0	0	3,147	3,147
Sovereign Issues	0	39,468	0	39,468
South Korea
Corporate Bonds & Notes	0	6,843	0	6,843
Spain
Corporate Bonds & Notes	0	2,949	0	2,949
Sri Lanka
Sovereign Issues	0	12,933	0	12,933
Supranational
Corporate Bonds & Notes	0	6,095	0	6,095
Tanzania
Loan Participations and Assignments	0	0	3,355	3,355
Thailand
Corporate Bonds & Notes	0	8,370	0	8,370
Trinidad and Tobago
Corporate Bonds & Notes	0	3,530	0	3,530
Tunisia
Sovereign Issues	0	1,292	0	1,292
Turkey
Corporate Bonds & Notes	0	7,001	0	7,001
Loan Participations and Assignments	0	0	18,313	18,313
Sovereign Issues	0	71,768	0	71,768
Uganda
Sovereign Issues	0	2,793	0	2,793
Ukraine
Sovereign Issues	0	19,580	0	19,580
United Arab Emirates
Corporate Bonds & Notes	0	32,329	0	32,329
Sovereign Issues	0	9,692	0	9,692
United Kingdom
Corporate Bonds & Notes	3,700	29,042	3,160	35,902
Non-Agency Mortgage-Backed Securities	0	6,552	0	6,552
United States
Asset-Backed Securities	0	10,815	0	10,815
Corporate Bonds & Notes	0	7,900	28,393	36,293
Loan Participations and Assignments	0	0	14,110	14,110
Non-Agency Mortgage-Backed Securities	0	43,905	2,498	46,403
U.S. Government Agencies	0	26,005	0	26,005
U.S. Treasury Obligations	0	31,951	0	31,951
Uruguay
Sovereign Issues	0	8,686	0	8,686
Uzbekistan
Corporate Bonds & Notes	0	6,984	0	6,984
Sovereign Issues	0	7,350	0	7,350

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Venezuela
Corporate Bonds & Notes	$0	$9,806	$0	$9,806
Sovereign Issues	0	9,024	0	9,024
Vietnam
Sovereign Issues	0	979	0	979
Virgin Islands (British)
Corporate Bonds & Notes	0	3,319	0	3,319
Zambia
Sovereign Issues	0	1,084	0	1,084
Short-Term Instruments
Mutual Funds	0	5,711	0	5,711
Repurchase Agreements	0	79,502	0	79,502
Nigeria Treasury Bills	0	27,160	0	27,160
U.S. Treasury Bills	0	1,082	0	1,082

	$15,200	$2,206,865	$134,892	$2,356,957

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$117,422	$0	$0	$117,422

Total Investments	$132,622	$2,206,865	$134,892	$2,474,379

Short Sales, at Value - Liabilities
Egypt
Sovereign Issues	$0	$(13,378)	$0	$(13,378)
Romania
Sovereign Issues	0	(11,337)	0	(11,337)
United States
U.S. Government Agencies	0	(55,046)	0	(55,046)

	$0	$(79,761)	$0	$(79,761)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	456	0	472
Over the counter	0	9,376	948	10,324

	$16	$9,832	$948	$10,796

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(76)	(662)	0	(738)
Over the counter	0	(18,518)	0	(18,518)

	$(76)	$(19,180)	$0	$(19,256)

Total Financial Derivative Instruments	$(60)	$(9,348)	$948	$(8,460)

Totals	$132,562	$2,117,756	$135,840	$2,386,158

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Angola
Loan Participations and Assignments(3)	$4,800	$0	$(2,400)	$0	$0	$5	$0	$0	$2,405	$5
Cayman Islands
Corporate Bonds & Notes	0	6,434	0	0	0	25	0	0	6,459	25
Loan Participations and Assignments(4)	4,980	0	0	0	0	117	0	0	5,097	117
Ireland
Loan Participations and Assignments	8,741	0	0	5	0	779	0	0	9,525	780
Ivory Coast
Loan Participations and Assignments	15,980	4,405	(6,775)	11	261	1,246	0	0	15,128	1,037
Kenya
Loan Participations and Assignments	2,661	0	0	3	0	42	0	0	2,706	42
Luxembourg
Common Stocks	5,436	0	0	0	0	(759)	0	0	4,677	(760)
Mexico	0	0	0	0	0	0	0	0	0	0
Netherlands
Common Stocks	14	0	0	0	0	(14)	0	0	0	0
Loan Participations and Assignments	5,811	0	0	22	0	63	0	0	5,896	63
Senegal
Loan Participations and Assignments	4,710	0	(719)	1	43	610	0	0	4,645	523
Serbia
Loan Participations and Assignments	5,566	5,242	(5,422)	1	38	(47)	0	0	5,378	134
South Africa
Loan Participations and Assignments	3,564	0	(626)	6	45	158	0	0	3,147	171
Tanzania
Loan Participations and Assignments	3,592	0	(538)	2	(16)	315	0	0	3,355	274
Turkey
Loan Participations and Assignments	8,468	0	0	(46)	0	946	8,945	0	18,313	947
United Arab Emirates
Loan Participations and Assignments	3,058	0	(3,054)	(9)	(36)	41	0	0	0	0
United Kingdom
Corporate Bonds & Notes	6,013	0	(3,260)	225	129	53	0	0	3,160	(158)
United States
Corporate Bonds & Notes	6,224	22,100	0	0	0	69	0	0	28,393	69
Loan Participations and Assignments	4,352	10,025	(338)	0	0	71	0	0	14,110	52
Non-Agency Mortgage-Backed Securities	2,448	0	0	0	0	50	0	0	2,498	50

	$96,418	$48,206	$(23,132)	$221	$464	$3,770	$8,945	$0	$134,892	$3,371

Financial Derivative Instruments - Assets
Over the counter	$892	$0	$(18)	$0	$0	$74	$0	$0	$948	$74

Totals	$97,310	$48,206	$(23,150)	$221	$464	$3,844	$8,945	$0	$135,840	$3,445

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)	September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Angola
Loan Participations and Assignments	$2,405	Discounted Cash Flow	Discount Rate	8.700	—
Cayman Islands
Corporate Bonds & Notes	6,459	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	5,097	Discounted Cash Flow	Discount Rate	6.572	—
Ireland
Loan Participations and Assignments	9,525	Discounted Cash Flow	Discount Rate	3.832	—
Ivory Coast
Loan Participations and Assignments	15,128	Discounted Cash Flow	Discount Rate	5.084-5.531	5.430
Kenya
Loan Participations and Assignments	2,706	Discounted Cash Flow	Discount Rate	8.514	—
Luxembourg
Common Stocks	4,677	Indicative Market Quotation	Broker Quote	$21.667	—
Netherlands
Loan Participations and Assignments	5,896	Discounted Cash Flow	Discount Rate	7.648	—
Senegal
Loan Participations and Assignments	4,645	Discounted Cash Flow	Discount Rate	15.199	—
Serbia
Loan Participations and Assignments	5,378	Discounted Cash Flow	Discount Rate	8.730	—
South Africa
Loan Participations and Assignments	3,147	Discounted Cash Flow	Discount Rate	11.702	—
Tanzania
Loan Participations and Assignments	3,355	Third Party Vendor	Broker Quote	100.750	—
Turkey
Loan Participations and Assignments	9,368	Discounted Cash Flow	Discount Rate	4.794-5.739	5.525
	8,945	Third Party Vendor	Broker Quote	100.250	—
United Kingdom
Corporate Bonds & Notes	3,160	Other Valuation Techniques(5)	—	—	—
United States
Corporate Bonds & Notes	6,293	Discounted Cash Flow	Discount Rate	6.208	—
	22,100	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	4,085	Indicative Market Quotation	Broker Quote	95.558	—
	10,025	Recent Transaction	Purchase Price	100.250	—
Non-Agency Mortgage-Backed Securities	2,498	Discounted Cash Flow	Discount Rate	6.392	—

Financial Derivative Instruments - Assets
Over the counter	948	Indicative Market Quotation	Broker Quote	0.939-6.009	—

Total	$135,840

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Country type updated from United States to Angola since prior fiscal year end.
(4)	Country type updated from United States to Cayman Islands since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	September 30, 2025 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.3%

ARGENTINA 1.0%

CORPORATE BONDS & NOTES 1.0%

Pampa Energia SA
7.875% due 12/16/2034		$200	$	198

Telecom Argentina SA
9.250% due 05/28/2033		200		197

Vista Energy Argentina SAU
8.500% due 06/10/2033		200		203

				598

SOVEREIGN ISSUES 0.0%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		5		2

Total Argentina (Cost $602)				600

AUSTRIA 0.3%

CORPORATE BONDS & NOTES 0.3%

LD Celulose International GmbH
7.950% due 01/26/2032		200		212

Total Austria (Cost $207)				212

AZERBAIJAN 1.4%

CORPORATE BONDS & NOTES 1.4%

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026		200		200

Southern Gas Corridor CJSC
6.875% due 03/24/2026		634		642

Total Azerbaijan (Cost $840)				842

BERMUDA 1.6%

CORPORATE BONDS & NOTES 1.6%

Digicel International Finance Ltd./Difl U.S. LLC
8.625% due 08/01/2032		600		617

Li & Fung Ltd.
8.375% due 02/05/2029		350		365

Total Bermuda (Cost $973)				982

BRAZIL 4.7%

CORPORATE BONDS & NOTES 4.7%

Aegea Finance SARL
7.625% due 01/20/2036 (a)		200		199

Banco do Brasil SA
8.500% due 07/29/2026	MXN	7,000		385

Braskem Netherlands Finance BV
4.500% due 01/31/2030		$200		76

CSN Resources SA
4.625% due 06/10/2031		200		163

Embraer Netherlands Finance BV
5.400% due 01/09/2038 (a)		300		299
7.000% due 07/28/2030		200		219

Petrobras Global Finance BV
5.125% due 09/10/2030		300		297

Rede D’or Finance SARL
6.450% due 09/09/2035		200		206

Samarco Mineracao SA (9.000% Cash or 9.000% PIK)
9.000% due 06/30/2031 (b)		214		215

Suzano Netherlands BV
5.500% due 01/15/2036		200		200

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 (b)		470		87

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 (b)		222		171

Vale Overseas Ltd.
6.400% due 06/28/2054		200		206

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	2,910	$	196

				2,919

		SHARES
WARRANTS 0.0%

OAS SA - Exp. 01/21/2039 «(k)		131,712		0

Total Brazil (Cost $3,216)				2,919

		PRINCIPAL AMOUNT (000S)
CANADA 2.7%

CORPORATE BONDS & NOTES 2.7%

First Quantum Minerals Ltd.
7.250% due 02/15/2034		$300		310
8.000% due 03/01/2033		300		317
8.625% due 06/01/2031		300		316

Ivanhoe Mines Ltd.
7.875% due 01/23/2030		200		207

Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.854% due 05/13/2032		500		520

Total Canada (Cost $1,588)				1,670

CAYMAN ISLANDS 10.2%

CONVERTIBLE BONDS & NOTES 0.6%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2025 (f)		35		1
0.000% due 12/31/2026 (f)		47		1
0.000% due 12/31/2027 (f)		58		2
0.000% due 12/31/2028 (f)		93		2
0.000% due 12/31/2029 (f)		93		2
0.000% due 12/31/2030 (f)		116		3
0.000% due 12/31/2031 (f)		116		3
0.000% due 12/31/2032 (f)		220		5

Wynn Macau Ltd.
4.500% due 03/07/2029		300		324

				343

CORPORATE BONDS & NOTES 9.6%

China Modern Dairy Holdings Ltd.
2.125% due 07/14/2026		300		294

Energuate Trust 2 0
6.350% due 09/15/2035		400		403

Esic Sukuk Ltd.
5.831% due 02/14/2029		300		310

FWD Group Holdings Ltd.
5.836% due 09/22/2035		300		305

Greentown China Holdings Ltd.
8.450% due 02/24/2028		200		208

Health & Happiness H&H International Holdings Ltd.
9.125% due 07/24/2028		200		213

IHS Holding Ltd.
8.250% due 11/29/2031		500		527

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027 ^«(c)		2		0

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (b)		70		2

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (b)		116		3

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (b)		140		2

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (b)		210		3

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (b)		196		3

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (b)		47		1

KFH Sukuk Co.
5.376% due 01/14/2030		200		207

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Melco Resorts Finance Ltd.
6.500% due 09/24/2033		$300	$	301

Montego Bay Airport Revenue Finance Ltd.
6.600% due 06/15/2035		300		307

QIC Cayman Ltd.
6.150% due 04/10/2031 •(h)		300		306

QNB Finance Ltd.
4.875% due 01/30/2029		300		306

Sands China Ltd.
4.375% due 06/18/2030		500		492
5.400% due 08/08/2028		350		358

SNB Funding Ltd.
6.000% due 06/24/2035 •(i)		400		411

SNB Sukuk Ltd.
2.342% due 01/19/2027		200		195

Sobha Sukuk Ltd.
7.996% due 02/19/2029		200		206

SRC Sukuk Ltd.
5.000% due 02/27/2028		300		305

Wynn Macau Ltd.
6.750% due 02/15/2034		250		254

				5,922

Total Cayman Islands (Cost $6,148)				6,265

CHILE 4.9%

CORPORATE BONDS & NOTES 4.9%

AES Andes SA
6.250% due 03/14/2032		200		209
6.300% due 03/15/2029		200		209

Alfa Desarrollo SpA
4.550% due 09/27/2051		197		158

Banco de Chile
2.990% due 12/09/2031		300		274

Banco de Credito e Inversiones SA
2.875% due 10/14/2031		500		458

Caja de Compensacion de Asignacion Familiar de Los Andes
7.000% due 07/30/2029		200		214

Cencosud SA
5.950% due 05/28/2031		300		316

Colbun SA
5.375% due 09/11/2035		200		200

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027		31		31

Engie Energia Chile SA
6.375% due 04/17/2034		200		214

Inversiones CMPC SA
6.700% due 12/09/2057 •		200		205

Latam Airlines Group SA
7.625% due 01/07/2031		500		519

Total Chile (Cost $2,914)				3,007

COLOMBIA 3.5%

CORPORATE BONDS & NOTES 2.7%

Banco Davivienda SA
8.125% due 07/02/2035 •(i)		500		520

Ecopetrol SA
5.875% due 05/28/2045		350		268
8.875% due 01/13/2033		300		325

Grupo Nutresa SA
9.000% due 05/12/2035		500		568

				1,681

SOVEREIGN ISSUES 0.8%

Colombia TES
12.750% due 11/28/2040	COP	1,737,200		464

Total Colombia (Cost $2,198)				2,145

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
CZECH REPUBLIC 0.7%

CORPORATE BONDS & NOTES 0.7%

Czechoslovak Group AS
6.500% due 01/10/2031		$200	$	207

EPH Financing International AS
6.651% due 11/13/2028	EUR	200		255

Total Czech Republic (Cost $423)				462

DOMINICAN REPUBLIC 0.7%

SOVEREIGN ISSUES 0.7%

Dominican Republic International Bonds
11.250% due 09/15/2035	DOP	24,000		426

Total Dominican Republic (Cost $423)				426

ECUADOR 0.3%

SOVEREIGN ISSUES 0.3%

Ecuador Government International Bonds
6.900% due 07/31/2030 þ		$200		178

Total Ecuador (Cost $154)				178

EGYPT 1.0%

SOVEREIGN ISSUES 1.0%

Egypt Government Bonds
21.954% due 03/04/2028	EGP	30,200		631

Total Egypt (Cost $576)				631

GERMANY 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Stepstone Group MidCo 2 GmbH
8.608% (TSFR3M + 4.500%) due 12/19/2031 ~		$299		285

Total Germany (Cost $296)				285

HONG KONG 1.7%

CORPORATE BONDS & NOTES 1.7%

AIA Group Ltd.
3.600% due 04/09/2029		300		296

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300		351

GLP China Holdings Ltd.
2.950% due 03/29/2026		$200		197

Lenovo Group Ltd.
3.421% due 11/02/2030		200		190

Total Hong Kong (Cost $926)				1,034

INDIA 3.4%

CORPORATE BONDS & NOTES 3.4%

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		462		436

IIFL Finance Ltd.
8.750% due 07/24/2028		200		204

Muthoot Finance Ltd.
6.375% due 03/02/2030		300		305

Reliance Industries Ltd.
2.875% due 01/12/2032		300		273

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		250		241

Sammaan Capital Ltd.
8.950% due 08/28/2028		200		201

Shriram Finance Ltd.
6.625% due 04/22/2027		400		409

Total India (Cost $2,073)				2,069

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INDONESIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Freeport Indonesia PT
6.200% due 04/14/2052		$200	$	205

Total Indonesia (Cost $155)				205

IRELAND 0.7%

CORPORATE BONDS & NOTES 0.3%

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«•(c)(i)		900		54

CIMA Finance DAC
2.950% due 09/05/2029		127		119

				173

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	200		235

Total Ireland (Cost $1,230)				408

ISLE OF MAN 0.6%

CORPORATE BONDS & NOTES 0.6%

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$400		382

Total Isle of Man (Cost $363)				382

ISRAEL 2.1%

CORPORATE BONDS & NOTES 2.1%

Bank Hapoalim BM
3.255% due 01/21/2032 •(i)		200		196

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(i)		200		209

Energean Israel Finance Ltd.
5.375% due 03/30/2028		400		394

ICL Group Ltd.
6.375% due 05/31/2038		100		104

Israel Electric Corp. Ltd.
4.250% due 08/14/2028		200		197

Leviathan Bond Ltd.
6.500% due 06/30/2027		200		201

Total Israel (Cost $1,240)				1,301

IVORY COAST 1.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%

Republic of Cote d’Ivoire
5.153% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	500		586

Total Ivory Coast (Cost $533)				586

JERSEY, CHANNEL ISLANDS 0.4%

CONVERTIBLE BONDS & NOTES 0.4%

Goldman Sachs Finance Corp. International Ltd.
0.000% due 04/04/2028 (f)		$200		237

Total Jersey, Channel Islands (Cost $206)				237

KAZAKHSTAN 2.7%

CORPORATE BONDS & NOTES 2.7%

Kaspi.KZ JSC
6.250% due 03/26/2030		300		309

KazMunayGas National Co. JSC
6.375% due 10/24/2048		700		698

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030	$700	$	646

Total Kazakhstan (Cost $1,490)			1,653

LUXEMBOURG 4.1%

CORPORATE BONDS & NOTES 3.3%

Adecoagro SA
7.500% due 07/29/2032	200		196

Chile Electricity Lux MPC II SARL
5.672% due 10/20/2035	600		620

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	300		320
6.510% due 02/23/2042	200		217

MHP Lux SA
6.950% due 04/03/2026	200		190

Raizen Fuels Finance SA
6.250% due 07/08/2032	500		488

			2,031

SOVEREIGN ISSUES 0.8%

Eagle Funding Luxco SARL
5.500% due 08/17/2030	500		508

Total Luxembourg (Cost $2,495)			2,539

MAURITIUS 0.3%

CORPORATE BONDS & NOTES 0.3%

CA Magnum Holdings
5.375% due 10/31/2026	200		200

Total Mauritius (Cost $199)			200

	SHARES
MEXICO 4.4%

COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(d)	172,487		0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.4%

Banco Mercantil del Norte SA
5.875% due 01/24/2027 •(h)(i)	$200		199

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.250% due 09/10/2029	250		257
7.625% due 02/11/2035 •(i)	200		211

Braskem Idesa SAPI
7.450% due 11/15/2029	200		122

CFE Fibra E
5.875% due 09/23/2040	300		304

Corp. Inmobiliaria Vesta SAB de CV
5.500% due 01/30/2033	200		202

El Puerto de Liverpool SAB de CV
6.658% due 01/22/2037	200		215

Gruma SAB de CV
5.761% due 12/09/2054	200		199

Grupo Televisa SAB
5.250% due 05/24/2049	200		142

Metalsa SAPI de CV
3.750% due 05/04/2031	300		267

Minera Mexico SA de CV
5.625% due 02/12/2032	300		310

Trust Fibra Uno
6.390% due 01/15/2050	300		277

			2,705

Total Mexico (Cost $3,863)			2,705

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
MOROCCO 0.9%

CORPORATE BONDS & NOTES 0.9%

OCP SA
6.875% due 04/25/2044		$500	$	525

Total Morocco (Cost $481)				525

		SHARES
NETHERLANDS 1.3%

COMMON STOCKS 0.0%
Stichting Administratiekantoor «(d)		1,831		0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.0%

Prosus NV
4.987% due 01/19/2052		$300		243

Teva Pharmaceutical Finance Netherlands III BV
4.100% due 10/01/2046		200		149

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 (b)		394		12

Yinson Bergenia Production BV
8.498% due 01/31/2045		200		215

				619

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

VEON Amsterdam BV
8.548% (TSFR3M + 4.250%) due 03/25/2027 «~		200		200

Total Netherlands (Cost $864)				819

PANAMA 0.6%

CORPORATE BONDS & NOTES 0.6%

Telecomunicaciones Digitales SA
4.500% due 01/30/2030		400		382

Total Panama (Cost $361)				382

PERU 3.1%

CORPORATE BONDS & NOTES 2.9%

Banco de Credito del Peru SA
6.450% due 07/30/2035 •		300		312

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	500		153
10.100% due 12/15/2043		500		155

Hunt Oil Co. of Peru LLC Sucursal Del Peru
7.750% due 11/05/2038		$200		222

Kallpa Generacion SA
5.500% due 09/11/2035		300		303

Niagara Energy SAC
5.746% due 10/03/2034		300		309

Orazul Energy Peru SA
6.250% due 09/17/2032		200		203

Peru LNG SRL
5.375% due 03/22/2030		150		144

				1,801

SOVEREIGN ISSUES 0.2%

Peru Government Bonds
7.300% due 08/12/2033	PEN	400		129

Total Peru (Cost $1,827)				1,930

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
PHILIPPINES 1.3%

CORPORATE BONDS & NOTES 1.3%

Petron Corp.
5.950% due 04/19/2026 •(h)		$200	$	200

San Miguel Global Power Holdings Corp.
5.450% due 12/09/2026 •(h)		200		197
8.750% due 06/12/2029 •(h)		400		412

Total Philippines (Cost $702)				809

POLAND 0.3%

CORPORATE BONDS & NOTES 0.3%

ORLEN SA
6.000% due 01/30/2035		200		209

Total Poland (Cost $197)				209

QATAR 0.6%

CORPORATE BONDS & NOTES 0.6%

Nakilat, Inc.
6.067% due 12/31/2033		221		235

Qatarenergy LNG S3
6.332% due 09/30/2027		161		163

Total Qatar (Cost $405)				398

REPUBLIC OF KOREA 0.3%

CORPORATE BONDS & NOTES 0.3%

Shinhan Financial Group Co. Ltd.
5.000% due 07/24/2028		200		204

Total Republic of Korea (Cost $204)				204

ROMANIA 0.2%

SOVEREIGN ISSUES 0.2%

Romania Government International Bonds
6.750% due 07/11/2039	EUR	100		120

Total Romania (Cost $121)				120

RUSSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

ALROSA Finance SA
3.100% due 06/25/2027 ^«(c)		$800		48

Total Russia (Cost $804)				48

SAUDI ARABIA 2.0%

CORPORATE BONDS & NOTES 2.0%

Saudi Arabian Oil Co.
4.750% due 06/02/2030		200		203
6.375% due 06/02/2055		700		746

Saudi Awwal Bank
5.947% due 09/04/2035 •(i)		300		304

Total Saudi Arabia (Cost $1,199)				1,253

SINGAPORE 1.8%

CORPORATE BONDS & NOTES 1.8%

Cathaylife Singapore Pte. Ltd.
5.950% due 07/05/2034		200		213

GLP Pte. Ltd.
9.750% due 05/20/2028		200		209

Medco Cypress Tree Pte. Ltd.
8.625% due 05/19/2030		250		264

Nanshan Life Pte. Ltd.
5.450% due 09/11/2034		200		198

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		200		212

Total Singapore (Cost $1,068)				1,096

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SOUTH AFRICA 2.9%

CONVERTIBLE BONDS & NOTES 0.6%

Sasol Financing USA LLC
4.500% due 11/08/2027		$400	$	383

CORPORATE BONDS & NOTES 1.0%

Bidvest Group U.K. PLC
6.200% due 09/17/2032		200		201

Sasol Financing USA LLC
6.500% due 09/27/2028		400		398

				599

SOVEREIGN ISSUES 1.3%

Republic of South Africa Government Bonds
8.875% due 02/28/2035	ZAR	14,600		831

Total South Africa (Cost $1,704)				1,813

SOUTH KOREA 2.5%

CORPORATE BONDS & NOTES 2.2%

Hanwha Life Insurance Co. Ltd.
6.300% due 06/24/2055 •		$300		314

Kookmin Bank
2.500% due 11/04/2030 (i)(l)		500		452

LG Energy Solution Ltd.
5.750% due 09/25/2028		200		207

POSCO
4.875% due 01/23/2027		200		202

SK Hynix, Inc.
6.375% due 01/17/2028		200		209

				1,384

SOVEREIGN ISSUES 0.3%

Korea Expressway Corp.
5.000% due 05/14/2027		200		203

Total South Korea (Cost $1,569)				1,587

SPAIN 0.5%

CORPORATE BONDS & NOTES 0.5%

EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499% due 06/30/2032		300		316

Total Spain (Cost $300)				316

SUPRANATIONAL 0.3%

CORPORATE BONDS & NOTES 0.3%

African Development Bank
5.875% due 05/07/2035 •(h)(i)		200		201

Total Supranational (Cost $200)				201

THAILAND 0.7%

CORPORATE BONDS & NOTES 0.7%

GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(h)		200		203
7.125% due 06/10/2035 •(h)		200		207

				410

SOVEREIGN ISSUES 0.0%

Thailand Government Bonds
3.300% due 06/17/2038	THB	30		1
3.350% due 06/17/2033		40		1
3.450% due 06/17/2043		20		1

				3

Total Thailand (Cost $403)				413

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
TURKEY 3.2%

CORPORATE BONDS & NOTES 3.2%

Akbank TAS
7.498% due 01/20/2030		$500	$	525

Turk Telekomunikasyon AS
6.950% due 10/07/2032 (a)		300		300

Turkcell Iletisim Hizmetleri AS
7.450% due 01/24/2030		200		209

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		217		214

Turkiye Is Bankasi AS
7.750% due 06/12/2029		200		209

Turkiye Vakiflar Bankasi TAO
7.250% due 07/31/2030		300		307

Yapi ve Kredi Bankasi AS
9.250% due 10/16/2028		200		218

Total Turkey (Cost $1,901)				1,982

UKRAINE 0.2%

SOVEREIGN ISSUES 0.2%

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(g)		45		24
0.000% due 02/01/2034 þ(g)		168		70
4.500% due 02/01/2036 þ		52		28

Total Ukraine (Cost $107)				122

UNITED ARAB EMIRATES 3.9%

CORPORATE BONDS & NOTES 3.9%

Abu Dhabi Future Energy Co. PJSC Masdar
4.875% due 07/25/2033		700		707

Alpha Star Holding IX Ltd.
7.000% due 08/26/2028		300		308

Emirates NBD Bank PJSC
5.875% due 10/11/2028		250		263

First Abu Dhabi Bank PJSC
4.774% due 06/06/2028 (l)		700		712

NBK SPC Ltd.
1.625% due 09/15/2027 •		400		389

Total United Arab Emirates (Cost $2,312)				2,379

UNITED KINGDOM 5.4%

CORPORATE BONDS & NOTES 5.2%

Anglo American Capital PLC
5.500% due 05/02/2033		300		311

Antofagasta PLC
2.375% due 10/14/2030		300		272
5.625% due 09/09/2035		200		204

Avianca Midco 2 PLC
9.000% due 12/01/2028		400		401

Azule Energy Finance PLC
8.125% due 01/23/2030		450		454

Endeavour Mining PLC
7.000% due 05/28/2030		250		258

ICBC Standard Bank PLC
20.000% due 09/18/2029 «	UZS	2,883,000		239

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		$200		151

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Vedanta Resources Finance II PLC
9.475% due 07/24/2030		$200	$	202
10.875% due 09/17/2029		200		210

WE Soda Investments Holding PLC
9.375% due 02/14/2031		200		193
9.500% due 10/06/2028		350		340

				3,235

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canada Square Funding 6 PLC
4.913% due 01/17/2059 •	GBP	70		95

Rochester Financing No. 3 PLC
4.686% due 12/18/2044 •		36		49

				144

Total United Kingdom (Cost $3,298)				3,379

UNITED STATES 8.8%

CONVERTIBLE BONDS & NOTES 0.3%

JPMorgan Chase Financial Co. LLC
0.000% due 04/11/2028 (f)		$200		196

CORPORATE BONDS & NOTES 4.4%

Beignet
6.850% due 06/01/2049 «(a)		600		600

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		200		205

Invepar Holdings LLC
0.000% due 12/31/2049 «(k)		158		0

Kosmos Energy Ltd.
8.750% due 10/01/2031		400		311

Las Vegas Sands Corp.
3.900% due 08/08/2029		400		387
6.000% due 08/15/2029		300		312

Rio Oil Finance Trust
8.200% due 04/06/2028		206		213
9.750% due 01/06/2027		145		150

Southern Copper Corp.
7.500% due 07/27/2035		200		237

Stillwater Mining Co.
4.000% due 11/16/2026		300		297

				2,712

U.S. GOVERNMENT AGENCIES 3.1%

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055		250		236
4.500% due 10/01/2055		250		242
5.000% due 11/01/2055		1,200		1,189
5.500% due 11/01/2055		250		252

				1,919

U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Bonds
1.375% due 11/15/2040		900		588

Total United States (Cost $5,757)				5,415

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
UZBEKISTAN 0.4%

CORPORATE BONDS & NOTES 0.4%

Uzbek Industrial & Construction Bank ATB
21.000% due 07/24/2027	UZS	2,500,000	$	217

Total Uzbekistan (Cost $199)				217

VIRGIN ISLANDS (BRITISH) 0.2%

CORPORATE BONDS & NOTES 0.2%

NWD Finance BVI Ltd.
5.250% due 03/22/2026 •(h)		$200		89

OAS Restructuring BVI Ltd.
5.000% due 03/31/2035 «	BRL	356		3

Total Virgin Islands (British) (Cost $184)				92

		SHARES
SHORT-TERM INSTRUMENTS 1.6%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (j)		248,570		249

		PRINCIPAL AMOUNT (000S)
NIGERIA TREASURY BILLS 1.2%
28.978% due 11/11/2025 - 06/29/2026 (e)(f)	NGN	1,175,443		729

Total Short-Term Instruments (Cost $931)				978

Total Investments in Securities (Cost $62,429)				60,630

		SHARES
INVESTMENTS IN AFFILIATES 6.9%

SHORT-TERM INSTRUMENTS 6.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%

PIMCO Short-Term Floating NAV Portfolio III		437,616		4,262

Total Short-Term Instruments (Cost $4,261)				4,262

Total Investments in Affiliates (Cost $4,261)				4,262

Total Investments 105.2% (Cost $66,690)			$	64,892

Financial Derivative Instruments (m)(n) (0.0)% (Cost or Premiums, net $357)				(25)

Other Assets and Liabilities, net (5.2)%				(3,189)

Net Assets 100.0%			$	61,678

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Coupon represents a 7-Day Yield.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Invepar Holdings LLC 0.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS SA - Exp. 01/21/2039	04/30/2019	0	0	0.00

		$0	$0	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	4.200%	09/19/2025	TBD	(2)	$(431)	$(432)
	4.300	09/19/2025	TBD	(2)	(679)	(679)

Total Reverse Repurchase Agreements						$(1,111)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(1,111)	$0	$(1,111)	$1,164	$53

Total Borrowings and Other Financing Transactions	$0	$(1,111)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,111)	$(1,111)

Total Borrowings	$0	$0	$0	$(1,111)	$(1,111)

Payable for reverse repurchase agreements					$(1,111)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	53

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

(l)	Securities with an aggregate market value of $1,164 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(1,224) at a weighted average interest rate of 4.501%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2025	77	$8,408	$(1)	$3	$0
U.S. Treasury 10-Year Note December Futures	12/2025	23	2,588	10	0	0

				$9	$3	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	3	$(360)	$(9)	$2	$0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	2	(230)	(3)	0	0

				$(12)	$2	$0

Total Futures Contracts				$(3)	$5	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.iTraxx Europe 43 5-Year Index	(1.000)%	Quarterly	06/20/2030	EUR	970	$21	$5	$26	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-41 5-Year Index	1.000%	Quarterly	06/20/2029	$	900	$(27)	$23	$(4)	$0	$(1)
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		200	(6)	4	(2)	0	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		400	31	0	31	1	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		2,500	56	2	58	0	0
CDX.iTraxx Europe 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	210	5	0	5	0	0
CDX.iTraxx Crossover 44 5-Year Index	5.000	Quarterly	12/20/2030		170	21	1	22	0	0

						$80	$30	$110	$1	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	09/17/2035	$	300	$(2)	$0	$(2)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2029		1,800	34	(22)	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,400	(14)	31	17	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,700	44	(27)	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		400	10	(6)	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		200	(4)	1	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		400	13	(1)	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		500	13	(10)	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		1,100	45	(6)	39	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	19	5	24	1	0

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2054	$	200	$(11)	$28	$17	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	34	3	37	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		500	47	(9)	38	1	0
Pay	1-Year BRL-CDI	12.131	Maturity	01/04/2027	BRL	3,500	28	(45)	(17)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	1,100	16	(3)	13	1	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	6,800	3	5	8	0	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	300	(1)	0	(1)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		200	0	0	0	0	(1)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		30	0	1	1	0	0
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030	HUF	184,600	(6)	(4)	(10)	0	0
Pay(5)	6-Month THB-THBFIX	1.000	Quarterly	03/18/2028	THB	6,150	0	0	0	0	0
Receive(5)	6-Month THB-THBFIX	1.000	Quarterly	03/18/2031		3,680	1	0	1	0	0
Pay	28-Day MXN-TIIE	8.207	Lunar	12/08/2025	MXN	3,700	0	0	0	0	0
Pay(5)	28-Day MXN-TIIE	8.207	Lunar	06/19/2028		3,700	0	4	4	0	0

							$269	$(55)	$214	$7	$(3)

Total Swap Agreements							$370	$(20)	$350	$8	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$5	$8	$13	$0	$0	$(4)	$(4)

Cash of $751 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	1,829		$2,134	$0	$(14)
	10/2025	NZD	13		7	0	0
	11/2025		$7	NZD	13	0	0
BOA	10/2025	INR	508		$6	0	0
	10/2025	NZD	9		5	0	0
	11/2025	DOP	6,008		94	0	(2)
	11/2025		$5	NZD	9	0	0
	11/2025	ZAR	182		$10	0	0
BPS	10/2025	CNH	7		1	0	0
	10/2025	NZD	9		5	0	0
	10/2025		$58	PLN	209	0	0
	11/2025	ILS	1,788		$534	0	(6)
	11/2025		$5	NZD	9	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	55

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025	HUF	6,387		$19	$0	$0
BRC	10/2025	PLN	199		55	0	0
	10/2025		$214	TRY	9,202	4	0
	11/2025		370		16,082	6	0
	11/2025	ZAR	1,762		$100	0	(2)
	12/2025		$26	MYR	111	0	0
	12/2025		24	TRY	1,042	0	0
BSH	12/2025	PEN	161		$45	0	(1)
	02/2026		1,518		434	0	(1)
CBK	10/2025	CNH	41		6	0	0
	10/2025	INR	2,150		24	0	0
	10/2025		$5	INR	474	0	0
	10/2025	ZAR	437		$25	0	0
	11/2025	INR	475		5	0	0
	03/2026		$30	CLP	28,779	0	0
DUB	10/2025	EGP	618		$11	0	(2)
	10/2025	ILS	1,610		471	0	(15)
	10/2025	INR	980		11	0	0
	10/2025	KRW	21,294		15	0	0
	10/2025		$9	INR	767	0	0
	11/2025	INR	768		$9	0	0
	11/2025		$471	ILS	1,610	15	0
	11/2025		26	KZT	14,503	0	0
	11/2025	ZAR	4,254		$243	0	(2)
	12/2025		$66	KZT	35,849	0	(2)
	03/2026		176		101,422	0	(2)
FAR	10/2025	INR	2,050		$23	0	0
	10/2025	NZD	6		4	0	0
	10/2025	PLN	222		61	0	0
	10/2025		$13	AUD	20	0	0
	10/2025		33	PLN	121	0	0
	10/2025		28	SGD	35	0	0
	11/2025	AUD	20		$13	0	0
	11/2025	SGD	35		28	0	0
	11/2025		$4	NZD	6	0	0
	12/2025	MXN	7,648		$404	0	(11)
GLM	10/2025	INR	584		7	0	0
	10/2025		$4	THB	134	0	0
	11/2025	DOP	3,538		$58	2	0
	12/2025		$17	KZT	9,563	0	0
	03/2026	DOP	4,510		$71	1	0
	03/2026	EGP	1,103		21	0	0
	03/2026		$68	DOP	4,424	2	0
JPM	10/2025	KRW	36,857		$27	0	0
	10/2025	PLN	132		36	0	0
	11/2025	ZAR	3,767		215	0	(2)
	06/2026	EGP	3,887		72	0	(1)
MBC	10/2025	AUD	20		13	0	0
	10/2025	KRW	29,271		21	0	0
	10/2025	SEK	280		29	0	(1)
	10/2025	SGD	36		28	0	0
	10/2025		$1	CNH	5	0	0
	10/2025		371	EUR	314	0	(3)
	10/2025		10	THB	314	0	0
	11/2025	CNH	5		$1	0	0
	11/2025		$175	EUR	149	0	0
	07/2026	EGP	1,520		$27	0	(2)
	09/2026		1,818		33	0	0
MYI	10/2025		$31	PLN	113	0	0
	12/2025	CZK	181		$9	0	0
	03/2026	EGP	2,837		55	0	0
	04/2026		936		17	0	(1)
	10/2026		$96	AZN	171	1	0
	10/2027		191		352	0	(2)
NGF	10/2025	KRW	48,816		$35	0	0
	12/2025		$23	TRY	992	0	0
SCX	10/2025	INR	509		$6	0	0
	10/2025		$60	EGP	3,108	5	0
	10/2025		178	GBP	133	1	0
	10/2025		6	INR	488	0	0
	10/2025		43	NGN	74,950	8	0

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	GBP	133		$178	$0	$(1)
	11/2025	INR	489		6	0	0
	12/2025	MYR	135		32	0	0
SOG	10/2025		$1,782	EUR	1,515	0	(3)
	10/2025		23	NZD	39	0	0
	11/2025	EUR	1,515		$1,786	3	0
	04/2026	EGP	734		13	0	(1)
	09/2026		9,323		167	0	(2)
SSB	10/2025	GBP	133		179	1	0
UAG	10/2025	ILS	162		47	0	(2)
	10/2025		$531	ILS	1,772	4	0
	10/2025		31	PLN	113	0	0
	10/2025		25	ZAR	437	0	0
	10/2025	ZAR	437		$25	0	0
	11/2025	COP	1,947,964		478	0	(15)
	11/2025		$47	ILS	162	2	0
	11/2025		24	TRY	1,122	2	0
	11/2025	ZAR	1,916		$109	0	(2)
	12/2025	HUF	4,536		14	0	0
	12/2025	PHP	446		8	0	0

Total Forward Foreign Currency Contracts						$57	$(98)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC CDX.IG-44 5-Year Index	Buy	0.600%	10/15/2025	16,000	$22	$1
	Put - OTC CDX.IG-44 5-Year Index	Buy	0.550	11/19/2025	12,400	20	7

Total Purchased Options						$42	$8

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC CDX.IG-44 5-Year Index	Sell	0.800%	10/15/2025	16,000	$(9)	$0
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.750	11/19/2025	12,400	(7)	(2)

						$(16)	$(2)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
UAG	Put - OTC USD versus TRY	TRY	41.600	11/12/2025	140	$(5)	$0
	Call - OTC USD versus TRY		56.900	11/12/2025	140	(4)	(1)

						$(9)	$(1)

Total Written Options						$(25)	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2034	0.345%	$350	$(17)	$(1)	$0	$(18)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability

BPS	Mexico Government International Bonds	1.000%	Quarterly	12/20/2025	0.194%		$150	$1	$(1)	$0	$0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.406		100	0	1	1	0
	Romania Government International Bonds	1.000	Quarterly	12/20/2025	0.593		450	1	0	1	0

BRC	America Movil SAB de CV	1.000	Quarterly	12/20/2025	0.166		800	(20)	22	2	0

DBL	Ping An Insurance (Group)	1.000	Quarterly	06/20/2028	1.040		300	(1)	1	0	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	176	0	2	2	0

GST	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.819		300	3	(1)	2	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2025	0.299		300	0	1	1	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.309		100	0	1	1	0

JPM	Alibaba Group Holding Ltd.	1.000	Quarterly	06/20/2029	0.525		600	3	7	10	0

								$(13)	$33	$20	$0

Total Swap Agreements								$(30)	$32	$20	$(18)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$0	$0	$0	$0	$(14)	$0	$0	$(14)	$(14)	$0	$(14)
BOA	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
BPS	0	0	2	2	(6)	0	0	(6)	(4)	0	(4)
BRC	10	0	2	12	(2)	0	0	(2)	10	0	10
BSH	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
DUB	15	0	2	17	(23)	0	0	(23)	(6)	0	(6)
FAR	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
GLM	5	8	0	13	0	(2)	0	(2)	11	0	11
GST	0	0	4	4	0	0	0	0	4	0	4
JPM	0	0	10	10	(3)	0	0	(3)	7	0	7
MBC	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
MYC	0	0	0	0	0	0	(18)	(18)	(18)	0	(18)
MYI	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
SCX	14	0	0	14	(1)	0	0	(1)	13	0	13
SOG	3	0	0	3	(6)	0	0	(6)	(3)	0	(3)
SSB	1	0	0	1	0	0	0	0	1	0	1
UAG	8	0	0	8	(19)	(1)	0	(20)	(12)	0	(12)

Total Over the Counter	$57	$8	$20	$85	$(98)	$(3)	$(18)	$(119)

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5
Swap Agreements	0	1	0	0	7	8

	$0	$1	$0	$0	$12	$13

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$57	$0	$57
Purchased Options	0	8	0	0	0	8
Swap Agreements	0	20	0	0	0	20

	$0	$28	$0	$57	$0	$85

	$0	$29	$0	$57	$12	$98

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$3	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$98	$0	$98
Written Options	0	2	0	1	0	3
Swap Agreements	0	18	0	0	0	18

	$0	$20	$0	$99	$0	$119

	$0	$21	$0	$99	$3	$123

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$145	$145
Swap Agreements	0	44	0	0	(10)	34

	$0	$44	$0	$0	$135	$179

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(386)	$0	$(386)
Purchased Options	0	(38)	0	0	0	(38)
Written Options	0	12	0	12	0	24
Swap Agreements	0	32	0	0	(5)	27

	$0	$6	$0	$(374)	$(5)	$(373)

	$0	$50	$0	$(374)	$130	$(194)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(115)	$(115)
Swap Agreements	0	37	0	0	23	60

	$0	$37	$0	$0	$(92)	$(55)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17	$0	$17
Purchased Options	0	(34)	0	0	0	(34)
Written Options	0	14	0	2	0	16
Swap Agreements	0	(4)	0	0	0	(4)

	$0	$(24)	$0	$19	$0	$(5)

	$0	$13	$0	$19	$(92)	$(60)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	59

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$598	$0	$598
Sovereign Issues	0	2	0	2
Austria
Corporate Bonds & Notes	0	212	0	212
Azerbaijan
Corporate Bonds & Notes	0	842	0	842
Bermuda
Corporate Bonds & Notes	0	982	0	982
Brazil
Corporate Bonds & Notes	0	2,919	0	2,919
Canada
Corporate Bonds & Notes	0	1,670	0	1,670
Cayman Islands
Convertible Bonds & Notes	0	343	0	343
Corporate Bonds & Notes	0	5,922	0	5,922
Chile
Corporate Bonds & Notes	0	3,007	0	3,007
Colombia
Corporate Bonds & Notes	0	1,681	0	1,681
Sovereign Issues	0	464	0	464
Czech Republic
Corporate Bonds & Notes	0	462	0	462
Dominican Republic
Sovereign Issues	0	426	0	426
Ecuador
Sovereign Issues	0	178	0	178
Egypt
Sovereign Issues	0	631	0	631
Germany
Loan Participations and Assignments	0	285	0	285
Hong Kong
Corporate Bonds & Notes	0	1,034	0	1,034
India
Corporate Bonds & Notes	0	2,069	0	2,069
Indonesia
Corporate Bonds & Notes	0	205	0	205
Ireland
Corporate Bonds & Notes	0	119	54	173
Loan Participations and Assignments	0	0	235	235
Isle of Man
Corporate Bonds & Notes	0	382	0	382
Israel
Corporate Bonds & Notes	0	1,301	0	1,301
Ivory Coast
Loan Participations and Assignments	0	0	586	586
Jersey, Channel Islands
Convertible Bonds & Notes	0	237	0	237
Kazakhstan
Corporate Bonds & Notes	0	1,653	0	1,653
Luxembourg
Corporate Bonds & Notes	0	2,031	0	2,031
Sovereign Issues	0	508	0	508
Mauritius
Corporate Bonds & Notes	0	200	0	200
Mexico
Corporate Bonds & Notes	0	2,705	0	2,705
Morocco
Corporate Bonds & Notes	0	525	0	525
Netherlands
Corporate Bonds & Notes	0	619	0	619
Loan Participations and Assignments	0	0	200	200
Panama
Corporate Bonds & Notes	0	382	0	382
Peru
Corporate Bonds & Notes	0	1,801	0	1,801
Sovereign Issues	0	129	0	129
Philippines
Corporate Bonds & Notes	0	809	0	809
Poland
Corporate Bonds & Notes	0	209	0	209
Qatar
Corporate Bonds & Notes	0	398	0	398

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Republic of Korea
Corporate Bonds & Notes	$0	$204	$0	$204
Romania
Sovereign Issues	0	120	0	120
Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia
Corporate Bonds & Notes	0	1,253	0	1,253
Singapore
Corporate Bonds & Notes	0	1,096	0	1,096
South Africa
Convertible Bonds & Notes	0	383	0	383
Corporate Bonds & Notes	0	599	0	599
Sovereign Issues	0	831	0	831
South Korea
Corporate Bonds & Notes	0	1,384	0	1,384
Sovereign Issues	0	203	0	203
Spain
Corporate Bonds & Notes	0	316	0	316
Supranational
Corporate Bonds & Notes	0	201	0	201
Thailand
Corporate Bonds & Notes	0	410	0	410
Sovereign Issues	0	3	0	3
Turkey
Corporate Bonds & Notes	300	1,682	0	1,982
Ukraine
Sovereign Issues	0	122	0	122
United Arab Emirates
Corporate Bonds & Notes	0	2,379	0	2,379
United Kingdom
Corporate Bonds & Notes	0	2,996	239	3,235
Non-Agency Mortgage-Backed Securities	0	144	0	144
United States
Convertible Bonds & Notes	0	196	0	196
Corporate Bonds & Notes	0	2,112	600	2,712
U.S. Government Agencies	0	1,919	0	1,919
U.S. Treasury Obligations	0	588	0	588
Uzbekistan
Corporate Bonds & Notes	0	217	0	217
Virgin Islands (British)
Corporate Bonds & Notes	0	89	3	92
Short-Term Instruments
Mutual Funds	0	249	0	249
Nigeria Treasury Bills	0	729	0	729

	$300	$58,365	$1,965	$60,630

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,262	$0	$0	$4,262

Total Investments	$4,562	$58,365	$1,965	$64,892

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	13	0	13
Over the counter	0	83	2	85

	$0	$96	$2	$98

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4)	0	(4)
Over the counter	0	(119)	0	(119)

	$0	$(123)	$0	$(123)

Total Financial Derivative Instruments	$0	$(27)	$2	$(25)

Totals	$4,562	$58,338	$1,967	$64,867

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Ireland
Corporate Bonds & Notes	$54	$0	$0	$0	$0	$0	$0	$0	$54	$0
Loan Participations and Assignments	216	0	0	0	0	19	0	0	235	19
Ivory Coast
Loan Participations and Assignments	537	0	0	1	0	48	0	0	586	48
Luxembourg
Corporate Bonds & Notes	0	0	0	0	0	0	0	0	0	0
Mexico	0	0	0	0	0	0	0	0	0	0
Netherlands
Common Stocks	2	1	(1)	0	0	(2)	0	0	0	0
Loan Participations and Assignments	197	0	0	1	0	2	0	0	200	2
Russia
Corporate Bonds & Notes	48	0	0	(1)	0	1	0	0	48	1
United Kingdom
Corporate Bonds & Notes	0	232	0	0	0	7	0	0	239	7
United States
Corporate Bonds & Notes	0	600	0	0	0	0	0	0	600	0
Virgin Islands (British)
Corporate Bonds & Notes	3	0	0	0	0	0	0	0	3	0

	$1,057	$833	$(1)	$1	$0	$75	$0	$0	$1,965	$77

Financial Derivative Instruments - Assets
Over the counter	$2	$0	$0	$0	$0	$0	$0	$0	$2	$1

Totals	$1,059	$833	$(1)	$1	$0	$75	$0	$0	$1,967	$78

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Ireland
Corporate Bonds & Notes	$54	Third Party Vendor	Expected Recovery	6.000	—
Loan Participations and Assignments	235	Discounted Cash Flow	Discount Rate	3.832	—
Ivory Coast
Loan Participations and Assignments	586	Discounted Cash Flow	Discount Rate	5.531	—
Netherlands
Loan Participations and Assignments	200	Discounted Cash Flow	Discount Rate	7.648	—
Russia
Corporate Bonds & Notes	48	Third Party Vendor	Expected Recovery	6.000	—
United Kingdom
Corporate Bonds & Notes	239	Recent Transaction	Purchase Price	100.000	—
United States
Corporate Bonds & Notes	600	Recent Transaction	Purchase Price	100.000	—
Virgin Islands (British)
Corporate Bonds & Notes	3	Expected Recovery	Price	4.985	—

Financial Derivative Instruments - Assets
Over the counter	2	Indicative Market Quotation	Broker Quote	0.939	—

Total	$1,967

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.4%

AZERBAIJAN 0.6%

CORPORATE BONDS & NOTES 0.6%

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026		$700	$700

Southern Gas Corridor CJSC
6.875% due 03/24/2026		3,700	3,746

Total Azerbaijan (Cost $4,416)			4,446

BRAZIL 19.6%

CORPORATE BONDS & NOTES 0.6%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	42,000	2,310

Vale SA
0.000% due 12/29/2049 ~(i)	BRL	27,540	1,857

			4,167

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Oi SA
TBD% due 12/30/2050 «		$2,583	26

SOVEREIGN ISSUES 19.0%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (e)	BRL	751,000	131,817
0.000% due 07/01/2028 (e)		3,000	401

			132,218

Total Brazil (Cost $136,333)			136,411

CAYMAN ISLANDS 0.6%

ASSET-BACKED SECURITIES 0.1%

IFC Emerging Markets Securitization Ltd.
5.454% due 12/31/2035 •		$400	400

CONVERTIBLE BONDS & NOTES 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2025 (e)		104	3
0.000% due 12/31/2026 (e)		139	4
0.000% due 12/31/2027 (e)		173	4
0.000% due 12/31/2028 (e)		277	7
0.000% due 12/31/2029 (e)		277	7
0.000% due 12/31/2030 (e)		346	8
0.000% due 12/31/2031 (e)		346	8
0.000% due 12/31/2032 (e)		654	15

			56

CORPORATE BONDS & NOTES 0.3%

Fish Pond Re Ltd.
7.924% (T-BILL 1MO + 4.020%) due 01/08/2027 ~		250	257

Interoceanica IV Finance Ltd.
0.000% due 11/30/2025 (e)		10	10

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027 ^«(c)		6	1

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (b)		208	5

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (b)		346	7

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (b)		416	7

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (b)		624	9

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (b)		584	9

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (b)		$139	$4

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,200	1,409

Red Dorsal Finance Ltd.
5.875% due 10/12/2031		$475	472

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 ^(b)(c)		20	3

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 ^(b)(c)		20	3

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 ^(b)(c)		40	6

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 ^(b)(c)		61	9

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 ^(b)(c)		61	9

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 ^(b)(c)		29	4

			2,224

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Ziraat
7.138% (TSFR3M + 3.100%) due 06/15/2034 «~		1,400	1,399

Total Cayman Islands (Cost $4,144)			4,079

CHILE 1.6%

SOVEREIGN ISSUES 1.6%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,720,000	1,743
5.000% due 10/01/2028		840,000	873
5.000% due 03/01/2035		615,000	614
5.800% due 10/01/2029		7,465,000	7,913

Total Chile (Cost $11,322)			11,143

CHINA 0.1%

SOVEREIGN ISSUES 0.1%

China Government Bonds
2.750% due 02/17/2032	CNY	3,920	585

Total China (Cost $542)			585

COLOMBIA 3.1%

SOVEREIGN ISSUES 3.1%

Colombia TES
6.000% due 04/28/2028	COP	63,576,500	14,852
6.500% due 01/22/2031 (h)		15,785	4
7.000% due 03/26/2031		4,609,100	983
7.000% due 06/30/2032		1,629,100	333
11.000% due 08/22/2029		20,361,000	5,246

Total Colombia (Cost $20,565)			21,418

CZECH REPUBLIC 0.8%

CORPORATE BONDS & NOTES 0.3%

EP Infrastructure AS
1.816% due 03/02/2031	EUR	2,000	2,121

SOVEREIGN ISSUES 0.5%

Czech Republic Government Bonds
2.000% due 10/13/2033	CZK	42,000	1,696
3.600% due 06/03/2036		1,900	84

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 09/30/2030	CZK	27,900	$1,402

			3,182

Total Czech Republic (Cost $4,721)			5,303

DENMARK 0.0%

Total Denmark (Cost $0)			0

DOMINICAN REPUBLIC 3.0%

SOVEREIGN ISSUES 3.0%

Dominican Republic Central Bank Notes
13.000% due 01/30/2026	DOP	7,080	115

Dominican Republic International Bonds
9.750% due 06/05/2026		34	1
10.500% due 03/15/2037		762,150	13,127
10.750% due 06/01/2036		350,000	6,098
11.250% due 09/15/2035		34,150	606
13.625% due 02/03/2033		33,050	641

Total Dominican Republic (Cost $19,531)			20,588

ECUADOR 0.2%

SOVEREIGN ISSUES 0.2%

Ecuador Government International Bonds
0.000% due 07/31/2030 (e)		$90	69
5.000% due 07/31/2040 þ		20	13
6.900% due 07/31/2030 þ		874	779
6.900% due 07/31/2035 þ		683	512

Total Ecuador (Cost $877)			1,373

EGYPT 1.8%

SOVEREIGN ISSUES 1.8%

Egypt Government Bonds
21.954% due 03/04/2028	EGP	564,900	11,803

Egypt Government International Bonds
4.750% due 04/16/2026	EUR	900	1,060

Total Egypt (Cost $11,755)			12,863

FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%

New Immo Holding SA
2.750% due 11/26/2026		200	233

Total France (Cost $199)			233

GERMANY 0.8%

CORPORATE BONDS & NOTES 0.5%

Deutsche Bank AG
8.010% due 07/18/2034 «	INR	325,000	3,752

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	1,900	2,200

Total Germany (Cost $5,788)			5,952

GHANA 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Ghana Government Bonds
8.350% due 02/16/2027	GHS	6,218	453
8.650% due 02/13/2029		1,000	65
8.800% due 02/12/2030		6,000	377
8.950% due 02/11/2031		13,093	790

Total Ghana (Cost $1,360)			1,685

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY 0.4%

SOVEREIGN ISSUES 0.4%

Hungary Government Bonds
4.750% due 11/24/2032	HUF	307,200	$827
6.750% due 07/23/2031		239,600	732
7.000% due 10/24/2035		298,700	911

Total Hungary (Cost $2,336)			2,470

INDONESIA 0.0%

SOVEREIGN ISSUES 0.0%

Indonesia Treasury Bonds
7.125% due 08/15/2045	IDR	3,808,000	236

Total Indonesia (Cost $238)			236

IRELAND 0.6%

ASSET-BACKED SECURITIES 0.1%

Oak Hill European Credit Partners VII DAC
2.764% due 10/20/2031 •	EUR	516	606

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029		$633	593

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	2,600	3,057

Total Ireland (Cost $4,005)			4,256

ISRAEL 0.2%

SOVEREIGN ISSUES 0.2%

Israel Government Bonds - Fixed
0.500% due 02/27/2026	ILS	4,200	1,250

Total Israel (Cost $1,123)			1,250

IVORY COAST 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Republic of Cote d’Ivoire
5.153% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	2,700	3,165

SOVEREIGN ISSUES 0.1%

Ivory Coast Government International Bonds
4.875% due 01/30/2032		497	558
5.250% due 03/22/2030		100	117

			675

Total Ivory Coast (Cost $3,441)			3,840

JERSEY, CHANNEL ISLANDS 0.0%

CORPORATE BONDS & NOTES 0.0%

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025		63	74

Total Jersey, Channel Islands (Cost $66)			74

KAZAKHSTAN 0.1%

SOVEREIGN ISSUES 0.1%

Development Bank of Kazakhstan JSC
10.950% due 05/06/2026	KZT	244,000	430
13.489% due 05/23/2028		190,000	311

Total Kazakhstan (Cost $877)			741

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KUWAIT 1.0%

SOVEREIGN ISSUES 1.0%

Kuwait International Bonds
4.016% due 10/09/2028 (a)		$6,900	$6,900

Total Kuwait (Cost $6,900)			6,900

LUXEMBOURG 0.1%

CORPORATE BONDS & NOTES 0.1%

Raizen Fuels Finance SA
6.250% due 07/08/2032		500	489

Total Luxembourg (Cost $494)			489

MALAYSIA 9.5%

SOVEREIGN ISSUES 9.5%

Malaysia Government Investment Issue
3.422% due 09/30/2027	MYR	64,040	15,320
4.070% due 09/30/2026		212,580	51,097

Total Malaysia (Cost $66,514)			66,417

MEXICO 7.2%

SOVEREIGN ISSUES 7.2%

Mexico Bonos
7.500% due 05/26/2033	MXN	58,000	2,987
8.500% due 03/02/2028		586,300	32,501
8.500% due 03/01/2029		158,000	8,755
8.500% due 02/28/2030		98,000	5,409

Mexico Udibonos
3.000% due 12/03/2026 (h)		6,926	375

Total Mexico (Cost $46,725)			50,027

NAMIBIA 0.5%

SOVEREIGN ISSUES 0.5%

Namibia International Bonds
5.250% due 10/29/2025		$3,200	3,182

Total Namibia (Cost $3,198)			3,182

NETHERLANDS 0.7%

CORPORATE BONDS & NOTES 0.5%

JAB Holdings BV
4.500% due 04/08/2052		4,200	3,324

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

VEON Amsterdam BV
8.548% (TSFR3M + 4.250%) due 03/25/2027 «~		1,400	1,399

Total Netherlands (Cost $4,611)			4,723

PARAGUAY 0.5%

SOVEREIGN ISSUES 0.5%

Paraguay Government International Bonds
7.900% due 02/09/2031	PYG	12,194,000	1,678
8.500% due 03/04/2035		14,954,000	2,039

Total Paraguay (Cost $3,548)			3,717

PERU 3.5%

CORPORATE BONDS & NOTES 1.0%

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	5,800	1,771
10.100% due 12/15/2043		17,500	5,431

			7,202

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.5%

Peru Government Bonds
7.300% due 08/12/2033	PEN	9,100	$2,923

Peru Government International Bonds
6.150% due 08/12/2032		17,800	5,435
6.950% due 08/12/2031		28,180	8,989

			17,347

Total Peru (Cost $22,353)			24,549

PHILIPPINES 2.6%

SOVEREIGN ISSUES 2.6%

Philippines Government Bonds
6.250% due 02/28/2029	PHP	931,360	16,253
6.500% due 05/19/2029		54,490	961

Philippines Government International Bonds
6.250% due 01/14/2036		40,000	683

Total Philippines (Cost $17,874)			17,897

POLAND 2.6%

SOVEREIGN ISSUES 2.6%

Republic of Poland Government Bonds
2.750% due 10/25/2029	PLN	13,100	3,355
4.500% due 07/25/2030		20,400	5,529
4.750% due 07/25/2029		29,600	8,176
6.000% due 10/25/2033		3,500	1,009

Total Poland (Cost $16,861)			18,069

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
1.375% due 09/12/2026		$800	779

Total Qatar (Cost $775)			779

ROMANIA 0.1%

SOVEREIGN ISSUES 0.1%

Romania Government Bonds
4.250% due 04/28/2036	RON	2,600	470
4.750% due 10/11/2034		200	39

Total Romania (Cost $447)			509

SERBIA 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Tesler
7.884% (EUR003M + 5.850%) due 05/21/2028 «~	EUR	1,000	1,195

SOVEREIGN ISSUES 0.3%

Serbia Treasury Bonds
5.250% due 07/27/2035	RSD	185,500	1,883

Total Serbia (Cost $2,816)			3,078

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		$600	635

Total Singapore (Cost $591)			635

SOUTH AFRICA 5.7%

CORPORATE BONDS & NOTES 0.8%

Eskom Holdings
7.500% due 09/15/2033	ZAR	90,000	4,599

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Transnet
10.000% due 03/30/2029	ZAR	15,000	$849

			5,448

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Transnet SOC Ltd.
11.125% due 03/02/2028 «~		18,500	1,059

SOVEREIGN ISSUES 4.8%

Republic of South Africa Government Bonds
6.250% due 03/31/2036		55,400	2,547
7.000% due 02/28/2031		423,000	23,235
8.000% due 01/31/2030		61,900	3,597
8.500% due 01/31/2037		20,500	1,094
8.875% due 02/28/2035		48,400	2,753

			33,226

Total South Africa (Cost $36,000)			39,733

SUPRANATIONAL 0.7%

CORPORATE BONDS & NOTES 0.7%

European Investment Bank
2.875% due 11/15/2029	PLN	18,800	4,819

Total Supranational (Cost $4,349)			4,819

TURKEY 2.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

SOCAR Turkey Enerji AS
5.535% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	2,500	2,943

Turkiye Vakiflar Bankasi TAO
5.014% (EUR003M + 3.000%) due 12/15/2028 «~		1,000	1,179

			4,122

SOVEREIGN ISSUES 1.6%

Turkiye Government Bonds
27.700% due 09/27/2034	TRY	21,500	491
34.100% due 07/10/2030		67,500	1,644
36.000% due 08/12/2026		184,400	4,385
42.493% (BISTREFI) due 05/20/2026 ~		5,900	144
42.493% (BISTREFI) due 08/19/2026 ~		5,300	129
42.493% (BISTREFI) due 05/17/2028 ~		190,000	4,497

			11,290

Total Turkey (Cost $16,863)			15,412

UGANDA 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Uganda Government Bonds
14.375% due 02/03/2033	UGX	3,094,000	813
15.000% due 06/18/2043		594,400	147
15.800% due 06/23/2039		5,247,100	1,395

Total Uganda (Cost $2,231)			2,355

UKRAINE 0.1%

SOVEREIGN ISSUES 0.1%

Ukraine Government International Bonds
0.000% due 02/01/2034 þ(g)		$365	152
0.000% due 02/01/2035 þ(g)		308	150
0.000% due 08/01/2041 ~		40	32
4.500% due 02/01/2029 þ		187	129
4.500% due 02/01/2036 þ		564	307

Total Ukraine (Cost $688)			770

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 1.7%

CORPORATE BONDS & NOTES 1.4%

ICBC Standard Bank PLC
20.000% due 09/18/2029 «	UZS	48,493,000	$4,018

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$6,700	5,050

Standard Chartered Bank
0.000% due 11/03/2025 «(e)	PKR	148,400	480
0.000% due 12/01/2025 «(e)		165,100	531

			10,079

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Canada Square Funding 6 PLC
4.913% due 01/17/2059 •	GBP	352	475

Rochester Financing No. 3 PLC
4.686% due 12/18/2044 •		291	392

Tower Bridge Funding PLC
4.706% due 12/20/2063 •		86	115

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)		0	1,435

			2,417

Total United Kingdom (Cost $11,799)			12,496

UNITED STATES 4.8%

ASSET-BACKED SECURITIES 0.7%

Bear Stearns Asset-Backed Securities Trust
5.037% due 07/25/2036 ~		$1	1

Citigroup Mortgage Loan Trust, Inc.
4.332% due 07/25/2045 •		64	45

Countrywide Asset-Backed Certificates Trust
4.462% due 11/25/2037 •		886	848

Credit-Based Asset Servicing & Securitization LLC
4.392% due 07/25/2037 •		20	13

Fremont Home Loan Trust
4.572% due 10/25/2036 •		2,724	1,091

GE-WMC Mortgage Securities Trust
4.352% due 08/25/2036 •		21	9

GSAMP Trust
4.342% due 12/25/2036 •		74	37

HSI Asset Loan Obligation Trust
4.392% due 12/25/2036 •		31	9

JP Morgan Mortgage Acquisition Corp.
4.782% due 02/25/2036 •		188	187

MASTR Asset-Backed Securities Trust
4.372% due 01/25/2037 •		162	46

Morgan Stanley ABS Capital I, Inc. Trust
5.037% due 01/25/2035 •		185	188

Morgan Stanley Mortgage Loan Trust
6.488% due 11/25/2036 þ		1,034	224

OneMain Financial Issuance Trust
4.130% due 05/14/2035		1,153	1,152

Residential Asset Securities Corporation Trust
5.232% due 08/25/2035 •		94	94

Securitized Asset-Backed Receivables LLC Trust
4.392% due 12/25/2036 •		234	50

WaMu Asset-Backed Certificates WaMu Trust
4.512% due 05/25/2037 •		1,226	1,092

			5,086

CORPORATE BONDS & NOTES 1.1%

Beignet
6.850% due 06/01/2049 «(a)		7,600	7,600

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%

Ecopetrol SA
TBD% due 04/12/2029 «µ		10,000	10,025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Banc of America Mortgage Trust
5.841% due 07/25/2034 ~		$21	$20

CHL Mortgage Pass-Through Trust
4.812% due 04/25/2046 •		369	106

CitiMortgage Alternative Loan Trust
4.922% due 10/25/2036 •		626	485

Countrywide Alternative Loan Trust
4.552% due 04/25/2047 •		816	758
4.622% due 05/25/2036 •		1,174	443
4.625% due 10/25/2035 ~		6	5
4.832% due 12/25/2035 •		29	27

GSMPS Mortgage Loan Trust
4.622% due 01/25/2036 •		126	102

HarborView Mortgage Loan Trust
6.153% due 10/19/2035 •		224	105

IndyMac INDX Mortgage Loan Trust
4.912% due 07/25/2045 •		133	102

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		105	103

Mortgage Equity Conversion Asset Trust
4.110% due 05/25/2042 •		259	232

New York Mortgage Trust
4.812% due 04/25/2035 •		953	927

Structured Asset Mortgage Investments II Trust
4.648% due 04/19/2035 •		293	283

Structured Asset Securities Corp. Mortgage Loan Trust
6.000% due 10/25/2036		11	11

Tib Finance PLC
7.111% due 11/15/2034 «(k)		800	799

WaMu Mortgage Pass-Through Certificates Trust
4.642% due 05/25/2034 •		124	116
4.993% due 03/25/2037 ~		42	39

			4,663

SOVEREIGN ISSUES 0.6%

Republic of Colombia
1.000% due 04/28/2028 ~	COP	16,507,800	3,863

U.S. GOVERNMENT AGENCIES 0.3%

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.751% due 09/25/2031 •		$18	18

Federal National Mortgage Association REMICS
5.406% due 01/25/2055 •		2,345	2,349

			2,367

		SHARES

WARRANTS 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(k)		1	0

Total United States (Cost $35,785)			33,604

		PRINCIPAL AMOUNT (000S)

UZBEKISTAN 0.4%

CORPORATE BONDS & NOTES 0.3%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$500	543
21.000% due 07/24/2027	UZS	15,540,000	1,348

			1,891

SOVEREIGN ISSUES 0.1%

Republic of Uzbekistan International Bonds
16.625% due 05/29/2027		4,110,000	355

Total Uzbekistan (Cost $2,056)			2,246

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VENEZUELA 0.1%

SOVEREIGN ISSUES 0.1%

Venezuela Government International Bonds
7.750% due 10/13/2029 ^(c)		$2,100	$397
9.250% due 09/15/2027 ^(c)		1,700	415

Total Venezuela (Cost $511)			812

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Zambia Government Bonds
12.000% due 05/03/2028	ZMW	850	33
19.000% due 05/27/2035		1,700	73
19.000% due 06/23/2035		9,500	405
22.000% due 01/22/2029		900	44
23.000% due 01/22/2031		9,300	459

Total Zambia (Cost $894)			1,014

		SHARES

SHORT-TERM INSTRUMENTS 9.0%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (j)		1,113,091	1,113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY TREASURY BILLS 2.0%
6.589% due 10/02/2025 (e)(f)	HUF	4,725,000	$14,224

NIGERIA TREASURY BILLS 2.9%
30.208% due 10/07/2025 - 06/29/2026 ~(d)(e)	NGN	32,514,597	20,095

SOUTH AFRICA TREASURY BILLS 1.2%
7.505% due 06/17/2026 (e)(f)	ZAR	152,100	8,418

U.S. TREASURY BILLS 2.7%
4.141% due 10/21/2025 - 01/27/2026 (d)(e)(m)(o)		$18,962	18,823

Total Short-Term Instruments (Cost $61,046)			62,673

Total Investments in Securities (Cost $599,568)			615,851

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 18.0%

SHORT-TERM INSTRUMENTS 18.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.0%

PIMCO Short Asset Portfolio	5,737,809	$56,294

PIMCO Short-Term Floating NAV Portfolio III	7,081,878	68,970

Total Short-Term Instruments (Cost $125,525)		125,264

Total Investments in Affiliates (Cost $125,525)		125,264

Total Investments 106.4% (Cost $725,093)		$741,115

Financial Derivative Instruments (l)(n) (2.2)% (Cost or Premiums, net $(1,066))		(15,428)

Other Assets and Liabilities, net (4.2)%		(28,954)

Net Assets 100.0%		$696,733

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Security becomes interest bearing at a future date.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Coupon represents a 7-Day Yield.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Tib Finance PLC 7.111% due 11/15/2034	09/18/2024	800	799	0.11

		$800	$799	0.11%

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(265) at a weighted average interest rate of 4.600%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2025	34	$3,825	$31	$0	$(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	8	961	26	0	(4)

				$57	$0	$(5)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond December Futures	12/2025	12	$(1,399)	$(32)	$3	$0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	12	(1,381)	(19)	1	0

				$(51)	$4	$0

Total Futures Contracts				$6	$4	$(5)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	100	$1	$(1)	$0	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.209		$100	1	0	1	0	0

							$2	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	25,300	$(537)	$(45)	$(582)	$0	$(2)
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	EUR	39,300	(867)	(36)	(903)	0	(4)

						$(1,404)	$(81)	$(1,485)	$0	$(6)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day INR-MIBOR Compounded-OIS	5.750%	Semi-Annual	03/18/2031	INR	841,090	$14	$1	$15	$2	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	$	1,700	(6)	19	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		24,100	232	(76)	156	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		11,800	(29)	96	67	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2028		7,100	(43)	0	(43)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		18,300	170	131	301	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		34,700	(828)	263	(565)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		4,200	90	(154)	(64)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,420	220	(179)	41	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	(1)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		600	(3)	(5)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	1	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		300	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		4,800	(312)	168	(144)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		800	(3)	(26)	(29)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		1,900	76	(22)	54	0	0

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2034	$	8,200	$311	$(394)	$(83)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	(19)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		800	(3)	(25)	(28)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,200	(4)	(21)	(25)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,100	(77)	44	(33)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		12,700	237	(175)	62	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		1,200	(79)	35	(44)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		3,000	218	(107)	111	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		5,100	(55)	96	41	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		800	14	(12)	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		500	62	3	65	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055		1,600	2	(40)	(38)	5	0
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026	BRL	51,600	0	(485)	(485)	0	(1)
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		3,390	0	34	34	0	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		37,800	0	284	284	0	0
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		2,720	(28)	(104)	(132)	0	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		49,800	0	719	719	3	0
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		21,200	0	(302)	(302)	0	(1)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		13,500	0	(187)	(187)	0	(1)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		12,300	0	(169)	(169)	0	(1)
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		25,500	0	356	356	1	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		16,600	0	(233)	(233)	0	(1)
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		8,700	0	(104)	(104)	0	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		8,700	0	(104)	(104)	0	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		11,300	0	(119)	(119)	0	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		36,500	0	(461)	(461)	0	(2)
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		21,000	0	211	211	1	0
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		10,900	0	110	110	0	0
Receive	1-Year BRL-CDI	10.872	Maturity	01/04/2027		17,800	0	171	171	1	0
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		18,700	0	168	168	1	0
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		17,600	0	(154)	(154)	0	(1)
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		16,600	0	(145)	(145)	0	(1)
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		21,600	0	178	178	1	0
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		13,800	0	98	98	0	0
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		11,400	0	79	79	0	0
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		59,000	0	351	351	2	0
Pay	1-Year BRL-CDI	12.033	Maturity	01/04/2027		64,500	139	(458)	(319)	0	(2)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		114,700	0	(102)	(102)	0	(21)
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027		44,500	0	21	21	0	0
Receive	1-Year BRL-CDI	14.350	Maturity	01/04/2027		97,700	0	(30)	(30)	1	0
Receive	1-Year BRL-CDI	11.575	Maturity	01/03/2028		7,200	0	52	52	0	0
Receive	1-Year BRL-CDI	11.590	Maturity	01/03/2028		7,200	0	52	52	0	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		13,700	0	(92)	(92)	0	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		19,400	(41)	(293)	(334)	1	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		22,000	0	(188)	(188)	2	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		34,800	0	(285)	(285)	3	0
Receive	1-Year BRL-CDI	11.655	Maturity	01/02/2029		11,400	7	78	85	0	(1)
Receive	1-Year BRL-CDI	11.928	Maturity	01/02/2029		19,500	(10)	123	113	0	(2)
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029		9,200	0	44	44	0	(1)
Receive	1-Year BRL-CDI	12.569	Maturity	01/02/2029		7,700	0	15	15	0	(1)
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029		30,900	0	70	70	0	(3)
Pay	1-Year BRL-CDI	13.055	Maturity	01/02/2029		40,800	0	(26)	(26)	4	0
Pay	1-Year BRL-CDI	13.056	Maturity	01/02/2029		48,300	0	(24)	(24)	5	0
Receive	1-Year BRL-CDI	13.270	Maturity	01/02/2029		15,100	0	1	1	0	(2)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		34,300	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		3,700	0	0	0	0	0
Receive	1-Year BRL-CDI	13.335	Maturity	01/02/2029		17,800	0	(3)	(3)	0	(2)
Pay	1-Year BRL-CDI	13.405	Maturity	01/02/2029		37,800	0	16	16	4	0
Pay	1-Year BRL-CDI	13.425	Maturity	01/02/2029		11,100	0	6	6	1	0
Pay	1-Year BRL-CDI	13.430	Maturity	01/02/2029		21,700	0	11	11	2	0
Receive	1-Year BRL-CDI	13.518	Maturity	01/02/2029		16,400	0	(13)	(13)	0	(2)
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029		16,200	0	(15)	(15)	0	(2)
Receive	1-Year BRL-CDI	13.589	Maturity	01/02/2029		41,900	0	(47)	(47)	0	(5)
Pay	1-Year BRL-CDI	13.680	Maturity	01/02/2029		53,800	0	81	81	6	0
Receive	1-Year BRL-CDI	13.844	Maturity	01/02/2029		9,500	0	(20)	(20)	0	(1)
Receive	1-Year BRL-CDI	13.923	Maturity	01/02/2029		16,500	0	(40)	(40)	0	(2)
Pay	1-Year BRL-CDI	13.998	Maturity	01/02/2029		29,600	0	80	80	3	0
Receive	1-Year BRL-CDI	14.026	Maturity	01/02/2029		11,600	0	(33)	(33)	0	(1)
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029		13,400	0	(48)	(48)	0	(2)
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029		27,200	0	97	97	3	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	14.213%	Maturity	01/02/2029	$	14,700	$0	$54	$54	$2	$0
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029		100	0	0	0	0	0
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029		11,100	0	57	57	1	0
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029		15,800	0	115	115	2	0
Pay	1-Year BRL-CDI	13.575	Maturity	01/02/2031		3,100	0	4	4	1	0
Pay	1-Year BRL-CDI	13.580	Maturity	01/02/2031		3,000	0	4	4	1	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	13,430	(12)	0	(12)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026	IBR	1,568,000	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		750,730	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		2,714,600	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		6,139,610	0	(2)	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.342	Quarterly	09/17/2027		13,980,000	0	(10)	(10)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027		5,366,000	0	(2)	(2)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		1,954,400	0	8	8	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028		10,167,400	0	36	36	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028		12,425,000	0	29	29	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		5,639,500	(42)	31	(11)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	08/09/2028		8,215,400	0	63	63	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		13,156,900	75	(24)	51	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		9,635,600	35	(58)	(23)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	7.530	Quarterly	01/02/2029		3,858,500	(15)	(17)	(32)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		13,489,500	0	(44)	(44)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		27,700,600	0	(204)	(204)	0	(7)
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/09/2029		13,247,000	0	(139)	(139)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	7.805	Quarterly	10/22/2029		17,490,700	(77)	(56)	(133)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.400	Quarterly	03/19/2030		4,977,260	(1)	(11)	(12)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.430	Quarterly	05/15/2030		2,431,900	0	6	6	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.498	Quarterly	05/16/2030		14,012,000	0	25	25	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.725	Quarterly	06/10/2030		1,311,000	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.770	Quarterly	06/10/2030		3,936,000	0	4	4	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	06/10/2030		2,624,000	0	3	3	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/18/2030		7,843,600	6	20	26	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.800	Quarterly	06/18/2030		9,290,000	1	(12)	(11)	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.598	Quarterly	09/17/2030		1,720,000	0	(2)	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.630	Quarterly	09/17/2030		3,765,300	0	(3)	(3)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	09/17/2030		3,133,000	0	2	2	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.710	Quarterly	09/17/2030		12,062,100	0	1	1	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	8.755	Quarterly	09/17/2030		2,508,000	0	1	1	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030		6,926,100	0	71	71	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		4,283,300	0	32	32	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	96	96	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		9,224,540	0	106	106	2	0
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		5,352,000	0	(39)	(39)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		8,000,000	0	119	119	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		8,020,000	0	115	115	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		1,950,700	0	26	26	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		2,414,800	0	36	36	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		4,861,000	0	(8)	(8)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		1,787,200	0	5	5	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		806,250	0	11	11	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033		3,613,140	0	(23)	(23)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		6,032,900	16	91	107	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.525	Quarterly	06/18/2035		3,410,000	1	(21)	(20)	0	0
Receive	3-Month COP-IBR Compounded-OIS	3.554	Annual	06/11/2030		90,300	10	55	65	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	3.575	Annual	07/03/2030		215,200	158	(9)	149	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	1.025	Annual	07/29/2030		3,200	(19)	(1)	(20)	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.735	Annual	08/05/2030		3,300	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.736	Annual	08/12/2030		111,000	0	(41)	(41)	3	0
Pay	3-Month COP-IBR Compounded-OIS	3.708	Annual	08/13/2030		78,700	0	(34)	(34)	2	0
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	17,800	0	86	86	9	0
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		1,800	0	(15)	(15)	0	(1)
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		11,800	0	(83)	(83)	0	(7)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		3,800	0	(31)	(31)	0	(2)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		1,700	0	(15)	(15)	0	(1)
Receive	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		11,800	0	(156)	(156)	0	(7)
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		13,900	13	192	205	10	0
Receive	3-Month PLN-WIBOR	4.015	Annual	04/17/2030		4,000	0	11	11	0	(3)
Receive	3-Month PLN-WIBOR	4.019	Annual	04/18/2030		3,900	0	10	10	0	(3)
Receive	3-Month PLN-WIBOR	4.048	Annual	04/18/2030		2,000	0	5	5	0	(1)
Receive	3-Month PLN-WIBOR	4.049	Annual	04/18/2030		2,800	0	6	6	0	(2)
Receive	3-Month PLN-WIBOR	4.065	Annual	04/18/2030		1,900	0	4	4	0	(1)

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month PLN-WIBOR	3.962%	Annual	05/06/2030	PLN	23,100	$65	$7	$72	$0	$(16)
Receive	3-Month PLN-WIBOR	4.195	Annual	09/29/2030		2,200	0	(1)	(1)	0	(2)
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		3,100	0	60	60	4	0
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	57,400	(2)	(30)	(32)	0	(7)
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		57,100	0	113	113	8	0
Receive	3-Month ZAR-JIBAR	7.860	Quarterly	11/22/2025	ZAR	23,900	0	(3)	(3)	0	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	6	6	0	0
Receive	3-Month ZAR-JIBAR	7.565	Quarterly	03/22/2026		62,800	0	(11)	(11)	0	0
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026		77,900	0	(39)	(39)	0	(1)
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		13,320	11	(4)	7	0	0
Pay	3-Month ZAR-JIBAR	8.195	Quarterly	12/21/2026		207,300	148	51	199	2	0
Receive	3-Month ZAR-JIBAR	8.210	Quarterly	12/21/2026		25,000	(18)	(6)	(24)	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	(13)	(13)	0	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		73,400	18	137	155	1	0
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		20,900	38	40	78	1	0
Receive	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		40,300	(47)	(68)	(115)	0	(1)
Pay	3-Month ZAR-JIBAR	7.685	Quarterly	01/31/2030		65,700	0	114	114	3	0
Receive	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		53,200	(66)	(107)	(173)	0	(2)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		28,200	0	(114)	(114)	0	(1)
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		9,900	0	(41)	(41)	0	(1)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		82,400	(10)	159	149	4	0
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		65,000	0	(124)	(124)	0	(3)
Receive	3-Month ZAR-JIBAR	7.810	Quarterly	03/27/2030		26,400	(5)	(47)	(52)	0	(1)
Receive	3-Month ZAR-JIBAR	7.570	Quarterly	05/27/2030		226,900	(47)	(278)	(325)	0	(11)
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/18/2030		143,960	(43)	(205)	(248)	0	(8)
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		65,000	0	136	136	4	0
Receive	3-Month ZAR-JIBAR	7.650	Quarterly	06/20/2030		36,274	(10)	(48)	(58)	0	(2)
Pay	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		27,616	0	54	54	2	0
Receive	3-Month ZAR-JIBAR	7.270	Quarterly	08/26/2030		80,000	(19)	(33)	(52)	0	(4)
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	08/26/2030		36,000	0	32	32	2	0
Receive	3-Month ZAR-JIBAR	7.040	Quarterly	09/22/2030		79,574	0	(4)	(4)	0	(5)
Receive	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030		15,620	(20)	(1)	(21)	0	(1)
Pay(6)	3-Month ZAR-JIBAR	7.410	Quarterly	10/02/2030		5,170	0	5	5	0	0
Receive	3-Month ZAR-JIBAR	7.710	Quarterly	08/13/2033		70,300	0	(28)	(28)	0	(7)
Receive	3-Month ZAR-JIBAR	9.330	Quarterly	02/09/2034		51,400	(152)	(159)	(311)	0	(6)
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		28,300	22	97	119	3	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	1,530,400	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		8,263,200	43	(45)	(2)	0	(1)
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026		7,364,000	0	130	130	0	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		8,260,000	0	57	57	1	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028		3,048,850	0	43	43	1	0
Receive	6-Month CLP-CHILIBOR	4.335	Semi-Annual	10/01/2028		870,100	0	10	10	0	0
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		708,500	0	(3)	(3)	0	0
Pay	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/01/2028		165,000	0	2	2	0	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		659,600	0	14	14	0	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		784,000	0	(34)	(34)	0	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		1,542,000	(1)	(70)	(71)	0	0
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		469,000	0	(18)	(18)	0	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		2,040,800	49	9	58	0	0
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	11/17/2028		391,900	0	(8)	(8)	0	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	02/14/2029		1,113,400	0	(1)	(1)	0	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	21	21	0	0
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	07/19/2029		5,091,600	0	59	59	0	(2)
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		1,338,400	1	17	18	0	0
Receive	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		451,200	0	7	7	0	0
Receive	6-Month CLP-CHILIBOR	4.555	Semi-Annual	10/08/2029		630,000	0	5	5	0	0
Receive	6-Month CLP-CHILIBOR	4.730	Semi-Annual	10/16/2029		1,380,800	0	1	1	1	0
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030		3,912,400	(19)	(69)	(88)	1	0
Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	04/10/2030		2,650,200	0	6	6	1	0
Pay	6-Month CLP-CHILIBOR	4.690	Semi-Annual	06/18/2030		879,600	0	(5)	(5)	0	0
Receive	6-Month CLP-CHILIBOR	4.715	Semi-Annual	06/18/2030		1,070,200	0	4	4	1	0
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		801,600	0	(20)	(20)	0	0
Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030		58,400	0	(2)	(2)	0	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		3,104,700	0	30	30	0	(3)
Pay	6-Month CLP-CHILIBOR	4.970	Semi-Annual	06/18/2032		805,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		3,056,500	0	(236)	(236)	0	0
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033		3,796,610	0	3	3	0	0
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		601,500	0	(16)	(16)	0	0
Receive(6)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		627,300	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	5.855	Semi-Annual	10/05/2033		1,103,000	0	(64)	(64)	0	0
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		447,000	0	(24)	(24)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	69

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CLP-CHILIBOR	5.870%	Semi-Annual	10/11/2033	CLP	395,800	$0	$(24)	$(24)	$0	$0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		189,900	0	(12)	(12)	0	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		1,831,830	0	(125)	(125)	1	0
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		878,100	0	(76)	(76)	0	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		435,200	0	10	10	0	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		221,600	0	2	2	0	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		365,400	(1)	(4)	(5)	0	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		1,946,800	(18)	8	(10)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		954,600	0	15	15	0	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		493,900	0	10	10	0	0
Pay(6)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		642,200	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		2,020,000	0	(51)	(51)	1	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		893,400	0	19	19	0	0
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035		1,786,000	0	38	38	0	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	06/18/2035		400,700	0	(3)	(3)	0	0
Receive	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	30,160	(25)	(11)	(36)	0	0
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		220,000	300	153	453	0	(2)
Receive	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		36,900	0	(54)	(54)	0	0
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		36,800	10	22	32	0	0
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		105,100	0	65	65	0	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		50,300	0	(21)	(21)	0	0
Pay	6-Month CZK-PRIBOR	3.850	Annual	05/10/2029		5,800	0	0	0	0	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		20,700	0	(12)	(12)	0	0
Receive	6-Month CZK-PRIBOR	3.605	Annual	07/12/2029		86,800	0	35	35	0	0
Receive	6-Month CZK-PRIBOR	3.480	Annual	07/15/2029		112,400	9	62	71	0	0
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		204,900	110	(37)	73	2	0
Receive	6-Month CZK-PRIBOR	3.130	Annual	04/09/2030		95,500	27	129	156	0	(1)
Receive	6-Month CZK-PRIBOR	3.290	Annual	04/30/2030		16,300	0	21	21	0	0
Receive	6-Month CZK-PRIBOR	3.258	Annual	05/05/2030		19,800	0	27	27	0	0
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/06/2030		55,900	0	68	68	0	(1)
Receive	6-Month CZK-PRIBOR	3.410	Annual	05/14/2030		44,400	0	45	45	0	(1)
Receive	6-Month CZK-PRIBOR	3.485	Annual	05/16/2030		3,200	0	3	3	0	0
Pay	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		30,700	0	(35)	(35)	1	0
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030	EUR	2,300	(98)	7	(91)	0	(4)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		200	0	(1)	(1)	0	0
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028	HUF	606,700	(50)	(73)	(123)	1	0
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		327,880	0	80	80	0	(1)
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		1,333,600	132	150	282	0	(3)
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		828,800	(36)	95	59	0	(2)
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		1,208,000	0	129	129	0	(3)
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		635,800	0	72	72	0	(1)
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		277,400	0	41	41	0	(1)
Receive	6-Month HUF-BBR	6.250	Annual	04/09/2030		360,200	3	(1)	2	1	0
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030		789,200	0	(41)	(41)	0	(2)
Pay	6-Month HUF-BBR	6.270	Annual	06/16/2030		719,900	1	(3)	(2)	0	(2)
Receive	6-Month HUF-BBR	6.210	Annual	06/26/2030		1,941,900	(3)	22	19	6	0
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(67)	(67)	0	0
Receive	6-Month HUF-BBR	6.580	Annual	05/16/2035		86,700	0	0	0	0	0
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026	PLN	13,100	0	115	115	0	0
Pay	6-Month PLN-WIBOR	5.620	Annual	03/21/2026		1,500	0	14	14	0	0
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	50	50	0	(5)
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	(81)	(81)	0	(3)
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	52	72	2	0
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		1,600	13	13	26	1	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		6,200	0	(67)	(67)	0	(3)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		47,500	(7)	(448)	(455)	0	(22)
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		5,100	0	58	58	3	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		6,400	0	91	91	3	0
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		17,200	0	170	170	11	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		3,500	0	26	26	2	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		3,100	0	20	20	2	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		13,300	0	(20)	(20)	0	(8)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		13,600	0	(38)	(38)	0	(8)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		5,600	0	(17)	(17)	0	(3)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	215	215	0	(3)
Pay	6-Month PLN-WIBOR	0.925	Annual	10/16/2030		2,000	(81)	(7)	(88)	1	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2025	MXN	13,800	0	4	4	0	0
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027		33,500	0	28	28	1	0
Receive	28-Day MXN-TIIE	7.550	Lunar	03/02/2028		230,800	0	(140)	(140)	0	(3)
Pay(6)	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		13,800	7	31	38	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		118,700	0	121	121	4	0

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	8.250%	Lunar	03/01/2029	MXN	30,400	$(23)	$(33)	$(56)	$0	$(1)
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029		2,900	0	9	9	0	0
Receive	28-Day MXN-TIIE	8.220	Lunar	09/17/2029		50,000	0	(97)	(97)	0	(2)
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		36,300	0	(104)	(104)	0	(2)
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		42,200	26	107	133	2	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		9,700	0	(34)	(34)	0	(1)
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030		83,000	(39)	(288)	(327)	0	(5)
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030		69,600	0	201	201	4	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		122,200	0	(259)	(259)	0	(7)
Pay	28-Day MXN-TIIE	8.360	Lunar	03/13/2030		2,000	0	5	5	0	0
Receive	28-Day MXN-TIIE	8.480	Lunar	03/13/2030		55,500	0	(144)	(144)	0	(3)
Receive	28-Day MXN-TIIE	8.595	Lunar	03/13/2030		74,700	0	(212)	(212)	0	(4)
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030		12,800	0	12	12	1	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		47,800	2	48	50	3	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030		17,900	0	20	20	1	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030		7,700	0	9	9	0	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		45,800	0	31	31	3	0
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030		9,800	0	10	10	1	0
Pay	28-Day MXN-TIIE	7.753	Lunar	04/16/2030		64,100	0	67	67	4	0
Receive	28-Day MXN-TIIE	7.758	Lunar	06/12/2030		66,400	(9)	(61)	(70)	0	(4)
Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030		36,200	0	(39)	(39)	0	(2)
Receive	28-Day MXN-TIIE	7.790	Lunar	06/12/2030		90,300	0	(101)	(101)	0	(6)
Receive	28-Day MXN-TIIE	7.936	Lunar	06/12/2030		130,700	0	(189)	(189)	0	(8)
Pay	28-Day MXN-TIIE	7.500	Lunar	09/11/2030		51,600	0	23	23	3	0
Pay	28-Day MXN-TIIE	7.520	Lunar	09/11/2030		6,200	0	3	3	0	0
Receive	28-Day MXN-TIIE	7.610	Lunar	09/20/2030		48,200	(14)	(20)	(34)	0	(3)
Pay	28-Day MXN-TIIE	7.740	Lunar	09/20/2030		19,800	0	20	20	1	0
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032		10,600	0	25	25	1	0
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034		12,700	0	40	40	1	0
Receive	28-Day MXN-TIIE	8.873	Lunar	11/23/2034		13,400	0	(58)	(58)	0	(1)
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034		18,000	0	(95)	(95)	0	(1)
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034		22,500	0	138	138	1	0
Receive	28-Day MXN-TIIE	8.550	Lunar	02/22/2035		28,800	0	(90)	(90)	0	(1)
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035		38,400	0	(133)	(133)	0	(2)
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035		30,500	0	(107)	(107)	0	(1)
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035		90,800	0	(349)	(349)	0	(4)
Pay	28-Day MXN-TIIE	8.365	Lunar	03/28/2035		79,500	0	192	192	3	0
Receive	28-Day MXN-TIIE	8.285	Lunar	06/06/2035		21,600	0	(46)	(46)	0	(1)

							$604	$(1,889)	$(1,285)	$243	$(378)

Total Swap Agreements							$(798)	$(1,971)	$(2,769)	$243	$(384)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4	$246	$250	$0	$(5)	$(384)	$(389)

(m)

Securities with an aggregate market value of $580 and cash of $6,156 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	71

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $3 for closed swap agreements is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	264		$174	$0	$(1)
	10/2025		$3,248	CAD	4,519	0	(1)
	10/2025		9,719	EUR	8,332	64	0
	11/2025	CAD	4,511		$3,248	1	0
	11/2025		$174	AUD	264	1	0

BOA	10/2025	CNH	5,854		$825	4	0
	10/2025	COP	1,880,592		483	3	0
	10/2025	DOP	47,708		770	10	0
	10/2025	JPY	1,317		9	0	0
	10/2025	MYR	65,653		15,594	0	(14)
	10/2025	PLN	2,448		681	7	0
	10/2025	SGD	174		136	0	0
	10/2025	TWD	25,950		867	14	0
	10/2025		$739	CNH	5,260	0	(1)
	10/2025		175	CNY	1,250	1	0
	10/2025		482	COP	1,880,592	0	(3)
	10/2025		3,578	INR	316,496	0	(18)
	10/2025		6	JPY	850	0	0
	10/2025		398	MYR	1,679	2	0
	10/2025		30	NZD	52	0	0
	10/2025		54	PLN	197	0	0
	10/2025		7,691	TWD	233,454	0	(20)
	11/2025	DOP	139,011		$2,175	0	(38)
	11/2025	NZD	52		30	0	0
	11/2025		$9	JPY	1,313	0	0
	11/2025		1,057	MXN	19,573	7	0
	11/2025		3,889	ZAR	67,759	21	0
	11/2025	ZAR	17,028		$973	0	(10)
	12/2025	CLP	2,143,449		2,222	0	(7)
	12/2025	HUF	4,669,000		13,935	0	(56)
	12/2025	MXN	25,521		1,368	0	(14)
	12/2025	PHP	50,428		881	18	0
	12/2025	PYG	4,497,035		619	0	(19)
	01/2026	ARS	1,540,498		1,087	158	0
	01/2026		$112	ARS	168,623	0	(10)
	02/2026	TRY	402,928		$8,155	0	(508)
	03/2026	CZK	13,961	EUR	571	1	0
	03/2026	EUR	1,574	CZK	38,602	4	0
	04/2026		$275	ARS	445,581	0	(22)
	08/2026		1,301	ZAR	23,525	27	0

BPS	10/2025	AUD	174		$115	0	0
	10/2025	BRL	391,451		64,850	3	(8,703)
	10/2025	EUR	2,037		2,190	0	(205)
	10/2025	IDR	79,540,921		4,741	0	(26)
	10/2025	JPY	1,526		10	0	0
	10/2025	MYR	71,809		17,103	31	0
	10/2025	THB	19,107		596	6	0
	10/2025	TWD	62,409		2,076	25	0
	10/2025		$73,121	BRL	391,451	467	(39)
	10/2025		9,744	CNH	69,397	0	(4)
	10/2025		1,420	CNY	10,107	4	0
	10/2025		12,757	IDR	210,677,691	0	(129)
	10/2025		2,027	KRW	2,809,991	0	(25)
	10/2025		6,346	PLN	23,098	9	(2)
	10/2025		10,889	THB	345,302	0	(222)
	10/2025		47,671	TWD	1,449,381	0	(50)

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	CNY	3,555		$501	$0	$0
	11/2025		$115	AUD	174	0	0
	11/2025		765	BRL	4,098	0	(1)
	11/2025		4,609	CNY	32,589	0	(15)
	11/2025		859	ILS	2,875	9	0
	11/2025		10	JPY	1,521	0	0
	12/2025	CNH	6,304		$889	0	0
	12/2025	MXN	25,214		1,360	0	(5)
	12/2025		$515	CLP	489,151	0	(6)
	12/2025		889	CNY	6,295	0	0
	12/2025		8,735	HUF	2,901,101	0	(42)
	12/2025		4,741	IDR	79,769,691	30	0
	12/2025		1,285	MXN	24,491	42	0
	01/2026	ARS	3,596,721		$2,482	312	0
	01/2026		$2,389	ARS	3,596,461	0	(220)
	03/2026	CZK	24,612	EUR	1,003	0	(3)
	04/2026	ARS	676,967		$452	69	0
	04/2026	BRL	178,300		31,589	0	(484)
	05/2026		$1,736	KWD	529	4	0
	06/2026	ARS	872,701		$476	8	0
	06/2026		$481	KWD	147	2	0
	07/2026	ARS	270,878		$178	34	0
	07/2026		$183	ARS	310,660	0	(19)
	07/2026		777	KWD	237	4	0
	06/2027		597		181	0	(1)
	05/2029	KWD	2,630		$9,040	335	0
	07/2029		295		1,015	37	0
	05/2030		1,713		5,900	204	0
	08/2030		265		893	12	0

BRC	10/2025	BRL	28,879		5,416	3	(13)
	10/2025	CHF	25		31	0	0
	10/2025	EUR	2,549		2,992	0	0
	10/2025	MYR	219,754		52,101	1	(145)
	10/2025	NOK	17		2	0	0
	10/2025	TRY	52,798		1,269	0	(1)
	10/2025		$5,215	BRL	28,879	211	0
	10/2025		26	CHF	21	0	0
	10/2025		326	EUR	278	0	0
	10/2025		1,469	MXN	27,482	29	0
	10/2025		622	MYR	2,616	0	0
	10/2025		511	PLN	1,867	3	0
	10/2025		20,118	TRY	864,293	445	0
	11/2025	CHF	21		$26	0	0
	11/2025	EUR	278		327	0	0
	11/2025		$2	NOK	17	0	0
	11/2025		6,699	TRY	291,573	93	0
	11/2025	ZAR	55,538		$3,154	0	(51)
	12/2025	CZK	12,027		583	2	0
	12/2025	MYR	2,616		624	1	0
	12/2025		$2,997	TRY	132,967	43	0
	02/2026		7,403		352,988	186	0
	08/2026	TRY	184,140		$3,377	0	(89)

BSH	10/2025	BRL	175,200		32,941	23	0
	10/2025		$32,218	BRL	175,200	701	0
	10/2025		9	NZD	15	0	0
	11/2025	NZD	15		$9	0	0
	11/2025	PEN	6,330		1,750	0	(71)
	12/2025		18,439		5,152	0	(150)
	12/2025		$23,246	BRL	128,985	644	0
	12/2025		7,218	PEN	25,703	170	0
	01/2026		10		36	0	0
	02/2026	PEN	12,502		$3,575	0	(12)
	04/2026	BRL	187,400		32,995	0	(714)
	05/2026	PEN	22,528		6,323	0	(124)

CBK	10/2025	BRL	12,811		2,409	2	0
	10/2025	CNY	44,620		6,285	6	0
	10/2025	COP	33,918,415		8,409	0	(216)
	10/2025	EUR	9,072		10,649	14	(15)
	10/2025	GBP	5,238		7,069	25	0
	10/2025	IDR	82,149,265		4,902	0	(21)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	73

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	INR	610,994		$6,902	$30	$0
	10/2025	NGN	715,751		448	0	(34)
	10/2025	NOK	1,641		164	0	0
	10/2025	PEN	5,863		1,678	0	(10)
	10/2025	SGD	23,448		18,327	150	0
	10/2025	THB	500,887		15,587	130	0
	10/2025	TWD	14,878		496	7	0
	10/2025		$2,372	BRL	12,811	35	0
	10/2025		2,675	CNH	19,008	0	(8)
	10/2025		7,141	CNY	50,841	17	0
	10/2025		386	COP	1,880,592	93	0
	10/2025		3,582	IDR	58,916,670	0	(51)
	10/2025		15,236	INR	1,338,435	0	(182)
	10/2025		23,829	KRW	32,918,957	0	(367)
	10/2025		13	NOK	129	0	0
	10/2025		1,312	SGD	1,687	0	(5)
	10/2025		2,444	TWD	74,216	0	(6)
	10/2025	ZAR	13,776		$795	0	(2)
	11/2025	COP	29,577,920		7,103	0	(409)
	11/2025	SGD	848		659	0	0
	11/2025		$2,289	CNY	16,209	0	(5)
	11/2025		3,099	INR	275,719	0	(4)
	11/2025		165	NOK	1,641	0	0
	11/2025		15,587	THB	500,188	0	(112)
	11/2025	ZAR	6,521		$376	0	(1)
	12/2025	CLP	3,704,717		3,843	0	(10)
	12/2025	CNH	6,192		873	0	(1)
	12/2025	TWD	14,908		496	4	0
	12/2025		$7,941	CNY	56,197	0	(8)
	12/2025		126	CZK	2,599	0	0
	12/2025		1,287	EGP	73,395	193	0
	12/2025		4,902	IDR	82,382,129	25	0
	12/2025		3,790	INR	335,814	0	(27)
	12/2025		2,528	PEN	9,052	74	0
	12/2025		496	TWD	14,781	0	(8)
	01/2026	BRL	5,060		$926	0	(4)
	01/2026	CNH	5,994		846	0	0
	01/2026	PEN	10,568		2,966	0	(71)
	01/2026		$544	ARS	852,068	0	(30)
	01/2026		846	CNY	5,981	0	0
	02/2026	GHS	1,829		$128	0	(7)
	03/2026	EGP	22,122		426	0	(3)
	04/2026		$106	ARS	169,941	0	(10)
	06/2026	ARS	554,387		$365	70	0
	07/2026		1,541,228		977	161	0

DUB	10/2025	EGP	7,412		132	0	(23)
	10/2025	ILS	29,387		8,601	0	(271)
	10/2025	INR	445,233		5,012	4	0
	10/2025	KRW	20,629		15	0	0
	10/2025	TWD	2,405		80	1	0
	10/2025		$20,707	CNH	147,235	0	(42)
	10/2025		6,898	INR	609,753	0	(40)
	10/2025		7,695	KRW	10,668,711	0	(91)
	10/2025		212	KZT	118,324	2	0
	11/2025	PKR	54,259		$183	0	(9)
	11/2025		$904	CNY	6,392	0	(2)
	11/2025		8,601	ILS	29,372	267	0
	11/2025		5,012	INR	446,118	0	(4)
	11/2025		345	KZT	192,484	0	0
	11/2025	ZAR	134,111		$7,662	0	(77)
	12/2025	INR	335,814		3,821	58	0
	12/2025	UGX	1,707,486		457	0	(29)
	12/2025		$595	KZT	328,849	0	(10)
	02/2026	PEN	12,658		$3,559	0	(73)
	03/2026		$723	KZT	417,048	0	(6)
	09/2026	EGP	23,768		$426	0	(3)
	09/2026	PKR	92,929		312	0	(5)

FAR	10/2025	AUD	198		129	0	(2)
	10/2025	IDR	8,702,304		520	0	(2)
	10/2025	MYR	6,400		1,527	6	0

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	SGD	49,407		$38,363	$62	$0
	10/2025		$513	AUD	791	10	0
	10/2025		9,042	CNH	64,195	0	(32)
	10/2025		495	CNY	3,536	2	0
	10/2025		3,404	GBP	2,531	0	0
	10/2025		14,467	INR	1,276,011	0	(116)
	10/2025		2,296	JPY	337,607	0	(14)
	10/2025		4,234	PLN	15,444	15	0
	10/2025		15	SGD	20	0	0
	11/2025	GBP	2,531		$3,404	0	0
	11/2025		$130	AUD	198	2	0
	11/2025		38,216	SGD	49,094	0	(58)
	12/2025	MXN	245		$13	0	0
	12/2025		$20,436	BRL	114,614	792	0
	12/2025		10,351	MXN	196,151	273	0

GLM	10/2025	BRL	375,527		$65,043	18	(5,533)
	10/2025	CNH	5,259		736	0	(1)
	10/2025	IDR	78,915,615		4,731	1	0
	10/2025	MYR	2,616		620	0	(2)
	10/2025	NGN	705,495		437	0	(38)
	10/2025	THB	12		0	0	0
	10/2025		$69,139	BRL	375,527	1,429	(11)
	10/2025		712	CNH	5,061	0	(2)
	10/2025		3,707	IDR	61,261,889	0	(35)
	10/2025		4,144	INR	363,622	0	(54)
	10/2025		457	KRW	632,328	0	(7)
	10/2025		1,638	MXN	30,679	34	0
	10/2025		35,389	MYR	148,981	60	(29)
	10/2025		6,346	RON	27,672	37	0
	10/2025		4,969	THB	160,102	0	(28)
	10/2025		139	TWD	4,207	0	(1)
	11/2025	DOP	183,622		$2,897	20	(47)
	11/2025	THB	499		15	0	0
	11/2025		$736	CNH	5,249	1	0
	11/2025		1,039	CNY	7,361	0	(2)
	11/2025		5,049	TRY	220,292	32	0
	12/2025	PHP	51,813		$888	2	0
	12/2025	TRY	39,813		854	0	(50)
	12/2025		$4,731	IDR	79,104,861	0	0
	12/2025		233	KZT	129,783	0	(2)
	01/2026	ARS	296,010		$204	26	0
	01/2026	DOP	182,622		2,955	69	0
	01/2026		$160	ARS	236,352	0	(18)
	02/2026	DOP	134,707		$2,151	29	0
	03/2026		364,977		5,698	27	(50)
	03/2026	EGP	23,615		456	0	(3)
	03/2026		$1,051	DOP	68,372	22	0
	04/2026	ARS	264,180		$177	27	0
	04/2026	BRL	385,300		67,929	8	(1,387)
	06/2026	EGP	21,991		408	0	(3)
	07/2026	ARS	277,135		184	36	0

IND	10/2025	TWD	11,456		380	4	0
	11/2025	MYR	74,760		17,838	68	0
	11/2025		$17,745	MYR	74,760	26	0

JPM	10/2025	BRL	7,647		$1,417	0	(20)
	10/2025	COP	400,146		102	0	0
	10/2025	INR	99,674		1,130	9	0
	10/2025	NGN	704,626		437	0	(37)
	10/2025	PEN	4,304		1,229	0	(10)
	10/2025	TRY	14,395		339	0	(5)
	10/2025	TWD	13,596		457	10	0
	10/2025		$1,407	BRL	7,647	30	0
	10/2025		196	CAD	271	0	(1)
	10/2025		734	CNH	5,213	0	(3)
	10/2025		215	CNY	1,524	0	(1)
	10/2025		3,863	IDR	63,680,577	0	(46)
	10/2025		13,319	KRW	18,465,291	0	(159)
	10/2025		172	KZT	95,139	0	0
	10/2025		336	PLN	1,236	4	0
	10/2025		18,829	THB	606,027	0	(119)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	75

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$3,257	TRY	139,414	$69	$0
	11/2025	BRL	8,848		$1,650	1	0
	11/2025	GHS	2,193		155	0	(17)
	11/2025	ILS	2,754		826	0	(6)
	11/2025	PKR	105,968		358	0	(17)
	11/2025	TRY	5,732		130	0	(3)
	11/2025		$337	CNY	2,382	0	(1)
	11/2025		17,825	MYR	74,749	0	(57)
	11/2025	ZAR	127,419		$7,266	0	(86)
	12/2025		$1,727	COP	6,779,569	0	(16)
	12/2025		7,911	MXN	150,422	236	0
	06/2026	EGP	20,030		$371	0	(3)
	06/2026	ZAR	152,100		8,583	0	(48)

MBC	10/2025	CNH	65,857		9,248	4	0
	10/2025	EUR	309		361	0	(2)
	10/2025	GBP	2,531		3,382	0	(22)
	10/2025	IDR	8,777,428		533	7	0
	10/2025	JPY	756		5	0	0
	10/2025	KRW	3,441,578		2,469	17	0
	10/2025	NOK	17		2	0	0
	10/2025	PLN	2,572		709	1	0
	10/2025	SGD	861		668	1	0
	10/2025		$10,541	CNH	74,925	0	(25)
	10/2025		9,772	EUR	8,272	0	(60)
	10/2025		13,027	KRW	18,104,951	0	(123)
	10/2025		56,342	SGD	72,206	0	(366)
	11/2025	INR	99,197		$1,114	1	0
	11/2025		$7,557	CNH	53,706	0	(1)
	11/2025		1,852	INR	164,960	0	0
	11/2025		5	JPY	754	0	0
	11/2025		2	NOK	17	0	0
	12/2025	CNH	189,500		$26,234	0	(478)
	12/2025	HUF	150,960		458	6	0
	12/2025	PEN	2,527		719	0	(8)
	01/2026	CNH	6,786		960	1	0
	01/2026		$960	CNY	6,779	0	(1)
	02/2026	ILS	4,221		$1,154	0	(121)
	09/2026	EGP	38,927		699	0	(5)

MYI	10/2025	BRL	12,900		2,121	0	(302)
	10/2025	COP	94,200		24	0	0
	10/2025	JPY	28,851		193	0	(2)
	10/2025	THB	18,207		575	13	0
	10/2025		$2,425	BRL	12,900	0	(2)
	10/2025		10,630	CNH	75,643	0	(14)
	10/2025		1,443	CNY	10,279	4	0
	10/2025		851	ILS	2,858	11	0
	10/2025		25	JPY	3,758	0	0
	10/2025		18,282	MYR	77,172	66	0
	10/2025		3,463	PLN	12,535	0	(15)
	11/2025	BRL	23,110		$4,135	0	(165)
	11/2025		$15,455	INR	1,376,101	0	(9)
	11/2025		193	JPY	28,751	2	0
	12/2025	CZK	17,764	EUR	704	0	(28)
	12/2025	EUR	2,948	CZK	72,332	19	0
	12/2025	MXN	43,501		$2,316	0	(40)
	12/2025		$18,861	CZK	388,861	0	(72)
	02/2026	CZK	23,665	EUR	963	0	(6)
	03/2026	EGP	49,359		$955	0	(6)
	10/2026		$685	AZN	1,226	7	0
	10/2027		1,370		2,521	0	(14)

NGF	10/2025		3,226	IDR	53,398,497	0	(25)
	10/2025		17,585	KRW	24,457,899	0	(154)
	10/2025		3,457	TRY	149,759	61	0
	11/2025		313		13,644	2	0
	12/2025		126		5,503	0	0

RYL	10/2025	SGD	22		$17	0	0

SCX	10/2025	BRL	12,725		2,392	1	0
	10/2025	IDR	64,911,391		3,888	0	(3)
	10/2025	INR	283,533		3,189	0	0

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	NGN	21,066		$13	$0	$(1)
	10/2025		$2,393	BRL	12,725	0	(2)
	10/2025		7,742	CNH	55,012	0	(21)
	10/2025		5,787	CNY	41,202	10	0
	10/2025		9,527	GBP	7,122	52	0
	10/2025		3,603	IDR	59,243,258	0	(52)
	10/2025		6,704	INR	591,704	0	(50)
	10/2025		131	JPY	19,240	0	(1)
	10/2025		412	NGN	721,671	74	0
	10/2025		3,172	PEN	11,064	13	0
	11/2025	GBP	7,122		$9,528	0	(52)
	11/2025	MYR	74,749		17,745	0	(23)
	11/2025	PKR	49,332		171	0	(3)
	11/2025		$3,189	INR	284,083	0	0
	12/2025	CZK	13,248		$646	6	0
	12/2025	PHP	371,228		6,505	155	0
	12/2025	PKR	77,364		269	0	(3)
	12/2025	UGX	1,707,493		457	0	(29)
	12/2025		$2,392	BRL	12,907	0	(1)
	12/2025		1,554	CNY	10,977	0	(3)
	12/2025		4,368	CZK	89,603	0	(39)
	12/2025		3,888	IDR	65,075,448	4	0
	01/2026	CNH	19,624		$2,774	2	0
	01/2026		$2,774	CNY	19,595	0	(1)
	04/2026	NGN	939,344		$543	0	(61)

SOG	10/2025	AUD	155		102	0	0
	10/2025	BRL	31,415		5,886	0	(16)
	10/2025	EUR	4,952		5,824	10	0
	10/2025	JPY	62,830		422	0	(3)
	10/2025	KRW	3,365,736		2,441	42	0
	10/2025	NZD	67		39	0	0
	10/2025	RON	1,587		368	2	0
	10/2025	TWD	27,473		913	10	0
	10/2025		$5,907	BRL	31,415	0	(4)
	10/2025		1,198	JPY	176,174	0	(7)
	10/2025		5,945	RON	25,896	29	0
	11/2025	COP	7,573,501		$1,858	0	(64)
	11/2025		$102	AUD	155	0	0
	11/2025		5,836	EUR	4,952	0	(10)
	11/2025		422	JPY	62,612	3	0
	12/2025	HUF	177,748		$532	0	0
	12/2025		$5,886	BRL	31,862	15	0
	12/2025		2,962	CLP	2,812,122	0	(37)
	03/2026		1,349		1,307,002	10	0
	09/2026	EGP	162,227		$2,913	0	(26)

SSB	10/2025	GBP	1,884		2,540	6	0
	10/2025	IDR	8,307,931		504	6	0
	10/2025	INR	138,899		1,578	16	0
	10/2025	KRW	1,721,564		1,228	1	0
	10/2025	TWD	12,080		395	0	(2)
	10/2025		$876	BRL	4,814	29	0
	10/2025		721	KRW	1,010,788	0	(1)
	11/2025		416	PEN	1,536	26	0
	12/2025		1,165	MXN	22,076	31	0
	03/2026	CLP	2,806,982		$2,960	43	0

UAG	10/2025	CAD	4,784		3,479	41	0
	10/2025	ILS	2,951		862	0	(29)
	10/2025	JPY	441,800		2,998	11	0
	10/2025	PLN	2,855		782	0	(3)
	10/2025		$8,837	ILS	29,482	63	0
	10/2025		166	INR	14,696	0	(1)
	10/2025		157	NOK	1,601	3	0
	10/2025		3,448	PLN	12,518	0	(5)
	10/2025		797	ZAR	13,775	0	0
	10/2025	ZAR	13,782		$797	0	0
	11/2025		$18	COP	74,660	1	0
	11/2025		862	ILS	2,949	28	0
	11/2025		112	TRY	5,288	11	0
	11/2025	ZAR	60,411		$3,427	0	(59)
	12/2025	EUR	704	CZK	17,763	28	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	77

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received		Unrealized Appreciation/ (Depreciation)
					Asset	Liability
	12/2025	$6,224	HUF	2,060,327	$0	$(50)
	12/2025	819	PHP	47,027	0	(15)
	01/2026	1,536	TRY	73,225	89	0

Total Forward Foreign Currency Contracts					$10,504	$(25,550)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC CDX.IG-44 5-Year Index	Buy	0.550%	11/19/2025	34,900	$58	$21

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	4,258	$19	$23
	Put - OTC EUR versus HUF	HUF	386.000	12/18/2025	18,104	103	74
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	8,600	13	9
	Call - OTC USD versus HKD		7.800	08/24/2026	13,400	19	14
	Put - OTC USD versus MXN	MXN	18.250	11/19/2025	15,163	114	128
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	11,007	540	593

GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,100	3	2
	Put - OTC USD versus JPY	JPY	144.000	11/12/2025	14,757	181	77

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	8,100	11	8
	Call - OTC USD versus HKD		7.800	08/24/2026	4,600	7	5

MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	4,011	17	19
	Put - OTC EUR versus CZK		24.250	02/13/2026	2,788	12	16
	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	7,586	124	233

						$1,163	$1,201

Total Purchased Options						$1,221	$1,222

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC CDX.IG-44 5-Year Index	Sell	0.750%	11/19/2025	34,900	$(21)	$(6)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	8,600	$(5)	$(6)
	Call - OTC USD versus HKD		7.850	08/24/2026	13,400	(6)	(9)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	22,015	(546)	(570)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,100	(1)	(1)
	Put - OTC USD versus JPY	JPY	140.000	11/12/2025	14,757	(86)	(23)
	Call - OTC USD versus TRY	TRY	53.500	12/11/2025	7,423	(241)	(56)

JPM	Put - OTC USD versus MXN	MXN	18.250	11/19/2025	7,942	(38)	(67)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	8,100	(4)	(5)
	Call - OTC USD versus HKD		7.850	08/24/2026	4,600	(2)	(3)

MYI	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	7,586	(26)	(33)
	Call - OTC USD versus BRL		5.800	11/07/2025	7,586	(97)	(14)

UAG	Put - OTC USD versus TRY	TRY	41.600	11/12/2025	660	(25)	(1)
	Call - OTC USD versus TRY		56.900	11/12/2025	660	(18)	(2)
	Put - OTC USD versus TRY		42.635	01/07/2026	3,085	(105)	(7)
	Call - OTC USD versus TRY		56.750	01/07/2026	3,085	(70)	(30)
	Put - OTC USD versus TRY		42.800	01/08/2026	4,768	(163)	(13)
	Call - OTC USD versus TRY		56.750	01/08/2026	4,768	(109)	(47)

						$(1,542)	$(887)

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.065%	11/20/2025	7,550	$(18)	$(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.065	11/20/2025	7,550	(18)	(13)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.035	12/10/2025	92,200	(36)	(29)
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	7.035	12/10/2025	92,200	(36)	(34)
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.475	11/24/2025	4,200	(16)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.475	11/24/2025	4,200	(16)	(13)

DBL	Call - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Receive	3.890	12/29/2025	16,600	(5)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.890	12/29/2025	16,600	(5)	(6)

GST	Call - OTC 5-Year Interest Rate Swap	3-Month HUF-SOFR	Receive	6.190	11/14/2025	450,860	(13)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month HUF-SOFR	Pay	6.190	11/14/2025	450,860	(13)	(10)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month HUF-BUBOR	Receive	6.110	12/23/2025	125,950	(3)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month HUF-BUBOR	Pay	6.110	12/23/2025	125,950	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Receive	4.135	12/03/2025	2,100	(8)	(11)
	Put - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Pay	4.135	12/03/2025	2,100	(9)	(6)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.310	10/02/2025	13,600	(4)	(10)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.080	12/31/2025	6,950	(3)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	7.080	12/31/2025	6,950	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month PLN-WIBOR	Receive	4.445	12/18/2025	850	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month PLN-WIBOR	Pay	4.445	12/18/2025	850	(3)	(3)

							$(215)	$(176)

Total Written Options							$(1,778)	$(1,069)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Brazil Government International Bonds	(1.000)%	Quarterly	06/20/2029	0.978%	$	4,600	$107	$(112)	$0	$(5)
	Brazil Government International Bonds	(1.000)	Quarterly	12/20/2029	1.092		1,900	57	(51)	6	0
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.410		100	(2)	0	0	(2)

BRC	Brazil Government International Bonds	(1.000)	Quarterly	12/20/2029	1.092		700	23	(21)	2	0
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2028	0.318		1,200	(24)	(1)	0	(25)
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.410		200	(4)	(1)	0	(5)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2033	0.932		4,100	(10)	(11)	0	(21)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.963		1,200	(10)	7	0	(3)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2034	0.991		1,110	(4)	3	0	(1)

GST	Brazil Government International Bonds	(1.000)	Quarterly	06/20/2029	0.978		1,100	25	(26)	0	(1)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	1.038		200	0	1	1	0

								$158	$(212)	$9	$(63)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Peru Government International Bonds	1.000%	Quarterly	12/20/2029	0.561%	$	100	$1	$1	$2	$0

BPS	Mexico Government International Bonds	1.000	Quarterly	12/20/2025	0.194		1,350	7	(4)	3	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.406		600	1	7	8	0
	Romania Government International Bonds	1.000	Quarterly	12/20/2025	0.593		2,150	3	(1)	2	0

BRC	Peru Government International Bonds	1.000	Quarterly	12/20/2029	0.561		200	1	2	3	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.634		9,600	135	20	155	0
	South Korea Government International Bonds	1.000	Quarterly	12/20/2025	0.133		1,100	7	(5)	2	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2025	0.632		2,400	1	2	3	0

CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.410		3,700	(21)	59	38	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745		50	(1)	2	1	0

GST	Israel Government International Bonds	1.000	Quarterly	12/20/2025	0.299		2,400	3	1	4	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.309		400	0	2	2	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.681		400	6	0	6	0

JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745		75	(1)	2	1	0
	State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	1.611		200	2	3	5	0

								$144	$91	$235	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	79

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Floating rate equal to 1-Day KRW-SOFR less 0.394% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2029	KRW	5,114,470	$	3,706	$(28)	$4	$3,681	$(3,705)

BRC	Floating rate equal to 1-Day INR-SOFR based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR Compounded-OIS plus 0.640% based on the notional amount of currency delivered	Maturity	03/18/2031	$	4,512	INR	404,660	50	(5)	4,556	(4,511)

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.638% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031		4,913	PHP	280,658	(35)	13	4,913	(4,935)

									$(13)	$12	$13,150	$(13,151)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	1-Year BRL-CDI	7.728%	Maturity	01/04/2027	BRL	21,000	$0	$(529)	$0	$(529)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(27)	0	(27)

								$0	$(556)	$0	$(556)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	USD versus INR 1-Year ATM Realized Volatility	3.600%	Maturity	11/24/2025	$	14	$0	$(9)	$0	$(9)
	Receive	USD versus INR 1-Year ATM Realized Volatility	3.725	Maturity	11/26/2025		8	0	(4)	0	(4)

SCX	Receive	USD versus INR 1-Year ATM Realized Volatility	3.450	Maturity	11/21/2025		9	0	(7)	0	(7)

								$0	$(20)	$0	$(20)

Total Swap Agreements								$289	$(685)	$13,394	$(13,790)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$66	$0	$0	$66	$(2)	$0	$0	$(2)	$64	$0	$64
BOA	277	841	8	1,126	(740)	(691)	(7)	(1,438)	(312)	158	(154)
BPS	1,647	0	3,694	5,341	(10,201)	0	(3,705)	(13,906)	(8,565)	8,496	(69)
BRC	1,017	0	4,721	5,738	(299)	0	(4,566)	(4,865)	873	(910)	(37)
BSH	1,538	0	0	1,538	(1,071)	0	0	(1,071)	467	(300)	167
CBK	1,036	0	39	1,075	(1,627)	0	0	(1,627)	(552)	612	60
DBL	0	0	0	0	0	(9)	0	(9)	(9)	0	(9)
DUB	332	0	0	332	(685)	0	0	(685)	(353)	321	(32)
FAR	1,162	0	0	1,162	(224)	0	0	(224)	938	(790)	148
GLM	1,878	100	4,913	6,891	(7,303)	(86)	(5,491)	(12,880)	(5,989)	5,781	(208)
GST	0	0	13	13	0	(16)	(1)	(17)	(4)	0	(4)
IND	98	0	0	98	0	0	0	0	98	0	98
JPM	359	0	6	365	(655)	(90)	(13)	(758)	(393)	(210)	(603)
MBC	38	13	0	51	(1,212)	(8)	0	(1,220)	(1,169)	1,287	118

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
MYC	$0	$0	$0	$0	$0	$(22)	$0	$(22)	$(22)	$0	$(22)
MYI	122	268	0	390	(675)	(47)	0	(722)	(332)	323	(9)
NGF	63	0	0	63	(179)	0	0	(179)	(116)	0	(116)
SCX	317	0	0	317	(345)	0	(7)	(352)	(35)	0	(35)
SOG	121	0	0	121	(167)	0	0	(167)	(46)	0	(46)
SSB	158	0	0	158	(3)	0	0	(3)	155	0	155
UAG	275	0	0	275	(162)	(100)	0	(262)	13	0	13

Total Over the Counter	$10,504	$1,222	$13,394	$25,120	$(25,550)	$(1,069)	$(13,790)	$(40,409)

(o)

Securities with an aggregate market value of $16,979 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	0	0	0	246	246

	$0	$0	$0	$0	$250	$250

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,504	$0	$10,504
Purchased Options	0	21	0	1,201	0	1,222
Swap Agreements	0	244	0	13,150	0	13,394

	$0	$265	$0	$24,855	$0	$25,120

	$0	$265	$0	$24,855	$250	$25,370

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	81

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5
Swap Agreements	0	6	0	0	378	384

	$0	$6	$0	$0	$383	$389

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,550	$0	$25,550
Written Options	0	6	0	887	176	1,069
Swap Agreements	0	63	0	13,171	556	13,790

	$0	$69	$0	$39,608	$732	$40,409

	$0	$75	$0	$39,608	$1,115	$40,798

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$249	$249
Swap Agreements	0	(79)	0	0	(430)	(509)

	$0	$(79)	$0	$0	$(181)	$(260)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,538	$0	$23,538
Purchased Options	0	(51)	0	288	0	237
Written Options	0	0	0	967	(20)	947
Swap Agreements	152	19	0	(54)	(73)	44

	$152	$(32)	$0	$24,739	$(93)	$24,766

	$152	$(111)	$0	$24,739	$(274)	$24,506

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(82)	$(82)
Swap Agreements	0	(82)	0	0	(1,955)	(2,037)

	$0	$(82)	$0	$0	$(2,037)	$(2,119)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,077)	$0	$(19,077)
Purchased Options	0	(36)	0	346	0	310
Written Options	0	15	0	511	32	558
Swap Agreements	0	(196)	0	25	(116)	(287)

	$0	$(217)	$0	$(18,195)	$(84)	$(18,496)

	$0	$(299)	$0	$(18,195)	$(2,121)	$(20,615)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$4,446	$0	$4,446
Brazil
Corporate Bonds & Notes	0	4,167	0	4,167
Loan Participations and Assignments	0	0	26	26
Sovereign Issues	0	132,218	0	132,218
Cayman Islands
Asset-Backed Securities	0	400	0	400
Convertible Bonds & Notes	0	56	0	56
Corporate Bonds & Notes	0	814	1,410	2,224
Loan Participations and Assignments	0	0	1,399	1,399

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Chile
Sovereign Issues	$0	$11,143	$0	$11,143
China
Sovereign Issues	0	585	0	585
Colombia
Sovereign Issues	0	21,418	0	21,418
Czech Republic
Corporate Bonds & Notes	0	2,121	0	2,121
Sovereign Issues	0	3,182	0	3,182
Dominican Republic
Sovereign Issues	0	20,588	0	20,588

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Ecuador
Sovereign Issues	$0	$1,373	$0	$1,373
Egypt
Sovereign Issues	0	12,863	0	12,863
France
Corporate Bonds & Notes	0	233	0	233
Germany
Corporate Bonds & Notes	0	0	3,752	3,752
Loan Participations and Assignments	0	2,200	0	2,200
Ghana
Sovereign Issues	0	1,685	0	1,685
Hungary
Sovereign Issues	0	2,470	0	2,470
Indonesia
Sovereign Issues	0	236	0	236
Ireland
Asset-Backed Securities	0	606	0	606
Corporate Bonds & Notes	0	593	0	593
Loan Participations and Assignments	0	0	3,057	3,057
Israel
Sovereign Issues	0	1,250	0	1,250
Ivory Coast
Loan Participations and Assignments	0	0	3,165	3,165
Sovereign Issues	0	675	0	675
Jersey, Channel Islands
Corporate Bonds & Notes	0	74	0	74
Kazakhstan
Sovereign Issues	0	741	0	741
Kuwait
Sovereign Issues	6,900	0	0	6,900
Luxembourg
Corporate Bonds & Notes	0	489	0	489
Malaysia
Sovereign Issues	0	66,417	0	66,417
Mexico
Sovereign Issues	0	50,027	0	50,027
Namibia
Sovereign Issues	0	3,182	0	3,182
Netherlands
Corporate Bonds & Notes	0	3,324	0	3,324
Loan Participations and Assignments	0	0	1,399	1,399
Paraguay
Sovereign Issues	0	3,717	0	3,717
Peru
Corporate Bonds & Notes	0	7,202	0	7,202
Sovereign Issues	0	17,347	0	17,347
Philippines
Sovereign Issues	0	17,897	0	17,897
Poland
Sovereign Issues	0	18,069	0	18,069
Qatar
Corporate Bonds & Notes	0	779	0	779
Romania
Sovereign Issues	0	509	0	509
Serbia
Loan Participations and Assignments	0	0	1,195	1,195
Sovereign Issues	0	1,883	0	1,883
Singapore
Corporate Bonds & Notes	0	635	0	635
South Africa
Corporate Bonds & Notes	0	5,448	0	5,448
Loan Participations and Assignments	0	0	1,059	1,059
Sovereign Issues	0	33,226	0	33,226

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Supranational
Corporate Bonds & Notes	$0	$4,819	$0	$4,819
Turkey
Loan Participations and Assignments	0	0	4,122	4,122
Sovereign Issues	0	11,290	0	11,290
Uganda
Sovereign Issues	0	2,355	0	2,355
Ukraine
Sovereign Issues	0	770	0	770
United Kingdom
Corporate Bonds & Notes	0	5,050	5,029	10,079
Non-Agency Mortgage-Backed Securities	0	2,417	0	2,417
United States
Asset-Backed Securities	0	5,086	0	5,086
Corporate Bonds & Notes	0	0	7,600	7,600
Loan Participations and Assignments	0	0	10,025	10,025
Non-Agency Mortgage-Backed Securities	0	3,864	799	4,663
Sovereign Issues	0	3,863	0	3,863
U.S. Government Agencies	0	2,367	0	2,367
Uzbekistan
Corporate Bonds & Notes	0	1,891	0	1,891
Sovereign Issues	0	355	0	355
Venezuela
Sovereign Issues	0	812	0	812
Zambia
Sovereign Issues	0	1,014	0	1,014
Short-Term Instruments
Mutual Funds	0	1,113	0	1,113
Hungary Treasury Bills	0	14,224	0	14,224
Nigeria Treasury Bills	0	20,095	0	20,095
South Africa Treasury Bills	0	8,418	0	8,418
U.S. Treasury Bills	0	18,823	0	18,823

	$6,900	$564,914	$44,037	$615,851

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$125,264	$0	$0	$125,264

Total Investments	$132,164	$564,914	$44,037	$741,115

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	247	0	247
Over the counter	0	25,120	0	25,120

	$0	$25,367	$0	$25,367

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(389)	0	(389)
Over the counter	0	(40,409)	0	(40,409)

	$0	$(40,798)	$0	$(40,798)

Total Financial Derivative Instruments	$0	$(15,431)	$0	$(15,431)

Totals	$132,164	$549,483	$44,037	$725,684

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	83

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$26	$0	$0	$39	$0	$(39)	$0	$0	$26	$(39)
Cayman Islands
Corporate Bonds & Notes	0	1,404	0	0	0	6	0	0	1,410	6
Loan Participations and Assignments(3)	1,367	0	0	0	0	32	0	0	1,399	32
Germany
Corporate Bonds & Notes	3,904	0	0	0	0	(152)	0	0	3,752	(152)
Ireland
Loan Participations and Assignments	2,806	0	0	1	0	250	0	0	3,057	250
Ivory Coast
Loan Participations and Assignments	3,724	0	(874)	3	(26)	338	0	0	3,165	264
Netherlands
Loan Participations and Assignments	1,379	0	0	5	0	15	0	0	1,399	15
Serbia
Loan Participations and Assignments	0	1,165	0	0	0	30	0	0	1,195	30
South Africa
Loan Participations and Assignments	1,199	0	(210)	2	15	53	0	0	1,059	58
Turkey
Loan Participations and Assignments	1,073	0	0	0	0	107	2,942	0	4,122	106
United Kingdom
Corporate Bonds & Notes	1,924	3,902	(1043)	138	(25)	133	0	0	5,029	65
United States
Corporate Bonds & Notes	0	7,600	0	0	0	0	0	0	7,600	0
Loan Participations and Assignments	0	10,025	0	0	0	0	0	0	10,025	0
Non-Agency Mortgage-Backed Securities	783	0	0	0	0	16	0	0	799	16

Totals	$18,185	$24,096	$(2,127)	$188	$(36)	$789	$2,942	$0	$44,037	$651

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$26	Other Valuation Techniques(2)	—	—	—
Cayman Islands
Corporate Bonds & Notes	1,410	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	1,399	Discounted Cash Flow	Discount Rate	6.572	—
Germany
Corporate Bonds & Notes	3,752	Discounted Cash Flow	Discount Rate	7.462	—
Ireland
Loan Participations and Assignments	3,057	Discounted Cash Flow	Discount Rate	3.832	—
Ivory Coast
Loan Participations and Assignments	3,165	Discounted Cash Flow	Discount Rate	5.531	—
Netherlands
Loan Participations and Assignments	1,399	Discounted Cash Flow	Discount Rate	7.648	—

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Serbia
Loan Participations and Assignments	$1,195	Discounted Cash Flow	Discount Rate	8.730	—
South Africa
Loan Participations and Assignments	1,059	Discounted Cash Flow	Discount Rate	11.702	—
Turkey
Loan Participations and Assignments	1,180	Discounted Cash Flow	Discount Rate	4.794	—
	2,942	Third Party Vendor	Broker Quote	100.250	—
United Kingdom
Corporate Bonds & Notes	1,011	Other Valuation Techniques(2)	—	—	—
	4,018	Recent Transaction	Purchase Price	100.000	—
United States
Corporate Bonds & Notes	7,600	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	10,025	Recent Transaction	Purchase Price	100.250	—
Non-Agency Mortgage-Backed Securities	799	Discounted Cash Flow	Discount Rate	6.392	—

Total	$44,037

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	85

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 4.3%

CAYMAN ISLANDS 0.4%

CONVERTIBLE BONDS & NOTES 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2025 (c)	$38	$1
0.000% due 12/31/2026 (c)	50	1
0.000% due 12/31/2027 (c)	63	2
0.000% due 12/31/2028 (c)	100	2
0.000% due 12/31/2029 (c)	100	2
0.000% due 12/31/2030 (c)	125	3
0.000% due 12/31/2031 (c)	125	3
0.000% due 12/31/2032 (c)	236	6

		20

CORPORATE BONDS & NOTES 0.4%

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(b)	500	47

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027 ^«(b)	2	0

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)	75	2

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)	125	3

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)	150	3

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)	226	3

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)	211	3

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)	50	1

Poinsettia Finance Ltd. SARL
6.625% due 06/17/2031	591	580

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2049 ^(a)(b)	69	10

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 ^(a)(b)	69	11

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 ^(a)(b)		$139	$21

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 ^(a)(b)		209	32

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 ^(a)(b)		209	33

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 ^(a)(b)		99	15

			764

Total Cayman Islands (Cost $1,322)			784

PERU 0.3%

SOVEREIGN ISSUES 0.3%

Peru Government International Bonds
6.950% due 08/12/2031	PEN	1,761	562

Total Peru (Cost $496)			562

UNITED STATES 3.4%

U.S. GOVERNMENT AGENCIES 3.4%

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055		$1,600	1,508
4.500% due 11/01/2055		1,600	1,552
5.000% due 11/01/2055		1,700	1,685
5.500% due 11/01/2055		2,000	2,015

			6,760

Total United States (Cost $6,773)			6,760

		SHARES
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (e)		341,896	342

	SHARES	MARKET VALUE (000S)
Total Short-Term Instruments (Cost $342)		$342

Total Investments in Securities (Cost $8,933)		8,448

INVESTMENTS IN AFFILIATES 98.6%

UNITED STATES 95.7%

MUTUAL FUNDS (d) 95.7%

PIMCO Emerging Markets Bond Fund	5,286,469	47,208

PIMCO Emerging Markets Corporate Bond Fund	4,820,626	45,169

PIMCO Emerging Markets Local Currency and Bond Fund	15,701,083	97,975

		190,352

Total United States (Cost $179,267)		190,352

SHORT-TERM INSTRUMENTS 2.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%

PIMCO Short-Term Floating NAV Portfolio III	597,066	5,815

Total Short-Term Instruments (Cost $5,813)		5,815

Total Investments in Affiliates (Cost $185,080)		196,167

Total Investments 102.9% (Cost $194,013)		$204,615

Financial Derivative Instruments (f)(g) (0.0)% (Cost or Premiums, net $76)		(8)

Other Assets and Liabilities, net (2.9)%		(5,851)

Net Assets 100.0%		$198,756

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Institutional Class Shares of each Fund.

(e)	Coupon represents a 7-Day Yield.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2025	117	$13,163	$38	$0	$(2)

Total Futures Contracts				$38	$0	$(2)

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2030	$	6,400	$161	$(146)	$15	$0	$(2)

Total Swap Agreements							$161	$(146)	$15	$0	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(2)	$(2)	$(4)

Cash of $748 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability

BSH	12/2025	PEN	2,210	$621	$0	$(15)

Total Forward Foreign Currency Contracts					$0	$15

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BPS	Brazil Government International Bonds	1.000%	Quarterly	12/20/2028	0.829%	$2,000	$(85)	$96	$11	$0

Total Swap Agreements							$(85)	$96	$11	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BPS	$0	$0	$11	$11	$0	$0	$0	$0	$11	$0	$11
BSH	0	0	0	0	(15)	0	0	(15)	(15)	0	(15)

Total Over the Counter	$0	$0	$11	$11	$(15)	$0	$0	$(15)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	87

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$11	$0	$0	$0	$11

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$4	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15	$0	$15

	$0	$0	$0	$15	$4	$19

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$284	$284

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(23)	$0	$(23)
Swap Agreements	0	10	0	0	0	10

	$0	$10	$0	$(23)	$0	$(13)

	$0	$10	$0	$(23)	$284	$271

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(140)	$(140)
Swap Agreements	0	0	0	0	(55)	(55)

	$0	$0	$0	$0	$(195)	$(195)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13)	$0	$(13)
Swap Agreements	0	37	0	0	0	37

	$0	$37	$0	$(13)	$0	$24

	$0	$37	$0	$(13)	$(195)	$(171)

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Cayman Islands
Convertible Bonds & Notes	$0	$20	$0	$20
Corporate Bonds & Notes	0	764	0	764
Peru
Sovereign Issues	0	562	0	562
United States
U.S. Government Agencies	0	6,760	0	6,760
Short-Term Instruments
Mutual Funds	0	342	0	342

	$0	$8,448	$0	$8,448

Investments in Affiliates, at Value
United States
Mutual Funds	190,352	0	0	190,352
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,815	0	0	5,815

	$196,167	$0	$0	$196,167

Total Investments	$196,167	$8,448	$0	$204,615

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Over the counter	$0	$11	$0	$11

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4)	0	(4)
Over the counter	0	(15)	0	(15)

	$0	$(19)	$0	$(19)

Total Financial Derivative Instruments	$0	$(8)	$0	$(8)

Totals	$196,167	$8,440	$0	$204,607

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	89

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.8%

ANGOLA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Finance Ministry Angola
13.250% (PRIME + 6.000%) due 12/11/2025 «~		$1,950	$1,954

Total Angola (Cost $1,950)			1,954

AZERBAIJAN 0.1%

CORPORATE BONDS & NOTES 0.1%

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026		$1,400	1,399

Total Azerbaijan (Cost $1,400)			1,399

BRAZIL 7.1%

CORPORATE BONDS & NOTES 0.6%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	135,000	7,424

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	114,743	7,739

			15,163

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Oi SA
TBD% due 12/30/2050 «		$6,394	64

SOVEREIGN ISSUES 6.5%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2026 (e)	BRL	130,900	23,749
0.000% due 04/01/2026 (e)		288,100	50,568
0.000% due 07/01/2026 (e)		2,600	442
0.000% due 07/01/2028 (e)		83,000	11,093

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2027		84,700	15,249
10.000% due 01/01/2029		141,000	24,378
10.000% due 01/01/2031		235,200	38,710
10.000% due 01/01/2033		1,300	206

			164,395

Total Brazil (Cost $180,773)			179,622

CAYMAN ISLANDS 1.0%

ASSET-BACKED SECURITIES 0.2%

IFC Emerging Markets Securitization Ltd.
5.454% due 12/31/2035 •		$1,100	1,100

LCM 30 Ltd.
5.667% due 04/20/2031 •		779	781

Venture 36 CLO Ltd.
5.717% due 04/20/2032 •		2,400	2,405

Voya CLO Ltd.
5.491% due 04/17/2030 •		159	159

			4,445

CONVERTIBLE BONDS & NOTES 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2025 (e)		423	13
0.000% due 12/31/2026 (e)		563	15
0.000% due 12/31/2027 (e)		704	17
0.000% due 12/31/2028 (e)		1,127	27
0.000% due 12/31/2029 (e)		1,127	27
0.000% due 12/31/2030 (e)		1,409	33
0.000% due 12/31/2031 (e)		1,409	33
0.000% due 12/31/2032 (e)		2,657	63

			228

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.6%

Fish Pond Re Ltd.
7.924% (T-BILL 1MO + 4.020%) due 01/08/2027 ~		$550	$566

Interoceanica IV Finance Ltd.
0.000% due 11/30/2025 (e)		40	40

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027 ^«(b)		24	3

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)		845	19

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)		1,409	30

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)		1,690	28

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)		2,536	35

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)		2,376	36

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)		563	16

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	7,500	8,805

Peru Payroll Deduction Finance Ltd.
0.000% due 11/01/2029 «(e)		$1,161	1,028

Poinsettia Finance Ltd. SARL
6.625% due 06/17/2031		2,583	2,539

Red Dorsal Finance Ltd.
5.875% due 10/12/2031		1,331	1,322

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 ^(a)(b)		138	21

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 ^(a)(b)		139	21

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 ^(a)(b)		278	42

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 ^(a)(b)		418	65

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 ^(a)(b)		419	65

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 ^(a)(b)		197	30

			14,711

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Ziraat
7.138% (TSFR3M + 3.100%) due 06/15/2034 «~		4,300	4,298

Total Cayman Islands (Cost $23,983)			23,682

CHILE 2.6%

SOVEREIGN ISSUES 2.6%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	40,335,000	40,884
5.000% due 10/01/2028		6,780,000	7,043
5.000% due 03/01/2035		2,910,000	2,906
5.800% due 10/01/2029		2,585,000	2,740
6.000% due 04/01/2033		10,330,000	11,040

Total Chile (Cost $65,842)			64,613

CHINA 2.7%

SOVEREIGN ISSUES 2.7%

China Government Bonds
1.650% due 05/15/2035	CNY	116,250	16,078
2.040% due 11/25/2034		49,090	7,018
2.190% due 09/25/2054		107,940	14,998
2.270% due 05/25/2034		48,520	7,059
2.600% due 09/01/2032		14,730	2,182
2.750% due 02/17/2032		15,980	2,385

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.800% due 11/15/2032	CNY	59,300	$8,911
3.120% due 10/25/2052		5,900	973
3.810% due 09/14/2050		48,180	8,786

			68,390

Total China (Cost $67,437)			68,390

COLOMBIA 5.4%

SOVEREIGN ISSUES 5.4%

Colombia TES
6.000% due 04/28/2028	COP	122,087,300	28,521
6.500% due 01/22/2031 (g)		41,917,312	10,752
7.000% due 03/26/2031		31,691,700	6,758
7.000% due 06/30/2032		7,951,500	1,625
11.000% due 08/22/2029		100,908,100	25,996
11.500% due 07/25/2046		17,092,700	4,212
11.750% due 01/24/2035		29,146,600	7,410
12.750% due 11/28/2040		119,740,200	32,000
13.250% due 02/09/2033		68,637,200	18,929

Total Colombia (Cost $127,719)			136,203

CZECH REPUBLIC 4.2%

SOVEREIGN ISSUES 4.2%

Czech Republic Government Bonds
1.750% due 06/23/2032 (l)	CZK	100,500	4,145
2.000% due 10/13/2033 (l)		60,900	2,459
3.600% due 06/03/2036		151,300	6,686
4.200% due 12/04/2036 (l)		85,700	3,982
4.500% due 11/11/2032 (l)		1,221,070	59,535
4.900% due 04/14/2034 (l)		169,390	8,419
5.000% due 09/30/2030 (l)		393,900	19,793

Total Czech Republic (Cost $99,132)			105,019

DENMARK 0.0%
Total Denmark (Cost $0)			0

DOMINICAN REPUBLIC 3.0%

SOVEREIGN ISSUES 3.0%

Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	3,920	63

Dominican Republic International Bonds
10.500% due 03/15/2037		3,322,600	57,227
10.750% due 06/01/2036		574,000	10,001
11.250% due 09/15/2035		373,100	6,630
13.625% due 02/03/2033		92,650	1,797
13.625% due 02/10/2034		63,300	1,237

Total Dominican Republic (Cost $73,185)			76,955

ECUADOR 0.2%

SOVEREIGN ISSUES 0.2%

Ecuador Government International Bonds
0.000% due 07/31/2030 (e)		$425	328
5.000% due 07/31/2040 þ		60	40
6.900% due 07/31/2030 þ		3,832	3,414
6.900% due 07/31/2035 þ		1,523	1,142

Total Ecuador (Cost $3,064)			4,924

EGYPT 1.1%

SOVEREIGN ISSUES 1.1%

Egypt Government Bonds
21.954% due 03/04/2028	EGP	1,329,100	27,770

Total Egypt (Cost $25,368)			27,770

FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%

New Immo Holding SA
2.750% due 11/26/2026	EUR	300	349

Total France (Cost $299)			349

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 1.0%

CORPORATE BONDS & NOTES 0.8%

Deutsche Bank AG
8.010% due 07/18/2034 «	INR	1,700,000	$19,627

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	4,800	5,558

Total Germany (Cost $24,889)			25,185

GHANA 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Ghana Government Bonds
8.350% due 02/16/2027	GHS	10,433	760
8.650% due 02/13/2029		38,197	2,490
8.800% due 02/12/2030		17,000	1,068
8.950% due 02/11/2031		5,528	333
9.250% due 02/08/2033		10,430	598

Total Ghana (Cost $4,013)			5,249

HUNGARY 1.7%

SOVEREIGN ISSUES 1.7%

Hungary Government Bonds
3.000% due 10/27/2038 (l)	HUF	731,300	1,468
4.750% due 11/24/2032 (l)		14,986,700	40,346
7.000% due 10/24/2035 (l)		273,200	833

Total Hungary (Cost $40,629)			42,647

INDONESIA 5.4%

SOVEREIGN ISSUES 5.4%

Indonesia Treasury Bonds
6.375% due 04/15/2032	IDR	31,820,000	1,962
6.500% due 04/15/2036		119,435,000	7,257
6.625% due 02/15/2034		86,832,000	5,308
6.750% due 07/15/2035		900,766,000	55,518
7.000% due 02/15/2033		208,828,000	13,154
7.125% due 06/15/2038		86,770,000	5,390
7.125% due 08/15/2040		178,017,000	11,043
7.125% due 06/15/2042		6,871,000	424
7.125% due 06/15/2043		16,028,000	987
7.125% due 08/15/2045		319,445,000	19,764
7.500% due 05/15/2038		91,004,000	5,820
7.500% due 04/15/2040		88,950,000	5,679
8.375% due 04/15/2039		62,230,000	4,237

Total Indonesia (Cost $138,667)			136,543

IRELAND 0.4%

ASSET-BACKED SECURITIES 0.0%

Carlyle Global Market Strategies Euro CLO Ltd.
2.786% due 11/15/2031 •	EUR	253	298

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029 (l)		$1,646	1,541

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	6,300	7,409

Total Ireland (Cost $8,642)			9,248

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IVORY COAST 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Republic of Cote d’Ivoire
5.153% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	7,300	$8,558
5.159% (EUR003M + 2.850%) due 03/18/2026 «~		2,600	3,053

			11,611

SOVEREIGN ISSUES 0.1%

Ivory Coast Government International Bonds
4.875% due 01/30/2032		1,317	1,478
5.250% due 03/22/2030		400	469

			1,947

Total Ivory Coast (Cost $12,353)			13,558

JERSEY, CHANNEL ISLANDS 0.0%

CORPORATE BONDS & NOTES 0.0%

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	253	296

Total Jersey, Channel Islands (Cost $263)			296

KAZAKHSTAN 0.1%

SOVEREIGN ISSUES 0.1%

Development Bank of Kazakhstan JSC
10.950% due 05/06/2026	KZT	611,500	1,077
13.489% due 05/23/2028		872,000	1,429

Total Kazakhstan (Cost $2,958)			2,506

KENYA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Republic of Kenya Government International Bonds
12.650% (PRIME + 5.400%) due 04/05/2028 «~		$2,700	2,706

Total Kenya (Cost $2,687)			2,706

		SHARES
LUXEMBOURG 0.1%

COMMON STOCKS 0.0%

Drillco Holdings Luxembourg SA «(j)		10,272	222

Foresea Holdings SA «		10,634	231

			453

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.1%

FORESEA Holding SA
7.500% due 06/15/2030		260	255

Raizen Fuels Finance SA
6.250% due 07/08/2032		1,300	1,271

			1,526

Total Luxembourg (Cost $1,761)			1,979

MALAYSIA 8.1%

SOVEREIGN ISSUES 8.1%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	119,040	27,375
3.828% due 07/05/2034		29,430	7,200
3.844% due 04/15/2033		2,500	610
3.899% due 11/16/2027		28,990	7,012
4.054% due 04/18/2039		131,160	32,530
4.065% due 06/15/2050		13,699	3,334

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.180% due 05/16/2044	MYR	6,660	$1,664
4.254% due 05/31/2035		8,030	2,033
4.457% due 03/31/2053		61,910	15,906
4.642% due 11/07/2033		18,450	4,758
4.696% due 10/15/2042		6,078	1,608
4.762% due 04/07/2037		9,554	2,523
4.893% due 06/08/2038		30,070	8,051

Malaysia Government Investment Issue
3.422% due 09/30/2027		157,580	37,697
3.612% due 04/30/2035		9,470	2,279
3.804% due 10/08/2031		7,800	1,898
4.070% due 09/30/2026		50,530	12,146
4.119% due 11/30/2034		27,970	6,975
4.130% due 07/09/2029		65,000	15,968
4.193% due 10/07/2032		13,630	3,400
4.291% due 08/14/2043		20,870	5,283
4.417% due 09/30/2041		2,714	699
4.662% due 03/31/2038		12,800	3,364
5.357% due 05/15/2052		5,700	1,655

Total Malaysia (Cost $199,218)			205,968

		SHARES
MEXICO 12.3%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA «(c)		742,577	0

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 12.3%

Mexico Bonos
7.500% due 05/26/2033	MXN	137,000	7,056
7.750% due 05/29/2031		338,900	18,066
7.750% due 11/23/2034		53,900	2,783
7.750% due 11/13/2042		812,300	38,587
8.000% due 11/07/2047		195,900	9,379
8.000% due 07/31/2053		526,870	24,983
8.500% due 03/02/2028		1,163,600	64,502
8.500% due 03/01/2029		723,500	40,089
8.500% due 05/31/2029		340,800	18,879
8.500% due 02/28/2030		1,512,100	83,459
8.500% due 11/18/2038		71,400	3,745

Mexico Udibonos
4.000% due 08/24/2034 (g)		7,820	409

			311,937

Total Mexico (Cost $289,311)			311,937

NETHERLANDS 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

VEON Amsterdam BV
8.548% (TSFR3M + 4.250%) due 03/25/2027 «~		$3,400	3,398

Total Netherlands (Cost $3,362)			3,398

NIGERIA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Bank of Industry Ltd.
3.803% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,100	3,623

Total Nigeria (Cost $3,253)			3,623

PARAGUAY 0.4%

SOVEREIGN ISSUES 0.4%

Paraguay Government International Bonds
7.900% due 02/09/2031	PYG	40,344,000	5,553
8.500% due 03/04/2035		42,776,000	5,832

Total Paraguay (Cost $10,806)			11,385

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	91

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 6.8%

CORPORATE BONDS & NOTES 0.9%

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	15,000	$4,579
10.100% due 12/15/2043		56,200	17,441

			22,020

SOVEREIGN ISSUES 5.9%

Peru Government Bonds
5.350% due 08/12/2040		9,000	2,301
5.400% due 08/12/2034		9,500	2,650
6.150% due 08/12/2032		24,000	7,328
6.850% due 08/12/2035		82,500	25,131
7.300% due 08/12/2033		74,300	23,865
7.600% due 08/12/2039		500	158

Peru Government International Bonds
5.400% due 08/12/2034		74,800	20,867
6.150% due 08/12/2032		147,500	45,035
6.850% due 02/12/2042		3,800	1,133
6.900% due 08/12/2037		2,700	814
6.950% due 08/12/2031		50,400	16,078
7.300% due 08/12/2033		15,800	5,011

			150,371

Total Peru (Cost $157,193)			172,391

PHILIPPINES 4.5%

SOVEREIGN ISSUES 4.5%

Philippines Government Bonds
6.250% due 02/28/2029	PHP	6,004,360	104,779
6.500% due 05/19/2029		96,070	1,695

Philippines Government International Bonds
6.250% due 01/14/2036		369,000	6,297

Total Philippines (Cost $113,344)			112,771

POLAND 5.8%

SOVEREIGN ISSUES 5.8%

Republic of Poland Government Bonds
1.750% due 04/25/2032 (l)	PLN	58,100	13,084
2.750% due 10/25/2029 (l)		36,800	9,424
4.500% due 07/25/2030 (l)		288,200	78,112
4.750% due 07/25/2029 (l)		85,800	23,699
5.000% due 01/25/2030		15,200	4,220
6.000% due 10/25/2033 (l)		67,500	19,465

Total Poland (Cost $140,028)			148,004

ROMANIA 2.2%

SOVEREIGN ISSUES 2.2%

Romania Government Bonds
4.250% due 04/28/2036	RON	82,100	14,861
4.750% due 10/11/2034		9,700	1,881
5.000% due 02/12/2029		10,300	2,218
6.750% due 04/25/2035		5,900	1,319
6.850% due 07/29/2030		43,100	9,759
7.100% due 07/31/2034		7,100	1,623
7.350% due 04/28/2031		49,400	11,408
7.650% due 07/27/2031		19,100	4,472
8.000% due 04/29/2030		30,500	7,215

Total Romania (Cost $52,632)			54,756

SERBIA 0.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Tesler
7.884% (EUR003M + 5.850%) due 05/21/2028 «~	EUR	3,900	4,660

SOVEREIGN ISSUES 0.5%

Serbia Treasury Bonds
4.500% due 08/20/2032	RSD	345,400	3,403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 07/27/2035	RSD	884,800	$8,983

			12,386

Total Serbia (Cost $16,182)			17,046

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		$1,800	1,906

Total Singapore (Cost $1,772)			1,906

SOUTH AFRICA 9.6%

CORPORATE BONDS & NOTES 0.8%

Eskom Holdings
0.000% due 08/18/2027 (e)	ZAR	143,600	6,388
0.000% due 12/31/2032 (e)		363,100	7,410

Transnet
10.000% due 03/30/2029		103,000	5,830

			19,628

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Transnet SOC Ltd.
11.125% due 03/02/2028 «~		44,429	2,542

SOVEREIGN ISSUES 8.7%

Republic of South Africa Government Bonds
6.250% due 03/31/2036		318,700	14,649
6.500% due 02/28/2041		11,100	466
7.000% due 02/28/2031		573,627	31,508
8.000% due 01/31/2030		415,250	24,132
8.250% due 03/31/2032		85,900	4,910
8.500% due 01/31/2037		873,200	46,588
8.750% due 01/31/2044		89,000	4,486
8.750% due 02/28/2048		134,700	6,742
8.875% due 02/28/2035		995,500	56,632
9.000% due 01/31/2040		557,400	29,556

			219,669

Total South Africa (Cost $230,184)			241,839

SUPRANATIONAL 0.6%

CORPORATE BONDS & NOTES 0.6%

European Investment Bank
2.875% due 11/15/2029	PLN	58,700	15,046

Total Supranational (Cost $13,580)			15,046

TANZANIA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

United Republic of Tanzania
7.541% (EUR006M + 5.400%) due 04/26/2028 «~	EUR	2,400	2,839

Total Tanzania (Cost $2,816)			2,839

THAILAND 1.4%

SOVEREIGN ISSUES 1.4%

Thailand Government Bonds
2.000% due 06/17/2042	THB	103,190	3,258
2.875% due 06/17/2046		23,000	807
2.980% due 06/17/2045		111,595	3,997
3.400% due 06/17/2036		96,040	3,517
3.450% due 06/17/2043		622,630	23,640

Total Thailand (Cost $31,673)			35,219

TURKEY 2.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

SOCAR Turkey Enerji AS
5.535% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	8,300	9,769

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkiye Vakiflar Bankasi TAO
5.014% (EUR003M + 3.000%) due 12/15/2028 «~	EUR	1,600	$1,887

			11,656

SOVEREIGN ISSUES 1.8%

Turkiye Government Bonds
27.700% due 09/27/2034	TRY	781,900	17,873
34.100% due 07/10/2030		494,500	12,040
42.493% (BISTREFI) due 05/20/2026 ~		16,300	397
42.493% (BISTREFI) due 08/19/2026 ~		27,000	657
42.493% (BISTREFI) due 05/17/2028 ~		643,400	15,228

			46,195

Total Turkey (Cost $62,358)			57,851

UGANDA 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Uganda Government Bonds
14.375% due 02/03/2033	UGX	8,336,000	2,190
15.000% due 06/18/2043		1,633,700	404
15.800% due 06/23/2039		12,602,600	3,350

Total Uganda (Cost $5,623)			5,944

UKRAINE 0.1%

SOVEREIGN ISSUES 0.1%

Ukraine Government International Bonds
0.000% due 02/01/2034 þ(f)		$1,045	435
4.500% due 02/01/2029 þ(l)		529	362
4.500% due 02/01/2035 þ		1,441	796
4.500% due 02/01/2036 þ		1,600	872

Total Ukraine (Cost $2,159)			2,465

UNITED KINGDOM 1.4%

CORPORATE BONDS & NOTES 1.2%

ICBC Standard Bank PLC
20.000% due 09/18/2029 «	UZS	165,827,000	13,741

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$19,470	14,674

Standard Chartered Bank
0.000% due 11/03/2025 «(e)	PKR	382,500	1,237
0.000% due 12/01/2025 «(e)		425,600	1,370

			31,022

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canada Square Funding 6 PLC
4.913% due 01/17/2059 •	GBP	1,338	1,804

Rochester Financing No. 3 PLC
4.686% due 12/18/2044 •		874	1,176

Tower Bridge Funding PLC
4.706% due 12/20/2063 •		299	403

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)		0	739

			4,122

Total United Kingdom (Cost $32,573)			35,144

UNITED STATES 4.6%

ASSET-BACKED SECURITIES 0.7%

Bear Stearns Asset-Backed Securities Trust
5.112% due 08/25/2036 •		$1,096	1,078
5.185% due 03/25/2034 •		396	418

Credit-Based Asset Servicing & Securitization LLC
4.392% due 07/25/2037 •		9	6

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
4.362% due 01/25/2037 •	$869	$533
4.572% due 12/25/2036 •	854	849

Lehman XS Trust
4.987% due 01/25/2036 þ	2,614	2,343

Merrill Lynch Mortgage Investors Trust
5.022% due 09/25/2035 •	1,570	1,569

Morgan Stanley Mortgage Loan Trust
4.752% due 12/25/2036 •	2,950	1,007

New Century Home Equity Loan Trust
4.592% due 08/25/2036 •	934	929

OneMain Financial Issuance Trust
4.130% due 05/14/2035	4,675	4,671

Option One Mortgage Loan Trust
4.492% due 04/25/2037 •	342	233

Securitized Asset-Backed Receivables LLC Trust
2.825% due 01/25/2036 þ	1,599	1,378

WaMu Asset-Backed Certificates WaMu Trust
4.512% due 05/25/2037 •	4,223	3,761

		18,775

CORPORATE BONDS & NOTES 1.1%

Beignet
6.850% due 06/01/2049 «	23,400	23,400

Rio Oil Finance Trust
9.750% due 01/06/2027	172	178

VB DPR Finance Co.
6.833% due 03/15/2035 «(j)	5,000	5,158

		28,736

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Ecopetrol SA
TBD% due 04/12/2029 «µ	10,000	10,025

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	334	300

Angel Oak Mortgage Trust
0.909% due 01/25/2066 ~	2,529	2,212

Banc of America Funding Trust
2.371% due 03/20/2036 ~	10	10

BCAP LLC Trust
4.148% due 05/26/2037 ~	1,915	1,716
4.612% due 01/25/2037 •	144	135

Bear Stearns ALT-A Trust
3.970% due 04/25/2037 ~	5,522	3,813
4.126% due 08/25/2036 ~	234	156

Bear Stearns ARM Trust
4.475% due 02/25/2036 ~	30	27
5.302% due 01/25/2035 ~	2	2

CHL Mortgage Pass-Through Trust
4.593% due 09/25/2047 ~	13	12

CHL Reperforming Loan Trust REMICS
4.815% due 11/25/2034 •	111	106

Citigroup Mortgage Loan Trust, Inc.
4.487% due 09/25/2037 ~	2,179	2,017
5.094% due 07/25/2046 ~	21	20
6.751% due 03/25/2034 ~	4	4

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	41	36

GreenPoint MTA Trust
4.712% due 06/25/2045 •	37	34

GSMPS Mortgage Loan Trust
4.622% due 01/25/2036 •	168	136

GSR Mortgage Loan Trust
5.232% due 11/25/2035 ~	56	26

HarborView Mortgage Loan Trust
5.509% due 08/19/2036 ~	1	1
6.153% due 10/19/2035 •	289	135

Impac CMB Trust
4.912% due 03/25/2035 •	60	58

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.730% due 01/25/2033 þ		$129	$130

IndyMac INDX Mortgage Loan Trust
4.632% due 02/25/2037 •		789	748
4.912% due 07/25/2045 •		83	63

JP Morgan Mortgage Trust
5.060% due 06/25/2036 ~		151	102

JP Morgan Resecuritization Trust
2.500% due 03/25/2056		118	115

Luminent Mortgage Trust
4.632% due 12/25/2036 •		8	8

Morgan Stanley Mortgage Loan Trust
6.035% due 06/25/2036 ~		6	6

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.340% due 06/25/2036 þ		7,621	1,969

RALI Trust
5.139% due 10/25/2037 ~		785	629
5.818% due 02/25/2036 ~		74	63

Residential Asset Securitization Trust
4.672% due 01/25/2046 •		128	34

Sequoia Mortgage Trust
4.699% due 01/20/2047 ~		14	10

Structured Adjustable Rate Mortgage Loan Trust
5.216% due 03/25/2036 ~		31	25
5.553% due 01/25/2035 •		24	22

Structured Asset Mortgage Investments II Trust
4.572% due 02/25/2037 •		866	836

TBW Mortgage-Backed Trust
6.540% due 01/25/2037 þ		1,245	264

Thornburg Mortgage Securities Trust
5.583% due 06/25/2047 •		128	112

Tib Finance PLC
7.111% due 11/15/2034 «(j)		2,200	2,198

WaMu Mortgage Pass-Through Certificates Trust
3.714% due 01/25/2037 ~		36	31
4.357% due 12/25/2036 ~		24	22
4.498% due 09/25/2036 ~		31	28
4.642% due 05/25/2034 •		161	151

Wells Fargo Mortgage-Backed Securities Trust
6.792% due 10/25/2036 ~		344	331

			18,853

SOVEREIGN ISSUES 1.7%

Republic of Colombia
1.000% due 04/28/2028 ~	COP	150,665,500	35,257
1.000% due 08/22/2029 ~		26,067,000	6,707

			41,964

		SHARES
WARRANTS 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 (j)		1	0

Total United States (Cost $123,274)			118,353

		PRINCIPAL AMOUNT (000S)
UZBEKISTAN 0.2%

CORPORATE BONDS & NOTES 0.2%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		1,300	1,412
21.000% due 07/24/2027	UZS	43,460,000	3,771

			5,183

SOVEREIGN ISSUES 0.0%

Republic of Uzbekistan International Bonds
16.625% due 05/29/2027		9,770,000	844

Total Uzbekistan (Cost $5,515)			6,027

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VENEZUELA 0.1%

SOVEREIGN ISSUES 0.1%

Venezuela Government International Bonds
7.750% due 10/13/2029 ^(b)		$5,300	$1,002
9.250% due 09/15/2027 ^(b)		4,300	1,049

Total Venezuela (Cost $1,291)			2,051

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Zambia Government Bonds
12.000% due 05/03/2028	ZMW	3,600	140
19.000% due 05/27/2035		19,400	830
19.000% due 06/23/2035		29,600	1,262
22.000% due 01/22/2029		3,100	151
23.000% due 01/22/2031		26,200	1,294

Total Zambia (Cost $3,312)			3,677

		SHARES
SHORT-TERM INSTRUMENTS 2.9%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (i)		1,178,749	1,179

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (k) 0.0%
			306

NIGERIA TREASURY BILLS 2.2%
30.366% due 10/07/2025 - 06/29/2026 ~(d)(e)	NGN	92,483,389	56,766

U.S. TREASURY BILLS 0.7%
4.052% due 10/16/2025 - 01/27/2026 (d)(e)(n)(p)		$17,241	17,103

Total Short-Term Instruments (Cost $71,087)			75,354

Total Investments in Securities (Cost $2,479,560)			2,575,791

		SHARES
INVESTMENTS IN AFFILIATES 9.9%

SHORT-TERM INSTRUMENTS 9.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%

PIMCO Short Asset Portfolio		3,596,095	35,281

PIMCO Short-Term Floating NAV Portfolio III		22,178,458	215,996

Total Short-Term Instruments (Cost $251,856)			251,277

Total Investments in Affiliates (Cost $251,856)			251,277

Total Investments 111.7% (Cost $2,731,416)			$2,827,068

Financial Derivative Instruments (m)(o) (0.3)% (Cost or Premiums, net $(7,498))			(6,890)

Other Assets and Liabilities, net (11.4)%			(290,022)

Net Assets 100.0%			$2,530,156

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	93

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Security becomes interest bearing at a future date.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Coupon represents a 7-Day Yield.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Drillco Holdings Luxembourg SA	06/08/2023	206	222	0.01
Tib Finance PLC7.111% due 11/15/2034	09/18/2024	2,200	2,198	0.09
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	5,000	5,158	0.20

		$7,406	$7,578	0.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.000%	09/30/2025	10/01/2025	$306	U.S. Treasury Bills 0.000% due 12/09/2025	$(306)	$306	$306

Total Repurchase Agreements						$(306)	$306	$306

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS	4.850%	09/19/2025	TBD	(3)	PLN	(206,931)	$(57,025)
	4.950	09/04/2025	TBD	(3)		(78,392)	(21,648)
	6.500	09/04/2025	TBD	(3)	HUF	(272,214)	(823)
BRC	3.500	06/27/2025	TBD	(3)	CZK	(505,498)	(24,604)
	4.300	09/19/2025	TBD	(3)		$(1,451)	(1,453)
	4.950	09/04/2025	TBD	(3)	PLN	(44,507)	(12,291)
GSC	5.050	09/04/2025	TBD	(3)		(24,500)	(6,766)
	5.050	09/04/2025	TBD	(3)		(14,913)	(4,118)
MBC	3.500	07/18/2025	TBD	(3)	CZK	(1,394,174)	(67,724)
	4.900	09/04/2025	TBD	(3)	PLN	(22,460)	(6,202)
	4.950	09/04/2025	TBD	(3)		(35,135)	(9,703)
	6.430	06/24/2025	TBD	(3)	HUF	(459,747)	(1,408)
	6.500	09/26/2025	TBD	(3)		(8,400,596)	(25,312)
MYI	2.750	09/19/2025	TBD	(3)		$(269)	(269)

Total Reverse Repurchase Agreements							$(239,346)

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$0	$(79,496)	$0	$(79,496)	$83,057	$3,561
BRC	0	(38,348)	0	(38,348)	39,091	743
DEU	306	0	0	306	(306)	0
GSC	0	(10,884)	0	(10,884)	10,670	(214)
JML	0	0	0	0	(40)	(40)
MBC	0	(110,349)	0	(110,349)	111,243	894
MYI	0	(269)	0	(269)	274	5

Total Borrowings and Other Financing Transactions	$306	$(239,346)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,453)	$(1,453)
Sovereign Issues	0	0	0	(237,893)	(237,893)

Total Borrowings	$0	$0	$0	$(239,346)	$(239,346)

Payable for reverse repurchase agreements					$(239,346)

(l)	Securities with an aggregate market value of $244,067 and cash of $268 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(175,344) at a weighted average interest rate of 4.970%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2025	156	$	17,550	$78	$0	$(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	21		2,521	75	0	(12)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	19		2,186	25	0	(1)

					$178	$0	$(15)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Long-Term Bond December Futures	12/2025	5	$	(583)	$(13)	$1	$0

Total Futures Contracts					$165	$1	$(15)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	95

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	600	$3	$(2)	$1	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.209		$100	1	0	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.272		4,900	54	(10)	44	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.323		200	2	0	2	0	0

							$60	$(12)	$48	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$76,000	$(1,612)	$(135)	$(1,747)	$0	$(6)
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	117,600	(2,595)	(108)	(2,703)	0	(13)

					$(4,207)	$(243)	$(4,450)	$0	$(19)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day INR-MIBOR Compounded-OIS	5.750%	Semi-Annual	03/18/2031	INR	1,377,150	$8	$17	$25	$3	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	$	7,400	(27)	82	55	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		27,500	280	(100)	180	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		49,200	1,148	(867)	281	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		40,600	93	(382)	(289)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		65,150	(816)	235	(581)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		7,600	(71)	(54)	(125)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,100	(14)	30	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		42,300	905	(1,546)	(641)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,660	(123)	55	(68)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		790	1	(8)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(3)	(9)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,100	8	(12)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,200	12	(13)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	7	(5)	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		9,800	(678)	385	(293)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,300	(9)	(74)	(83)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		700	28	(8)	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		48,520	1,815	(2,310)	(495)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,800	(6)	(47)	(53)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,500	(5)	(47)	(52)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,500	(11)	(61)	(72)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,000	(119)	87	(32)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		30,450	737	(589)	148	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		19,600	1,319	(598)	721	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		12,300	(133)	231	98	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		1,900	33	(28)	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		400	17	(24)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		1,200	47	(70)	(23)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,600	109	97	206	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055		3,100	7	(81)	(74)	9	0
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026	BRL	259,400	(11)	(2,427)	(2,438)	0	(2)
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		12,690	8	121	129	0	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		156,500	(237)	1,414	1,177	1	0
Pay	1-Year BRL-CDI	10.691	Maturity	01/02/2026		210,800	476	(1,871)	(1,395)	0	(2)
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		245,300	(2,421)	(9,455)	(11,875)	0	(39)
Pay	1-Year BRL-CDI	8.654	Maturity	01/04/2027		66,920	50	(936)	(886)	0	(3)
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		259,000	63	3,678	3,741	14	0
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		89,400	0	(1,272)	(1,272)	0	(5)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		75,600	0	(1,047)	(1,047)	0	(4)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		68,800	0	(947)	(947)	0	(3)
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		116,900	0	1,631	1,631	6	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		96,900	0	(1,359)	(1,359)	0	(5)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		129,700	0	(1,781)	(1,781)	0	(7)

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	10.076%	Maturity	01/04/2027	BRL	214,200	$(187)	$(3,072)	$(3,259)	$0	$(12)
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		49,450	0	(591)	(591)	0	(2)
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		49,450	0	(589)	(589)	0	(2)
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		66,900	0	(702)	(702)	0	(3)
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		59,400	74	(824)	(750)	0	(3)
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		137,300	0	1,380	1,380	5	0
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		34,200	(113)	459	346	1	0
Pay	1-Year BRL-CDI	10.792	Maturity	01/04/2027		147,400	470	(1,984)	(1,514)	0	(6)
Receive	1-Year BRL-CDI	10.880	Maturity	01/04/2027		227,600	0	2,089	2,089	8	0
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		104,900	0	941	941	4	0
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		113,500	0	(995)	(995)	0	(4)
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		81,100	359	(1,069)	(710)	0	(3)
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		96,200	0	794	794	3	0
Pay	1-Year BRL-CDI	11.169	Maturity	01/04/2027		148,000	97	(2,073)	(1,976)	0	(7)
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		83,900	0	593	593	3	0
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		66,300	0	458	458	2	0
Receive	1-Year BRL-CDI	11.600	Maturity	01/04/2027		139,600	0	907	907	4	0
Receive	1-Year BRL-CDI	11.603	Maturity	01/04/2027		162,200	0	1,052	1,052	5	0
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		210,100	0	1,251	1,251	5	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		565,900	3	(506)	(503)	0	(103)
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027		149,400	0	70	70	1	0
Receive	1-Year BRL-CDI	14.350	Maturity	01/04/2027		254,500	0	(78)	(78)	2	0
Pay	1-Year BRL-CDI	14.995	Maturity	01/04/2027		121,900	0	249	249	0	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		51,000	0	(342)	(342)	1	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		68,500	(230)	(949)	(1,179)	5	0
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		3,500	1	(58)	(57)	0	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		51,300	0	(437)	(437)	5	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		97,000	0	(793)	(793)	9	0
Pay	1-Year BRL-CDI	11.655	Maturity	01/02/2029		155,200	0	(1,161)	(1,161)	14	0
Pay	1-Year BRL-CDI	11.730	Maturity	01/02/2029		58,600	0	(430)	(430)	5	0
Receive	1-Year BRL-CDI	12.243	Maturity	01/02/2029		123,300	0	582	582	0	(12)
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029		55,700	0	265	265	0	(5)
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029		157,200	0	354	354	0	(16)
Pay	1-Year BRL-CDI	13.055	Maturity	01/02/2029		316,400	0	(206)	(206)	34	0
Pay	1-Year BRL-CDI	13.056	Maturity	01/02/2029		315,300	0	(158)	(158)	34	0
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029		60,300	(4)	(24)	(28)	7	0
Receive	1-Year BRL-CDI	13.270	Maturity	01/02/2029		78,500	0	7	7	0	(9)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		166,200	0	(51)	(51)	0	(1)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		17,800	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	13.405	Maturity	01/02/2029		131,600	0	54	54	14	0
Pay	1-Year BRL-CDI	13.425	Maturity	01/02/2029		52,800	0	27	27	6	0
Pay	1-Year BRL-CDI	13.430	Maturity	01/02/2029		103,400	0	54	54	11	0
Pay	1-Year BRL-CDI	13.500	Maturity	01/02/2029		92,500	0	61	61	10	0
Receive	1-Year BRL-CDI	13.518	Maturity	01/02/2029		81,600	0	(63)	(63)	0	(9)
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029		81,500	0	(74)	(74)	0	(9)
Receive	1-Year BRL-CDI	13.589	Maturity	01/02/2029		168,800	0	(190)	(190)	0	(19)
Pay	1-Year BRL-CDI	13.615	Maturity	01/02/2029		57,000	30	37	67	6	0
Pay	1-Year BRL-CDI	13.680	Maturity	01/02/2029		140,100	0	211	211	16	0
Receive	1-Year BRL-CDI	13.844	Maturity	01/02/2029		53,800	0	(112)	(112)	0	(6)
Receive	1-Year BRL-CDI	13.923	Maturity	01/02/2029		75,900	0	(183)	(183)	0	(9)
Pay	1-Year BRL-CDI	13.998	Maturity	01/02/2029		245,400	0	665	665	28	0
Receive	1-Year BRL-CDI	14.026	Maturity	01/02/2029		53,200	0	(151)	(151)	0	(6)
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029		34,300	0	(123)	(123)	0	(4)
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029		125,300	0	448	448	15	0
Pay	1-Year BRL-CDI	14.213	Maturity	01/02/2029		67,300	0	249	249	8	0
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029		32,200	0	(121)	(121)	0	(4)
Receive	1-Year BRL-CDI	14.524	Maturity	01/02/2029		130,000	0	(660)	(660)	0	(16)
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029		53,500	0	275	275	7	0
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029		75,300	0	550	550	10	0
Pay	1-Year BRL-CDI	13.470	Maturity	01/02/2031		51,400	(3)	47	44	8	0
Pay	1-Year BRL-CDI	13.575	Maturity	01/02/2031		18,300	0	23	23	3	0
Pay	1-Year BRL-CDI	13.580	Maturity	01/02/2031		17,300	0	22	22	3	0
Receive	1-Year BRL-CDI	11.900	Maturity	01/03/2033		26,000	0	228	228	0	(8)
Pay	1-Year BRL-CDI	11.940	Maturity	01/03/2033		19,900	0	(168)	(168)	6	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	662,400	(353)	(230)	(583)	89	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/18/2031		565,320	(627)	(41)	(668)	75	(8)
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026	COP	16,564,270	0	(5)	(5)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	03/19/2027		60,504,410	0	(84)	(84)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.342	Quarterly	09/17/2027		56,202,000	0	(41)	(41)	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	12/26/2027		84,358,600	0	102	102	9	0
Receive	3-Month COP-IBR Compounded-OIS	8.280	Quarterly	12/26/2027		48,932,400	0	54	54	5	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	97

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month COP-IBR Compounded-OIS	8.565%	Quarterly	12/30/2027	COP	28,972,200	$0	$(12)	$(12)	$3	$0
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		59,264,300	0	234	234	8	0
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028		24,095,100	0	84	84	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028		24,059,200	0	57	57	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		30,026,100	370	(312)	58	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	09/17/2028		84,272,900	0	95	95	14	0
Receive	3-Month COP-IBR Compounded-OIS	8.400	Quarterly	09/17/2028		67,784,700	0	58	58	11	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	10/03/2028		1,151,860	18	(14)	4	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		4,936,200	4	(16)	(12)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.290	Quarterly	01/22/2029		5,197,340	(1)	(51)	(52)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.152	Quarterly	04/25/2029		50,802,100	0	(184)	(184)	0	(12)
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		77,771,500	0	(572)	(572)	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	7.110	Quarterly	10/02/2029		39,060,000	0	(549)	(549)	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	7.760	Quarterly	11/21/2029		34,948,500	0	(279)	(279)	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	8.430	Quarterly	05/15/2030		11,935,200	0	29	29	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.498	Quarterly	05/16/2030		42,921,000	0	77	77	10	0
Pay	3-Month COP-IBR Compounded-OIS	8.725	Quarterly	06/10/2030		2,349,000	0	1	1	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.770	Quarterly	06/10/2030		7,049,000	0	6	6	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	06/10/2030		4,699,000	0	5	5	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.140	Quarterly	06/18/2030		17,415,000	0	(93)	(93)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.210	Quarterly	06/18/2030		9,939,000	0	(46)	(46)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.250	Quarterly	06/18/2030		4,969,000	0	(21)	(21)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	06/18/2030		4,993,000	0	(21)	(21)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.300	Quarterly	06/18/2030		315,100	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.310	Quarterly	06/18/2030		34,943,700	0	(128)	(128)	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/18/2030		34,143,800	22	90	112	8	0
Pay	3-Month COP-IBR Compounded-OIS	8.535	Quarterly	06/18/2030		30,470,700	0	(44)	(44)	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	8.800	Quarterly	06/18/2030		47,582,000	6	(62)	(56)	11	0
Pay	3-Month COP-IBR Compounded-OIS	8.598	Quarterly	09/17/2030		6,914,000	0	(7)	(7)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.630	Quarterly	09/17/2030		3,230,600	0	(2)	(2)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	09/17/2030		14,657,000	(1)	9	8	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.700	Quarterly	09/17/2030		11,921,000	(1)	1	0	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.710	Quarterly	09/17/2030		62,323,900	0	5	5	0	(13)
Pay	3-Month COP-IBR Compounded-OIS	8.755	Quarterly	09/17/2030		11,232,900	0	6	6	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		2,958,600	(24)	46	22	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,326	439	1,765	5	0
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	527	171	698	2	0
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		6,198,160	108	84	192	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		14,268,750	(63)	227	164	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		13,200,000	0	196	196	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		13,275,200	0	191	191	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		12,195,800	0	165	165	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		11,596,300	0	175	175	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	09/30/2031		16,549,600	205	66	271	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		52,936,000	0	(84)	(84)	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		14,556,100	0	40	40	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		9,011,400	(47)	172	125	2	0
Receive	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	(3)	1	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	3	(1)	2	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		42,551,500	62	695	757	4	0
Receive	3-Month COP-IBR Compounded-OIS	9.525	Quarterly	06/18/2035		17,280,000	3	(106)	(103)	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.110	Quarterly	09/17/2035		27,551,200	0	(34)	(34)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	9.155	Quarterly	09/17/2035		34,573,500	0	(16)	(16)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	3.554	Annual	06/11/2030		462,900	49	285	334	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	3.575	Annual	07/03/2030		1,343,800	983	(56)	927	0	(23)
Pay	3-Month COP-IBR Compounded-OIS	3.735	Annual	08/05/2030		41,100	0	(15)	(15)	1	0
Pay	3-Month COP-IBR Compounded-OIS	3.705	Annual	08/12/2030		682,600	0	(299)	(299)	15	0
Pay	3-Month COP-IBR Compounded-OIS	3.708	Annual	08/13/2030		485,400	5	(215)	(210)	11	0
Pay	3-Month COP-IBR Compounded-OIS	3.513	Annual	09/30/2030		156,900	(68)	(73)	(141)	4	0
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	7,700	0	37	37	4	0
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		33,400	0	(270)	(270)	0	(18)
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		33,200	0	(234)	(234)	0	(20)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		23,200	0	(189)	(189)	0	(14)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		31,600	0	(283)	(283)	0	(19)
Pay	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		1,200	0	16	16	1	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		51,000	46	705	751	35	0
Pay	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		27,700	36	(95)	(59)	18	0
Receive	3-Month PLN-WIBOR	4.015	Annual	04/17/2030		21,900	0	60	60	0	(15)
Receive	3-Month PLN-WIBOR	4.019	Annual	04/18/2030		21,600	0	57	57	0	(14)
Receive	3-Month PLN-WIBOR	4.048	Annual	04/18/2030		10,800	0	25	25	0	(7)
Receive	3-Month PLN-WIBOR	4.049	Annual	04/18/2030		15,600	0	36	36	0	(10)

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month PLN-WIBOR	4.065%	Annual	04/18/2030	PLN	10,800	$0	$23	$23	$0	$(7)
Pay	3-Month PLN-WIBOR	3.962	Annual	05/06/2030		46,900	(94)	(52)	(146)	32	0
Pay	3-Month PLN-WIBOR	3.952	Annual	07/29/2030		22,400	(37)	(21)	(58)	17	0
Receive	3-Month PLN-WIBOR	4.195	Annual	09/29/2030		14,800	0	(10)	(10)	0	(11)
Pay	3-Month PLN-WIBOR	4.760	Annual	10/25/2033		7,100	0	82	82	9	0
Pay	3-Month PLN-WIBOR	4.850	Annual	10/25/2033		16,000	0	214	214	21	0
Pay	3-Month PLN-WIBOR	4.970	Annual	10/25/2033		2,900	0	46	46	4	0
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		19,100	0	367	367	25	0
Pay	3-Month PLN-WIBOR	5.155	Annual	10/25/2034		23,900	0	507	507	34	0
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	293,900	(9)	(157)	(166)	0	(37)
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		291,800	1	578	579	38	0
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026	ZAR	94,500	0	(47)	(47)	0	(1)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	(362)	333	(29)	2	0
Receive	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		138,000	(352)	(162)	(514)	0	(4)
Pay	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		101,700	79	211	290	3	0
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	11/10/2028		145,200	(103)	(303)	(406)	0	(4)
Receive	3-Month ZAR-JIBAR	8.140	Quarterly	11/16/2028		41,400	(6)	(91)	(97)	0	(1)
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	08/23/2029		238,000	(62)	408	346	9	0
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	01/31/2030		263,400	0	632	632	12	0
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		45,700	(26)	174	148	2	0
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		312,300	(722)	(620)	(1,342)	0	(15)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		131,400	(16)	253	237	6	0
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		154,000	0	(294)	(294)	0	(7)
Receive	3-Month ZAR-JIBAR	7.810	Quarterly	03/27/2030		125,500	(24)	(222)	(246)	0	(6)
Pay	3-Month ZAR-JIBAR	7.570	Quarterly	05/27/2030		64,800	0	93	93	3	0
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/18/2030		338,710	(102)	(481)	(583)	0	(18)
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		242,800	(6)	515	509	13	0
Pay	3-Month ZAR-JIBAR	7.650	Quarterly	06/20/2030		142,543	158	68	226	8	0
Pay	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		65,896	0	129	129	4	0
Receive	3-Month ZAR-JIBAR	7.270	Quarterly	08/26/2030		190,800	(45)	(79)	(124)	0	(10)
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	08/26/2030		381,400	202	140	342	20	0
Receive	3-Month ZAR-JIBAR	7.220	Quarterly	09/02/2030		384,100	(96)	(104)	(200)	0	(23)
Pay	3-Month ZAR-JIBAR	7.310	Quarterly	09/02/2030		169,000	0	125	125	9	0
Pay	3-Month ZAR-JIBAR	6.880	Quarterly	09/17/2030		165,800	0	(54)	(54)	9	0
Receive	3-Month ZAR-JIBAR	7.040	Quarterly	09/22/2030		189,878	0	(10)	(10)	0	(11)
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030		83,950	0	111	111	5	0
Pay(6)	3-Month ZAR-JIBAR	7.410	Quarterly	10/02/2030		127,700	0	121	121	8	0
Pay(6)	3-Month ZAR-JIBAR	7.155	Quarterly	11/26/2030		20,700	0	5	5	1	0
Pay(6)	3-Month ZAR-JIBAR	7.180	Quarterly	12/04/2030		69,510	0	21	21	4	0
Pay	3-Month ZAR-JIBAR	8.160	Quarterly	03/31/2032		24,200	0	61	61	2	0
Pay	3-Month ZAR-JIBAR	8.190	Quarterly	03/31/2032		69,900	0	181	181	6	0
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		35,600	28	122	150	4	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	4,399,100	1	(4)	(3)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		23,512,800	121	(126)	(5)	0	(3)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		23,540,000	0	162	162	3	0
Receive	6-Month CLP-CHILIBOR	4.960	Semi-Annual	03/19/2027		5,258,800	0	(32)	(32)	1	0
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	491	(301)	190	0	(1)
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		2,719,700	0	(13)	(13)	0	0
Receive	6-Month CLP-CHILIBOR	5.160	Semi-Annual	10/01/2028		1,343,200	(28)	6	(22)	0	0
Receive	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028		2,906,700	(68)	13	(55)	0	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		3,855,000	(204)	38	(166)	0	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		7,589,000	(427)	79	(348)	0	0
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		2,718,600	(128)	24	(104)	0	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		4,461,100	87	40	127	0	0
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		4,076,800	2	53	55	0	(1)
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030		21,446,500	(271)	(202)	(473)	8	0
Pay	6-Month CLP-CHILIBOR	5.285	Semi-Annual	03/19/2030		2,552,200	0	52	52	0	(1)
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	03/19/2030		1,651,000	0	47	47	0	(1)
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	03/19/2030		156,550	0	5	5	0	0
Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	04/10/2030		12,581,900	0	26	26	5	0
Pay	6-Month CLP-CHILIBOR	4.690	Semi-Annual	06/18/2030		5,426,900	0	(28)	(28)	0	(2)
Receive	6-Month CLP-CHILIBOR	4.715	Semi-Annual	06/18/2030		5,081,300	0	20	20	2	0
Pay	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/18/2030		6,054,800	1	100	101	0	(3)
Pay	6-Month CLP-CHILIBOR	5.180	Semi-Annual	06/18/2030		4,571,400	0	83	83	0	(2)
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		9,480,000	0	91	91	0	(8)
Pay	6-Month CLP-CHILIBOR	4.970	Semi-Annual	06/18/2032		3,919,500	0	(2)	(2)	0	(1)
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		18,995,000	(132)	(1,335)	(1,466)	2	0
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		2,078,800	(77)	23	(54)	0	0
Pay	6-Month CLP-CHILIBOR	5.560	Semi-Annual	04/01/2033		1,651,000	0	62	62	0	0
Pay	6-Month CLP-CHILIBOR	5.660	Semi-Annual	04/01/2033		1,555,000	0	69	69	0	0
Receive(6)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		3,525,300	0	14	14	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	99

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CLP-CHILIBOR	5.300%	Semi-Annual	05/18/2033	CLP	2,201,210	$(63)	$24	$(39)	$0	$0
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033		1,393,000	(46)	15	(31)	0	0
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		5,204,000	(343)	64	(279)	2	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		1,185,100	(92)	16	(76)	0	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		11,005,540	(896)	145	(751)	3	0
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		3,462,700	(349)	50	(299)	1	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		2,437,000	84	(27)	57	0	(1)
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		4,836,500	102	(50)	52	0	(2)
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		1,050,300	(2)	(12)	(14)	0	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		5,540,500	(51)	21	(30)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		5,249,900	0	82	82	0	(2)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		5,158,800	0	100	100	0	(2)
Pay(6)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		3,609,000	0	(4)	(4)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		5,759,000	0	(145)	(145)	2	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		3,768,300	0	79	79	0	(1)
Pay	6-Month CLP-CHILIBOR	4.890	Semi-Annual	10/01/2034		2,141,900	0	(44)	(44)	0	0
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035		6,101,000	0	130	130	0	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	06/18/2035		1,953,200	0	(13)	(13)	0	0
Receive	06-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		1,680,800	0	3	3	0	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	318,230	465	(82)	383	0	(2)
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		479,700	644	343	987	0	(3)
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		215,600	60	125	185	0	(1)
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		615,200	0	378	378	0	(3)
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		140,600	0	(57)	(57)	0	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		166,500	205	(71)	134	0	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		174,800	1	(102)	(101)	0	0
Receive	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		320,500	0	173	173	0	(1)
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		417,000	(5)	154	149	3	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		239,200	(165)	131	(34)	2	0
Receive	6-Month CZK-PRIBOR	3.550	Annual	01/24/2030		160,300	(23)	(13)	(36)	0	(2)
Pay	6-Month CZK-PRIBOR	3.470	Annual	02/05/2030		401,200	16	(4)	12	5	0
Receive	6-Month CZK-PRIBOR	3.130	Annual	04/09/2030		445,700	125	605	730	0	(6)
Pay	6-Month CZK-PRIBOR	3.145	Annual	04/09/2030		156,700	(27)	(224)	(251)	2	0
Receive	6-Month CZK-PRIBOR	3.290	Annual	04/30/2030		79,900	0	103	103	0	(1)
Receive	6-Month CZK-PRIBOR	3.258	Annual	05/05/2030		97,300	0	132	132	0	(2)
Receive	6-Month CZK-PRIBOR	3.315	Annual	05/06/2030		108,800	0	134	134	0	(2)
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/06/2030		274,100	0	332	332	0	(4)
Receive	6-Month CZK-PRIBOR	3.405	Annual	05/14/2030		124,300	0	127	127	0	(2)
Receive	6-Month CZK-PRIBOR	3.485	Annual	05/16/2030		95,700	0	81	81	0	(2)
Pay	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		312,800	0	(352)	(352)	5	0
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		271,100	559	(132)	427	13	0
Receive	6-Month CZK-PRIBOR	3.524	Annual	02/16/2034		364,200	(2)	404	402	0	(18)
Receive	6-Month CZK-PRIBOR	3.528	Annual	07/29/2034		114,700	0	241	241	0	(6)
Receive	6-Month CZK-PRIBOR	3.566	Annual	07/30/2034		44,300	0	87	87	0	(2)
Receive	6-Month CZK-PRIBOR	3.475	Annual	07/31/2034		44,300	0	102	102	0	(2)
Receive	6-Month CZK-PRIBOR	3.445	Annual	08/01/2034		74,700	0	180	180	0	(4)
Receive	6-Month EUR-EURIBOR	2.287	Annual	11/25/2029	EUR	2,400	0	(29)	(29)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		500	2	0	2	1	0
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026	HUF	5,709,600	(1,283)	603	(680)	0	(8)
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,376,280	(797)	797	0	0	(24)
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	(5)	(1,825)	(1,830)	5	0
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		2,500,100	504	25	529	0	(6)
Receive	6-Month HUF-BBR	5.440	Annual	01/15/2029		1,473,600	9	(18)	(9)	5	0
Receive	6-Month HUF-BBR	6.450	Annual	06/06/2029		519,900	0	(11)	(11)	2	0
Receive	6-Month HUF-BBR	6.299	Annual	06/10/2029		941,300	0	(4)	(4)	3	0
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		8,084,100	(385)	957	572	0	(20)
Pay	6-Month HUF-BBR	6.079	Annual	10/22/2029		1,089,100	(60)	135	75	0	(3)
Pay	6-Month HUF-BBR	1.760	Annual	01/21/2030		1,937,700	(1,030)	64	(966)	0	(7)
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		4,291,500	0	457	457	0	(12)
Pay	6-Month HUF-BBR	6.430	Annual	02/04/2030		2,715,500	0	313	313	0	(7)
Pay	6-Month HUF-BBR	6.511	Annual	02/05/2030		7,483,800	95	848	943	0	(20)
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		3,054,800	0	344	344	0	(7)
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		1,331,700	0	196	196	0	(3)
Receive	6-Month HUF-BBR	6.265	Annual	04/08/2030		1,040,000	0	4	4	2	0
Receive	6-Month HUF-BBR	6.250	Annual	04/09/2030		1,710,300	13	(3)	10	4	0
Pay	6-Month HUF-BBR	5.875	Annual	05/09/2030		3,322,000	(83)	(96)	(179)	0	(8)
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030		5,849,900	(43)	(260)	(303)	0	(15)
Pay	6-Month HUF-BBR	6.270	Annual	06/16/2030		3,926,900	3	(12)	(9)	0	(11)
Receive	6-Month HUF-BBR	6.210	Annual	06/26/2030		13,871,800	9	128	137	39	0
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(946)	(94)	(1,040)	0	(6)
Receive	6-Month HUF-BBR	6.265	Annual	04/28/2032		83,600	0	2	2	0	0

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month HUF-BBR	6.270%	Annual	04/28/2032	HUF	3,200,000	$0	$66	$66	$5	$0
Receive	6-Month HUF-BBR	6.100	Annual	02/08/2034		1,362,200	0	(18)	(18)	4	0
Receive	6-Month HUF-BBR	6.580	Annual	05/16/2035		167,500	0	0	0	1	0
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026	PLN	7,500	22	44	66	0	0
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		16,700	(308)	161	(147)	1	0
Pay	6-Month PLN-WIBOR	5.158	Annual	03/22/2027		155,800	(121)	1,827	1,706	30	0
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	(183)	(361)	(544)	0	(10)
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	(464)	69	(395)	0	(15)
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	(815)	122	(693)	0	(19)
Receive	6-Month PLN-WIBOR	4.910	Annual	07/25/2027		6,320	(15)	(9)	(24)	0	(2)
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		38,600	(91)	(324)	(415)	0	(16)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		59,900	(25)	(549)	(574)	0	(27)
Pay	6-Month PLN-WIBOR	4.440	Annual	01/09/2029		52,900	(12)	480	468	29	0
Pay	6-Month PLN-WIBOR	4.730	Annual	02/16/2029		23,000	0	278	278	12	0
Pay	6-Month PLN-WIBOR	4.810	Annual	02/16/2029		27,800	0	358	358	14	0
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		22,200	0	252	252	11	0
Pay	6-Month PLN-WIBOR	4.970	Annual	03/21/2029		45,900	9	672	681	23	0
Pay	6-Month PLN-WIBOR	5.020	Annual	03/21/2029		12,500	0	192	192	6	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		54,800	(21)	802	781	28	0
Receive	6-Month PLN-WIBOR	4.510	Annual	04/25/2029		63,600	0	(198)	(198)	0	(33)
Receive	6-Month PLN-WIBOR	4.545	Annual	04/25/2029		33,300	0	(116)	(116)	0	(17)
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		6,800	0	67	67	4	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		18,300	0	136	136	11	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		17,600	0	112	112	11	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		16,100	0	(24)	(24)	0	(9)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		23,800	0	(67)	(67)	0	(14)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		29,100	0	(90)	(90)	0	(17)
Pay	6-Month PLN-WIBOR	4.560	Annual	09/02/2029		13,700	(16)	80	64	8	0
Receive	6-Month PLN-WIBOR	5.220	Annual	03/20/2033		14,700	(166)	(172)	(338)	0	(19)
Receive	6-Month PLN-WIBOR	5.310	Annual	03/21/2033		29,200	(379)	(340)	(719)	0	(37)
Receive	6-Month PLN-WIBOR	4.740	Annual	10/25/2033		16,800	(38)	(179)	(217)	0	(22)
Pay(6)	6-Month THB-THBFIX	1.000	Quarterly	03/18/2031	THB	6,214,060	(899)	(612)	(1,511)	184	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2025	MXN	41,400	0	10	10	0	0
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027		334,900	0	275	275	6	0
Pay	28-Day MXN-TIIE	7.360	Lunar	03/02/2028		324,000	0	120	120	4	0
Receive	28-Day MXN-TIIE	7.430	Lunar	03/02/2028		79,600	0	(36)	(36)	0	(1)
Receive	28-Day MXN-TIIE	7.550	Lunar	03/02/2028		682,000	0	(414)	(414)	0	(8)
Receive	28-Day MXN-TIIE	7.560	Lunar	03/02/2028		312,000	0	(193)	(193)	0	(4)
Receive	28-Day MXN-TIIE	7.580	Lunar	03/02/2028		372,400	0	(240)	(240)	0	(4)
Pay(6)	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		41,400	21	92	113	1	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		162,000	0	166	166	6	0
Receive	28-Day MXN-TIIE	8.250	Lunar	03/01/2029		79,000	(59)	(87)	(146)	0	(3)
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029		428,400	0	1,379	1,379	16	0
Pay	28-Day MXN-TIIE	7.790	Lunar	05/31/2029		189,000	0	207	207	7	0
Pay	28-Day MXN-TIIE	7.820	Lunar	05/31/2029		195,900	0	225	225	8	0
Pay	28-Day MXN-TIIE	7.825	Lunar	05/31/2029		186,200	0	215	215	7	0
Receive	28-Day MXN-TIIE	8.485	Lunar	05/31/2029		163,200	(185)	(195)	(380)	0	(7)
Receive	28-Day MXN-TIIE	8.495	Lunar	05/31/2029		486,700	0	(1,142)	(1,142)	0	(19)
Pay	28-Day MXN-TIIE	8.620	Lunar	12/05/2029		256,800	0	713	713	13	0
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		179,900	0	(516)	(516)	0	(9)
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		284,900	120	773	893	15	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		96,700	0	(337)	(337)	0	(5)
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		83,900	0	323	323	5	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		27,600	0	107	107	2	0
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030		117,800	0	(464)	(464)	0	(6)
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030		28,000	0	81	81	2	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		679,400	0	(1,440)	(1,440)	0	(38)
Pay	28-Day MXN-TIIE	8.360	Lunar	03/13/2030		21,200	0	50	50	1	0
Receive	28-Day MXN-TIIE	8.480	Lunar	03/13/2030		51,300	0	(133)	(133)	0	(3)
Receive	28-Day MXN-TIIE	8.595	Lunar	03/13/2030		357,000	0	(1,013)	(1,013)	0	(21)
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030		100,400	0	98	98	6	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		162,000	7	161	168	9	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030		140,300	0	153	153	8	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030		60,100	0	68	68	3	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		294,100	0	201	201	17	0
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030		63,100	0	65	65	4	0
Pay	28-Day MXN-TIIE	7.753	Lunar	04/16/2030		304,700	0	318	318	18	0
Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030		171,700	0	(187)	(187)	0	(11)
Receive	28-Day MXN-TIIE	7.790	Lunar	06/12/2030		147,000	0	(165)	(165)	0	(9)
Receive	28-Day MXN-TIIE	7.800	Lunar	06/12/2030		464,400	0	(531)	(531)	0	(28)
Receive	28-Day MXN-TIIE	7.936	Lunar	06/12/2030		389,600	(33)	(530)	(563)	0	(24)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	101

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	7.460%	Lunar	08/27/2030	MXN	205,500	$0	$73	$73	$13	$0
Pay	28-Day MXN-TIIE	7.500	Lunar	09/11/2030		207,700	0	93	93	13	0
Receive	28-Day MXN-TIIE	7.610	Lunar	09/20/2030		290,300	(84)	(119)	(203)	0	(19)
Pay	28-Day MXN-TIIE	7.740	Lunar	09/20/2030		119,000	0	119	119	8	0
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032		53,500	0	125	125	3	0
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034		60,700	0	189	189	2	0
Receive	28-Day MXN-TIIE	8.820	Lunar	11/23/2034		78,800	0	(324)	(324)	0	(3)
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034		88,600	0	(467)	(467)	0	(3)
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034		88,800	0	544	544	3	0
Pay	28-Day MXN-TIIE	9.340	Lunar	12/27/2034		124,400	0	748	748	5	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/28/2034		84,000	0	491	491	3	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2034		128,100	0	748	748	5	0
Receive	28-Day MXN-TIIE	8.855	Lunar	02/09/2035		212,900	0	(907)	(907)	0	(8)
Receive	28-Day MXN-TIIE	8.515	Lunar	02/22/2035		138,300	0	(413)	(413)	0	(5)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		33,000	1	68	69	1	0
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035		92,000	0	(319)	(319)	0	(4)
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035		68,900	0	(243)	(243)	0	(3)
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035		34,400	0	(132)	(132)	0	(1)
Pay	28-Day MXN-TIIE	8.365	Lunar	03/28/2035		35,500	0	86	86	1	0
Receive	28-Day MXN-TIIE	8.285	Lunar	06/06/2035		102,400	0	(216)	(216)	0	(4)

							$(4,190)	$(15,977)	$(20,167)	$1,796	$(1,637)

Total Swap Agreements							$(8,336)	$(16,233)	$(24,569)	$1,796	$(1,656)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1	$1,814	$1,815	$0	$(15)	$(1,656)	$(1,671)

(n)

Securities with an aggregate market value of $420 and cash of $37,969 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $18 for closed swap agreements is outstanding at period end.

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	480		$316	$0	$(1)
	10/2025		$10,612	CAD	14,763	0	(3)
	10/2025		41,243	EUR	35,361	272	0
	11/2025	CAD	14,740		$10,612	3	0
	11/2025		$316	AUD	480	1	0

BOA	10/2025	CNH	32,885		$4,622	7	(1)
	10/2025	COP	11,648,952		2,990	20	0
	10/2025	DOP	321,562		5,190	67	0
	10/2025	IDR	6,599,537		400	5	0
	10/2025	JPY	9,115		61	0	(1)
	10/2025	MYR	224,975		53,368	0	(118)
	10/2025	PEN	23,424		6,340	0	(401)
	10/2025		$151	CNY	1,073	0	0
	10/2025		2,984	COP	11,648,952	0	(20)
	10/2025		9,086	IDR	150,507,061	0	(65)
	10/2025		7,884	INR	697,375	0	(41)
	10/2025		19	JPY	2,722	0	0
	10/2025		384	NZD	667	3	0
	10/2025		59,239	PLN	213,018	0	(647)
	11/2025	DOP	309,019		$4,835	0	(83)
	11/2025	NZD	667		385	0	(3)
	11/2025		$61	JPY	9,084	1	0
	11/2025		3,620	MXN	67,062	23	0
	11/2025		18,770	ZAR	327,943	154	0
	11/2025	ZAR	12,092		$692	0	(6)
	12/2025	CLP	9,063,814		9,384	0	(43)
	12/2025	MXN	182,213		9,731	0	(139)
	12/2025	PYG	1,431,205		197	0	(6)
	12/2025		$103	COP	414,949	1	0
	01/2026	ARS	4,425,827		$3,121	453	0
	01/2026		$264	ARS	399,501	0	(24)
	03/2026	CZK	33,496	EUR	1,370	2	0
	03/2026	EUR	3,778	CZK	92,655	9	0
	04/2026		$500	ARS	811,429	0	(41)
	08/2026		4,161	ZAR	75,246	85	0

BPS	10/2025	AUD	315		$208	0	(1)
	10/2025	BRL	96,654		15,993	2	(2,169)
	10/2025	EUR	5,166		5,554	0	(519)
	10/2025	IDR	336,901,990		20,082	0	(110)
	10/2025	INR	93,193		1,054	6	0
	10/2025	JPY	10,560		71	0	0
	10/2025	MYR	42,660		10,159	17	0
	10/2025	TRY	35,940		847	0	(14)
	10/2025		$18,036	BRL	96,654	133	(9)
	10/2025		23,666	CNH	168,552	0	(9)
	10/2025		2,568	CNY	18,283	6	0
	10/2025		2,403	EUR	2,041	0	(7)
	10/2025		57,578	IDR	950,818,867	1	(590)
	10/2025		8,262	KRW	11,449,943	0	(106)
	10/2025		21,047	MYR	88,496	0	(7)
	10/2025		16,950	PLN	61,691	25	(6)
	10/2025		46,592	THB	1,477,521	0	(949)
	10/2025		16,912	TWD	513,971	0	(26)
	11/2025	TRY	977		$22	0	(1)
	11/2025		$208	AUD	315	1	0
	11/2025		8,618	CNY	60,960	0	(23)
	11/2025		113	ILS	379	2	0
	11/2025		71	JPY	10,524	0	0
	12/2025	CNH	29,669		$4,184	0	(1)
	12/2025	COP	10,698,981		2,726	24	0
	12/2025	MXN	36,627		1,976	0	(8)
	12/2025		$2,465	CLP	2,341,274	0	(30)
	12/2025		4,184	CNY	29,626	2	0
	12/2025		22,323	HUF	7,413,556	0	(108)
	12/2025		20,082	IDR	337,870,965	125	0
	01/2026	ARS	11,780,387		$8,114	1,007	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	103

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Received		Currency to be Delivered		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$7,705	ARS	11,586,038	$0	$(716)
	03/2026	CZK	59,089	EUR	2,408	0	(7)
	04/2026	ARS	1,900,827		$1,268	193	0
	04/2026	BRL	288,100		51,793	0	(30)
	05/2026		$4,420	KWD	1,347	10	0
	06/2026	ARS	3,960,615		$2,161	35	0
	06/2026		$1,501	KWD	458	6	0
	07/2026	ARS	757,200		$498	96	0
	07/2026		$532	ARS	900,962	0	(55)
	06/2027		1,645	KWD	499	0	(2)
	05/2029	KWD	7,247		$24,915	922	0
	07/2029		806		2,774	102	0
	05/2030		4,241		14,605	505	0
	08/2030		1,440		4,856	63	0

BRC	10/2025	BRL	88,576		16,654	11	0
	10/2025	CHF	712		888	0	(7)
	10/2025	EUR	8,459		9,930	0	(1)
	10/2025	MYR	88,425		21,047	24	0
	10/2025	NOK	89		9	0	0
	10/2025	TRY	621		15	0	0
	10/2025		$15,995	BRL	88,576	648	0
	10/2025		757	CHF	604	2	0
	10/2025		4,513	MXN	84,432	88	0
	10/2025		14,197	PLN	51,909	82	0
	10/2025		1,941	RON	8,410	0	(1)
	10/2025		16,750	TRY	717,675	426	0
	11/2025	CHF	601		$757	0	(2)
	11/2025		$9	NOK	89	0	0
	11/2025		9,159	TRY	399,889	50	0
	11/2025	ZAR	117,884		$6,695	0	(108)
	12/2025		$3,429	MXN	63,409	5	0
	12/2025		1,721	TRY	79,457	85	0

BSH	10/2025	CLP	3,411,633		$3,580	31	0
	10/2025	EUR	555		653	1	0
	10/2025		$113	NZD	196	0	0
	11/2025	NZD	196		$113	0	0
	11/2025	PEN	16,456		4,549	0	(184)
	11/2025		$1,743	PEN	6,440	111	0
	12/2025	PEN	54,451		$15,416	0	(235)
	01/2026		9,706		2,712	0	(75)
	03/2026		8,156		2,335	0	(4)
	05/2026		49,584		13,851	0	(334)

CBK	10/2025	BRL	32,301		6,052	0	(17)
	10/2025	CAD	17		12	0	0
	10/2025	CNY	44,288		6,238	6	0
	10/2025	EUR	31,959		37,523	52	(51)
	10/2025	GBP	18,341		24,754	87	0
	10/2025	IDR	347,949,889		20,764	0	(91)
	10/2025	INR	2,304,537		26,063	144	0
	10/2025	NGN	1,504,567		942	0	(71)
	10/2025	NOK	8,744		877	0	0
	10/2025	PEN	40,012		11,449	0	(71)
	10/2025	SGD	70,539		55,147	464	0
	10/2025	THB	2,437,257		75,844	632	0
	10/2025	TWD	86		3	0	0
	10/2025		$5,968	BRL	32,301	102	(1)
	10/2025		10,636	CNH	75,728	8	(16)
	10/2025		12,272	CNY	87,385	31	0
	10/2025		2,391	COP	11,648,952	579	0
	10/2025		12,630	IDR	207,743,619	0	(179)
	10/2025		30,935	INR	2,718,026	0	(365)
	10/2025		2,785	JPY	406,800	0	(34)
	10/2025		68	NOK	690	1	0
	10/2025		3,937	PLN	14,382	19	0
	10/2025		13	SGD	16	0	0
	10/2025		1,151	UYU	46,673	18	0
	10/2025	ZAR	29,241		$1,688	0	(5)
	11/2025	COP	196,065,024		47,887	0	(1,916)
	11/2025	SGD	16		13	0	0
	11/2025		$12	CAD	17	0	0

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Received		Currency to be Delivered		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$11,260	CNY	79,627	$0	$(33)
	11/2025		6,170	INR	549,043	0	(7)
	11/2025		877	NOK	8,742	0	0
	11/2025		75,844	THB	2,433,860	0	(543)
	11/2025		831	ZAR	14,428	2	0
	12/2025	CLP	7,828,016		$8,120	0	(22)
	12/2025	CNH	29,152		4,110	0	(2)
	12/2025	PEN	54,889		15,050	0	(727)
	12/2025	PHP	270,099		4,709	88	0
	12/2025		$3,000	BRL	16,204	1	0
	12/2025		11,455	CNY	81,070	1	(9)
	12/2025		4,028	CZK	83,564	10	0
	12/2025		714	EGP	40,739	107	0
	12/2025		20,764	IDR	348,936,200	105	0
	12/2025		19,824	INR	1,756,568	0	(141)
	12/2025		6,591	PEN	23,597	193	0
	12/2025		970	UYU	39,237	6	0
	01/2026	CNH	28,191		$3,979	0	(1)
	01/2026	PEN	67,127		18,790	0	(488)
	01/2026		$1,590	ARS	2,485,362	0	(91)
	01/2026		3,051	BRL	16,678	13	0
	01/2026		3,979	CNY	28,132	0	(1)
	02/2026	GHS	4,864		$340	0	(17)
	02/2026	PEN	44,302		12,527	0	(185)
	03/2026	CLP	34,122		35	0	0
	03/2026	EGP	76,608		1,477	0	(11)
	03/2026	PEN	47,053		13,386	0	(106)
	04/2026		$600	ARS	960,000	0	(57)
	05/2026	PEN	9,215		$2,599	0	(38)
	06/2026	ARS	1,564,831		1,029	198	0
	07/2026		4,422,913		2,802	462	0

CIB	10/2025	BRL	16,361		3,076	2	0
	10/2025		$3,054	BRL	16,361	20	0

DUB	10/2025	EGP	19,709		$351	0	(60)
	10/2025	ILS	2,215		648	0	(20)
	10/2025	INR	886,599		9,980	9	0
	10/2025	TWD	732		24	0	0
	10/2025		$50,796	CNH	361,175	0	(104)
	10/2025		18,950	INR	1,674,845	0	(113)
	10/2025		6	KRW	7,792	0	0
	10/2025		1,453	KZT	805,699	7	(4)
	10/2025		16,294	MYR	68,573	9	0
	10/2025		1,332	RSD	132,235	0	(8)
	11/2025	PEN	25,922		$7,398	0	(57)
	11/2025	PKR	139,779		472	0	(22)
	11/2025		$9,695	CNY	68,542	0	(28)
	11/2025		648	ILS	2,214	20	0
	11/2025		13,726	INR	1,221,917	0	(10)
	11/2025		783	KZT	436,564	0	0
	11/2025	ZAR	283,213		$16,180	0	(163)
	12/2025	IDR	5,529,844		330	0	(1)
	12/2025	INR	1,756,568		19,988	305	0
	12/2025	UGX	4,393,722		1,175	0	(75)
	12/2025		$3,004	COP	11,640,590	0	(65)
	12/2025		2,892	KZT	1,604,949	0	(36)
	02/2026		4,219	PEN	15,006	87	0
	03/2026		3,123	KZT	1,801,676	0	(24)
	09/2026	EGP	82,308		$1,477	0	(11)
	09/2026	PKR	335,665		1,126	0	(16)

FAR	10/2025	AUD	360		235	0	(3)
	10/2025	MYR	7,617		1,828	17	0
	10/2025		$932	AUD	1,436	19	0
	10/2025		136	CHF	108	0	0
	10/2025		22,179	CNH	157,473	0	(77)
	10/2025		492	CNY	3,510	2	0
	10/2025		12,401	GBP	9,221	0	0
	10/2025		29,875	INR	2,635,005	0	(239)
	10/2025		7,357	JPY	1,081,561	0	(43)
	10/2025		5,571	MYR	23,369	0	(15)
	10/2025		25,595	PLN	93,470	117	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	105

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Received		Currency to be Delivered		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$54,361	SGD	70,012	$0	$(86)
	11/2025	CHF	108		$136	0	0
	11/2025	GBP	9,221		12,403	0	0
	11/2025	SGD	69,834		54,361	82	0
	11/2025		$235	AUD	360	3	0
	11/2025		48,636	BRL	268,093	1,332	0
	11/2025		3,903	PEN	14,325	219	0
	12/2025	MXN	1,695,163		$89,454	0	(2,364)
	12/2025		$112	MXN	2,118	3	0

GLM	10/2025	BRL	101,500		$16,924	0	(2,147)
	10/2025	IDR	356,422,660		21,368	5	0
	10/2025	MYR	68,573		16,302	0	(1)
	10/2025	NGN	1,912,404		1,184	0	(102)
	10/2025	THB	61		2	0	0
	10/2025		$18,879	BRL	101,500	198	(7)
	10/2025		2,891	CNH	20,547	0	(7)
	10/2025		10,471	IDR	173,062,329	0	(98)
	10/2025		107	ILS	360	1	0
	10/2025		7,876	INR	691,075	0	(103)
	10/2025		5,033	MXN	94,253	104	0
	10/2025		41,556	MYR	175,368	136	0
	10/2025		11,892	RON	51,855	70	0
	10/2025		25,031	THB	806,151	0	(149)
	11/2025	DOP	164,662		$2,661	57	(19)
	11/2025	THB	2,427		76	0	0
	11/2025		$289	CNY	2,047	0	(1)
	11/2025		3,685	TRY	160,908	23	0
	11/2025		1,050	UYU	42,147	0	0
	12/2025	TRY	100,186		$2,149	0	(126)
	12/2025		$21,368	IDR	357,277,391	0	0
	01/2026	ARS	828,633		$571	74	0
	01/2026		$540	ARS	797,688	0	(59)
	02/2026	DOP	1,867,304		$29,028	106	(438)
	03/2026		579,057		8,988	24	(116)
	03/2026	EGP	34,003		657	0	(4)
	04/2026	ARS	743,695		497	77	0
	06/2026	EGP	64,195		1,191	0	(9)
	07/2026	ARS	778,588		516	102	0
	09/2026		1,103,965		580	21	0

JPM	10/2025	BRL	25,381		4,764	3	(8)
	10/2025	CLP	1,810,053		1,884	1	0
	10/2025	COP	9,281,818		2,366	4	0
	10/2025	INR	250,598		2,838	19	0
	10/2025	NGN	1,910,037		1,184	0	(101)
	10/2025	PEN	29,373		8,386	0	(70)
	10/2025	THB	35,714		1,115	12	0
	10/2025		$4,670	BRL	25,381	99	0
	10/2025		1,237	CAD	1,710	0	(9)
	10/2025		4,726	CNY	33,447	0	(18)
	10/2025		17,597	IDR	290,735,109	0	(171)
	10/2025		10	KRW	13,490	0	0
	10/2025		656	KZT	363,085	1	0
	10/2025		10,691	MYR	44,857	0	(26)
	10/2025		9,355	PLN	34,379	102	0
	10/2025		110,281	THB	3,544,770	0	(835)
	10/2025		1,972	TRY	84,187	45	0
	11/2025	GHS	5,448		$385	0	(41)
	11/2025	PKR	273,208		923	0	(43)
	11/2025	TRY	888		20	0	(1)
	11/2025		$77,946	BRL	429,226	2,059	(4)
	11/2025		6,660	CNY	47,055	0	(27)
	11/2025	ZAR	280,227		$15,977	0	(193)
	12/2025	COP	5,738,640		1,446	0	(3)
	12/2025		$21,964	COP	86,276,224	0	(181)
	12/2025		18,747	MXN	355,463	506	0
	12/2025		2,627	PEN	9,119	0	(6)
	12/2025		983	PHP	56,271	0	(20)
	06/2026	EGP	41,140		$762	0	(7)

MBC	10/2025	CNH	135,705		19,050	4	0
	10/2025	EUR	3,816		4,482	2	0

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Received		Currency to be Delivered		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	GBP	9,221		$12,320	$0	$(81)
	10/2025	JPY	5,234		35	0	0
	10/2025	KRW	11,447,479		8,211	57	0
	10/2025	NOK	91		9	0	0
	10/2025	SEK	7,987		833	0	(15)
	10/2025	SGD	3,347		2,595	1	0
	10/2025		$25,858	CNH	183,796	0	(62)
	10/2025		31,459	EUR	26,603	0	(225)
	10/2025		13	JPY	1,936	0	0
	10/2025		8,219	KRW	11,451,623	0	(57)
	10/2025		399	SGD	511	0	(3)
	11/2025		19,050	CNH	135,383	0	(3)
	11/2025		5,785	ILS	19,567	123	0
	11/2025		27,462	INR	2,442,773	0	(42)
	11/2025		61	JPY	8,948	0	0
	11/2025		9	NOK	91	0	0
	12/2025	CNH	462,452		$64,020	0	(1,166)
	12/2025		$3,535	MXN	65,725	25	0
	01/2026	CNH	31,928		$4,517	5	0
	01/2026		$4,517	CNY	31,897	0	(3)
	02/2026	ILS	19,999		$5,470	0	(574)
	03/2026		$1,483	EGP	87,590	222	0
	09/2026	EGP	54,346		$976	0	(7)

MYI	10/2025	COP	2,166,600		552	1	0
	10/2025	EUR	566		668	4	0
	10/2025	JPY	199,665		1,337	0	(13)
	10/2025	NOK	3		0	0	0
	10/2025	THB	50,979		1,610	35	0
	10/2025		$26,077	CNH	185,556	0	(33)
	10/2025		4,527	CNY	32,240	11	0
	10/2025		82	JPY	12,038	0	0
	10/2025		44,153	MYR	186,418	167	0
	10/2025		9,278	PLN	33,586	0	(40)
	10/2025		3,230	THB	102,716	0	(57)
	11/2025	BRL	70,866		$12,680	0	(504)
	11/2025		$3,395	CNY	24,014	0	(7)
	11/2025		9,822	INR	874,494	0	(6)
	11/2025		1,337	JPY	198,974	13	0
	11/2025		0	NOK	3	0	0
	12/2025	CZK	39,136	EUR	1,551	0	(62)
	12/2025	EUR	7,082	CZK	173,762	46	0
	12/2025	MXN	35,769		$1,896	0	(41)
	12/2025		$77,514	CZK	1,598,142	0	(297)
	02/2026	CZK	56,847	EUR	2,312	0	(15)
	10/2026		$1,723	AZN	3,083	18	0
	10/2027		3,446		6,341	0	(36)

NGF	10/2025		9,353	IDR	154,807,637	0	(74)
	10/2025		13	KRW	17,865	0	0
	12/2025		540	TRY	23,679	2	0

SCX	10/2025	IDR	269,122,613		$16,118	0	(12)
	10/2025	INR	564,603		6,350	0	0
	10/2025	PEN	22,132		6,320	0	(49)
	10/2025	TWD	87		3	0	0
	10/2025		$18,991	CNH	134,948	0	(51)
	10/2025		5,744	CNY	40,895	10	0
	10/2025		28,945	GBP	21,640	158	0
	10/2025		12,704	IDR	208,895,161	0	(184)
	10/2025		14,773	INR	1,303,777	0	(109)
	10/2025		419	JPY	61,636	0	(2)
	10/2025		867	NGN	1,517,012	155	0
	10/2025		12,781	PEN	44,579	52	0
	11/2025	GBP	21,640		$28,950	0	(158)
	11/2025	INR	2,670,725		29,989	10	0
	11/2025	PKR	115,236		400	0	(7)
	11/2025	SGD	3,338		2,595	1	0
	11/2025		$1,612	CNY	11,423	0	(2)
	11/2025		6,350	INR	565,698	0	0
	11/2025		0	JPY	43	0	0
	12/2025	PHP	6,659,260		$116,684	2,772	0
	12/2025	PKR	210,922		735	0	(9)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	107

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Received		Currency to be Delivered		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025	UGX	4,393,737		$1,175	$0	$(75)
	12/2025		$2,197	CNY	15,525	0	(4)
	12/2025		18,039	CZK	370,043	0	(160)
	12/2025		16,118	IDR	269,802,794	18	0
	12/2025		138	PHP	7,886	0	(3)
	01/2026	CNH	92,290		$13,046	8	0
	01/2026		$13,046	CNY	92,153	0	(7)
	04/2026	NGN	939,306		$543	0	(61)

SOG	10/2025	AUD	281		186	0	0
	10/2025	BRL	17,565		3,291	0	(9)
	10/2025	EUR	18,650		21,933	36	0
	10/2025	JPY	434,820		2,922	0	(18)
	10/2025	NOK	296		30	0	0
	10/2025	NZD	863		503	2	0
	10/2025		$3,274	BRL	17,565	27	0
	10/2025		3,838	JPY	564,394	0	(21)
	10/2025		11,141	RON	48,528	53	0
	11/2025	COP	90,013,484		$22,239	0	(627)
	11/2025		$186	AUD	281	0	0
	11/2025		21,977	EUR	18,650	0	(37)
	11/2025		2,922	JPY	433,316	18	0
	11/2025		30	NOK	296	0	0
	12/2025		3,291	BRL	17,815	8	0
	12/2025		9,496	CLP	9,015,070	0	(120)
	12/2025		954	CZK	19,747	1	0
	12/2025		152	HUF	50,747	0	0
	03/2026	CLP	13,922,222		$14,365	0	(105)

SSB	10/2025	GBP	3,299		4,446	10	0
	10/2025	IDR	30,660,221		1,860	22	0
	10/2025	INR	162,659		1,850	21	0
	10/2025		$3,945	INR	348,998	0	(20)
	10/2025		13	PEN	49	1	0
	11/2025	PEN	9,627		$2,609	0	(161)
	12/2025	MXN	17,270		911	0	(24)
	03/2026	CLP	9,759,626		10,292	149	0

UAG	10/2025	CAD	16,456		11,966	141	0
	10/2025	ILS	222		65	0	(2)
	10/2025	JPY	1,467,900		9,962	36	0
	10/2025		$4,026	IDR	67,722,111	33	0
	10/2025		623	ILS	2,078	4	0
	10/2025		367	INR	32,381	0	(3)
	10/2025		838	NOK	8,531	17	0
	10/2025		9,210	PLN	33,434	0	(14)
	10/2025		1,692	ZAR	29,239	1	0
	10/2025	ZAR	29,253		$1,692	0	(1)
	11/2025		$65	ILS	222	2	0
	11/2025		291	TRY	13,701	28	0
	11/2025	ZAR	128,228		$7,274	0	(126)
	12/2025	EUR	1,551	CZK	39,135	62	0
	12/2025		$15,906	HUF	5,265,016	0	(129)
	12/2025		2,610	MXN	48,345	9	0
	01/2026		3,734	TRY	178,008	216	0

Total Forward Foreign Currency Contracts						$20,201	$(27,920)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC CDX.IG-44 5-Year Index	Buy	0.550%	11/19/2025	224,400	$370	$135

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	10,221	$46	$55
	Put - OTC EUR versus HUF	HUF	386.000	12/18/2025	62,908	359	257
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	54,800	81	55

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC USD versus HKD	HKD	7.800	08/24/2026	86,100	$119	$86
	Put - OTC USD versus MXN	MXN	18.250	11/19/2025	44,712	337	379
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	35,209	1,729	1,898

GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	13,700	18	14
	Put - OTC USD versus JPY	JPY	144.000	11/12/2025	46,677	572	245

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	51,600	68	52
	Call - OTC USD versus HKD		7.800	08/24/2026	29,800	44	30

MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	9,635	41	47
	Put - OTC EUR versus CZK		24.250	02/13/2026	6,143	26	35
	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	23,265	382	713

						$3,822	$3,866

Total Purchased Options						$4,192	$4,001

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC CDX.IG-44 5-Year Index	Sell	0.750%	11/19/2025	224,400	$(134)	$(40)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	54,800	$(30)	$(36)
	Call - OTC USD versus HKD		7.850	08/24/2026	86,100	(40)	(55)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	70,418	(1,748)	(1,824)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	13,700	(6)	(9)
	Put - OTC USD versus JPY	JPY	140.000	11/12/2025	46,677	(271)	(74)
	Call - OTC USD versus TRY	TRY	53.500	12/11/2025	18,689	(607)	(140)

JPM	Put - OTC USD versus MXN	MXN	18.250	11/19/2025	19,972	(96)	(169)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	51,600	(23)	(34)
	Call - OTC USD versus HKD		7.850	08/24/2026	29,800	(15)	(19)

MYI	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	23,265	(79)	(101)
	Call - OTC USD versus BRL		5.800	11/07/2025	23,265	(296)	(43)

UAG	Put - OTC USD versus TRY	TRY	41.600	11/12/2025	1,710	(65)	(1)
	Call - OTC USD versus TRY		56.900	11/12/2025	1,710	(48)	(6)
	Put - OTC USD versus TRY		42.635	01/07/2026	7,530	(255)	(16)
	Call - OTC USD versus TRY		56.750	01/07/2026	7,530	(171)	(73)
	Put - OTC USD versus TRY		42.800	01/08/2026	11,554	(396)	(32)
	Call - OTC USD versus TRY		56.750	01/08/2026	11,554	(265)	(114)

						$(4,411)	$(2,746)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.065%	11/20/2025	48,290	$(114)	$(48)
	Put - OTC 5-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.065	11/20/2025	48,290	(114)	(84)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.040	12/23/2025	122,200	(48)	(41)
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	7.040	12/23/2025	122,200	(48)	(50)
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.475	11/24/2025	27,000	(104)	(61)
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.475	11/24/2025	27,000	(104)	(85)

CKL	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.070	12/04/2025	147,900	(42)	(51)

DBL	Call - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Receive	3.890	12/29/2025	118,650	(37)	(23)
	Put - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.890	12/29/2025	118,650	(37)	(41)

GST	Call - OTC 5-Year Interest Rate Swap	3-Month HUF-SOFR	Receive	6.190	11/14/2025	2,883,080	(84)	(35)
	Put - OTC 5-Year Interest Rate Swap	3-Month HUF-SOFR	Pay	6.190	11/14/2025	2,883,080	(84)	(63)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.160	11/26/2025	143,100	(62)	(65)
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	7.160	11/26/2025	143,100	(62)	(28)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month HUF-BUBOR	Receive	6.110	12/23/2025	1,040,550	(25)	(16)
	Put - OTC 5-Year Interest Rate Swap	6-Month HUF-BUBOR	Pay	6.110	12/23/2025	1,040,550	(26)	(36)
	Call - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Receive	4.135	12/03/2025	13,800	(56)	(72)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	109

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Pay	4.135%	12/03/2025	13,800	$(56)	$(39)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.310	10/02/2025	335,800	(91)	(236)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.080	12/31/2025	96,500	(37)	(49)
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	7.080	12/31/2025	96,500	(37)	(47)
	Call - OTC 10-Year Interest Rate Swap	6-Month PLN-WIBOR	Receive	4.445	12/18/2025	7,700	(27)	(19)
	Put - OTC 10-Year Interest Rate Swap	6-Month PLN-WIBOR	Pay	4.445	12/18/2025	7,700	(27)	(31)

							$(1,322)	$(1,220)

Total Written Options							$(5,867)	$(4,006)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Brazil Government International Bonds	(1.000)%	Quarterly	06/20/2029	0.978%	$	12,100	$281	$(293)	$0	$(12)

BPS	Brazil Government International Bonds	(1.000)	Quarterly	12/20/2029	1.092		1,400	48	(44)	4	0

BRC	Brazil Government International Bonds	(1.000)	Quarterly	12/20/2029	1.092		10,800	330	(294)	36	0
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2028	0.318		3,400	(67)	(5)	0	(72)
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.410		400	(8)	(1)	0	(9)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2033	0.932		10,600	(26)	(27)	0	(53)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.963		6,500	(57)	38	0	(19)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2034	0.991		2,960	(11)	8	0	(3)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	1.038		300	0	1	1	0

GST	Brazil Government International Bonds	(1.000)	Quarterly	06/20/2029	0.978		17,800	398	(416)	0	(18)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	1.038		1,300	3	1	4	0
JPM	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.410		1,000	(19)	(5)	0	(24)

								$872	$(1,037)	$45	$(210)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)			Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
											Asset	Liability
BPS	Mexico Government International Bonds	1.000%	Quarterly	12/20/2025	0.194%		$	3,250	$16	$(9)	$7	$0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.406			3,000	6	33	39	0
	Romania Government International Bonds	1.000	Quarterly	12/20/2025	0.593			7,625	12	(3)	9	0

BRC	Peru Government International Bonds	1.000	Quarterly	12/20/2029	0.561			400	3	4	7	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.634			30,100	425	60	485	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.681			500	8	0	8	0
	South Korea Government International Bonds	1.000	Quarterly	12/20/2025	0.133			2,700	18	(12)	6	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2025	0.632			7,000	2	5	7	0

CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.410			11,100	(64)	177	113	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745			275	(4)	7	3	0

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦		8,000	0	482	482	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		3,882	0	50	50	0

GST	Israel Government International Bonds	1.000	Quarterly	12/20/2025	0.299			6,800	8	4	12	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.309			1,000	0	5	5	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.681			2,200	33	1	34	0

JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745			375	(4)	8	4	0

	Peru Government International Bonds	1.000	Quarterly	12/20/2029	0.561			1,000	6	12	18	0

									$465	$824	$1,289	$0

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Floating rate equal to 1-Day IDR-SOFR plus 0.540% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	IDR	93,607,840		$5,634	$37	$(20)	$5,650	$(5,633)

BPS	Floating rate equal to 1-Day KRW-SOFR less 0.394% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2029	KRW	28,739,000		20,823	(158)	25	20,686	(20,819)

BRC	Floating rate equal to 1-Day IDR-SOFR plus 0.546% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	IDR	99,331,320	INR	1,451,280	(10,512)	24	5,946	(16,434)
	Floating rate equal to 1-Day INR-SOFR Compounded-OIS plus 0.638% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	INR	16,250		$5,921	10,328	(2)	16,246	(5,920)

CBK	Floating rate equal to 1-Day IDR-SOFR plus 0.562% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/15/2028	IDR	749,270,180		44,236	1,605	105	45,931	(44,221)

DUB	Floating rate equal to 1-Day IDR-SOFR plus 0.544% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031		74,200,210		4,463	33	(11)	4,485	(4,463)

GLM	Floating rate equal to 1-Day IDR-SOFR plus 0.528% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2029		525,438,080		31,115	273	99	31,481	(31,109)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.638% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031		$24,789	PHP	1,415,924	(177)	64	24,784	(24,897)

SCX	Floating rate equal to 1-Day IDR-SOFR plus 0.539% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	IDR	91,307,200		$5,512	20	(23)	5,508	(5,511)

	Floating rate equal to 1-Day IDR-SOFR plus 0.545% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031		103,506,040		6,192	41	(9)	6,223	(6,191)

									$1,490	$252	$166,940	$(165,198)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	111

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/18/2031	CNY	90,200	$(85)	$(22)	$0	$(107)
	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	65	65	0
	Pay	3-Month MYR-KLIBOR(8)	3.000	Quarterly	03/18/2031	MYR	10,600	(18)	(12)	0	(30)

BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(76)	0	(76)
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	194	194	0

CBK	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	128	90	0

GLM	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026		5,445,000	0	95	95	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(155)	0	(155)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(232)	0	(232)
	Pay	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029		10,120,000	0	(155)	0	(155)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(96)	0	(96)
	Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032		3,100,000	0	(287)	0	(287)

GST	Pay	3-Month MYR-KLIBOR(8)	3.000	Quarterly	03/18/2028	MYR	355,500	(21)	(212)	0	(233)
	Pay	3-Month MYR-KLIBOR(8)	3.000	Quarterly	03/18/2031		96,460	(152)	(120)	0	(272)

JPM	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	187	187	0

								$(314)	$(698)	$631	$(1,643)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
SCX	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.850	Semi-Annual	11/19/2025	INR	3,487,440	$0	$(396)	$0	$(396)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.850	Semi-Annual	12/19/2025		5,371,550	0	(678)	0	(678)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.850	Semi-Annual	12/24/2025		2,459,750	0	(41)	0	(41)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.850	Semi-Annual	12/31/2025		129,760	0	0	0	0

									$0	$(1,115)	$0	$(1,115)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Receive	USD versus INR 1-Year ATM Realized Volatility	3.600%	Maturity	11/24/2025	$37	$0	$(23)	$0	$(23)
	Receive	USD versus INR 1-Year ATM Realized Volatility	3.725	Maturity	11/26/2025	19	0	(9)	0	(9)

SCX	Receive	USD versus INR 1-Year ATM Realized Volatility	3.450	Maturity	11/21/2025	22	0	(17)	0	(17)

							$0	$(49)	$0	$(49)

Total Swap Agreements							$2,513	$(1,823)	$168,905	$(168,215)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$276	$0	$0	$276	$(4)	$0	$0	$(4)	$272	$(330)	$(58)
BOA	830	2,730	5,650	9,210	(1,639)	(2,284)	(5,645)	(9,568)	(358)	1,499	1,141
BPS	3,283	0	20,810	24,093	(5,503)	0	(20,956)	(26,459)	(2,366)	2,707	341
BRC	1,421	0	22,742	24,163	(119)	0	(22,510)	(22,629)	1,534	(1,660)	(126)
BSH	143	0	194	337	(832)	0	(76)	(908)	(571)	272	(299)
CBK	3,329	0	46,137	49,466	(5,296)	0	(44,221)	(49,517)	(51)	1,758	1,707
CIB	22	0	0	22	0	0	0	0	22	0	22

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
CKL	$0	$0	$0	$0	$0	$(51)	$0	$(51)	$(51)	$0	$(51)
DBL	0	0	0	0	0	(64)	0	(64)	(64)	0	(64)
DUB	437	0	5,017	5,454	(817)	0	(4,463)	(5,280)	174	(430)	(256)
FAR	1,794	0	0	1,794	(2,827)	0	0	(2,827)	(1,033)	1,068	35
GLM	998	394	56,360	57,752	(3,386)	(263)	(56,931)	(60,580)	(2,828)	2,907	79
GST	0	0	55	55	0	(191)	(523)	(714)	(659)	472	(187)
JPM	2,851	0	209	3,060	(1,764)	(332)	(56)	(2,152)	908	(1,391)	(483)
MBC	439	82	0	521	(2,238)	(53)	0	(2,291)	(1,770)	1,686	(84)
MYC	0	0	0	0	0	(382)	0	(382)	(382)	318	(64)
MYI	295	795	0	1,090	(1,111)	(144)	0	(1,255)	(165)	148	(17)
NGF	2	0	0	2	(74)	0	0	(74)	(72)	0	(72)
SCX	3,184	0	11,731	14,915	(893)	0	(12,834)	(13,727)	1,188	(920)	268
SOG	145	0	0	145	(937)	0	0	(937)	(792)	932	140
SSB	203	0	0	203	(205)	0	0	(205)	(2)	0	(2)
UAG	549	0	0	549	(275)	(242)	0	(517)	32	0	32

Total Over the Counter	$20,201	$4,001	$168,905	$193,107	$(27,920)	$(4,006)	$(168,215)	$(200,141)

(p)

Securities with an aggregate market value of $13,767 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	113

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	0	0	0	1,814	1,814

	$0	$0	$0	$0	$1,815	$1,815

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,201	$0	$20,201
Purchased Options	0	135	0	3,866	0	4,001
Swap Agreements	0	1,334	0	166,940	631	168,905

	$0	$1,469	$0	$191,007	$631	$193,107

	$0	$1,469	$0	$191,007	$2,446	$194,922

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$15	$15
Swap Agreements	0	19	0	0	1,637	1,656

	$0	$19	$0	$0	$1,652	$1,671

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,920	$0	$27,920
Written Options	0	40	0	2,746	1,220	4,006
Swap Agreements	0	210	0	165,247	2,758	168,215

	$0	$250	$0	$195,913	$3,978	$200,141

	$0	$269	$0	$195,913	$5,630	$201,812

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,333	$2,333
Swap Agreements	0	(29)	0	0	(4,803)	(4,832)

	$0	$(29)	$0	$0	$(2,470)	$(2,499)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,550	$0	$25,550
Purchased Options	0	0	0	557	(121)	436
Written Options	0	0	0	2,239	(48)	2,191
Swap Agreements	373	226	0	(643)	(253)	(297)

	$373	$226	$0	$27,703	$(422)	$27,880

	$373	$197	$0	$27,703	$(2,892)	$25,381

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,575)	$(1,575)
Swap Agreements	0	(246)	0	0	251	5

	$0	$(246)	$0	$0	$(1,324)	$(1,570)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,805)	$0	$(11,805)
Purchased Options	0	(234)	0	878	0	644
Written Options	0	94	0	1,225	86	1,405
Swap Agreements	0	(859)	0	499	(3,906)	(4,266)

	$0	$(999)	$0	$(9,203)	$(3,820)	$(14,022)

	$0	$(1,245)	$0	$(9,203)	$(5,144)	$(15,592)

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Angola
Loan Participations and Assignments	$0	$0	$1,954	$1,954
Azerbaijan
Corporate Bonds & Notes	0	1,399	0	1,399
Brazil
Corporate Bonds & Notes	0	15,163	0	15,163
Loan Participations and Assignments	0	0	64	64
Sovereign Issues	0	164,395	0	164,395
Cayman Islands
Asset-Backed Securities	0	4,445	0	4,445
Convertible Bonds & Notes	0	228	0	228
Corporate Bonds & Notes	0	4,875	9,836	14,711
Loan Participations and Assignments	0	0	4,298	4,298
Chile
Sovereign Issues	0	64,613	0	64,613
China
Sovereign Issues	0	68,390	0	68,390
Colombia
Sovereign Issues	0	136,203	0	136,203
Czech Republic
Sovereign Issues	0	105,019	0	105,019
Dominican Republic
Sovereign Issues	0	76,955	0	76,955
Ecuador
Sovereign Issues	0	4,924	0	4,924
Egypt
Sovereign Issues	0	27,770	0	27,770
France
Corporate Bonds & Notes	0	349	0	349
Germany
Corporate Bonds & Notes	0	0	19,627	19,627
Loan Participations and Assignments	0	5,558	0	5,558
Ghana
Sovereign Issues	0	5,249	0	5,249
Hungary
Sovereign Issues	0	42,647	0	42,647
Indonesia
Sovereign Issues	0	136,543	0	136,543
Ireland
Asset-Backed Securities	0	298	0	298
Corporate Bonds & Notes	0	1,541	0	1,541
Loan Participations and Assignments	0	0	7,409	7,409
Ivory Coast
Loan Participations and Assignments	0	0	11,611	11,611
Sovereign Issues	0	1,947	0	1,947
Jersey, Channel Islands
Corporate Bonds & Notes	0	296	0	296
Kazakhstan
Sovereign Issues	0	2,506	0	2,506
Kenya
Loan Participations and Assignments	0	0	2,706	2,706
Luxembourg
Common Stocks	0	0	453	453
Corporate Bonds & Notes	0	1,526	0	1,526
Malaysia
Sovereign Issues	0	205,968	0	205,968
Mexico
Sovereign Issues	0	311,937	0	311,937
Netherlands
Loan Participations and Assignments	0	0	3,398	3,398
Nigeria
Loan Participations and Assignments	0	3,623	0	3,623
Paraguay
Sovereign Issues	0	11,385	0	11,385

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Peru
Corporate Bonds & Notes	$0	$22,020	$0	$22,020
Sovereign Issues	0	150,371	0	150,371
Philippines
Sovereign Issues	0	112,771	0	112,771
Poland
Sovereign Issues	0	148,004	0	148,004
Romania
Sovereign Issues	0	54,756	0	54,756
Serbia
Loan Participations and Assignments	0	0	4,660	4,660
Sovereign Issues	0	12,386	0	12,386
Singapore
Corporate Bonds & Notes	0	1,906	0	1,906
South Africa
Corporate Bonds & Notes	0	19,628	0	19,628
Loan Participations and Assignments	0	0	2,542	2,542
Sovereign Issues	0	219,669	0	219,669
Supranational
Corporate Bonds & Notes	0	15,046	0	15,046
Tanzania
Loan Participations and Assignments	0	0	2,839	2,839
Thailand
Sovereign Issues	0	35,219	0	35,219
Turkey
Loan Participations and Assignments	0	0	11,656	11,656
Sovereign Issues	0	46,195	0	46,195
Uganda
Sovereign Issues	0	5,944	0	5,944
Ukraine
Sovereign Issues	0	2,465	0	2,465
United Kingdom
Corporate Bonds & Notes	0	14,674	16,348	31,022
Non-Agency Mortgage-Backed Securities	0	4,122	0	4,122
United States
Asset-Backed Securities	0	18,775	0	18,775
Corporate Bonds & Notes	0	178	28,558	28,736
Loan Participations and Assignments	0	0	10,025	10,025
Non-Agency Mortgage-Backed Securities	0	16,655	2,198	18,853
Sovereign Issues	0	41,964	0	41,964
Uzbekistan
Corporate Bonds & Notes	0	5,183	0	5,183
Sovereign Issues	0	844	0	844
Venezuela
Sovereign Issues	0	2,051	0	2,051
Zambia
Sovereign Issues	0	3,677	0	3,677
Short-Term Instruments
Mutual Funds	0	1,179	0	1,179
Repurchase Agreements	0	306	0	306
Nigeria Treasury Bills	0	56,766	0	56,766
U.S. Treasury Bills	0	17,103	0	17,103

	$0	$2,435,609	$140,182	$2,575,791

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	115

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$251,277	$0	$0	$251,277

Total Investments	$251,277	$2,435,609	$140,182	$2,827,068

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,797	0	1,797
Over the counter	0	192,575	532	193,107

	$0	$194,372	$532	$194,904

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,671)	$0	$(1,671)
Over the counter	0	(200,141)	0	(200,141)

	$0	$(201,812)	$0	$(201,812)

Total Financial Derivative Instruments	$0	$(7,440)	$532	$(6,908)

Totals	$251,277	$2,428,169	$140,714	$2,820,160

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Angola
Loan Participations and Assignments	$3,900	$0	$(1,950)	$0	$0	$4	$0	$0	$1,954	$4
Brazil
Loan Participations and Assignments	64	0	0	96	0	(96)	0	0	64	(96)
Cayman Islands
Corporate Bonds & Notes	1,124	8,774	(139)	17	18	42	0	0	9,836	42
Loan Participations and Assignments	4,199	0	0	0	0	99	0	0	4,298	99
Germany
Corporate Bonds & Notes	20,421	0	0	0	0	(794)	0	0	19,627	(794)
Ireland
Loan Participations and Assignments	6,799	0	0	4	0	606	0	0	7,409	606
Ivory Coast
Loan Participations and Assignments	14,937	2,934	(7,602)	5	237	1,100	0	0	11,611	821
Kenya
Loan Participations and Assignments	2,661	0	0	2	0	43	0	0	2,706	42
Luxembourg
Common Stocks	527	0	0	0	0	(74)	0	0	453	(74)
Netherlands
Loan Participations and Assignments	3,349	0	0	13	0	36	0	0	3,398	36
Serbia
Loan Participations and Assignments	3,785	4,543	(4,278)	1	616	(7)	0	0	4,660	116
South Africa
Loan Participations and Assignments	2,879	0	(505)	4	36	128	0	0	2,542	138
Tanzania
Loan Participations and Assignments	3,040	0	(455)	1	(14)	267	0	0	2,839	232
Turkey
Loan Participations and Assignments	1,717	0	0	0	0	170	9,769	0	11,656	170
United Arab Emirates
Loan Participations and Assignments	2,559	0	(2,556)	(8)	(29)	34	0	0	0	0
United Kingdom
Corporate Bonds & Notes	4,959	13,344	(2,688)	353	(64)	444	0	0	16,348	266
United States
Corporate Bonds & Notes	5,101	23,400	0	0	0	57	0	0	28,558	57

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Loan Participations and Assignments	$0	$10,025	$0	$0	$0	$0	$0	$0	$10,025	$0
Non-Agency Mortgage-Backed Securities	2,154	0	0	0	0	44	0	0	2,198	44

	$84,175	$63,020	$(20,173)	$488	$800	$2,103	$9,769	$0	$140,182	$1,709

Financial Derivative Instruments - Assets
Over the counter	$500	$0	$(8)	$0	$0	$40	$0	$0	$532	$40

Totals	$84,675	$63,020	$(20,181)	$488	$800	$2,143	$9,769	$0	$140,714	$1,749

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Angola
Loan Participations and Assignments	$1,954	Discounted Cash Flow	Discount Rate	8.700	—
Brazil
Loan Participations and Assignments	64	Other Valuation Techniques(3)		—	—
Cayman Islands
Corporate Bonds & Notes	1,028	Discounted Cash Flow	Discount Rate	3.340	—
	8,805	Recent Transaction	Purchase Price	100.000	—
	3	Indicative Market Quotation	Broker Quote	10.500	—
Loan Participations and Assignments	4,298	Discounted Cash Flow	Discount Rate	6.572	—
Germany
Corporate Bonds & Notes	19,627	Discounted Cash Flow	Discount Rate	7.462	—
Ireland
Loan Participations and Assignments	7,409	Discounted Cash Flow	Discount Rate	3.832	—
Ivory Coast
Loan Participations and Assignments	11,611	Discounted Cash Flow	Discount Rate	5.084-5.531	5.413
Kenya
Loan Participations and Assignments	2,706	Discounted Cash Flow	Discount Rate	8.514	—
Luxembourg
Common Stocks	453	Indicative Market Quotation	Broker Quote	$21.667	—
Netherlands
Loan Participations and Assignments	3,398	Discounted Cash Flow	Discount Rate	7.648	—
Serbia
Loan Participations and Assignments	4,660	Discounted Cash Flow	Discount Rate	8.730	—
South Africa
Loan Participations and Assignments	2,542	Discounted Cash Flow	Discount Rate	11.702	—
Tanzania
Loan Participations and Assignments	2,839	Third Party Vendor	Broker Quote	100.750	—
Turkey
Loan Participations and Assignments	1,887	Discounted Cash Flow	Discount Rate	4.794	—
	9,769	Third Party Vendor	Broker Quote	100.250	—
United Kingdom
Corporate Bonds & Notes	2,607	Other Valuation Techniques(3)	—	—	—
	13,741	Recent Transaction	Purchase Price	100.000	—

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	117

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)	September 30, 2025	(Unaudited)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
United States
Corporate Bonds & Notes	$5,158	Discounted Cash Flow	Discount Rate	6.208	—
	23,400	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	10,025	Recent Transaction	Purchase Price	100.250	—
Non-Agency Mortgage-Backed Securities	2,198	Discounted Cash Flow	Discount Rate	6.392	—

Financial Derivative Instruments - Assets
Over the counter	481	Indicative Market Quotation	Broker Quote	6.009	—
	51	Indicative Market Quotation	Broker Quote	0.939	—

Total	$140,714

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.0%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$34	$17
4.125% due 07/09/2035 þ		29	14

Total Argentina (Cost $36)			31

AUSTRALIA 2.1%

CORPORATE BONDS & NOTES 0.8%

Commonwealth Bank of Australia
4.971% due 01/22/2030		$1,200	1,248

SOVEREIGN ISSUES 1.3%

New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	900	473
2.000% due 03/08/2033		400	223
4.750% due 09/20/2035		500	328

Queensland Treasury Corp.
1.500% due 08/20/2032		500	273
1.750% due 07/20/2034		300	155
2.000% due 08/22/2033		800	437

Treasury Corp. of Victoria
2.000% due 09/17/2035		600	305

			2,194

Total Australia (Cost $3,245)			3,442

BULGARIA 0.3%

SOVEREIGN ISSUES 0.3%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	300	346
4.125% due 07/18/2045		200	227

Total Bulgaria (Cost $567)			573

CANADA 3.2%

CORPORATE BONDS & NOTES 1.5%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$128	122

Bank of Nova Scotia
0.010% due 09/14/2029	EUR	300	318

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$900	932

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	300	352

Royal Bank of Canada
4.851% due 12/14/2026		$800	809

			2,533

SOVEREIGN ISSUES 1.7%

Canada Government Real Return Bonds
3.000% due 12/01/2036 (f)	CAD	640	540

Export Development Canada
7.130% due 03/11/2029	INR	22,900	261

Province of British Columbia
4.150% due 06/18/2034	CAD	250	187

Province of Ontario
3.650% due 06/02/2033		500	366

Province of Quebec
3.600% due 09/01/2033		1,300	947
4.450% due 09/01/2034		700	536

			2,837

Total Canada (Cost $5,327)			5,370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 3.4%

ASSET-BACKED SECURITIES 3.2%

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •		$600	$601

Atlas Senior Loan Fund X Ltd.
5.669% due 01/15/2031 •		18	18

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •		500	502

BDS Ltd.
5.600% due 12/16/2036 •		413	413

BlueMountain CLO Ltd.
5.508% due 10/25/2030 •		418	418

CIFC Funding Ltd.
5.530% due 10/24/2030 •		209	210

GPMT Ltd.
5.600% due 12/15/2036 •		526	515

LCM 30 Ltd.
5.667% due 04/20/2031 •		356	357

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •		700	701

Starwood Ltd.
5.450% due 04/18/2038 •		358	359

TRTX Issuer Ltd.
5.793% due 02/15/2039 •		652	653

Wellfleet CLO Ltd.
5.505% due 04/20/2034 •		500	501

			5,248

CORPORATE BONDS & NOTES 0.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		98	94

Sands China Ltd.
5.400% due 08/08/2028		300	307

			401

Total Cayman Islands (Cost $5,647)			5,649

CHILE 0.6%

SOVEREIGN ISSUES 0.6%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	645,000	654

Chile Government International Bonds
4.850% due 01/22/2029		$300	307

Total Chile (Cost $1,261)			961

CHINA 1.5%

SOVEREIGN ISSUES 1.5%

China Government Bonds
1.650% due 05/15/2035	CNY	2,900	401
1.920% due 01/15/2055		4,300	563
2.040% due 11/25/2034		2,900	415
2.190% due 09/25/2054		7,400	1,028

Total China (Cost $2,511)			2,407

COLOMBIA 0.6%

CORPORATE BONDS & NOTES 0.3%

Ecopetrol SA
8.375% due 01/19/2036		$500	517

SOVEREIGN ISSUES 0.3%

Colombia Government International Bonds
7.500% due 02/02/2034		550	579

Total Colombia (Cost $1,045)			1,096

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CZECH REPUBLIC 0.2%

SOVEREIGN ISSUES 0.2%

Czech Republic Government Bonds
0.950% due 05/15/2030	CZK	5,600	$236
2.500% due 08/25/2028		900	42

Total Czech Republic (Cost $259)			278

DENMARK 0.6%

CORPORATE BONDS & NOTES 0.6%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	47	6

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,156	278

Nykredit Realkredit AS
1.500% due 10/01/2053		627	80

Realkredit Danmark AS
1.500% due 10/01/2053		4,488	575

Total Denmark (Cost $1,113)			939

DOMINICAN REPUBLIC 0.4%

SOVEREIGN ISSUES 0.4%

Dominican Republic International Bonds
4.875% due 09/23/2032		$200	191
6.600% due 06/01/2036		500	525

Total Dominican Republic (Cost $682)			716

FRANCE 5.7%

CORPORATE BONDS & NOTES 0.7%

BPCE SA
5.716% due 01/18/2030 •		$375	388

Credit Agricole SA
5.862% due 01/09/2036 •		700	736

			1,124

SOVEREIGN ISSUES 5.0%

French Republic Government Bonds OAT
0.100% due 07/25/2031 (f)	EUR	612	681
0.750% due 02/25/2028		1,800	2,040
2.750% due 10/25/2027		700	831
2.750% due 02/25/2030		3,810	4,493
3.000% due 06/25/2049		200	194

			8,239

Total France (Cost $8,504)			9,363

GUATEMALA 0.3%

SOVEREIGN ISSUES 0.3%

Guatemala Government Bonds
6.250% due 08/15/2036		$500	517

Total Guatemala (Cost $495)			517

HUNGARY 1.1%

SOVEREIGN ISSUES 1.1%

Hungary Government International Bonds
5.375% due 09/12/2033	EUR	400	510
5.500% due 03/26/2036		$200	202
6.000% due 09/26/2035		400	419

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		700	724

Total Hungary (Cost $1,698)			1,855

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	119

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.2%

CORPORATE BONDS & NOTES 0.2%

IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032		$300	$312

Total India (Cost $300)			312

INDONESIA 0.4%

SOVEREIGN ISSUES 0.4%

Indonesia Treasury Bonds
8.375% due 03/15/2034	IDR	9,105,000	622

Total Indonesia (Cost $634)			622

IRELAND 3.7%

ASSET-BACKED SECURITIES 2.9%

Accunia European CLO I DAC
2.976% due 07/15/2030 •	EUR	43	51

Arcano Euro CLO II DAC
0.000% due 07/25/2039 •		500	589

BlackRock European CLO III DAC
2.904% due 07/19/2035 •		500	586

Cairn CLO X DAC
3.059% due 10/15/2031 •		233	274

Capital Four CLO X DAC
3.279% due 10/25/2038 •		700	823

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •		192	226

Dryden 27 R Euro CLO DAC
2.686% due 04/15/2033 •		179	210

Jubilee CLO DAC
2.676% due 04/15/2031 •		284	333

Man GLG Euro CLO V DAC
2.704% due 12/15/2031 •		119	140

Palmer Square European Loan Funding DAC
3.006% due 05/15/2033 •		421	494

Rockford Tower Europe CLO DAC
3.292% due 08/29/2036 •		500	589

Tikehau CLO V DAC
3.253% due 10/15/2038 •		400	469

			4,784

CORPORATE BONDS & NOTES 0.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$300	295
3.000% due 10/29/2028		300	289

			584

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	500	588

Total Ireland (Cost $5,847)			5,956

ISRAEL 0.8%

SOVEREIGN ISSUES 0.8%

Israel Government International Bonds
5.375% due 03/12/2029		$400	411
5.500% due 03/12/2034		200	206
5.625% due 02/19/2035		700	725

Total Israel (Cost $1,293)			1,342

ITALY 2.7%

CORPORATE BONDS & NOTES 0.6%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	695

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	$228

			923

SOVEREIGN ISSUES 2.1%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		400	404

Italy Buoni Poliennali Del Tesoro
2.100% due 08/26/2027	EUR	2,600	3,045

			3,449

Total Italy (Cost $4,371)			4,372

IVORY COAST 0.2%

SOVEREIGN ISSUES 0.2%

Ivory Coast Government International Bonds
5.875% due 10/17/2031	EUR	300	351

Total Ivory Coast (Cost $291)			351

JAPAN 6.5%

CORPORATE BONDS & NOTES 0.8%

Mitsubishi UFJ Financial Group, Inc.
5.159% due 04/24/2031 •		$800	825

Olympus Corp.
2.143% due 12/08/2026		200	195

Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030		300	301

			1,321

SOVEREIGN ISSUES 5.7%

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	259,244	1,783
0.100% due 03/10/2029 (f)		472,185	3,260

Japan Government Five Year Bonds
0.400% due 06/20/2029		60,000	395

Japan Government Forty Year Bonds
2.200% due 03/20/2064		120,000	622

Japan Government Thirty Year Bonds
0.700% due 12/20/2048		5,000	22
0.700% due 12/20/2050		40,000	163
0.700% due 03/20/2051		40,000	162
0.700% due 06/20/2051		168,000	673
2.200% due 06/20/2054		6,000	34
2.300% due 12/20/2054		9,000	52

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		250,000	1,312
2.400% due 03/20/2045		142,000	935

			9,413

Total Japan (Cost $12,131)			10,734

KAZAKHSTAN 0.5%

CORPORATE BONDS & NOTES 0.5%

KazMunayGas National Co. JSC
3.500% due 04/14/2033		$550	497
5.750% due 04/19/2047		200	187
6.375% due 10/24/2048		200	199

Total Kazakhstan (Cost $787)			883

KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Bonds
4.016% due 10/09/2028 (b)		$400	400
4.136% due 10/09/2030 (b)		200	200
4.652% due 10/09/2035 (b)		300	300

Total Kuwait (Cost $900)			900

		SHARES	MARKET VALUE (000S)
LUXEMBOURG 1.8%

COMMON STOCKS 0.7%

Drillco Holdings Luxembourg SA «(h)		35,766	$775

Foresea Holdings SA «		14,931	323

			1,098

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.6%

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033		$313	330

FORESEA Holding SA
7.500% due 06/15/2030		632	619

			949

SOVEREIGN ISSUES 0.5%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		800	813

Total Luxembourg (Cost $2,256)			2,860

MALAYSIA 0.9%

CORPORATE BONDS & NOTES 0.2%

Petronas Capital Ltd.
2.480% due 01/28/2032		$200	181
4.550% due 04/21/2050		200	177

			358

SOVEREIGN ISSUES 0.7%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	1,400	322
3.519% due 04/20/2028		3,431	820

			1,142

Total Malaysia (Cost $1,434)			1,500

MEXICO 0.6%

SOVEREIGN ISSUES 0.6%

Mexico Government International Bonds
5.750% due 10/12/2110		$200	171
5.850% due 07/02/2032		500	517
6.625% due 01/29/2038		300	316

Total Mexico (Cost $1,009)			1,004

NETHERLANDS 1.1%

CORPORATE BONDS & NOTES 1.1%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$400	416

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		450	466
5.710% due 01/21/2033 •		400	421

ING Groep NV
5.525% due 03/25/2036 •		200	208

Prosus NV
1.207% due 01/19/2026	EUR	200	234

			1,745

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

EMF-NL Prime BV
2.842% due 04/17/2041 •		26	31

Total Netherlands (Cost $1,711)			1,776

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government Bonds
1.500% due 05/15/2031	NZD	400	$208

Total New Zealand (Cost $275)			208

NORWAY 0.2%

SOVEREIGN ISSUES 0.2%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	400	258

Total Norway (Cost $291)			258

PERU 2.2%

CORPORATE BONDS & NOTES 0.5%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,900	900

SOVEREIGN ISSUES 1.7%

Peru Government Bonds
7.300% due 08/12/2033		4,000	1,285

Peru Government International Bonds
5.375% due 02/08/2035		$400	408
5.875% due 08/08/2054		350	352
6.900% due 08/12/2037	PEN	2,600	784

			2,829

Total Peru (Cost $3,365)			3,729

PHILIPPINES 0.2%

SOVEREIGN ISSUES 0.2%

Philippines Government International Bonds
6.250% due 01/14/2036	PHP	20,000	341

Total Philippines (Cost $483)			341

POLAND 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Poland Government International Bonds
4.875% due 02/12/2030		$200	206
4.875% due 10/04/2033		300	304
5.375% due 02/12/2035		200	208

Total Poland (Cost $696)			718

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$200	180

Total Qatar (Cost $199)			180

REPUBLIC OF KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Korea Housing Finance Corp.
2.765% due 09/02/2030	EUR	300	352

Total Republic of Korea (Cost $349)			352

ROMANIA 1.3%

SOVEREIGN ISSUES 1.3%

Romania Government International Bonds
1.750% due 07/13/2030	EUR	200	207
2.000% due 04/14/2033		450	416
5.125% due 09/24/2031		500	586
5.250% due 03/10/2030		600	726
6.250% due 09/10/2034		100	121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 09/18/2033	EUR	100	$123

Total Romania (Cost $2,059)			2,179

SAUDI ARABIA 2.3%

CORPORATE BONDS & NOTES 0.4%

Saudi Arabian Oil Co.
3.500% due 04/16/2029		$450	440
6.375% due 06/02/2055		200	213

			653

SOVEREIGN ISSUES 1.9%

Saudi Government International Bonds
3.250% due 10/22/2030		200	191
3.375% due 03/05/2032	EUR	300	356
3.750% due 03/05/2037		300	349
5.000% due 01/16/2034		$1,800	1,846
5.375% due 01/13/2031		400	420

			3,162

Total Saudi Arabia (Cost $3,654)			3,815

SENEGAL 0.4%

SOVEREIGN ISSUES 0.4%

Senegal Government International Bonds
4.750% due 03/13/2028	EUR	700	718

Total Senegal (Cost $726)			718

SERBIA 1.5%

SOVEREIGN ISSUES 1.5%

Serbia International Bonds
1.650% due 03/03/2033	EUR	600	589
3.125% due 05/15/2027		1,400	1,644
6.000% due 06/12/2034		$300	313

Total Serbia (Cost $2,358)			2,546

SINGAPORE 0.6%

SOVEREIGN ISSUES 0.6%

Singapore Government Bonds
3.250% due 06/01/2054	SGD	995	971

Total Singapore (Cost $732)			971

SOUTH AFRICA 2.3%

SOVEREIGN ISSUES 2.3%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	500	23
8.000% due 01/31/2030		33,400	1,941
8.875% due 02/28/2035		28,400	1,616

Republic of South Africa Government International Bonds
5.375% due 07/24/2044		$200	163

Total South Africa (Cost $3,557)			3,743

SOUTH KOREA 0.9%

SOVEREIGN ISSUES 0.9%

Korea Treasury Bonds
1.375% due 06/10/2030	KRW	355,110	238
2.625% due 06/10/2028		1,708,930	1,219

Total South Korea (Cost $1,469)			1,457

SPAIN 1.8%

CORPORATE BONDS & NOTES 0.1%

CaixaBank SA
6.684% due 09/13/2027 •		$200	204

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.7%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	$242

Spain Government Bonds
0.000% due 01/31/2028 (d)		950	1,061
3.200% due 10/31/2035		100	117
3.450% due 10/31/2034		1,090	1,310

			2,730

Total Spain (Cost $2,820)			2,934

SUPRANATIONAL 1.3%

CORPORATE BONDS & NOTES 0.6%

Asian Development Bank
6.150% due 02/25/2030	INR	86,850	962

SOVEREIGN ISSUES 0.7%

European Union
3.750% due 10/12/2045	EUR	950	1,104

Total Supranational (Cost $2,266)			2,066

SWITZERLAND 0.6%

CORPORATE BONDS & NOTES 0.6%

UBS Group AG
3.869% due 01/12/2029 •		$500	496
6.537% due 08/12/2033 •		500	552

Total Switzerland (Cost $1,042)			1,048

THAILAND 0.4%

SOVEREIGN ISSUES 0.4%

Thailand Government Bonds
2.410% due 03/17/2035	THB	6,300	212
2.500% due 11/17/2029		13,900	451

Total Thailand (Cost $601)			663

UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.2%

Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$300	304

Total United Arab Emirates (Cost $298)			304

UNITED KINGDOM 3.9%

CORPORATE BONDS & NOTES 2.4%

Antofagasta PLC
2.375% due 10/14/2030		$400	363

HSBC Holdings PLC
5.887% due 08/14/2027 •		300	304

NatWest Group PLC
5.778% due 03/01/2035 •		550	580

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		400	301

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		700	733

Standard Chartered PLC
6.187% due 07/06/2027 •		700	709
6.296% due 07/06/2034 •		300	326

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	500	604

			3,920

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%

Alba PLC
4.295% due 11/25/2042 •	GBP	108	144

Braccan Mortgage Funding PLC
4.826% due 05/17/2067 •		500	676

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	121

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newgate Funding PLC
2.614% due 12/15/2050 •	EUR	143	$166

			986

SOVEREIGN ISSUES 0.9%

U.K. Gilts
4.375% due 07/31/2054	GBP	800	901
5.375% due 01/31/2056		200	264

U.K. Inflation-Linked Gilts
0.625% due 11/22/2042 (f)		268	280

			1,445

Total United Kingdom (Cost $6,374)			6,351

UNITED STATES 71.9%

ASSET-BACKED SECURITIES 2.3%

ABFC Trust
4.592% due 01/25/2037 •		$361	203

ACE Securities Corp. Home Equity Loan Trust
5.172% due 12/25/2034 •		87	80

Argent Securities Trust
4.572% due 07/25/2036 •		616	168
4.752% due 07/25/2036 •		770	210

Bear Stearns Asset-Backed Securities Trust
5.072% due 09/25/2046 •		51	49

Countrywide Asset-Backed Certificates Trust
4.423% due 07/25/2036 ~		7	7
4.712% due 09/25/2037 •		35	37
4.992% due 07/25/2034 •		13	14

Credit Suisse First Boston Mortgage Securities Corp.
4.168% due 01/25/2032 •		6	6

Credit-Based Asset Servicing & Securitization LLC
4.492% due 07/25/2037 •		154	102

First Franklin Mortgage Loan Trust
5.547% due 07/25/2034 •		15	15

GSAA Home Equity Trust
5.172% due 08/25/2037 •		7	7

GSAMP Trust
4.362% due 01/25/2037 •		124	76
4.812% due 04/25/2036 •		530	360

HSI Asset Securitization Corp. Trust
4.712% due 12/25/2036 •		475	113

JP Morgan Mortgage Acquisition Trust
4.432% due 08/25/2036 •		3	1

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •		9	9

MASTR Asset-Backed Securities Trust
4.752% due 03/25/2036 •		441	266

Merrill Lynch Mortgage Investors Trust
4.492% due 08/25/2037 •		416	205
4.792% due 04/25/2037 •		524	249

Morgan Stanley ABS Capital I, Inc. Trust
4.362% due 01/25/2037 •		441	204
4.412% due 10/25/2036 •		494	217
4.412% due 11/25/2036 •		171	82
4.492% due 11/25/2036 •		171	82
4.502% due 10/25/2036 •		648	338

Renaissance Home Equity Loan Trust
5.797% due 08/25/2036 þ		478	168

SMB Private Education Loan Trust
5.822% due 02/16/2055 •		356	359

Specialty Underwriting & Residential Finance Trust
3.687% due 02/25/2037 þ		444	144

			3,771

CORPORATE BONDS & NOTES 7.8%

Bank of America Corp.
5.511% due 01/24/2036 •		500	523

Beignet
6.850% due 06/01/2049 «(b)		1,700	1,700

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boeing Co.
6.388% due 05/01/2031		$300	$327

Bristol-Myers Squibb Co.
5.100% due 02/22/2031		300	312

Citibank NA
4.838% due 08/06/2029		100	102

Citigroup, Inc.
4.412% due 03/31/2031 •		1,400	1,398
5.449% due 06/11/2035 •		550	571

Credit Suisse AG AT1 Claim		400	52

CVS Pass-Through Trust
7.507% due 01/10/2032		810	864

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		100	89

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		400	399

GA Global Funding Trust
2.250% due 01/06/2027		200	195

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		400	403
5.218% due 04/23/2031 •		400	414
5.536% due 01/28/2036 •		800	835
6.484% due 10/24/2029 •		100	106

JPMorgan Chase & Co.
5.336% due 01/23/2035 •		800	832
6.087% due 10/23/2029 •		100	106

Morgan Stanley
3.955% due 03/21/2035 •	EUR	900	1,085

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	96
4.550% due 07/01/2030		100	99

PacifiCorp
5.450% due 02/15/2034		300	307

Philip Morris International, Inc.
5.125% due 02/13/2031		300	311

Wells Fargo & Co.
4.078% due 09/15/2029 •		380	379
4.892% due 09/15/2036 •		300	300
5.211% due 12/03/2035 •		500	511
5.389% due 04/24/2034 •		450	468

			12,784

MUNICIPAL BONDS & NOTES 0.1%

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		177	182

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%

Adjustable Rate Mortgage Trust
5.320% due 01/25/2035 ~		6	5

Banc of America Funding Trust
4.670% due 04/20/2047 •		42	35
4.692% due 04/25/2037 •		41	34
5.334% due 05/25/2035 ~		32	30
6.000% due 07/25/2037		135	114

Banc of America Mortgage Trust
6.000% due 10/25/2036		35	30

Barclays Mortgage Loan Trust
5.640% due 05/25/2065 þ		1,053	1,063

BCAP LLC Trust
4.692% due 05/25/2047 •		127	123

Bear Stearns ALT-A Trust
4.652% due 09/25/2035 ~		187	63
5.425% due 05/25/2035 ~		33	31

Bear Stearns ARM Trust
4.912% due 04/25/2034 ~		50	49
5.777% due 02/25/2034 ~		3	3
6.530% due 02/25/2036 •		12	11

BX Commercial Mortgage Trust
4.994% due 10/15/2036 •		268	268

Chase Home Lending Mortgage Trust
3.375% due 04/25/2065 ~		589	535

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Mortgage Finance Trust
4.933% due 07/25/2037 ~	$19	$15
5.007% due 03/25/2037 ~	99	96

CHL Mortgage Pass-Through Trust
6.000% due 02/25/2037	103	45
6.250% due 09/25/2036	191	67

CHL Reperforming Loan Trust REMICS
4.612% due 06/25/2035 •	51	49

Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 ~	14	14
4.822% due 04/25/2037 ~	85	76

Countrywide Alternative Loan Trust
3.182% due 06/25/2037 ~	88	71
4.670% due 07/20/2046 •	52	44
5.500% due 10/25/2035	12	8
5.500% due 02/25/2036	30	17
6.000% due 01/25/2037	210	173
6.000% due 02/25/2037	491	175
6.000% due 05/25/2037	420	174
6.250% due 12/25/2036 •	377	152
6.500% due 08/25/2037	307	129
8.000% due 10/25/2036	20	14

Cross Mortgage Trust
5.509% due 07/25/2070 ~	676	682

CSMC Trust
2.500% due 07/25/2056 ~	138	115

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 þ	143	131

GreenPoint Mortgage Pass-Through Certificates
7.107% due 10/25/2033 ~	2	2

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	149	124

GSR Mortgage Loan Trust
5.162% due 05/25/2037 ~	10	5

HarborView Mortgage Loan Trust
6.920% due 02/25/2036 ~	23	6

Impac Secured Assets CMN Owner Trust
6.314% due 07/25/2035 ~	36	34

IndyMac INDX Mortgage Loan Trust
4.037% due 06/25/2036 ~	117	104
4.580% due 12/25/2034 ~	2	2
4.752% due 07/25/2035 •	4	4

JP Morgan Alternative Loan Trust
4.647% due 12/25/2036 ~	10	9
4.779% due 05/25/2037 ~	140	123

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	604	501
5.424% due 10/25/2035 ~	128	97
5.583% due 02/25/2035 ~	1	1

Lehman Mortgage Trust
6.000% due 09/25/2037	55	54

Merrill Lynch Mortgage Investors Trust
4.440% due 03/25/2036 ~	60	29
4.692% due 02/25/2036 •	9	9

Morgan Stanley Mortgage Loan Trust
3.963% due 05/25/2036 ~	120	64
4.641% due 09/25/2035 ~	94	23
5.172% due 02/25/2036 •	11	10

Morgan Stanley Residential Mortgage Loan Trust
5.443% due 07/25/2070 þ	596	601

PMT Loan Trust
2.500% due 07/25/2051 ~	675	562

Prime Mortgage Trust
4.772% due 02/25/2035 •	19	19

RALI Trust
4.472% due 05/25/2037 •	223	203
4.612% due 12/25/2036 •	122	110
4.652% due 07/25/2036 •	161	148
4.672% due 11/25/2036 •	118	85
5.000% due 09/25/2036	34	26

RFMSI Trust
6.000% due 06/25/2037	11	9

STARM Mortgage Loan Trust
6.614% due 02/25/2037 ~	44	41

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
4.059% due 04/25/2036 ~		$94	$49
4.592% due 10/25/2035 •		44	43

Structured Asset Mortgage Investments II Trust
4.672% due 05/25/2036 •		183	151
4.692% due 05/25/2036 •		16	11

Structured Asset Securities Corp.
4.552% due 01/25/2036 •		121	101

Structured Asset Securities Corp. Mortgage Loan Trust
4.562% due 10/25/2036 •		257	215

Thornburg Mortgage Securities Trust
5.012% due 09/25/2034 •		11	10

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		313	287
2.710% due 01/25/2060 ~		231	223

WaMu Mortgage Pass-Through Certificates Trust
3.866% due 10/25/2036 ~		201	178
4.206% due 12/25/2036 ~		134	120
4.832% due 11/25/2045 •		42	40
5.052% due 10/25/2044 •		34	34
5.553% due 08/25/2042 •		2	2

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.592% due 02/25/2037 •		264	206
5.500% due 11/25/2035		52	49
6.500% due 08/25/2035		38	36

			9,401

SOVEREIGN ISSUES 3.6%

Republic of Colombia
1.000% due 04/28/2028 ~	COP	16,448,000	3,857

Republic of Colombia
1.000% due 09/18/2030 ~		8,930,600	2,016

			5,873

U.S. GOVERNMENT AGENCIES 46.3%

Federal Home Loan Mortgage Corp.
6.000% due 12/01/2053 - 06/01/2054		$1,152	1,180
6.500% due 02/01/2054		45	47

Federal Home Loan Mortgage Corp. REMICS
1.815% due 01/15/2038 ~(a)		180	9
4.810% due 01/15/2038 •		180	177
5.296% due 11/25/2054 •		911	912
5.756% due 03/25/2055 •		1,102	1,111

Federal National Mortgage Association
3.000% due 02/01/2027 - 03/01/2060		252	222
3.500% due 01/01/2059		549	499
4.000% due 01/01/2037 - 06/01/2050		252	242
4.500% due 11/01/2025 - 08/01/2041		83	83
5.000% due 08/01/2033 - 10/01/2041		53	54
5.500% due 07/01/2035 - 02/01/2041		53	55

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 06/01/2026 - 10/01/2053	$345	$354
6.500% due 12/01/2053	1,125	1,163

Federal National Mortgage Association REMICS
4.871% due 06/25/2036 •	14	14
5.145% due 01/25/2051 •	361	361
5.516% due 03/25/2055 •	648	650

Government National Mortgage Association
3.000% due 01/20/2052 - 12/20/2052	1,557	1,392
3.500% due 10/20/2052 - 04/20/2055	4,324	3,952

Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	5	5
4.689% due 01/20/2068 •	377	375

Government National Mortgage Association, TBA
2.500% due 11/01/2055	3,400	2,928
3.000% due 11/01/2055	4,100	3,661
6.500% due 11/01/2055	3,600	3,698

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2055	400	351
3.500% due 10/01/2040 - 11/01/2055	868	796
4.000% due 11/01/2055	865	816
4.500% due 10/01/2055	300	291
5.000% due 11/01/2055	20,700	20,518
5.500% due 11/01/2055	500	504
6.000% due 11/01/2055	8,400	8,580
6.500% due 10/01/2055 - 11/01/2055	20,700	21,396

		76,396

U.S. TREASURY OBLIGATIONS 6.1%

U.S. Treasury Bonds
3.000% due 02/15/2048 (m)	800	604
3.375% due 11/15/2048 (m)	980	788

U.S. Treasury Inflation Protected Securities (f)
2.500% due 01/15/2029	3,385	3,538
3.875% due 04/15/2029	157	172
0.125% due 07/15/2030 (k)	630	599
0.125% due 07/15/2031	3,375	3,152
0.125% due 01/15/2032	583	537
0.625% due 07/15/2032	778	737

		10,127

Total United States (Cost $121,435)		118,534

SHORT-TERM INSTRUMENTS 2.3%

COMMERCIAL PAPER 0.8%

Canadian Natural Resources Ltd.
4.450% due 10/22/2025	$300	299

Crown Castle, Inc.
4.620% due 10/21/2025	250	249

HCA, Inc.
4.600% due 10/24/2025	450	449

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Keurig Dr. Pepper, Inc.
4.450% due 10/15/2025		$250	$250

			1,247

		SHARES
MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (g)		502,748	503

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (i) 0.4%
			700

NIGERIA TREASURY BILLS 0.5%
31.275% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	1,436,080	855

SOUTH AFRICA TREASURY BILLS 0.1%
7.505% due 06/17/2026 (d)(e)	ZAR	1,500	83

U.S. TREASURY BILLS 0.2%
4.319% due 10/21/2025 (d)(e)(m)		$286	285

Total Short-Term Instruments (Cost $3,598)			3,673

Total Investments in Securities (Cost $224,001)			222,597

		SHARES
INVESTMENTS IN AFFILIATES 5.6%

SHORT-TERM INSTRUMENTS 5.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%

PIMCO Short-Term Floating NAV Portfolio III		952,220	9,274

Total Short-Term Instruments (Cost $9,273)			9,274

Total Investments in Affiliates (Cost $9,273)			9,274

Total Investments 140.6% (Cost $233,274)			$231,871

Financial Derivative Instruments (j)(l) (0.3)% (Cost or Premiums, net $(197))			(589)

Other Assets and Liabilities, net (40.3)%			(66,396)

Net Assets 100.0%			$164,886

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	123

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Coupon represents a 7-Day Yield.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holdings Luxembourg SA	06/08/2023	$ 715	$775	0.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	1.980%	07/10/2025	TBD	(2)	EUR 170	France Government International Bonds 3.000% due 06/25/2049	$(167)	$200	$201
MEI	1.960	07/11/2025	TBD	(2)	426	France Government International Bonds 3.000% due 06/25/2049	(416)	500	503

Total Repurchase Agreements							$(583)	$700	$704

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
France (0.5)%
Sovereign Issues (0.5)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR	900	$(900)	$(880)
United States (7.1)%
U.S. Government Agencies (7.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2040		$3,900	(3,613)	(3,586)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2055		9,590	(7,729)	(7,732)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055		475	(392)	(400)

Total United States					(11,734)	(11,718)

Total Short Sales (7.6)%					$(12,634)	$(12,598)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$201	$0	$0	$0	$201	$(167)	$34
MEI	503	0	0	0	503	(416)	87

Master Securities Forward Transaction Agreement
BPS	0	0	0	(880)	(880)	0	(880)

Total Borrowings and Other Financing Transactions	$704	$0	$0	$(880)

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(4,456) at a weighted average interest rate of 4.355%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$	111.500	10/24/2025	7	$7	$(2)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures		113.500	10/24/2025	7	7	(1)	(2)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	4	4	(2)	(1)
Call - EUREX Euro-Bund October 2025 Futures		129.500	10/24/2025	1	1	0	0
Call - EUREX Euro-Bund October 2025 Futures		130.500	10/24/2025	3	3	(1)	0

						$(6)	$(4)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	7	$7	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	7	7	(2)	(1)

					$(3)	$(2)

Total Written Options					$(9)	$(6)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	12/2025	23	$1,626	$(5)	$2	$0
Canada Government 5-Year Bond December Futures	12/2025	10	829	10	2	0
Canada Government 10-Year Bond December Futures	12/2025	30	2,640	55	12	0
Euro-BTP Future December Futures	12/2025	54	7,598	70	24	0
Long Guilt December Futures	12/2025	17	2,077	4	9	(1)
U.S. Treasury 5-Year Note December Futures	12/2025	40	4,368	17	2	0
U.S. Treasury 10-Year Note December Futures	12/2025	37	4,163	34	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	51	6,123	183	0	(29)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	69	7,940	76	0	(4)

				$444	$51	$(35)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	116	$(8,701)	$20	$0	$(60)
Euro-Bobl December Futures	12/2025	35	(4,841)	(1)	0	(7)
Euro-Bund December Futures	12/2025	26	(3,925)	(23)	1	(10)
Euro-Oat December Futures	12/2025	86	(12,253)	(112)	0	(29)
Euro-Schatz December Futures	12/2025	119	(14,946)	17	0	(3)
Japan Government 10-Year Bond December Futures	12/2025	26	(23,874)	227	19	(19)

				$128	$20	$(128)

Total Futures Contracts				$572	$71	$(163)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	4,200	$(22)	$(30)	$(52)	$0	$(1)
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		3,940	(86)	(5)	(91)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	125

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
CDX.IG-44 10-Year Index	(1.000	) %	Quarterly	06/20/2035	$	6,000	$(8)	$(50)	$(58)	$0	$(1)
CDX.IG-45 5-Year Index	(1.000)		Quarterly	12/20/2030		3,700	(82)	(3)	(85)	0	(1)

							$(198)	$(88)	$(286)	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	100	$2	$0	$2	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	8,700	$(20)	$(168)	$(188)	$2	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		7,300	47	4	51	0	(2)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		9,700	35	35	70	6	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		900	(3)	(2)	(5)	1	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		6,900	(9)	(35)	(44)	11	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		1,200	24	2	26	0	(4)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		300	7	3	10	0	(2)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	256,350	0	(5)	(5)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027	JPY	306,700	(11)	5	(6)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		240,000	(3)	(3)	(6)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		118,500	(10)	15	5	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,290,000	(19)	(109)	(128)	0	(11)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		580,000	(60)	(92)	(152)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		829,900	(39)	(91)	(130)	0	(11)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		840,000	(399)	(574)	(973)	0	(13)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		60,000	2	130	132	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		180,000	17	230	247	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		60,000	10	70	80	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		80,000	(5)	57	52	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		90,000	17	11	28	1	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	09/17/2030	SGD	9,200	(34)	39	5	0	(17)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/17/2035		2,000	2	(32)	(30)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	3,100	23	(20)	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		2,400	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		14,300	141	(148)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,300	0	(4)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		500	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		8,900	62	(34)	28	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		12,300	75	4	79	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		4,078	(6)	11	5	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		3,188	(19)	20	1	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		5,800	117	(22)	95	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		4,500	(75)	(4)	(79)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,009	(4)	(61)	(65)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		1,600	(5)	(29)	(34)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		6,000	409	(190)	219	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		5,595	(99)	64	(35)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		2,600	126	(34)	92	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		600	(2)	7	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		2,300	(45)	27	(18)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		4,640	(28)	(9)	(37)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		1,498	(38)	(1)	(39)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		600	0	16	16	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		500	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		600	0	19	19	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		620	78	0	78	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		590	2	(1)	1	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		390	(7)	(2)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		420	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		600	60	(14)	46	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		248	(3)	0	(3)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,860	(62)	5	(57)	0	(6)
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029	BRL	10,200	1	3	4	1	0

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500%	Annual	09/15/2026	CHF	2,500	$(19)	$5	$(14)	$0	$0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	15	12	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	9	9	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.665	Quarterly	09/18/2030	COP	7,131,200	0	3	3	1	0
Pay(6)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	1,026,080	7	(10)	(3)	1	0
Pay	3-Month SEK-STIBOR	2.265	Annual	01/10/2030	SEK	6,300	(3)	10	7	1	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030		7,060	0	15	15	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(26)	(31)	1	0
Pay(6)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		12,600	(67)	(90)	(157)	18	0
Pay(6)	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		1,100	(1)	(5)	(6)	1	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		200	0	0	0	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		3,600	10	45	55	12	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	4	7	11	2	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		1,900	10	(9)	1	7	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		2,400	37	(3)	34	8	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		2,600	2	(10)	(8)	9	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	800	(3)	(18)	(21)	0	0
Receive(6)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		900	4	0	4	0	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		600	0	(9)	(9)	1	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,450	0	(22)	(22)	2	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		4,200	(1)	(24)	(25)	4	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		3,300	3	46	49	4	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		8,820	41	(14)	27	15	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		4,090	(61)	4	(57)	0	(8)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		9,020	3	10	13	30	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		1,140	(62)	(10)	(72)	4	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		500	(35)	(226)	(261)	2	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	57	64	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		5,500	107	291	398	0	(13)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		260	3	2	5	2	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	3,500	0	(53)	(53)	2	0
Pay	CAONREPO	3.000	Semi-Annual	06/18/2027	CAD	1,700	13	2	15	1	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		2,500	(4)	31	27	2	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,300	(112)	67	(45)	1	0
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030		100	1	1	2	0	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		1,900	30	(81)	(51)	0	(4)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		2,000	(2)	(46)	(48)	0	(4)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		600	0	(4)	(4)	0	(1)
Pay(6)	CAONREPO	3.000	Semi-Annual	03/18/2036		700	(10)	13	3	2	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		500	15	(18)	(3)	0	(3)

							$159	$(941)	$(782)	$189	$(127)

Total Swap Agreements							$(37)	$(1,029)	$(1,066)	$189	$(130)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value		Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$71	$191	$262		$(6)	$(163)	$(131)	$(300)

(k)

Securities with an aggregate market value of $318 and cash of $3,446 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $1 is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	127

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $2 and liability of $(1) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	25,875		$30,179	$0	$(199)
	10/2025		$4,193	CAD	5,833	0	(1)
	11/2025	CAD	5,824		$4,193	1	0

BOA	10/2025	CNH	2,307		324	1	0
	10/2025	JPY	10,065		69	1	0
	10/2025		$132	EUR	113	1	0
	10/2025		60	ILS	203	1	0
	10/2025		468	INR	41,362	0	(2)
	10/2025		90	JPY	13,408	1	0
	10/2025		90	KRW	125,036	0	(1)
	10/2025		164	NZD	286	1	0
	10/2025		20	PLN	72	0	0
	10/2025		201	RON	867	0	(1)
	11/2025	JPY	13,361		$90	0	(1)
	11/2025	NZD	286		165	0	(1)
	11/2025		$30	ILS	100	0	0
	11/2025		96	INR	8,549	0	0
	11/2025	ZAR	3,829		$220	0	(1)
	12/2025		$10	TRY	438	0	0
	03/2026	CZK	856	EUR	35	0	0
	03/2026	EUR	99	CZK	2,428	0	0

BPS	10/2025	BRL	5,600		$924	0	(128)
	10/2025	EUR	152	RON	775	0	0
	10/2025		1,277		$1,505	6	0
	10/2025	IDR	9,741,073		587	4	(1)
	10/2025	INR	10,657		121	1	0
	10/2025	TRY	2,308		54	0	(2)
	10/2025	TWD	13,321		442	5	(1)
	10/2025		$1,047	BRL	5,600	6	(1)
	10/2025		1,670	CNH	11,892	0	(1)
	10/2025		304	CNY	2,164	1	0
	10/2025		882	IDR	14,569,619	0	(9)
	10/2025		105	JPY	15,533	1	0
	10/2025		705	KRW	975,533	0	(10)
	10/2025		175	PLN	635	0	0
	10/2025		114	TWD	3,440	0	(1)
	10/2025		555	VND	14,589,654	0	(3)
	11/2025	IDR	1,336,909		$80	0	0
	11/2025	INR	8,011		90	0	0
	11/2025	JPY	15,479		105	0	(1)
	11/2025	KRW	70,091		50	0	0
	11/2025		$1,030	CNY	7,292	0	(2)
	11/2025		90	ILS	303	1	0
	12/2025	TWD	2,438		$81	1	0
	12/2025		$184	HUF	61,118	0	(1)
	12/2025		263	IDR	4,425,383	2	0
	12/2025		106	MXN	1,960	0	0
	03/2026	CZK	1,571	EUR	64	0	0

BRC	10/2025	CHF	423		$530	0	(1)
	10/2025	MYR	448		106	0	0
	10/2025	NOK	4		0	0	0
	10/2025	TRY	388		9	0	0
	10/2025		$563	CHF	451	4	0
	10/2025		591	PLN	2,162	3	0
	10/2025		605	TRY	26,019	13	0
	11/2025	AUD	98		$65	0	0
	11/2025		$530	CHF	422	1	0
	11/2025		0	NOK	4	0	0

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$876	TRY	38,238	$6	$0
	11/2025	ZAR	4,680		$266	0	(4)
	12/2025	MYR	1,192		284	0	0
	12/2025		$111	MYR	464	0	0
	12/2025		179	TRY	7,964	3	0
	01/2026	EUR	241	RON	1,239	0	0

BSH	10/2025		$49	NZD	84	0	0
	11/2025	NZD	84		$49	0	0
	11/2025	PEN	5,401		1,470	0	(83)
	12/2025		$2,439	PEN	8,683	58	0
	02/2026	PEN	3,653		$1,045	0	(4)

CBK	10/2025	AUD	195		128	0	(1)
	10/2025	BRL	391		74	0	0
	10/2025	DKK	3,182		497	0	(4)
	10/2025	EUR	451		530	0	0
	10/2025	IDR	7,122,520		429	3	(1)
	10/2025	INR	43,169		486	1	0
	10/2025	NOK	400		40	0	0
	10/2025	SGD	2,912		2,274	17	0
	10/2025	TWD	5,137		173	5	0
	10/2025		$69	BRL	391	4	0
	10/2025		193	CAD	265	0	(3)
	10/2025		273	CNH	1,938	0	(1)
	10/2025		1,234	CNY	8,776	2	0
	10/2025		530	EUR	454	3	0
	10/2025		426	HKD	3,310	0	0
	10/2025		238	IDR	3,907,880	0	(3)
	10/2025		1,930	INR	169,553	0	(23)
	10/2025		101	SEK	960	1	0
	10/2025		115	SGD	148	0	0
	10/2025		62	THB	2,003	0	0
	10/2025		154	TWD	4,700	0	0
	10/2025	VND	2,689,568		$103	1	0
	10/2025	ZAR	1,161		67	0	0
	11/2025	SGD	148		115	0	0
	11/2025		$643	CNY	4,556	0	(1)
	11/2025		335	COP	1,396,836	19	0
	11/2025		51	ILS	171	1	0
	11/2025		486	INR	43,253	0	(1)
	11/2025		40	NOK	400	0	0
	11/2025	ZAR	793		$46	0	0
	12/2025	PEN	2,965		828	0	(24)
	12/2025	TWD	12,541		412	0	(2)
	12/2025		$63	CNY	447	0	0
	12/2025		272	IDR	4,570,320	1	0
	12/2025		15	KZT	8,409	0	0
	12/2025		159	MXN	3,030	6	0
	12/2025		84	PEN	311	5	0
	12/2025		4	TRY	187	0	0
	01/2026	JPY	70,000		$516	38	0
	01/2026	TWD	3,635		121	0	0
	02/2026	PEN	1,282		350	0	(18)
	03/2026	HKD	5,479		707	1	0
	03/2026	PEN	5,010		1,423	0	(14)

DUB	10/2025	BRL	466		87	0	(1)
	10/2025	EUR	210	RON	1,072	0	0
	10/2025	IDR	2,628,041		$160	3	0
	10/2025	ILS	949		278	0	(9)
	10/2025	INR	69,923		787	1	0
	10/2025	KRW	20,006		14	0	0
	10/2025	RON	1		0	0	0
	10/2025	SGD	64		50	0	0
	10/2025		$88	BRL	466	0	0
	10/2025		3,584	CNH	25,483	0	(7)
	10/2025		270	IDR	4,398,307	0	(6)
	10/2025		921	INR	81,452	0	(5)
	10/2025		7	KZT	3,914	0	0
	11/2025	INR	1,769		$20	0	0
	11/2025		$257	CNY	1,817	0	(1)
	11/2025		278	ILS	949	9	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	129

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$787	INR	70,062	$0	$(1)
	11/2025		7	KZT	3,902	0	0
	11/2025	ZAR	11,300		$646	0	(7)
	12/2025		$42	EGP	2,124	1	0
	12/2025		269	KZT	142,985	0	(15)
	03/2026		218		125,766	0	(2)

FAR	10/2025	AUD	6,048		$3,923	0	(79)
	10/2025	BRL	53,728		10,102	7	0
	10/2025	CHF	76		95	0	0
	10/2025	JPY	518,181		3,525	21	0
	10/2025		$4,082	AUD	6,252	55	0
	10/2025		9,722	BRL	53,728	373	0
	10/2025		1,565	CNH	11,111	0	(5)
	10/2025		527	EUR	451	3	0
	10/2025		1,832	INR	161,590	0	(15)
	10/2025		759	PLN	2,774	4	0
	10/2025		4,380	SGD	5,641	0	(7)
	11/2025	AUD	6,252		$4,084	0	(55)
	11/2025	EUR	451		528	0	(3)
	11/2025	SGD	5,627		4,380	7	0
	11/2025		$95	CHF	76	0	0
	12/2025		2,672	MXN	50,667	72	0

GLM	10/2025	BRL	21,300		$3,482	0	(520)
	10/2025	CHF	15		19	0	0
	10/2025	IDR	4,424,360		265	0	0
	10/2025	ILS	138		40	0	(1)
	10/2025	MYR	440		104	0	0
	10/2025	RON	870	EUR	171	0	0
	10/2025		$4,005	BRL	21,300	0	(3)
	10/2025		239	CNH	1,695	0	(1)
	10/2025		239	IDR	3,943,478	0	(2)
	10/2025		521	INR	45,691	0	(7)
	10/2025		124	RON	541	1	0
	11/2025	EUR	110		566	1	0
	11/2025		$316	CNY	2,237	0	(1)
	11/2025		20	ILS	67	0	0
	11/2025		280	TRY	12,200	2	0
	11/2025	ZAR	493		$28	0	0
	12/2025	BRL	1,155		208	0	(5)
	12/2025	MXN	187		10	0	0
	12/2025	MYR	849		202	0	0
	12/2025	TRY	1,305		28	0	(2)
	12/2025		$28	EGP	1,416	1	0
	12/2025		262	IDR	4,388,498	0	0
	01/2026	EUR	171	RON	880	0	0
	01/2026	JPY	190,000		$1,412	114	0

IND	10/2025	AUD	107		70	0	(1)
	10/2025		$542	DKK	3,463	3	0
	11/2025	DKK	3,455		$542	0	(3)

JPM	10/2025	BRL	2,020		380	0	0
	10/2025	CAD	5,874		4,251	30	0
	10/2025	EUR	209		244	0	(1)
	10/2025	HUF	22,172	EUR	55	0	(2)
	10/2025	IDR	5,240,261		$314	0	0
	10/2025	KRW	256,206		184	2	0
	10/2025	SGD	187		145	1	0
	10/2025	TWD	2,590		85	0	0
	10/2025		$370	BRL	2,020	9	0
	10/2025		12	CNY	82	0	0
	10/2025		377	DKK	2,402	1	0
	10/2025		164	EUR	139	0	0
	10/2025		570	IDR	9,461,544	0	(3)
	10/2025		60	ILS	202	1	0
	10/2025		4	KZT	2,215	0	0
	10/2025		9	NGN	13,708	1	0
	10/2025		390	PLN	1,432	4	0
	10/2025	VND	2,816,100		$108	1	0
	11/2025	DKK	2,396		377	0	(1)
	11/2025	HUF	18,248	EUR	46	0	(1)
	11/2025		$18	CNY	128	0	0

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	ZAR	10,007		$571	$0	$(7)
	12/2025	HUF	22,173		66	0	0
	06/2026	ZAR	1,500		85	0	(1)

MBC	10/2025	CAD	217		158	2	0
	10/2025	CHF	16		20	0	0
	10/2025	CNH	10,388		1,458	0	0
	10/2025	EUR	25	RON	126	0	0
	10/2025		335		$397	3	0
	10/2025	IDR	260,141		16	0	0
	10/2025	JPY	54,356		367	0	(1)
	10/2025	KRW	876,222		628	4	0
	10/2025	NOK	4		0	0	0
	10/2025	SEK	2,553		266	0	(5)
	10/2025	SGD	2,627		2,049	13	0
	10/2025	THB	1		0	0	0
	10/2025		$100	CHF	79	0	(1)
	10/2025		3,317	CNH	23,574	0	(9)
	10/2025		3,142	EUR	2,674	0	(3)
	10/2025		236	GBP	176	1	0
	10/2025		52	JPY	7,698	0	0
	10/2025		608	KRW	848,358	0	(4)
	10/2025		100	SEK	955	2	0
	10/2025		217	THB	6,992	0	(1)
	11/2025	CNH	2,241		$315	0	0
	11/2025	JPY	13,162		89	0	0
	11/2025		$1,458	CNH	10,364	0	0
	11/2025		160	EUR	136	0	0
	11/2025		0	NOK	4	0	0
	12/2025		42	EGP	2,127	1	0
	03/2026	HKD	697		$90	0	0

MYI	10/2025	CAD	336		242	0	0
	10/2025	IDR	1,052,383		64	1	0
	10/2025	JPY	5,768		39	0	0
	10/2025		$121	CAD	168	0	0
	10/2025		1,840	CNH	13,092	0	(2)
	10/2025		21	CNY	148	0	0
	10/2025		1,967	JPY	293,684	19	0
	10/2025		95	PLN	345	0	0
	10/2025		27	TWD	825	0	0
	11/2025	JPY	292,668		$1,967	0	(19)
	11/2025		$238	CNY	1,685	0	(1)
	12/2025	CZK	3,053	EUR	121	0	(5)
	12/2025	EUR	211	CZK	5,181	1	0
	12/2025	MYR	453		$108	0	0
	12/2025	TWD	819		27	0	0
	12/2025		$73	CZK	1,496	0	0
	02/2026	CZK	1,693	EUR	69	0	0

NGF	10/2025	KRW	45,863		$33	0	0
	10/2025		$214	IDR	3,541,871	0	(2)
	10/2025		94	TRY	4,064	2	0
	11/2025		29		1,249	0	0
	12/2025		117		5,133	0	0

SCX	10/2025	DKK	2,683		$418	0	(4)
	10/2025	IDR	4,351,622		261	0	0
	10/2025	INR	46,246		520	0	0
	10/2025	JPY	116,699		795	5	0
	10/2025	TWD	5,135		172	4	0
	10/2025		$1,340	CNH	9,522	0	(4)
	10/2025		1,486	GBP	1,111	8	0
	10/2025		239	IDR	3,929,548	0	(3)
	10/2025		1,374	INR	121,313	0	(10)
	10/2025		84	TWD	2,508	0	(1)
	11/2025	CNY	7,332		$1,035	1	0
	11/2025	GBP	1,111		1,486	0	(8)
	11/2025	JPY	63		0	0	0
	11/2025		$500	INR	44,565	0	0
	12/2025		125	CNY	886	0	0
	12/2025		17	CZK	345	0	0
	12/2025		261	IDR	4,362,621	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	131

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

SOG	10/2025	BRL	29,950		$5,612	$0	$(16)
	10/2025	JPY	270,404		1,839	10	0
	10/2025	NZD	369		215	1	0
	10/2025		$5,631	BRL	29,950	0	(4)
	10/2025		28,596	EUR	24,316	0	(47)
	10/2025		4,298	JPY	639,571	27	0
	10/2025		116	RON	506	1	0
	11/2025	EUR	454		2,325	2	0
	11/2025		24,316		$28,653	48	0
	11/2025	JPY	637,359		4,298	0	(27)
	12/2025	EUR	116	RON	594	0	0
	12/2025		$5,612	BRL	30,376	14	0
	03/2026	CLP	478,476		$494	0	(4)

SSB	10/2025	GBP	1,287		1,735	4	0

UAG	10/2025	ILS	95		28	0	(1)
	10/2025	THB	966		30	0	0
	10/2025		$233	ILS	778	2	0
	10/2025		22	INR	1,921	0	0
	10/2025		41	NOK	422	1	0
	10/2025		95	PLN	344	0	0
	10/2025		70	THB	2,265	0	0
	10/2025		67	ZAR	1,161	0	0
	10/2025	ZAR	1,161		$67	0	0
	11/2025		$28	ILS	95	1	0
	11/2025	ZAR	5,090		$289	0	(5)
	12/2025	EUR	121	CZK	3,053	5	0
	12/2025	TRY	845		$18	0	(1)
	12/2025		$131	HUF	43,406	0	(1)
	12/2025		209	PHP	12,007	0	(4)

Total Forward Foreign Currency Contracts						$1,142	$(1,529)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price			Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK		CZK	24.200	03/11/2026	269	$1	$1
	Put - OTC EUR versus CZK			24.200	03/12/2026	96	1	1
	Put - OTC EUR versus HUF		HUF	387.000	12/17/2025	246	1	1
	Put - OTC USD versus BRL		BRL	5.470	11/18/2025	300	5	8
	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	381	1	0
	Call - OTC USD versus HKD			7.800	08/24/2026	597	1	1

BPS	Put - OTC EUR versus USD	$		1.122	10/14/2025	17	2	0

BRC	Put - OTC AUD versus USD			0.623	10/14/2025	76	0	0
	Put - OTC EUR versus USD			1.132	10/10/2025	705	3	0
	Call - OTC USD versus SEK		SEK	10.200	11/26/2025	307	2	0

GLM	Put - OTC AUD versus USD	$		0.625	10/08/2025	389	2	0
	Put - OTC EUR versus USD			1.129	10/14/2025	749	3	0
	Put - OTC EUR versus USD			1.100	12/17/2025	38	4	1
	Put - OTC USD versus BRL		BRL	5.475	12/10/2025	426	7	12
	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	93	0	0

JPM	Put - OTC EUR versus CZK		CZK	24.200	03/05/2026	214	1	1
	Put - OTC EUR versus HUF		HUF	393.000	11/12/2025	189	1	2
	Put - OTC EUR versus HUF			386.000	12/16/2025	228	1	1

MBC	Put - OTC AUD versus USD	$		0.618	10/10/2025	457	1	0
	Put - OTC EUR versus USD			1.098	12/23/2025	38	4	1
	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	343	0	0
	Call - OTC USD versus HKD			7.800	08/24/2026	178	0	0

MYI	Put - OTC EUR versus CZK		CZK	24.200	02/10/2026	287	1	1
	Put - OTC EUR versus CZK			24.250	02/13/2026	480	2	3
	Put - OTC EUR versus CZK			24.100	03/13/2026	127	1	1
	Put - OTC EUR versus USD	$		1.145	10/08/2025	796	5	0
	Put - OTC EUR versus USD			1.110	11/24/2025	959	5	0
	Put - OTC USD versus BRL		BRL	5.480	11/07/2025	500	9	14
	Call - OTC USD versus SEK		SEK	10.125	10/14/2025	77	0	0

Total Purchased Options							$64	$49

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.250	11/18/2025	300	$(1)	$(2)
	Call - OTC USD versus BRL		5.800	11/18/2025	300	(4)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	381	0	0
	Call - OTC USD versus HKD		7.850	08/24/2026	597	0	0

GLM	Put - OTC USD versus BRL	BRL	5.275	12/10/2025	426	(2)	(4)
	Call - OTC USD versus BRL		5.800	12/10/2025	426	(5)	(2)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	93	0	0

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	343	0	0
	Call - OTC USD versus HKD		7.850	08/24/2026	178	0	0

MYI	Put - OTC USD versus BRL	BRL	5.220	11/07/2025	500	(2)	(2)
	Call - OTC USD versus BRL		5.770	11/07/2025	500	(6)	(1)

						$(20)	$(12)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	200	$(1)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	600	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	600	(1)	(2)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	300	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	400	(1)	(1)

							$(8)	$(5)

Total Written Options							$(28)	$(17)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	N/A	$	900	$(32)	$(1)	$0	$(33)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.248%		100	(4)	0	0	(4)

								$(36)	$(1)	$0	$(37)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	— ♦	$	647	$0	$9	$9	$0

GST	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.819%		2,300	18	2	20	0

								$18	$11	$29	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$	6,619	JPY	980,000	$14	$6	$6,617	$(6,597)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	133

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	$	5,646	JPY	830,000	$6	$5	$5,645	$(5,634)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026		14,263		2,257,800	(184)	20	14,258	(14,422)

									$(164)	$31	$26,520	$(26,653)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	9,500	$(8)	$(3)	$0	$(11)

CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031		30,200	0	(36)	0	(36)

JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	6,700	3	(11)	0	(8)

								$(5)	$(50)	$0	$(55)

Total Swap Agreements								$(187)	$(9)	$26,549	$(26,745)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$1	$0	$0	$1	$(200)	$0	$0	$(200)	$(199)	$359	$160
BOA	6	12	0	18	(7)	(5)	0	(12)	6	0	6
BPS	28	0	0	28	(161)	0	(11)	(172)	(144)	0	(144)
BRC	30	0	0	30	(5)	(1)	0	(6)	24	0	24
BSH	58	0	0	58	(87)	0	0	(87)	(29)	0	(29)
CBK	108	0	6,617	6,725	(96)	0	(6,633)	(6,729)	(4)	0	(4)
DUB	14	0	9	23	(54)	0	0	(54)	(31)	0	(31)
FAR	542	0	0	542	(164)	0	0	(164)	378	(280)	98
GLM	119	13	5,645	5,777	(542)	(8)	(5,634)	(6,184)	(407)	282	(125)
GST	0	0	14,278	14,278	0	0	(14,422)	(14,422)	(144)	0	(144)
IND	3	0	0	3	(4)	0	0	(4)	(1)	0	(1)
JPM	50	4	0	54	(16)	0	0	(16)	38	0	38
MBC	26	1	0	27	(24)	0	0	(24)	3	0	3
MYC	0	0	0	0	0	0	(37)	(37)	(37)	0	(37)
MYI	21	19	0	40	(27)	(3)	0	(30)	10	(10)	0
NGF	2	0	0	2	(2)	0	0	(2)	0	0	0
SCX	18	0	0	18	(30)	0	(8)	(38)	(20)	0	(20)
SOG	103	0	0	103	(98)	0	0	(98)	5	0	5
SSB	4	0	0	4	0	0	0	0	4	0	4
UAG	9	0	0	9	(12)	0	0	(12)	(3)	0	(3)

Total Over the Counter	$1,142	$49	$26,549	$27,740	$(1,529)	$(17)	$(26,745)	$(28,291)

(m)

Securities with an aggregate market value of $641 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$71	$71
Swap Agreements	0	0	0	0	191	191

	$0	$0	$0	$0	$262	$262

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,142	$0	$1,142
Purchased Options	0	0	0	49	0	49
Swap Agreements	0	29	0	26,520	0	26,549

	$0	$29	$0	$27,711	$0	$27,740

	$0	$29	$0	$27,711	$262	$28,002

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$6	$6
Futures	0	0	0	0	163	163
Swap Agreements	0	3	0	0	128	131

	$0	$3	$0	$0	$297	$300

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,529	$0	$1,529
Written Options	0	0	0	12	5	17
Swap Agreements	0	37	0	26,653	55	26,745

	$0	$37	$0	$28,194	$60	$28,291

	$0	$40	$0	$28,194	$357	$28,591

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	135

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	0	0	(78)	(78)
Swap Agreements	0	(220)	0	0	(274)	(494)

	$0	$(220)	$0	$0	$(337)	$(557)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,621)	$0	$(3,621)
Purchased Options	0	0	0	29	(82)	(53)
Written Options	0	0	0	15	228	243
Swap Agreements	0	112	0	(184)	(37)	(109)

	$0	$112	$0	$(3,761)	$109	$(3,540)

	$0	$(108)	$0	$(3,761)	$(228)	$(4,097)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	344	344
Swap Agreements	0	(56)	0	0	498	442

	$0	$(56)	$0	$0	$845	$789

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$597	$0	$597
Purchased Options	0	0	0	5	(148)	(143)
Written Options	0	0	0	8	80	88
Swap Agreements	0	(47)	0	34	49	36

	$0	$(47)	$0	$644	$(19)	$578

	$0	$(103)	$0	$644	$826	$1,367

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$31	$0	$31
Australia
Corporate Bonds & Notes	0	1,248	0	1,248
Sovereign Issues	0	2,194	0	2,194
Bulgaria
Sovereign Issues	0	573	0	573
Canada
Corporate Bonds & Notes	0	2,533	0	2,533
Sovereign Issues	0	2,837	0	2,837
Cayman Islands
Asset-Backed Securities	0	5,248	0	5,248
Corporate Bonds & Notes	0	401	0	401
Chile
Sovereign Issues	0	961	0	961
China
Sovereign Issues	0	2,407	0	2,407
Colombia
Corporate Bonds & Notes	0	517	0	517
Sovereign Issues	0	579	0	579
Czech Republic
Sovereign Issues	0	278	0	278
Denmark
Corporate Bonds & Notes	0	939	0	939
Dominican Republic
Sovereign Issues	0	716	0	716
France
Corporate Bonds & Notes	0	1,124	0	1,124

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Sovereign Issues	$0	$8,239	$0	$8,239
Guatemala
Sovereign Issues	0	517	0	517
Hungary
Sovereign Issues	0	1,855	0	1,855
India
Corporate Bonds & Notes	0	312	0	312
Indonesia
Sovereign Issues	0	622	0	622
Ireland
Asset-Backed Securities	0	4,784	0	4,784
Corporate Bonds & Notes	0	584	0	584
Loan Participations and Assignments	0	0	588	588
Israel
Sovereign Issues	0	1,342	0	1,342
Italy
Corporate Bonds & Notes	0	923	0	923
Sovereign Issues	0	3,449	0	3,449
Ivory Coast
Sovereign Issues	0	351	0	351
Japan
Corporate Bonds & Notes	0	1,321	0	1,321
Sovereign Issues	0	9,413	0	9,413
Kazakhstan
Corporate Bonds & Notes	0	883	0	883
Kuwait
Sovereign Issues	900	0	0	900
Luxembourg
Common Stocks	0	0	1,098	1,098

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Corporate Bonds & Notes	$0	$949	$0	$949
Sovereign Issues	0	813	0	813
Malaysia
Corporate Bonds & Notes	0	358	0	358
Sovereign Issues	0	1,142	0	1,142
Mexico
Sovereign Issues	0	1,004	0	1,004
Netherlands
Corporate Bonds & Notes	0	1,745	0	1,745
Non-Agency Mortgage-Backed Securities	0	31	0	31
New Zealand
Sovereign Issues	0	208	0	208
Norway
Sovereign Issues	0	258	0	258
Peru
Corporate Bonds & Notes	0	900	0	900
Sovereign Issues	0	2,829	0	2,829
Philippines
Sovereign Issues	0	341	0	341
Poland
Sovereign Issues	0	718	0	718
Qatar
Corporate Bonds & Notes	0	180	0	180
Republic of Korea
Sovereign Issues	0	352	0	352
Romania
Sovereign Issues	0	2,179	0	2,179
Saudi Arabia
Corporate Bonds & Notes	0	653	0	653
Sovereign Issues	0	3,162	0	3,162
Senegal
Sovereign Issues	0	718	0	718
Serbia
Sovereign Issues	0	2,546	0	2,546
Singapore
Sovereign Issues	0	971	0	971
South Africa
Sovereign Issues	0	3,743	0	3,743
South Korea
Sovereign Issues	0	1,457	0	1,457
Spain
Corporate Bonds & Notes	0	204	0	204
Sovereign Issues	0	2,730	0	2,730
Supranational
Corporate Bonds & Notes	0	962	0	962
Sovereign Issues	0	1,104	0	1,104
Switzerland
Corporate Bonds & Notes	0	1,048	0	1,048
Thailand
Sovereign Issues	0	663	0	663
United Arab Emirates
Corporate Bonds & Notes	0	304	0	304
United Kingdom
Corporate Bonds & Notes	0	3,920	0	3,920

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Non-Agency Mortgage-Backed Securities	$0	$986	$0	$986
Sovereign Issues	0	1,445	0	1,445
United States
Asset-Backed Securities	0	3,771	0	3,771
Corporate Bonds & Notes	0	11,084	1,700	12,784
Municipal Bonds & Notes	0	182	0	182
Non-Agency Mortgage-Backed Securities	0	9,401	0	9,401
Sovereign Issues	0	5,873	0	5,873
U.S. Government Agencies	0	76,396	0	76,396
U.S. Treasury Obligations	0	10,127	0	10,127
Short-Term Instruments
Commercial Paper	0	1,247	0	1,247
Mutual Funds	0	503	0	503
Repurchase Agreements	0	700	0	700
Nigeria Treasury Bills	0	855	0	855
South Africa Treasury Bills	0	83	0	83
U.S. Treasury Bills	0	285	0	285

	$900	$218,311	$3,386	$222,597

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,274	$0	$0	$9,274

Total Investments	$10,174	$218,311	$3,386	$231,871

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(880)	0	(880)
United States
U.S. Government Agencies	0	(11,718)	0	(11,718)

	$0	$(12,598)	$0	$(12,598)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	69	191	0	260
Over the counter	0	27,731	9	27,740

	$69	$27,922	$9	$28,000

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(130)	(169)	0	(299)
Over the counter	(33)	(28,258)	0	(28,291)

	$(163)	$(28,427)	$0	$(28,590)

Total Financial Derivative Instruments	$(94)	$(505)	$9	$(590)

Totals	$10,080	$205,208	$3,395	$218,683

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)
Investments in Securities, at Value
Ireland
Loan Participations and Assignments	$540	$0	$0	$0	$0	$48	$0	$0	$588	$48
Luxembourg
Common Stocks	1,277	0	0	0	0	(179)	0	0	1,098	(179)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	137

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)	September 30, 2025	(Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)
United States
Corporate Bonds & Notes	$0	$1,700	$0	$0	$0	$0	$0	$0	$1,700	$0

	$1,817	$1,700	$0	$0	$0	$(131)	$0	$0	$3,386	$(131)

Financial Derivative Instruments - Assets
Over the counter	$7	$0	$(1)	$0	$0	$3	$0	$0	$9	$3

Totals	$1,824	$1,700	$(1)	$0	$0	$(128)	$0	$0	$3,395	$(128)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Ireland
Loan Participations and Assignments	$588	Discounted Cash Flow	Discount Rate	3.832	—
Luxembourg
Common Stocks	1,098	Indicative Market Quotation	Broker Quote	$21.667	—
United States
Corporate Bonds & Notes	1,700	Recent Transaction	Purchase Price	100.000	—

Financial Derivative Instruments - Assets
Over the counter	9	Indicative Market Quotation	Broker Quote	0.939	—

Total	$3,395

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.1%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$147	$76
4.125% due 07/09/2035 þ		122	57

Total Argentina (Cost $155)			133

AUSTRALIA 2.1%

CORPORATE BONDS & NOTES 0.7%

Australia & New Zealand Banking Group Ltd.
4.675% due 06/15/2026		$3,600	3,617

Canadian Imperial Bank of Commerce
3.950% (BBSW3M + 0.370%) due 09/14/2026 ~	AUD	3,200	2,118

Commonwealth Bank of Australia
5.071% due 09/14/2028		$2,600	2,685

National Australia Bank Ltd.
5.134% due 11/28/2028		2,600	2,698

			11,118

SOVEREIGN ISSUES 1.4%

Australia Government Bonds
1.750% due 06/21/2051	AUD	250	88
2.500% due 05/21/2030		2,300	1,446

New South Wales Treasury Corp.
1.750% due 03/20/2034		4,400	2,311
2.000% due 03/08/2033		3,300	1,838
4.750% due 09/20/2035		1,600	1,050

Queensland Treasury Corp.
1.500% due 08/20/2032		2,100	1,148
1.750% due 07/20/2034		3,400	1,758
2.000% due 08/22/2033		2,400	1,311
4.500% due 08/22/2035		3,200	2,047

Treasury Corp. of Victoria
2.000% due 09/17/2035		11,300	5,733
2.250% due 09/15/2033		4,300	2,390
4.250% due 12/20/2032		3,200	2,086

			23,206

Total Australia (Cost $33,362)			34,324

BRAZIL 1.9%

SOVEREIGN ISSUES 1.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	178,200	31,278

Total Brazil (Cost $30,849)			31,278

BULGARIA 0.3%

SOVEREIGN ISSUES 0.3%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	2,000	2,304
4.125% due 07/18/2045		2,100	2,385

Total Bulgaria (Cost $4,692)			4,689

CANADA 4.3%

CORPORATE BONDS & NOTES 1.9%

Bank of Nova Scotia
4.299% due 03/20/2028		$7,400	7,484

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,000	1,172

Royal Bank of Canada
4.322% (BBSW3M + 0.730%) due 06/30/2026 ~	AUD	3,500	2,323
4.851% due 12/14/2026		$2,400	2,427
5.150% (SOFRINDX + 0.880%) due 08/06/2029 ~		4,700	4,712

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toronto-Dominion Bank
4.550% (BBSW3M + 0.970%) due 09/15/2028 ~	AUD	6,300	$4,214
4.701% due 06/05/2027		$4,800	4,824
4.814% due 07/16/2027		4,600	4,677

			31,833

SOVEREIGN ISSUES 2.4%

Canada Government Bonds
2.750% due 03/01/2030	CAD	500	360
3.250% due 12/01/2033		14,500	10,573
4.000% due 03/01/2029		18,700	14,053

Canada Government Real Return Bonds
1.500% due 12/01/2044 (f)		571	403

Province of British Columbia
4.150% due 06/18/2034		2,300	1,726

Province of Ontario
3.650% due 06/02/2033		4,000	2,930

Province of Quebec
3.600% due 09/01/2033		7,000	5,098
4.450% due 09/01/2034		5,500	4,212

			39,355

Total Canada (Cost $70,321)			71,188

CAYMAN ISLANDS 3.5%

ASSET-BACKED SECURITIES 3.2%

522 Funding CLO Ltd.
5.627% due 10/20/2031 •		$559	559

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •		2,300	2,305

Arbor Realty Commercial Real Estate Notes Ltd.
5.822% due 01/15/2037 •		1,138	1,140

Atlantic Avenue Ltd.
5.585% due 01/20/2035 •		3,900	3,905

Atlas Senior Loan Fund XV Ltd.
5.539% due 10/23/2032 •		4,010	4,015

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •		2,700	2,710

Bain Capital Credit CLO Ltd.
5.469% due 10/23/2034 •		2,500	2,503
5.548% due 07/16/2034 •		2,100	2,103
5.565% due 07/19/2034 •		3,500	3,505

CIFC Funding Ltd.
5.530% due 10/24/2030 •		550	551

Crown Point CLO 7 Ltd.
5.555% due 10/20/2031 •		578	579

Gallatin CLO VIII Ltd.
5.669% due 07/15/2031 •		1,010	1,011

GPMT Ltd.
5.600% due 12/15/2036 •		1,402	1,373
5.750% due 07/16/2035 •		299	298

ICG U.S. CLO Ltd.
5.550% due 04/17/2034 •		1,726	1,729

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		4,200	4,204

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •		2,300	2,304

MF1 Ltd.
5.330% due 10/16/2036 •		737	738

Newark BSL CLO 2 Ltd.
5.550% due 07/25/2030 •		265	265

Parallel Ltd.
5.428% due 07/15/2034 •		4,100	4,103

Sound Point CLO XVIII Ltd.
5.707% due 01/21/2031 •		160	160

Steele Creek CLO Ltd.
5.829% due 10/15/2030 •		162	162

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •		4,000	4,006

Tralee CLO V Ltd.
5.405% due 10/20/2034 •		3,700	3,704

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinitas CLO VI Ltd.
5.648% due 01/25/2034 •		$2,900	$2,900

TRTX Issuer Ltd.
5.793% due 02/15/2039 •		1,792	1,797

Venture XXIX CLO Ltd.
5.463% due 09/07/2030 •		303	304

			52,933

CORPORATE BONDS & NOTES 0.3%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		758	729

Gaci First Investment Co.
5.250% due 01/29/2034		1,400	1,445

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,400	1,644

Sands China Ltd.
5.400% due 08/08/2028		$800	819

			4,637

SOVEREIGN ISSUES 0.0%

KSA Sukuk Ltd.
5.268% due 10/25/2028		500	516

Total Cayman Islands (Cost $57,985)			58,086

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bonds
4.850% due 01/22/2029		$1,000	1,024

Total Chile (Cost $999)			1,024

CHINA 0.0%

SOVEREIGN ISSUES 0.0%

China Government Bonds
1.650% due 05/15/2035	CNY	1,000	139
2.040% due 11/25/2034		1,100	157

Total China (Cost $297)			296

DENMARK 0.5%

CORPORATE BONDS & NOTES 0.5%

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	1,437	185

Nykredit Realkredit AS
1.000% due 04/01/2026		38,100	5,967
1.500% due 10/01/2053		8,330	1,068

Realkredit Danmark AS
1.000% due 04/01/2026		7,600	1,190
1.500% due 10/01/2053		1,526	196

Total Denmark (Cost $7,977)			8,606

FRANCE 6.5%

CORPORATE BONDS & NOTES 0.4%

BNP Paribas SA
5.738% due 02/20/2035 •		$1,100	1,158
5.786% due 01/13/2033 •		1,000	1,050

BPCE SA
6.612% due 10/19/2027 •		2,200	2,250

Credit Agricole SA
6.316% due 10/03/2029 •		1,800	1,898

			6,356

SOVEREIGN ISSUES 6.1%

Caisse des Depots et Consignations
4.250% due 02/28/2028	GBP	6,700	9,008

French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	16,400	18,587
2.750% due 10/25/2027		15,000	17,812

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	139

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 02/25/2030	EUR	48,100	$56,717

			102,124

Total France (Cost $98,689)			108,480

GERMANY 0.2%

CORPORATE BONDS & NOTES 0.2%

Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	300	333
2.129% due 11/24/2026 •		$400	399
3.547% due 09/18/2031 •		1,400	1,327
5.706% due 02/08/2028 •		1,600	1,629

Total Germany (Cost $3,697)			3,688

HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%

Hungary Government International Bonds
5.375% due 09/26/2030		$100	103

Total Hungary (Cost $99)			103

IRELAND 3.5%

ASSET-BACKED SECURITIES 3.3%

Accunia European CLO I DAC
2.976% due 07/15/2030 •	EUR	87	102

ARES European CLO XIV DAC
3.054% due 10/21/2034 •		2,847	3,346

Bain Capital Euro CLO DAC
3.267% due 01/22/2038 •		2,700	3,180

BlackRock European CLO III DAC
2.904% due 07/19/2035 •		2,500	2,930

Bosphorus CLO VI DAC
2.876% due 05/25/2034 •		4,400	5,164

Cairn CLO VII DAC
2.696% due 01/31/2030 •		897	1,053

Capital Four CLO I DAC
3.046% due 10/15/2034 •		2,600	3,056

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •		337	395

CVC Cordatus Loan Fund XXIV DAC
3.144% due 10/23/2034 •		823	967

CVC Cordatus Opportunity Loan Fund-R DAC
2.876% due 08/15/2033 •		1,015	1,192

Dryden 27 R Euro CLO DAC
2.686% due 04/15/2033 •		573	672

Hayfin Emerald CLO X DAC
0.000% due 10/18/2039 •(b)		3,600	4,233

Hayfin Emerald CLO XIV DAC
3.205% due 01/22/2039 •		6,200	7,298

Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(b)		3,900	4,579
3.006% due 05/15/2033 •		2,105	2,469

Rockford Tower Europe CLO DAC
2.904% due 01/24/2035 •		2,900	3,404
3.292% due 08/29/2036 •		4,100	4,829

Sculptor European CLO VI DAC
3.076% due 10/15/2034 •		4,700	5,525

			54,394

CORPORATE BONDS & NOTES 0.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000% due 10/29/2028		$550	530

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	2,600	3,057

Total Ireland (Cost $54,500)			57,981

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL 0.4%

SOVEREIGN ISSUES 0.4%

Israel Government International Bonds
4.500% due 01/17/2033		$600	$587
5.375% due 02/19/2030		1,600	1,652
5.500% due 03/12/2034		3,700	3,806
5.625% due 02/19/2035		600	621

Total Israel (Cost $6,455)			6,666

ITALY 2.3%

CORPORATE BONDS & NOTES 0.1%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,391

SOVEREIGN ISSUES 2.2%

Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030 (b)		$3,700	3,722
5.750% due 05/05/2026		1,400	1,412

Italy Buoni Poliennali Del Tesoro
2.100% due 08/26/2027	EUR	26,800	31,390

Republic of Italy Government International Bonds
6.000% due 08/04/2028	GBP	600	835

			37,359

Total Italy (Cost $38,961)			38,750

JAPAN 5.0%

CORPORATE BONDS & NOTES 0.6%

Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •		$3,200	3,214

Nomura Holdings, Inc.
2.329% due 01/22/2027		600	585

NTT Finance Corp.
5.413% (SOFRRATE + 1.080%) due 07/16/2028 ~		3,900	3,943

Sumitomo Mitsui Trust Bank Ltd.
4.969% (SOFRRATE + 0.750%) due 09/11/2028 ~		2,400	2,409

			10,151

SOVEREIGN ISSUES 4.4%

Development Bank of Japan, Inc.
4.000% due 08/28/2027		2,700	2,706

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	1,212,447	8,338
0.100% due 03/10/2029 (f)		393,488	2,717

Japan Government Five Year Bonds
0.400% due 06/20/2029		450,000	2,964

Japan Government Forty Year Bonds
2.200% due 03/20/2064		574,000	2,976

Japan Government Thirty Year Bonds
0.700% due 12/20/2048		201,000	876
0.700% due 06/20/2051		30,000	120
1.300% due 06/20/2052		50,000	232
2.200% due 06/20/2054		489,000	2,764
2.300% due 12/20/2054		3,226,000	18,611
2.400% due 03/20/2055		447,000	2,634

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		1,070,000	5,616
2.000% due 12/20/2044		970,000	6,012
2.400% due 03/20/2045		892,000	5,876

Japan Government Two Year Bonds
0.100% due 01/01/2026		1,550,000	10,470

			72,912

Total Japan (Cost $91,078)			83,063

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.0%

ASSET-BACKED SECURITIES 0.0%

Saranac CLO VI Ltd.
5.439% due 08/13/2031 •		$474	$475

Total Jersey, Channel Islands (Cost $474)			475

KUWAIT 0.6%

SOVEREIGN ISSUES 0.6%

Kuwait International Bonds
4.016% due 10/09/2028 (b)		$4,100	4,100
4.136% due 10/09/2030 (b)		2,000	2,000
4.652% due 10/09/2035 (b)		3,000	3,000

Total Kuwait (Cost $9,100)			9,100

LUXEMBOURG 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Project Fenno
TBD% - 0.500% due 07/10/2028 «µ(h)	EUR	566	665
4.366% (EUR003M + 2.350%) due 07/10/2028 «~(h)		568	667

			1,332

SOVEREIGN ISSUES 0.5%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$8,800	8,939

Total Luxembourg (Cost $10,094)			10,271

MALAYSIA 0.1%

CORPORATE BONDS & NOTES 0.0%

Petronas Capital Ltd.
4.550% due 04/21/2050		$300	266
4.800% due 04/21/2060		300	273

			539

SOVEREIGN ISSUES 0.1%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	6,000	1,380

Total Malaysia (Cost $1,889)			1,919

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bonds
5.000% due 04/27/2051		$500	411

Total Mexico (Cost $466)			411

MULTINATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%

Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc.
4.599% (US0003M + 0.300%) due 09/22/2037 ~		$518	479

Total Multinational (Cost $414)			479

NETHERLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$2,800	2,910
6.575% due 10/13/2026 •		2,600	2,602

Total Netherlands (Cost $5,400)			5,512

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	$1,419

Total Norway (Cost $1,602)			1,419

PERU 1.6%

SOVEREIGN ISSUES 1.6%

Peru Government International Bonds
5.400% due 08/12/2034	PEN	10,300	2,873
6.150% due 08/12/2032		15,300	4,672
6.900% due 08/12/2037		10,200	3,074
6.950% due 08/12/2031		48,561	15,491

Total Peru (Cost $23,578)			26,110

POLAND 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Poland Government International Bonds
4.625% due 03/18/2029		$1,400	1,428
4.875% due 02/12/2030		1,000	1,030
5.125% due 09/18/2034		3,300	3,381
5.375% due 02/12/2035		700	728

Total Poland (Cost $6,365)			6,567

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

QatarEnergy
2.250% due 07/12/2031		$300	270

Total Qatar (Cost $298)			270

ROMANIA 0.8%

SOVEREIGN ISSUES 0.8%

Romania Government International Bonds
1.750% due 07/13/2030	EUR	800	826
2.000% due 04/14/2033		2,000	1,845
2.125% due 03/07/2028		600	683
2.750% due 04/14/2041		400	303
2.875% due 04/13/2042		1,000	755
5.125% due 09/24/2031		1,900	2,228
5.250% due 03/10/2030		1,400	1,695
5.625% due 02/22/2036		1,100	1,258
6.250% due 09/10/2034		400	484
6.625% due 09/27/2029		2,600	3,306

Total Romania (Cost $12,956)			13,383

SAUDI ARABIA 1.6%

CORPORATE BONDS & NOTES 0.3%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$200	181
4.750% due 06/02/2030		1,500	1,521
5.375% due 06/02/2035		3,200	3,312
6.375% due 06/02/2055		700	747

			5,761

SOVEREIGN ISSUES 1.3%

Saudi Government International Bonds
3.250% due 10/22/2030		200	191
3.375% due 03/05/2032	EUR	1,800	2,135
3.750% due 03/05/2037		500	581
4.750% due 01/18/2028		$2,400	2,436
4.750% due 01/16/2030		8,900	9,098
4.875% due 07/18/2033		1,300	1,320
5.125% due 01/13/2028		3,400	3,475
5.375% due 01/13/2031		1,900	1,998

			21,234

Total Saudi Arabia (Cost $25,980)			26,995

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia International Bonds
1.000% due 09/23/2028	EUR	700	$766
2.050% due 09/23/2036		600	551
6.000% due 06/12/2034		$1,100	1,148

Total Serbia (Cost $2,584)			2,465

SINGAPORE 0.4%

SOVEREIGN ISSUES 0.4%

Singapore Government Bonds
2.375% due 07/01/2039	SGD	496	402
3.250% due 06/01/2054		7,060	6,887

Total Singapore (Cost $5,611)			7,289

SLOVAKIA 0.3%

CORPORATE BONDS & NOTES 0.3%

365 bank AS
7.125% due 07/04/2028 •	EUR	3,700	4,663

Total Slovakia (Cost $4,421)			4,663

SOUTH AFRICA 2.4%

SOVEREIGN ISSUES 2.4%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	25,400	1,168
8.000% due 01/31/2030		118,000	6,857
8.750% due 01/31/2044		74,900	3,776
8.750% due 02/28/2048		21,900	1,096
8.875% due 02/28/2035		481,500	27,391

Total South Africa (Cost $38,393)			40,288

SOUTH KOREA 0.5%

SOVEREIGN ISSUES 0.5%

Korea Development Bank
5.375% due 10/23/2026		$2,500	2,535

Korea Housing Finance Corp.
4.875% due 08/27/2027		2,400	2,440
5.375% due 11/15/2026		2,700	2,741

Total South Korea (Cost $7,592)			7,716

SPAIN 4.9%

CORPORATE BONDS & NOTES 0.2%

CaixaBank SA
6.208% due 01/18/2029 •		$3,500	3,641

SOVEREIGN ISSUES 4.7%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	300	362

Spain Government Bonds
0.000% due 01/31/2028 (d)		18,300	20,441
2.400% due 05/31/2028		12,200	14,382
2.500% due 05/31/2027		3,400	4,018
3.150% due 04/30/2035		2,000	2,339
3.450% due 10/31/2034		29,970	36,024

			77,566

Total Spain (Cost $77,041)			81,207

SUPRANATIONAL 0.8%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	1,170

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.7%

European Union
3.750% due 10/12/2045	EUR	9,900	$11,505

Total Supranational (Cost $12,864)			12,675

SWITZERLAND 0.5%

CORPORATE BONDS & NOTES 0.5%

UBS Group AG
3.091% due 05/14/2032 •		$1,100	1,018
4.194% due 04/01/2031 •		600	593
5.617% due 09/13/2030 •		900	940
6.246% due 09/22/2029 •		2,600	2,744
6.537% due 08/12/2033 •		3,350	3,697

Total Switzerland (Cost $8,254)			8,992

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.1%

Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$300	304
5.000% due 05/06/2035		900	920

			1,224

SOVEREIGN ISSUES 0.2%

Abu Dhabi Government International Bonds
5.500% due 04/30/2054		3,300	3,457

Total United Arab Emirates (Cost $4,436)			4,681

UNITED KINGDOM 5.5%

ASSET-BACKED SECURITIES 0.2%

Together Asset-Backed Securitisation 14 PLC
0.000% due 08/15/2066 ~	GBP	3,000	4,043

CORPORATE BONDS & NOTES 3.1%

Barclays PLC
4.476% due 11/11/2029 •		$3,900	3,907
5.851% due 03/21/2035 •	GBP	1,600	2,180
6.224% due 05/09/2034 •		$1,300	1,399

HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,872
4.041% due 03/13/2028 •		900	898

Nationwide Building Society
5.264% due 11/10/2026		3,200	3,250
6.557% due 10/18/2027 •		2,800	2,864

NatWest Group PLC
5.076% due 01/27/2030 •		1,700	1,737

NatWest Markets PLC
4.789% due 03/21/2028		4,100	4,175

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		2,500	1,884

Santander U.K. Group Holdings PLC
5.223% (SOFRINDX + 1.070%) due 09/22/2029 ~		6,200	6,210
6.534% due 01/10/2029 •		2,300	2,408

Santander U.K. PLC
4.496% due 12/12/2027		4,800	4,867

Standard Chartered PLC
2.608% due 01/12/2028 •		900	880
2.678% due 06/29/2032 •		2,100	1,879
6.750% due 02/08/2028 •		4,900	5,051

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	5,300	6,402

			51,863

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Project Alfa Investindustrial VIII SCSp
4.117% (EUR003M + 2.100%) due 02/27/2026 «~(h)		284	333

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	141

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Project Nova
7.250% (PRIME) due 08/31/2026 «~		$400	$400

			733

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%

Braccan Mortgage Funding PLC
4.826% due 05/17/2067 •	GBP	700	946

Eurohome U.K. Mortgages PLC
4.255% due 06/15/2044 •		122	163

Eurosail-U.K. PLC
5.055% due 06/13/2045 •		161	217

Newgate Funding PLC
5.105% due 12/15/2050 •		267	353
5.355% due 12/15/2050 •		133	175

Resloc U.K. PLC
4.265% due 12/15/2043 •		641	848

Stratton Mortgage Funding PLC
4.887% due 06/28/2050 •		1,101	1,482
5.137% due 06/20/2060 •		4,908	6,612

Tower Bridge Funding PLC
4.867% due 05/20/2066 •		2,180	2,938

			13,734

SOVEREIGN ISSUES 1.4%

U.K. Gilts
1.250% due 07/31/2051		3,300	1,854
4.375% due 07/31/2054		8,800	9,909
5.375% due 01/31/2056		9,100	12,024

			23,787

Total United Kingdom (Cost $94,601)			94,160

UNITED STATES 80.4%

ASSET-BACKED SECURITIES 2.3%

ACE Securities Corp. Home Equity Loan Trust
5.172% due 08/25/2035 •		$1,074	1,068

Amortizing Residential Collateral Trust
4.972% due 10/25/2031 •		1	1

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.212% due 06/25/2029 •		6	6

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.032% due 02/25/2036 •		780	636

Citigroup Mortgage Loan Trust, Inc.
4.592% due 12/25/2036 •		363	205
4.632% due 01/25/2037 •		1,532	1,129
4.792% due 03/25/2036 •		651	597
5.262% due 07/25/2035 •		2,108	2,034

Countrywide Asset-Backed Certificates
4.772% due 02/25/2036 •		41	41

Countrywide Asset-Backed Certificates Trust
4.532% due 12/25/2036 •		483	447
4.552% due 06/25/2037 •		355	335
4.552% due 06/25/2047 •		382	347
4.672% due 06/25/2037 •		1,202	1,213
5.012% due 08/25/2047 •		196	192

Credit Suisse First Boston Mortgage Securities Corp.
4.168% due 01/25/2032 •		1	1

First Franklin Mortgage Loan Trust
4.387% due 07/25/2036 •		595	569
5.217% due 03/25/2035 •		289	310

GSAMP Trust
3.393% due 11/25/2034 •		165	159
4.752% due 09/25/2036 •		3,095	1,071
4.772% due 05/25/2046 •		1,317	1,271
4.792% due 02/25/2046 •		41	38

MASTR Asset-Backed Securities Trust
4.752% due 06/25/2036 •		2,844	968
5.022% due 10/25/2035 •		651	635

MASTR Specialized Loan Trust
5.012% due 01/25/2037 •		798	312

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
4.932% due 07/25/2036 •		$3,099	$2,983

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 01/25/2037 •		1,561	720
4.412% due 05/25/2037 •		1,178	912
4.522% due 07/25/2036 •		122	112
4.752% due 06/25/2036 •		1,204	607
5.202% due 02/25/2035 •		2,866	2,673
5.232% due 09/25/2034 •		890	944

Morgan Stanley Home Equity Loan Trust
4.502% due 04/25/2037 •		1,107	576

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ		1,573	328

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.707% due 03/25/2036 •		178	178

NovaStar Mortgage Funding Trust
4.532% due 03/25/2037 •		893	583
4.812% due 05/25/2036 •		2,800	2,726

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		545	163
5.731% due 11/25/2036 þ		1,934	634

Residential Asset Securities Corporation Trust
4.522% due 11/25/2036 •		3,780	3,307

Saxon Asset Securities Trust
4.582% due 09/25/2037 •		628	607

SMB Private Education Loan Trust
1.290% due 07/15/2053		418	400
5.365% due 07/15/2053 •		116	117
5.822% due 02/16/2055 •		965	975

Soundview Home Loan Trust
4.772% due 11/25/2036 •		1,441	1,371
4.832% due 05/25/2036 •		274	269
5.222% due 10/25/2037 •		1,064	826

Specialty Underwriting & Residential Finance Trust
4.572% due 06/25/2037 •		315	187

Structured Asset Investment Loan Trust
4.617% due 07/25/2036 •		863	501
4.952% due 01/25/2033 •		278	278
5.172% due 09/25/2034 •		37	35

Structured Asset Securities Corp.
4.364% due 02/25/2035 •		1,893	2,027

Terwin Mortgage Trust
5.212% due 11/25/2033 •		24	21

			38,645

CORPORATE BONDS & NOTES 5.3%

Bank of America Corp.
5.468% due 01/23/2035 •		1,500	1,567
5.511% due 01/24/2036 •		1,500	1,569

Bayer U.S. Finance II LLC
4.250% due 12/15/2025		400	400

Beignet
6.850% due 06/01/2049 «(b)		16,600	16,600

Boeing Co.
6.298% due 05/01/2029		1,000	1,062

British Airways Pass-Through Trust
3.350% due 12/15/2030		1,134	1,093

Citigroup, Inc.
2.125% due 09/10/2026	EUR	5,600	6,572

Credit Suisse AG AT1 Claim		$1,700	221

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	178

F&G Global Funding
5.522% (SOFRRATE + 1.325%) due 09/08/2028 ~		4,100	4,134

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		1,000	998
3.815% due 11/02/2027		400	390

GA Global Funding Trust
2.250% due 01/06/2027		600	585

GLP Capital LP/GLP Financing II, Inc.
5.300% due 01/15/2029		700	713

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
5.536% due 01/28/2036 •		$1,500	$1,566

HPS Corporate Lending Fund
4.900% due 09/11/2028		4,000	3,980

JPMorgan Chase & Co.
4.505% due 10/22/2028 •		3,200	3,228
5.040% due 01/23/2028 •		2,900	2,933
5.140% due 01/24/2031 •		3,100	3,202

Kraton Corp.
5.000% due 07/15/2027		2,300	2,337

Morgan Stanley
0.406% due 10/29/2027 •	EUR	4,300	4,948
3.955% due 03/21/2035 •		300	362
5.164% due 04/20/2029 •		$2,300	2,355

Morgan Stanley Private Bank NA
5.099% (SOFRRATE + 0.770%) due 07/06/2028 ~		3,900	3,914

ONEOK, Inc.
4.250% due 09/24/2027		1,900	1,903

Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	96
4.000% due 12/01/2046		100	76
4.250% due 03/15/2046		100	79
4.300% due 03/15/2045		100	80
4.550% due 07/01/2030		500	497

PacifiCorp
5.100% due 02/15/2029		1,100	1,129

Philip Morris International, Inc.
4.875% due 02/13/2029		1,000	1,022
5.125% due 02/13/2031		1,000	1,035

Wells Fargo & Co.
4.078% due 09/15/2029 •		4,100	4,088
5.056% (SOFRRATE + 0.880%) due 09/15/2029 ~		4,000	4,007
5.211% due 12/03/2035 •		3,100	3,169
5.244% due 01/24/2031 •		1,200	1,242
5.499% due 01/23/2035 •		1,700	1,774

Wells Fargo Bank NA
5.036% (SOFRRATE + 0.710%) due 01/15/2026 ~		3,800	3,804

			88,908

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Charter Communications Operating LLC
6.541% (TSFR3M + 2.250%) due 12/15/2031 ~		1,186	1,187

Pantheon Senior Debt Secondaries III
6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(h)		500	500

Project Hudson II
7.730% due 05/29/2026 «		600	608

			2,295

MUNICIPAL BONDS & NOTES 0.1%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		369	402

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		441	455

			857

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%

American Home Mortgage Assets Trust
4.462% due 05/25/2046 •		68	61

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		830	528

Banc of America Mortgage Trust
5.333% due 06/25/2035 ~		17	16

Barclays Mortgage Loan Trust
5.640% due 05/25/2065 þ		10,527	10,630

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	$1,599	$1,387

BCAP LLC Trust
5.135% due 01/26/2047 •	6	6

Bear Stearns ALT-A Trust
4.164% due 08/25/2036 ~	81	37
4.592% due 02/25/2034 •	10	9
4.850% due 11/25/2035 ~	117	89
5.425% due 05/25/2035 ~	2	2

Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	1	1
4.057% due 09/25/2034 ~	13	12
4.208% due 05/25/2047 ~	45	41
5.033% due 08/25/2033 ~	1	1
5.862% due 10/25/2033 ~	1	1
5.912% due 11/25/2034 ~	1	1
6.896% due 05/25/2034 ~	2	2

Bear Stearns Structured Products, Inc. Trust
4.972% due 01/26/2036 ~	22	15

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	953	867
3.250% due 09/25/2063 ~	945	858
3.375% due 04/25/2065 ~	3,142	2,853

Chase Mortgage Finance Trust
4.933% due 07/25/2037 ~	32	26

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.422% due 01/25/2036 •	363	348

CHL Mortgage Pass-Through Trust
4.672% due 04/25/2046 •	125	121
4.812% due 04/25/2046 •	3,246	934
5.032% due 09/25/2034 •	5	5
6.000% due 07/25/2036	711	341

CHL Reperforming Loan Trust REMICS
4.612% due 06/25/2035 •	21	20

Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	1,267	1,052
4.487% due 09/25/2037 ~	47	44
4.717% due 08/25/2036 •	4,923	1,995
4.857% due 08/25/2035 ~	268	248

Countrywide Alternative Loan Trust
4.622% due 05/25/2037 •	77	24
4.670% due 07/20/2046 •	65	55
4.692% due 07/25/2046 •	639	586
4.753% due 02/25/2037 ~	13	12
4.832% due 02/25/2037 •	95	81
4.856% due 11/25/2035 ~	55	52
4.932% due 09/25/2035 •	157	114
5.250% due 06/25/2035	6	4
5.403% due 11/25/2047 •	266	238
5.653% due 11/25/2035 •	11	10
6.193% due 11/25/2035 •	4	3
6.250% due 12/25/2036	2,208	904
6.250% due 08/25/2037	16	8
6.500% due 06/25/2036	38	17

Cross Mortgage Trust
5.549% due 12/25/2069 ~	2,720	2,742

CSMC Mortgage-Backed Trust
6.079% due 04/25/2037 þ	126	35

CSMC Trust
2.500% due 07/25/2056 ~	276	230

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.552% due 07/25/2047 •	231	217

Extended Stay America Trust
5.344% due 07/15/2038 •	1,771	1,772

GreenPoint Mortgage Funding Trust
4.812% due 11/25/2045 •	3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	373	309
3.000% due 09/25/2052 ~	3,528	3,039

GSC Capital Corp. Mortgage Trust
4.632% due 05/25/2036 •	673	648

GSMPS Mortgage Loan Trust
4.622% due 01/25/2036 •	1,261	1,021

GSR Mortgage Loan Trust
4.844% due 06/25/2034 ~	4	4
5.880% due 03/25/2033 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 01/25/2035 ~	$4	$3

HarborView Mortgage Loan Trust
4.930% due 06/20/2035 •	9	9
5.003% due 12/19/2036 •	37	34

Impac CMB Trust
4.992% due 10/25/2034 •	31	31

IndyMac INDX Mortgage Loan Trust
4.049% due 09/25/2035 ~	29	24

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,190	2,763
3.000% due 03/25/2052 ~	3,170	2,753
3.000% due 04/25/2052 ~	3,076	2,679
3.000% due 05/25/2052 ~	4,064	3,527
5.669% due 10/25/2035 ~	3	2
5.945% due 11/25/2033 ~	1	1
6.000% due 06/25/2037	1,394	484

JP Morgan Seasoned Mortgage Trust
4.415% due 01/25/2063 ~	2,776	2,674

Lehman XS Trust
4.682% due 08/25/2046 •	992	897

Luminent Mortgage Trust
4.652% due 05/25/2046 •	888	777

Manhattan West Mortgage Trust
2.130% due 09/10/2039	2,000	1,907

MASTR Alternative Loan Trust
4.672% due 03/25/2036 •	44	4
6.000% due 02/25/2036	498	208

Merrill Lynch Mortgage Investors Trust
5.601% due 02/25/2036 ~	31	30
6.054% due 02/25/2033 ~	2	1
7.000% due 05/25/2033 ~	4	4

Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ	142	48

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	929	899
2.750% due 11/25/2059 ~	747	719

NYO Commercial Mortgage Trust
5.360% due 11/15/2038 •	2,300	2,294

OBX Trust
3.000% due 01/25/2052 ~	461	399
4.922% due 06/25/2057 •	183	179
6.465% due 10/25/2063 þ	1,277	1,293
7.159% due 10/25/2063 þ	1,523	1,550

PMT Loan Trust
2.500% due 07/25/2051 ~	1,649	1,373

RALI Trust
4.632% due 06/25/2046 •	272	57
5.139% due 10/25/2037 ~	253	203
5.653% due 08/25/2035 •	102	80
6.250% due 02/25/2037	1,035	863

Residential Asset Securitization Trust
4.672% due 01/25/2046 •	46	12
5.750% due 02/25/2036	709	484

Sequoia Mortgage Trust
4.650% due 07/20/2036 •	44	38
4.950% due 07/20/2033 •	8	8

Structured Adjustable Rate Mortgage Loan Trust
4.529% due 08/25/2035 ~	45	39
4.944% due 09/25/2035 ~	37	33
6.336% due 02/25/2034 ~	1	1

Structured Asset Mortgage Investments II Trust
4.392% due 08/25/2036 •	579	513
4.692% due 05/25/2036 •	24	17
4.712% due 05/25/2036 •	65	53
4.712% due 09/25/2047 •	105	93
4.828% due 07/19/2034 •	1	1

Structured Asset Securities Corp.
4.552% due 01/25/2036 •	966	808

Structured Asset Securities Corp. Mortgage Loan Trust
4.562% due 10/25/2036 •	497	417

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	144	32

Thornburg Mortgage Securities Trust
5.522% due 06/25/2037 •	38	36
5.533% due 06/25/2037 •	94	80
5.583% due 06/25/2047 •	21	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	$835	$765
2.710% due 01/25/2060 ~	554	536
2.900% due 10/25/2059 ~	2,946	2,834

Verus Securitization Trust
7.070% due 10/25/2068 þ	1,102	1,120

WaMu Mortgage Pass-Through Certificates Trust
4.159% due 09/25/2036 ~	105	90
4.198% due 02/27/2034 •	3	3
4.357% due 12/25/2036 ~	249	228
4.640% due 12/25/2035 ~	82	75
4.852% due 07/25/2045 •	248	239
4.892% due 01/25/2045 •	4	4
4.992% due 10/25/2045 •	299	295
5.771% due 06/25/2033 ~	1	1

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
5.093% due 07/25/2046 •	28	17
6.500% due 03/25/2036	1,262	862

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	39	34
6.000% due 06/25/2037	65	60

		73,296

U.S. GOVERNMENT AGENCIES 58.7%

Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051	530	448
3.500% due 10/01/2039	160	154
5.500% due 06/01/2053 - 08/01/2053	4,599	4,653
6.000% due 12/01/2053 - 06/01/2054	5,781	5,921
6.500% due 09/01/2053 - 05/01/2055	42,111	43,644

Federal Home Loan Mortgage Corp. REMICS
1.815% due 01/15/2038 ~(a)	133	7
4.810% due 01/15/2038 •	133	131
5.087% due 12/15/2037 •	4	4
5.296% due 11/25/2054 •	6,466	6,477
5.306% due 03/25/2055 •	3,120	3,107
5.356% due 02/25/2055 •	2,790	2,797
5.456% due 07/25/2055 •	2,999	3,007
5.756% due 03/25/2055 •	4,492	4,529

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 10/25/2044 •	29	26

Federal National Mortgage Association
3.000% due 10/01/2049 - 03/01/2060	2,234	1,965
3.500% due 10/01/2034 - 01/01/2059	2,940	2,706
4.000% due 06/01/2048 - 07/01/2053	4,862	4,600
5.500% due 06/01/2053 - 07/01/2053	5,895	5,969
6.000% due 06/01/2054 - 08/01/2054	9,901	10,127
6.007% due 12/01/2034 •	4	5
6.500% due 10/01/2053 - 06/01/2055	47,603	49,303
6.526% due 11/01/2034 •	8	9

Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044	6	6

Federal National Mortgage Association REMICS
4.871% due 06/25/2036 •	10	10
5.456% due 07/25/2055 •	2,280	2,286
6.000% due 04/25/2043	6	6
6.500% due 11/25/2042	46	47

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	28	29

Government National Mortgage Association
3.000% due 01/20/2052 - 04/20/2052	4,114	3,678
3.500% due 05/20/2052 - 04/20/2055	114,812	104,865
5.625% due 05/20/2028 - 06/20/2030 •	6	6

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	143

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	$13	$12
5.316% due 07/20/2066 - 11/20/2066 •	1,046	1,051
6.000% due 08/20/2034	120	121

Government National Mortgage Association, TBA
2.500% due 11/01/2055	5,100	4,392
3.000% due 10/01/2055 - 11/01/2055	44,100	39,375
6.500% due 10/01/2055 - 11/01/2055	54,400	55,874

U.S. Small Business Administration
5.600% due 09/01/2028	19	19

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	13,100	11,509
5.000% due 11/01/2055	301,500	298,843
6.000% due 11/01/2055 - 12/01/2055	129,300	132,011
6.500% due 11/01/2055	170,100	175,905

		979,634

U.S. TREASURY OBLIGATIONS 9.5%

U.S. Treasury Bonds
1.375% due 11/15/2040 (m)	500	326
2.000% due 08/15/2051 (m)	200	117
2.250% due 08/15/2049 (k)	4,425	2,826
2.375% due 11/15/2049 (k)	1,575	1,031
3.000% due 02/15/2048 (k)(m)	3,800	2,870
3.000% due 08/15/2048 (k)(m)	1,325	997
3.375% due 11/15/2048 (k)(m)	14,500	11,652
4.125% due 08/15/2044 (k)(m)	39,575	36,745
4.500% due 11/15/2054	42,500	40,933
4.625% due 02/15/2055 (k)	24,300	23,894

U.S. Treasury Inflation Protected Securities (f)
2.500% due 01/15/2029 (k)	3,611	3,774
3.875% due 04/15/2029 (k)	2,947	3,223
0.125% due 10/15/2025	373	373
0.125% due 07/15/2031 (k)	3,857	3,603
0.125% due 01/15/2032 (k)	1,981	1,825
0.375% due 07/15/2027 (k)	4,886	4,854
0.500% due 01/15/2028 (k)	5,369	5,308
0.625% due 07/15/2032	556	526
1.125% due 01/15/2033 (k)	8,025	7,781

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
3.500% due 02/15/2033 (m)	$800	$777
4.000% due 02/15/2034 (k)(m)	4,300	4,290
4.250% due 05/15/2035	700	706

		158,431

Total United States (Cost $1,356,424)		1,342,066

SHORT-TERM INSTRUMENTS 2.2%

COMMERCIAL PAPER 0.8%

AMETEK, Inc.
4.570% due 11/20/2025	$1,500	1,491

AutoNation, Inc.
4.550% due 10/08/2025 (b)	350	350

Canadian Natural Resources Ltd.
4.450% due 10/22/2025	3,600	3,590

Glencore Funding LLC
4.360% due 10/16/2025	350	349

HCA, Inc.
4.600% due 10/24/2025	5,400	5,383

Keurig Dr. Pepper, Inc.
4.450% due 10/15/2025	900	899

Oracle Corp.
4.330% due 11/19/2025	450	447

		12,509

	SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (g)	188,474	188

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (i) 0.6%
		9,706

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NIGERIA TREASURY BILLS 0.5%
31.469% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	15,317,182	$9,087

SOUTH AFRICA TREASURY BILLS 0.1%
7.505% due 06/17/2026 (d)(e)	ZAR	15,100	836

U.S. TREASURY BILLS 0.2%
4.247% due 10/09/2025 - 11/18/2025 (c)(d)(m)		$4,001	3,987

Total Short-Term Instruments (Cost $35,498)			36,313

Total Investments in Securities (Cost $2,246,451)			2,253,781

		SHARES
INVESTMENTS IN AFFILIATES 9.8%

SHORT-TERM INSTRUMENTS 9.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%

PIMCO Short-Term Floating NAV Portfolio III		16,701,075	162,652

Total Short-Term Instruments (Cost $162,624)			162,652

Total Investments in Affiliates (Cost $162,624)			162,652

Total Investments 144.9% (Cost $2,409,075)			$2,416,433

Financial Derivative Instruments (j)(l) (0.3)% (Cost or Premiums, net $23,207)			(5,009)

Other Assets and Liabilities, net (44.6)%			(743,262)

Net Assets 100.0%			$1,668,162

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Coupon represents a 7-Day Yield.

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pantheon Senior Debt Secondaries III	6.043%	03/26/2026	03/18/2025	$500	$500	0.03%
Project Alfa Investindustrial VIII SCSp	4.117%	02/27/2026	02/28/2025	294	333	0.02
Project Fenno	TBD% - 0.500%	07/10/2028	07/16/2025	659	665	0.04
Project Fenno	4.366%	07/10/2028	07/16/2025	657	667	0.04

				$2,110	$2,165	0.13%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	1.980%	07/10/2025	TBD	(2)	EUR	3,494	France Government International Bonds 3.000% due 06/25/2049	$(3,415)	$4,103	$4,121
MYI	1.960	07/11/2025	TBD	(2)		4,773	France Government International Bonds 3.000% due 06/25/2049	(4,664)	5,603	5,629

Total Repurchase Agreements								$(8,079)	$9,706	$9,750

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
France (0.5)%
Sovereign Issues (0.5)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR	9,700	$(9,694)	$(9,485)

Total France					(9,694)	(9,485)

United States (10.3)%
U.S. Government Agencies (10.3)%
Government National Mortgage Association, TBA	3.500%	10/01/2055	$	33,500	(30,775)	(30,550)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2040		16,700	(15,472)	(15,353)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2055		123,500	(99,533)	(99,575)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055		3,200	(2,642)	(2,696)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055		7,400	(6,786)	(6,760)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055		3,950	(3,730)	(3,722)
Uniform Mortgage-Backed Security, TBA	4.500	11/01/2055		1,700	(1,664)	(1,648)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055		11,000	(11,099)	(11,084)

Total United States					(171,701)	(171,388)

Total Short Sales (10.8)%					$(181,395)	$(180,873)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$4,121	$0	$0	$0	$4,121	$(3,415)	$706
MYI	5,629	0	0	0	5,629	(4,664)	965

Master Securities Forward Transaction Agreement
BPS	0	0	0	(9,485)	(9,485)	0	(9,485)

Total Borrowings and Other Financing Transactions	$9,750	$0	$0	$(9,485)

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	145

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(709) at a weighted average interest rate of 3.545%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$	111.500	10/24/2025	75	$75	$(15)	$(15)
Call - CBOT U.S. Treasury 10-Year Note November Futures		113.500	10/24/2025	75	75	(15)	(16)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	28	28	(11)	(6)
Call - EUREX Euro-Bund October 2025 Futures		129.500	10/24/2025	14	14	(3)	(4)
Call - EUREX Euro-Bund October 2025 Futures		130.500	10/24/2025	14	14	(6)	(2)

						$(50)	$(43)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	75	$75	$(14)	$(9)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	75	75	(20)	(10)

					$(34)	$(19)

Total Written Options					$(84)	$(62)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	12/2025	87	$6,151	$(20)	$8	$(2)
Euro-BTP Future December Futures	12/2025	625	87,936	786	279	0
Long Guilt December Futures	12/2025	350	42,760	17	184	(23)
U.S. Treasury 5-Year Note December Futures	12/2025	1,373	149,925	243	54	0
U.S. Treasury 10-Year Note December Futures	12/2025	495	55,688	353	0	(8)
U.S. Treasury Long-Term Bond December Futures	12/2025	15	1,749	34	0	(4)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	713	82,051	808	0	(44)

				$2,221	$525	$(81)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	1,180	$(88,506)	$231	$0	$(608)
Canada Government 5-Year Bond December Futures	12/2025	381	(31,571)	(376)	0	(77)
Canada Government 10-Year Bond December Futures	12/2025	88	(7,743)	(155)	0	(35)
Euro-Bobl December Futures	12/2025	501	(69,296)	88	0	(94)
Euro-Bund December Futures	12/2025	677	(102,192)	(329)	24	(270)
Euro-Buxl 30-Year Bond December Futures	12/2025	12	(1,613)	(37)	3	(15)
Euro-Oat December Futures	12/2025	1,000	(142,471)	(1,096)	0	(340)
Euro-Schatz December Futures	12/2025	1,402	(176,091)	202	0	(33)
Japan Government 10-Year Bond December Futures	12/2025	340	(312,193)	2,956	253	(253)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	244	(29,295)	(875)	137	0

				$609	$417	$(1,725)

Total Futures Contracts				$2,830	$942	$(1,806)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2025	0.428%	$200	$8	$(6)	$2	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.499	300	13	(3)	10	0	0

						$21	$(9)	$12	$0	$0

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	19,400	$(154)	$(85)	$(239)	$0	$(4)
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035		87,900	(172)	(680)	(852)	0	(11)

						$(326)	$(765)	$(1,091)	$0	$(15)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	3,700	$74	$11	$85	$1	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		765,910	14,330	3,283	17,613	56	(2)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		384,800	8,664	180	8,844	62	0

						$23,068	$3,474	$26,542	$119	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	79,800	$(585)	$(1,137)	$(1,722)	$15	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		11,100	72	6	78	0	(3)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		156,200	488	641	1,129	90	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		2,400	(12)	(2)	(14)	3	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		111,000	231	(931)	(700)	180	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,500	33	(7)	26	0	(5)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		1,700	13	23	36	0	(6)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		2,710	126	(44)	82	0	(21)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		6,300	102	109	211	0	(50)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030	JPY	830,000	(42)	(51)	(93)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		930,000	65	(108)	(43)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		8,080,000	(160)	(643)	(803)	0	(65)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		5,322,900	(127)	(1,193)	(1,320)	0	(65)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		200,000	7	(54)	(47)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		5,820,000	(613)	(913)	(1,526)	0	(74)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		7,070,150	(480)	(625)	(1,105)	0	(94)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	2,140	2,173	25	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		3,660,000	(1,732)	(2,509)	(4,241)	0	(54)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	74	164	238	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		145,700	55	266	321	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		340,000	20	447	467	4	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	09/17/2030	SGD	101,800	(418)	470	52	0	(187)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/17/2035		16,920	9	(264)	(255)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	21,202	160	(140)	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		10,300	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		44,600	604	(626)	(22)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		12,200	0	(14)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		28,500	0	556	556	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		29,400	203	(111)	92	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		211,950	4,336	(1,244)	3,092	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		49,900	250	72	322	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		16,200	0	140	140	7	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		17,320	(26)	46	20	0	(9)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		16,569	(101)	104	3	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		12,900	552	(258)	294	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		5,400	93	(46)	47	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		44,900	(746)	(41)	(787)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		10,940	(1,412)	198	(1,214)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		58,000	(307)	(1,845)	(2,152)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,800	(8)	59	51	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,750	(6)	(23)	(29)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		3,650	(13)	(48)	(61)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,800	(5)	(30)	(35)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,800	(11)	(72)	(83)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		13,848	(158)	71	(87)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		22,700	928	(126)	802	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		29,000	(567)	336	(231)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	147

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/17/2035	$	24,720	$(145)	$(50)	$(195)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		200	1	8	9	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		18,875	(474)	(21)	(495)	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		13,170	1,704	(19)	1,685	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		8,600	0	35	35	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		1,900	0	0	0	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		5,200	0	(42)	(42)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054		8,030	0	(229)	(229)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		3,400	0	(100)	(100)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		5,270	0	(168)	(168)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		9,900	0	330	330	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		2,400	0	64	64	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		2,400	0	62	62	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		2,900	0	46	46	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		5,000	0	160	160	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		1,450	155	27	182	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		2,119	8	(5)	3	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		1,419	(25)	(7)	(32)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		2,657	(1)	(9)	(10)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,800	357	(68)	289	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		914	(10)	(2)	(12)	3	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		10,090	(333)	24	(309)	0	(32)
Pay(7)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	517,580	4	(6)	(2)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	7,400	(322)	187	(135)	3	0
Pay(7)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		284,200	(1,875)	(1,676)	(3,551)	399	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		3,100	(56)	44	(12)	8	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		9,100	(4)	23	19	30	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		28,100	99	329	428	92	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,800	22	37	59	13	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		83,300	527	(490)	37	291	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		16,900	273	(34)	239	60	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		21,800	(43)	(24)	(67)	80	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	38,050	248	998	1,246	6	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(38)	(44)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(12)	(68)	(80)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(43)	(55)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(10)	(64)	(74)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(30)	(35)	0	0
Pay(7)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		179,400	(649)	(203)	(852)	76	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		5,700	(8)	138	130	6	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,500	(3)	49	46	2	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		8,300	0	(129)	(129)	9	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		19,700	0	(176)	(176)	20	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		31,900	(5)	(186)	(191)	33	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		36,400	34	510	544	43	0
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		32,460	(69)	(29)	(98)	0	(54)
Pay(7)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		30,250	(823)	688	(135)	60	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		31,610	(13)	57	44	106	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,000	333	(775)	(442)	26	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		1,100	(78)	(497)	(575)	5	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	193	193	0	(1)
Receive(7)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		48,200	2,470	1,020	3,490	0	(117)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		14,300	(243)	(20)	(263)	0	(112)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(130)	(130)	4	0
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	99,100	(201)	685	484	3	0
Pay	CAONREPO	3.898	Annual	06/19/2026		8,400	(1)	86	85	1	0
Pay	CAONREPO	3.925	Annual	06/19/2026		43,600	(2)	451	449	3	0
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026		9,300	73	36	109	2	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028		25,200	(120)	561	441	16	0
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		6,700	(697)	338	(359)	11	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		2,400	75	23	98	6	0
Pay	CAONREPO	3.000	Semi-Annual	09/17/2035		49,700	(135)	543	408	142	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		6,800	72	(120)	(48)	0	(38)

							$1,000	$(4,961)	$(3,961)	$2,208	$(1,161)

Total Swap Agreements							$23,763	$(2,261)	$21,502	$2,327	$(1,178)

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$942	$2,366	$3,308	$(62)	$(1,806)	$(1,224)	$(3,092)

(k)

Securities with an aggregate market value of $58,293 and cash of $10,759 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $4 and liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $39 and liability of $(46) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	238,391		$278,047	$0	$(1,836)
	10/2025	NZD	41		24	0	0
	10/2025		$72,421	CAD	100,752	0	(23)
	11/2025	CAD	100,593		$72,421	23	0
	11/2025		$24	NZD	41	0	0

BOA	10/2025	CAD	778		$564	5	0
	10/2025	CNH	17,050		2,393	0	0
	10/2025	JPY	129,666		884	7	0
	10/2025	NZD	29		17	0	0
	10/2025	SGD	7		5	0	0
	10/2025		$61	CNY	432	0	0
	10/2025		1,192	ILS	4,008	18	0
	10/2025		2,757	INR	243,884	0	(14)
	10/2025		549	JPY	82,174	7	0
	10/2025		1,897	KRW	2,625,760	0	(25)
	10/2025		537	PLN	1,933	0	(6)
	10/2025		3,092	RON	13,355	0	(11)
	11/2025	JPY	81,890		$549	0	(7)
	11/2025		$617	ILS	2,062	6	0
	11/2025		17	NZD	29	0	0
	11/2025	ZAR	259,345		$14,871	0	(95)
	12/2025	PEN	17,021		4,678	0	(216)
	12/2025		$104	TRY	4,598	1	0
	03/2026	CZK	7,164	EUR	293	0	0
	03/2026	EUR	829	CZK	20,331	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	149

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2025	BRL	67,400		$11,130	$0	$(1,533)
	10/2025	CNH	67,402		9,464	4	0
	10/2025	EUR	1,658	RON	8,444	0	(1)
	10/2025		6,579		$7,769	45	0
	10/2025	IDR	148,032,325		8,948	87	(13)
	10/2025	INR	216,872		2,462	22	0
	10/2025	NZD	28		17	0	0
	10/2025	TRY	46,450		1,084	0	(30)
	10/2025	TWD	393,411		13,096	189	(16)
	10/2025		$12,432	BRL	67,400	234	(3)
	10/2025		1,401	CNY	9,975	4	0
	10/2025		1,592	EUR	1,356	0	0
	10/2025		10,067	IDR	166,291,882	0	(100)
	10/2025		641	JPY	95,203	3	0
	10/2025		13,057	KRW	18,059,174	0	(190)
	10/2025		6,781	PLN	24,679	10	(2)
	10/2025		1,466	TWD	44,372	0	(9)
	11/2025	IDR	26,236,847		$1,570	0	(2)
	11/2025	INR	159,326		1,790	0	0
	11/2025	JPY	94,872		641	0	(3)
	11/2025	KRW	1,373,780		980	0	0
	11/2025		$205	BRL	1,099	0	0
	11/2025		2,488	CNY	17,603	0	(6)
	11/2025		1,851	ILS	6,222	27	0
	11/2025		17	NZD	28	0	0
	12/2025	CNH	2,397		$338	0	0
	12/2025	TWD	45,711		1,523	14	0
	12/2025		$338	CNY	2,393	0	0
	12/2025		958	HUF	318,025	0	(5)
	12/2025		2,326	IDR	39,131,775	15	0
	12/2025		217	MXN	4,024	1	0
	03/2026	CZK	13,153	EUR	536	0	(2)
	04/2026	BRL	26,300		$4,604	0	(127)
	05/2026		$616	KWD	188	1	0
	06/2026		392		120	2	0
	07/2026		273		83	1	0
	06/2027		271		82	0	0
	05/2029	KWD	748		$2,572	95	0
	07/2029		149		511	19	0
	05/2030		677		2,330	81	0

BRC	10/2025	BRL	4,664		875	0	(1)
	10/2025	CAD	1,604		1,151	0	(1)
	10/2025	CHF	8,995		11,269	0	(30)
	10/2025	IDR	1,013,442		62	1	0
	10/2025	MYR	779		185	0	(1)
	10/2025	NOK	31		3	0	0
	10/2025		$877	BRL	4,664	0	(1)
	10/2025		12,046	CHF	9,660	89	0
	10/2025		7,792	EUR	6,638	1	0
	10/2025		2,577	GBP	1,912	0	(6)
	10/2025		2,528	PLN	9,243	15	0
	10/2025		7,619	TRY	327,315	183	0
	11/2025		11,269	CHF	8,959	31	0
	11/2025		3	NOK	31	0	0
	11/2025		15,159	TRY	661,397	117	0
	11/2025	ZAR	20,284		$1,152	0	(19)
	12/2025	MYR	2,072		494	1	0
	12/2025		$146	MXN	2,708	0	0
	12/2025		2,270	TRY	100,636	30	0
	01/2026	DKK	25,900		$3,709	0	(390)
	01/2026	EUR	2,625	RON	13,496	0	(4)

BSH	10/2025	BRL	46,500		$8,743	6	0
	10/2025	EUR	3,832		4,452	0	(47)
	10/2025		$8,551	BRL	46,500	186	0
	11/2025	PEN	5,288		$1,439	0	(82)
	12/2025		13,772		3,795	0	(166)
	12/2025		$52,001	BRL	288,540	1,440	0
	12/2025		271	PEN	965	6	0
	01/2026	PEN	8,324		$2,337	0	(53)
	01/2026		$1,033	PEN	3,695	28	0

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2026	PEN	16,715		$4,780	$0	$(16)
	04/2026	BRL	49,700		8,750	0	(190)

CBK	10/2025	AUD	2,357		1,534	0	(25)
	10/2025	CAD	116		83	0	0
	10/2025	CNH	18,334		2,579	7	0
	10/2025	CNY	30,334		4,269	4	0
	10/2025	GBP	3,123		4,204	7	(2)
	10/2025	IDR	92,403,380		5,584	57	(10)
	10/2025	INR	303,075		3,413	4	0
	10/2025	NOK	3,012		302	0	0
	10/2025	PEN	19,245		5,515	0	(26)
	10/2025	SGD	49,275		38,476	277	0
	10/2025	THB	18,193		564	2	0
	10/2025	TWD	494,667		16,691	438	0
	10/2025		$3,204	CNH	22,765	0	(9)
	10/2025		9,109	CNY	64,771	14	(8)
	10/2025		5,440	DKK	34,836	39	0
	10/2025		5,903	EUR	5,052	29	0
	10/2025		3,432	IDR	56,594,114	0	(40)
	10/2025		11,640	INR	1,022,578	0	(139)
	10/2025		24	NOK	238	0	0
	10/2025		1,694	PEN	5,945	19	0
	10/2025		3,169	SEK	30,020	19	0
	10/2025		19	SGD	25	0	0
	10/2025		6,409	TWD	195,056	5	(7)
	10/2025	ZAR	5,031		$291	0	(1)
	11/2025	SGD	25		19	0	0
	11/2025		$83	CAD	116	0	0
	11/2025		1,526	CNY	10,792	0	(4)
	11/2025		1,334	ILS	4,472	16	0
	11/2025		3,413	INR	303,669	0	(4)
	11/2025		302	NOK	3,011	0	0
	11/2025	ZAR	65,646		$3,781	0	(7)
	12/2025	CNH	3,894		549	0	0
	12/2025	PEN	5,958		1,694	0	(19)
	12/2025	TWD	346,311		11,407	9	(34)
	12/2025		$5,250	CNY	37,172	0	(3)
	12/2025		2,405	IDR	40,413,344	12	0
	12/2025		138	KZT	77,367	0	(1)
	12/2025		44	TRY	1,950	0	0
	01/2026	CNH	3,698		$522	0	0
	01/2026	JPY	110,000		810	59	0
	01/2026	TWD	75,571		2,505	1	0
	01/2026		$522	CNY	3,691	0	0
	02/2026	PEN	2,291		$639	0	(19)
	03/2026	HKD	84,456		10,899	16	0
	03/2026	PEN	13,076		3,703	0	(47)

CIB	10/2025		$981	INR	86,509	0	(8)

DUB	10/2025	CNH	144,429		$20,313	41	0
	10/2025	EUR	3,301	RON	16,834	6	0
	10/2025	IDR	53,382,079		$3,257	58	0
	10/2025	INR	492,077		5,539	5	0
	10/2025	KRW	2,853,880		2,058	24	0
	10/2025	RON	11		3	0	0
	10/2025		$5,370	IDR	87,640,342	0	(117)
	10/2025		3,853	ILS	13,164	122	0
	10/2025		5,753	INR	508,684	0	(31)
	10/2025		511	KZT	283,952	3	(1)
	11/2025	ILS	13,157		$3,853	0	(120)
	11/2025	INR	38,920		437	0	0
	11/2025		$905	CNY	6,411	0	(1)
	11/2025		5,539	INR	493,055	0	(5)
	11/2025		300	KZT	167,220	0	0
	11/2025	ZAR	48,982		$2,798	0	(28)
	12/2025		$117	EGP	5,916	3	0
	12/2025		1,473	KZT	782,964	0	(81)
	03/2026		379		218,785	0	(3)

FAR	10/2025	AUD	99,846		$64,765	0	(1,303)
	10/2025	CHF	1,612		2,023	0	(2)
	10/2025	CNH	62,971		8,869	31	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	151

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	EUR	1,356		$1,584	$0	$(8)
	10/2025	JPY	3,026,553		20,587	122	0
	10/2025	NZD	20		12	0	0
	10/2025	SGD	624		486	3	0
	10/2025	TWD	28,314		933	3	0
	10/2025		$69,301	AUD	106,144	934	0
	10/2025		148	CNY	1,056	1	0
	10/2025		11,007	INR	970,888	0	(88)
	10/2025		6,730	PLN	24,568	28	0
	10/2025		83,403	SGD	107,414	0	(133)
	11/2025	AUD	106,144		$69,335	0	(933)
	11/2025	SGD	107,142		83,403	126	0
	11/2025		$2,023	CHF	1,606	2	0
	11/2025		1,587	EUR	1,356	8	0
	11/2025		12	NZD	20	0	0
	12/2025	MXN	358		$19	0	0
	12/2025		$18,745	MXN	355,588	516	0

GLM	10/2025	BRL	142,632		$24,337	0	(2,462)
	10/2025	CAD	1,629		1,170	0	0
	10/2025	CHF	345		432	0	(2)
	10/2025	CNH	4,964		698	2	0
	10/2025	IDR	39,659,070		2,378	1	0
	10/2025	ILS	3,092		906	0	(28)
	10/2025	KRW	28,890		20	0	0
	10/2025	MYR	764		181	0	0
	10/2025	RON	13,402	EUR	2,633	4	0
	10/2025		65		$15	0	0
	10/2025	SGD	1,466		1,145	8	0
	10/2025	THB	12		0	0	0
	10/2025		$26,445	BRL	142,632	363	(9)
	10/2025		2,651	IDR	43,831,398	0	(24)
	10/2025		3,093	INR	271,454	0	(40)
	10/2025		20	KRW	28,890	0	0
	10/2025		517	TWD	15,634	0	(3)
	11/2025	EUR	1,724	RON	8,844	10	0
	11/2025		$341	ILS	1,137	2	0
	11/2025		5,948	TRY	259,337	39	0
	11/2025	ZAR	27,646		$1,595	0	0
	12/2025	BRL	17,643		3,177	0	(83)
	12/2025	IDR	745,793		44	0	0
	12/2025	MXN	3,178		167	0	(5)
	12/2025	MYR	1,475		352	0	0
	12/2025	TRY	13,613		292	0	(17)
	12/2025		$7,909	BRL	42,832	24	0
	12/2025		184	EGP	9,305	4	0
	12/2025		2,321	IDR	38,805,649	0	0
	01/2026	EUR	2,633	RON	13,545	0	(3)
	01/2026	JPY	330,000		$2,452	199	0
	04/2026	BRL	102,200		18,018	2	(368)

IND	10/2025	AUD	3,149		2,058	0	(26)
	10/2025	DKK	37,913		5,929	0	(34)
	11/2025		$5,929	DKK	37,826	34	0

JPM	10/2025	BRL	29,766		$5,596	4	0
	10/2025	CAD	99,715		72,156	503	0
	10/2025	CNH	4,923		694	3	0
	10/2025	DKK	26,291		4,129	0	(6)
	10/2025	HUF	230,993	EUR	573	0	(23)
	10/2025	IDR	107,016,001		$6,410	0	(4)
	10/2025	KRW	9,454,102		6,812	74	0
	10/2025	SGD	4,063		3,161	11	0
	10/2025		$1,078	AUD	1,631	1	0
	10/2025		5,456	BRL	29,766	137	0
	10/2025		118	CNY	833	0	0
	10/2025		2,517	EUR	2,138	0	(7)
	10/2025		2,789	GBP	2,075	1	0
	10/2025		9,209	IDR	153,112,087	4	(34)
	10/2025		1,256	ILS	4,218	17	0
	10/2025		311	KZT	171,752	0	(1)
	10/2025		1,666	PLN	6,122	18	0
	11/2025	HUF	286,735	EUR	716	0	(18)

152	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$184	CNY	1,302	$0	$(1)
	11/2025		4,129	DKK	26,231	6	0
	11/2025	ZAR	43,375		$2,475	0	(28)
	12/2025	HUF	230,994		691	0	(1)
	01/2026	JPY	170,000		1,240	80	0
	06/2026	ZAR	15,100		852	0	(5)

MBC	10/2025	AUD	2,423		1,598	0	(6)
	10/2025	CAD	53		39	1	0
	10/2025	CHF	363		455	0	(1)
	10/2025	CNH	79,371		11,167	27	0
	10/2025	EUR	388	RON	1,978	0	0
	10/2025		8,432		$9,979	79	0
	10/2025	IDR	5,314,744		323	4	0
	10/2025	JPY	92,189		629	6	0
	10/2025	KRW	19,320,908		13,856	90	0
	10/2025	NOK	31		3	0	0
	10/2025	SEK	47,550		4,960	0	(91)
	10/2025	SGD	54,179		42,267	266	0
	10/2025	THB	42,945		1,334	6	0
	10/2025		$2,103	CHF	1,654	0	(25)
	10/2025		7,405	CNH	52,751	0	(1)
	10/2025		195	EGP	9,672	5	0
	10/2025		19,606	EUR	16,659	0	(48)
	10/2025		2,150	JPY	316,884	2	(9)
	10/2025		11,032	KRW	15,391,583	0	(62)
	10/2025		1,410	NZD	2,404	0	(16)
	10/2025		1,930	SEK	18,480	33	0
	10/2025		1,350	THB	43,706	1	0
	11/2025	CNH	52,626		$7,405	1	0
	11/2025	JPY	80,667		545	0	(2)
	11/2025		$530	CNY	3,739	0	(3)
	11/2025		376	ILS	1,252	2	0
	11/2025		840	INR	74,820	0	0
	11/2025		3	NOK	31	0	0
	12/2025		117	EGP	5,924	3	0
	12/2025		493	MXN	9,347	14	0
	01/2026	CNH	4,962		$702	1	0
	01/2026		$702	CNY	4,957	0	0
	03/2026	HKD	10,632		$1,372	2	0

MYI	10/2025	CNH	74,201		10,428	13	0
	10/2025	IDR	21,486,301		1,305	17	0
	10/2025	JPY	33,688		228	1	0
	10/2025	NOK	1		0	0	0
	10/2025		$1,639	CNY	11,675	4	0
	10/2025		12,057	JPY	1,799,982	115	0
	10/2025		3,697	PLN	13,383	0	(16)
	10/2025		3,268	TWD	98,447	0	(33)
	11/2025	JPY	1,793,753		$12,057	0	(115)
	11/2025		$395	CNY	2,792	0	(1)
	11/2025		0	NOK	1	0	0
	12/2025	CZK	25,511	EUR	1,011	0	(40)
	12/2025		28,565		$1,386	5	0
	12/2025	EUR	1,747	CZK	42,854	11	0
	12/2025	MYR	787		$187	0	0
	12/2025	TWD	97,807		3,268	39	0
	01/2026	DKK	28,670		4,114	0	(423)
	02/2026	CZK	14,019	EUR	570	0	(4)
	04/2026	DKK	64,930		$9,241	0	(1,088)

NGF	10/2025	KRW	6,542,489		4,704	41	0
	10/2025		$2,338	IDR	38,697,676	0	(18)
	10/2025		693	TRY	30,012	12	0
	11/2025		14		596	0	0
	12/2025		874		38,325	3	0

SCX	10/2025	CNH	53,964		$7,594	20	0
	10/2025	IDR	48,052,029		2,878	0	(2)
	10/2025	INR	351,151		3,950	1	0
	10/2025	JPY	1,386,890		9,444	66	0
	10/2025	PEN	2,673		763	0	(6)
	10/2025	TWD	329,541		11,104	277	0
	10/2025		$1,169	CAD	1,629	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	153

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		1,728	CNY	12,303	$3	$0
	10/2025		4,572	DKK	29,367	47	0
	10/2025		35,653	GBP	26,655	195	0
	10/2025		2,611	IDR	42,933,331	0	(38)
	10/2025		15,159	INR	1,338,292	0	(107)
	10/2025		1,343	TWD	40,263	0	(20)
	11/2025	CAD	1,626		$1,169	0	(2)
	11/2025	GBP	26,655		35,660	0	(195)
	11/2025	JPY	389		3	0	0
	11/2025	SGD	2,168		1,686	0	0
	11/2025		$499	CNY	3,537	0	(1)
	11/2025		3,512	INR	312,880	0	0
	12/2025	CZK	6,582		$321	3	0
	12/2025		$866	CNY	6,122	0	(2)
	12/2025		2,878	IDR	48,173,476	3	0
	01/2026	CNH	7,566		$1,069	0	0
	01/2026		$1,069	CNY	7,553	0	0

SOG	10/2025	JPY	1,579,354		$10,739	60	0
	10/2025	NOK	102		10	0	0
	10/2025	NZD	2,277		1,327	7	0
	10/2025	RON	54		12	0	0
	10/2025	TWD	59,257		1,975	28	0
	10/2025		$266,655	EUR	226,747	0	(442)
	10/2025		26,343	JPY	3,919,908	163	0
	11/2025	EUR	6,999	RON	35,838	25	0
	11/2025		226,747		$267,190	444	0
	11/2025	JPY	3,906,351		26,343	0	(163)
	11/2025		$10	NOK	102	0	0
	12/2025	EUR	1,772	RON	9,073	0	0
	12/2025		$300	EGP	16,365	30	0

SSB	10/2025	GBP	27,519		$37,093	83	0
	10/2025	PEN	5,945		1,622	0	(91)
	01/2026		940,000		6,278	0	(140)

UAG	10/2025	CAD	90		65	0	0
	10/2025	ILS	19,621		5,882	0	(42)
	10/2025	THB	17,064		530	3	0
	10/2025		$386	ILS	1,322	13	0
	10/2025		128	INR	11,324	0	(1)
	10/2025		289	NOK	2,939	6	0
	10/2025		4,004	PLN	14,523	0	(9)
	10/2025		1,350	THB	43,689	0	0
	10/2025		291	ZAR	5,031	0	0
	10/2025	ZAR	5,034		$291	0	0
	11/2025	ILS	1,321		386	0	(13)
	11/2025	ZAR	22,064		1,252	0	(22)
	12/2025	EUR	1,011	CZK	25,510	40	0
	12/2025	TRY	8,686		$185	0	(11)
	12/2025		$682	HUF	225,858	0	(6)

Total Forward Foreign Currency Contracts						$10,001	$(15,096)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	2,242	$10	$12
	Put - OTC EUR versus HUF	HUF	390.000	12/11/2025	1,690	10	13
	Put - OTC EUR versus HUF		387.000	12/17/2025	3,871	20	19
	Put - OTC USD versus BRL	BRL	5.470	11/18/2025	3,930	63	104
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	5,998	9	6
	Call - OTC USD versus HKD		7.800	08/24/2026	8,927	12	9

BPS	Put - OTC EUR versus USD	$	1.122	10/14/2025	173	21	0

BRC	Put - OTC EUR versus USD		1.132	10/10/2025	11,037	40	0
	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	3,224	20	2

GLM	Put - OTC AUD versus USD	$	0.625	10/08/2025	4,057	16	0
	Put - OTC EUR versus USD		1.129	10/14/2025	3,409	13	0
	Put - OTC EUR versus USD		1.100	12/17/2025	398	46	8

154	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
	Put - OTC USD versus BRL	BRL	5.475	12/10/2025	6,517	$107	$178
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,091	2	1

JPM	Put - OTC EUR versus CZK	CZK	24.200	03/05/2026	6,877	27	36
	Put - OTC EUR versus HUF	HUF	393.000	11/12/2025	2,974	13	33
	Put - OTC EUR versus HUF		386.000	12/16/2025	2,389	11	10

MBC	Put - OTC AUD versus USD	$	0.618	10/10/2025	7,158	19	0
	Put - OTC EUR versus USD		1.098	12/23/2025	398	46	8
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	5,128	7	5
	Call - OTC USD versus HKD		7.800	08/24/2026	2,669	4	3

MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	2,376	10	12
	Put - OTC EUR versus CZK		24.250	02/13/2026	4,005	17	23
	Put - OTC EUR versus CZK		24.100	03/13/2026	6,235	26	25
	Put - OTC EUR versus USD	$	1.145	10/08/2025	8,302	52	1
	Put - OTC EUR versus USD		1.110	11/24/2025	10,066	47	3
	Put - OTC USD versus BRL	BRL	5.480	11/07/2025	8,100	146	225
	Call - OTC USD versus SEK	SEK	10.125	10/14/2025	782	4	0

Total Purchased Options						$818	$736

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.250	11/18/2025	3,930	$(16)	$(21)
	Call - OTC USD versus BRL		5.800	11/18/2025	3,930	(44)	(10)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	5,998	(3)	(4)
	Call - OTC USD versus HKD		7.850	08/24/2026	8,927	(4)	(6)

GLM	Put - OTC USD versus BRL	BRL	5.275	12/10/2025	6,517	(31)	(55)
	Call - OTC USD versus BRL		5.800	12/10/2025	6,517	(72)	(32)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,091	(1)	(1)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	5,128	(2)	(3)
	Call - OTC USD versus HKD		7.850	08/24/2026	2,669	(1)	(2)

MYI	Put - OTC USD versus BRL	BRL	5.220	11/07/2025	8,100	(29)	(24)
	Call - OTC USD versus BRL		5.770	11/07/2025	8,100	(97)	(17)

						$ (300)	$ (175)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	7,800	$(24)	$(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	3,900	(11)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	5,800	(15)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	3,900	(11)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	5,800	(15)	(23)

							$(76)	$(51)

Total Written Options							$(376)	$(226)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.219%	$	4,400	$(147)	$10	$0	$(137)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	N/A		3,300	(119)	(1)	0	(120)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.248		1,100	(43)	3	0	(40)

								$(309)	$12	$0	$(297)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	155

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)		Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
											Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—	♦	$	3,588	$0	$46	$46	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$108,267	JPY	16,030,000	$223	$100	$108,230	$(107,907)

FAR	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	1,564		230,000	59	23	13,958	(13,876)

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	108,267		16,030,000	1	2	1,564	(1,561)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	1,564		230,000	(889)	95	69,430	(70,224)

								$(606)	$220	$193,182	$(193,568)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/18/2031	CNY	2,400	$1	$(4)	$0	$(3)

Total Swap Agreements								$(914)	$274	$193,228	$(193,868)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$23	$0	$0	$23	$(1,859)	$0	$0	$(1,859)	$(1,836)	$1,656	$(180)
BOA	46	163	0	209	(374)	(92)	0	(466)	(257)	335	78
BPS	854	0	0	854	(2,042)	0	0	(2,042)	(1,188)	962	(226)
BRC	468	2	0	470	(453)	0	0	(453)	17	0	17
BSH	1,666	0	0	1,666	(554)	0	0	(554)	1,112	(870)	242
CBK	1,034	0	108,230	109,264	(405)	0	(107,907)	(108,312)	952	(830)	122
CIB	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
DUB	262	0	46	308	(387)	0	0	(387)	(79)	0	(79)
FAR	1,774	0	13,958	15,732	(2,467)	0	(13,876)	(16,343)	(611)	0	(611)
GLM	658	187	1,564	2,409	(3,044)	(88)	(1,561)	(4,693)	(2,284)	2,153	(131)
GST	0	0	69,430	69,430	0	0	(70,224)	(70,224)	(794)	0	(794)
IND	34	0	0	34	(60)	0	0	(60)	(26)	0	(26)

156	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
JPM	$859	$79	$0	$938	$(128)	$0	$0	$(128)	$810	$(650)	$160
MBC	543	16	0	559	(264)	(5)	0	(269)	290	(350)	(60)
MYC	0	0	0	0	0	0	(297)	(297)	(297)	0	(297)
MYI	205	289	0	494	(1,720)	(41)	0	(1,761)	(1,267)	1,469	202
NGF	56	0	0	56	(18)	0	0	(18)	38	0	38
SCX	617	0	0	617	(373)	0	(3)	(376)	241	(270)	(29)
SOG	757	0	0	757	(605)	0	0	(605)	152	(310)	(158)
SSB	83	0	0	83	(231)	0	0	(231)	(148)	0	(148)
UAG	62	0	0	62	(104)	0	0	(104)	(42)	0	(42)

Total Over the Counter	$10,001	$736	$193,228	$203,965	$(15,096)	$(226)	$(193,868)	$(209,190)

(m)

Securities with an aggregate market value of $6,575 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$942	$942
Swap Agreements	0	119	0	0	2,247	2,366

	$0	$119	$0	$0	$3,189	$3,308

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,001	$0	$10,001
Purchased Options	0	0	0	736	0	736
Swap Agreements	0	46	0	193,182	0	193,228

	$0	$46	$0	$203,919	$0	$203,965

	$0	$165	$0	$203,919	$3,189	$207,273

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	157

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$62	$62
Futures	0	0	0	0	1,806	1,806
Swap Agreements	0	32	0	0	1,192	1,224

	$0	$32	$0	$0	$3,060	$3,092

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,096	$0	$15,096
Written Options	0	0	0	175	51	226
Swap Agreements	0	297	0	193,568	3	193,868

	$0	$297	$0	$208,839	$54	$209,190

	$0	$329	$0	$208,839	$3,114	$212,282

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$214	$214
Futures	0	0	0	0	5,986	5,986
Swap Agreements	0	4,249	0	0	(3,660)	589

	$0	$4,249	$0	$0	$2,540	$6,789

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(37,860)	$0	$(37,860)
Purchased Options	0	0	0	339	(356)	(17)
Written Options	0	0	0	233	1,354	1,587
Swap Agreements	0	334	0	(453)	(244)	(363)

	$0	$334	$0	$(37,741)	$754	$(36,653)

	$0	$4,583	$0	$(37,741)	$3,294	$(29,864)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$23	$23
Futures	0	0	0	0	517	517
Swap Agreements	0	4,809	0	0	7,985	12,794

	$0	$4,809	$0	$0	$8,525	$13,334

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,166	$0	$2,166
Purchased Options	0	0	0	65	(128)	(63)
Written Options	0	0	0	122	28	150
Swap Agreements	0	(182)	0	271	265	354

	$0	$(182)	$0	$2,624	$165	$2,607

	$0	$4,627	$0	$2,624	$8,690	$15,941

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$133	$0	$133
Australia
Corporate Bonds & Notes	0	11,118	0	11,118
Sovereign Issues	0	23,206	0	23,206
Brazil
Sovereign Issues	0	31,278	0	31,278
Bulgaria
Sovereign Issues	0	4,689	0	4,689

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Canada
Corporate Bonds & Notes	$0	$31,833	$0	$31,833
Sovereign Issues	0	39,355	0	39,355
Cayman Islands
Asset-Backed Securities	0	52,933	0	52,933
Corporate Bonds & Notes	0	2,993	1,644	4,637
Sovereign Issues	0	516	0	516
Chile
Sovereign Issues	0	1,024	0	1,024
China
Sovereign Issues	0	296	0	296

158	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Denmark
Corporate Bonds & Notes	$0	$8,606	$0	$8,606
France
Corporate Bonds & Notes	0	6,356	0	6,356
Sovereign Issues	0	102,124	0	102,124
Germany
Corporate Bonds & Notes	0	3,688	0	3,688
Hungary
Sovereign Issues	0	103	0	103
Ireland
Asset-Backed Securities	0	49,815	4,579	54,394
Corporate Bonds & Notes	0	530	0	530
Loan Participations and Assignments	0	0	3,057	3,057
Israel
Sovereign Issues	0	6,666	0	6,666
Italy
Corporate Bonds & Notes	0	1,391	0	1,391
Sovereign Issues	0	37,359	0	37,359
Japan
Corporate Bonds & Notes	0	10,151	0	10,151
Sovereign Issues	0	72,912	0	72,912
Jersey, Channel Islands
Asset-Backed Securities	0	475	0	475
Kuwait
Sovereign Issues	9,100	0	0	9,100
Luxembourg
Loan Participations and Assignments	0	0	1,332	1,332
Sovereign Issues	0	8,939	0	8,939
Malaysia
Corporate Bonds & Notes	0	539	0	539
Sovereign Issues	0	1,380	0	1,380
Mexico
Sovereign Issues	0	411	0	411
Multinational
Corporate Bonds & Notes	0	479	0	479
Netherlands
Corporate Bonds & Notes	0	5,512	0	5,512
Norway
Sovereign Issues	0	1,419	0	1,419
Peru
Sovereign Issues	0	26,110	0	26,110
Poland
Sovereign Issues	0	6,567	0	6,567
Qatar
Corporate Bonds & Notes	0	270	0	270
Romania
Sovereign Issues	0	13,383	0	13,383
Saudi Arabia
Corporate Bonds & Notes	0	5,761	0	5,761
Sovereign Issues	0	21,234	0	21,234
Serbia
Sovereign Issues	0	2,465	0	2,465
Singapore
Sovereign Issues	0	7,289	0	7,289
Slovakia
Corporate Bonds & Notes	0	4,663	0	4,663
South Africa
Sovereign Issues	0	40,288	0	40,288
South Korea
Sovereign Issues	0	7,716	0	7,716
Spain
Corporate Bonds & Notes	0	3,641	0	3,641
Sovereign Issues	0	77,566	0	77,566
Supranational
Corporate Bonds & Notes	0	1,170	0	1,170
Sovereign Issues	0	11,505	0	11,505

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Switzerland
Corporate Bonds & Notes	$0	$8,992	$0	$8,992
United Arab Emirates
Corporate Bonds & Notes	0	1,224	0	1,224
Sovereign Issues	0	3,457	0	3,457
United Kingdom
Asset-Backed Securities	0	4,043	0	4,043
Corporate Bonds & Notes	0	51,863	0	51,863
Loan Participations and Assignments	0	0	733	733
Non-Agency Mortgage-Backed Securities	0	13,734	0	13,734
Sovereign Issues	0	23,787	0	23,787
United States
Asset-Backed Securities	0	38,645	0	38,645
Corporate Bonds & Notes	0	72,308	16,600	88,908
Loan Participations and Assignments	0	1,187	1,108	2,295
Municipal Bonds & Notes	0	857	0	857
Non-Agency Mortgage-Backed Securities	0	73,296	0	73,296
U.S. Government Agencies	0	979,634	0	979,634
U.S. Treasury Obligations	0	158,431	0	158,431
Short-Term Instruments
Commercial Paper	0	12,509	0	12,509
Mutual Funds	0	188	0	188
Repurchase Agreements	0	9,706	0	9,706
Nigeria Treasury Bills	0	9,087	0	9,087
South Africa Treasury Bills	0	836	0	836
U.S. Treasury Bills	0	3,987	0	3,987

	$9,100	$2,215,628	$29,053	$2,253,781

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$162,652	$0	$0	$162,652

Total Investments	$171,752	$2,215,628	$29,053	$2,416,433

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(9,485)	0	(9,485)
United States
U.S. Government Agencies	0	(171,388)	0	(171,388)

	$0	$(180,873)	$0	$(180,873)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$751	$2,518	$0	$3,269
Over the counter	0	203,919	46	203,965

	$751	$206,437	$46	$207,234

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,762)	(1,284)	0	(3,046)
Over the counter	(120)	(209,070)	0	(209,190)

	$(1,882)	$(210,354)	$0	$(212,236)

Total Financial Derivative Instruments	$(1,131)	$(3,917)	$46	$(5,002)

Totals	$170,621	$2,030,838	$29,099	$2,230,558

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	159

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)	September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$1,638	$0	$0	$0	$6	$0	$0	$1,644	$6
Ireland
Asset-Backed Securities	7,898	4,563	(99)	0	6	701	0	(8,490)	4,579	16
Loan Participations and Assignments	2,806	0	0	1	0	250	0	0	3,057	250
Luxembourg
Loan Participations and Assignments	0	1,316	0	0	0	16	0	0	1,332	16
United Kingdom
Loan Participations and Assignments	306	400	0	0	0	27	0	0	733	27
United States
Corporate Bonds & Notes	0	16,600	0	0	0	0	0	0	16,600	0
Loan Participations and Assignments	1,108	0	0	0	0	0	0	0	1,108	0

	$12,118	$24,517	$(99)	$1	$6	$1,000	$0	$(8,490)	$29,053	$315

Financial Derivative Instruments - Assets
Over the counter	$39	$0	$0	$0	$0	$15	$(8)	$0	$46	$15

Totals	$12,157	$24,517	$(99)	$1	$6	$1,015	$(8)	$(8,490)	$29,099	$330

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending Balance at 09/30/2025			(% Unless Noted Otherwise)
Category and Subcategory		Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$1,644	Recent Transaction	Purchase Price	100.000	—
Ireland
Asset-Backed Securities	4,579	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	3,057	Discounted Cash Flow	Discount Rate	3.832	—
Luxembourg
Loan Participations and Assignments	1,332	Cost	Purhcase Price	100.000	—
United Kingdom
Loan Participations and Assignments	400	Cost	Purchase Price	100.000	—
	333	Discounted Cash Flow	Discount Rate	4.070	—
United States
Corporate Bonds & Notes	16,600	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	1,108	Discounted Cash Flow	Discount Rate	5.990-6.010	6.001

Financial Derivative Instruments - Assets
Over the counter	46	Indicative Market Quotation	Broker Quote	0.939	—

Total	$29,099

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

160	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.2%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$472	$320
1.000% due 07/09/2029		12	9
3.500% due 07/09/2041 þ		100	48

Total Argentina (Cost $397)			377

AUSTRALIA 2.6%

CORPORATE BONDS & NOTES 0.6%

Commonwealth Bank of Australia
4.971% due 01/22/2030		$5,900	6,134

SOVEREIGN ISSUES 2.0%

Australia Government Bonds
1.750% due 06/21/2051	AUD	1,000	353
2.500% due 05/21/2030		1,100	692

New South Wales Treasury Corp.
1.750% due 03/20/2034		5,800	3,046
2.000% due 03/08/2033		1,000	557
2.500% due 11/22/2032		8,400	4,916

Queensland Treasury Corp.
1.750% due 07/20/2034		2,000	1,034
2.000% due 08/22/2033		6,100	3,334

Treasury Corp. of Victoria
2.000% due 09/17/2035		4,700	2,384
2.250% due 09/15/2033		6,700	3,724
4.250% due 12/20/2032		1,500	978

			21,018

Total Australia (Cost $26,439)			27,152

BERMUDA 0.3%

ASSET-BACKED SECURITIES 0.1%

Trinitas CLO XX Ltd.
5.365% due 07/20/2035 •		$1,300	1,301

CORPORATE BONDS & NOTES 0.2%

Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030		2,300	2,318

Total Bermuda (Cost $3,585)			3,619

BRAZIL 1.2%

SOVEREIGN ISSUES 1.2%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	70,900	12,444

Total Brazil (Cost $12,274)			12,444

BULGARIA 0.3%

SOVEREIGN ISSUES 0.3%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	1,300	1,498
4.125% due 07/18/2045		1,400	1,590

Total Bulgaria (Cost $3,091)			3,088

CANADA 3.9%

CORPORATE BONDS & NOTES 1.1%

Bank of Nova Scotia
0.010% due 09/14/2029	EUR	1,900	2,017

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$4,500	4,662

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	900	1,054

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Canada
4.498% due 08/06/2029 •		$2,100	$2,117
4.696% due 08/06/2031 •		2,300	2,331

			12,181

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	607	425
2.867% due 02/12/2055 ~		2,400	1,636

			2,061

SOVEREIGN ISSUES 2.6%

Canada Government Bonds
2.750% due 03/01/2030		100	72

Canada Government Real Return Bonds
1.500% due 12/01/2044 (e)		1,569	1,108

Export Development Canada
7.130% due 03/11/2029	INR	123,600	1,407

Province of British Columbia
4.150% due 06/18/2034	CAD	4,300	3,226

Province of Ontario
3.650% due 06/02/2033		13,500	9,889

Province of Quebec
3.600% due 09/01/2033		10,500	7,648
4.450% due 09/01/2034		2,000	1,532

PSP Capital, Inc.
4.500% due 09/05/2031	AUD	3,500	2,320

			27,202

Total Canada (Cost $41,030)			41,444

CAYMAN ISLANDS 3.0%

ASSET-BACKED SECURITIES 2.5%

Arbor Realty Commercial Real Estate Notes Ltd.
5.822% due 01/15/2037 •		$1,880	1,884

KKR CLO 41 Ltd.
5.648% due 04/15/2035 •		2,100	2,108

KKR CLO 9 Ltd.
5.529% due 07/15/2030 •		178	178

LoanCore Issuer Ltd.
5.931% due 01/17/2037 •		2,309	2,315

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(b)		2,600	2,600

Romark Credit Funding Ltd.
5.423% due 07/29/2043		1,800	1,805

Starwood Ltd.
5.450% due 04/18/2038 •		1,657	1,662
5.722% due 11/15/2038 •		1,914	1,909

Symphony CLO XXIX Ltd.
5.433% due 10/15/2035 •		2,300	2,309

TCI-Symphony CLO Ltd.
5.602% due 10/13/2032 •		1,932	1,935

Trinitas CLO XVII Ltd.
5.310% due 10/20/2034 •		3,100	3,100

TRTX Issuer Ltd.
5.793% due 02/15/2039 •		3,177	3,186

Venture 36 CLO Ltd.
5.717% due 04/20/2032 •		1,740	1,744

Voya CLO Ltd.
5.491% due 04/17/2030 •		70	70

			26,805

CORPORATE BONDS & NOTES 0.4%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		503	484
4.950% due 10/15/2032		1,300	1,285

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,174

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sands China Ltd.
5.400% due 08/08/2028		$1,500	$1,535

			4,478

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		800	825

Total Cayman Islands (Cost $32,017)			32,108

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bonds
4.850% due 01/22/2029		$800	820

Total Chile (Cost $799)			820

CHINA 4.8%

SOVEREIGN ISSUES 4.8%

China Government Bonds
1.650% due 05/15/2035	CNY	158,200	21,880
1.920% due 01/15/2055		70,800	9,271
2.040% due 11/25/2034		84,700	12,108
3.530% due 10/18/2051		47,500	8,375

Total China (Cost $51,599)			51,634

DENMARK 0.4%

CORPORATE BONDS & NOTES 0.4%

Danske Bank AS
4.613% due 10/02/2030 •		$2,400	2,414

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	36	4

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,246	289

Nykredit Realkredit AS
1.500% due 10/01/2053		5,231	670

Realkredit Danmark AS
1.500% due 10/01/2053		4,039	518

Total Denmark (Cost $4,165)			3,895

FRANCE 2.8%

CORPORATE BONDS & NOTES 0.3%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$900	911

BPCE SA
5.716% due 01/18/2030 •		2,400	2,483

			3,394

SOVEREIGN ISSUES 2.5%

French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	4,200	4,760
2.750% due 10/25/2027		4,200	4,988
2.750% due 02/25/2030		13,900	16,390

			26,138

Total France (Cost $26,723)			29,532

GERMANY 0.2%

CORPORATE BONDS & NOTES 0.2%

Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	600	666
2.129% due 11/24/2026 •		$1,900	1,893

Total Germany (Cost $2,475)			2,559

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	161

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%

Hungary Government International Bonds
6.000% due 09/26/2035		$400	$419

Total Hungary (Cost $394)			419

IRELAND 3.2%

ASSET-BACKED SECURITIES 3.2%

Accunia European CLO I DAC
2.976% due 07/15/2030 •	EUR	184	217

Arcano Euro CLO II DAC
0.000% due 07/25/2039 •		2,900	3,415

ARES European CLO XIV DAC
3.054% due 10/21/2034 •		2,006	2,357

BlackRock European CLO III DAC
2.904% due 07/19/2035 •		1,300	1,524

Cairn CLO X DAC
3.059% due 10/15/2031 •		874	1,027

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •		769	903

CVC Cordatus Opportunity Loan Fund-R DAC
2.876% due 08/15/2033 •		1,107	1,300

Dryden 27 R Euro CLO DAC
2.686% due 04/15/2033 •		1,218	1,427

Dryden Euro CLO
3.342% due 10/18/2039 •		3,400	4,005

Grosvenor Place CLO DAC
3.266% due 01/15/2039 •		1,800	2,119

Harvest CLO XVI DAC
2.666% due 10/15/2031 •		651	765

Jubilee CLO DAC
2.676% due 04/15/2031 •		1,231	1,446

OCP Euro CLO DAC
3.300% due 10/20/2039 •		4,000	4,711

Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(b)		1,600	1,878
3.170% due 10/15/2034 •		1,400	1,643

Sculptor European CLO VI DAC
3.076% due 10/15/2034 •		1,900	2,234

Tikehau CLO V DAC
3.253% due 10/15/2038 •		2,600	3,049

Total Ireland (Cost $33,073)			34,020

ISRAEL 0.7%

SOVEREIGN ISSUES 0.7%

Israel Government International Bonds
4.500% due 01/17/2033		$600	586
5.375% due 03/12/2029		1,300	1,338
5.375% due 02/19/2030		2,400	2,479
5.500% due 03/12/2034		1,300	1,337
5.625% due 02/19/2035		300	311
5.750% due 03/12/2054 (g)		1,300	1,232

Total Israel (Cost $7,108)			7,283

ITALY 2.9%

CORPORATE BONDS & NOTES 0.3%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	2,086

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$1,000	1,181

			3,267

SOVEREIGN ISSUES 2.6%

Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030 (b)		2,500	2,515
5.750% due 05/05/2026		1,400	1,412

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Italy Buoni Poliennali Del Tesoro
2.100% due 08/26/2027	EUR	16,000	$18,740
2.700% due 10/15/2027		3,800	4,502

			27,169

Total Italy (Cost $30,337)			30,436

JAPAN 5.7%

CORPORATE BONDS & NOTES 0.7%

Mitsubishi UFJ Financial Group, Inc.
5.159% due 04/24/2031 •		$1,600	1,649

Nomura Holdings, Inc.
2.329% due 01/22/2027		1,000	976

NTT Finance Corp.
5.171% due 07/16/2032		2,200	2,254

Sumitomo Mitsui Financial Group, Inc.
5.246% due 07/08/2036 •		2,300	2,358

			7,237

SOVEREIGN ISSUES 5.0%

Development Bank of Japan, Inc.
4.000% due 08/28/2027		1,800	1,804

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (e)	JPY	1,499,993	10,315

Japan Government Five Year Bonds
0.400% due 06/20/2029		320,000	2,108

Japan Government Forty Year Bonds
2.200% due 03/20/2064		588,000	3,049

Japan Government Thirty Year Bonds
0.500% due 09/20/2046		74,000	328
0.500% due 03/20/2049		1,186,000	4,854
0.700% due 12/20/2048		1,189,000	5,180
0.700% due 12/20/2050		250,000	1,019
0.700% due 03/20/2051		250,000	1,010
0.700% due 06/20/2051		200,000	801
1.000% due 03/20/2052		500,000	2,146
1.800% due 03/20/2054		18,000	93
2.200% due 06/20/2054		346,000	1,956
2.300% due 12/20/2054		982,000	5,665
2.800% due 06/20/2055		70,000	449

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		850,000	4,461
2.000% due 12/20/2044		470,000	2,913
2.400% due 03/20/2045		738,000	4,861
2.500% due 06/20/2045		90,000	600

			53,612

Total Japan (Cost $79,495)			60,849

JERSEY, CHANNEL ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		$1,900	1,907

Total Jersey, Channel Islands (Cost $1,900)			1,907

KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Bonds
4.016% due 10/09/2028 (b)		$2,600	2,600
4.136% due 10/09/2030 (b)		1,300	1,300
4.652% due 10/09/2035 (b)		1,900	1,900

Total Kuwait (Cost $5,800)			5,800

LUXEMBOURG 0.5%

SOVEREIGN ISSUES 0.5%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,300	5,384

Total Luxembourg (Cost $5,287)			5,384

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MALAYSIA 1.3%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$800	$553
4.550% due 04/21/2050		400	355
4.800% due 04/21/2060		400	364

			1,272

SOVEREIGN ISSUES 1.2%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	3,700	851
3.519% due 04/20/2028		47,830	11,438
4.762% due 04/07/2037		1,700	449

			12,738

Total Malaysia (Cost $13,032)			14,010

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bonds
5.000% due 04/27/2051		$600	494

Total Mexico (Cost $559)			494

NETHERLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		$2,500	2,590

ING Groep NV
5.525% due 03/25/2036 •		800	830

Total Netherlands (Cost $3,300)			3,420

NEW ZEALAND 0.4%

CORPORATE BONDS & NOTES 0.3%

Bank of New Zealand
3.708% due 12/20/2028	EUR	3,000	3,645

SOVEREIGN ISSUES 0.1%

New Zealand Government Bonds
1.500% due 05/15/2031	NZD	1,000	519

Total New Zealand (Cost $4,055)			4,164

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	1,419

Total Norway (Cost $1,602)			1,419

PERU 1.0%

CORPORATE BONDS & NOTES 0.1%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,800	869

SOVEREIGN ISSUES 0.9%

Peru Government International Bonds
2.780% due 12/01/2060		$1,000	561
5.400% due 08/12/2034	PEN	5,700	1,590
6.150% due 08/12/2032		6,800	2,076
6.900% due 08/12/2037		6,600	1,989
6.950% due 08/12/2031		8,961	2,859

			9,075

Total Peru (Cost $9,575)			9,944

162	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Poland Government International Bonds
4.625% due 03/18/2029		$1,600	$1,632
4.875% due 02/12/2030		500	515
5.375% due 02/12/2035		1,300	1,352

Total Poland (Cost $3,404)			3,499

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$600	541

Total Qatar (Cost $596)			541

REPUBLIC OF KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Korea Gas Corp.
3.500% due 10/21/2029		$2,000	1,936

Total Republic of Korea (Cost $1,932)			1,936

ROMANIA 0.8%

SOVEREIGN ISSUES 0.8%

Romania Government International Bonds
2.000% due 01/28/2032	EUR	600	585
2.000% due 04/14/2033		100	92
2.124% due 07/16/2031		200	201
2.625% due 12/02/2040		800	602
2.750% due 04/14/2041		500	378
2.875% due 04/13/2042		1,200	906
3.750% due 02/07/2034		1,200	1,230
5.000% due 09/27/2026		100	120
5.125% due 09/24/2031		1,800	2,111
5.250% due 03/10/2030		600	726
5.250% due 05/30/2032		700	821
5.625% due 05/30/2037		700	787
6.250% due 09/10/2034		200	242

Total Romania (Cost $9,713)			8,801

SAUDI ARABIA 1.7%

CORPORATE BONDS & NOTES 0.2%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$800	724
6.375% due 06/02/2055		800	853

			1,577

SOVEREIGN ISSUES 1.5%

Saudi Government International Bonds
3.375% due 03/05/2032	EUR	1,200	1,423
3.750% due 03/05/2037		300	349
4.750% due 01/18/2028		$2,700	2,740
4.750% due 01/16/2030		6,600	6,747
4.875% due 07/18/2033		400	406
5.000% due 01/16/2034		1,200	1,231
5.125% due 01/13/2028		1,700	1,737
5.375% due 01/13/2031		1,000	1,052

			15,685

Total Saudi Arabia (Cost $16,636)			17,262

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia International Bonds
1.000% due 09/23/2028	EUR	1,100	1,203
2.050% due 09/23/2036		900	826

Total Serbia (Cost $2,316)			2,029

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.4%

SOVEREIGN ISSUES 0.4%

Singapore Government Bonds
3.250% due 06/01/2054	SGD	4,277	$4,172

Total Singapore (Cost $3,146)			4,172

SOUTH AFRICA 1.5%

SOVEREIGN ISSUES 1.5%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	12,800	588
8.000% due 01/31/2030		38,000	2,208
8.750% due 02/28/2048		13,600	681
8.875% due 02/28/2035		217,000	12,345

Total South Africa (Cost $15,361)			15,822

SOUTH KOREA 1.5%

SOVEREIGN ISSUES 1.5%

Korea National Oil Corp.
4.250% due 09/30/2029		$2,000	2,008

Korea Treasury Bonds
1.375% due 06/10/2030	KRW	77,760	52
2.375% due 12/10/2028		227,450	161
2.625% due 06/10/2028		18,630,300	13,292

Total South Korea (Cost $16,548)			15,513

SPAIN 3.9%

CORPORATE BONDS & NOTES 0.1%

CaixaBank SA
6.684% due 09/13/2027 •		$1,200	1,226

SOVEREIGN ISSUES 3.8%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	604

Spain Government Bonds
0.000% due 01/31/2028 (d)		5,500	6,144
2.400% due 05/31/2028		3,800	4,479
2.700% due 01/31/2030		3,000	3,550
3.150% due 04/30/2035		10,392	12,150
3.200% due 10/31/2035		4,400	5,142
3.450% due 10/31/2034		7,270	8,739

			40,808

Total Spain (Cost $40,255)			42,034

SUPRANATIONAL 0.7%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	1,170

SOVEREIGN ISSUES 0.6%

European Union
3.750% due 10/12/2045	EUR	5,500	6,392

Total Supranational (Cost $7,728)			7,562

SWITZERLAND 0.7%

CORPORATE BONDS & NOTES 0.7%

UBS Group AG
3.091% due 05/14/2032 •		$1,100	1,018
3.869% due 01/12/2029 •		400	397
5.617% due 09/13/2030 •		1,500	1,567
6.442% due 08/11/2028 •		2,000	2,079
6.537% due 08/12/2033 •		2,400	2,648

Total Switzerland (Cost $7,086)			7,709

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
THAILAND 0.8%

SOVEREIGN ISSUES 0.8%

Thailand Government Bonds
2.410% due 03/17/2035	THB	20,670	$695
2.500% due 11/17/2029		185,290	6,016
3.775% due 06/25/2032		55,960	1,999

Total Thailand (Cost $7,917)			8,710

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$2,400	2,404
4.500% due 05/06/2030		200	203
5.000% due 05/06/2035		400	409

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		600	640

Total United Arab Emirates (Cost $3,575)			3,656

UNITED KINGDOM 5.0%

ASSET-BACKED SECURITIES 0.2%

Together Asset-Backed Securitisation 14 PLC
0.000% due 08/15/2066 ~	GBP	1,900	2,561

CORPORATE BONDS & NOTES 2.5%

HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	1,800	2,289
5.597% due 05/17/2028 •		$500	511
5.887% due 08/14/2027 •		900	912

Nationwide Building Society
2.972% due 02/16/2028 •		700	687

NatWest Group PLC
5.076% due 01/27/2030 •		1,600	1,635
5.778% due 03/01/2035 •		2,900	3,059

NatWest Markets PLC
5.343% (SOFRRATE + 1.190%) due 03/21/2030 ~		2,200	2,223

Santander U.K. Group Holdings PLC
5.223% (SOFRINDX + 1.070%) due 09/22/2029 ~		3,900	3,906
6.534% due 01/10/2029 •		2,350	2,460

Standard Chartered PLC
6.187% due 07/06/2027 •		2,400	2,432
6.296% due 07/06/2034 •		2,400	2,604

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	3,100	3,745

			26,463

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Braccan Mortgage Funding PLC
4.826% due 05/17/2067 •	GBP	2,900	3,921

EuroMASTR PLC
4.305% due 06/15/2040 •		109	145

Eurosail-U.K. PLC
5.055% due 06/13/2045 •		263	354

RMAC Securities No. 1 PLC
4.606% due 06/12/2044 •		$101	99

Tower Bridge Funding PLC
4.777% due 12/20/2066 •	GBP	1,958	2,636

			7,155

SOVEREIGN ISSUES 1.6%

U.K. Gilts
0.625% due 10/22/2050		3,500	1,641
1.250% due 07/31/2051		5,700	3,202
1.500% due 07/31/2053		2,400	1,397
1.750% due 01/22/2049		1,900	1,315
4.250% due 12/07/2040		2,500	3,036
4.375% due 07/31/2054		4,800	5,405

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	163

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 01/31/2056	GBP	1,100	$1,454

			17,450

Total United Kingdom (Cost $62,743)			53,629

UNITED STATES 62.4%

ASSET-BACKED SECURITIES 0.9%

ACE Securities Corp. Home Equity Loan Trust
4.572% due 07/25/2036 •		$2,150	724

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.142% due 07/25/2034 •		23	23

Amortizing Residential Collateral Trust
4.972% due 10/25/2031 •		1	1

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.461% due 02/25/2034 •		98	104

Bear Stearns Asset-Backed Securities Trust
5.072% due 09/25/2046 •		288	278

Citigroup Mortgage Loan Trust, Inc.
4.332% due 07/25/2045 •		503	354
4.342% due 05/25/2037 •		60	41

Countrywide Asset-Backed Certificates
4.952% due 12/25/2036 •		35	29

Credit Suisse First Boston Mortgage Securities Corp.
5.622% due 05/25/2044 •		275	287

Credit-Based Asset Servicing & Securitization LLC
4.392% due 07/25/2037 •		89	60

GSAMP Trust
4.532% due 12/25/2046 •		976	518
4.752% due 09/25/2036 •		1,584	548

Home Equity Asset Trust
4.872% due 11/25/2032 •		1	1

Merrill Lynch Mortgage Investors Trust
4.432% due 09/25/2037 •		102	20
4.512% due 02/25/2037 •		33	9

Morgan Stanley ABS Capital I, Inc. Trust
4.372% due 07/25/2036 •		46	17

Morgan Stanley Home Equity Loan Trust
4.622% due 04/25/2037 •		923	480

Morgan Stanley Mortgage Loan Trust
4.992% due 04/25/2037 •		307	81
6.419% due 09/25/2046 þ		1,275	265

Option One Mortgage Loan Trust
4.492% due 04/25/2037 •		987	705
5.142% due 05/25/2035 •		1,743	1,506

People’s Choice Home Loan Securities Trust
5.622% due 01/25/2035 •		108	106

Popular ABS Mortgage Pass-Through Trust
4.582% due 06/25/2047 •		1,222	1,144

Securitized Asset-Backed Receivables LLC Trust
4.372% due 12/25/2036 •		23	11
4.392% due 12/25/2036 •		26	5
4.532% due 05/25/2037 •		229	178

SMB Private Education Loan Trust
1.290% due 07/15/2053		604	577
5.365% due 07/15/2053 •		186	186
5.822% due 02/16/2055 •		1,474	1,488

Soundview Home Loan Trust
4.392% due 11/25/2036 •		25	7

Terwin Mortgage Trust
5.212% due 11/25/2033 •		37	34

Washington Mutual Asset-Backed Certificates WMABS Trust
3.845% due 10/25/2036 •		35	12

			9,799

CORPORATE BONDS & NOTES 8.0%

American Express Co.
3.433% due 05/20/2032 •	EUR	1,700	2,013

Bank of America Corp.
5.511% due 01/24/2036 •		$3,400	3,556

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Beignet
6.850% due 06/01/2049 «(b)		$10,500	$10,500

Boeing Co.
6.259% due 05/01/2027		700	721

Bristol-Myers Squibb Co.
5.200% due 02/22/2034		900	934

Brown & Brown, Inc.
6.250% due 06/23/2055		700	737

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 03/01/2042		3,200	2,306
3.700% due 04/01/2051		1,200	792
3.850% due 04/01/2061		400	250

Citigroup, Inc.
5.449% due 06/11/2035 •		2,700	2,801

Credit Suisse AG AT1 Claim		700	91

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		400	357

F&G Global Funding
5.522% (SOFRRATE + 1.325%) due 09/08/2028 ~		2,500	2,521

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		300	285
3.375% due 11/13/2025		400	399
4.125% due 08/17/2027		1,300	1,279
4.542% due 08/01/2026		600	600

GA Global Funding Trust
2.250% due 01/06/2027		900	878

Glencore Funding LLC
5.186% due 04/01/2030		800	825
5.371% due 04/04/2029		1,900	1,958

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		1,600	1,611
5.207% due 01/28/2031 •		1,600	1,652
5.218% due 04/23/2031 •		700	724
5.851% due 04/25/2035 •		1,400	1,492
6.484% due 10/24/2029 •		2,100	2,235

HPS Corporate Lending Fund
4.900% due 09/11/2028		1,400	1,393

JPMorgan Chase & Co.
5.336% due 01/23/2035 •		2,800	2,911
6.087% due 10/23/2029 •		2,600	2,744

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		1,700	1,735

Morgan Stanley
3.955% due 03/21/2035 •	EUR	3,100	3,738
4.654% due 10/18/2030 •		$700	708
5.466% due 01/18/2035 •		1,200	1,250
6.407% due 11/01/2029 •		2,100	2,232

Morgan Stanley Private Bank NA
4.466% due 07/06/2028 •		2,300	2,314
4.734% due 07/18/2031 •		2,300	2,335

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		2,700	2,605

Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	96
4.000% due 12/01/2046		200	151
4.200% due 03/01/2029		1,200	1,190
4.250% due 03/15/2046		100	79
4.550% due 07/01/2030		400	397

PacifiCorp
5.300% due 02/15/2031		1,000	1,037

Philip Morris International, Inc.
3.250% due 06/06/2032	EUR	1,400	1,635
5.125% due 02/13/2031		$800	828

PNC Financial Services Group, Inc.
5.575% due 01/29/2036 •		2,000	2,088

Realty Income Corp.
3.375% due 06/20/2031	EUR	1,700	2,001

Wells Fargo & Co.
4.078% due 09/15/2029 •		$2,500	2,493
5.150% due 04/23/2031 •		2,300	2,373
5.198% due 01/23/2030 •		1,900	1,957
5.211% due 12/03/2035 •		1,400	1,431

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.303% due 10/23/2029 •	$1,400	$1,483

		84,721

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Avolon TLB Borrower 1 U.S. LLC
5.885% (TSFR1M + 1.750%) due 06/24/2030 ~	1,533	1,535

MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.158% due 06/01/2026	1,300	1,282

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	441	455

		1,737

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%

Adjustable Rate Mortgage Trust
5.450% due 09/25/2035 ~	28	25

American Home Mortgage Assets Trust
4.652% due 09/25/2046 •	395	377

Angel Oak Mortgage Trust
4.846% due 07/25/2062 þ	2,576	2,571

Banc of America Funding Trust
4.376% due 10/20/2046 ~	363	305
4.971% due 01/20/2047 ~	39	34
5.500% due 09/25/2035	250	243
5.750% due 11/25/2035	107	105
6.000% due 08/25/2036	42	39
6.122% due 11/20/2034 ~	151	149

Banc of America Mortgage Trust
5.119% due 09/25/2035 ~	41	36
5.430% due 07/25/2035 ~	34	28

BCAP LLC Trust
5.135% due 01/26/2047 •	113	112
5.250% due 02/26/2036 ~	497	189

Bear Stearns ALT-A Trust
4.164% due 08/25/2036 ~	775	353
4.167% due 11/25/2036 ~	230	104
4.475% due 11/25/2036 ~	827	421
4.774% due 08/25/2036 ~	36	23
4.850% due 11/25/2035 ~	19	14

Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	19	17
4.005% due 11/25/2034 ~	369	327
4.475% due 02/25/2036 ~	68	62
5.777% due 02/25/2034 ~	3	3
5.862% due 10/25/2033 ~	11	11
6.643% due 05/25/2033 ~	15	14
6.896% due 05/25/2034 ~	42	41

Bear Stearns Structured Products, Inc. Trust
4.972% due 01/26/2036 ~	32	22

Bella Vista Mortgage Trust
4.748% due 05/20/2045 •	8	5

BIG Commercial Mortgage Trust
5.492% due 02/15/2039 •	2,813	2,806

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	867	788

Chase Mortgage Finance Trust
4.933% due 07/25/2037 ~	49	40
6.522% due 02/25/2037 ~	34	34

CHL Mortgage Pass-Through Trust
4.593% due 09/25/2047 ~	185	166
4.852% due 04/25/2035 •	3	3
4.912% due 03/25/2035 •	375	356
4.932% due 02/25/2035 •	65	61
4.952% due 02/25/2035 •	26	24
4.952% due 03/25/2036 •	3	1
5.097% due 11/25/2034 ~	10	10
6.224% due 02/20/2036 •	60	52

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	26	23

164	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	$5,401	$4,485
3.000% due 11/27/2051 ~	3,489	3,032
5.482% due 08/25/2035 ~	25	24
6.000% due 09/25/2035 •	47	47

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.595% due 09/25/2035 ~	377	339

Countrywide Alternative Loan Trust
4.530% due 09/20/2046 •	1,048	935
4.592% due 02/25/2047 •	144	142
4.612% due 05/25/2047 •	138	125
4.622% due 05/25/2037 •	328	100
4.670% due 03/20/2046 •	25	23
4.672% due 06/25/2036 •	187	76
4.672% due 06/25/2037 •	434	400
4.692% due 05/25/2035 •	329	316
4.692% due 07/25/2046 •	382	348
4.792% due 07/25/2046 •	673	491
4.832% due 12/25/2035 •	18	17
5.250% due 06/25/2035	65	48
5.553% due 08/25/2035 •	102	98
5.653% due 11/25/2035 •	139	125
6.193% due 11/25/2035 •	99	92
6.250% due 08/25/2037	296	135
6.500% due 08/25/2032	8	8

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 12/25/2035	107	78

CSMC Trust
2.500% due 07/25/2056 ~	553	461
6.500% due 07/26/2036	585	122

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	183	155

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.372% due 10/25/2036 •	21	18
6.800% due 07/25/2036 þ	144	126

Extended Stay America Trust
5.344% due 07/15/2038 •	3,120	3,123

First Horizon Alternative Mortgage Securities Trust
4.601% due 08/25/2035 ~	191	158

GreenPoint Mortgage Funding Trust
4.632% due 01/25/2037 •	348	321
4.672% due 12/25/2046 •	473	468
4.692% due 04/25/2036 •	157	141
4.812% due 11/25/2045 •	20	19

GreenPoint Mortgage Pass-Through Certificates
7.107% due 10/25/2033 ~	6	6

GreenPoint MTA Trust
4.712% due 06/25/2045 •	53	48

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	671	557
2.500% due 04/25/2052 ~	811	673

GSR Mortgage Loan Trust
4.317% due 05/25/2035 ~	55	41
4.792% due 08/25/2046 •	461	101
5.191% due 09/25/2035 ~	28	27
5.880% due 03/25/2033 •	8	8

HarborView Mortgage Loan Trust
4.628% due 09/19/2037 •	334	290
4.728% due 03/19/2036 •	49	45
4.808% due 02/19/2036 •	200	86
4.815% due 07/19/2035 ~	31	23
4.868% due 11/19/2035 •	143	92
4.948% due 01/19/2035 •	12	12

Impac CMB Trust
4.932% due 03/25/2035 •	7	7
5.052% due 10/25/2034 •	17	17

IndyMac INDA Mortgage Loan Trust
3.199% due 11/25/2035 ~	141	107

IndyMac INDX Mortgage Loan Trust
3.686% due 08/25/2035 ~	90	67
4.580% due 12/25/2034 ~	32	30
4.692% due 05/25/2046 •	464	425
4.752% due 06/25/2037 •	171	160
4.772% due 02/25/2037 •	623	419
4.852% due 11/25/2036 •	147	140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Alternative Loan Trust
4.752% due 10/25/2036 •	$976	$886
5.500% due 11/25/2036 ~	8	3
5.533% due 12/25/2035 ~	866	588

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	5,655	4,897
3.000% due 03/25/2052 ~	5,151	4,473
3.000% due 04/25/2052 ~	4,753	4,140
3.000% due 05/25/2052 ~	7,257	6,297
4.063% due 07/27/2037 ~	259	243
4.572% due 10/25/2035 •	929	646
5.204% due 07/25/2035 ~	36	35
5.244% due 02/25/2036 ~	156	109
5.424% due 10/25/2035 ~	37	36
5.561% due 08/25/2035 ~	2	2
5.945% due 11/25/2033 ~	9	8

Lehman XS Trust
4.912% due 11/25/2046 •	765	589

MASTR Adjustable Rate Mortgages Trust
4.482% due 04/25/2046 •	78	73
4.952% due 05/25/2047 •	1,395	1,164

MASTR Alternative Loan Trust
4.672% due 03/25/2036 •	414	37

Merrill Lynch Mortgage Investors Trust
4.681% due 06/25/2035 ~	48	47
5.275% due 06/25/2037 ~	57	55
6.054% due 02/25/2033 ~	15	14

Merrill Lynch Mortgage-Backed Securities Trust
4.360% due 04/25/2037 ~	11	10

MF1 Trust
5.220% due 12/15/2034 •	3,100	3,100

MFA Trust
1.381% due 04/25/2065 ~	368	360
1.947% due 04/25/2065 ~	141	138
6.105% due 12/25/2068 þ	571	576

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,191	1,151
2.750% due 11/25/2059 ~	1,058	1,019

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~	5	0
4.350% due 10/25/2035 ~	89	80
6.320% due 03/25/2047 þ	159	151
6.638% due 03/25/2047 þ	136	129

OBX Trust
3.000% due 01/25/2052 ~	3,306	2,861
7.159% due 10/25/2063 þ	1,279	1,302

One New York Plaza Trust
5.215% due 01/15/2036 •	3,700	3,643

RALI Trust
4.104% due 08/25/2035 ~	91	32
4.422% due 02/25/2047 •	764	234
4.692% due 04/25/2046 •	58	14
5.139% due 10/25/2037 ~	332	265
6.000% due 06/25/2036	295	242
6.000% due 06/25/2037	178	143

Residential Asset Securitization Trust
6.500% due 08/25/2036	658	183

RFMSI Trust
5.534% due 09/25/2035 ~	128	80

Sequoia Mortgage Trust
4.950% due 07/20/2033 •	34	34
6.741% due 04/20/2035 ~	11	11

Structured Adjustable Rate Mortgage Loan Trust
4.521% due 04/25/2035 ~	312	285
4.712% due 05/25/2037 •	22	20
5.553% due 01/25/2035 •	11	10
5.945% due 10/25/2037 •	129	118
6.100% due 04/25/2034 ~	4	4
6.336% due 02/25/2034 ~	19	18

Structured Asset Mortgage Investments II Trust
4.652% due 07/25/2046 •	369	260
4.692% due 04/25/2036 •	49	44
4.712% due 09/25/2047 •	42	37
4.732% due 05/25/2045 •	104	99
4.748% due 07/19/2035 •	16	16
4.828% due 07/19/2034 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.892% due 12/25/2035 •	$8	$7
5.653% due 08/25/2047 •	621	530

Structured Asset Securities Corp. Mortgage Loan Trust
4.562% due 10/25/2036 •	721	606

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	189	5

Thornburg Mortgage Securities Trust
5.583% due 06/25/2047 •	338	311

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,218	1,115
2.710% due 01/25/2060 ~	831	803
2.900% due 10/25/2059 ~	3,807	3,663
5.272% due 05/25/2058 •	412	422

UWM Mortgage Trust
3.000% due 01/25/2052 ~	550	475

Verus Securitization Trust
6.259% due 12/25/2068 þ	506	512
6.876% due 11/25/2068 ~	938	953

WaMu Mortgage Pass-Through Certificates Trust
3.712% due 04/25/2037 ~	395	358
3.943% due 12/25/2046 •	237	216
3.949% due 12/25/2046 •	113	100
3.965% due 03/25/2036 ~	438	390
4.108% due 02/25/2037 ~	108	93
4.189% due 05/25/2046 •	335	316
4.357% due 12/25/2036 ~	14	13
4.400% due 02/25/2037 ~	157	140
4.832% due 11/25/2045 •	93	88
4.852% due 07/25/2045 •	173	166
4.852% due 10/25/2045 •	25	25
4.892% due 01/25/2045 •	20	20
4.912% due 01/25/2045 •	23	23
4.961% due 03/25/2035 ~	75	75
5.012% due 11/25/2034 •	179	174
5.051% due 12/25/2035 ~	113	106
5.252% due 11/25/2034 •	121	118
5.277% due 08/25/2034 ~	73	72
5.553% due 06/25/2042 •	11	10
5.553% due 08/25/2042 •	10	10
5.653% due 11/25/2046 •	75	67
5.771% due 06/25/2033 ~	11	11
6.187% due 03/25/2034 ~	63	64

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
5.093% due 07/25/2046 •	249	154
5.123% due 05/25/2046 •	632	561
6.000% due 10/25/2035	241	192

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	43	38

		83,985

U.S. GOVERNMENT AGENCIES 39.8%

Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051 - 01/01/2052	4,152	3,511
3.000% due 06/01/2051	69	61
3.500% due 10/01/2039	249	239
5.500% due 06/01/2053 - 08/01/2053	3,294	3,333
6.000% due 06/01/2053 - 09/01/2054	666	690
6.430% due 08/01/2035 •	2	2
6.500% due 12/01/2053 - 04/01/2055	2,783	2,879
6.676% due 11/01/2035 •	14	14
7.020% due 09/01/2035 •	2	2

Federal Home Loan Mortgage Corp. REMICS
1.815% due 01/15/2038 ~(a)	265	14
4.810% due 01/15/2038 •	265	262
4.937% due 12/15/2031 •	6	6
5.087% due 12/15/2037 •	68	68
5.296% due 11/25/2054 •	2,095	2,098
5.336% due 08/25/2055 •	2,745	2,760
5.756% due 03/25/2055 •	3,475	3,503

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.532% due 08/25/2031 •	4	4

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	165

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.353% due 10/25/2044 •	$149	$137

Federal National Mortgage Association
2.500% due 02/01/2051	66	56
3.000% due 10/01/2049 - 03/01/2060	2,994	2,633
3.500% due 10/01/2034 - 01/01/2059	3,218	2,957
4.000% due 01/01/2048 - 06/01/2050	748	714
4.207% due 03/01/2033 •	10	10
4.891% due 12/01/2036 •	2	2
5.420% due 06/01/2043 •	12	12
5.421% due 10/01/2044 •	14	15
5.500% due 07/01/2053 - 09/01/2053	6,722	6,807
6.000% due 10/01/2053 - 08/01/2054	7,564	7,792
6.007% due 12/01/2034 •	3	3
6.123% due 06/01/2035 •	1	1
6.290% due 09/01/2035 •	3	3
6.500% due 11/01/2053 - 04/01/2055	8,110	8,390
6.526% due 11/01/2034 •	88	91

Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044	25	25

Federal National Mortgage Association REMICS
4.523% due 07/25/2037 •	59	58
4.871% due 06/25/2029 - 06/25/2036 •	21	20
5.256% due 03/25/2055 •	2,986	2,991
5.516% due 03/25/2055 •	1,850	1,858
6.000% due 04/25/2043	37	37

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	125	130

Federal National Mortgage Association Trust
6.500% due 06/25/2044	2	2

Government National Mortgage Association
3.000% due 05/20/2051 - 12/20/2052	3,810	3,405
3.500% due 10/20/2052 - 06/20/2055	66,208	60,463
4.750% due 10/20/2029 •	1	1

Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	15	14
5.389% due 12/20/2073 •	1,148	1,155
6.000% due 08/20/2034	837	846

Government National Mortgage Association, TBA
2.500% due 11/01/2055	3,500	3,014
3.000% due 11/01/2055	18,385	16,415
6.500% due 11/01/2055	18,600	19,104

Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2055	124,000	122,907

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 11/01/2055	$42,194	$43,100
6.500% due 11/01/2055	96,800	100,103

		424,717

U.S. TREASURY OBLIGATIONS 5.5%

U.S. Treasury Bonds
1.875% due 02/15/2041 (k)	100	70
2.250% due 08/15/2049 (k)	2,100	1,341
2.375% due 11/15/2049 (k)	175	115
3.000% due 02/15/2048 (k)	1,600	1,209
3.000% due 08/15/2048 (k)	175	132
3.000% due 02/15/2049 (k)	250	187
3.375% due 11/15/2048 (k)	3,900	3,134
4.125% due 08/15/2044	3,375	3,134
4.500% due 11/15/2054	14,800	14,254
4.625% due 02/15/2055	8,700	8,554
4.750% due 05/15/2055	600	602

U.S. Treasury Inflation Protected Securities (e)
2.500% due 01/15/2029 (i)	3,009	3,145
3.875% due 04/15/2029 (i)	2,358	2,579
0.125% due 07/15/2031 (i)	3,254	3,040
0.125% due 01/15/2032 (i)	816	751
0.500% due 01/15/2028 (i)	9,691	9,581
0.625% due 07/15/2032 (i)	556	526
1.125% due 01/15/2033 (i)	4,338	4,206

U.S. Treasury Notes
3.500% due 02/15/2033 (i)(k)	1,400	1,359
4.375% due 05/15/2034 (k)	600	614

		58,533

Total United States (Cost $675,684)		665,027

SHORT-TERM INSTRUMENTS 1.3%

COMMERCIAL PAPER 0.9%

AMETEK, Inc.
4.570% due 11/20/2025	$1,700	1,690

Canadian Natural Resources Ltd.
4.450% due 10/22/2025	1,100	1,097

Glencore Funding LLC
4.360% due 10/16/2025	250	250

HCA, Inc.
4.600% due 10/24/2025	2,900	2,891
4.650% due 10/17/2025	1,650	1,646
4.650% due 10/20/2025	250	249

Keurig Dr. Pepper, Inc.
4.450% due 10/15/2025	450	449

Oracle Corp.
4.330% due 11/19/2025	850	845

		9,117

		SHARES	MARKET VALUE (000S)
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)		686,620	$687

		PRINCIPAL AMOUNT (000S)
NIGERIA TREASURY BILLS 0.2%
31.495% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	4,264,050	2,527

U.S. TREASURY BILLS 0.1%
4.233% due 10/16/2025 - 01/27/2026 (c)(d)(k)		$924	920

Total Short-Term Instruments (Cost $13,032)			13,251

Total Investments in Securities (Cost $1,287,783)			1,259,374

		SHARES
INVESTMENTS IN AFFILIATES 9.9%

SHORT-TERM INSTRUMENTS 9.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%

PIMCO Short-Term Floating NAV Portfolio III		10,873,151	105,894

Total Short-Term Instruments (Cost $105,867)			105,894

Total Investments in Affiliates (Cost $105,867)			105,894

Total Investments 128.1% (Cost $1,393,650)			$1,365,268

Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $1,772)			104

Other Assets and Liabilities, net (28.1)%			(299,470)

Net Assets 100.0%			$1,065,902

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Coupon represents a 7-Day Yield.

166	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
MBC	3.750%	09/19/2025	TBD	(2)	$(257)	$(257)

Total Reverse Repurchase Agreements						$(257)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (12.8)%
U.S. Government Agencies (12.8)%
Government National Mortgage Association, TBA	3.500%	10/01/2055	$39,800	$(36,563)	$(36,295)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2040	21,000	(19,455)	(19,306)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2055	61,950	(49,928)	(49,949)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	8,400	(6,944)	(7,078)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2055	7,300	(6,486)	(6,413)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	6,100	(5,593)	(5,572)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055	20	(19)	(19)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2055	1,040	(985)	(1,009)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	10,580	(10,675)	(10,661)

Total Short Sales (12.8)%				$(136,648)	$(136,302)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
MBC	$0	$(257)	$0	$(257)	$284	$27

Total Borrowings and Other Financing Transactions	$0	$(257)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(257)	$(257)

Total Borrowings	$0	$0	$0	$(257)	$(257)

Payable for reverse repurchase agreements					$(257)

(g)	Securities with an aggregate market value of $284 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(3,853) at a weighted average interest rate of 4.407%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	167

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	48	$48	$(8)	$(10)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	48	48	(12)	(10)
Put - EUREX Euro-Bund October 2025 Futures	127.500	10/24/2025	9	9	(4)	(2)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	9	9	(2)	(2)

Total Written Options					$(26)	$(24)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	12/2025	26	$1,838	$(9)	$2	$(1)
Canada Government 5-Year Bond December Futures	12/2025	144	11,932	2	29	0
Canada Government 10-Year Bond December Futures	12/2025	242	21,294	447	96	0
Euro-BTP Future December Futures	12/2025	559	78,650	703	249	0
Euro-Buxl 30-Year Bond December Futures	12/2025	16	2,150	8	20	(4)
Euro-Schatz December Futures	12/2025	37	4,647	(1)	1	0
Long Guilt December Futures	12/2025	197	24,068	(81)	103	(13)
U.S. Treasury 5-Year Note December Futures	12/2025	503	54,925	139	20	0
U.S. Treasury 10-Year Note December Futures	12/2025	78	8,775	(38)	0	(1)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	225	25,893	(99)	0	(14)

				$1,071	$520	$(33)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	594	$(44,553)	$377	$0	$(306)
Euro-Bobl December Futures	12/2025	277	(38,313)	36	0	(52)
Euro-Bund December Futures	12/2025	198	(29,888)	(127)	7	(79)
Euro-Oat December Futures	12/2025	149	(21,228)	9	0	(51)
Japan Government 10-Year Bond December Futures	12/2025	59	(54,175)	514	44	(44)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	81	(9,725)	20	46	0

				$829	$97	$(532)

Total Futures Contracts				$1,900	$617	$(565)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	3,100	$18	$(11)	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$14,400	$(76)	$(102)	$(178)	$0	$(3)
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035	61,600	(164)	(433)	(597)	0	(7)
CDX.IG-45 10-Year Index	(1.000)	Quarterly	12/20/2035	9,400	(72)	1	(71)	0	(2)

					$(312)	$(534)	$(846)	$0	$(12)

168	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	200	$5	$0	$5	$0	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		33,300	746	19	765	4	0

						$751	$19	$770	$4	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	23,700	$(121)	$(391)	$(512)	$5	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		18,100	118	9	127	0	(5)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		41,000	184	112	296	24	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		32,300	(28)	(144)	(172)	19	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		1,500	(8)	(1)	(9)	2	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		52,500	89	(420)	(331)	85	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		5,000	63	44	107	0	(17)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		500	22	(7)	15	0	(4)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		2,100	32	38	70	0	(17)
Receive(7)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	117,730	0	2	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	4,080,000	6	(15)	(9)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		700,000	(2)	(16)	(18)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		420,000	(21)	(26)	(47)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		230,000	5	(16)	(11)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,260,000	(374)	(204)	(578)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		409,300	(122)	(87)	(209)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		2,160,000	(53)	(162)	(215)	0	(18)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		3,557,300	(64)	(818)	(882)	0	(43)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,620,000	(173)	(252)	(425)	0	(21)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		480,000	28	(90)	(62)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		5,629,600	(290)	(590)	(880)	0	(75)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		170,000	(1)	(3)	(4)	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	716	531	1,247	14	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		1,170,000	(552)	(804)	(1,356)	0	(17)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		332,600	32	(248)	(216)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		430,000	(114)	(20)	(134)	0	(6)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		140,000	4	(1)	3	0	(5)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	09/17/2030	SGD	55,500	(203)	231	28	0	(102)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/17/2035		7,160	5	(113)	(108)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$121,439	(492)	607	115	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		8,000	0	(9)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		10,200	0	(18)	(18)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		40,500	872	(82)	790	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,000	(1)	(21)	(22)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		36,740	721	(185)	536	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		15,800	52	50	102	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		5,100	24	9	33	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		1,500	(6)	(1)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,100	(11)	0	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		800	0	(8)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		7,000	0	(91)	(91)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		5,600	0	(75)	(75)	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		40,142	(59)	106	47	0	(20)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		38,405	(233)	240	7	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		1,100	22	(4)	18	10	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		12,800	(210)	(15)	(225)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		4,900	76	(17)	59	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		6,722	(7)	(102)	(109)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		5,300	(105)	5	(100)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		1,700	0	(28)	(28)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		1,000	0	(18)	(18)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		1,800	0	(33)	(33)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		18,060	465	(652)	(187)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		3,800	(13)	(67)	(80)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		1,400	(5)	7	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		1,000	(4)	10	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,200	(8)	17	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		2,050	(8)	9	1	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	169

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.611%	Annual	08/28/2034		$350	$(1)	$1	$0	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		27,760	1,866	(851)	1,015	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		900	(3)	(20)	(23)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,800	(5)	(34)	(39)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		900	(3)	(13)	(16)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		8,050	(143)	92	(51)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		2,000	100	(29)	71	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		14,500	(283)	168	(115)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		17,520	(102)	(36)	(138)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,600	1,128	217	1,345	8	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		5,692	(143)	(6)	(149)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		5,100	675	(22)	653	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		1,600	0	6	6	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		700	0	0	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		1,500	0	(2)	(2)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		800	0	(2)	(2)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		5,000	0	(40)	(40)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		3,090	0	(90)	(90)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		810	0	(26)	(26)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		2,300	0	77	77	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		300	0	10	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		1,800	0	48	48	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		1,000	0	26	26	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		1,200	0	18	18	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		1,400	0	45	45	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		3,210	399	5	404	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		1,380	5	(3)	2	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		922	(16)	(5)	(21)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		1,666	(1)	(5)	(6)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		7,700	711	(126)	585	22	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		624	(7)	(1)	(8)	2	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,800	(125)	8	(117)	0	(12)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(111)	141	30	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	(152)	191	39	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	(102)	137	35	0	0
Pay(7)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	528,400	(166)	(299)	(465)	70	0
Pay(7)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/18/2031		63,000	(80)	6	(74)	6	0
Pay(7)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	21,620,020	153	(227)	(74)	14	0
Pay	3-Month NZD-BBR	0.000	Semi-Annual	06/19/2029	NZD	5,000	39	185	224	4	0
Receive	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		5,000	(188)	(36)	(224)	0	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	32,500	(1)	69	68	4	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(397)	234	(163)	3	0
Pay(7)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		72,600	(407)	(500)	(907)	102	0
Pay(7)	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		3,300	(3)	(14)	(17)	5	0
Pay	6-Month AUD-BBR-BBSW	0.000	Semi-Annual	06/21/2033		1,900	(32)	25	(7)	5	(5)
Receive	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		1,900	14	(7)	7	0	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		7,900	16	0	16	26	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		13,700	62	147	209	45	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		1,800	10	18	28	6	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		16,900	81	(74)	7	59	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		15,200	255	(40)	215	54	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		4,100	(13)	0	(13)	15	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	(112)	28	(84)	0	0
Pay(7)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	86,700	(279)	(133)	(412)	37	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		2,550	97	67	164	2	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		4,700	(7)	114	107	5	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		700	(1)	18	17	1	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,550	0	(24)	(24)	2	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		6,900	0	(62)	(62)	7	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		11,400	(2)	(66)	(68)	12	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		9,900	11	137	148	12	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		129,980	450	(58)	392	212	(1)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		18,240	(324)	68	(256)	0	(37)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		61,180	(1)	86	85	183	(3)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		9,740	(532)	(84)	(616)	36	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	(65)	(37)	(102)	5	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		1,800	(128)	(813)	(941)	8	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	481	98	579	0	(4)
Receive(7)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		15,800	327	817	1,144	0	(38)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		9,330	114	57	171	66	(1)

170	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CAONREPO	3.500%	Annual	06/19/2026	CAD	10,600	$(5)	$82	$77	$1	$0
Pay	CAONREPO	3.898	Annual	06/19/2026		24,700	(1)	250	249	2	0
Pay	CAONREPO	3.925	Annual	06/19/2026		19,700	(2)	205	203	1	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		9,600	(608)	435	(173)	10	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		6,400	(551)	330	(221)	8	0
Pay	CAONREPO	2.750	Semi-Annual	09/17/2030		2,800	(3)	25	22	4	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		4,400	68	(185)	(117)	0	(9)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		800	3	(15)	(12)	0	(2)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		5,500	(5)	(126)	(131)	0	(11)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		12,400	97	(471)	(374)	0	(26)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,800	(4)	(130)	(134)	0	(8)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	(16)	(16)	0	(5)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		3,500	43	(181)	(138)	0	(8)
Pay(7)	CAONREPO	3.000	Semi-Annual	03/18/2036		3,000	(42)	55	13	9	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		2,400	(225)	89	(136)	12	0
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049		2,600	(299)	93	(206)	13	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,000	16	(9)	7	5	0

							$1,787	$(3,812)	$(2,025)	$1,380	$(654)

Total Swap Agreements							$2,244	$(4,338)	$(2,094)	$1,384	$(666)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$617	$1,400	$2,017	$(24)	$(565)	$(689)	$(1,278)

(i)

Securities with an aggregate market value of $19,479 and cash of $7,567 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $1 and liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $16 and liability of $(23) for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	171

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	7,651		$4,950	$0	$(113)
	10/2025	CAD	18,925		13,604	4	0
	10/2025	NZD	1,327		777	8	0
	10/2025		$256,535	EUR	219,947	1,694	0
	11/2025		13,604	CAD	18,896	0	(4)
	11/2025		778	NZD	1,327	0	(8)

BOA	10/2025	CNH	8,012		$1,126	2	0
	10/2025	JPY	268,694		1,796	1	(22)
	10/2025	NZD	933		537	0	(4)
	10/2025		$1,425	CNH	10,146	0	(1)
	10/2025		361	ILS	1,213	5	0
	10/2025		710	INR	62,830	0	(4)
	10/2025		582	KRW	805,789	0	(8)
	10/2025		176	PLN	634	0	(2)
	10/2025		1,306	RON	5,640	0	(5)
	11/2025		1,203	EUR	1,022	0	0
	11/2025		189	ILS	632	2	0
	11/2025		1,683	JPY	251,252	22	0
	11/2025		538	NZD	932	4	0
	11/2025	ZAR	125,558		$7,201	0	(44)
	12/2025		$521	MXN	9,901	16	0
	12/2025		56	TRY	2,489	0	0
	03/2026	CZK	2,176	EUR	89	0	0
	03/2026	EUR	253	CZK	6,205	1	0

BPS	10/2025	BRL	16,466		$2,799	0	(295)
	10/2025	EUR	689	RON	3,509	0	0
	10/2025		4,493		$5,305	30	0
	10/2025	IDR	67,255,071		4,047	27	(11)
	10/2025	INR	66,047		750	7	0
	10/2025	JPY	292,098		1,966	0	(9)
	10/2025	NZD	919		538	6	0
	10/2025	TWD	118,723		3,952	56	(5)
	10/2025		$3,010	BRL	16,466	84	0
	10/2025		14,251	CNH	101,497	0	(6)
	10/2025		730	CNY	5,194	2	0
	10/2025		2,125	EUR	1,808	0	(3)
	10/2025		6,615	IDR	109,242,238	0	(67)
	10/2025		4,407	KRW	6,096,425	0	(63)
	10/2025		3,086	PLN	11,233	5	(1)
	10/2025		1,224	RON	5,313	1	0
	10/2025		514	TWD	15,554	0	(3)
	11/2025	IDR	8,355,684		$500	0	(1)
	11/2025	INR	50,735		570	0	0
	11/2025	KRW	434,563		310	0	0
	11/2025		$75	BRL	400	0	0
	11/2025		2,451	CNY	17,348	0	(5)
	11/2025		570	ILS	1,917	8	0
	11/2025		1,966	JPY	291,083	9	0
	11/2025		539	NZD	919	0	(6)
	12/2025	CNH	2,326		$328	0	0
	12/2025	TWD	14,018		467	4	0
	12/2025		$328	CNY	2,322	0	0
	12/2025		1,155	HUF	383,572	0	(6)
	12/2025		2,012	IDR	33,843,880	13	0
	12/2025		116	MXN	2,159	0	0
	03/2026	CZK	4,024	EUR	164	0	(1)
	04/2026	BRL	10,400		$1,821	0	(50)
	05/2026		$328	KWD	100	1	0
	06/2026		208		63	1	0
	07/2026		145		44	1	0
	06/2027		144		44	0	0
	05/2029	KWD	511		$1,756	65	0
	07/2029		65		222	8	0
	05/2030		344		1,185	41	0

BRC	10/2025	CHF	10,042		12,581	0	(34)
	10/2025	GBP	13,812		18,653	78	0

172	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	IDR	308,719		$19	$0	$0
	10/2025	MYR	4,057		961	0	(4)
	10/2025	NOK	121		12	0	0
	10/2025	TRY	11,425		275	0	0
	10/2025	TWD	15,434		504	0	(3)
	10/2025		$5,630	CAD	7,751	1	(61)
	10/2025		13,726	CHF	11,007	101	0
	10/2025		1,100	EUR	937	0	0
	10/2025		268	MXN	5,021	5	0
	10/2025		1,785	PLN	6,528	10	0
	10/2025		5,150	TRY	220,608	100	0
	11/2025		12,581	CHF	10,003	34	0
	11/2025		18,656	GBP	13,811	0	(78)
	11/2025		12	NOK	121	0	0
	11/2025		5,002	TRY	218,243	41	0
	11/2025	ZAR	3,892		$221	0	(4)
	12/2025	MYR	10,785		2,572	3	0
	12/2025		$1,673	MYR	7,015	0	(2)
	12/2025		1,502	TRY	66,530	16	0
	01/2026	EUR	1,091	RON	5,608	0	(2)

BSH	10/2025	BRL	18,500		$3,478	2	0
	10/2025	NZD	273		158	0	0
	10/2025		$3,402	BRL	18,500	74	0
	11/2025		159	NZD	273	0	0
	12/2025	PEN	7,921		$2,182	0	(95)
	12/2025		$1,508	PEN	5,369	36	0
	02/2026	PEN	4,416		$1,263	0	(4)
	03/2026		7,949		2,276	0	(4)
	04/2026	BRL	19,700		3,468	0	(75)

CBK	10/2025	AUD	646		422	0	(6)
	10/2025	CNH	12,620		1,775	5	0
	10/2025	CNY	12,591		1,771	2	0
	10/2025	EUR	2,946		3,449	0	(10)
	10/2025	GBP	1,774		2,383	0	(2)
	10/2025	IDR	50,725,223		3,048	17	(9)
	10/2025	INR	87,372		984	1	0
	10/2025	NOK	9,678		970	0	0
	10/2025	PEN	7,306		2,091	0	(13)
	10/2025	SGD	18,798		14,682	110	0
	10/2025	THB	26,862		832	2	0
	10/2025	TWD	186,363		6,263	140	0
	10/2025		$1,186	AUD	1,818	17	0
	10/2025		16	CAD	22	0	0
	10/2025		1,398	CNH	9,930	0	(4)
	10/2025		4,750	CNY	33,738	4	(6)
	10/2025		1,046	DKK	6,699	7	0
	10/2025		8,739	EUR	7,486	50	0
	10/2025		1,128	GBP	836	0	(4)
	10/2025		1,670	IDR	27,472,387	0	(24)
	10/2025		3,121	INR	274,187	0	(37)
	10/2025		3,944	JPY	583,400	1	0
	10/2025		76	NOK	764	1	0
	10/2025		597	SEK	5,660	5	0
	10/2025		1,951	TWD	59,396	1	(2)
	10/2025	ZAR	965		$56	0	0
	11/2025	CAD	22		16	0	0
	11/2025	CNH	213		30	0	0
	11/2025		$1,933	CNY	13,686	0	(4)
	11/2025		1,600	COP	6,663,435	92	0
	11/2025		414	ILS	1,389	5	0
	11/2025		984	INR	87,543	0	(1)
	11/2025		2,177	JPY	320,900	0	0
	11/2025		970	NOK	9,676	0	0
	11/2025	ZAR	19,821		$1,142	0	(2)
	12/2025	CNH	2,341		330	0	0
	12/2025	PEN	2,965		828	0	(24)
	12/2025	TWD	105,333		3,470	3	(10)
	12/2025		$2,248	CNY	15,925	0	0
	12/2025		2,080	IDR	34,952,268	11	0
	12/2025		24	TRY	1,055	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	173

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	CNH	2,951		$416	$0	$0
	01/2026	JPY	110,000		810	59	0
	01/2026	TWD	23,020		763	0	0
	01/2026		$417	CNY	2,945	0	0
	02/2026	PEN	1,882		$515	0	(26)
	03/2026	HKD	33,252		4,291	6	0

DUB	10/2025	EUR	1,230	RON	6,270	2	0
	10/2025	IDR	16,261,003		$992	18	0
	10/2025	ILS	2,602		762	0	(24)
	10/2025	INR	141,871		1,597	1	0
	10/2025	RON	5		1	0	0
	10/2025		$31,261	CNH	222,280	0	(63)
	10/2025		1,637	IDR	26,715,643	0	(36)
	10/2025		2,341	INR	206,932	0	(14)
	10/2025		393	KRW	545,545	0	(5)
	10/2025		200	KZT	111,140	1	0
	11/2025	INR	11,499		$129	0	0
	11/2025		$1,026	CNY	7,262	0	(2)
	11/2025		1,254	ILS	4,269	35	0
	11/2025		1,597	INR	142,153	0	(1)
	11/2025		255	KZT	142,428	1	0
	11/2025	ZAR	9,398		$537	0	(5)
	12/2025		$43	EGP	2,193	1	0
	12/2025		431	KZT	231,633	0	(19)
	03/2026		35		20,235	0	(1)

FAR	10/2025	AUD	8,722		$5,658	0	(114)
	10/2025	CHF	1,800		2,259	0	(2)
	10/2025	EUR	1,106		1,292	0	(6)
	10/2025	NZD	648		379	3	0
	10/2025		$10,387	AUD	15,908	140	0
	10/2025		13,441	CNH	95,428	0	(47)
	10/2025		2,960	INR	261,058	0	(24)
	10/2025		76,318	JPY	11,219,599	0	(451)
	10/2025		3,770	PLN	13,765	16	0
	10/2025		26,482	SGD	34,107	0	(42)
	11/2025	AUD	15,908		$10,392	0	(140)
	11/2025	SGD	34,020		26,482	40	0
	11/2025		$2,259	CHF	1,792	2	0
	11/2025		1,295	EUR	1,106	6	0
	11/2025		380	NZD	648	0	(3)
	12/2025	MXN	263		$14	0	0
	12/2025		$12,644	MXN	239,769	343	0

GLM	10/2025	BRL	53,800		$8,798	0	(1,310)
	10/2025	CHF	94		117	0	(1)
	10/2025	IDR	33,771,161		2,025	1	0
	10/2025	ILS	927		272	0	(8)
	10/2025	MYR	3,980		944	0	(2)
	10/2025	RON	5,660	EUR	1,112	2	0
	10/2025		2		$1	0	0
	10/2025	SGD	756		590	4	0
	10/2025		$9,967	BRL	53,800	145	(3)
	10/2025		1,058	CNH	7,523	0	(3)
	10/2025		1,691	IDR	27,950,961	0	(16)
	10/2025		823	INR	72,186	0	(11)
	10/2025		299	MXN	5,606	6	0
	10/2025		619	RON	2,700	4	0
	10/2025		202	TWD	6,126	0	(1)
	11/2025	EUR	666	RON	3,417	4	0
	11/2025		$758	CNY	5,370	0	(2)
	11/2025		110	ILS	367	1	0
	11/2025		1,418	TRY	61,898	9	0
	11/2025	ZAR	13,034		$752	0	0
	12/2025	BRL	7,725		1,391	0	(36)
	12/2025	IDR	228,311		14	0	0
	12/2025	MXN	935		49	0	(1)
	12/2025	MYR	7,681		1,830	1	0
	12/2025	TRY	7,366		158	0	(9)
	12/2025		$541	CLP	520,750	1	0
	12/2025		2,007	IDR	33,561,822	0	0
	01/2026	EUR	1,112	RON	5,720	0	(1)

174	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	JPY	300,000		$2,229	$181	$0
	04/2026	BRL	40,800		7,193	1	(146)

IND	10/2025	AUD	707		462	0	(6)
	10/2025	DKK	7,290		1,140	0	(7)
	11/2025		$1,140	DKK	7,273	7	0

JPM	10/2025	BRL	12,256		$2,304	2	0
	10/2025	CNH	3,942		556	3	0
	10/2025	DKK	5,055		794	0	(1)
	10/2025	HUF	129,405	EUR	321	0	(13)
	10/2025	IDR	32,751,584		$1,962	0	(1)
	10/2025	KRW	1,371,009		987	10	0
	10/2025	SGD	1,271		989	3	0
	10/2025		$2,247	BRL	12,256	56	0
	10/2025		11,125	CAD	15,374	0	(78)
	10/2025		159	CNY	1,127	0	(1)
	10/2025		3,031	EUR	2,584	7	(4)
	10/2025		4,059	GBP	3,014	1	(7)
	10/2025		3,978	IDR	65,971,406	1	(24)
	10/2025		371	ILS	1,244	5	0
	10/2025		681	KRW	944,223	0	(8)
	10/2025		123	KZT	67,925	0	0
	10/2025		52	NGN	82,410	4	0
	10/2025		1,176	PLN	4,323	13	0
	11/2025	HUF	106,447	EUR	266	0	(7)
	11/2025		$249	CNY	1,762	0	(1)
	11/2025		794	DKK	5,044	1	0
	11/2025	ZAR	8,322		$475	0	(5)
	12/2025	HUF	129,405		387	0	(1)

MBC	10/2025	CAD	7,296		5,302	59	0
	10/2025	CHF	112		140	0	0
	10/2025	CNH	82,376		11,564	2	0
	10/2025	EUR	145	RON	737	0	0
	10/2025	GBP	20,004		$26,970	76	(10)
	10/2025	IDR	1,625,919		99	1	0
	10/2025	JPY	156,548		1,054	1	(6)
	10/2025	KRW	5,279,501		3,783	22	0
	10/2025	NOK	100		10	0	0
	10/2025	SGD	13,265		10,351	68	0
	10/2025	THB	63,379		1,968	9	0
	10/2025		$551	CHF	434	0	(6)
	10/2025		18,634	CNH	132,459	0	(44)
	10/2025		20,626	EUR	17,603	57	(16)
	10/2025		1,470	GBP	1,097	6	0
	10/2025		2,648	JPY	391,500	6	(7)
	10/2025		4,323	KRW	6,027,158	0	(27)
	10/2025		999	NZD	1,704	0	(11)
	10/2025		5,552	SEK	53,224	101	0
	10/2025		985	THB	31,787	0	(3)
	11/2025	CNH	7,783		$1,095	1	0
	11/2025		$507	CAD	704	0	0
	11/2025		11,564	CNH	82,181	0	(2)
	11/2025		7,314	EUR	6,214	0	(4)
	11/2025		28,421	GBP	21,080	11	(76)
	11/2025		117	ILS	389	1	0
	11/2025		2,928	JPY	432,315	6	0
	11/2025		10	NOK	100	0	0
	12/2025		43	EGP	2,195	1	0
	12/2025		148	MXN	2,804	4	0
	01/2026	CNH	4,814		$681	1	0
	01/2026		$681	CNY	4,809	0	0
	03/2026	HKD	4,247		$548	1	0

MYI	10/2025	IDR	6,577,458		400	5	0
	10/2025	JPY	5,522,651		36,993	0	(351)
	10/2025	NOK	308		31	0	0
	10/2025		$507	CAD	706	0	0
	10/2025		15,802	CNH	112,446	0	(20)
	10/2025		50	CNY	358	0	0
	10/2025		846	JPY	124,882	0	(2)
	10/2025		1,683	PLN	6,091	0	(7)
	10/2025		1,021	TWD	30,755	0	(10)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	175

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$569	CNY	4,024	$0	$(1)
	11/2025		36,993	JPY	5,503,553	352	0
	11/2025		31	NOK	308	0	0
	12/2025	CZK	7,873	EUR	312	0	(12)
	12/2025	EUR	535	CZK	13,123	3	0
	12/2025	MYR	4,096		$976	0	0
	12/2025	TWD	30,555		1,021	12	0
	12/2025		$1,597	CZK	32,929	0	(6)
	02/2026	CZK	4,295	EUR	175	0	(1)

NGF	10/2025		$1,504	IDR	24,899,297	0	(12)
	10/2025		899	KRW	1,250,655	0	(8)
	11/2025		318	TRY	13,866	2	0
	12/2025		484		21,210	2	0

RBC	10/2025		2,243	CAD	3,096	0	(18)

RYL	10/2025	SGD	25		$20	0	0

SCX	10/2025	GBP	5,172		6,918	0	(38)
	10/2025	IDR	32,124,310		1,924	0	(2)
	10/2025	INR	101,511		1,142	0	0
	10/2025	JPY	164,873		1,123	8	0
	10/2025	PEN	1,390		397	0	(3)
	10/2025	TWD	102,623		3,457	85	0
	10/2025		$11,509	CNH	81,778	0	(31)
	10/2025		879	DKK	5,647	9	0
	10/2025		1,680	IDR	27,624,668	0	(24)
	10/2025		4,578	INR	404,193	0	(32)
	10/2025		3,739	JPY	550,374	0	(17)
	10/2025		515	KRW	713,893	0	(6)
	10/2025		526	TWD	15,776	0	(8)
	11/2025		390	CNY	2,761	0	(1)
	11/2025		6,919	GBP	5,172	38	0
	11/2025		1,013	INR	90,199	0	0
	11/2025		23	JPY	3,327	0	0
	12/2025		300	CNY	2,117	0	(1)
	12/2025		370	CZK	7,588	0	(3)
	12/2025		1,924	IDR	32,205,501	2	0
	01/2026	CNH	5,277		$745	0	0
	01/2026		$745	CNY	5,267	0	0

SOG	10/2025	BRL	17,070		$3,198	0	(9)
	10/2025	EUR	240,798		283,178	469	0
	10/2025	JPY	12,026,944		80,826	0	(500)
	10/2025	SEK	64,039		6,782	0	(21)
	10/2025		$3,209	BRL	17,070	0	(2)
	10/2025		39,811	JPY	5,854,754	0	(222)
	10/2025		1,396	NZD	2,396	0	(7)
	10/2025		580	RON	2,527	3	0
	11/2025	COP	6,716,585		$1,648	0	(57)
	11/2025	EUR	2,820	RON	14,439	10	0
	11/2025		$16,253	BRL	90,533	621	0
	11/2025		283,746	EUR	240,798	0	(472)
	11/2025		80,826	JPY	11,985,351	501	0
	11/2025		6,782	SEK	63,904	21	0
	12/2025	EUR	730	RON	3,738	0	0
	12/2025		$3,198	BRL	17,312	8	0
	12/2025		100	EGP	5,455	10	0
	03/2026		698	CLP	676,703	5	0

SSB	10/2025		754	CHF	605	6	0
	10/2025		48,276	GBP	35,815	0	(108)
	11/2025	PEN	1,497		$406	0	(25)

UAG	10/2025	ILS	261		76	0	(3)
	10/2025	THB	5,151		160	1	0
	10/2025		$10	CAD	14	0	0
	10/2025		400	ILS	1,333	3	0
	10/2025		38	INR	3,375	0	0
	10/2025		928	NOK	9,443	18	0
	10/2025		1,777	PLN	6,447	0	(4)
	10/2025		506	SEK	4,775	2	0
	10/2025		410	THB	13,268	0	0
	10/2025		56	ZAR	965	0	0
	10/2025	ZAR	966		$56	0	0

176	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$76	ILS	261	$3	$0
	11/2025	ZAR	4,233		$240	0	(4)
	12/2025	EUR	312	CZK	7,872	12	0
	12/2025	TRY	4,695		$100	0	(6)
	12/2025		$823	HUF	272,408	0	(7)

Total Forward Foreign Currency Contracts						$6,895	$(6,283)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	685	$3	$4
	Put - OTC EUR versus CZK		24.200	03/12/2026	1,289	7	7
	Put - OTC EUR versus HUF	HUF	387.000	12/17/2025	1,445	8	7
	Put - OTC USD versus BRL	BRL	5.470	11/18/2025	1,580	25	42
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,312	3	2
	Call - OTC USD versus HKD		7.800	08/24/2026	3,625	5	4

BPS	Put - OTC EUR versus USD	$	1.122	10/14/2025	136	17	0

BRC	Put - OTC AUD versus USD		0.623	10/14/2025	494	1	0
	Put - OTC EUR versus USD		1.132	10/10/2025	4,291	16	0
	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	1,776	11	1

GLM	Put - OTC AUD versus USD	$	0.625	10/08/2025	2,376	9	0
	Put - OTC EUR versus USD		1.129	10/14/2025	5,242	20	0
	Put - OTC EUR versus USD		1.100	12/17/2025	219	25	5
	Put - OTC USD versus BRL	BRL	5.475	12/10/2025	2,854	47	78
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	567	1	1

JPM	Put - OTC EUR versus CZK	CZK	24.200	03/05/2026	2,738	11	14
	Put - OTC EUR versus HUF	HUF	393.000	11/12/2025	1,104	5	12
	Put - OTC EUR versus HUF		386.000	12/16/2025	1,338	6	5

MBC	Put - OTC AUD versus USD	$	0.618	10/10/2025	2,783	7	0
	Put - OTC EUR versus USD		1.098	12/23/2025	219	25	4
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,083	3	2
	Call - OTC USD versus HKD		7.800	08/24/2026	1,084	2	1

MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	728	3	4
	Put - OTC EUR versus CZK		24.250	02/13/2026	1,234	5	7
	Put - OTC EUR versus CZK		24.100	03/13/2026	2,582	11	11
	Put - OTC EUR versus USD	$	1.145	10/08/2025	4,862	30	0
	Put - OTC EUR versus USD		1.110	11/24/2025	5,554	26	2
	Put - OTC USD versus BRL	BRL	5.480	11/07/2025	3,300	60	92
	Call - OTC USD versus SEK	SEK	10.125	10/14/2025	612	3	0

Total Purchased Options						$395	$305

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.250	11/18/2025	1,580	$(6)	$(9)
	Call - OTC USD versus BRL		5.800	11/18/2025	1,580	(17)	(4)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,312	(1)	(2)
	Call - OTC USD versus HKD		7.850	08/24/2026	3,625	(2)	(2)

GLM	Put - OTC USD versus BRL	BRL	5.275	12/10/2025	2,854	(13)	(24)
	Call - OTC USD versus BRL		5.800	12/10/2025	2,854	(32)	(14)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	567	0	0

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	2,083	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	1,084	(1)	(1)

MYI	Put - OTC USD versus BRL	BRL	5.220	11/07/2025	3,300	(12)	(10)
	Call - OTC USD versus BRL		5.770	11/07/2025	3,300	(40)	(7)

						$(125)	$(74)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	177

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	1,200	$(4)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	2,400	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	3,600	(9)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	2,400	(7)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	3,600	(9)	(14)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	1,000	(3)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	1,000	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	1,000	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	1,000	(2)	(2)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	3,600	(11)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	3,600	(10)	(12)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	1,200	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	1,200	(4)	0

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	2,000	(5)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	2,000	(5)	0

							$(85)	$(47)

Total Written Options							$(210)	$(121)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.219%	$	2,000	$(67)	$5	$0	$(62)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	N/A		2,700	(98)	0	0	(98)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.248		700	(27)	1	0	(26)

								$(192)	$6	$0	$(186)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)		Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
											Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—	♦	$	1,647	$0	$21	$21	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$	16,210	JPY	2,400,000	$33	$15	$16,204	$(16,156)

FAR	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.442% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031		6,469		950,000	27	11	6,468	(6,430)

178	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	$	748	JPY	110,000	$1	$1	$748	$(747)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026		37,131		5,877,700	(469)	50	37,118	(37,536)

									$(408)	$77	$60,538	$(60,869)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/18/2031	CNY	115,800	$(37)	$(100)	$0	$(137)

CBK	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031		61,500	0	(73)	0	(73)

SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031		13,500	6	(22)	0	(16)

								$(31)	$(195)	$0	$(226)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	44,390	1.213	Maturity	12/22/2025	$	14,400	$0	$(709)	$0	$(709)

Total Swap Agreements									$(631)	$(800)	$60,559	$(61,990)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$1,706	$0	$0	$1,706	$(125)	$0	$0	$(125)	$1,581	$(1,400)	$181
BOA	53	66	0	119	(90)	(48)	0	(138)	(19)	0	(19)
BPS	369	0	0	369	(532)	0	(846)	(1,378)	(1,009)	1,003	(6)
BRC	389	1	0	390	(188)	(3)	0	(191)	199	(320)	(121)
BSH	112	0	0	112	(178)	0	0	(178)	(66)	(10)	(76)
CBK	539	0	16,204	16,743	(184)	(13)	(16,229)	(16,426)	317	(290)	27
DUB	59	0	21	80	(170)	0	0	(170)	(90)	3	(87)
FAR	550	0	6,468	7,018	(829)	0	(6,430)	(7,259)	(241)	658	417
GLM	360	84	748	1,192	(1,550)	(38)	(747)	(2,335)	(1,143)	1,149	6
GST	0	0	37,118	37,118	0	0	(37,536)	(37,536)	(418)	0	(418)
IND	7	0	0	7	(13)	0	0	(13)	(6)	0	(6)
JPM	106	31	0	137	(151)	0	0	(151)	(14)	0	(14)
MBC	434	7	0	441	(212)	(2)	0	(214)	227	(250)	(23)
MYC	0	0	0	0	0	0	(186)	(186)	(186)	0	(186)
MYI	372	116	0	488	(410)	(17)	0	(427)	61	0	61
NGF	4	0	0	4	(20)	0	0	(20)	(16)	0	(16)
RBC	0	0	0	0	(18)	0	0	(18)	(18)	0	(18)
SCX	142	0	0	142	(166)	0	(16)	(182)	(40)	0	(40)
SOG	1,648	0	0	1,648	(1,290)	0	0	(1,290)	358	0	358
SSB	6	0	0	6	(133)	0	0	(133)	(127)	292	165
UAG	39	0	0	39	(24)	0	0	(24)	15	0	15

Total Over the Counter	$6,895	$305	$60,559	$67,759	$(6,283)	$(121)	$(61,990)	$(68,394)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	179

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

(k)

Securities with an aggregate market value of $3,105 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$617	$617
Swap Agreements	0	4	0	0	1,396	1,400

	$0	$4	$0	$0	$2,013	$2,017

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,895	$0	$6,895
Purchased Options	0	0	0	305	0	305
Swap Agreements	0	21	0	60,538	0	60,559

	$0	$21	$0	$67,738	$0	$67,759

	$0	$25	$0	$67,738	$2,013	$69,776

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$24	$24
Futures	0	0	0	0	565	565
Swap Agreements	0	12	0	0	677	689

	$0	$12	$0	$0	$1,266	$1,278

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,283	$0	$6,283
Written Options	0	0	0	74	47	121
Swap Agreements	0	186	0	60,869	935	61,990

	$0	$186	$0	$67,226	$982	$68,394

	$0	$198	$0	$67,226	$2,248	$69,672

180	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$117	$117
Futures	0	0	0	0	1,570	1,570
Swap Agreements	0	(290)	0	0	(4,530)	(4,820)

	$0	$(290)	$0	$0	$(2,843)	$(3,133)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,388	$0	$20,388
Purchased Options	0	0	0	115	(198)	(83)
Written Options	0	0	0	110	745	855
Swap Agreements	0	130	0	(211)	(465)	(546)

	$0	$130	$0	$20,402	$82	$20,614

	$0	$(160)	$0	$20,402	$(2,761)	$17,481

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	723	723
Swap Agreements	0	(609)	0	0	585	(24)

	$0	$(609)	$0	$0	$1,310	$701

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,217)	$0	$(6,217)
Purchased Options	0	0	0	(41)	(805)	(846)
Written Options	0	0	0	50	586	636
Swap Agreements	0	(94)	0	89	(392)	(397)

	$0	$(94)	$0	$(6,119)	$(611)	$(6,824)

	$0	$(703)	$0	$(6,119)	$699	$(6,123)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$377	$0	$377
Australia
Corporate Bonds & Notes	0	6,134	0	6,134
Sovereign Issues	0	21,018	0	21,018
Bermuda
Asset-Backed Securities	0	1,301	0	1,301
Corporate Bonds & Notes	0	2,318	0	2,318
Brazil
Sovereign Issues	0	12,444	0	12,444
Bulgaria
Sovereign Issues	0	3,088	0	3,088
Canada
Corporate Bonds & Notes	0	12,181	0	12,181
Non-Agency Mortgage-Backed Securities	0	2,061	0	2,061
Sovereign Issues	0	27,202	0	27,202
Cayman Islands
Asset-Backed Securities	0	26,805	0	26,805
Corporate Bonds & Notes	0	3,304	1,174	4,478
Sovereign Issues	0	825	0	825
Chile
Sovereign Issues	0	820	0	820
China
Sovereign Issues	0	51,634	0	51,634
Denmark
Corporate Bonds & Notes	0	3,895	0	3,895
France
Corporate Bonds & Notes	0	3,394	0	3,394
Sovereign Issues	0	26,138	0	26,138

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Germany
Corporate Bonds & Notes	$0	$2,559	$0	$2,559
Hungary
Sovereign Issues	0	419	0	419
Ireland
Asset-Backed Securities	0	32,142	1,878	34,020
Israel
Sovereign Issues	0	7,283	0	7,283
Italy
Corporate Bonds & Notes	0	3,267	0	3,267
Sovereign Issues	0	27,169	0	27,169
Japan
Corporate Bonds & Notes	0	7,237	0	7,237
Sovereign Issues	0	53,612	0	53,612
Jersey, Channel Islands
Asset-Backed Securities	0	1,907	0	1,907
Kuwait
Sovereign Issues	5,800	0	0	5,800
Luxembourg
Sovereign Issues	0	5,384	0	5,384
Malaysia
Corporate Bonds & Notes	0	1,272	0	1,272
Sovereign Issues	0	12,738	0	12,738
Mexico
Sovereign Issues	0	494	0	494
Netherlands
Corporate Bonds & Notes	0	3,420	0	3,420

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	181

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
New Zealand
Corporate Bonds & Notes	$0	$3,645	$0	$3,645
Sovereign Issues	0	519	0	519
Norway
Sovereign Issues	0	1,419	0	1,419
Peru
Corporate Bonds & Notes	0	869	0	869
Sovereign Issues	0	9,075	0	9,075
Poland
Sovereign Issues	0	3,499	0	3,499
Qatar
Corporate Bonds & Notes	0	541	0	541
Republic of Korea
Sovereign Issues	0	1,936	0	1,936
Romania
Sovereign Issues	0	8,801	0	8,801
Saudi Arabia
Corporate Bonds & Notes	0	1,577	0	1,577
Sovereign Issues	0	15,685	0	15,685
Serbia
Sovereign Issues	0	2,029	0	2,029
Singapore
Sovereign Issues	0	4,172	0	4,172
South Africa
Sovereign Issues	0	15,822	0	15,822
South Korea
Sovereign Issues	0	15,513	0	15,513
Spain
Corporate Bonds & Notes	0	1,226	0	1,226
Sovereign Issues	0	40,808	0	40,808
Supranational
Corporate Bonds & Notes	0	1,170	0	1,170
Sovereign Issues	0	6,392	0	6,392
Switzerland
Corporate Bonds & Notes	0	7,709	0	7,709
Thailand
Sovereign Issues	0	8,710	0	8,710
United Arab Emirates
Corporate Bonds & Notes	0	3,656	0	3,656
United Kingdom
Asset-Backed Securities	0	2,561	0	2,561
Corporate Bonds & Notes	0	26,463	0	26,463
Non-Agency Mortgage-Backed Securities	0	7,155	0	7,155
Sovereign Issues	0	17,450	0	17,450
United States
Asset-Backed Securities	0	9,799	0	9,799
Corporate Bonds & Notes	0	74,221	10,500	84,721

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Loan Participations and Assignments	$0	$1,535	$0	$1,535
Municipal Bonds & Notes	0	1,737	0	1,737
Non-Agency Mortgage-Backed Securities	0	83,985	0	83,985
U.S. Government Agencies	0	424,717	0	424,717
U.S. Treasury Obligations	0	58,533	0	58,533
Short-Term Instruments
Commercial Paper	0	9,117	0	9,117
Mutual Funds	0	687	0	687
Nigeria Treasury Bills	0	2,527	0	2,527
U.S. Treasury Bills	0	920	0	920
U.S. Treasury Bills	0	0	0	0

	$5,800	$1,240,022	$13,552	$1,259,374

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$105,894	$0	$0	$105,894

Total Investments	$111,694	$1,240,022	$13,552	$1,365,268

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(136,302)	$0	$(136,302)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	551	1,450	0	2,001
Over the counter	0	67,738	21	67,759

	$551	$69,188	$21	$69,760

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(554)	(701)	0	(1,255)
Over the counter	(98)	(68,296)	0	(68,394)

	$(652)	$(68,997)	$0	$(69,649)

Total Financial Derivative Instruments	$(101)	$191	$21	$111

Totals	$111,593	$1,103,911	$13,573	$1,229,077

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$1,170	$0	$0	$0	$4	$0	$0	$1,174	$4
Ireland
Asset-Backed Securities	1,298	1,872	(108)	0	7	109	0	(1,300)	1,878	6
United States
Corporate Bonds & Notes	0	10,500	0	0	0	0	0	0	10,500	0

	$1,298	$13,542	$(108)	$0	$7	$113	$0	$(1,300)	$13,552	$10

Financial Derivative Instruments - Assets
Over the counter	$18	$0	$(4)	$0	$0	$7	$0	$0	$21	$7

Totals	$1,316	$13,542	$(112)	$0	$7	$120	$0	$(1,300)	$13,573	$17

182	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$1,174	Recent Transaction	Purchase Price	100.000	—
Ireland
Asset-Backed Securities	1,878	Recent Transaction	Purchase Price	100.000	—
United States
Corporate Bonds & Notes	10,500	Recent Transaction	Purchase Price	100.000	—

Financial Derivative Instruments - Assets
Over the counter	21	Indicative Market Quotation	Broker Quote	0.939	—

Total	$13,573

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	183

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and other affiliated and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received

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from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Emerging Markets Bond Fund	Daily	Monthly

PIMCO Emerging Markets Corporate Bond Fund	Daily	Monthly

PIMCO Emerging Markets Currency and Short-Term Investments Fund	Daily	Monthly

PIMCO Emerging Markets Full Spectrum Bond Fund	Daily	Monthly

PIMCO Emerging Markets Local Currency and Bond Fund	Daily	Monthly

PIMCO Global Advantage® Strategy Bond Fund	Daily	Monthly

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	Daily	Monthly

PIMCO International Bond Fund (Unhedged)	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be

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Notes to Financial Statements	(Cont.)

different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission

(“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes

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earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing

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Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other

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assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-

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Notes to Financial Statements	(Cont.)

party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest substantially all or a significant portion of its assets in the Underlying PIMCO Funds and may also invest in the Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Markets Full Spectrum Bond Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2025 (amounts in thousands†):

PIMCO Emerging Markets Full Spectrum Bond Fund
Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$43,578	$3,520	$(2,054)	$(137)	$2,301	$47,208	$1,568	$0

PIMCO Emerging Markets Corporate Bond Fund	43,638	2,568	(1,981)	(181)	1,125	45,169	1,394	0

PIMCO Emerging Markets Local Currency and Bond Fund	88,592	6,905	(5,245)	(420)	8,143	97,975	3,394	0

PIMCO Short-Term Floating NAV Portfolio III	5,785	19,526	(19,500)	3	1	5,815	126	0

Totals	$181,593	$32,519	$(28,780)	$(735)	$11,570	$196,167	$6,482	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund and PIMCO

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Emerging Markets Local Currency and Bond Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	$54,805	$1,370	$0	$0	$119	$56,294	$1,370	$0

PIMCO Emerging Markets Local Currency and Bond Fund	$34,348	$858	$0	$0	$75	$35,281	$858	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$56,757	$665,422	$(604,826)	$27	$42	$117,422	$3,217	$0

PIMCO Emerging Markets Corporate Bond Fund	4,584	19,476	(19,800)	1	1	4,262	76	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	95,155	178,979	(205,201)	3	34	68,970	1,983	0

PIMCO Emerging Markets Local Currency and Bond Fund	45,240	1,191,542	(1,020,800)	(15)	29	215,996	2,424	0

PIMCO Global Advantage® Strategy Bond Fund	5,662	116,305	(112,700)	6	1	9,274	104	0

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	37,706	837,805	(712,900)	8	33	162,652	2,690	0

PIMCO International Bond Fund (Unhedged)	97	443,873	(338,100)	(3)	27	105,894	1,363	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases

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assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the

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structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative

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seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the

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agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative

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instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a

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commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master

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netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when

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compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, a Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, a Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and

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Notes to Financial Statements	(Cont.)

the strike multiplied by the notional amount. As a receiver of the realized price volatility, a Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage Strategy® Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

Allocation	—	—	—	X	—	—	—	—

Acquired Fund	—	—	—	X	—	—	—	—

Small Fund	—	X	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	X

Distressed Company	—	—	—	X	—	—	—	—

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

Commodity	—	—	—	X	—	—	—	—

Model	—	—	—	X	—	—	—	—

Equity	X	—	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X

Real Estate	X	X	X	X	X	—	—	—

Emerging Markets	X	X	X	X	X	X	X	X

China	—	—	—	—	—	X	—	X

Sovereign Debt	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	X	—	X	—

Smaller Company	—	—	—	X	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Tax	—	—	—	X	—	—	—	—

Subsidiary	—	—	—	X	—	—	—	—

Value Investing	—	—	—	X	—	—	—	—

Arbitrage	—	—	—	X	—	—	—	—

Convertible Securities	—	—	—	X	—	—	—	—

Exchange-Traded Fund	—	—	—	X	—	—	—	—

Contingent Convertible Securities	—	X	—	—	—	—	—	—

Turnover	—	—	X	—	X	X	X	—

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Allocation Risk is the risk that the Fund could experience losses as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the- counter (“OTC”) derivatives or other similar investments are also

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Notes to Financial Statements	(Cont.)

subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Fund.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject a Fund to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on

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exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), the Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected. In addition, disruptions in market conditions or limitations on the Fund’s ability to access certain markets or securities may reduce the effectiveness of arbitrage strategies.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may

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fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt

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technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and

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Notes to Financial Statements	(Cont.)

cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the

Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A	Class C
PIMCO Emerging Markets Bond Fund	0.45%	0.38%	0.48%	0.58%	(1)	N/A	0.50%	0.50%
PIMCO Emerging Markets Corporate Bond Fund	0.45%	0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Emerging Markets Currency and Short-Term Investments Fund	0.45%	0.40%	0.50%	N/A		N/A	0.55%	N/A
PIMCO Emerging Markets Full Spectrum Bond Fund	0.54%	0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Emerging Markets Local Currency and Bond Fund	0.45%	0.45%	0.55%	0.65%	(1)	N/A	0.60%	0.60%
PIMCO Global Advantage® Strategy Bond Fund	0.35%	0.30%	N/A	N/A		N/A	0.45%	N/A
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.40%	N/A		N/A	0.40%	0.40%
PIMCO International Bond Fund (Unhedged)	0.25%	0.25%	0.35%	0.45%	(1)	0.25%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to

Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives

206	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2025	(Unaudited)

servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such

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amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund and PIMCO International Bond Fund (Unhedged). This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of September 30, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Emerging Markets Bond Fund	$5

PIMCO Emerging Markets Local Currency and Bond Fund	7

PIMCO International Bond Fund (Unhedged)	9

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses The Underlying PIMCO Fund Expenses that are used for purposes of implementing the expense reduction described below are calculated using the advisory and supervisory and administrative fees for each Underlying PIMCO Fund over the total assets invested in Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2026, to waive first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Emerging Markets Full Spectrum Bond Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with the Fund’s investments in Underlying PIMCO Funds, up to a maximum waived amount that is equal to the Fund’s aggregate advisory fee and supervisory and administrative fee. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the amount waived and/or reimbursed was $811,023.

PIMCO has contractually agreed, through July 31, 2026, for the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund and PIMCO Emerging Markets Local Currency and Bond Fund to waive their Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the respective Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, there were no waivers and/or reimbursements by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

208	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2025	(Unaudited)

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Emerging Markets Bond Fund	$213,209	$213,293	$795,861	$378,506

PIMCO Emerging Markets Corporate Bond Fund	14,430	14,437	35,885	40,459

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0	0	375,813	287,090

PIMCO Emerging Markets Full Spectrum Bond Fund	56,135	56,159	13,535	9,857

PIMCO Emerging Markets Local Currency and Bond Fund	8,939	9,109	2,026,348	1,182,333

PIMCO Global Advantage® Strategy Bond Fund	651,257	723,387	59,964	90,278

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	7,585,576	7,594,804	383,645	247,333

PIMCO International Bond Fund (Unhedged)	2,849,760	2,785,641	302,064	108,105

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Emerging Markets Bond Fund				PIMCO Emerging Markets Corporate Bond Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	38,114	$326,727	68,838	$585,257	240	$2,193	667	$6,022

I-2	51,406	435,056	48,028	403,655	N/A	N/A	N/A	N/A

I-3	627	5,359	1,153	9,862	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	3,157	27,424	6,726	57,191	N/A	N/A	N/A	N/A

Class C	82	707	212	1,812	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	3,717	32,228	6,836	58,224	203	1,868	450	4,093

I-2	2,588	22,487	3,841	32,621	N/A	N/A	N/A	N/A

I-3	85	734	147	1,254	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	499	4,320	1,038	8,844	N/A	N/A	N/A	N/A

Class C	18	156	34	293	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(28,825)	(244,940)	(49,314)	(419,371)	(886)	(8,170)	(5,002)	(45,769)

I-2	(12,154)	(105,515)	(61,720)	(530,299)	N/A	N/A	N/A	N/A

I-3	(195)	(1,677)	(956)	(8,157)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(3,580)	(31,079)	(6,810)	(57,836)	N/A	N/A	N/A	N/A

Class C	(90)	(778)	(137)	(1,168)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	55,449	$471,209	17,916	$142,182	(443)	$(4,109)	(3,885)	$(35,654)

	PIMCO Global Advantage® Strategy Bond Fund				PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,664	$27,324	4,880	$49,416	16,632	$161,089	52,195	$498,685

I-2	N/A	N/A	N/A	N/A	13,550	132,208	5,027	48,036

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	345	3,545	453	4,582	1,967	19,142	2,619	25,070

Class C	N/A	N/A	N/A	N/A	134	1,302	145	1,375
Issued as reinvestment of distributions

Institutional Class	282	2,897	1,088	10,987	2,689	26,149	4,215	40,292

I-2	N/A	N/A	N/A	N/A	247	2,408	295	2,819

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	39	403	69	702	163	1,581	307	2,929

Class C	N/A	N/A	N/A	N/A	7	68	13	128
Cost of shares redeemed

Institutional Class	(9,533)	(95,940)	(15,097)	(153,692)	(15,550)	(151,311)	(18,854)	(180,032)

I-2	N/A	N/A	N/A	N/A	(2,444)	(23,609)	(3,442)	(32,846)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(217)	(2,220)	(446)	(4,510)	(1,894)	(18,393)	(2,659)	(25,399)

Class C	N/A	N/A	N/A	N/A	(58)	(567)	(185)	(1,767)

Net increase (decrease) resulting from Fund share transactions	(6,420)	$(63,991)	(9,053)	$(92,515)	15,443	$150,067	39,676	$379,290

210	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2025	(Unaudited)

PIMCO Emerging Markets Currency and Short-Term Investments Fund				PIMCO Emerging Markets Full Spectrum Bond Fund				PIMCO Emerging Markets Local Currency and Bond Fund

Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

23,887	$179,422	21,171	$153,107	1,994	$12,361	2,909	$17,737	164,341	$995,112	58,842	$340,052

1,766	13,494	895	6,512	N/A	N/A	N/A	N/A	26,291	161,532	12,972	74,975

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	2,495	15,435	4,105	23,615

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

213	1,614	152	1,105	N/A	N/A	N/A	N/A	2,678	16,187	1,627	9,556

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	226	1,379	352	2,055

3,442	25,916	4,829	34,971	1,025	6,467	2,453	14,961	9,504	57,908	13,086	75,343

20	148	28	206	N/A	N/A	N/A	N/A	908	5,535	1,386	7,984

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	156	948	247	1,423

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

35	260	62	450	N/A	N/A	N/A	N/A	152	924	323	1,863

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	16	96	28	160

(17,484)	(132,140)	(11,864)	(86,404)	(2,466)	(15,547)	(18,587)	(115,593)	(37,703)	(230,405)	(74,740)	(432,478)

(1,821)	(13,857)	(938)	(6,903)	N/A	N/A	N/A	N/A	(4,117)	(24,854)	(11,310)	(65,461)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(2,871)	(17,633)	(1,467)	(8,486)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(145)	(1,093)	(286)	(2,078)	N/A	N/A	N/A	N/A	(617)	(3,731)	(2,468)	(14,221)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(88)	(528)	(232)	(1,330)

9,913	$73,764	14,049	$100,966	553	$3,281	(13,225)	$(82,895)	161,371	$977,905	2,751	$15,050

PIMCO International Bond Fund (Unhedged)

Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

Shares	Amount	Shares	Amount

29,850	$234,256	19,069	$143,298

23,366	183,550	4,549	34,280

1,417	11,163	915	6,932

451	3,540	2,629	19,566

3,213	25,144	2,757	20,670

180	1,414	26	190

1,164	9,147	2,269	17,014

502	3,945	724	5,429

94	741	227	1,699

41	324	54	407

249	1,958	467	3,502

4	35	9	71

(8,410)	(65,790)	(26,209)	(197,713)

(4,873)	(38,276)	(17,123)	(129,178)

(824)	(6,409)	(4,380)	(32,563)

(264)	(2,059)	(1,901)	(14,191)

(1,368)	(10,676)	(3,562)	(26,725)

(150)	(1,179)	(136)	(1,022)

44,642	$350,828	(19,616)	$(148,334)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	211

Notes to Financial Statements	(Cont.)

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Emerging Markets Bond Fund	3	0	51%	0%

PIMCO Emerging Markets Corporate Bond Fund	1	1	12%	73%

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0	2	0%	82%

PIMCO Emerging Markets Full Spectrum Bond Fund	3	0	94%	0%

PIMCO Emerging Markets Local Currency and Bond Fund	2	1	32%	27%

PIMCO Global Advantage® Strategy Bond Fund	3	0	56%	0%

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	2	0	26%	0%

PIMCO International Bond Fund (Unhedged)	2	0	32%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Emerging Markets Bond Fund	$155,005	$783,342

PIMCO Emerging Markets Corporate Bond Fund	20,671	62,564

PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,082	280,988

PIMCO Emerging Markets Full Spectrum Bond Fund	5,040	92,302

PIMCO Emerging Markets Local Currency and Bond Fund	245,171	134,870

PIMCO Global Advantage® Strategy Bond Fund	2,887	5,816

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	1,103

PIMCO International Bond Fund (Unhedged)	16,065	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

212	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2025	(Unaudited)

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Emerging Markets Bond Fund	$2,350,112	$154,002	$(115,948)	$38,054

PIMCO Emerging Markets Corporate Bond Fund	67,047	2,473	(4,315)	(1,842)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	724,027	46,014	(46,978)	(964)

PIMCO Emerging Markets Full Spectrum Bond Fund	194,089	11,461	(886)	10,575

PIMCO Emerging Markets Local Currency and Bond Fund	2,715,910	218,684	(138,964)	79,720

PIMCO Global Advantage® Strategy Bond Fund	220,443	9,461	(11,682)	(2,221)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	2,250,887	77,870	(74,152)	3,718

PIMCO International Bond Fund (Unhedged)	1,258,320	41,216	(72,545)	(31,329)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

Effective October 1, 2025, the PIMCO Emerging Markets Full Spectrum Bond Fund’s (the “Fund”) advisory fee, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.09% to 0.45%. This advisory fee decrease will result in the Management Fees decreasing by 0.09% to 0.85% for the Institutional Class of the Fund.

In addition, effective October 1, 2025, PIMCO has agreed, through at least July 31, 2027, to waive its advisory fee by an additional 0.06% of the average daily net assets attributable to the Fund, further reducing the net advisory fee from 0.45% to 0.39% (“Fee Waiver Agreement”). This Fee Waiver Agreement will automatically renew for one-year terms thereafter unless PIMCO provides written notice of its termination 30 days prior to the end of the then current term.

In addition, effective October 1, 2025, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Fund’s prospectus is deleted and replaced with the following:

The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, including local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers, and other currency investments; and derivatives on the foregoing. In managing the Fund, PIMCO utilizes both top-down and bottom-up analysis to seek to identify multiple sources of value. The top-down analysis generally includes a focus on global macroeconomic and country-specific considerations and provides context for sector allocations and general risk calibration. The bottom-up analysis generally includes examinations of the profiles of individual credits, risk factors and instruments to select holdings of the Fund. The active management approach is driven by PIMCO’s global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund’s assets are allocated in a manner that reflects PIMCO’s views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures.

The Fund invests under normal circumstances at least 80% of its assets in investments economically tied to emerging market countries and 80% of its assets in Fixed Income Instruments, which may be represented by direct or indirect (through an Acquired Fund) investments. The Fund’s investments may include Fixed Income Instruments of varying maturities, forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.

The Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to between 20% and 80% of its assets. The average portfolio duration of this Fund normally varies between minus 3 and plus 7 years. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	213

Notes to Financial Statements	(Cont.)	September 30, 2025	(Unaudited)

The Fund’s assets are not allocated according to a predetermined blend of investment exposures or mix of instruments. PIMCO has the flexibility to reallocate the Fund’s assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time, unless in response to a perceived short-term opportunity or market dislocation. The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion.

The Fund may utilize both direct investments and investments in Acquired Funds in seeking to achieve its investment objective. Specifically, “Acquired Funds” refers to the following: funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”) and other affiliated and unaffiliated funds in which the Fund may invest.

Acquired Funds may or may not be registered under the Investment Company Act of 1940 (the “1940 Act”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom, and such investments may be counted towards the 80% investment guideline noted above. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds. Additional information for the Underlying PIMCO Funds can be found in the Statement of Additional Information and/ or the Underlying PIMCO Funds’ prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

214	PIMCO INTERNATIONAL BOND FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.

BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada

BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BSS	Banco Santander S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.

CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London

CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CKL	Citibank N.A. London	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:

ARS	Argentine Peso	HKD	Hong Kong Dollar	PLN	Polish Zloty

AUD	Australian Dollar	HUF	Hungarian Forint	PYG	Paraguayan Guarani

AZN	Azerbaijani Manat	IDR	Indonesian Rupiah	RON	Romanian New Leu

BRL	Brazilian Real	ILS	Israeli Shekel	RSD	Serbian Dinar

CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

COP	Colombian Peso	MXN	Mexican Peso	UGX	Ugandan Shilling

CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

DKK	Danish Krone	NGN	Nigerian Naira	UYU	Uruguayan Peso

DOP	Dominican Peso	NOK	Norwegian Krone	UZS	Uzbekistani Sum

EGP	Egyptian Pound	NZD	New Zealand Dollar	VND	Vietnamese Dong

EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand

GBP	British Pound	PHP	Philippine Peso	ZMW	Zambian Kwacha

GHS	Ghanaian Cedi	PKR	Pakistani Rupee

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CPI	Consumer Price Index	SOFR	Secured Overnight Financing Rate

BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate

BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	TSFR1M	Term SOFR 1-Month

CDX.HY	Credit Derivatives Index - High Yield	PRIME	Daily US Prime Rate	TSFR3M	Term SOFR 3-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	US0003M	ICE 3-Month USD LIBOR

CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

ATM	At-the-money	JIBAR	Johannesburg Interbank Agreed Rate	STIBOR	Stockholm Interbank Offered Rate

BABs	Build America Bonds	JSC	Joint Stock Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix

BUBOR	Budapest Interbank Offered Rate	Oat	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIRON	Warsaw Interbank Offer Rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	215

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Emerging Markets Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0541	$0.0000	$0.0000	$0.0541

May 2025	$0.0497	$0.0000	$0.0000	$0.0497

June 2025	$0.0451	$0.0000	$0.0000	$0.0451

July 2025	$0.0508	$0.0000	$0.0000	$0.0508

August 2025	$0.0479	$0.0000	$0.0000	$0.0479

September 2025	$0.0493	$0.0000	$0.0000	$0.0493

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0534	$0.0000	$0.0000	$0.0534

May 2025	$0.0490	$0.0000	$0.0000	$0.0490

June 2025	$0.0444	$0.0000	$0.0000	$0.0444

July 2025	$0.0501	$0.0000	$0.0000	$0.0501

August 2025	$0.0471	$0.0000	$0.0000	$0.0471

September 2025	$0.0486	$0.0000	$0.0000	$0.0486

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0530	$0.0000	$0.0000	$0.0530

May 2025	$0.0486	$0.0000	$0.0000	$0.0486

June 2025	$0.0441	$0.0000	$0.0000	$0.0441

July 2025	$0.0497	$0.0000	$0.0000	$0.0497

August 2025	$0.0467	$0.0000	$0.0000	$0.0467

September 2025	$0.0483	$0.0000	$0.0000	$0.0483

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0515	$0.0000	$0.0000	$0.0515

May 2025	$0.0470	$0.0000	$0.0000	$0.0470

June 2025	$0.0426	$0.0000	$0.0000	$0.0426

July 2025	$0.0481	$0.0000	$0.0000	$0.0481

August 2025	$0.0450	$0.0000	$0.0000	$0.0450

September 2025	$0.0467	$0.0000	$0.0000	$0.0467

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0464	$0.0000	$0.0000	$0.0464

May 2025	$0.0414	$0.0000	$0.0000	$0.0414

June 2025	$0.0375	$0.0000	$0.0000	$0.0375

July 2025	$0.0426	$0.0000	$0.0000	$0.0426

August 2025	$0.0392	$0.0000	$0.0000	$0.0392

September 2025	$0.0414	$0.0000	$0.0000	$0.0414

216	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

PIMCO Emerging Markets Corporate Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0498	$0.0000	$0.0000	$0.0498

May 2025	$0.0488	$0.0000	$0.0000	$0.0488

June 2025	$0.0474	$0.0000	$0.0000	$0.0474

July 2025	$0.0509	$0.0000	$0.0000	$0.0509

August 2025	$0.0451	$0.0000	$0.0000	$0.0451

September 2025	$0.0456	$0.0000	$0.0000	$0.0456

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0466	$0.0000	$0.0000	$0.0466

May 2025	$0.0479	$0.0000	$0.0000	$0.0479

June 2025	$0.0438	$0.0000	$0.0000	$0.0438

July 2025	$0.0478	$0.0000	$0.0000	$0.0478

August 2025	$0.0505	$0.0000	$0.0000	$0.0505

September 2025	$0.0493	$0.0000	$0.0000	$0.0493

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0460	$0.0000	$0.0000	$0.0460

May 2025	$0.0473	$0.0000	$0.0000	$0.0473

June 2025	$0.0432	$0.0000	$0.0000	$0.0432

July 2025	$0.0472	$0.0000	$0.0000	$0.0472

August 2025	$0.0499	$0.0000	$0.0000	$0.0499

September 2025	$0.0488	$0.0000	$0.0000	$0.0488

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0442	$0.0000	$0.0000	$0.0442

May 2025	$0.0453	$0.0000	$0.0000	$0.0453

June 2025	$0.0414	$0.0000	$0.0000	$0.0414

July 2025	$0.0452	$0.0000	$0.0000	$0.0452

August 2025	$0.0479	$0.0000	$0.0000	$0.0479

September 2025	$0.0469	$0.0000	$0.0000	$0.0469

PIMCO Emerging Markets Full Spectrum Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0356	$0.0000	$0.0000	$0.0356

May 2025	$0.0348	$0.0000	$0.0000	$0.0348

June 2025	$0.0325	$0.0000	$0.0000	$0.0325

July 2025	$0.0355	$0.0000	$0.0000	$0.0355

August 2025	$0.0361	$0.0000	$0.0000	$0.0361

September 2025	$0.0349	$0.0000	$0.0000	$0.0349

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	217

Distribution Information	(Cont.)

PIMCO Emerging Markets Local Currency and Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0341	$0.0000	$0.0000	$0.0341

May 2025	$0.0361	$0.0000	$0.0000	$0.0361

June 2025	$0.0318	$0.0000	$0.0000	$0.0318

July 2025	$0.0357	$0.0000	$0.0000	$0.0357

August 2025	$0.0406	$0.0000	$0.0000	$0.0406

September 2025	$0.0358	$0.0000	$0.0000	$0.0358

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0336	$0.0000	$0.0000	$0.0336

May 2025	$0.0356	$0.0000	$0.0000	$0.0356

June 2025	$0.0313	$0.0000	$0.0000	$0.0313

July 2025	$0.0351	$0.0000	$0.0000	$0.0351

August 2025	$0.0400	$0.0000	$0.0000	$0.0400

September 2025	$0.0354	$0.0000	$0.0000	$0.0354

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0334	$0.0000	$0.0000	$0.0334

May 2025	$0.0353	$0.0000	$0.0000	$0.0353

June 2025	$0.0311	$0.0000	$0.0000	$0.0311

July 2025	$0.0349	$0.0000	$0.0000	$0.0349

August 2025	$0.0397	$0.0000	$0.0000	$0.0397

September 2025	$0.0352	$0.0000	$0.0000	$0.0352

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0322	$0.0000	$0.0000	$0.0322

May 2025	$0.0340	$0.0000	$0.0000	$0.0340

June 2025	$0.0299	$0.0000	$0.0000	$0.0299

July 2025	$0.0336	$0.0000	$0.0000	$0.0336

August 2025	$0.0384	$0.0000	$0.0000	$0.0384

September 2025	$0.0338	$0.0000	$0.0000	$0.0338

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0286	$0.0000	$0.0000	$0.0286

May 2025	$0.0302	$0.0000	$0.0000	$0.0302

June 2025	$0.0263	$0.0000	$0.0000	$0.0263

July 2025	$0.0297	$0.0000	$0.0000	$0.0297

August 2025	$0.0344	$0.0000	$0.0000	$0.0344

September 2025	$0.0301	$0.0000	$0.0000	$0.0301

218	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

PIMCO Global Advantage® Strategy Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0415	$0.0000	$0.0005	$0.0420

May 2025	$0.0351	$0.0000	$0.0000	$0.0351

June 2025	$0.0340	$0.0000	$0.0000	$0.0340

July 2025	$0.0403	$0.0000	$0.0000	$0.0403

August 2025	$0.0352	$0.0000	$0.0000	$0.0352

September 2025	$0.0409	$0.0000	$0.0000	$0.0409

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0377	$0.0000	$0.0005	$0.0382

May 2025	$0.0317	$0.0000	$0.0000	$0.0317

June 2025	$0.0312	$0.0000	$0.0000	$0.0312

July 2025	$0.0368	$0.0000	$0.0000	$0.0368

August 2025	$0.0316	$0.0000	$0.0000	$0.0316

September 2025	$0.0376	$0.0000	$0.0000	$0.0376

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0370	$0.0000	$0.0000	$0.0370

May 2025	$0.0391	$0.0000	$0.0000	$0.0391

June 2025	$0.0402	$0.0000	$0.0000	$0.0402

July 2025	$0.0426	$0.0000	$0.0000	$0.0426

August 2025	$0.0431	$0.0000	$0.0000	$0.0431

September 2025	$0.0391	$0.0000	$0.0000	$0.0391

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0362	$0.0000	$0.0000	$0.0362

May 2025	$0.0382	$0.0000	$0.0000	$0.0382

June 2025	$0.0394	$0.0000	$0.0000	$0.0394

July 2025	$0.0418	$0.0000	$0.0000	$0.0418

August 2025	$0.0422	$0.0000	$0.0000	$0.0422

September 2025	$0.0383	$0.0000	$0.0000	$0.0383

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0342	$0.0000	$0.0000	$0.0342

May 2025	$0.0361	$0.0000	$0.0000	$0.0361

June 2025	$0.0375	$0.0000	$0.0000	$0.0375

July 2025	$0.0397	$0.0000	$0.0000	$0.0397

August 2025	$0.0400	$0.0000	$0.0000	$0.0400

September 2025	$0.0364	$0.0000	$0.0000	$0.0364

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0284	$0.0000	$0.0000	$0.0284

May 2025	$0.0298	$0.0000	$0.0000	$0.0298

June 2025	$0.0317	$0.0000	$0.0000	$0.0317

July 2025	$0.0336	$0.0000	$0.0000	$0.0336

August 2025	$0.0336	$0.0000	$0.0000	$0.0336

September 2025	$0.0305	$0.0000	$0.0000	$0.0305

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	219

Distribution Information	(Cont.)

PIMCO International Bond Fund (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0258	$0.0000	$0.0022	$0.0280

May 2025	$0.0271	$0.0000	$0.0000	$0.0271

June 2025	$0.0284	$0.0000	$0.0000	$0.0284

July 2025	$0.0284	$0.0000	$0.0000	$0.0284

August 2025	$0.0274	$0.0000	$0.0000	$0.0274

September 2025	$0.0264	$0.0000	$0.0000	$0.0264

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0253	$0.0000	$0.0021	$0.0274

May 2025	$0.0264	$0.0000	$0.0000	$0.0264

June 2025	$0.0278	$0.0000	$0.0000	$0.0278

July 2025	$0.0278	$0.0000	$0.0000	$0.0278

August 2025	$0.0267	$0.0000	$0.0000	$0.0267

September 2025	$0.0258	$0.0000	$0.0000	$0.0258

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0250	$0.0000	$0.0021	$0.0271

May 2025	$0.0260	$0.0000	$0.0000	$0.0260

June 2025	$0.0274	$0.0000	$0.0000	$0.0274

July 2025	$0.0274	$0.0000	$0.0000	$0.0274

August 2025	$0.0263	$0.0000	$0.0000	$0.0263

September 2025	$0.0255	$0.0000	$0.0000	$0.0255

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0244	$0.0000	$0.0020	$0.0264

May 2025	$0.0253	$0.0000	$0.0000	$0.0253

June 2025	$0.0268	$0.0000	$0.0000	$0.0268

July 2025	$0.0268	$0.0000	$0.0000	$0.0268

August 2025	$0.0257	$0.0000	$0.0000	$0.0257

September 2025	$0.0249	$0.0000	$0.0000	$0.0249

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0235	$0.0000	$0.0020	$0.0255

May 2025	$0.0243	$0.0000	$0.0000	$0.0243

June 2025	$0.0259	$0.0000	$0.0000	$0.0259

July 2025	$0.0258	$0.0000	$0.0000	$0.0258

August 2025	$0.0246	$0.0000	$0.0000	$0.0246

September 2025	$0.0239	$0.0000	$0.0000	$0.0239

220	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0193	$0.0000	$0.0016	$0.0209

May 2025	$0.0192	$0.0000	$0.0000	$0.0192

June 2025	$0.0211	$0.0000	$0.0000	$0.0211

July 2025	$0.0208	$0.0000	$0.0000	$0.0208

August 2025	$0.0194	$0.0000	$0.0000	$0.0194

September 2025	$0.0191	$0.0000	$0.0000	$0.0191

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	221

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

222	PIMCO INTERNATIONAL BOND FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	223

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed

224	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	225

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate

226	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	227

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

(the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on

228	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	229

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSINTLBONDFSTMSAR_093025

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

Municipal Value Funds

PIMCO California Municipal Intermediate Value Fund

PIMCO California Municipal Opportunistic Value Fund

PIMCO National Municipal Intermediate Value Fund

PIMCO National Municipal Opportunistic Value Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs.

2	MUNICIPAL VALUE FUNDS

The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share class along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Diversification Status
PIMCO California Municipal Intermediate Value Fund	03/18/2019	03/18/2019	Diversified
PIMCO California Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Diversified
PIMCO National Municipal Intermediate Value Fund	03/18/2019	03/18/2019	Diversified
PIMCO National Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the Funds	(Cont.)

proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	MUNICIPAL VALUE FUNDS

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO California Municipal Intermediate Value Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.95	$0.12	$0.17	$0.29	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2025	10.03	0.24	(0.07)	0.17	(0.25)	0.00	0.00	(0.25)

03/31/2024	10.00	0.20	0.03	0.23	(0.20)	0.00	0.00	(0.20)

03/31/2023	10.08	0.17	(0.08)	0.09	(0.17)	0.00	0.00	(0.17)

03/31/2022	10.59	0.14	(0.51)	(0.37)	(0.14)	0.00	0.00	(0.14)

PIMCO California Municipal Opportunistic Value Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.68	$0.17	$(0.01)	$0.16	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2025	9.85	0.33	(0.17)	0.16	(0.33)	0.00	0.00	(0.33)

03/31/2024	9.81	0.31	0.04	0.35	(0.31)	0.00	0.00	(0.31)

03/31/2023	9.91	0.27	(0.10)	0.17	(0.27)	0.00	0.00	(0.27)

03/31/2022	10.28	0.22	(0.36)	(0.14)	(0.22)	(0.01)	0.00	(0.23)

PIMCO National Municipal Intermediate Value Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.97	$0.15	$0.18	$0.33	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2025	10.05	0.28	(0.07)	0.21	(0.29)	0.00	0.00	(0.29)

03/31/2024	10.07	0.24	(0.02)	0.22	(0.24)	0.00	0.00	(0.24)

03/31/2023	10.17	0.19	(0.10)	0.09	(0.19)	0.00	0.00	(0.19)

03/31/2022	10.67	0.14	(0.50)	(0.36)	(0.14)	0.00	0.00	(0.14)

PIMCO National Municipal Opportunistic Value Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.67	$0.18	$0.03	$0.21	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2025	9.84	0.34	(0.17)	0.17	(0.34)	0.00	0.00	(0.34)

03/31/2024	9.83	0.32	0.01	0.33	(0.32)	0.00	0.00	(0.32)

03/31/2023	10.03	0.28	(0.20)	0.08	(0.28)	0.00	0.00	(0.28)

03/31/2022	10.49	0.24	(0.46)	(0.22)	(0.24)	0.00	0.00	(0.24)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)	Effective August 1, 2024, the Fund’s Investment advisory fee was decreased by 0.03% to an annual rate of 0.37%.

6	MUNICIPAL VALUE FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.11	2.89%	$25,443	0.41	%*	0.50	%*	0.41	%*	0.50	%*	2.49	%*	1%

9.95	1.67	25,782	0.39		0.50		0.39		0.50		2.44		24

10.03	2.38	27,357	0.39		0.50		0.39		0.50		2.06		24

10.00	0.96	26,377	0.39		0.50		0.39		0.50		1.71		4

10.08	(3.52)	66,115	0.39		0.50		0.39		0.50		1.34		11

$9.67	1.65%	$215,358	0.60	%*	0.60	%*	0.60	%*	0.60	%*	3.47	%*	8%

9.68	1.61	247,430	0.60	(e)	0.61	(e)	0.60	(e)	0.61	(e)	3.34		20

9.85	3.68	268,432	0.60		0.63		0.60		0.63		3.22		11

9.81	1.76	235,747	0.60		0.63		0.60		0.63		2.72		45

9.91	(1.35)	204,990	0.60		0.63		0.60		0.63		2.16		15

$10.15	3.38%	$53,076	0.40	%*	0.50	%*	0.40	%*	0.50	%*	3.08	%*	3%

9.97	2.09	81,639	0.39		0.50		0.39		0.50		2.84		25

10.05	2.21	121,511	0.39		0.50		0.39		0.50		2.40		22

10.07	0.90	133,545	0.39		0.50		0.39		0.50		1.85		27

10.17	(3.44)	213,077	0.39		0.50		0.39		0.50		1.29		7

$9.70	2.17%	$229,994	0.60	%*	0.60	%*	0.60	%*	0.60	%*	3.68	%*	0%

9.67	1.77	271,665	0.60	(e)	0.61	(e)	0.60	(e)	0.61	(e)	3.50		20

9.84	3.49	314,181	0.60		0.63		0.60		0.63		3.34		13

9.83	0.88	305,030	0.60		0.63		0.60		0.63		2.89		19

10.03	(2.18)	204,459	0.60		0.63		0.60		0.63		2.26		12

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Statements of Assets and Liabilities	September 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Assets:

Investments, at value
Investments in securities	$23,837	$211,719	$51,848	$227,593
Investments in Affiliates	1,362	1,370	702	230
Receivable for Fund shares sold	0	206	0	50
Interest and/or dividends receivable	289	2,515	592	3,233
Dividends receivable from Affiliates	3	5	1	1
Total Assets	25,491	215,815	53,143	231,107

Liabilities:

Payable for investments in Affiliates purchased	$3	$5	$1	$1
Payable for Fund shares redeemed	35	347	44	997
Distributions payable	0	3	0	2
Accrued investment advisory fees	6	63	13	70
Accrued supervisory and administrative fees	4	39	9	43
Total Liabilities	48	457	67	1,113

Commitments and Contingent Liabilities^

Net Assets	$25,443	$215,358	$53,076	$229,994

Net Assets Consist of:

Paid in capital	$27,089	$218,148	$60,375	$234,202
Distributable earnings (accumulated loss)	(1,646)	(2,790)	(7,299)	(4,208)

Net Assets	$25,443	$215,358	$53,076	$229,994

Net Assets:

Institutional Class	$25,443	$215,358	$53,076	$229,994

Shares Issued and Outstanding:

Institutional Class	2,516	22,264	5,230	23,706

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.11	$9.67	$10.15	$9.70

Cost of investments in securities	$23,689	$212,520	$51,628	$230,651
Cost of investments in Affiliates	$1,362	$1,370	$702	$230

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 7, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

8	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Investment Income:
Interest	$354	$4,396	$1,077	$5,233
Dividends	2	7	4	4
Dividends from Investments in Affiliates	12	104	23	42
Total Income	368	4,507	1,104	5,279

Expenses:

Investment advisory fees	38	410	95	457
Supervisory and administrative fees	26	255	64	284
Trustee fees	0	1	0	1
Total Expenses	64	666	159	742
Waiver and/or Reimbursement by PIMCO	(12)	0	(30)	0
Net Expenses	52	666	129	742

Net Investment Income (Loss)	316	3,841	975	4,537

Net Realized Gain (Loss):

Investments in securities	4	(983)	(382)	(595)
Investments in Affiliates	0	11	1	2

Net Realized Gain (Loss)	4	(972)	(381)	(593)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	395	350	1,277	649
Investments in Affiliates	0	(8)	0	0

Net Change in Unrealized Appreciation (Depreciation)	395	342	1,277	649

Net Increase (Decrease) in Net Assets Resulting from Operations	$715	$3,211	$1,871	$4,593

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Statements of Changes in Net Assets

	PIMCO California Municipal Intermediate Value Fund		PIMCO California Municipal Opportunistic Value Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$316	$646	$3,841	$8,843
Net realized gain (loss)	4	(264)	(972)	(447)
Net change in unrealized appreciation (depreciation)	395	66	342	(4,262)

Net Increase (Decrease) in Net Assets Resulting from Operations	715	448	3,211	4,134

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(318)	(651)	(3,839)	(8,837)

Total Distributions(a)	(318)	(651)	(3,839)	(8,837)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(736)	(1,372)	(31,444)	(16,299)

Total Increase (Decrease) in Net Assets	(339)	(1,575)	(32,072)	(21,002)

Net Assets:

Beginning of period	25,782	27,357	247,430	268,432
End of period	$25,443	$25,782	$215,358	$247,430

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 11, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	MUNICIPAL VALUE FUNDS	See Accompanying Notes

PIMCO National Municipal Intermediate Value Fund		PIMCO National Municipal Opportunistic Value Fund

Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

$975	$2,842	$4,537	$10,573
(381)	(1,648)	(593)	345
1,277	1,050	649	(5,218)

1,871	2,244	4,593	5,700

(975)	(2,847)	(4,533)	(10,567)

(975)	(2,847)	(4,533)	(10,567)

(29,459)	(39,269)	(41,731)	(37,649)

(28,563)	(39,872)	(41,617)	(42,516)

81,639	121,511	271,665	314,181
$53,076	$81,639	$229,994	$271,665

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Schedule of Investments	PIMCO California Municipal Intermediate Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.6%

MUNICIPAL BONDS & NOTES 93.6%

CALIFORNIA 85.4%

Acalanes Union High School District, California General Obligation Bonds, Series 2010
6.250% due 08/01/2035	$250	$281

Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007
0.000% due 08/01/2030 (a)	385	338

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2036	545	568

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (a)	225	145

California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2032	350	368
5.000% due 02/01/2035	250	257

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024
5.000% due 06/01/2039	500	559

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	400	442

California School Finance Authority Revenue Bonds, Series 2020
4.000% due 07/01/2034	300	313

California School Finance Authority Revenue Notes, Series 2020
4.000% due 07/01/2029	250	263

California State General Obligation Bonds, Series 2025
3.600% due 12/01/2035	560	573

California State General Obligation Notes, Series 2020
4.000% due 11/01/2030	245	264

California State General Obligation Notes, Series 2024
3.100% due 12/01/2033	300	303

California State Public Works Board Revenue Notes, Series 2017
5.000% due 10/01/2027	220	232

California State Public Works Board Revenue Notes, Series 2022
5.000% due 08/01/2032	225	255

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
5.000% due 07/01/2031	600	641

California Statewide Communities Development Authority Revenue Bonds, Series 2003
5.000% due 05/01/2033	300	329

Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2019
5.000% due 08/01/2032	250	259

Central Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2025
5.000% due 08/01/2034	325	371

Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2039	125	140

Escondido, California General Obligation Bonds, Series 2015
5.000% due 09/01/2036	500	501

Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016
4.000% due 08/01/2028	905	915

Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016
4.000% due 04/01/2026	330	332

Glendale, California Electric Revenue Bonds, Series 2016
5.000% due 02/01/2030	475	478

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2021
4.000% due 06/01/2033	$295	$313

Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 08/01/2034	350	371

Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006
0.000% due 11/01/2028 (a)	500	461

Lancaster County Hospital Authority, California Revenue Notes, (BAM Insured), Series 2024
5.000% due 05/01/2033	425	495

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2032	920	945

Los Angeles Unified School District, California General Obligation Notes, Series 2023
5.000% due 07/01/2031	500	578

Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2028	375	380

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
4.000% due 11/01/2033	345	346

Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022
4.000% due 06/01/2036	405	420

Pasadena Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2029	250	256

Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2027	445	446

Rialto Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2024
5.000% due 09/01/2037	350	396

Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008
0.000% due 09/01/2029 (a)	450	406

Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014
3.250% due 09/01/2026	325	325

Sacramento County, California Airport System Revenue Notes, Series 2018
5.000% due 07/01/2028	750	793

San Bernardino Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2034	335	341

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016
5.000% due 08/01/2035	400	405

San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2023
5.000% due 10/15/2031	210	245

San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2024
5.000% due 10/15/2032	300	355

San Francisco, California City & County Certificates of Participation Bonds, Series 2024
5.000% due 04/01/2035	500	578

San Jose Financing Authority, California Revenue Notes, Series 2021
4.000% due 10/01/2028	175	184

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2031	500	500

San Marcos Schools Financing Authority, California Special Tax Notes, Series 2024
5.000% due 09/01/2033	400	464

Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022
5.000% due 12/01/2034	400	457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soledad Unified School District, California General Obligation Notes, (BAM Insured), Series 2024
5.000% due 08/01/2032	$200	$231
5.000% due 08/01/2034	330	386

Stanislaus Union School District, California General Obligation Notes, (BAM Insured), Series 2024
5.000% due 08/01/2031	370	420

Ventura Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2039	360	394

Washington Township Health Care District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2038	300	338

West Basin Municipal Water District, California Revenue Bonds, Series 2016
5.000% due 08/01/2034	250	252

West Contra Costa Healthcare District, California Special Tax Notes, Series 2021
5.000% due 07/01/2029	120	132

		21,740

ILLINOIS 6.6%

Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,004

University of Illinois Revenue Notes, Series 2018
5.000% due 04/01/2028	625	663

		1,667

KENTUCKY 0.5%

Corbin Independent School District Finance Corp. Kentucky Revenue Notes, Series 2016
3.000% due 02/01/2026	125	125

MULTI-STATE 1.1%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	292	293

Total Municipal Bonds & Notes (Cost $23,677)		23,825

	SHARES
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

Fidelity Investments Money Market Government Portfolio, Class I
4.220% (b)	11,623	12

Total Short-Term Instruments (Cost $12)		12

Total Investments in Securities (Cost $23,689)		23,837

INVESTMENTS IN AFFILIATES 5.4%

SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%

PIMCO Short-Term Floating NAV Portfolio III	139,839	1,362

Total Short-Term Instruments (Cost $1,362)		1,362

Total Investments in Affiliates (Cost $1,362)		1,362

Total Investments 99.0% (Cost $25,051)		$25,199

Other Assets and Liabilities, net 1.0%		244

Net Assets 100.0%		$25,443

12	MUNICIPAL VALUE FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*   A zero balance may reflect actual amounts rounding to less than one thousand.

(a)   Zero coupon security.

(b)   Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$21,740	$0	$21,740
Illinois	0	1,667	0	1,667
Kentucky	0	125	0	125
Multi-State	0	293	0	293
Short-Term Instruments
Mutual Funds	12	0	0	12

	$12	$23,825	$0	$23,837

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,362	$0	$0	$1,362

Total Investments	$1,374	$23,825	$0	$25,199

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Schedule of Investments	PIMCO California Municipal Opportunistic Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.3%

MUNICIPAL BONDS & NOTES 98.2%

CALIFORNIA 93.0%

Alameda Health Care District, California Certificates of Participation Bonds, Series 2024
5.000% due 09/15/2049	$2,455	$2,573

Alameda Public Financing Authority, California Revenue Bonds, Series 2010
5.250% due 07/01/2029	1,160	1,162

Alhambra Unified School District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2048	2,500	2,664

Alum Rock Union Elementary School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2048	1,210	1,276

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2047	1,000	1,017

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2041 (a)	2,000	933

Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2052	1,500	1,613

Brentwood Union School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2052	1,425	1,502

Butte-Glenn Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	1,815	1,726

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	2,500	2,712

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	3,000	3,179

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
5.000% due 11/01/2050	1,000	1,020

California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.000% due 05/15/2051	2,000	1,777

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.250% due 02/01/2048	1,935	2,062

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
5.750% due 08/15/2029	410	411

California Municipal Finance Authority Revenue Bonds, (CM Insured), Series 2019
5.000% due 01/01/2049	1,000	1,024

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	2,000	2,020

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 06/01/2042	2,000	2,033

California Municipal Finance Authority Revenue Bonds, Series 2024
4.000% due 12/01/2043	2,000	1,889
5.000% due 09/01/2049	1,450	1,514

California Municipal Finance Authority Revenue Notes, Series 2024
5.000% due 12/01/2025	330	331

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	100	100

California State General Obligation Bonds, (SGI Insured), Series 2002
5.000% due 10/01/2028	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2000
5.750% due 05/01/2030	$85	$85

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 08/15/2046	2,175	2,184

Cambrian School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2046	1,750	1,818

Carson Public Financing Authority, California Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,000	2,101

Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2046	1,150	1,239

Central School District, California General Obligation Bonds, (BAM Insured), Series 2022
0.000% due 08/01/2044 (a)	1,275	536

Central Union High School District-Imperial County, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,000	1,857

Ceres Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 08/01/2051	5,000	5,041

Chino Valley Unified School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	3,075	3,246

Chowchilla Union High School District, California General Obligation Bonds, Series 2022
5.500% due 08/01/2052	2,000	2,140

Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	2,500	2,659

Cosumnes Community Services District, California Certificates of Participation Bonds, Series 2022
5.000% due 11/01/2042	1,000	1,044

Discovery Bay California Public Financing Authority Revenue Bonds, Series 2022
5.000% due 12/01/2042	1,005	1,090

Durham Unified School District, California General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 08/01/2054	1,695	1,770

El Centro Elemenatry School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2047	1,315	1,380
5.250% due 08/01/2050	930	985

El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	1,000	1,044

Elk Grove Finance Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2042	1,385	1,493

Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007
0.000% due 04/01/2030 (a)	2,000	1,771

Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 08/01/2046	2,000	1,927

Fontana Unified School District, California General Obligation Bonds, Series 2025
5.250% due 08/01/2050	730	791

Guadalupe Union School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	1,925	2,068

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
5.000% due 09/01/2048	2,000	2,092

Jefferson Elementary School District, California General Obligation Bonds, Series 2023
5.000% due 09/01/2049	1,450	1,537

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022
0.000% due 04/01/2042 (a)	$2,215	$1,044

La Mesa-Spring Valley School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2047	2,375	2,479

Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022
5.250% due 04/01/2047	2,000	2,113

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 05/01/2054	2,000	2,096

Lancaster School District, California General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 08/01/2051	1,410	1,484

Lemon Grove School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2049	1,170	1,225

Livermore, California Certificates of Participation Bonds, Series 2022
4.750% due 04/01/2047	1,330	1,368

Local Public Schools Funding Authority School Improvement District, California General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 08/01/2050	1,160	1,213

Long Beach, California Harbor Revenue Bonds, Series 2019
5.000% due 05/15/2044	3,000	3,111

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	8,775	8,805

Los Angeles Housing Authority, California Revenue Notes, (FNMA Insured), Series 2024
3.750% due 04/01/2034	2,500	2,498

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.250% due 07/01/2047	1,915	2,043

Madera Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2024
5.000% due 09/01/2043	1,000	1,080

Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 05/01/2047	2,000	2,119

McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022
5.250% due 11/01/2049	1,000	1,038

Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022
4.000% due 06/01/2045	1,750	1,691

Modesto Elementary School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2047	2,480	2,612

Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
3.550% (US0003M + 0.580%) due 09/01/2027 ~	675	674
3.600% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,535

Moreno Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 08/01/2050	3,000	3,142

Oakdale Joint Unified School District, California General Obligation Bonds, Series 2025
5.250% due 08/01/2050	3,000	3,197

Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000	1,045
5.000% due 11/01/2052	1,000	1,035

Pacifica School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2050	2,765	2,875

Palmdale Financing Authority, California Revenue Bonds, (BAM Insured), Series 2023
4.500% due 06/01/2053	2,750	2,779

14	MUNICIPAL VALUE FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 08/01/2052	$3,000	$3,119

Pittsburg Unified School District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2047	1,275	1,285

Puente Basin Water Agency, California Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,620	2,805

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016
5.000% due 05/15/2041	3,750	3,773

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	884
4.000% due 06/01/2047	2,000	1,774

Sacramento County, California Airport System Revenue Notes, Series 2025
5.000% due 07/01/2034	1,000	1,115

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	3,230	3,230

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	3,290	3,364

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2046	1,500	1,520

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016
5.000% due 04/01/2048	2,490	2,505

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
4.000% due 10/15/2048	1,750	1,668
5.250% due 08/01/2048	1,500	1,612

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2024
5.000% due 10/15/2049	2,135	2,254

San Diego Unified School District, California General Obligation Bonds, Series 2012
0.000% due 07/01/2040 (b)	2,500	2,611

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2048	2,500	2,639

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2046	4,450	4,450

San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019
5.000% due 03/01/2040	1,000	1,045

San Juan Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,500	2,332
5.000% due 08/01/2040	1,000	1,068
5.000% due 08/01/2041	1,035	1,099

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Leandro Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2048	$2,000	$2,110

Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2049	3,250	3,267

Santa Ana Public Financing Authority, California Revenue Bonds, Series 2024
5.000% due 09/01/2049	1,100	1,172

Santa Clara Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,260	1,312

Santa Cruz County Capital Financing Authority, California Revenue Bonds, Series 2024
4.125% due 06/01/2039	2,600	2,631

South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022
0.000% due 08/01/2037 (a)	1,290	777

South Tahoe Joint Powers Financing Authority, California Revenue Bonds, Series 2023
5.250% due 10/01/2048	1,825	1,968

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052	2,000	2,101

Tracy Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 11/01/2049	1,345	1,402

Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2049	1,000	1,086

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2042	2,655	2,697

West Covina Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2047	3,000	2,911

		200,328

INDIANA 1.0%

Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022
5.000% due 12/15/2041	2,050	2,154

MULTI-STATE 2.1%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	2,919	2,928

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.700% due 04/25/2042 ~	1,495	1,516

		4,444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.9%

Warren City School District, Ohio Certificates of Participation Bonds, Series 2023
4.625% due 12/01/2052	$2,000	$1,880

TEXAS 0.6%

Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022
5.000% due 08/01/2042	1,160	1,216

UTAH 0.6%

Utah Infrastructure Agency Revenue Bonds, Series 2022
5.500% due 10/15/2049	1,350	1,427

Total Municipal Bonds & Notes (Cost $212,250)		211,449

	SHARES
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

Fidelity Investments Money Market Government Portfolio, Class I
4.220% (c)	270,136	270

Total Short-Term Instruments (Cost $270)		270

Total Investments in Securities (Cost $212,520)		211,719

INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%

PIMCO Short-Term Floating NAV Portfolio III	140,649	1,370

Total Short-Term Instruments (Cost $1,370)		1,370

Total Investments in Affiliates (Cost $1,370)		1,370

Total Investments 98.9% (Cost $213,890)		$213,089

Other Assets and Liabilities, net 1.1%		2,269

Net Assets 100.0%		$215,358

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

(c)	Coupon represents a 7-Day Yield.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Schedule of Investments	PIMCO California Municipal Opportunistic Value Fund	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$200,328	$0	$200,328
Indiana	0	2,154	0	2,154
Multi-State	0	4,444	0	4,444
Ohio	0	1,880	0	1,880
Texas	0	1,216	0	1,216
Utah	0	1,427	0	1,427
Short-Term Instruments
Mutual Funds	270	0	0	270

	$270	$211,449	$0	$211,719

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,370	$0	$0	$1,370

Total Investments	$1,640	$211,449	$0	$213,089

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

16	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO National Municipal Intermediate Value Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.7%

MUNICIPAL BONDS & NOTES 97.2%

ALABAMA 4.1%

Alabama Corrections Institution Finance Authority Revenue Notes, Series 2022
5.000% due 07/01/2028	$1,500	$1,596

Marshall County, Alabama Board of Education Special Tax Notes, (BAM Insured), Series 2024
5.000% due 03/01/2034	500	563

		2,159

ALASKA 4.3%

Alaska Housing Finance Corp. Revenue Notes, Series 2024
5.000% due 12/01/2032	2,000	2,270

CALIFORNIA 5.6%

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (a)	945	609

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2035	730	822
5.000% due 12/01/2036	380	424

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.500% due 08/01/2038	1,120	1,123

		2,978

FLORIDA 3.0%

Jacksonville Housing Authority, Florida Revenue Notes, Series 2024
5.000% due 02/01/2034	1,500	1,611

GEORGIA 2.9%

Griffin-Spalding County Hospital Authority, Georgia Revenue Bonds, Series 2017
5.000% due 04/01/2033	1,500	1,540

ILLINOIS 17.6%

Chicago Park District, Illinois General Obligation Bonds, Series 2024
5.000% due 11/15/2035	2,005	2,213

Cook County, Illinois School District No 111, Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	737
4.000% due 12/01/2030	1,020	1,035

Cook County, Illinois School District No 26, River Trails General Obligation Notes, Series 2024
5.000% due 12/15/2032	430	479

Jefferson & Franklin Etc Counties Community College District, Illinois General Obligation Notes, (AGM Insured), Series 2023
5.000% due 12/01/2031	1,275	1,408

Kendall Kane & Will Counties Community Unit School District, Illinois General Obligation Notes, (BAM Insured), Series 2023
4.000% due 10/01/2030	1,000	1,058

Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016
4.000% due 12/01/2036	1,000	1,001

Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019
4.000% due 01/01/2033	1,445	1,430

		9,361

INDIANA 0.7%

Fort Wayne Redevelopment Authority, Indiana Revenue Notes, Series 2022
5.000% due 12/15/2029	360	392

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MAINE 2.8%

Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2030	$1,065	$1,139

Maine Municipal Bond Bank, Revenue Bonds, Series 2023
5.000% due 11/01/2037	310	345

		1,484

MICHIGAN 2.4%

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2035	720	744

Zeeland Public School, Michigan General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 05/01/2037	500	548

		1,292

MINNESOTA 1.9%

Minnesota Housing Finance Agency Revenue Bonds, Series 2015
5.000% due 08/01/2036	1,000	1,002

MISSISSIPPI 3.1%

Mississippi Development Bank Revenue Notes, (BAM Insured), Series 2023
5.000% due 04/01/2031	1,485	1,635

MISSOURI 5.1%

Greene County, Missouri Certificates of Participation Bonds, Series 2018
5.000% due 09/01/2034	1,185	1,243

Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
5.000% due 03/01/2037	560	607

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	539
5.250% due 05/01/2037	300	326

		2,715

MULTI-STATE 1.8%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	973	976

NEVADA 2.3%

Clark Department of Aviation, Nevada Revenue Notes, Series 2022
5.000% due 07/01/2026	1,170	1,189

NEW YORK 3.2%

Long Island Power Authority, New York Revenue Notes, Series 2025
5.000% due 09/01/2035	1,460	1,710

OHIO 2.4%

Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019
4.000% due 03/01/2035	1,225	1,249

OREGON 7.9%

Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2036 (a)	1,605	1,025

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2036 (b)	1,685	1,692

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oregon Coast Community College District, Oregon General Obligation Bonds, Series 2024
5.000% due 06/15/2037	$300	$339

Port of Portland, Oregon Airport Revenue Notes, Series 2024
5.000% due 07/01/2033	1,000	1,119

		4,175

PENNSYLVANIA 6.2%

Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022
4.000% due 11/15/2036	1,000	1,015

Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2028	1,095	1,160

Neshannock Township School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2038	465	480
5.000% due 09/01/2039	595	611

		3,266

SOUTH CAROLINA 2.0%

South Carolina Ports Authority Revenue Bonds, Series 2018
5.000% due 07/01/2034	1,025	1,067

SOUTH DAKOTA 4.0%

South Dakota Board of Regents Revenue Bonds, Series 2017
5.000% due 04/01/2032	1,010	1,047

South Dakota Housing Development Authority Revenue Notes, Series 2022
5.000% due 05/01/2029	1,005	1,084

		2,131

TEXAS 13.9%

Brownsville, Texas General Obligation Bonds, Series 2017
5.000% due 02/15/2036	1,225	1,250

City of Odessa, Texas General Obligation Notes, Series 2019
5.000% due 03/01/2026	545	549
5.000% due 03/01/2027	515	529

EP Cimarron Ventanas PFC, Texas Revenue Bonds, Series 2024
4.125% due 12/01/2039	2,000	1,954

Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2027	860	860

Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016
3.000% due 11/01/2025	590	590

Waller County, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2037	1,615	1,653

		7,385

Total Municipal Bonds & Notes (Cost $51,367)		51,587

	SHARES
SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.5%

Fidelity Investments Money Market Government Portfolio, Class I
4.220% (c)	261,244	261

Total Short-Term Instruments (Cost $261)		261

Total Investments in Securities (Cost $51,628)		51,848

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Schedule of Investments	PIMCO National Municipal Intermediate Value Fund	(Cont.)	September 30, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%

PIMCO Short-Term Floating NAV Portfolio III	72,097	$702

Total Short-Term Instruments (Cost $702)		702

Total Investments in Affiliates (Cost $702)		702

Total Investments 99.0% (Cost $52,330)		$52,550

Other Assets and Liabilities, net 1.0%		526

Net Assets 100.0%		$53,076

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

(c)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,159	$0	$2,159
Alaska	0	2,270	0	2,270
California	0	2,978	0	2,978
Florida	0	1,611	0	1,611
Georgia	0	1,540	0	1,540
Illinois	0	9,361	0	9,361
Indiana	0	392	0	392
Maine	0	1,484	0	1,484
Michigan	0	1,292	0	1,292
Minnesota	0	1,002	0	1,002
Mississippi	0	1,635	0	1,635
Missouri	0	2,715	0	2,715
Multi-State	0	976	0	976
Nevada	0	1,189	0	1,189
New York	0	1,710	0	1,710

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Ohio	$0	$1,249	$0	$1,249
Oregon	0	4,175	0	4,175
Pennsylvania	0	3,266	0	3,266
South Carolina	0	1,067	0	1,067
South Dakota	0	2,131	0	2,131
Texas	0	7,385	0	7,385
Short-Term Instruments
Mutual Funds	261	0	0	261

	$261	$51,587	$0	$51,848

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$702	$0	$0	$702

Total Investments	$963	$51,587	$0	$52,550

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

18	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO National Municipal Opportunistic Value Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.0%

MUNICIPAL BONDS & NOTES 98.9%

ALABAMA 2.6%

Alabama Community College System Revenue Bonds, (AGM Insured), Series 2023
5.000% due 06/01/2053	$500	$512

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,150	2,272

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,185	2,240

Sylacauga, Alabama General Obligation Bonds, (BAM Insured), Series 2024
4.250% due 04/01/2049	1,000	941

		5,965

ARIZONA 0.9%

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2020
5.000% due 07/01/2047	2,000	2,022

ARKANSAS 1.8%

University of Arkansas Revenue Bonds, Series 2022
5.000% due 04/01/2052	4,000	4,101

CALIFORNIA 0.5%

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	100	100

Modesto Elementary School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2047	1,000	1,053

		1,153

COLORADO 2.2%

Board of Governors of Colorado State University System Revenue Bonds, Series 2023
5.000% due 03/01/2051	235	241

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 11/01/2039	2,500	2,588

Northern Colorado Water Conservancy District Certificates Of Participation Bonds, Series 2022
5.250% due 07/01/2052	2,100	2,179

		5,008

DISTRICT OF COLUMBIA 1.5%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2017
5.000% due 10/01/2042	3,475	3,500

FLORIDA 6.2%

Lee County, Florida Local Option Gas Tax Revenue Bonds, Series 2022
5.250% due 08/01/2049	2,000	2,064

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015
5.000% due 10/01/2038	5,525	5,531

Pinellas Park, Florida Revenue Bonds, Series 2022
5.000% due 09/01/2049	2,200	2,272

St Johns County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2048	2,000	2,060

Sumter County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024
5.250% due 01/01/2049	2,100	2,230

		14,157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 1.7%

Bibb County, Georgia Development Authority Revenue Bonds, Series 2024
4.375% due 07/01/2054	$1,000	$977

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	2,000	2,052

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, (CNTY Insured), Series 2024
4.125% due 10/01/2049	1,000	952

		3,981

HAWAII 2.0%

Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011
4.950% due 04/01/2029	4,425	4,528

ILLINOIS 11.1%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2041	2,665	2,668

Chicago Park District, Illinois General Obligation Bonds, Series 2024
5.000% due 01/01/2046	1,000	1,023

Cook County, Illinois School District No 36, Winnetka General Obligation Bonds, Series 2022
4.000% due 12/01/2042	1,805	1,780

Cook County, Illinois School District No 86 Harwood Heights General Obligation Bonds,(BAM Insured),Series 2024
5.000% due 10/01/2049	1,495	1,529

DuPage County, Illinois School District No 13 Bloomingdale General Obligation Bonds, Series 2025
4.250% due 11/01/2049	1,645	1,552

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2045	3,500	3,505

Illinois Finance Authority Revenue Bonds, Series 2022
5.000% due 08/15/2047	1,775	1,810

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	1,805	1,806

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041	2,200	2,212

Rock Island & Mercer Counties Community Unit School District No 300, Illinois General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 12/01/2050	2,170	2,247

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	2,200	2,250
5.250% due 01/01/2048	2,000	2,031

Will County, Illinois School District No 86, Joliet General Obligation Bonds, (BAM Insured), Series 2024
4.500% due 01/01/2049	1,000	989

		25,402

KANSAS 0.9%

Leavenworth County, Kansas Unified School District No. 458 General Obligation Bonds, Series 2024
5.000% due 09/01/2049	2,000	2,036

LOUISIANA 0.9%

Lafayette, Louisiana Utilities Revenue Bonds, (AGC Insured), Series 2024
5.000% due 11/01/2049	2,000	2,071

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MAINE 2.3%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022
5.500% due 07/01/2050	$5,000	$5,261

MARYLAND 0.3%

Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005
5.000% due 07/01/2031	625	634

MASSACHUSETTS 3.0%

Commonwealth of Massachusetts General Obligation Bonds, Series 2015
5.000% due 07/01/2045	2,825	2,827

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	3,000	3,024

Massachusetts Port Authority Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,047

		6,898

MICHIGAN 7.3%

Allegan Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023
5.000% due 05/01/2044	2,640	2,785

Clarkston Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023
5.000% due 05/01/2047	2,500	2,604

Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2044	3,240	3,408

Jenison Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024
5.000% due 05/01/2049	535	558

Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2046	3,650	3,761

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	2,430	2,464

Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021
4.000% due 05/01/2050	750	687

Woodhaven-Brownstown School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2025
5.000% due 11/01/2051	525	544

		16,811

MISSOURI 6.1%

Andrew County Reorganized School District No 3, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
4.500% due 04/15/2048	2,275	2,282

Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019
5.000% due 10/01/2044	2,225	2,276

Blue Springs, Missouri Revenue Bonds, Series 2022
5.000% due 08/01/2052	2,500	2,561

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2037	2,930	3,016

Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
5.000% due 03/01/2049	2,000	2,060

Orchard Farm, Missouri School Board Certificates of Participation Bonds, Series 2022
5.500% due 04/01/2047	1,780	1,832

		14,027

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Schedule of Investments	PIMCO National Municipal Opportunistic Value Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTI-STATE 2.5%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	$2,919	$2,929
4.140% due 01/25/2040	2,933	2,882

		5,811

NEBRASKA 1.8%

Fremont School District, Nebraska General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 12/15/2048	2,925	3,060

Southeast Community College Area, Nebraska Certificates of Participation Bonds, Series 2023
4.500% due 12/15/2053	1,000	994

		4,054

NEW HAMPSHIRE 2.1%

New Hampshire Business Finance Authority Revenue Bonds, (BAM Insured), Series 2023
5.250% due 12/01/2041	1,450	1,556

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	2,960	3,353

		4,909

NEW JERSEY 0.4%

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	1,000	1,018

NEW YORK 4.9%

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 02/01/2047	2,535	2,614

New York State Dormitory Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	2,500	2,533

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022
5.250% due 07/01/2052	1,000	1,039

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	5,000	5,111

		11,297

NORTH CAROLINA 1.9%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013
5.000% due 01/15/2039	4,450	4,459

OHIO 8.6%

Akron City School District, Ohio Certificates of Participation Bonds, (AGM Insured), Series 2023
5.000% due 08/01/2053	1,000	1,023

Amherst Exempted Village School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049	1,000	1,028

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.500% due 01/01/2050	3,000	3,160

Coshocton County, Ohio General Obligation Bonds, Series 2023
5.000% due 12/01/2048	3,405	3,462

Lake County, Ohio General Obligation Bonds, Series 2024
5.000% due 12/01/2050	2,000	2,033

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022
4.000% due 12/01/2051	$1,500	$1,329

Princeton City School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049	500	512
5.000% due 12/01/2053	2,465	2,510

Toledo City School District, Ohio Certificates of Participation Bonds, (BAM Insured), Series 2024
5.000% due 12/01/2048	1,000	1,042

Tolles Career & Technical Center, Ohio Certificates of Participation Bonds, Series 2024
5.250% due 12/01/2049	2,640	2,736

Warren City School District, Ohio Certificates of Participation Bonds, Series 2023
4.625% due 12/01/2052	1,000	940

		19,775

OREGON 2.0%

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2042 (b)	3,775	3,628

Washington County, Oregon School District No 13 Banks General Obligation Bonds, Series 2024
0.000% due 06/15/2044 (a)	2,500	1,013

		4,641

PENNSYLVANIA 7.9%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	1,000	983

Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018
5.000% due 07/01/2043	3,200	3,258

Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022
5.000% due 03/15/2041	1,750	1,830

Keystone Central School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2023
4.375% due 02/15/2049	2,000	1,906

Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, (CNTY Insured), Series 2022
4.000% due 05/01/2049	2,000	1,845

Mechanicsburg Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 05/15/2048	1,770	1,826

Middletown Area School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 03/01/2045	1,000	1,034

Muhlenberg School District, Pennsylvania General Obligation Bonds, Series 2024
5.000% due 05/15/2049	1,000	1,030

Palmyra Area School District, Pennsylvania General Obligation Bonds, Series 2024
5.000% due 06/01/2049	1,375	1,418

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,083
5.000% due 12/01/2047	1,000	1,011

		18,224

TEXAS 10.5%

Angleton Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023
4.000% due 02/15/2047	1,000	944

Aubrey, Texas General Obligation Bonds, (AGC Insured), Series 2024
4.000% due 02/15/2049	2,000	1,802

Austin, Texas Airport System Revenue Bonds, Series 2022
5.250% due 11/15/2047	1,725	1,770

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024
4.500% due 07/10/2046	$1,500	$1,451

Bexar County Texas Hospital District, General Obligation Bonds, Series 2023
5.000% due 02/15/2048	1,000	1,038

Brownsville, Texas General Obligation Bonds, Series 2018
5.000% due 02/15/2043	1,000	1,002

Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
4.500% due 10/01/2049	2,000	2,003

Gulf Coast Water Authority, Texas Revenue Bonds, Series 2023
4.500% due 08/15/2052	1,240	1,219

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 07/01/2052	2,500	2,556

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 08/15/2048	1,945	1,806

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.125% due 05/15/2049	1,260	1,198

North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	2,345	2,384

Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/15/2051	1,190	1,060

Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023
4.250% due 08/15/2048	2,280	2,157

Waller Consolidated Independent School District, Texas General Obligation Bonds,(BAM Insured), Series 2023
4.000% due 02/15/2048	2,000	1,841

		24,231

UTAH 1.1%

Salt Lake City, Utah Airport Revenue Bonds, Series 2021
5.000% due 07/01/2037	1,000	1,056

South Utah Valley Solid Waste District Revenue Bonds, Series 2022
5.000% due 04/15/2047	1,450	1,473

		2,529

VIRGINIA 1.2%

Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007
4.750% due 04/01/2038	2,775	2,781

WASHINGTON 2.7%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998
4.750% due 02/01/2028	800	801

Port of Seattle, Washington Revenue Bonds, Series 2018
5.000% due 05/01/2043	4,000	3,996

Public Hospital District 1A of Whitman County, Washington General Obligation Bonds, Series 2023
5.000% due 12/01/2053	1,250	1,283

		6,080

Total Municipal Bonds & Notes (Cost $230,422)		227,364

20	MUNICIPAL VALUE FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

Fidelity Investments Money Market Government Portfolio, Class I
4.220% (c)	$228,586	$229

Total Short-Term Instruments (Cost $229)		229

Total Investments in Securities (Cost $230,651)		227,593

INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	23,609	230

Total Short-Term Instruments (Cost $230)		230

Total Investments in Affiliates (Cost $230)		230

Total Investments 99.1% (Cost $230,881)		$227,823

Other Assets and Liabilities, net 0.9%		2,171

Net Assets 100.0%		$229,994

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

(c)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,965	$0	$5,965
Arizona	0	2,022	0	2,022
Arkansas	0	4,101	0	4,101
California	0	1,153	0	1,153
Colorado	0	5,008	0	5,008
District of Columbia	0	3,500	0	3,500
Florida	0	14,157	0	14,157
Georgia	0	3,981	0	3,981
Hawaii	0	4,528	0	4,528
Illinois	0	25,402	0	25,402
Kansas	0	2,036	0	2,036
Louisiana	0	2,071	0	2,071
Maine	0	5,261	0	5,261
Maryland	0	634	0	634
Massachusetts	0	6,898	0	6,898
Michigan	0	16,811	0	16,811
Missouri	0	14,027	0	14,027
Multi-State	0	5,811	0	5,811
Nebraska	0	4,054	0	4,054

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
New Hampshire	$0	$4,909	$0	$4,909
New Jersey	0	1,018	0	1,018
New York	0	11,297	0	11,297
North Carolina	0	4,459	0	4,459
Ohio	0	19,775	0	19,775
Oregon	0	4,641	0	4,641
Pennsylvania	0	18,224	0	18,224
Texas	0	24,231	0	24,231
Utah	0	2,529	0	2,529
Virginia	0	2,781	0	2,781
Washington	0	6,080	0	6,080
Short-Term Instruments
Mutual Funds	229	0	0	229

	$229	$227,364	$0	$227,593

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$230	$0	$0	$230

Total Investments	$459	$227,364	$0	$227,823

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or

22	MUNICIPAL VALUE FUNDS

September 30, 2025	(Unaudited)

non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Municipal Intermediate Value Fund	Daily	Monthly

PIMCO California Municipal Opportunistic Value Fund	Daily	Monthly

PIMCO National Municipal Intermediate Value Fund	Daily	Monthly

PIMCO National Municipal Opportunistic Value Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Notes to Financial Statements	(Cont.)

to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may

24	MUNICIPAL VALUE FUNDS

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recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options

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Notes to Financial Statements	(Cont.)

on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Municipal Intermediate Value Fund	$1,250	$2,912	$(2,800)	$0	$0	$1,362	$12	$0

PIMCO California Municipal Opportunistic Value Fund	17,166	44,002	(59,801)	11	(8)	1,370	104	0

PIMCO National Municipal Intermediate Value Fund	590	9,823	(9,712)	1	0	702	23	0

PIMCO National Municipal Opportunistic Value Fund	86	33,542	(33,400)	2	0	230	42	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Funds did not participate in the Interfund Lending Program.

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Notes to Financial Statements	(Cont.)

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Small Fund	X	—	X	—

Interest Rate	X	X	X	X

Call	X	X	X	X

Credit	X	X	X	X

Market	X	X	X	X

Issuer	X	X	X	X

Liquidity	X	X	X	X

Income	X	X	X	X

Extension	X	X	X	X

Prepayment	X	X	X	X

When-Issued Securities	X	X	X	X

Management	X	X	X	X

Municipal Instruments	X	X	X	X

California and Single State Municipal Securities	X	X	—	—

Single State Municipal Securities	—	—	X	X

Municipal Project-Specific	X	X	X	X

Floating Rate Securities	X	X	X	X

Tax-Exempt Status	X	X	X	X

Taxation	X	X	X	X

U.S. Treasury and Agency Securities	X	X	X	X

General Obligation Bond	X	X	X	X

AMT Bonds	X	X	X	X

Lease Revenue Bond	X	X	X	X

Revenue Bond	X	X	X	X

Zero Coupon Bond	X	X	X	X

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance,

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changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Income Risk is the risk that when interest rates fall, a Fund’s income may decline. This decline can occur because a Fund may invest in lower-yielding bonds as bonds in its portfolio mature.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

When-Issued Securities Risk is the risk related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. There is also the risk that the securities may not be issued or delivered as anticipated, or the transaction may not be completed. In addition, interest is not generally paid on when-issued securities until settlement.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Instruments Risk is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal.

California and Single State Municipal Securities Risk is the risk that because a Fund invests primarily in California Municipal Bonds but may invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California, it is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely.

Single State Municipal Securities Risk is the risk that because a Fund may invest a significant portion of its assets in municipal securities of a particular state, it may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Floating Rate Securities Risk is the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as Secured Overnight Financing Rate (“SOFR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations.

Tax-Exempt Status Risk is the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, resulting in increased tax liability.

Taxation Risk is the risk that to the extent that a Fund invests in securities the income from which is not tax-exempt, a shareholder’s portion of income from such investments will be taxable for state and/or federal income tax purposes. Although a Fund seeks to invest primarily in securities that are not subject to regular federal income tax and, for the PIMCO California Municipal Intermediate Value Fund and

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Notes to Financial Statements	(Cont.)

the PIMCO California Municipal Opportunistic Value Fund only, California state income tax, a Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax.

U.S. Treasury and Agency Securities Risk is the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

General Obligation Bond Risk is the risk of investing in general obligation bonds, which are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose a Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Lease Revenue Bond Risk is the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

Revenue Bond Risk is the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which a Fund invests may entail greater credit risk than a Fund’s investments in general obligation bonds.

Zero Coupon Bond Risk is the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. This is especially true during periods of interest rate changes. Since a Fund will not receive cash payments earned on these securities on a current basis, a Fund may be required to make distributions from other sources, which may create tax liability for shareholders. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is

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not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

7. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for the Institutional Class, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to the Institutional Class):

Fund Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO California Municipal Intermediate Value Fund	0.30%	(1)	0.20%
PIMCO California Municipal Opportunistic Value Fund	0.37%		0.23%
PIMCO National Municipal Intermediate Value Fund	0.30%	(1)	0.20%

PIMCO National Municipal Opportunistic Value Fund	0.37%		0.23%

(1)	PIMCO had contractually agreed, through August 31, 2025, to reduce its advisory fee by 0.11% of the average daily net assets of the Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Notes to Financial Statements	(Cont.)

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)) ; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit ; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO had contractually agreed, through August 31, 2025, to waive its advisory fee by 0.11% of the average daily net assets of the PIMCO California Municipal Intermediate Value Fund and PIMCO National Municipal Intermediate Value Fund.

Pursuant to the Expense Limitation Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of September 30, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO California Municipal Intermediate Value Fund	$12

PIMCO National Municipal Intermediate Value Fund	30

†	A zero balance may reflect actual amounts rounding to less than one thousand.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 7, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

32	MUNICIPAL VALUE FUNDS

September 30, 2025	(Unaudited)

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Municipal Intermediate Value Fund	$0	$0	$360	$1,479

PIMCO California Municipal Opportunistic Value Fund	0	0	16,253	32,951

PIMCO National Municipal Intermediate Value Fund	0	0	1,651	30,596

PIMCO National Municipal Opportunistic Value Fund	0	0	525	42,442

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Municipal Intermediate Value Fund				PIMCO California Municipal Opportunistic Value Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	194	$1,942	326	$3,264	1,942	$18,453	6,362	$62,552
Issued as reinvestment of distributions

Institutional Class	32	318	65	651	402	3,825	899	8,837
Cost of shares redeemed

Institutional Class	(301)	(2,996)	(528)	(5,287)	(5,651)	(53,722)	(8,939)	(87,688)

Net increase (decrease) resulting from Fund share transactions	(75)	$(736)	(137)	$(1,372)	(3,307)	$(31,444)	(1,678)	$(16,299)
	PIMCO National Municipal Intermediate Value Fund				PIMCO National Municipal Opportunistic Value Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	519	$5,163	372	$3,735	1,218	$11,624	4,173	$40,970
Issued as reinvestment of distributions

Institutional Class	98	975	283	2,834	474	4,528	1,075	10,557
Cost of shares redeemed

Institutional Class	(3,577)	(35,597)	(4,558)	(45,838)	(6,067)	(57,883)	(9,101)	(89,176)

Net increase (decrease) resulting from Fund share transactions	(2,960)	$(29,459)	(3,903)	$(39,269)	(4,375)	$(41,731)	(3,853)	$(37,649)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Notes to Financial Statements	(Cont.)

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO California Municipal Intermediate Value Fund	1	0	87%	0%

PIMCO California Municipal Opportunistic Value Fund	1	0	93%	0%

PIMCO National Municipal Intermediate Value Fund	2	0	97%	0%

PIMCO National Municipal Opportunistic Value Fund	1	0	96%	0%

12. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Municipal Intermediate Value Fund	$96	$1,714

PIMCO California Municipal Opportunistic Value Fund	502	521

PIMCO National Municipal Intermediate Value Fund	2,092	5,046

PIMCO National Municipal Opportunistic Value Fund	110	455

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO California Municipal Intermediate Value Fund	$25,051	$359	$(211)	$148

PIMCO California Municipal Opportunistic Value Fund	213,890	1,855	(2,656)	(801)

PIMCO National Municipal Intermediate Value Fund	52,330	677	(457)	220

PIMCO National Municipal Opportunistic Value Fund	230,881	1,283	(4,341)	(3,058)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

34	MUNICIPAL VALUE FUNDS

September 30, 2025	(Unaudited)

14. SUBSEQUENT EVENTS

At a meeting held on August 19-20, 2025, the Board considered and approved a proposal to reorganize the PIMCO California Municipal Intermediate Value Fund (the “California Acquired Fund”) with and into the PIMCO California Intermediate Municipal Bond Fund (the “California Acquiring Fund”). Holders of the Institutional Class of the California Acquired Fund received Institutional Class shares of the California Acquiring Fund (the “California Reorganization”). The California Reorganization did not require shareholder approval, and the shareholders were not asked to vote on the California Reorganization. Under the California Reorganization: (i) assets of the California Acquired Fund were transferred to the California Acquiring Fund in exchange solely for shares of the California Acquiring Fund and the assumption of the California Acquired Fund’s liabilities; and (ii) the shares of the California Acquiring Fund received by the California Acquired Fund were distributed by the California Acquired Fund to its shareholders in complete liquidation of the California Acquired Fund and in cancellation of all of the California Acquired Fund’s shares. The California Reorganization occurred on November 21, 2025.

Additionally, at a meeting held on August 19-20, 2025, the Board considered and approved a proposal to reorganize the PIMCO National Municipal Intermediate Value Fund (the “National Acquired Fund”) with and into the PIMCO National Intermediate Municipal Bond Fund (the “National Acquiring Fund”). Holders of the Institutional Class of the National Acquired Fund received Institutional Class shares of the National Acquiring Fund (the “National Reorganization”). The National Reorganization did not require shareholder approval, and the shareholders were not asked to vote on the National Reorganization. Under the National Reorganization: (i) assets of the National Acquired Fund were transferred to the National Acquiring Fund in exchange solely for shares of the National Acquiring Fund and the assumption of the National Acquired Fund’s liabilities; and (ii) the shares of the National Acquiring Fund received by the National Acquired Fund were distributed by the National Acquired Fund to its shareholders in complete liquidation of the National Acquired Fund and in cancellation of all of the National Acquired Fund’s shares. The National Reorganization occurred on November 21, 2025.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Index/Spread Abbreviations:

US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CNTY	County Guaranteed	GNMA	Government National Mortgage Association

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund

BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund

CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

Other Abbreviations:

TBA	To-Be-Announced

36	MUNICIPAL VALUE FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO California Municipal Intermediate Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0180	$0.0000	$0.0031	$0.0211

May 2025	$0.0212	$0.0000	$0.0000	$0.0212

June 2025	$0.0203	$0.0000	$0.0000	$0.0203

July 2025	$0.0207	$0.0000	$0.0000	$0.0207

August 2025	$0.0217	$0.0000	$0.0000	$0.0217

September 2025	$0.0204	$0.0000	$0.0000	$0.0204

PIMCO California Municipal Opportunistic Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0275	$0.0000	$0.0000	$0.0275

May 2025	$0.0280	$0.0000	$0.0000	$0.0280

June 2025	$0.0270	$0.0000	$0.0000	$0.0270

July 2025	$0.0275	$0.0000	$0.0000	$0.0275

August 2025	$0.0287	$0.0000	$0.0000	$0.0287

September 2025	$0.0269	$0.0000	$0.0000	$0.0269

PIMCO National Municipal Intermediate Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0258	$0.0000	$0.0000	$0.0258

May 2025	$0.0265	$0.0000	$0.0000	$0.0265

June 2025	$0.0250	$0.0000	$0.0000	$0.0250

July 2025	$0.0257	$0.0000	$0.0000	$0.0257

August 2025	$0.0266	$0.0000	$0.0000	$0.0266

September 2025	$0.0243	$0.0000	$0.0000	$0.0243

PIMCO National Municipal Opportunistic Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0289	$0.0000	$0.0000	$0.0289

May 2025	$0.0300	$0.0000	$0.0000	$0.0300

June 2025	$0.0283	$0.0000	$0.0000	$0.0283

July 2025	$0.0294	$0.0000	$0.0000	$0.0294

August 2025	$0.0306	$0.0000	$0.0000	$0.0306

September 2025	$0.0285	$0.0000	$0.0000	$0.0285

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

38	MUNICIPAL VALUE FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed

40	MUNICIPAL VALUE FUNDS

(Unaudited)

relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that

42	MUNICIPAL VALUE FUNDS

(Unaudited)

the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group,

44	MUNICIPAL VALUE FUNDS

(Unaudited)

S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSMUNIVALFSTMSAR_093025

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

PIMCO Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO Income Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Income Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead

2	PIMCO INCOME FUND

to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Fund, issuers in which it invests and other market participants and Fund service providers. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	04/27/18	03/30/07	03/30/07	03/30/07	03/30/07	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the PIMCO Income Fund	(Cont.)

fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO INCOME FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights	PIMCO Income Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class

04/01/2025 - 09/30/2025+	$10.70	$0.29	$0.22	$0.51	$(0.33)	$0.00	$0.00	$(0.33)

03/31/2025	10.60	0.56	0.20	0.76	(0.66)	0.00	0.00	(0.66)

03/31/2024	10.46	0.52	0.28	0.80	(0.66)	0.00	0.00	(0.66)

03/31/2023	11.32	0.45	(0.60)	(0.15)	(0.71)	0.00	0.00	(0.71)

03/31/2022	11.98	0.43	(0.61)	(0.18)	(0.48)	0.00	0.00	(0.48)

03/31/2021	10.97	0.46	1.09	1.55	(0.26)	0.00	(0.28)	(0.54)
I-2

04/01/2025 - 09/30/2025+	10.70	0.28	0.22	0.50	(0.32)	0.00	0.00	(0.32)

03/31/2025	10.60	0.55	0.20	0.75	(0.65)	0.00	0.00	(0.65)

03/31/2024	10.46	0.51	0.28	0.79	(0.65)	0.00	0.00	(0.65)

03/31/2023	11.32	0.44	(0.60)	(0.16)	(0.70)	0.00	0.00	(0.70)

03/31/2022	11.98	0.42	(0.61)	(0.19)	(0.47)	0.00	0.00	(0.47)

03/31/2021	10.97	0.45	1.09	1.54	(0.25)	0.00	(0.28)	(0.53)
I-3

04/01/2025 - 09/30/2025+	10.70	0.28	0.22	0.50	(0.32)	0.00	0.00	(0.32)

03/31/2025	10.60	0.54	0.20	0.74	(0.64)	0.00	0.00	(0.64)

03/31/2024	10.46	0.50	0.28	0.78	(0.64)	0.00	0.00	(0.64)

03/31/2023	11.32	0.43	(0.60)	(0.17)	(0.69)	0.00	0.00	(0.69)

03/31/2022	11.98	0.41	(0.61)	(0.20)	(0.46)	0.00	0.00	(0.46)

03/31/2021	10.97	0.44	1.09	1.53	(0.24)	0.00	(0.28)	(0.52)
Administrative Class

04/01/2025 - 09/30/2025+	10.70	0.27	0.23	0.50	(0.32)	0.00	0.00	(0.32)

03/31/2025	10.60	0.53	0.20	0.73	(0.63)	0.00	0.00	(0.63)

03/31/2024	10.46	0.49	0.28	0.77	(0.63)	0.00	0.00	(0.63)

03/31/2023	11.32	0.42	(0.60)	(0.18)	(0.68)	0.00	0.00	(0.68)

03/31/2022	11.98	0.40	(0.61)	(0.21)	(0.45)	0.00	0.00	(0.45)

03/31/2021	10.97	0.43	1.09	1.52	(0.23)	0.00	(0.28)	(0.51)
Class A

04/01/2025 - 09/30/2025+	10.70	0.26	0.23	0.49	(0.31)	0.00	0.00	(0.31)

03/31/2025	10.60	0.52	0.20	0.72	(0.62)	0.00	0.00	(0.62)

03/31/2024	10.46	0.47	0.29	0.76	(0.62)	0.00	0.00	(0.62)

03/31/2023	11.32	0.40	(0.60)	(0.20)	(0.66)	0.00	0.00	(0.66)

03/31/2022	11.98	0.38	(0.61)	(0.23)	(0.43)	0.00	0.00	(0.43)

03/31/2021	10.97	0.41	1.10	1.51	(0.22)	0.00	(0.28)	(0.50)
Class C

04/01/2025 - 09/30/2025+	10.70	0.22	0.23	0.45	(0.27)	0.00	0.00	(0.27)

03/31/2025	10.60	0.44	0.20	0.64	(0.54)	0.00	0.00	(0.54)

03/31/2024	10.46	0.39	0.29	0.68	(0.54)	0.00	0.00	(0.54)

03/31/2023	11.32	0.32	(0.60)	(0.28)	(0.58)	0.00	0.00	(0.58)

03/31/2022	11.98	0.29	(0.61)	(0.32)	(0.34)	0.00	0.00	(0.34)

03/31/2021	10.97	0.32	1.10	1.42	(0.13)	0.00	(0.28)	(0.41)
Class R

04/01/2025 - 09/30/2025+	10.70	0.25	0.23	0.48	(0.30)	0.00	0.00	(0.30)

03/31/2025	10.60	0.49	0.20	0.69	(0.59)	0.00	0.00	(0.59)

03/31/2024	10.46	0.45	0.28	0.73	(0.59)	0.00	0.00	(0.59)

03/31/2023	11.32	0.38	(0.60)	(0.22)	(0.64)	0.00	0.00	(0.64)

03/31/2022	11.98	0.35	(0.61)	(0.26)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.97	0.38	1.10	1.48	(0.19)	0.00	(0.28)	(0.47)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

6	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.88	4.84%	$127,188,439	0.51	%*	0.51	%*	0.50	%*	0.50	%*	5.32	%*	312%

10.70	7.41	112,687,910	0.54		0.54		0.50		0.50		5.26		711

10.60	7.95	87,738,190	0.83		0.83		0.50		0.50		4.98		588

10.46	(1.21)	70,579,570	0.62		0.62		0.50		0.50		4.18		426

11.32	(1.62)	76,380,731	0.51		0.51		0.50		0.50		3.61		319

11.98	14.37	74,544,238	0.62		0.62		0.50		0.50		3.91		396

10.88	4.79	54,268,702	0.61	*	0.61	*	0.60	*	0.60	*	5.22	*	312

10.70	7.30	48,953,738	0.64		0.64		0.60		0.60		5.16		711

10.60	7.84	39,812,573	0.93		0.93		0.60		0.60		4.88		588

10.46	(1.31)	29,893,100	0.72		0.72		0.60		0.60		4.08		426

11.32	(1.72)	33,996,793	0.61		0.61		0.60		0.60		3.51		319

11.98	14.26	34,285,486	0.72		0.72		0.60		0.60		3.81		396

10.88	4.77	2,910,762	0.66	*	0.71	*	0.65	*	0.70	*	5.17	*	312

10.70	7.25	2,748,560	0.69		0.74		0.65		0.70		5.10		711

10.60	7.79	1,997,652	0.98		1.03		0.65		0.70		4.85		588

10.46	(1.36)	1,594,343	0.77		0.82		0.65		0.70		4.04		426

11.32	(1.77)	878,330	0.66		0.71		0.65		0.70		3.46		319

11.98	14.21	1,020,788	0.77		0.82		0.65		0.70		3.76		396

10.88	4.71	296,834	0.76	*	0.76	*	0.75	*	0.75	*	5.07	*	312

10.70	7.14	296,163	0.79		0.79		0.75		0.75		5.02		711

10.60	7.68	269,441	1.08		1.08		0.75		0.75		4.70		588

10.46	(1.46)	314,410	0.87		0.87		0.75		0.75		3.92		426

11.32	(1.87)	377,580	0.76		0.76		0.75		0.75		3.37		319

11.98	14.09	454,978	0.87		0.87		0.75		0.75		3.66		396

10.88	4.64	14,715,894	0.91	*	0.91	*	0.90	*	0.90	*	4.92	*	312

10.70	6.98	14,268,053	0.94		0.94		0.90		0.90		4.87		711

10.60	7.52	13,708,221	1.23		1.23		0.90		0.90		4.57		588

10.46	(1.60)	12,780,183	1.02		1.02		0.90		0.90		3.77		426

11.32	(2.02)	15,042,742	0.91		0.91		0.90		0.90		3.21		319

11.98	13.92	17,240,908	1.02		1.02		0.90		0.90		3.52		396

10.88	4.25	3,603,619	1.66	*	1.66	*	1.65	*	1.65	*	4.17	*	312

10.70	6.19	3,698,541	1.69		1.69		1.65		1.65		4.12		711

10.60	6.72	3,772,713	1.98		1.98		1.65		1.65		3.81		588

10.46	(2.34)	4,164,178	1.77		1.77		1.65		1.65		3.02		426

11.32	(2.75)	5,616,649	1.66		1.66		1.65		1.65		2.46		319

11.98	13.08	7,005,169	1.77		1.77		1.65		1.65		2.77		396

10.88	4.51	553,938	1.16	*	1.16	*	1.15	*	1.15	*	4.67	*	312

10.70	6.72	504,652	1.19		1.19		1.15		1.15		4.62		711

10.60	7.26	479,264	1.48		1.48		1.15		1.15		4.32		588

10.46	(1.85)	449,836	1.27		1.27		1.15		1.15		3.53		426

11.32	(2.26)	511,456	1.16		1.16		1.15		1.15		2.96		319

11.98	13.64	542,629	1.27		1.27		1.15		1.15		3.26		396

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Consolidated Statement of Assets and Liabilities	PIMCO Income Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$298,602,569
Investments in Affiliates	23,616,602
Financial Derivative Instruments
Exchange-traded or centrally cleared	221,152
Over the counter	771,331
Cash	166,375
Deposits with counterparty	45,763
Foreign currency, at value	482,240
Receivable for investments sold	1,184,203
Receivable for TBA investments sold	118,771,104
Receivable for Fund shares sold	393,127
Interest and/or dividends receivable	1,087,293
Dividends receivable from Affiliates	79,818
Reimbursement receivable from PIMCO	114
Other assets	10
Total Assets	445,421,701

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$179,853
Payable for short sales	838,424
Financial Derivative Instruments
Exchange-traded or centrally cleared	99,316
Over the counter	767,732
Payable for investments purchased	7,945,935
Payable for investments in Affiliates purchased	82,590
Payable for investments purchased on a delayed-delivery basis	972,118
Payable for TBA investments purchased	228,543,642
Payable for unfunded loan commitments	1,305,528
Deposits from counterparty	618,478
Payable for Fund shares redeemed	356,158
Distributions payable	79,134
Accrued investment advisory fees	39,960
Accrued supervisory and administrative fees	46,922
Accrued distribution fees	2,306
Accrued servicing fees	3,733
Foreign capital gains tax payable	1,671
Other liabilities	13
Total Liabilities	241,883,513

Commitments and Contingent Liabilities^

Net Assets	$203,538,188

Net Assets Consist of:

Paid in capital	$214,049,714
Distributable earnings (accumulated loss)	(10,511,526)

Net Assets	$203,538,188

Cost of investments in securities	$304,405,994
Cost of investments in Affiliates	$24,127,284
Cost of foreign currency held	$481,948
Proceeds received on short sales	$841,539
Cost or premiums of financial derivative instruments, net	$1,881,454

* Includes repurchase agreements of:	$178,553

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Net Assets:

Institutional Class	$127,188,439
I-2	54,268,702
I-3	2,910,762
Administrative Class	296,834
Class A	14,715,894
Class C	3,603,619
Class R	553,938

Shares Issued and Outstanding:

Institutional Class	11,685,431
I-2	4,985,940
I-3	267,427
Administrative Class	27,272
Class A	1,352,020
Class C	331,080
Class R	50,893

Net Asset Value Per Share Outstanding:(a)

Institutional Class	$10.88
I-2	10.88
I-3	10.88
Administrative Class	10.88
Class A	10.88
Class C	10.88
Class R	10.88

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Consolidated Statement of Operations	PIMCO Income Fund

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$5,065,301
Dividends, net of foreign taxes**	17,648
Dividends from Investments in Affiliates	403,447
Miscellaneous income	19,541
Total Income	5,505,937

Expenses:

Investment advisory fees	235,799
Supervisory and administrative fees	277,747
Distribution and/or servicing fees - Administrative Class	366
Distribution and/or servicing fees - Class A	17,850
Distribution and/or servicing fees - Class C	17,964
Distribution and/or servicing fees - Class R	1,277
Trustee fees	366
Interest expense	12,807
Miscellaneous expense	172
Total Expenses	564,348
Waiver and/or Reimbursement by PIMCO	(709)
Net Expenses	563,639

Net Investment Income (Loss)	4,942,298

Net Realized Gain (Loss):

Investments in securities	1,691,333
Investments in Affiliates	(1,922)
Exchange-traded or centrally cleared financial derivative instruments	1,108,661
Over the counter financial derivative instruments	(2,150,415)
Foreign currency	57,781

Net Realized Gain (Loss)	705,438

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	3,037,405
Investments in Affiliates	(25,682)
Exchange-traded or centrally cleared financial derivative instruments	157,376
Over the counter financial derivative instruments	218,523
Foreign currency assets and liabilities	(40,613)

Net Change in Unrealized Appreciation (Depreciation)	3,347,009

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,994,745

* Foreign tax withholdings - Interest	$9,615

** Foreign tax withholdings - Dividends	$72

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO INCOME FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Income Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,942,298	$8,505,544
Net realized gain (loss)	705,438	3,632,323
Net change in unrealized appreciation (depreciation)	3,347,009	(323,384)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,994,745	11,814,483

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(3,582,515)	(6,184,155)
I-2	(1,532,054)	(2,706,428)
I-3	(85,096)	(159,781)
Administrative Class	(8,638)	(16,473)
Class A	(410,426)	(811,997)
Class C	(89,781)	(189,425)
Class R	(14,056)	(27,295)

Total Distributions(a)	(5,722,566)	(10,095,554)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	17,108,392	33,660,634

Total Increase (Decrease) in Net Assets	20,380,571	35,379,563

Net Assets:

Beginning of period	183,157,617	147,778,054
End of period	$203,538,188	$183,157,617

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Consolidated Schedule of Investments	PIMCO Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.0%

Aligned Data Centers International LP
7.538% due 12/18/2029 «~		$468,600	$472,280

Altice France SA
5.026% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	16,957	18,514
7.526% (EUR003M + 5.500%) due 08/15/2028 ~		14,481	16,123
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~		$116,264	112,776
10.250% (PRIME + 3.000%) due 08/14/2026 «~		12,269	11,532

Avolon TLB Borrower 1 U.S. LLC
5.885% (TSFR1M + 1.750%) due 06/24/2030 ~		7,832	7,843

Coreweave Compute Acquisition Co. IV LLC
TBD% - 10.723% (TSFR3M + 6.000%) due 05/16/2029 «~µ		7,300	7,511

Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		48,024	48,024
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		216,976	220,773

DirecTV Financing LLC
9.570% (TSFR3M + 5.000%) due 08/02/2027 ~		871	872

Encina Private Credit LLC
TBD% - 8.333% due 11/30/2025 «µ		30,231	29,351

Envalior Finance GmbH
7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	118,900	132,149

Envision Healthcare Corp.
12.230% (TSFR3M + 7.875%) due 07/20/2026 «~		$173,078	173,078
12.230% (TSFR3M + 7.875%) due 11/03/2028 «~		736,335	758,425

Finastra USA, Inc.
TBD% (TSFR3M + 7.250%) due 09/13/2029 ~		15,250	15,352

iHeartCommunications, Inc.
10.053% (TSFR1M + 5.775%) due 05/01/2029 ~		1,989	1,743

Lealand Finance Co. BV
7.278% (TSFR1M + 3.000%) due 06/30/2027 ~		2,410	1,960

Lealand Finance Co. BV (5.278% Cash)
5.728% due 12/31/2027 ~		6,456	4,627

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «(d)		25,925	7,624

MH Sub I LLC
8.252% (TSFR3M + 4.250%) due 05/03/2028 ~		1,659	1,600
8.413% (TSFR1M + 4.250%) due 12/31/2031 ~		1,123	1,036

Numericable Group SA
9.000% (PRIME + 1.750%) due 10/31/2025 ~		16,358	15,070

OCS Group Holdings Ltd.
9.961% due 11/28/2031	GBP	23,300	31,349

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	144,800	170,280
4.804% (EUR006M + 2.450%) due 04/01/2027 «~		451,800	534,575

Pantheon Senior Debt Secondaries III
6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(l)		$60,600	60,607

Poseidon Bidco SASU
7.000% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	235,200	129,784

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Project Alfa Investindustrial VIII SCSp
4.117% (EUR003M + 2.100%) due 02/27/2026 «~(l)		$33,548	$39,386

Project Flash
TBD% (TSFR1M + 2.500%) due 01/09/2030 «~µ		108,450	107,500
TBD% (TSFR1M + 2.250%) due 04/30/2030 «~µ		564,028	564,028
TBD% due 04/30/2030 «~µ		570,540	570,540
TBD% (TSFR3M + 2.250%) due 04/30/2030 «~µ		556,733	556,733

Project Hudson II
7.730% due 05/29/2026 «		75,800	76,757

Project Nova
7.250% (PRIME) due 08/31/2026 «~		43,300	43,300

Project Quasar Pledgco SLU
5.130% (EUR001M + 3.250%) due 04/17/2026 «~	EUR	70,081	80,149

SCUR-Alpha 1503 GmbH
9.808% (TSFR3M + 5.500%) due 03/29/2030 ~		$211,294	195,258

Softbank Vision Fund II
TBD% - 7.652% (TSFR3M + 3.650%) due 12/23/2029 «~		447,500	447,500

Subcalidora 2
7.750% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	129,849	153,212

Syniverse Holdings, Inc.
11.002% (TSFR3M + 7.000%) due 05/13/2027 ~		$55,486	54,294

Thames Water Utilities Ltd.
0.300% - 5.234% due 11/28/2025 «	GBP	81,278	74,332

TransDigm, Inc.
6.252% (TSFR3M + 2.250%) due 03/22/2030 ~		$19,798	19,801
6.502% (TSFR3M + 2.500%) due 02/28/2031 ~		76,771	76,820

Turkiye Vakiflar Bankasi TAO
5.014% (EUR003M + 3.000%) due 12/15/2028 «~	EUR	20,200	23,820

U.S. Renal Care, Inc.
9.278% (TSFR1M + 5.000%) due 06/28/2028 ~		$24,270	23,235

Westmoreland Coal Co.
8.000% due 03/15/2029 «		4,351	1,762

Total Loan Participations and Assignments (Cost $6,091,530)			6,093,285

CORPORATE BONDS & NOTES 9.2%

BANKING & FINANCE 3.0%

123 Lights Re Ltd.
14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		6,700	6,700

Alamo Re Ltd.
12.338% (T-BILL 1MO + 8.434%) due 06/07/2027 ~		33,700	36,216
15.784% (T-BILL 1MO + 11.880%) due 06/08/2026 ~		34,840	36,669

Ambac Assurance Corp.
5.100% due 12/31/2099 (k)		352	441

American Assets Trust LP
3.375% due 02/01/2031		19,725	17,925

Armor RE II Ltd.
12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		5,200	5,546
14.107% (T-BILL 3MO + 10.200%) due 05/07/2031 ~		13,000	14,125

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		50,661	48,719

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	60,500	70,924

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Santander SA
4.250% due 04/11/2027		$28,400	$28,442
6.527% due 11/07/2027 •		95,200	97,546
6.607% due 11/07/2028		61,400	65,671

Bank of America Corp.
5.202% due 04/25/2029 •		10,600	10,867

Barclays PLC
4.972% due 05/16/2029 •		54,550	55,371
5.674% due 03/12/2028 •		20,700	21,106
5.690% due 03/12/2030 •		51,700	53,725
6.224% due 05/09/2034 •		40,060	43,110
6.490% due 09/13/2029 •		25,800	27,331
6.496% due 09/13/2027 •		61,100	62,346
7.437% due 11/02/2033 •		7,648	8,778

Bayou Re Ltd.
12.236% (BNMMDTSC + 8.332%) due 04/30/2031 ~		5,800	6,210
22.480% (BNMMDTSC + 18.500%) due 04/30/2031 ~		6,700	7,556

Blue Ridge Re Ltd.
9.154% (FHMMUSTF + 5.250%) due 01/08/2031 ~		22,908	23,749

BNP Paribas SA
5.497% due 05/20/2030 •		7,200	7,449

Bonanza RE Ltd.
3.970% (MSMMUSTF) due 01/08/2026 ~		2,500	2,435

BPCE SA
5.716% due 01/18/2030 •(n)		34,200	35,381
5.936% due 05/30/2035 •		8,600	9,012
6.612% due 10/19/2027 •		28,400	29,050
6.714% due 10/19/2029 •		66,000	70,097
7.003% due 10/19/2034 •		42,300	47,207

CaixaBank SA
6.684% due 09/13/2027 •		41,400	42,307

Cape Lookout Re Ltd.
10.832% (T-BILL 1MO + 6.900%) due 03/13/2032 ~		42,300	44,470
12.609% (T-BILL 1MO + 8.702%) due 04/05/2027 ~		9,550	9,980

Charles River Re Ltd.
11.536% due 05/10/2031 •		2,700	2,865

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		3,700	347
4.450% due 08/17/2026 ^(e)		3,500	324
4.800% due 05/17/2028 ^(e)		1,300	123
5.250% due 05/13/2026 ^(e)		2,200	209
5.950% due 10/20/2025 ^(e)		2,600	270
6.000% due 07/16/2049 ^(e)		4,300	430

CoStar Group, Inc.
2.800% due 07/15/2030		29,567	27,079

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(e)		17,940	1,945
3.125% due 10/22/2025 ^(e)		26,950	2,897
3.875% due 10/22/2030 ^(e)		18,050	1,985
4.800% due 08/06/2030 ^(e)		2,100	226
5.400% due 05/27/2049 ^(e)		3,400	375
5.625% due 01/14/2030 ^(e)		1,300	141
6.150% due 09/17/2049 ^(e)		1,900	210

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	140,900	43,016
10.100% due 12/15/2043		65,500	20,327

Credit Suisse AG AT1 Claim		$272,096	35,370

Danske Bank AS
5.427% due 03/01/2028 •		18,500	18,821

Deloitte LLP
5.250% due 01/30/2030 «(l)		37,300	38,186
5.410% due 01/30/2032 «(l)		36,700	37,702

Deutsche Bank AG
2.552% due 01/07/2028 •		8,850	8,657
3.547% due 09/18/2031 •		57,047	54,092
6.720% due 01/18/2029 •		6,776	7,120

East Lane Re VII Ltd.
12.822% (T-BILL 3MO + 8.890%) due 03/31/2026 ~		32,100	32,655

12	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EPR Properties
4.500% due 06/01/2027		$500	$501
4.750% due 12/15/2026		2,445	2,452
4.950% due 04/15/2028		3,980	4,012

Everglades Re II Ltd.
14.409% (GSMMUSTI + 10.500%) due 05/13/2031 ~		49,280	52,037
15.404% (GSMMUSTI + 11.500%) due 05/13/2031 ~		48,900	51,541
16.654% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		31,200	32,858

FFC Senior Note Lease-Backed Pass-Through Trust
5.141% due 07/10/2053 «		46,854	39,141

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		39,225	38,602
2.900% due 02/16/2028		18,359	17,457
4.125% due 08/17/2027		2,700	2,656
4.950% due 05/28/2027		3,700	3,695
5.918% due 03/20/2028		21,973	22,354
6.798% due 11/07/2028		11,573	12,087
6.800% due 05/12/2028		26,077	27,087
7.350% due 11/04/2027		7,300	7,615

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		4,800	4,322
4.000% due 01/15/2031		5,300	5,077
5.300% due 01/15/2029 (n)		29,811	30,381

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028 (n)		26,267	25,924

Greengrove RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		10,600	10,604

Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		18,500	18,741
4.980% due 06/07/2030 «(l)		12,000	12,257

Hestia Re Ltd.
10.659% (T-BILL + 6.750%) due 03/13/2032 ~		3,400	3,475
12.154% (T-BILL 1MO + 8.250%) due 03/13/2032 ~		3,600	3,739

Hexagon IV RE Ltd.
10.452% (EUR003M + 8.428%) due 01/07/2031 ~	EUR	21,312	25,425

HSBC Holdings PLC
4.041% due 03/13/2028 •		$11,280	11,250
4.583% due 06/19/2029 •		73,000	73,526

Hudson Pacific Properties LP
3.250% due 01/15/2030		300	258
4.650% due 04/01/2029		700	652
5.950% due 02/15/2028 (n)		8,000	7,895

Integrity RE III Ltd.
11.904% (T-BILL 1MO + 8.000%) due 06/06/2027 ~		1,350	1,410
13.654% (T-BILL 1MO + 9.750%) due 06/06/2027 ~		900	948
16.154% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		6,000	6,384
29.404% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		10,100	11,333

Integrity Re Ltd.
21.138% (T-BILL 1MO + 17.234%) due 06/08/2026 ~		16,150	17,734
26.703% (T-BILL 1MO + 22.796%) due 06/08/2026 ~		7,600	8,479

Intesa Sanpaolo SpA
7.200% due 11/28/2033		44,166	50,351

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	1,768	2,072

Kizuna RE III Pte. Ltd.
2.750% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$6,121	6,275

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	51,000	59,877

Lloyds Banking Group PLC
5.462% due 01/05/2028 •		$57,700	58,574

Longleaf Pine Re Ltd.
21.836% (T-BILL 1MO + 17.932%) due 05/27/2031 ~		25,200	28,147

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Luca RE Ltd.
11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		$20,700	$20,704

MMcapS Funding XVIII Ltd.
4.550% (US0003M + 0.290%) due 12/26/2039 ~		14,880	14,359
4.760% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,711

MMIFS Re Ltd.
5.598% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	8,700	6,287

Nationwide Building Society
2.972% due 02/16/2028 •		$342	336
3.960% due 07/18/2030 •		57,892	56,970
4.302% due 03/08/2029 •		56,000	55,980
6.557% due 10/18/2027 •		30,400	31,096

Nature Coast Re Ltd.
13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		8,750	9,154
13.904% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		22,346	23,493

NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,167
4.445% due 05/08/2030 •(n)		163,400	163,871
4.892% due 05/18/2029 •		6,900	7,011
5.076% due 01/27/2030 •		177,653	181,510
5.475% (SOFRRATE + 1.250%) due 03/01/2028 ~		24,300	24,471
5.583% due 03/01/2028 •		42,300	43,102

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	44,289
2.450% due 09/15/2028		4,200	3,857
2.750% due 03/09/2028		40,800	38,313
5.625% due 09/29/2028		3,600	3,605
6.226% (SOFRINDX + 2.050%) due 09/13/2027 ~		16,100	16,072

Nomura Holdings, Inc.
2.172% due 07/14/2028		51,800	48,957

Orange Capital RE DAC
7.979% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	2,400	2,841
9.789% (EUR003M + 7.810%) due 01/08/2027 ~		19,700	23,347

Palm RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		$5,800	6,140
13.604% (T-BILL 1MO + 9.700%) due 06/09/2031 ~		1,700	1,815

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (h)		142,178	107,156

Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		16,100	16,696
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		73,700	76,751

Preferred Term Securities VIII Ltd./Preferred Term Securities VIII, Inc.
5.464% (US0003M + 0.900%) due 01/03/2033 ~		3,763	3,744

Preferred Term Securities X Ltd./Preferred Term Securities X, Inc.
5.424% (US0003M + 0.860%) due 07/03/2033 ~		915	915

Preferred Term Securities XII Ltd./Preferred Term Securities XII, Inc.
5.165% (US0003M + 0.880%) due 12/24/2033 ~		2,342	2,295

Preferred Term Securities XIX Ltd./Preferred Term Securities XIX, Inc.
4.729% (US0003M + 0.430%) due 12/22/2035 ~		28,471	26,478

Preferred Term Securities XVI Ltd./Preferred Term Securities XVI, Inc.
4.879% (US0003M + 0.580%) due 03/23/2035 ~		9,679	8,953

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Preferred Term Securities XVII Ltd./Preferred Term Securities XVII, Inc.
4.685% (US0003M + 0.400%) due 06/23/2035 ~		$7,804	$7,453
4.785% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,704

Preferred Term Securities XVIII Ltd./Preferred Term Securities XVIII, Inc.
4.779% (US0003M + 0.480%) due 09/23/2035 ~		14,571	13,697
5.049% (US0003M + 0.750%) due 09/23/2035 ~		20,535	17,865

Preferred Term Securities XX Ltd./Preferred Term Securities XX, Inc.
4.699% (US0003M + 0.400%) due 03/22/2038 ~		37,144	34,982
4.749% (US0003M + 0.450%) due 03/22/2038 ~		7,004	6,059

Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc.
4.699% (US0003M + 0.400%) due 03/22/2038 ~		25,264	23,180

Preferred Term Securities XXII Ltd./Preferred Term Securities XXII, Inc.
4.699% (US0003M + 0.400%) due 09/22/2036 ~		28,679	27,030

Preferred Term Securities XXIII Ltd./Preferred Term Securities XXIII, Inc.
4.609% (US0003M + 0.310%) due 12/22/2036 ~		47,150	45,500
4.679% (US0003M + 0.380%) due 12/22/2036 ~		1,309	1,047
4.689% (US0003M + 0.390%) due 12/22/2036 ~		2,901	2,582
4.919% (US0003M + 0.620%) due 12/22/2036 ~		30,848	26,375

Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc.
4.599% (US0003M + 0.300%) due 03/22/2037 ~		43,785	41,158
4.679% (US0003M + 0.380%) due 03/22/2037 ~		45,771	38,905

Preferred Term Securities XXV Ltd./Preferred Term Securities XXV, Inc.
4.649% (US0003M + 0.350%) due 06/22/2037 ~		48,367	40,628

Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc.
4.599% (US0003M + 0.300%) due 09/22/2037 ~		65	60
4.669% (US0003M + 0.370%) due 09/22/2037 ~		41,913	35,626

Preferred Term Securities XXVII Ltd./Preferred Term Securities XXVII, Inc.
4.599% (US0003M + 0.300%) due 12/22/2037 ~		10,081	9,375
4.699% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,811

Preferred Term Securities XXVIII Ltd./Preferred Term Securities XXVIII, Inc.
4.899% (US0003M + 0.600%) due 03/22/2038 ~		16,829	13,127
5.199% (US0003M + 0.900%) due 03/22/2038 ~		14,081	13,736

Purple Re Ltd.
13.030% (T-BILL 1MO + 9.126%) due 06/06/2031 ~		20,100	21,348

Pyramid Funding Ltd.
5.062% due 03/28/2035 «	GBP	328,763	389,967

Quercus Re DAC
10.017% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	3,800	4,531

Ripon Investments Financing Ltd.
0.000% due 11/28/2025 «~(l)	GBP	435	585

RNHB BV
0.000% due 07/28/2026 «~	EUR	23,920	27,923
0.000% due 01/28/2027 «~		21,408	25,137

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 03/01/2027 «~	EUR	11,775	$13,391
0.000% due 10/28/2027 «~		21,087	24,613
0.000% due 04/28/2028 «~		10,673	13,081
0.000% due 10/28/2028 «~		22,876	28,035

Sabine Re Ltd.
12.424% (T-BILL 1MO + 8.520%) due 04/07/2031 ~		$6,600	6,955

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		11,100	10,844
3.823% due 11/03/2028 •		31,580	31,271
6.534% due 01/10/2029 •		6,200	6,490

SLM Student Loan Trust
2.564% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	428	475

Societe Generale SA
6.447% due 01/12/2027 •		$83,300	83,711
6.691% due 01/10/2034 •		131,700	143,500

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 ^(d)(e)		684	103

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 ^(d)(e)		686	105

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 ^(d)(e)		1,375	210

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 ^(d)(e)		2,067	320

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 ^(d)(e)		2,072	321

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 ^(d)(e)		976	150

Taranis Reinsurance DAC
8.281% (EUR003M + 6.310%) due 01/07/2031 ~	EUR	13,300	15,557
10.961% (EUR003M + 8.990%) due 01/08/2031 ~		18,600	22,418

Titanium 2l Bondco SARL
6.250% due 01/14/2031		2,955	912

Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$15,100	15,746
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		8,900	9,267
13.282% (BRMMUSDF + 9.378%) due 06/05/2031 ~		5,400	5,511

U.S. Capital Funding VI Ltd./U.S. Capital Funding VI Corp.
4.870% due 07/10/2043 •		38,279	32,346

UBS AG
7.500% due 02/15/2028		242,450	261,083

UBS Group AG
3.091% due 05/14/2032 •		91,335	84,540
3.869% due 01/12/2029 •		7,400	7,339
4.194% due 04/01/2031 •		31,069	30,723
5.428% due 02/08/2030 •		19,800	20,461
5.959% due 01/12/2034 •(n)		111,300	119,094
6.246% due 09/22/2029 •		92,400	97,505
6.327% due 12/22/2027 •(n)		95,300	97,703
6.442% due 08/11/2028 •		149,385	155,245
6.537% due 08/12/2033 •		203,100	224,108
7.750% due 03/01/2029 •	EUR	47,900	62,730
9.016% due 11/15/2033 •(n)		$19,750	24,753

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.500% due 02/15/2028		10,179	10,727

Ursa Re Ltd.
9.480% (BNMMDTSC + 5.500%) due 12/07/2026 ~		38,700	39,904
11.404% (T-BILL 3MO + 7.500%) due 02/22/2028 ~		25,300	25,529
12.654% (BNMMDTSC + 8.750%) due 12/07/2026 ~		49,500	51,765

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VB DPR Finance Co.
6.833% due 03/15/2035 «(l)		$52,500	$54,160

Veraison Re Ltd.
8.904% (GSMMUSTI + 5.000%) due 03/08/2033 ~		3,550	3,589

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		5,805	5,671
4.500% due 09/01/2026		16,083	16,087
4.500% due 01/15/2028		3,495	3,492
5.750% due 02/01/2027		12,316	12,474

Vitality Re XVI Ltd.
5.657% (MSMMUSTF + 1.750%) due 01/08/2030 ~		5,700	5,710
7.654% (MSMMUSTF + 3.750%) due 01/08/2030 ~		4,500	4,518

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(e)		17,914	0

Windmill III Re DAC
7.147% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	400	475

Winston RE Ltd.
10.404% (T-BILL 3MO + 6.500%) due 02/21/2028 ~		$1,800	1,870
15.594% (T-BILL 3MO + 11.690%) due 02/26/2031 ~		4,800	5,185

Yellow Tulip Assetco BV
0.000% due 07/30/2036 «	EUR	45,750	53,318

Yellow Tulip Bidco BV
0.000% due 07/30/2036 «~		47,123	32,232

			6,118,197

INDUSTRIALS 5.1%

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		$25,555	25,614

Altice France SA
3.375% due 01/15/2028	EUR	8,706	8,816
4.000% due 07/15/2029		3,050	3,096
4.125% due 01/15/2029		1,200	1,219
5.125% due 01/15/2029		$23,300	20,053
5.125% due 07/15/2029		51,547	44,281
5.500% due 01/15/2028		42,930	37,993
5.500% due 10/15/2029		34,165	29,721
5.875% due 02/01/2027	EUR	3,500	3,718
8.125% due 02/01/2027		$45,340	43,377

Amdocs Ltd.
2.538% due 06/15/2030		23,200	21,267

American Airlines Pass-Through Trust
2.875% due 01/11/2036		24,914	22,621
3.000% due 04/15/2030		15,256	14,687
3.150% due 08/15/2033		1,263	1,185
3.200% due 12/15/2029		8,448	8,190
3.350% due 04/15/2031		18,163	17,542
3.375% due 11/01/2028		31,191	30,701
3.575% due 07/15/2029		7,445	7,304
3.600% due 03/22/2029		2,705	2,653
3.650% due 12/15/2029		3,035	2,929
3.650% due 08/15/2030		9,557	9,300
3.700% due 04/01/2028		13,266	13,190

Andre Perry Group, Inc.
0.000% due 01/31/2026 «~	EUR	26,693	31,339

Bayer U.S. Finance LLC
6.375% due 11/21/2030		$7,300	7,804

Beignet
6.850% due 06/01/2049 «(c)		4,057,960	4,057,960

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (h)		1,961	1,608

Boeing Co.
2.196% due 02/04/2026		13,187	13,089
2.950% due 02/01/2030 (n)		19,314	18,192
3.200% due 03/01/2029 (n)		10,000	9,652
3.450% due 11/01/2028		4,404	4,311
3.625% due 02/01/2031		40,180	38,511
5.040% due 05/01/2027		125,660	127,049
5.150% due 05/01/2030		35,000	35,927

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.259% due 05/01/2027		$71,656	$73,757
6.298% due 05/01/2029		73,606	78,135
6.388% due 05/01/2031 (n)		28,100	30,619
6.528% due 05/01/2034 (n)		16,300	18,032

British Airways Pass-Through Trust
2.900% due 09/15/2036		11,264	10,250
3.300% due 06/15/2034		2,127	2,015
3.800% due 03/20/2033		3,494	3,420
4.250% due 05/15/2034		10,326	10,090

Broadcom, Inc.
2.450% due 02/15/2031		86,400	78,608
2.600% due 02/15/2033 (n)		26,905	23,628
3.187% due 11/15/2036		7,241	6,182
3.419% due 04/15/2033		13,531	12,528
3.469% due 04/15/2034		40,370	36,858

Carvana Co.
9.000% due 06/01/2031		266,687	302,147

Carvana Co. (9.000% Cash)
9.000% due 06/01/2030 (d)		222,865	233,330

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		64,300	63,107
3.276% due 12/01/2028		16,500	15,951
3.569% due 12/01/2031		51,800	48,419

Centene Corp.
2.450% due 07/15/2028		7,500	6,975
4.625% due 12/15/2029		6,100	5,918

Claritev Corp. (6.500% Cash and 0.750% PIK)
7.250% due 03/31/2031 (d)		34,225	26,610

CLN Magnetto Group
8.170% due 10/25/2031 «~		148,000	148,940

CVS Pass-Through Trust
4.163% due 08/11/2036		4,504	4,254
5.773% due 01/10/2033		3,352	3,435
5.880% due 01/10/2028		393	396
7.507% due 01/10/2032		2,880	3,070

DISH DBS Corp.
5.250% due 12/01/2026		284,326	279,616
5.750% due 12/01/2028		252,793	242,552

Energy Transfer LP
4.400% due 03/15/2027		4,145	4,161
4.950% due 05/15/2028 (n)		4,355	4,428

Flora Food Management BV
6.875% due 07/02/2029	EUR	72,600	85,378

Gazprom PJSC Via Gaz Capital SA
4.950% due 03/23/2027		$24,600	21,525
4.950% due 02/06/2028		15,900	13,356
7.288% due 08/16/2037		30,730	23,017
8.625% due 04/28/2034		141,090	123,454

Greene King Finance PLC
5.106% due 03/15/2034	GBP	1,037	1,381
5.905% (BP0003M + 1.800%) due 12/15/2034 ~		427	531

Imperial Brands Finance PLC
3.500% due 07/26/2026		$906	900

JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,213	1,965
4.000% due 05/15/2034		50,093	47,219

Mitchells & Butlers Finance PLC
4.887% (US0003M + 0.450%) due 12/15/2030 ~		24	23
6.013% due 12/15/2030	GBP	3,403	4,606

MPH Acquisition Holdings LLC
5.750% due 12/31/2030		$5,061	4,423

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (d)		7,939	8,313

National Football League
5.480% due 10/05/2028 «(l)		76,800	78,824

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		74,963	73,605
4.810% due 09/17/2030		212,402	200,228
7.500% due 07/17/2030		90,700	95,256
7.750% due 07/17/2032		48,550	51,415
8.125% due 07/17/2035		82,100	88,185

14	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NPC Ukrenergo
6.875% due 11/09/2028		$3,480	$2,774

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		105,630	17,218
5.500% due 04/12/2037 ^(e)		117,045	19,078
6.000% due 11/15/2026 ^(e)		54,167	8,829
9.750% due 05/17/2035 ^(e)		43,640	7,964

Petroleos Mexicanos
2.750% due 04/21/2027	EUR	3,047	3,542
5.950% due 01/28/2031		$176,125	170,706
6.700% due 02/16/2032		412,739	409,284
6.750% due 09/21/2047		71,382	58,957
6.950% due 01/28/2060		57,150	47,042
7.690% due 01/23/2050		16,197	14,737

Prime Property Fund LLC
5.250% due 09/30/2029 «(l)		34,500	34,734
5.440% due 09/30/2031 «(l)		34,500	34,728

Prosus NV
1.288% due 07/13/2029	EUR	19,700	21,677
1.985% due 07/13/2033		26,300	27,134
2.085% due 01/19/2030		27,600	31,062
2.778% due 01/19/2034		20,944	22,593
3.061% due 07/13/2031		$47,100	42,782
4.193% due 01/19/2032		28,000	26,884

Rolls-Royce PLC
3.375% due 06/18/2026	GBP	3,835	5,123
4.625% due 02/16/2026	EUR	45,275	53,358
5.750% due 10/15/2027	GBP	29,673	40,841

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(e)		60,389	56,852

Saudi Arabian Oil Co.
4.750% due 06/02/2030		$197,600	200,448

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		120	112

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 09/20/2029		15,533	15,594

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	37,536	56,397

Thames Water Utilities Finance PLC
0.875% due 01/31/2030	EUR	31,400	25,464
1.250% due 01/31/2034		9,800	7,961
1.604% due 12/23/2029		$11,200	8,049
2.375% due 04/22/2042	GBP	6,300	5,754
2.625% due 01/24/2034		23,700	21,809
3.500% due 02/25/2030		9,100	8,592
4.000% due 04/18/2029	EUR	11,700	9,709
4.375% due 01/18/2033		41,600	34,439
4.375% due 07/03/2036	GBP	27,175	25,511
4.625% due 06/04/2048		29,100	27,398
5.125% due 09/28/2039		14,500	13,657
5.500% due 02/11/2043		52,700	49,810
6.500% due 02/09/2034		3,000	2,859
7.125% due 04/30/2033		6,800	6,442
7.750% due 04/30/2046		25,300	24,255

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (h)		2,758	3,208

Times Square Hotel Trust
8.528% due 08/01/2026		$221	222

Topaz Solar Farms LLC
4.875% due 09/30/2039		7,713	6,788
5.750% due 09/30/2039		57,577	58,409

U.S. Renal Care, Inc.
10.625% due 06/28/2028		5,107	4,469

United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,997	7,350
3.500% due 09/01/2031		2,863	2,751
4.000% due 10/11/2027		2,322	2,318
4.150% due 02/25/2033		3,123	3,055
5.875% due 04/15/2029		84,815	87,245

Valaris Ltd.
8.375% due 04/30/2030 (n)		1,556	1,616

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		31,870	30,569
3.875% due 11/01/2033		10,800	9,739
4.125% due 08/15/2031 (n)		10,300	9,729

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture Global LNG, Inc.
7.000% due 01/15/2030 (n)		$138,600	$143,519
8.125% due 06/01/2028 (n)		259,800	269,093
8.375% due 06/01/2031 (n)		53,075	55,765
9.500% due 02/01/2029		215,900	238,062
9.875% due 02/01/2032 (n)		133,350	145,265

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (n)		41,020	43,206
6.750% due 01/15/2036 (n)		46,200	49,101

Volkswagen Group of America Finance LLC
5.300% due 03/22/2027		100,000	101,368

Woodside Finance Ltd.
5.100% due 09/12/2034 (n)		48,000	47,656

Yellowstone Energy LP
5.750% due 12/31/2026		1,247	1,233

			10,439,829

UTILITIES 1.1%

Edison International
6.250% due 03/15/2030 (n)		40,350	41,978

FORESEA Holding SA
7.500% due 06/15/2030		3,358	3,290

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	125,428
2.950% due 01/27/2029		$93,400	68,672
3.000% due 06/29/2027		12,000	9,780

ONEOK, Inc.
4.750% due 10/15/2031		46,500	46,539

Pacific Gas & Electric Co.
2.100% due 08/01/2027		44,031	42,336
2.500% due 02/01/2031		51,959	46,312
2.950% due 03/01/2026		69,389	68,919
3.000% due 06/15/2028		85,600	82,556
3.150% due 01/01/2026		223,783	223,087
3.250% due 06/01/2031		86,160	79,274
3.300% due 03/15/2027		83,737	82,645
3.300% due 12/01/2027		164,659	161,189
3.500% due 08/01/2050		24,300	16,603
3.750% due 07/01/2028		176,652	173,553
3.750% due 08/15/2042		2,902	2,217
4.000% due 12/01/2046		36,917	27,873
4.200% due 03/01/2029		65,400	64,865
4.250% due 03/15/2046		60,021	47,317
4.300% due 03/15/2045		37,669	30,262
4.400% due 03/01/2032		67,000	65,392
4.450% due 04/15/2042		46,785	39,309
4.500% due 07/01/2040		18,037	15,704
4.550% due 07/01/2030 (n)		346,519	344,251
4.600% due 06/15/2043		47,354	39,912
4.650% due 08/01/2028		19,885	19,946
4.750% due 02/15/2044		16,502	14,155
5.450% due 06/15/2027		23,667	24,075
5.900% due 06/15/2032		20,000	20,924
6.400% due 06/15/2033		4,948	5,321

Peru LNG SRL
5.375% due 03/22/2030		1,050	1,009

Rio Oil Finance Trust
8.200% due 04/06/2028		13,661	14,136
9.750% due 01/06/2027		6,484	6,723

Sprint Capital Corp.
8.750% due 03/15/2032 (n)		25,100	30,587

Sprint LLC
7.625% due 03/01/2026		11,900	11,927

			2,098,066

Total Corporate Bonds & Notes (Cost $18,656,252)			18,656,092

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		4,580	4,096
3.714% due 06/01/2041		1,100	864

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.850% due 06/01/2050	$2,720	$2,480
4.214% due 06/01/2050	26,895	19,961

		27,401

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	20,569	21,782
6.725% due 04/01/2035	5,615	5,970
7.350% due 07/01/2035	15,314	16,706

		44,458

Total Municipal Bonds & Notes (Cost $79,696)		71,859

U.S. GOVERNMENT AGENCIES 60.0%

Federal Home Loan Mortgage Corp.
1.500% due 05/01/2041	699	591
2.000% due 03/01/2026 - 03/01/2028	29	28
2.500% due 08/01/2027 - 10/01/2051	105,178	93,410
3.000% due 01/01/2026 - 04/01/2052	409,485	368,973
3.500% due 11/01/2025 - 03/01/2051	351,497	327,248
4.000% due 10/01/2038 - 03/01/2053	109,527	105,184
4.500% due 06/01/2038 - 08/01/2053	9,855	9,707
5.000% due 05/01/2026 - 07/01/2053	49,185	49,139
5.500% due 04/01/2027 - 09/01/2053	360,086	364,712
5.995% due 08/01/2034 •	1	1
6.000% due 07/01/2026 - 09/01/2054	132,811	136,252
6.102% due 05/01/2035 •	9	9
6.221% due 07/01/2033 •	2	2
6.245% due 03/01/2031 •	3	3
6.375% due 11/01/2031 - 09/01/2032 •	21	21
6.443% due 05/01/2037 •	1	1
6.451% due 04/01/2036 •	2	2
6.455% due 11/01/2029 •	2	2
6.473% due 05/01/2033 •	3	3
6.479% due 01/01/2035 •	17	17
6.486% due 12/01/2034 •	2	2
6.495% due 12/01/2037 •	1	1
6.500% due 10/01/2028 - 05/01/2055	771,849	798,239
6.501% due 07/01/2034 •	14	14
6.528% due 05/01/2029 •	1	1
6.532% due 01/01/2033 •	3	3
6.560% due 09/01/2037 •	1	1
6.715% due 01/01/2035 •	9	9
6.724% due 03/01/2032 - 10/01/2032 •	34	35
6.809% due 09/01/2033 •	18	19
6.820% due 07/01/2033 •	1	1
6.897% due 12/01/2033 •	13	13
7.000% due 01/01/2043 - 07/01/2055	875,221	916,670
7.055% due 09/01/2033 •	1	1
7.059% due 11/01/2035 •	29	31
7.230% due 09/01/2031 •	36	37
7.238% due 09/01/2034 •	21	22
7.258% due 09/01/2037 •	1	1

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.242% due 09/25/2030 ~(a)	198,476	8,808
1.468% due 06/25/2030 ~(a)	86,495	4,474
1.532% due 05/25/2030 ~(a)	304,293	16,726
3.997% due 09/25/2035 ~(a)	59,782	9,202

Federal Home Loan Mortgage Corp. REMICS
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	122,390	82,715
0.024% due 12/15/2042 •	1,364	1,097

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.927% due 01/15/2041 •	$718	$672
1.463% due 11/15/2037 •(a)	3,373	330
1.563% due 08/15/2037 •(a)	469	44
1.713% due 06/15/2038 - 01/15/2042 •(a)	2,268	222
1.815% due 01/15/2038 ~(a)	9,749	501
1.887% due 02/15/2040 •	396	372
1.953% due 03/15/2037 •(a)	2,306	235
1.963% due 03/15/2037 - 06/15/2039 •(a)	1,097	112
2.063% due 09/15/2036 •(a)	928	76
2.083% due 09/15/2036 •(a)	538	56
2.163% due 04/15/2036 - 05/15/2036 •(a)	3,176	381
2.213% due 04/15/2026 •(a)	1	0
2.263% due 01/15/2037 •(a)	343	34
2.663% due 08/15/2036 •(a)	908	106
3.000% due 03/15/2027 - 12/15/2032 (a)	534	12
3.500% due 08/15/2042	6,525	6,191
4.000% due 01/15/2041	3,685	3,628
4.000% due 09/15/2048 (a)	431	68
4.887% due 12/15/2046 •	14,254	13,919
4.937% due 06/15/2049 •	7,755	7,579
5.000% due 01/15/2034 - 05/15/2038	1,757	1,794
5.500% due 08/15/2036 - 06/15/2041	11,849	12,376
6.000% due 02/15/2031 - 02/15/2032	319	329
6.500% due 04/15/2029 - 11/25/2049	3,910	4,148
7.000% due 06/15/2029 - 03/15/2032	25	26
7.127% due 12/15/2031 - 02/15/2032 •	226	248
7.250% due 09/15/2030	3	3
7.500% due 09/15/2030	31	32
8.500% due 06/15/2031	16	17
9.265% due 10/15/2031 •	10	11

Federal Home Loan Mortgage Corp. STRIPS
2.342% due 11/15/2043 •	7,956	8,085
2.502% due 08/15/2044 •	4,086	4,017
3.000% due 12/15/2042 - 10/15/2047 (a)	30,863	4,709
3.500% due 12/15/2042 (a)	3,184	492
4.000% due 09/15/2048 (a)	3,588	465

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.532% due 08/25/2031 •	3	3
5.553% due 07/25/2044 •	3	3

Federal National Mortgage Association
1.500% due 12/01/2040 - 06/01/2051	809	667
2.000% due 10/01/2026 - 11/01/2051	12,191	10,021
2.500% due 02/01/2028 - 09/01/2051	55,345	47,275
3.000% due 11/01/2025 - 11/01/2051	2,036,932	1,840,493
3.500% due 10/01/2025 - 06/01/2051	454,506	423,997
3.564% due 04/01/2027 •	9	9
4.000% due 10/01/2025 - 01/01/2059	941,685	906,174
4.207% due 03/01/2033 •	3	3
4.500% due 10/01/2025 - 09/01/2053	42,965	42,570
5.000% due 06/01/2026 - 08/01/2053	87,372	87,168
5.395% due 09/01/2031 •	26	27
5.421% due 10/01/2044 •	1	1
5.500% due 06/01/2048 - 05/01/2054	473,513	479,507
5.621% due 10/01/2040 •	7	7
5.917% due 09/01/2030 •	2	2
5.949% due 02/01/2034 •	213	216
5.965% due 12/01/2035 •	12	12
6.000% due 10/01/2025 - 09/01/2054	177,572	182,193

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.135% due 07/01/2032 •	$3	$4
6.175% due 11/01/2033 •	4	4
6.182% due 04/01/2028 •	1	1
6.194% due 08/01/2033 •	4	4
6.269% due 03/01/2033 •	30	31
6.358% due 12/01/2033 •	5	5
6.452% due 04/01/2032 •	3	3
6.500% due 02/01/2026 - 05/01/2055	301,586	312,397
6.634% due 04/01/2033 •	1	1
7.000% due 07/01/2034 - 10/01/2055	741,387	776,688
7.017% due 10/01/2036 •	1	1
7.069% due 10/01/2032 •	2	2
7.124% due 09/01/2035 •	2	2

Federal National Mortgage Association Benchmark REMICS
5.500% due 04/25/2037	3,063	3,148

Federal National Mortgage Association Grantor Trust
4.382% due 09/25/2031 •	457	453

Federal National Mortgage Association REMICS
0.000% due 11/25/2042 •	19	15
0.017% due 09/25/2042 •	819	461
1.379% due 03/25/2041 •(a)	1,650	167
1.529% due 11/25/2049 •(a)	17,467	2,386
1.559% due 06/25/2037 •(a)	265	30
1.579% due 03/25/2037 - 03/25/2049 •(a)	5,558	702
1.599% due 12/25/2036 - 02/25/2037 •(a)	923	71
1.629% due 04/25/2037 •(a)	438	50
1.639% due 04/25/2037 •(a)	668	56
1.679% due 08/25/2035 - 02/25/2043 •(a)	2,744	298
1.829% due 01/25/2038 •(a)	1,093	102
1.879% due 01/25/2040 •(a)	1,069	84
1.909% due 03/25/2037 •(a)	1,345	133
1.929% due 05/25/2037 •(a)	391	34
1.939% due 06/25/2037 •(a)	1,564	187
1.969% due 04/25/2037 •(a)	982	122
1.979% due 12/25/2037 •(a)	916	92
2.079% due 10/25/2036 - 06/25/2040 •(a)	1,026	104
2.129% due 11/25/2035 •(a)	34	0
2.179% due 11/25/2036 •(a)	291	13
2.229% due 03/25/2036 •(a)	455	35
2.319% due 04/25/2037 •(a)	702	95
2.500% due 04/25/2042 - 08/25/2042	9,634	9,298
2.529% due 02/25/2038 •(a)	3,241	394
2.729% due 02/25/2037 •(a)	238	29
3.000% due 06/25/2027 - 06/25/2042 (a)	5,810	176
4.000% due 12/25/2042 - 12/25/2047 (a)	927	82
4.500% due 12/25/2039 - 07/25/2040	2,878	2,871
4.500% due 12/25/2042 (a)	695	111
4.523% due 12/25/2036 •	15	15
4.583% due 03/25/2034 •	1	1
4.871% due 06/25/2029 - 08/25/2036 •	2	2
4.921% due 06/25/2049 •	3,505	3,415
5.000% due 08/25/2033 - 10/25/2041	12,435	12,669
5.031% due 03/25/2038 •	251	270
5.245% due 12/25/2050 •	11,759	11,733
5.500% due 11/25/2032	865	888
6.000% due 06/25/2029 - 09/25/2031	362	371
6.500% due 10/25/2031 - 02/25/2033	22	23
6.850% due 12/18/2027	1	1
7.000% due 06/25/2032 - 01/25/2048	54	55
7.500% due 11/25/2030 - 12/25/2030	1	0
8.500% due 06/25/2030	31	33

Federal National Mortgage Association REMICS Trust
6.500% due 06/25/2028	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 06/25/2042 ~	$8	$8

Federal National Mortgage Association Trust
4.821% due 03/25/2044 •	2	2
4.871% due 09/25/2032 •	4	4
5.000% due 06/25/2043	14	14
7.500% due 06/25/2042	11	12

Government National Mortgage Association
0.000% due 10/16/2053 ~(a)	841	0
0.023% due 08/16/2048 ~(a)	2,714	1
1.087% due 03/16/2051 ~(a)	592	0
3.000% due 01/20/2042 - 04/20/2052	249,741	223,195
3.500% due 01/20/2045 - 07/20/2055	1,593,862	1,460,077
4.000% due 06/20/2039 - 06/20/2054	162,165	153,601
4.500% due 07/20/2032 - 02/20/2049	80,441	79,681
4.625% due 10/20/2029 •	14	14
4.750% due 12/20/2026 - 12/20/2033 •	16	16
5.125% due 08/20/2033 •	2	2
5.625% due 01/20/2027 - 01/20/2035 •	71	70
6.100% due 06/15/2028 - 01/15/2029	83	85
6.490% due 01/15/2028 - 01/15/2029	92	93
6.500% due 01/20/2055 - 02/20/2055	561,245	577,013

Government National Mortgage Association REMICS
1.950% due 10/20/2047 •(a)	6,843	961
3.500% due 03/20/2043 (a)	244	39
4.000% due 03/20/2043 (a)	710	79
4.866% due 10/20/2062 •	731	730
4.936% due 03/20/2063 •	112	112
4.977% due 04/20/2068 •	16,726	16,932
5.000% due 07/20/2033	79	79
5.216% due 11/20/2065 - 08/20/2066 •	11,176	11,199
5.236% due 10/20/2066 •	3,493	3,501
5.246% due 09/20/2066 •	1,799	1,803
5.266% due 05/20/2066 - 09/20/2066 •	23,777	23,843
5.296% due 08/20/2066 •	3,376	3,387
5.316% due 04/20/2066 - 11/20/2066 •	9,568	9,609
5.466% due 03/20/2066 - 01/20/2067 •	10,351	10,405
5.500% due 04/20/2037	137	139
5.592% due 04/20/2067 •	12,300	12,462
5.616% due 03/20/2066 •	2,580	2,598

Government National Mortgage Association, TBA
2.000% due 11/01/2055	85,000	70,290
2.500% due 11/01/2055	110,550	95,198
3.000% due 10/01/2055 - 11/01/2055	164,300	146,695
3.500% due 07/01/2055 - 11/01/2055	30,000	27,355
4.000% due 10/01/2055 - 11/01/2055	865,276	813,635
4.500% due 10/01/2055 - 11/01/2055	2,194,878	2,128,048
5.000% due 10/01/2055 - 11/01/2055	685,875	682,171
5.500% due 10/01/2055 - 11/01/2055	329,600	331,957
6.000% due 10/01/2055 - 11/01/2055	1,767,700	1,798,033
6.500% due 10/01/2055 - 11/01/2055	377,400	387,654

U.S. Small Business Administration
5.370% due 04/01/2028	39	39

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2040 - 10/01/2055	2,950	2,775
3.000% due 10/01/2040 - 11/01/2055	834,957	771,050
3.500% due 11/01/2055	1,063,865	971,822

16	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 11/01/2055 - 12/01/2055	$5,789,203	$5,455,517
4.500% due 10/01/2055 - 11/01/2055	3,065,300	2,972,150
5.000% due 10/01/2055 - 12/01/2055	16,265,795	16,122,572
5.500% due 11/01/2055 - 12/01/2055	16,588,929	16,715,773
6.000% due 10/01/2055 - 12/01/2055	31,052,838	31,719,300
6.500% due 10/01/2055 - 12/01/2055	28,707,733	29,686,519
7.000% due 11/01/2055	28,400	29,738

Total U.S. Government Agencies (Cost $122,796,299)		122,045,541

U.S. TREASURY OBLIGATIONS 16.3%

U.S. Treasury Bonds
2.250% due 08/15/2046 (r)	4,400	2,937
2.500% due 02/15/2045 (r)	77,400	55,465
2.500% due 02/15/2046	2,319	1,638
2.500% due 05/15/2046	4,955	3,486
2.750% due 11/15/2047	100	72
2.875% due 05/15/2043 (r)	118,245	92,674
2.875% due 08/15/2045	858,035	652,224
2.875% due 11/15/2046 (r)	542,700	406,516
2.875% due 05/15/2049 (r)	3,300	2,408
3.000% due 11/15/2044	615,851	482,024
3.000% due 08/15/2048 (r)	2,585	1,944
3.000% due 02/15/2049 (r)	125,029	93,642
3.125% due 02/15/2043	276,604	225,854
3.125% due 08/15/2044 (r)	478,709	383,435
3.375% due 05/15/2044	712,349	594,700
3.625% due 08/15/2043	480,378	419,280
3.625% due 02/15/2044 (r)	494,809	429,653
3.750% due 11/15/2043	355,213	314,627
4.250% due 08/15/2054	338,200	312,307
4.375% due 08/15/2043	494,700	477,588
4.500% due 11/15/2054 (r)	1,910,600	1,840,147
4.625% due 05/15/2054	1,587,700	1,560,349
6.250% due 05/15/2030	845	935

U.S. Treasury Inflation Protected Securities (j)
0.250% due 02/15/2050	206,338	122,204
0.625% due 02/15/2043	33,608	25,552
0.750% due 02/15/2042 (p)	266,833	211,810
0.750% due 02/15/2045	178,237	133,042
0.875% due 02/15/2047	215,985	159,662
1.000% due 02/15/2046 (p)	170,211	131,384
1.000% due 02/15/2048	248,499	186,406
1.000% due 02/15/2049 (p)	623,739	460,715
1.375% due 02/15/2044	135,331	115,839
1.500% due 02/15/2053	339,057	271,648
2.125% due 02/15/2040	75,774	76,422
2.125% due 02/15/2041	19,029	19,028
2.500% due 01/15/2029 (p)	26,972	28,192
0.125% due 04/15/2026 (p)	16,013	15,929
0.125% due 07/15/2026 (p)	676,381	674,069
0.125% due 10/15/2026	1,009,911	1,004,423
0.125% due 01/15/2031 (p)	24,322	22,846
0.125% due 07/15/2031 (p)	115,933	108,302
0.125% due 01/15/2032 (p)	100,102	92,204
0.250% due 07/15/2029 (p)	1,510,668	1,465,915
0.375% due 01/15/2027 (p)	23,418	23,241
0.500% due 01/15/2028 (p)	6,137	6,067
0.625% due 07/15/2032 (p)	1,209,305	1,144,994
0.750% due 07/15/2028 (p)	349,010	347,468
1.125% due 01/15/2033 (p)	263,738	255,705
1.375% due 07/15/2033 (r)	2,612,289	2,573,033
1.625% due 04/15/2030	1,251,110	1,270,687
1.750% due 01/15/2034 (p)	539,942	542,688
1.875% due 07/15/2034	4,130,440	4,192,154

U.S. Treasury Notes
1.500% due 08/15/2026 (p)	1,100	1,079
1.625% due 02/15/2026 (r)	420	416
2.000% due 11/15/2026	200	196
2.375% due 03/31/2029 (p)(r)	1,051,400	1,007,599
2.625% due 02/15/2029 (p)	560	542
4.000% due 07/31/2032 (r)	3,746,703	3,764,851

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 03/31/2026 (r)		$2,204,000	$2,211,168
4.500% due 04/15/2027 (p)		2,225,400	2,253,174

Total U.S. Treasury Obligations (Cost $35,951,879)			33,274,559

NON-AGENCY MORTGAGE-BACKED SECURITIES 29.7%

20 Times Square Trust
3.203% due 05/15/2035 ~		101,116	93,057

ACRA Trust
5.608% due 10/25/2064 þ		14,731	14,826

Adjustable Rate Mortgage Trust
3.951% due 01/25/2036 ~		18	16
4.413% due 11/25/2035 ~		23	18
4.512% due 08/25/2036 •		4,775	1,615
4.572% due 02/25/2036 ~		1,172	739
4.615% due 07/25/2035 ~		131	127
4.632% due 08/25/2036 •		103	39
4.692% due 06/25/2037 •		217	252
4.746% due 08/25/2036 ~		1,419	1,225
4.759% due 07/25/2035 ~		147	138
4.772% due 03/25/2036 •		684	181
4.783% due 11/25/2035 ~		1,290	900
4.792% due 01/25/2036 •		2,146	2,050
4.812% due 11/25/2035 •		1,938	1,853
4.812% due 01/25/2036 •		341	323
5.131% due 01/25/2036 ~		3,779	2,833
5.222% due 08/25/2035 •		1,882	1,706
5.368% due 03/25/2036 ~		9,577	2,245
5.422% due 01/25/2035 •		3,341	2,994
5.450% due 09/25/2035 ~		327	288
5.559% due 01/25/2036 ~		465	439
5.882% due 05/25/2035 ~		1,147	1,126
6.436% due 01/25/2035 ~		172	166
6.600% due 08/25/2036 ~		3,205	293
6.662% due 07/25/2035 ~		531	515

AG Trust
6.166% due 07/15/2041 •		38,061	38,249

Alba PLC
4.275% due 12/15/2038 •	GBP	419	555
4.345% due 03/17/2039 •		2,481	3,251

American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		$109,087	95,487
0.000% due 03/25/2058 (h)		64,889	51,828

American Home Mortgage Assets Trust
4.462% due 05/25/2046 •		4,684	4,156
4.462% due 12/25/2046 •		19,942	17,289
4.482% due 10/25/2046 •		149	75
4.652% due 09/25/2046 •		13,615	12,994
4.652% due 06/25/2047 •		1,181	1,124
4.853% due 02/25/2047 •		25,630	8,858
5.073% due 11/25/2046 •		143,333	35,032
6.750% due 06/25/2037 þ		8,570	7,742

American Home Mortgage Investment Trust
4.552% due 03/25/2046 •		5,850	5,330
4.592% due 06/25/2046 •		11,161	1,910
4.632% due 12/25/2046 •		4,576	3,890
4.652% due 12/25/2046 •		1,641	1,583
4.672% due 03/25/2046 •		6,336	5,679
4.797% due 10/25/2034 •		507	503
4.872% due 11/25/2045 •		136	95
5.908% due 09/25/2035 þ		18,095	9,912
6.000% due 06/25/2035 þ		14,172	9,944
6.095% due 09/25/2035 •		27,046	10,084
6.195% due 12/25/2035 •		258	88
6.195% due 11/25/2045 •		17,872	6,676

Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~		3,345	2,517
4.800% due 11/25/2067 þ		29,230	29,104
5.338% due 05/27/2069 þ		17,272	17,360
5.985% due 01/25/2069 þ		4,180	4,226
6.197% due 01/25/2069 þ		30,604	30,996
6.500% due 12/25/2067 þ		11,736	11,862

AOA Mortgage Trust
5.140% due 10/15/2038 •		7,275	7,275

Atlas Funding PLC
5.123% due 01/20/2061 •	GBP	4,851	6,559

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ATLX Trust
3.850% due 04/25/2063 þ		$13,917	$13,434
3.850% due 04/25/2064 þ		3,165	3,074

Avon Finance
4.886% due 12/28/2049 •	GBP	65,443	88,212
5.736% due 12/28/2049 •		15,118	20,432
6.486% due 12/28/2049 •		14,835	20,126
6.986% due 12/28/2049 •		8,841	11,953

Avon Finance No. 3 PLC
0.000% due 11/28/2050 (b)(h)		16,523	18,951
0.000% due 11/28/2050 (a)(h)		9,500	5
5.086% due 11/28/2050 •		317,351	428,571
5.736% due 11/28/2050 •		31,368	42,376
6.486% due 11/28/2050 •		18,535	25,126
6.986% due 11/28/2050 •		10,550	14,255
7.486% due 11/28/2050 •		11,976	16,183
7.986% due 11/28/2050 •		13,129	17,715

BAMLL
4.160% due 05/25/2056 ~		$1,332,704	1,278,651

BAMLL Commercial Mortgage Securities Trust
0.952% due 07/07/2043 ~(a)		1,083	10
2.847% due 04/20/2042 ~		160,580	130,274
4.325% due 08/15/2046 ~		5,000	4,563
5.315% due 09/15/2038 •		200	192

Banc of America Alternative Loan Trust
4.672% due 06/25/2046 •		1,339	1,089
5.500% due 10/25/2033		1,743	1,760
5.500% due 12/25/2035		42	38
6.000% due 07/25/2034		6,798	6,823
6.000% due 03/25/2036		1,019	949
6.000% due 06/25/2046		84	74
6.000% due 07/25/2046		185	157

Banc of America Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «~		129,580	125,641
3.110% due 08/25/2052 «~		45,364	40,152

Banc of America Funding Corp.
4.436% due 09/25/2048 ~		9,633	9,050

Banc of America Funding Trust
2.787% due 12/20/2034 ~		96	80
2.997% due 03/20/2036 ~		367	297
3.392% due 05/26/2037 ~		28,011	21,903
3.620% due 04/20/2036 ~		264	216
4.285% due 06/20/2047 ~		974	859
4.376% due 10/20/2046 ~		218	183
4.402% due 10/25/2036 •		3,436	2,949
4.454% due 09/20/2035 ~		5	5
4.462% due 03/20/2036 ~		25	22
4.483% due 05/26/2037 •		2,942	2,627
4.497% due 09/20/2035 ~		83	71
4.497% due 11/20/2035 ~		1,369	1,149
4.570% due 02/20/2047 •		2,014	1,886
4.572% due 03/25/2037 •		2,124	1,560
4.602% due 05/20/2036 ~		1,219	1,078
4.630% due 07/20/2036 •		4,154	4,147
4.630% due 10/20/2036 •		2,591	2,015
4.642% due 06/25/2037 •		1,187	911
4.670% due 06/20/2047 •		7,305	6,023
4.672% due 08/25/2036 •		1,005	835
4.678% due 04/20/2035 ~		67	61
4.700% due 05/20/2035 •		3,626	3,581
4.753% due 05/20/2036 ~		55	48
4.772% due 03/20/2036 ~		195	173
4.772% due 07/25/2036 •		15	11
4.776% due 11/20/2035 ~		1,184	1,024
4.780% due 11/20/2035 ~		2,574	2,184
4.810% due 05/20/2036 •		64,114	15,146
4.832% due 07/25/2037 •		9,980	9,584
4.835% due 09/20/2046 ~		509	459
4.852% due 07/25/2037 •		6,539	6,289
4.870% due 09/20/2035 •		2,268	1,729
4.971% due 01/20/2047 ~		46	40
5.072% due 05/25/2037 •		812	697
5.300% due 04/20/2035 •		7,610	6,804
5.334% due 05/25/2035 ~		7	6

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.414% due 05/20/2034 ~		$292	$267
5.500% due 09/25/2034		10	10
5.500% due 12/20/2034		110	110
5.500% due 04/25/2035		65	66
5.500% due 03/25/2036		31	28
5.543% due 11/20/2035 ~		1,471	1,274
5.583% due 06/20/2035 •		341	269
5.585% due 05/20/2035 ~		1,363	1,205
5.750% due 01/25/2037		2,024	1,731
5.993% due 12/20/2036 ~		649	642
6.000% due 05/20/2033		13	13
6.000% due 02/25/2034		325	313
6.000% due 09/25/2036		2,161	1,853
6.000% due 08/25/2037		2,318	1,917
6.000% due 10/26/2037 ~		4,063	3,772
6.388% due 04/25/2037 þ		176	152
6.392% due 07/20/2036 ~		587	592
7.613% due 10/20/2035 ~		539	520

Banc of America Mortgage Trust
2.622% due 07/25/2035 ~		529	402
3.182% due 08/25/2035 ~		588	545
3.197% due 12/25/2032 ~		131	112
3.497% due 06/25/2035 ~		312	224
3.989% due 02/25/2035 ~		272	236
4.675% due 10/25/2035 ~		1,835	1,735
4.833% due 01/25/2036 ~		452	398
5.046% due 02/25/2036 ~		1,748	1,626
5.111% due 02/25/2035 ~		62	61
5.119% due 09/25/2035 ~		184	162
5.162% due 05/25/2035 ~		664	562
5.214% due 11/20/2046 ~		10	9
5.242% due 08/25/2035 ~		1,010	965
5.332% due 12/25/2035 ~		1,175	1,081
5.333% due 06/25/2035 ~		52	48
5.391% due 05/25/2035 ~		1,461	1,306
5.469% due 09/25/2035 ~		1,364	1,195
5.487% due 07/25/2035 ~		390	372
5.500% due 03/25/2035		1,451	1,330
5.500% due 09/25/2035		1,161	1,031
5.533% due 11/25/2035 ~		947	852
5.669% due 01/25/2036 ~		1,029	941
5.726% due 03/25/2033 ~		60	58
5.841% due 07/25/2034 ~		159	153
5.891% due 04/25/2035 ~		75	75
6.000% due 09/25/2037		71	58
6.000% due 07/25/2046 •		1,559	1,389
6.012% due 01/25/2035 ~		3,704	3,625
6.391% due 12/25/2033 ~		18	17
6.457% due 05/25/2034 ~		200	195
6.636% due 01/25/2034 ~		378	378
6.669% due 09/25/2033 ~		671	646
6.870% due 06/25/2034 ~		69	68
6.939% due 02/25/2035 ~		82	81
6.996% due 12/25/2033 ~		150	149
6.997% due 04/25/2033 ~		133	125
7.495% due 11/25/2035 ~		58	55
7.498% due 11/25/2033 ~		52	52

Banc of America Re-REMICS Trust
4.232% due 11/15/2046 ~		399,220	395,542
4.232% due 08/15/2053 ~		160,044	141,872

Bank
0.451% due 02/15/2061 ~(a)		215,517	1,693

Bank of America Mortgage Trust
5.750% due 07/20/2032 ~		14	13

Barclays Mortgage Loan Trust
0.000% due 07/25/2053 ~		169,511	171,883
0.000% due 03/25/2064 ~		4	4
0.000% due 10/01/2075 «		49	49
7.591% due 03/25/2064 ~		153,062	157,938
7.645% due 10/01/2075 «		261,723	269,586

Barrow Funding PLC
0.000% due 11/16/2062 (h)	GBP	34,588	35,369
4.987% due 11/16/2062 •		412,778	555,958
5.887% due 11/16/2062 •		42,391	57,697
6.387% due 11/16/2062 •		21,161	28,741
7.187% due 11/16/2062 •		14,131	19,231
8.487% due 11/16/2062 •		7,101	9,674
9.987% due 11/16/2062 •		7,030	9,574

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayview Commercial Asset Trust
4.692% due 01/25/2037 •	$25	$23

BBCCRE Trust
3.966% due 08/10/2033	5,500	5,085

BCAP LLC Trust
1.008% due 11/26/2036 •	4,849	1,447
2.644% due 12/27/2049 ~	83	27
3.932% due 11/27/2047 ~	20,098	15,803
4.008% due 06/26/2037 ~	4,780	4,292
4.008% due 06/27/2037 ~	4,056	3,608
4.009% due 06/26/2037 ~	722	636
4.011% due 09/27/2037 •	2,572	2,458
4.055% due 06/25/2047 ~	1,168	981
4.208% due 05/26/2047 ~	3,080	2,565
4.330% due 07/26/2036 ~	8,489	3,620
4.432% due 10/26/2035 ~	1,424	1,001
4.589% due 02/26/2036 ~	1,077	1,018
4.612% due 01/25/2037 •	241	225
4.621% due 12/20/2035 ~	9,435	4,161
4.632% due 03/25/2037 •	2,275	2,072
4.641% due 05/27/2037 ~	4,369	3,962
4.652% due 10/25/2036 •	984	1,020
4.699% due 05/26/2037 •	2,033	1,970
4.797% due 03/26/2035 ~	403	390
4.855% due 07/26/2036 ~	151	127
4.877% due 05/25/2047 •	2,541	2,331
4.977% due 11/26/2035 ~	117	113
5.021% due 08/26/2036 ~	8,518	7,685
5.048% due 10/26/2035 ~	2,228	2,249
5.077% due 05/26/2037 •	6,944	4,840
5.250% due 02/26/2036 ~	654	248
5.250% due 04/26/2037	1,285	716
5.669% due 01/26/2036 ~	784	636
5.750% due 04/25/2037	4,828	2,027
6.000% due 07/26/2036 ~	7,097	3,741
6.000% due 08/26/2037 ~	5,775	5,370
6.063% due 02/26/2036 ~	9	9
6.250% due 12/26/2036 ~	4,354	3,902
6.672% due 10/25/2047 •	3,884	2,910
10.290% due 04/26/2037 ~	4,472	2,031

BCP Trust
5.064% due 06/15/2038 •	2,300	2,042

Bear Stearns ALT-A Trust
3.172% due 04/25/2035 ~	245	202
3.250% due 02/25/2034 ~	30	29
3.828% due 04/25/2035 ~	259	235
4.058% due 03/25/2036 ~	4,990	4,069
4.126% due 08/25/2036 ~	10,974	7,304
4.164% due 05/25/2036 ~	8,666	6,150
4.164% due 08/25/2036 ~	2,652	1,206
4.167% due 11/25/2036 ~	1,981	894
4.217% due 11/25/2035 ~	4,882	2,625
4.262% due 05/25/2036 ~	8,147	3,568
4.281% due 04/25/2035 ~	204	200
4.289% due 09/25/2035 ~	806	332
4.467% due 11/25/2036 ~	4,087	2,324
4.511% due 02/25/2036 ~	981	695
4.592% due 02/25/2034 •	30	28
4.592% due 08/25/2036 •	7,918	7,042
4.592% due 11/25/2036 •	3,717	3,240
4.592% due 06/25/2046 •	5,960	5,487
4.612% due 12/25/2046 •	2,150	1,952
4.644% due 09/25/2035 ~	3,750	1,625
4.712% due 04/25/2036 •	2,667	2,404
4.714% due 05/25/2036 ~	5,557	2,644
4.752% due 02/25/2036 •	1,195	1,137
4.766% due 02/25/2036 ~	5,701	4,809
4.794% due 06/25/2034 ~	235	225
4.811% due 01/25/2047 ~	1,485	723
4.838% due 09/25/2035 ~	3,135	1,714
4.850% due 11/25/2035 ~	6,618	5,049
4.888% due 07/25/2035 ~	6,902	4,624
4.912% due 04/25/2034 •	37	37
4.932% due 05/25/2035 ~	176	173
4.945% due 02/25/2034 ~	32	30
4.947% due 04/25/2035 •	148	275
5.127% due 06/25/2034 •	774	827
5.161% due 01/25/2036 ~	8,540	8,131
5.166% due 07/25/2035 ~	15,560	9,720
5.167% due 05/25/2035 ~	518	503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.170% due 01/25/2036 ~	$2,108	$2,011
5.202% due 11/25/2034 •	4,254	3,652
5.215% due 05/25/2036 ~	10	6
5.216% due 02/25/2036 ~	521	489
5.232% due 10/25/2035 ~	8,888	7,356
5.247% due 01/25/2035 ~	210	192
5.247% due 07/25/2035 •	1,579	1,566
5.367% due 01/25/2035 ~	43	41
5.397% due 01/25/2035 •	3,889	3,715
5.425% due 05/25/2035 ~	85	81
5.442% due 01/25/2034 ~	84	82
5.458% due 04/25/2035 ~	73	70
5.619% due 09/25/2035 ~	3,483	2,714
5.842% due 08/25/2034 ~	430	422
5.922% due 09/25/2034 •	5,335	5,316
5.997% due 07/25/2034 •	1,875	2,170
6.185% due 12/25/2033 ~	158	155
6.300% due 09/25/2034 ~	20	19
6.625% due 09/25/2034 ~	69	67
7.122% due 07/25/2034 •	3,609	3,423

Bear Stearns ALT-A Trust II
4.215% due 09/25/2047 ~	17,449	8,273

Bear Stearns ARM Trust
3.834% due 07/25/2036 ~	1,425	1,238
3.859% due 11/25/2034 ~	636	581
4.057% due 09/25/2034 ~	500	456
4.146% due 08/25/2047 ~	677	594
4.208% due 05/25/2047 ~	1,747	1,573
4.247% due 06/25/2047 ~	4,334	3,818
4.475% due 02/25/2036 ~	249	230
4.526% due 08/25/2047 ~	2,819	2,471
4.554% due 07/25/2034 ~	71	67
4.604% due 02/25/2036 ~	4	4
4.616% due 04/25/2034 ~	373	346
4.725% due 02/25/2047 ~	1,715	1,542
4.761% due 02/25/2034 ~	116	109
4.764% due 02/25/2047 ~	2,382	2,129
4.807% due 03/25/2035 ~	327	301
4.889% due 08/25/2035 ~	665	578
4.910% due 02/25/2035 ~	365	359
4.912% due 04/25/2034 ~	201	195
4.928% due 08/25/2035 ~	131	123
4.947% due 07/25/2033 ~	42	39
5.053% due 01/25/2035 ~	249	241
5.302% due 01/25/2035 ~	62	60
5.391% due 02/25/2036 ~	993	911
5.702% due 05/25/2037 ~	2,673	2,339
6.081% due 08/25/2035 ~	574	573
6.172% due 10/25/2033 ~	72	65
6.224% due 08/25/2035 •	3,684	2,420
6.328% due 02/25/2036 ~	32	31
6.341% due 11/25/2034 ~	197	188
6.368% due 11/25/2034 ~	9	8
6.373% due 12/25/2046 •	3,886	3,276
6.398% due 12/25/2046 •	1,332	1,179
6.420% due 10/25/2035 •	785	752
6.530% due 02/25/2036 •	26	25
6.619% due 01/25/2035 ~	13	13
6.766% due 02/25/2036 ~	905	811
6.896% due 05/25/2034 ~	9	9
7.250% due 07/25/2034 ~	16	16

Bear Stearns Asset-Backed Securities I Trust
4.872% due 12/25/2035 •	2,585	1,214

Bear Stearns Mortgage Funding Trust
4.432% due 12/25/2046 •	2,502	2,263
4.482% due 06/25/2037 •	33,497	32,366
4.612% due 03/25/2037 •	39,514	35,972
4.632% due 06/25/2037 •	6,380	6,049
4.672% due 11/25/2036 •	11,880	10,988
4.672% due 02/25/2037 •	7,159	6,751
4.672% due 09/25/2046 •	13,369	11,764
4.692% due 12/25/2036 •	3,518	3,454
4.712% due 08/25/2036 •	6,805	6,448

Bear Stearns Structured Products, Inc. Trust
3.965% due 12/26/2046 ~	88	70
4.972% due 01/26/2036 ~	3,453	2,447
7.000% due 07/25/2037 ~	29,892	9,910

Bella Vista Mortgage Trust
4.748% due 05/20/2045 •	90	58
4.850% due 01/22/2045 •	342	325

18	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Benchmark Mortgage Trust
0.628% due 07/15/2053 ~(a)		$68,256	$1,584
1.526% due 12/17/2053 ~(a)		208,425	11,509
1.853% due 07/15/2053 ~(a)		84,535	4,418

BIG Commercial Mortgage Trust
5.492% due 02/15/2039 •		2,813	2,805

BINOM Securitization Trust
4.441% due 08/25/2057 ~		84,597	82,494

Bletchley Park Funding PLC
4.842% due 07/27/2070 •	GBP	15,532	21,014

BSREP Commercial Mortgage Trust
5.215% due 08/15/2038 •		$5,581	5,310

BWAY Mortgage Trust
5.515% due 09/15/2036 •		3,000	2,909

BX Commercial Mortgage Trust
5.163% due 02/15/2039 •		12,717	12,713

BX Trust
4.899% due 04/15/2039 •		11,716	11,701
5.065% due 02/15/2036 •		12,386	12,387
5.641% due 04/15/2037 •		2,403	2,405

BXP Trust
3.379% due 06/13/2039		28,700	28,052

CALI Mortgage Trust
3.957% due 03/10/2039		9,000	8,640

Canada Square Funding PLC
4.936% (SONIA3M IR + 0.950%) due 06/17/2058 ~	GBP	1,040	1,400

Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~		$36,796	36,052
4.000% due 10/25/2054 ~		59,316	58,311

Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates
5.595% due 07/25/2033 •		34	33

CFCRE Commercial Mortgage Trust
1.199% due 11/10/2049 ~(a)		140,604	902

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		75,043	68,232
3.250% due 09/25/2063 ~		73,635	66,825
3.250% due 03/25/2064 ~		45,593	41,016
3.250% due 08/25/2064 ~		34,547	31,003
3.250% due 09/25/2064 ~		43,968	39,515
3.375% due 12/25/2064 ~		13,625	12,357
3.375% due 04/25/2065 ~		32,595	29,602
3.500% due 06/25/2062 ~		36,463	33,830
5.606% due 09/25/2055 •		46,800	46,756

Chase Mortgage Finance Trust
4.222% due 03/25/2037 ~		2,468	2,304
4.435% due 01/25/2036 ~		213	192
4.469% due 09/25/2036 ~		7	6
4.672% due 05/25/2036 •		8	2
4.739% due 12/25/2035 ~		31	30
4.752% due 12/25/2037 ~		231	200
5.500% due 11/25/2035		553	392
6.000% due 10/25/2036		448	163
6.000% due 11/25/2036		2,031	851
6.000% due 12/25/2036		1,004	403
6.000% due 02/25/2037		1,503	577
6.000% due 03/25/2037		687	361
6.000% due 05/25/2037		11,230	4,680
6.000% due 06/25/2037		4,749	1,822
6.000% due 07/25/2037		692	300
6.152% due 06/25/2035 ~		1	1
6.250% due 10/25/2036		4,087	1,483
6.294% due 06/25/2035 ~		16	16
6.914% due 02/25/2037 ~		10	10

ChaseFlex Trust
4.179% due 09/25/2036 ~		3,009	2,756
4.832% due 05/25/2037 •		8,938	8,627
4.872% due 07/25/2037 •		8,120	7,213
6.300% due 06/25/2036 ~		8,223	7,304

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.125% due 08/25/2037 •		5,347	4,503
4.262% due 08/25/2037 þ		3,587	3,056
4.952% due 08/25/2037 •		3,410	3,049

Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	152,218

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 05/20/2046	GBP	9	$45,557
5.386% due 03/17/2046 •		131,114	176,756
6.236% due 03/17/2046 •		125,536	169,304
7.136% due 03/17/2046 •		116,569	157,340
7.986% due 03/17/2046 •		71,735	96,885
8.486% due 03/17/2046 •		35,868	48,418

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.422% due 01/25/2036 •		$1,322	1,269
4.452% due 05/25/2036 •		76	73
4.452% due 08/25/2047 •		2,880	2,511
4.502% due 05/25/2036 •		147	141
4.552% due 01/25/2035 •		58	57
4.572% due 08/25/2035 •		170	165

CHL Mortgage Pass-Through Trust
3.290% due 02/25/2035 ~		3,956	3,230
3.366% due 04/20/2036 ~		190	164
3.431% due 03/25/2035 ~		162	128
3.649% due 04/25/2035 ~		356	266
3.849% due 02/25/2034 ~		134	130
3.850% due 05/25/2047 ~		960	816
3.871% due 07/19/2033 ~		303	293
3.955% due 09/25/2037 ~		457	415
3.998% due 04/25/2047 ~		2,125	2,098
4.005% due 09/20/2035 ~		2,932	2,721
4.032% due 05/20/2036 ~		11,398	10,607
4.115% due 09/20/2036 ~		547	485
4.228% due 03/25/2037 ~		91	78
4.303% due 05/20/2036 ~		1,637	1,429
4.327% due 02/25/2047 ~		6,289	5,753
4.378% due 11/25/2037 ~		9,250	8,337
4.391% due 05/19/2033 ~		99	93
4.462% due 11/25/2037 ~		12,474	11,842
4.485% due 05/20/2036 ~		1,032	939
4.527% due 11/20/2035 ~		382	357
4.541% due 06/20/2036 ~		3,594	3,167
4.542% due 04/25/2035 •		950	909
4.563% due 04/20/2036 ~		806	731
4.572% due 04/25/2037 •		3,632	1,130
4.593% due 09/25/2047 ~		659	591
4.595% due 10/20/2035 ~		645	636
4.615% due 08/20/2035 ~		3,045	2,877
4.622% due 11/25/2035 •		3,484	1,015
4.622% due 05/25/2037 •		2,546	889
4.622% due 08/25/2037 •		3,745	1,139
4.629% due 02/20/2036 ~		2,378	2,099
4.636% due 10/20/2034 ~		525	479
4.667% due 09/25/2034 ~		13	12
4.672% due 10/25/2035 •		1,098	481
4.672% due 04/25/2046 •		233	226
4.682% due 04/25/2037 ~		1,203	1,128
4.702% due 11/25/2037 ~		12,734	11,893
4.731% due 05/20/2036 ~		1,849	1,768
4.732% due 05/25/2035 •		174	154
4.752% due 03/25/2036 •		4,597	4,318
4.762% due 11/20/2035 ~		12,579	10,773
4.772% due 05/25/2036 •		1,863	545
4.812% due 03/25/2035 •		174	163
4.819% due 11/20/2034 ~		977	936
4.822% due 05/25/2033 •		20	19
4.852% due 04/25/2035 •		2,605	2,496
4.872% due 03/25/2035 •		1,129	643
4.872% due 05/25/2035 •		9,621	8,560
4.882% due 01/25/2036 ~		1,697	1,612
4.912% due 03/25/2035 •		9,310	8,406
4.932% due 02/25/2035 •		229	215
4.936% due 03/20/2036 ~		2,954	2,755
4.952% due 02/25/2035 •		521	486
4.964% due 07/25/2034 ~		47	45
4.972% due 03/25/2035 •		1,829	948
4.972% due 02/25/2036 •		1	0
5.012% due 02/25/2035 •		4,506	4,219
5.032% due 09/25/2034 •		38	37
5.041% due 09/20/2035 ~		5,148	4,953
5.054% due 11/20/2035 ~		546	447
5.101% due 03/25/2035 ~		50	47
5.194% due 05/20/2034 ~		26	25
5.221% due 09/20/2034 ~		53	51
5.250% due 12/25/2027		354	207
5.250% due 07/25/2034		107	107
5.353% due 05/20/2035 ~		1,270	1,245

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.364% due 09/25/2034 ~	$83	$81
5.388% due 02/20/2035 ~	61	61
5.452% due 11/20/2034 ~	866	835
5.500% due 04/25/2035	10	9
5.500% due 05/25/2035	1,560	1,296
5.500% due 08/25/2035	3,475	1,811
5.500% due 09/25/2035	1,830	1,108
5.500% due 10/25/2035	3,653	1,883
5.500% due 11/25/2035	215	109
5.500% due 12/25/2035	32	17
5.500% due 01/25/2036	621	368
5.555% due 06/25/2047 ~	2,157	2,122
5.594% due 12/19/2033 ~	4	4
5.750% due 08/25/2034	123	122
5.750% due 02/25/2036	413	179
5.750% due 02/25/2037	186	77
5.750% due 03/25/2037	1,945	825
5.750% due 05/25/2037	5,383	2,492
5.750% due 07/25/2037	1,772	828
5.850% due 05/25/2036	2,115	809
6.000% due 12/25/2035	11	6
6.000% due 04/25/2036	1,444	678
6.000% due 02/25/2037	5,661	2,273
6.000% due 03/25/2037	3,423	1,483
6.000% due 04/25/2037	259	118
6.000% due 05/25/2037	2,895	1,182
6.000% due 07/25/2037	6,293	2,559
6.000% due 08/25/2037	5,180	2,219
6.000% due 09/25/2037	1,922	947
6.000% due 10/25/2037	4,269	2,927
6.000% due 01/25/2038	7,987	3,307
6.222% due 10/25/2033 ~	13	13
6.224% due 02/20/2036 •	596	518
6.248% due 02/20/2036 •	464	433
6.250% due 09/25/2036	2,031	780
6.250% due 10/25/2036	95	43
6.311% due 05/25/2034 ~	40	40
6.449% due 02/20/2036 •	3,184	2,827
6.491% due 02/25/2034 ~	78	75
6.500% due 11/25/2036	7,587	2,203
6.500% due 05/25/2037	199	88
6.500% due 10/25/2037	14,540	5,462
6.500% due 11/25/2037	3,315	1,084
6.500% due 12/25/2037	20,913	8,277
6.500% due 11/25/2047	12,577	5,991
6.589% due 10/20/2034 ~	853	851
6.639% due 02/20/2036 •	2,010	1,758
6.741% due 02/25/2034 ~	1	1
6.902% due 12/25/2033 ~	26	27
6.959% due 06/25/2034 ~	319	325

CHL Reperforming Loan Trust REMICS
4.672% due 11/25/2034 •	2,644	2,544
4.672% due 09/25/2035 •	413	337
5.709% due 01/25/2034	12,420	11,766

CIM Trust
3.250% due 10/25/2058 ~	58,626	53,804
3.295% due 10/25/2059 ~	17,191	12,979
3.639% due 07/25/2058 ~	15,069	13,862
4.064% due 12/25/2061 ~	19,311	14,968
4.512% due 12/25/2059 ~	10,152	9,830
4.750% due 06/25/2064 ~	22,104	21,969
5.000% due 05/25/2062 ~	17,394	17,394
5.000% due 02/25/2099 þ	21,367	21,265
5.042% due 09/25/2059 ~	7,242	7,166
5.216% due 06/25/2064 ~	77,946	71,589
5.566% due 07/25/2061 ~	5,661	5,508
6.639% due 12/25/2067 þ	20,348	20,503

Citicorp Mortgage Securities Trust
5.750% due 06/25/2036	75	68
6.000% due 08/25/2036	2,004	1,853

Citicorp Mortgage Securities, Inc.
4.722% due 02/25/2035 •	249	233

Citigroup Commercial Mortgage Trust
1.509% due 10/10/2049 ~(a)	258,254	1,474
3.349% due 02/10/2049	14,750	14,718

Citigroup Mortgage Loan Trust
0.000% due 10/01/2075 «	1,232	1,234
3.650% due 10/01/2075 «(c)	433,138	372,795

Citigroup Mortgage Loan Trust, Inc.
0.000% due 09/25/2037 ~	810	84

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 03/25/2052 ~	$362,179	$311,640
0.000% due 01/01/2054 ~	238,665	248,397
0.000% due 10/25/2054 ~	73,921	77,677
0.000% due 09/25/2060 ~	109,405	83,150
0.000% due 09/25/2060 ~(a)	641,807	23,672
0.000% due 10/25/2060 ~	60,286	37,016
0.000% due 10/25/2060 ~(a)	819,121	36,535
0.000% due 05/01/2061 ~	37,159	21,400
0.000% due 05/01/2061 ~(a)	901,443	29,264
0.000% due 08/01/2061 ~	22,794	16,334
0.000% due 08/01/2061 ~(a)	970,467	87,015
0.000% due 12/25/2061 ~	374,270	303,507
0.000% due 02/01/2062 ~	693,609	567,883
0.000% due 03/01/2062 ~	726,874	609,309
0.000% due 07/25/2062 ~	1,072,070	874,891
0.000% due 10/25/2062 ~	378,587	340,859
0.000% due 02/25/2063 ~	924,408	759,076
0.000% due 10/25/2063 ~	324,158	241,257
0.000% due 09/25/2064 ~	505,186	431,100
0.000% due 02/25/2065 ~	377,445	334,140
0.000% due 03/01/2065 ~	27,793	14,777
0.000% due 03/01/2065 ~(a)	1,705,306	50,252
0.000% due 09/25/2068 ~	420,864	343,913
0.000% due 03/01/2070 ~	19,060	14,903
0.000% due 03/01/2070 ~(a)	231,605	15,982
0.000% due 09/25/2076 ~	251,631	208,824
0.000% due 01/25/2082 (a)	297	290
0.110% due 10/25/2060 ~(a)	720,815	3,626
0.150% due 09/25/2060 ~(a)	580,345	2,338
0.150% due 05/01/2061 ~(a)	806,445	5,754
0.150% due 03/01/2070 ~(a)	214,564	888
0.151% due 03/01/2065 ~(a)	1,294,970	8,732
0.170% due 08/01/2061 ~(a)	878,992	2,222
1.738% due 03/01/2065 ~	1,451,996	1,245,889
1.942% due 10/25/2060 ~	618,421	557,295
2.108% due 09/25/2060 ~	414,552	381,738
2.137% due 08/01/2061 ~	750,055	682,999
2.159% due 03/01/2070 ~	163,382	153,570
2.218% due 05/01/2061 ~	715,922	634,110
2.799% due 10/25/2035 ~	1,390	623
3.125% due 05/01/2061 ~	44,369	33,761
3.229% due 03/01/2065 ~	103,877	74,763
3.250% due 08/01/2061 ~	48,403	40,519
3.500% due 05/01/2061 ~	30,998	23,622
3.666% due 05/25/2047 ~	12,501	9,540
3.750% due 08/01/2061 ~	35,744	30,676
3.754% due 05/01/2061 ~	23,096	16,944
3.832% due 10/25/2060 ~	66,433	55,429
3.991% due 09/25/2060 ~	66,282	57,941
4.000% due 01/25/2066 ~	7,535	6,712
4.061% due 03/25/2037 ~	5,412	3,964
4.072% due 09/25/2037 ~	210	211
4.112% due 10/25/2046 ~	1,068	946
4.145% due 01/25/2082 ~	205,493	180,755
4.244% due 12/25/2035 ~	177	109
4.246% due 08/01/2061 ~	28,297	24,422
4.342% due 01/25/2037 •	115	103
4.402% due 06/25/2036 •	320	307
4.408% due 09/25/2064 ~	81,171	69,658
4.430% due 12/25/2035 ~	4,249	3,833
4.469% due 03/01/2070 ~	21,753	20,603
4.487% due 09/25/2037 ~	3,456	3,129
4.592% due 09/25/2036 •	1,619	1,539
4.602% due 12/25/2034 •	234	223
4.622% due 11/25/2036 •	2,371	1,883
4.717% due 08/25/2036 •	27,803	11,265
4.728% due 06/25/2036 ~	383	370
4.765% due 03/25/2037 ~	790	690
4.768% due 11/25/2036 ~	1,140	983
4.772% due 09/25/2036 •	251	239
4.875% due 05/20/2047 •	5,757	5,138
5.045% due 03/25/2035 ~	6,433	6,292
5.094% due 04/25/2035 ~	713	678
5.145% due 08/25/2035 •	1,444	1,430
5.147% due 11/25/2036 ~	2,823	1,851
5.222% due 09/25/2037 •	1,427	1,277
5.250% due 03/25/2037	1,601	1,220
5.265% due 10/25/2035 ~	12	10
5.392% due 03/25/2036 •	831	800
5.411% due 03/25/2036 ~	499	490
5.470% due 03/25/2037 ~	440	409

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.476% due 07/25/2036 ~	$22	$31
5.482% due 08/25/2035 ~	123	117
5.500% due 11/25/2035	685	694
5.524% due 11/25/2036 ~	2,240	1,995
5.653% due 06/25/2036 ~	1,433	1,357
5.749% due 05/25/2035 ~	411	395
5.750% due 04/25/2047	3,649	1,947
6.000% due 05/25/2035	1,325	1,353
6.000% due 05/25/2037	2,057	1,708
6.000% due 08/25/2037 ~	10,926	4,615
6.250% due 11/25/2037 ~	1,952	782
6.300% due 03/25/2036 •	79	79
6.490% due 05/25/2035 •	9	9
6.498% due 08/25/2035 ~	10	10
6.500% due 10/25/2036 ~	5,357	2,696
6.751% due 03/25/2034 ~	149	139

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.036% due 09/25/2035 ~	204	137

CitiMortgage Alternative Loan Trust
1.178% due 02/25/2037 •(a)	1,228	95
4.822% due 01/25/2037 •	6,541	5,415
5.750% due 12/25/2036	203	181
5.750% due 03/25/2037	334	294
5.750% due 04/25/2037	2,737	2,429
6.000% due 07/25/2036	188	166
6.000% due 09/25/2036	3,111	2,894
6.000% due 11/25/2036	4,772	4,533
6.000% due 05/25/2037	6,422	5,885
6.000% due 06/25/2037	2,418	2,127
6.000% due 10/25/2037	1,334	1,239

CLNY Trust
5.717% due 11/15/2038 •	1,815	1,794
6.264% due 11/15/2038 •	15,102	14,600

CNL Commercial Mortgage Loan Trust
4.765% due 05/15/2031 •	93	91

COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	12,059	12,026
5.903% due 12/25/2068 þ	12,304	12,412
6.393% due 06/25/2069 þ	25,076	25,458
6.421% due 05/25/2069 þ	5,651	5,745

COLT Trust
1.665% due 09/25/2061 ~	21,839	20,135

COMM Mortgage Trust
0.000% due 04/10/2047 ~(a)	6,241	0
0.901% due 08/10/2047 ~(a)	24,403	85
1.457% due 10/10/2049 ~(a)	183,764	819
2.819% due 01/10/2039	2,200	2,109
3.140% due 10/10/2036	13,000	12,259
4.228% due 05/10/2051	1,400	1,380

Countrywide Alternative Loan Trust
0.678% due 11/25/2035 •(a)	2,448	179
0.828% due 11/25/2035 •(a)	2,125	155
0.978% due 08/25/2036 •(a)	7,298	638
3.161% due 06/25/2046 ~	3,249	3,020
3.182% due 06/25/2037 ~	72	59
3.464% due 05/25/2035 ~	1,736	1,383
4.152% due 08/25/2036 ~	263	247
4.333% due 06/25/2037 ~	1,363	1,308
4.430% due 02/20/2047 •	13,513	10,933
4.440% due 03/20/2047 •	13,803	11,988
4.445% due 12/20/2046 •	26,895	23,708
4.460% due 09/20/2046 •	6,919	6,650
4.460% due 02/20/2047 •	4,402	3,586
4.482% due 04/25/2047 •	10,031	8,859
4.512% due 06/25/2036 •	6,339	5,995
4.542% due 04/25/2047 •	9,764	8,591
4.552% due 06/25/2037 •	12,133	11,053
4.562% due 06/25/2047 •	9,253	7,629
4.572% due 06/25/2035 •	2,920	1,848
4.572% due 07/25/2035 •	1,979	1,212
4.572% due 08/25/2035 •	877	549
4.572% due 05/25/2037 •	3,390	1,375
4.592% due 06/25/2036 •	8,638	7,438
4.592% due 11/25/2036 •	6,641	6,619
4.592% due 01/25/2037 •	16,517	14,722
4.592% due 05/25/2037 •	3,390	1,380
4.592% due 07/25/2046 •	3,426	3,399
4.592% due 09/25/2047 •	12,004	11,150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.597% due 10/25/2034 •	$2,846	$2,837
4.602% due 05/25/2037 •	6,293	2,568
4.622% due 06/25/2035 •	2,691	1,833
4.622% due 07/25/2036 •	13,350	5,005
4.622% due 11/25/2036 •	3,937	1,696
4.622% due 03/01/2038 •	4,047	2,961
4.632% due 11/25/2036 •	1,744	2,359
4.632% due 05/25/2047 •	4,384	4,072
4.642% due 02/25/2037 •	302	86
4.650% due 07/20/2046 •	3,924	3,365
4.652% due 08/25/2046 •	9,578	8,323
4.652% due 09/25/2046 •	14,151	13,773
4.652% due 10/25/2046 •	1,869	1,753
4.661% due 03/25/2047 •	2,277	1,809
4.670% due 03/20/2046 •	3,236	3,026
4.670% due 05/20/2046 •	16,546	14,829
4.672% due 03/25/2035 •	1,349	1,279
4.672% due 02/25/2036 •	1,073	925
4.672% due 06/25/2036 •	60	24
4.672% due 12/25/2036 •	325	67
4.672% due 08/25/2037 •	1,931	1,216
4.692% due 05/25/2035 •	2,296	2,207
4.692% due 07/25/2046 •	10,064	9,179
4.712% due 05/25/2035 •	1,177	1,111
4.712% due 09/25/2047 •	10,246	9,918
4.745% due 09/25/2034 •	101	93
4.752% due 01/25/2037 •	23,698	20,457
4.753% due 02/25/2037 ~	421	373
4.772% due 04/25/2034 •	500	481
4.772% due 05/25/2035 •	8,020	5,970
4.772% due 12/25/2035 •	23,804	14,786
4.772% due 04/25/2036 •	6,028	2,200
4.792% due 07/25/2035 •	1,237	1,128
4.792% due 08/25/2035 •	4,561	4,424
4.812% due 02/25/2036 •	1,851	1,594
4.812% due 07/25/2036 •	1,468	1,339
4.812% due 08/25/2047 •	41,687	36,622
4.822% due 11/25/2035 •	2,448	1,188
4.832% due 08/25/2035 •	3,062	2,944
4.832% due 12/25/2035 •	255	240
4.832% due 02/25/2037 •	8,696	7,393
4.832% due 10/25/2046 •	1,892	1,787
4.832% due 08/25/2047 •	1,536	1,303
4.852% due 02/25/2036 •	5,038	4,687
4.852% due 05/25/2036 •	3,156	2,745
4.856% due 11/25/2035 ~	152	142
4.860% due 08/25/2034 ~	1,370	1,297
4.871% due 12/25/2035 ~	32	32
4.872% due 12/25/2035 •	17,014	13,029
4.890% due 11/20/2035 •	4,134	3,730
4.892% due 08/25/2035 •	481	444
4.892% due 11/25/2035 •	3,065	2,919
4.893% due 12/25/2035 ~	56	53
4.910% due 11/20/2035 •	22,960	22,279
4.932% due 09/25/2035 •	596	434
4.932% due 10/25/2035 •	1,232	817
4.972% due 09/25/2035 •	7,004	6,421
4.972% due 12/25/2035 •	10,557	9,832
4.976% due 03/25/2047 ~	4,818	4,587
5.000% due 08/25/2035	2,309	1,534
5.003% due 11/25/2046 •	551	503
5.022% due 01/25/2036 •	3,183	1,924
5.072% due 08/25/2035 •	979	499
5.072% due 01/25/2036 •	1,185	1,101
5.093% due 06/25/2046 •	1,751	1,621
5.153% due 12/25/2035 •	5,964	5,237
5.159% due 09/25/2034 ~	1,006	957
5.272% due 08/25/2035 •	3,330	1,757
5.435% due 12/25/2034 ~	3,497	3,497
5.463% due 07/20/2035 •	1,059	986
5.500% due 01/25/2035	11,721	11,783
5.500% due 02/25/2035	240	236
5.500% due 03/25/2035	13,441	11,982
5.500% due 05/25/2035	9,176	7,337
5.500% due 06/25/2035	1,854	1,141
5.500% due 07/25/2035	2,178	1,764
5.500% due 08/25/2035	2,587	2,218
5.500% due 09/25/2035	19,089	13,440
5.500% due 10/25/2035	2,067	1,175
5.500% due 11/25/2035	9,255	5,946
5.500% due 12/25/2035	7,557	3,681

20	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/25/2036	$4,160	$3,038
5.500% due 02/25/2036	26,219	15,846
5.503% due 08/25/2035 •	1,469	1,276
5.553% due 08/25/2035 •	91	88
5.713% due 08/25/2035 •	2,491	2,314
5.732% due 11/25/2035 •	6,068	5,696
5.750% due 05/25/2036	249	93
5.750% due 08/25/2036	3,383	1,653
5.750% due 03/25/2037	3,366	1,720
5.750% due 06/25/2037	2,852	1,209
5.750% due 07/25/2037	769	437
5.750% due 04/25/2047	1,928	990
5.765% due 11/25/2035 þ	3,199	1,509
5.798% due 06/25/2035 •	177	169
5.812% due 11/25/2035 •	2,508	2,297
5.922% due 08/25/2034 •	2,004	1,986
5.922% due 10/25/2034 •	1,996	1,976
6.000% due 11/25/2034	5,795	6,026
6.000% due 02/25/2035	15,753	12,339
6.000% due 02/25/2036	26,748	14,292
6.000% due 03/25/2036	8,811	3,943
6.000% due 04/25/2036	12,394	5,769
6.000% due 05/25/2036	14,952	7,394
6.000% due 06/25/2036	7,081	3,791
6.000% due 07/25/2036	7,097	3,756
6.000% due 08/25/2036	3,583	2,016
6.000% due 11/25/2036	3,862	1,971
6.000% due 01/25/2037	781	644
6.000% due 02/25/2037	3,280	1,170
6.000% due 03/25/2037	3,561	1,227
6.000% due 04/25/2037	7,473	3,243
6.000% due 05/25/2037	13,973	5,846
6.000% due 06/25/2037	478	211
6.000% due 08/25/2037 •	5,112	2,406
6.000% due 01/25/2047	5,713	3,123
6.074% due 11/25/2035 þ	1,659	783
6.203% due 10/20/2035 •	12,239	8,829
6.223% due 10/20/2035 •	3,404	3,089
6.250% due 10/25/2036	4,583	2,224
6.250% due 11/25/2036	4,364	2,000
6.250% due 12/25/2036	2,958	1,211
6.250% due 11/25/2046	1,989	877
6.500% due 05/25/2036	2,517	1,133
6.500% due 06/25/2036	821	377
6.500% due 08/25/2036	2,449	701
6.500% due 09/25/2036	6,762	3,363
6.500% due 12/25/2036	2,384	1,014
6.500% due 08/25/2037	9,608	4,027
6.500% due 09/25/2037	17,747	6,236
6.500% due 11/25/2037	7,767	3,390
7.000% due 08/25/2034	156	165
7.000% due 09/25/2036	24,306	4,763
7.250% due 08/25/2032	25	26
7.500% due 12/25/2034	104	12

Countrywide Alternative Loan Trust Resecuritization
3.948% due 08/25/2037 ~	804	351
6.000% due 05/25/2036	49	27
6.000% due 08/25/2037 ~	1,103	507

Credit Suisse First Boston Mortgage Securities Corp.
2.590% due 01/25/2033 ~	370	337
3.735% due 09/25/2032 ~	122	111
4.785% due 11/25/2031 •	175	81
4.922% due 11/25/2031 •	384	217
4.922% due 09/25/2035 •	2,217	1,465
5.250% due 09/25/2035	403	312
5.422% due 11/25/2034 •	2,573	2,303
5.787% due 06/25/2046 ~	119,888	114,683
5.790% due 11/25/2032 ~	141	136
6.000% due 09/25/2033	33	33
6.000% due 01/25/2036	2,539	1,459
6.500% due 01/25/2036	353	77
6.553% due 04/25/2033 ~	246	243
7.000% due 01/25/2036	4,856	795

Cross Mortgage Trust
5.129% due 09/25/2069 ~	8,649	8,659
5.549% due 12/25/2069 ~	16,323	16,454
6.093% due 04/25/2069 þ	23,561	23,830
6.147% due 07/25/2069 þ	21,607	21,901
6.272% due 06/25/2069 þ	32,164	32,616
6.615% due 03/25/2068 þ	17,616	17,770

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CRSNT Trust
0.000% due 04/15/2036 ~(a)	$175,301	$0

CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	13,479	2,895
6.589% due 12/25/2036 þ	15,450	2,202
6.672% due 06/25/2036 þ	198	47

CSFB Mortgage-Backed Pass-Through Certificates
4.622% due 10/25/2035 •	2,987	2,534
5.369% due 01/25/2034 ~	52	51
5.500% due 08/25/2034	178	165
5.500% due 06/25/2035	3,118	2,172
5.500% due 10/25/2035	2,402	902
6.000% due 11/25/2035	227	49
6.553% due 10/25/2033 ~	10	10

CSMC Mortgage-Backed Trust
4.622% due 11/25/2036 •	1,288	786
4.772% due 07/25/2036 •	13,131	4,602
5.000% due 04/25/2037	203	166
5.500% due 03/25/2037	6,115	2,839
5.587% due 04/25/2037 ~	10,881	2,650
5.746% due 04/25/2037 ~	37,820	9,270
6.000% due 08/25/2036	3,271	1,418
6.000% due 02/25/2037	1,514	822
6.000% due 06/25/2037	2,110	326
6.079% due 04/25/2037 þ	20,629	5,737
6.250% due 06/25/2036	9,748	5,578
6.250% due 08/25/2036	644	231

CSMC Trust
0.000% due 12/25/2054 (h)	22	22
0.000% due 02/25/2056 (h)	177	174
0.000% due 02/25/2056 ~	600,323	551,181
0.000% due 07/25/2057 (h)	220	213
0.000% due 01/25/2058 (h)	158	155
0.000% due 04/25/2058 (a)	10	9
0.000% due 07/25/2058 (h)	483	468
0.000% due 01/27/2059 (h)	318	313
0.000% due 01/27/2059 (a)	639,760	0
0.000% due 04/25/2059 ~(a)	308,311	18
0.000% due 09/25/2059 ~	307	299
0.000% due 10/25/2060 (h)	250	247
0.000% due 02/25/2061 ~(a)	367,006	3,579
0.000% due 05/25/2061 ~	200	198
0.000% due 11/25/2076 (h)	1,122	1,030
0.000% due 11/25/2076 (a)	741,909	0
0.388% due 02/25/2061 ~(a)	226,421	3,641
0.393% due 05/25/2061 ~(a)	392,329	6,271
1.250% due 02/25/2061 ~	105,433	96,634
1.467% due 05/25/2061 ~(a)	443,210	19,420
1.650% due 05/25/2061 ~	264,285	233,976
2.000% due 01/25/2060 ~	15,758	14,305
2.000% due 10/25/2060 ~	20,876	19,004
2.100% due 05/25/2061 ~	40,232	27,143
2.450% due 05/25/2061 ~	33,691	24,629
2.500% due 02/25/2061 ~	27,143	23,323
2.629% due 12/25/2048 ~	207,240	193,567
2.680% due 07/25/2057 ~	401,030	364,147
2.800% due 05/25/2061 ~	28,457	19,997
2.843% due 07/25/2057 ~	31,741	24,242
3.000% due 02/25/2061 ~	20,262	17,176
3.051% due 02/25/2056 ~	357,369	202,202
3.145% due 07/25/2057 ~	217,541	121,963
3.228% due 07/25/2058 ~	2,298,337	1,835,602
3.250% due 01/27/2059 ~	274,859	265,745
3.250% due 04/25/2059 ~	123,676	119,723
3.359% due 11/30/2037 ~	4,333	3,989
3.403% due 10/25/2060 ~	1,242,837	1,009,595
3.431% due 11/10/2032	8,800	7,044
3.494% due 10/27/2036 ~	34,900	8,970
3.500% due 04/26/2038 ~	1,143	1,118
3.500% due 11/25/2076 ~	306,539	298,873
3.552% due 01/25/2058 ~	139,128	114,650
3.590% due 04/25/2059 ~	182,996	138,848
3.632% due 05/25/2061 ~	76,541	44,209
3.700% due 02/25/2061 ~	108,000	73,434
3.786% due 01/27/2059 ~	356,200	272,018
3.787% due 11/25/2076 ~	430,959	326,927
3.869% due 02/25/2061 ~	663	660
3.895% due 04/27/2037 ~	8,262	4,039
3.904% due 04/25/2062 ~	25,135	24,260
3.952% due 09/25/2057 ~	21,900	20,813

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 08/27/2037 ~		$6,804	$6,626
4.000% due 08/01/2057 ~		15,523	14,845
4.261% due 08/27/2037 ~		7,264	6,454
4.263% due 09/25/2057 ~		494,012	433,362
4.348% due 12/25/2054 ~		141,127	111,061
4.425% due 07/27/2037 •		898	873
4.492% due 05/27/2037 •		7,084	6,340
4.547% due 05/25/2067 ~		14,519	14,478
4.623% due 05/27/2037 •		25,204	10,731
4.699% due 05/27/2053 ~		80,049	72,156
4.717% due 10/27/2036 •		1,909	1,508
4.729% due 04/25/2058 ~		206,697	192,200
4.803% due 04/26/2047 ~		7,801	4,460
4.857% due 04/27/2036 ~		7,521	6,656
4.857% due 05/27/2036 ~		1,423	1,255
4.887% due 10/27/2036 •		2,435	740
4.937% due 02/27/2046 •		9,044	2,453
5.147% due 11/26/2036 ~		2,476	1,615
5.225% due 09/25/2059 ~		253,565	239,582
5.382% due 08/27/2036 ~		4,522	3,685
5.561% due 04/25/2036 ~		4,331	3,156
5.665% due 07/15/2038 •		28,700	26,146
5.975% due 02/27/2047 ~		87,298	33,346
6.175% due 09/26/2036 ~		371	352
6.914% due 06/01/2050 ~		496,622	495,272
7.000% due 08/26/2036		1,444	368
7.492% due 07/25/2049 ~		489,808	523,127

CSMC Trust Capital Certificates
6.000% due 04/26/2037 ~		428	426

CSMCM Trust
0.000% due 07/25/2049 ~		31,242	25,053
0.000% due 01/27/2059 ~		26,571	21,734
0.000% due 09/25/2059 ~		23,739	20,192
0.000% due 10/27/2060 ~(a)		52,605	41,799
0.000% due 10/27/2060 ~		6,850	5,461
3.139% due 02/25/2061		11,073	8,851
3.319% due 09/25/2048 ~		96,772	69,489
3.500% due 05/25/2061		18,661	15,341
3.657% due 07/25/2049		21,010	24,438
4.162% due 09/25/2057 ~		20,801	17,801
4.407% due 06/25/2048 ~		534,539	461,995
10.155% due 10/25/2058 ~		8,769	7,452

CSWF Corp.
5.332% due 06/15/2034 •		173	168

Cupressus Mortgages Holdco SARL
1.000% due 10/24/2050 «~	GBP	2,000	639

DBGS Mortgage Trust
3.843% due 04/10/2037		$2,690	2,542
5.660% due 10/15/2036 •		26,500	26,313

DBJPM Mortgage Trust
1.699% due 09/15/2053 ~(a)		50,113	2,278

DC Commercial Mortgage Trust
6.314% due 09/12/2040		18,400	19,071

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.422% due 02/25/2047 •		4,242	2,396
4.506% due 10/25/2035 ~		151	124
4.512% due 08/25/2036 •		2,755	2,522
4.512% due 01/25/2047 •		2,185	2,082
4.532% due 12/25/2036 •		2,910	999
4.532% due 08/25/2047 •		25,650	23,920
4.552% due 07/25/2047 •		6,265	5,878
4.572% due 12/25/2036 •		1,620	1,504
4.572% due 03/25/2037 •		16,463	15,458
4.592% due 03/25/2037 •		14,414	6,757
4.622% due 04/25/2035 •		1,317	1,198
4.652% due 08/25/2036 •		3,178	2,907
4.652% due 10/25/2036 •		12,918	3,537
4.652% due 12/25/2036 •		2,910	921
4.652% due 08/25/2047 •		8,155	7,538
4.672% due 02/25/2047 •		6,582	6,256
4.752% due 01/25/2047 •		1,778	1,569
4.832% due 08/25/2036 •		6,166	5,582
4.923% due 04/25/2047 •		13,779	12,488
4.932% due 08/25/2037 •		5,630	4,564
4.972% due 06/25/2037 •		32,333	27,957
5.250% due 09/25/2035 ~		2,399	2,182
5.500% due 11/25/2035		1,819	836
5.500% due 11/25/2035 ~		18	33
5.500% due 12/25/2035		1,171	993

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.622% due 11/25/2035 •		$1,062	$1,981
5.772% due 10/25/2047 •		22,530	17,414

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.572% due 04/25/2037 •		20,537	14,535
4.682% due 06/25/2036 ~		5,403	5,015
5.431% due 02/25/2036 ~		1,455	1,336
5.530% due 02/25/2036 ~		2,501	2,296
5.650% due 10/25/2036 ~		7,540	6,606
5.900% due 10/25/2036 ~		3,230	2,826
6.369% due 10/25/2036 þ		517	452
6.386% due 10/25/2036 þ		82	71
6.420% due 07/25/2036 ~		4,610	4,024
6.600% due 10/25/2036 þ		2,247	1,968

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
6.651% due 06/25/2034 ~		4	3

Dilosk RMBS No. 10 STS DAC
2.754% due 09/24/2060 •	EUR	11,952	14,054

Domi BV
2.694% due 06/15/2056 •		13,228	15,556

DSLA Mortgage Loan Trust
4.388% due 03/19/2037 •		$19,823	16,512
4.428% due 04/19/2047 •		62	61
4.448% due 10/19/2036 •		18,023	12,108
4.668% due 03/19/2045 •		845	808
4.748% due 02/19/2045 •		472	470
4.908% due 09/19/2045 •		1,201	629
5.028% due 11/19/2044 •		1,493	1,404
5.048% due 11/19/2044 •		29	27
5.068% due 09/19/2044 •		1,850	1,675
5.093% due 04/19/2046 •		8,861	7,258
5.104% due 07/19/2044 ~		211	200
5.343% due 07/19/2044 ~		5	4

Durham Mortgages A PLC
0.000% due 05/28/2054 (h)	GBP	10	4,802
0.000% due 05/28/2054 (b)(h)		50,495	58,420
4.786% due 05/28/2054 •		721,667	973,484
5.136% due 05/28/2054 •		51,843	69,756
5.286% due 05/28/2054 •		44,096	59,229
5.886% due 05/28/2054 •		36,945	49,460
7.186% due 05/28/2054 •		25,027	33,456
8.186% due 05/28/2054 •		10,725	14,276

Durham Mortgages B PLC
0.000% due 05/28/2055 (b)(h)		55,498	61,380
0.000% due 05/28/2055 (h)		10	22
4.886% due 05/28/2055 •		612,489	825,218
5.136% due 05/28/2055 •		45,040	60,447
5.286% due 05/28/2055 •		46,041	61,645
5.736% due 05/28/2055 •		33,530	44,730
6.686% due 05/28/2055 •		28,025	37,291
7.486% due 05/28/2055 •		27,523	37,705

Dutch Mortgage Finance BV
0.000% due 08/22/2067 ~	EUR	1,830	63,910
2.784% due 08/22/2067 •		903,926	1,063,877
3.084% due 08/22/2067 •		66,160	78,002
3.484% due 08/22/2067 •		46,312	54,718
4.134% due 08/22/2067 •		44,327	52,465
5.534% due 08/22/2067 •		28,448	32,747
6.534% due 08/22/2067 •		888	1,043
7.534% due 08/22/2067 •		19,849	22,830

Dutch Mortgage Warehouse Finance BV
0.000% due 07/31/2027 «~		61,488	70,772

Dutch Property Finance BV
2.848% due 04/28/2064 •		4,634	5,472

E-MAC NL BV
4.199% due 07/25/2036 •		157	181

Ellington Financial Mortgage Trust
5.100% due 10/25/2070 þ		$22,800	22,839
5.522% due 01/26/2060 þ		15,055	15,186
5.655% due 02/25/2060 þ		24,043	24,310
5.726% due 01/25/2060 þ		14,251	14,434
5.732% due 02/25/2068 þ		7,214	7,205

EMF-U.K. PLC
5.085% due 03/13/2046 •	GBP	9,422	12,635

Eucalyptus Mortgages Ltd.
1.000% due 10/24/2050 «~		114,438	96,800

Eurohome U.K. Mortgages PLC
4.255% due 06/15/2044 •		209	281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.405% due 06/15/2044 •	GBP	5,200	$6,912
4.455% due 09/15/2044 •		1,600	2,138

Eurosail PLC
4.555% due 09/10/2044 •		1,062	1,415

Eurosail-U.K. PLC
4.345% due 03/13/2045 •		9,287	12,403
4.505% due 09/13/2045 •		9,951	13,312
4.875% due 09/13/2045 •		17,134	22,490
5.055% due 06/13/2045 •		1,018	1,370

Finance of America Structured Securities Trust
3.500% due 09/25/2055 «þ		$877,823	852,542
3.500% due 11/25/2074		143,612	139,151
3.500% due 02/25/2075		158,742	153,626

First Horizon Alternative Mortgage Securities Trust
1.278% due 04/25/2037 •(a)		2,342	200
4.347% due 01/25/2036 ~		2,338	1,123
4.369% due 02/25/2036 ~		48	34
4.597% due 02/25/2036 ~		847	682
4.601% due 08/25/2035 ~		528	436
4.642% due 02/25/2037 •		155	41
5.017% due 09/25/2036 ~		1,991	1,498
5.022% due 04/25/2036 •		1,242	391
5.032% due 04/25/2035 ~		2,660	2,624
5.074% due 08/25/2034 ~		47	47
5.149% due 09/25/2035 ~		1,530	1,358
5.286% due 08/25/2035 ~		3	2
5.326% due 04/25/2036 ~		562	468
5.361% due 12/25/2035 ~		744	564
5.643% due 02/25/2035 ~		292	280
5.750% due 02/25/2036		2,289	921
6.000% due 11/25/2036		917	223
6.018% due 03/25/2035 ~		157	154
6.250% due 11/25/2036		1,768	447
6.250% due 08/25/2037		80	27

First Horizon Mortgage Pass-Through Trust
0.000% due 10/25/2035 ~		37	0
4.634% due 11/25/2037 ~		23	9
4.747% due 10/25/2035 ~		350	321
4.893% due 01/25/2037 ~		306	147
5.186% due 05/25/2037 ~		1,408	562
5.719% due 11/25/2037 ~		795	574
5.750% due 05/25/2037		131	39
6.002% due 08/25/2035 ~		31	21

Flamenco SPV
4.000% due 12/31/2030 «	EUR	409,500	427,360

Fremont Home Loan Trust
5.097% due 01/25/2034 •		$995	954

GCAT Trust
3.450% due 10/25/2068 ~		1,000	945
4.250% due 05/25/2067 ~		16,122	15,457
6.007% due 01/25/2059 þ		12,010	12,128
6.085% due 06/25/2059 þ		16,543	16,750

GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		4,383	4,311

GMACM Mortgage Loan Trust
3.600% due 03/18/2035 ~		2	2
3.685% due 11/19/2035 ~		91	75
3.763% due 11/19/2035 ~		42	37
4.063% due 03/18/2035 ~		171	156
7.399% due 03/18/2035 ~		64	65
7.500% due 05/25/2035 ~		306	291

Grace Trust
0.390% due 12/10/2040 ~(a)		174,400	2,357

Great Hall Mortgages No. 1 PLC
4.405% due 06/18/2039 •	GBP	22,102	29,552

GreenPoint Mortgage Funding Trust
4.632% due 01/25/2037 •		$5,093	4,704
4.672% due 03/25/2047 •		8,208	7,698
4.692% due 04/25/2036 •		7,377	6,627
4.712% due 10/25/2046 •		7,848	7,588
4.792% due 10/25/2045 •		151	149
4.812% due 11/25/2045 •		25	24
4.892% due 10/25/2045 •		1,593	1,525
4.912% due 09/25/2046 •		4,468	3,603

GreenPoint MTA Trust
4.732% due 06/25/2045 •		1,137	904
4.752% due 08/25/2045 •		124	105

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grifonas Finance No. 1 PLC
2.344% due 08/28/2039 •	EUR	8,976	$10,242

Grosvenor Square RMBS PLC
0.000% due 03/14/2053 (h)	GBP	1	22,910
5.186% due 03/14/2053 •		85,752	115,484
5.986% due 03/14/2053 •		64,660	87,079
6.986% due 03/14/2053 •		30,790	41,471
7.986% due 03/14/2053 •		24,633	33,162
9.486% due 03/14/2053 •		15,395	20,728
10.986% due 03/14/2053 •		9,237	12,428
11.986% due 03/14/2053 •		16,984	22,984

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		$40,306	35,554
5.220% due 12/15/2036 •		17,000	16,922
5.397% due 07/15/2035 •		6,688	4,548
5.520% due 12/15/2036 •		2,766	2,764

GS Mortgage Securities Trust
0.105% due 08/10/2044 ~(a)		684	1
0.624% due 11/10/2049 ~(a)		104,670	296

GS Mortgage-Backed Securities Corp. Trust
2.000% due 12/25/2060 ~		12,600	10,886

GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		249	237
0.000% due 06/25/2061 ~(a)		566,115	23,526
0.000% due 01/25/2062 ~(a)		599	586
0.000% due 02/27/2062 (h)		561	455
0.000% due 02/25/2063 (h)		1,290	1,221
0.000% due 07/25/2063 (h)		362	354
0.000% due 01/25/2064 (b)(h)		64	63
0.000% due 03/25/2064 (b)(h)		1	1
0.000% due 03/25/2064 (h)		492	486
0.000% due 07/25/2064 (b)(h)		150	148
0.000% due 06/25/2065 (b)(h)		1,410	1,373
0.000% due 08/25/2065 (b)(h)		819	782
0.000% due 12/27/2067 ~(a)		2,903	2,531
0.000% due 08/25/2071 ~		910	756
0.660% due 03/25/2052 ~(a)		234,949	8,841
1.000% due 09/01/2075 «~		1,482	1,484
1.000% due 11/01/2075 «~		256	256
1.625% due 06/25/2061 ~		149,160	138,677
2.250% due 06/25/2061 ~		24,938	21,299
2.441% due 08/25/2071 ~		94,560	89,682
2.500% due 03/25/2052 ~		234,949	195,241
2.500% due 06/25/2061 ~		24,253	20,518
2.750% due 06/25/2061 ~		19,676	16,429
2.967% due 03/25/2052 ~		3,749	1,705
3.160% due 03/25/2052 ~		18,702	16,198
3.185% due 01/25/2064 ~		119,828	100,874
3.645% due 07/25/2064 ~		181,658	156,820
3.710% due 02/25/2063 ~		326,720	280,066
3.750% due 07/25/2061 ~		24,006	23,505
3.765% due 03/25/2064 ~		558,213	473,925
3.788% due 06/25/2065 ~		503,062	448,215
3.900% due 09/25/2061 þ		20,373	19,950
3.992% due 06/25/2061 ~		55,798	43,618
3.992% due 07/25/2064 ~		71,532	64,538
4.056% due 12/27/2067 ~		530,558	457,470
4.085% due 02/27/2062 ~		324,972	286,190
4.100% due 07/25/2065 þ		54,256	52,880
4.106% due 01/25/2062 ~		729,515	691,141
4.440% due 08/25/2065 ~		148,018	136,239
4.477% due 07/25/2063 ~		385,634	358,086
4.500% due 09/01/2075 «		365,220	328,987
4.950% due 11/01/2075 «		418,491	406,124
5.875% due 04/25/2065 ~		225,803	235,282
6.527% due 06/25/2063 ~		337,774	341,148
6.852% due 03/25/2064 ~		326,400	335,284

GSC Capital Corp. Mortgage Trust
4.672% due 02/25/2036 •		3,170	3,035

GSCG Trust
2.936% due 09/06/2034		12,950	10,358

GSMPS Mortgage Loan Trust
4.622% due 01/25/2035 •		12,849	11,285
4.622% due 03/25/2035 •		2,062	1,943
4.672% due 06/25/2034 •		19,929	17,954
7.056% due 10/20/2032 ~		7,218	6,796

GSMSC Pass-Through Trust
4.743% due 09/25/2036 ~		707	196
7.500% due 10/25/2036 ~		1,004	110

22	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSMSC Resecuritization Trust
3.581% due 04/26/2037 •	$42,425	$23,085
3.724% due 02/26/2037 •	17,907	16,939
4.412% due 10/26/2036 •	20,157	19,014
4.797% due 11/26/2036 •	12,248	6,698

GSR Mortgage Loan Trust
3.790% due 01/25/2035 ~	9	8
3.837% due 08/25/2034 ~	181	169
4.250% due 03/25/2032	37	36
4.290% due 11/25/2035 ~	8	7
4.292% due 04/25/2036 ~	639	383
4.317% due 05/25/2035 ~	472	351
4.361% due 05/25/2037 ~	902	469
4.375% due 05/25/2037 ~	1,235	1,070
4.426% due 08/25/2034 ~	20	19
4.572% due 01/25/2035 •	32	30
4.572% due 08/25/2035 •	244	237
4.622% due 06/25/2035 •	502	484
4.658% due 01/25/2036 ~	3	4
4.661% due 04/25/2035 ~	47	45
4.668% due 01/25/2036 ~	2,241	2,118
4.712% due 08/25/2046 •	43,701	9,068
4.722% due 10/25/2035 ~	1,260	628
4.722% due 07/25/2037 •	135	31
4.751% due 12/25/2034 ~	741	97
4.792% due 08/25/2046 •	34,126	7,509
4.915% due 08/25/2034 ~	94	90
4.921% due 03/25/2037 ~	125	106
4.930% due 05/25/2037 ~	6,369	4,054
4.977% due 11/25/2035 ~	5	5
5.000% due 07/25/2036	5	0
5.214% due 07/25/2035 ~	762	458
5.232% due 11/25/2035 ~	1,041	483
5.272% due 04/25/2035 ~	21	20
5.297% due 09/25/2034 ~	4	4
5.381% due 09/25/2035 ~	1,251	1,144
5.500% due 03/25/2036	717	936
5.500% due 01/25/2037	169	813
5.600% due 05/25/2034 •	43	39
5.750% due 02/25/2036	234	206
5.880% due 04/25/2032 •	7	7
6.000% due 11/25/2035	243	84
6.000% due 02/25/2036	343	147
6.000% due 03/25/2036	10,125	3,275
6.000% due 06/25/2036	202	532
6.000% due 07/25/2036	1,521	840
6.000% due 09/25/2036	1,284	515
6.000% due 01/25/2037	36	22
6.120% due 11/25/2035 ~	150	76
6.170% due 10/25/2035 ~	118	113
6.250% due 10/25/2036	9,172	8,497
6.297% due 07/25/2035 ~	919	470
6.300% due 09/25/2034 ~	217	219
6.474% due 05/25/2035 ~	380	288
6.500% due 09/25/2036	1,200	521
6.500% due 10/25/2036	543	186
6.612% due 05/25/2035 ~	1,970	1,710
6.625% due 01/25/2035 ~	133	127
7.000% due 07/25/2035 ~	142	141

HarborView Mortgage Loan Trust
4.007% due 08/19/2036 ~	211	180
4.304% due 06/19/2036 ~	238	95
4.432% due 05/25/2038 •	9,498	7,655
4.450% due 07/21/2036 •	5,403	2,557
4.468% due 07/19/2047 •	7,707	7,695
4.508% due 03/19/2037 •	17,912	16,673
4.548% due 01/25/2047 •	8,343	7,827
4.588% due 12/19/2036 •	1,409	1,265
4.628% due 09/19/2037 •	14,826	12,887
4.628% due 02/19/2046 •	1,086	1,008
4.648% due 05/19/2037 •	30,862	24,632
4.658% due 06/19/2036 ~	97	46
4.658% due 12/19/2036 •	39,343	31,182
4.668% due 11/19/2036 •	11,149	10,398
4.728% due 01/19/2036 •	72	73
4.728% due 12/19/2036 •	13,435	12,772
4.748% due 01/19/2036 •	336	218
4.754% due 12/19/2035 ~	1,359	671
4.783% due 06/19/2045 •	3,619	1,625
4.788% due 03/19/2035 •	960	980

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.788% due 07/19/2045 •		$7,571	$6,984
4.808% due 02/19/2036 •		3,587	1,538
4.810% due 10/20/2045 •		5,817	4,080
4.815% due 07/19/2035 ~		3,356	2,499
4.818% due 06/19/2045 •		12,162	6,569
4.828% due 11/19/2036 •		8,692	7,676
4.828% due 07/19/2045 •		1,199	1,048
4.868% due 11/19/2035 •		344	223
4.868% due 08/19/2045 •		175	167
4.888% due 01/19/2035 •		125	101
4.908% due 09/19/2035 •		850	506
4.948% due 01/19/2035 •		698	676
5.003% due 12/19/2036 •		4,692	4,334
5.008% due 01/19/2035 •		131	129
5.028% due 12/19/2034 •		1,979	1,696
5.048% due 11/19/2034 •		76	72
5.048% due 12/19/2034 •		22	19
5.068% due 12/19/2034 •		9,776	8,084
5.108% due 11/19/2034 •		10,107	6,833
5.520% due 06/19/2034 •		12	11
5.674% due 11/19/2034 ~		15	14
5.788% due 02/19/2036 •		450	198
5.953% due 08/19/2034 ~		768	755
6.153% due 01/19/2036 •		8,360	3,289
6.153% due 10/20/2045 •		1,888	1,411
6.173% due 11/19/2034 ~		184	178
6.272% due 10/25/2037 •		10,060	9,436

Hilton USA Trust
0.614% due 11/05/2038 ~(a)		118,960	350
2.828% due 11/05/2035		71,800	60,204

HomeBanc Mortgage Trust
4.682% due 04/25/2037 ~		3,050	2,750
4.792% due 01/25/2036 •		1,867	1,822
4.892% due 03/25/2035 •		203	166
5.247% due 12/25/2034 •		136	129
5.397% due 03/25/2035 •		61	45
5.472% due 03/25/2035 •		81	53

Homeward Opportunities Fund Trust
5.082% due 07/25/2067 þ		7,228	7,222

HSI Asset Loan Obligation Trust
3.747% due 09/25/2037 ~		777	662
4.510% due 09/25/2037 ~		9,995	8,322
4.990% due 01/25/2037 ~		2,110	1,611
5.800% due 01/25/2037 ~		677	426

HSI Asset Securitization Corp. Trust
5.232% due 07/25/2035 •		632	610
5.262% due 07/25/2035 •		1,614	1,492

IM Pastor 4 FTA
2.169% due 03/22/2044 •	EUR	7,857	8,265

Impac CMB Trust
4.552% due 10/25/2035 •		$3,596	3,327
4.792% due 04/25/2035 •		883	872
4.912% due 09/25/2034 •		4	4
4.912% due 03/25/2035 •		2,908	2,831
4.992% due 05/25/2035 •		23	22
5.217% due 10/25/2034 •		26	25
5.217% due 11/25/2034 •		40	39
5.251% due 09/25/2034 þ		1,523	1,596

Impac Secured Assets CMN Owner Trust
5.450% due 03/25/2033 ~		930	925

Impac Secured Assets Trust
4.672% due 05/25/2036 •		6	5
4.752% due 03/25/2037 •		23,272	20,543
4.752% due 09/25/2037 •		6,916	6,038
4.792% due 01/25/2037 •		15,224	13,305
4.972% due 05/25/2036 •		283	265
4.992% due 09/25/2037 •		7,158	6,282
5.032% due 05/25/2037 •		9,658	8,303
6.372% due 05/25/2036 •		242	240

IndyMac ARM Trust
5.774% due 01/25/2032 ~		3	3

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037		1,846	725

IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037		9,918	5,839
6.500% due 09/25/2037		90	47

IndyMac INDA Mortgage Loan Trust
3.199% due 11/25/2035 ~		206	156

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.218% due 09/25/2037 ~	$8,694	$3,326
3.431% due 11/25/2037 ~	5,892	4,862
3.508% due 09/25/2036 ~	2,343	1,779
3.804% due 01/25/2036 ~	1,473	1,148
4.113% due 03/25/2037 ~	705	556
4.447% due 08/25/2037 ~	1,089	1,030
5.496% due 01/25/2036 ~	59	56

IndyMac INDX Mortgage Loan Trust
3.006% due 09/25/2035 ~	2,903	1,926
3.194% due 06/25/2037 ~	3,961	2,270
3.197% due 06/25/2037 ~	8,496	6,939
3.315% due 05/25/2036 ~	12,327	8,192
3.321% due 06/25/2035 ~	43	33
3.329% due 07/25/2037 ~	16,372	10,603
3.338% due 05/25/2037 ~	2,951	2,372
3.369% due 01/25/2036 ~	21	19
3.377% due 08/25/2037 ~	50	35
3.407% due 06/25/2036 ~	177	108
3.462% due 06/25/2036 ~	449	389
3.509% due 01/25/2035 ~	292	264
3.539% due 05/25/2037 •	36,875	29,343
3.542% due 02/25/2036 ~	2,060	1,464
3.561% due 06/25/2036 ~	18,606	12,732
3.656% due 10/25/2035 ~	4,581	3,683
3.686% due 08/25/2035 ~	5,310	3,956
3.711% due 05/25/2035 ~	1,258	1,114
3.719% due 05/25/2036 ~	7,202	6,966
3.860% due 12/25/2035 ~	961	518
3.879% due 09/25/2036 ~	55	35
3.885% due 05/25/2037 ~	14,672	9,802
3.932% due 07/25/2036 ~	5,327	3,458
3.953% due 11/25/2035 ~	1,879	1,782
3.959% due 12/25/2035 ~	2,023	1,180
4.049% due 09/25/2035 ~	4,355	3,576
4.335% due 08/25/2035 ~	1,451	1,332
4.405% due 12/25/2035 ~	4,340	3,036
4.421% due 06/25/2036 ~	2,926	2,259
4.424% due 11/25/2035 ~	5,509	3,832
4.468% due 11/25/2035 ~	2,183	1,334
4.496% due 03/25/2035 ~	12	12
4.496% due 01/25/2037 ~	2,886	2,466
4.512% due 07/25/2036 •	4,725	4,655
4.532% due 10/25/2036 •	47	42
4.572% due 06/25/2037 •	7,882	2,680
4.632% due 01/25/2037 •	3,119	2,768
4.652% due 09/25/2046 •	5,658	5,190
4.672% due 10/25/2036 •	1,832	1,666
4.672% due 06/25/2046 •	10,713	9,604
4.672% due 11/25/2046 •	18,217	17,408
4.692% due 04/25/2046 •	5,343	4,925
4.692% due 05/25/2046 •	23,281	21,319
4.712% due 04/25/2046 •	4,336	3,998
4.732% due 04/25/2035 •	1,256	1,194
4.732% due 09/25/2046 •	4,370	4,376
4.752% due 04/25/2035 •	3,685	3,033
4.752% due 07/25/2035 •	973	902
4.752% due 06/25/2037 •	10,865	10,146
4.772% due 02/25/2037 •	28,845	19,401
4.792% due 06/25/2035 •	2,770	2,220
4.792% due 07/25/2035 •	10,612	7,096
4.832% due 07/25/2035 •	1,404	1,129
4.852% due 11/25/2036 •	5,371	5,129
4.912% due 02/25/2035 •	793	739
4.912% due 07/25/2045 •	2,144	1,641
4.952% due 02/25/2035 •	592	527
4.972% due 01/25/2035 •	1,202	928
4.976% due 07/25/2035 ~	4,103	2,160
5.072% due 08/25/2034 •	46	42
5.072% due 11/25/2034 •	4	4
5.072% due 07/25/2046 •	1,017	912
5.152% due 09/25/2034 •	48	42
5.538% due 04/25/2035 ~	6	6
5.832% due 10/25/2036 •	6,686	3,462

JP Morgan Alternative Loan Trust
4.244% due 05/25/2036 ~	554	305
4.559% due 01/25/2036 ~	1,678	1,035
4.632% due 06/25/2037 •	28,655	14,572
4.672% due 06/25/2037 •	10,372	3,820
5.194% due 11/25/2036 ~	2,977	1,516
5.843% due 05/26/2037 ~	23,505	1,940
6.000% due 03/25/2036	1,505	700

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 12/27/2036	$20,415	$9,887
6.460% due 12/25/2036 þ	1,875	1,895
6.500% due 03/25/2036	3,788	1,905
6.500% due 12/25/2036 þ	36,179	31,300
6.810% due 08/25/2036 þ	8,647	8,513
6.920% due 08/25/2036 þ	19,273	15,879

JP Morgan Chase Commercial Mortgage Securities Trust
0.322% due 03/05/2042 ~(a)	158,100	935
0.613% due 10/05/2040 ~(a)	217,800	2,323
1.437% due 08/15/2049 ~(a)	109,452	657
1.974% due 01/05/2040	15,870	14,524
2.287% due 03/05/2042	33,500	31,237
4.128% due 07/05/2031	27,783	25,483
4.997% due 04/15/2037 •	58,164	57,366
5.275% due 06/15/2038 •	19,290	18,735
5.530% due 11/15/2038 •	1,350	1,349
5.565% due 03/15/2036 •	5,000	4,617
7.235% due 10/05/2040	70,400	74,581

JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~	130,283	141,913
0.000% due 10/25/2055 ~	255,834	265,115
4.274% due 10/25/2036 ~	565	406
4.341% due 10/25/2036 ~	172	95
4.433% due 06/25/2036 ~	236	160
4.471% due 01/25/2037 ~	225	181
4.526% due 05/25/2036 ~	1,635	1,334
4.530% due 06/25/2036 ~	97	64
4.625% due 07/25/2063 ~	31,215	30,685
4.677% due 06/25/2037 ~	191	151
4.746% due 04/25/2037 ~	3,280	2,704
4.750% due 01/25/2063 ~	11,215	11,089
4.755% due 08/25/2035 ~	1	1
4.791% due 08/25/2036 ~	4,323	3,466
4.863% due 08/25/2036 ~	1,603	1,246
4.983% due 11/25/2035 ~	2,798	2,185
5.030% due 10/25/2033 ~	9	8
5.060% due 06/25/2036 ~	1,464	983
5.064% due 07/25/2035 ~	4	4
5.066% due 12/26/2037 ~	3,494	2,725
5.106% due 08/25/2035 ~	510	452
5.160% due 05/25/2036 ~	404	346
5.163% due 10/25/2037 ~	3,623	2,796
5.190% due 05/25/2036 ~	594	500
5.203% due 09/25/2035 ~	94	89
5.204% due 07/25/2035 ~	72	69
5.234% due 04/25/2036 ~	3,796	3,308
5.244% due 02/25/2036 ~	1,238	859
5.250% due 11/25/2063 ~	766	770
5.258% due 06/25/2037 ~	2,150	1,663
5.312% due 11/25/2035 ~	669	521
5.378% due 02/25/2034 ~	2	2
5.424% due 10/25/2035 ~	289	251
5.425% due 11/25/2035 ~	95	77
5.464% due 04/25/2037 ~	357	268
5.500% due 09/25/2035	1,940	1,447
5.500% due 01/25/2036	603	248
5.500% due 08/25/2037	2,022	789
5.561% due 09/25/2055 þ	41,638	41,870
5.583% due 02/25/2035 ~	4	4
5.587% due 08/25/2036 ~	334	273
5.606% due 03/25/2055 •	52,037	51,970
5.664% due 04/25/2035 ~	63	61
5.706% due 02/25/2055 •	38,007	38,112
5.720% due 06/25/2035 ~	459	462
5.729% due 04/25/2036 ~	475	415
5.750% due 03/25/2037	340	118
5.792% due 07/25/2035 ~	446	435
5.824% due 06/25/2035 ~	16	16
5.826% due 10/25/2035 ~	4	3
5.855% due 08/25/2035 ~	265	260
5.990% due 07/25/2064 ~	13,645	13,792
5.999% due 04/25/2035 ~	25	24
6.000% due 10/25/2034	1,394	951
6.000% due 07/25/2036	2,145	925
6.000% due 06/25/2037	10,941	3,800
6.000% due 08/25/2037	14,569	6,193
6.069% due 06/25/2035 ~	29	23
6.193% due 07/25/2035 ~	15	15
6.262% due 07/25/2035 ~	113	112
6.361% due 10/25/2036 ~	586	458

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 09/25/2035		$122	$74
6.500% due 01/25/2056 ~		210,917	215,423
7.000% due 08/25/2037		763	372
7.390% due 12/25/2055 ~		225,619	234,501
8.512% due 01/25/2056 «~		332,308	358,103

JP Morgan Re-REMICS
3.681% due 11/26/2036 •		6,703	6,550

JP Morgan Seasoned Mortgage Trust
3.692% due 01/25/2063 ~		44,096	41,537
4.415% due 01/25/2063 ~		4,395	4,233

JPMDB Commercial Mortgage Securities Trust
0.793% due 12/15/2049 ~(a)		147,871	675

Jubilee Place 6 BV
2.833% due 09/17/2060 •	EUR	7,677	9,064

Kentmere PLC
0.000% due 01/28/2051 (h)	GBP	23,182	25,447
4.833% due 01/28/2051 •		170,913	230,705

Kinbane 1 DAC
3.870% due 09/25/2062 ~	EUR	30,873	36,956
4.870% due 09/25/2062 ~		28,699	34,388
5.870% due 09/25/2062 ~		19,800	23,713
6.870% due 09/25/2062 ~		11,900	14,031

Kinbane 2 DAC
0.000% due 08/24/2075 ~(c)		40,300	47,321
2.993% due 01/24/2063 ~		61,266	72,143

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	13,613
2.250% due 02/22/2045		26,742	23,050
4.906% due 02/22/2045 •		91,643	122,980
6.106% due 02/22/2045 •		82,543	108,250

Landmark Mortgage Securities No. 2 PLC
2.204% due 06/17/2039 •	EUR	672	776
4.305% due 06/17/2039 •	GBP	2,838	3,767

Landmark Mortgage Securities No. 3 PLC
4.463% due 04/17/2044 •		15,925	20,891

Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)(h)		$370	364
0.000% due 12/25/2056 ~(a)		697,146	4,657
0.000% due 07/25/2057 (h)		445	434
0.000% due 07/25/2057 ~		196,086	187,252
0.000% due 04/25/2058 ~		305	295
0.000% due 08/26/2058 (h)		708	639
0.000% due 01/28/2070 ~		3,504	2,476
0.125% due 12/26/2057 ~(a)		330,744	1,494
1.344% due 12/26/2057 ~(a)		52,831	431
3.047% due 12/25/2056 ~		697,146	552,525
3.750% due 04/25/2058 ~		89,196	87,918
3.780% due 06/25/2057 ~		92,451	87,160
4.000% due 02/25/2058 ~		95,415	95,242
4.000% due 04/25/2058 ~		106,604	98,331
4.043% due 04/25/2058 ~		51,618	28,705
4.250% due 02/25/2058 ~		132,996	131,063
4.250% due 08/26/2058 ~		341,809	336,348
4.274% due 01/25/2058 ~		147,608	135,286
4.335% due 02/25/2058 ~		132,995	95,382
4.437% due 08/26/2058 ~		178,636	136,036
4.500% due 02/25/2058 ~		132,996	125,378
4.594% due 12/26/2057 ~		273,659	224,307
5.650% due 11/25/2060 þ		13,223	13,241
5.652% due 01/28/2070 ~		354,545	352,970
5.794% due 12/25/2053 ~		1,240,237	1,299,724

Lehman Mortgage Trust
2.428% due 03/25/2037 •(a)		11,884	1,162
4.352% due 12/25/2035 ~		2,881	433
4.592% due 10/25/2036 •		6,433	1,444
4.630% due 07/25/2037 ~		2,643	1,373
4.692% due 12/25/2036 •		5,849	1,124
4.872% due 07/25/2036 •		4,805	1,834
5.033% due 01/25/2036 ~		606	584
5.172% due 12/25/2035 •		550	297
5.500% due 12/25/2035		24	12
5.739% due 04/25/2036 ~		2,747	1,708
5.750% due 12/25/2035		3,156	1,931
6.000% due 01/25/2036		97	83
6.000% due 08/25/2037		1,084	1,032
6.500% due 09/25/2037		4,650	1,839

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
4.512% due 08/25/2036 •		$2,036	$2,302
4.572% due 11/25/2035 •		2	2
4.652% due 12/25/2036 •		2,286	1,846
4.652% due 11/25/2046 •		119	106
4.672% due 08/25/2046 •		5,712	5,982
4.672% due 11/25/2046 •		7,994	7,485
4.672% due 03/25/2047 •		49,208	42,338
4.672% due 07/25/2047 •		6,663	6,553
4.682% due 08/25/2046 •		4,231	3,828
4.692% due 09/25/2046 •		69	69
4.752% due 03/25/2047 •		10,752	9,304
4.872% due 12/25/2035 •		5	4
4.872% due 08/25/2037 •		20,442	19,447
5.372% due 07/25/2047 •		25,833	19,033
5.610% due 07/25/2035 þ		523	471
5.653% due 03/25/2047 •		6,103	5,534

Ludgate Funding PLC
2.099% due 01/01/2061 •	EUR	1,318	1,499
4.266% due 01/01/2061 •	GBP	13,322	17,451
4.295% due 12/01/2060 •		4,999	6,623
4.706% due 01/01/2061 •		2,849	3,800

Lugo Funding DAC
3.026% due 05/26/2066 •	EUR	167,558	197,131

Luminent Mortgage Trust
2.900% due 04/25/2036 ~		$2,677	1,632
4.592% due 11/25/2036 •		1,699	1,549
4.612% due 12/25/2036 •		7,865	6,916
4.672% due 02/25/2046 •		16,921	12,193
4.832% due 05/25/2037 •		2,502	2,446

LUX
6.841% due 08/15/2040 •		36,100	36,572

Manhattan West Mortgage Trust
0.283% due 09/10/2039 ~(a)		807,900	2,561

Mansard Mortgages PLC
4.755% due 12/15/2049 •	GBP	3,097	4,162

MASTR Adjustable Rate Mortgages Trust
3.188% due 07/25/2035 ~		$588	519
3.417% due 07/25/2035 ~		132	118
3.543% due 09/25/2035 ~		727	437
3.812% due 04/25/2035 ~		1,539	1,404
3.820% due 09/25/2033 ~		252	242
4.024% due 10/25/2034 ~		122	112
4.247% due 12/25/2033 ~		5	5
4.291% due 12/25/2032 ~		265	254
4.752% due 05/25/2037 •		716	280
4.952% due 05/25/2047 •		5,488	4,580
5.006% due 11/25/2036 ~		36	18
5.037% due 04/25/2034 ~		378	377
5.372% due 09/25/2037 •		21,028	8,315
5.381% due 09/25/2034 ~		23	22
5.578% due 11/21/2034 ~		106	102
5.762% due 01/25/2036 ~		1,227	1,191
6.049% due 05/25/2034 ~		234	226
6.080% due 09/25/2034 ~		415	373
6.266% due 05/25/2034 ~		56	55
6.375% due 07/25/2034 ~		75	73
6.459% due 12/21/2034 ~		34	33
6.592% due 04/21/2034 ~		3,626	3,573
6.625% due 10/25/2032 ~		29	30
6.625% due 09/25/2033 ~		8	8
6.625% due 12/25/2033 ~		13	13
6.780% due 06/25/2035 ~		1	1

MASTR Alternative Loan Trust
5.500% due 07/25/2034		582	590
5.500% due 08/25/2034		1,339	1,331
5.500% due 04/25/2035		227	132
5.750% due 11/25/2033		1,482	1,450
7.000% due 06/25/2034		6	6

MASTR Asset Securitization Trust
5.500% due 06/26/2034		6	6
6.000% due 06/25/2036 •		980	546
6.000% due 06/25/2036		124	67
6.250% due 01/25/2038		3,701	1,887

MASTR Reperforming Loan Trust
4.262% due 05/25/2036 ~		126	103
4.622% due 05/25/2035 •		1,410	680
4.632% due 07/25/2035 •		14,883	7,054

24	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Seasoned Securitization Trust
4.500% due 02/25/2033		$102	$98
6.035% due 10/25/2032 ~		3	3
6.250% due 05/25/2032 ~		124	122
6.375% due 10/25/2032 ~		31	30
6.500% due 08/25/2032 ~		16	16
6.722% due 10/25/2032 ~		8	8

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.965% due 11/15/2031 •		37	36
5.005% due 09/15/2030 •		30	22

Merrill Lynch Alternative Note Asset Trust
4.412% due 01/25/2037 •		50,065	15,110
4.492% due 03/25/2037 •		24,449	5,750
4.572% due 01/25/2037 •		6,342	1,914
4.582% due 06/25/2037 ~		20,281	9,154
4.672% due 03/25/2037 •		17,488	4,562
4.692% due 03/25/2037 •		13,969	2,270
4.872% due 03/25/2037 •		209	49

Merrill Lynch Mortgage Investors Trust
3.186% due 02/25/2034 ~		258	225
3.898% due 09/25/2036 ~		5,459	4,124
3.968% due 09/25/2037 ~		3,014	2,604
4.278% due 05/25/2034 ~		44	39
4.440% due 03/25/2036 ~		1,543	759
4.572% due 09/25/2037 •		4,991	2,770
4.732% due 04/25/2029 •		194	180
4.732% due 03/25/2030 •		34	32
4.732% due 09/25/2037 •		8,988	5,045
4.750% due 07/25/2033 ~		52	51
4.774% due 03/25/2030 •		69	61
4.890% due 09/25/2035 ~		26	20
4.932% due 06/25/2028 •		235	219
4.932% due 11/25/2029 •		360	318
4.952% due 04/25/2028 •		2	2
4.954% due 10/25/2028 •		5	5
4.974% due 11/25/2029 •		8	8
5.087% due 04/25/2035 ~		540	486
5.161% due 07/25/2030 •		59	59
5.255% due 01/25/2030 •		1	1
5.275% due 06/25/2037 ~		3,604	3,463
5.302% due 05/25/2029 ~		31	28
5.335% due 01/25/2029 •		59	51
5.356% due 07/25/2035 ~		281	116
5.457% due 02/25/2035 ~		589	560
5.601% due 02/25/2036 ~		1,025	1,009
5.683% due 07/25/2035 ~		252	227
5.889% due 12/25/2035 ~		693	669
5.945% due 12/25/2035 ~		1,652	745
5.969% due 05/25/2036 ~		638	626
6.019% due 10/25/2036 ~		6,922	5,846
6.054% due 02/25/2033 ~		8	7
6.187% due 02/25/2034 ~		24	23
6.236% due 09/25/2029 ~		18	18
6.250% due 10/25/2036		1,566	571
6.261% due 05/25/2036 ~		140	139
6.292% due 01/25/2029 ~		1,044	1,026
6.375% due 01/25/2029 ~		1	1
6.404% due 12/25/2034 ~		47	46
6.450% due 07/25/2033 ~		23	22
6.500% due 05/25/2036 ~		2	2
6.556% due 12/25/2034 ~		3	3
6.618% due 07/25/2034 ~		295	290
6.644% due 09/25/2033 ~		220	213

Merrill Lynch Mortgage-Backed Securities Trust
4.625% due 06/25/2037 ~		3,296	1,903
6.250% due 08/25/2036 •		2,646	2,277

Merrion Square Residential DAC
3.008% due 03/24/2081 •	EUR	85,214	100,250

MF1 Trust
5.220% due 12/15/2034 •		$5,140	5,140

MFA Trust
2.855% due 07/25/2060 ~		5,200	4,366
4.250% due 02/25/2066 ~		3,407	3,277
4.400% due 03/25/2068 þ		53,320	52,866
6.105% due 12/25/2068 þ		15,343	15,486
6.775% due 10/25/2058 þ		17,985	18,197

MKT Mortgage Trust
2.694% due 02/12/2040		16,065	14,284

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital I Trust
0.817% due 11/12/2049 ~(a)	$35	$0
0.980% due 07/15/2053 ~(a)	54,413	2,063
1.906% due 07/15/2053 ~(a)	96,013	6,466
2.509% due 04/05/2042 ~	2,000	1,768
3.340% due 03/15/2049	416	415

Morgan Stanley Mortgage Loan Trust
2.223% due 06/25/2037 ~	10,588	5,461
3.582% due 07/25/2035 ~	118	106
3.600% due 11/25/2037 ~	829	715
3.777% due 12/25/2037 ~	3,354	2,157
3.963% due 05/25/2036 ~	6,939	3,709
4.302% due 09/25/2035 ~	31	20
4.372% due 08/25/2034 ~	289	263
4.452% due 01/25/2035 ~	164	150
4.552% due 01/25/2036 •	934	498
4.572% due 08/25/2035 •	1,063	568
4.955% due 07/25/2034 ~	53	49
5.010% due 08/25/2034 ~	1	1
5.012% due 11/25/2035 ~	63	24
5.395% due 10/25/2034 ~	18	17
5.500% due 11/25/2035	35	30
5.511% due 09/25/2034 ~	725	718
6.000% due 08/25/2037	272	86
6.000% due 10/25/2037	6,349	3,268
6.114% due 10/25/2034 ~	21	21
6.126% due 06/25/2036 ~	95	94
6.150% due 09/25/2034 ~	389	381
6.255% due 09/25/2034 ~	236	232
6.319% due 07/25/2034 ~	81	83
7.013% due 08/25/2036 þ	5,751	1,143

Morgan Stanley Re-REMICS Trust
5.250% due 05/26/2037 ~	6,960	3,093
6.250% due 08/26/2047 ~	10,746	5,651
14.821% due 07/26/2036 •	2,432	1,715

Morgan Stanley Resecuritization Trust
3.376% due 06/26/2047 •	33,860	29,756
3.809% due 04/26/2047 •	24,384	17,358
3.811% due 06/26/2047 •	401	316
4.684% due 12/27/2046 •	14,227	11,113
5.073% due 04/26/2047 ~	2,625	1,276

Morgan Stanley Residential Mortgage Loan Trust
0.000% due 11/25/2069 ~	257,708	268,290
0.000% due 11/01/2075 «(c)	1,642	1,643
4.000% due 06/25/2064 þ	30,361	29,675
4.250% due 11/01/2075 «(c)	263,775	238,420

Mortgage Equity Conversion Asset Trust
4.110% due 05/25/2042 •	19,113	17,110

MortgageIT Mortgage Loan Trust
4.692% due 04/25/2036 •	8,618	7,311

MortgageIT Securities Corp. Mortgage Loan Trust
4.572% due 06/25/2047 •	1,267	1,085
4.732% due 06/25/2047 •	10,537	9,262

MortgageIT Trust
4.772% due 11/25/2035 •	11,377	9,413
4.872% due 08/25/2035 •	595	595

MSJP
0.562% due 09/05/2047 ~(a)	31,700	640
1.049% due 09/05/2047 ~(a)	52,410	979

NAAC Reperforming Loan REMICS Trust
6.500% due 03/25/2034	341	311
7.500% due 03/25/2034	1,195	1,125

NAAC Reperforming Loan REMICS Trust Certificates
6.500% due 02/25/2035	1,037	902

Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036	10,000	9,225
3.821% due 02/15/2039	34,500	32,333

New Century Alternative Mortgage Loan Trust
6.667% due 07/25/2036 þ	1,025	200

New Orleans Hotel Trust
5.187% due 04/15/2032 •	1,100	1,094
5.487% due 04/15/2032 •	14,615	14,440

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,217	1,177
3.000% due 07/25/2059 ~	9,300	8,613
3.344% due 12/25/2057 ~	6,507	6,292
3.482% due 02/25/2058 ~	5,790	5,630

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.488% due 08/25/2059 ~		$14,164	$13,172
3.748% due 08/27/2057 ~		8,357	8,157
3.750% due 11/25/2058 ~		15,394	14,902
3.784% due 09/25/2057 ~		15,434	14,675
3.913% due 12/25/2057 ~		8,662	8,221
4.000% due 08/25/2059 ~		42,221	40,438
4.000% due 10/25/2059 ~		9,894	9,634
4.182% due 10/25/2059 ~		30,869	30,096
4.238% due 08/25/2059 ~		58,021	56,105
4.250% due 12/25/2058 ~		13,787	13,525
4.500% due 02/25/2057 ~		1,423	1,410
4.500% due 12/25/2057 ~		14,633	14,277
4.500% due 02/25/2058 ~		3,948	3,918
4.500% due 12/25/2058 ~		14,479	14,202
4.750% due 02/25/2057 ~		9,363	9,225
4.893% due 05/25/2058 ~		14,981	14,643
6.864% due 10/25/2063 þ		107,922	109,519

New York Mortgage Trust
4.932% due 08/25/2035 •		214	197

Newgate Funding PLC
2.614% due 12/15/2050 •	EUR	1,761	2,044
3.264% due 12/15/2050 •		1,733	1,983
3.514% due 12/15/2050 •		2,899	3,167
4.311% due 12/01/2050 •	GBP	860	1,137
5.105% due 12/15/2050 •		9,198	12,163
5.355% due 12/15/2050 •		2,599	3,416

NLT Trust
3.200% due 10/25/2062 ~		$13,606	12,419

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.350% due 10/25/2035 ~		194	174
4.592% due 10/25/2036 •		1,808	1,551
4.832% due 04/25/2037 •		38	39
4.893% due 02/25/2036 ~		611	438
5.087% due 02/25/2036 ~		1,327	952
5.272% due 05/25/2035 •		6,760	6,052
5.437% due 02/25/2036 ~		252	187
5.771% due 08/25/2034 ~		659	647
6.000% due 05/25/2033		1	1
6.215% due 08/25/2036 ~		3,920	1,020
6.431% due 08/25/2036 ~		9,738	2,535
7.000% due 04/25/2033		5	5

Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		83,224	66,497
0.326% due 10/26/2036 •		3,049	2,663
2.749% due 10/25/2036 ~		5,964	3,376
5.172% due 07/25/2036 •		2,337	2,267
6.000% due 07/26/2037		14,301	5,248

NovaStar Mortgage Funding Trust
0.398% due 09/25/2046 •		66,006	26,226

NRPL Trust
0.000% due 05/01/2058 (h)		326	321
0.000% due 05/01/2058 ~		220,386	200,440
0.000% due 09/25/2062 (h)		358	352
0.000% due 09/25/2063 (h)		101	99
0.000% due 11/25/2063 (h)		374	355
3.873% due 09/25/2063 ~		161,407	138,320
4.418% due 11/25/2063 ~		178,926	160,019
4.504% due 09/25/2062 ~		156,503	137,496

NRPLM Trust
0.000% due 09/27/2063 ~		6,816	5,479
4.439% due 11/25/2063 ~		7,637	6,450
4.459% due 09/27/2062		7,134	5,870

NYMT Loan Trust
3.215% due 07/25/2061		3,000	2,639
3.750% due 02/25/2068 ~		11,160	10,376
3.750% due 11/25/2069 ~		46,710	44,868
5.379% due 06/25/2069 ~		19,984	20,078

NYO Commercial Mortgage Trust
5.360% due 11/15/2038 •		26,300	26,231

OBX Trust
3.270% due 01/25/2062 ~		4,657	4,532
3.631% due 03/25/2053 ~		37,942	37,366
3.688% due 04/25/2053 ~		57,918	57,074
5.110% due 08/25/2062 þ		15,955	15,948
5.928% due 11/25/2063 þ		16,735	16,884
6.030% due 01/25/2064 þ		22,502	22,793
6.113% due 03/25/2063 þ		30,307	30,443
6.233% due 05/25/2064 þ		18,421	18,693

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.319% due 01/25/2062 þ		$14,565	$14,598
6.465% due 10/25/2063 þ		25,792	26,111
6.520% due 07/25/2063 þ		22,386	22,591
6.567% due 06/25/2063 þ		27,766	27,989
6.844% due 04/25/2063 þ		13,472	13,658
7.045% due 09/25/2063 þ		22,858	23,208
7.159% due 10/25/2063 þ		34,114	34,715

Oceanview Mortgage Trust
5.156% due 11/25/2054 •		16,466	16,492

OPEN Trust
7.239% due 11/15/2040 •		6,001	6,013

PHH Alternative Mortgage Trust
4.972% due 07/25/2037 •		625	616
6.000% due 02/25/2037		2,045	1,702

PRET LLC
5.249% due 10/25/2055 «		175,400	175,323
5.963% due 11/25/2054 þ		29,955	30,010

PRET Trust
3.900% due 10/25/2063 ~		17,647	17,095
4.000% due 08/25/2064 þ		9,014	8,741
4.000% due 03/25/2065 «þ		121,700	118,437
4.000% due 07/25/2069 þ		3,754	3,649
4.075% due 06/25/2064 ~		18,513	17,783
4.150% due 04/25/2065 þ		34,922	33,905

Prime Mortgage Trust
4.622% due 06/25/2036 •		5	5
7.000% due 07/25/2034		61	59

PRKCM Trust
6.333% due 03/25/2059 þ		17,048	17,261
6.431% due 05/25/2059 þ		703	714
6.584% due 09/25/2058 þ		25,865	26,136
7.225% due 11/25/2058 þ		15,241	15,503

Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	0
0.000% due 10/29/2054 (b)(h)		85,302	70,495
2.871% due 10/29/2054 •		85,590	99,361
3.321% due 10/29/2054 •		52,929	60,998
3.621% due 10/29/2054 •		38,495	43,966
4.601% due 10/29/2054 •		28,871	32,913
6.471% due 10/29/2054 •		24,059	27,351

PRPM LLC
3.750% due 03/25/2054 þ		$6,867	6,732
3.750% due 04/25/2055 þ		21,491	20,944
4.000% due 06/25/2053 þ		29,380	29,101
4.000% due 11/25/2053 þ		3,119	3,086
4.000% due 01/25/2054 þ		1,672	1,649
4.000% due 05/25/2054 þ		705	697
4.000% due 07/25/2054 þ		723	713
4.000% due 08/25/2054 þ		718	708
4.000% due 11/25/2054 þ		25,586	25,039
4.000% due 10/25/2064 þ		60,972	59,808
4.200% due 12/25/2064 þ		12,341	12,187
4.500% due 08/25/2055 þ		15,788	15,641
5.228% due 08/25/2069 þ		9,350	9,376
5.250% due 07/25/2055 þ		11,083	11,168
5.503% due 08/25/2030 þ		74,635	74,799
5.699% due 11/25/2029 þ		7,747	7,757
5.729% due 07/25/2030 þ		11,125	11,144
5.774% due 08/25/2028 þ		30,669	30,724
5.870% due 11/25/2029 þ		26,660	26,688
5.897% due 12/25/2029 þ		24,571	24,571
6.179% due 06/25/2030 þ		28,926	29,015
6.255% due 05/25/2030 þ		7,453	7,476

PRPM Trust
5.674% due 12/26/2069 þ		14,301	14,424
5.802% due 11/25/2069 þ		33,690	34,072
6.221% due 11/25/2068 þ		4,893	4,946
6.250% due 08/25/2068 þ		23,934	24,114
6.265% due 12/25/2068 þ		7,966	8,060
6.327% due 06/25/2069 þ		15,869	16,238

RALI Trust
1.484% due 12/26/2034 ~		131	55
4.104% due 08/25/2035 ~		535	186
4.168% due 11/25/2037 ~		6,301	5,267
4.422% due 02/25/2047 •		30,974	9,511
4.522% due 02/25/2036 •		5,491	3,536
4.572% due 08/25/2035 •		2,117	1,474
4.572% due 04/25/2037 •		2,173	1,638

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.602% due 03/25/2037 •	$154	$29
4.612% due 01/25/2037 •	1,833	1,626
4.622% due 01/25/2036 •	1,886	1,334
4.632% due 05/25/2036 •	4,905	4,494
4.632% due 07/25/2036 •	21,041	6,769
4.632% due 09/25/2036 •	4,992	4,626
4.632% due 11/25/2036 •	1,739	907
4.632% due 01/25/2037 •	451	307
4.632% due 06/25/2046 •	40,046	8,409
4.652% due 09/25/2036 •	2,321	2,147
4.672% due 06/25/2036 •	102	74
4.672% due 05/25/2047 •	4,078	3,783
4.682% due 09/25/2046 •	1,768	1,744
4.702% due 05/25/2046 •	10,767	9,682
4.792% due 12/25/2045 •	8,690	7,195
4.812% due 02/25/2046 •	4,013	1,537
4.812% due 05/25/2046 •	613	490
4.832% due 12/25/2045 •	283	173
4.872% due 04/25/2036 •	15,762	14,064
4.872% due 08/25/2036 •	2,889	2,274
4.972% due 11/25/2035 •	1,775	1,469
4.990% due 08/25/2035 ~	1,588	1,321
5.153% due 01/25/2046 •	8,861	6,917
5.154% due 12/25/2035 ~	885	816
5.188% due 07/25/2035 ~	2,213	1,124
5.255% due 04/25/2035 ~	6,929	4,842
5.263% due 12/25/2035 ~	5,775	5,089
5.370% due 07/25/2035 ~	665	629
5.500% due 08/25/2035	944	694
5.500% due 03/25/2037	488	404
5.500% due 06/25/2037	2,800	2,182
5.513% due 09/25/2045 •	232	199
5.566% due 07/25/2035 ~	4,306	2,955
5.653% due 08/25/2035 •	136	107
5.750% due 01/25/2037	1,729	1,303
6.000% due 08/25/2035	284	253
6.000% due 10/25/2035	5,297	1,623
6.000% due 12/25/2035	4,020	3,496
6.000% due 06/25/2036	249	200
6.000% due 08/25/2036	13,511	11,427
6.000% due 09/25/2036	1,606	1,290
6.000% due 01/25/2037	1,246	957
6.000% due 02/25/2037	6,675	5,476
6.000% due 03/25/2037	5,110	4,419
6.000% due 05/25/2037	5,980	5,010
6.000% due 06/25/2037	10,623	8,542
6.500% due 08/25/2036	11,435	9,388
6.500% due 02/25/2037	3,720	3,148
6.750% due 06/25/2037	6,096	2,239
7.273% due 08/25/2047 •	62,315	9,181

RBSSP Resecuritization Trust
4.161% due 12/26/2036 ~	9,676	9,267
4.162% due 08/26/2045 •	78	76
4.318% due 03/26/2037 •	22,973	19,790
4.444% due 02/28/2047 ~	10,409	7,047
4.470% due 12/26/2036 ~	1,397	1,158
4.667% due 10/26/2036 ~	5,808	5,438
4.677% due 06/27/2036 •	1,000	889
4.899% due 03/26/2036 ~	4,786	3,260
4.937% due 02/26/2037 •	7,740	5,988
4.962% due 01/26/2036 •	1,138	1,084
5.854% due 09/28/2047 ~	71,214	50,963
5.954% due 12/26/2037 •	16,411	14,007
6.187% due 12/26/2037 •	17,632	15,081

RCKT Mortgage Trust
5.158% due 10/25/2044 þ	25,286	25,365
5.472% due 06/25/2055 þ	75,106	75,914
5.553% due 03/25/2055 þ	44,836	45,400
5.582% due 12/25/2044 þ	39,499	39,949
5.653% due 01/25/2045 þ	42,232	42,759
5.846% due 08/25/2044 þ	39,968	40,421
6.808% due 09/25/2043 ~	7,189	7,284

Regal Trust IV
4.433% due 09/29/2031 •	17	16

Residential Asset Mortgage Products Trust
7.000% due 11/25/2031	35	30
7.500% due 07/25/2032	302	98

Residential Asset Securitization Trust
2.418% due 04/25/2037 •(a)	9,672	1,282
4.572% due 07/25/2035 •	2,764	1,226

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.582% due 04/25/2037 •		$9,672	$1,862
4.622% due 06/25/2036 •		5,902	1,569
4.691% due 01/25/2034 ~		65	62
4.722% due 11/25/2034 •		540	503
4.822% due 08/25/2033 •		393	370
4.972% due 07/25/2036 •		4,023	2,573
5.250% due 09/25/2033		269	269
5.500% due 07/25/2035		5,113	2,960
5.500% due 09/25/2035		18,598	8,012
6.000% due 02/25/2036		6,499	2,397
6.000% due 09/25/2036		4,451	1,296
6.000% due 11/25/2036		6,413	2,189
6.000% due 01/25/2037		3,333	1,040
6.000% due 03/25/2037		6,781	2,073
6.000% due 04/25/2037		533	266
6.000% due 05/25/2037		6,401	3,199
6.000% due 07/25/2037		9,959	3,626
6.000% due 08/25/2037		633	295
6.250% due 11/25/2036		11,790	4,191
6.500% due 09/25/2036		3,261	970
6.500% due 04/25/2037		19,161	5,110

Residential Mortgage Securities 33 PLC
0.000% due 06/20/2048 (h)	GBP	950	16
4.986% due 06/20/2048 •		211,441	285,823
5.486% due 06/20/2048 •		28,170	38,044
5.886% due 06/20/2048 •		24,420	33,105
6.736% due 06/20/2048 •		12,198	16,612
7.986% due 06/20/2048 •		11,272	15,282
8.986% due 06/20/2048 •		9,398	12,680
10.486% due 06/20/2048 •		21,625	30,630

Resloc U.K. PLC
2.174% due 12/15/2043 •	EUR	3,421	3,925

RFMSI Trust
4.247% due 08/25/2035 ~		$1,377	550
5.486% due 11/25/2036 ~		967	817
5.500% due 03/25/2036		242	198
5.500% due 03/25/2037		1,766	1,235
5.577% due 09/25/2036 ~		6	5
5.720% due 07/27/2037 ~		88	70
5.736% due 10/25/2037 ~		4,100	2,495
5.750% due 09/25/2036		248	197
5.885% due 10/25/2037 ~		2,462	2,159
6.000% due 04/25/2037 •		50	39
6.000% due 04/25/2037		946	730
6.000% due 10/25/2037		298	136
6.278% due 04/25/2037 ~		305	265
6.500% due 03/25/2032		21	21

Ripon Mortgages PLC
0.000% due 08/28/2056 ~(a)	GBP	2,143	4
0.000% due 08/28/2056 (h)		73,909	67,944
4.686% due 08/28/2056 •		676,013	909,815
4.986% due 08/28/2056 •		98,285	132,530
5.186% due 08/28/2056 •		85,685	115,065
5.586% due 08/28/2056 •		44,102	59,261
6.486% due 08/28/2056 •		18,901	25,168
6.986% due 08/28/2056 •		3,454	4,634
7.986% due 08/28/2056 •		16,380	21,950

Ripon SPV Assets
0.000% due 08/20/2056 «		24,190	31,884

RMAC No. 3 PLC
5.187% due 02/15/2047 •		6,600	8,908

RMAC Securities No. 1 PLC
2.179% due 06/12/2044 •	EUR	991	1,140
2.299% due 06/12/2044 •		1,965	2,256
4.255% due 06/12/2044 •	GBP	6,736	8,944
4.275% due 06/12/2044 •		31,901	41,949
4.606% due 06/12/2044 •		$16,585	16,220

Roundstone Securities No. 2 DAC
0.000% due 06/28/2058 ~	EUR	23,145	23,598
2.880% due 06/28/2058 •		392,545	462,113
2.980% due 06/28/2058 •		39,593	46,543
3.180% due 06/28/2058 •		33,617	39,360
3.980% due 06/28/2058 •		28,014	32,697
4.000% due 06/28/2058 ~		63,499	23,233
4.980% due 06/28/2058 •		16,808	19,523
5.480% due 06/28/2058 •		8,964	10,243

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ		$1,803	1,816

26	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Seasoned Credit Risk Transfer Trust
5.000% due 11/25/2064 ~		$7,100	$6,020

Sequoia Mortgage Trust
3.129% due 08/20/2047 ~		2,407	1,629
3.514% due 07/20/2037 ~		2,461	1,870
3.573% due 09/20/2046 ~		172	113
4.249% due 07/20/2037 ~		417	333
4.285% due 02/20/2047 ~		1,147	887
4.327% due 09/20/2046 ~		1,366	767
4.442% due 11/25/2063 ~		22,551	22,719
4.870% due 08/20/2034 •		114	105
4.910% due 06/20/2033 •		30	30
4.930% due 10/20/2034 •		1,019	939
4.950% due 07/20/2033 •		80	80
5.010% due 04/20/2033 •		16	15
5.015% due 10/20/2034 •		29	22
5.069% due 10/25/2055 ~		16,200	16,288
5.216% due 11/20/2034 •		56	52
5.278% due 04/20/2033 •		126	124

Sequoia Mortgage Trust 10
5.010% due 10/20/2027 •		1	1
5.050% due 10/20/2027 •		3	3

SFO Commercial Mortgage Trust
5.414% due 05/15/2038 •		1,900	1,888

Shamrock Residential DAC
3.708% due 06/24/2071 •	EUR	14,241	16,726

SMRT Commercial Mortgage Trust
5.151% due 01/15/2039 •		$74,604	74,536

STARM Mortgage Loan Trust
4.242% due 06/25/2037 ~		1,988	1,770
5.883% due 04/25/2037 ~		907	491
5.958% due 02/25/2037 ~		1,493	1,285

Stratton Mortgage Funding PLC
4.887% due 06/28/2050 •	GBP	26,343	35,461
5.137% due 06/20/2060 •		123,822	166,812

Structured Adjustable Rate Mortgage Loan Trust
0.000% due 07/25/2034 ~		$632	621
3.771% due 08/25/2036 ~		9,971	7,798
3.841% due 05/25/2036 ~		4,304	3,028
3.887% due 05/25/2036 ~		3,321	1,879
3.937% due 11/25/2035 ~		112	105
4.065% due 02/25/2036 ~		294	252
4.260% due 09/25/2036 ~		5,746	3,870
4.261% due 08/25/2047 ~		1,482	1,384
4.275% due 03/25/2035 ~		7,642	6,363
4.322% due 01/25/2036 ~		2,462	1,330
4.326% due 07/25/2037 ~		24	15
4.355% due 09/25/2036 ~		5,714	5,271
4.446% due 01/25/2037 ~		2,617	1,889
4.450% due 06/25/2036 ~		2,226	1,281
4.461% due 11/25/2035 ~		25	23
4.521% due 04/25/2035 ~		28	25
4.529% due 08/25/2035 ~		685	595
4.572% due 09/25/2034 •		130	121
4.572% due 02/25/2037 •		1,359	1,357
4.576% due 11/25/2035 ~		189	122
4.592% due 12/25/2036 •		1,344	1,362
4.632% due 07/25/2035 •		355	166
4.652% due 07/25/2035 ~		1,207	1,063
4.690% due 12/25/2035 ~		127	73
4.772% due 10/25/2034 •		229	207
4.781% due 05/25/2035 ~		860	721
4.792% due 02/25/2036 ~		4,424	2,298
4.817% due 12/25/2034 ~		15	14
4.822% due 01/25/2035 •		10	9
4.871% due 12/25/2035 ~		77	52
4.917% due 04/25/2035 •		446	456
4.944% due 09/25/2035 ~		681	611
5.093% due 09/25/2036 ~		2,024	1,236
5.120% due 04/25/2034 ~		4	4
5.201% due 02/25/2035 ~		553	558
5.216% due 03/25/2036 ~		501	402
5.291% due 05/25/2035 ~		2,442	1,709
5.361% due 10/25/2034 ~		546	523
5.362% due 10/25/2035 ~		814	759
5.404% due 09/25/2034 ~		157	153
5.455% due 10/25/2034 ~		19	18
5.594% due 03/25/2035 ~		178	161
5.690% due 11/25/2034 ~		1,031	986

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.840% due 01/25/2035 ~	$497	$489
5.938% due 12/25/2034 ~	110	109
5.945% due 10/25/2037 •	2,739	2,505
5.988% due 02/25/2034 ~	147	144
6.001% due 02/25/2034 ~	200	190
6.100% due 04/25/2034 ~	6	6
6.572% due 12/25/2037 •	8,092	6,911
6.833% due 03/25/2034 ~	202	198

Structured Asset Mortgage Investments II Trust
3.498% due 05/25/2047 ~	21,223	17,126
3.680% due 05/25/2045 ~	46	39
4.392% due 08/25/2036 •	4,015	3,563
4.592% due 01/25/2037 •	1,792	1,618
4.632% due 06/25/2036 •	5,048	4,129
4.632% due 01/25/2037 •	4,405	3,941
4.632% due 07/25/2046 •	5,187	4,501
4.652% due 06/25/2036 •	1,114	1,102
4.652% due 07/25/2046 •	11,861	8,629
4.672% due 05/25/2036 •	6,161	5,087
4.672% due 10/25/2036 •	1,688	1,526
4.692% due 04/25/2036 •	4,833	4,405
4.692% due 05/25/2036 •	102	72
4.692% due 08/25/2036 •	12,662	10,533
4.692% due 05/25/2046 •	83	59
4.692% due 09/25/2047 •	8,781	7,685
4.712% due 09/25/2047 •	7,202	6,429
4.732% due 02/25/2036 •	25,180	21,891
4.732% due 07/25/2036 •	7	3
4.732% due 05/25/2045 •	2,567	2,450
4.748% due 07/19/2035 •	675	651
4.832% due 02/25/2036 •	5,511	4,634
4.872% due 08/25/2036 •	3,502	2,583
4.928% due 05/19/2035 •	389	374
4.970% due 05/25/2036 ~	149	29
5.122% due 05/25/2047 •	2,418	1,984
5.372% due 09/25/2047 •	11,377	9,809
5.613% due 03/25/2046 •	21	19
6.187% due 02/19/2035 ~	1	1

Structured Asset Securities Corp.
4.622% due 03/25/2035 •	1,890	1,708
4.622% due 04/25/2035 •	187	171

Structured Asset Securities Corp. Mortgage Loan Trust
4.992% due 11/25/2035 •	1,007	830

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.538% due 09/25/2033 ~	74	60
4.808% due 09/25/2033 ~	388	355
5.114% due 01/25/2034 ~	33	32
5.388% due 11/25/2033 ~	423	411
5.550% due 09/25/2033 ~	44	42
5.621% due 11/25/2033 ~	11	11
5.749% due 12/25/2033 ~	555	553
5.979% due 03/25/2033 ~	31	30
6.036% due 12/25/2033 ~	746	726
6.060% due 12/25/2033 ~	182	179
6.340% due 03/25/2033 ~	456	410
6.414% due 07/25/2033 ~	57	56
6.494% due 01/25/2034 ~	4	4
6.606% due 11/25/2033 ~	151	153
6.901% due 07/25/2032 ~	1	1
6.996% due 11/25/2032 ~	107	108
7.272% due 07/25/2032 •	764	705

Structured Asset Securities Corp. Trust
5.500% due 04/25/2035	741	715
5.750% due 04/25/2035	4,596	2,318

Terwin Mortgage Trust
4.264% due 10/25/2037 •	43,689	13,638

Thornburg Mortgage Securities Trust
2.854% due 03/25/2044 ~	833	816
4.166% due 04/25/2036 •	3,624	3,364
4.314% due 10/25/2043 ~	622	569
4.605% due 03/25/2044 ~	2,082	2,026
4.801% due 04/25/2038 ~	7,934	5,111
4.812% due 03/25/2044 •	25	24
5.138% due 04/25/2045 ~	93	92
5.297% due 10/25/2043 ~	102	95
5.371% due 12/25/2044 ~	3,676	3,520
5.482% due 04/25/2038 ~	5,377	4,267

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tib Finance PLC
7.111% due 11/15/2034 «(l)		$60,100	$60,049

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	420,906	567,516

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,243	2,158
3.000% due 10/25/2057 ~		8,700	8,361
3.000% due 06/25/2058 ~		16,981	13,842
3.750% due 03/25/2058 ~		24,668	21,917
3.750% due 09/25/2062		90,890	87,415
3.918% due 01/25/2063 ~		8,504	7,593
4.083% due 04/25/2056 ~		1,000	950
4.089% due 04/25/2055 ~		20,000	19,586
4.228% due 03/25/2054 ~		24,000	23,543
4.541% due 10/27/2064 ~		70,505	70,685
4.562% due 10/25/2064 ~		161,969	163,202
5.043% due 07/25/2065 ~		39,210	39,677
5.725% due 11/25/2064 þ		31,512	31,813

Tower Bridge Funding PLC
5.153% due 01/20/2066 •	GBP	106,126	142,955

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~		152,282	205,332

Upstart Pass-Through Trust
1.000% due 09/06/2034 ~(c)(l)		$100,000	99,600

Uropa Securities PLC
2.148% due 10/10/2040 •	EUR	2,423	2,827
4.402% due 10/10/2040 •	GBP	7,222	9,662
4.452% due 10/10/2040 •		1,983	2,621

Valley Funding PLC
0.000% due 05/16/2066 (h)		49,125	57,093
4.986% due 05/16/2066 •		280,912	378,266
5.486% due 05/16/2066 •		29,536	39,817
5.986% due 05/16/2066 •		30,820	41,474
6.986% due 05/16/2066 •		15,924	21,443
7.986% due 05/16/2066 •		10,274	13,843
9.486% due 05/16/2066 •		5,650	7,640

VASA Trust
5.165% due 07/15/2039 •		$17,800	17,438

Verus Securitization Trust
4.260% due 02/25/2067 þ		22,555	21,729
5.218% due 09/25/2069 ~		23,801	23,827
5.364% due 10/25/2069 ~		16,553	16,654
5.402% due 05/25/2065 þ		29,760	30,034
5.799% due 07/25/2069 þ		29,438	29,747
5.811% due 05/25/2068 þ		20,411	20,486
5.850% due 12/25/2067 þ		12,543	12,542
5.930% due 03/25/2068 þ		19,718	19,769
5.999% due 02/25/2068 þ		11,991	12,002
6.116% due 03/25/2069 þ		45,191	45,752
6.192% due 06/25/2069 þ		29,322	29,751
6.218% due 06/25/2069 þ		26,029	26,401
6.259% due 12/25/2068 þ		14,332	14,498
6.338% due 04/25/2069 þ		20,038	20,332
6.443% due 08/25/2068 þ		19,407	19,577
6.476% due 06/25/2068 þ		12,576	12,669
6.665% due 09/25/2068 þ		45,433	45,988
6.790% due 10/25/2067 þ		11,922	11,889
6.876% due 11/25/2068 ~		13,345	13,565
7.070% due 10/25/2068 þ		43,464	44,184

Visio Trust
6.598% due 10/25/2058 þ		15,055	15,192

Wachovia Mortgage Loan Trust LLC
1.616% due 01/25/2037 •		21,680	7,407
1.670% due 08/25/2036 •		18,632	6,136
2.857% due 05/20/2036 ~		265	251
6.358% due 08/20/2035 ~		249	245
7.177% due 10/20/2035 ~		366	359
7.280% due 10/20/2035 ~		105	102
7.488% due 10/20/2035 ~		49	47

WaMu Mortgage Pass-Through Certificates Trust
3.411% due 05/25/2037 ~		4,638	3,821
3.486% due 01/25/2037 ~		2,738	2,285
3.498% due 06/25/2037 ~		11,317	9,316
3.509% due 01/25/2037 ~		1,584	1,365
3.714% due 01/25/2037 ~		4,881	4,242
3.752% due 10/25/2036 ~		466	424
3.875% due 05/25/2037 ~		484	424

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.877% due 10/25/2036 ~		$111	$101
3.949% due 12/25/2046 •		6,594	5,712
3.988% due 03/25/2037 ~		11,690	10,142
4.009% due 06/25/2037 ~		2,708	2,385
4.037% due 06/25/2037 ~		1,100	967
4.046% due 03/25/2037 ~		5,600	5,004
4.099% due 11/25/2036 ~		359	316
4.108% due 02/25/2037 ~		1,392	1,198
4.161% due 12/25/2036 ~		2,228	2,024
4.181% due 02/25/2037 ~		11,789	11,003
4.189% due 05/25/2046 •		8,103	7,657
4.197% due 07/25/2037 ~		36,741	33,747
4.200% due 02/25/2037 ~		6,872	6,192
4.208% due 11/25/2036 ~		1,394	1,258
4.242% due 04/25/2037 ~		6,182	5,652
4.380% due 01/25/2036 ~		481	450
4.387% due 02/25/2037 ~		5,632	5,222
4.441% due 08/25/2036 ~		7,610	6,862
4.470% due 12/25/2036 ~		26	23
4.538% due 08/25/2046 ~		35	33
4.546% due 10/25/2035 ~		1,347	1,238
4.565% due 01/25/2036 ~		169	168
4.577% due 03/25/2036 ~		1,193	1,082
4.662% due 07/25/2037 ~		1,231	1,123
4.680% due 09/25/2035 ~		149	142
4.732% due 04/25/2045 •		4,990	5,107
4.792% due 11/25/2045 •		1,416	1,371
4.812% due 12/25/2045 •		1,424	1,318
4.852% due 07/25/2045 •		2,697	2,600
4.852% due 12/25/2045 •		1,999	1,837
4.853% due 02/25/2047 •		11,537	10,685
4.853% due 03/25/2047 •		13,956	12,373
4.873% due 09/25/2036 ~		4,044	3,728
4.883% due 01/25/2047 •		570	545
4.892% due 01/25/2045 •		263	263
4.893% due 01/25/2047 •		2,521	2,324
4.903% due 06/25/2047 •		7,063	5,935
4.912% due 08/25/2045 •		11,653	11,609
4.913% due 04/25/2047 •		1,553	1,423
4.932% due 01/25/2045 •		1,292	1,291
4.936% due 01/25/2036 ~		755	727
4.952% due 01/25/2045 •		1,515	1,505
4.961% due 03/25/2035 ~		399	398
4.972% due 01/25/2045 •		22	22
4.992% due 11/25/2034 •		2,098	2,065
4.993% due 11/25/2046 •		5,023	4,310
5.012% due 11/25/2034 •		718	699
5.032% due 01/25/2045 •		609	609
5.033% due 10/25/2046 •		22,389	19,620
5.052% due 10/25/2044 •		550	540
5.055% due 12/25/2035 ~		7,458	7,088
5.072% due 10/25/2044 •		713	686
5.113% due 09/25/2046 •		3,491	2,963
5.133% due 06/25/2046 •		405	381
5.133% due 07/25/2046 •		3,280	3,088
5.143% due 06/25/2046 •		1,011	935
5.152% due 11/25/2034 •		14	14
5.152% due 07/25/2044 •		2,246	2,182
5.153% due 02/25/2046 •		4,696	4,129
5.172% due 08/25/2045 •		1,241	1,226
5.201% due 07/25/2046 •		5,044	4,611
5.232% due 01/25/2035 ~		654	618
5.277% due 08/25/2034 ~		228	222
5.353% due 11/25/2042 •		63	61
5.422% due 06/25/2033 •		218	215
5.553% due 08/25/2042 •		37	36
5.644% due 02/25/2033 ~		119	116
5.663% due 08/25/2033 ~		108	108
5.677% due 09/25/2033 ~		578	574
5.822% due 11/25/2033 •		267	259
5.832% due 10/25/2045 •		446	450
6.381% due 06/25/2033 ~		248	244
6.700% due 12/25/2032 ~		78	76

WaMu Mortgage-Backed Pass-Through Certificates
6.173% due 12/19/2039 ~		75	74

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	7	38,916
4.937% due 12/21/2049 •		102,876	138,856
5.636% due 12/21/2049 •		46,014	62,348
6.136% due 12/21/2049 •		23,010	30,993

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.636% due 12/21/2049 •	GBP	13,146	$17,625
7.136% due 12/21/2049 •		13,146	17,489

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.918% due 09/25/2036 þ		$26,982	7,119
4.118% due 10/25/2036 þ		53	18
4.186% due 10/25/2036 þ		6,280	1,695
4.652% due 07/25/2046 •		213	182
4.672% due 07/25/2035 •		563	491
4.722% due 05/25/2035 •		2,474	2,092
4.732% due 12/25/2036 •		2,377	1,974
4.792% due 12/25/2035 •		1,255	1,119
4.853% due 01/25/2047 •		12,826	11,056
4.853% due 04/25/2047 •		3,012	2,494
4.872% due 03/25/2036 •		723	663
4.873% due 12/25/2046 •		4,281	3,511
4.923% due 04/25/2047 •		4,243	3,524
5.003% due 10/25/2046 •		9,443	8,273
5.073% due 09/25/2046 •		13,065	10,883
5.093% due 04/25/2046 •		21,888	19,891
5.123% due 05/25/2046 •		1,873	1,661
5.500% due 06/25/2035		935	816
5.500% due 08/25/2035		799	711
5.500% due 11/25/2035		296	242
5.500% due 04/25/2037		4,366	4,302
5.722% due 09/25/2035 •		286	249
5.750% due 11/25/2035		370	357
5.750% due 01/25/2036		2,582	2,204
6.000% due 11/25/2035		932	926
6.000% due 04/25/2036		1,790	1,574
6.000% due 04/25/2037		4,254	3,782
6.500% due 11/25/2035		478	339
6.500% due 03/25/2036		8,151	6,499
6.500% due 07/25/2036 þ		1,348	285
6.500% due 08/25/2036		13,289	11,745
6.721% due 07/25/2036 þ		20,632	4,351
6.949% due 07/25/2036 þ		1,877	395
7.000% due 05/25/2036 þ		2,491	2,203

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 ~		118	110
5.319% due 05/25/2033 ~		384	392
7.500% due 04/25/2033		4	4

Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037		304	276

Wells Fargo Commercial Mortgage Trust
1.101% due 01/15/2052 ~(a)		114,367	2,671
1.747% due 10/15/2049 ~(a)		235,991	2,118
5.693% due 10/15/2042 «•(c)		54,900	54,763
5.793% due 07/15/2037 •		48,500	48,688

Wells Fargo Mortgage Loan Trust
4.650% due 12/27/2046 ~		11,247	5,420
4.797% due 09/27/2047 •		13,742	12,805

Wells Fargo Mortgage-Backed Securities Trust
5.979% due 10/25/2036 ~		759	709
6.000% due 06/25/2036		249	223
6.000% due 06/25/2037		309	293
6.000% due 11/25/2037		478	468
6.085% due 04/25/2036 ~		1,244	1,234
6.123% due 01/25/2038 ~		2,917	2,651
6.156% due 11/25/2037 ~		13	12
6.205% due 08/25/2036 ~		324	300
6.288% due 04/25/2037 ~		57	51
6.461% due 08/25/2035 ~		53	52
6.502% due 10/25/2036 ~		1,095	1,009
6.678% due 04/25/2036 ~		533	529
6.902% due 10/25/2034 ~		10	10

WSTN Trust
6.518% due 07/05/2037 ~		66,300	67,646

Total Non-Agency Mortgage-Backed Securities (Cost $62,247,363)			60,378,238

ASSET-BACKED SECURITIES 20.1%

AUTOMOBILE ABS OTHER 0.3%

Ally Bank Auto Credit-Linked Notes
5.117% due 09/15/2032		5,265	5,312

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.215% due 09/15/2032		$3,422	$3,441

AmeriCredit Automobile Receivables Trust
4.986% due 02/18/2028 •		10,668	10,672

Bumper NL BV
2.570% due 03/21/2036 •	EUR	6,400	7,534

CarMax Select Receivables Trust
5.052% due 05/15/2028 •		$29,954	29,984
5.102% due 09/15/2027 •		2,245	2,247

Carvana Auto Receivables Trust
2.900% due 03/10/2028		4,427	4,334
4.550% due 01/10/2028		2,181	2,169

CPS Auto Receivables Trust
5.380% due 01/18/2028		3,801	3,803
6.040% due 07/16/2029		23,006	23,217
6.270% due 10/15/2029		31,500	31,748

Exeter Automobile Receivables Trust
5.750% due 07/17/2028		37,521	37,727

Flagship Credit Auto Trust
4.760% due 05/17/2027		7,349	7,349

GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029		23,400	23,587
5.080% due 01/16/2029		13,000	13,114

Golden Bar Securitisation SRL
3.079% due 09/22/2043 •	EUR	16,227	19,182

Red & Black Auto Italy SRL
2.706% due 07/28/2036 •		6,638	7,828

Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033		$1,850	1,861
5.141% due 01/18/2033		4,300	4,321

Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		37,500	37,821
5.240% due 05/15/2028		31,319	31,394
5.470% due 12/16/2030		79,500	80,688
5.610% due 07/17/2028		57,152	57,449
5.770% due 11/15/2030		110,000	112,092

Taupe Funding Trust I
0.000% due 08/20/2031 «(h)		95	18,763
6.160% due 08/20/2031		12,607	12,819

Westlake Automobile Receivables Trust
5.032% due 08/16/2027 •		11,206	11,212

			601,668

AUTOMOBILE SEQUENTIAL 2.7%

Ally Auto Receivables Trust
4.140% due 07/16/2029		40,900	41,012

Ally Bank Auto Credit-Linked Notes
4.970% due 09/15/2032		9,608	9,700

American Credit Acceptance Receivables Trust
4.730% due 01/12/2029		11,686	11,714
4.810% due 03/13/2028		3,488	3,491

American Heritage Auto Receivables Issuer Trust
4.480% due 08/15/2028		19,600	19,658

American Heritage Auto Receivables Trust
4.830% due 03/15/2028		8,391	8,411

AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029		68,100	68,823
5.750% due 02/18/2028		11,661	11,677

ARI Fleet Lease Trust
4.380% due 01/17/2034		26,500	26,600

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		4,700	4,706

Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028		86,416	87,906
5.440% due 02/22/2028		16,865	17,120
5.780% due 04/20/2028		35,413	36,180
6.120% due 04/20/2027		43,730	44,002

Bank of America Auto Trust
5.530% due 02/15/2028		9,631	9,710

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028		14,844	14,909

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	12,189	8,829

28	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BMW Vehicle Lease Trust
4.180% due 10/25/2027	$60,900	$61,101

BofA Auto Trust
5.350% due 11/15/2028	19,075	19,268
5.570% due 12/15/2026	1,358	1,359

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	25,200	25,245
4.730% due 02/15/2028	13,600	13,625
4.840% due 09/15/2027	10,524	10,530
5.340% due 04/17/2028	11,870	11,897
5.530% due 01/18/2028	2,022	2,023

CarMax Auto Owner Trust
4.670% due 12/15/2027	17,918	17,953
5.340% due 08/16/2027	1,166	1,170
5.500% due 01/16/2029	76,300	77,421
5.650% due 05/17/2027	25,435	25,481

CarMax Select Receivables Trust
4.190% due 03/15/2029	58,800	58,833
4.760% due 05/15/2028	36,915	36,997
5.400% due 11/15/2028	7,100	7,188
5.780% due 09/15/2027	3,887	3,900

Carvana Auto Receivables Trust
0.800% due 01/10/2027	2,275	2,269
4.070% due 02/12/2029	109,703	109,738
4.260% due 10/10/2029	45,700	45,796
4.310% due 09/10/2030	26,200	26,344
4.500% due 06/12/2028	20,298	20,319
4.530% due 01/10/2029	52,000	52,098
4.550% due 05/10/2030	91,400	92,148
4.610% due 11/10/2027	6,362	6,363
4.620% due 02/10/2028	13,112	13,126
4.640% due 01/10/2030	34,800	35,046
4.680% due 02/10/2028	16,767	16,811
4.740% due 12/10/2030	20,300	20,621
4.740% due 04/10/2031	61,238	62,138
4.780% due 05/10/2028	7,493	7,505
4.840% due 12/10/2027	5,930	5,934
4.850% due 06/12/2028	2,000	2,015
4.910% due 08/10/2029	14,300	14,434
5.050% due 04/10/2029	15,800	15,899
5.080% due 03/11/2030	23,200	23,636
5.210% due 06/10/2030	28,000	28,567
5.330% due 07/10/2029	36,300	36,632
5.380% due 03/12/2029	38,537	39,242
5.420% due 04/10/2028	29,824	29,943
5.500% due 08/10/2027	154	154
5.620% due 01/10/2029	9,518	9,612
5.630% due 11/10/2027	2,778	2,780
5.710% due 07/10/2028	18,900	19,013
5.710% due 07/10/2029	20,000	20,525
5.740% due 11/13/2029	9,100	9,390
5.820% due 08/10/2028	14,261	14,365
5.900% due 08/10/2027	3,734	3,737
5.980% due 12/10/2027	5,535	5,555
6.160% due 10/10/2028	8,034	8,118
6.160% due 09/10/2029	15,200	15,784

Chase Auto Owner Trust
4.180% due 08/27/2029	27,000	27,087
4.400% due 11/26/2027	9,766	9,774
5.220% due 07/25/2029	54,900	55,667
5.250% due 09/27/2027	18,280	18,318
5.520% due 06/25/2029	148,000	150,219
5.530% due 09/27/2027	12,229	12,257

Citizens Auto Receivables Trust
5.840% due 01/18/2028	19,272	19,406

CPS Auto Receivables Trust
4.710% due 03/15/2029	28,197	28,275
4.910% due 06/15/2028	12,199	12,218
5.880% due 02/15/2028	11,293	11,323

Drive Auto Receivables Trust
4.140% due 09/15/2032	74,300	74,332
4.290% due 10/16/2028	125,300	125,338
4.500% due 09/15/2028	34,300	34,354
4.940% due 12/15/2027	24,655	24,673

Ent Auto Receivables Trust
6.240% due 01/16/2029	10,939	11,026
6.260% due 11/15/2029	4,000	4,107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Fleet Financing LLC
4.560% due 11/20/2028		$30,300	$30,578
4.650% due 10/20/2027		19,800	19,894
4.690% due 07/20/2027		25,235	25,327
4.820% due 02/20/2029		17,800	18,095
4.980% due 08/21/2028		14,600	14,830
5.310% due 04/20/2027		10,615	10,673

Exeter Automobile Receivables Trust
4.450% due 03/15/2028		21,771	21,781
4.530% due 03/15/2028		44,700	44,757
4.780% due 06/15/2027		17,286	17,297
5.280% due 08/15/2030		12,640	12,662
5.650% due 12/15/2027		8,050	8,061

Exeter Select Automobile Receivables Trust
4.540% due 06/15/2029		13,100	13,165

FCCU Auto Receivables Trust
5.460% due 04/15/2030		6,700	6,858
5.540% due 04/16/2029		16,800	17,022
5.760% due 11/15/2027		7,724	7,743

FHF Issuer Trust
4.920% due 02/15/2031		40,604	40,546
4.940% due 11/15/2030		21,070	21,050
5.690% due 02/15/2030		15,308	15,445
5.890% due 06/15/2030		12,267	12,385
6.790% due 10/15/2029		10,784	10,920

FHF Trust
4.430% due 01/18/2028		2,147	2,147

First Investors Auto Owner Trust
6.440% due 10/16/2028		9,299	9,388

Flagship Credit Auto Trust
4.880% due 11/15/2028		5,309	5,325
5.640% due 03/15/2028		14,797	14,849

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	25,998	18,946

Ford Auto Securitization Trust II
3.724% due 11/15/2028		36,900	26,711
3.843% due 09/15/2030		29,300	21,369
3.945% due 10/15/2026		4,617	3,320

Ford Credit Auto Owner Trust
4.480% due 12/15/2026		$463	463

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		10,875	10,924

GLS Auto Receivables Issuer Trust
4.520% due 07/17/2028		61,600	61,738
4.750% due 07/17/2028		14,500	14,553
4.760% due 10/15/2027		13,872	13,883
5.020% due 04/17/2028		9,700	9,732
5.350% due 08/16/2027		4,968	4,974

GLS Auto Select Receivables Trust
4.430% due 12/17/2029		27,430	27,510
4.460% due 10/15/2030		13,800	13,898
5.240% due 03/15/2030		9,836	9,911
5.580% due 06/17/2030		19,940	20,197
5.590% due 10/15/2029		6,174	6,252
5.960% due 10/16/2028		27,306	27,555
6.370% due 06/15/2028		9,728	9,793

GM Financial Automobile Leasing Trust
4.210% due 10/20/2027		36,300	36,375

GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028		12,182	12,206
5.130% due 04/16/2029		84,800	85,904

GMF Canada Leasing Trust
4.827% due 08/20/2029	CAD	23,700	17,226
4.883% due 12/21/2026		14,837	10,711

GreenState Auto Receivables Trust
5.530% due 08/16/2027		$7,222	7,235

Harley-Davidson Motorcycle Trust
5.650% due 02/16/2027		957	958

Huntington Auto Trust
5.230% due 01/16/2029		57,600	58,253
5.500% due 03/15/2027		3,097	3,098

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026		23,819	23,883

Hyundai Auto Receivables Trust
4.410% due 05/15/2029		77,000	77,620
4.840% due 03/15/2029		57,200	57,849

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LAD Auto Receivables Trust
4.520% due 03/15/2029	$12,900	$12,956
4.600% due 12/15/2027	33,739	33,791
4.640% due 11/15/2027	10,547	10,555
5.460% due 07/16/2029	5,700	5,802
5.610% due 08/15/2028	13,057	13,148

Lendbuzz Securitization Trust
4.759% due 07/15/2026	4,411	4,412
4.970% due 10/15/2029	15,678	15,696
5.100% due 10/15/2030	11,995	12,013

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032	42,300	42,854
5.590% due 02/17/2032	9,163	9,177

Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	39,800	40,002

Octane Receivables Trust
4.940% due 05/20/2030	11,817	11,885

Oscar U.S. Funding XIII LLC
1.270% due 09/11/2028	2,141	2,077

Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029	9,300	9,316
4.630% due 12/10/2027	18,350	18,371

PenFed Auto Receivables Owner Trust
4.120% due 09/15/2028	10,600	10,611
4.700% due 06/15/2029	28,600	28,792
5.040% due 09/15/2027	16,960	16,981

Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027	41,000	41,105
4.470% due 12/21/2026	10,910	10,915
4.670% due 11/22/2027	38,800	39,007
4.840% due 01/20/2027	12,769	12,789

Research-Driven Pagaya Motor Asset Trust
4.731% due 07/27/2026	1,250	1,251
4.811% due 07/27/2026	35,587	35,623
5.124% due 04/25/2034	29,600	29,751
7.130% due 01/26/2032	15,684	15,709

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	11,181	11,256

Research-Driven Pagaya Motor Trust
7.090% due 06/25/2032	5,179	5,226

Santander Bank Auto Credit-Linked Notes
4.911% due 01/18/2033	1,990	2,005

Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	19,400	19,445
4.630% due 10/16/2028	144,300	144,778
4.710% due 06/15/2028	105,817	106,024
4.850% due 01/16/2029	94,300	94,643
4.880% due 09/15/2027	20,708	20,717
5.250% due 04/17/2028	3,880	3,886
5.410% due 07/15/2027	3,353	3,355
5.630% due 01/16/2029	70,725	71,096

SBNA Auto Lease Trust
4.680% due 04/20/2027	20,655	20,690
4.830% due 04/20/2028	34,100	34,374
5.560% due 11/22/2027	56,300	56,685
5.670% due 11/20/2026	1,174	1,175
6.520% due 04/20/2028	16,200	16,413

SBNA Auto Receivables Trust
5.210% due 04/16/2029	12,600	12,729
5.320% due 12/15/2028	30,896	31,027

SCCU Auto Receivables Trust
4.670% due 11/15/2028	26,700	26,798
5.110% due 06/15/2029	39,500	39,833
5.160% due 05/15/2030	36,300	36,955
5.450% due 12/15/2027	18,688	18,719
5.700% due 10/16/2028	18,999	19,163
5.700% due 08/15/2029	12,200	12,520

SFS Auto Receivables Securitization Trust
4.550% due 06/20/2030	41,300	41,557
4.650% due 05/22/2028	41,738	41,808
4.710% due 05/22/2028	12,554	12,573
4.940% due 01/21/2031	3,650	3,710
4.950% due 05/21/2029	14,581	14,682
5.470% due 10/20/2028	2,192	2,209
5.710% due 10/20/2027	8,224	8,234

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Taupe Funding Trust I
5.830% due 01/21/2031		$709	$709
5.860% due 01/21/2031		65,104	65,333
5.940% due 01/21/2031		69,065	69,918

Tesla Auto Lease Trust
4.790% due 01/20/2027		14,275	14,290

Tesla Electric Vehicle Trust
5.380% due 06/20/2028		45,000	45,441
5.380% due 02/20/2029		15,000	15,284

Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029		56,100	56,507

Tricolor Auto Securitization Trust
6.360% due 12/15/2027		1,669	1,604

Veros Auto Receivables Trust
6.280% due 11/15/2027		2,821	2,833

Westlake Automobile Receivables Trust
4.660% due 09/15/2028		95,550	95,850
4.710% due 04/17/2028		28,800	28,958
4.820% due 09/15/2027		43,930	43,985
5.440% due 05/17/2027		11,126	11,143
5.560% due 02/15/2028		17,300	17,426
5.750% due 08/16/2027		23,931	23,990

World Omni Auto Receivables Trust
4.430% due 12/17/2029		69,100	69,506
5.270% due 09/17/2029		25,900	26,190
5.480% due 09/15/2027		673	673
5.610% due 02/15/2028		3,344	3,358

World Omni Select Auto Trust
4.140% due 05/15/2030		53,300	53,326
4.980% due 02/15/2030		21,400	21,541
5.370% due 02/15/2028		8,562	8,577

			5,421,631

CASINO SERVICES 0.0%

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	72,704	48,929

CMBS OTHER 0.3%

ACREC Ltd.
5.400% due 10/16/2036 •		$6,455	6,450

ACRES LLC
5.755% due 08/18/2040 •		111,600	111,975

AREIT Trust
6.255% due 08/17/2041 •		34,271	34,310

KREF Ltd.
5.584% due 02/17/2039 •		8,815	8,831

LoanCore Issuer Ltd.
5.931% due 01/17/2037 •		8,548	8,572

M360 Ltd.
5.750% due 11/22/2038 •		59	58

MF1 LLC
5.456% due 02/18/2040 •		100,200	100,327
5.586% due 02/18/2043 •		194,700	195,089
5.871% due 03/19/2039 •		38,000	38,184
6.769% due 09/17/2037 •		54,262	54,336

PFP Ltd.
6.050% due 09/17/2039 •		58,912	59,046

			617,178

CREDIT CARD OTHER 0.2%

Golden Credit Card Trust
1.140% due 08/15/2028		179,500	175,258
1.970% due 01/15/2029		220,500	214,838

			390,096

HOME EQUITY OTHER 4.4%

Aames Mortgage Investment Trust
5.187% due 10/25/2035 •		9,557	9,079
6.297% due 01/25/2035 •		931	911

ABFC Trust
4.532% due 01/25/2037 •		39,578	28,664

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.552% due 10/25/2036 •	$33,254	$29,720
4.552% due 11/25/2036 •	5,832	3,463
4.592% due 11/25/2036 •	13,237	5,391
4.692% due 09/25/2036 •	33,142	29,172
4.772% due 11/25/2036 •	2,468	1,005
4.932% due 03/25/2035 •	2,044	2,009
4.972% due 06/25/2034 •	1,592	1,603
5.052% due 09/25/2033 •	608	593
5.172% due 02/25/2034 •	1,587	1,598
5.247% due 06/25/2035 •	11,954	11,355
5.272% due 06/25/2037 •	2,177	1,838
5.277% due 03/25/2035 •	1,539	1,408
5.397% due 12/25/2032 •	20	20
6.042% due 12/25/2033 •	4,412	4,579
6.447% due 01/25/2034 •	316	199
6.972% due 07/25/2033 •	276	273

Accredited Mortgage Loan Trust
4.492% due 02/25/2037 •	17,060	16,996
4.542% due 09/25/2036 •	1,486	1,427
4.542% due 02/25/2037 •	5,000	4,774
4.872% due 07/25/2034 •	1,423	1,444
5.142% due 09/25/2035 •	2,351	2,279
5.172% due 10/25/2034 •	33	48

ACE Securities Corp. Home Equity Loan Trust
4.392% due 10/25/2036 •	152	59
4.412% due 11/25/2036 •	7,441	3,062
4.452% due 07/25/2036 •	36,945	9,039
4.512% due 11/25/2036 •	26,892	11,069
4.512% due 12/25/2036 •	9,215	3,361
4.512% due 01/25/2037 •	1,004	609
4.532% due 12/25/2036 •	91,795	47,887
4.552% due 06/25/2036 •	9,630	9,284
4.552% due 07/25/2036 •	41,331	33,517
4.552% due 10/25/2036 •	39,227	18,783
4.552% due 12/25/2036 •	19,761	12,630
4.572% due 04/25/2036 •	3,586	3,504
4.572% due 07/25/2036 •	34,348	9,746
4.612% due 11/25/2036 •	5,990	2,464
4.612% due 01/25/2037 •	1,071	649
4.652% due 02/25/2036 •	3,510	3,495
4.712% due 08/25/2036 •	21,229	20,140
4.712% due 11/25/2036 •	8,044	3,309
4.712% due 12/25/2036 •	7,680	2,432
4.712% due 01/25/2037 •	19,290	4,183
4.712% due 05/25/2037 •	19,553	2,966
4.752% due 07/25/2036 •	17,615	5,258
4.772% due 07/25/2036 •	31,397	7,681
4.772% due 01/25/2037 •	1,004	608
4.812% due 08/25/2036 •	6,723	6,045
4.872% due 02/25/2036 •	176	175
4.932% due 08/25/2035 •	2,284	2,250
4.932% due 11/25/2035 •	233	253
5.172% due 09/25/2033 •	1,006	1,004
5.172% due 12/25/2034 •	916	835
5.202% due 02/25/2036 •	1,280	1,208
5.232% due 08/25/2035 •	1,718	1,451
5.247% due 06/25/2034 •	5,505	5,245
5.262% due 05/25/2035 •	3,358	2,709
5.277% due 07/25/2035 •	9,667	9,552
5.307% due 06/25/2035 •	4,312	4,138
5.322% due 12/25/2033 •	629	631
5.397% due 04/25/2035 •	3,371	3,052
5.442% due 07/25/2033 •	1,235	1,185
7.467% due 06/25/2034 •	840	712

Aegis Asset-Backed Securities Trust
4.752% due 01/25/2037 •	5,265	3,990
4.917% due 12/25/2035 •	7,544	7,126
5.022% due 03/25/2035 •	9,303	8,267
5.062% due 03/25/2035 •	2,347	1,118
5.272% due 03/25/2035 •	246	236

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.977% due 10/25/2035 •	4,217	4,079
5.172% due 09/25/2034 •	851	969
5.172% due 10/25/2034 •	246	301
5.322% due 01/25/2034 •	310	313
5.997% due 10/25/2034 •	2,704	2,951
6.102% due 12/25/2034 •	5,917	5,384
6.372% due 12/25/2034 •	107	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AFC Home Equity Loan Trust
4.872% due 09/27/2027 •	$6	$6
4.922% due 09/22/2028 •	12	12
5.152% due 02/25/2029 •	70	69

Ameriquest Mortgage Securities Trust
4.372% due 10/25/2036 •	7,154	2,120
4.432% due 10/25/2036 •	9,042	2,680
4.447% due 10/25/2036 •	3,087	1,706
4.512% due 10/25/2036 •	21,399	6,342
4.827% due 04/25/2036 •	8,478	8,337
4.932% due 03/25/2036 •	11,988	11,455

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.826% due 06/25/2033 •	887	848
3.351% due 04/25/2034 •	981	946
3.702% due 05/25/2034 þ	5,525	4,741
4.086% due 11/25/2034 •	10,851	9,580
5.022% due 01/25/2036 •	4,309	4,251
5.142% due 07/25/2034 •	5	5
5.142% due 01/25/2036 •	14,093	13,800
5.187% due 01/25/2035 •	218	224
5.232% due 10/25/2035 •	2,718	2,612
5.247% due 05/25/2035 •	8,905	8,664
5.247% due 07/25/2035 •	11,300	10,935
5.247% due 09/25/2035 •	12,785	11,579
5.292% due 09/25/2034 •	339	345
5.292% due 01/25/2035 •	2,072	2,041
5.322% due 05/25/2035 •	4,588	4,269
5.322% due 07/25/2035 •	9,000	8,157
5.367% due 09/25/2034 •	11,378	10,689
5.442% due 03/25/2035 •	6,952	6,785
5.547% due 08/25/2035 •	2,782	2,710
5.832% due 01/25/2035 •	2,184	2,100
5.997% due 05/25/2034 •	9,109	9,033
5.997% due 08/25/2035 •	14,800	13,880
6.027% due 10/25/2034 •	1,771	1,686
6.147% due 07/25/2034 •	744	739
6.252% due 05/25/2035 •	1,000	868
7.047% due 03/25/2033 •	50	40
7.647% due 11/25/2032 •	1,054	1,110
7.797% due 11/25/2032 •	3	2
9.522% due 02/25/2033 •	929	886

Amortizing Residential Collateral Trust
4.972% due 10/25/2031 •	7	7
5.097% due 08/25/2031 •	205	221
5.672% due 01/25/2033 •	23	24
6.072% due 07/25/2032 •	16	17

Argent Securities Trust
4.382% due 09/25/2036 •	9,110	2,939
4.452% due 07/25/2036 •	7,851	2,137
4.512% due 09/25/2036 •	4,076	1,315
4.572% due 06/25/2036 •	31,449	8,576
4.572% due 07/25/2036 •	85,007	52,985
4.592% due 05/25/2036 •	5,219	1,252
4.622% due 04/25/2036 •	17,898	9,789
4.632% due 04/25/2036 •	6,485	2,033
4.652% due 03/25/2036 •	13,863	12,869
4.752% due 06/25/2036 •	5,382	1,467
4.752% due 07/25/2036 •	5,132	1,397
4.812% due 05/25/2036 •	15,142	3,632
4.832% due 04/25/2036 •	6,449	2,021

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.779% due 10/25/2034 •	445	438
4.962% due 11/25/2035 •	25,774	22,967
5.007% due 10/25/2035 •	576	572
5.032% due 02/25/2036 •	2,647	2,159
5.397% due 11/25/2034 •	1,255	1,259
6.072% due 11/25/2034 •	3,311	3,054
6.147% due 11/25/2034 •	2,189	1,891
6.372% due 11/25/2034 •	85	96

Asset-Backed Securities Corp. Home Equity Loan Trust
3.239% due 03/25/2036 •	11,178	10,418
3.556% due 12/25/2036 •	1,594	1,553
3.610% due 01/25/2036 •	17,633	16,135
3.648% due 12/25/2036 •	13,543	12,879
4.270% due 11/25/2035 •	16,330	14,493
4.562% due 11/25/2036 •	5,138	5,039
4.617% due 11/25/2036 •	35,221	34,363

30	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.172% due 06/25/2035 •	$3,803	$3,746
5.247% due 10/25/2034 •	3,813	3,840
5.292% due 05/25/2035 •	4,691	4,640
5.292% due 07/25/2035 •	2,580	2,515
5.352% due 04/25/2035 •	3,982	3,669
5.367% due 02/25/2035 •	43	44
5.382% due 07/25/2035 •	3,794	3,442
5.915% due 03/15/2032 •	27	30
6.117% due 05/25/2035 •	7,217	6,863

Basic Asset-Backed Securities Trust
4.842% due 04/25/2036 •	7,443	7,097

Bayview Financial Acquisition Trust
4.805% due 05/28/2037 •	2,726	2,591

Bayview Financial Asset Trust
4.722% due 03/25/2037 •	3,217	3,246
5.072% due 03/25/2037 •	1,672	1,693
5.172% due 03/25/2037 •	1,749	1,772
5.422% due 03/25/2037 •	950	963
5.772% due 03/25/2037 •	880	902

Bayview Financial Mortgage Pass-Through Trust
5.150% due 04/28/2036 •	3,556	3,567

Bayview Financial Revolving Asset Trust
5.210% due 12/28/2040 •	609	608

Bear Stearns Asset-Backed Securities I Trust
2.709% due 09/25/2034 •	15	15
4.532% due 02/25/2037 •	7,267	7,120
4.552% due 04/25/2037 •	4,690	4,521
4.572% due 11/25/2036 •	723	719
4.572% due 06/25/2047 •	218	217
4.592% due 08/25/2036 •	2,829	2,752
4.612% due 12/25/2036 •	3,970	3,904
4.618% due 11/25/2035 •	19,968	20,394
4.622% due 05/25/2037 •	14,775	12,576
4.658% due 12/25/2035 •	3,765	3,737
4.722% due 06/25/2036 •	385	385
4.752% due 02/25/2037 •	24,760	23,860
4.772% due 01/25/2037 •	9,029	8,811
4.808% due 04/25/2035 •	2,948	2,959
4.812% due 05/25/2036 •	20,032	19,403
4.842% due 04/25/2036 •	13,411	13,225
4.892% due 05/25/2035 •	471	471
5.201% due 12/25/2035 •	1,835	1,835
5.222% due 10/25/2037 •	5,984	5,902
5.249% due 01/25/2035 •	4,342	4,421
5.272% due 10/25/2037 •	6,793	6,590
5.277% due 06/25/2035 •	2,444	2,403
5.292% due 10/25/2035 •	3,325	3,328
5.322% due 08/25/2037 •	658	598
5.352% due 06/25/2035 •	3,162	3,175
5.383% due 12/25/2034 •	12,807	12,861
5.872% due 08/25/2037 •	29,266	25,822

Bear Stearns Asset-Backed Securities Trust
4.581% due 02/25/2036 •	6,879	6,792
4.722% due 01/25/2047 •	8,907	8,790
4.947% due 08/25/2036 •	139	139
5.032% due 01/25/2037 •	789	789
5.072% due 10/27/2032 •	5	5
5.112% due 08/25/2036 •	1,400	1,377
5.247% due 02/25/2034 •	1,004	1,025
5.272% due 11/25/2042 •	302	301
6.897% due 09/25/2035 •	4,344	4,396

Bear Stearns Second Lien Trust
4.462% due 01/25/2037 •	461	454
4.712% due 08/25/2037 •	3,639	3,441

Bear Stearns Structured Products Trust
6.272% due 03/25/2037 •	2,350	2,315

BNC Mortgage Loan Trust
3.928% due 10/25/2036 •	7,096	5,107
4.482% due 07/25/2037 •	5,358	4,967
4.592% due 11/25/2036 •	417	409
4.892% due 11/25/2036 •	40,973	21,846

C-BASS Mortgage Loan Asset-Backed Certificates
3.171% due 11/25/2035 •	2,905	2,799

C-BASS Trust
2.957% due 04/25/2037 •	1,992	1,188
3.009% due 01/25/2037 •	457	134
3.147% due 07/25/2036 •	13,093	12,531
4.392% due 11/25/2036 •	57	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.552% due 10/25/2036 •	$10,234	$7,426
4.732% due 11/25/2036 •	5,079	2,313
4.752% due 10/25/2036 •	1,808	1,257

Carrington Mortgage Loan Trust
4.422% due 04/25/2036 •	13,146	12,968
4.432% due 10/25/2036 •	13,026	10,020
4.492% due 01/25/2037 •	23,866	18,489
4.522% due 10/25/2036 •	4,291	3,301
4.532% due 02/25/2037 •	7,513	7,274
4.572% due 08/25/2036 •	4,024	3,898
4.692% due 12/26/2036 •	8,317	7,320
4.812% due 02/25/2036 •	9,047	8,492
5.022% due 10/25/2035 •	623	613
5.067% due 09/25/2035 •	1,033	1,028
5.262% due 06/25/2035 •	2,623	2,637
5.322% due 05/25/2035 •	3,637	3,539
6.297% due 05/25/2035 •	9,929	9,575

CDC Mortgage Capital Trust
5.187% due 11/25/2034 •	15	18
6.072% due 06/25/2034 •	268	269

Centex Home Equity Loan Trust
4.450% due 06/25/2034 •	412	404
4.572% due 01/25/2032 •	18	18
4.732% due 07/25/2032 •	33	30
4.752% due 06/25/2036 •	18,744	18,557
4.872% due 01/25/2034 •	307	320
4.922% due 09/25/2032 •	189	190
4.962% due 03/25/2035 •	934	934
4.992% due 01/25/2035 •	5	5
5.097% due 01/25/2035 •	851	837
5.202% due 09/25/2034 •	2,542	2,528
5.232% due 10/25/2035 •	3,900	3,905
5.397% due 03/25/2035 •	885	789
5.472% due 01/25/2035 •	1,291	1,249
6.002% due 03/25/2033 •	55	54
6.072% due 10/25/2035 •	12,568	12,103
6.260% due 09/25/2034 þ	768	760

Chase Funding Loan Acquisition Trust
4.835% due 12/25/2032 þ	478	479
5.127% due 06/25/2034 •	5,617	5,674

Chase Funding Trust
4.725% due 05/25/2033	3,596	3,466
4.772% due 05/25/2032 •	24	24
4.872% due 07/25/2033 •	6	6
5.160% due 03/25/2033 þ	1,472	1,484

CHEC Loan Trust
5.232% due 06/25/2034 •	68	70

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •	28,597	28,958

Citicorp Residential Mortgage Trust
4.414% due 11/25/2036 þ	1,105	1,088
4.484% due 06/25/2037 þ	13,851	13,688
4.534% due 09/25/2036 þ	17,545	17,130

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.217% due 10/25/2034 •	3,474	3,391
5.847% due 10/25/2034 •	499	431

Citigroup Mortgage Loan Trust, Inc.
4.144% due 10/25/2037 þ	11,527	11,166
4.332% due 07/25/2045 •	1,153	810
4.432% due 01/25/2037 •	10,145	7,479
4.442% due 05/25/2037 •	32,594	24,542
4.462% due 05/25/2037 •	29,128	19,678
4.472% due 12/25/2036 •	2,998	2,049
4.532% due 03/25/2037 •	24,791	22,677
4.552% due 12/25/2036 •	4,073	3,981
4.592% due 09/25/2036 •	4,219	3,829
4.592% due 12/25/2036 •	6,084	4,162
4.632% due 01/25/2037 •	60,607	44,676
4.647% due 12/25/2036 •	14,644	14,318
4.677% due 05/25/2037 •	25,635	24,500
4.692% due 12/25/2036 •	4,953	4,923
4.722% due 08/25/2036 •	5,247	5,160
4.772% due 08/25/2036 •	3,130	3,121
4.772% due 01/25/2037 •	19,731	14,544
4.792% due 03/25/2036 •	3,101	2,845
4.872% due 12/25/2035 •	11,397	11,063
4.902% due 02/25/2035 •	1,028	966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.947% due 10/25/2035 •	$207	$205
4.962% due 10/25/2035 •	3,900	3,644
4.977% due 01/25/2036 •	1,788	1,791
5.007% due 09/25/2035 •	683	681
5.172% due 09/25/2035 •	6,350	6,186
5.322% due 02/25/2035 •	5	4

Countrywide Asset-Backed Certificates
4.552% due 03/25/2037 •	1,133	1,132
4.562% due 05/25/2047 •	944	912
4.672% due 02/25/2037 •	1,428	1,359
4.707% due 11/25/2036 •	12,870	12,345
4.712% due 07/25/2034 •	3,606	3,560
4.752% due 03/25/2037 •	20,684	19,186
4.752% due 04/25/2037 •	4,739	4,230
4.772% due 01/25/2046 •	26,791	25,481
4.872% due 06/25/2033 •	4	4
4.952% due 12/25/2036 •	7,011	5,804
4.972% due 12/25/2033 •	324	325
5.172% due 09/25/2034 •	185	181
5.172% due 03/25/2047 •	5,383	4,245
5.322% due 07/25/2033 •	180	180
5.367% due 05/25/2035 •	1,019	1,003
5.472% due 10/25/2035 •	1,796	1,787
5.847% due 08/25/2034 •	9,197	8,546
6.297% due 01/25/2035 •	4,674	4,592

Countrywide Asset-Backed Certificates Trust
3.364% due 04/25/2035 •	533	526
3.984% due 01/25/2037 •	9,274	9,177
4.187% due 07/25/2034 ~	991	703
4.187% due 08/25/2034 ~	2,442	2,106
4.265% due 10/25/2046 ~	128	132
4.412% due 07/25/2037 •	37,726	35,459
4.412% due 08/25/2037 •	53,078	48,491
4.452% due 06/25/2047 •	4,039	3,863
4.462% due 11/25/2037 •	10,157	9,723
4.472% due 06/25/2047 •	16,681	14,827
4.489% due 05/25/2036 •	22,800	22,199
4.502% due 07/25/2037 •	46,489	41,455
4.502% due 10/25/2047 •	670	667
4.522% due 02/25/2036 •	5,170	5,015
4.522% due 06/25/2047 •	15,220	14,793
4.532% due 12/25/2036 •	7,881	7,299
4.532% due 11/25/2037 •	40,366	37,952
4.532% due 04/25/2046 •	17,402	16,622
4.552% due 05/25/2035 •	12,137	11,746
4.552% due 06/25/2035 •	11,464	10,512
4.552% due 02/25/2037 •	15,179	14,494
4.552% due 03/25/2037 •	12,525	12,318
4.552% due 05/25/2037 •	26,081	24,959
4.552% due 06/25/2037 •	13,302	12,557
4.552% due 04/25/2047 •	9,076	8,852
4.552% due 06/25/2047 •	35,913	33,773
4.562% due 10/25/2047 •	10,000	8,738
4.632% due 11/25/2047 •	17,725	16,683
4.672% due 09/25/2037 •	23,378	21,590
4.672% due 09/25/2047 •	21,924	20,557
4.712% due 05/25/2037 •	1,943	1,879
4.712% due 06/25/2037 •	3,057	2,997
4.712% due 09/25/2037 •	3,955	4,200
4.712% due 06/25/2047 •	43,171	40,875
4.712% due 09/25/2047 •	4,714	4,776
4.722% due 02/25/2037 •	1,706	1,701
4.732% due 05/25/2037 •	10,337	9,582
4.752% due 09/25/2036 •	15,408	14,456
4.752% due 02/25/2037 •	12,752	12,329
4.752% due 12/25/2046 •	12,149	11,790
4.772% due 04/25/2046 •	1,409	1,395
4.772% due 11/25/2047 •	18,757	16,903
4.792% due 12/25/2036 •	2,003	1,913
4.792% due 09/25/2046 •	9,869	9,487
4.797% due 08/25/2036 •	955	941
4.827% due 04/25/2036 •	2,727	2,714
4.852% due 06/25/2037 •	7,258	7,095
4.912% due 05/25/2047 •	19,677	14,695
4.932% due 08/25/2035 •	3,912	3,871
4.972% due 03/25/2036 •	4,296	3,866
4.977% due 09/25/2035 •	5,937	5,845
4.992% due 08/25/2035 •	8,200	7,638
5.007% due 04/25/2036 •	17,937	17,844
5.012% due 12/25/2034 •	616	603

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.037% due 02/25/2036 •	$4,983	$4,973
5.050% due 02/25/2036 ~	4	4
5.052% due 11/25/2034 •	247	240
5.112% due 10/25/2047 •	8,290	8,173
5.115% due 10/25/2035 ~	5,000	4,634
5.172% due 11/25/2034 •	224	220
5.172% due 05/25/2036 •	256	252
5.247% due 10/25/2034 •	4	4
5.247% due 12/25/2035 •	244	244
5.262% due 02/25/2036 •	6,000	5,456
5.270% due 02/25/2035 ~	3,538	3,475
5.322% due 11/25/2034 •	18	25
5.367% due 04/25/2036 •	11,300	10,973
5.382% due 08/25/2035 •	1,859	1,842
5.397% due 11/25/2035 •	3,102	3,079
5.412% due 01/25/2036 •	7,675	7,624
5.422% due 05/25/2035 •	247	245
5.442% due 04/25/2036 •	15,319	13,712
5.572% due 11/25/2034 ~	1,888	1,858
5.572% due 08/25/2035 •	3,250	3,170
5.922% due 06/25/2035 •	4,581	4,556
6.102% due 12/25/2035 •	9,836	9,052
6.147% due 07/25/2035 •	6,454	6,392
6.222% due 08/25/2035 •	2,000	1,899
6.672% due 10/25/2034 •	570	564

Countrywide Asset-Backed Notes Trust
4.932% due 07/25/2036 •	94	94
6.147% due 12/25/2034 •	908	1,028

Credit Suisse First Boston Mortgage Securities Corp.
4.168% due 01/25/2032 •	3	3
4.427% due 08/25/2032 •	85	79
5.076% due 02/25/2035 •	2,612	2,619

Credit-Based Asset Servicing & Securitization LLC
2.900% due 08/25/2035 •	6,548	6,250
3.045% due 12/25/2035 •	19,631	18,162
3.324% due 10/25/2034 •	1,451	1,393
3.404% due 12/25/2035 •	1,709	1,645
4.392% due 07/25/2037 •	4,080	2,721
4.492% due 07/25/2037 •	3,772	2,515
4.612% due 07/25/2037 •	3,993	2,662
5.187% due 01/25/2034 •	790	864
6.780% due 05/25/2035 þ	1,619	1,501

DFC HEL Trust
6.147% due 12/25/2031 •	1,150	1,094

Ellington Loan Acquisition Trust
5.322% due 05/25/2037 •	27,003	26,645
5.772% due 05/25/2037 •	1,448	1,431
5.872% due 05/25/2037 •	35,744	32,834

EMC Mortgage Loan Trust
5.012% due 05/25/2040 •	27	27
5.372% due 08/25/2040 •	210	212
5.372% due 11/25/2041 •	28	28

Encore Credit Receivables Trust
4.962% due 07/25/2035 •	7,491	7,350
5.172% due 10/25/2035 •	1,682	1,678
5.172% due 01/25/2036 •	6,196	6,044

EquiFirst Loan Securitization Trust
4.612% due 04/25/2037 •	23,012	21,471

EquiFirst Mortgage Loan Trust
5.277% due 04/25/2035 •	29	29
5.337% due 04/25/2035 •	1,904	1,859
5.772% due 12/25/2034 •	314	312
5.997% due 12/25/2034 •	756	739
6.072% due 04/25/2035 •	4,623	4,217
6.747% due 12/25/2034 •	501	468
8.172% due 12/25/2034 •	985	863

FBR Securitization Trust
4.977% due 11/25/2035 •	203	202

Fieldstone Mortgage Investment Trust
4.552% due 07/25/2036 •	13,556	10,383
4.652% due 05/25/2036 •	20,189	15,224
4.677% due 11/25/2036 •	1,535	998
4.917% due 02/25/2036 •	6,051	5,338
4.917% due 11/25/2036 •	9,185	5,973
5.442% due 03/25/2035 •	2,264	1,961

Finance America Mortgage Loan Trust
5.322% due 09/25/2033 •	66	66

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Finance of America HECM Buyout
4.000% due 10/01/2034 ~	$45,224	$45,104

Finance of America Structured Securities Trust
3.500% due 07/25/2075 «þ	560,423	543,961

Financial Asset Securities Corp. AAA Trust
4.690% due 02/27/2035 •	1,135	1,092

First NLC Trust
2.595% due 05/25/2035 •	1,078	0
4.342% due 08/25/2037 •	3,994	2,014

Fremont Home Loan Trust
4.472% due 08/25/2036 •	4,578	1,430
4.492% due 01/25/2037 •	21,839	10,109
4.532% due 11/25/2036 •	20,179	7,058
4.542% due 10/25/2036 •	8,026	7,338
4.572% due 10/25/2036 •	4,864	1,948
4.592% due 08/25/2036 •	30,357	9,479
4.612% due 02/25/2036 •	4,722	4,608
4.612% due 02/25/2037 •	17,366	5,361
4.752% due 08/25/2036 •	7,772	2,426
4.772% due 05/25/2036 •	6,525	4,242
4.812% due 04/25/2036 •	27,900	25,573
4.887% due 11/25/2035 •	2,757	2,549
4.947% due 01/25/2036 •	44,985	37,679
5.142% due 11/25/2034 •	1,813	1,641
5.202% due 06/25/2035 •	1,137	1,070
5.232% due 04/25/2035 •	5,257	4,579
5.277% due 04/25/2035 •	5,237	683
5.322% due 11/25/2034 •	3,877	3,711
5.337% due 06/25/2035 •	1,867	1,848
5.427% due 06/25/2035 •	22,416	19,105

GE-WMC Mortgage Securities Trust
4.352% due 08/25/2036 •	2	1
4.532% due 08/25/2036 •	2,148	2,011

GSAA Home Equity Trust
4.392% due 05/25/2036 •	5,950	1,234
4.412% due 03/25/2036 •	19	6
4.472% due 03/25/2037 •	29,614	8,031
4.512% due 06/25/2036 •	58,744	10,890
4.592% due 06/25/2036 •	34,161	6,359
4.612% due 10/25/2036 •	35,581	8,470
4.612% due 02/25/2037 •	7,791	2,166
4.632% due 03/25/2036 •	18,830	6,044
4.632% due 05/25/2036 •	21,035	4,390
4.632% due 11/25/2036 •	16,486	3,949
4.652% due 03/25/2036 •	12,203	4,056
4.712% due 05/25/2047 •	5,117	2,996
4.732% due 04/25/2047 •	3,238	1,405
4.752% due 06/25/2036 •	2,559	648
4.772% due 01/25/2036 •	4,122	1,306
4.812% due 03/25/2036 •	21,476	9,713
4.912% due 04/25/2047 •	9,943	4,299
4.972% due 08/25/2037 •	429	425
5.007% due 06/25/2035 •	2,071	2,052
5.067% due 08/25/2035 •	4,304	4,269
5.247% due 06/25/2034 •	381	377
5.344% due 09/25/2035 ~	145	96
5.679% due 09/25/2036 ~	8,914	2,244
5.772% due 11/25/2036 ~	6,816	1,865
5.917% due 03/25/2037 ~	33,029	5,982
6.000% due 11/25/2037	524	257
6.376% due 09/25/2036 þ	8,014	2,013
6.423% due 11/25/2036 þ	19,783	5,403
6.483% due 03/25/2037 þ	9,203	2,492
6.500% due 10/25/2037	4,906	2,722
6.500% due 11/25/2037	12,685	4,569
6.692% due 09/25/2036 þ	8,775	2,202
6.948% due 06/25/2036 þ	18,224	4,056

GSAA Trust
6.720% due 04/25/2034 þ	1,579	1,569

GSAMP Trust
2.357% due 10/25/2036 •	1,494	7
4.342% due 12/25/2036 •	612	303
4.362% due 01/25/2037 •	5,894	3,617
4.392% due 12/25/2036 •	899	445
4.432% due 08/25/2036 •	4,200	3,610
4.432% due 11/25/2036 •	889	416
4.442% due 12/25/2036 •	4,757	2,355
4.452% due 11/25/2035 •	179	13
4.532% due 12/25/2046 •	4,740	2,519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.542% due 03/25/2047 •	$10,862	$8,229
4.552% due 06/25/2036 •	3,195	3,146
4.552% due 08/25/2036 •	4,084	4,014
4.552% due 11/25/2036 •	54,984	25,608
4.572% due 06/25/2036 •	26,345	14,634
4.572% due 12/25/2036 •	368	366
4.592% due 04/25/2036 •	1,707	1,149
4.612% due 01/25/2037 •	966	949
4.642% due 03/25/2047 •	1,852	1,403
4.672% due 11/25/2036 •	12,151	5,677
4.722% due 06/25/2036 •	7,100	6,170
4.752% due 06/25/2036 •	3,193	1,766
4.752% due 08/25/2036 •	20,524	19,384
4.792% due 02/25/2046 •	438	412
4.812% due 02/25/2036 •	7,528	7,315
4.917% due 11/25/2035 •	7,988	7,834
4.947% due 11/25/2035 •	57	56
5.052% due 07/25/2045 •	2,099	2,113
5.157% due 07/25/2045 •	6,976	6,538
5.172% due 11/25/2035 •	2,567	2,517
5.217% due 11/25/2035 •	4,016	3,680
5.247% due 03/25/2035 •	2,822	2,707
5.997% due 12/25/2034 •	4,935	4,795

Home Equity Asset Trust
4.385% due 10/25/2035 •	2,329	2,320
4.572% due 10/25/2036 •	536	540
4.572% due 11/25/2036 •	289	284
4.842% due 05/25/2036 •	14,265	14,606
4.887% due 04/25/2036 •	267	265
4.932% due 04/25/2036 •	7,055	6,805
4.977% due 01/25/2036 •	2,958	2,845
4.977% due 02/25/2036 •	14,696	16,215
4.977% due 04/25/2036 •	13,095	12,959
5.032% due 11/25/2032 •	128	120
5.217% due 11/25/2035 •	6,051	5,946
5.217% due 12/25/2035 •	2,810	2,731
5.337% due 08/25/2035 •	2,610	2,571
5.472% due 06/25/2032 •	89	89
5.472% due 07/25/2035 •	4,685	4,659
5.772% due 03/25/2035 •	771	756
5.872% due 03/25/2035 •	1,629	1,575
5.922% due 12/25/2034 •	1,215	1,224
6.472% due 06/25/2034 •	1,688	1,696
6.822% due 03/25/2033 •	3,044	2,902

Home Equity Mortgage Loan Asset-Backed Trust
4.432% due 11/25/2036 •	7,485	6,859
4.462% due 04/25/2037 •	1,140	775
4.492% due 04/25/2037 •	36,330	28,355
4.512% due 11/25/2036 •	7,998	6,608
4.592% due 04/25/2037 •	7,434	6,611
4.592% due 07/25/2037 •	338	190
4.612% due 04/25/2037 •	3,074	2,193
4.652% due 07/25/2037 •	43,796	17,300
4.672% due 07/25/2037 •	14,456	8,137
4.752% due 08/25/2036 •	12,332	11,575
4.832% due 06/25/2036 •	7,346	6,777
4.872% due 03/25/2036 •	18,294	16,760
4.932% due 03/25/2036 •	14,413	13,648
5.052% due 10/25/2035 •	13,050	12,410
5.337% due 08/25/2035 •	8,950	8,869

HSI Asset Loan Obligation Trust
6.230% due 12/25/2036 þ	11,900	3,676

HSI Asset Securitization Corp. Trust
4.372% due 10/25/2036 •	2,179	775
4.412% due 12/25/2036 •	26,130	22,681
4.412% due 01/25/2037 •	43,492	33,375
4.492% due 10/25/2036 •	15,082	5,392
4.552% due 10/25/2036 •	4,276	1,149
4.592% due 10/25/2036 •	7,687	2,759
4.612% due 12/25/2036 •	25,757	6,133
4.647% due 05/25/2037 •	1,594	1,586
4.652% due 04/25/2037 •	13,514	6,768
4.752% due 10/25/2036 •	1,712	618
4.767% due 02/25/2036 •	4,582	4,441
4.792% due 04/25/2037 •	6,827	3,427
4.797% due 02/25/2036 •	16,250	14,116
4.857% due 12/25/2035 •	5,593	5,392
4.857% due 01/25/2036 •	1,034	1,031
4.887% due 01/25/2036 •	7,185	6,920
5.052% due 01/25/2036 •	5,700	4,995

32	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IXIS Real Estate Capital Trust
4.332% due 05/25/2037 •	$5,107	$1,051
4.382% due 05/25/2037 •	10,135	2,085
4.432% due 05/25/2037 •	31,657	6,509
4.572% due 01/25/2037 •	74,795	25,032
4.592% due 08/25/2036 •	57,982	15,851
4.672% due 03/25/2036 •	9,319	4,875
4.792% due 08/25/2036 •	29,439	8,047
5.217% due 02/25/2035 •	268	273

JP Morgan Mortgage Acquisition Corp.
2.706% due 10/25/2035 •	6,100	5,379
4.782% due 02/25/2036 •	2,468	2,449
4.812% due 03/25/2036 •	32,490	31,365
4.857% due 05/25/2035 •	167	166
4.857% due 01/25/2036 •	9,804	10,036
4.917% due 05/25/2035 •	16,317	14,146
4.977% due 09/25/2035 •	3,011	2,994
5.202% due 06/25/2035 •	16,467	15,640
5.247% due 12/25/2035 •	8,591	8,136
5.337% due 06/25/2035 •	11,812	9,938

JP Morgan Mortgage Acquisition Trust
3.927% due 11/25/2036 •	8,511	8,037
4.207% due 11/25/2036 •	1,788	1,919
4.492% due 08/25/2036 •	1,932	1,453
4.502% due 05/25/2037 •	21,735	21,362
4.512% due 05/25/2037 •	32,875	30,361
4.532% due 08/25/2036 •	1,835	1,817
4.542% due 07/25/2036 •	19,453	17,521
4.592% due 03/25/2037 •	1,493	1,486
4.677% due 07/25/2036 •	10,579	10,487
4.707% due 05/25/2036 •	21,209	19,488
4.752% due 04/25/2036 •	13,491	13,948
4.752% due 08/25/2036 •	16,254	12,282
4.932% due 07/25/2036 •	3,200	3,017
5.067% due 01/25/2037 •	2,350	2,090
6.330% due 07/25/2036 þ	4,770	1,263
6.910% due 07/25/2036 þ	6,801	1,797

JP Morgan Mortgage Trust
0.000% due 10/25/2055 ~	121,992	132,695

Long Beach Mortgage Loan Trust
4.452% due 09/25/2036 •	9,752	2,503
4.472% due 12/25/2036 •	13,478	4,620
4.492% due 11/25/2036 •	6,510	1,941
4.512% due 08/25/2036 •	5,427	2,167
4.562% due 07/25/2036 •	11,907	8,266
4.572% due 05/25/2036 •	42,664	22,516
4.572% due 06/25/2036 •	52,423	24,771
4.572% due 07/25/2036 •	8,835	3,491
4.572% due 09/25/2036 •	35,964	23,135
4.582% due 08/25/2036 •	24,662	12,864
4.582% due 10/25/2036 •	39,388	21,632
4.592% due 05/25/2036 •	8,274	2,387
4.592% due 08/25/2036 •	54,692	21,857
4.592% due 09/25/2036 •	2,893	745
4.592% due 10/25/2036 •	47,028	14,711
4.592% due 12/25/2036 •	21,344	14,579
4.592% due 05/25/2046 •	5,405	5,184
4.612% due 12/25/2036 •	32,356	11,116
4.652% due 03/25/2046 •	68,337	24,278
4.672% due 01/25/2036 •	11,525	11,127
4.712% due 02/25/2036 •	6,596	6,528
4.712% due 11/25/2036 •	11,749	3,499
4.732% due 12/25/2036 •	22,219	7,639
4.752% due 08/25/2036 •	20,945	8,380
4.792% due 05/25/2036 •	25,167	7,293
4.872% due 01/25/2036 •	29,967	28,036
4.902% due 01/25/2046 •	36,240	35,117
5.052% due 08/25/2035 •	285	282
5.067% due 06/25/2034 •	786	810
5.127% due 07/25/2034 •	1,239	1,235
5.397% due 07/25/2033 •	1,863	1,855
5.472% due 11/25/2034 •	3,089	2,960
5.502% due 06/25/2033 •	1,513	1,576
5.697% due 02/25/2035 •	8,445	7,762

MASTR Asset-Backed Securities Trust
4.372% due 08/25/2036 •	4,661	1,586
4.372% due 10/25/2036 •	36,582	11,955
4.372% due 11/25/2036 •	291	86
4.372% due 01/25/2037 •	38,997	10,984

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.472% due 08/25/2036 •	$9,793	$2,814
4.472% due 10/25/2036 •	6,936	3,322
4.472% due 11/25/2036 •	12,987	7,682
4.472% due 01/25/2037 •	30,995	8,730
4.492% due 08/25/2036 •	6,443	2,279
4.512% due 10/25/2036 •	30,165	9,868
4.532% due 10/25/2036 •	29,302	13,029
4.562% due 10/25/2036 •	50,469	19,228
4.562% due 01/25/2037 •	24,943	6,493
4.572% due 03/25/2036 •	6,074	3,637
4.572% due 04/25/2036 •	24,100	4,886
4.572% due 08/25/2036 •	47,041	14,933
4.572% due 05/25/2037 •	5,635	5,026
4.592% due 08/25/2036 •	7,869	2,694
4.592% due 10/25/2036 •	6,169	2,955
4.592% due 01/25/2037 •	34,225	9,640
4.672% due 04/25/2036 •	62,289	9,454
4.692% due 10/25/2036 •	8,090	3,875
4.692% due 11/25/2036 •	17,664	5,201
4.692% due 05/25/2037 •	655	637
4.712% due 11/25/2036 •	2,408	1,425
4.732% due 01/25/2037 •	21,330	6,007
4.752% due 06/25/2036 •	3,724	1,268
4.752% due 08/25/2036 •	48,191	15,403
4.762% due 10/25/2036 •	5,608	2,147
4.792% due 06/25/2036 •	1,458	1,368
4.812% due 02/25/2036 •	8,913	3,250
4.842% due 01/25/2036 •	1,401	1,403
4.887% due 01/25/2036 •	11,805	10,681
5.022% due 03/25/2035 •	7,580	7,173
5.022% due 10/25/2035 •	9,948	9,704
5.247% due 05/25/2035 •	390	417
5.277% due 03/25/2035 •	2,934	2,936
5.322% due 05/25/2035 •	2,000	1,996
5.422% due 08/25/2037 •	15,662	13,842
8.922% due 05/25/2033 •	2,718	2,618

MASTR Specialized Loan Trust
4.792% due 02/25/2036 •	1,002	986
5.012% due 01/25/2037 •	9,133	3,569

Merrill Lynch First Franklin Mortgage Loan Trust
4.612% due 04/25/2037 •	33,284	12,540
4.612% due 05/25/2037 •	13,390	9,727
4.752% due 05/25/2037 •	23,646	17,292
4.772% due 04/25/2037 •	20,387	7,726
4.912% due 05/25/2037 •	14,775	10,874
5.972% due 10/25/2037 •	24,773	15,221

Merrill Lynch Mortgage Investors Trust
3.862% due 03/25/2037 þ	21,482	4,217
3.972% due 11/25/2037 •	14,012	6,851
4.107% due 11/25/2037 •	27,010	8,523
4.412% due 04/25/2047 •	8,211	3,217
4.472% due 05/25/2037 •	2,786	306
4.472% due 07/25/2037 •	3,585	746
4.512% due 10/25/2037 •	20,124	2,969
4.562% due 08/25/2037 •	6,524	5,999
4.572% due 06/25/2037 •	13,919	3,655
4.572% due 08/25/2037 •	1,637	1,631
4.572% due 09/25/2037 •	42,542	12,040
4.592% due 03/25/2037 •	4,989	1,307
4.592% due 04/25/2037 •	9,202	4,328
4.592% due 05/25/2037 •	5,555	3,293
4.592% due 07/25/2037 •	2,423	1,378
4.602% due 03/25/2037 •	19,447	6,398
4.642% due 05/25/2037 •	6,929	1,936
4.652% due 04/25/2047 •	22,958	8,994
4.752% due 08/25/2037 •	971	831
4.772% due 03/25/2037 •	24,320	18,953
4.812% due 04/25/2047 •	1,390	545
4.872% due 12/25/2036 •	10,651	10,221
4.872% due 01/25/2037 •	14,010	13,318
5.022% due 09/25/2035 •	1,670	1,669
5.067% due 09/25/2035 •	44	43
5.093% due 06/25/2034 •	259	258
5.142% due 05/25/2036 •	4,034	3,454
5.172% due 02/25/2047 •	22,009	13,052
5.202% due 07/25/2035 •	5,724	5,732
5.217% due 02/25/2036 •	1,237	1,242
5.247% due 04/25/2036 •	1,693	1,678
5.277% due 06/25/2036 •	2,793	2,298
5.307% due 02/25/2036 •	498	481

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.397% due 08/25/2036 •	$1,055	$1,278
7.835% due 04/25/2035 •	260	217

MESA Trust
7.497% due 11/25/2031 •	688	599

Morgan Stanley ABS Capital I, Inc. Trust
4.332% due 05/25/2037 •	4,218	3,839
4.372% due 10/25/2036 •	3,840	1,689
4.372% due 11/25/2036 •	1,430	843
4.382% due 03/25/2037 •	2,627	1,118
4.402% due 10/25/2036 •	12,901	11,531
4.402% due 12/25/2036 •	39,365	24,606
4.402% due 01/25/2037 •	19,826	9,147
4.412% due 10/25/2036 •	33,458	14,715
4.412% due 11/25/2036 •	2,433	1,164
4.412% due 05/25/2037 •	19,727	16,929
4.422% due 10/25/2036 •	13,827	7,219
4.422% due 12/25/2036 •	3,798	1,907
4.432% due 09/25/2036 •	216	93
4.452% due 02/25/2037 •	23,570	7,471
4.452% due 03/25/2037 •	23,393	9,958
4.452% due 05/25/2037 •	9,794	8,912
4.462% due 05/25/2037 •	11,846	9,173
4.472% due 09/25/2036 •	2,559	1,105
4.472% due 02/25/2037 •	8,172	3,611
4.472% due 05/25/2037 •	3,208	1,844
4.492% due 10/25/2036 •	1,185	521
4.492% due 11/25/2036 •	9,861	4,716
4.502% due 10/25/2036 •	7,898	4,124
4.502% due 02/25/2037 •	28,635	9,078
4.522% due 12/25/2036 •	4,100	2,059
4.522% due 03/25/2037 •	38,902	16,562
4.522% due 05/25/2037 •	15,211	13,845
4.532% due 09/25/2036 •	40,448	18,007
4.532% due 02/25/2037 •	19,826	8,759
4.532% due 05/25/2037 •	9,524	7,375
4.552% due 08/25/2036 •	25,760	12,944
4.572% due 06/25/2036 •	4,847	2,431
4.572% due 09/25/2036 •	13,172	4,542
4.592% due 09/25/2036 •	22,724	9,803
4.602% due 02/25/2037 •	6,790	3,000
4.732% due 09/25/2036 •	3,456	1,490
4.767% due 03/25/2036 •	7,150	6,175
4.772% due 04/25/2036 •	11,028	10,590
4.772% due 08/25/2036 •	10,353	5,200
4.812% due 03/25/2036 •	3,804	3,728
4.872% due 12/25/2035 •	16,527	15,547
4.892% due 12/25/2035 •	4,045	3,988
4.932% due 01/25/2035 •	902	917
4.947% due 09/25/2035 •	281	270
4.977% due 02/25/2035 •	423	420
5.012% due 01/25/2034 •	4,202	4,306
5.052% due 01/25/2035 •	3,087	3,129
5.082% due 04/25/2034 •	1,865	1,893
5.097% due 08/25/2034 •	95	93
5.157% due 11/25/2034 •	1,611	1,554
5.172% due 05/25/2034 •	8,203	8,723
5.172% due 08/25/2034 •	9,833	10,214
5.187% due 07/25/2034 •	1,555	1,574
5.187% due 09/25/2034 •	6,530	6,601
5.202% due 07/25/2035 •	2,473	2,425
5.232% due 03/25/2035 •	4,234	4,090
5.247% due 07/25/2034 •	225	240
5.247% due 07/25/2035 •	3,750	3,340
5.262% due 06/25/2035 •	1,010	1,008
5.307% due 01/25/2035 •	2,114	1,958
5.307% due 03/25/2035 •	2,526	2,293
5.307% due 07/25/2035 •	1,926	1,895
5.332% due 09/25/2034 •	323	340
5.352% due 03/25/2033 •	5	5
5.367% due 01/25/2035 •	2,614	2,279
5.522% due 07/25/2037 •	14,010	12,328
8.072% due 02/25/2047 •	23,382	19,467

Morgan Stanley Capital I, Inc. Trust
4.632% due 03/25/2036 •	1,985	1,671
4.812% due 03/25/2036 •	69,916	58,837
4.827% due 01/25/2036 •	15,700	13,123
4.852% due 01/25/2036 •	6,605	6,442
4.852% due 02/25/2036 •	1,936	1,929

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.622% due 02/25/2033 •	191	204

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Home Equity Loan Trust
4.372% due 12/25/2036 •	$3,086	$1,482
4.372% due 04/25/2037 •	5,682	2,953
4.412% due 12/25/2036 •	37,926	18,226
4.442% due 04/25/2037 •	8,028	4,172
4.592% due 04/25/2036 •	6,465	4,525
4.622% due 04/25/2037 •	16,902	8,785
4.782% due 02/25/2036 •	617	588
4.792% due 04/25/2036 •	9,858	6,892
5.262% due 05/25/2035 •	3,749	3,710

Morgan Stanley IXIS Real Estate Capital Trust
4.342% due 11/25/2036 •	7,640	2,458
4.382% due 11/25/2036 •	28,344	9,117
4.422% due 11/25/2036 •	1,452	467
4.492% due 11/25/2036 •	19,381	6,233
4.572% due 07/25/2036 •	6,230	2,437
4.732% due 07/25/2036 •	24,245	9,543

Morgan Stanley Mortgage Loan Trust
4.612% due 10/25/2036 •	2,120	591
4.612% due 11/25/2036 •	19,606	3,591
5.750% due 04/25/2037 ~	2,114	1,021
6.000% due 02/25/2037 ~	106	100
6.122% due 01/25/2047 þ	89	84
6.254% due 01/25/2047 þ	5,590	2,611
6.263% due 01/25/2047 þ	6,941	2,005
6.419% due 09/25/2046 þ	13,083	2,725
6.465% due 09/25/2046 þ	3,504	1,150
6.604% due 09/25/2046 þ	9,125	1,899

Morgan Stanley Structured Trust
4.572% due 06/25/2037 •	43,398	40,083

Nationstar Home Equity Loan Trust
4.622% due 06/25/2037 •	154	151
4.647% due 06/25/2037 •	2,527	2,235
4.677% due 03/25/2037 •	1,930	1,920
4.692% due 03/25/2037 •	11,347	11,004
4.722% due 03/25/2037 •	8,000	7,309
4.772% due 06/25/2037 •	224	220
4.812% due 09/25/2036 •	25,434	25,232
4.827% due 09/25/2036 •	1,338	1,292
4.887% due 04/25/2037 •	17,031	16,443
4.912% due 04/25/2037 •	1,434	1,424

New Century Home Equity Loan Trust
4.632% due 05/25/2036 •	6,168	6,208
4.856% due 11/25/2033 þ	34	31
4.917% due 12/25/2035 •	4,707	4,551
5.007% due 10/25/2035 •	35,480	31,218
5.012% due 08/25/2034 •	81	82
5.037% due 02/25/2035 •	11,057	10,811
5.052% due 03/25/2035 •	807	806
5.217% due 09/25/2035 •	8,606	8,543
5.247% due 06/25/2035 •	4,529	4,485
5.277% due 07/25/2035 •	8,528	8,504
5.322% due 07/25/2035 •	32,115	31,819
5.337% due 03/25/2035 •	2,853	2,859
5.397% due 03/25/2035 •	3,758	3,725

Newcastle Mortgage Securities Trust
4.462% due 04/25/2037 •	11,532	11,263
4.502% due 04/25/2037 •	1,896	1,886
4.612% due 04/25/2037 •	14,485	13,616
4.772% due 04/25/2037 •	7,785	6,794
4.992% due 03/25/2036 •	5,500	5,473
5.127% due 03/25/2036 •	16,347	15,719

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.572% due 07/25/2036 •	18,726	17,603
4.707% due 03/25/2036 •	147	147
4.752% due 03/25/2036 •	4,024	3,984
4.902% due 02/25/2036 •	2,161	2,024
4.932% due 11/25/2035 •	6,798	6,593

NovaStar Mortgage Funding Trust
4.452% due 09/25/2037 •	25,036	24,034
4.532% due 03/25/2037 •	84,558	55,217
4.572% due 06/25/2036 •	1,155	857
4.612% due 01/25/2037 •	1,075	355
4.962% due 01/25/2036 •	11,241	10,605
5.007% due 01/25/2036 •	13,783	13,318
5.097% due 06/25/2034 •	146	143
5.157% due 01/25/2036 •	3,000	2,599
5.187% due 10/25/2035 •	10,291	10,076
5.442% due 06/25/2035 •	20,317	20,204

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Option One Mortgage Loan Trust
4.392% due 03/25/2037 •	$749	$737
4.402% due 07/25/2037 •	3,512	2,297
4.442% due 05/25/2037 •	5,901	3,190
4.452% due 04/25/2037 •	19,944	11,186
4.452% due 07/25/2037 •	4,126	2,698
4.462% due 07/25/2037 •	821	735
4.472% due 07/25/2036 •	7,388	4,432
4.492% due 04/25/2037 •	98,480	68,711
4.492% due 05/25/2037 •	89,985	54,353
4.512% due 04/25/2037 •	6,527	3,482
4.552% due 01/25/2037 •	26,356	16,530
4.552% due 02/25/2037 •	28,460	15,605
4.552% due 03/25/2037 •	51,256	31,018
4.572% due 03/25/2037 •	36,754	18,261
4.572% due 05/25/2037 •	6,750	3,648
4.582% due 04/25/2037 •	2,804	1,596
4.772% due 03/25/2037 •	4,536	2,254
4.842% due 01/25/2036 •	54,206	43,014
5.067% due 05/25/2034 •	1,725	1,757
5.142% due 05/25/2035 •	3,941	3,405
5.172% due 01/25/2034 •	8,835	8,378
5.697% due 11/25/2034 •	7	8

Option One Mortgage Loan Trust Asset-Backed Certificates
4.902% due 12/25/2035 •	2,157	2,111
4.932% due 12/25/2035 •	8,709	7,724
4.962% due 11/25/2035 •	7,962	7,710
5.007% due 11/25/2035 •	5,889	5,125
5.127% due 10/25/2032 •	1,026	1,209

Ownit Mortgage Loan Trust
3.150% due 10/25/2035 þ	5,925	3,334
4.552% due 10/25/2037 •	8,242	8,918
4.572% due 07/25/2037 •	13,432	12,314
4.767% due 03/25/2037 •	9,242	9,664
4.792% due 07/25/2037 •	6,231	5,713
4.947% due 06/25/2036 •	4,744	4,093
5.172% due 10/25/2036 •	5,445	5,392
5.292% due 03/25/2036 •	3,163	2,787

Park Place Securities, Inc.
5.217% due 09/25/2035 •	4,000	3,582

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.992% due 05/25/2035 •	1,460	1,455
5.007% due 08/25/2035 •	41	42
5.007% due 09/25/2035 •	1,165	1,146
5.052% due 08/25/2035 •	4,000	3,816
5.097% due 07/25/2035 •	16,414	15,881
5.202% due 05/25/2035 •	22,971	21,825
5.247% due 07/25/2035 •	21,655	18,699
5.277% due 06/25/2035 •	10,093	9,766
5.307% due 05/25/2035 •	4,784	3,939
5.322% due 10/25/2034 •	2,331	2,308
5.322% due 06/25/2035 •	4,641	4,060
5.442% due 03/25/2035 •	17,052	15,837
5.592% due 01/25/2036 •	5,724	5,517
5.847% due 02/25/2035 •	10,653	10,521
5.997% due 02/25/2035 •	3,247	3,002
6.042% due 10/25/2034 •	17,186	16,556
6.072% due 09/25/2034 •	2,610	2,539
6.072% due 12/25/2034 •	14,131	14,102
6.147% due 10/25/2034 •	3,846	3,453
6.147% due 12/25/2034 •	8,426	8,014
6.222% due 02/25/2035 •	17,714	14,424
6.372% due 09/25/2034 •	3,062	2,677

People’s Choice Home Loan Securities Trust
5.997% due 10/25/2034 •	4,024	3,696

People’s Financial Realty Mortgage Securities Trust
4.402% due 09/25/2036 •	27,844	5,065
4.412% due 09/25/2036 •	24,745	5,968

Popular ABS Mortgage Pass-Through Trust
4.582% due 06/25/2047 •	7,442	6,969
4.767% due 07/25/2036 •	1,635	1,576
4.812% due 05/25/2036 •	2,320	2,211
5.142% due 02/25/2036 •	1,126	1,075
5.917% due 04/25/2035 þ	2,156	2,131

RAAC Trust
4.772% due 02/25/2037 •	2,524	2,493
4.972% due 11/25/2046 •	915	850

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.032% due 10/25/2046 •	$5,066	$4,971
5.247% due 02/25/2046 •	17,808	17,641
5.922% due 05/25/2039 •	1,206	1,255

RCKT Mortgage Trust
4.795% due 09/25/2055 «þ	81,600	81,458
5.344% due 09/25/2044 þ	21,290	21,379
6.025% due 02/25/2044 ~	9,252	9,353
6.141% due 04/25/2044 ~	48,422	49,043
6.147% due 06/25/2044 þ	56,707	57,508

Renaissance Home Equity Loan Trust
3.434% due 08/25/2033 •	528	483
5.512% due 04/25/2037 þ	6,555	1,650
5.580% due 11/25/2036 þ	12,329	3,931
5.612% due 04/25/2037 þ	853	219
5.675% due 06/25/2037 þ	3,891	951
5.731% due 11/25/2036 þ	548	180
5.744% due 06/25/2037 þ	137,503	34,042
5.761% due 04/25/2037 þ	2,781	732
5.797% due 08/25/2036 þ	662	233
5.812% due 11/25/2036 þ	9,025	2,998
5.879% due 06/25/2037 þ	8,523	2,161
5.893% due 06/25/2037 þ	6,639	1,688
5.906% due 06/25/2037 þ	23,928	6,096
6.011% due 05/25/2036 þ	9,006	4,276
6.066% due 02/25/2036 þ	270	232
6.115% due 08/25/2036 þ	17,329	6,423
6.120% due 11/25/2036 þ	683	239
6.203% due 06/25/2037 þ	38,172	10,394
7.750% due 09/25/2037 þ	28,964	11,396

Residential Asset Mortgage Products Trust
4.617% due 12/25/2036 •	15,000	14,250
4.712% due 12/25/2035 •	15,555	14,295
4.812% due 02/25/2036 •	1,137	1,108
4.917% due 02/25/2036 •	2,099	2,052
4.972% due 12/25/2035 •	19,238	17,329
5.022% due 04/25/2034 •	2,168	2,178
5.142% due 04/25/2034 •	1,045	1,054
5.142% due 10/25/2035 •	11,246	10,950
5.157% due 11/25/2035 •	7,000	6,738
5.217% due 09/25/2035 •	8,230	8,113
5.217% due 10/25/2035 •	700	618
5.322% due 08/25/2035 •	1,148	1,138
5.337% due 07/25/2035 •	5,457	5,409
5.847% due 04/25/2034 •	1,610	1,615
5.952% due 08/25/2035 •	12,534	11,791
6.252% due 04/25/2034 •	2,821	2,966

Residential Asset Securities Corporation Trust
4.492% due 02/25/2037 •	5,176	5,076
4.512% due 10/25/2036 •	16,744	16,574
4.522% due 11/25/2036 •	58,890	51,507
4.552% due 07/25/2036 •	14,658	14,398
4.552% due 09/25/2036 •	897	890
4.612% due 11/25/2036 •	6,271	5,882
4.692% due 04/25/2037 •	4,735	4,639
4.712% due 01/25/2037 •	3,890	3,801
4.782% due 04/25/2036 •	23,954	22,119
4.792% due 07/25/2036 •	9,266	8,343
4.794% due 04/25/2034 •	844	831
4.812% due 07/25/2036 •	19,099	16,907
4.832% due 04/25/2036 •	2,280	2,283
4.872% due 02/25/2036 •	3,336	3,337
4.887% due 11/25/2035 •	14,104	13,555
4.932% due 10/25/2035 •	8,637	8,489
4.952% due 04/25/2037 •	27,718	27,054
4.952% due 05/25/2037 •	418	416
4.977% due 09/25/2035 •	6,340	6,068
4.977% due 11/25/2035 •	224	219
4.992% due 01/25/2036 •	1,542	1,529
5.112% due 09/25/2034 •	444	436
5.142% due 11/25/2035 •	10,475	9,278
5.157% due 12/25/2035 •	1,516	1,393
5.172% due 11/25/2035 •	6,287	6,218
5.232% due 08/25/2035 •	2,705	2,690
5.307% due 08/25/2035 •	4,230	4,154
5.517% due 03/25/2035 •	530	525
5.980% due 09/25/2034 ~	895	842
5.997% due 11/25/2034 •	89	89
5.997% due 08/25/2035 •	4,551	4,418
6.072% due 04/25/2035 •	1,982	1,932
6.144% due 01/25/2034 •	2,163	2,202

34	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.222% due 11/25/2034 •	$802	$800
6.747% due 11/25/2034 •	1,948	1,935

Saxon Asset Securities Trust
0.000% due 05/25/2035 •	1,658	1,374
1.209% due 11/25/2035 •	12,994	9,876
3.766% due 12/25/2033 •	1,159	1,131
4.452% due 05/25/2037 •	21,580	15,963
4.582% due 09/25/2037 •	7,282	7,041
4.762% due 09/25/2047 •	4,148	3,558
4.947% due 11/25/2037 •	7,795	7,573
4.992% due 11/25/2037 •	4,873	4,222
5.067% due 03/25/2031 •	143	125
5.202% due 11/25/2037 •	5,426	4,580
5.247% due 12/26/2034 •	186	171
6.022% due 12/25/2037 •	4,745	4,192
9.147% due 12/26/2034 •	532	73

Securitized Asset-Backed Receivables LLC Trust
4.392% due 12/25/2036 •	442	94
4.472% due 07/25/2036 •	19,046	7,521
4.532% due 12/25/2036 •	5,824	5,453
4.552% due 06/25/2036 •	6,792	4,630
4.552% due 07/25/2036 •	9,611	8,259
4.572% due 07/25/2036 •	19,000	7,502
4.572% due 09/25/2036 •	3,740	1,245
4.592% due 07/25/2036 •	5,008	1,655
4.592% due 12/25/2036 •	28,506	6,094
4.672% due 12/25/2036 •	65,341	23,681
4.722% due 02/25/2037 •	32,358	29,541
4.752% due 07/25/2036 •	3,477	1,373
4.772% due 06/25/2036 •	15,375	10,479
4.917% due 10/25/2035 •	3,190	2,620
4.947% due 01/25/2035 •	717	665
4.992% due 10/25/2035 •	963	845

SG Mortgage Securities Trust
4.552% due 10/25/2036 •	13,298	12,273
4.592% due 07/25/2036 •	8,435	1,755
4.732% due 07/25/2036 •	7,894	1,650
4.812% due 02/25/2036 •	1,140	563
4.977% due 10/25/2035 •	2,000	1,882

Soundview Home Loan Trust
3.774% due 04/25/2035 •	464	453
4.352% due 06/25/2037 •	3,748	2,502
4.422% due 06/25/2037 •	10,415	6,953
4.442% due 07/25/2037 •	1,282	1,143
4.442% due 08/25/2037 •	7,673	6,662
4.472% due 06/25/2037 •	121,271	83,436
4.482% due 06/25/2037 •	15,354	10,250
4.492% due 01/25/2037 •	570	416
4.492% due 02/25/2037 •	180	48
4.552% due 06/25/2037 •	4,589	3,063
4.572% due 03/25/2037 •	7,593	7,311
4.592% due 01/25/2037 •	28,787	21,021
4.612% due 11/25/2036 •	58,927	15,890
4.677% due 12/25/2036 •	8,198	8,187
4.732% due 06/25/2036 •	3,863	3,756
4.737% due 02/25/2036 •	10,422	9,901
4.737% due 06/25/2036 •	1,209	1,094
4.752% due 07/25/2036 •	8,931	8,253
4.752% due 01/25/2037 •	12,529	9,148
4.772% due 10/25/2036 •	19,160	18,444
4.772% due 11/25/2036 •	6,214	5,915
4.790% due 03/25/2036 •	920	823
4.827% due 03/25/2036 •	14,893	14,558
4.872% due 01/25/2037 •	15,294	14,898
4.962% due 12/25/2035 •	7,346	6,912
5.012% due 02/25/2037 •	19,142	5,155
5.022% due 06/25/2035 •	17,750	16,319
5.022% due 03/25/2036 •	271	270
5.127% due 01/25/2035 •	94	81
5.172% due 10/25/2037 •	1,718	1,338
5.222% due 09/25/2037 •	3,103	2,621
5.247% due 08/25/2035 •	8,802	6,739
5.247% due 11/25/2035 •	3,946	3,910
5.307% due 05/25/2035 •	3,298	3,309
5.352% due 07/25/2035 •	866	864
5.572% due 11/25/2033 •	11	13

Structured Asset Investment Loan Trust
4.532% due 07/25/2036 •	27,060	20,198
4.552% due 06/25/2036 •	8,502	8,341
4.572% due 07/25/2036 •	160	159

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.617% due 07/25/2036 •	$30,544	$17,716
4.872% due 01/25/2036 •	234	231
4.887% due 01/25/2036 •	42,504	35,165
4.892% due 01/25/2036 •	28,594	27,061
4.902% due 11/25/2035 •	8,478	8,343
4.992% due 04/25/2033 •	91	99
4.992% due 04/25/2035 •	254	252
4.992% due 07/25/2035 •	12,004	11,510
4.992% due 10/25/2035 •	14,734	14,481
5.007% due 09/25/2035 •	18,793	17,023
5.022% due 07/25/2035 •	2,283	2,225
5.037% due 08/25/2035 •	10,784	10,603
5.052% due 02/25/2035 •	3,986	3,945
5.052% due 03/25/2035 •	6,335	6,124
5.097% due 05/25/2034 •	236	230
5.172% due 04/25/2035 •	17,440	16,550
5.202% due 09/25/2034 •	229	198
5.202% due 06/25/2035 •	1,280	1,241
5.222% due 07/25/2033 •	548	537
5.222% due 08/25/2033 •	2,633	2,560
5.247% due 01/25/2035 •	5,004	4,707
5.247% due 05/25/2035 •	25,492	23,786
5.352% due 05/25/2035 •	1,141	742
5.397% due 07/25/2033 •	321	319
5.547% due 11/25/2034 •	5,203	5,497
5.547% due 12/25/2034 •	512	500
5.772% due 11/25/2034 •	1,489	1,671
5.997% due 10/25/2034 •	2,171	2,198
5.997% due 11/25/2034 •	1,948	2,112
6.597% due 11/25/2034 •	96	107
6.897% due 08/25/2033 •	2	2
7.047% due 10/25/2033 •	99	115
7.272% due 06/25/2033 •	2,235	2,290
7.272% due 11/25/2034 •	2,222	2,285
7.422% due 08/25/2033 •	1,046	981

Structured Asset Securities Corp.
4.364% due 02/25/2035 •	5,546	5,939
4.977% due 02/25/2035 •	3,100	3,151
5.022% due 02/25/2035 •	2,425	2,292

Structured Asset Securities Corp. Mortgage Loan Trust
4.412% due 08/25/2046 •	13,711	13,233
4.422% due 09/25/2036 •	3,782	3,670
4.432% due 03/25/2036 •	9,318	9,113
4.492% due 10/25/2037 •	32,877	20,714
4.502% due 05/25/2047 •	1,275	1,254
4.532% due 05/25/2036 •	6,220	6,138
4.572% due 03/25/2037 •	15,615	10,458
4.582% due 08/25/2046 •	3,086	2,849
4.592% due 04/25/2036 •	2,896	2,888
4.592% due 01/25/2037 •	12,449	11,874
4.632% due 03/25/2037 •	3,448	1,274
4.692% due 02/25/2037 •	2,632	2,599
4.707% due 07/25/2036 •	45,481	45,264
4.707% due 09/25/2036 •	46,323	45,346
4.732% due 01/25/2037 •	34,567	19,903
4.752% due 01/25/2037 •	4,620	4,369
4.772% due 03/25/2037 •	14,991	5,545
4.772% due 11/25/2037 •	5,750	5,329
4.797% due 07/25/2036 •	2,404	2,375
4.812% due 04/25/2036 •	3,937	3,905
4.842% due 10/25/2036 •	3,051	3,040
4.872% due 01/25/2037 •	11,915	9,921
4.872% due 03/25/2037 •	5,162	1,910
4.892% due 05/25/2036 •	16,773	16,543
4.892% due 02/25/2037 •	1,668	1,650
4.947% due 04/25/2035 •	4,515	4,431
4.947% due 06/25/2035 •	2,413	2,355
4.977% due 02/25/2036 •	7,983	7,979
5.067% due 02/25/2036 •	4,889	4,830
5.172% due 05/25/2035 •	447	447
5.217% due 05/25/2035 •	115	115
5.247% due 05/25/2035 •	7,853	7,739
5.262% due 05/25/2035 •	444	435
5.277% due 11/25/2035 •	695	694
5.322% due 05/25/2035 •	4,070	3,718
5.372% due 10/25/2037 •	85,524	36,910
5.442% due 02/25/2035 •	234	216
5.922% due 05/25/2035 •	35	35
6.272% due 08/25/2037 •	189	189
6.372% due 11/25/2035 •	3,000	2,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.897% due 11/25/2035 •	$3,197	$3,160
7.647% due 08/25/2037 •	22,510	21,080

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.097% due 01/25/2035 •	794	836

Structured Asset Securities Corp. Trust
4.812% due 05/25/2031 •	2,587	1,814
4.962% due 09/25/2035 •	6,293	6,052
7.326% due 05/25/2031 ~	4,573	3,284

Terwin Mortgage Trust
4.612% due 07/25/2037 •	1,386	1,362
4.812% due 07/25/2037 •	4,960	4,503
4.812% due 08/25/2037 •	17,280	7,495
4.892% due 04/25/2037 •	12,682	12,380
5.237% due 09/25/2036 •	9,371	3,746
5.247% due 07/25/2035 •	6,125	4,645
5.397% due 04/25/2036 •	292	292
5.472% due 04/25/2036 •	1,857	1,862
6.522% due 10/25/2038 •	648	649

Towd Point Mortgage Trust
5.278% due 08/25/2065 þ	68,485	68,924
5.348% due 07/25/2065 þ	28,300	28,503
5.848% due 01/25/2064 ~	28,156	28,375
6.125% due 02/25/2064 ~	17,355	17,548
6.290% due 05/25/2064 ~	53,802	54,523

Wachovia Mortgage Loan Trust LLC
4.962% due 10/25/2035 •	3,475	3,211

WaMu Asset-Backed Certificates WaMu Trust
4.442% due 07/25/2047 •	10,739	6,210
4.492% due 04/25/2037 •	40	15
4.497% due 05/25/2037 •	25,738	24,318
4.512% due 05/25/2037 •	16,804	14,966
4.522% due 05/25/2037 •	13,061	11,638
4.572% due 01/25/2037 •	27,558	24,036

Washington Mutual Asset-Backed Certificates WMABS Trust
3.845% due 10/25/2036 •	115	40
4.572% due 05/25/2036 •	8,532	6,704
4.752% due 08/25/2036 •	8,138	5,260

Washington Mutural Asset-Backed Certificates WMABS Trust
3.845% due 10/25/2036 •	11,599	4,080

Wells Fargo Home Equity Asset-Backed Securities Trust
4.707% due 07/25/2036 •	1,797	1,794
4.732% due 04/25/2037 •	5,327	5,266
4.752% due 07/25/2036 •	6,795	6,734
4.782% due 05/25/2036 •	3,366	3,362
4.827% due 05/25/2036 •	3,440	3,325
4.872% due 04/25/2037 •	5,000	3,667
5.997% due 11/25/2035 •	201	201
6.822% due 11/25/2035 •	12,883	12,583

		9,074,380

HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
4.492% due 01/25/2037 •	8,909	5,018
4.592% due 01/25/2037 •	50,007	28,173
4.712% due 01/25/2037 •	29,878	16,835

BNC Mortgage Loan Trust
3.681% due 10/25/2036 •	29,013	18,869

C-BASS Trust
3.110% due 01/25/2037 þ	26,065	7,273

Countrywide Asset-Backed Certificates Trust
5.989% due 10/25/2046 ~	4	5

Credit-Based Asset Servicing & Securitization LLC
3.146% due 12/25/2035 þ	6,476	6,381

JP Morgan Mortgage Acquisition Trust
3.908% due 07/25/2036 •	1,724	1,713
3.927% due 11/25/2036 •	3,608	3,310
4.097% due 03/25/2047 •	94	64
4.166% due 10/25/2030 þ	3,003	1,495
4.166% due 01/25/2037 þ	515	256

Morgan Stanley Mortgage Loan Trust
4.452% due 02/25/2037 •	2,766	536
4.572% due 02/25/2037 •	3,292	638
4.732% due 02/25/2037 •	2,725	528

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.752% due 04/25/2037 •	$50,537	$13,363
4.992% due 04/25/2037 •	7,227	1,899

New Century Home Equity Loan Trust
4.856% due 11/25/2033 ~	4	4

Saxon Asset Securities Trust
4.752% due 10/25/2046 •	2,734	2,421

Structured Asset Investment Loan Trust
4.792% due 05/25/2036 •	13,877	5,456
4.872% due 03/25/2036 •	10,000	5,111

Structured Asset Securities Corp. Mortgage Loan Trust
4.752% due 01/25/2037 •	14,771	9,267
4.872% due 12/25/2035 •	10,454	9,582
4.892% due 12/25/2036 •	38,715	23,333
6.372% due 08/25/2037 •	7,000	6,965

Structured Asset Securities Corp. Pass-Through Certificates
3.450% due 02/25/2032	43	9

Wells Fargo Home Equity Asset-Backed Securities Trust
4.692% due 03/25/2037 •	315	316

		168,820

MANUFACTURING HOUSE ABS OTHER 0.0%

ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	3,649	3,676

BankAmerica Manufactured Housing Contract Trust
7.179% due 12/10/2025 ~	5,000	429

BCMSC Trust
6.530% due 10/15/2028 ~	34	34
7.935% due 12/15/2030 ~	1,705	1,746

Conseco Finance Corp.
7.220% due 03/15/2028 ~	279	281

Conseco Finance Securitizations Corp.
8.060% due 09/01/2029 ~	7,260	948

GreenPoint Manufactured Housing
7.723% due 06/08/2031 •	3,533	3,502

		10,616

MANUFACTURING HOUSE SEQUENTIAL 0.0%

BCMSC Trust
7.575% due 06/15/2030 ~	16,139	1,055

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	5,212	5,370

Conseco Finance Corp.
6.440% due 12/01/2030	699	702
7.860% due 03/01/2030 ~	11,106	3,084

Conseco Finance Securitizations Corp.
7.360% due 06/01/2030 ~	49,423	12,897
7.490% due 07/01/2031 þ	6,711	6,827
7.770% due 09/01/2031 þ	3,218	3,277
7.960% due 05/01/2031	21,173	4,052
7.970% due 05/01/2032	7,164	926
8.200% due 05/01/2031	29,477	5,809
8.260% due 12/01/2030 ~	74,286	12,492
8.310% due 05/01/2032 ~	40,754	5,491
8.850% due 12/01/2030 ~	1,831	220

Mid-State Trust XI
4.864% due 07/15/2038	114	114

Newcastle Investment Trust
0.000% due 05/01/2033 ~	29,800	29,519

Oakwood Mortgage Investors, Inc.
7.945% due 03/15/2049 ~	2,929	352

		92,187

WHOLE LOAN COLLATERAL 0.6%

Bear Stearns Asset-Backed Securities I Trust
4.572% due 02/25/2037 •	21,588	16,892
4.732% due 04/25/2036 •	4,093	4,214
4.772% due 05/25/2036 •	23,316	5,152
4.797% due 04/25/2035 •	408	387
4.837% due 12/25/2034 •	592	521
5.250% due 06/25/2034 þ	1,220	1,190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/25/2034 þ	$130	$127
5.500% due 08/25/2035 ~	2,507	1,457
5.750% due 10/25/2034 þ	1,603	1,554
6.000% due 10/25/2035 þ	4,460	2,702
6.750% due 12/25/2036 þ	1,208	1,228

Bear Stearns Asset-Backed Securities Trust
5.072% due 09/25/2046 •	2,021	1,947
5.125% due 03/25/2034 þ	361	523
5.203% due 07/25/2036 •	549	486
5.299% due 10/25/2036 ~	28	14
5.372% due 10/25/2033 •	15	16
5.452% due 01/25/2034 •	2,069	1,621
5.500% due 01/25/2034 þ	3,351	2,797
5.500% due 08/25/2036	117	119
5.750% due 10/25/2033 þ	34	40
5.750% due 01/25/2034 þ	2,910	2,428
6.000% due 08/25/2036	1,903	1,913
6.500% due 08/25/2036	3,103	924
6.522% due 04/25/2036 •	4,637	4,840

Citigroup Mortgage Loan Trust, Inc.
4.672% due 11/25/2046 •	7,052	6,962
4.692% due 06/25/2037 •	6,302	5,844
4.722% due 10/25/2036 •	589	589
4.722% due 01/25/2037 •	2,500	2,450
4.752% due 11/25/2036 •	2,500	2,360
4.947% due 03/25/2037 •	18,353	18,415
4.972% due 11/25/2046 •	12,375	10,395
5.749% due 08/25/2035 þ	13	12
5.772% due 07/25/2037 •	8,380	8,270
5.830% due 11/25/2034 þ	1,977	1,988
6.485% due 05/25/2036 þ	10,900	3,917
6.582% due 03/25/2036 þ	1,724	814

Countrywide Asset-Backed Certificates
4.752% due 04/25/2036 •	5,919	5,393
4.772% due 03/25/2036 •	451	483
4.952% due 03/25/2036 •	24,253	21,294

First Franklin Mortgage Loan Trust
4.170% due 04/25/2035 •	2,505	2,457
4.377% due 09/25/2036 •	4,950	4,733
4.386% due 03/25/2036 •	16,351	15,713
4.387% due 07/25/2036 •	196	187
4.392% due 11/25/2036 •	12,703	12,196
4.422% due 12/25/2036 •	6,825	5,928
4.432% due 11/25/2036 •	46	48
4.552% due 12/25/2036 •	4,673	1,899
4.552% due 03/25/2037 •	19,341	10,117
4.572% due 05/25/2036 •	1,019	1,004
4.572% due 08/25/2036 •	19,366	18,876
4.582% due 09/25/2036 •	25,760	24,076
4.582% due 11/25/2036 •	3,900	3,377
4.592% due 12/25/2037 •	13,146	12,113
4.652% due 02/25/2036 •	9,861	9,435
4.692% due 12/25/2037 •	10,480	9,654
4.707% due 04/25/2036 •	9,023	8,598
4.712% due 01/25/2038 •	261	144
4.732% due 07/25/2036 •	13,893	13,720
4.842% due 02/25/2036 •	22,223	21,000
4.932% due 01/25/2036 •	78	78
4.977% due 11/25/2036 •	5,945	5,836
4.992% due 11/25/2035 •	15,737	14,860
5.052% due 09/25/2035 •	676	676
5.052% due 06/25/2036 •	7,647	7,535
5.082% due 10/25/2035 •	5,957	7,036
5.097% due 05/25/2034 •	1,859	1,816
5.172% due 07/25/2035 •	3,963	3,954
5.217% due 09/25/2035 •	10,125	9,404
5.222% due 07/25/2033 •	2,096	2,207
5.247% due 05/25/2035 •	12,584	12,337
5.277% due 09/25/2035 •	30,600	29,629
5.397% due 12/25/2034 •	334	371
5.457% due 12/25/2034 •	2,042	2,072
5.547% due 07/25/2034 •	930	926
5.697% due 10/25/2034 •	709	713
5.772% due 03/25/2034 •	211	208
5.982% due 05/25/2034 •	60	57
6.072% due 09/25/2034 •	581	636
6.147% due 07/25/2034 •	1,011	1,018
6.747% due 03/25/2034 •	1,398	1,334

GSAMP Trust
3.393% due 11/25/2034 •	1,152	1,116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDB Mortgage Loan Trust
4.592% due 07/25/2036 •	$25,833	$8,124

Lehman XS Trust
4.442% due 02/25/2037 •	20,413	17,495
4.452% due 02/25/2037 •	10,767	10,038
4.592% due 05/25/2036 •	12,330	10,811
4.732% due 02/25/2037 •	7,157	5,674
4.792% due 11/25/2035 •	1,349	1,131
4.832% due 05/25/2036 •	1,559	1,573
4.987% due 01/25/2036 þ	4,266	3,824
5.022% due 10/25/2035 •	340	398
5.032% due 11/25/2035 •	4,391	3,686
6.395% due 11/25/2035 •	3,208	2,083
6.640% due 04/25/2036 þ	6,198	6,135
7.000% due 02/25/2037 ~	2,210	2,282

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.292% due 07/25/2035 •	6,091	6,022
5.322% due 04/25/2035 •	1,139	1,137

PRET LLC
5.391% due 08/25/2055 þ	51,575	51,653
5.657% due 08/25/2055 þ	41,080	41,233
5.732% due 08/25/2055 þ	26,927	27,014
5.744% due 06/25/2055 þ	29,292	29,459
5.851% due 12/25/2054 þ	39,594	39,686
5.925% due 10/25/2054 þ	52,800	52,895
5.926% due 10/25/2054 þ	24,216	24,287
5.963% due 09/25/2054 þ	25,463	25,498
6.721% due 07/25/2051 þ	328	329

RAAC Trust
4.872% due 09/25/2045 •	939	928
5.772% due 09/25/2047 •	5,962	5,951

Residential Asset Mortgage Products Trust
4.622% due 08/25/2036 •	13,503	13,476
4.622% due 10/25/2036 •	1,643	1,610
4.662% due 02/25/2037 •	13,613	13,063
4.797% due 07/25/2036 •	6,769	6,620
4.818% due 12/25/2034 •	566	516
4.944% due 04/25/2034 •	4,089	3,717
5.003% due 10/25/2033 •	1,168	1,168
5.052% due 07/25/2035 •	11	11
5.082% due 07/25/2035 •	6,500	6,409
5.142% due 02/25/2034 •	202	202
5.282% due 12/25/2034 þ	215	199
5.292% due 03/25/2035 •	89	89
5.292% due 06/25/2035 •	1,649	1,647
5.352% due 08/25/2034 •	1,252	1,262
5.352% due 03/25/2035 •	7,313	7,310
5.367% due 05/25/2035 •	4,750	4,928
5.397% due 06/25/2035 •	2,100	2,059
5.427% due 02/25/2035 •	5,358	5,347
5.472% due 01/25/2035 •	3,736	3,602
5.492% due 01/25/2035 þ	433	363
5.547% due 02/25/2035 •	465	413
5.670% due 10/25/2034 þ	428	429
6.177% due 02/25/2034 •	370	339

Securitized Asset-Backed Receivables LLC Trust
4.432% due 08/25/2036 •	6,286	2,055
4.432% due 11/25/2036 •	136	38
4.552% due 08/25/2036 •	34,941	14,520
4.592% due 09/25/2036 •	16,913	12,018
4.592% due 10/25/2036 •	61,290	20,483
4.592% due 11/25/2036 •	7,082	1,962
4.612% due 08/25/2036 •	32,788	10,717
4.772% due 05/25/2036 •	6,231	3,372
4.852% due 12/25/2035 •	1,466	1,444
4.872% due 11/25/2035 •	24,159	20,763
4.872% due 12/25/2035 •	13,208	10,465
5.232% due 01/25/2036 •	440	425

Specialty Underwriting & Residential Finance Trust
4.004% due 06/25/2037 •	3,372	1,701
4.542% due 04/25/2037 •	2,155	1,588
4.552% due 09/25/2037 •	17,752	16,691
4.552% due 11/25/2037 •	5,151	4,155
4.572% due 06/25/2037 •	1,574	936
4.692% due 11/25/2037 •	8,828	4,897
4.752% due 03/25/2037 •	26,984	12,710
4.752% due 09/25/2037 •	14,583	5,063
5.442% due 12/25/2035 •	3,904	3,899

36	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VCAT LLC
5.877% due 01/25/2055 þ	$24,047	$24,116
5.889% due 02/25/2055 þ	49,860	49,950
5.977% due 01/25/2055 þ	40,280	40,379

		1,139,844

OTHER ABS 11.5%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •	38,400	38,445

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •	76,900	76,954

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •	26,050	26,089

522 Funding CLO Ltd.
5.519% due 10/23/2034 •	25,550	25,596

Academic Loan Funding Trust
5.271% due 12/26/2044 •	1,186	1,168

ACHV ABS Trust
4.760% due 04/26/2032	5,127	5,147
5.010% due 12/26/2031	2,504	2,529
5.040% due 04/26/2032	3,535	3,551
5.070% due 10/27/2031	6,066	6,105
5.900% due 04/25/2031	721	728

Affirm Asset Securitization Trust
5.220% due 12/17/2029	9,661	9,670

Affirm Master Trust
4.450% due 10/16/2034	45,110	45,090
4.670% due 07/15/2033	82,500	83,024
4.990% due 02/15/2033	97,700	98,536

AGL CLO 14 Ltd.
5.455% due 12/02/2034 •	32,100	32,130

ALESCO Preferred Funding III Ltd.
5.268% due 05/01/2034 •	2,162	2,124

ALESCO Preferred Funding IV Ltd.
5.272% due 07/30/2034 •	4,977	4,653

ALESCO Preferred Funding IX Ltd.
4.634% due 06/23/2036 •	9,199	9,015
4.724% due 06/23/2036 •	27,500	22,962

ALESCO Preferred Funding V Ltd.
0.000% due 12/23/2034 ~	3,250	2,707
4.924% due 12/23/2034 •	2,203	2,092

ALESCO Preferred Funding VI Ltd.
4.874% due 03/23/2035 •	5,000	4,512

ALESCO Preferred Funding VIII Ltd.
4.744% due 12/23/2035 •	20,821	18,986

ALESCO Preferred Funding X Ltd.
4.614% due 09/23/2036 •	6,103	5,874
4.774% due 09/23/2036 •	12,000	10,320

ALESCO Preferred Funding XI Ltd.
4.724% due 12/23/2036 •	6,519	6,063

ALESCO Preferred Funding XII Ltd.
4.838% due 07/15/2037 •	5,221	5,012
4.918% due 07/15/2037 •	27,000	24,570

ALESCO Preferred Funding XIV Ltd.
4.594% due 09/23/2037 •	9,937	9,192
4.674% due 09/23/2037 •	2,255	1,849

ALESCO Preferred Funding XVII Ltd.
5.024% due 09/23/2038 •	40,345	38,731
5.224% due 09/23/2038 •	10,000	9,050

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •	35,200	35,269

Anchorage Capital CLO 20 Ltd.
5.425% due 01/20/2035 •	19,700	19,725

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •	75,350	75,422

Anchorage Capital CLO 28 Ltd.
6.025% due 04/20/2037 •	136,100	136,626

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037	55,263	54,699

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038	21,900	21,529
4.169% due 04/25/2038	2,000	1,941

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Credit Funding 11 Ltd.
3.400% due 04/25/2038		$104,674	$102,033

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		5,600	5,444

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		2,000	1,923

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		2,000	1,914

Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040		118,100	118,488
5.702% due 10/22/2040		23,500	23,624

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038		60,500	59,628

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		9,700	9,393

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		1,000	962

Anchorage Credit Funding 7 Ltd.
4.620% due 04/25/2037		4,708	4,698

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		15,670	15,605

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		24,213	23,982

Andretti Placeholder
3.076% due 01/07/2053 «	EUR	507,172	595,446

Apex Credit CLO Ltd.
6.125% due 04/20/2036 •		$76,200	76,598

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •		86,100	86,228

Apidos CLO XXIV Ltd.
5.537% due 10/20/2030 •		1,023	1,024

Aqua Finance Issuer Trust
4.790% due 05/17/2051		37,720	37,969

Arbour CLO DAC
3.366% due 05/15/2038 •	EUR	20,750	24,488

Arbour CLO VI DAC
3.186% due 11/15/2037 •		54,500	64,130

Arbour CLO VII DAC
3.194% due 12/15/2038 •		93,400	109,818
4.064% due 12/15/2038 •		3,200	3,764

Arcano Euro CLO II DAC
0.000% due 07/25/2039 •		91,300	107,530

ARES European CLO XIV DAC
3.054% due 10/21/2034 •		34,483	40,528

ARES LIX CLO Ltd.
5.610% due 04/25/2034 •		$12,800	12,819

ARES LXV CLO Ltd.
5.278% due 07/25/2034 •		57,900	58,103

Ares LXV CLO Ltd.
5.658% due 07/25/2034 •		11,200	11,278

ARES XLIV CLO Ltd.
5.424% due 04/15/2034 •		124,950	125,110

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •		84,300	84,440

Ascent Education Funding Trust
6.140% due 10/25/2050		10,811	11,092

Atlantic Avenue Ltd.
0.000% due 10/15/2038 •(c)		90,700	90,700
5.585% due 01/20/2035 •		83,300	83,404

Atlas Senior Loan Fund XII Ltd.
5.760% due 10/24/2031 •		7,085	7,091

Atlas Senior Loan Fund XV Ltd.
5.539% due 10/23/2032 •		64,913	64,994

Atlas Senior Loan Fund XVII Ltd.
5.385% due 10/20/2034 •		1,000	1,001

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •		77,600	77,891

Avoca Static CLO I DAC
2.996% due 01/15/2035 •	EUR	34,920	40,959
3.726% due 01/15/2035 •		13,500	15,871

Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •		$63,700	63,926

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.469% due 10/23/2034 •		$22,500	$22,527
5.482% due 04/22/2035 •		23,700	23,747
5.482% due 07/17/2035 •		64,800	65,039
5.525% due 10/20/2034 •		66,800	66,912
5.548% due 07/16/2034 •		39,400	39,452
5.565% due 07/19/2034 •		78,400	78,510
5.798% due 07/16/2034 •		6,300	6,301
5.975% due 10/20/2034 •		12,400	12,396

Benefit Street Partners CLO XXII Ltd.
5.475% due 04/20/2035 •		34,100	34,220

Benefit Street Partners CLO XXV Ltd.
5.318% due 01/15/2035 •		7,000	7,024

BHG Securitization Trust
4.820% due 04/17/2036		16,949	17,128
4.840% due 09/17/2036		45,800	46,197
5.260% due 04/17/2036		25,757	26,061

BlueMountain CLO Ltd.
5.411% due 11/15/2030 •		6,155	6,160
5.508% due 10/25/2030 •		51,529	51,621

BlueMountain CLO XXXI Ltd.
5.737% due 04/19/2034 •		7,000	7,009

Bryant Park Funding Ltd.
5.938% due 04/15/2037 •		43,000	43,211

Buckingham CDO II Ltd.
7.680% due 04/05/2041 •		643,393	39,744

Buckingham CDO III Ltd.
7.750% due 09/05/2051 •		990,065	1,832

Camber 4 PLC
5.785% due 11/09/2053 •		198,149	20

Canyon CLO Ltd.
5.398% due 07/15/2034 •		4,400	4,404
5.418% due 10/15/2034 •		7,000	7,000

Capital Four CLO X DAC
3.279% due 10/25/2038 •	EUR	63,300	74,437

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •		$37,500	37,669

Capital Street Master Trust
0.000% due 08/16/2029 •		51,000	51,052
5.724% due 10/16/2028 •		129,300	129,739
5.974% due 10/16/2028 •		10,100	10,120

Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •		108,200	108,260
5.523% due 05/15/2031 •		1,163	1,164
5.545% due 07/20/2032 •		2,599	2,602
5.567% due 07/20/2031 •		3,677	3,683

CarVal CLO I Ltd.
5.548% due 07/16/2031 •		43,677	43,723

CarVal CLO III Ltd.
5.315% due 07/20/2032 •		68,932	68,998

Cathedral Lake VIII Ltd.
5.807% due 01/20/2035 •		11,500	11,543

CCG Receivables Trust
5.820% due 09/16/2030		962	967

Cedar Funding VI CLO Ltd.
5.637% due 04/20/2034 •		15,000	15,025

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		8,700	8,403

CIFC Funding Ltd.
5.531% due 10/18/2030 •		7,091	7,093
5.642% due 04/17/2035 •		13,000	13,018
5.719% due 07/15/2036 •		18,100	18,128

College Avenue Student Loans LLC
5.330% due 05/25/2055		34,046	34,476
5.820% due 05/25/2055		16,996	17,337
6.006% due 06/25/2054 •		53,623	53,915
6.060% due 05/25/2055		14,888	15,091
6.256% due 05/25/2055 •		35,689	36,161
6.500% due 06/25/2054		53,775	56,216
6.890% due 05/25/2055		3,843	3,935
7.330% due 06/25/2054		19,496	20,391
7.580% due 06/25/2054		15,346	16,024
8.210% due 06/25/2054		3,699	3,898
8.490% due 05/25/2055		5,266	5,437
10.120% due 06/25/2054		6,974	7,323

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	20,400	14,466

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonbond Student Loan Trust
1.980% due 08/25/2050		$612	$551

Consumer Loan Finance
0.000% due 11/25/2054 «(h)		25,510	12,572
5.150% due 11/25/2054		48,525	48,870
5.350% due 11/25/2054		98,647	100,925
5.450% due 11/25/2054		24,254	24,703
5.750% due 11/25/2054		12,127	12,334
6.600% due 11/25/2054		15,925	16,169
8.750% due 11/25/2054		9,098	9,280

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(h)		199,055	91,470
0.000% due 11/25/2054 «(h)		18,246	9,102
5.150% due 11/25/2054		18,850	18,891
5.350% due 11/25/2054		60,690	62,124
5.450% due 11/25/2054		16,779	17,061
5.750% due 11/25/2054		8,391	8,528
6.250% due 11/25/2053		124,793	125,341
6.400% due 11/25/2053		610,576	634,203
6.600% due 11/25/2054		10,556	10,721
6.950% due 11/25/2053		131,547	136,390
7.400% due 11/25/2053		131,547	136,789
8.750% due 11/25/2054		6,314	6,432
9.100% due 11/25/2053		76,716	79,937
9.350% due 11/25/2053		71,250	72,398

Contego CLO III BV
3.297% due 04/15/2038 •	EUR	85,000	100,130

CQS U.S. CLO Ltd.
5.525% due 01/20/2035 •		$48,400	48,587

Crossroads Asset Trust
4.910% due 02/20/2032		3,500	3,524

Cumulus Static CLO DAC
3.236% due 11/15/2033 •	EUR	51,077	59,996

CVC Cordatus Opportunity Loan Fund-R DAC
2.876% due 08/15/2033 •		96,429	113,248

Davis Square Funding V Ltd.
5.220% due 10/08/2040 •		$583,584	200,510
5.360% due 10/08/2040 •		44,806	10,749
5.540% due 10/08/2040 •		52,400	12,555

Dell Equipment Finance Trust
4.690% due 08/22/2030		55,726	55,849

Dewolf Park CLO Ltd.
5.499% due 10/15/2030 •		3,979	3,981

Diameter Capital CLO 4 Ltd.
6.148% due 01/15/2037 •		92,200	92,504

Diameter Capital CLO 6 Ltd.
5.928% due 04/15/2037 •		137,400	138,071

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		3,500	3,358

DLLMT LLC
5.080% due 02/22/2027		25,398	25,475

Dryden 43 Senior Loan Fund
5.395% due 04/20/2034 •		2,000	2,002

Dryden 54 Senior Loan Fund
5.475% due 10/19/2029 •		34,521	34,538

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •		100,200	100,294

Dryden Euro CLO
3.342% due 10/18/2039 •	EUR	76,700	90,341
5.000% due 10/18/2039		12,000	14,256

Duke Funding High Grade III Ltd.
5.100% due 08/02/2049 •		$776,047	6,083
5.190% due 08/02/2049 •		285,269	2,318
5.304% due 08/02/2049 •		102,000	10

Education Funding Trust
3.557% due 02/01/2050		45,705	39,915
4.714% due 02/01/2050		32,899	32,602

Elevation CLO Ltd.
5.448% due 07/25/2034 •		72,500	72,622
5.618% due 01/25/2035 •		77,200	77,472
5.918% due 01/25/2035 •		8,500	8,553
6.168% due 01/25/2035 •		13,400	13,426

Elmwood CLO 15 Ltd.
5.408% due 04/22/2035 •		30,600	30,716

Flatiron CLO 19 Ltd.
5.365% due 11/16/2034 •		34,079	34,130

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortress Credit BSL VII Ltd.
5.409% due 07/23/2032 •		$20,171	$20,185

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(c)		42,000	42,000

Foundation Finance Trust
4.670% due 04/15/2052		15,969	16,052

Generate CLO 3 Ltd.
6.155% due 10/20/2036 •		127,900	128,881

Goal Structured Solutions Trust
5.121% due 09/25/2041 •		5,070	5,025

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		89,700	90,007

GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049		48,699	49,291

Goodleap Sustainable Home Solutions Trust
6.500% due 07/20/2055		7,869	7,689

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027		11,630	11,695

GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		25,066	25,240
4.930% due 06/25/2060		23,747	23,843
5.020% due 06/25/2060		13,800	14,005
5.120% due 03/25/2060		26,946	27,044
5.150% due 10/27/2059		11,660	11,819
5.220% due 03/25/2060		15,720	15,941
5.250% due 10/27/2059		2,082	2,088
5.320% due 03/25/2060		22,100	22,619
5.390% due 03/25/2060		13,900	14,105
5.690% due 03/25/2060		7,300	7,408

GreenSky Home Improvement Trust
5.550% due 06/25/2059		8,400	8,620
5.880% due 06/25/2059		6,491	6,526

Greywolf CLO III Ltd.
5.562% due 04/22/2033 •		73,629	73,825
6.182% due 04/22/2033 •		32,300	32,341

Grosvenor Place CLO DAC
3.266% due 01/15/2039 •	EUR	78,600	92,516

Guggenheim CLO Ltd.
5.468% due 01/15/2035 •		$54,500	54,533

Hayfin Emerald CLO V DAC
3.244% due 11/17/2037 •	EUR	88,800	104,383

Hayfin Emerald CLO X DAC
0.000% due 10/18/2039 •(c)		55,000	64,677
3.371% due 07/18/2038 •		69,000	81,009

Hayfin Emerald CLO XIV DAC
3.205% due 01/22/2039 •		85,000	100,055

Henley CLO VII DAC
2.929% due 04/25/2034 •		35,700	41,955

Hildene TruPS Securitization Ltd.
6.225% due 05/22/2039 •		$2,179	2,179

Home Partners of America Trust
1.698% due 09/17/2041		6,889	6,235
1.901% due 12/17/2026		17,510	17,011

Hout Bay Corp.
4.716% due 07/05/2041 •		463,545	75,469
4.916% due 07/05/2041 •		34,165	38
5.046% due 07/05/2041 ^•(e)		4,046	0

ICG U.S. CLO Ltd.
5.308% due 01/16/2033 •		35,937	35,937
5.475% due 10/20/2034 •		75,900	75,989
5.550% due 04/17/2034 •		12,100	12,117

IFC Emerging Markets Securitization Ltd.
5.454% due 12/31/2035 •		123,200	123,188

Indigo Credit Management II DAC
3.479% due 07/15/2038 •	EUR	93,500	110,065

Invesco CLO Ltd.
5.441% due 07/20/2035 •		$47,800	47,994

Invesco Euro CLO III DAC
3.126% due 10/30/2038 •	EUR	70,200	82,499

Invesco Euro CLO V DAC
3.299% due 01/15/2034 •		80,900	94,979

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •		$83,300	83,292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		$79,100	$79,190

Jupiter High-Grade CDO III Ltd.
9.565% due 06/08/2042 «•		34,500	0

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		6,780	6,736

KGS-Alpha SBA COOF Trust
1.058% due 04/25/2038 «~(a)		5,234	105

KKR CLO 17 Ltd.
5.659% due 04/15/2034 •		6,000	6,010

KKR CLO 21 Ltd.
5.579% due 04/15/2031 •		1,730	1,731

KKR CLO 28 Ltd.
5.758% due 02/09/2035 •		92,500	92,851

KKR CLO 36 Ltd.
5.321% due 10/15/2034 •		113,700	113,702

KKR CLO 41 Ltd.
5.648% due 04/15/2035 •		5,750	5,772

KKR CLO 42 Ltd.
5.349% due 07/20/2034 •		95,400	95,401

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		764	745

LCM 31 Ltd.
5.605% due 07/20/2034 •		42,800	42,856

LCM 35 Ltd.
5.398% due 10/15/2034 •		53,700	53,763

LCM 36 Ltd.
5.388% due 01/15/2034 •		1,000	1,003

LCM Loan Income Fund I Ltd.
5.617% due 04/20/2031 •		4,241	4,245

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		1,966	1,950

Lendmark Funding Trust
4.470% due 02/21/2034		18,900	18,934
5.530% due 06/21/2032		20,100	20,412

Lyra Music Assets Delaware LP
5.760% due 12/22/2064		103,452	105,050

M&T Equipment Notes
4.990% due 08/18/2031		32,030	32,147

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •		76,700	76,826

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		120,200	120,326

Madison Park Funding XXIII Ltd.
5.545% due 07/27/2031 •		1,866	1,867

Madison Park Funding XXIV Ltd.
5.445% due 10/20/2029 •		2,152	2,153

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •		10,200	10,219

Madison Park Funding XXXV Ltd.
5.577% due 04/20/2032 •		925	927

Madison Park Funding XXXVI Ltd.
5.378% due 04/15/2035 •		2,000	2,008

Magnetite XXV Ltd.
5.780% due 01/25/2032 •		7,546	7,562

Man Euro CLO DAC
3.776% due 10/15/2036 •	EUR	86,900	102,178

Marathon CLO XIII Ltd.
5.518% due 04/15/2032 •		$1,620	1,623

Marble Point CLO XIV Ltd.
5.525% due 01/20/2032 •		6,435	6,425

Marble Point CLO XXII Ltd.
5.538% due 07/25/2034 •		87,800	87,917

Marlette Funding Trust
0.000% due 04/16/2029 «(h)		7	0
7.130% due 12/15/2033		12,134	12,278

Marzio Finance SRL
2.726% due 09/28/2049 •	EUR	5,419	6,395

Mercury CDO Ltd.
5.335% due 12/08/2040 •		$6,000	161

MidOcean Credit CLO VI
5.555% due 04/20/2033 •		11,655	11,666

38	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MMcapS Funding XVII Ltd.
4.883% due 12/01/2035 •		$8,470	$8,173

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		78,100	78,213

Mountain View CLO XVI Ltd.
5.778% due 04/15/2034 •		45,900	45,977

Nassau Ltd.
5.729% due 07/15/2031 •		2,076	2,077

National Collegiate V Commutation Trust
0.000% due 03/25/2038 •		61,425	9,110

Navesink CLO 2 Ltd.
5.588% due 04/15/2036 •		13,400	13,412

Navient Education Loan Trust
5.020% due 07/15/2055		31,709	32,057

Navient Private Education Loan Trust
2.460% due 11/15/2068		7,573	7,327
5.715% due 07/16/2040 •		8,791	8,831

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		15,466	14,345
1.690% due 05/15/2069		183	174
3.238% due 11/15/2045 ~		104,695	98,599
5.315% due 12/15/2059 •		3,643	3,632

Navient Refinance Loan Trust
5.150% due 02/16/2055		18,554	18,798

Navient Student Loan Trust
6.072% due 03/15/2072 •		54,437	54,938
7.230% due 03/15/2072		52,400	57,045

Nelnet Student Loan Trust
0.000% due 05/17/2055 •		185,900	187,277
0.000% due 06/22/2065 •		280,900	281,301
4.670% due 06/22/2065		369,700	368,787
4.712% due 09/27/2066 •		114	114
4.840% due 05/17/2055		203,400	205,130
6.589% due 02/20/2041 •		34,801	35,569
6.640% due 02/20/2041		33,747	34,996

Neuberger Berman Loan Advisers CLO 43 Ltd.
5.330% due 07/17/2036 •		62,500	62,569

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •		73,800	73,887

Neuberger Berman Loan Advisers CLO 47 Ltd.
5.620% due 04/14/2035 •		18,800	18,800

Newark BSL CLO 2 Ltd.
5.550% due 07/25/2030 •		2,973	2,978

Northwoods Capital 25 Ltd.
4.862% due 07/20/2034 •		79,700	79,700

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •		27,151	27,176

Northwoods Capital XIV-B Ltd.
5.478% due 11/13/2031 •		1,552	1,555

Ocean Trails CLO 8
5.608% due 07/15/2034 •		84,500	84,629

Ocean Trails CLO X
6.018% due 10/15/2034 •		7,750	7,765

Ocean Trails CLO XI
5.355% due 07/20/2034 •		43,800	43,835

OCP Euro CLO DAC
3.264% due 07/20/2036 •	EUR	83,600	98,458
3.300% due 10/20/2039 •		22,600	26,615

Octagon Investment Partners 39 Ltd.
5.475% due 10/20/2030 •		$29,183	29,205

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •		108,600	108,790

OFSI BSL X Ltd.
5.595% due 04/20/2034 •		62,000	62,066

OneMain Financial Issuance Trust
1.750% due 09/14/2035		17,057	16,769
5.872% due 09/15/2036 •		18,764	18,969
5.940% due 05/15/2034		1,126	1,133

Oportun Funding Trust
4.960% due 08/16/2032		13,898	13,918

Oportun Issuance Trust
5.010% due 02/08/2033		19,800	19,831
5.300% due 02/08/2033		4,600	4,606
5.860% due 02/09/2032		4,661	4,666
5.890% due 02/08/2033		500	501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OZLM XVII Ltd.
5.475% due 07/20/2030 •		$1,360	$1,361

Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		8,513	4,659
4.865% due 10/15/2032		58,439	58,638
4.961% due 10/15/2032		10,599	10,627
5.065% due 03/15/2032		9,370	9,399
5.092% due 07/15/2032		14,036	14,110
5.108% due 03/15/2033		11,400	11,486
5.156% due 07/15/2032		8,411	8,490
5.162% due 04/15/2032		2,638	2,640
5.183% due 06/15/2032		14,978	15,065
5.331% due 01/15/2032		8,109	8,145
5.617% due 04/15/2032 «		9,486	9,504
5.637% due 07/15/2032		6,369	6,416
5.750% due 06/15/2032		14,422	14,530
5.823% due 04/15/2032 «		5,435	5,450
5.871% due 07/15/2032		7,072	7,119
5.992% due 06/15/2032		4,940	4,978
6.261% due 04/15/2032 «		5,726	5,747
6.278% due 10/15/2031		5,589	5,638
10.273% due 04/15/2032 «		7,048	6,894

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		5,387	5,426

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		5,425	5,472

Pagaya AI Debt Trust
5.373% due 01/17/2033		18,600	18,754
6.258% due 10/15/2031		12,819	12,896
6.319% due 08/15/2031		5,797	5,835
6.660% due 07/15/2031		1,501	1,511
9.099% due 04/15/2031		1,520	1,526

Palmer Square CLO Ltd.
5.265% due 05/21/2034 •		21,660	21,683

Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(c)	EUR	79,500	93,337
3.006% due 01/15/2033 •		14,266	16,749
3.006% due 05/15/2033 •		51,570	60,505
3.006% due 08/15/2033 •		57,783	67,767
3.026% due 05/15/2034 •		102,044	119,649
3.036% due 05/15/2034 •		58,460	68,541
3.170% due 10/15/2034 •		134,400	157,718
3.686% due 05/15/2033 •		1,000	1,176
3.870% due 10/15/2034 •		22,500	26,465

Parallel Ltd.
5.428% due 07/15/2034 •		$74,400	74,460

Park Avenue Institutional Advisers CLO Ltd.
5.342% due 01/20/2034 •		49,500	49,527

Performer Funding 1 PLC
0.000% due 06/21/2035 (h)	GBP	164,391	118,561
5.973% due 06/21/2035 •		185,225	249,167
6.973% due 06/21/2035 •		129,635	174,924
7.973% due 06/21/2035 •		86,490	118,269
9.473% due 06/21/2035 •		37,025	50,585
11.473% due 06/21/2035 •		55,585	75,935

Pikes Peak CLO 2
5.549% due 10/11/2034 •		$45,000	45,053

Pikes Peak CLO 4
5.528% due 07/15/2034 •		46,500	46,573

Progress Residential Trust
2.013% due 11/17/2040		6,012	5,631
2.709% due 02/17/2041		10,575	10,039

Project Panama SPV LLC
7.819% due 01/03/2029 «~		174,657	175,570

Providus CLO II DAC
3.186% due 10/15/2038 •	EUR	69,000	81,244

Rad CLO 10 Ltd.
5.751% due 04/23/2034 •		$14,510	14,537

RCKT Trust
4.900% due 07/25/2034		9,009	9,031

Reach ABS Trust
4.930% due 08/18/2032		59,389	59,641
4.960% due 08/16/2032		15,197	15,242
5.880% due 07/15/2031		3,869	3,889
6.300% due 02/18/2031		668	669

Regatta XIX Funding Ltd.
5.645% due 04/20/2035 •		24,100	24,117

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regatta XVI Funding Ltd.
5.518% due 01/15/2033 •		$74,427	$74,609

Regional Management Issuance Trust
5.110% due 12/15/2033		20,700	20,887
5.830% due 07/15/2036		10,500	10,743

Rockford Tower CLO Ltd.
5.293% due 07/20/2034 •		33,500	33,502
5.475% due 07/20/2035 •		70,700	70,970

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(c)		69,000	69,000

Romark CLO Ltd.
5.611% due 10/23/2030 •		710	710

Romark CLO V Ltd.
5.476% due 01/15/2035 •		85,400	85,731

Romark Credit Funding I Ltd.
3.572% due 04/28/2038		52,900	51,720

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		1,000	946

Romark Credit Funding III Ltd.
5.539% due 09/15/2042		27,400	27,497

Romark Credit Funding Ltd.
5.423% due 07/29/2043		93,100	93,351

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		72,100	72,262

Sculptor CLO XXVII Ltd.
5.385% due 07/20/2034 •		67,800	67,830

Sculptor European CLO IV DAC
3.148% due 04/27/2038 •	EUR	102,300	120,430

Shackleton CLO Ltd.
5.525% due 07/20/2034 •		$66,800	66,904

Sierra Madre Funding Ltd.
4.738% due 09/07/2039 •		19,265	10,821

Silver Rock CLO II Ltd.
5.365% due 01/20/2035 •		59,400	59,631

SLM Private Credit Student Loan Trust
4.569% due 12/15/2039 •		237	232

SLM Student Loan Trust
2.339% due 10/25/2039 •	EUR	3,655	4,017
5.271% due 01/25/2075 •		$18,814	18,782

SMB Private Education Loan Trust
0.000% due 03/15/2052 «(h)		5,989	7,947
0.000% due 09/15/2053 (h)		3	943
0.000% due 02/16/2055 «(h)		34	34,844
0.000% due 03/15/2055 «(h)		47	586
0.000% due 10/16/2056 «(h)		13	6,066
0.000% due 10/15/2058 «(h)		23	6,448
3.940% due 02/16/2055		192,825	188,726
4.550% due 02/16/2055		76,108	74,919
4.780% due 03/15/2055		35,479	34,998
4.950% due 02/16/2055		22,139	21,957
4.960% due 03/15/2055		745,045	748,613
4.990% due 10/16/2056		221,461	223,259
5.020% due 03/17/2053		75,746	76,681
5.060% due 03/16/2054		34,997	35,518
5.090% due 10/16/2056		11,314	11,472
5.100% due 03/15/2055		35,479	35,629
5.122% due 09/15/2054 •		2,526	2,519
5.240% due 03/15/2056		18,817	19,248
5.260% due 03/15/2055		71,359	68,979
5.370% due 10/15/2058		99,065	101,219
5.380% due 07/15/2053		101,509	104,285
5.474% due 06/17/2052 •		10,431	10,431
5.474% due 07/15/2053 •		112,483	112,283
5.500% due 06/17/2052		42,360	43,655
5.550% due 03/15/2052		45,291	46,628
5.572% due 03/15/2055 •		82,740	82,895
5.670% due 11/15/2052		1,688	1,736
5.674% due 03/15/2052 •		45,291	45,376
5.722% due 10/16/2056 •		11,829	11,934
5.770% due 10/16/2056		126,682	128,699
5.822% due 02/16/2055 •		190,284	192,215
5.822% due 03/15/2056 •		62,408	63,185
5.950% due 02/16/2055		21,360	21,657
6.022% due 09/15/2053 •		111,652	113,719
6.150% due 09/15/2053		68,778	72,714
6.150% due 10/15/2058		33,408	34,580

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.172% due 10/16/2056 •	$337,884	$345,076
6.172% due 10/15/2058 •	151,900	154,737
6.222% due 05/16/2050 •	5,561	5,648
6.250% due 03/15/2052	10,556	10,867
6.360% due 10/16/2056	19,950	20,572
6.500% due 03/15/2052	4,315	4,532
6.580% due 10/15/2058	6,844	7,054
6.930% due 09/15/2053	43,966	46,916
7.230% due 10/15/2058	33,628	34,411
7.540% due 09/15/2053	8,999	9,552
7.560% due 10/16/2056	64,173	66,678
8.290% due 03/15/2052	4,600	4,826
8.870% due 09/15/2053	18,543	20,185

SoFi Alternative Trust
0.000% due 02/15/2046 «(h)	1,000	16,518
1.170% due 02/15/2046	119,287	111,679
2.550% due 02/15/2046	54,100	46,371
3.823% due 06/15/2050 ~	93,421	89,315
4.643% due 05/16/2050 ~	54,807	52,606

SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(h)	10,092	13,655
0.000% due 06/15/2034 «	29,610	42,407
0.000% due 10/25/2034 «	18,203	23,345
4.190% due 10/25/2034 «(c)	166,755	166,710
4.470% due 08/15/2034	72,600	72,768
4.530% due 10/25/2034 «(c)	17,045	16,988
4.620% due 06/15/2034 «	234,488	235,443
4.800% due 02/27/2034	20,544	20,653
4.900% due 10/25/2034 «(c)	13,240	13,184
4.910% due 03/27/2034 «	68,109	68,519
4.970% due 06/15/2034 «	26,600	26,858
5.190% due 06/15/2034 «	20,600	20,824
5.200% due 10/25/2034 «(c)	9,770	9,720
5.250% due 03/27/2034 «	9,528	9,664
5.590% due 06/15/2034 «	15,200	15,393
5.770% due 03/27/2034 «	7,392	7,588
6.260% due 03/27/2034 «	5,461	5,652

Sound Point CLO XIX Ltd.
5.579% due 04/15/2031 •	4,316	4,320

Sound Point CLO XXIII
5.749% due 07/15/2034 •	13,000	13,023

Sound Point CLO XXVII Ltd.
5.760% due 10/25/2034 •	15,700	15,735

Sound Point CLO XXVIII Ltd.
5.598% due 01/25/2032 •	46,553	46,638

Steele Creek CLO Ltd.
5.589% due 04/15/2031 •	5,532	5,537

Sunbit Asset Securitization Trust
5.360% due 07/15/2030	31,900	32,055

Sycamore Tree CLO Ltd.
6.005% due 01/20/2037 •	79,000	79,367

Symphony CLO 37 Ltd.
6.125% due 01/20/2037 •	21,325	21,419

Symphony CLO XXII Ltd.
5.509% due 04/18/2033 •	33,484	33,533

Symphony CLO XXIV Ltd.
5.261% due 10/23/2035 •	53,600	53,600

Symphony CLO XXIX Ltd.
5.433% due 10/15/2035 •	41,000	41,163

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035 •	58,900	59,140

T-Mobile U.S. Trust
4.250% due 05/21/2029	29,700	29,834

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •	84,500	84,634

TCW CLO Ltd.
5.918% due 01/16/2037 •	43,800	44,006

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	7,220	7,277
5.290% due 06/20/2050	8,300	8,444

Theorem Funding Trust
7.580% due 04/15/2029	963	964

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •	134,200	134,407
5.651% due 04/18/2036 •	11,250	11,271

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TIAA CLO IV Ltd.
5.465% due 01/20/2032 •		$14,889	$14,900

Tikehau CLO IX DAC
3.244% due 01/20/2037 •	EUR	83,700	98,525

Tikehau CLO V DAC
3.253% due 10/15/2038 •		74,250	87,087

Trainer Wortham CBO V Ltd.
5.147% due 01/04/2040 •		$4,690	1,705

Tralee CLO V Ltd.
5.405% due 10/20/2034 •		56,500	56,566

Tralee CLO VI Ltd.
5.538% due 10/25/2032 •		12,406	12,429

Trapeza CDO IX Ltd.
4.905% due 01/27/2040 •		16,306	15,491

Trapeza CDO XII Ltd.
4.897% due 04/06/2042 •		8,093	6,980

Trapeza CDO XIII Ltd.
4.768% due 11/09/2042 •		10,903	10,467
4.818% due 11/09/2042 •		14,000	12,285

Triaxx Prime CDO Ltd.
4.763% due 10/02/2039 ^•(e)		5,843	54

Tricon American Homes Trust
1.482% due 11/17/2039		15,741	14,887

Trinitas CLO IX Ltd.
5.525% due 01/20/2032 •		2,570	2,571

Trinitas CLO VI Ltd.
0.000% due 01/25/2034 •(c)		42,100	42,100
5.648% due 01/25/2034 •		30,800	30,798

Trinitas CLO VII Ltd.
5.378% due 01/25/2035 •		5,000	5,017

Trinitas CLO VIII Ltd.
5.687% due 07/20/2031 •		4,000	4,004

Trinitas CLO XVII Ltd.
5.310% due 10/20/2034 •		74,000	74,001

Trinitas CLO XX Ltd.
5.365% due 07/20/2035 •		5,500	5,506

Trinitas Euro CLO I DAC
3.232% due 07/15/2039 •	EUR	47,800	56,277

Tropic CDO V Ltd.
4.869% due 07/15/2036 •		$17,887	17,439
4.899% due 07/15/2036 •		28,683	27,607

TruPS Financials Note Securitization Ltd.
5.433% due 03/30/2039 •		155,484	154,706

Trysail CLO Ltd.
5.564% due 10/20/2033 •		28,700	28,740

TSTAT Ltd.
5.475% due 07/20/2037 •		5,113	5,119

U.S. Capital Funding V Ltd.
4.870% due 10/10/2040 •		26,140	24,441

Upstart Pass-Through Trust
4.300% due 05/20/2030		1,855	1,849
7.900% due 10/20/2028		4,866	4,938

Upstart Securitization Trust
4.600% due 09/20/2035		25,500	25,528
5.020% due 09/20/2035		5,700	5,699

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		2,204	2,196

UPX HIL Issuer Trust
5.160% due 01/25/2047		13,559	13,628

Venture 44 CLO Ltd.
5.465% due 10/20/2034 •		14,700	14,725

Venture XXVIII CLO Ltd.
5.577% due 07/20/2030 •		123	123

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •		83,258	83,323

Vibrant CLO XII Ltd.
5.301% due 04/20/2034 •		78,300	78,300

Voya CLO Ltd.
5.385% due 04/20/2034 •		137,800	137,977
5.525% due 07/20/2032 •		2,207	2,209
5.579% due 10/15/2030 •		201	201
5.838% due 04/15/2037 •		13,330	13,377

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WATR I Issuer Trust
0.000% due 06/17/2050 «		$10,852	$18,504
5.250% due 06/17/2050 «		74,764	74,952
5.560% due 06/17/2050 «		15,970	16,018
5.810% due 06/17/2050 «		10,020	10,051
6.770% due 06/17/2050 «		17,130	17,182

Wellfleet CLO Ltd.
5.436% due 07/15/2034 •		58,600	58,735
5.505% due 04/20/2034 •		44,500	44,564

Wind River CLO Ltd.
5.122% due 07/20/2034 •		94,550	94,563
5.378% due 10/15/2034 •		65,695	65,791

			23,453,926

Total Asset-Backed Securities (Cost $42,193,366)			41,019,275

SOVEREIGN ISSUES 7.3%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		172,089	88,158
4.125% due 07/09/2035 þ		142,285	66,926

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		246,546	167,035
1.000% due 07/09/2029		29,150	21,163
3.500% due 07/09/2041 þ		383,591	186,857
4.125% due 07/09/2035 þ		449,771	237,085
4.125% due 07/09/2046 þ		14,928	7,852
5.000% due 01/09/2038 þ		113,563	64,050

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (h)	BRL	14,465,673	2,539,037

Colombia Government International Bonds
3.750% due 09/19/2028	EUR	61,900	72,603
5.000% due 09/19/2032		47,250	54,865
5.625% due 02/19/2036		62,100	70,589

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$969,400	984,726

Egypt Government Bonds
21.954% due 03/04/2028	EGP	23,763,600	496,518

Hellenic Republic Government Bonds
2.000% due 04/22/2027	EUR	29,093	34,156
3.900% due 01/30/2033		46,724	57,720
4.000% due 01/30/2037		78,168	95,690
4.200% due 01/30/2042		33,323	40,869

Hungary Government International Bonds
5.375% due 09/26/2030		$82,200	84,649

Israel Government International Bonds
5.375% due 03/12/2029		128,700	132,426
5.375% due 02/19/2030		241,200	249,092
5.500% due 03/12/2034		100,100	102,961
5.625% due 02/19/2035		208,300	215,735
5.750% due 03/12/2054		71,300	67,588

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	5,099,000	30,045

Japan Government Twenty Year Bonds
2.400% due 03/20/2045		19,652,000	129,452

Kuwait International Bonds
4.016% due 10/09/2028 (c)		$256,400	256,400

Mexico Bonos
7.500% due 05/26/2033	MXN	451,600	23,260

40	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 05/29/2031	MXN	5,392,900	$287,483
7.750% due 11/23/2034		5,735,230	296,074
8.500% due 03/01/2029		8,892,700	492,744
8.500% due 05/31/2029		2,444,800	135,429

Mexico Government International Bonds
4.625% due 05/04/2033	EUR	130,300	157,614

Mexico Udibonos
2.750% due 11/27/2031 (j)	MXN	827,188	40,934
3.000% due 12/03/2026 (j)		492,219	26,667
4.000% due 11/30/2028 (j)		1,238,094	67,419
4.000% due 08/24/2034 (j)		714,118	37,352

Peru Government Bonds
5.350% due 08/12/2040	PEN	24,900	6,366
5.400% due 08/12/2034		60,700	16,934
6.150% due 08/12/2032		159,768	48,781
7.300% due 08/12/2033		1,767,972	567,876
7.600% due 08/12/2039		715,171	225,568

Peru Government International Bonds
5.400% due 08/12/2034		150,680	42,036
6.150% due 08/12/2032		2,069,891	631,993
6.900% due 08/12/2037		448,008	135,011
6.950% due 08/12/2031		1,748,155	557,675

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	8,454,150	464,376
8.000% due 01/31/2030		1,169,600	67,970
8.500% due 01/31/2037		3,587,800	191,423
8.875% due 02/28/2035		10,265,100	583,958
9.000% due 01/31/2040		798,200	42,324

Romania Government International Bonds
1.750% due 07/13/2030	EUR	82,700	85,385
2.000% due 04/14/2033		23,900	22,043
2.750% due 04/14/2041		44,400	33,613
2.875% due 04/13/2042		43,200	32,605
3.750% due 02/07/2034		25,720	26,359
5.125% due 09/24/2031		159,600	187,170
5.250% due 03/10/2030		129,850	157,196
5.250% due 05/30/2032		78,700	92,329
5.375% due 03/22/2031		80,200	95,951
5.500% due 09/18/2028 (n)		13,400	16,540
5.625% due 02/22/2036		24,850	28,414
5.625% due 05/30/2037		98,100	110,259
5.875% due 07/11/2032		300,000	360,904
6.250% due 09/10/2034		131,300	159,086
6.375% due 09/18/2033		43,500	53,627
6.750% due 07/11/2039		194,500	232,995

Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$5,600	0
5.250% due 06/23/2047 «		560,200	0
5.625% due 04/04/2042		405,400	283,780
5.875% due 09/16/2043		124,400	85,144

Saudi Government International Bonds
3.750% due 03/05/2037	EUR	35,400	41,161

State of Israel
3.800% due 05/13/2060		$105,435	70,449

Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	577,600	13,545
42.493% (BISTREFI) due 05/20/2026 ~		72,900	1,775
42.493% (BISTREFI) due 08/19/2026 ~		52,700	1,283
42.493% (BISTREFI) due 05/17/2028 ~		12,055,300	285,322

Turkiye Government International Bonds
5.250% due 03/13/2030		$258,921	253,093
6.125% due 10/24/2028		76,500	78,050
7.625% due 04/26/2029		253,315	269,480

Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		18,400	18,800

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(i)		971	512
0.000% due 02/01/2034 þ(i)		3,627	1,510
0.000% due 02/01/2035 þ(i)		3,065	1,494
0.000% due 02/01/2036 þ(i)		2,555	1,243
4.500% due 02/01/2034 þ		4,646	2,609
4.500% due 02/01/2035 þ		6,423	3,549
4.500% due 02/01/2036 þ		6,702	3,653

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venezuela Government International Bonds
7.000% due 03/31/2038 ^(e)	$8,428	$1,868
7.650% due 04/21/2035 ^(e)	40,703	8,409
7.750% due 10/13/2029 ^(e)	12,195	2,306
9.250% due 09/15/2027 ^(e)	60,703	14,802
9.250% due 05/07/2028 ^(e)	75,546	17,496
11.750% due 10/21/2026 ^(e)	6,260	1,512
11.950% due 08/05/2031 ^(e)	64,700	15,632

Total Sovereign Issues (Cost $14,201,005)		14,874,467

	SHARES
COMMON STOCKS 0.1%

COMMUNICATION SERVICES 0.1%

SES SA «(f)	7,981,591	94,987

Uniti Group, Inc. (f)	681,286	4,169

		99,156

CONSUMER STAPLES 0.0%

Dreamwell, Inc. «(f)(l)	1,460	14

SSB Manufacturing Co. «(f)(l)	1,460	0

		14

FINANCIALS 0.0%

Intelsat SA «(f)(l)	7,981,591	0

MNSN Holdings, Inc. (f)(l)	438	27

UBS Group AG	245,819	10,039

XBP Global Holdings, Inc. (f)	946,912	764

		10,830

HEALTH CARE 0.0%

NVHL SA Class A «(f)(l)	8,220	0

NVHL SA Class B «(f)(l)	8,220	0

NVHL SA Class C «(f)(l)	16,440	0

NVHL SA Class E «(f)(l)	8,220	0

NVHL SA Class F «(f)(l)	8,220	0

NVHL SA Class G «(f)(l)	8,220	0

NVHL SA Class H «(f)(l)	8,220	0

NVHL SA Class I «(f)(l)	8,220	0

NVHL SA Class J «(f)(l)	8,220	0

		0

INDUSTRIALS 0.0%

Drillco Holdings Luxembourg SA «(l)	39,510	856

Foresea Holdings SA «	230,111	4,986

Westmoreland Mining Holdings «(f)(l)	143,733	54

Westmoreland Mining LLC «(f)(l)	452,949	509

		6,405

Total Common Stocks (Cost $407,880)		116,405

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(l)	3	0

FINANCIALS 0.0%

Windstream Holdings II LLC - Exp. 10/25/2059 «	1,195,360	6,709

Total Warrants (Cost $7,282)		6,709

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

ADLER Group SA «		520,871	$0

AGFC Capital Trust I
6.329% (US0003M + 1.750%) due 01/15/2067 ~		105,720,000	71,469

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(k)		5,245,000	4,655

Cooperatieve Rabobank UA
6.500% þ(k)		244,354,225	330,608

Encina Private Credit LLC «		24,670	0

Nationwide Building Society
10.250% ~		895,621	156,248

Windstream Holdings II LLC
11.000% «(f)		39,145	39,146

			602,126

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032		500	272

Total Preferred Securities (Cost $586,363)			602,398

REAL ESTATE INVESTMENT TRUSTS 0.2%

REAL ESTATE 0.2%

VICI Properties, Inc.		11,625,222	379,099

Total Real Estate Investment Trusts (Cost $148,517)			379,099

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (m) 0.1%
			178,553

SHORT-TERM NOTES 0.0%

Pagaya AI Debt Trust
4.858% due 06/15/2026		$22,777	22,792

NIGERIA TREASURY BILLS 0.2%
31.678% due 06/11/2026 - 06/29/2026 ~(g)(h)	NGN	879,080,451	518,583

U.S. TREASURY BILLS 0.2%
4.192% due 10/16/2025 - 01/27/2026 (g)(h)(p)(r)		$366,808	364,714

Total Short-Term Instruments (Cost $1,038,562)			1,084,642

Total Investments in Securities (Cost $304,405,994)			298,602,569

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.6%

COMMON STOCKS 0.2%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (f)	50,862,666	$80,363

iHeartMedia, Inc. Class A (f)	9,028,024	25,910

iHeartMedia, Inc. Class B «	12,214,441	30,849

		137,122

FINANCIALS 0.0%

Uniti Group, Inc. «	6,136,182	34,492

HEALTH CARE 0.1%

AmSurg Corp. «(l)	5,968,052	269,438

INDUSTRIALS 0.0%

Sierra Hamilton Holder LLC «(l)	15,369,768	2

Total Common Stocks (Cost $962,054)		441,054

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 11.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.4%

PIMCO Short-Term Floating NAV Portfolio III	2,379,664,019	$23,175,548

Total Short-Term Instruments (Cost $23,165,230)		23,175,548

Total Investments in Affiliates (Cost $24,127,284)		23,616,602

Total Investments 158.3% (Cost $328,533,278)		$322,219,171

Financial Derivative Instruments (o)(q) 0.1% (Cost or Premiums, net $1,881,454)		125,435

Other Assets and Liabilities, net (58.4)%		(118,806,418)

Net Assets 100.0%		$203,538,188

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Security becomes interest bearing at a future date.

(j)	Principal amount of security is adjusted for inflation.

(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$249,375	$269,438	0.13%
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deloitte LLP 5.250% due 01/30/2030	10/30/2024	37,300	38,186	0.02
Deloitte LLP 5.410% due 01/30/2032	10/30/2024	36,700	37,702	0.02
Dreamwell, Inc.	04/24/2024	2,431	14	0.00
Drillco Holdings Luxembourg SA	06/08/2023	790	856	0.00
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	18,500	18,741	0.01
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	12,000	12,257	0.01
Intelsat SA	06/19/2017 - 08/29/2025	334,873	0	0.00
MNSN Holdings, Inc.	03/10/2023	4	27	0.00

42	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL SA Class A	03/09/2012	$ 0	$ 0	0.00%
NVHL SA Class B	03/09/2012	0	0	0.00
NVHL SA Class C	03/09/2012	0	0	0.00
NVHL SA Class E	03/09/2012	0	0	0.00
NVHL SA Class F	03/09/2012	0	0	0.00
NVHL SA Class G	03/09/2012	0	0	0.00
NVHL SA Class H	03/09/2012	0	0	0.00
NVHL SA Class I	03/09/2012	0	0	0.00
NVHL SA Class J	03/09/2012	0	0	0.00
National Football League 5.480% due 10/05/2028	03/14/2024	76,800	78,824	0.04
Pantheon Senior Debt Secondaries III 6.043% due 03/26/2026	03/18/2025	60,600	60,607	0.03
Prime Property Fund LLC 5.250% due 09/30/2029	09/17/2024	34,500	34,734	0.02
Prime Property Fund LLC 5.440% due 09/30/2031	09/17/2024	34,500	34,728	0.02
Project Alfa Investindustrial VIII SCSp 4.117% due 02/27/2026	02/28/2025	34,800	39,386	0.02
Ripon Investments Financing Ltd. 0.000% due 11/28/2025	01/11/2023	528	585	0.00
SSB Manufacturing Co.	06/29/2023	2,432	0	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	2	0.00
Tib Finance PLC 7.111% due 11/15/2034	09/18/2024	60,100	60,049	0.03
Upstart Pass-Through Trust 1.000% due 09/06/2034	09/29/2025	99,600	99,600	0.04
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	52,500	54,160	0.02
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,033	54	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1,885	509	0.00

		$ 1,158,147	$ 840,459	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BAR	0.150%	09/04/2025	12/03/2025	$178,553	Barclays Bank PLC 4.050% due 09/02/2026	$(178,236)	$178,553	$178,573

Total Repurchase Agreements						$(178,236)	$178,553	$178,573

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BAR	0.000%	09/04/2025	12/03/2025		$	(178,554)	$(178,554)
MYI	0.000	09/11/2025	TBD	(3)	EUR	(1,106)	(1,299)

Total Reverse Repurchase Agreements							$(179,853)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Government National Mortgage Association, TBA	3.500%	10/01/2055	$558,307	$(512,900)	$(509,136)
Uniform Mortgage-Backed Security, TBA	1.500	10/01/2055	32,175	(24,526)	(24,714)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2040	200	(185)	(184)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2055	23,700	(19,101)	(19,109)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	58,150	(48,108)	(49,000)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	152,000	(128,068)	(128,107)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2040	108,300	(108,651)	(108,174)

Total Short Sales (0.4)%				$(841,539)	$(838,424)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BAR	$178,573	$(178,554)	$0	$19	$12,872	$12,891
MYI	0	(1,299)	0	(1,299)	1,234	(65)

Total Borrowings and Other Financing Transactions	$178,573	$(179,853)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(178,554)	$0	$(178,554)
Sovereign Issues	0	0	0	(1,299)	(1,299)

Total Borrowings	$0	$0	$(178,554)	$(1,299)	$(179,853)

Payable for reverse repurchase agreements					$(179,853)

(n)	Securities with an aggregate market value of $194,927 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(135,392) at a weighted average interest rate of 0.007%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	4,655	$	349,147	$(1,216)	$2,397	$0
Long Guilt December Futures	12/2025	118,802		14,514,120	11,077	62,313	(7,989)
U.S. Treasury 2-Year Note December Futures	12/2025	14,033		2,924,455	2,459	1,535	0
U.S. Treasury 5-Year Note December Futures	12/2025	301,153		32,884,496	65,215	11,763	0
U.S. Treasury 10-Year Note December Futures	12/2025	293,700		33,041,250	155,554	0	(4,591)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	5,679		681,835	18,968	0	(3,194)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	13,372		1,538,825	14,497	0	(836)

					$266,554	$78,008	$(16,610)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	2,667	$	(642,180)	$10,202	$0	$(200)
3-Month SOFR Active Contract March Futures	06/2026	2,497		(602,432)	8,213	0	(187)
3-Month SOFR Active Contract September Futures	12/2025	2,038		(488,903)	9,586	0	(38)
Euro-Bobl December Futures	12/2025	10,837		(1,498,919)	2,379	0	(2,036)
Euro-Bund December Futures	12/2025	21,513		(3,247,338)	(8,429)	758	(8,587)
Euro-Schatz December Futures	12/2025	76		(9,546)	11	0	(2)
U.S. Treasury Long-Term Bond December Futures	12/2025	57,086		(6,655,871)	(137,574)	14,271	0

					$(115,612)	$15,029	$(11,050)

Total Futures Contracts					$150,942	$93,037	$(27,660)

44	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Boeing Co.	(1.000)%	Quarterly	06/20/2030	0.595%	$37,600	$(694)	$24	$(670)	$5	$0
Ford Motor Co.	(5.000)	Quarterly	06/20/2026	0.499	5,800	(318)	124	(194)	1	0

						$(1,012)	$148	$(864)	$6	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	06/20/2028	0.179%	EUR	25,700	$167	$503	$670	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.226	$	2,400	31	(26)	5	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.237		5,700	88	(55)	33	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.402		23,900	(48)	426	378	0	(3)
Boeing Co.	1.000	Quarterly	12/20/2029	0.528		1,000	(8)	27	19	0	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.595		37,600	69	601	670	0	(6)
Boeing Co.	1.000	Quarterly	12/20/2030	0.648		37,600	658	(22)	636	2	0
Ford Motor Co.	5.000	Quarterly	06/20/2026	0.552		6,700	744	(523)	221	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2026	0.721		8,800	1,089	(627)	462	0	(1)
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.872		16,700	1,581	(411)	1,170	0	(11)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.428		20,000	904	(676)	228	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.874		47,500	4,865	(1,537)	3,328	0	(28)
General Electric Co.	1.000	Quarterly	06/20/2026	0.065		44,800	471	(160)	311	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079		8,900	99	2	101	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.090	EUR	34,900	207	(113)	94	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.090		55,200	(1,884)	2,327	443	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.115		244,400	(10,378)	13,550	3,172	7	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.146		28,700	(2,120)	2,620	500	0	(4)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.217	$	13,300	302	(224)	78	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.284		62,700	1,390	(834)	556	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.316		6,600	0	77	77	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.391		51,600	(104)	936	832	0	(8)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430		10,000	(46)	223	177	1	0

							$(1,923)	$16,084	$14,161	$13	$(63)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-43 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	11,500	$(412)	$237	$(175)	$0	$(3)
CDX.HY-44 5-Year Index	(5.000)	Quarterly	06/20/2030		215,810	(17,159)	(348)	(17,507)	888	0
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025		205,800	(1,977)	1,495	(482)	1	0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		176,300	(3,934)	(120)	(4,054)	233	0
CDX.iTraxx Europe 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	948,090	21,131	4,074	25,205	0	0

						$(2,351)	$5,338	$2,987	$1,122	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	217,028	$(25,440)	$25,663	$223	$0	$(35)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		1,472	(48)	53	5	0	(1)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		1,050,548	(42,180)	46,771	4,591	0	(423)
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027		18,081	(1,487)	1,553	66	0	(7)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		103,850	(8,556)	8,849	293	0	(39)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		20,100	(1,363)	1,391	28	0	(7)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		324,300	(17,949)	17,450	(499)	0	(133)
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		112,200	(3,866)	3,323	(543)	0	(42)
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		152,600	(4,431)	3,170	(1,261)	0	(57)
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		88,900	(1,938)	12	(1,926)	0	(27)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025		12,710	1,217	(1,093)	124	0	(10)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		713,856	17,256	2,078	19,334	707	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		292,992	7,110	6,093	13,203	316	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$	55,997	$84	$3,004	$3,088	$54	$0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		52,050	(630)	4,093	3,463	67	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		26,558	0	1,947	1,947	29	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028		9,306	115	626	741	11	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029		13,205	700	408	1,108	13	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		1,241,260	88,525	6,543	95,068	0	(1,765)
CDX.HY-44 5-Year Index	0.000	Quarterly	06/20/2030		2,468,700	117,586	82,674	200,260	0	(78)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		1,815,900	138,193	4,322	142,515	1,878	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		2,800	62	(33)	29	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		14,660	7	196	203	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		4,400	(1)	73	72	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		20,100	162	232	394	1	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		23,500	281	223	504	2	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		14,500	319	16	335	2	0
CDX.IG-44 5-Year Index	0.000	Quarterly	06/20/2030		2,999,400	52,437	16,537	68,974	0	(76)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		1,522,700	34,280	716	34,996	261	0
CDX.iTraxx Europe 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	210,060	5,340	23	5,363	57	0

						$355,785	$236,913	$592,698	$3,398	$(2,700)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	9/17/2030	GBP	7,776,500	$(34,929)	$(10,005)	$(44,934)	$10,699	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	9/21/2032		556,500	46,561	98,453	145,014	0	(971)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	3/28/2034		47,000	(200)	1,997	1,797	0	(124)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	9/17/2035		255,300	5,369	(1,019)	4,350	0	(817)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	9/21/2052		500,150	(1,189)	406,601	405,412	0	(2,048)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	9/17/2055		3,360	159	(57)	102	0	(26)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	9/20/2026	JPY	155,370,000	(15,083)	23,731	8,648	123	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	4/27/2027		45,730,000	(2,247)	(1,593)	(3,840)	0	(75)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	9/20/2028		275,310,000	859	61,411	62,270	917	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	3/15/2029		1,037,000,000	10,945	265,525	276,470	4,033	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	9/18/2029		487,930,000	6,321	49,011	55,332	2,112	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	6/15/2032		93,523,200	560	35,995	36,555	791	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	9/18/2034		251,200,000	14,320	47,995	62,315	3,047	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	6/18/2035		41,566,000	(8,641)	14,022	5,381	541	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	3/15/2042		45,656,000	44,542	19,681	64,223	621	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	4/27/2042		11,112,000	4,659	8,782	13,441	155	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	1/16/2026	$	1,948,100	24,790	27,985	52,775	65	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	1/17/2026		1,401,600	301	27,974	28,275	18	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	6/20/2026		6,228,000	46,405	(43,321)	3,084	983	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	6/21/2026		233,830	3,897	(2,867)	1,030	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	7/23/2026		1,277,500	17,566	(1,592)	15,974	0	(149)
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	7/24/2026		1,955,700	27,967	(4,630)	23,337	0	(233)
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	8/7/2026		605,500	8,174	1,189	9,363	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		262,500	360	(864)	(504)	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	1/4/2027		415,700	(35,297)	19,579	(15,718)	63	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	1/11/2027		246,000	(19,628)	11,008	(8,620)	47	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	1/12/2027		152,500	(12,177)	6,865	(5,312)	29	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	1/18/2027		287,000	(24,222)	13,618	(10,604)	55	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	1/18/2027		69,300	(5,818)	3,275	(2,543)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	1/20/2027		146,200	(12,381)	6,995	(5,386)	28	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	1/20/2027		956,100	(91,992)	58,613	(33,379)	193	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	2/15/2027		218,900	(17,689)	10,395	(7,294)	48	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	2/16/2027		301,850	(29,094)	19,025	(10,069)	67	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	3/25/2027		324,900	(20,928)	9,426	(11,502)	74	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	5/3/2027		230,500	(16,197)	7,790	(8,407)	56	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	5/13/2027		4,602,700	6,299	(1,280)	5,019	1,638	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	6/15/2027		1,353,910	60,418	7,599	68,017	0	(380)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	6/15/2027		1,141,300	83,500	(42,798)	40,702	0	(333)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	6/17/2027		475,000	(21,295)	8,980	(12,315)	134	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	6/21/2027		326,200	(17,356)	9,742	(7,614)	94	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	6/28/2027		323,400	(10,029)	4,038	(5,991)	97	0
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	9/30/2027		832,600	(31,564)	9,507	(22,057)	307	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/4/2027		1,290,000	(24,936)	(8,206)	(33,142)	473	0
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	12/18/2027		467,500	(343)	31,140	30,797	0	(149)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		386,810	27,642	(9,009)	18,633	0	(169)

46	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	3/10/2028	$	197,000	$(907)	$2,257	$1,350	$99	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	5/31/2028		8,700	0	(41)	(41)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	5/31/2028		17,500	0	(91)	(91)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	5/31/2028		6,300	0	(60)	(60)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	6/20/2028		2,000	(7)	(10)	(17)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	6/20/2028		4,886,285	34,553	7,247	41,800	3,007	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	6/21/2028		1,844,111	49,187	(38,647)	10,540	0	(1,037)
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	7/21/2028		165,400	(8,264)	4,859	(3,405)	88	0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	7/24/2028		168,000	(8,579)	5,016	(3,563)	89	0
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	7/25/2028		253,100	(12,159)	7,325	(4,834)	136	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	7/27/2028		164,800	(9,863)	5,414	(4,449)	87	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	9/5/2028		291,300	(1,056)	4,644	3,588	175	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028		101,680	0	289	289	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028		152,270	0	409	409	0	(92)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,157,596	5,177	(13,428)	(8,251)	0	(721)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	1/20/2029		86,750	(8,272)	2,037	(6,235)	48	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	1/20/2029		120,300	(13,896)	5,694	(8,202)	68	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	1/26/2029		144,450	(16,714)	6,922	(9,792)	81	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	2/22/2029		310,100	(744)	5,785	5,041	197	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	2/27/2029		105,000	(247)	2,085	1,838	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	2/28/2029		444,540	(586)	4,142	3,556	0	(292)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	3/20/2029		429,370	(13,903)	1,582	(12,321)	0	(301)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	6/15/2029		931,450	67,824	17,431	85,255	0	(469)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	6/15/2029		4,021,540	218,355	36,051	254,406	0	(2,160)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	6/20/2029		7,592,290	(21,879)	(70,696)	(92,575)	0	(4,830)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	7/12/2029		611,000	3,603	(1,527)	2,076	390	0
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		3,523,991	(4,308)	(30,017)	(34,325)	0	(1,982)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		10,590,940	(117,413)	11,408	(106,005)	0	(5,937)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		1,833,235	180,095	(47,553)	132,542	0	(878)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	3/4/2030		298,600	(586)	(4,262)	(4,848)	0	(157)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	3/19/2030		3,164,010	134,190	(62,176)	72,014	0	(1,503)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	6/18/2030		193,090	1,129	567	1,696	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	6/21/2030		5,206,670	64,926	40,342	105,268	0	(2,267)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	6/22/2030		335,900	(6,539)	7,516	977	153	0
Receive	1-Day USD-SOFR Compounded-OIS	0.650	Semi-Annual	7/15/2030		1,390,000	4,653	191,164	195,817	0	(410)
Receive	1-Day USD-SOFR Compounded-OIS	0.711	Semi-Annual	7/28/2030		129,300	25,490	(7,687)	17,803	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	0.678	Semi-Annual	7/29/2030		122,100	24,301	(7,321)	16,980	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	0.674	Semi-Annual	8/5/2030		119,100	23,799	(7,239)	16,560	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	8/22/2030		47,200	(103)	959	856	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	9/17/2030		422,200	(7,111)	170	(6,941)	0	(184)
Receive	1-Day USD-SOFR Compounded-OIS	0.685	Semi-Annual	9/24/2030		150,000	30,405	(9,897)	20,508	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	0.725	Semi-Annual	9/25/2030		150,000	30,062	(9,810)	20,252	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	0.610	Semi-Annual	10/1/2030		150,000	31,144	(8,843)	22,301	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		61,554	0	85	85	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		152,700	0	200	200	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		123,500	0	138	138	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		120,900	0	(14)	(14)	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		219,000	0	(140)	(140)	0	(89)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		164,600	0	(229)	(229)	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		287,200	0	(493)	(493)	0	(117)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030		268,800	0	(485)	(485)	0	(110)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030		123,000	0	(248)	(248)	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		121,200	0	(360)	(360)	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		79,200	0	(414)	(414)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		63,600	0	(379)	(379)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		102,100	0	(667)	(667)	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		183,100	0	(1,216)	(1,216)	0	(76)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		127,100	0	(858)	(858)	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		79,200	0	(669)	(669)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		79,700	0	(676)	(676)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		79,700	0	(698)	(698)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		50,200	0	(453)	(453)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		79,700	0	(735)	(735)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		79,400	0	(750)	(750)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		79,700	0	(797)	(797)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		219,500	41,566	(13,866)	27,700	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030		757,500	27,068	79,811	106,879	0	(173)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		3,023,360	59,184	(52,055)	7,129	0	(1,191)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	3/20/2031		473,880	(21,722)	2,399	(19,323)	0	(202)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	4/30/2031		103,800	0	951	951	0	(37)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.431%	Annual	4/30/2031	$	173,510	$0	$573	$573	$0	$(64)
Pay	1-Day USD-SOFR Compounded-OIS	3.550	Annual	5/13/2031		3,309,700	(279)	11,116	10,837	1,236	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	6/16/2031		243,400	11,752	25,206	36,958	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	6/20/2031		6,260,230	69,407	23,965	93,372	2,362	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	6/20/2031		4,540,220	(19,339)	(49,476)	(68,815)	0	(1,763)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	6/30/2031		318,670	22	3,000	3,022	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	7/19/2031		54,100	9,691	(2,705)	6,986	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	7/20/2031		178,300	32,057	(8,936)	23,121	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		737,500	1,053	(9,567)	(8,514)	0	(271)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	1/12/2032		42,350	(378)	(4,665)	(5,043)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	1/24/2032		144,550	(2,262)	(15,612)	(17,874)	26	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	2/8/2032		182,700	(27,818)	5,756	(22,062)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	2/14/2032		127,720	(18,423)	3,964	(14,459)	31	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	2/18/2032		262,800	(29,548)	2,539	(27,009)	52	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	2/24/2032		172,450	(25,414)	5,526	(19,888)	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	3/19/2032		2,456,150	97,137	(51,649)	45,488	0	(794)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	4/6/2032		324,550	(45,166)	11,041	(34,125)	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	5/15/2032		3,553,440	(3,570)	(53,962)	(57,532)	0	(1,213)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	5/18/2032		5,143,500	(37,783)	592,647	554,864	0	(1,109)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	6/15/2032		44,875	8,386	(2,000)	6,386	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	6/15/2032		413,273	62,250	(16,261)	45,989	0	(70)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	6/18/2032		293,700	3,783	1,159	4,942	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	7/12/2032		651,050	(535)	(141)	(676)	188	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	9/17/2032		1,534,660	(32,789)	8,322	(24,467)	0	(473)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		141,130	(2,654)	335	(2,319)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		2,041,770	202,158	33,167	235,325	0	(274)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	5/22/2033		7,665,070	44,541	(5,272)	39,269	0	(1,547)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	6/6/2033		5,784,570	(256,973)	203,749	(53,224)	0	(1,214)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	6/14/2033		340,200	(14,842)	8,434	(6,408)	61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	6/21/2033		1,192,605	80,322	(32,421)	47,901	0	(173)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	6/21/2033		223,900	(6,237)	5,194	(1,043)	42	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	7/10/2033		117,200	(1,886)	2,602	716	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	7/12/2033		112,600	(914)	2,402	1,488	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	8/3/2033		59,500	(584)	1,301	717	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	8/7/2033		64,000	(604)	1,400	796	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	8/23/2033		188,900	(1,410)	4,137	2,727	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	8/30/2033		95,000	(404)	2,045	1,641	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	8/30/2033		239,500	911	4,900	5,811	46	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	9/13/2033		282,100	2,212	5,683	7,895	55	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	9/27/2033		222,000	5,616	3,145	8,761	46	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/2/2033		159,000	3,897	2,271	6,168	31	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/3/2033		157,500	4,054	2,249	6,303	31	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/4/2033		200,700	2,883	2,910	5,793	38	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		93,700	2,454	1,350	3,804	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		97,400	2,352	1,418	3,770	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		78,200	2,211	1,134	3,345	16	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		98,300	2,940	1,428	4,368	20	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		49,200	1,513	715	2,228	10	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		49,200	1,613	713	2,326	10	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		46,000	2,026	655	2,681	10	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		56,700	(207)	3,778	3,571	12	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/1/2033		52,000	(212)	3,426	3,214	11	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/1/2033		100,800	(423)	6,774	6,351	21	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		103,100	(469)	(4,424)	(4,893)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		103,200	(450)	(2,689)	(3,139)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		102,600	(431)	(2,045)	(2,476)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		890,960	(27,654)	17,337	(10,317)	126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		51,800	(220)	(590)	(810)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		105,100	(451)	(1,301)	(1,752)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	1/2/2034		51,600	(223)	(214)	(437)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	1/2/2034		51,600	(223)	(459)	(682)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	1/3/2034		51,600	(236)	68	(168)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	1/8/2034		103,600	(471)	427	(44)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	1/8/2034		105,300	(495)	262	(233)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	1/9/2034		105,000	0	397	397	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	1/17/2034		100,400	(459)	782	323	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	1/23/2034		52,100	(217)	610	393	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	1/23/2034		31,300	(131)	374	243	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	1/24/2034		52,000	(213)	276	63	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	1/24/2034		103,700	(420)	628	208	16	0

48	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.685%	Annual	1/24/2034	$	104,100	$(427)	$800	$373	$16	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	1/31/2034		51,100	(221)	147	(74)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	2/7/2034		51,000	(256)	609	353	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	2/7/2034		41,000	(206)	677	471	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	2/21/2034		207,200	(927)	4,600	3,673	34	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	3/5/2034		106,500	(453)	595	142	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	3/5/2034		53,400	(203)	484	281	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	3/5/2034		105,800	(394)	1,035	641	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	4/10/2034		107,500	(403)	2,702	2,299	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	4/15/2034		52,700	(199)	1,328	1,129	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	4/16/2034		106,800	(368)	3,077	2,709	18	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	4/17/2034		107,000	(364)	4,169	3,805	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	4/22/2034		107,000	(423)	4,273	3,850	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	4/22/2034		108,800	(379)	4,849	4,470	20	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	4/24/2034		219,100	(728)	8,961	8,233	39	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	4/29/2034		106,500	(305)	4,086	3,781	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	4/30/2034		319,800	(898)	12,555	11,657	56	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	5/3/2034		105,800	(286)	4,478	4,192	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	5/6/2034		162,700	(529)	7,867	7,338	30	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	6/5/2034		108,900	(440)	(3,475)	(3,915)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	6/20/2034		1,168,910	(31,612)	43,521	11,909	152	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	7/2/2034		161,600	(493)	(4,268)	(4,761)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	7/2/2034		107,000	(349)	(3,353)	(3,702)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	7/10/2034		217,900	(665)	(3,843)	(4,508)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	7/12/2034		167,900	(571)	(2,976)	(3,547)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	8/5/2034		109,800	(423)	(1,618)	(2,041)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	8/6/2034		109,900	(434)	(1,142)	(1,576)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	8/7/2034		109,700	(373)	72	(301)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	8/7/2034		109,900	(437)	(460)	(897)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	8/13/2034		109,300	(402)	(192)	(594)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	8/14/2034		109,300	(361)	696	335	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	8/19/2034		165,300	(579)	862	283	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	8/19/2034		52,600	(187)	240	53	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	8/20/2034		109,400	(388)	1,030	642	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	8/21/2034		164,600	(593)	1,325	732	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	8/21/2034		108,700	(370)	786	416	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	8/22/2034		109,200	(390)	343	(47)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	8/28/2034		110,200	(408)	846	438	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	8/28/2034		110,200	(397)	750	353	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	8/28/2034		109,900	(396)	459	63	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	8/28/2034		206,700	(845)	948	103	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	8/28/2034		66,600	(265)	272	7	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	8/28/2034		109,900	(401)	90	(311)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	9/4/2034		55,300	(209)	788	579	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	9/4/2034		109,500	(415)	1,189	774	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	9/4/2034		110,100	(413)	1,098	685	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	9/5/2034		104,200	(412)	2,003	1,591	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	9/5/2034		110,300	(436)	2,099	1,663	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	9/10/2034		55,100	(264)	1,850	1,586	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	9/16/2034		55,500	(254)	1,812	1,558	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	9/16/2034		14,600	(64)	432	368	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	9/16/2034		206,500	(893)	6,053	5,160	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	9/18/2034		110,600	(393)	3,567	3,174	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	9/18/2034		110,000	(395)	3,407	3,012	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		114,400	(416)	(2,122)	(2,538)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		114,500	(408)	(2,870)	(3,278)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		115,300	(392)	(2,799)	(3,191)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		172,400	(578)	(4,044)	(4,622)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034		57,600	(193)	(1,326)	(1,519)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		115,200	(323)	(2,235)	(2,558)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		114,400	(340)	(2,030)	(2,370)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		114,500	(358)	(1,818)	(2,176)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		230,500	(744)	(3,947)	(4,691)	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		192,200	(629)	(2,948)	(3,577)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		115,800	(371)	(1,684)	(2,055)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/1/2034		192,200	(639)	(3,431)	(4,070)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/1/2034		192,200	(639)	(3,180)	(3,819)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/5/2034		192,700	(694)	(3,702)	(4,396)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/6/2034		385,500	(1,311)	(4,115)	(5,426)	42	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		195,000	(760)	3,552	2,792	25	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.793%	Annual	11/19/2034	$	195,100	$(868)	$2,532	$1,664	$24	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		98,100	(440)	1,809	1,369	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		26,840	764	(620)	144	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		51,300	(273)	24	(249)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		119,400	(382)	3,776	3,394	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	1/6/2035		119,100	(378)	2,926	2,548	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	1/8/2035		118,900	(312)	1,906	1,594	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	1/8/2035		59,800	(157)	1,010	853	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	1/8/2035		99,700	(274)	2,041	1,767	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	1/8/2035		119,200	(346)	2,520	2,174	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	1/8/2035		118,500	(318)	2,520	2,202	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	1/13/2035		209,600	(572)	4,106	3,534	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	1/15/2035		59,700	(161)	1,632	1,471	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	1/15/2035		182,500	(504)	5,682	5,178	22	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	1/15/2035		119,700	(329)	4,324	3,995	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	1/21/2035		60,000	(168)	2,323	2,155	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	1/22/2035		119,900	(327)	4,531	4,204	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	3/3/2035		60,150	(231)	(862)	(1,093)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	3/4/2035		120,600	(435)	(1,941)	(2,376)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	3/5/2035		60,300	(213)	(782)	(995)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	3/5/2035		120,600	(420)	(1,610)	(2,030)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	3/12/2035		119,700	(355)	(1,986)	(2,341)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	3/21/2035		199,600	(569)	(4,544)	(5,113)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	3/24/2035		241,600	(710)	(4,549)	(5,259)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	3/25/2035		121,100	(351)	(1,809)	(2,160)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	5/7/2035		243,100	(1,185)	2,837	1,652	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	6/18/2035		183,360	4,608	1,874	6,482	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	9/17/2035		122,400	(362)	1,439	1,077	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	9/17/2035		350,400	(2,976)	188	(2,788)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		51,390	0	5,371	5,371	113	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		68,390	0	6,068	6,068	150	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		27,170	0	2,125	2,125	60	0
Receive	1-Day USD-SOFR Compounded-OIS	0.900	Semi-Annual	3/12/2050		1,085,000	7,579	566,593	574,172	2,481	0
Receive	1-Day USD-SOFR Compounded-OIS	0.950	Semi-Annual	12/11/2050		1,343,300	5,165	703,568	708,733	3,207	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	3/30/2051		3,900	796	1,170	1,966	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	4/7/2051		66,100	9,153	20,855	30,008	138	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	6/16/2051		3,516,800	591,007	1,104,977	1,695,984	7,315	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	8/12/2051		89,100	34,101	1,888	35,989	221	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	6/15/2052		75,000	39,117	1,005	40,122	196	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	6/15/2052		54,400	18,804	1,573	20,377	144	0
Receive	1-Day USD-SOFR Compounded-OIS	0.975	Semi-Annual	6/17/2052		97,800	41,087	11,619	52,706	256	0
Receive	1-Day USD-SOFR Compounded-OIS	1.025	Semi-Annual	6/22/2052		75,000	38,806	965	39,771	197	0
Receive	1-Day USD-SOFR Compounded-OIS	1.035	Semi-Annual	6/28/2052		48,500	5,217	20,959	26,176	127	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		1,156,093	(2,170)	(24,925)	(27,095)	3,173	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		724,700	175,728	107,556	283,284	1,978	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	2/23/2053		56,400	(6,615)	(2,100)	(8,715)	0	(147)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	7/12/2053		77,700	(5,123)	(2,663)	(7,786)	0	(210)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	7/21/2053		42,100	(8,856)	(1,273)	(10,129)	0	(109)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	7/24/2053		41,900	(8,910)	(1,259)	(10,169)	0	(108)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	7/25/2053		64,400	(14,023)	(1,924)	(15,947)	0	(166)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		31,400	505	(1,329)	(824)	0	(88)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		31,800	794	(1,342)	(548)	0	(90)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		30,800	715	(1,300)	(585)	0	(87)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		112,780	(612)	14,225	13,613	327	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	3/5/2054		42,500	(364)	(2,676)	(3,040)	0	(120)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	9/17/2055		1,106,590	110,060	(25,966)	84,094	3,235	0
Pay	1-Year BRL-CDI	9.874	Maturity	1/2/2026	BRL	608,600	(896)	(5,735)	(6,631)	0	(6)
Pay	1-Year BRL-CDI	9.899	Maturity	1/2/2026		307,400	(426)	(2,891)	(3,317)	0	(3)
Pay	1-Year BRL-CDI	9.939	Maturity	1/2/2026		508,300	(614)	(4,762)	(5,376)	0	(5)
Pay	1-Year BRL-CDI	10.052	Maturity	1/2/2026		1,282,200	(1,118)	(11,922)	(13,040)	0	(12)
Pay	1-Year BRL-CDI	10.085	Maturity	1/2/2026		1,272,700	(990)	(11,809)	(12,799)	0	(12)
Pay	1-Year BRL-CDI	10.105	Maturity	1/2/2026		1,260,600	(945)	(11,689)	(12,634)	0	(12)
Pay	1-Year BRL-CDI	9.998	Maturity	1/4/2027		920,300	(1,059)	(12,821)	(13,880)	0	(50)
Pay	1-Year BRL-CDI	10.037	Maturity	1/4/2027		227,200	(218)	(3,156)	(3,374)	0	(12)
Pay	1-Year BRL-CDI	10.041	Maturity	1/4/2027		1,041,400	(1,033)	(14,472)	(15,505)	0	(56)
Pay	1-Year BRL-CDI	10.072	Maturity	1/4/2027		759,770	0	(9,608)	(9,608)	0	(36)
Pay	1-Year BRL-CDI	10.090	Maturity	1/4/2027		1,963,600	(1,584)	(27,211)	(28,795)	0	(104)
Pay	1-Year BRL-CDI	10.098	Maturity	1/4/2027		2,297,450	0	(28,784)	(28,784)	0	(107)
Pay	1-Year BRL-CDI	10.138	Maturity	1/4/2027		488,500	(298)	(6,749)	(7,047)	0	(26)
Pay	1-Year BRL-CDI	10.165	Maturity	1/4/2027		1,164,990	0	(14,252)	(14,252)	0	(53)
Pay	1-Year BRL-CDI	10.170	Maturity	1/4/2027		1,944,090	0	(23,741)	(23,741)	0	(88)

50	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	10.183%	Maturity	1/4/2027	BRL	3,492,020	$0	$(42,421)	$(42,421)	$0	$(159)
Pay	1-Year BRL-CDI	10.203	Maturity	1/4/2027		2,720,760	0	(32,825)	(32,825)	0	(123)
Pay	1-Year BRL-CDI	10.210	Maturity	1/4/2027		391,960	0	(4,716)	(4,716)	0	(18)
Pay	1-Year BRL-CDI	10.256	Maturity	1/4/2027		2,718,360	0	(32,167)	(32,167)	0	(120)
Pay	1-Year BRL-CDI	10.328	Maturity	1/4/2027		2,200,950	0	(25,359)	(25,359)	0	(95)
Pay	1-Year BRL-CDI	11.250	Maturity	1/4/2027		280,100	205	(3,790)	(3,585)	0	(13)
Pay	1-Year BRL-CDI	11.275	Maturity	1/4/2027		141,400	125	(1,908)	(1,783)	0	(7)
Pay	1-Year BRL-CDI	11.290	Maturity	1/4/2027		141,500	138	(1,907)	(1,769)	0	(7)
Pay	1-Year BRL-CDI	11.731	Maturity	1/4/2027		72,600	265	(937)	(672)	0	(3)
Pay	1-Year BRL-CDI	11.746	Maturity	1/4/2027		314,300	1,177	(4,051)	(2,874)	0	(11)
Pay	1-Year BRL-CDI	11.901	Maturity	1/4/2027		750,900	3,511	(9,530)	(6,019)	0	(24)
Pay	1-Year BRL-CDI	13.927	Maturity	1/4/2027		3,372,000	168	(3,163)	(2,995)	0	(612)
Pay	1-Year BRL-CDI	14.009	Maturity	1/4/2027		2,400,700	0	(1,241)	(1,241)	0	(21)
Pay	1-Year BRL-CDI	13.291	Maturity	1/2/2029		2,208,400	(128)	(548)	(676)	0	(7)
Pay	1-Year BRL-CDI	13.354	Maturity	1/2/2029		4,406,400	346	(3)	343	480	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	6/19/2029	NZD	954,400	5,636	37,178	42,814	715	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	7/31/2028	ZAR	637,200	586	1,082	1,668	17	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	7/31/2028		525,100	488	890	1,378	14	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	7/31/2028		1,964,800	1,848	3,326	5,174	53	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	7/31/2028		1,328,900	1,271	2,245	3,516	36	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	8/1/2028		793,900	754	1,353	2,107	22	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	8/1/2028		1,339,900	1,368	2,262	3,630	37	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	8/2/2028		1,358,100	1,386	2,286	3,672	37	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	8/2/2028		1,383,600	1,424	2,326	3,750	38	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	8/3/2028		1,353,700	1,635	2,221	3,856	38	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	8/4/2028		629,400	537	1,088	1,625	17	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	8/4/2028		1,625,100	1,489	2,784	4,273	44	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	8/4/2028		663,400	615	1,135	1,750	18	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	8/4/2028		673,900	633	1,151	1,784	18	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	8/4/2028		674,700	805	1,111	1,916	19	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	8/7/2028		1,354,200	1,095	2,360	3,455	37	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	8/7/2028		1,402,200	1,250	2,415	3,665	39	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	8/7/2028		407,700	372	700	1,072	11	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	1/3/2031		565,500	5	1,389	1,394	38	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	1/6/2031		565,500	0	1,390	1,390	38	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	1/7/2031		551,100	0	1,368	1,368	37	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	1/7/2031		551,100	0	1,397	1,397	37	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	1/7/2031		551,100	0	1,431	1,431	37	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	1/7/2031		551,100	0	1,438	1,438	37	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	1/8/2031		1,707,100	0	4,474	4,474	114	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	1/8/2031		758,300	0	2,023	2,023	51	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	1/10/2031		2,861,600	0	8,563	8,563	194	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	6/17/2026	AUD	26,340	(732)	556	(176)	1	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	3/21/2027		1,525,200	(44,781)	35,308	(9,473)	544	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	9/18/2029		3,312,400	34,171	(16,071)	18,100	2,461	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	9/20/2033		1,665,500	(23,460)	53,475	30,015	4,377	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	3/20/2034		1,291,700	(4,830)	26,999	22,169	3,666	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	9/18/2034		578,500	7,641	1,745	9,386	1,760	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	6/18/2035		5,894,200	80,180	10,640	90,820	20,421	0
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	9/17/2030	CLP	1,336,400	13,736	(7,911)	5,825	1,589	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025	EUR	20,500	1,517	(1,189)	328	2	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	4/11/2027		226,800	(22,990)	15,305	(7,685)	43	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	4/12/2027		96,600	(9,973)	6,627	(3,346)	18	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	5/11/2027		428,500	(45,037)	30,299	(14,738)	62	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	5/13/2027		491,000	(45,034)	32,144	(12,890)	77	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	5/18/2027		235,750	(21,680)	15,427	(6,253)	35	0
Pay	6-Month EUR-EURIBOR	1.750	Annual	9/21/2027		721,700	(30,289)	23,608	(6,681)	172	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/9/2028		126,800	3,508	4,638	8,146	107	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		121,000	3,826	4,431	8,257	101	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	3/21/2029		9,616,100	25,497	397,939	423,436	8,443	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	4/16/2029		112,300	(182)	2,672	2,490	112	0
Pay	6-Month EUR-EURIBOR	2.860	Annual	4/24/2029		91,600	(138)	2,550	2,412	92	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	5/2/2029		112,700	(163)	2,739	2,576	111	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	5/6/2029		114,400	(175)	3,017	2,842	113	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	6/12/2029		89,800	(155)	2,883	2,728	88	0
Receive	6-Month EUR-EURIBOR	2.700	Annual	8/13/2029		69,000	(104)	(1,139)	(1,243)	0	(71)
Receive	6-Month EUR-EURIBOR	2.650	Annual	8/14/2029		92,500	(126)	(1,325)	(1,451)	0	(95)
Receive	6-Month EUR-EURIBOR	2.300	Annual	9/25/2029		116,300	(197)	264	67	0	(123)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/7/2029		116,900	(219)	(1,636)	(1,855)	0	(141)
Receive	6-Month EUR-EURIBOR	2.280	Annual	3/4/2030		74,900	(102)	(675)	(777)	0	(93)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	2.950%	Annual	3/20/2030	EUR	2,341,400	$23,882	$87,640	$111,522	$3,041	$0
Receive	6-Month EUR-EURIBOR	2.400	Annual	4/9/2030		122,000	(249)	(90)	(339)	0	(172)
Receive	6-Month EUR-EURIBOR	2.350	Annual	4/29/2030		98,600	(185)	143	(42)	0	(137)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	3/18/2031		922,700	4,543	(1,757)	2,786	1,549	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	3/9/2033		252,900	(6,296)	10,241	3,945	613	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	8/21/2033		68,000	2,684	1,419	4,103	182	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/3/2033		202,700	8,465	9,084	17,549	582	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	3/4/2034		68,000	(210)	2,326	2,116	191	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	3/5/2034		69,500	(220)	2,310	2,090	195	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	4/29/2034		67,700	(191)	1,375	1,184	199	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	8/19/2034		69,400	(183)	379	196	0	(203)
Receive	6-Month EUR-EURIBOR	2.580	Annual	8/29/2034		70,000	(195)	454	259	0	(200)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/1/2034		70,100	(188)	815	627	0	(210)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		61,000	(161)	(486)	(647)	182	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	1/8/2035		73,400	(175)	(1,869)	(2,044)	218	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	2/12/2035		74,200	(199)	955	756	0	(225)
Pay	6-Month EUR-EURIBOR	2.420	Annual	3/7/2035		72,900	(183)	(444)	(627)	221	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	3/13/2035		115,200	(299)	(229)	(528)	351	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	3/24/2035		73,000	(199)	981	782	225	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	3/27/2035		73,000	(189)	288	99	223	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	4/1/2035		72,900	(185)	(1,227)	(1,412)	227	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	4/9/2035		73,200	(256)	1,266	1,010	0	(233)
Receive	6-Month EUR-EURIBOR	2.520	Annual	4/9/2035		73,300	(280)	1,215	935	0	(234)
Receive	6-Month EUR-EURIBOR	2.550	Annual	4/16/2035		73,700	(275)	971	696	0	(235)
Receive	6-Month EUR-EURIBOR	2.530	Annual	4/23/2035		113,100	(444)	1,735	1,291	0	(359)
Receive	6-Month EUR-EURIBOR	2.450	Annual	5/5/2035		73,900	(252)	1,735	1,483	0	(232)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	3/18/2036		274,400	140	243	383	919	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	3/20/2050		62,400	(3,236)	(1,311)	(4,547)	410	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	6/17/2050		626,000	(58,467)	412,178	353,711	0	(2,822)
Receive	6-Month EUR-EURIBOR	0.500	Annual	6/17/2050		2,557,071	9,381	1,299,597	1,308,978	0	(12,120)
Pay	6-Month EUR-EURIBOR	0.500	Annual	9/21/2052		400	(190)	(25)	(215)	2	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/9/2052		3,771,700	54,146	436,157	490,303	0	(3,234)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	3/18/2056		2,770	14	37	51	22	0
Pay	28-Day MXN-TIIE	8.410	Lunar	12/11/2025	MXN	8,240,000	(25)	626	601	0	(16)
Pay	28-Day MXN-TIIE	8.780	Lunar	12/15/2025		1,750,000	(4)	215	211	0	(3)
Pay	28-Day MXN-TIIE	8.556	Lunar	12/18/2025		1,337,800	(3)	128	125	0	(3)
Receive	28-Day MXN-TIIE	9.328	Lunar	12/18/2025		2,978,000	5	(575)	(570)	3	0
Receive	28-Day MXN-TIIE	8.103	Lunar	12/22/2025		1,486,300	5	(74)	(69)	4	0
Pay(6)	28-Day MXN-TIIE	8.410	Lunar	2/5/2026		8,240,000	(10,479)	11,174	695	19	0
Pay(6)	28-Day MXN-TIIE	8.556	Lunar	7/27/2028		1,337,800	(688)	2,858	2,170	27	0
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029		1,164,600	0	4,223	4,223	61	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		851,700	0	3,036	3,036	46	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		1,043,200	0	4,021	4,021	56	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,058,100	0	4,110	4,110	57	0
Pay	28-Day MXN-TIIE	9.108	Lunar	3/13/2030		4,434,100	0	17,430	17,430	259	0
Receive(6)	28-Day MXN-TIIE	9.328	Lunar	5/29/2031		2,978,000	0	(12,332)	(12,332)	0	(199)
Pay(6)	28-Day MXN-TIIE	8.780	Lunar	1/30/2034		1,750,000	129	5,066	5,195	69	0
Receive(6)	28-Day MXN-TIIE	8.103	Lunar	1/4/2038		1,486,300	4,285	(4,071)	214	0	(194)
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	2,416,000	(10,821)	20,705	9,884	91	0
Pay	CAONREPO	2.625	Semi-Annual	3/19/2027		172,700	(4,292)	4,856	564	30	0
Pay	CAONREPO	3.000	Semi-Annual	3/19/2027		376,200	(6,203)	8,918	2,715	64	0
Pay	CAONREPO	2.750	Semi-Annual	12/17/2027		132,800	(3,112)	3,938	826	32	0
Pay	CAONREPO	3.400	Semi-Annual	6/20/2029		34,700	(109)	1,009	900	20	0
Receive	CAONREPO	1.000	Semi-Annual	6/16/2047		14,000	4,098	(502)	3,596	0	(57)
Receive	CAONREPO	1.300	Semi-Annual	6/16/2047		340,700	89,216	(13,507)	75,709	0	(1,013)
Pay	UKRPI	4.000	Maturity	9/15/2031	GBP	105,100	(17,065)	2,217	(14,848)	335	0
Pay	UKRPI	4.055	Maturity	9/15/2031		97,100	(15,050)	2,148	(12,902)	312	0
Pay	UKRPI	4.066	Maturity	9/15/2031		188,200	(28,892)	4,202	(24,690)	605	0
Pay	UKRPI	4.020	Maturity	10/15/2031		136,900	(21,740)	3,127	(18,613)	521	0
Pay	UKRPI	4.140	Maturity	10/15/2031		263,700	(37,627)	6,613	(31,014)	1,015	0
Pay	UKRPI	4.400	Maturity	10/15/2031		119,600	(12,820)	3,588	(9,232)	472	0
Pay	UKRPI	4.250	Maturity	11/15/2031		267,100	(32,869)	7,846	(25,023)	1,504	0

							$1,690,901	$7,375,497	$9,066,398	$123,264	$(67,694)

							$2,041,400	$7,633,980	$9,675,380	$127,803	$(70,460)

52	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$93,037	$128,115	$221,152	$0	$(27,660)	$(71,656)	$(99,316)

(p)

Securities with an aggregate market value of $4,798,042 and cash of $46,085 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $312 and liablity of $(1,196) for closed swap aggreements is outstanding at period end.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025		$436,085	AUD	664,055	$3,320	$0
	10/2025		1,607,035	CAD	2,235,707	0	(500)
	10/2025		1,022	NZD	1,757	0	(3)
	11/2025	AUD	664,055		$436,293	0	(3,320)
	11/2025	CAD	2,232,171		1,607,035	503	0

BOA	10/2025	BRL	188,451		35,215	0	(193)
	10/2025	EUR	657,558		768,698	0	(3,309)
	10/2025	JPY	5,592,481		37,338	0	(478)
	10/2025	PEN	85,403		24,040	0	(556)
	10/2025	SGD	292,769		227,757	796	0
	10/2025		$35,432	BRL	188,451	0	(24)
	10/2025		8,403	CHF	6,727	47	0
	10/2025		48,588	ILS	163,372	735	0
	10/2025		109,169	INR	9,656,585	0	(562)
	10/2025		34,096	JPY	5,032,975	28	(91)
	10/2025		91,286	KRW	126,384,833	0	(1,209)
	10/2025		11,526	NZD	20,018	79	0
	10/2025		26,058	PLN	93,765	0	(267)
	11/2025	NZD	20,018		$11,541	0	(79)
	11/2025		$35,432	BRL	188,451	180	0
	11/2025		30,222	ILS	101,047	287	0
	11/2025		37,338	JPY	5,573,118	479	0
	11/2025		538	ZAR	9,370	3	0
	12/2025	PEN	196,157		$54,646	0	(1,725)
	12/2025		$58,329	MXN	1,097,692	1,127	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	53

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2025	BRL	6,220,955		$1,038,885	$0	$(129,974)
	10/2025	CNH	2,305,234		323,674	125	0
	10/2025	EUR	83,209		97,826	232	(98)
	10/2025	IDR	7,093,044,953		428,952	4,293	(551)
	10/2025	INR	10,523,480		119,458	1,079	0
	10/2025	JPY	7,865,135		52,935	0	(249)
	10/2025	SEK	1,155		123	0	0
	10/2025	SGD	119,339		93,138	624	0
	10/2025	TWD	17,127,818		569,631	7,766	(772)
	10/2025		$1,153,789	BRL	6,220,955	15,478	(409)
	10/2025		41,069	EUR	34,794	0	(219)
	10/2025		257,175	IDR	4,248,991,209	0	(2,512)
	10/2025		452,456	KRW	625,315,380	0	(6,888)
	10/2025		1,568	NZD	2,659	0	(27)
	10/2025		316,781	PLN	1,152,984	460	(107)
	10/2025		43,511	TRY	1,855,645	866	0
	10/2025		9,708	TWD	295,797	1	0
	11/2025	IDR	1,279,589,421		$76,570	0	(77)
	11/2025	INR	7,756,259		87,140	3	(7)
	11/2025	KRW	67,104,927		47,870	18	0
	11/2025		$16,555	BRL	88,675	0	(28)
	11/2025		93,804	ILS	315,214	1,366	0
	11/2025		52,935	JPY	7,837,820	248	0
	11/2025		11,061	TRY	484,447	72	0
	12/2025	TWD	10,633,674		$351,887	873	0
	12/2025		$514	HUF	170,734	0	(2)
	12/2025		101,426	IDR	1,706,414,126	631	0
	01/2026	TWD	292,952		$9,708	2	0
	04/2026	BRL	2,129,246		372,743	0	(10,263)
	05/2026		$28,265	KWD	8,614	59	(3)
	06/2026		20,378		6,224	90	0
	07/2026		12,688		3,875	59	0
	06/2027		9,877		2,996	0	(10)
	05/2029	KWD	42,498		$146,100	5,408	0
	07/2029		5,643		19,410	717	0
	05/2030		31,578		108,748	3,761	0
	08/2030		7,815		26,350	342	0

BRC	10/2025	CAD	748,484		542,067	4,222	0
	10/2025	CHF	436,065		546,310	0	(1,476)
	10/2025	EUR	2,973,925		3,478,589	0	(12,950)
	10/2025	GBP	1,708,049		2,296,593	0	(561)
	10/2025	IDR	49,384,142		3,008	48	0
	10/2025	TRY	266,001		6,393	0	(5)
	10/2025	TWD	1,382,016		46,383	975	0
	10/2025		$1,759	CAD	2,427	0	(15)
	10/2025		583,378	CHF	467,823	4,303	0
	10/2025		8,249,769	EUR	7,037,250	12,320	0
	10/2025		103,571	GBP	76,490	0	(699)
	10/2025		44	KRW	61,325	0	(1)
	10/2025		17,040	MXN	318,790	334	0
	10/2025		9	NOK	87	0	0
	10/2025		114,017	PLN	416,893	662	0
	10/2025		766,746	TRY	33,053,942	17,787	0
	10/2025		395,843	ZAR	6,985,759	8,159	0
	11/2025	AUD	1,797,957		$1,188,538	0	(1,731)
	11/2025	EUR	7,037,251		8,266,398	0	(12,225)
	11/2025	NOK	—		9	0	0
	11/2025	PEN	234,591		63,914	0	(3,584)
	11/2025	TRY	263		6	0	0
	11/2025		$546,310	CHF	434,336	1,479	0
	11/2025		364,982	TRY	15,887,723	4,492	0
	11/2025	ZAR	579,088		$32,889	0	(528)
	12/2025		$7,224	MXN	133,576	11	0
	12/2025		79,598	TRY	3,493,366	252	0

BSH	10/2025	BRL	5,422,620		$1,019,558	699	0
	10/2025	PEN	315,800		85,586	0	(5,343)
	10/2025		$994,819	BRL	5,422,620	24,040	0
	10/2025		3,399	NZD	5,869	4	0
	10/2025		53,144	PEN	184,320	0	(57)
	11/2025	NZD	5,869		$3,403	0	(4)
	11/2025	PEN	723,935		198,753	0	(9,557)

54	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025	MXN	720,339		$37,791	$0	$(1,226)
	12/2025	PEN	342,142		94,781	0	(3,589)
	01/2026		623,303		174,887	0	(4,159)
	02/2026		194,890		54,949	0	(976)
	04/2026	BRL	4,043,727		711,961	0	(15,420)
	05/2026	PEN	210,613		58,681	0	(1,575)

CBK	10/2025	AUD	935,650		611,579	0	(7,540)
	10/2025	BRL	2,040,059		381,319	0	(1,988)
	10/2025	CAD	6,836		4,905	0	(7)
	10/2025	CNH	43,918		6,184	20	0
	10/2025	DKK	15,358		2,399	0	(17)
	10/2025	EUR	1,247,856		1,457,977	0	(7,069)
	10/2025	GBP	628,146		849,041	4,247	0
	10/2025	IDR	4,296,318,648		259,806	2,761	(453)
	10/2025	INR	14,014,332		157,801	183	0
	10/2025	KRW	344,658,499		249,088	3,445	0
	10/2025	MXN	4,539,282		239,769	0	(7,625)
	10/2025	NOK	680		67	0	(1)
	10/2025	PEN	1,306,880		360,307	0	(15,947)
	10/2025	SGD	1,047,949		816,871	4,476	0
	10/2025	THB	498,633		15,453	43	0
	10/2025	TWD	22,097,990		745,643	19,583	0
	10/2025		$33,565	AUD	50,765	134	(107)
	10/2025		374,627	BRL	2,040,059	8,836	(155)
	10/2025		24	CHF	19	0	0
	10/2025		197,398	EUR	167,939	128	(358)
	10/2025		302,836	GBP	223,430	31	(2,376)
	10/2025		1,515	HKD	11,777	0	(1)
	10/2025		198,019	IDR	3,259,059,805	0	(2,688)
	10/2025		964,859	INR	84,986,423	0	(9,020)
	10/2025		864	NOK	8,614	0	0
	10/2025		66,914	PEN	234,840	721	0
	10/2025		124,923	SEK	1,184,015	843	0
	10/2025		1,919,330	SGD	2,476,711	676	0
	10/2025		282,043	TWD	8,584,650	199	(293)
	10/2025	ZAR	1,215,842		$70,208	0	(194)
	11/2025	NOK	8,612		864	0	0
	11/2025	PEN	351,795		95,679	0	(5,529)
	11/2025	SGD	2,470,295		1,919,330	0	(717)
	11/2025		$4,905	CAD	6,826	7	0
	11/2025		64,746	ILS	216,999	771	0
	11/2025		157,801	INR	14,041,789	0	(184)
	11/2025		2,414	ZAR	42,316	28	0
	12/2025	PEN	1,165,664		$326,039	0	(9,049)
	12/2025	TWD	5,121,561		169,394	394	(61)
	12/2025		$104,871	IDR	1,762,298,939	529	0
	01/2026	PEN	97,741		$27,351	0	(715)
	01/2026	TWD	3,398,269		112,649	58	0
	01/2026		$381,319	BRL	2,084,178	1,613	0
	02/2026	PEN	28,824		$8,064	0	(209)
	03/2026	CLP	33,004		34	0	0
	03/2026	PEN	587,826		166,550	0	(1,977)

DUB	10/2025	CNH	4,939,681		694,721	1,418	0
	10/2025	IDR	2,528,685,319		154,287	2,733	0
	10/2025	INR	22,755,123		256,147	221	0
	10/2025	KRW	352,425,967		254,517	3,338	0
	10/2025	SGD	83,809		65,471	501	0
	10/2025		$161,901	ILS	553,183	5,109	0
	10/2025		230,839	INR	20,412,933	0	(1,241)
	10/2025		1,006	NZD	1,713	0	(13)
	11/2025	ILS	552,900		$161,901	0	(5,032)
	11/2025	INR	1,813,312		20,376	22	0
	11/2025		$256,147	INR	22,800,349	0	(215)
	11/2025	ZAR	661,864		$37,608	0	(585)
	12/2025	PEN	242,057		67,688	0	(1,893)
	01/2026		131,735		37,004	0	(843)

FAR	10/2025	BRL	3,399,733		638,922	337	(193)
	10/2025	CHF	78,140		98,074	0	(87)
	10/2025	CNH	2,153,705		303,339	1,058	0
	10/2025	PEN	184,320		50,000	0	(2,615)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	55

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	SGD	854,874		$666,430	$3,712	$0
	10/2025	THB	658,759		20,473	115	0
	10/2025		$598,488	BRL	3,399,733	40,289	0
	10/2025		4,822,060	GBP	3,585,551	145	0
	10/2025		674,555	INR	59,561,870	0	(4,665)
	10/2025		1,708,983	JPY	251,240,530	0	(10,092)
	10/2025		309,898	PLN	1,131,178	1,266	0
	10/2025		7,741	ZAR	136,926	178	0
	11/2025	GBP	3,585,551		$4,822,917	0	(136)
	11/2025	PEN	173,037		46,822	0	(2,954)
	11/2025		$82,458	BRL	443,255	158	0
	11/2025		98,074	CHF	77,831	88	0
	12/2025	MXN	6,612		$350	0	(8)
	12/2025	PEN	44,810		12,637	0	(244)
	12/2025		$281,141	MXN	5,326,901	7,386	0
	01/2026		64,479	BRL	350,633	0	(57)

GLM	10/2025	BRL	15,901,723		$2,812,598	140	(175,324)
	10/2025	CHF	16,833		21,051	0	(95)
	10/2025	CNH	169,780		23,886	57	0
	10/2025	IDR	1,734,666,185		104,031	67	0
	10/2025	ILS	86,383		25,770	0	(309)
	10/2025	KRW	1,408,733		997	0	(6)
	10/2025	SGD	32,033		25,000	167	0
	10/2025		$2,955,550	BRL	15,901,723	33,406	(1,174)
	10/2025		108,071	IDR	1,786,681,811	12	(994)
	10/2025		126,432	INR	11,094,449	0	(1,654)
	10/2025		998	KRW	1,408,733	6	0
	10/2025		19,004	MXN	355,873	391	0
	10/2025		4	THB	124	0	0
	11/2025	GBP	65,077		$87,615	78	0
	11/2025	ILS	233,575		68,947	0	(1,574)
	11/2025		$54,002	BRL	288,900	0	(156)
	11/2025		16,514	ILS	55,055	109	0
	11/2025		180,981	TRY	7,880,460	1,275	0
	12/2025	IDR	37,676,924		$2,240	0	(13)
	12/2025	MXN	130,997		6,900	0	(196)
	12/2025	PEN	199,927		56,662	0	(808)
	12/2025		$2,195,360	BRL	12,089,900	43,842	0
	12/2025		101,208	IDR	1,692,192,242	0	(1)
	01/2026		587,553	BRL	3,195,113	0	(504)
	02/2026	PEN	139,039		$39,648	0	(250)
	04/2026	BRL	8,292,700		1,462,014	178	(29,845)

IND	10/2025	AUD	1,661,610		1,085,720	0	(13,767)
	10/2025	IDR	790,579		48	1	0
	10/2025		$2,614	DKK	16,715	15	0
	11/2025	DKK	16,676		$2,614	0	(15)

JPM	10/2025	BRL	6,515,312		1,223,080	573	(1,658)
	10/2025	CAD	217,489		157,364	1,081	0
	10/2025	EUR	474,500		554,945	0	(2,143)
	10/2025	GBP	4,592,127		6,201,062	25,112	0
	10/2025	IDR	5,211,699,657		312,157	0	(215)
	10/2025	KRW	55,552,445		39,813	241	0
	10/2025	SGD	151,674		117,992	411	0
	10/2025	TRY	308,028		7,397	0	(6)
	10/2025	TWD	73,504		2,467	52	0
	10/2025		$10,727	AUD	16,232	14	0
	10/2025		1,189,011	BRL	6,515,312	35,154	0
	10/2025		1,821	DKK	11,591	3	0
	10/2025		127,397	GBP	94,769	58	0
	10/2025		425,787	IDR	7,082,187,346	186	(1,368)
	10/2025		51,761	ILS	173,783	705	0
	10/2025		39,836	KRW	55,552,445	0	(243)
	10/2025		60,481	PLN	222,257	657	0
	10/2025		37,043	TRY	1,584,398	744	0
	10/2025		25,303	TWD	768,430	0	(55)
	11/2025	DKK	11,564		$1,821	0	(3)
	11/2025	GBP	34,023		45,762	0	(4)
	11/2025		$2,860	TRY	123,927	12	0
	11/2025	ZAR	634,453		$35,967	0	(644)
	12/2025		$387,916	BRL	2,102,968	1,581	0

56	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025		$55,906	MXN	1,044,317	$659	$0

MBC	10/2025	CAD	1,507		$1,097	14	0
	10/2025	CHF	17,665		22,143	0	(48)
	10/2025	CNH	2,513,715		353,657	847	0
	10/2025	EUR	376,352		444,659	2,802	0
	10/2025	GBP	1,341,594		1,805,587	1,277	0
	10/2025	IDR	258,948,412		15,731	202	0
	10/2025	JPY	3,343,892		22,479	0	(132)
	10/2025	KRW	620,032,384		444,593	2,769	0
	10/2025	SGD	293,068		228,681	1,487	0
	10/2025	THB	1,836,493		57,062	307	0
	10/2025		$4,234	AUD	6,344	0	(36)
	10/2025		7,795	CAD	10,776	0	(52)
	10/2025		85,581	CHF	67,325	0	(1,007)
	10/2025		250,629	CNH	1,785,354	0	(47)
	10/2025		70,840	EUR	60,311	0	(32)
	10/2025		468,038	GBP	347,431	549	(1,327)
	10/2025		7,119	JPY	1,053,761	41	(35)
	10/2025		318,901	KRW	445,308,496	0	(1,523)
	10/2025		9	NOK	89	0	0
	10/2025		33,761	NZD	57,563	0	(389)
	10/2025		94,259	SEK	902,525	1,608	0
	10/2025		65,910	THB	2,133,836	34	0
	11/2025	CNH	1,781,119		$250,629	41	0
	11/2025	NOK	—		9	0	0
	11/2025		$195,933	GBP	145,731	95	0
	11/2025		18,312	ILS	60,935	85	0
	11/2025		31,192	JPY	4,616,459	133	0
	11/2025	ZAR	365,236		$21,070	0	(6)
	12/2025	PEN	43,751		12,170	0	(406)
	12/2025	TWD	9,114,000		300,000	0	(850)
	12/2025		$290,791	MXN	5,461,132	5,006	0

MYI	10/2025	BRL	265,800		$43,710	0	(6,231)
	10/2025	CAD	4,234		3,067	24	0
	10/2025	CNH	2,537,786		356,642	453	0
	10/2025	EUR	1,486,893		1,739,186	0	(6,502)
	10/2025	GBP	23,678		31,997	153	0
	10/2025	IDR	1,046,908,133		63,595	826	0
	10/2025	JPY	122,500,269		820,552	0	(7,796)
	10/2025		$49,976	BRL	265,800	0	(34)
	10/2025		4,931	IDR	81,316,870	0	(57)
	10/2025		19,533	JPY	2,882,339	0	(43)
	10/2025		—	NOK	3	0	0
	10/2025		172,714	PLN	625,230	0	(742)
	10/2025		137,111	TWD	4,130,889	0	(1,385)
	11/2025		$820,556	JPY	122,076,295	7,799	0
	12/2025	PEN	203,244		$58,202	0	(222)
	12/2025	TWD	4,104,015		137,111	1,639	0
	12/2025		$111,921	MXN	2,109,084	2,316	0

NGF	10/2025	KRW	296,034,160		$212,852	1,864	0
	10/2025		$94,903	IDR	1,570,882,172	0	(749)
	10/2025		99,376	TRY	4,305,074	1,739	0
	11/2025		97,168		4,238,339	1,140	0
	12/2025		34,487		1,512,287	111	0

RBC	12/2025		49,293	MXN	920,250	552	0

RYL	10/2025	GBP	372		$504	3	0

SCX	10/2025	CNH	1,845,646		259,738	694	0
	10/2025	DKK	12,947		2,015	0	(21)
	10/2025	GBP	490,556		661,403	1,655	0
	10/2025	IDR	2,181,386,628		130,645	0	(100)
	10/2025	INR	16,310,669		183,477	31	0
	10/2025	SEK	708,492		74,934	0	(322)
	10/2025	SGD	135,108		105,506	767	0
	10/2025	TWD	13,157,893		444,026	11,705	0
	10/2025		$514,260	IDR	8,419,250,128	0	(9,644)
	10/2025		225,641	INR	19,924,470	0	(1,530)
	10/2025		109,271	JPY	16,066,289	0	(631)
	10/2025		32,278	NZD	54,992	0	(397)
	10/2025		29,734	SEK	279,975	5	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	SGD	532,437		$413,949	$111	$0
	11/2025		$162,396	INR	14,466,435	0	(12)
	11/2025		101	JPY	14,831	0	0
	12/2025	PEN	25,190		$7,053	0	(188)
	12/2025		$130,645	IDR	2,186,899,865	149	0
	12/2025		57,682	MXN	1,068,700	203	0

SOG	10/2025	BRL	308,987		$58,113	57	0
	10/2025	EUR	12,778	GBP	11,037	0	(158)
	10/2025	GBP	11,052	EUR	12,647	0	(16)
	10/2025		7,866		$10,630	51	0
	10/2025	JPY	266,774,737		1,792,841	0	(11,093)
	10/2025	NZD	147,320		85,833	424	0
	10/2025	PEN	184,096		53,080	57	0
	10/2025	SEK	1,642,421		173,860	0	(598)
	10/2025		$58,096	BRL	308,987	0	(40)
	10/2025		891,499	JPY	131,105,526	0	(4,962)
	10/2025		1,276	KRW	1,770,654	0	(14)
	10/2025		29	NOK	292	0	0
	10/2025		113,540	PEN	397,862	1,030	0
	11/2025	EUR	12,647	GBP	11,072	16	0
	11/2025	NOK	871		$29	0	0
	11/2025	PEN	60,234		16,925	0	(398)
	11/2025		$458,113	BRL	2,555,522	18,272	(76)
	11/2025		1,792,841	JPY	265,852,141	11,106	0
	12/2025	PEN	523,593		$148,702	0	(1,808)
	12/2025		$669	MXN	12,402	3	0
	01/2026	PEN	364,963		$101,880	0	(2,924)
	03/2026	CLP	15,266,995		15,748	0	(120)
	03/2026	PEN	184,974		52,569	0	(454)

SSB	10/2025		$8,392	CHF	6,736	70	0
	11/2025	CHF	74		$93	0	0
	11/2025	GBP	4,455,624		5,981,257	0	(12,162)

UAG	10/2025	CAD	1,270,360		918,535	5,680	0
	10/2025	GBP	90,004		121,493	446	0
	10/2025	ILS	859,541		257,723	0	(1,779)
	10/2025	NOK	8,404		826	0	(16)
	10/2025		$40,977	AUD	61,908	0	(12)
	10/2025		12,842	ILS	43,944	425	0
	10/2025		5,078	INR	448,380	0	(35)
	10/2025		1,639	NZD	2,749	0	(45)
	10/2025		202,334	PLN	734,627	169	(440)
	10/2025		65,920	THB	2,133,303	8	0
	10/2025		63,404	ZAR	1,095,387	23	0
	10/2025	ZAR	1,095,905		$63,404	0	(23)
	11/2025	ILS	43,922		12,842	0	(419)
	11/2025		$4,012	TRY	189,086	383	0
	11/2025	ZAR	629,903		$35,732	0	(616)
	12/2025	MXN	4,216,219		221,175	0	(7,193)
	12/2025		$366	HUF	121,254	0	(3)
	12/2025		1,113	MXN	20,957	23	0

Total Forward Foreign Currency Contracts						$486,210	$(666,270)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	174,900	$28,054	$9,950
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	285,300	45,762	87,247

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	122,300	19,813	6,819
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	177,300	28,722	55,666

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	140,900	18,592	1,997
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	158,900	20,967	43,105
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	141,400	22,426	7,951
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	159,400	25,281	48,866

Total Purchased Options							$209,617	$261,601

58	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
UAG	Put - OTC USD versus TRY	TRY	41.600	11/12/2025	23,600	$(898)	$(19)
	Call - OTC USD versus TRY		56.900	11/12/2025	23,600	(658)	(81)

						$(1,556)	$(100)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Cap	0.022%	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	$(10,445)	$(9,336)

MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,592)	(16,170)

NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(23,456)

FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(57)

MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(183)

NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(333)

						$(137,849)	$(49,535)

Total Written Options						$(139,405)	$(49,635)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
BOA	Israel Government International Bonds	1.000%	Quarterly	06/20/2029	0.631%		$	9,400	$(101)	$224	$123	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394			10,600	(464)	544	80	0

BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			47,700	(2,287)	2,353	66	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025			3,100	(276)	275	0	(1)

BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766			140,500	(6,441)	6,870	429	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631			14,000	(223)	407	184	0

CBK	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			6,100	(219)	227	8	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.410			67,700	(340)	1,027	687	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745			4,300	(57)	106	49	0

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦		50,500	0	3,041	3,041	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		135,639	0	1,739	1,739	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦		74,760	0	993	993	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394			17,500	(769)	901	132	0

GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			59,100	(2,190)	2,271	81	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025			25,400	(2,264)	2,257	0	(7)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.638			18,800	2,628	(1,233)	1,395	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2026	0.349			6,800	30	25	55	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631			19,200	(261)	513	252	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.682			73,400	(1,997)	2,930	933	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.406			1,560	(65)	85	20	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543			9,700	(102)	240	138	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872			84,000	(714)	812	98	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394			8,900	(400)	467	67	0

JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			8,800	(339)	351	12	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631			69,900	(845)	1,761	916	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.682			16,400	(472)	680	208	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745			4,500	(49)	100	51	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210			21,600	(169)	297	128	0

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			61,200	(2,202)	2,286	84	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025			70,400	(6,276)	6,257	0	(19)
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631			13,800	(234)	415	181	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.682			41,100	(1,057)	1,579	522	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2025	0.194			3,700	(51)	59	8	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.289			48,100	74	349	423	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.365			40,060	(136)	573	437	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.487			17,400	(337)	574	237	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543			82,600	(872)	2,046	1,174	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	59

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.394%	$	229,100	$(10,035)	$11,761	$1,726	$0

								$(39,512)	$56,162	$16,677	$(27)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.7-1 Index «	0.090%	Monthly	08/25/2037	$	28,682	$(21,626)	$17,669	$0	$(3,957)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		3,082	(2,212)	1,973	0	(239)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		249	(7)	7	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		320	(1)	1	0	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		2,888	(793)	566	0	(227)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		9,019	(6,823)	5,579	0	(1,244)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		16	(1)	1	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		736	(23)	23	0	0
	PRIMEX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037		987	29	(16)	13	0

CBK	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045		4,772	(2,326)	1,921	0	(405)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		69,269	(52,285)	42,728	0	(9,557)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		66	(3)	3	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		794	(29)	29	0	0

DUB	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		12,627	(9,531)	7,789	0	(1,742)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		10,287	(7,384)	6,585	0	(799)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		62,000	(1,006)	1,209	203	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		210	(5)	5	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		1,555	(156)	156	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		400	(8)	8	0	0

GST	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		5,183	(1,416)	1,009	0	(407)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		67,992	(30,839)	21,457	0	(9,382)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		20,717	(4,898)	3,290	0	(1,608)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		401,450	(4,763)	6,073	1,310	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		5,000	(8)	34	26	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		70,800	109	152	261	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		73	(3)	3	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		13,183	(14)	15	1	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		30,585	(1,222)	1,225	3	0
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058		11,066	(833)	835	2	0

JPM	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046		694	(293)	183	0	(110)
	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037		6	(3)	3	0	0
	ABX.HE.AA.7-2 Index «	1.920	Monthly	01/25/2038		150	(84)	47	0	(37)

JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		319,300	(5,507)	6,549	1,042	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		9,351	(415)	416	1	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		46,648	(417)	421	4	0

MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		4,089	(1,079)	758	0	(321)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		11	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		2,311	(160)	160	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		24,630	(1,925)	1,927	2	0

MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		40,166	(7,072)	3,918	0	(3,154)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		14,431	(10,881)	8,890	0	(1,991)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		7,706	(5,532)	4,934	0	(598)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		81,300	(1,373)	1,638	265	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		52	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		1,031	(77)	77	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		1,399	(139)	139	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		748	(31)	31	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		454,800	(1,564)	3,048	1,484	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		82,900	392	61	453	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		125,500	(139)	775	636	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		446	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		654	(36)	36	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		10,884	13	(12)	1	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		800	0	0	0	0

UAG	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046		20,680	(1)	(3,266)	0	(3,267)
	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037		21	0	(2)	0	(2)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		60,624	(6,183)	(2,182)	0	(8,365)

60	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
	ABX.HE.AAA.7-2 Index «	0.760%	Monthly	01/25/2038	$	42,472	$(13)	$(3,283)	$0	$(3,296)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		826	(49)	49	0	0

							$(190,646)	$145,645	$5,707	$(50,708)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Leveraged Loan Index	904,563	226.850%	Maturity	12/22/2025	$	205,200	$0	$(463)	$0	$(463)
	Receive	iBoxx USD Liquid Leveraged Loan Index	186,409	227.350%	Maturity	12/22/2025		42,380	0	(2)	0	(2)

JPM	Receive	iBoxx USD Liquid Leveraged Loan Index	298,631	227.371%	Maturity	12/22/2025		67,900	0	3	3	0
	Receive	iBoxx USD Liquid Leveraged Loan Index	298,769	227.500%	Maturity	12/22/2025		67,970	0	801	801	0

MYC	Receive	iBoxx USD Liquid Leveraged Loan Index	860,911	226.690%	Maturity	12/22/2025		195,160	0	(579)	0	(579)
	Receive	iBoxx USD Liquid Leveraged Loan Index	124,335	227.450%	Maturity	12/22/2025		28,280	0	327	327	0
	Receive	iBoxx USD Liquid Leveraged Loan Index	124,444	227.250%	Maturity	12/22/2025		28,280	0	(14)	0	(14)
	Receive	iBoxx USD Liquid Leveraged Loan Index	559,877	227.300%	Maturity	12/22/2025		127,260	0	(34)	0	(34)
	Receive	iBoxx USD Liquid Leveraged Loan Index	124,362	227.400%	Maturity	12/22/2025		28,280	0	5	5	0

									$0	$44	$1,136	$(1,092)

Total Swap Agreements									$(230,158)	$201,851	$23,520	$(51,827)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$3,823	$0	$0	$3,823	$(3,823)	$0	$0	$(3,823)	$0	$0	$0
BOA	3,761	0	203	3,964	(8,493)	0	(4,196)	(12,689)	(8,725)	7,640	(1,085)
BPS	44,573	0	66	44,639	(152,196)	0	(466)	(152,662)	(108,023)	105,129	(2,894)
BRC	55,044	0	626	55,670	(33,775)	0	(1,471)	(35,246)	20,424	(26,818)	(6,394)
BSH	24,743	0	0	24,743	(41,906)	0	0	(41,906)	(17,163)	15,319	(1,844)
CBK	49,726	0	744	50,470	(74,280)	0	(9,962)	(84,242)	(33,772)	23,819	(9,953)
DUB	13,342	97,197	6,108	116,647	(9,822)	0	(2,541)	(12,363)	104,284	(26,870)	77,414
FAR	54,732	0	0	54,732	(21,051)	(9,393)	0	(30,444)	24,288	(16,190)	8,098
GLM	79,728	62,485	0	142,213	(212,903)	0	0	(212,903)	(70,690)	118,406	47,716
GST	0	0	4,642	4,642	0	0	(11,404)	(11,404)	(6,762)	6,975	213
IND	16	0	0	16	(13,782)	0	0	(13,782)	(13,766)	7,066	(6,700)
JPM	67,243	0	2,119	69,362	(6,339)	0	(147)	(6,486)	62,876	(69,696)	(6,820)
JPS	0	0	1,047	1,047	0	0	0	0	1,047	(1,060)	(13)
MBC	17,297	0	0	17,297	(5,890)	0	0	(5,890)	11,407	(13,430)	(2,023)
MEI	0	0	2	2	0	0	(321)	(321)	(319)	159	(160)
MYC	0	101,919	5,389	107,308	0	(16,353)	(6,389)	(22,742)	84,566	1,953	86,519
MYI	13,210	0	0	13,210	(23,012)	0	0	(23,012)	(9,802)	8,772	(1,030)
NGF	4,854	0	0	4,854	(749)	(23,789)	0	(24,538)	(19,684)	21,195	1,511
RBC	552	0	0	552	0	0	0	0	552	(390)	162
RYL	3	0	0	3	0	0	0	0	3	0	3
SAL	0	0	2,574	2,574	0	0	0	0	2,574	(2,581)	(7)
SCX	15,320	0	0	15,320	(12,845)	0	0	(12,845)	2,475	(3,590)	(1,115)
SOG	31,016	0	0	31,016	(22,661)	0	0	(22,661)	8,355	(5,490)	2,865
SSB	70	0	0	70	(12,162)	0	0	(12,162)	(12,092)	(90)	(12,182)
UAG	7,157	0	0	7,157	(10,581)	(100)	(14,930)	(25,611)	(18,454)	19,561	1,107

Total Over the Counter	$486,210	$261,601	$23,520	$771,331	$(666,270)	$(49,635)	$(51,827)	$(767,732)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

(r)

Securities with an aggregate market value of $335,994 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$93,037	$93,037
Swap Agreements	0	4,851	0	0	123,264	128,115

	$0	$4,851	$0	$0	$216,301	$221,152

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$486,210	$0	$486,210
Purchased Options	0	0	0	0	261,601	261,601
Swap Agreements	0	22,384	0	0	1,136	23,520

	$0	$22,384	$0	$486,210	$262,737	$771,331

	$0	$27,235	$0	$486,210	$479,038	$992,483

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$27,660	$27,660
Swap Agreements	0	3,962	0	0	67,694	71,656

	$0	$3,962	$0	$0	$95,354	$99,316

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$666,270	$0	$666,270
Written Options	0	0	0	100	49,535	49,635
Swap Agreements	0	50,735	0	0	1,092	51,827

	$0	$50,735	$0	$666,370	$50,627	$767,732

	$0	$54,697	$0	$666,370	$145,981	$867,048

62	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$33,042	$33,042
Futures	0	0	0	0	612,990	612,990
Swap Agreements	0	207,409	0	0	255,220	462,629

	$0	$207,409	$0	$0	$901,252	$1,108,661

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,300,617)	$0	$(2,300,617)
Purchased Options	0	0	0	(29,918)	0	(29,918)
Written Options	0	0	0	5,827	73,364	79,191
Swap Agreements	0	125,942	0	0	(25,013)	100,929

	$0	$125,942	$0	$(2,324,708)	$48,351	$(2,150,415)

	$0	$333,351	$0	$(2,324,708)	$949,603	$(1,041,754)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$93	$93
Futures	0	0	0	0	(186,595)	(186,595)
Swap Agreements	0	175,213	0	0	168,665	343,878

	$0	$175,213	$0	$0	$(17,837)	$157,376

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$281,278	$0	$281,278
Purchased Options	0	0	0	0	9,183	9,183
Written Options	0	0	0	(1,550)	14,404	12,854
Swap Agreements	0	(89,136)	0	0	4,344	(84,792)

	$0	$(89,136)	$0	$279,728	$27,931	$218,523

	$0	$86,077	$0	$279,728	$10,094	$375,899

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$747,430	$5,345,855	$6,093,285
Corporate Bonds & Notes
Banking & Finance	0	5,249,851	868,346	6,118,197
Industrials	0	6,053,304	4,386,525	10,439,829
Utilities	0	2,098,066	0	2,098,066
Municipal Bonds & Notes
California	0	27,401	0	27,401
Illinois	0	44,458	0	44,458
U.S. Government Agencies	0	122,045,541	0	122,045,541
U.S. Treasury Obligations	0	33,274,559	0	33,274,559
Non-Agency Mortgage-Backed Securities	0	56,345,195	4,033,043	60,378,238
Asset-Backed Securities
Automobile ABS Other	0	582,905	18,763	601,668
Automobile Sequential	0	5,421,631	0	5,421,631
Casino Services	0	0	48,929	48,929
CMBS Other	0	617,178	0	617,178
Credit Card Other	0	390,096	0	390,096
Home Equity Other	0	8,448,961	625,419	9,074,380
Home Equity Sequential	0	168,820	0	168,820
Manufacturing House ABS Other	0	10,616	0	10,616
Manufacturing House Sequential	0	92,187	0	92,187
Whole Loan Collateral	0	1,139,844	0	1,139,844
Other ABS	42,100	21,516,904	1,894,922	23,453,926
Sovereign Issues	256,400	14,618,067	0	14,874,467

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Common Stocks
Communication Services	$4,169	$0	$94,987	$99,156
Consumer Staples	0	0	14	14
Financials	10,830	0	0	10,830
Industrials	0	0	6,405	6,405
Warrants
Financials	0	0	6,709	6,709
Preferred Securities
Banking & Finance	0	562,980	39,146	602,126
Industrials	0	272	0	272
Real Estate Investment Trusts
Real Estate	379,099	0	0	379,099
Short-Term Instruments
Repurchase Agreements	0	178,553	0	178,553
Short-Term Notes	0	22,792	0	22,792
Nigeria Treasury Bills	0	518,583	0	518,583
U.S. Treasury Bills	0	364,714	0	364,714

	$692,598	$280,540,908	$17,369,063	$298,602,569

Investments in Affiliates, at Value
Common Stocks
Communication Services	$106,273	$0	$30,849	$137,122
Financials	0	0	34,492	34,492
Health Care	0	0	269,438	269,438
Industrials	0	0	2	2

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,175,548	$0	$0	$23,175,548

	$23,281,821	$0	$334,781	$23,616,602

Total Investments	$23,974,419	$280,540,908	$17,703,844	$322,219,171

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(838,424)	$0	$(838,424)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	65,468	155,372	0	220,840

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Over the counter	$0	$765,545	$5,786	$771,331

	$65,468	$920,917	$5,786	$992,171

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18,614)	(79,506)	0	(98,120)
Over the counter	0	(717,024)	(50,708)	(767,732)

	$(18,614)	$(796,530)	$(50,708)	$(865,852)

Total Financial Derivative Instruments	$46,854	$124,387	$(44,922)	$126,319

Totals	$24,021,273	$279,826,871	$17,658,922	$321,507,066

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$3,394,550	$2,666,041	$(980,484)	$4,191	$(909)	$84,949	$198,640	$(21,123)	$5,345,855	$91,535
Corporate Bonds & Notes
Banking & Finance	1,005,883	90,165	(222,426)	642	12,361	(18,279)	0	0	868,346	(17,991)
Industrials	293,632	4,089,072	(193)	(8)	0	5,254	0	(1,232)	4,386,525	5,252
Non-Agency Mortgage-Backed Securities	2,495,470	3,648,700	(1,246,144)	1,599	2,124	1,201	0	(869,907)	4,033,043	(9,823)
Asset-Backed Securities
Automobile ABS Other	18,194	0	0	0	0	569	0	0	18,763	569
Casino Services	47,339	0	(1,384)	0	(99)	3,073	0	0	48,929	2,803
Home Equity Other	0	625,016	(3,690)	29	135	3,929	0	0	625,419	3,929
Other ABS	957,102	1,544,320	(239,687)	1,153	(10,938)	21,660	0	(378,688)	1,894,922	(12,155)
Common Stocks
Communication Services	0	0	0	0	0	94,987	0	0	94,987	94,987
Consumer Staples	13	0	0	0	0	1	0	0	14	1
Financials	268,858	0	(277,360)	0	0	8,528	0	(26)	0	(268,857)
Health Care	51	0	0	0	0	(51)	0	0	0	0
Industrials	8,430	0	0	0	0	(2,025)	0	0	6,405	(2,025)
Warrants
Financials	362	7,281	(2,132)	0	(36,271)	37,469	0	0	6,709	(573)
Preferred Securities
Banking & Finance	0	39,146	0	0	0	0	0	0	39,146	0

	$8,489,884	$12,709,741	$(2,973,500)	$7,606	$(33,597)	$241,265	$198,640	$(1,270,976)	$17,369,063	$(112,348)

Investments in Affiliates, at Value
Common Stocks
Communication Services	$17,735	$0	$0	$0	$0	$13,114	$0	$0	$30,849	$13,114
Financials	0	37,433	0	0	0	(2,941)	0	0	34,492	(2,941)
Health Care	279,018	0	0	0	0	(9,580)	0	0	269,438	(9,580)
Industrials	1	0	0	0	0	1	0	0	2	1
Utilities	114,834	0	(90,423)	0	46,346	(70,757)	0	0	0	0

	$411,588	$37,433	$(90,423)	$0	$46,346	$(70,163)	$0	$0	$334,781	$594

Financial Derivative Instruments - Assets
Over the counter	$5,291	$20	$(481)	$0	$(7)	$963	$0	$0	$5,786	$3,863

Financial Derivative Instruments - Liabilities
Over the counter	$(53,377)	$26,432	$(42,808)	$0	$79,968	$(60,923)	$0	$0	$(50,708)	$(7,213)

Totals	$8,853,386	$12,773,626	$(3,107,212)	$7,606	$92,710	$111,142	$198,640	$(1,270,976)	$17,658,922	$(115,104)

64	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)		Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$931,503	Comparable Companies	EBITDA Multiple	X	16.290		—
	43,300	Cost	Purchase Price		100.000		—
	3,301,140	Discounted Cash Flow	Discount Rate		3.832-50.000		5.707
	268,797	Indicative Market Quotation	Broker Quote		101.750		—
	447,500	Recent Transaction	Purchase Price		100.000		—
	353,615	Third Party Vendor	Broker Quote		40.500-100.500		92.041
Corporate Bonds & Notes
Banking & Finance	755,151	Discounted Cash Flow	Discount Rate		4.320-12.000		6.137
	53,318	Expected Recovery	Recovery Rate		100.000		—
	59,877	Recent Transaction	Purchase Price		100.000		—
Industrials	297,226	Discounted Cash Flow	Discount Rate		4.610-6.730		6.088
	4,089,299	Recent Transaction	Purchase Price		100.000		—
Non-Agency Mortgage-Backed Securities	425,937	Discounted Cash Flow	Discount Rate		5.102-10.000		7.021
	2,272,441	Proxy Pricing	Base Price		86.250-107.972		96.244
	1,334,665	Recent Transaction	Purchase Price		88.890-99.750		94.593
Asset-Backed Securities
Automobile ABS Other	18,763	Discounted Cash Flow	Discount Rate		8.000		—
Casino Services	48,929	Discounted Cash Flow	Discount Rate		6.124		—
Home Equity Other	543,961	Indicative Market Quotation	Broker Quote		97.063		—
	81,458	Proxy Pricing	Base Price		99.999		—
Other ABS	976,191	Discounted Cash Flow	Discount Rate		4.525-24.400		7.348
	688,784	Recent Transaction	Purchase Price		100.000		—
	229,947	Proxy Pricing	Base Price		100.000		—
Common Stocks
Communication Services	94,987	Discounted Cash Flow	Discount Rate		7.930		—
Consumer Staples	14	Indicative Market Quotation	Broker Quote		9.750		—
Industrials	6,405	Indicative Market Quotation	Broker Quote	$	0.375-21.667		19.853
Warrants
Financials	6,709	Option Pricing Model	Volatility		62.500		—
Preferred Securities
Banking & Finance	39,146	Recent Transaction	Purchase Price	$	1,000.000		—

Investments in Affiliates, at Value
Common Stocks
Communication Services	30,849	Reference Instrument	Stock Price w/ Liquidity Discount		12.000		—
Financials	34,492	Reference Instrument	Stock Price w/ Liquidity Discount		8.150		—
Health Care	269,438	Comparable Companies	EBITDA Multiple	X	16.290		—
Industrials	2	Expected Recovery	Price	$	0.000	(3)	—

Financial Derivative Instruments - Assets
Over the counter	5,786	Indicative Market Quotation	Broker Quote		0.819-6.009		3.608

Financial Derivative Instruments - Liabilities
Over the counter	(50,708)	Indicative Market Quotation	Broker Quote		75.000-92.000		87.163

Total	$17,658,922

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Input Value is 0.0001.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Income Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established MLM 766, LLC, a Delaware limited liability company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest

66	PIMCO INCOME FUND

September 30, 2025	(Unaudited)

has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Notes to Financial Statements	(Cont.)

important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11,

2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A

68	PIMCO INCOME FUND

September 30, 2025	(Unaudited)

foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically

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Notes to Financial Statements	(Cont.)

by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based

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upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced

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Notes to Financial Statements	(Cont.)

Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is

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also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated fund for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$10,612,398	$39,082,510	$(26,527,000)	$(1,922)	$9,562	$23,175,548	$403,447	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2025 (amounts in thousands†, except number of shares).

Security Name	Market Value at 03/31/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2025	Dividend Income	Shares Held at 09/30/2025

Amsurg Equity	$279,018	$0	$0	$0	$(9,580)	$269,438	$0	5,968,052

Clear Channel Outdoor Holdings, Inc.	56,458	0	0	0	23,905	80,363	0	50,862,666

iHeartMedia, Inc. ‘A’	14,896	0	0	0	11,014	25,910	0	9,028,024

iHeartMedia, Inc. ‘B’	17,735	0	0	0	13,114	30,849	0	12,214,441

Sierra Hamilton Holder LLC	1	0	0	0	1	2	0	15,369,768

Unity Bancorp, Inc.	0	37,434	0	0	(2,942)	34,492	0	6,136,182

Windstream Units	114,834	0	(90,424)	46,346	(70,756)	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks.

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Notes to Financial Statements	(Cont.)

When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of

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the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Fund invests in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2025, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential

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mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase

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agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as

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disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

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Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap

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agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

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Notes to Financial Statements	(Cont.)

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a

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heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Distribution Rate Risk is the risk that the Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of the Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

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Notes to Financial Statements	(Cont.)

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA

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securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A	Class C	Class R
0.25%	0.25%	0.35%	0.45%	(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

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Notes to Financial Statements	(Cont.)

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s

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average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of September 30, 2025, the amount waived and/or reimbursed was $709,277.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2026, for the Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Fund and will not be waived under the contractual waiver described above. For the period ended September 30, 2025, there were no waivers and/or reimbursements by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$873,274,306	$862,467,556	$24,530,736	$11,904,714

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,997,143	$21,441,791	3,554,132	$37,707,364

I-2	799,987	8,579,527	1,559,248	16,545,326

I-3	65,317	700,534	152,860	1,614,616

Administrative Class	3,951	42,290	9,965	105,836

Class A	137,847	1,477,922	302,084	3,206,798

Class C	34,335	368,804	87,218	927,452

Class R	6,513	70,434	7,530	79,900
Issued as reinvestment of distributions

Institutional Class	315,663	3,395,170	542,494	5,754,470

I-2	120,793	1,299,111	215,756	2,288,447

I-3	7,861	84,530	14,818	157,193

Administrative Class	786	8,453	1,522	16,140

Class A	34,538	371,384	69,499	736,922

Class C	7,947	85,441	16,982	180,050

Class R	1,302	14,005	2,565	27,202
Cost of shares redeemed

Institutional Class	(1,157,388)	(12,362,066)	(1,846,013)	(19,570,485)

I-2	(509,256)	(5,446,682)	(957,486)	(10,145,512)

I-3	(62,586)	(671,343)	(99,351)	(1,054,686)

Administrative Class	(5,139)	(54,961)	(9,238)	(97,818)

Class A	(153,611)	(1,644,926)	(331,898)	(3,517,101)

Class C	(56,801)	(607,401)	(114,600)	(1,214,966)

Class R	(4,078)	(43,625)	(8,164)	(86,514)

Net increase (decrease) resulting from Fund share transactions	1,585,124	$17,108,392	3,169,923	$33,660,634

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, two persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 32% of the Fund.

14. BASIS FOR CONSOLIDATION

The consolidated financial statements include the accounts of the Fund and the Subsidiary. Similarly, the Consolidated Schedule of Investments includes the portfolio holdings of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Subsidiary was formed on April 30, 2018, as a wholly-owned subsidiary of the Fund and acts as an investment vehicle in order to acquire residential mortgage loans consistent with the Fund’s investment objectives and policies. The net assets of the Subsidiary as of period end represented less than 0.0% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

88	PIMCO INCOME FUND

September 30, 2025	(Unaudited)

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2025, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$6,038,983	$5,196,479

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$329,573,193	$15,517,729	$(13,880,121)	$1,637,608

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	89

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BAR	Barclays PLC Corporate RRP/REPO trading	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

CBK	Citibank N.A.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar

BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona

CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

DKK	Danish Krone	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

HKD	Hong Kong Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	PRIME	Daily US Prime Rate

BISTREFI	Turkish Lira Overnight Reference Rate	CMBX	Commercial Mortgage-Backed Index	PRIMEX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	EUR001M	1 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate

BP0003M	3 Month GBP-LIBOR	EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	TSFR1M	Term SOFR 1-Month

CAONINDX	Bloomberg CORRA Compounded Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR3M	Term SOFR 3-Month

CAONREPO	Canadian Overnight Repo Rate Average	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index

CDX.EM	Credit Derivatives Index - Emerging Markets	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security

BBSW	Bank Bill Swap Reference Rate	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

CBO	Collateralized Bond Obligation	JIBAR	Johannesburg Interbank Agreed Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

90	PIMCO INCOME FUND

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0550	$0.0000	$0.0000	$0.0550

May 2025	$0.0550	$0.0000	$0.0000	$0.0550

June 2025	$0.0550	$0.0000	$0.0000	$0.0550

July 2025	$0.0550	$0.0000	$0.0000	$0.0550

August 2025	$0.0550	$0.0000	$0.0000	$0.0550

September 2025	$0.0550	$0.0000	$0.0000	$0.0550

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0541	$0.0000	$0.0000	$0.0541

May 2025	$0.0541	$0.0000	$0.0000	$0.0541

June 2025	$0.0541	$0.0000	$0.0000	$0.0541

July 2025	$0.0541	$0.0000	$0.0000	$0.0541

August 2025	$0.0541	$0.0000	$0.0000	$0.0541

September 2025	$0.0541	$0.0000	$0.0000	$0.0541

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0537	$0.0000	$0.0000	$0.0537

May 2025	$0.0537	$0.0000	$0.0000	$0.0537

June 2025	$0.0537	$0.0000	$0.0000	$0.0537

July 2025	$0.0537	$0.0000	$0.0000	$0.0537

August 2025	$0.0537	$0.0000	$0.0000	$0.0537

September 2025	$0.0536	$0.0000	$0.0000	$0.0536

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0528	$0.0000	$0.0000	$0.0528

May 2025	$0.0528	$0.0000	$0.0000	$0.0528

June 2025	$0.0528	$0.0000	$0.0000	$0.0528

July 2025	$0.0528	$0.0000	$0.0000	$0.0528

August 2025	$0.0528	$0.0000	$0.0000	$0.0528

September 2025	$0.0527	$0.0000	$0.0000	$0.0527

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0514	$0.0000	$0.0000	$0.0514

May 2025	$0.0515	$0.0000	$0.0000	$0.0515

June 2025	$0.0515	$0.0000	$0.0000	$0.0515

July 2025	$0.0514	$0.0000	$0.0000	$0.0514

August 2025	$0.0514	$0.0000	$0.0000	$0.0514

September 2025	$0.0514	$0.0000	$0.0000	$0.0514

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	91

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0448	$0.0000	$0.0000	$0.0448

May 2025	$0.0448	$0.0000	$0.0000	$0.0448

June 2025	$0.0448	$0.0000	$0.0000	$0.0448

July 2025	$0.0447	$0.0000	$0.0000	$0.0447

August 2025	$0.0447	$0.0000	$0.0000	$0.0447

September 2025	$0.0446	$0.0000	$0.0000	$0.0446

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0492	$0.0000	$0.0000	$0.0492

May 2025	$0.0492	$0.0000	$0.0000	$0.0492

June 2025	$0.0493	$0.0000	$0.0000	$0.0493

July 2025	$0.0492	$0.0000	$0.0000	$0.0492

August 2025	$0.0492	$0.0000	$0.0000	$0.0492

September 2025	$0.0491	$0.0000	$0.0000	$0.0491

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

92	PIMCO INCOME FUND

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	93

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

94	PIMCO INCOME FUND

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	95

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

96	PIMCO INCOME FUND

(Unaudited)

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	97

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in

98	PIMCO INCOME FUND

(Unaudited)

which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	99

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

100	PIMCO INCOME FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0766FSTMSAR_093025

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

PIMCO International Bond Fund (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged)

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead

2	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Fund, issuers in which it invests and other market participants and Fund service providers. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO International Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	04/27/18	01/28/97	01/20/97	01/20/97	12/31/02	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the

Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights	PIMCO International Bond Fund (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class

04/01/2025 - 09/30/2025+	$9.85	$0.19	$0.10	$0.29	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2025	9.91	0.40	0.06	0.46	(0.45)	(0.07)	0.00	(0.52)

03/31/2024	9.50	0.25	0.47	0.72	(0.31)	0.00	0.00	(0.31)

03/31/2023	10.30	0.22	(0.60)	(0.38)	(0.25)	(0.17)	0.00	(0.42)

03/31/2022	10.90	0.21	(0.64)	(0.43)	(0.17)	0.00	0.00	(0.17)

03/31/2021	10.45	0.20	0.51	0.71	(0.26)	0.00	0.00	(0.26)
I-2

04/01/2025 - 09/30/2025+	9.85	0.19	0.09	0.28	(0.21)	0.00	0.00	(0.21)

03/31/2025	9.91	0.39	0.06	0.45	(0.44)	(0.07)	0.00	(0.51)

03/31/2024	9.50	0.24	0.47	0.71	(0.30)	0.00	0.00	(0.30)

03/31/2023	10.30	0.21	(0.60)	(0.39)	(0.24)	(0.17)	0.00	(0.41)

03/31/2022	10.90	0.20	(0.65)	(0.45)	(0.15)	0.00	0.00	(0.15)

03/31/2021	10.45	0.19	0.51	0.70	(0.25)	0.00	0.00	(0.25)
I-3

04/01/2025 - 09/30/2025+	9.85	0.18	0.10	0.28	(0.21)	0.00	0.00	(0.21)

03/31/2025	9.91	0.38	0.07	0.45	(0.44)	(0.07)	0.00	(0.51)

03/31/2024	9.50	0.24	0.47	0.71	(0.30)	0.00	0.00	(0.30)

03/31/2023	10.30	0.20	(0.60)	(0.40)	(0.23)	(0.17)	0.00	(0.40)

03/31/2022	10.90	0.19	(0.64)	(0.45)	(0.15)	0.00	0.00	(0.15)

03/31/2021	10.45	0.19	0.50	0.69	(0.24)	0.00	0.00	(0.24)
Administrative Class

04/01/2025 - 09/30/2025+	9.85	0.18	0.10	0.28	(0.21)	0.00	0.00	(0.21)

03/31/2025	9.91	0.37	0.07	0.44	(0.43)	(0.07)	0.00	(0.50)

03/31/2024	9.50	0.23	0.47	0.70	(0.29)	0.00	0.00	(0.29)

03/31/2023	10.30	0.19	(0.60)	(0.41)	(0.22)	(0.17)	0.00	(0.39)

03/31/2022	10.90	0.18	(0.64)	(0.46)	(0.14)	0.00	0.00	(0.14)

03/31/2021	10.45	0.18	0.50	0.68	(0.23)	0.00	0.00	(0.23)
Class A

04/01/2025 - 09/30/2025+	9.85	0.17	0.10	0.27	(0.20)	0.00	0.00	(0.20)

03/31/2025	9.91	0.36	0.06	0.42	(0.41)	(0.07)	0.00	(0.48)

03/31/2024	9.50	0.21	0.47	0.68	(0.27)	0.00	0.00	(0.27)

03/31/2023	10.30	0.18	(0.60)	(0.42)	(0.21)	(0.17)	0.00	(0.38)

03/31/2022	10.90	0.16	(0.64)	(0.48)	(0.12)	0.00	0.00	(0.12)

03/31/2021	10.45	0.16	0.50	0.66	(0.21)	0.00	0.00	(0.21)
Class C

04/01/2025 - 09/30/2025+	9.85	0.14	0.09	0.23	(0.16)	0.00	0.00	(0.16)

03/31/2025	9.91	0.29	0.06	0.35	(0.34)	(0.07)	0.00	(0.41)

03/31/2024	9.50	0.14	0.47	0.61	(0.20)	0.00	0.00	(0.20)

03/31/2023	10.30	0.11	(0.61)	(0.50)	(0.13)	(0.17)	0.00	(0.30)

03/31/2022	10.90	0.08	(0.64)	(0.56)	(0.04)	0.00	0.00	(0.04)

03/31/2021	10.45	0.08	0.50	0.58	(0.13)	0.00	0.00	(0.13)
Class R

04/01/2025 - 09/30/2025+	9.85	0.16	0.10	0.26	(0.19)	0.00	0.00	(0.19)

03/31/2025	9.91	0.34	0.06	0.40	(0.39)	(0.07)	0.00	(0.46)

03/31/2024	9.50	0.19	0.47	0.66	(0.25)	0.00	0.00	(0.25)

03/31/2023	10.30	0.16	(0.61)	(0.45)	(0.18)	(0.17)	0.00	(0.35)

03/31/2022	10.90	0.14	(0.64)	(0.50)	(0.10)	0.00	0.00	(0.10)

03/31/2021	10.45	0.13	0.51	0.64	(0.19)	0.00	0.00	(0.19)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

6	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.92	2.96%	$10,306,945	0.60	%*	0.60	%*	0.50	%*	0.50	%*	3.88	%*	311%

9.85	4.69	9,948,868	0.57		0.57		0.50		0.50		4.03		699

9.91	7.73	9,759,176	0.75		0.75		0.50		0.50		2.64		657

9.50	(3.68)	8,131,472	0.63		0.63		0.50		0.50		2.26		446

10.30	(4.04)	7,924,193	0.51		0.51		0.50		0.50		1.92		334

10.90	6.79	8,358,457	0.52		0.52		0.50		0.50		1.87		520

9.92	2.91	5,240,016	0.70	*	0.70	*	0.60	*	0.60	*	3.78	*	311

9.85	4.59	4,258,631	0.67		0.67		0.60		0.60		3.94		699

9.91	7.63	3,845,322	0.85		0.85		0.60		0.60		2.54		657

9.50	(3.78)	3,512,183	0.73		0.73		0.60		0.60		2.15		446

10.30	(4.14)	3,208,025	0.61		0.61		0.60		0.60		1.82		334

10.90	6.68	3,086,917	0.62		0.62		0.60		0.60		1.77		520

9.92	2.89	215,474	0.75	*	0.80	*	0.65	*	0.70	*	3.73	*	311

9.85	4.55	236,221	0.72		0.77		0.65		0.70		3.88		699

9.91	7.59	188,630	0.90		0.95		0.65		0.70		2.51		657

9.50	(3.83)	109,771	0.78		0.83		0.65		0.70		2.08		446

10.30	(4.19)	143,648	0.66		0.71		0.65		0.70		1.77		334

10.90	6.63	193,552	0.67		0.72		0.65		0.70		1.72		520

9.92	2.83	43,817	0.85	*	0.85	*	0.75	*	0.75	*	3.63	*	311

9.85	4.43	51,723	0.82		0.82		0.75		0.75		3.79		699

9.91	7.46	59,058	1.00		1.00		0.75		0.75		2.38		657

9.50	(3.92)	79,193	0.88		0.88		0.75		0.75		1.99		446

10.30	(4.28)	98,955	0.76		0.76		0.75		0.75		1.67		334

10.90	6.52	142,953	0.77		0.77		0.75		0.75		1.62		520

9.92	2.75	540,695	1.00	*	1.00	*	0.90	*	0.90	*	3.48	*	311

9.85	4.28	586,498	0.97		0.97		0.90		0.90		3.64		699

9.91	7.31	620,921	1.15		1.15		0.90		0.90		2.23		657

9.50	(4.07)	670,583	1.03		1.03		0.90		0.90		1.84		446

10.30	(4.43)	863,436	0.91		0.91		0.90		0.90		1.52		334

10.90	6.36	1,067,670	0.92		0.92		0.90		0.90		1.47		520

9.92	2.37	13,519	1.75	*	1.75	*	1.65	*	1.65	*	2.73	*	311

9.85	3.50	15,079	1.72		1.72		1.65		1.65		2.89		699

9.91	6.51	21,687	1.90		1.90		1.65		1.65		1.47		657

9.50	(4.79)	28,700	1.78		1.78		1.65		1.65		1.08		446

10.30	(5.14)	43,591	1.66		1.66		1.65		1.65		0.76		334

10.90	5.57	64,114	1.67		1.67		1.65		1.65		0.72		520

9.92	2.63	52,435	1.25	*	1.25	*	1.15	*	1.15	*	3.23	*	311

9.85	4.02	53,169	1.22		1.22		1.15		1.15		3.39		699

9.91	7.04	57,854	1.40		1.40		1.15		1.15		1.98		657

9.50	(4.31)	54,401	1.28		1.28		1.15		1.15		1.59		446

10.30	(4.66)	67,742	1.16		1.16		1.15		1.15		1.27		334

10.90	6.10	72,152	1.17		1.17		1.15		1.15		1.22		520

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Statement of Assets and Liabilities	PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$20,701,575
Investments in Affiliates	762,291
Financial Derivative Instruments
Exchange-traded or centrally cleared	32,752
Over the counter	1,506,342
Deposits with counterparty	13,206
Foreign currency, at value	80,990
Receivable for investments sold	1,461,538
Receivable for investments sold on a delayed-delivery	307
Receivable for TBA investments sold	8,166,621
Receivable for Fund shares sold	252,798
Interest and/or dividends receivable	121,108
Dividends receivable from affiliates	2,930
Reimbursement receivable from PIMCO	9
Total Assets	33,102,467

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$160,828
Payable for sale-buyback transactions	1,474
Payable for short sales	2,008,490
Financial Derivative Instruments
Exchange-traded or centrally cleared	22,720
Over the counter	1,606,458
Payable for investments purchased	1,708,016
Payable for investments in Affiliates purchased	3,030
Payable for TBA investments purchased	11,094,367
Payable for unfunded loan commitments	3,397
Deposits from counterparty	30,736
Payable for Fund shares redeemed	26,742
Distributions payable	15,444
Overdraft due to custodian	845
Accrued investment advisory fees	3,182
Accrued supervisory and administrative fees	3,689
Accrued distribution fees	27
Accrued servicing fees	121
Total Liabilities	16,689,566

Commitments and Contingent Liabilities^

Net Assets	$16,412,901

Net Assets Consist of:

Paid in capital	$17,240,816

Distributable earnings (accumulated loss)	(827,915)

Net Assets	$16,412,901

Cost of investments in securities	$20,863,060
Cost of investments in Affiliates	$771,884
Cost of foreign currency held	$80,935
Proceeds received on short sales	$1,999,942
Cost or premiums of financial derivative instruments, net	$19,525

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

Net Assets:

Institutional Class	$10,306,945
I-2	5,240,016
I-3	215,474
Administrative Class	43,817
Class A	540,695
Class C	13,519
Class R	52,435

Shares Issued and Outstanding:

Institutional Class	1,039,101
I-2	528,276
I-3	21,723
Administrative Class	4,418
Class A	54,511
Class C	1,363
Class R	5,286

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.92
I-2	9.92
I-3	9.92
Administrative Class	9.92
Class A	9.92
Class C	9.92
Class R	9.92

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Statement of Operations	PIMCO International Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$324,909
Dividends	172
Dividends from Investments in Affiliates	24,047
Miscellaneous income	10
Total Income	349,138

Expenses:

Investment advisory fees	19,463
Supervisory and administrative fees	22,581
Distribution and/or servicing fees - Administrative Class	60
Distribution and/or servicing fees - Class A	702
Distribution and/or servicing fees - Class C	72
Distribution and/or servicing fees - Class R	132
Trustee fees	32
Interest expense	8,148
Miscellaneous expense	30
Total Expenses	51,220
Waiver and/or Reimbursement by PIMCO	(56)
Net Expenses	51,164

Net Investment Income (Loss)	297,974

Net Realized Gain (Loss):

Investments in securities	50,080
Investments in Affiliates	(50)
Exchange-traded or centrally cleared financial derivative instruments	5,999
Over the counter financial derivative instruments	(359,229)
Foreign currency	18,288

Net Realized Gain (Loss)	(284,912)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	402,490
Investments in Affiliates	1,591
Exchange-traded or centrally cleared financial derivative instruments	16,266
Over the counter financial derivative instruments	(2,265)
Foreign currency assets and liabilities	6,313

Net Change in Unrealized Appreciation (Depreciation)	424,395

Net Increase (Decrease) in Net Assets Resulting from Operations	$437,457

* Foreign tax withholdings	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets	PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$297,974	$605,419
Net realized gain (loss)	(284,912)	107,646
Net change in unrealized appreciation (depreciation)	424,395	(21,213)

Net Increase (Decrease) in Net Assets Resulting from Operations	437,457	691,852

Distributions to Shareholders:

From net investment income and/or net realized capital gains

Institutional Class	(217,177)	(535,100)
I-2	(104,664)	(206,219)
I-3	(4,795)	(10,451)
Administrative Class	(994)	(2,709)
Class A	(11,282)	(28,474)
Class C	(236)	(747)
Class R	(991)	(2,486)

Total Distributions(a)	(340,139)	(786,186)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	1,165,394	691,875

Total Increase (Decrease) in Net Assets	1,262,712	597,541

Net Assets:

Beginning of period	15,150,189	14,552,648
End of period	$16,412,901	$15,150,189

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.2%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$3,864	$2,618
1.000% due 07/09/2029		101	73
3.500% due 07/09/2041 þ		920	448

Total Argentina (Cost $3,299)			3,139

AUSTRALIA 2.5%

CORPORATE BONDS & NOTES 0.2%

Bank of Queensland Ltd.
3.300% due 07/30/2029	EUR	30,377	36,423

SOVEREIGN ISSUES 2.3%

Australia Government Bonds
1.750% due 06/21/2051	AUD	8,800	3,108
2.500% due 05/21/2030		15,800	9,934

Australian Capital Territory
4.750% due 10/23/2030		67,900	46,167

New South Wales Treasury Corp.
1.750% due 03/20/2034		199,070	104,549
2.000% due 03/08/2033		35,900	19,997
4.750% due 09/20/2035		23,400	15,357

Queensland Treasury Corp.
1.500% due 08/20/2032		62,400	34,102
1.750% due 07/20/2034		59,100	30,552
2.000% due 08/22/2033		23,400	12,789

Treasury Corp. of Victoria
2.000% due 09/17/2035		34,900	17,705
2.250% due 09/15/2033		102,100	56,752
4.250% due 12/20/2032		34,900	22,747

			373,759

Total Australia (Cost $392,622)			410,182

BELGIUM 0.1%

CORPORATE BONDS & NOTES 0.1%

KBC Group NV
5.796% due 01/19/2029 •		$8,000	8,267

Total Belgium (Cost $8,000)			8,267

BERMUDA 0.2%

ASSET-BACKED SECURITIES 0.2%

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035 •		$13,100	13,153

Trinitas CLO XIX Ltd.
5.435% due 10/20/2033 •		10,771	10,794

Trinitas CLO XX Ltd.
5.365% due 07/20/2035 •		1,700	1,702

TSTAT Ltd.
5.475% due 07/20/2037 •		733	734

Total Bermuda (Cost $26,304)			26,383

BRAZIL 1.9%

SOVEREIGN ISSUES 1.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	1,784,000	313,130

Total Brazil (Cost $308,835)			313,130

BULGARIA 0.3%

SOVEREIGN ISSUES 0.3%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	22,400	25,807
4.125% due 07/18/2045		20,000	22,716

Total Bulgaria (Cost $48,530)			48,523

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 4.9%

CORPORATE BONDS & NOTES 0.6%

Bank of Nova Scotia
4.299% due 03/20/2028		$13,700	$13,855

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	9,000	10,543

Royal Bank of Canada
4.851% due 12/14/2026		23,700	23,970
4.969% due 08/02/2030 •		8,300	8,497
5.310% (SOFRINDX + 1.030%) due 02/04/2031 ~		40,900	40,925

			97,790

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	5,277	3,695
2.867% due 02/12/2055 ~		16,700	11,387
3.650% due 08/12/2053		3,398	2,441

			17,523

SOVEREIGN ISSUES 4.2%

Canada Government Bonds
1.750% due 12/01/2053		20,660	9,967
2.750% due 03/01/2030		3,400	2,450
3.250% due 12/01/2033		132,000	96,254

Canada Government Real Return Bonds
1.500% due 12/01/2044 (e)		12,837	9,068

Export Development Canada
4.500% due 01/28/2030	GBP	6,200	8,420
7.130% due 03/11/2029	INR	2,119,600	24,124

Province of British Columbia
4.150% due 06/18/2034	CAD	102,700	77,049

Province of Ontario
3.650% due 06/02/2033		238,700	174,851

Province of Quebec
3.600% due 09/01/2033		337,100	245,525
4.450% due 09/01/2034		45,700	34,998

			682,706

Total Canada (Cost $780,372)			798,019

CAYMAN ISLANDS 2.2%

ASSET-BACKED SECURITIES 1.8%

ACREC Ltd.
5.400% due 10/16/2036 •		$4,680	4,676

Arbor Realty Commercial Real Estate Notes Ltd.
5.615% due 11/15/2036 •		15,655	15,693
5.822% due 01/15/2037 •		15,434	15,464

ARES XLIV CLO Ltd.
5.424% due 04/15/2034 •		14,200	14,218

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •		1,900	1,907

Bain Capital Credit CLO Ltd.
5.379% due 07/24/2034 •		4,900	4,907

Benefit Street Partners CLO XXII Ltd.
5.475% due 04/20/2035 •		9,900	9,935

Canyon Capital CLO Ltd.
5.328% due 10/15/2034 •		4,000	4,003

Canyon CLO Ltd.
5.398% due 07/15/2034 •		3,000	3,003

Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •		11,300	11,306

Dryden 54 Senior Loan Fund
5.475% due 10/19/2029 •		5,228	5,231

Elevation CLO Ltd.
5.448% due 07/25/2034 •		9,300	9,316

Fortress Credit BSL VII Ltd.
5.409% due 07/23/2032 •		2,553	2,555

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(b)		6,500	6,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GoldenTree Loan Management U.S. CLO 8 Ltd.
5.475% due 10/20/2034 •		$3,000	$3,006

GPMT Ltd.
5.750% due 07/16/2035 •		2,163	2,158

ICG U.S. CLO Ltd.
5.475% due 10/20/2034 •		9,900	9,912

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •		9,900	9,899

KKR CLO 28 Ltd.
5.758% due 02/09/2035 •		14,400	14,455

LCM 36 Ltd.
5.388% due 01/15/2034 •		2,000	2,006

LoanCore Issuer Ltd.
5.565% due 11/15/2038 •		7,705	7,714
5.931% due 01/17/2037 •		7,238	7,258

Marble Point CLO XXII Ltd.
5.538% due 07/25/2034 •		12,300	12,316

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		9,800	9,814

Neuberger Berman Loan Advisers CLO 43 Ltd.
5.330% due 07/17/2036 •		900	901

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •		9,800	9,811

Ocean Trails CLO 8
5.608% due 07/15/2034 •		11,700	11,718

Octagon Investment Partners 39 Ltd.
5.475% due 10/20/2030 •		2,461	2,463

OZLM XXIV Ltd.
5.747% due 07/20/2032 •		8,354	8,370

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(b)		4,300	4,300

Romark CLO V Ltd.
5.476% due 01/15/2035 •		12,200	12,247

Romark Credit Funding Ltd.
5.423% due 07/29/2043		11,500	11,531

Sound Point CLO IX Ltd.
5.797% due 07/20/2032 •		11,718	11,721

Sound Point CLO XIX Ltd.
5.579% due 04/15/2031 •		642	643

Sound Point CLO XXIII
5.749% due 07/15/2034 •		7,400	7,413

Starwood Ltd.
5.722% due 11/15/2038 •		11,642	11,614

Symphony CLO XXIX Ltd.
5.433% due 10/15/2035 •		4,800	4,819

Trinitas CLO VII Ltd.
5.378% due 01/25/2035 •		3,600	3,612

Venture 44 CLO Ltd.
5.465% due 10/20/2034 •		1,500	1,502

Vibrant CLO XI Ltd.
5.707% due 07/20/2032 •		4,212	4,219

			294,136

CORPORATE BONDS & NOTES 0.3%

Gaci First Investment Co.
5.250% due 01/29/2034		9,300	9,602
5.625% due 07/29/2034		25,800	27,281

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	6,700	7,866

Sands China Ltd.
5.400% due 08/08/2028		$9,200	9,418

			54,167

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		9,700	10,009

Total Cayman Islands (Cost $355,929)			358,312

12	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bonds
4.850% due 01/22/2029		$14,300	$14,649

Total Chile (Cost $14,290)			14,649

CHINA 4.4%

SOVEREIGN ISSUES 4.4%

China Government Bonds
1.650% due 05/15/2035	CNY	1,745,400	241,395
1.920% due 01/15/2055		333,600	43,684
2.040% due 11/25/2034		1,397,700	199,811
2.190% due 09/25/2054		846,400	117,607
3.190% due 04/15/2053		8,080	1,353
3.530% due 10/18/2051		707,500	124,738

Total China (Cost $727,867)			728,588

DENMARK 1.9%

CORPORATE BONDS & NOTES 1.9%

Jyske Realkredit AS
1.000% due 01/01/2026	DKK	585,100	91,844
1.000% due 04/01/2026		106,400	16,664
1.500% due 10/01/2053		26,663	3,423

Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2026		509,200	79,760
1.500% due 10/01/2053		43,118	5,549

Nykredit Realkredit AS
1.000% due 04/01/2026		111,900	17,525
1.000% due 10/01/2053		2	0
1.500% due 10/01/2053		32,056	4,108

Realkredit Danmark AS
1.000% due 04/01/2026		553,400	86,687
1.500% due 10/01/2053		34,649	4,441

Total Denmark (Cost $280,135)			310,001

FRANCE 4.7%

CORPORATE BONDS & NOTES 0.7%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$13,900	14,076
5.896% due 07/13/2026		24,800	25,146

BNP Paribas SA
5.497% due 05/20/2030 •		12,500	12,932
5.738% due 02/20/2035 •(h)		13,300	13,994
5.786% due 01/13/2033 •		11,800	12,393

BPCE SA
5.876% due 01/14/2031 •		3,900	4,074
6.293% due 01/14/2036 •		8,000	8,565

Credit Agricole SA
5.862% due 01/09/2036 •		27,562	28,991

			120,171

SOVEREIGN ISSUES 4.0%

French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	95,650	108,408
2.750% due 10/25/2027		96,750	114,888
2.750% due 02/25/2030		361,800	426,615

			649,911

Total France (Cost $697,294)			770,082

GERMANY 0.4%

CORPORATE BONDS & NOTES 0.4%

Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	3,700	4,108
2.129% due 11/24/2026 •		$10,600	10,562
2.552% due 01/07/2028 •		8,200	8,022
3.035% due 05/28/2032 •		9,900	9,047
3.547% due 09/18/2031 •		9,700	9,197

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kreditanstalt fuer Wiederaufbau
4.250% due 02/15/2030	GBP	12,800	$17,234

Total Germany (Cost $58,841)			58,170

HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%

Hungary Government International Bonds
5.500% due 03/26/2036		$5,800	5,857

Total Hungary (Cost $5,690)			5,857

IRELAND 3.1%

ASSET-BACKED SECURITIES 2.8%

Accunia European CLO I DAC
2.976% due 07/15/2030 •	EUR	672	790

Arbour CLO DAC
3.366% due 05/15/2038 •		3,900	4,602

Arcano Euro CLO II DAC
0.000% due 07/25/2039 •		13,900	16,371

ARES European CLO XIV DAC
3.054% due 10/21/2034 •		1,941	2,281

ARES European CLO XV DAC
2.976% due 01/15/2036 •		8,335	9,798

Aurium CLO III DAC
2.922% due 04/16/2030 •		2,859	3,360

Bain Capital Euro CLO DAC
3.267% due 01/22/2038 •		22,400	26,383

BlackRock European CLO III DAC
2.904% due 07/19/2035 •		7,600	8,907

BlackRock European CLO VII DAC
2.646% due 10/15/2031 •		3,706	4,354

BNPP AM Euro CLO DAC
2.676% due 10/15/2031 •		1,847	2,170

Cairn CLO VII DAC
2.696% due 01/31/2030 •		2,594	3,046

Capital Four CLO X DAC
3.279% due 10/25/2038 •		9,100	10,701

Carlyle Euro CLO DAC
2.726% due 01/15/2031 •		9,210	10,799
3.221% due 08/15/2038 •		25,000	29,436

CVC Cordatus Loan Fund VII DAC
2.644% due 09/15/2031 •		3,625	4,252

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •		7,526	8,836

CVC Cordatus Opportunity Loan Fund-R DAC
2.876% due 08/15/2033 •		13,103	15,389

Dryden 73 Euro CLO DAC
2.966% due 01/15/2034 •		9,495	11,160

Dryden Euro CLO
3.342% due 10/18/2039 •		8,300	9,776

Harvest CLO XVI DAC
2.666% due 10/15/2031 •		5,010	5,887

Hayfin Emerald CLO V DAC
3.244% due 11/17/2037 •		16,900	19,866

Hayfin Emerald CLO X DAC
3.371% due 07/18/2038 •		13,600	15,967

Hayfin Emerald CLO XIV DAC
3.205% due 01/22/2039 •		5,500	6,474

Indigo Credit Management II DAC
3.479% due 07/15/2038 •		28,000	32,961

Invesco Euro CLO III DAC
3.126% due 10/30/2038 •		15,700	18,451

Invesco Euro CLO V DAC
3.299% due 01/15/2034 •		10,100	11,858

Jubilee CLO DAC
2.676% due 04/15/2031 •		8,236	9,676

Man GLG Euro CLO V DAC
2.704% due 12/15/2031 •		4,719	5,547

OCP Euro CLO DAC
3.264% due 07/20/2036 •		12,600	14,839
3.300% due 10/20/2039 •		9,100	10,717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(b)	EUR	1,100	$1,291
3.006% due 01/15/2033 •		3,065	3,598
3.006% due 05/15/2033 •		2,694	3,161
3.170% due 10/15/2034 •		21,100	24,761
3.203% due 02/15/2035 •		25,000	29,348

Rockford Tower Europe CLO DAC
3.292% due 08/29/2036 •		10,000	11,779

Sculptor European CLO IV DAC
3.148% due 04/27/2038 •		18,200	21,426

St. Paul’s CLO II DAC
2.919% due 10/25/2035 •		8,000	9,390

Tikehau CLO V DAC
3.253% due 10/15/2038 •		11,600	13,605

Trinitas Euro CLO I DAC
3.232% due 07/15/2039 •		6,000	7,064

			460,077

CORPORATE BONDS & NOTES 0.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$3,600	3,538

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	34,600	40,688

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Kinbane 2 DAC
0.000% due 08/24/2075 ~(b)		13,300	15,617

Total Ireland (Cost $495,929)			519,920

ISRAEL 1.0%

SOVEREIGN ISSUES 1.0%

Israel Government International Bonds
4.500% due 01/17/2033		$11,200	10,948
5.375% due 03/12/2029		19,550	20,116
5.375% due 02/19/2030		79,200	81,791
5.500% due 03/12/2034		8,200	8,434
5.625% due 02/19/2035		15,000	15,536
5.750% due 03/12/2054 (h)		22,900	21,708

Total Israel (Cost $154,069)			158,533

ITALY 2.4%

CORPORATE BONDS & NOTES 0.3%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	17,194

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$15,100	17,214
8.248% due 11/21/2033 •		13,200	15,583

			49,991

SOVEREIGN ISSUES 2.1%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		18,800	18,957

Italy Buoni Poliennali Del Tesoro
2.100% due 08/26/2027	EUR	270,300	316,597

Republic of Italy Government International Bonds
6.000% due 08/04/2028	GBP	5,900	8,206

			343,760

Total Italy (Cost $392,662)			393,751

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 6.2%

CORPORATE BONDS & NOTES 0.6%

Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •		$7,600	$7,633
5.347% (SOFRRATE + 1.130%) due 09/12/2031 ~		31,000	31,117

Nomura Holdings, Inc.
2.329% due 01/22/2027		10,300	10,048

Olympus Corp.
2.143% due 12/08/2026		8,700	8,481

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •		12,600	12,748
5.541% (SOFRRATE + 1.190%) due 07/08/2031 ~		8,100	8,149

Sumitomo Mitsui Trust Bank Ltd.
5.200% due 03/07/2027		4,300	4,369
5.200% due 03/07/2029		16,400	16,918

			99,463

SOVEREIGN ISSUES 5.6%

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (e)	JPY	15,640,679	107,560
0.100% due 03/10/2029 (e)		4,991,670	34,463

Japan Government Five Year Bonds
0.400% due 06/20/2029		6,120,000	40,305

Japan Government Forty Year Bonds
2.200% due 03/20/2064		10,823,000	56,116

Japan Government Thirty Year Bonds
0.500% due 09/20/2046		5,480,000	24,287
0.500% due 03/20/2049		10,483,000	42,906
0.700% due 12/20/2048		9,439,000	41,118
0.700% due 12/20/2050		4,080,000	16,628
0.700% due 03/20/2051		4,080,000	16,478
0.700% due 06/20/2051		9,715,000	38,926
0.700% due 12/20/2051		590,000	2,330
1.000% due 03/20/2052		2,860,000	12,275
1.300% due 06/20/2052		1,760,000	8,168
1.400% due 09/20/2045		1,330,000	7,320
1.400% due 03/20/2053		1,390,000	6,548
1.800% due 03/20/2054		9,373,400	48,293
2.200% due 06/20/2054		6,332,000	35,793
2.300% due 12/20/2054		2,951,000	17,024
2.400% due 03/20/2055		21,000	124

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		15,590,000	81,820
1.100% due 09/20/2042		9,710,000	53,904
1.800% due 09/20/2044		10,720,000	64,466
2.000% due 12/20/2044		15,958,000	98,913
2.400% due 03/20/2045		9,271,000	61,070

			916,835

Total Japan (Cost $1,291,237)			1,016,298

JERSEY, CHANNEL ISLANDS 0.4%

ASSET-BACKED SECURITIES 0.4%

Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •		$14,400	14,451
5.482% due 04/22/2035 •		12,800	12,826
5.482% due 07/17/2035 •		5,000	5,018

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •		5,100	5,123

Elmwood CLO 15 Ltd.
5.408% due 04/22/2035 •		2,500	2,509

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		2,300	2,308

Invesco CLO Ltd.
5.441% due 07/20/2035 •		11,500	11,547

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •		7,843	7,849

Total Jersey, Channel Islands (Cost $61,443)			61,631

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Bonds
4.016% due 10/09/2028 (b)		$41,200	$41,200
4.136% due 10/09/2030 (b)		20,500	20,500
4.652% due 10/09/2035 (b)		29,000	29,000

Total Kuwait (Cost $90,700)			90,700

LUXEMBOURG 0.6%

CORPORATE BONDS & NOTES 0.0%

Logicor Financing SARL
1.625% due 07/15/2027	EUR	1,300	1,496

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Project Fenno
TBD% - 0.500% due 07/10/2028 «µ(g)		5,690	6,680
4.366% (EUR003M + 2.350%) due 07/10/2028 «~(g)		5,713	6,708

			13,388

SOVEREIGN ISSUES 0.5%

Eagle Funding Luxco SARL
5.500% due 08/17/2030 (h)		$89,200	90,610

Total Luxembourg (Cost $103,744)			105,494

MALAYSIA 1.5%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	3,111
4.550% due 04/21/2050		3,300	2,926
4.800% due 04/21/2060		4,200	3,828

			9,865

SOVEREIGN ISSUES 1.4%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	79,740	18,337
3.519% due 04/20/2028		765,672	183,101
3.582% due 07/15/2032		23,340	5,602

Malaysia Government Investment Issue
4.193% due 10/07/2032		125,660	31,350

			238,390

Total Malaysia (Cost $227,168)			248,255

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bonds
5.000% due 04/27/2051		$6,100	5,020

Total Mexico (Cost $5,684)			5,020

NETHERLANDS 0.6%

ASSET-BACKED SECURITIES 0.1%

Contego CLO III BV
3.297% due 04/15/2038 •	EUR	17,200	20,262

CORPORATE BONDS & NOTES 0.5%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$15,200	15,798

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •(h)		41,800	43,305
5.710% due 01/21/2033 •		16,100	16,941

			76,044

Total Netherlands (Cost $93,006)			96,306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 0.0%

SOVEREIGN ISSUES 0.0%

New Zealand Government Bonds
1.500% due 05/15/2031	NZD	300	$156

Total New Zealand (Cost $208)			156

NIGERIA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Bank of Industry Ltd.
3.803% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	12,100	14,140

Total Nigeria (Cost $12,637)			14,140

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	20,700	13,355

Total Norway (Cost $15,077)			13,355

PERU 1.1%

SOVEREIGN ISSUES 1.1%

Peru Government International Bonds
2.780% due 12/01/2060		$4,700	2,636
3.230% due 07/28/2121		3,300	1,853
5.400% due 08/12/2034	PEN	105,600	29,459
6.150% due 08/12/2032		204,400	62,409
6.900% due 08/12/2037		237,800	71,663
6.950% due 08/12/2031		15,441	4,926

Total Peru (Cost $161,270)			172,946

POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Poland Government International Bonds
4.625% due 03/18/2029		$14,800	15,097
4.875% due 02/12/2030		10,000	10,299
4.875% due 10/04/2033		7,800	7,913
5.125% due 09/18/2034		6,100	6,250
5.375% due 02/12/2035		6,000	6,240

Total Poland (Cost $44,467)			45,799

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$10,200	9,193
3.125% due 07/12/2041		1,600	1,235
3.300% due 07/12/2051		4,600	3,246

Total Qatar (Cost $16,329)			13,674

REPUBLIC OF KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Korea Housing Finance Corp.
2.765% due 09/02/2030	EUR	28,100	32,974

Total Republic of Korea (Cost $32,708)			32,974

ROMANIA 1.2%

SOVEREIGN ISSUES 1.2%

Romania Government International Bonds
1.375% due 12/02/2029	EUR	9,090	9,516
1.750% due 07/13/2030		12,500	12,906
2.000% due 01/28/2032		1,400	1,364
2.000% due 04/14/2033		1,700	1,568
2.124% due 07/16/2031		800	803
2.125% due 03/07/2028		14,800	16,863
2.625% due 12/02/2040		7,700	5,793

14	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 04/14/2041	EUR	4,445	$3,365
2.875% due 04/13/2042		17,900	13,510
3.750% due 02/07/2034		900	922
5.000% due 09/27/2026		7,300	8,784
5.125% due 09/24/2031		38,780	45,479
5.250% due 03/10/2030		13,000	15,738
5.500% due 09/18/2028		9,000	11,109
5.625% due 05/30/2037		13,500	15,173
6.250% due 09/10/2034		4,900	5,937
6.375% due 09/18/2033		10,900	13,438
6.625% due 09/27/2029		13,100	16,658

Total Romania (Cost $202,666)			198,926

SAUDI ARABIA 1.5%

CORPORATE BONDS & NOTES 0.1%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$1,200	1,086
4.750% due 06/02/2030		1,300	1,319
5.375% due 06/02/2035		1,300	1,345
6.375% due 06/02/2055		8,300	8,854

			12,604

SOVEREIGN ISSUES 1.4%

Saudi Government International Bonds
3.250% due 10/22/2030		4,300	4,103
3.375% due 03/05/2032	EUR	18,700	22,181
3.750% due 03/05/2037		5,700	6,627
4.750% due 01/18/2028		$32,100	32,576
4.750% due 01/16/2030		51,500	52,648
4.875% due 07/18/2033		7,200	7,313
5.000% due 01/16/2034		35,500	36,403
5.000% due 01/18/2053		1,000	905
5.125% due 01/13/2028		44,400	45,377
5.375% due 01/13/2031		27,600	29,025

			237,158

Total Saudi Arabia (Cost $239,822)			249,762

SERBIA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Telecom Serbia
3.399% (EUR003M + 1.350%) due 06/11/2029 «~	EUR	19,400	22,721

Total Serbia (Cost $20,907)			22,721

SINGAPORE 0.5%

SOVEREIGN ISSUES 0.5%

Singapore Government Bonds
3.250% due 06/01/2054	SGD	81,589	79,593

Total Singapore (Cost $60,040)			79,593

SLOVAKIA 0.1%

CORPORATE BONDS & NOTES 0.1%

365 bank AS
7.125% due 07/04/2028 •	EUR	10,900	13,738

Total Slovakia (Cost $13,025)			13,738

SOUTH AFRICA 1.7%

SOVEREIGN ISSUES 1.7%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	196,600	9,036
7.000% due 02/28/2031		461,300	25,339
8.000% due 01/31/2030		1,044,300	60,688
8.875% due 02/28/2035		2,665,800	151,651
9.000% due 01/31/2040		541,200	28,697

Total South Africa (Cost $266,299)			275,411

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 1.6%

SOVEREIGN ISSUES 1.6%

Korea Treasury Bonds
1.375% due 06/10/2030	KRW	38,824,610	$25,992
2.375% due 12/10/2028		113,568,490	80,343
2.625% due 06/10/2028		226,380,130	161,511

Total South Korea (Cost $293,949)			267,846

SPAIN 4.7%

CORPORATE BONDS & NOTES 0.1%

CaixaBank SA
6.208% due 01/18/2029 •		$9,700	10,091

SOVEREIGN ISSUES 4.6%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	3,500	4,226

Spain Government Bonds
0.000% due 01/31/2028 (d)		125,050	139,683
2.400% due 05/31/2028		85,750	101,083
2.500% due 05/31/2027		48,200	56,960
3.150% due 04/30/2035		91,140	106,562
3.200% due 10/31/2035		31,100	36,343
3.450% due 10/31/2034		254,730	306,187

Spain Government International Bonds
5.250% due 04/06/2029	GBP	900	1,238

			752,282

Total Spain (Cost $725,836)			762,373

SUPRANATIONAL 0.8%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	15,000	9,748

SOVEREIGN ISSUES 0.7%

European Union
3.750% due 10/12/2045	EUR	95,200	110,631

Total Supranational (Cost $121,961)			120,379

SWITZERLAND 0.7%

CORPORATE BONDS & NOTES 0.7%

UBS AG
5.000% due 07/09/2027		$3,900	3,967

UBS Group AG
3.091% due 05/14/2032 •		4,800	4,443
3.869% due 01/12/2029 •		7,680	7,616
4.282% due 01/09/2028		900	900
4.550% due 04/17/2026		2,600	2,607
5.428% due 02/08/2030 •		7,100	7,337
5.617% due 09/13/2030 •		11,500	12,014
5.699% due 02/08/2035 •		2,200	2,319
6.442% due 08/11/2028 •		4,500	4,677
6.537% due 08/12/2033 •		61,000	67,309

Total Switzerland (Cost $104,119)			113,189

THAILAND 1.2%

SOVEREIGN ISSUES 1.2%

Thailand Government Bonds
2.410% due 03/17/2035	THB	435,690	14,650
2.500% due 11/17/2029		4,301,080	139,647
3.775% due 06/25/2032		977,460	34,908

Total Thailand (Cost $171,896)			189,205

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$47,100	47,177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/06/2030		$5,200	$5,266
5.000% due 05/06/2035		7,400	7,563

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		6,600	7,045

Total United Arab Emirates (Cost $65,862)			67,051

UNITED KINGDOM 5.0%

ASSET-BACKED SECURITIES 0.1%

Together Asset-Backed Securitisation 14 PLC
0.000% due 08/15/2066 ~	GBP	7,100	9,568

CORPORATE BONDS & NOTES 2.2%

Barclays PLC
5.262% due 01/29/2034 •	EUR	8,200	10,631
5.674% due 03/12/2028 •		$9,800	9,992
5.690% due 03/12/2030 •		18,000	18,705
6.490% due 09/13/2029 •		6,600	6,992

HSBC Holdings PLC
3.973% due 05/22/2030 •		5,000	4,926
4.041% due 03/13/2028 •		4,100	4,089
4.583% due 06/19/2029 •		7,400	7,453
5.597% due 05/17/2028 •		16,900	17,259

Lloyds Banking Group PLC
5.590% due 11/26/2035 •		12,300	12,791
5.721% due 06/05/2030 •		28,500	29,819

Nationwide Building Society
2.972% due 02/16/2028 •		13,800	13,550

NatWest Group PLC
4.892% due 05/18/2029 •		300	305
5.076% due 01/27/2030 •		5,732	5,856
5.516% due 09/30/2028 •		10,500	10,766
5.778% due 03/01/2035 •		51,000	53,801

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		33,409	25,180

Santander U.K. Group Holdings PLC
5.223% (SOFRINDX + 1.070%) due 09/22/2029 ~		15,200	15,225

Standard Chartered PLC
2.608% due 01/12/2028 •		11,100	10,860
6.187% due 07/06/2027 •		18,000	18,241
6.296% due 07/06/2034 •		5,400	5,859
6.750% due 02/08/2028 •		14,000	14,430

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	33,700	40,710
7.750% due 04/15/2032		$28,600	30,084

			367,524

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Project Alfa Investindustrial VIII SCSp
4.117% (EUR003M + 2.100%) due 02/27/2026 «~(g)	EUR	3,119	3,661

Project Nova
7.250% (PRIME) due 08/31/2026 «~		$3,600	3,600

			7,261

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

Braccan Mortgage Funding PLC
4.826% due 05/17/2067 •	GBP	13,200	17,846

EuroMASTR PLC
4.305% due 06/15/2040 •		55	73

Eurosail PLC
2.254% due 12/15/2044 •	EUR	380	446

Eurosail-U.K. PLC
4.805% due 09/13/2045 •	GBP	455	609
5.055% due 06/13/2045 •		120	161

Ludgate Funding PLC
2.099% due 01/01/2061 •	EUR	79	90

Mansard Mortgages PLC
4.755% due 12/15/2049 •	GBP	1,602	2,152

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mortimer BTL PLC
4.686% due 06/23/2053 •	GBP	11,874	$15,986

Newgate Funding PLC
2.179% due 12/01/2050 •	EUR	2,301	2,556
2.614% due 12/15/2050 •		2,631	3,053
3.264% due 12/15/2050 •		833	954
3.514% due 12/15/2050 •		1,366	1,492
4.305% due 12/15/2050 •	GBP	1,905	2,443
4.311% due 12/01/2050 •		25	32
5.105% due 12/15/2050 •		1,833	2,424
5.355% due 12/15/2050 •		1,033	1,357

Resloc U.K. PLC
4.265% due 12/15/2043 •		283	374
4.325% due 12/15/2043 •		487	631

RMAC Securities No. 1 PLC
2.269% due 06/12/2044 •	EUR	53	61
4.255% due 06/12/2044 •	GBP	870	1,156
4.275% due 06/12/2044 •		2,371	3,118
4.606% due 06/12/2044 •		$121	119

Stratton Mortgage Funding PLC
4.887% due 06/28/2050 •	GBP	5,650	7,606

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •		17,231	23,233

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~		19,696	26,558

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)		1	5,274
4.937% due 12/21/2049 •		13,929	18,800
5.636% due 12/21/2049 •		6,230	8,442
6.136% due 12/21/2049 •		3,115	4,196
6.636% due 12/21/2049 •		1,780	2,386
7.136% due 12/21/2049 •		1,780	2,368

			155,996

SOVEREIGN ISSUES 1.8%

U.K. Gilts
0.625% due 10/22/2050		38,900	18,237
1.250% due 07/31/2051		47,100	26,462
1.500% due 07/31/2053		29,830	17,369
1.750% due 01/22/2049		28,000	19,371
4.250% due 12/07/2040		40,600	49,310
4.375% due 07/31/2054		123,570	139,139
5.375% due 01/31/2056		22,300	29,466

			299,354

Total United Kingdom (Cost $939,108)			839,703

UNITED STATES 63.7%

ASSET-BACKED SECURITIES 3.2%

ABFC Trust
4.532% due 01/25/2037 •		$3,631	2,630

ACE Securities Corp. Home Equity Loan Trust
4.412% due 11/25/2036 •		3,720	1,531
4.857% due 02/25/2036 •		15,628	14,038

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.212% due 06/25/2029 •		149	153

AREIT Trust
6.385% due 06/17/2039 •		7,281	7,294

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.461% due 02/25/2034 •		137	145

Asset-Backed Securities Corp. Home Equity Loan Trust
5.367% due 02/25/2035 •		2,021	2,040
5.615% due 04/15/2033 •		226	226

BDS LLC
5.934% due 03/19/2039 •		12,451	12,474

Bear Stearns Asset-Backed Securities Trust
5.072% due 10/27/2032 •		2	2

C-BASS Trust
4.392% due 11/25/2036 •		3	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
4.144% due 10/25/2037 þ	$749	$726
4.332% due 07/25/2045 •	175	123
4.532% due 03/25/2037 •	1,370	1,253
4.572% due 12/25/2036 •	5,877	2,210
4.592% due 12/25/2036 •	2,128	1,199
4.632% due 01/25/2037 •	4,006	2,953
4.662% due 06/25/2037 •	947	951
4.722% due 08/25/2036 •	11,367	11,179
4.792% due 03/25/2036 •	3,549	3,255

Consumer Loan Finance
0.000% due 11/25/2054 «(d)	2,345	1,156
5.150% due 11/25/2054	4,467	4,499
5.350% due 11/25/2054	9,080	9,290
5.450% due 11/25/2054	2,228	2,269
5.750% due 11/25/2054	1,114	1,133
6.600% due 11/25/2054	1,464	1,486
8.750% due 11/25/2054	834	851

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(d)	1,581	789
5.150% due 11/25/2054	1,634	1,637
5.350% due 11/25/2054	5,260	5,384
5.450% due 11/25/2054	1,454	1,478
5.750% due 11/25/2054	727	739
6.600% due 11/25/2054	915	929
8.750% due 11/25/2054	547	557

Countrywide Asset-Backed Certificates
4.952% due 12/25/2036 •	200	166

Countrywide Asset-Backed Certificates Trust
3.943% due 12/25/2034 •	7,277	6,737
4.366% due 08/25/2035 ~	190	181
4.412% due 08/25/2037 •	3,224	2,945
4.472% due 06/25/2047 •	4,591	4,081
4.532% due 12/25/2036 •	791	732
4.552% due 05/25/2035 •	1,293	1,252
4.552% due 06/25/2035 •	4,936	4,527
4.732% due 04/25/2047 •	10,878	9,898
4.752% due 03/25/2036 •	741	679
5.247% due 01/25/2036 •	11,467	11,322

Credit Suisse First Boston Mortgage Securities Corp.
4.168% due 01/25/2032 •	11	11

First Franklin Mortgage Loan Trust
5.172% due 03/25/2034 •	2,933	3,019

Fremont Home Loan Trust
4.572% due 10/25/2036 •	6,080	2,435
4.812% due 02/25/2036 •	7,522	6,946

GSAA Home Equity Trust
4.632% due 03/25/2036 •	5,818	1,867

GSAA Trust
5.995% due 03/25/2046 ~	777	276

GSAMP Trust
4.532% due 12/25/2046 •	7,181	3,817
4.542% due 03/25/2047 •	1,123	851

Home Equity Asset Trust
4.872% due 11/25/2032 •	2	2

Home Equity Mortgage Loan Asset-Backed Trust
4.512% due 04/25/2037 •	6,866	4,670
4.612% due 04/25/2037 •	3,229	2,304

HSI Asset Securitization Corp. Trust
4.792% due 04/25/2037 •	6,110	3,067
4.887% due 01/25/2036 •	4,500	4,334

JP Morgan Mortgage Acquisition Trust
4.492% due 08/25/2036 •	38	28
4.542% due 07/25/2036 •	2,132	1,920

Long Beach Mortgage Loan Trust
4.792% due 08/25/2045 •	1,902	1,878
4.832% due 10/25/2034 •	11	11

MASTR Asset-Backed Securities Trust
4.472% due 08/25/2036 •	6,057	2,067
4.572% due 03/25/2036 •	541	324
4.572% due 10/25/2036 •	10,811	3,537
4.712% due 10/25/2036 •	3,217	1,052
5.007% due 10/25/2035 •	8,556	8,445

Merrill Lynch Mortgage Investors Trust
4.432% due 09/25/2037 •	21	4
4.512% due 02/25/2037 •	41	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 LLC
6.284% due 06/19/2037 •	$12,186	$12,190

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 10/25/2036 •	561	502
4.412% due 05/25/2037 •	2,428	1,880
4.422% due 11/25/2036 •	8,094	4,773
4.472% due 05/25/2037 •	26,366	15,154
4.752% due 06/25/2036 •	3,331	1,679

Morgan Stanley Home Equity Loan Trust
4.442% due 04/25/2037 •	8,711	4,527
4.502% due 04/25/2037 •	6,413	3,333
4.622% due 04/25/2037 •	923	480

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ	1,275	266

Morgan Stanley Structured Trust
4.572% due 06/25/2037 •	7,127	6,582

New Century Home Equity Loan Trust
5.397% due 10/25/2033 •	3,527	3,540

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.707% due 03/25/2036 •	621	621
4.902% due 02/25/2036 •	9,131	8,554

Nomura Resecuritization Trust
3.559% due 12/26/2037 ~	7,553	6,670

NovaStar Mortgage Funding Trust
4.532% due 03/25/2037 •	13,378	8,736

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.832% due 12/25/2035 •	388	383

Option One Mortgage Loan Trust
4.492% due 05/25/2037 •	1,678	1,014
4.552% due 02/25/2037 •	11,448	5,630
5.052% due 02/25/2035 •	2,139	2,050

PRET LLC
5.843% due 09/25/2051 þ	15,645	15,662

Project Panama SPV LLC
7.819% due 01/03/2029 «~	15,804	15,887

RAAC Trust
4.772% due 02/25/2037 •	4,038	3,989

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,365	4,309
5.675% due 06/25/2037 þ	16,477	4,029
5.731% due 11/25/2036 þ	26,069	8,538

Residential Asset Mortgage Products Trust
4.712% due 12/25/2035 •	1,347	1,237
4.872% due 03/25/2036 •	502	498

Residential Asset Securities Corporation Trust
5.112% due 09/25/2034 •	419	412

Saxon Asset Securities Trust
6.022% due 12/25/2037 •	3,857	3,407

Securitized Asset-Backed Receivables LLC Trust
4.532% due 05/25/2037 •	151	117
4.612% due 08/25/2036 •	1,115	365

SMB Private Education Loan Trust
0.000% due 03/15/2055 «(d)	4	49
3.940% due 02/16/2055	11,636	11,389
4.780% due 03/15/2055	3,000	2,959
4.960% due 03/15/2055	63,004	63,306
5.100% due 03/15/2055	3,000	3,013
5.260% due 03/15/2055	6,000	5,800
5.572% due 03/15/2055 •	7,033	7,047
5.822% due 02/16/2055 •	1,270	1,283

SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(d)	4,019	5,438
4.910% due 03/27/2034 «	27,129	27,292
5.250% due 03/27/2034 «	3,796	3,850
5.770% due 03/27/2034 «	2,944	3,022
6.260% due 03/27/2034 «	2,177	2,253

Soundview Home Loan Trust
4.392% due 11/25/2036 •	32	9
4.677% due 12/25/2036 •	5,313	5,306
4.772% due 11/25/2036 •	6,714	6,390

Structured Asset Investment Loan Trust
5.222% due 07/25/2033 •	2,341	2,292

16	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
4.432% due 03/25/2036 •		$980	$958
4.502% due 05/25/2047 •		2,167	2,132
4.712% due 12/25/2036 •		19,167	17,936

WaMu Asset-Backed Certificates WaMu Trust
4.562% due 05/25/2037 •		3,705	3,305

Wells Fargo Home Equity Asset-Backed Securities Trust
4.617% due 01/25/2037 •		11,774	11,772

			525,792

CORPORATE BONDS & NOTES 6.7%

Athene Global Funding
5.068% due 07/16/2026 •		3,200	3,208

Bank of America Corp.
3.261% due 01/28/2031 •	EUR	3,400	4,029
5.162% due 01/24/2031 •		$49,300	50,897
5.202% due 04/25/2029 •		4,500	4,613
5.468% due 01/23/2035 •		11,000	11,493
5.511% due 01/24/2036 •		21,600	22,588

Bayer U.S. Finance II LLC
4.250% due 12/15/2025		10,300	10,292

Beignet
6.850% due 06/01/2049 «(b)		161,100	161,100

Blackstone Holdings Finance Co. LLC
3.500% due 06/01/2034	EUR	12,200	14,395

Bristol-Myers Squibb Co.
5.200% due 02/22/2034		$14,300	14,834

Broadcom, Inc.
2.450% due 02/15/2031		100	91

Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% due 06/01/2052		6,400	4,338
3.950% due 06/30/2062		8,700	5,508

Citigroup, Inc.
4.542% due 09/19/2030 •		54,200	54,471
5.174% due 02/13/2030 •		20,900	21,443
5.449% due 06/11/2035 •		23,200	24,066

Credit Suisse AG AT1 Claim		16,825	2,187

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		3,800	3,387

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,900	1,870
2.900% due 02/16/2028		900	856
3.375% due 11/13/2025		21,100	21,062

GA Global Funding Trust
2.250% due 01/06/2027		7,400	7,220
5.900% due 01/13/2035		10,500	10,912

Goldman Sachs Group, Inc.
3.500% due 01/23/2033 •	EUR	10,500	12,466
5.016% due 10/23/2035 •		$32,850	33,084
5.330% due 07/23/2035 •		10,400	10,710
5.353% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,600	2,619
5.536% due 01/28/2036 •		14,700	15,352
5.727% due 04/25/2030 •		15,000	15,697
6.484% due 10/24/2029 •		15,200	16,178

JPMorgan Chase & Co.
4.603% due 10/22/2030 •		15,000	15,180
4.995% due 07/22/2030 •		6,700	6,874
5.012% due 01/23/2030 •		42,000	43,034
6.087% due 10/23/2029 •		20,900	22,060

Las Vegas Sands Corp.
5.900% due 06/01/2027		13,900	14,188

Marvell Technology, Inc.
1.650% due 04/15/2026		6,400	6,307

Morgan Stanley
2.475% due 01/21/2028 •		2,600	2,545
2.674% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	26,200	30,823
3.790% due 03/21/2030 •		21,900	26,437
3.955% due 03/21/2035 •		28,400	34,243
4.654% due 10/18/2030 •		$27,600	27,910
5.173% due 01/16/2030 •		40,100	41,222
5.320% due 07/19/2035 •		10,800	11,148

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.466% due 01/18/2035 •		$7,700	$8,023
6.407% due 11/01/2029 •		15,700	16,689

Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	192
3.500% due 08/01/2050		500	342
3.950% due 12/01/2047		900	673
4.000% due 12/01/2046		800	604
4.250% due 03/15/2046		500	394
4.300% due 03/15/2045		600	482
4.400% due 03/01/2032		2,500	2,440
4.500% due 07/01/2040		300	261
4.550% due 07/01/2030		600	596
4.600% due 06/15/2043		1,100	927
4.750% due 02/15/2044		1,207	1,035
4.950% due 07/01/2050		100	86
5.700% due 03/01/2035		2,300	2,358

Philip Morris International, Inc.
2.750% due 06/06/2029	EUR	25,900	30,286
4.875% due 02/13/2029		$13,000	13,284

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •		18,300	18,497

Wells Fargo & Co.
4.808% due 07/25/2028 •		7,500	7,590
4.897% due 07/25/2033 •		10,000	10,164
5.150% due 04/23/2031 •		38,900	40,129
5.198% due 01/23/2030 •		16,100	16,584
5.211% due 12/03/2035 •		38,000	38,842
5.389% due 04/24/2034 •		20,200	20,995
5.499% due 01/23/2035 •(h)		15,000	15,652
6.303% due 10/23/2029 •		13,600	14,408

			1,104,470

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Charter Communications Operating LLC
6.541% (TSFR3M + 2.250%) due 12/15/2031 ~		12,592	12,601

Pantheon Senior Debt Secondaries III
6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(g)		5,200	5,201

Project Hudson II
7.730% due 05/29/2026 «		7,500	7,595

			25,397

MUNICIPAL BONDS & NOTES 0.1%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041		100	120

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		7,700	6,560

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027		5,000	4,838
2.532% due 06/01/2028		3,300	3,143

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		7,944	8,190

			22,851

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%

ACRA Trust
5.608% due 10/25/2064 þ		2,580	2,596

Adjustable Rate Mortgage Trust
5.450% due 09/25/2035 ~		35	31

American Home Mortgage Assets Trust
4.462% due 05/25/2046 •		107	95

Angel Oak Mortgage Trust
4.750% due 09/26/2067 þ		9,161	9,127
4.846% due 07/25/2062 þ		24,372	24,328

BAMLL Commercial Mortgage Securities Trust
5.315% due 09/15/2038 •		15,200	14,610

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «~	$28,565	$27,697
3.110% due 08/25/2052 «~	10,000	8,851

Banc of America Funding Trust
2.371% due 03/20/2036 ~	24	23
4.376% due 10/20/2046 ~	25	21
4.971% due 01/20/2047 ~	39	34
5.500% due 01/25/2036	10	10
6.000% due 03/25/2037	109	83
6.063% due 02/20/2036 ~	246	235
6.122% due 11/20/2034 ~	111	110

Banc of America Mortgage Trust
4.976% due 04/25/2035 ~	48	47
5.119% due 09/25/2035 ~	9	8
5.333% due 06/25/2035 ~	38	35

BCAP LLC Trust
5.135% due 01/26/2047 •	95	94
5.250% due 02/26/2036 ~	405	154
5.250% due 04/26/2037	674	376

Bear Stearns ALT-A Trust
4.126% due 08/25/2036 ~	534	356
4.164% due 08/25/2036 ~	843	383
4.167% due 11/25/2036 ~	203	91
4.774% due 08/25/2036 ~	108	68
4.838% due 09/25/2035 ~	1,362	745
4.850% due 11/25/2035 ~	28	21
5.170% due 01/25/2036 ~	54	51

Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	27	25
5.380% due 07/25/2034 ~	11	11
5.777% due 02/25/2034 ~	4	4
5.862% due 10/25/2033 ~	12	12
5.912% due 11/25/2034 ~	1	1
6.841% due 01/25/2035 ~	54	55
6.896% due 05/25/2034 ~	31	31

Bear Stearns Structured Products, Inc. Trust
3.965% due 12/26/2046 ~	20	16

Chase Mortgage Finance Trust
4.933% due 07/25/2037 ~	325	267
6.522% due 02/25/2037 ~	35	35

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.502% due 05/25/2036 •	250	240

CHL Mortgage Pass-Through Trust
4.115% due 09/20/2036 ~	59	53
4.228% due 03/25/2037 ~	73	63
4.327% due 02/25/2047 ~	92	84
4.485% due 05/20/2036 ~	141	131
4.563% due 04/20/2036 ~	1,976	1,792
4.812% due 03/25/2035 •	162	153
4.852% due 04/25/2035 •	200	192
4.912% due 03/25/2035 •	196	187
4.932% due 02/25/2035 •	5	4
5.097% due 11/25/2034 ~	173	166
6.000% due 08/25/2037	970	434
6.449% due 02/20/2036 •	153	142

CIM Trust
5.500% due 08/25/2064 ~	5,706	5,759

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	25	22

Citigroup Mortgage Loan Trust, Inc.
3.000% due 11/27/2051 ~	31,474	27,354
4.487% due 09/25/2037 ~	237	219
4.772% due 03/25/2037 ~	128	125
5.094% due 07/25/2046 ~	296	282
5.482% due 08/25/2035 ~	5	5
6.490% due 05/25/2035 •	7	7

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.595% due 09/25/2035 ~	637	573

COLT Mortgage Loan Trust
4.156% due 02/25/2067 ~	8,519	8,232

Countrywide Alternative Loan Trust
4.440% due 09/20/2046 •	645	665
4.552% due 04/25/2047 •	436	405
4.622% due 05/25/2037 •	311	95

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.652% due 09/25/2046 •	$223	$218
4.670% due 03/20/2046 •	33	31
4.670% due 05/20/2046 •	304	273
4.670% due 07/20/2046 •	216	183
4.672% due 09/25/2035 •	93	52
4.692% due 07/25/2046 •	21	19
4.722% due 09/25/2035 •	816	489
4.753% due 02/25/2037 ~	45	40
4.832% due 02/25/2037 •	124	105
5.000% due 11/25/2035	2,963	1,535
5.250% due 06/25/2035	56	41
5.403% due 11/25/2047 •	1,033	926
5.533% due 11/25/2047 •	2,401	2,151
5.553% due 08/25/2035 •	117	112
5.653% due 11/25/2035 •	94	85
6.193% due 11/25/2035 •	91	85
6.250% due 08/25/2037	279	127
6.500% due 08/25/2032	2	2

Cross Mortgage Trust
5.181% due 07/25/2070 ~	19,485	19,550

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~	1,247	724

CSMC Trust
2.500% due 07/25/2056 ~	2,488	2,073
5.665% due 07/15/2038 •	4,800	4,373

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.552% due 07/25/2047 •	220	206
4.652% due 08/25/2047 •	5,638	4,896
5.772% due 10/25/2047 •	2,488	1,923

DSLA Mortgage Loan Trust
4.888% due 07/19/2045 •	3	0

Ellington Financial Mortgage Trust
5.494% due 08/25/2070 þ	35,478	35,798

Extended Stay America Trust
5.344% due 07/15/2038 •	21,672	21,689

First Horizon Mortgage Pass-Through Trust
6.002% due 08/25/2035 ~	38	25

GCAT Trust
3.000% due 04/25/2052 ~	14,057	12,138

GreenPoint Mortgage Funding Trust
4.632% due 01/25/2037 •	232	214
4.692% due 04/25/2036 •	157	141
4.812% due 11/25/2045 •	39	37

GreenPoint Mortgage Pass-Through Certificates
7.107% due 10/25/2033 ~	2	2

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	5,317	4,414
2.500% due 04/25/2052 ~	6,635	5,510
3.000% due 09/25/2052 ~	31,503	27,142
3.750% due 10/25/2057	1,786	1,754
3.900% due 09/25/2061 þ	4,405	4,314
4.100% due 07/25/2065 þ	7,555	7,363

GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~	72	63
4.317% due 05/25/2035 ~	44	32
4.502% due 05/25/2037 •	2,520	1,183
5.191% due 09/25/2035 ~	55	53
5.272% due 04/25/2035 ~	8	8
5.880% due 03/25/2033 •	9	9
6.625% due 01/25/2035 ~	52	50

HarborView Mortgage Loan Trust
4.628% due 09/19/2037 •	351	305
4.728% due 03/19/2036 •	53	49
4.815% due 07/19/2035 ~	51	38

HomeBanc Mortgage Trust
4.682% due 04/25/2037 ~	341	308

Impac CMB Trust
4.992% due 10/25/2034 •	45	45
5.052% due 10/25/2034 •	19	19

IndyMac IMSC Mortgage Loan Trust
4.632% due 07/25/2047 •	1,301	852

IndyMac INDA Mortgage Loan Trust
3.644% due 08/25/2036 ~	256	200
5.062% due 11/25/2035 ~	28	29

IndyMac INDB Mortgage Loan Trust
4.872% due 11/25/2035 •	111	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDX Mortgage Loan Trust
3.761% due 03/25/2036 ~	$2,990	$2,140
4.049% due 09/25/2035 ~	3,009	2,471
4.572% due 06/25/2037 •	268	91
4.580% due 12/25/2034 ~	24	22
4.652% due 09/25/2046 •	1,383	1,269
4.752% due 06/25/2037 •	223	208
4.772% due 02/25/2037 •	429	288

JP Morgan Alternative Loan Trust
4.752% due 10/25/2036 •	5,901	5,359
5.500% due 11/25/2036 ~	6	3
5.533% due 12/25/2035 ~	2,923	1,986

JP Morgan Mortgage Trust
3.000% due 03/25/2052 ~	50,559	43,908
3.000% due 05/25/2052 ~	65,019	56,425
5.000% due 05/25/2052 •	10,373	9,694
5.203% due 09/25/2035 ~	25	24
5.466% due 02/25/2036 ~	149	98
5.669% due 10/25/2035 ~	2	2
5.792% due 07/25/2035 ~	29	29
5.945% due 11/25/2033 ~	9	9

Luminent Mortgage Trust
4.612% due 12/25/2036 •	766	674

Manhattan West Mortgage Trust
2.130% due 09/10/2039	23,200	22,123

MASTR Adjustable Rate Mortgages Trust
4.482% due 04/25/2046 •	557	516

MASTR Alternative Loan Trust
4.672% due 03/25/2036 •	370	33
6.000% due 03/25/2036	592	518

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.745% due 06/15/2030 •	3	3
5.137% due 10/20/2029 •	2	2

Merrill Lynch Mortgage Investors Trust
4.681% due 06/25/2035 ~	48	47
4.692% due 02/25/2036 •	123	121
4.772% due 11/25/2035 •	156	150
6.054% due 02/25/2033 ~	15	14

MFA Trust
1.381% due 04/25/2065 ~	3,356	3,286
1.947% due 04/25/2065 ~	1,387	1,361
5.261% due 08/25/2070 þ	27,145	27,255

Morgan Stanley Capital I Trust
5.434% due 12/15/2038 •	22,800	21,943

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	3,909	3,821

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	10,569	10,221
2.750% due 11/25/2059 ~	9,984	9,619
6.864% due 10/25/2063 þ	10,481	10,636

NYMT Loan Trust
5.379% due 06/25/2069 ~	2,868	2,881

OBX Trust
3.000% due 01/25/2052 ~	29,290	25,345
5.949% due 02/25/2063 þ	5,869	5,885
6.120% due 11/25/2062 ~	5,347	5,345

PMT Loan Trust
2.500% due 07/25/2051 ~	9,781	8,144

PRPM LLC
4.000% due 11/25/2054 þ	3,617	3,540

RALI Trust
4.422% due 02/25/2047 •	1,129	347
4.632% due 07/25/2036 •	10,712	3,446
4.672% due 12/25/2046 •	416	370
4.692% due 04/25/2046 •	39	10
4.812% due 05/25/2046 •	147	118
5.139% due 10/25/2037 ~	2,522	2,019
6.000% due 06/25/2036	295	242
6.250% due 02/25/2037	5,402	4,501

Residential Asset Securitization Trust
4.672% due 01/25/2046 •	90	24
5.750% due 02/25/2036	3,493	2,386
6.500% due 08/25/2036	571	158

RFMSI Trust
5.534% due 09/25/2035 ~	128	80

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 03/25/2032	$10	$11

Sequoia Mortgage Trust
4.327% due 09/20/2046 ~	1,109	623
6.741% due 04/20/2035 ~	11	11

Structured Adjustable Rate Mortgage Loan Trust
4.260% due 09/25/2036 ~	285	192
4.529% due 08/25/2035 ~	135	117
6.100% due 04/25/2034 ~	2	2
6.336% due 02/25/2034 ~	19	19

Structured Asset Mortgage Investments II Trust
4.652% due 06/25/2036 •	12	12
4.692% due 05/25/2036 •	197	139
4.712% due 05/25/2036 •	1,303	1,076
4.712% due 09/25/2047 •	1,317	1,176
4.792% due 05/25/2046 •	28	17
4.828% due 07/19/2034 •	1	1
4.872% due 08/25/2036 •	803	592
4.892% due 12/25/2035 •	3	2
5.653% due 08/25/2047 •	652	557

Structured Asset Securities Corp.
4.552% due 01/25/2036 •	740	619

Structured Asset Securities Corp. Mortgage Loan Trust
4.562% due 10/25/2036 •	5,098	4,282

Thornburg Mortgage Securities Trust
5.297% due 10/25/2043 ~	17	16
5.522% due 06/25/2037 •	205	191
5.533% due 06/25/2037 •	1,339	1,149
5.583% due 06/25/2037 •	3,137	2,691
5.583% due 06/25/2047 •	370	340
5.633% due 03/25/2037 •	242	171

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	11,833	10,836
2.710% due 01/25/2060 ~	8,082	7,811
2.900% due 10/25/2059 ~	34,319	33,023
4.541% due 10/27/2064 ~	7,919	7,939
5.272% due 05/25/2058 •	2,769	2,832

UWM Mortgage Trust
3.000% due 01/25/2052 ~	6,208	5,366

WaMu Mortgage Pass-Through Certificates Trust
3.949% due 12/25/2046 •	48	43
4.159% due 09/25/2036 ~	1,038	889
4.198% due 02/27/2034 •	38	37
4.350% due 04/25/2035 ~	63	61
4.400% due 02/25/2037 ~	1,980	1,770
4.546% due 10/25/2035 ~	98	90
4.640% due 12/25/2035 ~	91	83
4.673% due 08/25/2046 ~	573	521
4.832% due 11/25/2045 •	1,272	1,202
4.892% due 01/25/2045 •	50	50
5.012% due 11/25/2034 •	179	174
5.133% due 06/25/2046 •	283	266
5.153% due 02/25/2046 •	699	643
5.653% due 10/25/2046 •	403	383
5.771% due 06/25/2033 ~	11	11

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.652% due 07/25/2046 •	2,130	1,822
4.923% due 04/25/2047 •	4,416	3,668
4.993% due 05/25/2047 •	7	11
5.093% due 07/25/2046 •	263	162

Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039	18,800	18,129

		715,225

U.S. GOVERNMENT AGENCIES 42.0%

Federal Home Loan Mortgage Corp.
2.500% due 01/01/2051 - 02/01/2051	4,843	4,093
3.000% due 06/01/2051	481	423
3.500% due 07/01/2039 - 10/01/2039	2,187	2,100
4.000% due 06/01/2038 - 06/01/2052	4,048	3,840
5.500% due 06/01/2053 - 01/01/2055	90,785	91,772
6.000% due 12/01/2033 - 10/01/2054	144,054	147,797

18	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 09/01/2053 - 04/01/2055	$62,386	$64,795
7.020% due 09/01/2035 •	4	4

Federal Home Loan Mortgage Corp. REMICS
1.815% due 01/15/2038 ~(a)	1,618	83
4.810% due 01/15/2038 •	1,618	1,597
4.967% due 10/15/2040 •	675	669
5.087% due 12/15/2037 •	72	72
5.296% due 11/25/2054 •	14,662	14,687
5.356% due 02/25/2055 •	9,540	9,563
5.506% due 03/25/2055 •	31,612	31,737
5.756% due 03/25/2055 •	10,807	10,895

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 10/25/2044 - 02/25/2045 •	535	493

Federal National Mortgage Association
2.500% due 02/01/2051	3,602	3,067
3.000% due 10/01/2049 - 03/01/2060	29,084	25,575
3.500% due 04/01/2027 - 01/01/2059	37,480	34,554
4.000% due 02/01/2039 - 08/01/2053	8,446	8,055
4.500% due 07/01/2052	1,816	1,776
5.420% due 06/01/2043 •	8	8
5.500% due 06/01/2053 - 10/01/2053	39,572	40,004
6.000% due 01/01/2054 - 10/01/2054	373,788	382,779
6.007% due 12/01/2034 •	24	24
6.125% due 06/01/2035 •	61	62
6.460% due 04/01/2032 •	4	4
6.500% due 08/01/2053 - 04/01/2055	203,643	210,843
6.526% due 11/01/2034 •	146	152
6.633% due 12/01/2030 •	2	2

Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044	68	69

Federal National Mortgage Association REMICS
4.583% due 03/25/2034 •	3	2
4.871% due 06/25/2036 •	121	120
4.971% due 10/25/2040 •	64	64
5.506% due 03/25/2055 •	17,005	17,074
5.516% due 03/25/2055 •	8,604	8,639
5.856% due 12/25/2054 •	29,386	29,681
6.000% due 04/25/2043	77	78

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	187	195

Government National Mortgage Association
3.000% due 03/20/2052 - 12/20/2052	124,849	111,576
3.500% due 02/20/2052 - 07/20/2055	768,091	700,980
5.000% due 08/20/2027 •	2	2
5.625% (H15T1Y + 1.500%) due 05/20/2026 ~	1	1
5.625% due 04/20/2027 - 05/20/2030 •	30	29

Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	156	152
5.389% due 12/20/2073 •	11,289	11,356
6.000% due 08/20/2034	1,773	1,791

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association, TBA
2.500% due 11/01/2055	$68,878	$59,313
3.000% due 11/01/2055	382,000	341,069
3.500% due 10/01/2055	9,000	8,207
6.500% due 10/01/2055 - 11/01/2055	370,300	380,359

Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2055 - 12/01/2055	1,978,900	1,961,437
6.000% due 11/01/2055	327,820	334,858
6.500% due 11/01/2055	1,775,465	1,836,054

		6,894,631

U.S. TREASURY OBLIGATIONS 7.1%

U.S. Treasury Bonds
1.875% due 02/15/2041 (l)	14,700	10,340
2.250% due 08/15/2049 (l)	39,750	25,381
2.375% due 11/15/2049 (l)	9,225	6,038
3.000% due 02/15/2048 (j)(l)	34,100	25,757
3.000% due 08/15/2048 (l)	8,550	6,431
3.000% due 02/15/2049 (l)	375	281
3.375% due 11/15/2048 (l)	72,400	58,180
4.125% due 08/15/2044 (j)(l)	87,750	81,476
4.500% due 11/15/2054 (l)	343,300	330,641
4.625% due 02/15/2055 (h)	213,900	210,324

U.S. Treasury Inflation Protected Securities (e)
2.375% due 01/15/2027 (j)	6,728	6,849
2.500% due 01/15/2029 (j)	37,840	39,551
3.875% due 04/15/2029 (j)	14,737	16,118
0.125% due 10/15/2025 (j)	5,602	5,598
0.125% due 07/15/2031 (j)	55,442	51,792
0.125% due 01/15/2032 (j)	52,556	48,410
0.500% due 01/15/2028 (j)	91,540	90,498
0.625% due 07/15/2032 (j)	35,689	33,791
1.125% due 01/15/2033 (j)	103,836	100,673

U.S. Treasury Notes
3.500% due 02/15/2033 (j)(l)	4,970	4,826
4.000% due 02/29/2028 (j)(l)	10,200	10,291

		1,163,246

Total United States (Cost $10,527,318)		10,451,612

SHORT-TERM INSTRUMENTS 1.2%

COMMERCIAL PAPER 0.9%

AES Corp.
4.500% due 10/07/2025	$15,200	15,187

Air Lease Corp.
4.570% due 10/10/2025	8,950	8,939

Alimentation Couche-Tard, Inc.
4.560% due 10/02/2025	7,650	7,648
4.560% due 10/03/2025	13,250	13,245

Bacardi-Martini BV
4.580% due 10/30/2025	2,800	2,789
4.780% due 10/16/2025	900	898

Crown Castle, Inc.
4.610% due 10/21/2025 (b)	2,900	2,892
4.610% due 10/23/2025	30,850	30,759

Glencore Funding LLC
4.360% due 10/16/2025	3,100	3,094

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCA, Inc.
4.580% due 10/15/2025		$4,150	$4,142
4.600% due 10/24/2025		23,100	23,029
4.650% due 10/17/2025		1,250	1,247

Keurig Dr. Pepper, Inc.
4.410% due 10/01/2025		9,091	9,090

Oracle Corp.
4.220% due 01/16/2026		11,200	11,062
4.330% due 11/19/2025		18,000	17,895

			151,916

		SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)		2,902,050	2,902

		PRINCIPAL AMOUNT (000S)
NIGERIA TREASURY BILLS 0.3%
31.596% due 11/04/2025 - 06/26/2026 ~(c)(d)	NGN	75,611,394	44,915

U.S. TREASURY BILLS 0.0%
4.175% due 10/21/2025 - 01/27/2026 (c)(d)(j)(l)		$8,125	8,079

Total Short-Term Instruments (Cost $203,906)			207,812

Total Investments in Securities (Cost $20,863,060)			20,701,575

		SHARES
INVESTMENTS IN AFFILIATES 4.6%

SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%

PIMCO Short Asset Portfolio		76,474,265	750,289

PIMCO Short-Term Floating NAV Portfolio III		1,232,312	12,002

Total Short-Term Instruments (Cost $771,884)			762,291

Total Investments in Affiliates (Cost $771,884)			762,291

Total Investments 130.8% (Cost $21,634,944)			$21,463,866

Financial Derivative Instruments (i)(k) (0.5)% (Cost or Premiums, net $19,525)			(90,084)

Other Assets and Liabilities, net (30.3)%			(4,960,881)

Net Assets 100.0%			$16,412,901

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Coupon represents a 7-Day Yield.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pantheon Senior Debt Secondaries III	6.043%	03/26/2026	03/18/2025	$ 5,200	$5,201	0.03%
Project Alfa Investindustrial VIII SCSp	4.117%	02/27/2026	02/28/2025	3,235	3,661	0.02
Project Fenno	TBD% - 0.500%	07/10/2028	07/16/2025	6,620	6,680	0.04
Project Fenno	4.366%	07/10/2028	07/16/2025	6,608	6,708	0.05

				$ 21,663	$22,250	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	4.250%	09/22/2025	10/06/2025		$(15,032)	$(15,048)
BPS	3.500	09/19/2025	TBD	(2)	(2,131)	(2,133)
BRC	3.800	09/19/2025	10/31/2025		(22,165)	(22,193)
	4.050	09/19/2025	TBD	(2)	(9,031)	(9,043)
	4.340	09/30/2025	10/02/2025		(52,702)	(52,708)
JPS	4.350	09/24/2025	10/01/2025		(6,008)	(6,014)
MBC	3.750	09/19/2025	TBD	(2)	(1,885)	(1,888)
MEI	4.350	09/26/2025	10/31/2025		(37,459)	(37,481)
	4.750	09/19/2025	10/31/2025		(525)	(526)
MYI	3.250	09/19/2025	TBD	(2)	(8,843)	(8,852)
SBI	1.000	09/19/2025	TBD	(2)	(4,940)	(4,942)

Total Reverse Repurchase Agreements						$(160,828)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	4.340%	09/08/2025	10/06/2025	$(1,470)	$(1,474)

Total Sale-Buyback Transactions					$(1,474)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (12.2)%
U.S. Government Agencies (12.2)%
Government National Mortgage Association, TBA	3.500%	10/01/2055	$161,390	$(148,321)	$(147,176)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2040	244,800	(226,171)	(225,049)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2055	1,016,731	(805,883)	(819,722)
Uniform Mortgage-Backed Security, TBA	2.000	11/13/2055	338,019	(272,422)	(272,535)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	10,000	(8,286)	(8,427)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	61,530	(51,937)	(51,858)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2055	249,400	(221,575)	(219,111)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	115,100	(105,546)	(105,142)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055	6,300	(5,949)	(5,937)
Uniform Mortgage-Backed Security, TBA	4.500	11/01/2055	14,100	(13,805)	(13,671)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	138,800	(140,047)	(139,862)

Total Short Sales (12.2)%				$ (1,999,942)	$ (2,008,490)

20	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOO	$0	$(15,048)	$0	$(15,048)	$14,917	$(131)
BPS	0	(2,133)	0	(2,133)	2,104	(29)
BRC	0	(83,944)	0	(83,944)	85,138	1,194
JPS	0	(6,014)	0	(6,014)	5,998	(16)
MBC	0	(1,888)	0	(1,888)	2,085	197
MEI	0	(38,007)	0	(38,007)	41,161	3,154
MYI	0	(8,852)	0	(8,852)	8,733	(119)
SBI	0	(4,942)	0	(4,942)	5,180	238

Master Securities Forward Transaction Agreement
UBS	0	0	(1,474)	(1,474)	1,475	1

Total Borrowings and Other Financing Transactions	$0	$(160,828)	$(1,474)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(526)	$(24,970)	$(25,496)
Sovereign Issues	0	0	(59,674)	(1,888)	(61,562)
U.S. Treasury Obligations	(6,014)	(67,756)	0	0	(73,770)

Total	$(6,014)	$(67,756)	$(60,200)	$(26,858)	$(160,828)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,474)	0	0	(1,474)

Total	$0	$(1,474)	$0	$0	$(1,474)

Total Borrowings	$(6,014)	$(69,230)	$(60,200)	$(26,858)	$(162,302)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(162,302)

(h)	Securities with an aggregate market value of $166,748 and cash of $171 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(161,258) at a weighted average interest rate of 4.239%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$ 113.500	10/24/2025	262	$262	$(53)	$(56)
Put - EUREX Euro-Bund October 2025 Futures	EUR 127.500	10/24/2025	416	416	(157)	(93)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	185	185	(41)	(52)
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	231	231	(108)	(25)

					$(359)	$(226)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	262	$262	$(49)	$(29)

Total Written Options					$(408)	$(255)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2025	3,994	$351,444	$7,337	$1,578	$0
Euro-BTP Future December Futures	12/2025	9,569	1,346,341	8,715	4,269	0
Euro-Buxl 30-Year Bond December Futures	12/2025	214	28,763	643	266	(55)
Long Guilt December Futures	12/2025	4,070	497,235	232	2,135	(274)
U.S. Treasury 5-Year Note December Futures	12/2025	2,960	323,218	930	116	0
U.S. Treasury 10-Year Note December Futures	12/2025	1,745	196,313	1,193	0	(28)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	5,923	681,608	6,823	0	(370)

				$25,873	$8,364	$(727)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	12/2025	750	$(53,022)	$182	$14	$(73)
Australia Government 10-Year Bond December Futures	12/2025	10,233	(767,524)	1,922	0	(5,269)
Canada Government 5-Year Bond December Futures	12/2025	172	(14,252)	(167)	0	(34)
Euro-Bobl December Futures	12/2025	5,936	(821,037)	1,082	0	(1,115)
Euro-Bund December Futures	12/2025	2,466	(372,237)	(1,033)	87	(984)
Euro-Oat December Futures	12/2025	3,437	(489,673)	(2,942)	0	(1,170)
Euro-Schatz December Futures	12/2025	3,736	(469,241)	517	0	(88)
Japan Government 10-Year Bond December Futures	12/2025	1,215	(1,115,629)	10,548	904	(904)
U.S. Treasury 2-Year Note December Futures	12/2025	2,219	(462,436)	(441)	0	(243)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	2,419	(290,431)	(8,242)	1,361	0

				$1,426	$2,366	$(9,880)

Total Futures Contracts				$27,299	$10,730	$(10,607)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR 36,300	$213	$(131)	$82	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.428	$ 2,100	157	(133)	24	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.499	3,100	271	(167)	104	0	0

						$641	$(431)	$210	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$	165,600	$(914)	$(1,127)	$(2,041)	$0	$(34)
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		312,300	(6,952)	(230)	(7,182)	0	0
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035		190,050	(1,033)	(808)	(1,841)	0	(23)
CDX.IG-45 10-Year Index	(1.000)	Quarterly	12/20/2035		210,500	(1,608)	12	(1,596)	0	(38)

						$(10,507)	$(2,153)	$(12,660)	$0	$(95)

22	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$	12,900	$267	$31	$298	$2	$0
CDX.IG-44 5-Year Index	0.000	Quarterly	06/20/2030		838,220	17,324	1,952	19,276	62	(40)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		392,000	8,841	168	9,009	59	0

						$26,432	$2,151	$28,583	$123	$(40)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	390,900	$(909)	$(7,528)	$(8,437)	$76	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		166,440	1,070	99	1,169	0	(57)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		977,400	3,030	4,033	7,063	565	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		97,100	(450)	(111)	(561)	134	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		700,496	1,942	(6,362)	(4,420)	1,135	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		114,100	2,416	(472)	1,944	0	(365)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		51,800	407	698	1,105	0	(180)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		7,600	337	(108)	229	0	(59)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		45,100	729	779	1,508	0	(356)
Receive(7)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	2,097,640	(3)	42	39	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	86,610,000	118	(305)	(187)	0	(118)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		21,820,900	(489)	(2,669)	(3,158)	0	(101)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		29,934,240	(12,221)	(1,504)	(13,725)	0	(195)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		58,150,000	(1,224)	(4,554)	(5,778)	0	(472)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		57,990,000	(813)	(13,573)	(14,386)	0	(704)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		2,867,700	183	(858)	(675)	0	(36)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		36,530,000	(2,990)	(6,587)	(9,577)	0	(463)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		2,240,000	282	(572)	(290)	0	(29)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		73,449,850	(3,725)	(7,757)	(11,482)	0	(975)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	10,493	2,792	13,285	154	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		18,580,000	(8,786)	(12,741)	(21,527)	0	(276)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		61,700	(110)	(53)	(163)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		5,184,300	(6,410)	(5,016)	(11,426)	0	(50)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		980,000	41	(347)	(306)	0	(14)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	09/17/2030	SGD	892,000	(3,325)	3,786	461	0	(1,634)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/17/2035		129,150	157	(2,100)	(1,943)	0	(363)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		$370,300	1,800	1,370	3,170	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		1,563,320	7,680	(6,210)	1,470	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		869,700	6,249	(6,679)	(430)	0	(118)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,100	0	(4)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		208,100	0	(363)	(363)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		479,900	95	9,262	9,357	0	(95)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		222,800	1,454	(2,148)	(694)	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		1,034,970	20,968	(5,870)	15,098	0	(269)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		15,754	1,198	(636)	562	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		158,400	(996)	(24)	(1,020)	50	0
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027		465,700	0	(67)	(67)	154	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		557,700	3,187	415	3,602	218	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		28,400	0	(148)	(148)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		63,600	0	(344)	(344)	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		82,700	0	(516)	(516)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		180,100	0	(2,341)	(2,341)	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		135,400	0	(1,815)	(1,815)	0	(86)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		438,780	(640)	1,149	509	0	(222)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		284,711	(1,729)	1,780	51	0	(144)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		14,600	292	(52)	240	112	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		127,500	(2,001)	(235)	(2,236)	0	(210)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		359,264	(358)	(5,459)	(5,817)	0	(123)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		60,900	35	(1,187)	(1,152)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		47,100	0	(788)	(788)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		28,200	0	(496)	(496)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		50,000	0	(929)	(929)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		392,350	10,886	(14,952)	(4,066)	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		77,500	(236)	(1,367)	(1,603)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		13,300	(45)	9	(36)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		6,700	(24)	31	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,700	(17)	15	(2)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.470%	Annual	09/04/2034		$10,700	$(40)	$152	$112	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		3,800	(14)	118	104	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		21,400	(63)	(355)	(418)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		21,790	990	(193)	797	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		27,600	(81)	(520)	(601)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		11,800	(34)	(177)	(211)	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		585,891	(6,078)	2,402	(3,676)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		38,500	2,061	(700)	1,361	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Annual	09/17/2035		169,245	2,542	(1,196)	1,346	5	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		375,745	(7,223)	4,234	(2,989)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		425,400	(2,903)	(448)	(3,351)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,600	10	63	73	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		66,570	22,040	2,825	24,865	155	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		39,946	(1,004)	(45)	(1,049)	115	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		29,070	1,926	1,793	3,719	80	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	11/15/2054		46,700	0	114	114	138	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		18,800	0	(2)	(2)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		41,000	0	(41)	(41)	121	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		28,600	0	(56)	(56)	85	0
Receive	1-Day USD-SOFR Compounded-OIS	3.990	Annual	11/15/2054		44,800	0	(296)	(296)	133	0
Receive	1-Day USD-SOFR Compounded-OIS	3.996	Annual	11/15/2054		17,000	0	(131)	(131)	50	0
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054		28,100	0	(800)	(800)	84	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		12,540	0	(366)	(366)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		2,220	0	(65)	(65)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		25,940	0	(825)	(825)	78	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		10,000	0	333	333	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		7,900	0	253	253	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	02/15/2055		37,200	0	1,164	1,164	110	0
Receive	1-Day USD-SOFR Compounded-OIS	3.779	Annual	02/15/2055		14,200	0	439	439	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.798	Annual	02/15/2055		43,500	0	1,199	1,199	129	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		30,600	0	796	796	90	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		11,600	0	185	185	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		19,800	0	295	295	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		32,600	0	1,043	1,043	96	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		60,200	7,432	144	7,576	172	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		27,500	102	(58)	44	82	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		19,584	(342)	(99)	(441)	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		35,627	(19)	(116)	(135)	107	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		14,280	1,449	(364)	1,085	42	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		12,336	(132)	(33)	(165)	37	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		82,040	(2,823)	308	(2,515)	0	(255)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(3,801)	4,800	999	0	(14)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	(1,009)	1,262	253	0	(4)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	(907)	1,216	309	0	(3)
Pay(7)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	2,739,250	(2,094)	(319)	(2,413)	368	0
Pay(7)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	360,268,800	2,553	(3,786)	(1,233)	235	0
Pay	3-Month NZD-BBR	0.000	Semi-Annual	06/19/2029	NZD	106,200	880	3,884	4,764	93	0
Receive	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		106,200	(3,993)	(771)	(4,764)	0	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	788,000	(18)	1,662	1,644	101	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(3,953)	2,542	(1,411)	27	0
Pay(7)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		1,408,900	(9,162)	(8,442)	(17,604)	1,978	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		94,000	(55)	249	194	305	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		305,200	1,078	3,568	4,646	1,000	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		251,000	1,344	(1,234)	110	876	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		125,500	2,074	(296)	1,778	442	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		227,100	198	(896)	(698)	831	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	(1,021)	348	(673)	0	(2)
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	300	(17)	15	(2)	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		507,230	5,986	10,629	16,615	84	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(1,428)	771	(657)	4	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(2,475)	1,335	(1,140)	6	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(1,938)	1,068	(870)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(2,553)	1,513	(1,040)	6	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(1,217)	718	(499)	3	0
Pay(7)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		889,300	(3,154)	(1,067)	(4,221)	379	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		1,200	42	40	82	1	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		34,492	0	(537)	(537)	35	0
Pay	6-Month EUR-EURIBOR	1.929	Annual	10/11/2029		158,740	0	(1,368)	(1,368)	164	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		257,800	(40)	(1,501)	(1,541)	268	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		218,600	253	3,015	3,268	258	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		2,008,400	9,417	(3,354)	6,063	3,465	0

24	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(7)	6-Month EUR-EURIBOR	3.000%	Annual	03/15/2033	EUR	230,010	$(3,911)	$681	$(3,230)	$0	$(466)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		869,200	293	922	1,215	2,494	(54)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		142,090	(8,657)	(322)	(8,979)	526	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	(1,969)	(943)	(2,912)	139	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		15,900	(1,127)	(7,188)	(8,315)	75	0
Receive(7)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		333,400	16,826	7,310	24,136	0	(808)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		211,740	2,779	1,114	3,893	1,453	(23)
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	1,291,800	(2,644)	8,949	6,305	35	0
Pay	CAONREPO	3.898	Annual	06/19/2026		395,400	(28)	4,020	3,992	49	0
Pay	CAONREPO	3.925	Annual	06/19/2026		310,100	(27)	3,219	3,192	39	0
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		107,400	(3,763)	3,892	129	61	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		172,000	(261)	2,139	1,878	169	0
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		65,800	(4,350)	2,775	(1,575)	64	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		193,700	(12,264)	8,782	(3,482)	202	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		116,000	1,801	(4,897)	(3,096)	0	(240)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		12,400	103	(186)	(83)	0	(25)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		19,300	70	(350)	(280)	0	(40)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		162,200	(111)	(3,765)	(3,876)	0	(335)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		199,200	711	(6,718)	(6,007)	0	(419)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		82,200	(82)	(2,825)	(2,907)	0	(174)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		63,200	0	(464)	(464)	0	(132)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		94,100	1,146	(4,859)	(3,713)	0	(204)
Receive	CAONREPO	3.700	Semi-Annual	09/01/2033		46,400	(3)	(2,309)	(2,312)	0	(102)
Pay(7)	CAONREPO	3.000	Semi-Annual	03/18/2036		10,600	(152)	199	47	31	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		36,900	(3,458)	1,362	(2,096)	186	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		35,300	115	134	249	195	0

							$11,371	$(62,877)	$(51,506)	$21,575	$(11,459)

Total Swap Agreements							$27,937	$(63,310)	$(35,373)	$21,699	$(11,594)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$10,730	$22,022	$32,752	$(255)	$(10,607)	$(11,858)	$(22,720)

(j)

Securities with an aggregate market value of $355,870 and cash of $13,035 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $58 and liability of $(16) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $323 and liability of $(264) for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025		$152,166	AUD	231,712	$1,159	$0
	10/2025		827,807	CAD	1,151,586	0	(300)
	11/2025	AUD	231,712		$152,238	0	(1,158)
	11/2025	CAD	1,144,555		824,014	258	0

BOA	10/2025	BRL	52,156		9,633	0	(167)
	10/2025	CAD	9,823		7,126	67	0
	10/2025	CNH	41,700		5,852	0	(1)
	10/2025	JPY	981,711		6,691	53	0
	10/2025	SGD	43		33	0	0
	10/2025		$9,806	BRL	52,156	0	(7)
	10/2025		563	CNY	4,012	2	0
	10/2025		5,989	ILS	20,139	91	0
	10/2025		11,393	INR	1,007,788	0	(59)
	10/2025		8,810	JPY	1,319,514	113	0
	10/2025		9,342	KRW	12,934,300	0	(124)
	10/2025		1,590	NZD	2,761	11	0
	10/2025		2,525	PLN	9,085	0	(26)
	10/2025		18,903	RON	81,653	0	(67)
	10/2025		14	THB	465	0	0
	11/2025	JPY	1,314,946		$8,810	0	(113)
	11/2025	NZD	2,761		1,592	0	(11)
	11/2025		$2,995	ILS	10,015	28	0
	11/2025		8,395	INR	747,594	0	(3)
	11/2025	ZAR	1,730,535		$99,318	0	(543)
	12/2025	TWD	670		22	0	0
	12/2025		$1,045	TRY	46,379	8	0
	03/2026	CZK	50,684	EUR	2,073	3	0
	03/2026	EUR	5,877	CZK	144,133	14	0

BPS	10/2025	BRL	389,800		$64,158	0	(9,081)
	10/2025	CNH	1,172,920		164,688	64	0
	10/2025	EUR	10,247	RON	52,196	0	(6)
	10/2025		48,813		$57,639	330	0
	10/2025	IDR	718,113,588		43,411	422	(61)
	10/2025	INR	1,048,185		11,898	107	0
	10/2025	SGD	31,673		24,719	165	0
	10/2025	TRY	179,325		4,185	0	(115)
	10/2025	TWD	1,904,251		63,387	910	(78)
	10/2025		$71,457	BRL	389,800	1,788	(5)
	10/2025		12,491	CNY	88,938	33	0
	10/2025		51,416	IDR	849,420,245	0	(503)
	10/2025		10,289	JPY	1,528,719	48	0
	10/2025		69,189	KRW	95,714,372	0	(994)
	10/2025		24,239	PLN	88,222	35	(8)
	10/2025		14	TRY	591	0	0
	10/2025		11,421	TWD	345,730	0	(65)
	11/2025	IDR	127,340,621		$7,620	0	(8)
	11/2025	INR	771,710		8,670	0	(1)
	11/2025	JPY	1,523,410		10,289	0	(48)
	11/2025	KRW	6,672,644		4,760	2	0
	11/2025		$2,053	BRL	10,994	0	(3)
	11/2025		40,820	CNY	288,874	0	(93)
	11/2025		9,067	ILS	30,472	133	0
	12/2025	CNH	16,572		$2,337	0	(1)
	12/2025	TWD	226,117		7,534	70	0
	12/2025		$2,337	CNY	16,548	1	0
	12/2025		8,272	HUF	2,747,212	0	(40)
	12/2025		11,067	IDR	186,198,029	69	0
	12/2025		1,066	MXN	19,752	4	0
	01/2026	TWD	681		$23	0	0
	03/2026	CZK	93,346	EUR	3,804	0	(12)
	04/2026	BRL	262,500		$45,953	0	(1,265)
	04/2026	DKK	850,975		121,576	0	(13,794)
	05/2026		$6,539	KWD	1,993	14	(1)
	06/2026		4,135		1,263	19	0
	07/2026		2,887		882	13	0
	06/2027		2,865		869	0	(3)

26	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2029	KWD	10,107		$34,746	$1,286	$0
	07/2029		1,468		5,051	187	0
	05/2030		7,030		24,210	838	0

BRC	10/2025	CHF	46,656		58,451	0	(158)
	10/2025	IDR	4,989,254		304	5	0
	10/2025	MYR	131,925		31,243	0	(121)
	10/2025	NOK	188		19	0	0
	10/2025	TRY	42,288		1,016	0	(1)
	10/2025		$55,183	CAD	75,873	0	(662)
	10/2025		62,890	CHF	50,433	464	0
	10/2025		752,066	EUR	641,513	1,103	0
	10/2025		4,247	GBP	3,145	0	(18)
	10/2025		19,562	PLN	71,528	114	0
	10/2025		32,701	TRY	1,402,199	891	0
	11/2025	AUD	636,901		$421,023	0	(613)
	11/2025	EUR	628,733		738,549	0	(1,092)
	11/2025		$58,451	CHF	46,471	158	0
	11/2025		2,718	EUR	2,309	0	(1)
	11/2025		19	NOK	188	0	0
	11/2025		71,391	TRY	3,118,483	396	0
	11/2025	ZAR	157,348		$8,936	0	(143)
	12/2025	MYR	185,979		44,316	34	(5)
	12/2025		$713	MXN	13,178	1	0
	12/2025		39,971	TRY	1,764,034	367	0
	01/2026	DKK	508,200		$72,771	0	(7,654)
	01/2026	EUR	16,227	RON	83,431	0	(27)

BSH	10/2025	BRL	465,500		$87,523	60	0
	10/2025	EUR	1,092,001		1,268,744	0	(13,321)
	10/2025	PEN	221		62	0	(2)
	10/2025		$85,601	BRL	465,500	1,862	0
	10/2025		469	NZD	809	1	0
	11/2025	NZD	809		$469	0	(1)
	12/2025	PEN	30,666		8,612	0	(203)
	01/2026		43		12	0	0
	04/2026	BRL	498,100		87,699	0	(1,898)

CBK	10/2025	AUD	27,291		17,846	0	(212)
	10/2025	CAD	1,319		946	0	(1)
	10/2025	CNH	64,046		9,011	25	0
	10/2025	CNY	41,603		5,851	6	0
	10/2025	EUR	36,541		42,778	0	(123)
	10/2025	HKD	39,453		5,074	3	0
	10/2025	IDR	448,562,351		27,114	279	(50)
	10/2025	INR	1,285,801		14,478	17	0
	10/2025	KRW	14,793		11	0	0
	10/2025	NOK	18,537		1,858	1	0
	10/2025	PEN	331,173		92,801	0	(2,536)
	10/2025	SGD	282,030		220,259	1,623	0
	10/2025	THB	1,882,605		58,342	162	0
	10/2025	TWD	2,436,223		82,207	2,161	0
	10/2025		$3,221	AUD	4,920	34	0
	10/2025		5,718	CAD	7,845	0	(81)
	10/2025		19,794	CNH	140,632	0	(56)
	10/2025		69,235	CNY	492,496	121	(21)
	10/2025		59,059	DKK	378,161	419	0
	10/2025		55,066	EUR	47,181	327	0
	10/2025		7,223	GBP	5,346	0	(33)
	10/2025		12,926	IDR	212,599,068	0	(183)
	10/2025		48,514	INR	4,261,853	0	(581)
	10/2025		8,160	JPY	1,192,200	0	(99)
	10/2025		145	NOK	1,463	2	0
	10/2025		17,659	PEN	61,983	193	0
	10/2025		12,601	SEK	119,430	85	0
	10/2025		484,604	SGD	625,334	171	0
	10/2025		32,798	TWD	997,885	23	(46)
	10/2025	ZAR	39,029		$2,254	0	(6)
	11/2025	SGD	623,714		484,604	0	(181)
	11/2025		$946	CAD	1,316	1	0
	11/2025		26,454	CNY	187,281	0	(57)
	11/2025		6,520	ILS	21,851	78	0
	11/2025		14,478	INR	1,288,320	0	(17)
	11/2025		1,858	NOK	18,533	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025	CNH	37,848		$5,336	$0	$(3)
	12/2025	PEN	91,470		25,714	0	(579)
	12/2025	TWD	1,762,478		58,070	59	(168)
	12/2025		$13,145	CNY	93,064	2	(4)
	12/2025		11,443	IDR	192,295,994	58	0
	12/2025		713	KZT	399,729	0	(5)
	12/2025		18	PEN	63	0	0
	12/2025		442	TRY	19,665	3	0
	01/2026	CNH	39,382		$5,559	0	(2)
	01/2026	JPY	2,190,000		16,134	1,182	0
	01/2026	TWD	370,284		12,274	6	0
	01/2026		$5,558	CNY	39,298	0	(1)
	02/2026	PEN	21,204		$5,915	0	(172)
	03/2026	HKD	288,054		37,173	54	0
	08/2026	PEN	52,734		14,630	0	(406)

DUB	10/2025	CNH	2,513,346		353,479	721	0
	10/2025	EUR	22,075	RON	112,564	40	0
	10/2025	IDR	262,804,081		$16,035	283	0
	10/2025	INR	2,088,670		23,511	20	0
	10/2025	KRW	76,318,507		55,044	650	0
	10/2025	RON	68		16	0	0
	10/2025		$494	CNY	3,517	1	0
	10/2025		26,910	IDR	439,179,112	0	(587)
	10/2025		19,609	ILS	67,000	619	0
	10/2025		24,082	INR	2,129,518	0	(130)
	10/2025		107	KRW	147,570	0	(1)
	10/2025		2,378	KZT	1,321,678	14	(5)
	10/2025		888	NGN	1,416,998	66	0
	11/2025	ILS	66,966		$19,609	0	(609)
	11/2025	INR	188,409		2,117	2	0
	11/2025		$12,332	CNY	87,311	1	(22)
	11/2025		23,511	INR	2,092,821	0	(20)
	11/2025		1,372	KZT	764,753	0	(1)
	11/2025	ZAR	379,960		$21,707	0	(219)
	12/2025		$2,436	EGP	123,506	69	0
	12/2025		9,226	KZT	4,940,394	0	(441)
	03/2026		2,192		1,261,785	0	(20)

FAR	10/2025	CHF	8,360		$10,493	0	(9)
	10/2025	CNH	1,095,821		154,341	538	0
	10/2025	JPY	53,243,039		362,169	2,139	0
	10/2025	PEN	86,673		24,450	0	(508)
	10/2025	SGD	125		98	1	0
	10/2025		$2,060,970	EUR	1,763,861	9,971	(79)
	10/2025		46,067	INR	4,063,082	0	(369)
	10/2025		35,778	PLN	130,658	163	0
	11/2025	EUR	1,733,861		$2,029,741	0	(9,974)
	11/2025		$151,364	BRL	834,347	4,145	0
	11/2025		10,493	CHF	8,327	9	0
	12/2025	MXN	1,978		$105	0	(2)
	12/2025		$115,338	MXN	2,188,955	3,225	0

GLM	10/2025	BRL	1,009,400		$164,972	0	(24,685)
	10/2025	CHF	1,684		2,106	0	(9)
	10/2025	CNH	86,385		12,154	29	0
	10/2025	IDR	188,837,348		11,325	6	0
	10/2025	ILS	15,426		4,519	0	(139)
	10/2025	KRW	139,647		99	0	(1)
	10/2025	MYR	129,428		30,707	0	(64)
	10/2025	RON	81,939	EUR	16,098	21	0
	10/2025		53		$12	0	0
	10/2025	THB	61		2	0	0
	10/2025		$186,055	BRL	1,009,400	3,636	(35)
	10/2025		13,411	IDR	221,694,561	1	(124)
	10/2025		13,195	INR	1,157,847	0	(173)
	10/2025		99	KRW	139,647	1	0
	10/2025		91	RON	395	1	0
	10/2025		6,898	SGD	8,860	0	(30)
	11/2025	EUR	11,598	RON	59,502	69	0
	11/2025		$16,013	CNY	113,412	0	(35)
	11/2025		1,644	ILS	5,482	11	0
	11/2025		7,719	TRY	336,040	55	0

28	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	ZAR	359,540		$20,706	$0	$(42)
	12/2025	BRL	108,084		19,463	0	(508)
	12/2025	IDR	3,651,302		217	0	(1)
	12/2025	MXN	16,074		847	0	(24)
	12/2025	MYR	432,975		103,271	165	0
	12/2025	TRY	137,296		2,945	0	(172)
	12/2025		$183	EGP	9,254	4	0
	12/2025		11,043	IDR	184,646,183	0	0
	01/2026	EUR	16,098	RON	82,811	0	(17)
	01/2026	JPY	6,410,000		$47,619	3,857	0
	04/2026	BRL	1,023,400		180,428	22	(3,682)

IND	10/2025	AUD	850,850		555,958	0	(7,050)
	10/2025	DKK	411,384		64,330	0	(373)
	11/2025		$64,330	DKK	410,435	373	0

JPM	10/2025	BRL	831,930		$155,147	0	(1,165)
	10/2025	CAD	1,141,385		825,933	5,756	0
	10/2025	CNH	41,334		5,829	28	0
	10/2025	DKK	285,586		44,856	0	(61)
	10/2025	EUR	1,343,633		1,571,426	0	(6,067)
	10/2025	HUF	2,313,160	EUR	5,738	0	(227)
	10/2025	IDR	523,944,375		$31,382	0	(22)
	10/2025	KRW	154,678,271		111,536	1,295	0
	10/2025	SGD	21,088		16,405	57	0
	10/2025	TWD	270,070		9,027	153	0
	10/2025		$1,523	AUD	2,304	2	0
	10/2025		152,610	BRL	831,930	3,705	(3)
	10/2025		1,926	CNY	13,628	0	(7)
	10/2025		5,076	EUR	4,311	0	(14)
	10/2025		8,433	GBP	6,273	4	0
	10/2025		45,322	IDR	753,474,542	19	(167)
	10/2025		6,312	ILS	21,191	86	0
	10/2025		1,438	KZT	794,204	1	(3)
	10/2025		12,891	PLN	47,373	140	0
	10/2025		1,261	TRY	54,309	23	0
	11/2025	HUF	1,949,901	EUR	4,871	0	(122)
	11/2025		$154,808	BRL	836,472	1,098	0
	11/2025		3,015	CNY	21,300	0	(12)
	11/2025		44,807	DKK	284,621	62	0
	11/2025	ZAR	336,467		$19,196	0	(220)
	12/2025	HUF	2,313,160		6,922	0	(9)
	03/2026	HKD	228,595		29,500	43	0

MBC	10/2025	CAD	84,275		61,312	754	0
	10/2025	CHF	1,788		2,241	0	(5)
	10/2025	CNH	1,278,997		179,943	431	0
	10/2025	EUR	2,598	RON	13,224	0	0
	10/2025		37,232		$44,093	381	0
	10/2025	IDR	26,020,908		1,581	20	0
	10/2025	JPY	4,004,773		27,087	43	(37)
	10/2025	KRW	187,514,773		134,718	1,096	0
	10/2025	NOK	192		19	0	0
	10/2025	SEK	238,843		24,913	0	(457)
	10/2025	SGD	288,388		225,029	1,464	0
	10/2025	THB	4,441,560		137,923	660	0
	10/2025		$8,503	CHF	6,689	0	(100)
	10/2025		126,647	CNH	902,173	0	(24)
	10/2025		939	EGP	46,574	26	0
	10/2025		101,964	EUR	86,855	66	(58)
	10/2025		10,263	GBP	7,582	0	(66)
	10/2025		8,631	JPY	1,280,051	30	(5)
	10/2025		59,204	KRW	82,588,814	0	(341)
	10/2025		3,285	NZD	5,602	0	(37)
	10/2025		9,799	SEK	93,825	167	0
	10/2025		1,293	SGD	1,671	3	0
	10/2025		6,660	THB	215,618	3	0
	11/2025	CNH	900,032		$126,647	21	0
	11/2025	JPY	1,295,304		8,759	0	(30)
	11/2025		$6,475	CNY	45,684	0	(30)
	11/2025		15,954	EUR	13,555	0	(8)
	11/2025		1,814	ILS	6,035	8	0
	11/2025		19	NOK	192	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	ZAR	176,419		$10,178	$0	$(3)
	12/2025		$1,156	EGP	58,707	33	0
	12/2025		2,423	MXN	45,986	67	0
	01/2026	CNH	34,558		$4,889	6	0
	01/2026		$4,889	CNY	34,524	0	(3)
	03/2026	HKD	67,613		$8,725	12	0

MYI	10/2025	BRL	266,800		43,570	0	(6,559)
	10/2025	CAD	55,342		39,777	9	0
	10/2025	CNH	1,291,244		181,462	231	0
	10/2025	IDR	105,195,110		6,390	83	0
	10/2025	JPY	592,633		4,016	9	0
	10/2025	NOK	6		1	0	0
	10/2025		$50,164	BRL	266,800	0	(34)
	10/2025		21,722	CAD	30,203	0	(19)
	10/2025		9,386	CNY	66,837	22	0
	10/2025		196,030	JPY	29,261,649	1,839	(2)
	10/2025		13,215	PLN	47,840	0	(57)
	10/2025		15,932	TWD	480,001	0	(161)
	11/2025	JPY	28,803,231		$193,605	0	(1,840)
	11/2025		$7,413	CNY	52,437	0	(15)
	11/2025		1	NOK	6	0	0
	12/2025	CZK	180,845	EUR	7,167	0	(286)
	12/2025		113,423		$5,501	21	0
	12/2025	EUR	12,507	CZK	306,872	81	0
	12/2025	MYR	133,200		$31,730	11	0
	12/2025	THB	263,211		8,341	175	0
	12/2025	TWD	476,878		15,932	190	0
	01/2026	DKK	605,580		86,895	0	(8,941)
	02/2026	CZK	100,402	EUR	4,084	0	(26)
	04/2026	DKK	715,460		$102,253	0	(11,560)

NGF	10/2025	KRW	174,959,309		125,798	1,101	0
	10/2025		$11,641	IDR	192,686,941	0	(92)
	10/2025		377	TRY	16,335	7	0
	11/2025		47,732		2,085,791	764	0
	12/2025		10,194		447,033	33	0

SCX	10/2025	BRL	32,296		$6,071	3	0
	10/2025	CNH	939,079		132,157	353	0
	10/2025	IDR	230,967,581		13,833	0	(11)
	10/2025	INR	1,513,027		17,020	3	0
	10/2025	JPY	11,469,020		78,080	526	0
	10/2025	PEN	14,755		4,214	0	(33)
	10/2025	SGD	12,032		9,434	107	0
	10/2025	TWD	1,690,238		56,936	1,405	0
	10/2025		$6,072	BRL	32,297	0	(4)
	10/2025		49,627	DKK	318,791	513	0
	10/2025		382,593	GBP	286,030	2,088	0
	10/2025		13,001	IDR	213,777,515	0	(188)
	10/2025		71,341	INR	6,298,418	0	(500)
	10/2025		3,578	NZD	6,096	0	(44)
	10/2025		2,982	SEK	28,075	0	0
	10/2025		8,188	TWD	245,536	0	(121)
	11/2025	GBP	286,030		$382,661	0	(2,088)
	11/2025	JPY	6,240		42	0	0
	11/2025		$3,769	CNY	26,711	0	(5)
	11/2025		14,901	INR	1,327,401	0	(1)
	11/2025		377	SGD	485	0	0
	12/2025	CZK	26,135		$1,274	11	0
	12/2025	MYR	252		60	0	0
	12/2025		$6,071	BRL	32,758	0	(4)
	12/2025		3,908	CNY	27,615	0	(8)
	12/2025		13,833	IDR	231,551,328	16	0
	01/2026	CNH	74,877		$10,580	2	0
	01/2026		$10,580	CNY	74,747	0	(4)

SOG	10/2025	EUR	7,327	GBP	6,403	9	0
	10/2025	GBP	6,395	EUR	7,403	92	0
	10/2025	JPY	27,783,959		$188,927	1,052	0
	10/2025	NOK	627		63	0	0
	10/2025	NZD	15,268		8,896	44	0
	10/2025		$423,011	JPY	62,943,997	2,617	0
	10/2025		10	KRW	14,574	0	0

30	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$85	RON	370	$0	$0
	11/2025	EUR	46,362		237,395	170	0
	11/2025	GBP	6,415	EUR	7,327	0	(9)
	11/2025	JPY	62,726,316		$423,011	0	(2,621)
	11/2025		$63	NOK	627	0	0
	12/2025	EUR	10,964	RON	56,138	0	0
	12/2025	PEN	11,109		$3,120	0	(74)
	12/2025		$1,700	EGP	92,735	170	0
	03/2026		2,432	CLP	2,356,843	18	0

SSB	10/2025	GBP	313,376		$422,404	945	0
	10/2025	PEN	63,703		17,375	0	(973)
	10/2025		$1,692	CHF	1,358	14	0
	10/2025		16,923	EUR	14,500	101	0
	11/2025	PEN	9,431		2,556	0	(158)
	01/2026	JPY	13,690,000		91,427	0	(2,036)

UAG	10/2025	CAD	1,035		748	5	0
	10/2025	ILS	99,637		29,867	0	(215)
	10/2025	THB	85,966		2,670	14	0
	10/2025		$1,524	AUD	2,303	0	0
	10/2025		6,775	GBP	5,000	0	(51)
	10/2025		1,966	ILS	6,727	65	0
	10/2025		530	INR	46,794	0	(4)
	10/2025		1,777	NOK	18,087	35	0
	10/2025		14,712	PLN	53,349	0	(38)
	10/2025		6,660	THB	215,531	1	0
	10/2025		2,259	ZAR	39,028	1	0
	10/2025	ZAR	39,046		$2,259	0	(1)
	11/2025	ILS	6,724		1,966	0	(64)
	11/2025	ZAR	171,284		9,716	0	(168)
	12/2025	EUR	7,167	CZK	180,838	286	0
	12/2025	TRY	87,796		$1,870	0	(115)
	12/2025		$5,894	HUF	1,951,036	0	(48)

Total Forward Foreign Currency Contracts						$84,829	$(158,949)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	15,897	$72	$86
	Put - OTC EUR versus HUF	HUF	387.000	12/17/2025	25,902	135	126
	Put - OTC EUR versus USD	$	1.115	11/26/2025	5,400	21	2
	Put - OTC USD versus BRL	BRL	5.470	11/18/2025	26,300	424	699
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	38,786	58	39
	Call - OTC USD versus HKD		7.800	08/24/2026	58,714	82	59

BPS	Put - OTC EUR versus USD	$	1.122	10/14/2025	1,148	140	2

BRC	Put - OTC AUD versus USD		0.623	10/14/2025	29,478	86	0
	Put - OTC EUR versus USD		1.132	10/10/2025	74,921	271	2
	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	32,444	202	16

GLM	Put - OTC AUD versus USD	$	0.625	10/08/2025	40,761	157	0
	Put - OTC EUR versus USD		1.129	10/14/2025	67,663	262	2
	Put - OTC EUR versus USD		1.100	12/17/2025	5,157	590	106
	Put - OTC USD versus BRL	BRL	5.475	12/10/2025	39,925	656	1,092
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	9,285	12	9

JPM	Put - OTC EUR versus CZK	CZK	24.200	03/05/2026	44,503	177	234
	Put - OTC EUR versus HUF	HUF	393.000	11/12/2025	20,228	91	226
	Put - OTC EUR versus HUF		386.000	12/16/2025	23,908	107	97

MBC	Put - OTC AUD versus USD	$	0.618	10/10/2025	16,689	44	0
	Put - OTC EUR versus USD		1.098	12/23/2025	4,002	465	80
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	34,122	45	35
	Call - OTC USD versus HKD		7.800	08/24/2026	17,560	26	18

MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	17,017	73	83
	Put - OTC EUR versus CZK		24.250	02/13/2026	28,386	120	161
	Put - OTC EUR versus CZK		24.100	03/13/2026	40,056	164	163
	Put - OTC EUR versus USD	$	1.145	10/08/2025	83,407	521	7
	Put - OTC EUR versus USD		1.110	11/24/2025	101,468	476	32

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
	Put - OTC USD versus BRL	BRL	5.480	11/07/2025	54,300	$981	$1,507
	Call - OTC USD versus SEK	SEK	10.125	10/14/2025	7,554	39	0

Total Purchased Options						$6,497	$4,883

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.250	11/18/2025	26,300	$(106)	$(143)
	Call - OTC USD versus BRL		5.800	11/18/2025	26,300	(292)	(69)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	38,786	(21)	(26)
	Call - OTC USD versus HKD		7.850	08/24/2026	58,714	(27)	(37)

GLM	Put - OTC USD versus BRL	BRL	5.275	12/10/2025	39,925	(188)	(335)
	Call - OTC USD versus BRL		5.800	12/10/2025	39,925	(443)	(196)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	9,285	(4)	(6)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	34,122	(15)	(22)
	Call - OTC USD versus HKD		7.850	08/24/2026	17,560	(9)	(11)

MYI	Put - OTC USD versus BRL	BRL	5.220	11/07/2025	54,300	(194)	(165)
	Call - OTC USD versus BRL		5.770	11/07/2025	54,300	(652)	(112)

						$(1,951)	$(1,122)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	22,700	$(69)	$(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	37,500	(103)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	2,900	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	37,500	(103)	(229)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	2,900	(8)	(11)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	14,000	(37)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	14,000	(37)	(55)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	5,200	(13)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	5,200	(13)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	1,500	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	1,500	(3)	(3)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	56,300	(172)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	56,300	(163)	(188)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	5,700	(20)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	5,700	(20)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	56,500	(180)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	56,500	(180)	(101)

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	55,900	(191)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	55,900	(191)	(15)

							$(1,514)	$(656)

Total Written Options							$(3,465)	$(1,778)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.219%	$	22,200	$(741)	$51	$0	$(690)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	N/A		44,600	(1,611)	(11)	0	(1,622)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.248		16,700	(652)	45	0	(607)

								$(3,004)	$85	$0	$(2,919)

32	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(5)		Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
											Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—	♦	$	39,351	$0	$504	$504	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$520,600	JPY 77,080,000	$1070	$478	$520,421	$(518,873)

FAR	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.442% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	154,931	2,250,000	652	261	154,900	(153,987)

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	15,306	2,250,000	17	13	15,303	(15,273)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	628,742	99,528,300	(8,057)	862	628,523	(635,718)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.417% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	97,012	14,416,000	32	97	96,979	(96,850)

							$(6,286)	$1,711	$1,416,126	$(1,420,701)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	5,714,400	$(2,045)	$(4,719)	$0	$(6,764)

CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031		2,775,200	0	(3,285)	0	(3,285)

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031		647,000	299	(1,065)	0	(766)

								$(1,746)	$(9,069)	$0	$(10,815)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.213	Maturity	12/22/2025	$229,500	$0	$(11,296)	$0	$(11,296)

Total Swap Agreements								$(11,036)	$(18,065)	$1,416,630	$(1,445,731)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$1,417	$0	$0	$1,417	$(1,458)	$0	$0	$(1,458)	$(41)	$0	$(41)
BOA	390	1,011	0	1,401	(1,121)	(529)	0	(1,650)	(249)	0	(249)
BPS	6,538	2	0	6,540	(26,185)	(58)	(18,060)	(44,303)	(37,763)	39,402	1,639
BRC	3,533	18	0	3,551	(10,495)	(4)	0	(10,499)	(6,948)	6,666	(282)
BSH	1,923	0	0	1,923	(15,425)	0	0	(15,425)	(13,502)	12,159	(1,343)
CBK	7,095	0	520,421	527,516	(5,624)	(200)	(522,158)	(527,982)	(466)	1,013	547
DUB	2,486	0	504	2,990	(2,055)	(4)	0	(2,059)	931	(170)	761
FAR	20,191	0	154,900	175,091	(10,941)	0	(153,987)	(164,928)	10,163	(11,450)	(1,287)
GLM	7,878	1,209	15,303	24,390	(29,741)	(640)	(15,273)	(45,654)	(21,264)	21,580	316
GST	0	0	725,502	725,502	0	0	(732,568)	(732,568)	(7,066)	0	(7,066)
IND	373	0	0	373	(7,423)	0	0	(7,423)	(7,050)	3,668	(3,382)
JPM	12,472	557	0	13,029	(8,099)	0	0	(8,099)	4,930	(6,554)	(1,624)
MBC	5,291	133	0	5,424	(1,204)	(33)	0	(1,237)	4,187	(3,430)	757
MYC	0	0	0	0	0	0	(2,919)	(2,919)	(2,919)	2,247	(672)
MYI	2,671	1,953	0	4,624	(29,500)	(277)	0	(29,777)	(25,153)	25,662	509
NGF	1,905	0	0	1,905	(92)	0	0	(92)	1,813	(1,350)	463
SCX	5,027	0	0	5,027	(3,011)	0	(766)	(3,777)	1,250	(1,620)	(370)
SOG	4,172	0	0	4,172	(2,704)	0	0	(2,704)	1,468	(2,370)	(902)
SSB	1,060	0	0	1,060	(3,167)	0	0	(3,167)	(2,107)	1,224	(883)
UAG	407	0	0	407	(704)	(33)	0	(737)	(330)	590	260

Total Over the Counter	$84,829	$4,883	$1,416,630	$1,506,342	$(158,949)	$(1,778)	$(1,445,731)	$(1,606,458)

(l)

Securities with an aggregate market value of $114,211 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

34	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10,730	$10,730
Swap Agreements	0	124	0	0	21,898	22,022

	$0	$124	$0	$0	$32,628	$32,752

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$84,829	$0	$84,829
Purchased Options	0	0	0	4,883	0	4,883
Swap Agreements	0	504	0	1,416,126	0	1,416,630

	$0	$504	$0	$1,505,838	$0	$1,506,342

	$0	$628	$0	$1,505,838	$32,628	$1,539,094

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$255	$255
Futures	0	0	0	0	10,607	10,607
Swap Agreements	0	135	0	0	11,723	11,858

	$0	$135	$0	$0	$22,585	$22,720

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$158,949	$0	$158,949
Written Options	0	0	0	1,122	656	1,778
Swap Agreements	0	2,919	0	1,420,701	22,111	1,445,731

	$0	$2,919	$0	$1,580,772	$22,767	$1,606,458

	$0	$3,054	$0	$1,580,772	$45,352	$1,629,178

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3,582	$3,582
Futures	0	0	0	0	8,774	8,774
Swap Agreements	0	7,320	0	0	(13,677)	(6,357)

	$0	$7,320	$0	$0	$(1,321)	$5,999

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(362,458)	$0	$(362,458)
Purchased Options	0	0	0	2,314	(4,702)	(2,388)
Written Options	0	0	0	1,873	14,730	16,603
Swap Agreements	0	1,988	0	(4,935)	(8,039)	(10,986)

	$0	$1,988	$0	$(363,206)	$1,989	$(359,229)

	$0	$9,308	$0	$(363,206)	$668	$(353,230)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$147	$147
Futures	0	0	0	0	31,923	31,923
Swap Agreements	0	3,102	0	0	(18,906)	(15,804)

	$0	$3,102	$0	$0	$13,164	$16,266

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,673	$0	$7,673
Purchased Options	0	0	0	(428)	(3,052)	(3,480)
Written Options	0	0	0	808	1,718	2,526
Swap Agreements	0	(996)	0	2,051	(10,039)	(8,984)

	$0	$(996)	$0	$10,104	$(11,373)	$(2,265)

	$0	$2,106	$0	$10,104	$1,791	$14,001

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3,139	$0	$3,139
Australia
Corporate Bonds & Notes	0	36,423	0	36,423
Sovereign Issues	0	373,759	0	373,759
Belgium
Corporate Bonds & Notes	0	8,267	0	8,267
Bermuda
Asset-Backed Securities	0	26,383	0	26,383
Brazil
Sovereign Issues	0	313,130	0	313,130
Bulgaria
Sovereign Issues	0	48,523	0	48,523
Canada
Corporate Bonds & Notes	0	97,790	0	97,790
Non-Agency Mortgage-Backed Securities	0	17,523	0	17,523
Sovereign Issues	0	682,706	0	682,706
Cayman Islands
Asset-Backed Securities	0	294,136	0	294,136
Corporate Bonds & Notes	0	46,301	7,866	54,167
Sovereign Issues	0	10,009	0	10,009
Chile
Sovereign Issues	0	14,649	0	14,649
China
Sovereign Issues	0	728,588	0	728,588
Denmark
Corporate Bonds & Notes	0	310,001	0	310,001
France
Corporate Bonds & Notes	0	120,171	0	120,171
Sovereign Issues	0	649,911	0	649,911
Germany
Corporate Bonds & Notes	0	58,170	0	58,170
Hungary
Sovereign Issues	0	5,857	0	5,857
Ireland
Asset-Backed Securities	0	458,786	1,291	460,077
Corporate Bonds & Notes	0	3,538	0	3,538
Loan Participations and Assignments	0	0	40,688	40,688
Non-Agency Mortgage-Backed Securities	0	15,617	0	15,617
Israel
Sovereign Issues	0	158,533	0	158,533
Italy
Corporate Bonds & Notes	0	49,991	0	49,991
Sovereign Issues	0	343,760	0	343,760
Japan
Corporate Bonds & Notes	0	99,463	0	99,463
Sovereign Issues	0	916,835	0	916,835
Jersey, Channel Islands
Asset-Backed Securities	0	61,631	0	61,631
Kuwait
Sovereign Issues	90,700	0	0	90,700
Luxembourg
Corporate Bonds & Notes	0	1,496	0	1,496
Loan Participations and Assignments	0	0	13,388	13,388
Sovereign Issues	0	90,610	0	90,610
Malaysia
Corporate Bonds & Notes	0	9,865	0	9,865
Sovereign Issues	0	238,390	0	238,390
Mexico
Sovereign Issues	0	5,020	0	5,020
Netherlands
Asset-Backed Securities	0	20,262	0	20,262

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Corporate Bonds & Notes	$0	$76,044	$0	$76,044
New Zealand
Sovereign Issues	0	156	0	156
Nigeria
Loan Participations and Assignments	0	14,140	0	14,140
Norway
Sovereign Issues	0	13,355	0	13,355
Peru
Sovereign Issues	0	172,946	0	172,946
Poland
Sovereign Issues	0	45,799	0	45,799
Qatar
Corporate Bonds & Notes	0	13,674	0	13,674
Republic of Korea
Sovereign Issues	0	32,974	0	32,974
Romania
Sovereign Issues	0	198,926	0	198,926
Saudi Arabia
Corporate Bonds & Notes	0	12,604	0	12,604
Sovereign Issues	0	237,158	0	237,158
Serbia
Loan Participations and Assignments	0	0	22,721	22,721
Singapore
Sovereign Issues	0	79,593	0	79,593
Slovakia
Corporate Bonds & Notes	0	13,738	0	13,738
South Africa
Sovereign Issues	0	275,411	0	275,411
South Korea
Sovereign Issues	0	267,846	0	267,846
Spain
Corporate Bonds & Notes	0	10,091	0	10,091
Sovereign Issues	0	752,282	0	752,282
Supranational
Corporate Bonds & Notes	0	9,748	0	9,748
Sovereign Issues	0	110,631	0	110,631
Switzerland
Corporate Bonds & Notes	0	113,189	0	113,189
Thailand
Sovereign Issues	0	189,205	0	189,205
United Arab Emirates
Corporate Bonds & Notes	0	67,051	0	67,051
United Kingdom
Asset-Backed Securities	0	9,568	0	9,568
Corporate Bonds & Notes	0	367,524	0	367,524
Loan Participations and Assignments	0	0	7,261	7,261
Non-Agency Mortgage-Backed Securities	0	155,996	0	155,996
Sovereign Issues	0	299,354	0	299,354
United States
Asset-Backed Securities	0	466,056	59,736	525,792
Corporate Bonds & Notes	0	943,370	161,100	1,104,470
Loan Participations and Assignments	0	12,601	12,796	25,397
Municipal Bonds & Notes	0	22,851	0	22,851
Non-Agency Mortgage-Backed Securities	0	678,677	36,548	715,225
U.S. Government Agencies	0	6,894,631	0	6,894,631
U.S. Treasury Obligations	0	1,163,246	0	1,163,246
Short-Term Instruments
Commercial Paper	0	151,916	0	151,916
Mutual Funds	0	2,902	0	2,902
Nigeria Treasury Bills	0	44,915	0	44,915

36	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
U.S. Treasury Bills	$0	$8,079	$0	$8,079

	$90,700	$20,247,480	$363,395	$20,701,575

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$762,291	$0	$0	$762,291

Total Investments	$852,991	$20,247,480	$363,395	$21,463,866

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,008,490)	0	(2,008,490)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$9,253	$23,176	$0	$32,429
Over the counter	0	1,505,838	504	1,506,342

	$9,253	$1,529,014	$504	$1,538,771

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10,136)	(12,320)	0	(22,456)
Over the counter	(1,622)	(1,604,836)	0	(1,606,458)

	$(11,758)	$(1,617,156)	$0	$(1,628,914)

Total Financial Derivative Instruments	$(2,505)	$(88,142)	$504	$(90,143)

Totals	$850,486	$18,150,848	$363,899	$19,365,233

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$7,838	$0	$0	$0	$28	$0	$0	$7,866	$28
Ireland
Asset-Backed Securities	32,226	1,287	(1,272)	0	82	2,689	0	(33,721)	1,291	4
Loan Participations and Assignments	37,338	0	0	20	0	3,330	0	0	40,688	3,330
Luxembourg
Loan Participations and Assignments	0	13,228	0	0	0	160	0	0	13,388	160
Serbia
Loan Participations and Assignments(3)	49,785	0	(32,334)	7	4,654	609	0	0	22,721	1,537
United Kingdom
Loan Participations and Assignments	3,372	3,600	0	0	0	289	0	0	7,261	289
United States
Asset-Backed Securities	68,994	51,256	(61,135)	10	(78)	689	0	0	59,736	734
Corporate Bonds & Notes	0	161,100	0	0	0	0	0	0	161,100	0
Loan Participations and Assignments	12,801	0	0	0	0	(5)	0	0	12,796	(6)
Non-Agency Mortgage-Backed Securities	37,238	0	(1,380)	32	69	589	0	0	36,548	596

	$241,754	$238,309	$(96,121)	$69	$4,727	$8,378	$0	$(33,721)	$363,395	$6,672

Financial Derivative Instruments - Assets
Over the counter	$431	$0	$(89)	$0	$0	$162	$0	$0	$504	$162

Totals	$242,185	$238,309	$(96,210)	$69	$4,727	$8,540	$0	$(33,721)	$363,899	$6,834

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)	September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$7,866	Recent Transaction	Purchase Price	100.000	—
Ireland
Asset-Backed Securities	1,291	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	40,688	Discounted Cash Flow	Discount Rate	3.832	—
Luxembourg
Loan Participations and Assignments	13,388	Cost	Purchase Price	100.000	—
Serbia
Loan Participations and Assignments	22,721	Discounted Cash Flow	Discount Rate	3.786	—
United Kingdom
Loan Participations and Assignments	3,600	Cost	Purchase Price	100.000	—
	3,661	Discounted Cash Flow	Discount Rate	4.070	—
United States
Asset-Backed Securities	59,736	Discounted Cash Flow	Discount Rate	4.616-24.400	5.641
Corporate Bonds & Notes	161,100	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	12,796	Discounted Cash Flow	Discount Rate	5.990-6.010	6.002
Non-Agency Mortgage-Backed Securities	36,548	Discounted Cash Flow	Discount Rate	5.307-7.109	5.743

Financial Derivative Instruments - Assets
Over the counter	504	Indicative Market Quotation	Broker Quote	0.939	—

Total	$363,899

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Country updated from Luxembourg to Serbia since prior fiscal year end.

38	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Notes to Financial Statements	September 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Notes to Financial Statements	(Cont.)

non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP.

40	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

September 30, 2025	(Unaudited)

Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Notes to Financial Statements	(Cont.)

other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the

42	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

September 30, 2025	(Unaudited)

time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely

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by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$730,445	$18,253	$0	$0	$1,591	$750,289	$18,253	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$10,958	$4,411,294	$(4,410,200)	$(50)	$0	$12,002	$5,794	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the

Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

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Notes to Financial Statements	(Cont.)

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or

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private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2025, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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Notes to Financial Statements	(Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the

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fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the

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Notes to Financial Statements	(Cont.)

Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to

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perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may

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include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

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Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio

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transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Fund to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

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Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the

Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which

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typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

56	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

September 30, 2025	(Unaudited)

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.25%	0.35%	0.45%(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

Notes to Financial Statements	(Cont.)

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of September 30, 2025, the amount waived and/or reimbursed was $56,186.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$55,745,162	$57,095,844	$4,181,774	$2,947,253

†	A zero balance may reflect actual amounts rounding to less than one thousand.

58	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

September 30, 2025	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2025		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	200,485	$1,984,270	298,421	$2,952,397

I-2	144,577	1,431,161	140,644	1,393,024

I-3	5,595	55,343	11,733	116,068

Administrative Class	365	3,607	1,207	11,947

Class A	7,518	74,397	18,080	179,063

Class C	54	534	185	1,826

Class R	351	3,485	1,283	12,673
Issued as reinvestment of distributions

Institutional Class	19,394	192,193	50,165	497,094

I-2	3,809	37,744	5,578	55,279

I-3	483	4,791	1,054	10,444

Administrative Class	100	992	273	2,702

Class A	974	9,652	2,496	24,730

Class C	23	229	72	716

Class R	100	989	250	2,481
Cost of shares redeemed

Institutional Class	(190,432)	(1,879,903)	(323,515)	(3,196,962)

I-2	(52,283)	(517,385)	(101,993)	(1,009,287)

I-3	(8,327)	(82,287)	(7,845)	(77,646)

Administrative Class	(1,296)	(12,826)	(2,189)	(21,663)

Class A	(13,499)	(133,621)	(23,701)	(234,470)

Class C	(244)	(2,420)	(915)	(9,061)

Class R	(561)	(5,551)	(1,974)	(19,480)

Net increase (decrease) resulting from Fund share transactions	117,186	$1,165,394	69,309	$691,875

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, three persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 49% of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	59

Notes to Financial Statements	(Cont.)	September 30, 2025	(Unaudited)

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2025, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$83,458	$94,454

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$19,670,913	$765,355	$(1,089,330)	$(323,975)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

60	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.

BOO	BoA Securities, Inc (Repo Only)	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NOK	Norwegian Krone

BRL	Brazilian Real	HUF	Hungarian Forint	NZD	New Zealand Dollar

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty

CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar

CZK	Czech Koruna	KWD	Kuwaiti Dinar	THB	Thai Baht

DKK	Danish Krone	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

GBP	British Pound	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

CNREPOFIX	China Fixing Repo Rates 7-Day	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CPI	Consumer Price Index	SIBCSORA	Singapore Overnight Rate Average

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO International Bond Fund (U.S. Dollar-Hedged)
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0363	$0.0000	$0.0000	$0.0363

May 2025	$0.0372	$0.0000	$0.0000	$0.0372

June 2025	$0.0373	$0.0000	$0.0000	$0.0373

July 2025	$0.0366	$0.0000	$0.0000	$0.0366

August 2025	$0.0371	$0.0000	$0.0000	$0.0371

September 2025	$0.0348	$0.0000	$0.0000	$0.0348

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0355	$0.0000	$0.0000	$0.0355

May 2025	$0.0363	$0.0000	$0.0000	$0.0363

June 2025	$0.0365	$0.0000	$0.0000	$0.0365

July 2025	$0.0358	$0.0000	$0.0000	$0.0358

August 2025	$0.0362	$0.0000	$0.0000	$0.0362

September 2025	$0.0340	$0.0000	$0.0000	$0.0340

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0351	$0.0000	$0.0000	$0.0351

May 2025	$0.0359	$0.0000	$0.0000	$0.0359

June 2025	$0.0361	$0.0000	$0.0000	$0.0361

July 2025	$0.0353	$0.0000	$0.0000	$0.0353

August 2025	$0.0358	$0.0000	$0.0000	$0.0358

September 2025	$0.0336	$0.0000	$0.0000	$0.0336

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0343	$0.0000	$0.0000	$0.0343

May 2025	$0.0350	$0.0000	$0.0000	$0.0350

June 2025	$0.0353	$0.0000	$0.0000	$0.0353

July 2025	$0.0345	$0.0000	$0.0000	$0.0345

August 2025	$0.0349	$0.0000	$0.0000	$0.0349

September 2025	$0.0328	$0.0000	$0.0000	$0.0328

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0331	$0.0000	$0.0000	$0.0331

May 2025	$0.0337	$0.0000	$0.0000	$0.0337

June 2025	$0.0341	$0.0000	$0.0000	$0.0341

July 2025	$0.0332	$0.0000	$0.0000	$0.0332

August 2025	$0.0336	$0.0000	$0.0000	$0.0336

September 2025	$0.0316	$0.0000	$0.0000	$0.0316

62	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0270	$0.0000	$0.0000	$0.0270

May 2025	$0.0273	$0.0000	$0.0000	$0.0273

June 2025	$0.0282	$0.0000	$0.0000	$0.0282

July 2025	$0.0269	$0.0000	$0.0000	$0.0269

August 2025	$0.0271	$0.0000	$0.0000	$0.0271

September 2025	$0.0257	$0.0000	$0.0000	$0.0257

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0311	$0.0000	$0.0000	$0.0311

May 2025	$0.0316	$0.0000	$0.0000	$0.0316

June 2025	$0.0322	$0.0000	$0.0000	$0.0322

July 2025	$0.0311	$0.0000	$0.0000	$0.0311

August 2025	$0.0314	$0.0000	$0.0000	$0.0314

September 2025	$0.0297	$0.0000	$0.0000	$0.0297

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

64	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The

66	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary

Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services

68	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic

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(Unaudited)

managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	71

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0770FSTMSAR_093025

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO Total Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead

2	PIMCO TOTAL RETURN FUND

to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Fund, issuers in which it invests and other market participants and Fund service providers. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	04/27/18	09/08/94	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the PIMCO Total Return Fund	(Cont.)

made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO TOTAL RETURN FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights	PIMCO Total Return Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class

04/01/2025 - 09/30/2025+	$8.68	$0.19	$0.14	$0.33	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2025	8.56	0.39	0.13	0.52	(0.40)	0.00	0.00	(0.40)

03/31/2024	8.63	0.36	(0.09)	0.27	(0.21)	0.00	(0.13)	(0.34)

03/31/2023	9.58	0.27	(0.83)	(0.56)	(0.39)	0.00	0.00	(0.39)

03/31/2022	10.22	0.20	(0.60)	(0.40)	(0.24)	0.00	0.00	(0.24)

03/31/2021	10.49	0.22	0.13	0.35	(0.24)	(0.38)	0.00	(0.62)
I-2

04/01/2025 - 09/30/2025+	8.68	0.19	0.13	0.32	(0.19)	0.00	0.00	(0.19)

03/31/2025	8.56	0.38	0.13	0.51	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.63	0.36	(0.10)	0.26	(0.20)	0.00	(0.13)	(0.33)

03/31/2023	9.58	0.27	(0.84)	(0.57)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.22	0.19	(0.60)	(0.41)	(0.23)	0.00	0.00	(0.23)

03/31/2021	10.49	0.21	0.13	0.34	(0.23)	(0.38)	0.00	(0.61)
I-3

04/01/2025 - 09/30/2025+	8.68	0.19	0.13	0.32	(0.19)	0.00	0.00	(0.19)

03/31/2025	8.56	0.37	0.14	0.51	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.63	0.35	(0.09)	0.26	(0.20)	0.00	(0.13)	(0.33)

03/31/2023	9.58	0.27	(0.84)	(0.57)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.22	0.19	(0.60)	(0.41)	(0.23)	0.00	0.00	(0.23)

03/31/2021	10.49	0.21	0.13	0.34	(0.23)	(0.38)	0.00	(0.61)
Administrative Class

04/01/2025 - 09/30/2025+	8.68	0.18	0.14	0.32	(0.19)	0.00	0.00	(0.19)

03/31/2025	8.56	0.36	0.14	0.50	(0.38)	0.00	0.00	(0.38)

03/31/2024	8.63	0.34	(0.09)	0.25	(0.19)	0.00	(0.13)	(0.32)

03/31/2023	9.58	0.25	(0.83)	(0.58)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.22	0.18	(0.60)	(0.42)	(0.22)	0.00	0.00	(0.22)

03/31/2021	10.49	0.19	0.14	0.33	(0.22)	(0.38)	0.00	(0.60)
Class A

04/01/2025 - 09/30/2025+	8.68	0.18	0.13	0.31	(0.18)	0.00	0.00	(0.18)

03/31/2025	8.56	0.36	0.13	0.49	(0.37)	0.00	0.00	(0.37)

03/31/2024	8.63	0.33	(0.09)	0.24	(0.18)	0.00	(0.13)	(0.31)

03/31/2023	9.58	0.24	(0.83)	(0.59)	(0.36)	0.00	0.00	(0.36)

03/31/2022	10.22	0.17	(0.60)	(0.43)	(0.21)	0.00	0.00	(0.21)

03/31/2021	10.49	0.18	0.14	0.32	(0.21)	(0.38)	0.00	(0.59)
Class C

04/01/2025 - 09/30/2025+	8.68	0.14	0.14	0.28	(0.15)	0.00	0.00	(0.15)

03/31/2025	8.56	0.29	0.14	0.43	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.63	0.27	(0.09)	0.18	(0.12)	0.00	(0.13)	(0.25)

03/31/2023	9.58	0.17	(0.82)	(0.65)	(0.30)	0.00	0.00	(0.30)

03/31/2022	10.22	0.09	(0.60)	(0.51)	(0.13)	0.00	0.00	(0.13)

03/31/2021	10.49	0.11	0.13	0.24	(0.13)	(0.38)	0.00	(0.51)
Class R

04/01/2025 - 09/30/2025+	8.68	0.17	0.13	0.30	(0.17)	0.00	0.00	(0.17)

03/31/2025	8.56	0.33	0.14	0.47	(0.35)	0.00	0.00	(0.35)

03/31/2024	8.63	0.31	(0.09)	0.22	(0.16)	0.00	(0.13)	(0.29)

03/31/2023	9.58	0.22	(0.83)	(0.61)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.22	0.14	(0.60)	(0.46)	(0.18)	0.00	0.00	(0.18)

03/31/2021	10.49	0.16	0.13	0.29	(0.18)	(0.38)	0.00	(0.56)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which the Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.81	3.85%	$34,639,673	0.53	%*	0.53	%*	0.46	%*	0.46	%*	4.44	%*	255%

8.68	6.22	34,437,824	0.53		0.53		0.46		0.46		4.49		606

8.56	3.27	42,614,284	0.51		0.51		0.46		0.46		4.32		469

8.63	(5.75)	44,432,756	0.49		0.49		0.46		0.46		3.09		377

9.58	(4.02)	51,678,056	0.46		0.46		0.46		0.46		1.97		289

10.22	3.25	52,033,884	0.47		0.47		0.46		0.46		2.06		430

8.81	3.79	5,583,546	0.63	*	0.63	*	0.56	*	0.56	*	4.34	*	255

8.68	6.12	5,346,377	0.63		0.63		0.56		0.56		4.37		606

8.56	3.17	4,757,258	0.61		0.61		0.56		0.56		4.23		469

8.63	(5.85)	4,276,414	0.59		0.59		0.56		0.56		2.99		377

9.58	(4.11)	4,428,616	0.56		0.56		0.56		0.56		1.86		289

10.22	3.15	4,682,354	0.57		0.57		0.56		0.56		1.96		430

8.81	3.77	176,378	0.68	*	0.73	*	0.61	*	0.66	*	4.29	*	255

8.68	6.06	170,898	0.68		0.73		0.61		0.66		4.32		606

8.56	3.12	139,332	0.66		0.71		0.61		0.66		4.18		469

8.63	(5.89)	136,834	0.64		0.69		0.61		0.66		3.03		377

9.58	(4.16)	92,075	0.61		0.66		0.61		0.66		1.81		289

10.22	3.10	107,994	0.62		0.67		0.61		0.66		1.94		430

8.81	3.72	606,096	0.78	*	0.78	*	0.71	*	0.71	*	4.19	*	255

8.68	5.96	630,807	0.78		0.78		0.71		0.71		4.23		606

8.56	3.02	731,886	0.76		0.76		0.71		0.71		4.05		469

8.63	(5.99)	1,069,278	0.74		0.74		0.71		0.71		2.79		377

9.58	(4.26)	1,569,483	0.71		0.71		0.71		0.71		1.72		289

10.22	2.99	1,668,610	0.72		0.72		0.71		0.71		1.82		430

8.81	3.67	4,000,735	0.87	*	0.87	*	0.80	*	0.80	*	4.10	*	255

8.68	5.86	4,112,833	0.87		0.87		0.80		0.80		4.14		606

8.56	2.93	4,553,670	0.85		0.85		0.80		0.80		3.98		469

8.63	(6.07)	5,217,377	0.83		0.83		0.80		0.80		2.74		377

9.58	(4.34)	6,460,966	0.80		0.80		0.80		0.80		1.62		289

10.22	2.90	7,991,147	0.81		0.81		0.80		0.80		1.72		430

8.81	3.28	106,294	1.62	*	1.62	*	1.55	*	1.55	*	3.35	*	255

8.68	5.07	115,574	1.62		1.62		1.55		1.55		3.39		606

8.56	2.16	126,074	1.60		1.60		1.55		1.55		3.22		469

8.63	(6.78)	154,869	1.58		1.58		1.55		1.55		1.96		377

9.58	(5.06)	222,903	1.55		1.55		1.55		1.55		0.87		289

10.22	2.13	353,523	1.56		1.56		1.55		1.55		1.01		430

8.81	3.54	381,210	1.12	*	1.12	*	1.05	*	1.05	*	3.85	*	255

8.68	5.60	374,610	1.12		1.12		1.05		1.05		3.89		606

8.56	2.68	386,149	1.10		1.10		1.05		1.05		3.73		469

8.63	(6.31)	414,747	1.08		1.08		1.05		1.05		2.47		377

9.58	(4.58)	549,527	1.05		1.05		1.05		1.05		1.37		289

10.22	2.64	677,048	1.06		1.06		1.05		1.05		1.48		430

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Consolidated Statement of Assets and Liabilities	PIMCO Total Return Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$57,047,772
Investments in Affiliates	2,839,093
Financial Derivative Instruments
Exchange-traded or centrally cleared	22,069
Over the counter	175,420
Cash	325,561
Deposits with counterparty	27,026
Foreign currency, at value	154,029
Receivable for investments sold	54,572
Receivable for investments sold on a delayed-delivery basis	1,208
Receivable for TBA investments sold	16,158,164
Receivable for Fund shares sold	47,956
Interest and/or dividends receivable	273,656
Dividends receivable from Affiliates	10,875
Reimbursement receivable from PIMCO	21
Total Assets	77,137,422

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$345,995
Payable for short sales	191,908
Financial Derivative Instruments
Exchange-traded or centrally cleared	13,792
Over the counter	140,720
Payable for investments purchased	1,329,243
Payable for investments in Affiliates purchased	11,258
Payable for TBA investments purchased	29,179,647
Payable for unfunded loan commitments	82,521
Deposits from counterparty	227,053
Payable for Fund shares redeemed	91,771
Distributions payable	11,021
Accrued investment advisory fees	9,026
Accrued supervisory and administrative fees	8,370
Accrued distribution fees	260
Accrued servicing fees	893
Foreign capital gains tax payable	12
Total Liabilities	31,643,490

Commitments and Contingent Liabilities^

Net Assets	$45,493,932

Net Assets Consist of:

Paid in capital	$55,213,544
Distributable earnings (accumulated loss)	(9,719,612)

Net Assets	$45,493,932

Cost of investments in securities	$59,557,933
Cost of investments in Affiliates	$2,873,125
Cost of foreign currency held	$154,308
Proceeds received on short sales	$193,091
Cost or premiums of financial derivative instruments, net	$196,193

* Includes repurchase agreements of:	$448,291

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Net Assets:

Institutional Class	$34,639,673
I-2	5,583,546
I-3	176,378
Administrative Class	606,096
Class A	4,000,735
Class C	106,294
Class R	381,210

Shares Issued and Outstanding:

Institutional Class	3,933,620
I-2	634,069
I-3	20,030
Administrative Class	68,828
Class A	454,324
Class C	12,071
Class R	43,289

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.81
I-2	8.81
I-3	8.81
Administrative Class	8.81
Class A	8.81
Class C	8.81
Class R	8.81

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Consolidated Statement of Operations	PIMCO Total Return Fund

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$1,032,137
Dividends	5,908
Dividends from Investments in Affiliates	69,237
Miscellaneous income	1,403
Total Income	1,108,685

Expenses:

Investment advisory fees	55,804
Supervisory and administrative fees	51,728
Distribution and/or servicing fees - Administrative Class	767
Distribution and/or servicing fees - Class A	5,004
Distribution and/or servicing fees - Class C	549
Distribution and/or servicing fees - Class R	934
Trustee fees	96
Interest expense	15,357
Miscellaneous expense	29
Total Expenses	130,268
Waiver and/or Reimbursement by PIMCO	(131)
Net Expenses	130,137

Net Investment Income (Loss)	978,548

Net Realized Gain (Loss):

Investments in securities	(69,785)
Investments in Affiliates	96
Exchange-traded or centrally cleared financial derivative instruments	316,033
Over the counter financial derivative instruments	(280,162)
Foreign currency	2,210

Net Realized Gain (Loss)	(31,608)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	816,056
Investments in Affiliates	5,679
Exchange-traded or centrally cleared financial derivative instruments	(115,382)
Over the counter financial derivative instruments	1,007
Foreign currency assets and liabilities	(249)

Net Change in Unrealized Appreciation (Depreciation)	707,111

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,654,051

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Total Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$978,548	$2,162,562
Net realized gain (loss)	(31,608)	(776,979)
Net change in unrealized appreciation (depreciation)	707,111	1,549,940

Net Increase (Decrease) in Net Assets Resulting from Operations	1,654,051	2,935,523

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(781,372)	(1,775,845)
I-2	(119,605)	(226,671)
I-3	(3,749)	(7,018)
Administrative Class	(13,323)	(30,247)
Class A	(85,059)	(186,832)
Class C	(1,921)	(4,233)
Class R	(7,472)	(15,423)

Total Distributions(a)	(1,012,501)	(2,246,269)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(336,541)	(8,808,984)

Total Increase (Decrease) in Net Assets	305,009	(8,119,730)

Net Assets:

Beginning of period	45,188,923	53,308,653
End of period	$45,493,932	$45,188,923

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Consolidated Schedule of Investments	PIMCO Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

Aligned Data Centers International LP
7.538% due 12/18/2029 «~		$92,000	$92,722

Altice France SA
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~		11,166	10,831

Castlelake LP
2.950% due 05/12/2031 «		68,172	65,151

Coreweave Compute Acquisition Co. IV LLC
TBD% - 10.723% (TSFR3M + 6.000%) due 05/16/2029 «~µ		2,500	2,572

Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		4,493	4,493
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		20,301	20,656

Encina Private Credit LLC
TBD% - 8.333% due 11/30/2025 «µ		4,179	4,058

KRE 1330 Broadway Owner LLC
6.007% due 11/10/2025 «~		109,168	58,942

Pantheon Senior Debt Secondaries III
6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(l)		15,300	15,302

Project Alfa Investindustrial VIII SCSp
4.117% (EUR003M + 2.100%) due 02/27/2026 «~(l)	EUR	10,112	11,871

Project Fenno
TBD% - 0.500% due 07/10/2028 «µ(l)		14,888	17,479
4.366% (EUR003M + 2.350%) due 07/10/2028 «~(l)		14,950	17,553

Project Flash
TBD% (TSFR1M + 2.250%) due 04/30/2030 «~µ		$31,584	31,584
TBD% due 04/30/2030 «~µ		31,933	31,933
TBD% (TSFR3M + 2.250%) due 04/30/2030 «~µ		31,184	31,184

Project Hudson II
7.730% due 05/29/2026 «		26,500	26,835

Project Nova
7.250% (PRIME) due 08/31/2026 «~		10,000	10,000

Project Quasar Pledgco SLU
5.130% (EUR001M + 3.250%) due 04/17/2026 «~	EUR	46,720	53,433

Stepstone Group MidCo 2 GmbH
8.608% (TSFR3M + 4.500%) due 12/19/2031 ~		$10,274	9,773

Total Loan Participations and Assignments (Cost $564,146)			516,372

CORPORATE BONDS & NOTES 23.1%

BANKING & FINANCE 13.1%

123 Lights Re Ltd.
14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		700	700

ABN AMRO Bank NV
2.470% due 12/13/2029 •		1,000	946
6.339% due 09/18/2027 •		1,300	1,325
6.575% due 10/13/2026 •		5,500	5,503

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		45,000	45,488

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		1,900	1,867
3.000% due 10/29/2028		643	620
4.450% due 10/01/2025		22,600	22,600
4.450% due 04/03/2026		3,900	3,900

Aircastle Ltd.
2.850% due 01/26/2028		54,500	52,570
4.250% due 06/15/2026		1,500	1,499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Alamo Re Ltd.
12.338% (T-BILL 1MO + 8.434%) due 06/07/2027 ~	$8,000	$8,597
15.784% (T-BILL 1MO + 11.880%) due 06/08/2026 ~	8,000	8,420

Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2028	600	597

Ally Financial, Inc.
2.200% due 11/02/2028	890	832
4.750% due 06/09/2027	2,372	2,385
6.848% due 01/03/2030 •(n)	8,400	8,889

American Assets Trust LP
3.375% due 02/01/2031	28,500	25,899

American Express Co.
2.550% due 03/04/2027	1,960	1,922
5.085% due 01/30/2031 •	5,000	5,157
6.338% due 10/30/2026 •	7,700	7,713

American Homes 4 Rent LP
2.375% due 07/15/2031	2,600	2,305
4.250% due 02/15/2028	6,678	6,663
4.900% due 02/15/2029	53,900	54,870

American Tower Corp.
2.750% due 01/15/2027	23,000	22,602
3.375% due 10/15/2026	4,165	4,136
3.650% due 03/15/2027	275	273
5.200% due 02/15/2029	5,300	5,456
5.800% due 11/15/2028	825	862

Antares Holdings LP
3.950% due 07/15/2026	6,200	6,164
6.500% due 02/08/2029	16,200	16,567
7.950% due 08/11/2028	20,600	21,920

Aon North America, Inc.
5.125% due 03/01/2027 (n)	16,763	17,003
5.150% due 03/01/2029 (n)	4,800	4,941

ARES Capital Corp.
5.100% due 01/15/2031	14,800	14,697

Armor RE II Ltd.
12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~	600	640

Athene Global Funding
5.252% (SOFRINDX + 1.030%) due 08/27/2026 ~	5,900	5,932
5.322% due 11/13/2031	8,000	8,192
5.363% (SOFRINDX + 1.210%) due 03/25/2027 ~	25,000	25,207

Aviation Capital Group LLC
3.500% due 11/01/2027	1,000	983
4.875% due 10/01/2025	3,800	3,800
5.125% due 04/10/2030	3,400	3,455
5.375% due 07/15/2029	1,100	1,127
6.250% due 04/15/2028	8,318	8,677

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	7,703	7,408
4.950% due 10/15/2032	14,100	13,935
5.750% due 03/01/2029	6,100	6,319
6.375% due 05/04/2028	1,900	1,982

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	10,600	10,955
6.033% due 03/13/2035 •(n)	11,100	11,808

Banco BTG Pactual SA
2.750% due 01/11/2026	7,600	7,547

Banco Santander SA
4.175% due 03/24/2028 •	19,200	19,175
5.565% (SOFRRATE + 1.380%) due 03/14/2028 ~(n)	24,800	24,991
5.565% due 01/17/2030	37,900	39,576
6.527% due 11/07/2027 •	15,800	16,189
6.607% due 11/07/2028	15,800	16,899

Bank of America Corp.
1.197% due 10/24/2026 •(n)	26,600	26,549
2.551% due 02/04/2028 •	38,300	37,517
3.419% due 12/20/2028 •	32,648	32,155
3.559% due 04/23/2027 •	5,086	5,067
3.824% due 01/20/2028 •	6,035	6,008
3.970% due 03/05/2029 •	3,020	3,006
4.271% due 07/23/2029 •	850	853

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.376% due 04/27/2028 •		$8,460	$8,492
4.948% due 07/22/2028 •		9,143	9,276
4.979% due 01/24/2029 •		8,000	8,149
5.080% due 01/20/2027 •		2,782	2,787
5.513% (SOFRRATE + 1.350%) due 09/15/2027 ~		15,000	15,134
5.933% due 09/15/2027 •		48,200	49,007
6.204% due 11/10/2028 •		5,897	6,147

Bank of New York Mellon Corp.
4.975% due 03/14/2030 •		7,400	7,606

Banque Federative du Credit Mutuel SA
5.896% due 07/13/2026		11,100	11,255

Barclays PLC
2.894% due 11/24/2032 •		2,209	1,991
4.837% due 09/10/2028 •		20,600	20,815
4.942% due 09/10/2030 •		2,100	2,132
5.335% due 09/10/2035 •		19,800	20,093
5.669% (SOFRRATE + 1.490%) due 03/12/2028 ~		46,500	46,996
5.674% due 03/12/2028 •		26,700	27,224
5.690% due 03/12/2030 •		16,500	17,146
5.851% due 03/21/2035 •	GBP	2,900	3,951
6.056% (SOFRRATE + 1.880%) due 09/13/2027 ~		$29,000	29,310
6.375% due 12/15/2025 •(i)(k)	GBP	1,100	1,482
6.490% due 09/13/2029 •		$17,500	18,538
6.496% due 09/13/2027 •		42,300	43,162
7.325% due 11/02/2026 •		40,000	40,093
7.385% due 11/02/2028 •		31,700	33,625
7.437% due 11/02/2033 •		3,191	3,662

BGC Group, Inc.
4.375% due 12/15/2025		4,500	4,495
6.150% due 04/02/2030 (n)		1,400	1,436
6.600% due 06/10/2029		12,600	13,110
8.000% due 05/25/2028		18,100	19,332

Blue Owl Finance LLC
3.125% due 06/10/2031		2,000	1,822

BNP Paribas SA
1.904% due 09/30/2028 •		39,900	38,055
2.871% due 04/19/2032 •		5,800	5,272
4.625% due 02/25/2031 •(i)(k)		9,600	8,778
5.125% due 01/13/2029 •(n)		16,800	17,139
5.198% due 01/10/2030 •		33,000	33,781
5.497% due 05/20/2030 •(n)		26,700	27,622
5.786% due 01/13/2033 •		2,800	2,941

Bonanza RE Ltd.
3.970% (MSMMUSTF) due 01/08/2026 ~		300	292

Boost Newco Borrower LLC
7.500% due 01/15/2031		1,700	1,805

Boston Properties LP
2.450% due 10/01/2033 (n)		4,076	3,337
3.400% due 06/21/2029 (n)		24,141	23,175

BPCE SA
5.281% due 05/30/2029		4,750	4,897
5.876% due 01/14/2031 •		13,300	13,894
5.936% due 05/30/2035 •		4,900	5,135
6.612% due 10/19/2027 •		29,050	29,714
6.714% due 10/19/2029 •		16,700	17,737
7.003% due 10/19/2034 •		5,400	6,026

Brandywine Operating Partnership LP
3.950% due 11/15/2027		13,116	12,883
4.550% due 10/01/2029 (n)		16,500	15,780
8.300% due 03/15/2028 (n)		1,900	2,021

Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,383
3.900% due 03/15/2027		3,090	3,077
4.125% due 06/15/2026		8,500	8,488

Brookfield Finance, Inc.
4.350% due 04/15/2030 (n)		1,200	1,200

CaixaBank SA
5.673% due 03/15/2030 •(n)		3,000	3,113

Canadian Imperial Bank of Commerce
4.243% due 09/08/2028 •		6,100	6,113
4.580% due 09/08/2031 •		10,000	10,037

Cape Lookout Re Ltd.
10.832% (T-BILL 1MO + 6.900%) due 03/13/2032 ~		5,500	5,782

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Financial Corp.
4.927% due 05/10/2028 •(n)		$18,700	$18,895

CI Financial Corp.
7.500% due 05/30/2029		7,900	8,423

Citibank NA
4.838% due 08/06/2029		7,750	7,940

Citigroup, Inc.
2.572% due 06/03/2031 •		8,600	7,914
3.070% due 02/24/2028 •		71,900	70,809
4.658% due 05/24/2028 •		2,400	2,419
5.174% due 02/13/2030 •		3,800	3,899

Consumers Securitization Funding LLC
5.210% due 09/01/2031		2,600	2,683
5.550% due 03/01/2028		14,518	14,706

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		20,600	20,338
4.655% due 08/22/2028 •		32,000	32,280
5.447% due 03/05/2030 •		10,850	11,241

COPT Defense Properties LP
2.250% due 03/15/2026		5,390	5,336
2.750% due 04/15/2031 (n)		2,700	2,446

Corebridge Global Funding
4.650% due 08/20/2027		3,300	3,338
5.750% due 07/02/2026		2,500	2,530

CoStar Group, Inc.
2.800% due 07/15/2030		9,600	8,792

CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	2,725
1.750% due 01/14/2030		28,900	29,680

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	27,900	8,658

Credit Agricole SA
1.247% due 01/26/2027 •		$3,700	3,661
5.052% (SOFRRATE + 0.870%) due 03/11/2027 ~		21,850	21,949
6.316% due 10/03/2029 •(n)		16,750	17,664

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(l)		9,900	10,026
6.740% due 03/20/2030 «(l)		8,400	8,575

Credit Suisse AG AT1 Claim		27,500	3,575

Crown Castle, Inc.
2.900% due 03/15/2027		500	491
3.700% due 06/15/2026		600	598
4.800% due 09/01/2028		4,000	4,058
5.600% due 06/01/2029		3,100	3,223

Danske Bank AS
4.298% due 04/01/2028 •(n)		18,900	18,922
5.427% due 03/01/2028 •		3,700	3,764
5.705% due 03/01/2030 •		5,600	5,829

Deutsche Bank AG
1.625% due 01/20/2027	EUR	400	465
1.750% due 11/19/2030 •		32,800	36,415
2.129% due 11/24/2026 •		$22,800	22,718
2.311% due 11/16/2027 •		26,300	25,728
3.035% due 05/28/2032 •		400	366
3.547% due 09/18/2031 •		49,700	47,125
3.729% due 01/14/2032 •		800	750
4.950% due 08/04/2031 •		17,100	17,265
5.000% due 09/05/2030 •	EUR	22,200	27,832
5.468% (SOFRRATE + 1.219%) due 11/16/2027 ~		$18,300	18,390

Digital Realty Trust LP
3.600% due 07/01/2029		13,617	13,286
4.450% due 07/15/2028		43,490	43,832

DOC Dr. LLC
3.950% due 01/15/2028		3,900	3,870

East Lane Re VII Ltd.
12.822% (T-BILL 3MO + 8.890%) due 03/31/2026 ~		13,400	13,632

Empower Finance 2020 LP
1.357% due 09/17/2027 (n)		15,600	14,773

EPR Properties
3.600% due 11/15/2031		15,100	13,946
3.750% due 08/15/2029		14,900	14,349
4.500% due 06/01/2027		7,800	7,808

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 12/15/2026		$4,100	$4,111
4.950% due 04/15/2028		25,572	25,776

Equinix, Inc.
1.550% due 03/15/2028		38,144	35,870

Equitable America Global Funding
3.950% due 09/15/2027		4,100	4,094

Essex Portfolio LP
3.375% due 04/15/2026		880	876

Everglades Re II Ltd.
16.654% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		1,650	1,738

Extra Space Storage LP
3.500% due 07/01/2026		5,600	5,575

F&G Annuities & Life, Inc.
6.250% due 10/04/2034		3,600	3,674

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		6,100	6,183

Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	4,344

First American Financial Corp.
4.000% due 05/15/2030		8,290	8,020

Fish Pond Re Ltd.
7.924% (T-BILL 1MO + 4.020%) due 01/08/2027 ~		1,400	1,439

Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	1,700	1,997
2.386% due 02/17/2026		4,575	5,374
2.900% due 02/16/2028		$7,129	6,779
2.900% due 02/10/2029 (n)		2,000	1,854
3.375% due 11/13/2025		17,400	17,369
4.000% due 11/13/2030		12,500	11,664
4.389% due 01/08/2026		500	500
4.542% due 08/01/2026		9,200	9,194
4.950% due 05/28/2027		250	250
5.113% due 05/03/2029		7,650	7,595
5.303% due 09/06/2029		800	798
5.800% due 03/08/2029		57,900	58,772
5.875% due 11/07/2029		9,000	9,160
5.918% due 03/20/2028		13,500	13,734
6.125% due 03/08/2034		1,600	1,609
7.350% due 11/04/2027		2,445	2,551
7.350% due 03/06/2030		950	1,017

FS KKR Capital Corp.
6.875% due 08/15/2029		700	717

GA Global Funding Trust
1.625% due 01/15/2026		8,200	8,135

General Motors Financial Co., Inc.
5.617% (SOFRINDX + 1.350%) due 05/08/2027 ~		12,100	12,166

Glitnir Banki Hf.
0.000% due 12/31/2030 «	EUR	27	0

Globe Life, Inc.
2.150% due 08/15/2030		$5,575	5,014

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		400	360
4.000% due 01/15/2030		19,400	18,804
4.000% due 01/15/2031		2,800	2,682
5.250% due 02/15/2033		6,200	6,215
5.300% due 01/15/2029		3,100	3,159
5.750% due 11/01/2037		15,000	14,907

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		8,600	8,399
5.049% due 07/23/2030 •		22,400	22,965
5.207% due 01/28/2031 •(n)		33,200	34,279
5.378% (SOFRRATE + 1.080%) due 01/28/2031 ~		33,300	33,397
6.484% due 10/24/2029 •		38,500	40,977

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		20,700	20,598

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		10,100	9,968

Greengrove RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		1,300	1,301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSPA Monetization Trust
6.422% due 10/09/2029	$8,483	$8,563

Guardian Life Global Funding
1.250% due 11/19/2027 (n)	10,700	10,107

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031	11,900	12,229

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	2,590	2,339

Hardwood Funding LLC
4.840% due 06/07/2028 «(l)	8,900	9,016
4.980% due 06/07/2030 «(l)	5,800	5,924
5.160% due 06/07/2032 «(l)	13,900	14,315

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030 (n)	9,455	8,726

Healthcare Realty Holdings LP
2.050% due 03/15/2031	3,100	2,673
3.100% due 02/15/2030 (n)	2,800	2,638

Hestia Re Ltd.
10.659% (T-BILL + 6.750%) due 03/13/2032 ~	400	409
12.154% (T-BILL 1MO + 8.250%) due 03/13/2032 ~	400	415

Highwoods Realty LP
3.050% due 02/15/2030	600	556
4.200% due 04/15/2029	3,600	3,530

Host Hotels & Resorts LP
3.375% due 12/15/2029	7,600	7,229
3.500% due 09/15/2030	2,800	2,630

HSBC Holdings PLC
4.899% due 03/03/2029 •	2,000	2,029
5.250% (SOFRRATE + 1.030%) due 03/03/2029 ~	5,000	5,021
5.546% due 03/04/2030 •	15,800	16,398
5.597% due 05/17/2028 •	5,600	5,719
5.836% (SOFRRATE + 1.570%) due 08/14/2027 ~	26,300	26,530
5.887% due 08/14/2027 •(n)	25,600	25,948
7.390% due 11/03/2028 •	61,500	65,324

Hudson Pacific Properties LP
3.250% due 01/15/2030 (n)	24,000	20,633
3.950% due 11/01/2027	4,400	4,237
4.650% due 04/01/2029 (n)	7,300	6,800
5.950% due 02/15/2028	11,567	11,415

ING Groep NV
4.017% due 03/28/2028 •	3,600	3,590
4.250% due 05/16/2031 •(i)(k)	200	179
5.066% due 03/25/2031 •	2,000	2,049
5.335% due 03/19/2030 •	5,700	5,884

Integrity RE III Ltd.
11.904% (T-BILL 1MO + 8.000%) due 06/06/2027 ~	250	261
13.654% (T-BILL 1MO + 9.750%) due 06/06/2027 ~	250	263
16.154% (T-BILL 1MO + 12.250%) due 06/06/2028 ~	700	745
29.404% (T-BILL 1MO + 25.500%) due 06/06/2027 ~	1,300	1,459

Intercontinental Exchange, Inc.
3.625% due 09/01/2028	4,400	4,346

Intesa Sanpaolo SpA
7.200% due 11/28/2033	3,900	4,446

Invitation Homes Operating Partnership LP
2.300% due 11/15/2028	3,250	3,069

JAB Holdings BV
2.200% due 11/23/2030	335	294

JPMorgan Chase & Co.
1.470% due 09/22/2027 •(n)	25,900	25,249
1.578% due 04/22/2027 •	9,900	9,759
2.182% due 06/01/2028 •	56,450	54,729
2.739% due 10/15/2030 •	5,800	5,479
2.947% due 02/24/2028 •	39,550	38,938
3.540% due 05/01/2028 •	2,000	1,983
3.960% due 01/29/2027 •	6,500	6,493
4.323% due 04/26/2028 •	1,835	1,840
4.603% due 10/22/2030 •	25,000	25,299
4.851% due 07/25/2028 •(n)	7,660	7,763

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.915% due 01/24/2029 •		$5,800	$5,905
4.918% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,020
4.979% due 07/22/2028 •(n)		18,400	18,685
5.012% due 01/23/2030 •(n)		39,700	40,677
5.166% (SOFRRATE + 0.860%) due 10/22/2028 ~		11,100	11,146
5.236% (SOFRRATE + 0.930%) due 07/22/2028 ~		25,500	25,675
5.299% due 07/24/2029 •		25,600	26,381
5.503% (SOFRRATE + 1.200%) due 01/23/2028 ~		39,600	39,923
6.070% due 10/22/2027 •		20,464	20,875
6.087% due 10/23/2029 •		5,000	5,277

JPMorgan Chase Bank NA
5.197% (SOFRRATE + 1.000%) due 12/08/2026 ~		27,200	27,411

Kilroy Realty LP
2.500% due 11/15/2032		10,600	8,818
2.650% due 11/15/2033		4,800	3,931
3.050% due 02/15/2030		6,700	6,188
4.250% due 08/15/2029 (n)		5,549	5,447
4.750% due 12/15/2028		3,300	3,322
6.250% due 01/15/2036		6,300	6,522

Kimco Realty OP LLC
1.900% due 03/01/2028		3,524	3,353

Kizuna RE III Pte. Ltd.
2.750% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		2,434	2,495

KKR Group Finance Co. VI LLC
3.750% due 07/01/2029		300	295

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	15,200	17,846

Kookmin Bank
4.500% due 02/01/2029 (k)		$2,500	2,499

Lazard Group LLC
4.500% due 09/19/2028		7,000	7,034

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		9,153	9,455

Lloyds Bank PLC
0.000% due 04/02/2032 þ		41,200	30,641

Lloyds Banking Group PLC
4.375% due 03/22/2028		2,300	2,309
5.087% due 11/26/2028 •		1,750	1,781
5.298% (SOFRINDX + 1.060%) due 11/26/2028 ~		25,400	25,545
5.462% due 01/05/2028 •		17,700	17,968
5.985% due 08/07/2027 •		1,100	1,116

Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	8,288
3.250% due 11/13/2028		10,900	12,867

Longleaf Pine Re Ltd.
21.836% (T-BILL 1MO + 17.932%) due 05/27/2031 ~		$2,600	2,904

Luca RE Ltd.
11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		2,500	2,500

LXP Industrial Trust
2.375% due 10/01/2031		6,200	5,387
2.700% due 09/15/2030		900	823

Marsh & McLennan Cos., Inc.
4.650% due 03/15/2030		1,300	1,322

MassMutual Global Funding II
5.311% (SOFRRATE + 0.980%) due 07/10/2026 ~(n)		58,800	59,149

Metropolitan Life Global Funding I
3.450% due 12/18/2026		17,500	17,395

Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		6,200	6,039
5.197% due 01/16/2031 •		15,700	16,191
5.422% due 02/22/2029 •		18,800	19,342

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		12,300	10,962
2.201% due 07/10/2031 •		29,200	26,383
5.382% due 07/10/2030 •		19,800	20,503
5.414% due 09/13/2028 •		24,400	24,996

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MMIFS Re Ltd.
5.598% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	1,000	$723

Morgan Stanley
2.674% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	9,900	11,647
3.772% due 01/24/2029 •		$2,276	2,257
3.790% due 03/21/2030 •	EUR	2,900	3,501
4.654% due 10/18/2030 •		$25,700	25,989
5.042% due 07/19/2030 •		3,100	3,178
5.123% due 02/01/2029 •		7,400	7,560
5.173% due 01/16/2030 •		23,841	24,508
5.449% due 07/20/2029 •		3,400	3,514
5.652% due 04/13/2028 •		4,700	4,806
5.656% due 04/18/2030 •		800	836
6.407% due 11/01/2029 •(n)		33,800	35,930

Morgan Stanley Bank NA
4.447% due 10/15/2027 •		7,600	7,619
5.011% (SOFRRATE + 0.685%) due 10/15/2027 ~		20,100	20,151
5.085% (SOFRRATE + 0.865%) due 05/26/2028 ~		25,000	25,099
5.228% (SOFRRATE + 0.900%) due 01/12/2029 ~		16,000	16,095
5.258% (SOFRRATE + 0.940%) due 07/14/2028 ~		59,500	59,849
5.398% (SOFRRATE + 1.080%) due 01/14/2028 ~		11,800	11,863
5.882% due 10/30/2026		24,000	24,476

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		18,150	18,129

Morgan Stanley Private Bank NA
5.099% (SOFRRATE + 0.770%) due 07/06/2028 ~		2,350	2,358

Mutual of Omaha Cos Global Funding
5.800% due 07/27/2026		15,800	16,025

National Health Investors, Inc.
3.000% due 02/01/2031		6,990	6,329

Nationwide Building Society
3.960% due 07/18/2030 •		34,800	34,246
4.000% due 09/03/2027 •	GBP	2,300	3,084
5.264% due 11/10/2026		$15,500	15,744
6.557% due 10/18/2027 •		20,275	20,739

Nature Coast Re Ltd.
13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		1,100	1,151

NatWest Group PLC
3.073% due 05/22/2028 •		25,900	25,451
4.892% due 05/18/2029 •		14,600	14,836
5.475% (SOFRRATE + 1.250%) due 03/01/2028 ~		18,300	18,429
5.583% due 03/01/2028 •		16,500	16,813

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	29,134
2.000% due 03/09/2026		23,900	23,534
2.450% due 09/15/2028		500	459
2.750% due 03/09/2028		8,550	8,029

Nomura Holdings, Inc.
2.172% due 07/14/2028		1,500	1,418
2.679% due 07/16/2030		9,500	8,735
5.594% due 07/02/2027		11,300	11,554
5.615% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,900	13,008
5.842% due 01/18/2028		13,500	13,963
6.070% due 07/12/2028		12,000	12,558
6.181% due 01/18/2033		6,000	6,494

Old Republic International Corp.
3.875% due 08/26/2026		2,850	2,840

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	20,419
3.625% due 10/01/2029 (n)		14,300	13,726
5.250% due 01/15/2026		33,800	33,809

Ontario Teachers’ Cadillac Fairview Properties Trust
4.125% due 02/01/2029		4,700	4,669

Orange Capital RE DAC
7.979% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	300	355

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palm RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		$700	$741

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		45,794	34,514

Panther Escrow Issuer LLC
7.125% due 06/01/2031		19,900	20,712

Piedmont Operating Partnership LP
3.150% due 08/15/2030		19,300	17,547
6.875% due 07/15/2029		4,800	5,081

Pinnacol Assurance
8.625% due 06/25/2034 «(l)		15,000	16,922

Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		2,200	2,281
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		9,100	9,477

Primerica, Inc.
2.800% due 11/19/2031		3,000	2,712

Principal Life Global Funding II
1.250% due 08/16/2026		14,000	13,666

Prologis LP
4.200% due 02/15/2033	CAD	15,100	11,101

Purple Re Ltd.
13.030% (T-BILL 1MO + 9.126%) due 06/06/2031 ~		$7,800	8,284

Quercus Re DAC
10.017% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	300	358

Realty Income Corp.
2.200% due 06/15/2028		$550	524
3.950% due 08/15/2027		1,100	1,099
4.625% due 11/01/2025		6,600	6,600
4.875% due 06/01/2026		6,600	6,626

Reinsurance Group of America, Inc.
3.150% due 06/15/2030		2,000	1,888

Ripon Investments Financing Ltd.
0.000% due 11/28/2025 «~(l)	GBP	145	195

RNHB BV
0.000% due 07/28/2026 «~	EUR	2,222	2,594
0.000% due 01/28/2027 «~		1,989	2,335
0.000% due 03/01/2027 «~		1,095	1,246
0.000% due 10/28/2027 «~		1,959	2,286
0.000% due 04/28/2028 «~		992	1,215
0.000% due 10/28/2028 «~		2,125	2,604

Sammons Financial Group Global Funding
5.064% due 09/02/2027 •		$20,600	20,624
5.100% due 12/10/2029		5,100	5,249

Sanders Re III Ltd.
16.224% (BRMMUSDF + 12.320%) due 04/09/2029 ~		17,400	10,875

Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	792
5.353% due 09/06/2030 •		15,600	15,917
5.473% due 03/20/2029 •		5,400	5,505
5.763% (SOFRRATE + 1.610%) due 03/20/2029 ~		20,400	20,624

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		25,600	26,799

SBA Tower Trust
1.884% due 07/15/2050		24,900	24,712
2.328% due 07/15/2052		12,200	11,599

Scentre Group Trust 1/Scentre Group Trust 2
3.625% due 01/28/2026		7,100	7,084

Sixth Street Lending Partners
6.125% due 07/15/2030		4,100	4,241
6.500% due 03/11/2029		1,500	1,560

Societe Generale SA
1.488% due 12/14/2026 •		21,100	20,971
1.792% due 06/09/2027 •(n)		11,900	11,686
6.446% due 01/10/2029 •		25,400	26,463
6.447% due 01/12/2027 •		31,000	31,153
6.691% due 01/10/2034 •		32,100	34,976

Standard Chartered Bank
4.853% due 12/03/2027		29,800	30,348

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Standard Chartered PLC
1.456% due 01/14/2027 •		$11,600	$11,497
6.170% due 01/09/2027 •		33,846	34,000
6.187% due 07/06/2027 •		1,500	1,520
6.301% due 01/09/2029 •		16,000	16,650
6.750% due 02/08/2028 •		400	412

Starwood Property Trust, Inc.
4.375% due 01/15/2027		2,000	1,984

State Street Bank & Trust Co.
4.782% due 11/23/2029		4,650	4,771

Stifel Financial Corp.
4.000% due 05/15/2030		27,600	27,063

Store Capital LLC
2.700% due 12/01/2031		600	527
2.750% due 11/18/2030		4,160	3,784

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		22,107	20,764
2.472% due 01/14/2029		18,800	17,834
5.240% due 04/15/2030		44,100	45,717
5.520% due 01/13/2028		19,000	19,606
5.880% due 07/13/2026		2,300	2,333

Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030		12,800	12,840
5.200% due 03/07/2027		10,600	10,771

Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,634
2.700% due 07/15/2031		1,800	1,629
4.200% due 04/15/2032		6,300	6,108

Synchrony Bank
5.625% due 08/23/2027		12,500	12,767

Synchrony Financial
5.150% due 03/19/2029 (n)		5,450	5,522

Tesco Property Finance 4 PLC
5.801% due 10/13/2040	GBP	20,759	27,802

Toronto-Dominion Bank
2.800% due 03/10/2027		$6,900	6,788
5.156% due 01/10/2028		9,100	9,319

Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		2,200	2,294
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		1,300	1,354
13.282% (BRMMUSDF + 9.378%) due 06/05/2031 ~		700	714

Toyota Motor Credit Corp.
4.050% due 09/05/2028		2,000	2,006

Truist Financial Corp.
5.900% due 10/28/2026 •		5,800	5,805

UBS AG
0.250% due 01/05/2026	EUR	2,100	2,454
5.650% due 09/11/2028		$600	627
7.500% due 02/15/2028		22,400	24,121

UBS Group AG
0.650% due 01/14/2028 •	EUR	2,000	2,294
0.650% due 09/10/2029		1,200	1,296
1.000% due 06/24/2027 •		1,500	1,744
1.305% due 02/02/2027 •		$27,600	27,327
2.125% due 10/13/2026 •	EUR	1,360	1,597
2.125% due 11/15/2029 •	GBP	800	1,000
2.250% due 06/09/2028 •		1,100	1,426
2.875% due 04/02/2032 •	EUR	2,200	2,537
3.091% due 05/14/2032 •		$3,300	3,054
3.869% due 01/12/2029 •		43,400	43,041
4.125% due 04/15/2026		38,200	38,206
4.194% due 04/01/2031 •		2,550	2,522
4.253% due 03/23/2028		4,200	4,201
4.282% due 01/09/2028		500	500
4.375% due 02/10/2031 •(i)(k)(n)		2,000	1,822
4.550% due 04/17/2026		5,300	5,315
4.751% due 05/12/2028 •(n)		2,800	2,825
5.711% due 01/12/2027 •(n)		42,000	42,151
5.959% due 01/12/2034 •		19,000	20,331
6.246% due 09/22/2029 •		18,900	19,944
6.327% due 12/22/2027 •		42,600	43,674
6.442% due 08/11/2028 •		21,900	22,759
7.000% due 09/30/2027 •	GBP	900	1,241
7.750% due 03/01/2029 •	EUR	2,600	3,405

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ursa Re Ltd.
9.480% (BNMMDTSC + 5.500%) due 12/07/2026 ~		$16,800	$17,322
13.154% (JMMMUSTF + 9.250%) due 12/07/2028 ~		25,000	26,099

Ventas Realty LP
3.000% due 01/15/2030		23,000	21,784
4.125% due 01/15/2026		3,000	2,994

VICI Properties LP
4.750% due 02/15/2028		18,250	18,407
4.750% due 04/01/2028		8,500	8,593
5.750% due 04/01/2034		2,600	2,703

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	5,301
2.393% due 06/02/2028 •		$20,160	19,601
3.000% due 10/23/2026 (n)		4,263	4,221
3.526% due 03/24/2028 •		34,900	34,593
3.584% due 05/22/2028 •		860	852
4.078% due 09/15/2029 •		11,100	11,067
4.150% due 01/24/2029		2,450	2,450
4.808% due 07/25/2028 •(n)		14,267	14,439
5.150% due 04/23/2031 •(n)		18,800	19,394
5.198% due 01/23/2030 •(n)		22,400	23,073
5.574% due 07/25/2029 •		48,317	50,084
5.707% due 04/22/2028 •		18,900	19,344
6.303% due 10/23/2029 •		20,600	21,823

Welltower OP LLC
4.250% due 04/01/2026		800	800

Windmill III Re DAC
7.147% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	297

Winston RE Ltd.
10.404% (T-BILL 3MO + 6.500%) due 02/21/2028 ~		$300	312
14.114% (BNMMDTSC + 10.210%) due 02/26/2031 ~		670	721

WP Carey, Inc.
4.250% due 10/01/2026		1,700	1,701

Yellow Tulip Assetco BV
0.000% due 07/30/2036 «	EUR	4,250	4,953

Yellow Tulip Bidco BV
0.000% due 07/30/2036 «~		4,377	2,994

			5,948,119

INDUSTRIALS 7.4%

7-Eleven, Inc.
1.300% due 02/10/2028		$4,600	4,302
1.800% due 02/10/2031		6,100	5,304

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		12,328	12,222

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		13,000	13,074

Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,081	1,026
3.600% due 09/15/2028		2,735	2,696
5.250% due 10/01/2030		7,600	7,781

Aker BP ASA
4.000% due 01/15/2031		1,100	1,061

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		11,442	11,468

Altice France SA
5.125% due 07/15/2029		4,000	3,436

Amdocs Ltd.
2.538% due 06/15/2030		2,100	1,925

American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,175	1,067
3.000% due 04/15/2030		12,504	12,038
3.150% due 08/15/2033		19,598	18,394
3.200% due 12/15/2029		10,286	9,972
3.250% due 04/15/2030		5,321	5,050
3.350% due 04/15/2031		9,723	9,391
3.375% due 11/01/2028		7,048	6,937
3.500% due 08/15/2033		3,683	3,375
3.575% due 07/15/2029		5,262	5,162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.600% due 03/22/2029	$4,949	$4,855
3.650% due 12/15/2029	3,204	3,091
3.650% due 08/15/2030	4,330	4,213
3.700% due 04/01/2028	3,132	3,114

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% due 04/20/2029	8,000	8,037

Amgen, Inc.
1.650% due 08/15/2028	2,850	2,665
5.150% due 03/02/2028 (n)	31,160	31,892

Amrize Finance U.S. LLC
4.700% due 04/07/2028	22,000	22,266

AppLovin Corp.
5.125% due 12/01/2029	7,500	7,674

Bayer U.S. Finance II LLC
4.250% due 12/15/2025	22,600	22,582
4.375% due 12/15/2028	29,900	29,800

Bayer U.S. Finance LLC
6.125% due 11/21/2026	36,300	36,940
6.250% due 01/21/2029 (n)	43,100	45,341
6.375% due 11/21/2030	36,300	38,807
6.500% due 11/21/2033	7,800	8,417

Beignet
6.850% due 06/01/2049 «(c)	527,700	527,700

Berry Global, Inc.
1.570% due 01/15/2026	8,809	8,734

Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,712
3.080% due 07/01/2051 (n)	7,000	4,609

BMW U.S. Capital LLC
4.650% due 03/19/2027	15,400	15,534
4.936% (SOFRINDX + 0.780%) due 03/19/2027 ~	22,600	22,706
5.073% (SOFRINDX + 0.920%) due 03/21/2028 ~	33,500	33,696

Boeing Co.
2.196% due 02/04/2026	75,579	75,016
2.700% due 02/01/2027	8,125	7,962
2.750% due 02/01/2026	63,290	62,937
3.250% due 02/01/2028	6,700	6,545
5.040% due 05/01/2027	7,968	8,056
5.150% due 05/01/2030	30,741	31,556
6.298% due 05/01/2029	4,500	4,777
6.388% due 05/01/2031	8,100	8,826

British Airways Pass-Through Trust
2.900% due 09/15/2036	652	593
3.300% due 06/15/2034	4,485	4,249
3.350% due 12/15/2030	3,296	3,179
3.800% due 03/20/2033	1,165	1,140
4.250% due 05/15/2034	4,467	4,364

Broadcom, Inc.
3.137% due 11/15/2035	98,238	85,028
3.419% due 04/15/2033	15,254	14,123
4.300% due 11/15/2032	8,280	8,176
5.050% due 07/12/2027	2,600	2,645

Centene Corp.
2.450% due 07/15/2028	26,571	24,712
3.375% due 02/15/2030	4,800	4,419
4.250% due 12/15/2027	11,256	11,063
4.625% due 12/15/2029	22,043	21,387

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041	7,900	5,767
3.700% due 04/01/2051 (n)	2,200	1,452
3.850% due 04/01/2061	2,040	1,272
4.400% due 04/01/2033 (n)	1,850	1,755
6.100% due 06/01/2029 (n)	6,000	6,297
6.484% due 10/23/2045 (n)	1,500	1,483

Choice Hotels International, Inc.
3.700% due 12/01/2029	5,090	4,863

CLN Magnetto Group
8.170% due 10/25/2031 «~	43,000	43,273

Conagra Brands, Inc.
1.375% due 11/01/2027	12,490	11,768

Continental Resources, Inc.
4.375% due 01/15/2028	4,889	4,859

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CRH America Finance, Inc.
3.400% due 05/09/2027	$1,600	$1,581

CVS Pass-Through Trust
8.353% due 07/10/2031	123	135

Dell International LLC/EMC Corp.
6.020% due 06/15/2026	6,997	7,054

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029 (n)	1,612	1,545

DISH DBS Corp.
5.250% due 12/01/2026	3,400	3,344

Emory University
2.143% due 09/01/2030	7,300	6,642

Enbridge, Inc.
1.600% due 10/04/2026	400	390
3.125% due 11/15/2029	2,000	1,906
5.250% due 04/05/2027	1,100	1,117
6.000% due 11/15/2028 (n)	21,100	22,205

Energy Transfer LP
4.950% due 05/15/2028	1,091	1,109
4.950% due 06/15/2028	1,100	1,119
5.550% due 05/15/2034	5,250	5,389
6.050% due 12/01/2026	2,400	2,445
6.100% due 12/01/2028	1,500	1,580

EQT Corp.
6.500% due 07/01/2027	5,000	5,120

Expedia Group, Inc.
4.625% due 08/01/2027	1,000	1,007

Ferguson Finance PLC
3.250% due 06/02/2030	4,400	4,179

Fidelity National Information Services, Inc.
1.150% due 03/01/2026	4,000	3,950

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028	600	586
4.300% due 01/15/2029	1,760	1,763

Fiserv, Inc.
2.650% due 06/01/2030	37,580	34,807
5.150% due 03/15/2027	21,500	21,791

Flex Ltd.
4.875% due 05/12/2030	17,200	17,375

Ford Motor Co.
3.250% due 02/12/2032 (n)	11,800	10,328

GE Capital Funding LLC
4.550% due 05/15/2032	8,000	8,093

Glencore Funding LLC
3.875% due 10/27/2027	1,417	1,407

Global Payments, Inc.
1.200% due 03/01/2026	9,000	8,882
2.900% due 05/15/2030	3,892	3,603
3.200% due 08/15/2029	1,000	950

Gray Oak Pipeline LLC
3.450% due 10/15/2027 (n)	23,200	22,880

Greensaif Pipelines Bidco SARL
6.510% due 02/23/2042	800	868

HCA, Inc.
4.125% due 06/15/2029	4,500	4,462
5.200% due 06/01/2028 (n)	13,020	13,337
5.375% due 09/01/2026	26,700	26,819
5.500% due 06/01/2033 (n)	5,100	5,300
5.875% due 02/01/2029	5,700	5,936

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028	10,000	9,400

Hyatt Hotels Corp.
5.250% due 06/30/2029	7,600	7,798

Hyundai Capital America
1.650% due 09/17/2026	73,100	71,337
2.100% due 09/15/2028	33,000	30,935
4.850% due 03/25/2027	22,000	22,177
5.143% (SOFRRATE + 0.990%) due 03/25/2027 ~	30,000	30,132
5.250% due 01/08/2027	16,400	16,581
5.300% due 01/08/2029	6,500	6,660
5.500% due 03/30/2026	17,500	17,591
5.950% due 09/21/2026 (n)	11,800	11,990
6.250% due 11/03/2025	25,000	25,037
6.500% due 01/16/2029 (n)	8,400	8,907

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Icon Investments Six DAC
5.809% due 05/08/2027		$1,400	$1,429

Imperial Brands Finance PLC
3.500% due 07/26/2026		8,500	8,444
3.875% due 07/26/2029		30,650	30,120

INEOS Finance PLC
5.625% due 08/15/2030 (n)	EUR	10,000	11,298

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		$6,300	4,616

JetBlue Pass-Through Trust
2.750% due 11/15/2033		7,413	6,583
2.950% due 11/15/2029		446	413
4.000% due 05/15/2034		4,621	4,356

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		6,532	6,193

Kraton Corp.
5.000% due 07/15/2027		1,200	1,219

Las Vegas Sands Corp.
5.900% due 06/01/2027		31,300	31,948
6.000% due 08/15/2029		11,300	11,774

Leidos, Inc.
2.300% due 02/15/2031		13,600	12,139

Liberty Utilities Finance GP 1
2.050% due 09/15/2030 (n)		14,600	13,036

LifePoint Health, Inc.
11.000% due 10/15/2030 (n)		9,200	10,151

Marriott International, Inc.
5.250% due 10/15/2035		10,000	10,094
5.450% due 09/15/2026		16,500	16,711

Mars, Inc.
4.450% due 03/01/2027		15,100	15,215
4.600% due 03/01/2028		16,900	17,110
5.000% due 03/01/2032		5,500	5,629

Mather Foundation
2.675% due 10/01/2031		1,050	940

Mattel, Inc.
3.375% due 04/01/2026		4,300	4,270

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		3,200	3,248

Mitsubishi Corp.
4.000% due 09/09/2028		2,400	2,403

Motorola Solutions, Inc.
2.300% due 11/15/2030		11,770	10,643

MPLX LP
4.000% due 03/15/2028		256	255

National Football League
5.480% due 10/05/2028 «(l)		27,600	28,328

National Fuel Gas Co.
2.950% due 03/01/2031		10,900	9,953

NetApp, Inc.
2.700% due 06/22/2030		31,100	28,803

Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	3,100	3,584
4.345% due 09/17/2027		$132,300	129,904
4.810% due 09/17/2030		41,900	39,499

NTT Finance Corp.
3.678% due 07/16/2033	EUR	5,100	6,083
4.091% due 07/16/2037		4,500	5,434
4.567% due 07/16/2027		$3,600	3,626
4.620% due 07/16/2028		3,200	3,232
4.876% due 07/16/2030		4,800	4,879
5.171% due 07/16/2032		10,700	10,962
5.413% (SOFRRATE + 1.080%) due 07/16/2028 ~		1,900	1,921
5.502% due 07/16/2035		4,800	4,967
5.643% (SOFRRATE + 1.310%) due 07/16/2030 ~		7,100	7,238

NXP BV/NXP Funding LLC
5.350% due 03/01/2026		13,800	13,825

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027		4,100	4,038
3.875% due 06/18/2026		37,682	37,594

Occidental Petroleum Corp.
5.200% due 08/01/2029		3,250	3,300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
2.300% due 03/25/2028		$1,892	$1,809
2.800% due 04/01/2027		300	294
4.450% due 09/26/2030		4,000	3,999
4.800% due 08/03/2028		300	305
5.875% due 09/26/2045		5,700	5,719
5.950% due 09/26/2055		11,000	10,974

PeaceHealth Obligated Group
3.218% due 11/15/2050		8,900	5,783

Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350% due 03/30/2029		3,600	3,704

Petroleos Mexicanos
10.000% due 02/07/2033		13,700	15,907

President & Fellows of Harvard College
2.517% due 10/15/2050		550	340

Quest Diagnostics, Inc.
4.600% due 12/15/2027		1,700	1,721

Renesas Electronics Corp.
2.170% due 11/25/2026		3,801	3,705

Rolls-Royce PLC
5.750% due 10/15/2027		5,548	5,701

S&P Global, Inc.
2.700% due 03/01/2029		1,900	1,816

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030 (n)		29,100	29,214

Sands China Ltd.
3.800% due 01/08/2026		600	599

Santos Finance Ltd.
6.875% due 09/19/2033		18,100	19,929

Skyworks Solutions, Inc.
1.800% due 06/01/2026		380	374

Snam SpA
5.000% due 05/28/2030 (n)		14,200	14,409

Southern Co.
1.750% due 03/15/2028		7,190	6,790

Spirit AeroSystems, Inc.
4.600% due 06/15/2028 (n)		6,800	6,797
9.375% due 11/30/2029 (n)		8,000	8,436

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		3,755	3,567

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 09/20/2029		24,750	24,848

T-Mobile USA, Inc.
1.500% due 02/15/2026		21,400	21,181
2.050% due 02/15/2028 (n)		1,000	954
3.875% due 04/15/2030		17,657	17,319
4.200% due 10/01/2029		7,300	7,293

Teledyne Technologies, Inc.
2.250% due 04/01/2028		1,500	1,432

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,635	4,343
7.000% due 10/15/2028		3,900	4,198

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	3,758	5,647

Thames Water Utilities Finance PLC
0.875% due 01/31/2030	EUR	13,400	10,867
1.250% due 01/31/2034		7,800	6,336
2.625% due 01/24/2034	GBP	7,300	6,717
4.000% due 04/18/2029	EUR	1,900	1,577
4.375% due 01/18/2033		6,400	5,298
4.375% due 07/03/2036	GBP	700	657
4.625% due 06/04/2048		1,900	1,789
5.500% due 02/11/2043		1,000	945
6.500% due 02/09/2034		900	858

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (g)		275	320

United Airlines Pass-Through Trust
2.700% due 11/01/2033		$7,645	7,027
2.900% due 11/01/2029		1,277	1,213
3.100% due 01/07/2030		3,617	3,499
3.450% due 06/01/2029		3,512	3,444
3.450% due 01/07/2030		1,437	1,381
3.500% due 09/01/2031		5,189	4,988

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 03/03/2028		$891	$883
4.000% due 10/11/2027		1,776	1,772
4.150% due 02/25/2033		8,946	8,749
5.450% due 08/15/2038		29,352	30,296
5.800% due 07/15/2037		44,316	45,991
5.875% due 04/15/2029		26,821	27,590

United Airlines, Inc.
4.375% due 04/15/2026		1,900	1,899

Venture Global Calcasieu Pass LLC
6.250% due 01/15/2030 (n)		13,000	13,566

Venture Global LNG, Inc.
7.000% due 01/15/2030		6,800	7,041
8.125% due 06/01/2028		10,000	10,358
9.875% due 02/01/2032		1,400	1,525

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	8,900	11,161
5.250% due 05/15/2029		10,000	13,174

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	23,400	28,268
7.750% due 04/15/2032		$16,800	17,672

VMware LLC
1.800% due 08/15/2028		3,000	2,815
4.650% due 05/15/2027		12,010	12,021
4.700% due 05/15/2030 (n)		9,100	9,216

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		3,700	3,663
4.350% due 06/08/2027		11,580	11,587
4.550% due 09/11/2028		23,000	23,079
4.750% due 11/13/2028		39,500	39,812
4.850% due 09/11/2030		13,600	13,661
4.950% due 03/25/2027		15,000	15,131
5.050% due 03/27/2028		22,300	22,595
5.350% due 03/27/2030		1,800	1,848
5.650% due 03/25/2032		12,200	12,602
5.700% due 09/12/2026		6,800	6,890
6.000% due 11/16/2026 (n)		25,950	26,417
6.200% due 11/16/2028		13,950	14,616

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		222	219

Weir Group, Inc.
5.350% due 05/06/2030		18,500	19,037

Wessex Water Services Finance PLC
5.375% due 03/10/2028	GBP	3,507	4,761

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		$6,100	6,186

Xylem, Inc.
3.250% due 11/01/2026		2,400	2,376

			3,366,064

UTILITIES 2.6%

Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra
4.625% due 10/15/2039		6,847	5,836

AEP Texas, Inc.
3.950% due 06/01/2028		5,800	5,757

AES Corp.
2.450% due 01/15/2031 (n)		10,600	9,497
3.950% due 07/15/2030 (n)		18,167	17,563

Alabama Power Co.
4.300% due 03/15/2031		800	800

Alliant Energy Finance LLC
1.400% due 03/15/2026		8,400	8,279

AT&T, Inc.
4.700% due 08/15/2030		14,200	14,447

Boston Gas Co.
3.150% due 08/01/2027		2,900	2,848

Capital Power U.S. Holdings, Inc.
5.257% due 06/01/2028		6,100	6,218

CenterPoint Energy Houston Electric LLC
5.200% due 10/01/2028		6,600	6,813

Clearway Energy Operating LLC
3.750% due 02/15/2031		10,700	9,830

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030 (n)		3,200	3,387

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Edison International
5.450% due 06/15/2029 (n)		$13,300	$13,408
5.750% due 06/15/2027 (n)		4,700	4,757

EDP Finance BV
1.710% due 01/24/2028		38,300	36,143

Electricite de France SA
5.700% due 05/23/2028		5,000	5,174
6.375% due 01/13/2055 (n)		7,100	7,437

Enel Finance International NV
1.625% due 07/12/2026		17,400	17,059
2.125% due 07/12/2028		11,300	10,677
2.500% due 07/12/2031		800	715
4.625% due 06/15/2027		35,600	35,854
5.000% due 06/15/2032 (n)		12,900	13,126
5.125% due 06/26/2029		2,500	2,562

EPH Financing International AS
6.651% due 11/13/2028	EUR	16,400	20,955

Evergy Metro, Inc.
2.250% due 06/01/2030 (n)		$2,600	2,384

Exelon Corp.
2.750% due 03/15/2027		770	755

Fells Point Funding Trust
3.046% due 01/31/2027		8,500	8,365

FirstEnergy Corp.
1.600% due 01/15/2026		5,500	5,452
2.250% due 09/01/2030		7,000	6,294
3.900% due 07/15/2027		2,000	1,988

FORESEA Holding SA
7.500% due 06/15/2030		2,013	1,972

India Green Power Holdings
4.000% due 02/22/2027		4,766	4,677

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		6,370	6,242

ITC Holdings Corp.
2.950% due 05/14/2030		20,900	19,597

Jersey Central Power & Light Co.
4.400% due 01/15/2031		8,600	8,574

Monongahela Power Co.
3.550% due 05/15/2027		4,400	4,363

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031		290	248

New York State Electric & Gas Corp.
1.950% due 10/01/2030		18,300	15,895

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		42,290	38,631
3.830% due 06/12/2030	CAD	1,700	1,241

Niagara Mohawk Power Corp.
4.278% due 12/15/2028		$17,600	17,619

NorthWestern Corp.
5.073% due 03/21/2030		3,200	3,283

ONEOK, Inc.
4.250% due 09/24/2027		45,425	45,494
4.400% due 10/15/2029		32,625	32,616
4.750% due 10/15/2031		20,250	20,267
5.650% due 11/01/2028		6,100	6,328
5.700% due 11/01/2054 (n)		11,400	10,770
6.050% due 09/01/2033 (n)		36,100	38,293

Pacific Gas & Electric Co.
2.100% due 08/01/2027		28,879	27,767
2.500% due 02/01/2031		39,700	35,386
2.950% due 03/01/2026		4,050	4,023
3.150% due 01/01/2026		35,240	35,130
3.250% due 06/01/2031		18,660	17,169
3.300% due 03/15/2027		9,400	9,277
3.300% due 12/01/2027		10,000	9,789
3.300% due 08/01/2040		10,719	8,130
3.500% due 08/01/2050		51,900	35,462
3.750% due 07/01/2028		12,700	12,477
3.950% due 12/01/2047		24,400	18,260
4.200% due 03/01/2029		26,800	26,581
4.400% due 03/01/2032		26,200	25,571
4.500% due 12/15/2041		10,400	8,596
4.550% due 07/01/2030		29,903	29,707
4.650% due 08/01/2028		6,100	6,119
5.000% due 06/04/2028		37,700	38,237

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.050% due 10/15/2032 (c)		$26,700	$26,649
6.000% due 08/15/2035 (n)		11,100	11,626
6.100% due 01/15/2029 (n)		25,250	26,423
6.400% due 06/15/2033		15,500	16,669

PacifiCorp
3.300% due 03/15/2051		100	66
5.300% due 02/15/2031		11,300	11,724

Pinnacle West Capital Corp.
5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~		46,200	46,346

Public Service Co. of Colorado
1.900% due 01/15/2031		1,900	1,677

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		11,600	11,207

Rio Oil Finance Trust
8.200% due 04/06/2028		1,134	1,174
9.750% due 01/06/2027		8,030	8,327

Rochester Gas & Electric Corp.
1.850% due 12/01/2030		600	520

Southern California Edison Co.
2.500% due 06/01/2031		7,760	6,887
2.750% due 02/01/2032		18,550	16,322
3.650% due 06/01/2051		15,000	10,390
4.400% due 09/06/2026 (n)		3,600	3,607
4.875% due 02/01/2027		5,100	5,132
5.150% due 06/01/2029		9,300	9,464
5.250% due 03/15/2030		7,500	7,650
5.350% due 03/01/2026		18,600	18,675

Southern California Gas Co.
2.950% due 04/15/2027		6,830	6,730

Southwestern Electric Power Co.
4.100% due 09/15/2028		257	256

SW Finance I PLC
1.625% due 03/30/2027	GBP	1,559	1,968

Toledo Edison Co.
2.650% due 05/01/2028		$18,667	17,726

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033		19,800	20,272
5.088% due 05/01/2029		8,224	8,270

WEC Energy Group, Inc.
1.800% due 10/15/2030		5,538	4,906

			1,208,834

Total Corporate Bonds & Notes (Cost $10,563,919)			10,523,017

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.1%

California Health Facilities Financing Authority Revenue Bonds, Series 2019
2.704% due 06/01/2030		5,100	4,796

California Health Facilities Financing Authority Revenue Notes, Series 2019
2.534% due 06/01/2028		5,100	4,916
2.584% due 06/01/2029		3,600	3,424

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		2	2

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		7,235	6,164
3.714% due 06/01/2041		710	558
3.850% due 06/01/2050		10,050	9,163
4.214% due 06/01/2050		3,900	2,894

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043		200	216

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112		6,770	5,755

University of California Revenue Notes, Series 2020
1.316% due 05/15/2027		5,700	5,492

			43,380

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 0.0%

Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003
5.910% due 06/01/2033	$165	$177

FLORIDA 0.0%

State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024
5.526% due 07/01/2034	5,100	5,319

GEORGIA 0.1%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	48,220	52,527

LOUISIANA 0.0%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.275% due 02/01/2036	1,600	1,580

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	3,300	3,426

		5,006

NEW YORK 0.2%

New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	20,606
2.127% due 03/15/2032	23,000	20,205
2.227% due 03/15/2033	23,000	19,828
2.277% due 03/15/2034	19,000	16,240

New York State Urban Development Corp. Revenue Notes, Series 2020
1.827% due 03/15/2029	800	749

		77,628

RHODE ISLAND 0.0%

Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	179

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	998
1.946% due 11/01/2028	2,435	2,306
2.046% due 11/01/2029	1,400	1,306
2.096% due 11/01/2030	1,750	1,602

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	55,873	57,602
5.169% due 04/01/2041	34,500	35,188

		99,002

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,484
3.401% due 06/01/2034	10,930	9,498
3.501% due 06/01/2035	9,935	8,498

		19,480

Total Municipal Bonds & Notes (Cost $321,441)		302,698

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 44.1%

Federal Home Loan Mortgage Corp.
2.000% due 03/01/2026 - 03/01/2052	$10,501	$8,497
3.000% due 08/01/2026 - 08/01/2052	310,617	275,282
3.500% due 10/01/2025 - 09/01/2050	41,004	39,251
4.000% due 02/01/2026 - 02/01/2053	63,382	60,586
4.500% due 01/01/2026 - 07/01/2053	11,702	11,461
5.000% due 03/01/2036 - 08/01/2054	189,862	189,450
5.500% due 09/01/2027 - 07/01/2054	990,693	1,002,406
5.980% due 05/01/2037 •	22	23
6.000% due 08/01/2026 - 04/01/2055	175,035	180,131
6.191% due 09/01/2035 •	5	5
6.196% due 06/01/2033 •	22	23
6.216% due 09/01/2035 •	2	2
6.320% due 02/01/2037 •	1	1
6.345% due 08/01/2035 •	25	25
6.347% due 03/01/2035 •	120	121
6.360% due 08/01/2035 •	530	543
6.420% due 02/01/2036 •	15	15
6.430% due 01/01/2034 •	187	192
6.464% due 04/01/2036 •	62	64
6.469% due 08/01/2035 •	2	2
6.494% due 11/01/2028 •	20	20
6.500% due 03/01/2026 - 04/01/2055	36,959	38,201
6.500% due 08/01/2035 •	2	2
6.508% due 06/01/2035 •	1,511	1,563
6.515% due 03/01/2036 •	4	4
6.520% due 05/01/2035 •	383	391
6.522% due 01/01/2037 •	9	10
6.535% due 07/01/2030 •	43	43
6.580% due 11/01/2035 •	153	156
6.643% due 07/01/2032 •	1	1
6.647% due 11/01/2034 •	10	10
6.671% due 03/01/2035 •	3	3
6.686% due 07/01/2035 •	230	235
6.701% due 04/01/2036 •	2	2
6.725% due 10/01/2035 •	1,144	1,184
6.743% due 05/01/2037 •	6	6
6.796% due 07/01/2035 •	226	232
6.802% due 02/01/2037 •	1	1
6.856% due 05/01/2037 •	1	1
6.870% due 11/01/2035 - 05/01/2036 •	306	313
6.879% due 09/01/2035 •	231	236
6.891% due 06/01/2037 •	1	1
6.966% due 10/01/2035 •	496	508
7.000% due 06/01/2026 - 03/01/2038	26	27
7.020% due 09/01/2035 •	5	5
7.054% due 10/01/2035 •	421	431
7.125% due 10/01/2035 •	10	10
7.500% due 02/01/2027 - 10/01/2036	27	25

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.875% due 04/25/2026	13,600	13,520
2.939% due 04/25/2029	2,600	2,503
4.905% due 08/25/2027 •	17,400	17,399

Federal Home Loan Mortgage Corp. Reference REMICS
6.000% due 04/15/2036	1,444	1,530

Federal Home Loan Mortgage Corp. REMICS
0.000% due 02/15/2041 •	9	6
1.513% due 06/15/2042 •(a)	4,341	484
1.763% due 02/15/2038 •(a)	71	5
1.785% due 11/15/2038 ~(a)	5,853	540
1.813% due 05/15/2039 •(a)	106	11
1.882% due 05/15/2038 ~(a)	399	34
1.963% due 03/15/2037 •(a)	90	9
1.996% due 06/15/2039 ~(a)	2,123	179
2.012% due 10/15/2041 ~(a)	1,141	66

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.013% due 08/15/2036 •(a)	$47	$5
2.023% due 12/15/2041 •(a)	4,445	654
2.093% due 09/15/2036 •(a)	65	7
2.163% due 11/15/2036 •(a)	2,297	210
3.000% due 08/15/2027 (a)	578	11
3.500% due 01/15/2042 - 08/15/2042	17,436	16,542
3.844% due 05/15/2033 •	53	59
4.000% due 10/15/2033 - 02/15/2042	16,748	16,360
4.500% due 08/15/2033 - 05/15/2039	286	285
4.677% due 10/15/2043 •	21,678	21,250
4.737% due 07/15/2034 - 05/15/2037 •	422	417
4.787% due 08/15/2035 - 02/15/2037 •	68	68
4.807% due 07/15/2034 •	65	64
4.810% due 08/15/2040 - 10/15/2040 •	12,394	12,230
4.827% due 02/15/2037 •	6	6
4.837% due 12/15/2029 - 11/15/2043 •	1,696	1,679
4.887% due 06/15/2031 - 05/15/2041 •	580	574
4.897% due 05/15/2036 •	167	166
4.900% due 11/15/2042 •	2,981	2,964
4.937% due 11/15/2030 - 12/15/2031 •	1	0
4.987% due 06/15/2030 - 12/15/2032 •	11	12
5.000% due 08/15/2034 - 07/15/2036	1,417	1,449
5.000% due 03/15/2043 •	298	284
5.007% due 01/15/2041 •	383	381
5.037% due 02/15/2032 - 01/15/2042 •	108	108
5.067% due 05/15/2032 - 07/15/2037 •	854	854
5.077% due 10/15/2037 •	229	229
5.087% due 12/15/2032 - 11/15/2037 •	727	727
5.117% due 10/15/2037 •	285	285
5.157% due 08/15/2037 •	1,075	1,076
5.197% due 10/15/2037 •	426	426
5.207% due 05/15/2037 •	319	320
5.217% due 05/15/2040 •	7	7
5.237% due 08/15/2036 •	8	8
5.245% due 03/15/2050 •	4,945	4,961
5.250% due 10/25/2055 •	2,600	2,604
5.296% due 11/25/2054 •	18,760	18,792
5.337% due 11/15/2039 •	7	7
5.356% due 08/25/2055 •	13,357	13,435
5.397% due 07/15/2037 •	92	93
5.400% due 10/25/2055 •	4,300	4,310
5.500% due 05/15/2033 - 05/15/2036	1,031	1,066
5.556% due 02/25/2055 •	28,451	28,598
5.656% due 09/25/2054 •	1,053	1,058
5.950% due 06/15/2028	1,034	1,044
6.000% due 07/15/2026 - 10/15/2036	1,585	1,639
6.250% due 12/15/2028	22	22
6.500% due 06/15/2027 - 05/15/2035	3,971	4,071
7.000% due 08/15/2029 - 08/15/2031	266	276
7.500% due 03/17/2027 - 08/15/2030	235	245
11.721% due 08/15/2037 •	187	256

Federal Home Loan Mortgage Corp. STRIPS
1.513% due 08/15/2042 •(a)	8,774	931
2.000% due 06/15/2052 (a)	307,667	40,882
2.342% due 09/15/2043 - 12/15/2043 •	6,166	6,275
4.837% due 07/15/2036 •	125	124
5.037% due 03/15/2044 •	1,283	1,280

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.532% due 08/25/2031 •	43	43

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.552% due 08/15/2032 ~	$28	$27
4.696% due 01/25/2036 ~	1,057	1,027
5.353% due 02/25/2045 •	3,505	3,402
5.471% due 05/25/2043 •	2,335	2,342
5.553% due 07/25/2044 •	540	523
6.500% due 01/25/2028 - 10/25/2043	5,216	5,343
7.000% due 10/25/2043	3,350	3,516

Federal National Mortgage Association
2.000% due 03/01/2052	9,831	7,948
2.500% due 02/01/2040 - 03/01/2040	4,615	4,213
3.000% due 12/01/2025 - 09/01/2057	710,123	629,563
3.500% due 10/01/2025 - 08/01/2049	42,955	42,090
4.000% due 10/01/2025 - 01/01/2059	267,729	256,776
4.045% due 12/01/2029	8,530	8,524
4.207% due 03/01/2033 •	6	6
4.300% due 11/01/2029	11,735	11,863
4.500% due 11/01/2025 - 08/01/2053	52,318	51,123
4.891% due 12/01/2036 •	6	6
5.000% due 10/01/2025 - 03/01/2054	238,698	238,249
5.420% due 06/01/2043 •	653	660
5.421% due 07/01/2042 - 12/01/2044 •	2,906	2,938
5.471% due 09/01/2041 •	1,178	1,186
5.500% due 10/01/2029 - 08/01/2054	1,089,640	1,103,139
5.613% due 09/01/2034 •	6	6
5.621% due 10/01/2030 - 10/01/2040 •	246	247
5.828% due 05/01/2030 •	1	1
5.865% due 11/01/2037 •	3	3
5.895% due 11/01/2031 •	22	22
5.950% due 11/01/2035 •	271	276
5.960% due 12/01/2034 •	7	7
6.000% due 03/01/2026 - 05/01/2054	79,442	82,293
6.007% due 12/01/2034 •	7	7
6.027% due 11/01/2034 •	44	44
6.047% due 03/01/2035 •	4	4
6.065% due 08/01/2026 •	1	1
6.090% due 01/01/2036 •	29	29
6.095% due 07/01/2026 •	1	1
6.096% due 09/01/2035 •	9	10
6.135% due 08/01/2033 •	1	1
6.140% due 04/01/2027 - 09/01/2029 •	1	1
6.146% due 02/01/2035 •	251	254
6.163% due 09/01/2035 - 10/01/2035 •	257	260
6.178% due 03/01/2034 •	1	1
6.180% due 11/01/2035 •	466	480
6.185% due 08/01/2032 - 07/01/2035 •	141	145
6.186% due 01/01/2035 •	428	435
6.200% due 08/01/2035 •	67	67
6.203% due 03/01/2034 •	155	159
6.210% due 10/01/2034 - 06/01/2035 •	706	723
6.249% due 02/01/2035 •	50	51
6.253% due 05/01/2036 •	57	59
6.260% due 06/01/2035 •	49	51
6.266% due 12/01/2035 •	6	6
6.276% due 01/01/2035 •	290	293
6.277% due 09/01/2033 •	2	2
6.286% due 04/01/2036 •	8	8
6.288% due 08/01/2035 •	22	22
6.302% due 02/01/2035 •	7	7
6.305% due 07/01/2035 •	2	2
6.307% due 12/01/2034 •	128	130
6.315% due 05/01/2035 •	3	3
6.320% due 02/01/2027 •	2	2
6.322% due 11/01/2034 •	2	2
6.324% due 01/01/2035 •	626	642
6.325% due 10/01/2027 •	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.335% due 10/01/2034 •	$67	$68
6.340% due 01/01/2036 •	1	1
6.346% due 06/01/2035 •	45	45
6.352% due 09/01/2033 •	6	6
6.353% due 05/01/2034 •	22	23
6.375% due 01/01/2035 - 08/01/2035 •	68	70
6.381% due 12/01/2034 - 08/01/2035 •	300	307
6.395% due 08/01/2027 •	1	1
6.397% due 02/01/2035 •	18	18
6.398% due 08/01/2035 •	112	114
6.405% due 11/01/2035 •	41	42
6.406% due 06/01/2035 •	3	3
6.408% due 04/01/2033 •	3	3
6.410% due 10/01/2034 - 06/01/2035 •	114	116
6.413% due 06/01/2033 •	4	4
6.415% due 11/01/2034 •	60	61
6.419% due 07/01/2034 •	1	1
6.420% due 12/01/2034 •	2	2
6.425% due 03/01/2035 - 01/01/2036 •	41	42
6.435% due 12/01/2033 - 06/01/2034 •	106	107
6.442% due 09/01/2034 •	546	558
6.457% due 09/01/2035 •	283	287
6.460% due 05/01/2035 •	5	5
6.461% due 08/01/2027 •	9	9
6.472% due 08/01/2035 •	32	33
6.478% due 12/01/2035 •	58	59
6.479% due 04/01/2027 •	2	2
6.487% due 09/01/2035 •	22	23
6.500% due 05/01/2027 - 03/01/2055	37,232	38,538
6.500% due 12/01/2033 •	40	41
6.503% due 02/01/2035 •	94	95
6.506% due 04/01/2035 •	4	4
6.510% due 09/01/2035 •	88	90
6.526% due 11/01/2034 •	143	149
6.529% due 07/01/2035 •	29	29
6.531% due 09/01/2035 •	2	2
6.534% due 05/01/2033 - 02/01/2035 •	389	396
6.536% due 05/01/2035 •	381	390
6.537% due 07/01/2035 - 11/01/2035 •	101	103
6.540% due 10/01/2035 •	38	38
6.552% due 05/01/2035 •	264	270
6.563% due 01/01/2035 •	91	93
6.565% due 11/01/2025 - 03/01/2033 •	11	11
6.583% due 11/01/2035 •	28	29
6.584% due 12/01/2036 •	2	2
6.585% due 11/01/2035 •	68	69
6.594% due 09/01/2037 •	1	1
6.604% due 12/01/2033 •	71	72
6.612% due 05/01/2037 •	2	2
6.618% due 05/01/2038 •	2,020	2,098
6.633% due 12/01/2030 •	1	1
6.641% due 04/01/2038 •	1	1
6.654% due 11/01/2032 •	1	1
6.675% due 02/01/2035 •	4	4
6.681% due 04/01/2034 •	10	10
6.682% due 01/01/2037 •	4	4
6.697% due 11/01/2035 •	18	19
6.699% due 03/01/2034 •	254	259
6.748% due 03/01/2036 •	61	62
6.797% due 05/01/2035 •	19	19
6.804% due 12/01/2034 •	1	1
6.810% due 06/01/2035 •	24	24
6.825% due 03/01/2036 •	70	72
6.842% due 01/01/2036 •	4	4
6.848% due 12/01/2027 •	20	20
6.850% due 12/01/2026 •	1	1
6.852% due 10/01/2035 •	62	63
6.912% due 02/01/2036 •	46	47
6.925% due 09/01/2034 •	29	29
6.944% due 11/01/2035 •	120	123
6.952% due 11/01/2034 •	85	87
6.971% due 02/01/2036 •	26	27

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.974% due 05/01/2035 •	$5	$5
7.000% due 03/01/2031 - 02/01/2036	197	200
7.000% due 04/01/2035 •	90	92
7.016% due 09/01/2037 •	4	5
7.220% due 09/01/2035 •	178	182
7.258% due 09/01/2035 •	39	40
7.265% due 09/01/2035 •	110	112
7.282% due 11/01/2035 •	72	73
7.500% due 08/01/2026 - 09/01/2030	3	3
8.000% due 06/01/2026 - 08/01/2032	640	660
8.500% due 08/01/2026 - 09/01/2031	156	159

Federal National Mortgage Association Grantor Trust
6.000% due 01/25/2044	82	85
6.500% due 07/25/2042	18	19
7.000% due 12/25/2041	1	1
7.500% due 10/25/2040 - 07/25/2041	29	29
7.500% due 06/19/2041 ~	6	6

Federal National Mortgage Association REMICS
0.000% due 02/25/2033 - 11/25/2040 •	337	305
0.000% due 03/25/2036 (b)(g)	516	476
1.549% due 03/25/2036 ~(a)	4,201	240
1.599% due 02/25/2037 •(a)	6	0
1.629% due 06/25/2037 •(a)	38	3
1.679% due 12/25/2042 •(a)	741	85
1.737% due 05/25/2044 ~(a)	3,642	246
1.764% due 06/25/2055 ~(a)	3,472	232
1.779% due 05/25/2037 - 01/25/2040 •(a)	358	27
1.829% due 08/25/2042 •(a)	4,805	737
1.861% due 12/25/2038 ~(a)	3,919	302
1.909% due 03/25/2037 •(a)	18	2
2.079% due 07/25/2036 •(a)	192	19
2.129% due 12/25/2036 •(a)	21	2
2.169% due 12/25/2036 •(a)	66	8
2.179% due 07/25/2037 •(a)	44	5
2.289% due 05/25/2037 •(a)	17	2
2.367% due 10/25/2043 •	12,919	12,643
3.000% due 08/25/2040 - 10/25/2040	24,957	24,027
3.500% due 08/25/2042	12,648	11,992
4.000% due 07/25/2040	181	181
4.500% due 01/25/2035 - 09/25/2041	66,876	66,451
4.523% due 07/25/2037 •	31	30
4.583% due 03/25/2034 •	3	3
4.593% due 03/25/2036 •	220	217
4.613% due 08/25/2034 •	3	3
4.721% due 04/25/2036 - 05/25/2037 •	378	374
4.771% due 01/25/2033 - 05/25/2048 •	12,159	11,814
4.791% due 11/25/2036 - 06/25/2037 •	116	115
4.821% due 05/25/2034 - 04/25/2043 •	608	603
4.831% due 03/25/2037 •	3	3
4.841% due 01/25/2037 •	154	153
4.851% due 07/25/2037 •	148	147
4.871% due 06/25/2029 - 06/25/2047 •	17,355	17,027
4.881% due 09/25/2035 •	10	10
4.901% due 04/18/2028 - 11/25/2040 •	1,280	1,272
4.911% due 06/25/2036 •	104	104
4.921% due 10/25/2030 - 04/25/2047 •	23,432	22,927
4.931% due 07/25/2036 •	303	302
4.951% due 10/18/2030 •	41	41
4.971% due 08/25/2030 - 12/25/2049 •	24,838	24,449
4.991% due 10/25/2040 •	12	12
5.000% due 09/18/2027 - 04/25/2035	204	207
5.000% due 04/25/2043 •	749	711

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.021% due 09/25/2041 •	$254	$253
5.051% due 12/18/2031 - 08/25/2037 •	1,507	1,504
5.071% due 06/25/2030 - 07/25/2034 •	459	460
5.121% due 03/25/2040 •	286	286
5.141% due 03/25/2038 •	20	20
5.145% due 01/25/2051 •	20,045	20,091
5.191% due 06/25/2037 •	49	49
5.221% due 04/25/2031 - 11/25/2039 •	199	198
5.245% due 12/25/2050 •	6,003	5,990
5.256% due 09/25/2054 •	23,218	23,251
5.291% due 02/25/2038 •	63	64
5.306% due 01/25/2055 •	9,483	9,523
5.371% due 04/25/2032 - 11/25/2033 •	397	401
5.500% due 08/25/2035	14	15
5.556% due 12/25/2053 - 02/25/2055 •	43,327	43,560
5.606% due 02/25/2055 •	29,050	29,235
5.750% due 12/20/2027	19	19
6.000% due 05/17/2027 - 04/25/2043	2,290	2,382
6.373% due 05/25/2035 ~	755	772
6.500% due 07/18/2027 - 12/25/2033	1,888	1,956
7.000% due 12/18/2026 - 01/25/2048	134	137
7.500% due 08/20/2027 - 09/20/2027	16	17
8.000% due 07/18/2027	1	1
8.500% due 02/17/2027	5	5

Federal National Mortgage Association REMICS Trust
2.129% due 06/25/2037 •(a)	112	6
4.721% due 12/25/2042 ~	3,316	3,332
5.089% due 10/25/2042 ~	2,531	2,561
5.750% due 08/25/2034	221	229
6.000% due 10/25/2044	104	108
6.250% due 02/25/2029	38	38
6.500% due 06/25/2028 - 07/25/2043	45	48
6.652% due 08/25/2037 ~	16	16
7.500% due 02/25/2029	7	7

Federal National Mortgage Association Trust
4.821% due 05/25/2042 - 03/25/2044 •	363	362
6.500% due 06/25/2044	577	590
7.000% due 12/25/2045	10	10

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	192,264	11,201

FHLMC-GNMA
7.500% due 09/20/2026 - 06/20/2027	59	60

Government National Mortgage Association
2.500% due 03/15/2043 - 04/20/2052	50,796	43,785
3.000% due 07/20/2046 - 08/20/2052	234,906	209,855
3.500% due 10/15/2041 - 07/20/2055	790,776	722,642
4.000% due 01/15/2048 - 09/20/2055	79,569	75,283
4.500% due 08/15/2033 - 11/20/2049	53,126	52,556
4.625% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	21	22
4.625% due 07/20/2027 - 07/20/2034 •	270	272
4.750% (H15T1Y + 1.500%) due 10/20/2025 - 10/20/2026 ~	9	8
4.750% due 11/20/2026 - 10/20/2033 •	313	313
4.920% due 02/20/2060 •	1,013	1,020
5.000% (H15T1Y + 1.500%) due 12/20/2025 - 07/20/2026 ~	6	6
5.000% due 10/20/2026 - 08/20/2030 •	117	118
5.000% due 07/15/2033 - 06/20/2050	2,597	2,645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% (H15T1Y + 1.500%) due 01/20/2026 - 06/20/2026 ~	$34	$32
5.625% due 01/20/2027 - 06/20/2041 •	1,493	1,508
6.000% due 04/15/2028 - 12/20/2041	383	401
6.500% due 04/15/2026 - 09/20/2038	37	39
7.000% due 10/20/2025 - 10/15/2034	63	64
7.500% due 11/20/2025 - 02/15/2035	32	33
8.000% due 11/15/2026 - 10/20/2031	62	63
8.500% due 06/15/2026 - 04/15/2031	39	40
9.000% due 07/15/2030 - 11/15/2030	16	17

Government National Mortgage Association REMICS
4.000% due 05/20/2041	2,842	2,767
4.000% due 02/20/2044 (a)	8,278	904
4.470% due 08/20/2045 •	1,965	1,910
4.500% due 04/20/2063 - 05/20/2063 •	472	471
4.650% due 11/20/2037 •	98	97
4.700% due 07/20/2049 •	1,355	1,321
4.745% due 05/20/2047 •	452	436
4.750% due 07/20/2035	320	318
4.816% due 11/20/2068 •	338	338
4.889% due 09/20/2052 - 01/20/2072 •	60,028	59,269
4.892% due 04/20/2065 •	5	5
4.896% due 05/20/2065 •	557	557
4.902% due 06/20/2065 •	2,680	2,680
4.912% due 09/20/2065 •	3,552	3,552
4.926% due 02/20/2067 •	1,614	1,614
4.936% due 06/20/2067 •	733	733
4.966% due 01/20/2061 - 07/20/2063 •	648	649
5.016% due 05/20/2065 •	1,246	1,245
5.036% due 04/20/2062 - 06/20/2065 •	2,196	2,195
5.039% due 02/20/2074 •	13,839	13,834
5.046% due 06/20/2065 •	1,489	1,489
5.066% due 03/20/2062 - 09/20/2065 •	5,145	5,147
5.086% due 08/20/2065 •	10,992	10,997
5.109% due 02/20/2060 •	116	116
5.126% due 12/20/2065 •	5,878	5,884
5.166% due 04/20/2070 •	18,940	18,891
5.189% due 01/20/2073 •	11,963	11,992
5.216% due 12/20/2065 - 10/20/2066 •	9,583	9,603
5.227% due 06/20/2067 •	6,215	6,297
5.259% due 02/20/2073 •	54,919	55,177
5.269% due 02/20/2073 - 03/20/2073 •	83,205	83,663
5.289% due 01/20/2073 •	76,104	76,452
5.316% due 04/20/2066 - 11/20/2066 •	7,910	7,947
5.359% due 08/20/2073 •	15,859	16,014
5.386% due 07/20/2065 •	353	355
5.409% due 12/20/2072 •	71,370	72,221
5.466% due 01/20/2066 - 03/20/2066 •	11,580	11,640
5.489% due 06/20/2073 - 11/20/2073 •	90,345	91,752
5.500% due 03/16/2034	317	316
5.516% due 02/20/2066 •	7,237	7,274
5.529% due 11/20/2072 •	77,966	79,293
5.592% due 04/20/2067 •	3,253	3,294
5.616% due 03/20/2066 •	3,023	3,044
5.656% due 11/20/2067 •	1,680	1,702
5.739% due 07/20/2055 •	9,954	9,996
6.000% due 08/20/2033	104	104

Government National Mortgage Association, TBA
2.000% due 11/01/2055	180,700	149,427
2.500% due 10/01/2055 - 11/01/2055	457,450	393,921
3.000% due 11/01/2055	516,400	461,068

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 11/01/2055	$26,000	$23,704
4.000% due 10/01/2055 - 11/01/2055	467,740	439,806
4.500% due 10/01/2055 - 11/01/2055	410,100	397,571
5.000% due 10/01/2055 - 11/01/2055	644,491	640,436
5.500% due 10/01/2055 - 11/01/2055	262,100	263,975
6.000% due 10/01/2055 - 11/01/2055	369,540	375,877

U.S. Small Business Administration
5.310% due 05/01/2027	4	4
5.320% due 04/01/2027	5	5
5.510% due 11/01/2027	12	12
5.600% due 09/01/2028	34	34
5.780% due 08/01/2027	1	1
5.820% due 07/01/2027	45	45
5.870% due 07/01/2028	14	14
6.020% due 08/01/2028	12	13
6.070% due 07/01/2026	5	5

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2055 - 11/01/2055	2,382,585	2,093,226
4.000% due 10/01/2055 - 11/01/2055	17,981	16,945
4.500% due 10/01/2040 - 11/01/2055	2,334,265	2,263,587
5.000% due 10/01/2055 - 12/01/2055	2,238,555	2,218,804
5.500% due 11/01/2055	707,015	712,425
6.000% due 10/01/2055 - 11/01/2055	2,560,181	2,615,149
6.500% due 11/01/2055	264,492	273,518

Vendee Mortgage Trust
6.281% due 01/15/2030 ~	159	163

Total U.S. Government Agencies (Cost $20,176,473)		20,061,302

U.S. TREASURY OBLIGATIONS 16.7%

U.S. Treasury Bonds
1.375% due 11/15/2040 (r)	1,573,055	1,026,941
1.375% due 08/15/2050	268,199	134,932
1.625% due 11/15/2050 (p)	83,160	44,643
1.750% due 08/15/2041	331,100	224,754
1.875% due 02/15/2041	568,475	399,876
1.875% due 02/15/2051	562,018	321,151
1.875% due 11/15/2051	116,025	65,658
2.000% due 02/15/2050 (p)	230,544	137,917
2.000% due 08/15/2051	246,896	144,709
2.250% due 05/15/2041 (p)(r)	196,500	145,679
2.250% due 08/15/2049	664,313	424,174
2.375% due 11/15/2049 (p)	434,019	284,096
2.375% due 05/15/2051	101,271	65,177
2.750% due 11/15/2042	420,200	325,573
2.875% due 05/15/2043	252,260	197,709
2.875% due 08/15/2045	321,230	244,179
2.875% due 05/15/2049 (p)	361,384	263,725
3.000% due 05/15/2042 (p)	23,200	18,829
3.000% due 11/15/2044 (p)(r)	56,000	43,831
3.000% due 05/15/2045	477,650	371,858
3.000% due 11/15/2045 (p)(r)	80,700	62,514
3.000% due 02/15/2048 (p)(r)	116,800	88,225
3.000% due 08/15/2048	178,291	134,094
3.000% due 02/15/2049 (p)	149,150	111,708
3.125% due 02/15/2043 (p)(r)	79,700	65,077
3.125% due 08/15/2044 (p)(r)	140,275	112,357
3.125% due 05/15/2048 (p)(r)	154,300	119,022
3.250% due 05/15/2042	219,616	184,580
3.375% due 11/15/2048 (p)(r)	103,100	82,851
3.625% due 08/15/2043 (p)(r)	43,200	37,706
4.250% due 08/15/2054	117,500	108,504
4.500% due 11/15/2054 (p)(r)	64,200	61,833
4.625% due 05/15/2044 (p)(r)	24,700	24,525
4.875% due 08/15/2045	273,100	279,223

U.S. Treasury Inflation Protected Securities (h)
0.125% due 02/15/2051	682,450	378,988
0.125% due 02/15/2052	88,888	48,231

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 02/15/2050	$144,871	$85,800
0.625% due 02/15/2043	843	641
0.750% due 02/15/2045	190,404	142,125
0.875% due 02/15/2047	109,599	81,018
1.000% due 02/15/2046	86,434	66,718
1.000% due 02/15/2049	11,168	8,249
1.375% due 02/15/2044	15,940	13,644
1.500% due 02/15/2053	211,509	169,459
2.125% due 02/15/2054	142,291	131,487
2.375% due 02/15/2055	29,476	28,806

U.S. Treasury STRIPS
0.000% due 02/15/2041 (a)	26,600	12,857
0.000% due 05/15/2041 (a)	25,400	12,117
0.000% due 08/15/2041 (a)	26,300	12,350
0.000% due 11/15/2041 (a)	27,800	12,875
0.000% due 08/15/2042 (a)	96,900	42,903

Total U.S. Treasury Obligations (Cost $9,316,147)		7,605,898

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.2%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	22,000	21,244

225 Liberty Street Trust
3.597% due 02/10/2036	31,607	30,988

Adjustable Rate Mortgage Trust
3.768% due 09/25/2035 ~	819	704
3.951% due 01/25/2036 ~	190	169
4.512% due 08/25/2036 •	10,259	3,469
4.755% due 10/25/2035 ~	226	211
4.783% due 11/25/2035 ~	125	87
4.812% due 11/25/2035 •	7	6
5.422% due 03/25/2035 •	2,248	1,976
5.429% due 03/25/2036 ~	110	54
5.450% due 09/25/2035 ~	39	34
5.909% due 01/25/2036 ~	858	599
6.625% due 11/25/2035 ~	46	44
6.662% due 07/25/2035 ~	183	178
6.972% due 08/25/2035 ~	119	118
9.125% due 07/25/2035 ~	4	4

American Home Mortgage Assets Trust
3.487% due 11/25/2035 ~	1,888	1,258

American Home Mortgage Investment Trust
4.632% due 12/25/2046 •	404	344
6.195% due 12/25/2035 •	1,194	409
6.195% due 11/25/2045 •	2,700	1,008

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	7,800	7,293

Ashford Hospitality Trust
5.223% due 04/15/2035 •	3,241	3,240

BAMLL
4.160% due 05/25/2056 ~	292,533	280,669

BAMLL Commercial Mortgage Securities Trust
0.000% due 10/15/2027 «	547	12
2.627% due 01/15/2032	4,200	3,720
2.847% due 04/20/2042 ~	36,960	29,981
3.819% due 07/14/2037	5,000	4,847
4.227% due 08/10/2038 ~	5,681	5,543
7.617% due 10/15/2027 «~(l)	49,980	45,512
7.688% due 10/15/2027 «~	78,335	78,394

Banc of America Alternative Loan Trust
6.000% due 11/25/2035	195	172
6.000% due 07/25/2046	543	475

Banc of America Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «~	34,278	33,236
3.110% due 08/25/2052 «~	12,000	10,621

Banc of America Commercial Mortgage Trust
3.705% due 09/15/2048	1,952	1,948

Banc of America Funding Trust
2.371% due 03/20/2036 ~	75	71
3.501% due 10/20/2046 ~	773	664
4.372% due 04/25/2037 •	103	88
4.376% due 10/20/2046 ~	770	647
4.462% due 03/20/2036 ~	64	56
4.498% due 09/20/2047 ~	1,220	1,063
4.630% due 10/20/2036 •	4,954	3,853

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.630% due 12/20/2046 •		$545	$487
4.692% due 04/25/2037 •		895	756
4.780% due 02/20/2036 ~		838	757
4.830% due 05/20/2035 •		206	194
4.835% due 09/20/2046 ~		613	554
4.971% due 01/20/2047 ~		21	18
5.072% due 05/25/2037 •		1,874	1,608
5.264% due 05/20/2036 ~		252	217
5.334% due 05/25/2035 ~		8	8
5.500% due 09/25/2034		758	735
5.563% due 04/20/2036 ~		772	692
5.750% due 10/25/2035		686	575
5.750% due 09/25/2036		375	351
6.000% due 09/25/2036		1,168	1,171
6.000% due 09/25/2036 •		61	53
6.000% due 03/25/2037		2,748	2,183
6.000% due 08/25/2037		2,269	1,881
6.122% due 11/20/2034 ~		883	871
6.253% due 10/25/2036 þ		186	166
6.337% due 01/25/2037 þ		189	177
6.388% due 04/25/2037 þ		616	531
6.619% due 09/20/2034 ~		14	13

Banc of America Mortgage Trust
5.111% due 02/25/2035 ~		203	199
5.242% due 08/25/2035 ~		1,006	960
5.430% due 07/25/2035 ~		594	501
5.487% due 07/25/2035 ~		110	105
5.500% due 05/25/2037		165	120
5.533% due 11/25/2035 ~		108	97
5.669% due 01/25/2036 ~		495	453
5.841% due 07/25/2034 ~		20	19
6.000% due 07/25/2046 •		267	237
6.457% due 05/25/2034 ~		51	49
6.669% due 09/25/2033 ~		137	132
6.939% due 02/25/2035 ~		144	141
7.022% due 05/25/2033 ~		1	1

Banc of America Re-REMICS Trust
4.232% due 11/15/2046 ~		87,656	86,849
4.232% due 08/15/2053 ~		35,100	31,115

Bank
2.403% due 03/15/2063		54,030	49,296
2.649% due 01/15/2063		76,897	71,013
2.920% due 12/15/2052		26,900	25,380
3.071% due 08/15/2061		2,509	2,463
3.183% due 08/15/2061		25,500	24,113
3.488% due 11/15/2050		6,400	6,226
3.504% due 03/15/2064 ~		38,300	35,722
4.005% due 02/15/2052		17,268	17,066

Bank of America Mortgage Trust
5.750% due 07/20/2032 ~		9	8

Barclays Mortgage Loan Trust
0.000% due 03/25/2064 ~		1	1
0.000% due 10/01/2075 «		11	11
7.591% due 03/25/2064 ~		35,067	36,184
7.645% due 10/01/2075 «		59,063	60,838

Barrow Funding PLC
0.000% due 11/16/2062 (g)	GBP	12,152	12,426
4.987% due 11/16/2062 •		145,029	195,336
5.887% due 11/16/2062 •		14,894	20,272
6.387% due 11/16/2062 •		7,434	10,097
7.187% due 11/16/2062 •		4,964	6,756
8.487% due 11/16/2062 •		2,494	3,398
9.987% due 11/16/2062 •		2,470	3,364

Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		$34,821	30,197

Bayview Opportunity Master Fund VI Trust
5.000% due 10/25/2051 •		384	357

BBCMS Mortgage Trust
2.595% due 02/15/2053		2,626	2,545
2.639% due 02/15/2053		8,250	7,650
4.314% due 12/15/2051		7,000	7,008
4.600% due 06/15/2055 ~		5,000	4,962

BBCMS Trust
5.448% due 07/15/2037 •		10,923	10,675

BCAP LLC Trust
2.243% due 08/26/2036 ~		5,989	4,008
3.834% due 07/26/2036 ~		320	285
4.480% due 03/26/2037 þ		2,385	2,378

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.692% due 05/25/2047 •	$25	$24
4.765% due 03/26/2037 ~	1,019	840
4.877% due 05/25/2047 •	3,018	2,769
5.135% due 01/26/2047 •	1,994	1,972
5.250% due 06/26/2036	28,740	9,903
5.250% due 04/26/2037	9,402	5,239
5.250% due 04/26/2037 ~	2,434	2,188
5.250% due 06/26/2037	628	558
5.500% due 11/25/2034	1,197	1,046
5.839% due 05/26/2036 ~	1,614	984
6.000% due 10/26/2037 ~	1,186	802

Bear Stearns ALT-A Trust
3.250% due 02/25/2034 ~	10	9
4.058% due 03/25/2036 ~	2,899	2,364
4.093% due 03/25/2036 ~	1,293	1,034
4.126% due 08/25/2036 ~	3,038	2,022
4.164% due 08/25/2036 ~	35	16
4.167% due 11/25/2036 ~	2,623	1,184
4.217% due 11/25/2035 ~	2,074	1,115
4.281% due 04/25/2035 ~	1	1
4.467% due 09/25/2034 ~	79	71
4.467% due 11/25/2036 ~	511	291
4.475% due 11/25/2036 ~	1,384	705
4.511% due 02/25/2036 ~	400	283
4.592% due 02/25/2034 •	474	449
4.592% due 08/25/2036 •	4,141	3,568
4.592% due 01/25/2047 •	1,468	1,275
4.612% due 08/25/2036 •	8,026	7,262
4.672% due 02/25/2034 •	7	6
4.693% due 03/25/2036 ~	5,348	3,059
4.714% due 05/25/2036 ~	3,714	1,767
4.752% due 02/25/2036 •	478	455
4.826% due 05/25/2036 ~	3,305	1,344
4.838% due 09/25/2035 ~	8,934	4,885
4.888% due 07/25/2035 ~	4,109	2,753
4.945% due 02/25/2034 ~	398	379
5.170% due 01/25/2036 ~	2,013	1,920
5.247% due 01/25/2035 ~	1,257	1,152
5.425% due 05/25/2035 ~	10,437	10,007
5.648% due 12/25/2046 ~	142	99
5.842% due 08/25/2034 ~	11	11
6.139% due 12/25/2033 ~	199	193
6.352% due 05/25/2035 ~	32	32

Bear Stearns ARM Trust
0.000% due 10/25/2034 ~	5	4
4.000% due 05/25/2034 ~	1	1
4.057% due 09/25/2034 ~	196	179
4.208% due 05/25/2047 ~	4,580	4,125
4.247% due 06/25/2047 ~	7,178	6,323
4.475% due 02/25/2036 ~	1,776	1,640
4.604% due 02/25/2036 ~	30	27
4.807% due 03/25/2035 ~	641	590
4.812% due 11/25/2030 ~	305	303
4.839% due 07/25/2034 ~	45	42
4.928% due 08/25/2035 ~	1,155	1,082
5.033% due 08/25/2033 ~	3	3
5.125% due 01/25/2035 ~	118	106
5.278% due 04/25/2034 ~	325	291
5.302% due 01/25/2035 ~	17	17
5.380% due 07/25/2034 ~	22	22
5.391% due 11/25/2034 ~	605	557
5.719% due 02/25/2047 ~	980	847
5.777% due 02/25/2034 ~	146	137
5.923% due 01/25/2034 ~	465	447
6.142% due 10/25/2035 ~	4,233	4,226
6.233% due 06/25/2035 ~	14	14
6.420% due 10/25/2035 •	1,859	1,780
6.500% due 01/25/2034 ~	5	5
6.513% due 01/25/2034 ~	314	314
6.530% due 02/25/2036 •	576	556
6.575% due 04/25/2033 ~	7	7
6.625% due 04/25/2033 ~	85	86
6.643% due 05/25/2033 ~	123	118

Bear Stearns Mortgage Funding Trust
4.432% due 12/25/2046 •	10,308	9,323

Bear Stearns Structured Products, Inc. Trust
3.965% due 12/26/2046 ~	849	679
4.972% due 01/26/2036 ~	645	457

Bella Vista Mortgage Trust
4.748% due 05/20/2045 •	6	4

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Benchmark Mortgage Trust
2.700% due 02/15/2053	$8,459	$8,190
3.458% due 03/15/2055	34,330	31,818
4.016% due 03/15/2052	32,609	32,005
4.232% due 01/15/2052	36,036	35,607
4.591% due 05/15/2055 ~	36,500	35,786

BFLD Trust
5.415% due 10/15/2035 •	14,300	11,133

BIG Commercial Mortgage Trust
5.492% due 02/15/2039 •	7,112	7,094

BINOM Securitization Trust
4.441% due 08/25/2057 ~	10,747	10,480

BSREP Commercial Mortgage Trust
5.215% due 08/15/2038 •	4,853	4,617

BWAY Mortgage Trust
5.515% due 09/15/2036 •	4,740	4,596

BX Commercial Mortgage Trust
4.994% due 10/15/2036 •	11,068	11,060

BX Trust
3.202% due 12/09/2041	3,681	3,482
4.899% due 04/15/2039 •	19,390	19,366
4.964% due 01/15/2034 •	364	364

Cantor Commercial Real Estate Lending
2.874% due 11/15/2052	7,900	7,433

CD Mortgage Trust
3.431% due 08/15/2050	5,207	5,117

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	12,305	11,188

Chase Mortgage Finance Trust
4.164% due 09/25/2036 ~	157	141
4.222% due 03/25/2037 ~	47	44
4.435% due 01/25/2036 ~	2,425	2,185
4.511% due 12/25/2035 ~	613	534
4.838% due 12/25/2035 ~	4,687	4,457
5.007% due 03/25/2037 ~	1,291	1,252
5.277% due 09/25/2036 ~	19	17
5.500% due 03/25/2037	20	1
5.658% due 02/25/2037 ~	540	540
5.769% due 02/25/2037 ~	97	96
5.894% due 02/25/2037 ~	3	3
6.000% due 11/25/2036	1,054	442
6.000% due 02/25/2037	547	210
6.000% due 03/25/2037	499	263
6.019% due 02/25/2037 ~	67	66
6.522% due 02/25/2037 ~	4	4

ChaseFlex Trust
4.772% due 06/25/2035 •	1,297	549
5.000% due 07/25/2037	1,040	339
6.000% due 02/25/2037	1,260	414

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.262% due 08/25/2037 þ	488	416
4.572% due 08/25/2037 •	2,673	2,360
4.952% due 08/25/2037 •	2,733	2,444

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.422% due 01/25/2036 •	169	162
4.452% due 05/25/2036 •	259	249
4.452% due 07/25/2036 •	158	149
4.522% due 08/25/2035 •	86	84

CHL Mortgage Pass-Through Trust
3.649% due 04/25/2035 ~	38	29
4.032% due 05/20/2036 ~	537	501
4.228% due 03/25/2037 ~	187	160
4.327% due 02/25/2047 ~	236	216
4.457% due 11/25/2037 ~	1,319	1,187
4.485% due 05/20/2036 ~	4,221	3,839
4.500% due 09/25/2035	258	227
4.513% due 10/25/2035 ~	1,030	828
4.593% due 09/25/2047 ~	560	503
4.651% due 06/20/2034 ~	96	91
4.812% due 03/25/2035 •	132	124
4.819% due 11/20/2034 ~	409	392
4.852% due 04/25/2035 •	10	10
4.912% due 03/25/2035 •	67	66
4.932% due 02/25/2035 •	296	280
4.952% due 02/25/2035 •	66	61
4.952% due 03/25/2036 •	6	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.964% due 07/25/2034 ~	$247	$236
4.972% due 02/25/2036 •	6	3
5.000% due 09/25/2035	14	8
5.032% due 09/25/2034 •	13	13
5.097% due 11/25/2034 ~	981	946
5.113% due 04/25/2046 •	5,313	1,461
5.452% due 11/20/2034 ~	50	48
5.500% due 01/25/2035	145	148
5.500% due 09/25/2035	251	248
5.500% due 10/25/2035	1,130	600
5.500% due 11/25/2035	478	232
5.586% due 04/20/2035 ~	63	60
5.594% due 12/19/2033 ~	6	6
5.750% due 12/25/2035	963	451
5.750% due 02/25/2037	810	346
5.750% due 07/25/2037	354	165
6.000% due 05/25/2036	1,195	534
6.000% due 07/25/2036	2,589	1,240
6.000% due 12/25/2036	83	37
6.000% due 02/25/2037	2,380	1,978
6.000% due 07/25/2037	539	234
6.000% due 09/25/2037	247	122
6.224% due 02/20/2036 •	1,327	1,153
6.248% due 02/20/2036 •	8	7
6.250% due 07/19/2031 ~	7	7
6.250% due 09/25/2036	728	317
6.250% due 02/25/2038	793	342
6.305% due 06/19/2031 ~	14	14
6.312% due 10/25/2033 •	394	203
6.449% due 02/20/2036 •	29	27
6.507% due 08/25/2034 ~	250	235
6.741% due 02/25/2034 ~	2	2
6.804% due 07/20/2034 ~	59	58

CHL Reperforming Loan Trust REMICS
4.612% due 06/25/2035 •	428	414
4.757% due 01/25/2034 ~	170	154
6.500% due 11/25/2034	114	111
7.500% due 11/25/2034	36	36
7.500% due 06/25/2035	124	127

Citicorp Mortgage Securities Trust
6.000% due 08/25/2036	200	185
6.000% due 04/25/2037	3,131	3,009

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	17,500	17,369
4.742% due 05/15/2054 ~	36,400	36,333

Citigroup Mortgage Loan Trust
0.000% due 10/01/2075 «	279	279
3.650% due 10/01/2075 «(c)	97,998	84,345

Citigroup Mortgage Loan Trust, Inc.
0.000% due 10/25/2054 ~	22,341	23,476
0.000% due 02/25/2058 ~(a)	20,810	1
0.000% due 02/25/2058 ~	31	10
0.000% due 02/25/2063 ~	341,904	280,754
0.000% due 09/25/2064 ~	144,039	122,915
0.110% due 02/25/2058 ~(a)	15,282	80
0.450% due 02/25/2058 ~(a)	15,282	226
3.081% due 02/25/2058 ~	14,109	11,296
4.112% due 10/25/2046 ~	864	765
4.244% due 12/25/2035 ~	792	486
4.342% due 01/25/2037 •	148	132
4.408% due 09/25/2064 ~	27,057	23,219
4.469% due 05/25/2035 ~	176	170
4.765% due 03/25/2037 ~	697	609
4.822% due 04/25/2037 ~	583	522
5.072% due 08/25/2035 •	184	179
5.094% due 07/25/2046 ~	1,491	1,420
5.260% due 08/25/2035 ~	1,194	1,059
5.482% due 08/25/2035 ~	1,700	1,623
5.500% due 11/25/2035	376	381
5.840% due 09/25/2035 •	43	43
6.250% due 11/25/2037 ~	2,335	935
6.480% due 10/25/2035 •	1,838	1,919
6.743% due 02/25/2034 ~	37	37

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.892% due 09/25/2035 ~	5,143	4,568

CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	170	158
6.000% due 06/25/2037	366	322

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CLNY Trust
5.717% due 11/15/2038 •	$1,256	$1,242

COMM Mortgage Trust
2.950% due 08/15/2057	7,700	7,282
3.091% due 10/10/2049	10,964	10,797
3.510% due 09/10/2050	19,203	18,824
3.545% due 02/10/2036	32,000	31,672
4.228% due 05/10/2051	45,152	44,516

Community Program Loan Trust
4.500% due 04/01/2029	24	24

Countrywide Alternative Loan Trust
4.440% due 09/20/2046 •	379	391
4.472% due 04/25/2047 •	2,850	2,825
4.622% due 05/25/2036 •	2,011	759
4.622% due 08/25/2036 •	924	361
4.622% due 05/25/2037 •	115	35
4.625% due 10/25/2035 ~	59	46
4.632% due 11/25/2036 •	2,581	3,492
4.652% due 07/25/2046 •	303	335
4.652% due 09/25/2046 •	3,340	3,269
4.692% due 05/25/2035 •	40	39
4.692% due 07/25/2046 •	91	83
4.710% due 07/20/2035 •	12	12
4.753% due 02/25/2037 ~	4,677	4,145
4.772% due 04/25/2036 •	5,124	1,729
4.772% due 09/25/2046 •	902	742
4.772% due 10/25/2046 •	62	49
4.792% due 12/25/2035 •	327	304
4.792% due 07/25/2036 •	9,896	8,730
4.792% due 07/25/2046 •	414	302
4.812% due 01/25/2036 •	201	186
4.822% due 08/25/2034 •	7	7
4.822% due 10/25/2036 •	1,560	698
4.832% due 12/25/2035 •	13	12
4.850% due 11/20/2035 •	5	5
4.852% due 06/25/2034 •	708	694
4.852% due 02/25/2036 •	822	765
4.856% due 11/25/2035 ~	308	289
4.932% due 09/25/2035 •	118	86
4.952% due 10/25/2035 •	1,026	575
4.972% due 10/25/2035 •	530	341
5.072% due 12/25/2035 •	625	530
5.153% due 12/25/2035 •	126	108
5.153% due 02/25/2036 •	188	173
5.250% due 06/25/2035	196	144
5.372% due 02/25/2036 •	1,638	1,270
5.500% due 07/25/2035	1,038	521
5.500% due 11/25/2035	3,620	1,984
5.500% due 12/25/2035	774	462
5.500% due 02/25/2036	776	439
5.533% due 11/25/2047 •	1,620	1,451
5.572% due 10/25/2035 •	6,848	4,679
5.633% due 01/25/2036 •	16	15
5.750% due 03/25/2037 •	476	243
5.750% due 07/25/2037	91	52
5.812% due 11/25/2035 •	130	119
5.847% due 06/25/2034 •	3,568	3,940
6.000% due 10/25/2033	143	147
6.000% due 03/25/2035	130	58
6.000% due 04/25/2036	777	335
6.000% due 05/25/2036	840	385
6.000% due 06/25/2036	6,682	3,576
6.000% due 08/25/2036 •	752	423
6.000% due 08/25/2036	1,537	855
6.000% due 11/25/2036	42	21
6.000% due 02/25/2037	5,017	1,946
6.000% due 03/25/2037	1,131	375
6.000% due 04/25/2037	2,584	1,150
6.000% due 05/25/2037	240	110
6.000% due 08/25/2037	4,283	2,518
6.250% due 12/25/2033	9	10
6.250% due 11/25/2036	288	211
6.250% due 08/25/2037	1,659	755
6.500% due 05/25/2036	1,692	762
6.500% due 09/25/2036	615	316
6.500% due 08/25/2037	6,422	2,691
6.500% due 09/25/2037	1,388	488
8.051% due 07/25/2035 •	386	350

Countrywide Alternative Loan Trust Resecuritization
3.948% due 08/25/2037 ~	995	434

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/25/2036	$739	$405
6.000% due 08/25/2037 ~	977	449

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
5.063% due 03/25/2032 ~	111	107
5.422% due 09/25/2034 •	196	378
5.500% due 09/25/2035	1,936	1,322
7.500% due 05/25/2032	28	29
7.500% due 12/25/2032	1	1

Cross Mortgage Trust
6.615% due 03/25/2068 þ	5,181	5,226

CRSNT Trust
5.094% due 04/15/2036 •	39,401	39,141

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	1,250	191
6.220% due 09/25/2036 þ	1,571	435
6.672% due 06/25/2036 þ	1,238	291

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	5,955	5,749
3.903% due 03/15/2052	1,332	1,328

CSFB Mortgage-Backed Pass-Through Certificates
5.183% due 05/25/2034 ~	245	247
5.500% due 10/25/2035	399	147
6.000% due 11/25/2035	12	9
6.164% due 10/25/2033 ~	25	24

CSMC Mortgage-Backed Trust
5.837% due 04/25/2037 ~	15,548	3,825
5.863% due 02/25/2037 ~	2,559	565
6.000% due 07/25/2036	779	353
6.000% due 04/25/2037	821	245
6.079% due 04/25/2037 þ	884	246
7.000% due 08/25/2037 ~	4,545	2,145

CSMC Trust
0.000% due 02/25/2056 (g)	59	58
0.000% due 02/25/2056 ~	213,295	195,835
0.000% due 07/25/2057 (g)	110	107
0.000% due 01/25/2058 (g)	102	99
0.000% due 04/25/2058 (a)	7	7
2.680% due 07/25/2057 ~	201,522	182,987
2.750% due 07/25/2057 ~	873	855
2.843% due 07/25/2057 ~	9,048	6,910
3.000% due 11/25/2056 ~	26,431	22,954
3.051% due 02/25/2056 ~	126,973	71,842
3.145% due 07/25/2057 ~	109,316	61,287
3.431% due 11/10/2032	2,200	1,761
3.500% due 04/26/2038 ~	131	128
3.552% due 01/25/2058 ~	89,220	73,523
3.843% due 04/28/2037 ~	1,955	1,824
4.197% due 07/27/2037 ~	5,884	5,418
4.729% due 04/25/2058 ~	151,271	140,662
5.194% due 07/15/2032 •	148	148
5.665% due 07/15/2038 •	4,800	4,373
6.115% due 10/15/2037 •	6,800	6,733
6.914% due 06/01/2050 ~	245,881	245,213

CSMCM Trust
4.407% due 06/25/2048 ~	294,786	254,780

CSWF Corp.
5.332% due 06/15/2034 •	953	926

DBGS Mortgage Trust
5.660% due 10/15/2036 •	4,080	4,051

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.472% due 08/25/2037 •	87	76
4.512% due 08/25/2036 •	1,478	1,353
4.752% due 01/25/2047 •	2,888	2,548
4.932% due 02/25/2036 •	5,074	5,023
5.500% due 12/25/2035	468	397

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.372% due 10/25/2036 •	4	4
6.005% due 10/25/2036 ~	265	232
6.369% due 10/25/2036 þ	345	301
6.386% due 10/25/2036 þ	345	301
6.800% due 07/25/2036 þ	378	330

Deutsche Mortgage & Asset Receiving Corp.
3.833% due 11/27/2036 •	33	33

DOLP Trust
2.956% due 05/10/2041	56,700	50,721

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DROP Mortgage Trust
5.414% due 10/15/2043 •		$13,700	$13,322

DSLA Mortgage Loan Trust
4.428% due 04/19/2047 •		492	485
5.068% due 09/19/2044 •		27	24
5.104% due 07/19/2044 ~		7	7

Dutch Mortgage Finance BV
0.000% due 08/22/2067 ~	EUR	170	5,937
2.784% due 08/22/2067 •		83,971	98,830
3.084% due 08/22/2067 •		6,146	7,246
3.484% due 08/22/2067 •		4,302	5,083
4.134% due 08/22/2067 •		4,118	4,874
5.534% due 08/22/2067 •		2,643	3,042
6.534% due 08/22/2067 •		83	97
7.534% due 08/22/2067 •		1,844	2,121

Dutch Mortgage Warehouse Finance BV
0.000% due 07/31/2027 «~		5,712	6,574

Ellington Financial Mortgage Trust
5.522% due 01/26/2060 þ		$2,698	2,721

EMF-NL Prime BV
2.842% due 04/17/2041 •	EUR	449	526

Extended Stay America Trust
5.344% due 07/15/2038 •		$112,493	112,580

First Horizon Alternative Mortgage Securities Trust
4.601% due 08/25/2035 ~		557	460
4.640% due 03/25/2035 ~		17	9
4.642% due 02/25/2037 •		15	4
5.074% due 08/25/2034 ~		43	43
5.500% due 05/25/2035 ~		996	619
6.250% due 08/25/2037		388	132

First Horizon Mortgage Pass-Through Trust
3.515% due 10/25/2036 ~		329	260
4.542% due 02/25/2035 •		4	4
4.634% due 11/25/2037 ~		899	349
4.747% due 10/25/2035 ~		1,035	950
4.893% due 01/25/2037 ~		13	6
5.445% due 11/25/2035 ~		329	292
6.002% due 08/25/2035 ~		350	234
6.059% due 09/25/2035 ~		667	647

FNT Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		36	36

GCAT Trust
3.000% due 04/25/2052 ~		75,213	64,943

GMACM Mortgage Loan Trust
4.016% due 05/25/2035 ~		358	321
5.466% due 04/19/2036 ~		1,004	970

GreenPoint Mortgage Funding Trust
4.672% due 10/25/2046 •		243	225
4.812% due 04/25/2036 •		99	88
4.812% due 11/25/2045 •		120	114
4.952% due 10/25/2046 •		677	531

GreenPoint MTA Trust
4.712% due 06/25/2045 •		122	111

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		15,528	13,698
5.397% due 07/15/2035 •		5,590	3,801
5.447% due 11/15/2032 •		2,850	2,834

GS Mortgage Securities Trust
3.001% due 09/10/2052		10,000	9,397
3.659% due 01/10/2043 ~		1,550	1,469

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		44,313	36,870
2.500% due 09/25/2052 ~		24,585	20,409

GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)(g)		15	15
0.000% due 07/25/2064 (b)(g)		28	28
0.000% due 08/25/2065 (b)(g)		219	209
1.000% due 11/01/2075 «~		57	57
2.500% due 01/25/2052 ~		53,781	44,662
2.500% due 04/25/2052 ~		35,093	29,142
2.500% due 07/25/2059 ~		70,197	66,367
3.000% due 08/26/2052 ~		156,048	135,034
3.000% due 09/25/2052 ~		61,693	53,152
3.000% due 12/25/2052 ~		97,997	84,617
3.185% due 01/25/2064 ~		28,265	23,794
3.750% due 07/25/2061 ~		6,322	6,190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.992% due 07/25/2064 ~	$21,621	$19,507
4.440% due 08/25/2065 ~	34,821	32,050
4.950% due 11/01/2075 «	93,984	91,207
5.000% due 01/25/2052 •	7,772	7,276
5.875% due 04/25/2065 ~	59,445	61,940

GSC Capital Corp. Mortgage Trust
4.632% due 05/25/2036 •	65	62

GSMPS Mortgage Loan Trust
4.622% due 09/25/2035 •	2,612	2,247
7.500% due 06/25/2043	1,596	1,459

GSR Mortgage Loan Trust
4.162% due 03/25/2037 ~	2,280	1,113
4.290% due 11/25/2035 ~	2,925	2,554
4.292% due 04/25/2036 ~	25	15
4.317% due 05/25/2035 ~	7	5
4.431% due 04/25/2035 ~	63	55
4.572% due 07/25/2035 •	33	28
4.622% due 01/25/2034 •	1	1
4.668% due 01/25/2036 ~	32	31
4.844% due 06/25/2034 ~	81	79
4.977% due 11/25/2035 ~	2	2
5.000% due 05/25/2037	1	1
5.010% due 07/25/2035 ~	3	3
5.232% due 11/25/2035 ~	1,476	685
5.381% due 09/25/2035 ~	7	6
5.500% due 06/25/2035	635	658
5.880% due 04/25/2032 •	31	30
5.880% due 03/25/2033 •	2	2
6.000% due 03/25/2032	2	2
6.000% due 11/25/2035	8,094	2,777
6.000% due 02/25/2036	2,363	976
6.000% due 01/25/2037	457	275
6.000% due 03/25/2037	13	6
6.000% due 07/25/2037	124	79
6.250% due 09/25/2036	176	179
6.500% due 09/25/2036	2,077	902
6.591% due 05/25/2035 ~	16	16
6.902% due 04/25/2035 ~	203	205

HarborView Mortgage Loan Trust
4.304% due 06/19/2036 ~	1,815	729
4.508% due 03/19/2037 •	14,049	13,077
4.648% due 09/19/2046 •	1,232	1,087
4.658% due 06/19/2036 ~	3,402	1,603
4.688% due 05/19/2035 •	4,097	3,961
4.728% due 06/19/2035 •	346	339
4.783% due 06/19/2045 •	8,582	3,853
4.808% due 06/19/2034 •	186	171
4.815% due 07/19/2035 ~	139	104
4.848% due 04/19/2034 •	90	85
4.888% due 01/19/2035 •	600	484
4.948% due 01/19/2035 •	739	715
4.968% due 01/19/2035 •	27	25
5.048% due 11/19/2034 •	52	45
5.509% due 08/19/2036 ~	52	49
5.932% due 04/19/2034 ~	6	6
6.272% due 10/25/2037 •	499	468

Hilton USA Trust
2.828% due 11/05/2035	34,800	29,179

HomeBanc Mortgage Trust
4.792% due 01/25/2036 •	213	208
5.012% due 12/25/2034 •	463	444
5.132% due 08/25/2029 •	190	187

HSI Asset Securitization Corp. Trust
4.712% due 11/25/2035 •	7,878	7,428

Hundred Acre Wood Trust
5.000% due 10/25/2051 •	4,586	4,267

Impac CMB Trust
5.012% due 11/25/2034 •	141	140
5.052% due 10/25/2034 •	27	27
5.251% due 09/25/2034 þ	72	82

Impac Secured Assets CMN Owner Trust
6.314% due 07/25/2035 ~	259	248

IndyMac ARM Trust
5.774% due 01/25/2032 ~	56	54
6.380% due 01/25/2032 ~	23	23

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037	888	349

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDA Mortgage Loan Trust
3.644% due 08/25/2036 ~	$657	$512
5.496% due 01/25/2036 ~	1,484	1,401

IndyMac INDB Mortgage Loan Trust
4.872% due 11/25/2035 •	271	155

IndyMac INDX Mortgage Loan Trust
3.194% due 06/25/2037 ~	4,201	2,408
3.197% due 06/25/2037 ~	1,047	855
3.252% due 02/25/2035 ~	211	190
3.329% due 07/25/2037 ~	874	566
3.369% due 01/25/2036 ~	56	50
3.509% due 01/25/2035 ~	27	25
3.558% due 01/25/2036 ~	1,778	1,600
3.567% due 05/25/2036 ~	1,284	1,016
3.656% due 10/25/2035 ~	228	183
3.686% due 08/25/2035 ~	408	304
3.691% due 04/25/2037 ~	2,774	2,494
3.764% due 04/25/2037 ~	4,447	3,941
3.817% due 03/25/2036 ~	1,163	796
3.818% due 12/25/2035 ~	1,435	1,259
4.049% due 09/25/2035 ~	4,734	3,887
4.335% due 08/25/2035 ~	13	12
4.572% due 06/25/2037 •	688	234
4.580% due 12/25/2034 ~	30	28
4.632% due 02/25/2037 •	8,258	7,875
4.672% due 11/25/2046 •	243	232
4.692% due 05/25/2046 •	41	38
4.732% due 04/25/2035 •	33	31
4.752% due 07/25/2035 •	635	589
4.912% due 07/25/2045 •	21	16
4.954% due 10/25/2034 ~	804	769
5.052% due 05/25/2034 •	1	1
5.072% due 11/25/2034 •	18	17
5.092% due 11/25/2034 •	489	443

JP Morgan Alternative Loan Trust
4.552% due 03/25/2037 •	584	501
4.647% due 12/25/2036 ~	134	132
4.779% due 05/25/2037 ~	1,842	1,625
5.843% due 05/26/2037 ~	11,512	9,091
6.550% due 05/25/2036 þ	7	7

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	8,599	8,018
3.474% due 12/15/2049 ~	1,171	1,165
3.648% due 12/15/2049 ~	8,606	8,518
4.046% due 06/10/2042 ~	17,100	15,991
4.997% due 04/15/2037 •	10,349	10,207
5.530% due 11/15/2038 •	2,231	2,230
5.648% due 12/15/2031 •	992	989
7.235% due 10/05/2040	7,500	7,945

JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~	37,439	40,781
2.500% due 11/25/2051 ~	2,427	2,022
2.500% due 12/25/2051 ~	1,434	1,191
2.500% due 02/25/2052 ~	7,634	6,351
3.000% due 01/25/2052 ~	4,423	3,830
3.000% due 03/25/2052 ~	71,322	61,940
3.500% due 10/25/2046 ~	691	634
3.500% due 10/25/2048 ~	252	228
3.500% due 09/25/2052 ~	7,235	6,493
4.063% due 07/27/2037 ~	3,072	2,885
4.274% due 10/25/2036 ~	966	683
4.341% due 10/25/2036 ~	28	15
4.526% due 05/25/2036 ~	917	748
4.625% due 07/25/2063 ~	4,659	4,580
4.746% due 04/25/2037 ~	128	106
4.863% due 08/25/2036 ~	774	603
4.983% due 11/25/2035 ~	648	506
5.000% due 08/25/2051 ~	8,921	8,793
5.000% due 12/25/2051 ~	9,843	9,700
5.000% due 04/25/2052 ~	16,609	16,377
5.000% due 05/25/2052 •	20,006	18,696
5.106% due 08/25/2035 ~	396	351
5.125% due 10/25/2035 ~	209	143
5.170% due 12/25/2037 ~	42	32
5.203% due 09/25/2035 ~	43	41
5.204% due 07/25/2035 ~	1,115	1,074
5.234% due 04/25/2036 ~	1,635	1,429
5.244% due 02/25/2036 ~	4,551	3,157
5.250% due 11/25/2063 ~	766	770

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.378% due 02/25/2034 ~		$82	$76
5.424% due 10/25/2035 ~		2,508	2,320
5.425% due 11/25/2035 ~		402	327
5.439% due 10/25/2035 ~		3,661	3,447
5.456% due 07/25/2035 ~		164	159
5.500% due 07/25/2036		352	146
5.561% due 08/25/2035 ~		19	19
5.561% due 10/25/2036 ~		6,747	5,269
5.729% due 04/25/2036 ~		911	796
5.750% due 01/25/2036		16	7
5.792% due 07/25/2035 ~		326	319
5.913% due 07/25/2035 ~		3	3
5.945% due 11/25/2033 ~		1	1
6.037% due 08/25/2035 ~		237	226
6.049% due 06/25/2035 ~		147	149
6.069% due 06/25/2035 ~		108	87
6.193% due 07/25/2035 ~		23	22
6.262% due 07/25/2035 ~		18	17
6.340% due 02/25/2036 ~		24	16
6.500% due 07/25/2036		2,637	807
6.500% due 08/25/2036		374	120
6.500% due 01/25/2056 ~		48,100	49,128
7.390% due 12/25/2055 ~		53,828	55,947
8.512% due 01/25/2056 «~		77,134	83,122

JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/2053		10,000	8,488
3.057% due 11/13/2052		7,900	7,172

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	4,821
2.250% due 02/22/2045		9,470	8,163
4.906% due 02/22/2045 •		32,456	43,554
6.106% due 02/22/2045 •		29,232	38,336

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		$2,400	1,891

Lavender Trust
6.250% due 10/26/2036		3,619	1,627

Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)(g)		119	117
0.000% due 12/25/2056 ~(a)		349,963	2,338
0.000% due 07/25/2057 (g)		174	170
0.000% due 07/25/2057 ~		76,756	73,298
0.000% due 01/25/2058 ~		23	23
3.047% due 12/25/2056 ~		349,963	277,364
4.000% due 02/25/2058 ~		11,175	11,155
4.250% due 02/25/2058 ~		15,577	15,351
4.274% due 01/25/2058 ~		21,655	19,847
4.335% due 02/25/2058 ~		15,577	11,171
4.500% due 02/25/2058 ~		15,577	14,685
4.594% due 12/26/2057 ~		251,614	230,916
5.794% due 12/25/2053 ~		398,482	417,595

Lehman Mortgage Trust
4.352% due 12/25/2035 ~		3,323	500
4.592% due 08/25/2036 •		2,465	1,587
4.922% due 06/25/2037 •		180	161
5.033% due 01/25/2036 ~		652	629
5.500% due 01/25/2036		512	241
5.739% due 04/25/2036 ~		496	308
6.000% due 07/25/2036		3,670	1,828

Lehman XS Trust
4.652% due 11/25/2046 •		119	106
4.672% due 08/25/2046 •		3,688	3,641

Luminent Mortgage Trust
4.592% due 11/25/2036 •		109	99
4.632% due 12/25/2036 •		803	776
4.672% due 02/25/2046 •		35	25
4.992% due 04/25/2036 •		4,776	4,216

Manhattan West Mortgage Trust
2.130% due 09/10/2039		47,900	45,676

MASTR Adjustable Rate Mortgages Trust
3.188% due 07/25/2035 ~		259	229
4.247% due 12/25/2033 ~		3	3
4.480% due 03/25/2035 ~		123	110
4.482% due 04/25/2046 •		1,822	1,689
4.752% due 05/25/2037 •		591	231
4.928% due 12/25/2034 ~		747	741
5.321% due 12/25/2033 ~		4	4
5.843% due 10/25/2034 ~		342	334
5.859% due 05/25/2034 ~		34	33
6.625% due 10/25/2032 ~		65	66

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Alternative Loan Trust
4.672% due 03/25/2036 •	$6,794	$613

MASTR Asset Securitization Trust
6.000% due 06/25/2036	165	89

MASTR Reperforming Loan Trust
4.632% due 07/25/2035 •	1,817	861
7.000% due 08/25/2034	1,197	829
7.000% due 05/25/2035	330	216

MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~	808	803

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.965% due 11/15/2031 •	273	265
5.005% due 09/15/2030 •	39	29
5.145% due 11/15/2031 •	6	5

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.125% due 08/15/2032 •	15	15
5.137% due 10/20/2029 •	261	256

Merrill Lynch Alternative Note Asset Trust
4.492% due 03/25/2037 •	688	162
4.582% due 06/25/2037 ~	644	291
4.872% due 03/25/2037 •	1,820	425
6.000% due 03/25/2037	1,040	86

Merrill Lynch Mortgage Investors Trust
4.681% due 06/25/2035 ~	1,244	1,201
4.772% due 11/25/2035 •	3	3
4.774% due 04/25/2029 •	79	76
4.890% due 09/25/2035 ~	3,134	2,468
4.892% due 10/25/2028 •	7	6
4.932% due 06/25/2028 •	77	72
4.932% due 09/25/2029 •	2	2
4.932% due 11/25/2029 •	41	36
4.994% due 11/25/2029 •	17	16
5.012% due 03/25/2028 •	2	2
5.052% due 03/25/2028 •	1	1
5.123% due 08/25/2034 ~	128	122
5.130% due 10/25/2028 •	8	8
5.275% due 06/25/2037 ~	228	219
5.457% due 02/25/2035 ~	1,221	1,166
5.683% due 07/25/2035 ~	84	76
5.850% due 05/25/2033 ~	581	567
5.889% due 12/25/2035 ~	172	166
5.943% due 11/25/2035 •	834	811
5.945% due 12/25/2032 •	49	48
6.054% due 02/25/2033 ~	4	3
6.187% due 02/25/2034 ~	2	1
6.500% due 05/25/2036 ~	46	47
6.556% due 12/25/2034 ~	4	4
6.692% due 09/25/2035 ~	733	713
7.000% due 05/25/2033 ~	3	3

MFA Trust
5.750% due 11/25/2067 þ	24,480	24,459

Morgan Stanley Capital I Trust
2.509% due 04/05/2042 ~	17,000	15,027
3.918% due 04/15/2055 ~	45,800	43,027
4.071% due 03/15/2052	3,635	3,561

Morgan Stanley Mortgage Loan Trust
2.862% due 06/25/2037 ~	2,338	1,293
3.272% due 11/25/2037 ~	5,962	4,146
3.582% due 07/25/2035 ~	127	113
4.264% due 06/25/2036 ~	7,519	5,416
4.532% due 03/25/2036 •	501	325
4.552% due 01/25/2036 •	5,322	2,840
4.562% due 12/25/2035 •	13	9
4.582% due 01/25/2035 •	1	1
4.592% due 01/25/2035 •	666	634
4.641% due 09/25/2035 ~	1,253	303
5.252% due 07/25/2035 ~	2,388	1,946
6.000% due 02/25/2036	86	84
6.000% due 10/25/2037	1,332	686
6.035% due 06/25/2036 ~	55	54
6.201% due 02/25/2047 þ	1,139	389

Morgan Stanley Residential Mortgage Loan Trust
0.000% due 11/01/2075 «(c)	369	369
4.250% due 11/01/2075 «(c)	59,225	53,532

MortgageIT Mortgage Loan Trust
4.732% due 04/25/2036 •	2,311	2,212

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MortgageIT Securities Corp. Mortgage Loan Trust
4.772% due 09/25/2037 •		$4,333	$3,299

MortgageIT Trust
5.052% due 02/25/2035 •		64	65

NAAC Reperforming Loan REMICS Trust
7.500% due 03/25/2034		316	297

New Orleans Hotel Trust
5.187% due 04/15/2032 •		2,790	2,774

New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		34,241	29,598
6.864% due 10/25/2063 þ		14,546	14,762

New York Mortgage Trust
4.805% due 05/25/2036 ~		1,506	1,230

Newgate Funding PLC
2.614% due 12/15/2050 •	EUR	23,602	27,392
4.265% due 12/01/2050 •	GBP	249	331

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~		$11	0
4.350% due 10/25/2035 ~		26	23
5.272% due 05/25/2035 •		1,390	1,245
6.320% due 03/25/2047 þ		405	383
7.000% due 02/19/2030 ~		317	316

NYO Commercial Mortgage Trust
5.360% due 11/15/2038 •		114,370	114,070

OBX Trust
2.500% due 10/25/2051 ~		57,765	47,987
3.000% due 01/25/2052 ~		97,248	84,152
3.000% due 02/25/2052 ~		15,203	13,156
3.688% due 04/25/2053 ~		5,548	5,467
6.113% due 03/25/2063 þ		1,390	1,396
6.120% due 11/25/2062 ~		14,346	14,340
6.520% due 07/25/2063 þ		5,368	5,417
7.045% due 09/25/2063 þ		6,228	6,324

Prime Mortgage Trust
4.672% due 02/25/2034 •		201	191

Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	481	0
0.000% due 10/29/2054 (b)(g)		33,620	27,784
2.871% due 10/29/2054 •		33,733	39,161
3.321% due 10/29/2054 •		20,861	24,041
3.621% due 10/29/2054 •		15,172	17,328
4.601% due 10/29/2054 •		11,379	12,972
6.471% due 10/29/2054 •		9,482	10,779

RALI Trust
4.104% due 08/25/2035 ~		$1,247	434
4.572% due 08/25/2035 •		173	120
4.572% due 02/25/2037 •		1,099	974
4.602% due 03/25/2037 •		960	178
4.632% due 05/25/2036 •		5,107	4,679
4.632% due 09/25/2036 •		916	849
4.642% due 12/25/2036 •		13	11
4.652% due 07/25/2036 •		1,318	1,207
4.652% due 08/25/2036 •		1,634	1,654
4.652% due 09/25/2036 •		20	18
4.672% due 11/25/2036 •		592	425
4.692% due 06/25/2037 •		721	646
4.812% due 02/25/2046 •		829	424
5.250% due 03/25/2026		23	23
5.513% due 09/25/2045 •		121	103
5.818% due 02/25/2036 ~		547	468
6.000% due 08/25/2036		703	594
6.000% due 09/25/2036		1,296	1,040
6.000% due 11/25/2036		789	630
6.000% due 01/25/2037		4	4
6.250% due 03/25/2037		686	546
6.500% due 07/25/2037		223	184
6.500% due 09/25/2037		787	658

RBSGC Mortgage Loan Trust
4.652% due 12/25/2034 •		11,620	10,690
5.750% due 04/25/2035		5,526	4,676

RBSSP Resecuritization Trust
3.337% due 09/27/2037 •		9,301	8,260
4.000% due 10/26/2037		5,318	3,778
4.492% due 10/27/2036 •		845	792
4.677% due 08/27/2037 •		228	226
4.767% due 02/27/2037 •		1,007	941

Regal Trust IV
4.433% due 09/29/2031 •		6	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		$57	$53

Residential Asset Securitization Trust
5.500% due 08/25/2034		35	35
5.750% due 02/25/2036		519	172
6.000% due 04/25/2037		196	98
6.000% due 05/25/2037		111	56
6.000% due 07/25/2037		1,086	396
6.250% due 08/25/2036		67	46
6.250% due 11/25/2036		1,792	637
6.250% due 09/25/2037		1,939	720
6.500% due 08/25/2036		1,317	366
6.500% due 09/25/2036		1,094	325

Resloc U.K. PLC
4.325% due 12/15/2043 •	GBP	1,217	1,578

RFMSI Trust
4.898% due 02/25/2037 ~		$1,394	913
5.109% due 07/27/2037 ~		3,083	2,244
5.500% due 12/25/2034		115	112
5.594% due 02/25/2036 ~		721	688
6.000% due 06/25/2036		424	326
6.000% due 07/25/2036		415	359
6.000% due 10/25/2036		3,971	3,233
6.000% due 06/25/2037		201	157
6.500% due 03/25/2032		33	33

Ripon Mortgages PLC
0.000% due 08/28/2056 (g)	GBP	24,635	22,647
0.000% due 08/28/2056 ~(a)		714	1
4.986% due 08/28/2056 •		32,762	44,177
5.186% due 08/28/2056 •		28,562	38,355
5.586% due 08/28/2056 •		14,701	19,754
6.486% due 08/28/2056 •		6,300	8,389
6.986% due 08/28/2056 •		1,151	1,545
7.986% due 08/28/2056 •		5,460	7,317

Ripon SPV Assets
0.000% due 08/20/2056 «		8,063	10,628

RMAC Securities No. 1 PLC
2.179% due 06/12/2044 •	EUR	935	1,079
4.255% due 06/12/2044 •	GBP	13,076	17,326

Roundstone Securities No. 2 DAC
0.000% due 06/28/2058 ~	EUR	19,959	20,349
2.880% due 06/28/2058 •		338,490	398,478
2.980% due 06/28/2058 •		34,142	40,135
3.180% due 06/28/2058 •		28,988	33,940
3.980% due 06/28/2058 •		24,158	28,197
4.000% due 06/28/2058 ~		54,756	20,034
4.980% due 06/28/2058 •		14,495	16,837
5.480% due 06/28/2058 •		7,730	8,833

Sequoia Mortgage Trust
3.573% due 09/20/2046 ~		$1,145	754
4.650% due 07/20/2036 •		10	9
4.670% due 06/20/2036 •		248	231
4.699% due 01/20/2047 ~		614	435
4.910% due 06/20/2033 •		1	1
4.950% due 07/20/2033 •		29	29
5.076% due 05/20/2034 •		96	90
5.138% due 09/20/2033 •		29	28
5.185% due 01/20/2047 ~		839	617

Sequoia Mortgage Trust 10
5.010% due 10/20/2027 •		4	4
5.050% due 10/20/2027 •		39	38

SFO Commercial Mortgage Trust
5.414% due 05/15/2038 •		34,140	33,922

STARM Mortgage Loan Trust
4.721% due 10/25/2037 ~		326	245
5.958% due 02/25/2037 ~		127	109
6.236% due 04/25/2037 ~		121	57
6.711% due 01/25/2037 ~		977	576

Starwood Mortgage Trust
5.123% due 11/15/2036 •		17,500	17,473

Structured Adjustable Rate Mortgage Loan Trust
3.925% due 01/25/2035 ~		39	39
4.059% due 04/25/2036 ~		1,691	882
4.457% due 05/25/2036 ~		949	842
4.461% due 11/25/2035 ~		67	62
4.529% due 08/25/2035 ~		16	14
4.572% due 09/25/2034 •		690	642
4.572% due 08/25/2036 •		2,040	1,617

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.574% due 02/25/2036 ~		$804	$593
4.690% due 12/25/2035 ~		536	307
4.792% due 02/25/2036 ~		1,472	765
4.871% due 12/25/2035 ~		852	580
4.944% due 09/25/2035 ~		235	211
5.095% due 11/25/2036 ~		1,392	1,062
5.216% due 03/25/2036 ~		226	181
5.238% due 09/25/2034 ~		1	1
5.553% due 01/25/2035 •		80	73
5.938% due 12/25/2034 ~		5	5
5.945% due 10/25/2037 •		331	303
6.336% due 02/25/2034 ~		161	156

Structured Asset Mortgage Investments II Trust
4.532% due 03/25/2037 •		847	322
4.612% due 03/25/2037 •		128	11
4.652% due 06/25/2036 •		244	242
4.652% due 07/25/2046 •		342	274
4.692% due 04/25/2036 •		139	127
4.692% due 05/25/2036 •		43	30
4.712% due 05/25/2046 •		7,177	2,456
4.732% due 02/25/2036 •		48	45
4.748% due 07/19/2035 •		974	945
4.892% due 12/25/2035 •		989	839
4.948% due 01/19/2034 •		70	67
5.122% due 05/25/2047 •		6,583	5,402
5.553% due 12/25/2035 •		768	652
6.226% due 02/25/2036 •		3,210	2,756

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		6	6
4.908% due 09/19/2032 •		212	202
5.088% due 10/19/2033 •		176	164

Structured Asset Securities Corp.
4.072% due 04/15/2027 ~		5	5

Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036		2,169	1,228

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.770% due 06/25/2034 þ		36	36
5.114% due 01/25/2034 ~		408	399
6.414% due 07/25/2033 ~		5	4
6.606% due 11/25/2033 ~		18	18
6.698% due 03/25/2033 ~		228	226

Structured Asset Securities Corp. Trust
5.750% due 04/25/2035		1,263	637

Suntrust Alternative Loan Trust
4.922% due 12/25/2035 •		838	728
5.750% due 12/25/2035		550	501
6.000% due 04/25/2036		347	116

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ		451	101
6.470% due 09/25/2036 þ		5,583	143
6.500% due 07/25/2036		4,587	951
6.515% due 07/25/2037 þ		699	260

Thornburg Mortgage Securities Trust
4.072% due 09/25/2037 ~		371	368
4.712% due 10/25/2046 •		17,308	16,460
4.972% due 12/25/2033 •		92	90
5.208% due 07/25/2036 •		17,427	13,978
5.297% due 10/25/2043 ~		113	106
5.583% due 06/25/2047 •		8,148	7,655
5.633% due 03/25/2037 •		4,882	3,448
5.688% due 09/25/2047 ~		8,851	5,671

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		709	685
2.900% due 10/25/2059 ~		6,077	5,848
4.415% due 02/25/2055 ~		7,648	7,450

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	22,532	30,381

UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		$7,000	6,970
4.296% due 08/15/2051		5,975	5,922
4.313% due 05/15/2051		10,000	9,949
4.334% due 10/15/2051		17,486	17,324

UWM Mortgage Trust
2.500% due 11/25/2051 ~		181,682	151,263
2.500% due 12/25/2051 ~		76,108	62,968
3.000% due 01/25/2052 ~		55,206	47,715
5.000% due 11/25/2051 •		1,845	1,727

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VASA Trust
5.165% due 07/15/2039 •		$7,550	$7,397

Verus Securitization Trust
4.260% due 02/25/2067 þ		772	744
5.811% due 05/25/2068 þ		491	493
5.850% due 12/25/2067 þ		6,916	6,916
5.999% due 02/25/2068 þ		3,290	3,293
6.193% due 03/25/2068 þ		3,147	3,156
6.443% due 08/25/2068 þ		4,913	4,956
6.665% due 09/25/2068 þ		8,144	8,243
7.070% due 10/25/2068 þ		7,346	7,468

Visio Trust
6.598% due 10/25/2058 þ		4,093	4,130

Wachovia Mortgage Loan Trust LLC
3.920% due 08/20/2035 ~		358	331
7.280% due 10/20/2035 ~		55	53

WaMu Mortgage Pass-Through Certificates Trust
3.712% due 04/25/2037 ~		1,173	1,061
3.727% due 05/25/2046 •		116	95
3.875% due 05/25/2037 ~		553	485
3.943% due 12/25/2046 •		3,762	3,423
3.965% due 03/25/2036 ~		6,813	6,071
4.108% due 02/25/2037 ~		214	184
4.108% due 05/25/2037 ~		30	24
4.161% due 12/25/2036 ~		3,581	3,254
4.200% due 02/25/2037 ~		6,007	5,413
4.206% due 12/25/2036 ~		3,958	3,553
4.208% due 11/25/2036 ~		10	9
4.242% due 04/25/2037 ~		338	309
4.341% due 08/25/2036 ~		491	443
4.350% due 04/25/2035 ~		934	907
4.357% due 12/25/2036 ~		29	27
4.387% due 02/25/2037 ~		2,717	2,519
4.400% due 02/25/2037 ~		2,110	1,887
4.498% due 09/25/2036 ~		2,050	1,799
4.546% due 10/25/2035 ~		222	204
4.554% due 08/25/2036 ~		63	59
4.565% due 01/25/2036 ~		1,830	1,811
4.640% due 12/25/2035 ~		3,322	3,056
4.662% due 07/25/2037 ~		128	116
4.673% due 08/25/2046 ~		3,393	3,084
4.680% due 09/25/2035 ~		4,509	4,297
4.721% due 08/25/2036 ~		4,730	4,540
4.812% due 12/25/2045 •		134	136
4.852% due 07/25/2045 •		102	98
4.913% due 04/25/2047 •		3,979	3,651
4.923% due 05/25/2047 •		5,684	5,039
4.951% due 07/25/2047 •		1,674	1,448
4.961% due 03/25/2035 ~		369	367
4.993% due 03/25/2037 ~		6,408	5,926
5.012% due 11/25/2034 •		226	220
5.051% due 12/25/2035 ~		387	362
5.092% due 11/25/2045 •		112	106
5.092% due 12/25/2045 •		90	83
5.153% due 08/25/2046 •		47	43
5.252% due 11/25/2034 •		110	106
5.277% due 08/25/2034 ~		66	64
5.398% due 05/25/2035 ~		4,884	4,842
5.553% due 06/25/2042 •		103	97
5.653% due 10/25/2046 •		3,639	3,453
5.677% due 09/25/2033 ~		171	170
5.706% due 09/25/2033 ~		9	9
6.248% due 01/25/2033 ~		36	36

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (g)	GBP	4	19,703
4.937% due 12/21/2049 •		52,083	70,299
5.636% due 12/21/2049 •		23,296	31,566
6.136% due 12/21/2049 •		11,648	15,689
6.636% due 12/21/2049 •		6,656	8,924
7.136% due 12/21/2049 •		6,656	8,855

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.918% due 09/25/2036 þ		$2,732	721
4.592% due 02/25/2037 •		5,883	4,586
4.722% due 04/25/2035 •		3,092	2,599
5.123% due 05/25/2046 •		1,914	1,698
5.500% due 11/25/2035		314	292
5.500% due 06/25/2037		454	444

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/25/2036		$966	$850
6.768% due 07/25/2036 þ		1,099	232
6.949% due 07/25/2036 þ		1,877	395

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.690% due 06/25/2033 ~		582	511
5.319% due 05/25/2033 ~		81	83

Wells Fargo Alternative Loan Trust
6.443% due 07/25/2037 ~		411	382

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	8,768
3.311% due 06/15/2052		8,800	8,336
3.472% due 11/15/2050		10,070	9,896
3.615% due 12/15/2049		1,924	1,915
3.862% due 12/15/2039		41,000	39,537
3.874% due 06/15/2036 ~		500	461
4.023% due 03/15/2052		33,712	33,353
4.442% due 09/15/2061		4,000	4,018

Wells Fargo Mortgage-Backed Securities Trust
6.085% due 04/25/2036 ~		413	409
6.327% due 03/25/2036 ~		20	20
6.421% due 07/25/2034 ~		2	2

Worldwide Plaza Trust
3.526% due 11/10/2036		6,280	4,246

Total Non-Agency Mortgage-Backed Securities (Cost $9,679,239)			9,216,911

ASSET-BACKED SECURITIES 8.4%

AUTOMOBILE SEQUENTIAL 0.2%

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029		20,700	21,194

BMW Vehicle Lease Trust
5.990% due 09/25/2026		860	861

Enterprise Fleet Financing LLC
5.740% due 12/20/2026		8,256	8,297

First Investors Auto Owner Trust
6.440% due 10/16/2028		2,697	2,723

Hertz Vehicle Financing LLC
3.890% due 09/25/2028		31,800	31,583

Oscar U.S. Funding XIV LLC
2.820% due 04/10/2029		3,262	3,228

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036		9,400	9,628

			77,514

CASINO SERVICES 0.1%

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	85,471	57,522

CMBS OTHER 1.4%

ACREC Ltd.
5.400% due 10/16/2036 •		$7,746	7,740

Arbor Realty Commercial Real Estate Notes Ltd.
5.615% due 11/15/2036 •		38,499	38,593
5.822% due 01/15/2037 •		63,515	63,642

AREIT Trust
5.636% due 01/20/2037 •		8,271	8,276
6.385% due 06/17/2039 •		26,121	26,168

BDS LLC
5.934% due 03/19/2039 •		41,274	41,352

BDS Ltd.
5.600% due 12/16/2036 •		8,025	8,036

BRSP Ltd.
5.398% due 08/19/2038 •		3,516	3,508

BSPRT Issuer Ltd.
5.585% due 12/15/2038 •		309	309
6.446% due 07/15/2039 •		21,658	21,710

FS Rialto Issuer LLC
6.287% due 01/19/2039 •		23,029	23,029

GPMT Ltd.
5.750% due 07/16/2035 •		4,169	4,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HGI CRE CLO Ltd.
6.074% due 04/20/2037 •	$15,762	$15,801

KREF Ltd.
5.584% due 02/17/2039 •	34,701	34,767

LFT CRE Ltd.
5.435% due 06/15/2039 •	26,325	26,393

LoanCore Issuer Ltd.
5.565% due 07/15/2036 •	175	175
5.565% due 11/15/2038 •	20,917	20,941
5.931% due 01/17/2037 •	63,393	63,570

M360 Ltd.
5.750% due 11/22/2038 •	2,063	2,032

MF1 LLC
6.284% due 06/19/2037 •	24,201	24,209
6.769% due 09/17/2037 •	11,655	11,671

MF1 Ltd.
5.330% due 10/16/2036 •	17,758	17,770
5.350% due 07/16/2036 •	370	370
5.484% due 02/19/2037 •	18,724	18,747
5.957% due 12/15/2035 •	9,913	9,929

Starwood Ltd.
5.450% due 04/18/2038 •	41,603	41,735
5.722% due 11/15/2038 •	59,433	59,288

TRTX Issuer Ltd.
5.457% due 03/15/2038 •	5,978	5,984
5.793% due 02/15/2039 •	41,223	41,329

		641,235

HOME EQUITY OTHER 1.8%

Aames Mortgage Investment Trust
5.052% due 10/25/2035 •	555	551

ABFC Trust
4.728% due 12/25/2030 •	360	359
5.322% due 03/25/2034 •	1,009	990
5.367% due 05/25/2032 •	94	102

Accredited Mortgage Loan Trust
4.815% due 01/25/2035 •	278	277

ACE Securities Corp. Home Equity Loan Trust
4.392% due 10/25/2036 •	8	3
4.492% due 12/25/2036 •	5,064	1,272
4.592% due 08/25/2036 •	4,492	1,013
4.672% due 12/25/2036 •	19,525	4,904
4.712% due 08/25/2036 •	5,772	1,301
4.932% due 11/25/2035 •	709	772
5.097% due 12/25/2045 •	2,585	1,975
5.202% due 02/25/2036 •	960	906
5.247% due 11/25/2033 •	849	864
5.247% due 12/25/2034 •	169	158

Aegis Asset-Backed Securities Trust
4.917% due 12/25/2035 •	2,230	2,106
4.992% due 06/25/2035 •	1,155	1,111

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.702% due 05/25/2034 þ	686	667
5.142% due 07/25/2034 •	12	12
7.647% due 11/25/2032 •	1,609	1,694

Argent Securities Trust
4.382% due 09/25/2036 •	3,744	1,208
4.422% due 09/25/2036 •	19,332	6,237
4.572% due 06/25/2036 •	17,115	4,667
4.652% due 03/25/2036 •	5,157	2,891
4.812% due 05/25/2036 •	21,508	5,158

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.912% due 01/25/2036 •	7,434	6,930
5.397% due 11/25/2034 •	941	944

Asset-Backed Securities Corp. Home Equity Loan Trust
4.352% due 05/25/2037 •	141	100
5.032% due 10/25/2034 •	1	1
5.615% due 04/15/2033 •	381	382
7.490% due 08/15/2032 •	2,747	2,636

Bear Stearns Asset-Backed Securities I Trust
4.612% due 12/25/2036 •	1,788	1,758
5.322% due 08/25/2037 •	3,491	3,173
5.432% due 06/25/2035 •	7,306	7,336

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
5.072% due 10/27/2032 •	$49	$49
5.272% due 11/25/2042 •	42	42
6.140% due 06/25/2043 ~	177	174

C-BASS Mortgage Loan Trust
3.270% due 03/25/2037 þ	4,179	1,462

C-BASS Trust
2.957% due 04/25/2037 •	612	365
4.392% due 11/25/2036 •	75	34
4.572% due 11/25/2036 •	7,252	3,303

Carrington Mortgage Loan Trust
4.432% due 10/25/2036 •	2,760	2,123
4.522% due 10/25/2036 •	3,234	2,488
4.532% due 02/25/2037 •	28,618	27,706

CDC Mortgage Capital Trust
5.067% due 07/25/2034 •	178	228

Chase Funding Trust
4.832% due 02/25/2033 •	20	20
4.912% due 08/25/2032 •	357	354

CIT Home Equity Loan Trust
5.322% due 09/25/2030 •	133	133

Citigroup Mortgage Loan Trust, Inc.
4.144% due 10/25/2037 þ	1,285	1,244
4.442% due 07/25/2045 •	6,079	4,270
4.462% due 05/25/2037 •	7,834	5,293
4.532% due 07/25/2045 •	2,830	1,988
4.592% due 12/25/2036 •	7,335	4,133
4.772% due 08/25/2036 •	7,669	7,645
4.812% due 05/25/2037 •	2,146	2,135
5.007% due 09/25/2035 •	892	889
7.264% due 01/25/2037 þ	760	321

Countrywide Asset-Backed Certificates
4.672% due 08/25/2034 •	293	287
4.952% due 12/25/2036 •	297	246

Countrywide Asset-Backed Certificates Trust
3.123% due 03/25/2036 •	554	548
3.364% due 04/25/2035 •	467	461
4.366% due 10/25/2032 ~	0	101
4.412% due 08/25/2037 •	9,083	8,298
4.502% due 10/25/2047 •	295	293
4.552% due 02/25/2037 •	3,650	3,485
4.552% due 03/25/2037 •	1,140	1,121
4.632% due 11/25/2047 •	1,187	1,117
4.712% due 09/25/2037 •	831	882
4.712% due 09/25/2047 •	8,132	8,239
4.772% due 10/25/2034 •	1,108	1,085
4.857% due 06/25/2036 •	2,036	2,019
5.012% due 12/25/2034 •	1,044	1,022
5.172% due 11/25/2034 •	197	193
5.232% due 02/25/2036 •	3,968	3,887
5.583% due 08/25/2035 ~	16,720	16,290

Credit Suisse First Boston Mortgage Securities Corp.
3.691% due 08/25/2032 •	1,058	1,018

Credit-Based Asset Servicing & Securitization LLC
4.392% due 07/25/2037 •	201	134
6.780% due 05/25/2035 þ	604	560

Delta Funding Home Equity Loan Trust
5.085% due 09/15/2029 •	76	73

EMC Mortgage Loan Trust
5.012% due 05/25/2040 •	9	9

EquiFirst Mortgage Loan Trust
5.022% due 01/25/2034 •	8	8

Fieldstone Mortgage Investment Trust
4.652% due 05/25/2036 •	5,198	3,919
4.757% due 11/25/2036 •	7,515	4,887

Finance America Mortgage Loan Trust
5.172% due 08/25/2034 •	66	61

Finance of America Structured Securities Trust
3.500% due 07/25/2075 «þ	74,410	72,224

First NLC Trust
2.595% due 05/25/2035 •	875	788
4.412% due 08/25/2037 •	2,219	1,119
4.552% due 08/25/2037 •	2,303	1,161

Fremont Home Loan Trust
4.332% due 01/25/2037 •	25	12
4.422% due 01/25/2037 •	11,157	5,164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.472% due 08/25/2036 •	$334	$104
4.532% due 11/25/2036 •	34,555	12,087
4.592% due 08/25/2036 •	6,844	2,137
4.612% due 02/25/2037 •	40,702	12,564
4.752% due 02/25/2037 •	15,456	4,803
4.772% due 05/25/2036 •	9,564	6,218
4.812% due 04/25/2036 •	2,672	2,449
4.932% due 01/25/2036 •	5,309	5,145
5.202% due 07/25/2034 •	3	6
5.337% due 06/25/2035 •	2,298	2,275

GE-WMC Mortgage Securities Trust
4.352% due 08/25/2036 •	5	2

GMACM Home Equity Loan Trust
7.000% due 09/25/2037 ~	5	5

GSAA Home Equity Trust
4.357% due 03/25/2036 ~	3,933	1,579
4.412% due 03/25/2036 •	37	12
4.472% due 03/25/2037 •	487	132
4.512% due 04/25/2047 •	853	790
4.512% due 05/25/2047 •	2,450	1,434
4.612% due 09/25/2036 •	8,106	1,792
4.632% due 05/25/2036 •	13,453	2,807
4.632% due 07/25/2037 •	213	209
4.872% due 03/25/2037 •	1,692	667
4.872% due 05/25/2047 •	136	84
5.172% due 08/25/2037 •	138	136

GSAMP Trust
4.362% due 01/25/2037 •	2,441	1,498
4.392% due 12/25/2036 •	4,967	2,459
4.452% due 11/25/2035 •	350	26
4.752% due 06/25/2036 •	3,261	1,804
4.752% due 08/25/2036 •	1,291	1,109
4.812% due 04/25/2036 •	2,918	1,980
5.592% due 12/25/2034 •	787	714
5.922% due 10/25/2034 •	120	122
6.147% due 03/25/2034 •	1,690	1,427

Home Equity Asset Trust
4.872% due 11/25/2032 •	154	144
5.367% due 05/25/2035 •	239	238

Home Equity Loan Trust
4.502% due 04/25/2037 •	2,287	2,236

Home Equity Mortgage Loan Asset-Backed Trust
4.512% due 04/25/2037 •	829	591
4.692% due 04/25/2037 •	2,664	1,901

HSI Asset Loan Obligation Trust
4.392% due 12/25/2036 •	87	25

HSI Asset Securitization Corp. Trust
4.372% due 10/25/2036 •	131	47
4.492% due 12/25/2036 •	469	117
4.612% due 12/25/2036 •	4,277	1,018
5.052% due 11/25/2035 •	1,721	1,612

IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~	1	1

JP Morgan Mortgage Acquisition Corp.
2.706% due 10/25/2035 •	698	689

JP Morgan Mortgage Acquisition Trust
4.432% due 08/25/2036 •	183	81
4.492% due 08/25/2036 •	19	14
4.592% due 07/25/2036 •	4,932	1,359
6.337% due 08/25/2036 þ	1,498	889

JP Morgan Mortgage Trust
0.000% due 10/25/2055 ~	28,416	30,909

Lehman ABS Mortgage Loan Trust
4.362% due 06/25/2037 •	4,318	2,880
4.472% due 06/25/2037 •	2,331	1,555

Long Beach Mortgage Loan Trust
4.592% due 12/25/2036 •	16,797	11,473
4.632% due 03/25/2046 •	1,439	1,256
4.792% due 08/25/2045 •	3,614	3,570
4.832% due 10/25/2034 •	9	9
5.322% due 06/25/2035 •	4,465	4,396
5.547% due 02/25/2035 •	2,045	2,014

MASTR Asset-Backed Securities Trust
4.372% due 01/25/2037 •	81	23
4.572% due 08/25/2036 •	3,869	1,368
4.752% due 03/25/2036 •	4,723	2,841
4.752% due 10/25/2036 •	3,952	3,551

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.022% due 10/25/2035 •	$6,005	$5,858
5.971% due 11/25/2035 þ	92	68
6.219% due 02/25/2036 þ	157	133

Merrill Lynch First Franklin Mortgage Loan Trust
4.612% due 04/25/2037 •	2,057	775

Merrill Lynch Mortgage Investors Trust
4.107% due 11/25/2037 •	11,386	3,595
4.492% due 08/25/2037 •	6,972	3,432
4.512% due 02/25/2037 •	841	237
4.572% due 08/25/2037 •	29,198	14,373
4.752% due 08/25/2037 •	1,460	718
4.792% due 03/25/2037 •	21,126	19,872
4.792% due 04/25/2037 •	2,097	998
4.912% due 03/25/2037 •	5,665	5,330
5.172% due 02/25/2047 •	13,191	7,823

Morgan Stanley ABS Capital I, Inc. Trust
4.332% due 12/25/2036 •	2,373	1,192
4.332% due 05/25/2037 •	719	654
4.362% due 01/25/2037 •	4,635	2,138
4.372% due 07/25/2036 •	124	45
4.372% due 11/25/2036 •	1,147	676
4.382% due 03/25/2037 •	5,488	2,337
4.412% due 11/25/2036 •	11,697	5,595
4.412% due 05/25/2037 •	3,163	2,450
4.422% due 10/25/2036 •	11,004	5,745
4.422% due 11/25/2036 •	12,690	7,484
4.422% due 12/25/2036 •	1,640	824
4.452% due 03/25/2037 •	21,145	9,001
4.472% due 02/25/2037 •	1,760	778
4.487% due 03/25/2037 •	8,351	3,263
4.502% due 10/25/2036 •	1,316	687
4.502% due 11/25/2036 •	11,421	6,743
4.522% due 12/25/2036 •	7,115	3,572
4.522% due 05/25/2037 •	1,287	1,172
4.532% due 02/25/2037 •	745	329
4.572% due 06/25/2036 •	5,462	2,740
4.572% due 09/25/2036 •	14,638	5,048
4.592% due 09/25/2036 •	8,814	3,802
4.612% due 03/25/2037 •	2,728	1,161
4.632% due 02/25/2037 •	3,592	1,138
4.772% due 08/25/2036 •	12,820	6,440
5.007% due 07/25/2035 •	2,881	2,836
5.202% due 11/25/2034 •	115	114
5.272% due 03/25/2033 •	390	385

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.547% due 09/25/2032 •	181	181
5.622% due 02/25/2033 •	218	233

Morgan Stanley Home Equity Loan Trust
4.372% due 12/25/2036 •	12,711	6,106
4.592% due 04/25/2036 •	3,872	2,710

Morgan Stanley IXIS Real Estate Capital Trust
4.322% due 11/25/2036 •	5	2
4.572% due 07/25/2036 •	7,676	3,003
4.732% due 07/25/2036 •	23,538	9,265

Morgan Stanley Mortgage Loan Trust
4.432% due 11/25/2036 •	3,160	876
5.695% due 11/25/2036 •	1,559	572
5.750% due 04/25/2037 ~	526	254
6.000% due 02/25/2037 ~	324	179
6.077% due 10/25/2046 þ	2,316	538
6.226% due 10/25/2036 þ	975	260

New Century Home Equity Loan Trust
4.992% due 10/25/2035 •	486	479
5.052% due 03/25/2035 •	509	508
5.157% due 05/25/2034 •	470	486
7.272% due 01/25/2033 •	1,077	941

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.932% due 10/25/2036 •	19,950	3,618
5.072% due 02/25/2037 •	1,728	480
6.532% due 10/25/2036 þ	2,580	449

NovaStar Mortgage Funding Trust
4.472% due 01/25/2037 •	3,402	1,123
4.572% due 06/25/2036 •	1,512	1,122
4.572% due 09/25/2036 •	11,844	4,647
4.572% due 03/25/2037 •	3,508	1,116
4.612% due 11/25/2036 •	7,873	2,438
4.632% due 03/25/2037 •	2,904	924
4.692% due 01/25/2037 •	15,304	5,049
4.772% due 10/25/2036 •	4,104	1,896

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.982% due 12/25/2033 •	$150	$150
5.097% due 06/25/2034 •	4	4
6.147% due 03/25/2035 •	2,603	2,581

Option One Mortgage Loan Trust
4.442% due 05/25/2037 •	3,092	1,672
4.452% due 04/25/2037 •	5,827	2,930
4.472% due 01/25/2037 •	7,813	4,592
4.492% due 04/25/2037 •	14,512	10,102
4.512% due 04/25/2037 •	2,337	1,330
4.522% due 07/25/2037 •	2,231	1,459
4.552% due 01/25/2037 •	17,588	10,336
4.552% due 02/25/2037 •	6,846	3,366
4.602% due 04/25/2037 •	1,895	930
4.712% due 01/25/2037 •	6,613	3,886
4.772% due 03/25/2037 •	1,089	541
4.812% due 01/25/2036 •	5,933	5,619

Option One Mortgage Loan Trust Asset-Backed Certificates
4.962% due 11/25/2035 •	8,643	8,369
5.127% due 10/25/2032 •	888	1,046

Ownit Mortgage Loan Trust
5.172% due 10/25/2036 •	1,584	1,569

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.072% due 12/25/2034 •	9,288	9,293

People’s Choice Home Loan Securities Trust
5.217% due 05/25/2035 •	2,182	2,061
5.622% due 01/25/2035 •	349	343

People’s Financial Realty Mortgage Securities Trust
4.412% due 09/25/2036 •	17,443	4,207

Popular ABS Mortgage Pass-Through Trust
4.482% due 01/25/2037 •	1,948	1,891

RAAC Trust
4.972% due 11/25/2046 •	5,050	4,692

RCKT Mortgage Trust
4.795% due 09/25/2055 «þ	6,000	5,990

Renaissance Home Equity Loan Trust
3.434% due 08/25/2033 •	32	29
4.972% due 08/25/2032 •	104	100
4.992% due 11/25/2034 •	183	163
5.893% due 06/25/2037 þ	8,030	2,041
5.906% due 06/25/2037 þ	8,997	2,292

Residential Asset Mortgage Products Trust
4.842% due 01/25/2036 •	1,216	1,202

Residential Asset Securities Corporation Trust
4.512% due 10/25/2036 •	896	887
4.532% due 11/25/2036 •	3,531	3,293
4.562% due 06/25/2033 •	602	591
4.612% due 11/25/2036 •	1,223	1,147
4.707% due 06/25/2036 •	10,265	10,178
4.832% due 04/25/2036 •	467	468
4.887% due 03/25/2036 •	1,200	1,181
5.367% due 03/25/2035 •	1,953	1,959

SASCO Mortgage Loan Trust
4.457% due 12/25/2034 •	496	494

Securitized Asset-Backed Receivables LLC Trust
4.392% due 12/25/2036 •	221	47
4.532% due 05/25/2037 •	360	279
4.592% due 07/25/2036 •	2,125	702
4.752% due 07/25/2036 •	2,732	902

SG Mortgage Securities Trust
4.572% due 10/25/2036 •	7,927	7,500

Soundview Home Loan Trust
4.452% due 08/25/2037 •	272	271
4.492% due 01/25/2037 •	2,331	1,702
4.592% due 01/25/2037 •	2,225	1,625
4.632% due 02/25/2037 •	7,599	2,033
4.792% due 02/25/2037 •	9,805	2,635
4.832% due 05/25/2036 •	1,372	1,347

Structured Asset Investment Loan Trust
4.422% due 09/25/2036 •	309	308
4.572% due 06/25/2036 •	116	115
4.872% due 01/25/2036 •	756	747
5.172% due 05/25/2035 •	2,943	2,904
5.179% due 09/25/2034 •	122	127
5.202% due 09/25/2034 •	46	40
5.202% due 01/25/2035 •	9,234	9,178

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.397% due 01/25/2035 •	$3,957	$3,468
5.472% due 12/25/2034 •	467	467
5.652% due 04/25/2033 •	129	132
5.847% due 01/25/2035 •	4,313	3,624
5.997% due 01/25/2035 •	3,850	1,741

Structured Asset Securities Corp. Mortgage Loan Trust
4.452% due 01/25/2037 •	2,115	1,190
4.732% due 01/25/2037 •	15,811	9,103
4.812% due 04/25/2036 •	4,237	4,202
5.172% due 05/25/2037 •	1,048	1,032
6.272% due 08/25/2037 •	190	189

WaMu Asset-Backed Certificates WaMu Trust
4.572% due 01/25/2037 •	11,339	5,172
4.772% due 04/25/2037 •	9,228	3,349

Washington Mutual Asset-Backed Certificates WMABS Trust
3.845% due 10/25/2036 •	1,278	447

		789,529

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
3.908% due 07/25/2036 •	837	832
4.532% due 03/25/2037 •	1,152	1,143

Morgan Stanley Mortgage Loan Trust
4.512% due 04/25/2037 •	4,499	1,182
4.732% due 02/25/2037 •	406	79
4.992% due 04/25/2037 •	2,180	573

Saxon Asset Securities Trust
4.612% due 10/25/2046 •	2,460	2,422

		6,231

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ	63	64

WHOLE LOAN COLLATERAL 0.1%

Bear Stearns Asset-Backed Securities I Trust
4.672% due 11/25/2034 •	566	484

Bear Stearns Asset-Backed Securities Trust
5.037% due 07/25/2036 ~	1	1
5.125% due 10/25/2036 ~	576	250
5.500% due 01/25/2034 þ	13	11

Citigroup Mortgage Loan Trust, Inc.
6.851% due 05/25/2036 þ	1,971	708

First Franklin Mortgage Loan Trust
4.582% due 10/25/2036 •	6,000	4,975
4.592% due 04/25/2036 •	1,634	1,606
4.752% due 08/25/2036 •	1,949	1,908
4.752% due 10/25/2036 •	3,176	2,095
5.472% due 01/25/2035 •	797	803
5.697% due 10/25/2034 •	463	466

GSAMP Trust
5.322% due 06/25/2034 •	453	459

RAAC Trust
4.872% due 06/25/2044 •	657	606

Residential Asset Mortgage Products Trust
4.622% due 10/25/2036 •	4,905	4,806
4.818% due 12/25/2034 •	25	25
4.872% due 03/25/2036 •	3,412	3,381
4.912% due 01/25/2036 •	2,092	1,952

Securitized Asset-Backed Receivables LLC Trust
4.772% due 03/25/2036 •	8,688	5,460
4.772% due 05/25/2036 •	8,808	4,767
5.232% due 01/25/2036 •	1,021	987

Specialty Underwriting & Residential Finance Trust
3.687% due 02/25/2037 þ	27,789	9,014
4.472% due 11/25/2037 •	355	194
4.570% due 12/25/2036 •	943	935
4.572% due 11/25/2037 •	4,621	2,547
4.972% due 03/25/2037 •	1,699	876
5.172% due 06/25/2036 •	9,348	9,061
5.247% due 12/25/2035 •	319	318

		58,695

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 4.8%

Apidos CLO XXIV Ltd.
5.537% due 10/20/2030 •		$740	$741

ARES European CLO XII DAC
2.874% due 04/20/2032 •	EUR	14,973	17,597

ARES LXV CLO Ltd.
5.278% due 07/25/2034 •		$14,400	14,450

Atlas Senior Loan Fund XIII
5.674% due 04/22/2031 •		484	485

Bain Capital Euro CLO DAC
2.764% due 01/20/2032 •	EUR	8,585	10,084

Birch Grove CLO Ltd.
5.870% due 07/17/2037 •		$27,450	27,587

Black Diamond CLO DAC
2.884% due 01/20/2032 •	EUR	11	13
3.016% due 05/15/2032 •		3,803	4,469

BlackRock European CLO VII DAC
2.646% due 10/15/2031 •		10,959	12,876

BlueMountain CLO Ltd.
5.508% due 10/25/2030 •		$11,225	11,245

BlueMountain Fuji EUR CLO III DAC
1.050% due 01/15/2031	EUR	199	232
2.746% due 01/15/2031 •		7,367	8,646

BlueMountain Fuji EUR CLO V DAC
2.936% due 01/15/2033 •		9,868	11,596

BNPP AM Euro CLO DAC
2.626% due 04/15/2031 •		3,094	3,633
2.815% due 07/22/2032 •		17,304	20,333

Cairn CLO X DAC
3.059% due 10/15/2031 •		15,262	17,930

Canyon CLO Ltd.
5.418% due 10/15/2034 •		$2,650	2,650

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •		38,800	38,975

Carlyle Euro CLO DAC
2.726% due 01/15/2031 •	EUR	15,705	18,416

Carlyle Global Market Strategies Euro CLO Ltd.
2.786% due 11/15/2031 •		8,046	9,452

CarVal CLO I Ltd.
5.548% due 07/16/2031 •		$7,293	7,301

Catamaran CLO Ltd.
5.694% due 04/22/2030 •		1,351	1,353

CBAMR Ltd.
5.948% due 07/15/2037 •		39,000	39,192

CIFC Funding Ltd.
5.530% due 10/24/2030 •		11,660	11,677

Commonbond Student Loan Trust
2.550% due 05/25/2041		997	956

Consumer Loan Finance
0.000% due 11/25/2054 «(g)		7,231	3,564
5.150% due 11/25/2054		13,756	13,854
5.350% due 11/25/2054		27,963	28,609
5.450% due 11/25/2054		6,888	7,016
5.750% due 11/25/2054		3,438	3,497
6.600% due 11/25/2054		4,500	4,569
8.750% due 11/25/2054		2,576	2,627

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(g)		59,839	27,432
0.000% due 11/25/2054 «(g)		4,226	2,108
5.150% due 11/25/2054		4,367	4,376
5.350% due 11/25/2054		14,059	14,391
5.450% due 11/25/2054		3,888	3,953
5.750% due 11/25/2054		1,943	1,975
6.250% due 11/25/2053		36,867	37,030
6.400% due 11/25/2053		179,510	186,466
6.600% due 11/25/2054		2,445	2,483
6.950% due 11/25/2053		38,717	40,143
7.400% due 11/25/2053		38,717	40,261
8.750% due 11/25/2054		1,463	1,490
9.100% due 11/25/2053		22,605	23,556
9.350% due 11/25/2053		20,976	21,314

CVC Cordatus Loan Fund VII DAC
2.644% due 09/15/2031 •	EUR	2,852	3,345

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •		21,413	25,140

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		$1,100	$1,055

Dryden 27 R Euro CLO DAC
2.686% due 04/15/2033 •	EUR	26,986	31,621

Dryden 52 Euro CLO DAC
2.896% due 05/15/2034 •		15,364	18,012

Dryden 54 Senior Loan Fund
5.475% due 10/19/2029 •		$770	770

Euro-Galaxy III CLO DAC
2.564% due 04/24/2034 •	EUR	26,456	31,068

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(c)		$11,000	11,000

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		11,850	11,891

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		6,896	5,517
4.000% due 04/20/2049		13,983	12,467

Harvest CLO XVI DAC
2.666% due 10/15/2031 •	EUR	13,927	16,365

Harvest CLO XXI DAC
1.040% due 07/15/2031		2,230	2,576
2.786% due 07/15/2031 •		19,668	23,105

Harvest CLO XXII DAC
2.876% due 01/15/2032 •		10,101	11,857

Jamestown CLO XI Ltd.
5.682% due 07/14/2031 •		$950	951

Jubilee CLO DAC
2.676% due 04/15/2031 •	EUR	30,245	35,533

KKR CLO 36 Ltd.
5.321% due 10/15/2034 •		$28,400	28,401

KKR CLO 9 Ltd.
5.529% due 07/15/2030 •		3,205	3,207

LCM 30 Ltd.
5.667% due 04/20/2031 •		8,352	8,366

Lendmark Funding Trust
1.900% due 11/20/2031		750	727

Madison Park Euro Funding XIV DAC
2.826% due 07/15/2032 •	EUR	14,427	16,955

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •		$277	277

MMAF Equipment Finance LLC
5.200% due 09/13/2027		1,934	1,940

Mosaic Solar Loan Trust
2.640% due 01/20/2053		15,683	13,531

Mountain View CLO XVI Ltd.
5.778% due 04/15/2034 •		6,100	6,110

Navient Private Education Loan Trust
3.610% due 12/15/2059		653	651

Nelnet Student Loan Trust
0.000% due 06/22/2065 •		27,700	27,740
4.670% due 06/22/2065		32,100	32,021
6.589% due 02/20/2041 •		4,068	4,157
6.640% due 02/20/2041		4,469	4,635

Northwoods Capital 25 Ltd.
4.862% due 07/20/2034 •		19,500	19,500

Oak Hill European Credit Partners VII DAC
2.764% due 10/20/2031 •	EUR	20,693	24,296

OCP Euro CLO DAC
3.300% due 10/20/2039 •		25,690	30,254

Octagon Investment Partners 39 Ltd.
5.475% due 10/20/2030 •		$2,982	2,984

OneMain Financial Issuance Trust
1.750% due 09/14/2035		1,050	1,032
5.132% due 06/16/2036 •		2,249	2,254

Palmer Square European Loan Funding DAC
2.746% due 10/15/2031 •	EUR	3,321	3,902

Park Avenue Institutional Advisers CLO Ltd.
5.342% due 01/20/2034 •		$12,400	12,407

Performer Funding 1 PLC
0.000% due 06/21/2035 (g)	GBP	27,414	19,769
5.973% due 06/21/2035 •		30,900	41,567
6.973% due 06/21/2035 •		21,700	29,281
7.973% due 06/21/2035 •		14,400	19,691

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.473% due 06/21/2035 •	GBP	6,200	$8,471
11.473% due 06/21/2035 •		9,300	12,705

Project Panama SPV LLC
7.819% due 01/03/2029 «~		$46,803	47,048

Rockford Tower CLO Ltd.
5.293% due 07/20/2034 •		8,400	8,401

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(c)		11,300	11,300

Romark CLO Ltd.
5.611% due 10/23/2030 •		6,985	6,989

Scalelogix ABS U.S. Issuer LLC
5.673% due 07/25/2055		19,400	19,444

Segovia European CLO DAC
2.904% due 07/20/2032 ~	EUR	19,337	22,724

Shackleton CLO Ltd.
5.603% due 05/07/2031 •		$141	141

SLC Student Loan Trust
5.529% due 06/15/2040 •		1,250	1,239

SLM Student Loan Trust
6.302% due 01/27/2026 •		199	200

SMB Private Education Loan Trust
0.000% due 03/15/2052 «(g)		1,595	2,117
0.000% due 09/15/2053 (g)		1	277
0.000% due 03/15/2055 «(g)		11	138
3.940% due 02/16/2055		26,321	25,761
4.780% due 03/15/2055		8,500	8,385
4.960% due 03/15/2055		177,223	178,072
5.100% due 03/15/2055		8,500	8,536
5.260% due 03/15/2055		16,900	16,336
5.550% due 03/15/2052		11,487	11,826
5.572% due 03/15/2055 •		19,713	19,750
5.674% due 03/15/2052 •		11,487	11,509
5.822% due 02/16/2055 •		10,925	11,036
6.022% due 09/15/2053 •		32,814	33,421
6.150% due 09/15/2053		20,214	21,370
6.250% due 03/15/2052		2,679	2,758
6.500% due 03/15/2052		1,100	1,156
6.930% due 09/15/2053		12,921	13,788
7.540% due 09/15/2053		2,644	2,807
8.290% due 03/15/2052		1,195	1,253
8.870% due 09/15/2053		5,450	5,933

SoFi Alternative Trust
4.643% due 05/16/2050 ~		42,375	40,673

SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(g)		4,019	5,438
4.910% due 03/27/2034 «		27,129	27,292
5.250% due 03/27/2034 «		3,796	3,850
5.770% due 03/27/2034 «		2,944	3,022
6.260% due 03/27/2034 «		2,177	2,253

Sound Point CLO XVIII Ltd.
5.707% due 01/21/2031 •		127	128

Sound Point CLO XX Ltd.
5.675% due 07/26/2031 •		1,870	1,873

Stonepeak ABS
2.301% due 02/28/2033		179	173

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		34,358	30,950

Symphony CLO 37 Ltd.
6.125% due 01/20/2037 •		14,075	14,137

Symphony CLO XXIV Ltd.
5.261% due 10/23/2035 •		13,300	13,300

T-Mobile U.S. Trust
5.050% due 09/20/2029		21,200	21,399

Toro European CLO 6 DAC
2.921% due 01/12/2032 •	EUR	9,637	11,327

Toro European CLO 7 DAC
2.846% due 02/15/2034 •		17,536	20,609

Triaxx Prime CDO Ltd.
4.590% due 10/02/2039 •		$2,660	25
4.763% due 10/02/2039 ^•(d)		13,598	125

Trinitas CLO VI Ltd.
0.000% due 01/25/2034 •(c)		16,100	16,100

Trinitas CLO XVII Ltd.
5.310% due 10/20/2034 •		29,700	29,700

Venture 32 CLO Ltd.
5.691% due 07/18/2031 •		635	636

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture 33 CLO Ltd.
5.639% due 07/15/2031 •		$3,447	$3,451

Venture 36 CLO Ltd.
5.717% due 04/20/2032 •		12,239	12,268

Venture XXIX CLO Ltd.
5.463% due 09/07/2030 •		7,445	7,456

Venture XXVII CLO Ltd.
5.637% due 07/20/2030 •		1,418	1,419

Venture XXVIII CLO Ltd.
5.577% due 07/20/2030 •		1,341	1,341

Vibrant CLO XI Ltd.
5.707% due 07/20/2032 •		14,372	14,396

Vibrant CLO XII Ltd.
5.301% due 04/20/2034 •		11,700	11,700

Voya CLO Ltd.
5.491% due 04/17/2030 •		1,981	1,983
5.789% due 10/15/2030 •		179	179

Wind River CLO Ltd.
5.122% due 07/20/2034 •		13,000	13,002

			2,185,627

Total Asset-Backed Securities (Cost $3,997,830)			3,816,417

SOVEREIGN ISSUES 9.5%

Abu Dhabi Government International Bonds
3.125% due 04/16/2030		1,600	1,556

Australia Government Bonds
2.750% due 06/21/2035	AUD	179,200	104,124

Brazil Government International Bonds
6.125% due 03/15/2034		$15,700	16,085
7.125% due 05/13/2054		2,450	2,491
7.250% due 01/12/2056		53,215	53,885

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (g)	BRL	2,838,500	498,218

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	67,100	50,900

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$106,950	108,641

European Union
2.875% due 10/05/2029	EUR	185,300	221,254

Israel Government International Bonds
5.375% due 03/12/2029		$31,800	32,721
5.500% due 03/12/2034		27,000	27,772
5.750% due 03/12/2054 (n)		3,900	3,697

Ivory Coast Government International Bonds
5.875% due 10/17/2031	EUR	20,800	24,344

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	9,406,000	48,769

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		15,900,000	91,726
2.400% due 03/20/2055		17,085,500	100,675
2.800% due 06/20/2055		12,340,000	79,082

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		20,860,000	129,297
2.400% due 03/20/2045		11,554,800	76,114

Korea Development Bank
3.000% due 01/13/2026		$2,600	2,592
5.019% (SOFRRATE + 0.700%) due 10/23/2026 ~		7,450	7,498

Korea National Oil Corp.
4.875% due 04/03/2029		1,700	1,740

Kuwait International Bonds
4.016% due 10/09/2028 (c)		18,500	18,500
4.136% due 10/09/2030 (c)		19,700	19,700
4.652% due 10/09/2035 (c)		14,200	14,200

Mexico Government International Bonds
3.500% due 09/19/2029	EUR	6,100	7,204
4.500% due 03/19/2034		5,500	6,562
4.750% due 03/22/2031		$13,600	13,522
5.000% due 04/27/2051		26,100	21,480
5.125% due 03/19/2038	EUR	800	957

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 03/22/2033		$16,000	$16,008
5.625% due 09/22/2035		28,400	28,302
6.000% due 05/07/2036		1,100	1,127
6.625% due 01/29/2038		12,208	12,861
6.875% due 05/13/2037		11,400	12,323

Mexico Udibonos
4.000% due 08/24/2034 (h)	MXN	3,249	170

New South Wales Treasury Corp.
2.750% due 11/20/2025 (h)	AUD	1,617	1,073

Paraguay Government International Bonds
4.950% due 04/28/2031		$8,000	8,104

Peru Government Bonds
5.940% due 02/12/2029	PEN	3,000	906
6.850% due 08/12/2035		93,230	28,400
7.300% due 08/12/2033		509,528	163,661

Peru Government International Bonds
5.350% due 08/12/2040		6,400	1,636
5.400% due 08/12/2034		1,051	293
6.150% due 08/12/2032		359,420	109,741
6.950% due 08/12/2031		284,001	90,599

Province of Alberta
2.050% due 08/17/2026		$6,000	5,908

Province of British Columbia
4.150% due 06/18/2034	CAD	31,300	23,482

Province of Ontario
3.650% due 06/02/2033		700	513
3.800% due 12/02/2034		95,200	69,339

Province of Quebec
3.600% due 09/01/2033		6,100	4,443
4.450% due 09/01/2034		275,700	211,137

Qatar Government International Bonds
4.400% due 04/16/2050		$46,200	41,384
5.103% due 04/23/2048		600	598

Republic of Poland Government International Bonds
5.125% due 09/18/2034		5,300	5,430

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	208,700	9,593
7.000% due 02/28/2031		1,368,700	75,181
8.500% due 01/31/2037		720,900	38,463
8.750% due 01/31/2044		57,990	2,923
8.750% due 02/28/2048		131,800	6,597
8.875% due 02/28/2035		4,729,500	269,050
9.000% due 01/31/2040		176,780	9,374

Republic of South Africa Government International Bonds
7.100% due 11/19/2036		$4,100	4,282

Romania Government International Bonds
2.000% due 01/28/2032	EUR	33,500	32,637
2.000% due 04/14/2033		5,190	4,787
3.000% due 02/27/2027		$5,240	5,119
3.624% due 05/26/2030	EUR	25,050	28,270
5.250% due 03/10/2030		12,000	14,527
5.250% due 05/30/2032		30,900	36,251
5.625% due 05/30/2037		29,200	32,819
6.250% due 09/10/2034		5,700	6,906

Saudi Government International Bonds
3.375% due 03/05/2032		17,800	21,114
3.750% due 03/05/2037		22,200	25,813
4.750% due 01/18/2028		$34,700	35,214
4.750% due 01/16/2030		13,600	13,903
4.875% due 07/18/2033		12,100	12,289
5.000% due 01/16/2034		12,600	12,920
5.125% due 01/13/2028		37,900	38,734
5.375% due 01/13/2031		57,500	60,468

Serbia International Bonds
1.000% due 09/23/2028	EUR	16,450	17,997
2.050% due 09/23/2036		15,500	14,222
3.125% due 05/15/2027		19,600	23,017

State of Israel
3.800% due 05/13/2060		$47,500	31,738

U.K. Gilts
0.500% due 10/22/2061	GBP	16,400	5,395
3.750% due 03/07/2027		447,000	599,186
4.375% due 07/31/2054		178,073	200,508

Total Sovereign Issues (Cost $4,243,579)			4,312,041

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV «(e)	775,108	$0

FINANCIALS 0.0%

MNSN Holdings, Inc. (e)(l)	7,633	458

INDUSTRIALS 0.1%

Drillco Holdings Luxembourg SA «(l)	195,636	4,239

Foresea Holdings SA «	1,161,108	25,157

		29,396

Total Common Stocks (Cost $32,812)		29,854

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

CoBank ACB
4.250% due 01/01/2027 •(i)	5,200,000	5,061

Encina Private Credit LLC «	3,411	0

Farm Credit Bank of Texas
7.000% due 09/15/2030 •(i)	9,300,000	9,771

		14,832

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032	8,700	4,741

Total Preferred Securities (Cost $23,044)		19,573

REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

CBL & Associates Properties, Inc.	26,809	820

Total Real Estate Investment Trusts (Cost $372)		820

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.4%

COMMERCIAL PAPER 0.3%

AES Corp.
4.500% due 10/07/2025	$23,300	23,280

AutoNation, Inc.
4.550% due 10/08/2025 (c)	5,300	5,294

Crown Castle, Inc.
4.610% due 10/21/2025 (c)	2,291	2,285
4.610% due 10/23/2025	18,959	18,903
4.620% due 10/21/2025	17,594	17,547
4.620% due 10/23/2025	9,805	9,776
4.800% due 10/07/2025	2,100	2,098

Dominion Energy, Inc.
4.480% due 10/03/2025	2,900	2,899

Eversource Energy
4.600% due 10/06/2025	1,200	1,199

HCA, Inc.
4.600% due 10/24/2025	26,800	26,717
4.750% due 10/09/2025	2,750	2,747

Oracle Corp.
4.330% due 11/19/2025	9,900	9,842

Southern California Edison Co.
4.800% due 10/27/2025	7,000	6,976

		129,563

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (m) 1.0%
			$448,291

NIGERIA TREASURY BILLS 0.1%
31.172% due 06/11/2026 - 09/29/2026 ~(f)(g)	NGN	73,366,707	43,377

U.S. TREASURY BILLS 0.0%
4.219% due 10/16/2025 - 01/27/2026 (f)(g)(p)(r)		$21,767	21,638

Total Short-Term Instruments (Cost $638,931)			642,869

Total Investments in Securities (Cost $59,557,933)			57,047,772

		SHARES
INVESTMENTS IN AFFILIATES 6.3%

MUTUAL FUNDS 0.1%

PIMCO Senior Loan Active Exchange-Traded Fund		586,600	29,958

Total Mutual Funds (Cost $29,652)			29,958

SHORT-TERM INSTRUMENTS 6.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%

PIMCO Short Asset Portfolio		246,866,033	2,422,002

PIMCO Short-Term Floating NAV Portfolio III		39,750,776	387,133

Total Short-Term Instruments (Cost $2,843,473)			2,809,135

Total Investments in Affiliates (Cost $2,873,125)			2,839,093

Total Investments 131.6% (Cost $62,431,058)			$59,886,865

Financial Derivative Instruments (o)(q) 0.1% (Cost or Premiums, net $196,193)			42,977

Other Assets and Liabilities, net (31.7)%			(14,435,910)

Net Assets 100.0%			$45,493,932

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Institutional Class Shares of each Fund.

(k)	Contingent convertible security.

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust 7.617% due 10/15/2027	09/21/2023	$48,284	$45,512	0.10%
Credit Opportunities Partners LLC 6.520% due 03/20/2028	02/20/2025	9,900	10,026	0.02
Credit Opportunities Partners LLC 6.740% due 03/20/2030	03/20/2025	8,400	8,575	0.02
Drillco Holdings Luxembourg SA	06/08/2023	3,913	4,239	0.01
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	8,900	9,016	0.02
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	5,800	5,924	0.01
Hardwood Funding LLC 5.160% due 06/07/2032	03/11/2025	13,900	14,315	0.03
MNSN Holdings, Inc.	06/02/2020	149	458	0.00
National Football League 5.480% due 10/05/2028	03/14/2024	27,600	28,328	0.06
Pantheon Senior Debt Secondaries III 6.043% due 03/26/2026	03/18/2025	15,300	15,302	0.03
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	15,000	16,922	0.04
Project Alfa Investindustrial VIII SCSp 4.117% due 02/27/2026	02/28/2025	10,489	11,871	0.03
Project Fenno TBD% - 0.500% due 07/10/2028	07/16/2025	17,323	17,479	0.04
Project Fenno 4.366% due 07/10/2028	07/16/2025	17,292	17,553	0.04
Ripon Investments Financing Ltd. 0.000% due 11/28/2025	01/11/2023	176	195	0.00

		$202,426	$205,715	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BAR	0.150%	10/03/2025	12/03/2025		$334,139	Barclays Bank PLC 4.050% due 09/02/2026	$(333,547)	$334,139	$334,139
JPS	4.220	07/30/2024	TBD	(2)	114,152	U.S. Treasury Bonds 1.375% due 11/15/2040	(119,065)	114,152	120,377

Total Repurchase Agreements							$(452,612)	$448,291	$454,516

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BAR	0.000%	09/04/2025	12/03/2025		$ (334,139)	$(334,138)
BRC	1.000	09/04/2025	TBD	(4)	EUR (6,383)	(7,500)
MBC	3.750	09/19/2025	TBD	(4)	$ (428)	(429)
RCE	1.000	07/22/2025	TBD	(4)	EUR (3,339)	(3,928)

Total Reverse Repurchase Agreements						$(345,995)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	2.500%	10/01/2055	$23,130	$(19,126)	$(19,491)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	25,000	(21,042)	(21,070)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2055	156,013	(152,923)	(151,347)

Total Short Sales (0.4)%				$(193,091)	$(191,908)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BAR	$334,139	$(334,138)	$0	$1	$18,257	$18,258
BRC	0	(7,500)	0	(7,500)	7,456	(44)
JPS	120,377	0	0	120,377	(122,581)	(2,204)
MBC	0	(429)	0	(429)	474	45
RCE	0	(3,928)	0	(3,928)	3,841	(87)

Total Borrowings and Other Financing Transactions	$454,516	$(345,995)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(334,138)	$(11,428)	$(345,566)
Sovereign Issues	0	0	0	(429)	(429)

Total Borrowings	$0	$0	$(334,138)	$(11,857)	$(345,995)

Payable for reverse repurchase agreements					$(345,995)

(n)	Securities with an aggregate market value of $368,683 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(208,589) at a weighted average interest rate of 0.035%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$	111.500	10/24/2025	3,234	$	3,234	$(603)	$(657)
Call - CBOT U.S. Treasury 10-Year Note November Futures		113.500	10/24/2025	2,415		2,415	(548)	(517)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	1,585	EUR	1,585	(583)	(354)
Call - EUREX Euro-Bund October 2025 Futures		129.500	10/24/2025	436		436	(96)	(123)
Call - EUREX Euro-Bund October 2025 Futures		130.500	10/24/2025	1,149		1,149	(525)	(121)

							$(2,355)	$(1,772)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$	111.000	10/24/2025	1,340	$	1,340	$(250)	$(150)
Call - CBOT U.S. Treasury 10-Year Note November Futures		114.000	10/24/2025	2,159		2,159	(540)	(297)

							$(790)	$(447)

Total Written Options							$(3,145)	$(2,219)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	1,958	$146,859	$(427)	$1,008	$0
Canada Government 10-Year Bond December Futures	12/2025	5,710	502,441	10,422	2,257	0
Euro-Bobl December Futures	12/2025	104	14,385	4	20	0
Long Guilt December Futures	12/2025	2,098	256,314	269	1,100	(141)
U.S. Treasury 5-Year Note December Futures	12/2025	74,144	8,096,177	15,970	2,896	0
U.S. Treasury 10-Year Note December Futures	12/2025	40,836	4,594,050	21,635	0	(638)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	3,136	376,516	10,260	0	(1,764)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	3,357	386,317	3,867	0	(210)

				$62,000	$7,281	$(2,753)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2025	3,851	$(581,300)	$(2,114)	$135	$(1,537)

Total Futures Contracts				$59,886	$7,416	$(4,290)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.170%	$	2,300	$444	$(416)	$28	$0	$0
AES Corp.	5.000	Quarterly	06/20/2028	0.623		1,100	154	(28)	126	0	0
AES Corp.	5.000	Quarterly	12/20/2028	0.706		3,600	447	28	475	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.226		13,300	118	(92)	26	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.237		7,900	120	(75)	45	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.364		1,700	3	21	24	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.402		75,100	(382)	1,569	1,187	0	(10)
Boeing Co.	1.000	Quarterly	06/20/2026	0.209		8,000	29	18	47	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.272		17,200	(91)	246	155	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.323		8,200	(477)	572	95	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2027	0.352		44,900	(2,000)	2,636	636	7	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.528		1,900	(32)	68	36	1	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.595		97,550	158	1,579	1,737	0	(16)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2030	0.648%	$	21,250	$372	$(12)	$360	$1	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.189	EUR	7,500	(34)	193	159	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.197	$	3,300	(42)	49	7	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065		26,100	169	12	181	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.322		7,100	1,374	(966)	408	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.618		6,962	882	(81)	801	0	(4)
Hess Corp.	1.000	Quarterly	12/20/2026	0.106		1,900	(21)	42	21	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		109,700	300	(84)	216	0	(3)
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240		47,300	299	(30)	269	0	(2)
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		57,600	1,270	(74)	1,196	0	(54)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.217		3,300	75	(56)	19	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.284		9,300	212	(129)	83	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.335		3,700	(60)	114	54	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.391		42,050	48	630	678	0	(7)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430		8,500	(21)	171	150	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.513		14,200	257	18	275	0	(2)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.581	EUR	3,400	27	18	45	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2028	0.656		6,300	(135)	216	81	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.124	$	6,800	49	24	73	0	0

							$3,512	$6,181	$9,693	$10	$(100)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$	1,100	$5	$16	$21	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		400	4	5	9	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		200	4	1	5	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		25,400	567	16	583	3	0

						$580	$38	$618	$3	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	164,100	$(746)	$(202)	$(948)	$226	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		19,400	0	15,440	15,440	0	(82)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	1,632	11,489	13,121	0	(70)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		1,180	56	(20)	36	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	95,600,000	(17,654)	18,195	541	814	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$879,430	(16,401)	7,595	(8,806)	0	(489)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		62,500	(123)	(892)	(1,015)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		568,000	8,127	(3,136)	4,991	0	(253)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		59,400	0	66	66	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		49,200	0	(6)	(6)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		106,700	0	(68)	(68)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		59,200	0	(176)	(176)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		133,600	0	(699)	(699)	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		129,000	0	(768)	(768)	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		204,400	0	(1,335)	(1,335)	0	(84)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		241,800	0	(1,606)	(1,606)	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		242,900	0	(1,640)	(1,640)	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		161,100	0	(1,361)	(1,361)	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		140,400	0	(1,190)	(1,190)	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		116,900	0	(1,023)	(1,023)	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		74,700	0	(674)	(674)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		111,100	0	(1,049)	(1,049)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		471,429	(540)	(7,093)	(7,633)	0	(161)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		189,460	6,269	(3,081)	3,188	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/15/2033		206,900	2,589	(3,420)	(831)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		312,700	2,155	(5,025)	(2,870)	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		303,200	1,576	(4,830)	(3,254)	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		437,940	1,986	(6,953)	(4,967)	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033		235,900	781	(3,721)	(2,940)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		37,800	(128)	(591)	(719)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		41,800	(119)	(952)	(1,071)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		70,100	(206)	(1,320)	(1,526)	0	(7)

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.884%	Annual	03/25/2035		$2,980	$(9)	$(44)	$(53)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		166,400	(1,189)	(1,154)	(2,343)	0	(13)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		214,836	(2,455)	1,107	(1,348)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		487,900	24,891	(7,643)	17,248	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		30,700	(91)	361	270	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	22,547	22,547	181	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		616,800	120,849	120,257	241,106	1,684	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,299,650	36,784	65,338	102,122	3,698	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		57,700	0	2,027	2,027	169	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		270,400	4,212	18,384	22,596	793	0
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		38,500	0	2,112	2,112	113	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		19,300	0	1,013	1,013	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.776	Annual	02/15/2055		6,700	0	208	208	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		16,800	0	426	426	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		146,600	17,814	636	18,450	420	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		42,400	4,048	1,168	5,216	122	0
Pay	1-Year BRL-CDI	11.463	Maturity	01/04/2027	BRL	310,700	0	(2,178)	(2,178)	0	(9)
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		2,520,500	0	(16,823)	(16,823)	0	(71)
Pay	1-Year BRL-CDI	11.754	Maturity	01/04/2027		213,300	0	(1,274)	(1,274)	0	(6)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		169,900	0	(152)	(152)	0	(31)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		1,633,700	15	(1,466)	(1,451)	0	(296)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		108,600	0	(56)	(56)	0	(1)
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029		387,600	0	335	335	0	(41)
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029		1,647,900	0	1,332	1,332	0	(176)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		878,000	0	(269)	(269)	0	(3)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		95,000	0	(11)	(11)	6	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		129,700	0	10	10	14	0
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029		1,177,500	(28)	645	617	129	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	668,600	(9,294)	20,429	11,135	290	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	47	1,644	1,691	41	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	323,800	(3,547)	9,382	5,835	851	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		16,400	(97)	238	141	34	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		154,300	(4,425)	7,073	2,648	438	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		305,200	1,364	3,588	4,952	928	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		171,600	(186)	(1,720)	(1,906)	551	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	63,800	(313)	(1,849)	(2,162)	12	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(4,486)	(5,321)	29	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(5,752)	(7,367)	31	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		233,700	(851)	(5,284)	(6,135)	37	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,956)	2,410	(3,546)	20	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		23,900	(46)	(826)	(872)	0	(19)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		52,500	(89)	119	30	0	(55)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		37,600	0	207	207	0	(39)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		56,000	0	289	289	0	(58)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		91,700	0	454	454	0	(95)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		34,600	(71)	(25)	(96)	0	(49)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		27,800	(52)	40	(12)	0	(39)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		28,900	(75)	(114)	(189)	88	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		10,640	(27)	(64)	(91)	32	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		812,900	606	530	1,136	2,724	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		289,100	(3,172)	(2,143)	(5,315)	0	(2,261)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	678,900	28	678	706	38	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	589,500	(3,954)	(19,210)	(23,164)	0	(1,145)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		3,200	0	(21)	(21)	0	(7)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		1,100	0	(10)	(10)	0	(2)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		48,700	176	(882)	(706)	0	(100)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		27,500	0	(1,497)	(1,497)	0	(61)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		38,200	0	110	110	0	(85)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		133,600	(29)	(1,594)	(1,623)	0	(299)

							$161,682	$208,504	$370,186	$14,640	$(7,183)

Total Swap Agreements							$165,774	$214,723	$380,497	$14,653	$(7,283)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$7,416	$14,653	$22,069	$(2,219)	$(4,290)	$(7,283)	$(13,792)

(p)

Securities with an aggregate market value of $1,051,712 and cash of $27,026 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	Future styled option variation margin asset of $215 and liability of $(44) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	346,090		$223,901	$0	$(5,107)
	10/2025	NZD	2,118		1,240	12	0
	10/2025		$90,033	AUD	137,100	686	0
	10/2025		750,742	CAD	1,044,432	0	(234)
	11/2025	AUD	137,100		$90,076	0	(685)
	11/2025	CAD	1,042,780		750,742	235	0
	11/2025		$1,242	NZD	2,118	0	(12)

BOA	10/2025	JPY	91,319		$622	5	0
	10/2025	NZD	1,488		857	0	(6)
	10/2025	PEN	71,901		19,968	0	(733)
	10/2025	SGD	61		48	0	0
	10/2025		$24,267	EUR	20,729	69	0
	10/2025		5,829	ILS	19,601	88	0
	10/2025		13,465	INR	1,191,053	0	(69)
	10/2025		8,413	JPY	1,255,443	83	(6)
	10/2025		7,345	KRW	10,169,611	0	(97)
	10/2025		3,458	PLN	12,441	0	(36)
	11/2025	EUR	62,971		$74,095	16	0
	11/2025	JPY	962,598		6,449	0	(83)
	11/2025		$4,100	ILS	13,708	39	0
	11/2025		858	NZD	1,488	6	0
	11/2025	ZAR	1,702,643		$97,692	0	(559)
	12/2025		$1,025	MXN	19,297	20	0

BPS	10/2025	BRL	1,346,900		$224,956	0	(28,113)
	10/2025	CNH	242,548		34,056	13	0
	10/2025	EUR	24,290		28,682	164	0
	10/2025	IDR	784,831,791		47,357	404	(93)
	10/2025	INR	1,215,453		13,800	129	0
	10/2025	KRW	36,298,163		26,160	298	0
	10/2025	NZD	1,466		859	9	0
	10/2025	SGD	3,072		2,398	16	0

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	TWD	5,553,512		$184,416	$2,056	$(61)
	10/2025		$248,499	BRL	1,346,900	4,588	(17)
	10/2025		1,011	GBP	750	0	(3)
	10/2025		58,959	IDR	972,528,024	0	(669)
	10/2025		26,301	INR	2,327,455	0	(121)
	10/2025		7,532	JPY	1,119,090	35	0
	10/2025		46,870	KRW	64,717,060	0	(754)
	10/2025		34,045	PLN	123,912	49	(12)
	10/2025		179	TRY	7,628	4	0
	10/2025		18	TWD	541	0	0
	11/2025	IDR	171,959,973		$10,290	0	(10)
	11/2025	INR	1,042,297		11,710	0	(1)
	11/2025	JPY	1,115,203		7,532	0	(35)
	11/2025	KRW	9,013,676		6,430	2	0
	11/2025		$3,247	BRL	17,390	0	(5)
	11/2025		7,125	ILS	23,947	105	0
	11/2025		860	NZD	1,466	0	(9)
	12/2025	TWD	177,968		$5,930	55	0
	12/2025		$458	HUF	152,236	0	(2)
	12/2025		16,929	IDR	284,825,434	105	0
	01/2026	TWD	536		$18	0	0
	04/2026	BRL	417,200		73,035	0	(2,010)
	05/2026		$7,555	KWD	2,302	14	(1)
	06/2026		5,178		1,581	21	0
	07/2026		1,881		574	9	0
	06/2027		2,856		866	0	(3)
	05/2029	KWD	12,803		$44,014	1,629	0
	07/2029		1,291		4,440	164	0

BRC	10/2025	CHF	29,962		37,492	0	(147)
	10/2025	EUR	2,797		3,279	0	(5)
	10/2025	GBP	1,298,370		1,745,751	0	(427)
	10/2025	IDR	3,919,681		239	4	0
	10/2025	TRY	316,691		7,612	0	(5)
	10/2025	TWD	340,129		11,255	84	0
	10/2025		$4,431	GBP	3,281	0	(18)
	10/2025		106,080	INR	9,381,461	0	(554)
	10/2025		1	NOK	11	0	0
	10/2025		22,436	PLN	82,034	130	0
	10/2025		142,544	TRY	6,100,690	3,182	0
	11/2025	AUD	371,204		$245,384	0	(357)
	11/2025	NOK	11		1	0	0
	11/2025		$27,804	CHF	22,105	75	0
	11/2025		3,286	EUR	2,797	5	0
	11/2025		194,580	TRY	8,491,447	2,862	0
	11/2025	ZAR	111,726		$6,345	0	(102)
	12/2025		$981	MXN	18,142	2	0
	12/2025		1,487	MYR	6,238	0	(2)
	12/2025		43,478	TRY	1,910,598	97	0

BSH	10/2025	BRL	1,875,260		$352,585	242	0
	10/2025	EUR	1,899,216		2,206,608	0	(23,168)
	10/2025	NZD	436		253	0	0
	10/2025	PEN	262,700		73,606	0	(2,030)
	10/2025		$336,207	BRL	1,875,260	16,137	0
	10/2025		17,029	PEN	59,737	172	0
	11/2025		253	NZD	436	0	0
	12/2025	PEN	238,193		$67,491	0	(971)
	01/2026		23,458		6,586	0	(150)
	03/2026		74,614		21,204	0	(185)
	04/2026	BRL	792,700		139,569	0	(3,021)

CBK	10/2025	AUD	156,696		103,956	463	(193)
	10/2025	BRL	1,979,620		371,760	0	(192)
	10/2025	CAD	1,201		862	0	(1)
	10/2025	CNH	976,638		137,517	442	0
	10/2025	EUR	136,339		160,243	256	(81)
	10/2025	GBP	92,408		124,728	448	0
	10/2025	IDR	494,845,250		29,802	219	(76)
	10/2025	INR	12,947,169		145,703	71	0
	10/2025	NOK	3,365		341	4	0
	10/2025	PEN	160,638		45,656	0	(590)
	10/2025	SGD	67,313		52,447	264	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	THB	35,179		$1,090	$3	$0
	10/2025	TWD	3,825,915		129,106	3,400	0
	10/2025		$372,207	BRL	1,979,620	0	(255)
	10/2025		4,887	CAD	6,705	0	(69)
	10/2025		1,963	DKK	12,569	14	0
	10/2025		30,330	EUR	26,003	202	(3)
	10/2025		2,364	GBP	1,751	0	(10)
	10/2025		30,796	IDR	506,311,367	0	(449)
	10/2025		57,336	INR	5,036,870	0	(687)
	10/2025		121	NOK	1,208	0	0
	10/2025		10,748	PEN	37,596	80	0
	10/2025		9,908	SEK	93,905	67	0
	10/2025		538,313	SGD	694,641	189	0
	10/2025		39,216	TWD	1,193,266	32	(51)
	10/2025	ZAR	27,713		$1,600	0	(4)
	11/2025	NOK	1,038		104	0	0
	11/2025	PEN	158,277		42,849	0	(2,675)
	11/2025	SGD	692,842		538,313	0	(201)
	11/2025		$862	CAD	1,199	1	0
	11/2025		5,130	ILS	17,192	61	0
	11/2025		145,703	INR	12,973,713	0	(74)
	12/2025	PEN	171,431		$47,553	0	(1,720)
	12/2025	TWD	892,847		29,531	69	(11)
	12/2025		$371,760	BRL	2,007,911	131	0
	12/2025		17,504	IDR	294,153,429	88	0
	12/2025		13	PEN	47	0	0
	01/2026	PEN	190,027		$53,124	0	(1,442)
	01/2026	TWD	291,229		9,654	5	0
	03/2026		$6,177	PEN	21,712	49	0
	08/2026	PEN	39,462		$10,948	0	(304)

CIB	11/2025	ZAR	689,800		39,805	0	(1)

DUB	10/2025	CNH	519,735		73,096	149	0
	10/2025	IDR	206,465,456		12,597	223	0
	10/2025	INR	1,909,087		21,490	19	0
	10/2025	KRW	22,714,352		16,382	194	0
	10/2025	RON	210		48	0	0
	10/2025	SGD	170,627		133,131	857	0
	10/2025		$22,685	ILS	77,510	716	0
	10/2025		27,619	INR	2,442,006	0	(152)
	10/2025		32	KRW	43,921	0	0
	11/2025	ILS	77,471		$22,685	0	(705)
	11/2025	INR	147,720		1,660	2	0
	11/2025		$21,490	INR	1,912,882	0	(18)
	11/2025	ZAR	269,792		$15,413	0	(156)

FAR	10/2025	BRL	323,952		60,951	83	0
	10/2025	CHF	3,977		4,991	0	(4)
	10/2025	CNH	226,605		31,916	111	0
	10/2025	JPY	44,628,588		303,572	1,793	0
	10/2025	NZD	1,034		605	6	0
	10/2025	SGD	179		140	1	0
	10/2025		$60,909	BRL	323,952	0	(42)
	10/2025		2,281,895	EUR	1,953,175	11,232	0
	10/2025		1,776,960	GBP	1,321,298	53	0
	10/2025		54,444	INR	4,801,953	0	(437)
	10/2025		44,641	PLN	163,003	198	0
	11/2025	EUR	1,953,175		$2,286,481	0	(11,235)
	11/2025	GBP	1,321,298		1,777,275	0	(50)
	11/2025	PEN	57,960		15,677	0	(996)
	11/2025		$4,991	CHF	3,961	4	0
	11/2025		606	NZD	1,034	0	(6)
	12/2025	MXN	3,702		$196	0	(4)
	12/2025		$60,951	BRL	328,597	0	(90)
	12/2025		175,564	MXN	3,328,951	4,746	0

GLM	10/2025	BRL	1,935,320		$332,792	81	(30,918)
	10/2025	CHF	1,408		1,761	0	(8)
	10/2025	CNH	17,864		2,513	6	0
	10/2025	IDR	285,420,012		$17,114	7	0
	10/2025	KRW	34,872,843		24,705	0	(149)
	10/2025	SGD	2,538		1,981	13	0
	10/2025		$353,532	BRL	1,935,320	10,141	(45)

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$13,972	IDR	230,959,968	$1	$(130)
	10/2025		15,594	INR	1,368,401	0	(204)
	10/2025		24,705	KRW	34,883,900	149	0
	10/2025		69,244	PLN	251,873	35	0
	11/2025		1,313	ILS	4,379	9	0
	11/2025		25,893	TRY	1,128,652	174	0
	11/2025	ZAR	369,935		$21,313	0	(34)
	12/2025	IDR	2,872,022		171	0	(1)
	12/2025	MXN	15,841		834	0	(24)
	12/2025		$16,893	IDR	282,451,595	0	0
	12/2025		21,655	MXN	419,232	1,052	0
	04/2026	BRL	1,628,600		$287,127	35	(5,859)

IND	10/2025	AUD	9,841		6,430	0	(82)
	10/2025	DKK	13,680		2,139	0	(12)
	11/2025		$2,139	DKK	13,648	12	0

JPM	10/2025	BRL	1,740		$319	0	(8)
	10/2025	CAD	921,231		666,624	4,646	0
	10/2025	DKK	9,486		1,490	0	(2)
	10/2025	EUR	15,032		17,624	0	(25)
	10/2025	IDR	412,097,300		24,683	0	(17)
	10/2025	KRW	39,313,756		28,358	338	0
	10/2025	PEN	15,366		4,387	0	(37)
	10/2025	SGD	11,982		9,321	32	0
	10/2025	TRY	414,158		9,946	0	(8)
	10/2025		$1,067	AUD	1,614	1	0
	10/2025		327	BRL	1,740	0	0
	10/2025		1,094	EUR	929	0	(3)
	10/2025		5,458	GBP	4,060	3	0
	10/2025		49,884	IDR	826,808,270	15	(333)
	10/2025		6,242	ILS	20,957	85	0
	10/2025		14,785	PLN	54,332	161	0
	10/2025		3,036	TWD	92,212	0	(7)
	11/2025	ILS	9,913		$2,972	0	(21)
	11/2025		$97,365	BRL	537,579	2,832	0
	11/2025		1,490	DKK	9,464	2	0
	11/2025	ZAR	238,910		$13,630	0	(156)
	12/2025		$371	MXN	6,944	5	0

MBC	10/2025	CAD	2,748		$1,999	25	0
	10/2025	CHF	1,403		1,759	0	(4)
	10/2025	CNH	264,484		37,211	89	0
	10/2025	EUR	21,812		25,831	223	0
	10/2025	IDR	20,464,198		1,243	16	0
	10/2025	JPY	64,925		443	4	0
	10/2025	KRW	87,177,863		62,525	401	0
	10/2025	SEK	155,923		16,264	0	(298)
	10/2025	SGD	434,024		338,673	2,207	0
	10/2025	THB	83,085		2,580	12	0
	10/2025		$45,001	CHF	35,684	0	(175)
	10/2025		41,126	CNH	292,963	0	(8)
	10/2025		41,900	EUR	35,679	17	(28)
	10/2025		80,693	GBP	59,638	7	(493)
	10/2025		6,011	JPY	891,734	22	(3)
	10/2025		40,055	KRW	55,953,706	0	(177)
	10/2025		1	NOK	11	0	0
	10/2025		3,859	NZD	6,574	0	(47)
	10/2025		7,481	SEK	71,635	128	0
	10/2025		5,230	THB	169,321	3	0
	11/2025	CNH	292,268		$41,126	7	0
	11/2025	JPY	948,220		6,412	0	(22)
	11/2025	NOK	11		1	0	0
	11/2025		$10,259	EUR	8,716	0	(5)
	11/2025		22,442	GBP	16,692	11	0
	11/2025		2,487	ILS	8,276	12	0
	11/2025	ZAR	158,882		$9,166	0	(3)
	12/2025		$2,523	MXN	47,726	62	0

MYI	10/2025	BRL	20,200		$3,322	0	(474)
	10/2025	CNH	267,016		37,525	48	0
	10/2025	IDR	82,744,136		5,026	65	0
	10/2025	JPY	496,748		3,366	7	0
	10/2025		$3,798	BRL	20,200	0	(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$141,727	JPY	21,158,455	$1,347	$0
	10/2025		18,562	PLN	67,194	0	(80)
	10/2025		23,903	TWD	720,142	0	(242)
	11/2025	JPY	21,085,237		$141,727	0	(1,347)
	12/2025	TWD	715,457		23,903	286	0
	12/2025		$630	CZK	12,983	0	(2)

NGF	10/2025	KRW	52,072,392		$37,441	328	0
	10/2025		$12,376	IDR	204,858,937	0	(98)
	11/2025		55,589	TRY	2,427,664	756	0
	12/2025		19,342		848,162	62	0

SCX	10/2025	BRL	47,065		$8,847	4	0
	10/2025	CNH	194,192		27,329	73	0
	10/2025	IDR	291,882,027		17,481	0	(13)
	10/2025	INR	1,359,161		15,289	3	0
	10/2025	JPY	2,334,167		15,871	88	0
	10/2025	PEN	62,817		17,914	0	(166)
	10/2025	RON	304		70	0	0
	10/2025	SGD	4,303		3,374	38	0
	10/2025	TWD	2,604,334		87,681	2,116	0
	10/2025		$8,849	BRL	47,065	0	(6)
	10/2025		1,649	DKK	10,596	17	0
	10/2025		13,822	IDR	227,281,805	0	(200)
	10/2025		28,691	INR	2,533,301	0	(197)
	10/2025		3,188	NZD	5,431	0	(39)
	10/2025		2,353	SEK	22,160	0	0
	11/2025	JPY	4,568		$31	0	0
	11/2025		$13,628	INR	1,213,958	0	(1)
	11/2025		419	SGD	539	0	0
	12/2025		8,847	BRL	47,737	0	(5)
	12/2025		146	CZK	2,992	0	(1)
	12/2025		17,481	IDR	292,619,730	20	0
	12/2025		1,460	MXN	27,058	5	0

SOG	10/2025	EUR	48,544	RON	247,324	0	(16)
	10/2025	JPY	23,288,657		$158,360	881	0
	10/2025	NZD	5,462		3,182	16	0
	10/2025		$309,663	JPY	46,077,786	1,916	0
	11/2025	JPY	45,918,434		$309,663	0	(1,918)
	12/2025	EUR	48,544	RON	248,463	0	(20)

SSB	10/2025		$1,323	CHF	1,062	11	0

UAG	10/2025	CAD	125,957		91,161	650	0
	10/2025	ILS	125,857		37,726	0	(271)
	10/2025	PLN	20		6	0	0
	10/2025		$1,793	AUD	2,709	0	(1)
	10/2025		2,274	ILS	7,783	75	0
	10/2025		626	INR	55,304	0	(4)
	10/2025		206	NOK	2,100	4	0
	10/2025		20,611	PLN	74,742	0	(52)
	10/2025		5,230	THB	169,253	1	0
	10/2025		1,604	ZAR	27,712	1	0
	10/2025	ZAR	27,725		$1,604	0	(1)
	11/2025	ILS	7,779		2,274	0	(74)
	11/2025	ZAR	121,621		6,899	0	(119)
	12/2025		$327	HUF	108,116	0	(3)
	12/2025		19,355	MXN	361,707	236	0

Total Forward Foreign Currency Contracts						$93,200	$(138,371)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC EUR versus USD	$	1.122	10/14/2025	4,722	$577	$9
	Put - OTC EUR versus USD		1.110	11/26/2025	42,662	180	15

BRC	Put - OTC AUD versus USD		0.623	10/14/2025	31,603	92	0
	Put - OTC EUR versus USD		1.132	10/10/2025	231,613	839	6
	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	92,604	578	45

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC AUD versus USD	$	0.625	10/08/2025	115,500	$445	$0
	Put - OTC EUR versus USD		1.129	10/14/2025	215,353	833	8
	Put - OTC EUR versus USD		1.100	12/17/2025	10,619	1,214	218

MBC	Put - OTC AUD versus USD		0.618	10/10/2025	121,700	320	0
	Put - OTC EUR versus USD		1.098	12/23/2025	12,238	1,421	245

MYI	Put - OTC EUR versus USD		1.145	10/08/2025	228,034	1,425	18
	Put - OTC EUR versus USD		1.110	11/24/2025	247,628	1,162	78
	Call - OTC USD versus SEK	SEK	10.125	10/14/2025	20,220	106	0

Total Purchased Options						$9,192	$642

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	62,100	$ (189)	$(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	62,200	(171)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	85,600	(223)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	62,200	(171)	(379)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	85,600	(223)	(336)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	64,500	(164)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	64,500	(164)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	45,300	(104)	(28)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	45,300	(104)	(101)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	83,600	(255)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	83,600	(242)	(279)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	87,900	(301)	(27)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	87,900	(301)	(24)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	57,500	(183)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	57,500	(183)	(103)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	64,000	(173)	(223)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	64,000	(173)	(109)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	43,800	(113)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	43,800	(113)	(9)

Total Written Options							$(3,550)	$(1,698)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
BOA	Peru Government International Bonds	1.000%	Quarterly	12/20/2027	0.309%		$	11,500	$(281)	$455	$174	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394			90,600	(4,513)	5,196	683	0

BPS	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.242			21,600	(619)	977	358	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			25,000	(1,199)	1,233	34	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025			5,000	(446)	444	0	(2)
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210			2,200	6	7	13	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.406			500	(16)	22	6	0

BRC	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.242			46,900	(1,519)	2,296	777	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766			43,700	(2,009)	2,142	133	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394			8,500	(413)	477	64	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2025	0.632			13,800	4	11	15	0

CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766			37,700	(1,873)	1,988	115	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			9,400	(338)	351	13	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394			53,100	(2,713)	3,113	400	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		17,411	0	223	223	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦		7,588	0	101	101	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394			9,100	(407)	475	68	0

GST	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.242			30,200	(875)	1,375	500	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			44,310	(1,711)	1,772	61	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025			20,976	(1,870)	1,864	0	(6)
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631			400	(5)	10	5	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543			2,000	(21)	49	28	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872			5,900	(50)	57	7	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394			20,000	(961)	1,112	151	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
JPM	Colombia Government International Bonds	1.000%	Quarterly	06/20/2027	0.933%	$	4,900	$(189)	$196	$7	$0

MYC	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.242		38,500	(1,146)	1,784	638	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933		17,300	(622)	646	24	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025		18,974	(1,692)	1,687	0	(5)
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.289		2,000	6	12	18	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.365		700	(2)	10	8	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.487		1,300	(25)	43	18	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543		5,700	(60)	141	81	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394		385,900	(18,192)	21,099	2,907	0

								$(43,751)	$51,368	$7,630	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	132,204	$25,532	$1,860	$27,392	$0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$	4,498	(1,301)	948	0	(353)

GST	CDX.iTraxx Crossover 38 5-Year 35-100% Index	5.000	Quarterly	12/20/2027	EUR	60,678	9,567	(1,974)	7,593	0
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		84,077	16,804	616	17,420	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		103,792	21,071	434	21,505	0

							$71,673	$1,884	$73,910	$(353)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Leveraged Loan Index	25,568	226.850%	Maturity	12/22/2025	$5,800	$0	$(13)	$0	$(13)

CBK	Pay	iBoxx USD Liquid Investment Grade Index	800,000	3.750% (SOFR less a specified spread)	Monthly	07/08/2026	89,176	0	0	0	0

MYC	Receive	iBoxx USD Liquid Leveraged Loan Index	14,160	227.400%	Maturity	12/22/2025	3,220	0	1	1	0
	Receive	iBoxx USD Liquid Leveraged Loan Index	63,748	227.300%	Maturity	12/22/2025	14,490	0	(4)	0	(4)
	Receive	iBoxx USD Liquid Leveraged Loan Index	14,170	227.250%	Maturity	12/22/2025	3,220	0	(1)	0	(1)
	Receive	iBoxx USD Liquid Leveraged Loan Index	14,157	227.450%	Maturity	12/22/2025	3,220	0	37	37	0
	Receive	iBoxx USD Liquid Leveraged Loan Index	36,790	226.690%	Maturity	12/22/2025	8,340	0	(25)	0	(25)

								$0	$(5)	$38	$(43)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	iShares iBoxx USD Investment Grade Corporate Bond ETF	1,700,000	3.750% (SOFR less a specified spread)	Monthly	09/23/2026	$189,142	$0	$(242)	$0	$(242)

Total Swap Agreements								$27,922	$53,005	$81,578	$(651)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$933	$0	$0	$933	$(6,038)	$0	$0	$(6,038)	$(5,105)	$3,869	$(1,236)
BOA	326	0	857	1,183	(1,589)	(767)	0	(2,356)	(1,173)	1,074	(99)
BPS	9,869	24	27,803	37,696	(31,919)	0	(257)	(32,176)	5,520	(5,605)	(85)
BRC	6,441	51	989	7,481	(1,617)	(135)	(353)	(2,105)	5,376	(9,637)	(4,261)
BSH	16,551	0	0	16,551	(29,525)	0	0	(29,525)	(12,974)	10,988	(1,986)
CBK	6,558	0	528	7,086	(9,088)	(297)	0	(9,385)	(2,299)	1,078	(1,221)
CIB	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
DUB	2,160	0	392	2,552	(1,031)	(51)	0	(1,082)	1,470	(1,100)	370

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
FAR	$18,227	$0	$0	$18,227	$(12,864)	$0	$0	$(12,864)	$5,363	$(6,783)	$(1,420)
GLM	11,703	226	0	11,929	(37,372)	(437)	0	(37,809)	(25,880)	26,033	153
GST	0	0	25,765	25,765	0	0	(6)	(6)	25,759	(25,590)	169
IND	12	0	0	12	(94)	0	0	(94)	(82)	0	(82)
JPM	8,120	0	21,512	29,632	(617)	0	0	(617)	29,015	(29,169)	(154)
MBC	3,246	245	0	3,491	(1,263)	0	0	(1,263)	2,228	(1,980)	248
MYC	0	0	3,732	3,732	0	(11)	(35)	(46)	3,686	(3,620)	66
MYI	1,753	96	0	1,849	(2,148)	0	0	(2,148)	(299)	364	65
NGF	1,146	0	0	1,146	(98)	0	0	(98)	1,048	(810)	238
SCX	2,364	0	0	2,364	(628)	0	0	(628)	1,736	(2,100)	(364)
SOG	2,813	0	0	2,813	(1,954)	0	0	(1,954)	859	(1,630)	(771)
SSB	11	0	0	11	0	0	0	0	11	0	11
UAG	967	0	0	967	(525)	0	0	(525)	442	(180)	262

Total Over the Counter	$93,200	$642	$81,578	$175,420	$(138,371)	$(1,698)	$(651)	$(140,720)

(r)

Securities with an aggregate market value of $43,406 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,416	$7,416
Swap Agreements	0	13	0	0	14,640	14,653

	$0	$13	$0	$0	$22,056	$22,069

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$93,200	$0	$93,200
Purchased Options	0	0	0	642	0	642
Swap Agreements	0	81,540	0	0	38	81,578

	$0	$81,540	$0	$93,842	$38	$175,420

	$0	$81,553	$0	$93,842	$22,094	$197,489

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,219	$2,219
Futures	0	0	0	0	4,290	4,290
Swap Agreements	0	100	0	0	7,183	7,283

	$0	$100	$0	$0	$13,692	$13,792

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$138,371	$0	$138,371
Written Options	0	0	0	0	1,698	1,698
Swap Agreements	0	366	242	0	43	651

	$0	$366	$242	$138,371	$1,741	$140,720

	$0	$466	$242	$138,371	$15,433	$154,512

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the year ended September, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11,403	$11,403
Futures	0	0	0	0	236,481	236,481
Swap Agreements	0	11,684	0	0	56,465	68,149

	$0	$11,684	$0	$0	$304,349	$316,033

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(315,583)	$0	$(315,583)
Purchased Options	0	0	0	0	(19,316)	(19,316)
Written Options	0	1,491	0	0	44,343	45,834
Swap Agreements	0	15,730	(5,606)	0	(1,221)	8,903

	$0	$17,221	$(5,606)	$(315,583)	$23,806	$(280,162)

	$0	$28,905	$(5,606)	$(315,583)	$328,155	$35,871

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(134,180)	$(134,180)
Futures	0	0	0	0	960	960
Swap Agreements	0	(11,442)	0	0	29,280	17,838

	$0	$(11,442)	$0	$0	$(103,940)	$(115,382)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,340)	$0	$(4,340)
Purchased Options	0	0	0	(8,550)	(4,419)	(12,969)
Written Options	0	(121)	0	1,869	8,593	10,341
Swap Agreements	0	8,737	(1,171)	0	409	7,975

	$0	$8,616	$(1,171)	$(11,021)	$4,583	$1,007

	$0	$(2,826)	$(1,171)	$(11,021)	$(99,357)	$(114,375)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,773	$506,599	$516,372
Corporate Bonds & Notes
Banking & Finance	0	5,845,073	103,046	5,948,119
Industrials	0	2,766,763	599,301	3,366,064
Utilities	26,649	1,182,185	0	1,208,834
Municipal Bonds & Notes
California	0	43,380	0	43,380
Connecticut	0	177	0	177
Florida	0	5,319	0	5,319

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Georgia	$0	$52,527	$0	$52,527
Louisiana	0	5,006	0	5,006
New York	0	77,628	0	77,628
Rhode Island	0	179	0	179
Texas	0	99,002	0	99,002
West Virginia	0	19,480	0	19,480
U.S. Government Agencies	0	20,061,302	0	20,061,302
U.S. Treasury Obligations	0	7,605,898	0	7,605,898
Non-Agency Mortgage-Backed Securities	0	8,658,174	558,737	9,216,911

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Asset-Backed Securities
Automobile Sequential	$0	$77,514	$0	$77,514
Casino Services	0	0	57,522	57,522
CMBS Other	0	641,235	0	641,235
Home Equity Other	0	711,315	78,214	789,529
Home Equity Sequential	0	6,231	0	6,231
Manufacturing House Sequential	0	64	0	64
Whole Loan Collateral	0	58,695	0	58,695
Other ABS	16,100	2,045,265	124,262	2,185,627
Sovereign Issues	52,400	4,259,641	0	4,312,041
Common Stocks
Financials	458	0	0	458
Industrials	0	0	29,396	29,396
Preferred Securities
Banking & Finance	0	14,832	0	14,832
Industrials	0	4,741	0	4,741
Real Estate Investment Trusts
Real Estate	820	0	0	820
Short-Term Instruments
Commercial Paper	0	129,563	0	129,563
Repurchase Agreements	0	448,291	0	448,291
Nigeria Treasury Bills	0	43,377	0	43,377
U.S. Treasury Bills	0	21,638	0	21,638

	$96,427	$54,894,268	$2,057,077	$57,047,772

Investments in Affiliates, at Value
Mutual Funds	29,958	0	0	29,958
Short-Term Instruments

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Central Funds Used for Cash Management Purposes	$2,809,135	$0	$0	$2,809,135

	$2,839,093	$0	$0	$2,839,093

Total Investments	$2,935,520	$54,894,268	$2,057,077	$59,886,865

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(191,908)	$0	$(191,908)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,520	17,549	0	22,069
Over the counter	0	175,096	324	175,420

	$4,520	$192,645	$324	$197,489

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,276)	(11,516)	0	(13,792)
Over the counter	0	(140,367)	(353)	(140,720)

	$(2,276)	$(151,883)	$(353)	$(154,512)

Total Financial Derivative Instruments	$2,244	$40,762	$(29)	$42,977

Totals	$2,937,764	$54,743,122	$2,057,048	$59,737,934

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$362,833	$231,061	$(102,982)	$318	$(122)	$4,660	$10,831	$0	$506,599	$6,096
Corporate Bonds & Notes
Banking & Finance	85,867	64,682	(48,938)	3	186	1,246	0	0	103,046	1,735
Industrials	70,557	527,700	0	(2)	0	1,046	0	0	599,301	1,045
Non-Agency Mortgage-Backed Securities	357,715	378,019	(30,514)	673	304	484	0	(147,944)	558,737	(3,264)
Asset-Backed Securities
Casino Services	55,652	0	(1,627)	0	(116)	3,613	0	0	57,522	3,295
Home Equity Other	0	78,152	(490)	4	18	530	0	0	78,214	530
Other ABS	146,039	51,341	(65,599)	322	(2,870)	(4,971)	0	0	124,262	(5,992)
Common Stocks
Financials	34	0	0	0	0	424	0	(458)	0	0
Industrials	34,173	0	0	0	0	(4,777)	0	0	29,396	(4,777)

	$1,112,870	$1,330,955	$(250,150)	$1,318	$(2,600)	$2,255	$10,831	$(148,402)	$2,057,077	$(1,332)

Financial Derivative Instruments - Assets
Over the counter	$283	$0	$(57)	$0	$0	$98	$0	$0	$324	$99

Financial Derivative Instruments - Liabilities
Over the counter	$(372)	$0	$(7)	$0	$60	$(34)	$0	$0	$(353)	$0

Totals	$1,112,781	$1,330,955	$(250,214)	$1,318	$(2,540)	$2,319	$10,831	$(148,402)	$2,057,048	$(1,233)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

Schedule of Investments	PIMCO Total Return Fund	(Cont.)	September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$45,032	Cost	Purhcase Price		100.000	—
	360,436	Discounted Cash Flow	Discount Rate		4.070-16.304	7.957
	90,300	Indicative Market Quotation	Broker Quote		95.558-101.750	97.283
	10,831	Third Party Vendor	Broker Quote		97.000	—
Corporate Bonds & Notes
Banking & Finance	80,052	Discounted Cash Flow	Discount Rate		4.320-12.000	6.071
	195	Discounted Cash Flow	Discount Rate		10.000	—
	4,953	Expected Recovery	Recovery Rate		100.000	—
	17,846	Recent Transaction	Purchase Price		100.000	—
Industrials	71,601	Discounted Cash Flow	Discount Rate		4.610-6.730	5.996
	527,700	Recent Transaction	Purchase Price		100.000	—
Non-Agency Mortgage-Backed Securities	184,977	Discounted Cash Flow	Discount Rate		5.102-20.000	8.038
	373,760	Proxy Pricing	Base Price		86.250-107.972	97.037
Asset-Backed Securities
Casino Services	57,522	Discounted Cash Flow	Discount Rate		6.124	—
Home Equity Other	72,224	Indicative Market Quotation	Broker Quote		97.063	—
	5,990	Proxy Pricing	Base Price		99.999	—
Other ABS	124,262	Discounted Cash Flow	Discount Rate		4.616-24.400	7.787
Common Stocks
Industrials	29,396	Indicative Market Quotation	Broker Quote	$	21.667	—

Financial Derivative Instruments - Assets
Over the counter	324	Indicative Market Quotation	Broker Quote		0.939-0.978	0.951

Financial Derivative Instruments - Liabilities
Over the counter	(353)	Indicative Market Quotation	Broker Quote		92.000	—

Total	$2,057,048

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Notes to Financial Statements	September 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established MLM 700 LLC, a Delaware limited liability company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Notes to Financial Statements	(Cont.)

has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final

48	PIMCO TOTAL RETURN FUND

September 30, 2025	(Unaudited)

determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Notes to Financial Statements	(Cont.)

relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

50	PIMCO TOTAL RETURN FUND

September 30, 2025	(Unaudited)

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Notes to Financial Statements	(Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in

52	PIMCO TOTAL RETURN FUND

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the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$2,357,943	$58,925	$0	$0	$5,134	$2,422,002	$58,923	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$451,589	$5,554,004	$(5,618,699)	$96	$143	$387,133	$9,393	$0

Investments in PIMCO Senior Loan Active Exchange-Traded Fund

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$29,556	$0	$0	$0	$402	$29,958	$921	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund

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Notes to Financial Statements	(Cont.)

will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants.

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These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Fund invests in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2025, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

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Notes to Financial Statements	(Cont.)

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively.

Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be

56	PIMCO TOTAL RETURN FUND

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equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of

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Notes to Financial Statements	(Cont.)

the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Notes to Financial Statements	(Cont.)

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on

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corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings

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Notes to Financial Statements	(Cont.)

from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the

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legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such

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Notes to Financial Statements	(Cont.)

legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Fund, or their service providers to adapt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral

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are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements	(Cont.)

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.21%	0.31%	0.41%(1)	0.21%	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom

66	PIMCO TOTAL RETURN FUND

September 30, 2025	(Unaudited)

receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of September 30, 2025, the amount waived and/or reimbursed was $42,202.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2026, for the Fund to waive its Management

Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Fund. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Fund and will not be waived under the contractual waiver described above. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the amount waived and/or reimbursed was $89,282.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Notes to Financial Statements	(Cont.)

of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$140,458,643	$143,168,039	$4,798,931	$3,372,350

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	378,144	$3,269,664	931,811	$8,004,760

I-2	92,304	797,173	225,487	1,934,429

I-3	2,539	21,933	9,406	81,022

Administrative Class	6,279	54,191	21,528	184,741

Class A	20,978	181,380	61,558	529,133

Class C	740	6,413	3,435	29,622

Class R	4,462	38,547	8,023	68,886
Issued as reinvestment of distributions

Institutional Class	84,593	733,587	194,923	1,673,295

I-2	12,123	105,145	23,359	200,641

I-3	432	3,748	816	7,017

Administrative Class	1,522	13,195	3,481	29,887

Class A	8,958	77,678	19,708	169,228

Class C	201	1,743	447	3,840

Class R	858	7,442	1,790	15,371
Cost of shares redeemed

Institutional Class	(497,201)	(4,289,547)	(2,138,547)	(18,394,416)

I-2	(86,397)	(744,189)	(188,736)	(1,615,383)

I-3	(2,633)	(22,736)	(6,812)	(58,653)

Administrative Class	(11,657)	(100,783)	(37,855)	(324,748)

Class A	(49,515)	(427,496)	(139,504)	(1,201,223)

Class C	(2,187)	(18,873)	(5,298)	(45,445)

Class R	(5,195)	(44,756)	(11,774)	(100,988)

Net increase (decrease) resulting from Fund share transactions	(40,652)	$(336,541)	(1,022,754)	$(8,808,984)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, two persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 32% of the Fund.

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Delaware limited liability company, was formed on May 7, 2018, as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of the Subsidiary, shares

68	PIMCO TOTAL RETURN FUND

September 30, 2025	(Unaudited)

issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 0.01% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2025, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$4,587,927	$2,524,770

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$62,434,160	$1,332,906	$(3,599,245)	$(2,266,339)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	69

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BAR	Barclays PLC Corporate RRP/REPO trading	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol

BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty

CAD	Canadian Dollar	JPY	Japanese Yen	RON	Romanian New Leu

CHF	Swiss Franc	KRW	South Korean Won	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar

CZK	Czech Koruna	MXN	Mexican Peso	THB	Thai Baht

DKK	Danish Krone	MYR	Malaysian Ringgit	TRY	Turkish New Lira

EUR	Euro	NGN	Nigerian Naira	TWD	Taiwanese Dollar

GBP	British Pound	NOK	Norwegian Krone	USD (or $)	United States Dollar

HUF	Hungarian Forint	NZD	New Zealand Dollar	ZAR	South African Rand

IDR	Indonesian Rupiah

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate

Bobl	Bundesobligation, the German word for federal government bond	EUR001M	1 Month EUR Swap Rate	PRIME	Daily US Prime Rate

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONINDX	Bloomberg CORRA Compounded Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	RMBS	Residential Mortgage-Backed Security

BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CDO	Collateralized Debt Obligation

70	PIMCO TOTAL RETURN FUND

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Total Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0334	$0.0000	$0.0000	$0.0334

May 2025	$0.0347	$0.0000	$0.0000	$0.0347

June 2025	$0.0310	$0.0000	$0.0000	$0.0310

July 2025	$0.0341	$0.0000	$0.0000	$0.0341

August 2025	$0.0341	$0.0000	$0.0000	$0.0341

September 2025	$0.0314	$0.0000	$0.0000	$0.0314

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0327	$0.0000	$0.0000	$0.0327

May 2025	$0.0339	$0.0000	$0.0000	$0.0339

June 2025	$0.0303	$0.0000	$0.0000	$0.0303

July 2025	$0.0334	$0.0000	$0.0000	$0.0334

August 2025	$0.0333	$0.0000	$0.0000	$0.0333

September 2025	$0.0307	$0.0000	$0.0000	$0.0307

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0323	$0.0000	$0.0000	$0.0323

May 2025	$0.0336	$0.0000	$0.0000	$0.0336

June 2025	$0.0300	$0.0000	$0.0000	$0.0300

July 2025	$0.0330	$0.0000	$0.0000	$0.0330

August 2025	$0.0329	$0.0000	$0.0000	$0.0329

September 2025	$0.0304	$0.0000	$0.0000	$0.0304

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0316	$0.0000	$0.0000	$0.0316

May 2025	$0.0328	$0.0000	$0.0000	$0.0328

June 2025	$0.0293	$0.0000	$0.0000	$0.0293

July 2025	$0.0323	$0.0000	$0.0000	$0.0323

August 2025	$0.0322	$0.0000	$0.0000	$0.0322

September 2025	$0.0297	$0.0000	$0.0000	$0.0297

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0310	$0.0000	$0.0000	$0.0310

May 2025	$0.0321	$0.0000	$0.0000	$0.0321

June 2025	$0.0287	$0.0000	$0.0000	$0.0287

July 2025	$0.0316	$0.0000	$0.0000	$0.0316

August 2025	$0.0315	$0.0000	$0.0000	$0.0315

September 2025	$0.0291	$0.0000	$0.0000	$0.0291

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	71

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0257	$0.0000	$0.0000	$0.0257

May 2025	$0.0265	$0.0000	$0.0000	$0.0265

June 2025	$0.0236	$0.0000	$0.0000	$0.0236

July 2025	$0.0261	$0.0000	$0.0000	$0.0261

August 2025	$0.0257	$0.0000	$0.0000	$0.0257

September 2025	$0.0238	$0.0000	$0.0000	$0.0238

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0292	$0.0000	$0.0000	$0.0292

May 2025	$0.0303	$0.0000	$0.0000	$0.0303

June 2025	$0.0270	$0.0000	$0.0000	$0.0270

July 2025	$0.0298	$0.0000	$0.0000	$0.0298

August 2025	$0.0296	$0.0000	$0.0000	$0.0296

September 2025	$0.0273	$0.0000	$0.0000	$0.0273

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

72	PIMCO TOTAL RETURN FUND

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	73

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

74	PIMCO TOTAL RETURN FUND

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended

76	PIMCO TOTAL RETURN FUND

(Unaudited)

March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary

Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

78	PIMCO TOTAL RETURN FUND

(Unaudited)

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

80	PIMCO TOTAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0700FSTMSAR_093025

PIMCO FUNDS

Semiannual

Financial and Other Information

September 30, 2025

PIMCO TRENDS Managed Futures Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Fund, issuers in which it invests and other market participants and Fund service providers. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status
PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	04/27/18	12/31/13	05/26/23	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the

Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights	PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total
Institutional Class

04/01/2025 - 09/30/2025+	$9.97	$0.11	$0.06	$0.17	$0.00	$0.00	$0.00

03/31/2025	11.14	0.25	(1.42)	(1.17)	0.00	0.00	0.00

03/31/2024	10.50	0.16	0.48	0.64	0.00	0.00	0.00

03/31/2023	12.48	0.08	(0.50)	(0.42)	(1.42)	(0.14)	(1.56)

03/31/2022	10.61	(0.13)	2.38	2.25	(0.25)	(0.13)	(0.38)

03/31/2021	10.61	(0.09)	0.59	0.50	(0.44)	(0.06)	(0.50)
I-2

04/01/2025 - 09/30/2025+	9.90	0.10	0.07	0.17	0.00	0.00	0.00

03/31/2025	11.08	0.24	(1.42)	(1.18)	0.00	0.00	0.00

03/31/2024	10.45	0.15	0.48	0.63	0.00	0.00	0.00

03/31/2023	12.44	0.06	(0.50)	(0.44)	(1.41)	(0.14)	(1.55)

03/31/2022	10.58	(0.14)	2.37	2.23	(0.24)	(0.13)	(0.37)

03/31/2021	10.59	(0.11)	0.59	0.48	(0.43)	(0.06)	(0.49)
I-3

04/01/2025 - 09/30/2025+	9.92	0.10	0.06	0.16	0.00	0.00	0.00

03/31/2025	11.10	0.24	(1.42)	(1.18)	0.00	0.00	0.00

03/31/2024	10.47	0.14	0.49	0.63	0.00	0.00	0.00

03/31/2023	12.46	0.05	(0.49)	(0.44)	(1.41)	(0.14)	(1.55)

03/31/2022	10.60	(0.16)	2.39	2.23	(0.24)	(0.13)	(0.37)

03/31/2021	10.60	(0.10)	0.58	0.48	(0.42)	(0.06)	(0.48)
Class A

04/01/2025 - 09/30/2025+	9.74	0.09	0.06	0.15	0.00	0.00	0.00

03/31/2025	10.93	0.21	(1.40)	(1.19)	0.00	0.00	0.00

03/31/2024	10.34	0.12	0.47	0.59	0.00	0.00	0.00

03/31/2023	12.33	0.01	(0.48)	(0.47)	(1.38)	(0.14)	(1.52)

03/31/2022	10.49	(0.18)	2.36	2.18	(0.21)	(0.13)	(0.34)

03/31/2021	10.50	(0.12)	0.57	0.45	(0.40)	(0.06)	(0.46)
Class C

04/01/2025 - 09/30/2025+	9.76	0.05	0.06	0.11	0.00	0.00	0.00

03/31/2025	11.03	0.12	(1.39)	(1.27)	0.00	0.00	0.00

05/26/2023 - 03/31/2024	11.13	0.04	(0.14)	(0.10)	0.00	0.00	0.00

*	Annualized, except for organizational expense, if any.
+	Unaudited
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$10.14	1.71%	$1,262,502	1.54	%*	1.77	%*	1.41	%*	1.64	%*	2.26%*	417%

9.97	(10.50)	1,716,208	1.54		1.76		1.40		1.62		2.43	919

11.14	6.10	2,420,423	2.36		2.57		1.40		1.61		1.53	637

10.50	(4.25)	3,088,384	1.90		2.08		1.41		1.59		0.64	433

12.48	21.48	2,211,453	1.46		1.70		1.40		1.64		(1.15)	35

10.61	5.00	888,307	1.40		1.65		1.37		1.62		(0.86)	48

10.07	1.72	212,270	1.64	*	1.87	*	1.51	*	1.74	*	2.14 *	417

9.90	(10.65)	244,407	1.64		1.86		1.50		1.72		2.34	919

11.08	6.03	370,453	2.51	(e)	2.72	(e)	1.50	(e)	1.71	(e)	1.43	637

10.45	(4.42)	722,203	2.00		2.18		1.51		1.69		0.51	433

12.44	21.37	395,122	1.56		1.80		1.50		1.74		(1.24)	35

10.58	4.85	103,899	1.50		1.75		1.47		1.72		(1.05)	48

10.08	1.61	15,524	1.69	*	1.97	*	1.56	*	1.84	*	2.11 *	417

9.92	(10.63)	24,400	1.69		1.96		1.55		1.82		2.30	919

11.10	6.02	37,044	2.56	(e)	2.82	(e)	1.55	(e)	1.81	(e)	1.35	637

10.47	(4.46)	72,830	2.05		2.28		1.56		1.79		0.38	433

12.46	21.27	67,409	1.61		1.90		1.55		1.84		(1.35)	35

10.60	4.87	13,869	1.55		1.85		1.52		1.82		(1.01)	48

9.89	1.54	19,493	1.94	*	2.17	*	1.81	*	2.04	*	1.84 *	417

9.74	(10.89)	24,228	1.94		2.16		1.80		2.02		2.04	919

10.93	5.71	48,632	2.76		2.97		1.80		2.01		1.13	637

10.34	(4.68)	101,476	2.30		2.48		1.81		1.99		0.11	433

12.33	21.04	84,948	1.86		2.10		1.80		2.04		(1.56)	35

10.49	4.56	30,969	1.80		2.05		1.77		2.02		(1.15)	48

9.87	1.13	154	2.69	*	2.92	*	2.56	*	2.79	*	1.06 *	417

9.76	(11.51)	90	2.64		2.86		2.55		2.77		1.23	919

11.03	(0.90)	28	3.33	(e)*	3.54	(e)*	2.55	(e)*	2.76	(e)*	0.46 *	637

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Consolidated Statement of Assets and Liabilities	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$1,134,698
Investments in Affiliates	634,221
Financial Derivative Instruments
Exchange-traded or centrally cleared	18,407
Over the counter	42,351
Cash	3,445
Deposits with counterparty	189,681
Foreign currency, at value	33,456
Receivable for investments sold	388
Receivable for TBA investments sold	555,242
Receivable for Fund shares sold	718
Interest and/or dividends receivable	1,891
Dividends receivable from Affiliates	2,191
Reimbursement receivable from PIMCO	268
Total Assets	2,616,957

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$12,224
Financial Derivative Instruments
Exchange-traded or centrally cleared	8,822
Over the counter	23,471
Payable for investments in Affiliates purchased	2,274
Payable for TBA investments purchased	1,029,717
Deposits from counterparty	27,282
Payable for Fund shares redeemed	1,236
Accrued investment advisory fees	1,582
Accrued supervisory and administrative fees	402
Accrued servicing fees	4
Total Liabilities	1,107,014

Commitments and Contingent Liabilities^

Net Assets	$1,509,943

Net Assets Consist of:

Paid in capital	$1,554,318
Distributable earnings (accumulated loss)	(44,375)

Net Assets	$1,509,943

Cost of investments in securities	$935,183
Cost of investments in Affiliates	$622,827
Cost of foreign currency held	$33,514
Proceeds received on short sales	$12,225
Cost or premiums of financial derivative instruments, net	$33,574

* Includes repurchase agreements of:	$105,100

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Net Assets:

Institutional Class	$1,262,502
I-2	212,270
I-3	15,524
Class A	19,493
Class C	154

Shares Issued and Outstanding:

Institutional Class	124,550
I-2	21,085
I-3	1,540
Class A	1,972
Class C	16

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.14
I-2	10.07
I-3	10.08
Class A	9.89
Class C	9.87

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Consolidated Statement of Operations	PIMCO TRENDS Managed Futures Strategy Fund

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$15,259
Dividends from Investments in Affiliates	15,904
Total Income	31,163

Expenses:

Investment advisory fees	10,829
Supervisory and administrative fees	2,756
Distribution and/or servicing fees - Class A	26
Distribution and/or servicing fees - Class C	1
Trustee fees	5
Interest expense	1,124
Total Expenses	14,741
Waiver and/or Reimbursement by PIMCO	(1,928)
Net Expenses	12,813

Net Investment Income (Loss)	18,350

Net Realized Gain (Loss):

Investments in securities	77,531
Investments in Affiliates	(38)
Exchange-traded or centrally cleared financial derivative instruments	(168,033)
Over the counter financial derivative instruments	(105,934)
Foreign currency	4,379

Net Realized Gain (Loss)	(192,095)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(13,786)
Investments in Affiliates	1,169
Exchange-traded or centrally cleared financial derivative instruments	99,267
Over the counter financial derivative instruments	77,636
Foreign currency assets and liabilities	(682)

Net Change in Unrealized Appreciation (Depreciation)	163,604

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,141)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$18,350	$63,136
Net realized gain (loss)	(192,095)	(240,332)
Net change in unrealized appreciation (depreciation)	163,604	(117,619)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,141)	(294,815)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(489,249)	(572,432)

Total Increase (Decrease) in Net Assets	(499,390)	(867,247)

Net Assets:

Beginning of period	2,009,333	2,876,580
End of period	$1,509,943	$2,009,333

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 75.1%

CORPORATE BONDS & NOTES 3.5%

BANKING & FINANCE 1.7%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$200	$197

American Tower Corp.
1.450% due 09/15/2026	400	390

Athene Global Funding
5.068% due 07/16/2026 •	10,000	10,025

Deutsche Bank AG
2.129% due 11/24/2026 •	2,000	1,993

Ford Motor Credit Co. LLC
7.147% (SOFRRATE + 2.950%) due 03/06/2026 ~	3,522	3,549

Jackson National Life Global Funding
4.900% due 01/13/2027	3,400	3,430

Morgan Stanley Private Bank NA
5.099% (SOFRRATE + 0.770%) due 07/06/2028 ~	2,300	2,308

Standard Chartered Bank
4.853% due 12/03/2027	3,700	3,768

		25,660

INDUSTRIALS 1.0%

BMW U.S. Capital LLC
4.975% (SOFRRATE + 0.710%) due 08/11/2027 ~	4,800	4,822

Molson Coors Beverage Co.
3.000% due 07/15/2026	2,900	2,875

NPC Ukrenergo
6.875% due 11/09/2028	200	159

Rogers Communications, Inc.
3.625% due 12/15/2025	3,000	2,995

Volkswagen Group of America Finance LLC
4.625% due 11/13/2025	4,000	3,999

		14,850

UTILITIES 0.8%

Electricite de France SA
3.625% due 10/13/2025	12,505	12,500

Emera U.S. Finance LP
3.550% due 06/15/2026	400	398

		12,898

Total Corporate Bonds & Notes (Cost $53,095)		53,408

U.S. GOVERNMENT AGENCIES 34.2%

Federal Home Loan Mortgage Corp. REMICS
4.810% due 03/15/2037 - 08/15/2042 •	1,851	1,806
4.887% due 11/15/2043 •	448	444
5.037% due 01/15/2042 •	123	123
5.245% due 04/15/2049 - 12/15/2050 •	3,276	3,278
5.326% due 08/25/2054 •	3,822	3,840
5.345% due 08/15/2048 •	1,286	1,295
5.356% due 08/25/2055 •	487	490
5.506% due 12/25/2054 •	2,287	2,296

Federal National Mortgage Association REMICS
4.810% due 12/25/2044 •	527	522
4.860% due 03/25/2049 •	421	418
4.910% due 07/25/2046 - 09/25/2046 •	1,335	1,327
4.921% due 07/25/2049 •	1,396	1,361
5.125% due 12/25/2047 •	718	719
5.145% due 01/25/2051 •	1,442	1,445
5.245% due 12/25/2050 •	1,176	1,173
5.306% due 01/25/2055 •	593	595
5.326% due 08/25/2054 •	735	738

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
4.816% due 05/20/2059 •	$8	$8
4.966% due 03/20/2061 - 11/20/2069 •	91	91
5.039% due 02/20/2074 - 05/20/2074 •	1,961	1,960
5.089% due 02/20/2074 •	371	370
5.096% due 03/20/2065 •	154	154
5.116% due 02/20/2070 •	32	32
5.126% due 12/20/2065 •	79	79
5.179% due 04/20/2074 •	955	956
5.199% due 12/20/2068 •	739	742
5.216% due 02/20/2067 •	350	350
5.239% due 05/20/2074 •	980	982
5.289% due 07/20/2074 •	1,358	1,364
5.366% due 09/20/2069 •	985	990

Government National Mortgage Association, TBA
6.000% due 10/01/2055 - 11/01/2055	228,500	232,421

Uniform Mortgage-Backed Security, TBA
5.000% due 10/01/2040	109,900	111,049
6.000% due 11/01/2055	99,800	101,943
6.500% due 10/01/2055 - 11/01/2055	39,600	40,937

Total U.S. Government Agencies (Cost $516,901)		516,298

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

OBX Trust
2.305% due 11/25/2061 ~	5,447	4,945

RCKT Mortgage Trust
5.582% due 12/25/2044 þ	430	435

Sequoia Mortgage Trust
4.442% due 11/25/2063 ~	723	728

Total Non-Agency Mortgage-Backed Securities (Cost $6,589)		6,108

ASSET-BACKED SECURITIES 4.4%

AUTOMOBILE SEQUENTIAL 1.2%

Bank of America Auto Trust
5.530% due 02/15/2028	1,659	1,673

CarMax Auto Owner Trust
4.750% due 10/15/2027	200	201
5.340% due 08/16/2027	1,069	1,073

Carvana Auto Receivables Trust
5.330% due 07/10/2029	500	505
5.630% due 11/10/2027	40	40

Citizens Auto Receivables Trust
5.840% due 01/18/2028	1,491	1,501

Flagship Credit Auto Trust
5.640% due 03/15/2028	672	674

GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028	271	271

SBNA Auto Lease Trust
4.560% due 02/22/2028	3,700	3,712

SCCU Auto Receivables Trust
4.670% due 11/15/2028	500	502

Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027	4,684	4,706

Toyota Lease Owner Trust
4.580% due 07/20/2027	2,745	2,755

		17,613

OTHER ABS 3.2%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •	1,000	1,001

522 Funding CLO Ltd.
5.519% due 10/23/2034 •	300	301

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •	1,000	1,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Capital CLO 20 Ltd.
5.425% due 01/20/2035 •		$1,000	$1,001

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •		1,000	1,002

ARES European CLO X DAC
2.806% due 10/15/2031 •	EUR	112	132

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •		$1,000	1,002

Atlantic Avenue Ltd.
5.585% due 01/20/2035 •		900	901

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •		1,000	1,004

Bain Capital Credit CLO Ltd.
5.415% due 10/21/2034 •		1,000	1,001
5.469% due 10/23/2034 •		1,000	1,001
5.525% due 10/20/2034 •		1,000	1,002
5.529% due 10/23/2034 •		1,000	1,002
5.548% due 07/16/2034 •		1,000	1,001
5.565% due 07/19/2034 •		1,000	1,001

Canyon CLO Ltd.
5.418% due 10/15/2034 •		500	500

Crown Point CLO 7 Ltd.
5.555% due 10/20/2031 •		304	305

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •		1,100	1,101

Elevation CLO Ltd.
5.618% due 01/25/2035 •		1,000	1,004

Elmwood CLO 15 Ltd.
5.408% due 04/22/2035 •		300	301

Fortress Credit BSL VII Ltd.
5.409% due 07/23/2032 •		491	491

GoldenTree Loan Management U.S. CLO 8 Ltd.
5.475% due 10/20/2034 •		1,000	1,002

Greywolf CLO III Ltd.
5.562% due 04/22/2033 •		975	978

Griffith Park CLO DAC
2.754% due 11/21/2031 •	EUR	167	196

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		$1,000	1,001

KKR CLO 36 Ltd.
5.321% due 10/15/2034 •		1,200	1,200

KKR CLO 42 Ltd.
5.349% due 07/20/2034 •		1,000	1,000

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •		1,000	1,002

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		1,000	1,001

Navient Student Loan Trust
5.245% due 12/15/2059 •		224	224

Nelnet Student Loan Trust
0.000% due 05/17/2055 •		2,700	2,720
0.000% due 06/22/2065 •		3,700	3,705

Neuberger Berman Loan Advisers CLO 43 Ltd.
5.330% due 07/17/2036 •		1,000	1,001

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •		1,000	1,001

Northwoods Capital 25 Ltd.
4.862% due 07/20/2034 •		1,000	1,000

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •		536	536

Oak Hill European Credit Partners VII DAC
2.764% due 10/20/2031 •	EUR	142	167

Pikes Peak CLO 2
5.549% due 10/11/2034 •		$1,000	1,001

Pikes Peak CLO 4
5.528% due 07/15/2034 •		1,000	1,002

Recette CLO Ltd.
5.667% due 04/20/2034 •		600	601

Regatta XVI Funding Ltd.
5.518% due 01/15/2033 •		929	931

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		1,000	1,002

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Private Credit Student Loan Trust
4.539% due 12/16/2041 •	$217	$213
4.589% due 06/15/2039 •	411	394
4.609% due 12/15/2038 •	235	232
4.629% due 06/15/2039 •	401	391

SLM Student Loan Trust
4.921% due 06/25/2043 •	386	380

SoFi Professional Loan Program LLC
2.540% due 05/15/2046	124	120

Steele Creek CLO Ltd.
5.589% due 04/15/2031 •	213	213

Symphony CLO XXII Ltd.
5.509% due 04/18/2033 •	943	945

TIAA CLO IV Ltd.
5.465% due 01/20/2032 •	554	554

Tralee CLO V Ltd.
5.405% due 10/20/2034 •	1,000	1,001

Tralee CLO VI Ltd.
5.538% due 10/25/2032 •	390	390

Trinitas CLO VI Ltd.
5.648% due 01/25/2034 •	1,000	1,000

Trinitas CLO XIX Ltd.
5.435% due 10/20/2033 •	988	990

TSTAT Ltd.
5.475% due 07/20/2037 •	159	159

Venture 44 CLO Ltd.
5.465% due 10/20/2034 •	1,000	1,002

Voya CLO Ltd.
5.579% due 10/15/2030 •	117	117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wellfleet CLO Ltd.
5.505% due 04/20/2034 •	$500	$501

Wind River CLO Ltd.
5.122% due 07/20/2034 •	1,100	1,100

		49,029

Total Asset-Backed Securities (Cost $66,400)		66,642

	OUNCES
COMMODITIES 23.3%
Gold Warehouse Receipts	92,067	352,436

Total Commodities (Cost $152,397)		352,436

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.3%

REPURCHASE AGREEMENTS (c) 7.0%
		105,100

U.S. TREASURY BILLS 2.3%
4.261% due 10/02/2025 - 01/27/2026 (a)(b)(e)(g)	$34,848	34,706

Total Short-Term Instruments (Cost $139,801)		139,806

Total Investments in Securities (Cost $935,183)		1,134,698

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 42.0%

SHORT-TERM INSTRUMENTS 42.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 42.0%

PIMCO Short Asset Portfolio	56,139,563	$550,785

PIMCO Short-Term Floating NAV Portfolio III	8,567,213	83,436

Total Short-Term Instruments (Cost $622,827)		634,221

Total Investments in Affiliates (Cost $622,827)		634,221

Total Investments 117.1% (Cost $1,558,010)		$1,768,919

Financial Derivative Instruments (d)(f) 1.9% (Cost or Premiums, net $33,574)		28,465

Other Assets and Liabilities, net (19.0)%		(287,441)

Net Assets 100.0%		$1,509,943

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	4.210%	09/30/2025	10/01/2025	$6,300	U.S. Treasury Notes 4.500% due 12/31/2031	$(6,423)	$6,300	$6,301
DEU	4.300	09/30/2025	10/01/2025	14,800	U.S. Treasury Bonds 2.750% due 11/15/2047	(15,077)	14,800	14,802
	4.300	09/30/2025	10/02/2025	74,700	U.S. Treasury Bonds 3.875% due 02/15/2043	(76,087)	74,700	74,709
					U.S. Treasury Inflation-Indexed Notes 0.125% due 04/15/2026	(102)
GSC	4.250	09/30/2025	10/01/2025	9,300	Ginnie Mae 5.500% due 06/20/2054	(9,633)	9,300	9,301

Total Repurchase Agreements						$(107,322)	$105,100	$105,113

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	5.000%	11/01/2040	$12,100	$(12,225)	$(12,224)

Total Short Sales (0.8)%				$(12,225)	$(12,224)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$6,301	$0	$0	$6,301	$(6,423)	$(122)
DEU	89,511	0	0	89,511	(91,266)	(1,755)
GSC	9,301	0	0	9,301	(9,633)	(332)

Total Borrowings and Other Financing Transactions	$105,113	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(30,836) at a weighted average interest rate of 4.549%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	320	$77,524	$(128)	$20	$0
Arabica Coffee December Futures	12/2025	236	33,174	1,757	235	0
Arabica Coffee March Futures	03/2026	20	2,692	91	26	0
Australia Government 10-Year Bond December Futures	12/2025	111	8,326	(26)	57	0
CAC 40 Index October Futures	10/2025	41	3,800	11	11	0
Canada Government 10-Year Bond December Futures	12/2025	128	11,263	51	51	0
Carbon Emissions December Futures	12/2025	301	26,759	(119)	282	(378)
CME Bitcoin October Futures	10/2025	5	2,880	53	0	(1)
DAX Index December Futures	12/2025	12	8,457	25	52	0
E-Mini Russell 2000 Index December Futures	12/2025	99	12,155	143	23	0
E-Mini S&P 100 Index December Futures	12/2025	62	30,878	623	79	0
E-Mini S&P 500 Index December Futures	12/2025	20	6,739	78	25	0
Euro STOXX Bank December Futures	12/2025	1,271	17,347	(46)	37	(142)
Euro-BTP Future December Futures	12/2025	141	19,838	(6)	63	0
FTSE 100 Index December Futures	12/2025	274	34,667	293	293	0
FTSE China 50 Index October Futures	10/2025	3,682	55,653	84	0	(272)
FTSE Taiwan Index October Futures	10/2025	493	42,166	(351)	0	(15)
FTSE/JSE TOP 40 Index December Futures	12/2025	446	26,382	1,034	353	0
FTSE/MIB Index December Futures	12/2025	68	16,963	(37)	68	(39)
Gas Oil December Futures	12/2025	273	18,387	56	0	(150)
Hang Seng Index October Futures	10/2025	165	28,531	318	724	0
HSCEI October Futures	10/2025	521	32,056	393	832	0
IBEX 35 Index October Futures	10/2025	129	23,487	173	208	0
IFSC Nifty 50 Index October Futures	10/2025	90	4,457	(59)	0	(8)
Iron Ore November Futures	11/2025	4,528	46,901	(1,306)	254	0
Lean Hogs December Futures	12/2025	435	15,438	115	0	(283)
Live Cattle December Futures	12/2025	151	14,180	(154)	58	0
LME Aluminum November Futures	11/2025	492	32,978	538	618	(78)
LME Aluminum October Futures	10/2025	293	19,652	570	0	0
LME Lead November Futures	11/2025	133	6,554	(84)	24	(2)

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
LME Lead October Futures	10/2025	366	$17,869	$(93)	$0	$0
LME Nickel November Futures	11/2025	156	14,185	39	42	(2)
LME Nickel October Futures	10/2025	302	27,335	(532)	0	0
LME Zinc November Futures	11/2025	305	22,694	1,059	1,075	(15)
LME Zinc October Futures	10/2025	430	32,189	2,132	0	0
MSCI Singapore Index October Futures	10/2025	1,052	36,483	(19)	16	(82)
New York Harbor January Futures	12/2025	196	18,795	190	0	(193)
Nikkei 225 Index December Futures	12/2025	95	14,423	468	2	(64)
OMX Stockholm 30 Index October Futures	10/2025	931	26,354	136	188	0
Palladium December Futures	12/2025	135	17,380	1,461	0	(49)
Platinum January Futures	01/2026	285	22,881	2,051	0	(379)
RBOB Gasoline January Futures	12/2025	128	9,952	90	0	(112)
S&P/TSX 60 Index December Futures	12/2025	109	27,770	437	237	0
Silver December Futures	12/2025	131	30,549	5,557	0	(246)
Soybean Oil December Futures	12/2025	105	3,118	(299)	0	(13)
SPI 200 Index December Futures	12/2025	167	24,513	(31)	207	(58)
Topix Index December Futures	12/2025	207	43,966	331	19	(164)
U.S. Treasury 2-Year Note December Futures	12/2025	353	73,565	56	39	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	284	32,682	98	0	(18)
WIG20 Index December Futures	12/2025	653	10,266	(31)	0	(22)

				$17,190	$6,218	$(2,785)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR March Futures	03/2027	296	$(85,068)	$20	$0	$(13)
3-Month SONIA December Futures	03/2027	557	(180,526)	93	0	(47)
Australia Government 3-Year Bond December Futures	12/2025	749	(52,952)	(1)	15	(16)
Brent Crude January Futures	11/2025	63	(4,134)	(26)	66	0
Cocoa December Futures	12/2025	51	(3,442)	283	127	0
Cocoa December Futures	12/2025	143	(9,097)	1,066	231	(60)
Cocoa March Futures	03/2026	25	(1,699)	59	59	0
Copper December Futures	12/2025	43	(5,221)	(390)	38	0
Corn December Futures	12/2025	2,070	(43,004)	(313)	621	0
Cotton No. 2 December Futures	12/2025	92	(3,025)	5	0	(12)
Euro-Oat December Futures	12/2025	64	(9,118)	(83)	0	(22)
Gold 100 oz. December Futures	12/2025	807	(312,567)	(23,097)	0	(1,464)
Hard Red Winter Wheat December Futures	12/2025	1,557	(38,750)	3,276	817	0
LME Aluminum October Futures	10/2025	293	(19,652)	(541)	0	0
LME Lead November Futures	11/2025	575	(28,336)	44	0	0
LME Lead October Futures	10/2025	366	(17,869)	321	0	0
LME Nickel October Futures	10/2025	302	(27,335)	6	0	0
LME Zinc October Futures	10/2025	430	(32,189)	(2,328)	0	0
Natural Gas December Futures	11/2025	63	(2,444)	(60)	3	0
Natural Gas January Futures	12/2025	530	(14,873)	738	746	0
Natural Gas January Futures	12/2025	557	(23,266)	27	72	0
Natural Gas November Futures	10/2025	545	(17,712)	937	1,067	0
OMX Stockholm 30 Index December Futures	12/2025	180	(5,098)	(45)	0	(32)
Phelix De Base January Futures	12/2025	67	(15,674)	527	421	0
Robusta Coffee November Futures	11/2025	95	(3,990)	(374)	0	(13)
Rotterdam Coal Febuary Futures	02/2026	46	(4,501)	53	18	0
Rotterdam Coal January Futures	01/2026	46	(4,469)	85	14	0
Rotterdam Coal March Futures	03/2026	46	(4,533)	20	23	0
Short Euro-BTP Italy Government Bond December Futures	12/2025	633	(80,214)	(23)	0	(44)
Soybean January Futures	01/2026	263	(13,416)	131	125	0
Soybean Meal December Futures	12/2025	1,325	(36,212)	3,142	278	0
Sugar No. 11 March Futures	02/2026	2,212	(41,126)	(353)	0	(372)
U.S. Treasury 5-Year Note December Futures	12/2025	417	(45,534)	(62)	0	(16)
Volatility S&P 500 Index October Futures	10/2025	917	(16,128)	663	145	0
VSTOXX October Futures	10/2025	686	(1,430)	124	28	(8)
Wheat December Futures	12/2025	1,278	(32,461)	2,215	735	0
Wheat December Futures	12/2025	2,561	(28,000)	1,067	489	0
White Sugar December Futures	11/2025	646	(15,126)	(105)	0	(194)
WTI Crude December Futures	11/2025	81	(5,019)	(4)	85	0
WTI Crude January Futures	12/2025	50	(3,084)	3	52	0

				$(12,900)	$6,275	$(2,313)

Total Futures Contracts				$4,290	$12,493	$(5,098)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Morgan Stanley	1.000%	Quarterly	12/20/2025	0.227%	$4,100	$10	$(2)	$8	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-43 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	680	$(13)	$3	$(10)	$0	$0
CDX.iTraxx Europe 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	170,440	4,440	91	4,531	56	0

						$4,427	$94	$4,521	$56	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-44 5-Year Index	1.000%	Quarterly	12/20/2030	$	165,300	$(3,595)	$14	$(3,581)	$0	$(50)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		33,900	2,647	103	2,750	8	(13)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		24,400	1,857	58	1,915	26	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		264,900	5,726	366	6,092	21	(6)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		129,200	2,908	61	2,969	21	0
CDX.iTraxx Europe 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	36,700	933	4	937	10	0
CDX.iTraxx Crossover 44 5-Year Index	5.000	Quarterly	12/20/2030		37,630	4,615	141	4,756	71	0

						$15,091	$747	$15,838	$157	$(69)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	78,600	$250	$168	$418	$0	$(45)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/18/2036		90,600	1,005	(511)	494	319	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.750	Annual	03/18/2056		63,000	(1,336)	72	(1,264)	0	(514)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	13,830,800	(226)	(29)	(255)	0	(34)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/18/2036	JPY	9,971,800	245	252	497	117	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	03/18/2056		4,826,300	145	(75)	70	73	0
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031	SGD	252,500	187	(909)	(722)	460	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		$428,200	(3,824)	1,605	(2,219)	0	(191)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		26,900	391	(220)	171	9	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		154,200	5,490	(1,250)	4,240	0	(18)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		19,400	(341)	90	(251)	60	0
Pay	1-Year BRL-CDI	12.955	Maturity	01/02/2031	BRL	225,600	0	(435)	(435)	36	0
Pay	1-Year BRL-CDI	13.230	Maturity	01/02/2031		328,900	0	(108)	(108)	52	0
Pay	1-Year BRL-CDI	13.290	Maturity	01/02/2031		14,300	0	(4)	(4)	2	0
Pay	1-Year BRL-CDI	13.385	Maturity	01/02/2031		77,700	100	(64)	36	12	0
Receive	1-Year BRL-CDI	13.470	Maturity	01/02/2031		81,700	0	(70)	(70)	0	(13)
Pay	1-Year BRL-CDI	13.570	Maturity	01/02/2031		358,000	0	434	434	56	0
Receive	1-Year BRL-CDI	13.738	Maturity	01/02/2031		471,200	0	(954)	(954)	0	(74)
Receive	1-Year BRL-CDI	14.740	Maturity	01/02/2031		99,500	(64)	(619)	(683)	0	(15)
Receive(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/18/2031	CNY	1,690,400	2,011	(14)	1,997	0	(267)
Receive	3-Month COP-IBR Compounded-OIS	8.105	Quarterly	10/25/2029	COP	140,224,800	0	679	679	36	0
Receive	3-Month COP-IBR Compounded-OIS	8.105	Quarterly	10/28/2029		294,005,600	0	1,424	1,424	75	0
Receive	3-Month COP-IBR Compounded-OIS	8.250	Quarterly	10/30/2029		108,582,100	0	381	381	28	0
Receive	3-Month COP-IBR Compounded-OIS	8.180	Quarterly	11/01/2029		107,569,200	0	446	446	27	0
Receive	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	11/05/2029		105,203,300	0	379	379	27	0
Pay	3-Month COP-IBR Compounded-OIS	8.225	Quarterly	06/18/2030		165,188,800	(123)	(623)	(746)	0	(37)
Receive	3-Month COP-IBR Compounded-OIS	3.585	Annual	06/12/2030	CZK	2,134,700	278	1,118	1,396	0	(40)
Pay(6)	3-Month HKD-HIBOR	3.000	Quarterly	03/18/2031	HKD	770,200	794	(564)	230	92	0
Pay	3-Month ILS-TELBOR	3.908	Annual	04/21/2030	ILS	286,000	(45)	1,115	1,070	307	0
Receive	3-Month ILS-TELBOR	4.170	Annual	05/23/2030		123,600	127	(613)	(486)	0	(136)
Pay	3-Month ILS-TELBOR	3.800	Annual	07/04/2030		150,900	(52)	(83)	(135)	169	0
Receive(6)	3-Month KRW-KORIBOR	2.500	Quarterly	03/18/2031	KRW	27,811,700	149	5	154	5	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	PLN	159,100	(51)	2,393	2,342	110	0

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month PLN-WIBOR	4.910%	Annual	02/10/2030	PLN	8,000	$1	$(124)	$(123)	$0	$(6)
Pay	3-Month PLN-WIBOR	4.695	Annual	03/28/2030		404,700	0	5,256	5,256	278	0
Pay	3-Month PLN-WIBOR	4.665	Annual	03/31/2030		129,300	0	1,622	1,622	89	0
Pay	3-Month PLN-WIBOR	4.670	Annual	03/31/2030		17,200	0	217	217	12	0
Pay	3-Month PLN-WIBOR	4.692	Annual	03/31/2030		116,400	0	1,499	1,499	80	0
Receive	3-Month PLN-WIBOR	3.952	Annual	07/29/2030		481,765	940	304	1,244	0	(364)
Pay(6)	3-Month TWD-TAIBOR	1.750	Quarterly	03/18/2031	TWD	951,400	(57)	14	(43)	16	0
Pay	3-Month ZAR-JIBAR	8.276	Quarterly	06/14/2029	ZAR	982,300	0	2,748	2,748	38	0
Pay	3-Month ZAR-JIBAR	7.790	Quarterly	01/31/2030		1,319,600	1,504	1,097	2,601	57	0
Pay	3-Month ZAR-JIBAR	7.330	Quarterly	07/10/2030		998,500	399	424	823	52	0
Receive(6)	6-Month AUD-BBR-BBSW	3.250	Quarterly	03/18/2028	AUD	291,400	209	541	750	0	(125)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		67,200	154	(361)	(207)	246	0
Receive	6-Month CLP-CHILIBOR	5.285	Semi-Annual	12/24/2029	CLP	21,848,800	0	(501)	(501)	8	0
Receive	6-Month CLP-CHILIBOR	5.500	Semi-Annual	03/19/2030		92,857,100	(46)	(2,858)	(2,904)	35	0
Pay	6-Month CLP-CHILIBOR	4.650	Semi-Annual	06/18/2030		256,123,400	24	(1,843)	(1,819)	0	(112)
Pay	6-Month CLP-CHILIBOR	4.800	Semi-Annual	06/18/2030		71,342,610	139	(137)	2	0	(31)
Receive	6-Month CLP-CHILIBOR	4.860	Semi-Annual	06/18/2030		29,571,000	0	(85)	(85)	13	0
Receive	6-Month CLP-CHILIBOR	4.700	Semi-Annual	09/17/2030		46,868,300	212	49	261	25	0
Receive	6-Month CLP-CHILIBOR	5.850	Annual	05/06/2030	HUF	21,171,000	1,520	(311)	1,209	53	0
Pay	6-Month CZK-PRIBOR	3.550	Annual	03/07/2030	CZK	127,800	87	(60)	27	2	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034		1,570,000	1,879	(1,281)	598	0	(28)
Receive(6)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	51,200	174	69	243	0	(22)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		129,500	768	(587)	181	434	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		55,500	(1,236)	216	(1,020)	0	(434)
Pay	6-Month HUF-BBR	6.170	Annual	08/13/2030	HUF	33,624,700	(6)	(455)	(461)	0	(84)
Pay	6-Month HUF-BBR	6.130	Annual	09/24/2030		15,809,580	17	(297)	(280)	0	(30)
Pay(6)	6-Month THB-THBFIX	1.000	Quarterly	03/18/2031	THB	5,539,700	(654)	(693)	(1,347)	164	0
Pay	28-Day MXN-TIIE	8.500	Lunar	03/13/2030	MXN	2,273,600	369	5,623	5,992	133	0
Pay	28-Day MXN-TIIE	9.100	Lunar	03/13/2030		607,000	794	1,581	2,375	36	0
Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030		263,900	22	(309)	(287)	0	(16)
Receive	28-Day MXN-TIIE	8.090	Lunar	06/12/2030		1,186,800	(874)	(1,246)	(2,120)	0	(73)
Pay	28-Day MXN-TIIE	9.100	Lunar	12/06/2034		888,000	1,865	2,676	4,541	33	0
Pay	28-Day MXN-TIIE	8.700	Lunar	03/07/2035		1,009,400	654	3,073	3,727	41	0
Receive	28-Day MXN-TIIE	8.135	Lunar	04/17/2035		837,900	(1,448)	142	(1,306)	0	(35)
Pay(6)	CAONREPO	2.500	Semi-Annual	03/18/2028	CAD	93,900	125	67	192	48	0
Pay(6)	CAONREPO	2.750	Semi-Annual	03/18/2031		174,800	765	273	1,038	259	0
Pay(6)	CAONREPO	3.000	Semi-Annual	03/18/2036		413,000	1,067	769	1,836	1,213	0
Receive(6)	CAONREPO	3.250	Semi-Annual	03/18/2056		117,500	(60)	(816)	(876)	0	(643)
Pay	CPURNSA	2.500	Maturity	03/29/2033		$86,600	(258)	(1,023)	(1,281)	0	(27)
Receive	CPURNSA	2.525	Maturity	06/07/2033		21,100	120	119	239	7	0
Receive	CPURNSA	2.595	Maturity	07/12/2033		65,500	0	231	231	22	0
Receive	CPURNSA	2.598	Maturity	04/10/2034		37,300	(11)	(52)	(63)	10	0

							$14,268	$18,987	$33,255	$5,476	$(3,414)

Total Swap Agreements							$33,796	$19,826	$53,622	$5,689	$(3,483)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$12,616	$5,791	$18,407	$0	$(5,098)	$(3,724)	$(8,822)

(e)

Securities with an aggregate market value of $10,543 and cash of $189,681 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $123 for closed futures and unsettled variation margin asset of $102 and liability of $(241) for closed swap agreements is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025		$118,619	CAD	165,023	$0	$(37)
	10/2025		37,210	EUR	31,903	246	0
	11/2025	CAD	164,762		$118,619	37	0
	11/2025	NZD	27,664		16,060	2	0

BOA	10/2025	INR	581,761		6,577	34	0
	10/2025	PLN	1,590		439	2	0
	10/2025		$1,132	EUR	967	4	0
	10/2025		104	ILS	357	3	0
	10/2025		2,346	JPY	351,261	30	0
	10/2025		54,328	NZD	94,353	373	0
	10/2025		13,631	THB	440,974	0	(4)
	10/2025	ZAR	108,014		$6,212	0	(35)
	11/2025	JPY	345,380		2,314	0	(30)
	11/2025	NZD	94,353		54,397	0	(374)
	11/2025		$125	TRY	5,454	1	0
	11/2025		1,055	ZAR	18,420	8	0
	12/2025	BRL	27,776		$5,100	0	(26)
	12/2025	THB	58,182		1,810	5	0
	12/2025		$450	CZK	9,284	0	(2)
	12/2025		265	HUF	87,815	0	(1)

BPS	10/2025	CNH	3,839		$539	0	0
	10/2025	IDR	654,728,382		39,663	421	0
	10/2025	PLN	186,478		51,235	17	(74)
	10/2025	SGD	82,150		64,216	532	0
	10/2025	TRY	15,140		358	0	(6)
	10/2025		$285	EUR	241	0	(2)
	10/2025		12,076	IDR	202,590,281	66	0
	10/2025		2,702	JPY	401,529	13	0
	10/2025		2,582	THB	83,490	0	(2)
	10/2025		250	TRY	10,688	5	0
	10/2025		2,647	TWD	80,488	0	(3)
	11/2025	COP	23,607,960		$5,662	0	(334)
	11/2025	JPY	400,135		2,702	0	(13)
	11/2025	TRY	11,232		259	0	(1)
	11/2025		$111	ILS	373	1	0
	12/2025	IDR	335,921,304		$20,117	102	(75)
	12/2025	INR	1,358,939		15,400	172	0
	12/2025	KRW	18,433,463		13,213	39	0
	12/2025	NZD	43,200		25,067	0	(51)
	12/2025		$2,405	CLP	2,287,208	0	(26)
	12/2025		19,900	CNH	140,671	0	(71)
	12/2025		65,079	HUF	21,594,690	0	(369)
	12/2025		57,868	KRW	79,255,057	0	(1,226)
	12/2025		20,700	NOK	203,557	0	(298)
	12/2025		67,822	NZD	113,565	0	(1,790)
	12/2025		10,627	PLN	38,110	0	(155)

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BRC	10/2025	BRL	181,580		$33,935	$17	$(199)
	10/2025	CHF	12,324		15,439	0	(42)
	10/2025	GBP	6,509		8,791	37	0
	10/2025	ILS	31,147		9,335	0	(68)
	10/2025	MYR	15,402		3,648	0	(14)
	10/2025	NOK	3,844		385	0	0
	10/2025	NZD	169,100		101,080	3,044	0
	10/2025	TRY	21,721		507	0	(8)
	10/2025		$33,255	BRL	181,580	863	0
	10/2025		3,451	CAD	4,762	0	(30)
	10/2025		56,963	CHF	45,680	420	0
	10/2025		54,213	PLN	198,226	315	0
	10/2025		1,476	TRY	63,182	32	0
	10/2025		37,915	ZAR	668,790	763	0
	11/2025	TRY	35,644		$819	0	(6)
	11/2025		$15,439	CHF	12,275	42	0
	11/2025		8,792	GBP	6,509	0	(37)
	11/2025		385	NOK	3,843	0	0
	11/2025		754	TRY	32,875	7	0
	12/2025	KRW	42,950,944		$30,787	91	0
	12/2025	MYR	40,950		9,764	13	(1)
	12/2025		$35,022	AUD	52,700	0	(119)
	12/2025		6,208	CLP	5,932,241	0	(38)
	12/2025		26,200	CNH	185,207	0	(94)
	12/2025		24,711	EUR	20,750	0	(243)
	12/2025		58,340	GBP	42,687	0	(924)
	12/2025		44,713	MYR	187,525	0	(57)
	12/2025		5,038	NZD	8,435	0	(134)
	12/2025		19,800	SEK	183,816	0	(182)
	12/2025		135	TRY	5,959	0	0

CBK	10/2025	BRL	228,932		$42,735	0	(279)
	10/2025	CAD	190		136	0	0
	10/2025	CNH	53,778		7,578	30	0
	10/2025	EUR	24,931		29,483	213	0
	10/2025	GBP	98,849		134,852	1,910	0
	10/2025	IDR	116,115,594		7,060	100	0
	10/2025	INR	2,460,220		28,005	335	0
	10/2025	NOK	611,675		61,673	380	0
	10/2025	SEK	195,945		21,198	385	0
	10/2025		$43,044	BRL	228,932	0	(30)
	10/2025		22,306	EUR	18,869	2	(155)
	10/2025		1,037	GBP	768	0	(4)
	10/2025		1,120	HKD	8,712	0	(1)
	10/2025		12,486	IDR	209,233,733	54	0
	10/2025		6,527	INR	579,626	0	(8)
	10/2025		1,531	JPY	223,800	0	(18)
	10/2025		4,684	NOK	47,308	57	0
	10/2025		2,445	SGD	3,134	0	(16)
	11/2025	INR	580,762		$6,527	8	0
	11/2025	SGD	15		11	0	0
	11/2025		$136	CAD	189	0	0
	11/2025		85,805	COP	357,293,114	4,944	0
	11/2025		37,979	NOK	378,768	0	(17)
	11/2025		283	ZAR	4,992	5	0
	12/2025	BRL	27,804		$5,100	0	(32)
	12/2025	IDR	209,826,835		12,486	0	(63)
	12/2025	THB	20		1	0	0
	12/2025		$639	CZK	13,249	1	0
	12/2025		19,845	PEN	73,463	1,278	0
	12/2025		59	PHP	3,385	0	(1)
	12/2025		28,962	THB	913,528	0	(621)
	01/2026		42,735	BRL	233,864	233	0
	03/2026	CLP	21,872,702		$22,667	0	(67)
	05/2026		$34,130	PEN	121,701	680	0

DUB	10/2025	CNH	8,227		$1,157	2	0
	10/2025	ILS	235,897		69,040	0	(2,179)
	10/2025	INR	1,120,807		12,679	74	0
	10/2025	KRW	12,694,393		9,156	108	0
	10/2025		$10,557	INR	937,818	0	(9)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$18	KRW	24,546	$0	$0
	11/2025	INR	939,682		$10,557	9	0
	11/2025		$69,040	ILS	235,777	2,146	0
	12/2025	HUF	1,817,393		$5,400	0	(46)
	12/2025	KRW	8,500,841		6,049	0	(26)
	12/2025	SGD	34,832		27,100	0	(56)
	12/2025		$3,860	JPY	559,453	0	(48)
	12/2025		22,877	SGD	28,978	0	(285)

FAR	10/2025	BRL	14,670		$2,738	0	(18)
	10/2025	CHF	2,208		2,772	0	(2)
	10/2025	CNH	3,587		505	2	0
	10/2025	INR	2,345,477		26,593	213	0
	10/2025	PLN	107,910		29,592	0	(92)
	10/2025		$26,126	AUD	40,261	515	0
	10/2025		2,758	BRL	14,670	0	(2)
	10/2025		12,649	JPY	1,859,518	0	(75)
	10/2025		60,356	PLN	220,613	331	0
	10/2025		48,276	SGD	62,174	0	(77)
	11/2025	AUD	2,531		$1,653	0	(22)
	11/2025	SGD	62,017		48,276	73	0
	11/2025		$26,040	BRL	145,492	1,078	0
	11/2025		2,772	CHF	2,200	2	0
	12/2025	PEN	99		$28	0	0
	12/2025		$2,739	BRL	14,878	17	0
	12/2025		113,513	MXN	2,151,097	2,999	0

GLM	10/2025	CNH	283		$40	0	0
	10/2025	IDR	2,964,901		179	2	0
	10/2025	ILS	3,605		1,076	0	(12)
	10/2025	INR	668,385		7,617	100	0
	10/2025	MYR	15,111		3,585	0	(7)
	10/2025	THB	158		5	0	0
	10/2025		$92	CHF	74	0	0
	10/2025		12,050	IDR	200,997,620	0	(3)
	10/2025		148	ILS	507	5	0
	10/2025		263	RON	1,148	2	0
	11/2025		159	ILS	540	4	0
	11/2025		214	TRY	9,317	2	0
	12/2025	IDR	201,479,628		$12,050	0	0
	12/2025	MYR	29,161		6,950	6	0
	03/2026	CLP	36,013,579		37,168	0	(264)

IND	12/2025		$126	CZK	2,589	0	(1)

JPM	10/2025	AUD	40,261		$26,859	218	0
	10/2025	BRL	710		130	0	(3)
	10/2025	CHF	31,224		39,538	315	0
	10/2025	EUR	22,577		26,404	0	(102)
	10/2025	IDR	294,429,790		17,862	214	0
	10/2025	KRW	21,971,322		15,848	189	0
	10/2025	TRY	24,266		574	0	(2)
	10/2025		$134	BRL	710	0	0
	10/2025		96,449	CAD	133,286	0	(672)
	10/2025		35,855	PLN	131,751	388	(1)
	10/2025		8,639	ZAR	152,814	199	0
	11/2025	TRY	4,639		$107	0	0
	12/2025	HUF	6,182,807		18,502	0	(26)
	12/2025	KRW	13,138,819		9,351	0	(39)
	12/2025	MXN	225,720		12,117	0	(109)
	12/2025	NZD	87,300		50,692	0	(68)

MBC	10/2025	CNH	4,187		589	1	0
	10/2025	GBP	9,428		12,710	36	(5)
	10/2025	KRW	17,449,878		12,563	126	0
	10/2025	NOK	3,926		393	0	0
	10/2025		$52	CAD	71	0	(1)
	10/2025		1,233	CNH	8,781	0	0
	10/2025		1,081	EUR	920	0	0
	10/2025		2,408	GBP	1,771	0	(26)
	10/2025		1,361	JPY	202,330	8	0
	10/2025		64,354	SEK	616,974	1,181	0
	10/2025		13,141	SGD	16,841	0	(86)
	10/2025		38,414	THB	1,237,061	0	(184)

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	CNH	8,760	$	,233	$0	$0
	11/2025	JPY	340,221		2,301	0	(8)
	11/2025		$12,712	GBP	9,427	5	(36)
	11/2025		7	ILS	24	0	0
	11/2025		393	NOK	3,925	0	0
	12/2025	COP	27,507,340		$7,000	55	0
	12/2025	IDR	974,348		59	1	0
	12/2025	THB	88,408		2,748	5	0
	12/2025		$190	CZK	3,901	0	(1)
	12/2025		527	HUF	174,406	0	(4)
	12/2025		134,340	JPY	19,469,738	0	(1,674)
	12/2025		145	MXN	2,731	3	0
	12/2025		18,123	SGD	22,960	0	(223)

MYI	10/2025	CAD	303,074		$220,311	2,528	0
	10/2025	CNH	4,227		594	1	0
	10/2025	JPY	28,404,000		193,638	1,570	0
	10/2025	NOK	116		12	0	0
	10/2025	PLN	101,522		28,044	120	0
	10/2025		$1,782	HKD	13,855	0	(1)
	10/2025		50,992	JPY	7,612,343	483	0
	11/2025	JPY	7,565,375		$50,852	0	(483)
	11/2025		$12	NOK	116	0	0
	11/2025		200	ZAR	3,482	1	0
	12/2025	CAD	81,792		$58,900	0	(83)
	12/2025	CLP	12,566,532		13,200	130	0
	12/2025	GBP	44,625		59,772	0	(251)
	12/2025	HUF	674,647		2,005	0	(17)
	12/2025	JPY	10,557,150		71,100	0	(836)
	12/2025	MXN	175,915		9,500	0	(28)
	12/2025	MYR	15,551		3,704	1	0
	12/2025		$12,227	AUD	18,300	0	(107)
	12/2025		35,900	CHF	27,947	0	(480)
	12/2025		33,199	CZK	684,891	0	(107)
	12/2025		4,532	KRW	6,196,151	0	(104)
	12/2025		392	MXN	7,326	5	0
	12/2025		13,320	MYR	55,836	0	(24)
	12/2025		9,873	PLN	35,414	0	(142)

NGF	10/2025	IDR	2,662,950		$161	1	0
	10/2025	KRW	29,101,754		20,924	183	0
	10/2025		$233	TRY	10,113	4	0
	11/2025		193		8,444	2	0
	12/2025		101		4,418	0	0

RYL	12/2025		55	PHP	3,145	0	(1)

SCX	10/2025	CNH	3,074		$433	1	0
	10/2025	GBP	3,273		4,378	0	(24)
	10/2025	IDR	116,759,211		7,101	103	0
	10/2025	INR	1,087,630		12,324	91	0
	10/2025	SEK	13,735		1,459	0	0
	10/2025		$2,550	GBP	1,906	14	0
	10/2025		9,692	IDR	161,832,300	7	0
	10/2025		6,717	INR	597,220	0	0
	10/2025		721	JPY	105,970	0	(4)
	11/2025	GBP	1,906		$2,550	0	(14)
	11/2025	INR	598,379		6,717	1	0
	11/2025	JPY	1,639		11	0	0
	11/2025		$4,379	GBP	3,273	24	0
	11/2025		104	ILS	348	1	0
	12/2025	IDR	162,241,315		$9,692	0	(11)
	12/2025	PHP	2,910,609		50,823	1,034	0
	12/2025		$1,081	CLP	1,032,355	0	(7)
	12/2025		6,228	CZK	127,745	0	(56)

SOG	10/2025	BRL	113,469		$21,334	15	0
	10/2025	COP	109,287,055		27,107	0	(682)
	10/2025	EUR	8,623		10,141	17	0
	10/2025	NOK	12,823		1,285	1	0
	10/2025	SEK	409,727		43,390	0	(131)
	10/2025		$20,197	BRL	113,469	1,123	0
	10/2025		3,799	EUR	3,231	0	(6)
	10/2025		117,705	JPY	17,503,049	687	(37)
	10/2025		27,432	NZD	47,083	0	(136)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$247	RON	1,075	$1	$0
	11/2025	EUR	3,231		$3,807	6	0
	11/2025	JPY	16,475,516		111,107	0	(688)
	11/2025		$10,161	EUR	8,623	0	(17)
	11/2025		1,286	NOK	12,820	0	(1)
	11/2025		43,390	SEK	408,864	133	0
	12/2025		33,844	CLP	32,225,094	0	(328)
	12/2025		9,000	JPY	1,316,368	0	(30)
	12/2025		179	MXN	3,325	1	0
	03/2026		7,092	CLP	6,849,555	27	0

SSB	10/2025	GBP	2,740		$3,693	8	0
	10/2025		$156,835	GBP	116,354	0	(351)
	12/2025	PEN	8,022		2,169	0	(137)
	12/2025		$24,262	CLP	23,078,014	0	(259)

UAG	10/2025	ILS	23,686		$6,922	0	(229)
	10/2025	INR	27,013		306	2	0
	10/2025	PLN	101,463		27,950	42	0
	10/2025		$87	CAD	121	0	(1)
	10/2025		78,638	ILS	262,342	565	0
	10/2025		57,489	NOK	585,049	1,136	0
	10/2025		248	ZAR	4,343	4	0
	11/2025		46	COP	186,043	1	0
	11/2025		6,922	ILS	23,674	226	0
	12/2025		6,462	COP	25,632,735	9	0
	12/2025		35,702	HUF	11,817,919	0	(288)
	12/2025		434	MXN	8,183	9	0
	12/2025		45,615	PHP	2,618,589	0	(822)

Total Forward Foreign Currency Contracts						$39,324	$(21,930)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650%	09/09/2026	332,100	$ 346	$ 361

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	25,700	26	28

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	268,300	285	291

Total Purchased Options							$ 657	$ 680

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Pay	3-Month MYR-KLIBOR(2)	3.000%	Quarterly	03/18/2031	MYR	543,600	$(879)	$(653)	$0	$(1,532)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MEI	Receive	BOVESPA Index	650	0.000%	Maturity	10/15/2025	BRL	93,860	$0	$335	$335	$0
	Receive	KOSPI2 Index	84,750,000	0.000%	Maturity	12/11/2025	KRW	37,505,483	0	2,012	2,012	0
	Receive	Thailand Equity Index	491,600	0.000%	Maturity	12/29/2025	THB	401,346	0	(9)	0	(9)

									$0	$2,338	$2,347	$(9)

Total Swap Agreements									$(879)	$1,685	$2,347	$(1,541)

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$285	$0	$0	$285	$(37)	$0	$0	$(37)	$248	$(360)	$(112)
BOA	460	0	0	460	(472)	0	0	(472)	(12)	0	(12)
BPS	1,368	0	0	1,368	(4,496)	0	0	(4,496)	(3,128)	3,342	214
BRC	5,644	0	0	5,644	(2,196)	0	0	(2,196)	3,448	(2,980)	468
CBK	10,615	0	0	10,615	(1,312)	0	(1,532)	(2,844)	7,771	(8,301)	(530)
DUB	2,339	361	0	2,700	(2,649)	0	0	(2,649)	51	(32)	19
FAR	5,230	0	0	5,230	(288)	0	0	(288)	4,942	(4,580)	362
GLM	121	0	0	121	(286)	0	0	(286)	(165)	1	(164)
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	1,523	0	0	1,523	(1,022)	0	0	(1,022)	501	(1,137)	(636)
MBC	1,421	0	0	1,421	(2,248)	0	0	(2,248)	(827)	1,427	600
MEI	0	0	2,347	2,347	0	0	(9)	(9)	2,338	(2,590)	(252)
MYC	0	28	0	28	0	0	0	0	28	0	28
MYI	4,839	0	0	4,839	(2,663)	0	0	(2,663)	2,176	(3,670)	(1,494)
NGF	190	291	0	481	0	0	0	0	481	(590)	(109)
RYL	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SCX	1,276	0	0	1,276	(116)	0	0	(116)	1,160	(970)	190
SOG	2,011	0	0	2,011	(2,056)	0	0	(2,056)	(45)	398	353
SSB	8	0	0	8	(747)	0	0	(747)	(739)	1,207	468
UAG	1,994	0	0	1,994	(1,340)	0	0	(1,340)	654	(1,185)	(531)

Total Over the Counter	$39,324	$680	$2,347	$42,351	$(21,930)	$0	$(1,541)	$(23,471)

(g)

Securities with an aggregate market value of $6,646 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$8,713	$0	$3,547	$0	$356	$12,616
Swap Agreements	0	213	0	0	5,578	5,791

	$8,713	$213	$3,547	$0	$5,934	$18,407

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$39,324	$0	$39,324
Purchased Options	0	0	0	0	680	680
Swap Agreements	0	0	2,347	0	0	2,347

	$0	$0	$2,347	$39,324	$680	$42,351

	$8,713	$213	$5,894	$39,324	$6,614	$60,758

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$4,015	$0	$906	$1	$176	$5,098
Swap Agreements	0	70	0	0	3,654	3,724

	$4,015	$70	$906	$1	$3,830	$8,822

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,930	$0	$21,930
Swap Agreements	0	0	9	0	1,532	1,541

	$0	$0	$9	$21,930	$1,532	$23,471

	$4,015	$70	$915	$21,931	$5,362	$32,293

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(118,909)	$0	$9,819	$155	$(6,974)	$(115,909)
Swap Agreements	0	8,213	0	0	(60,337)	(52,124)

	$(118,909)	$8,213	$9,819	$155	$(67,311)	$(168,033)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(102,379)	$0	$(102,379)
Purchased Options	0	0	0	0	(1,003)	(1,003)
Swap Agreements	0	0	(4,880)	0	2,328	(2,552)

	$0	$0	$(4,880)	$(102,379)	$1,325	$(105,934)

	$(118,909)	$8,213	$4,939	$(102,224)	$(65,986)	$(273,967)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$26,595	$0	$7,571	$(171)	$(283)	$33,712
Swap Agreements	0	(4,715)	0	0	70,270	65,555

	$26,595	$(4,715)	$7,571	$(171)	$69,987	$99,267

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$75,915	$0	$75,915
Purchased Options	0	0	0	0	(310)	(310)
Swap Agreements	0	0	2,596	0	(565)	2,031

	$0	$0	$2,596	$75,915	$(875)	$77,636

	$26,595	$(4,715)	$10,167	$75,744	$69,112	$176,903

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$25,660	$0	$25,660
Industrials	0	14,850	0	14,850
Utilities	0	12,898	0	12,898
U.S. Government Agencies	0	516,298	0	516,298
Non-Agency Mortgage-Backed Securities	0	6,108	0	6,108
Asset-Backed Securities
Automobile Sequential	0	17,613	0	17,613
Other ABS	0	49,029	0	49,029
Commodities	0	352,436	0	352,436
Short-Term Instruments
Repurchase Agreements	0	105,100	0	105,100
U.S. Treasury Bills	0	34,706	0	34,706

	$0	$1,134,698	$0	$1,134,698

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$634,221	$0	$0	$634,221

Total Investments	$634,221	$1,134,698	$0	$1,768,919

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,224)	$0	$(12,224)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12,434	5,748	0	18,182
Over the counter	0	42,351	0	42,351

	$12,434	$48,099	$0	$60,533

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,064)	(3,517)	0	(8,581)
Over the counter	0	(23,471)	0	(23,471)

	$(5,064)	$(26,988)	$0	$(32,052)

Total Financial Derivative Instruments	$7,370	$21,111	$0	$28,481

Totals	$641,591	$1,143,585	$0	$1,785,176

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established PIMCO Cayman Commodity Fund VIII, Ltd., a Cayman Islands exempted company (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated

Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

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Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the

Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains

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Notes to Financial Statements	(Cont.)

and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination

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relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The

Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

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Notes to Financial Statements	(Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using

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these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO TRENDS Managed Futures Strategy Fund	$744,058	$52,477	$(245,776)	$20	$6	$550,785	$1,254	$0

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Notes to Financial Statements	(Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO TRENDS Managed Futures Strategy Fund	$102,261	$189,070	$(209,000)	$(58)	$1,163	$83,436	$14,650	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and

other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively.

Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

(c) The Fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement,

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Notes to Financial Statements	(Cont.)

there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

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The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets, commodities and other assets and/or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

The Fund may invest in cash-settled futures contracts based on price movements of Bitcoin that are traded on an exchange regulated by the U.S. Commodity Futures Trading Commission (e.g., Chicago Mercantile Exchange) (“Bitcoin Futures”). Bitcoin Futures are subject to the risk that the value of Bitcoin (and therefore, the price of Bitcoin Futures), is not backed by any government, corporation, or other identified body. Because Bitcoin is a new technological innovation with a limited history and is a highly speculative asset, future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of any Fund exposure to Bitcoin through investments in Bitcoin Futures.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the

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Notes to Financial Statements	(Cont.)

Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty

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over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when

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Notes to Financial Statements	(Cont.)

compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

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Market Risk is the risk that the value of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose the Fund to leverage risk, liquidity risk, market volatility, and margin requirements.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Fund.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Commodity Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

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Notes to Financial Statements	(Cont.)

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign(non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate changes and other market risks.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Fund is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures,

40	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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including the imposition of tariffs, or other U.S. economic policies and related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Notes to Financial Statements	(Cont.)

Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared

OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the

42	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3		Class A	Class C
1.15%	0.25%	0.35%	0.45%	(1)	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Notes to Financial Statements	(Cont.)

expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Consolidated

Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of September 30, 2025, the amount waived and/or reimbursed was $4,802.

(g) Acquired Fund Fees and Expenses The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the amount waived and/or reimbursed was $1,923,017. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale

44	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$3,876,824	$4,184,185	$100,740	$399,336

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	34,799	$339,876	98,276	$1,031,085

I-2	4,861	46,768	12,634	130,749

I-3	386	3,722	1,705	17,946

Class A	156	1,477	2,659	27,533

Class C	7	60	10	106
Cost of shares redeemed

Institutional Class	(82,465)	(781,361)	(143,395)	(1,485,866)

I-2	(8,458)	(80,864)	(21,395)	(220,605)

I-3	(1,307)	(12,585)	(2,582)	(26,578)

Class A	(671)	(6,342)	(4,623)	(46,764)

Class C	0	0	(4)	(38)

Net increase (decrease) resulting from Fund share transactions	(52,692)	$(489,249)	(56,715)	$(572,432)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, two persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares comprising, 49% of the Fund. One of the shareholders is a related party of the Fund and comprises 27% of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on September 6, 2013, as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All

inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 33.1% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

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Notes to Financial Statements	(Cont.)

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income.

Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Fund with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Fund’s recognition of its Commodity Subsidiary’s “subpart F income” will increase the Fund’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in its Commodity Subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by Commodity Subsidiary, such loss is not generally available to offset the income earned by such Commodity Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Fund or if the Fund’s income from in the subsidiary is derived with respect to the Fund’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If the Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Fund’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in this prospectus.

46	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

September 30, 2025	(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2025, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$198,923	$2,601

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$1,579,359	$328,611	$(75,247)	$253,364

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira

CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	LME	London Metal Exchange	OTC	Over the Counter

FTSE	Financial Times Stock Exchange

Index/Spread Abbreviations:

BOVESPA	Brazil Bovespa Index	DAX	Deutscher Aktien Index 30	S&P 500	Standard & Poor’s 500 Index

Brent	Brent Crude	FTSE MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	SIBCSORA	Singapore Overnight Rate Average

CAC	Cotation Assistée en Continu	HSCEI	Hang Seng China Enterprises Index	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	IBEX 35	Spanish Continuous Exchange Index	SONIA	Sterling Overnight Interbank Average Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate

CDX.HY	Credit Derivatives Index - High Yield	IFSC	National Stock Exchange of India	SPI 200	Australian Equity Futures Index

CDX.IG	Credit Derivatives Index - Investment Grade	KOSPI2	Korea Stock Exchange KOSPI 200 Index	VSTOXX	Euro Stoxx 50 Volatility Index

CNREPOFIX	China Fixing Repo Rates 7-Day	MUTKCALM	Tokyo Overnight Average Rate	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	OMX	Stockholm 30 Index

Other Abbreviations:

ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TAIBOR	Taipei Interbank Offered Rate

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

CHILIBOR	Chile Interbank Offered Rate	MSCI	Morgan Stanley Capital International	THBFIX	Thai Baht Floating-Rate Fix

CLO	Collateralized Loan Obligation	Oat	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate	oz.	Ounce	WTI	West Texas Intermediate

HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

48	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO TRENDS Managed Futures Strategy Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

50	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed

52	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	53

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary

Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	55

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board

56	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS10789FSTMSAR_093025

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)  Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)  Not applicable to the Registrant.

(a)(3)  Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)  Not applicable to the Registrant.

(a)(5)  There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)   Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	December 4, 2025

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	December 4, 2025